UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

(This Form N-CSR relates solely to the Registrant’s 64 portfolios listed in Appendix A)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2020

Date of reporting period:	6/30/2020

Item 1 – Reports to Stockholders

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST AQR Emerging Markets Equity Portfolio

AST Cohen & Steers Realty Portfolio

AST Emerging Markets Equity Portfolio

AST Goldman Sachs Small-Cap Value Portfolio

AST Hotchkis & Wiley Large-Cap Value Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST J.P. Morgan International Equity Portfolio

AST Jennison Large-Cap Growth Portfolio

AST Large-Cap Core Portfolio

AST Loomis Sayles Large-Cap Growth Portfolio

AST MFS Global Equity Portfolio

AST MFS Growth Portfolio

AST MFS Large-Cap Value Portfolio

AST Mid-Cap Growth Portfolio

AST Neuberger Berman/LSV Mid-Cap Value Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Growth Opportunities Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Large-Cap Growth Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Templeton Global Bond Portfolio

AST WEDGE Capital Mid-Cap Value Portfolio

AST Wellington Management Hedged Equity Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST AQR Emerging Markets Equity Portfolio	A2
	AST Cohen & Steers Realty Portfolio	A19
	AST Emerging Markets Equity Portfolio	A22
	AST Goldman Sachs Small-Cap Value Portfolio	A52
	AST Hotchkis & Wiley Large-Cap Value Portfolio	A59
	AST International Growth Portfolio	A64
	AST International Value Portfolio	A69
	AST J.P. Morgan International Equity Portfolio	A77
	AST Jennison Large-Cap Growth Portfolio	A82
	AST Large-Cap Core Portfolio	A86
	AST Loomis Sayles Large-Cap Growth Portfolio	A95
	AST MFS Global Equity Portfolio	A99
	AST MFS Growth Portfolio	A103
	AST MFS Large-Cap Value Portfolio	A108
	AST Mid-Cap Growth Portfolio	A113
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	A119
	AST Small-Cap Growth Portfolio	A127
	AST Small-Cap Growth Opportunities Portfolio	A134
	AST Small-Cap Value Portfolio	A141
	AST T. Rowe Price Large-Cap Growth Portfolio	A152
	AST T. Rowe Price Large-Cap Value Portfolio	A156
	AST T. Rowe Price Natural Resources Portfolio	A161
	AST Templeton Global Bond Portfolio	A167
	AST WEDGE Capital Mid-Cap Value Portfolio	A176
	AST Wellington Management Hedged Equity Portfolio	A180

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2020

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2020

AST AQR Emerging Markets Equity
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Tencent Holdings Ltd.	Interactive Media & Services	China	5.2%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	5.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	Taiwan	5.0%
Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	China	4.8%
China Mobile Ltd.	Wireless Telecommunication Services	China	2.4%
China Construction Bank Corp. (Class H Stock)	Banks	China	2.0%
SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	South Korea	1.7%
Meituan Dianping (Class B Stock)	Internet & Direct Marketing Retail	China	1.6%
NAVER Corp.	Interactive Media & Services	South Korea	1.5%
LG Electronics, Inc.	Household Durables	South Korea	1.0%

AST Cohen & Steers Realty
Ten Largest Holdings	Real Estate Sectors	(% of Net Assets	)
American Tower Corp.	Specialized REITs	12.8%
Equinix, Inc.	Specialized REITs	8.4%
Public Storage	Specialized REITs	5.3%
Welltower, Inc.	Health Care REITs	4.9%
Duke Realty Corp.	Industrial REITs	4.7%
UDR, Inc.	Residential REITs	4.7%
Prologis, Inc.	Industrial REITs	4.4%
SBA Communications Corp.	Specialized REITs	4.0%
Simon Property Group, Inc.	Retail REITs	3.8%
Essex Property Trust, Inc.	Residential REITs	3.7%

AST Emerging Markets Equity
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	5.1%
Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	China	4.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Semiconductors & Semiconductor Equipment	Taiwan	4.3%
Tencent Holdings Ltd.	Interactive Media & Services	China	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	2.7%
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	Insurance	China	2.1%
China Construction Bank Corp. (Class H Stock)	Banks	China	1.7%
Tata Consultancy Services Ltd.	IT Services	India	1.6%
Prosus NV	Internet & Direct Marketing Retail	China	1.5%
Meituan Dianping (Class B Stock)	Internet & Direct Marketing Retail	China	1.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST Goldman Sachs Small-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
STAG Industrial, Inc.	Equity Real Estate Investment Trusts (REITs)	1.2%
Rexnord Corp.	Machinery	1.0%
Meritage Homes Corp.	Household Durables	1.0%
ONE Gas, Inc.	Gas Utilities	1.0%
Terreno Realty Corp.	Equity Real Estate Investment Trusts (REITs)	1.0%
KBR, Inc.	IT Services	1.0%
Stifel Financial Corp.	Capital Markets	1.0%
Portland General Electric Co.	Electric Utilities	0.9%
Darling Ingredients, Inc.	Food Products	0.9%
PS Business Parks, Inc.	Equity Real Estate Investment Trusts (REITs)	0.9%

AST Hotchkis & Wiley Large-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
General Electric Co.	Industrial Conglomerates	5.0%
American International Group, Inc.	Insurance	4.5%
Wells Fargo & Co.	Banks	3.9%
Microsoft Corp.	Software	3.7%
Citigroup, Inc.	Banks	3.3%
General Motors Co.	Automobiles	3.0%
Goldman Sachs Group, Inc. (The)	Capital Markets	3.0%
Oracle Corp.	Software	2.8%
Cummins, Inc.	Machinery	2.6%
Anthem, Inc.	Health Care Providers & Services	2.5%

AST International Growth
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Adyen NV, 144A	IT Services	Netherlands	3.1%
Tencent Holdings Ltd.	Interactive Media & Services	China	2.7%
Shopify, Inc. (Class A Stock)	IT Services	Canada	2.5%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	2.4%
MercadoLibre, Inc.	Internet & Direct Marketing Retail	Argentina	2.3%
L’Oreal SA	Personal Products	France	2.0%
Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	United States	1.9%
Experian PLC	Professional Services	United Kingdom	1.9%
Sea Ltd., ADR	Entertainment	Taiwan	1.7%
Roche Holding AG	Pharmaceuticals	Switzerland	1.7%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST International Value
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Novartis AG	Pharmaceuticals	Switzerland	2.8%
Sanofi	Pharmaceuticals	France	2.4%
Roche Holding AG	Pharmaceuticals	Switzerland	2.0%
SAP SE	Software	Germany	1.6%
Enel SpA	Electric Utilities	Italy	1.5%
Engie SA	Multi-Utilities	France	1.4%
Tesco PLC	Food & Staples Retailing	United Kingdom	1.3%
Medtronic PLC	Health Care Equipment & Supplies	United States	1.2%
Vivendi SA	Entertainment	France	1.2%
RELX PLC	Professional Services	United Kingdom	1.2%

AST J.P. Morgan International Equity
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Nestle SA	Food Products	Switzerland	3.8%
Roche Holding AG	Pharmaceuticals	Switzerland	3.2%
Novartis AG	Pharmaceuticals	Switzerland	2.4%
ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	2.3%
Keyence Corp.	Electronic Equipment, Instruments & Components	Japan	2.1%
SAP SE	Software	Germany	2.1%
AIA Group Ltd.	Insurance	Hong Kong	2.1%
Novo Nordisk A/S (Class B Stock)	Pharmaceuticals	Denmark	2.0%
GlaxoSmithKline PLC	Pharmaceuticals	United Kingdom	2.0%
Sony Corp.	Household Durables	Japan	1.9%

AST Jennison Large-Cap Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Amazon.com, Inc.	Internet & Direct Marketing Retail	7.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	5.7%
Microsoft Corp.	Software	5.4%
Netflix, Inc.	Entertainment	4.1%
Tesla, Inc.	Automobiles	4.0%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	3.5%
Mastercard, Inc. (Class A Stock)	IT Services	3.3%
Adobe, Inc.	Software	3.0%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	3.0%
salesforce.com, Inc.	Software	3.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST Large-Cap Core
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	6.5%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.9%
Amazon.com, Inc.	Internet & Direct Marketing Retail	3.0%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.9%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.0%
Mastercard, Inc. (Class A Stock)	IT Services	1.9%
Johnson & Johnson	Pharmaceuticals	1.6%
Eli Lilly & Co.	Pharmaceuticals	1.5%
Verizon Communications, Inc.	Diversified Telecommunication Services	1.3%
Cigna Corp.	Health Care Providers & Services	1.2%

AST Loomis Sayles Large-Cap Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Amazon.com, Inc.	Internet & Direct Marketing Retail	8.0%
Visa, Inc. (Class A Stock)	IT Services	6.5%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	6.0%
Alibaba Group Holding Ltd. (China), ADR	Internet & Direct Marketing Retail	5.6%
Autodesk, Inc.	Software	5.3%
Microsoft Corp.	Software	4.7%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	4.4%
salesforce.com, Inc.	Software	4.1%
Regeneron Pharmaceuticals, Inc.	Biotechnology	4.1%
Oracle Corp.	Software	4.0%

AST MFS Global Equity
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	United States	3.5%
Visa, Inc. (Class A Stock)	IT Services	United States	3.4%
Comcast Corp. (Class A Stock)	Media	United States	3.2%
Nestle SA	Food Products	Switzerland	3.0%
Schneider Electric SE	Electrical Equipment	France	2.9%
Medtronic PLC	Health Care Equipment & Supplies	United States	2.9%
Accenture PLC (Class A Stock)	IT Services	United States	2.8%
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	France	2.4%
Roche Holding AG	Pharmaceuticals	Switzerland	2.3%
Essity AB (Class B Stock)	Household Products	Sweden	2.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST MFS Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	10.3%
Amazon.com, Inc.	Internet & Direct Marketing Retail	8.4%
Adobe, Inc.	Software	4.6%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	4.2%
Visa, Inc. (Class A Stock)	IT Services	3.7%
Mastercard, Inc. (Class A Stock)	IT Services	3.3%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	2.9%
salesforce.com, Inc.	Software	2.2%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.1%
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	2.1%

AST MFS Large-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Johnson & Johnson	Pharmaceuticals	4.1%
JPMorgan Chase & Co.	Banks	3.9%
Comcast Corp. (Class A Stock)	Media	3.0%
Medtronic PLC	Health Care Equipment & Supplies	2.7%
Accenture PLC (Class A Stock)	IT Services	2.5%
Aon PLC (Class A Stock)	Insurance	2.5%
Cigna Corp.	Health Care Providers & Services	2.4%
Honeywell International, Inc.	Industrial Conglomerates	2.4%
Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	2.4%
Northrop Grumman Corp.	Aerospace & Defense	2.3%

AST Mid-Cap Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
RingCentral, Inc. (Class A Stock)	Software	2.5%
Global Payments, Inc.	IT Services	2.1%
Take-Two Interactive Software, Inc.	Entertainment	1.8%
MSCI, Inc.	Capital Markets	1.8%
Verisk Analytics, Inc.	Professional Services	1.7%
Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	1.7%
Cadence Design Systems, Inc.	Software	1.6%
SBA Communications Corp.	Equity Real Estate Investment Trusts (REITs)	1.6%
Masimo Corp.	Health Care Equipment & Supplies	1.6%
Wix.com Ltd. (Israel)	IT Services	1.6%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST Neuberger Berman/LSV Mid-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Alexion Pharmaceuticals, Inc.	Biotechnology	2.4%
Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	1.8%
Evergy, Inc.	Electric Utilities	1.7%
Nuance Communications, Inc.	Software	1.4%
Zimmer Biomet Holdings, Inc.	Health Care Equipment & Supplies	1.4%
General Dynamics Corp.	Aerospace & Defense	1.4%
Molson Coors Beverage Co. (Class B Stock)	Beverages	1.3%
Vistra Energy Corp.	Independent Power & Renewable Electricity Producers	1.3%
State Street Corp.	Capital Markets	1.2%
TreeHouse Foods, Inc.	Food Products	1.1%

AST Small-Cap Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Chegg, Inc.	Diversified Consumer Services	2.6%
Churchill Downs, Inc.	Hotels, Restaurants & Leisure	1.7%
Mercury Systems, Inc.	Aerospace & Defense	1.6%
NeoGenomics, Inc.	Life Sciences Tools & Services	1.6%
QTS Realty Trust, Inc. (Class A Stock)	Equity Real Estate Investment Trusts (REITs)	1.5%
Freshpet, Inc.	Food Products	1.3%
National Vision Holdings, Inc.	Specialty Retail	1.2%
AtriCure, Inc.	Health Care Equipment & Supplies	1.2%
Glu Mobile, Inc.	Entertainment	1.2%
Wix.com Ltd. (Israel)	IT Services	1.2%

AST Small-Cap Growth Opportunities
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Everbridge, Inc.	Software	1.9%
Bandwidth, Inc. (Class A Stock)	Diversified Telecommunication Services	1.8%
Wix.com Ltd. (Israel)	IT Services	1.6%
LHC Group, Inc.	Health Care Providers & Services	1.6%
Q2 Holdings, Inc.	Software	1.1%
Mercury Systems, Inc.	Aerospace & Defense	1.1%
Hostess Brands, Inc.	Food Products	1.1%
Five9, Inc.	Software	1.1%
BellRing Brands, Inc. (Class A Stock)	Personal Products	1.1%
Amicus Therapeutics, Inc.	Biotechnology	1.1%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST Small-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Darling Ingredients, Inc.	Food Products	1.3%
Portland General Electric Co.	Electric Utilities	1.2%
Murphy USA, Inc.	Specialty Retail	1.2%
IBERIABANK Corp.	Banks	1.1%
MACOM Technology Solutions Holdings, Inc.	Semiconductors & Semiconductor Equipment	1.0%
IDACORP, Inc.	Electric Utilities	0.9%
Spire, Inc.	Gas Utilities	0.8%
TreeHouse Foods, Inc.	Food Products	0.8%
CACI International, Inc. (Class A Stock)	IT Services	0.8%
ExlService Holdings, Inc.	IT Services	0.8%

AST T. Rowe Price Large-Cap Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Amazon.com, Inc.	Internet & Direct Marketing Retail	9.2%
Microsoft Corp.	Software	8.1%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	5.7%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	5.2%
Visa, Inc. (Class A Stock)	IT Services	4.3%
Apple, Inc.	Technology Hardware, Storage & Peripherals	3.9%
Global Payments, Inc.	IT Services	3.0%
salesforce.com, Inc.	Software	2.9%
Netflix, Inc.	Entertainment	2.5%
PayPal Holdings, Inc.	IT Services	2.4%

AST T. Rowe Price Large-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Morgan Stanley	Capital Markets	3.2%
Microsoft Corp.	Software	2.8%
Southern Co. (The)	Electric Utilities	2.6%
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	2.5%
Chubb Ltd.	Insurance	2.5%
Johnson & Johnson	Pharmaceuticals	2.4%
Wells Fargo & Co.	Banks	2.4%
TOTAL SA (France), ADR	Oil, Gas & Consumable Fuels	2.4%
United Parcel Service, Inc. (Class B Stock)	Air Freight & Logistics	2.3%
General Electric Co.	Industrial Conglomerates	2.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST T. Rowe Price Natural Resources
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
TOTAL SA	Integrated Oil & Gas	France	4.5%
Air Products & Chemicals, Inc.	Industrial Gases	United States	3.2%
Linde PLC	Industrial Gases	United Kingdom	3.1%
ConocoPhillips	Oil & Gas Exploration & Production	United States	2.5%
EOG Resources, Inc.	Oil & Gas Exploration & Production	United States	2.4%
Chevron Corp.	Integrated Oil & Gas	United States	2.3%
BHP Group Ltd.	Diversified Metals & Mining	Australia	2.0%
Pioneer Natural Resources Co.	Oil & Gas Exploration & Production	United States	2.0%
Concho Resources, Inc.	Oil & Gas Exploration & Production	United States	1.9%
Galp Energia SGPS SA	Integrated Oil & Gas	Portugal	1.9%

AST Templeton Global Bond
Credit Quality	(% of Net Assets	)
AAA	29.6%
AA	5.8%
A	17.8%
BBB	18.0%
BB	7.6%
B	1.8%
CCC and Below	2.1%
NR	(0.2)%
Cash/Cash Equivalents	17.5%
Total	100.0%

AST WEDGE Capital Mid-Cap Value
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Ally Financial, Inc.	Consumer Finance	3.6%
Ashland Global Holdings, Inc.	Chemicals	3.5%
Packaging Corp. of America	Containers & Packaging	3.4%
FirstEnergy Corp.	Electric Utilities	3.4%
Republic Services, Inc.	Commercial Services & Supplies	3.3%
Qurate Retail, Inc. (Class A Stock)	Internet & Direct Marketing Retail	3.3%
Universal Health Services, Inc. (Class B Stock)	Health Care Providers & Services	3.2%
Entergy Corp.	Electric Utilities	3.2%
Adtalem Global Education, Inc.	Diversified Consumer Services	3.1%
Dover Corp.	Machinery	3.1%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST Wellington Management Hedged Equity
Ten Largest Holdings	Line of Business	(% of Net Assets	)
UnitedHealth Group, Inc.	Health Care Providers & Services	1.9%
Medtronic PLC	Health Care Equipment & Supplies	1.5%
Progressive Corp. (The)	Insurance	1.4%
Canadian National Railway Co. (Canada)	Road & Rail	1.2%
Union Pacific Corp.	Road & Rail	1.2%
American Tower Corp.	Equity Real Estate Investment Trusts (REITs)	1.2%
Cisco Systems, Inc.	Communications Equipment	1.1%
McDonald’s Corp.	Hotels, Restaurants & Leisure	1.1%
Danaher Corp.	Health Care Equipment & Supplies	1.0%
Novartis AG (Switzerland)	Pharmaceuticals	1.0%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

AST AQR Emerging Markets Equity Portfolio	Actual	$1,000.00	$902.80	1.37%	$6.48
	Hypothetical	$1,000.00	$1,018.05	1.37%	$6.87

AST Cohen & Steers Realty Portfolio	Actual	$1,000.00	$870.00	1.06%	$4.93
	Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32

AST Emerging Markets Equity Portfolio	Actual	$1,000.00	$782.70	1.38%	$6.12
	Hypothetical	$1,000.00	$1,018.00	1.38%	$6.92

AST Goldman Sachs Small-Cap Value Portfolio	Actual	$1,000.00	$757.90	1.04%	$4.55
	Hypothetical	$1,000.00	$1,019.69	1.04%	$5.22

AST Hotchkis & Wiley Large-Cap Value Portfolio	Actual	$1,000.00	$765.10	0.83%	$3.64
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17

AST International Growth Portfolio	Actual	$1,000.00	$1,029.20	1.09%	$5.50
	Hypothetical	$1,000.00	$1,019.44	1.09%	$5.47

AST International Value Portfolio	Actual	$1,000.00	$822.50	1.09%	$4.94
	Hypothetical	$1,000.00	$1,019.44	1.09%	$5.47

AST J.P. Morgan International Equity Portfolio	Actual	$1,000.00	$915.00	1.03%	$4.90
	Hypothetical	$1,000.00	$1,019.74	1.03%	$5.17

AST Jennison Large-Cap Growth Portfolio	Actual	$1,000.00	$1,177.70	0.99%	$5.36
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97

AST Large-Cap Core Portfolio	Actual	$1,000.00	$927.40	0.81%	$3.88
	Hypothetical	$1,000.00	$1,020.84	0.81%	$4.07

AST Loomis Sayles Large-Cap Growth Portfolio	Actual	$1,000.00	$1,094.40	0.91%	$4.74
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2020

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

AST MFS Global Equity Portfolio	Actual	$1,000.00	$921.60	1.11%	$5.30
	Hypothetical	$1,000.00	$1,019.34	1.11%	$5.57

AST MFS Growth Portfolio	Actual	$1,000.00	$1,090.80	0.97%	$5.04
	Hypothetical	$1,000.00	$1,020.04	0.97%	$4.87

AST MFS Large-Cap Value Portfolio	Actual	$1,000.00	$873.30	0.93%	$4.33
	Hypothetical	$1,000.00	$1,020.24	0.93%	$4.67

AST Mid-Cap Growth Portfolio	Actual	$1,000.00	$1,050.30	1.02%	$5.20
	Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12

AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Actual	$1,000.00	$754.40	1.01%	$4.41
	Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07

AST Small-Cap Growth Portfolio	Actual	$1,000.00	$1,034.90	1.00%	$5.06
	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02

AST Small-Cap Growth Opportunities Portfolio	Actual	$1,000.00	$979.70	1.06%	$5.22
	Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32

AST Small-Cap Value Portfolio	Actual	$1,000.00	$747.30	1.11%	$4.82
	Hypothetical	$1,000.00	$1,019.34	1.11%	$5.57

AST T. Rowe Price Large-Cap Growth Portfolio	Actual	$1,000.00	$1,114.80	0.90%	$4.73
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52

AST T. Rowe Price Large-Cap Value Portfolio	Actual	$1,000.00	$810.70	0.78%	$3.51
	Hypothetical	$1,000.00	$1,020.98	0.78%	$3.92

AST T. Rowe Price Natural Resources Portfolio	Actual	$1,000.00	$784.60	1.04%	$4.61
	Hypothetical	$1,000.00	$1,019.69	1.04%	$5.22

AST Templeton Global Bond Portfolio	Actual	$1,000.00	$937.70	0.94%	$4.53
	Hypothetical	$1,000.00	$1,020.19	0.94%	$4.72

AST WEDGE Capital Mid-Cap Value Portfolio	Actual	$1,000.00	$714.50	1.08%	$4.60
	Hypothetical	$1,000.00	$1,019.49	1.08%	$5.42

AST Wellington Management Hedged Equity Portfolio	Actual	$1,000.00	$934.00	1.05%	$5.05
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

GLOSSARY

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A —	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR —	American Depositary Receipt
AQUIS —	Aquis Exchange
BATE —	CBOE- Europe – BXE Order Books
CVA —	Certificate Van Aandelen (Bearer)
CVT —	Convertible Security
ETF —	Exchange-Traded Fund
FTSE —	Financial Times Stock Exchange
GDR —	Global Depositary Receipt
LIBOR —	London Interbank Offered Rate
LP —	Limited Partnership
MICEX —	Moscow Interbank Currency Exchange
MSCI —	Morgan Stanley Capital International
NVDR —	Non-voting Depositary Receipt
NYSE —	New York Stock Exchange
OOTC —	OTC Bulletin Board – Other OTC
OTC —	Over-the-counter
PJSC —	Public Joint-Stock Company
PP —	Partly Paid
PRFC —	Preference Shares
REITs —	Real Estate Investment Trust
RTS —	Russian Trading System
S&P —	Standard & Poor’s
TIPS —	Treasury Inflation-Protected Securities
TSX —	Toronto Stock Exchange
UTS —	Unit Trust Security

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 92.6%

COMMON STOCKS — 92.3%
Brazil — 1.7%
B2W Cia Digital*	500	$9,967
Banco do Brasil SA	14,900	88,363
BRF SA*	5,700	22,577
CCR SA	4,500	12,024
Cia Brasileira de Distribuicao	5,400	70,989
Hypera SA	9,000	55,128
Klabin SA, UTS	3,000	11,408
Petrobras Distribuidora SA	12,400	48,979
Raia Drogasil SA	500	10,266
TIM Participacoes SA, ADR	2,118	27,407
Ultrapar Participacoes SA	11,100	37,659
Vale SA, ADR	13,844	142,732

		537,499

Chile — 0.4%
Banco de Chile	313,420	27,664
Banco de Credito e Inversiones SA	444	15,081
Banco Santander Chile, ADR	557	9,135
Cencosud SA	37,344	52,283
Enel Americas SA	93,505	14,116

		118,279

China — 44.4%
3SBio, Inc., 144A*	116,603	149,231
58.com, Inc., ADR*	676	36,463
Agricultural Bank of China Ltd. (Class A Stock)	25,800	12,350
Agricultural Bank of China Ltd. (Class H Stock)	356,000	143,355
Alibaba Group Holding Ltd., ADR*	7,152	1,542,686
Alibaba Health Information Technology Ltd.*	94,000	275,684
Anhui Conch Cement Co. Ltd. (Class A Stock)	3,648	27,363
Anhui Conch Cement Co. Ltd. (Class H Stock)	33,942	228,763
Autohome, Inc., ADR	636	48,018
BAIC Motor Corp. Ltd. (Class H Stock), 144A	266,900	116,495
Baidu, Inc., ADR*	1,626	194,941
Bank of Beijing Co. Ltd. (Class A Stock)	13,800	9,575
Bank of China Ltd. (Class A Stock)	26,600	13,097
Bank of China Ltd. (Class H Stock)*	459,020	170,155
Bank of Communications Co. Ltd. (Class A Stock)	17,800	12,927
Bank of Ningbo Co. Ltd. (Class A Stock)	5,800	21,557
Bank of Shanghai Co. Ltd. (Class A Stock)	11,650	13,693
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	20,500	13,257
Beijing Capital International Airport Co. Ltd. (Class H Stock)	118,701	74,632
Beijing Enterprises Holdings Ltd.	10,152	34,050
BOE Technology Group Co. Ltd. (Class A Stock)*	124,100	82,297

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Brilliance China Automotive Holdings Ltd.	64,000	$57,632
BYD Co. Ltd. (Class A Stock)	3,900	39,601
BYD Electronic International Co. Ltd.	27,898	64,166
China CITIC Bank Corp. Ltd. (Class H Stock)	594,698	259,337
China Communications Services Corp. Ltd. (Class H Stock)	169,153	105,718
China Construction Bank Corp. (Class H Stock)	771,669	626,208
China Everbright Bank Co. Ltd. (Class A Stock)	28,600	14,494
China Everbright International Ltd.	26,000	13,819
China Evergrande Group	16,830	43,751
China Hongqiao Group Ltd.	74,500	33,242
China Jinmao Holdings Group Ltd.	26,627	18,876
China Lesso Group Holdings Ltd.	87,189	113,858
China Life Insurance Co. Ltd. (Class H Stock)*	74,000	148,628
China Literature Ltd., 144A*	1,400	9,482
China Longyuan Power Group Corp. Ltd. (Class H Stock)	110,000	61,804
China Medical System Holdings Ltd.	243,959	289,780
China Merchants Bank Co. Ltd. (Class A Stock)	7,498	35,809
China Merchants Securities Co. Ltd. (Class A Stock)	5,100	15,870
China Minsheng Banking Corp. Ltd. (Class A Stock)	17,600	14,135
China Mobile Ltd.	113,802	772,419
China National Building Material Co. Ltd. (Class H Stock)	252,554	269,191
China Overseas Land & Investment Ltd.	36,299	110,177
China Pacific Insurance Group Co. Ltd. (Class A Stock)	4,400	16,992
China Pacific Insurance Group Co. Ltd. (Class H Stock)	7,600	20,354
China Petroleum & Chemical Corp. (Class A Stock)	15,900	8,809
China Railway Construction Corp. Ltd. (Class A Stock)	11,237	13,347
China Resources Cement Holdings Ltd.	89,447	109,853
China Resources Land Ltd.	30,144	114,214
China Resources Pharmaceutical Group Ltd., 144A	323,941	187,911
China Resources Power Holdings Co. Ltd.	57,719	68,041
China Shenhua Energy Co. Ltd. (Class H Stock)	28,000	43,780
China Shipbuilding Industry Co. Ltd. (Class A Stock)	37,075	21,013
China State Construction Engineering Corp. Ltd. (Class A Stock)	27,600	18,644
China Taiping Insurance Holdings Co. Ltd.	9,000	14,475
China Telecom Corp. Ltd. (Class H Stock)	320,000	89,661

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
China Tourism Group Duty Free Corp. Ltd. (Class A Stock)*	2,673	$58,356
China Unicom Hong Kong Ltd.	234,000	127,388
China United Network Communications Ltd. (Class A Stock)	40,400	27,756
China Vanke Co. Ltd. (Class H Stock)	17,484	55,341
China Yangtze Power Co. Ltd. (Class A Stock)	10,297	27,602
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	38,000	15,053
CITIC Ltd.	190,187	179,598
CITIC Securities Co. Ltd. (Class A Stock)	8,200	28,000
COSCO SHIPPING Ports Ltd.	20,000	10,816
Country Garden Holdings Co. Ltd.	61,042	75,276
Country Garden Services Holdings Co. Ltd.	2,512	11,748
CRRC Corp. Ltd. (Class A Stock)	20,000	15,787
CRRC Corp. Ltd. (Class H Stock)	106,000	44,926
CSPC Pharmaceutical Group Ltd.	83,532	158,768
Dali Foods Group Co. Ltd., 144A	89,291	54,341
Dongfeng Motor Group Co. Ltd. (Class H Stock)	28,000	16,812
Far East Horizon Ltd.	43,960	37,365
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	1,680	29,631
GDS Holdings Ltd., ADR*	394	31,386
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	2,800	22,476
Guotai Junan Securities Co. Ltd. (Class A Stock)	8,000	19,581
Haier Electronics Group Co. Ltd.	48,341	146,431
Haier Smart Home Co. Ltd. (Class A Stock)	13,500	33,855
Haitong Securities Co. Ltd. (Class A Stock)	9,300	16,588
Haitong Securities Co. Ltd. (Class H Stock)	74,800	61,066
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	16,433	70,915
Huatai Securities Co. Ltd. (Class A Stock)	6,600	17,607
Huazhu Group Ltd., ADR	648	22,712
Industrial & Commercial Bank of China Ltd. (Class A Stock)	21,000	14,795
Industrial & Commercial Bank of China Ltd. (Class H Stock)	15,000	9,109
Industrial Bank Co. Ltd. (Class A Stock)	7,800	17,436
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	3,600	15,869
JD.com, Inc., ADR*	4,088	246,016
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	3,829	50,156
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	1,900	28,292
Jiangxi Copper Co. Ltd. (Class H Stock)	30,000	30,340
JOYY, Inc., ADR*	503	44,541
Kingboard Holdings Ltd.	10,000	26,065

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Kunlun Energy Co. Ltd.	254,285	$166,235
Kweichow Moutai Co. Ltd. (Class A Stock)	400	82,839
Lenovo Group Ltd.	92,000	51,221
Li Ning Co. Ltd.	20,574	66,184
Longfor Group Holdings Ltd., 144A	10,174	48,543
Luxshare Precision Industry Co. Ltd. (Class A Stock)	11,309	82,164
Luzhou Laojiao Co. Ltd. (Class A Stock)	3,000	38,748
Meituan Dianping (Class B Stock)*	22,822	509,229
Momo, Inc., ADR	1,267	22,147
NARI Technology Co. Ltd. (Class A Stock)	8,750	25,213
NetEase, Inc., ADR	439	188,498
New China Life Insurance Co. Ltd. (Class A Stock)	1,800	11,296
New China Life Insurance Co. Ltd. (Class H Stock)	19,600	65,870
New Oriental Education & Technology Group, Inc., ADR*	726	94,547
NIO, Inc., ADR*	4,470	34,508
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	46,000	13,475
PICC Property & Casualty Co. Ltd. (Class H Stock)	266,743	221,012
Pinduoduo, Inc., ADR*	1,310	112,450
Ping An Bank Co. Ltd. (Class A Stock)	9,300	16,848
Ping An Healthcare and Technology Co. Ltd., 144A*	1,600	24,656
Ping An Insurance Group Co. of China Ltd. (Class A Stock)	4,400	44,489
SAIC Motor Corp. Ltd. (Class A Stock)	6,083	14,652
Sany Heavy Industry Co. Ltd. (Class A Stock)	13,100	34,915
Semiconductor Manufacturing International Corp.*	27,500	96,857
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	12,962	21,859
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	8,260	12,398
Shenwan Hongyuan Group Co. Ltd. (Class A Stock)*	22,145	15,857
Shimao Group Holdings Ltd.	9,797	41,623
Sinopec Engineering Group Co. Ltd. (Class H Stock)	29,000	12,416
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	84,000	20,264
Sinopharm Group Co. Ltd. (Class H Stock)	75,600	194,390
Sinotruk Hong Kong Ltd.	52,396	136,189
Sun Art Retail Group Ltd.	7,143	12,266
Sunac China Holdings Ltd.	14,318	60,223
Suning.Com Co. Ltd. (Class A Stock)	25,615	31,848
Sunny Optical Technology Group Co. Ltd.	1,557	25,017
TAL Education Group, ADR*	1,864	127,460
Tencent Holdings Ltd.	25,794	1,663,237
Trip.com Group Ltd., ADR*	2,955	76,594

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Uni-President China Holdings Ltd.	102,789	$102,878
Vipshop Holdings Ltd., ADR*	3,138	62,478
Weichai Power Co. Ltd. (Class H Stock)	29,442	54,989
Wuliangye Yibin Co. Ltd. (Class A Stock)	2,200	53,310
Wuxi Biologics Cayman, Inc., 144A*	7,000	128,742
Xiaomi Corp. (Class B Stock), 144A*	60,800	101,206
Yonghui Superstores Co. Ltd. (Class A Stock)	10,600	14,067
Yum China Holdings, Inc.	2,011	96,669
Zhuzhou CRRC Times Electric Co. Ltd. (Class H Stock)	13,700	34,978
ZTE Corp. (Class H Stock)	18,000	55,341
ZTO Express Cayman, Inc., ADR	1,834	67,326

		14,255,701

Hong Kong — 0.5%
Kingboard Laminates Holdings Ltd.	156,649	158,584

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC*	3,535	20,973
OTP Bank Nyrt*	1,805	63,464

		84,437

India — 1.1%
Aurobindo Pharma Ltd.	9,693	98,544
Cipla Ltd.	10,467	88,859
Dr. Reddy’s Laboratories Ltd.	462	24,132
Piramal Enterprises Ltd.	1,587	28,613
Sun Pharmaceutical Industries Ltd.	15,319	95,950
Zee Entertainment Enterprises Ltd.	13,903	31,561

		367,659

Indonesia — 0.8%
Adaro Energy Tbk PT	514,183	36,042
Bank Mandiri Persero Tbk PT	83,872	29,157
Bank Negara Indonesia Persero Tbk PT	28,200	9,048
Indah Kiat Pulp & Paper Corp. Tbk PT	44,500	18,771
Indofood CBP Sukses Makmur Tbk PT	20,232	13,265
Indofood Sukses Makmur Tbk PT	185,060	84,622
Kalbe Farma Tbk PT	300,763	30,784
Perusahaan Gas Negara Tbk PT	98,948	7,868
Telekomunikasi Indonesia Persero Tbk PT	53,606	11,464
United Tractors Tbk PT	15,589	18,126

		259,147

Malaysia — 0.8%
IHH Healthcare Bhd	39,600	50,891
Petronas Gas Bhd	5,700	22,541
RHB Bank Bhd	48,600	54,527
Sime Darby Bhd	251,300	126,821

		254,780

Peru — 0.4%
Credicorp Ltd.	652	87,153

	Shares	Value

COMMON STOCKS (continued)
Peru (cont’d.)
Southern Copper Corp.	902	$35,872

		123,025

Philippines — 0.3%
Ayala Land, Inc.	44,488	30,338
BDO Unibank, Inc.	6,554	12,957
Metro Pacific Investments Corp.	424,000	31,843
SM Prime Holdings, Inc.	53,104	34,165

		109,303

Poland — 0.8%
CD Projekt SA*	1,824	183,040
Cyfrowy Polsat SA	3,078	20,500
Polski Koncern Naftowy ORLEN SA	3,255	51,665

		255,205

Qatar — 0.4%
Industries Qatar QSC	6,360	13,456
Qatar Islamic Bank SAQ	1,207	5,221
Qatar National Bank QPSC	24,024	114,828

		133,505

Russia — 2.5%
Gazprom PJSC, ADR	27,536	148,715
LUKOIL PJSC, ADR	2,128	159,739
MMC Norilsk Nickel PJSC, ADR	4,495	118,215
Novatek PJSC, GDR	599	86,133
PhosAgro PJSC, GDR	8,346	103,730
Polyus PJSC, GDR	1,038	87,642
Rosneft Oil Co. PJSC, GDR	9,476	48,084
Surgutneftegas PJSC, ADR	11,251	60,693

		812,951

Saudi Arabia — 2.5%
Advanced Petrochemical Co.	1,956	27,808
Arab National Bank	23,760	120,379
Bank Al-Jazira	51,037	154,004
Banque Saudi Fransi	14,178	108,072
Etihad Etisalat Co.*	5,978	42,505
Jarir Marketing Co.	2,021	78,735
Riyad Bank	6,882	30,947
Samba Financial Group	11,072	79,318
Saudi Arabian Oil Co., 144A	5,849	50,794
Saudi Basic Industries Corp.	4,688	110,212

		802,774

South Africa — 0.2%
FirstRand Ltd.	4,455	9,836
Pick’n Pay Stores Ltd.	8,097	23,841
Remgro Ltd.	4,857	28,059
RMB Holdings Ltd.	3,396	322

		62,058

South Korea — 18.9%
BGF retail Co. Ltd.	445	51,407
BNK Financial Group, Inc.	3,061	12,780
Celltrion Healthcare Co. Ltd.*	331	30,173
Celltrion, Inc.*	1,155	294,977

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
South Korea (cont’d.)
Cheil Worldwide, Inc.	2,582	$35,581
CJ Corp.	127	9,163
Coway Co. Ltd.	1,011	60,730
Daelim Industrial Co. Ltd.	1,481	101,650
DB Insurance Co. Ltd.	248	8,830
Doosan Bobcat, Inc.	5,516	121,542
Hana Financial Group, Inc.	4,741	107,895
Hanwha Corp.	2,292	42,415
HLB, Inc.*	2,273	175,436
Hyundai Engineering & Construction Co. Ltd.	2,940	81,339
Hyundai Glovis Co. Ltd.	645	54,697
Hyundai Heavy Industries Holdings Co. Ltd.	71	14,596
Hyundai Mobis Co. Ltd.	1,588	254,427
Hyundai Motor Co.	137	11,253
Kakao Corp.	545	122,291
Kia Motors Corp.	10,012	269,588
KMW Co. Ltd.*	835	44,873
Korea Investment Holdings Co. Ltd.	1,185	44,285
Korea Zinc Co. Ltd.	239	66,925
Kumho Petrochemical Co. Ltd.	535	33,286
LG Corp.	1,891	111,863
LG Electronics, Inc.	5,830	308,658
LG Innotek Co. Ltd.	782	115,163
LG Uplus Corp.	1,391	14,194
Meritz Securities Co. Ltd.	14,304	36,266
NAVER Corp.	2,100	469,915
NCSoft Corp.	394	292,368
Netmarble Corp., 144A*	697	58,410
Pearl Abyss Corp.*	306	55,454
POSCO	1,176	171,884
Posco International Corp.	6,652	77,805
Samsung Biologics Co. Ltd., 144A*	149	96,718
Samsung Electronics Co. Ltd.	36,770	1,631,170
Samsung Engineering Co. Ltd.*	1,490	15,322
Samsung SDS Co. Ltd.	101	14,201
Samsung Securities Co. Ltd.	710	15,640
SK Hynix, Inc.	7,759	553,293

		6,088,463

Taiwan — 12.5%
Accton Technology Corp.	2,000	15,512
Asia Cement Corp.	14,000	20,694
Catcher Technology Co. Ltd.	14,000	105,877
Chang Hwa Commercial Bank Ltd.	31,100	20,376
China Life Insurance Co. Ltd.*	122,082	90,580
Chunghwa Telecom Co. Ltd.	14,000	55,583
First Financial Holding Co. Ltd.	30,622	23,526
Foxconn Technology Co. Ltd.	52,000	99,670
Fubon Financial Holding Co. Ltd.	8,000	11,926
Hon Hai Precision Industry Co. Ltd.	90,000	263,673
Hotai Motor Co. Ltd.	1,000	23,886
Lite-On Technology Corp.	14,000	21,970
MediaTek, Inc.	9,000	177,528
Nanya Technology Corp.	60,000	125,068
Novatek Microelectronics Corp.	5,000	38,805
Pegatron Corp.	33,000	71,704
Pou Chen Corp.	10,000	9,764

	Shares	Value

COMMON STOCKS (continued)
Taiwan (cont’d.)
Powertech Technology, Inc.	40,000	$146,786
President Chain Store Corp.	12,000	120,499
SinoPac Financial Holdings Co. Ltd.	197,000	72,463
Taishin Financial Holding Co. Ltd.	26,000	11,764
Taiwan Business Bank	222,450	81,496
Taiwan Cooperative Financial Holding Co. Ltd.	95,483	67,045
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28,349	1,609,373
United Microelectronics Corp.	435,000	235,697
Walsin Technology Corp.	14,000	85,485
Wistron Corp.	234,000	284,248
Yageo Corp.	3,000	39,057
Zhen Ding Technology Holding Ltd.	18,000	78,827

		4,008,882

Thailand — 1.4%
Advanced Info Service PCL, NVDR	12,525	75,292
B Grimm Power PCL, NVDR	15,600	26,962
Bangkok Bank PCL, NVDR	21,062	72,991
Bangkok Dusit Medical Services PCL, NVDR	29,559	21,509
Bumrungrad Hospital PCL, NVDR	2,236	8,444
Central Pattana PCL, NVDR	11,631	18,381
Indorama Ventures PCL, NVDR	128,807	115,759
Muangthai Capital PCL, NVDR*	8,400	14,247
Srisawad Corp. PCL, NVDR*	30,100	50,550
Thai Union Group PCL, NVDR	87,000	36,470

		440,605

Turkey — 1.9%
Akbank T.A.S.*	65,268	58,347
Aselsan Elektronik Sanayi Ve Ticaret A/S	4,489	21,384
Eregli Demir ve Celik Fabrikalari TAS*	157,982	198,531
Ford Otomotiv Sanayi A/S	4,176	43,383
Haci Omer Sabanci Holding A/S	15,679	21,248
KOC Holding A/S	35,795	94,423
Turkcell Iletisim Hizmetleri A/S	38,314	92,107
Turkiye Garanti Bankasi A/S*	59,489	73,818

		603,241

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	16,537	22,341
Emirates Telecommunications Group Co. PJSC	8,312	37,324
First Abu Dhabi Bank PJSC	12,539	38,391

		98,056

United States — 0.2%
JBS SA	16,700	65,626

TOTAL COMMON STOCKS (cost $29,114,766)		29,639,780

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

PREFERRED STOCK — 0.3%
Brazil
Lojas Americanas SA (PRFC)	16,200	$96,221

(cost $100,020)
TOTAL LONG-TERM INVESTMENTS (cost $29,214,786)		29,736,001

SHORT-TERM INVESTMENTS — 5.7%
AFFILIATED MUTUAL FUND — 5.3%
PGIM Core Ultra Short Bond Fund (cost $1,700,909)(w)	1,700,909	1,700,909

UNAFFILIATED FUND — 0.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund(vv)	149,929	149,929

(cost $149,929)
TOTAL SHORT-TERM INVESTMENTS (cost $1,850,838)		1,850,838

TOTAL INVESTMENTS—98.3% (cost $31,065,624)		31,586,839
Other assets in excess of liabilities(z) — 1.7%		535,099

NET ASSETS — 100.0%		$32,121,938

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(vv)	Includes an amount of $149,929 segregated as collateral for OTC derivatives.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
39	Mini MSCI Emerging Markets Index	Sep. 2020	$1,922,115	$8,223

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/16/20	Citibank, N.A.	BRL	1,720	$340,888	$315,239	$—	$(25,649)
Expiring 09/16/20	Citibank, N.A.	BRL	1,370	267,498	251,092	—	(16,406)
Expiring 09/16/20	Citibank, N.A.	BRL	1,010	189,633	185,112	—	(4,521)
Expiring 09/16/20	Citibank, N.A.	BRL	950	194,390	174,114	—	(20,276)
Expiring 09/16/20	Citibank, N.A.	BRL	950	185,510	174,115	—	(11,395)
Expiring 09/16/20	Citibank, N.A.	BRL	590	119,887	108,134	—	(11,753)
Expiring 09/16/20	Citibank, N.A.	BRL	390	72,518	71,478	—	(1,040)
Expiring 09/16/20	Citibank, N.A.	BRL	300	55,225	54,984	—	(241)
Expiring 09/16/20	Citibank, N.A.	BRL	290	53,954	53,151	—	(803)
Expiring 09/16/20	Citibank, N.A.	BRL	250	50,435	45,820	—	(4,615)
Expiring 09/16/20	Citibank, N.A.	BRL	230	42,664	42,154	—	(510)
Expiring 09/16/20	Citibank, N.A.	BRL	130	24,146	23,826	—	(320)
Expiring 09/16/20	Citibank, N.A.	BRL	73	13,646	13,379	—	(267)
Expiring 09/16/20	Citibank, N.A.	BRL	60	11,534	10,997	—	(537)
Expiring 09/16/20	Citibank, N.A.	BRL	29	5,254	5,315	61	—
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	184,000	226,940	224,270	—	(2,670)

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/16/20	Citibank, N.A.	CLP	102,000	$127,485	$124,324	$—	$(3,161)
Expiring 09/16/20	Citibank, N.A.	CLP	39,392	48,465	48,014	—	(451)
Expiring 09/16/20	Citibank, N.A.	CLP	22,000	27,041	26,815	—	(226)
Expiring 09/16/20	Citibank, N.A.	CLP	1,752	2,159	2,135	—	(24)
Chinese Renminbi,
Expiring 09/16/20	Citibank, N.A.	CNH	2,860	399,552	402,775	3,223	—
Expiring 09/16/20	Citibank, N.A.	CNH	2,402	339,136	338,275	—	(861)
Expiring 09/16/20	Citibank, N.A.	CNH	619	87,069	87,174	105	—
Expiring 09/16/20	Citibank, N.A.	CNH	400	56,326	56,333	7	—
Expiring 09/16/20	Citibank, N.A.	CNH	370	51,972	52,107	135	—
Expiring 09/16/20	Citibank, N.A.	CNH	290	40,709	40,840	131	—
Expiring 09/16/20	Citibank, N.A.	CNH	260	36,716	36,616	—	(100)
Expiring 09/16/20	Citibank, N.A.	CNH	210	29,299	29,574	275	—
Expiring 09/16/20	Citibank, N.A.	CNH	180	24,934	25,349	415	—
Expiring 09/16/20	Citibank, N.A.	CNH	180	25,280	25,349	69	—
Expiring 09/16/20	Citibank, N.A.	CNH	150	21,100	21,125	25	—
Expiring 09/16/20	Citibank, N.A.	CNH	86	12,128	12,112	—	(16)
Expiring 09/16/20	Citibank, N.A.	CNH	78	10,991	10,985	—	(6)
Expiring 09/16/20	Citibank, N.A.	CNH	30	4,184	4,225	41	—
Colombian Peso,
Expiring 09/16/20	Citibank, N.A.	COP	630,000	167,409	166,567	—	(842)
Expiring 09/16/20	Citibank, N.A.	COP	230,000	60,799	60,811	12	—
Expiring 09/16/20	Citibank, N.A.	COP	30,000	7,931	7,932	1	—
Expiring 09/16/20	Citibank, N.A.	COP	20,000	5,263	5,287	24	—
Expiring 09/16/20	Citibank, N.A.	COP	4,306	1,143	1,139	—	(4)
Czech Koruna,
Expiring 09/16/20	Citibank, N.A.	CZK	1,900	79,488	80,132	644	—
Expiring 09/16/20	Citibank, N.A.	CZK	700	29,680	29,523	—	(157)
Euro,
Expiring 09/16/20	Citibank, N.A.	EUR	15	16,611	16,600	—	(11)
Expiring 09/16/20	Citibank, N.A.	EUR	12	13,916	14,041	125	—
Expiring 09/16/20	Citibank, N.A.	EUR	7	7,877	7,897	20	—
Expiring 09/16/20	Citibank, N.A.	EUR	3	3,308	3,376	68	—
Expiring 09/16/20	Citibank, N.A.	EUR	3	3,068	3,071	3	—
Expiring 09/16/20	Citibank, N.A.	EUR	3	3,062	3,071	9	—
Expiring 09/16/20	Citibank, N.A.	EUR	3	3,553	3,530	—	(23)
Expiring 09/16/20	Citibank, N.A.	EUR	3	3,543	3,529	—	(14)
Expiring 09/16/20	Citibank, N.A.	EUR	3	3,553	3,529	—	(24)
Expiring 09/16/20	Citibank, N.A.	EUR	3	3,550	3,530	—	(20)
Expiring 09/16/20	Citibank, N.A.	EUR	2	2,529	2,559	30	—
Expiring 09/16/20	Citibank, N.A.	EUR	2	2,556	2,559	3	—
Expiring 09/16/20	Citibank, N.A.	EUR	2	2,258	2,251	—	(7)
Expiring 09/16/20	Citibank, N.A.	EUR	2	2,498	2,484	—	(14)
Expiring 09/16/20	Citibank, N.A.	EUR	1	1,134	1,125	—	(9)
Expiring 09/16/20	Citibank, N.A.	EUR	1	1,124	1,125	1	—
Hungarian Forint,
Expiring 09/16/20	Citibank, N.A.	HUF	29,000	91,151	91,968	817	—
Expiring 09/16/20	Citibank, N.A.	HUF	22,000	71,222	69,769	—	(1,453)
Expiring 09/16/20	Citibank, N.A.	HUF	11,000	34,705	34,885	180	—
Expiring 09/16/20	Citibank, N.A.	HUF	8,631	28,015	27,372	—	(643)
Expiring 09/16/20	Citibank, N.A.	HUF	298	942	946	4	—
Expiring 09/16/20	Citibank, N.A.	HUF	151	484	479	—	(5)
Indian Rupee,
Expiring 09/16/20	Citibank, N.A.	INR	57,157	744,620	750,332	5,712	—
Expiring 09/16/20	Citibank, N.A.	INR	57,157	752,153	750,333	—	(1,820)

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/16/20	Citibank, N.A.	INR	57,157	$749,596	$750,333	$737	$—
Expiring 09/16/20	Citibank, N.A.	INR	57,157	751,083	750,332	—	(751)
Expiring 09/16/20	Citibank, N.A.	INR	20,900	273,747	274,367	620	—
Expiring 09/16/20	Citibank, N.A.	INR	17,800	233,745	233,671	—	(74)
Expiring 09/16/20	Citibank, N.A.	INR	8,700	114,181	114,210	29	—
Expiring 09/16/20	Citibank, N.A.	INR	7,000	92,130	91,893	—	(237)
Expiring 09/16/20	Citibank, N.A.	INR	2,200	28,670	28,881	211	—
Expiring 09/16/20	Citibank, N.A.	INR	1,611	21,087	21,148	61	—
Expiring 09/16/20	Citibank, N.A.	INR	100	1,306	1,313	7	—
Expiring 09/16/20	Citibank, N.A.	INR	86	1,132	1,129	—	(3)
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	100,720	6,964	6,832	—	(132)
Expiring 09/16/20	Citibank, N.A.	IDR	32,442	2,153	2,201	48	—
Expiring 09/16/20	Citibank, N.A.	IDR	32,442	2,255	2,201	—	(54)
Expiring 09/16/20	Citibank, N.A.	IDR	19,753	1,374	1,340	—	(34)
Israeli Shekel,
Expiring 09/16/20	Citibank, N.A.	ILS	420	122,841	121,502	—	(1,339)
Expiring 09/16/20	Citibank, N.A.	ILS	390	114,027	112,823	—	(1,204)
Expiring 09/16/20	Citibank, N.A.	ILS	30	8,736	8,679	—	(57)
Mexican Peso,
Expiring 09/17/20	Citibank, N.A.	MXN	10,898	484,915	469,258	—	(15,657)
Expiring 09/17/20	Citibank, N.A.	MXN	10,898	481,720	469,258	—	(12,462)
Expiring 09/17/20	Citibank, N.A.	MXN	10,898	492,034	469,257	—	(22,777)
Expiring 09/17/20	Citibank, N.A.	MXN	10,898	495,312	469,257	—	(26,055)
Expiring 09/17/20	Citibank, N.A.	MXN	1,700	75,736	73,200	—	(2,536)
Expiring 09/17/20	Citibank, N.A.	MXN	1,200	52,528	51,671	—	(857)
Expiring 09/17/20	Citibank, N.A.	MXN	900	39,760	38,754	—	(1,006)
Expiring 09/17/20	Citibank, N.A.	MXN	500	22,000	21,530	—	(470)
Expiring 09/17/20	Citibank, N.A.	MXN	500	22,310	21,530	—	(780)
Expiring 09/17/20	Citibank, N.A.	MXN	184	7,973	7,923	—	(50)
Expiring 09/17/20	Citibank, N.A.	MXN	25	1,067	1,076	9	—
New Taiwanese Dollar,
Expiring 09/16/20	Citibank, N.A.	TWD	7,332	249,128	252,012	2,884	—
Expiring 09/16/20	Citibank, N.A.	TWD	5,995	205,084	206,057	973	—
Expiring 09/16/20	Citibank, N.A.	TWD	3,625	121,364	124,605	3,241	—
Expiring 09/16/20	Citibank, N.A.	TWD	3,625	121,827	124,605	2,778	—
Expiring 09/16/20	Citibank, N.A.	TWD	3,625	122,372	124,606	2,234	—
Expiring 09/16/20	Citibank, N.A.	TWD	3,625	122,133	124,606	2,473	—
Expiring 09/16/20	Citibank, N.A.	TWD	3,625	122,310	124,605	2,295	—
Expiring 09/16/20	Citibank, N.A.	TWD	3,625	123,438	124,605	1,167	—
Expiring 09/16/20	Citibank, N.A.	TWD	3,625	122,189	124,606	2,417	—
Expiring 09/16/20	Citibank, N.A.	TWD	3,625	122,289	124,605	2,316	—
Expiring 09/16/20	Citibank, N.A.	TWD	2,700	92,855	92,803	—	(52)
Expiring 09/16/20	Citibank, N.A.	TWD	2,080	71,110	71,493	383	—
Expiring 09/16/20	Citibank, N.A.	TWD	1,606	54,922	55,201	279	—
Expiring 09/16/20	Citibank, N.A.	TWD	520	17,791	17,873	82	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	20	5,771	5,639	—	(132)
Expiring 09/16/20	Citibank, N.A.	PEN	10	2,839	2,820	—	(19)
Expiring 09/16/20	Citibank, N.A.	PEN	10	2,823	2,820	—	(3)
Expiring 09/16/20	Citibank, N.A.	PEN	4	1,138	1,128	—	(10)
Philippine Peso,
Expiring 09/16/20	Citibank, N.A.	PHP	9,631	188,154	192,804	4,650	—
Expiring 09/16/20	Citibank, N.A.	PHP	9,631	190,662	192,804	2,142	—
Expiring 09/16/20	Citibank, N.A.	PHP	9,300	185,313	186,177	864	—

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/16/20	Citibank, N.A.	PHP	3,500	$69,902	$70,067	$165	$—
Expiring 09/16/20	Citibank, N.A.	PHP	3,000	59,625	60,058	433	—
Expiring 09/16/20	Citibank, N.A.	PHP	2,900	57,815	58,055	240	—
Expiring 09/16/20	Citibank, N.A.	PHP	93	1,849	1,862	13	—
Polish Zloty,
Expiring 09/16/20	Citibank, N.A.	PLN	500	126,153	126,411	258	—
Expiring 09/16/20	Citibank, N.A.	PLN	420	105,056	106,185	1,129	—
Expiring 09/16/20	Citibank, N.A.	PLN	56	14,293	14,158	—	(135)
Expiring 09/16/20	Citibank, N.A.	PLN	14	3,519	3,540	21	—
Expiring 09/16/20	Citibank, N.A.	PLN	2	503	506	3	—
Russian Ruble,
Expiring 09/16/20	Citibank, N.A.	RUB	39,825	556,883	554,658	—	(2,225)
Expiring 09/16/20	Citibank, N.A.	RUB	39,825	571,918	554,658	—	(17,260)
Expiring 09/16/20	Citibank, N.A.	RUB	6,000	86,163	83,565	—	(2,598)
Expiring 09/16/20	Citibank, N.A.	RUB	4,700	68,098	65,460	—	(2,638)
Expiring 09/16/20	Citibank, N.A.	RUB	1,133	16,155	15,780	—	(375)
Expiring 09/16/20	Citibank, N.A.	RUB	94	1,325	1,310	—	(15)
Saudi Arabian Riyal,
Expiring 09/16/20	Citibank, N.A.	SAR	300	79,885	79,913	28	—
Expiring 09/16/20	Citibank, N.A.	SAR	101	26,756	26,771	15	—
Expiring 09/16/20	Citibank, N.A.	SAR	101	26,754	26,771	17	—
Expiring 09/16/20	Citibank, N.A.	SAR	30	7,984	7,991	7	—
Expiring 09/16/20	Citibank, N.A.	SAR	10	2,665	2,664	—	(1)
Expiring 09/16/20	Citibank, N.A.	SAR	10	2,664	2,664	—	—
Expiring 09/16/20	Citibank, N.A.	SAR	10	2,664	2,664	—	—
Expiring 09/16/20	Citibank, N.A.	SAR	10	2,664	2,664	—	—
Expiring 09/16/20	Citibank, N.A.	SAR	10	2,663	2,664	1	—
Expiring 09/16/20	Citibank, N.A.	SAR	1	266	266	—	—
Singapore Dollar,
Expiring 09/16/20	Citibank, N.A.	SGD	536	377,514	384,594	7,080	—
Expiring 09/16/20	Citibank, N.A.	SGD	536	384,872	384,595	—	(277)
Expiring 09/16/20	Citibank, N.A.	SGD	3	2,157	2,153	—	(4)
South African Rand,
Expiring 09/16/20	Citibank, N.A.	ZAR	13,544	769,543	774,296	4,753	—
Expiring 09/16/20	Citibank, N.A.	ZAR	6,661	386,794	380,800	—	(5,994)
Expiring 09/16/20	Citibank, N.A.	ZAR	2,331	135,421	133,280	—	(2,141)
Expiring 09/16/20	Citibank, N.A.	ZAR	2,331	135,368	133,280	—	(2,088)
Expiring 09/16/20	Citibank, N.A.	ZAR	2,220	128,622	126,936	—	(1,686)
Expiring 09/16/20	Citibank, N.A.	ZAR	2,000	113,043	114,338	1,295	—
Expiring 09/16/20	Citibank, N.A.	ZAR	552	32,419	31,557	—	(862)
Expiring 09/16/20	Citibank, N.A.	ZAR	275	15,673	15,721	48	—
Expiring 09/16/20	Citibank, N.A.	ZAR	45	2,649	2,572	—	(77)
Expiring 09/16/20	Citibank, N.A.	ZAR	39	2,233	2,230	—	(3)
Expiring 09/16/20	Citibank, N.A.	ZAR	3	172	171	—	(1)
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	314,257	260,741	262,103	1,362	—
Expiring 09/16/20	Citibank, N.A.	KRW	274,000	229,072	228,527	—	(545)
Expiring 09/16/20	Citibank, N.A.	KRW	220,000	182,271	183,489	1,218	—
Expiring 09/16/20	Citibank, N.A.	KRW	162,000	134,268	135,115	847	—
Expiring 09/16/20	Citibank, N.A.	KRW	148,000	123,620	123,438	—	(182)
Expiring 09/16/20	Citibank, N.A.	KRW	108,000	90,604	90,076	—	(528)
Expiring 09/16/20	Citibank, N.A.	KRW	72,000	59,657	60,051	394	—
Expiring 09/16/20	Citibank, N.A.	KRW	65,440	54,257	54,579	322	—
Expiring 09/16/20	Citibank, N.A.	KRW	55,000	44,455	45,872	1,417	—
Expiring 09/16/20	Citibank, N.A.	KRW	10,000	8,307	8,340	33	—

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 09/16/20	Citibank, N.A.	THB	15,313	$480,636	$495,377	$14,741	$—
Expiring 09/16/20	Citibank, N.A.	THB	400	12,721	12,940	219	—
Expiring 09/16/20	Citibank, N.A.	THB	385	12,467	12,455	—	(12)
Expiring 09/16/20	Citibank, N.A.	THB	300	9,529	9,705	176	—
Expiring 09/16/20	Citibank, N.A.	THB	300	9,634	9,705	71	—
Expiring 09/16/20	Citibank, N.A.	THB	300	9,723	9,705	—	(18)
Expiring 09/16/20	Citibank, N.A.	THB	200	6,278	6,470	192	—
Expiring 09/16/20	Citibank, N.A.	THB	200	6,481	6,470	—	(11)
Expiring 09/16/20	Citibank, N.A.	THB	200	6,429	6,470	41	—
Expiring 09/16/20	Citibank, N.A.	THB	200	6,325	6,470	145	—
Expiring 09/16/20	Citibank, N.A.	THB	100	3,239	3,235	—	(4)
Expiring 09/16/20	Citibank, N.A.	THB	100	3,236	3,235	—	(1)
Expiring 09/16/20	Citibank, N.A.	THB	100	3,216	3,235	19	—
Expiring 09/16/20	Citibank, N.A.	THB	16	519	518	—	(1)

				$18,432,094	$18,276,510	81,743	(237,327)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/16/20	Citibank, N.A.	BRL	1,524	$278,818	$279,311	$—	$(493)
Expiring 09/16/20	Citibank, N.A.	BRL	1,524	284,206	279,312	4,894	—
Expiring 09/16/20	Citibank, N.A.	BRL	1,524	300,182	279,312	20,870	—
Expiring 09/16/20	Citibank, N.A.	BRL	1,524	288,128	279,312	8,816	—
Expiring 09/16/20	Citibank, N.A.	BRL	1,433	276,576	262,638	13,938	—
Expiring 09/16/20	Citibank, N.A.	BRL	758	151,760	138,925	12,835	—
Expiring 09/16/20	Citibank, N.A.	BRL	460	83,604	84,308	—	(704)
Expiring 09/16/20	Citibank, N.A.	BRL	420	76,775	76,977	—	(202)
Expiring 09/16/20	Citibank, N.A.	BRL	390	75,874	71,479	4,395	—
Expiring 09/16/20	Citibank, N.A.	BRL	260	48,830	47,652	1,178	—
Expiring 09/16/20	Citibank, N.A.	BRL	97	17,842	17,778	64	—
Expiring 09/16/20	Citibank, N.A.	BRL	90	16,808	16,495	313	—
Expiring 09/16/20	Citibank, N.A.	BRL	26	4,940	4,765	175	—
Expiring 09/16/20	Citibank, N.A.	BRL	15	3,025	2,749	276	—
Expiring 09/16/20	Citibank, N.A.	BRL	1	187	184	3	—
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	185,000	227,112	225,489	1,623	—
Expiring 09/16/20	Citibank, N.A.	CLP	176,000	214,859	214,519	340	—
Expiring 09/16/20	Citibank, N.A.	CLP	107,000	131,430	130,418	1,012	—
Expiring 09/16/20	Citibank, N.A.	CLP	92,000	119,906	112,135	7,771	—
Expiring 09/16/20	Citibank, N.A.	CLP	56,000	72,039	68,256	3,783	—
Expiring 09/16/20	Citibank, N.A.	CLP	48,000	60,898	58,505	2,393	—
Expiring 09/16/20	Citibank, N.A.	CLP	44,000	55,111	53,630	1,481	—
Expiring 09/16/20	Citibank, N.A.	CLP	21,000	26,403	25,596	807	—
Expiring 09/16/20	Citibank, N.A.	CLP	11,424	14,055	13,924	131	—
Expiring 09/16/20	Citibank, N.A.	CLP	6,945	9,075	8,465	610	—
Expiring 09/16/20	Citibank, N.A.	CLP	4,844	5,917	5,904	13	—
Expiring 09/16/20	Citibank, N.A.	CLP	202	263	247	16	—
Expiring 09/16/20	Citibank, N.A.	CLP	34	42	42	—	—
Chinese Renminbi,
Expiring 09/16/20	Citibank, N.A.	CNH	4,134	572,400	582,195	—	(9,795)
Expiring 09/16/20	Citibank, N.A.	CNH	4,134	573,655	582,195	—	(8,540)
Expiring 09/16/20	Citibank, N.A.	CNH	4,134	581,024	582,194	—	(1,170)

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/16/20	Citibank, N.A.	CNH	4,134	$576,893	$582,194	$—	$(5,301)
Expiring 09/16/20	Citibank, N.A.	CNH	2,894	406,592	407,564	—	(972)
Expiring 09/16/20	Citibank, N.A.	CNH	640	90,104	90,131	—	(27)
Expiring 09/16/20	Citibank, N.A.	CNH	550	77,438	77,457	—	(19)
Expiring 09/16/20	Citibank, N.A.	CNH	400	55,945	56,332	—	(387)
Expiring 09/16/20	Citibank, N.A.	CNH	350	49,199	49,291	—	(92)
Expiring 09/16/20	Citibank, N.A.	CNH	274	38,020	38,587	—	(567)
Expiring 09/16/20	Citibank, N.A.	CNH	220	30,980	30,983	—	(3)
Expiring 09/16/20	Citibank, N.A.	CNH	190	26,700	26,758	—	(58)
Expiring 09/16/20	Citibank, N.A.	CNH	180	24,956	25,349	—	(393)
Expiring 09/16/20	Citibank, N.A.	CNH	170	23,890	23,941	—	(51)
Expiring 09/16/20	Citibank, N.A.	CNH	120	16,651	16,899	—	(248)
Expiring 09/16/20	Citibank, N.A.	CNH	100	14,104	14,083	21	—
Expiring 09/16/20	Citibank, N.A.	CNH	20	2,789	2,817	—	(28)
Expiring 09/16/20	Citibank, N.A.	CNH	7	987	986	1	—
Colombian Peso,
Expiring 09/16/20	Citibank, N.A.	COP	420,000	112,428	111,044	1,384	—
Expiring 09/16/20	Citibank, N.A.	COP	150,000	41,339	39,658	1,681	—
Expiring 09/16/20	Citibank, N.A.	COP	18,538	4,932	4,901	31	—
Czech Koruna,
Expiring 09/16/20	Citibank, N.A.	CZK	11,170	462,540	471,082	—	(8,542)
Expiring 09/16/20	Citibank, N.A.	CZK	9,308	385,399	392,569	—	(7,170)
Expiring 09/16/20	Citibank, N.A.	CZK	1,862	77,357	78,513	—	(1,156)
Expiring 09/16/20	Citibank, N.A.	CZK	1,359	55,887	57,329	—	(1,442)
Expiring 09/16/20	Citibank, N.A.	CZK	1,359	56,296	57,329	—	(1,033)
Expiring 09/16/20	Citibank, N.A.	CZK	900	38,472	37,958	514	—
Euro,
Expiring 09/16/20	Citibank, N.A.	EUR	16	17,977	18,006	—	(29)
Expiring 09/16/20	Citibank, N.A.	EUR	2	2,235	2,251	—	(16)
Expiring 09/16/20	Citibank, N.A.	EUR	1	1,140	1,125	15	—
Expiring 09/16/20	Citibank, N.A.	EUR	1	1,132	1,125	7	—
Expiring 09/16/20	Citibank, N.A.	EUR	1	1,126	1,125	1	—
Expiring 09/16/20	Citibank, N.A.	EUR	1	1,123	1,125	—	(2)
Expiring 09/16/20	Citibank, N.A.	EUR	1	1,128	1,126	2	—
Expiring 09/16/20	Citibank, N.A.	EUR	1	1,124	1,126	—	(2)
Expiring 09/16/20	Citibank, N.A.	EUR	1	1,141	1,125	16	—
Expiring 09/16/20	Citibank, N.A.	EUR	1	1,124	1,126	—	(2)
Hungarian Forint,
Expiring 09/16/20	Citibank, N.A.	HUF	171,515	539,963	543,933	—	(3,970)
Expiring 09/16/20	Citibank, N.A.	HUF	152,806	487,448	484,600	2,848	—
Expiring 09/16/20	Citibank, N.A.	HUF	18,709	59,454	59,332	122	—
Expiring 09/16/20	Citibank, N.A.	HUF	192	611	609	2	—
Indian Rupee,
Expiring 09/16/20	Citibank, N.A.	INR	18,303	239,457	240,275	—	(818)
Expiring 09/16/20	Citibank, N.A.	INR	7,584	99,579	99,560	19	—
Expiring 09/16/20	Citibank, N.A.	INR	3,207	41,799	42,093	—	(294)
Expiring 09/16/20	Citibank, N.A.	INR	3,207	42,222	42,093	129	—
Expiring 09/16/20	Citibank, N.A.	INR	3,207	42,043	42,094	—	(51)
Expiring 09/16/20	Citibank, N.A.	INR	3,207	42,144	42,094	50	—
Expiring 09/16/20	Citibank, N.A.	INR	955	12,474	12,537	—	(63)
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	241,882	16,035	16,408	—	(373)
Expiring 09/16/20	Citibank, N.A.	IDR	241,882	16,815	16,408	407	—
Expiring 09/16/20	Citibank, N.A.	IDR	175,892	12,338	11,931	407	—
Expiring 09/16/20	Citibank, N.A.	IDR	100,000	7,051	6,783	268	—

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/16/20	Citibank, N.A.	IDR	27,398	$1,826	$1,859	$—	$(33)
Expiring 09/16/20	Citibank, N.A.	IDR	6,911	474	469	5	—
Israeli Shekel,
Expiring 09/16/20	Citibank, N.A.	ILS	1,237	354,358	357,994	—	(3,636)
Expiring 09/16/20	Citibank, N.A.	ILS	1,198	341,560	346,457	—	(4,897)
Expiring 09/16/20	Citibank, N.A.	ILS	990	282,424	286,396	—	(3,972)
Expiring 09/16/20	Citibank, N.A.	ILS	720	205,905	208,287	—	(2,382)
Expiring 09/16/20	Citibank, N.A.	ILS	302	86,326	87,476	—	(1,150)
Expiring 09/16/20	Citibank, N.A.	ILS	263	75,097	75,938	—	(841)
Expiring 09/16/20	Citibank, N.A.	ILS	250	71,942	72,322	—	(380)
Expiring 09/16/20	Citibank, N.A.	ILS	180	51,938	52,072	—	(134)
Expiring 09/16/20	Citibank, N.A.	ILS	170	49,059	49,179	—	(120)
Mexican Peso,
Expiring 09/17/20	Citibank, N.A.	MXN	9,000	408,760	387,531	21,229	—
Expiring 09/17/20	Citibank, N.A.	MXN	5,400	245,080	232,519	12,561	—
Expiring 09/17/20	Citibank, N.A.	MXN	4,700	206,480	202,378	4,102	—
Expiring 09/17/20	Citibank, N.A.	MXN	2,800	122,491	120,565	1,926	—
Expiring 09/17/20	Citibank, N.A.	MXN	2,700	121,706	116,259	5,447	—
Expiring 09/17/20	Citibank, N.A.	MXN	1,900	85,325	81,812	3,513	—
Expiring 09/17/20	Citibank, N.A.	MXN	1,800	77,097	77,506	—	(409)
Expiring 09/17/20	Citibank, N.A.	MXN	1,600	70,841	68,894	1,947	—
Expiring 09/17/20	Citibank, N.A.	MXN	1,100	49,707	47,365	2,342	—
Expiring 09/17/20	Citibank, N.A.	MXN	247	10,923	10,614	309	—
Expiring 09/17/20	Citibank, N.A.	MXN	247	11,173	10,614	559	—
Expiring 09/17/20	Citibank, N.A.	MXN	247	11,206	10,614	592	—
Expiring 09/17/20	Citibank, N.A.	MXN	246	10,977	10,614	363	—
Expiring 09/17/20	Citibank, N.A.	MXN	14	623	603	20	—
New Taiwanese Dollar,
Expiring 09/16/20	Citibank, N.A.	TWD	1,037	34,677	35,626	—	(949)
Expiring 09/16/20	Citibank, N.A.	TWD	1,037	34,965	35,626	—	(661)
Expiring 09/16/20	Citibank, N.A.	TWD	1,037	34,912	35,626	—	(714)
Expiring 09/16/20	Citibank, N.A.	TWD	1,037	34,920	35,626	—	(706)
Expiring 09/16/20	Citibank, N.A.	TWD	1,037	35,286	35,626	—	(340)
Expiring 09/16/20	Citibank, N.A.	TWD	1,037	34,922	35,626	—	(704)
Expiring 09/16/20	Citibank, N.A.	TWD	1,037	34,949	35,626	—	(677)
Expiring 09/16/20	Citibank, N.A.	TWD	1,036	34,834	35,626	—	(792)
Expiring 09/16/20	Citibank, N.A.	TWD	446	14,990	15,330	—	(340)
Expiring 09/16/20	Citibank, N.A.	TWD	90	3,078	3,093	—	(15)
Expiring 09/16/20	Citibank, N.A.	TWD	60	2,063	2,062	1	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	146	42,217	41,165	1,052	—
Expiring 09/16/20	Citibank, N.A.	PEN	10	2,884	2,820	64	—
Expiring 09/16/20	Citibank, N.A.	PEN	10	2,891	2,819	72	—
Expiring 09/16/20	Citibank, N.A.	PEN	10	2,946	2,820	126	—
Expiring 09/16/20	Citibank, N.A.	PEN	10	2,915	2,820	95	—
Expiring 09/16/20	Citibank, N.A.	PEN	10	2,859	2,820	39	—
Expiring 09/16/20	Citibank, N.A.	PEN	10	2,911	2,821	90	—
Expiring 09/16/20	Citibank, N.A.	PEN	2	580	564	16	—
Philippine Peso,
Expiring 09/16/20	Citibank, N.A.	PHP	839	16,751	16,796	—	(45)
Expiring 09/16/20	Citibank, N.A.	PHP	648	12,880	12,973	—	(93)
Expiring 09/16/20	Citibank, N.A.	PHP	452	8,825	9,039	—	(214)
Expiring 09/16/20	Citibank, N.A.	PHP	452	8,950	9,038	—	(88)
Expiring 09/16/20	Citibank, N.A.	PHP	23	451	461	—	(10)

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 09/16/20	Citibank, N.A.	PLN	1,130	$287,522	$285,689	$1,833	$—
Expiring 09/16/20	Citibank, N.A.	PLN	750	192,212	189,617	2,595	—
Expiring 09/16/20	Citibank, N.A.	PLN	610	153,003	154,222	—	(1,219)
Expiring 09/16/20	Citibank, N.A.	PLN	48	11,891	12,073	—	(182)
Expiring 09/16/20	Citibank, N.A.	PLN	48	12,108	12,072	36	—
Expiring 09/16/20	Citibank, N.A.	PLN	48	12,180	12,072	108	—
Expiring 09/16/20	Citibank, N.A.	PLN	37	9,206	9,299	—	(93)
Expiring 09/16/20	Citibank, N.A.	PLN	37	9,330	9,299	31	—
Expiring 09/16/20	Citibank, N.A.	PLN	37	9,243	9,299	—	(56)
Expiring 09/16/20	Citibank, N.A.	PLN	35	8,587	8,746	—	(159)
Expiring 09/16/20	Citibank, N.A.	PLN	27	6,879	6,826	53	—
Expiring 09/16/20	Citibank, N.A.	PLN	13	3,262	3,325	—	(63)
Expiring 09/16/20	Citibank, N.A.	PLN	13	3,175	3,162	13	—
Expiring 09/16/20	Citibank, N.A.	PLN	13	3,186	3,161	25	—
Expiring 09/16/20	Citibank, N.A.	PLN	12	2,984	2,976	8	—
Expiring 09/16/20	Citibank, N.A.	PLN	11	2,735	2,773	—	(38)
Expiring 09/16/20	Citibank, N.A.	PLN	11	2,808	2,773	35	—
Expiring 09/16/20	Citibank, N.A.	PLN	11	2,760	2,774	—	(14)
Expiring 09/16/20	Citibank, N.A.	PLN	11	2,794	2,773	21	—
Expiring 09/16/20	Citibank, N.A.	PLN	9	2,244	2,276	—	(32)
Expiring 09/16/20	Citibank, N.A.	PLN	1	253	252	1	—
Expiring 09/16/20	Citibank, N.A.	PLN	1	255	253	2	—
Russian Ruble,
Expiring 09/16/20	Citibank, N.A.	RUB	6,535	94,328	91,017	3,311	—
Expiring 09/16/20	Citibank, N.A.	RUB	5,700	81,779	79,387	2,392	—
Expiring 09/16/20	Citibank, N.A.	RUB	3,000	43,345	41,783	1,562	—
Expiring 09/16/20	Citibank, N.A.	RUB	2,652	37,090	36,929	161	—
Expiring 09/16/20	Citibank, N.A.	RUB	2,652	38,039	36,929	1,110	—
Expiring 09/16/20	Citibank, N.A.	RUB	2,500	36,001	34,819	1,182	—
Expiring 09/16/20	Citibank, N.A.	RUB	541	7,536	7,535	1	—
Expiring 09/16/20	Citibank, N.A.	RUB	96	1,377	1,337	40	—
Expiring 09/16/20	Citibank, N.A.	RUB	35	506	488	18	—
Saudi Arabian Riyal,
Expiring 09/16/20	Citibank, N.A.	SAR	129	34,352	34,363	—	(11)
Expiring 09/16/20	Citibank, N.A.	SAR	60	15,982	15,983	—	(1)
Expiring 09/16/20	Citibank, N.A.	SAR	50	13,318	13,318	—	—
Expiring 09/16/20	Citibank, N.A.	SAR	50	13,308	13,319	—	(11)
Expiring 09/16/20	Citibank, N.A.	SAR	40	10,651	10,655	—	(4)
Expiring 09/16/20	Citibank, N.A.	SAR	10	2,663	2,664	—	(1)
Expiring 09/16/20	Citibank, N.A.	SAR	10	2,661	2,663	—	(2)
Expiring 09/16/20	Citibank, N.A.	SAR	10	2,663	2,664	—	(1)
Expiring 09/16/20	Citibank, N.A.	SAR	10	2,664	2,664	—	—
Singapore Dollar,
Expiring 09/16/20	Citibank, N.A.	SGD	369	259,843	264,839	—	(4,996)
Expiring 09/16/20	Citibank, N.A.	SGD	350	246,745	251,203	—	(4,458)
Expiring 09/16/20	Citibank, N.A.	SGD	241	170,506	172,971	—	(2,465)
South African Rand,
Expiring 09/16/20	Citibank, N.A.	ZAR	2,000	115,214	114,338	876	—
Expiring 09/16/20	Citibank, N.A.	ZAR	1,200	71,307	68,603	2,704	—
Expiring 09/16/20	Citibank, N.A.	ZAR	753	42,813	43,048	—	(235)
Expiring 09/16/20	Citibank, N.A.	ZAR	451	26,215	25,793	422	—
Expiring 09/16/20	Citibank, N.A.	ZAR	295	16,984	16,864	120	—
Expiring 09/16/20	Citibank, N.A.	ZAR	200	11,379	11,434	—	(55)
Expiring 09/16/20	Citibank, N.A.	ZAR	158	9,173	9,028	145	—
Expiring 09/16/20	Citibank, N.A.	ZAR	144	8,339	8,227	112	—

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/16/20	Citibank, N.A.	ZAR	83	$4,686	$4,745	$—	$(59)
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	1,337,397	1,078,887	1,115,446	—	(36,559)
Expiring 09/16/20	Citibank, N.A.	KRW	1,337,397	1,089,637	1,115,445	—	(25,808)
Expiring 09/16/20	Citibank, N.A.	KRW	426,000	351,450	355,302	—	(3,852)
Expiring 09/16/20	Citibank, N.A.	KRW	291,000	236,835	242,706	—	(5,871)
Expiring 09/16/20	Citibank, N.A.	KRW	188,429	156,263	157,158	—	(895)
Expiring 09/16/20	Citibank, N.A.	KRW	103,000	84,655	85,906	—	(1,251)
Expiring 09/16/20	Citibank, N.A.	KRW	56,000	46,208	46,706	—	(498)
Expiring 09/16/20	Citibank, N.A.	KRW	34,252	27,669	28,568	—	(899)
Expiring 09/16/20	Citibank, N.A.	KRW	33,000	26,928	27,523	—	(595)
Expiring 09/16/20	Citibank, N.A.	KRW	3,568	2,983	2,976	7	—
Thai Baht,
Expiring 09/16/20	Citibank, N.A.	THB	3,549	114,908	114,811	97	—
Expiring 09/16/20	Citibank, N.A.	THB	2,592	82,313	83,851	—	(1,538)
Expiring 09/16/20	Citibank, N.A.	THB	1,615	50,678	52,246	—	(1,568)
Expiring 09/16/20	Citibank, N.A.	THB	600	19,345	19,410	—	(65)
Expiring 09/16/20	Citibank, N.A.	THB	500	16,187	16,175	12	—
Expiring 09/16/20	Citibank, N.A.	THB	300	9,609	9,705	—	(96)
Expiring 09/16/20	Citibank, N.A.	THB	300	9,673	9,705	—	(32)
Expiring 09/16/20	Citibank, N.A.	THB	300	9,671	9,705	—	(34)
Expiring 09/16/20	Citibank, N.A.	THB	200	6,387	6,470	—	(83)
Expiring 09/16/20	Citibank, N.A.	THB	161	5,057	5,209	—	(152)
Expiring 09/16/20	Citibank, N.A.	THB	100	3,141	3,235	—	(94)
Expiring 09/16/20	Citibank, N.A.	THB	100	3,239	3,235	4	—
Expiring 09/16/20	Citibank, N.A.	THB	100	3,159	3,235	—	(76)

				$17,886,245	$17,887,512	171,169	(172,436)

						$252,912	$(409,763)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$206,700	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Brazil	$537,499	$—		$—
Chile	118,279	—		—
China	3,049,440	11,206,261		—
Hong Kong	—	158,584		—
Hungary	—	84,437		—
India	—	367,659		—
Indonesia	—	259,147		—
Malaysia	—	254,780		—
Peru	123,025	—		—
Philippines	—	109,303		—
Poland	—	255,205		—
Qatar	—	133,505		—
Russia	—	812,951		—
Saudi Arabia	—	802,774		—
South Africa	—	62,058		—
South Korea	—	6,088,463		—
Taiwan	1,609,373	2,399,509		—
Thailand	—	440,605		—
Turkey	—	603,241		—
United Arab Emirates	—	98,056		—
United States	65,626	—		—
Preferred Stock
Brazil	96,221	—		—
Affiliated Mutual Fund	1,700,909	—		—
Unaffiliated Fund	149,929	—		—

Total	$7,450,301	$24,136,538		$—

Other Financial Instruments*
Assets
Futures Contracts	$8,223	$—		$—
OTC Forward Foreign Currency Exchange Contracts	—	252,912		—

Total	$8,223	$252,912	$

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(409,763)		$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Banks	9.4%
Semiconductors & Semiconductor Equipment	9.3
Interactive Media & Services	8.2
Internet & Direct Marketing Retail	8.0
Technology Hardware, Storage & Peripherals	7.1
Affiliated Mutual Fund	5.3
Electronic Equipment, Instruments & Components	3.6
Pharmaceuticals	3.5
Wireless Telecommunication Services	3.2
Metals & Mining	2.8
Entertainment	2.5
Oil, Gas & Consumable Fuels	2.3

Real Estate Management & Development	2.1%
Insurance	2.0
Construction Materials	2.0
Household Durables	1.9
Automobiles	1.8
Industrial Conglomerates	1.8
Biotechnology	1.4
Machinery	1.3
Food Products	1.3
Chemicals	1.3
Food & Staples Retailing	1.1
Construction & Engineering	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Diversified Telecommunication Services	1.0%
Health Care Providers & Services	1.0
Health Care Technology	1.0
Capital Markets	1.0
Auto Components	0.8
Specialty Retail	0.8
Gas Utilities	0.7
Life Sciences Tools & Services	0.7
Diversified Consumer Services	0.7
Beverages	0.7
Independent Power & Renewable Electricity Producers	0.6
Leisure Products	0.6
Communications Equipment	0.5
Unaffiliated Fund	0.4
Diversified Financial Services	0.4
Air Freight & Logistics	0.4
Hotels, Restaurants & Leisure	0.4
Building Products	0.4
Media	0.3

Multiline Retail	0.3%
Transportation Infrastructure	0.2
Trading Companies & Distributors	0.2
Textiles, Apparel & Luxury Goods	0.2
Consumer Finance	0.2
Electrical Equipment	0.2
IT Services	0.1
Aerospace & Defense	0.1
Paper & Forest Products	0.1
Commercial Services & Supplies	0.0	*
Electric Utilities	0.0	*
Containers & Packaging	0.0	*

	98.3
Other assets in excess of liabilities	1.7

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$8,223	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	252,912		Unrealized depreciation on OTC forward foreign currency exchange contracts	409,763

		$261,135			$409,763

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Exchange Contracts
Equity contracts	$4,512	$(3,155,106)	$—
Foreign exchange contracts	—	—	(3,194,350)

Total	$4,512	$(3,155,106)	$(3,194,350)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Equity contracts	$(172,954)	$—
Foreign exchange contracts	—	13,223

Total	$(172,954)	$13,223

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$6,122,420	$146,815,925

Forward Foreign Currency Exchange Contracts—Sold(2)
$141,890,923

(1)	Notional Amount in USD.

(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$252,912	$(409,763)	$(156,851)	$149,929	$(6,922)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $29,364,715)	$29,885,930
Affiliated investments (cost $1,700,909)	1,700,909
Foreign currency, at value (cost $509,679)	509,300
Unrealized appreciation on OTC forward foreign currency exchange contracts	252,912
Deposit with broker for centrally cleared/exchange-traded derivatives	206,700
Dividends and interest receivable	148,572
Tax reclaim receivable	23,644
Receivable from affiliate	203
Prepaid expenses	9,227

Total Assets	32,737,397

LIABILITIES
Unrealized depreciation on OTC forward foreign currency exchange contracts	409,763
Payable for Portfolio shares repurchased	102,170
Custodian and accounting fees payable	55,690
Payable to affiliate.	22,939
Due to broker-variation margin futures	13,359
Management fee payable	8,954
Distribution fee payable	1,328
Accrued expenses and other liabilities	878
Affiliated transfer agent fee payable	378

Total Liabilities	615,459

NET ASSETS	$32,121,938

Net assets were comprised of:
Partners’ Equity	$32,121,938

Net asset value and redemption price per share, $32,121,938 / 2,907,756 outstanding shares of beneficial interest	$11.05

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $50,112 foreign withholding tax, of which $5,193 is reimbursable by an affiliate)	$860,548
Affiliated dividend income	55,309
Interest income	4,252
Income from securities lending, net (including affiliated income of $1,477)	2,031

Total income	922,140

EXPENSES
Management fee	531,281
Distribution fee	142,435
Custodian and accounting fees	120,307
Legal fees and expenses	6,403
Trustees’ fees	5,214
Shareholders’ reports	4,316
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,668
Audit fee	2,159
Miscellaneous	18,693

Total expenses	834,476
Less: Fee waiver and/or expense reimbursement	(57,245)

Net expenses	777,231

NET INVESTMENT INCOME (LOSS)	144,909

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(116))	(15,380,247)
In-kind redemption	(3,127,122)
Futures transactions	(3,155,106)
Forward currency contract transactions	(3,194,350)
Foreign currency transactions	(482,953)

(25,339,778)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(77))	(11,391,138)
Futures	(172,954)
Forward currency contracts	13,223
Foreign currencies	(5,785)

(11,556,654)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(36,896,432)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(36,751,523)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$144,909	$2,453,518
Net realized gain (loss) on investment and foreign currency transactions	(25,339,778)	(2,623,144)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(11,556,654)	24,663,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(36,751,523)	24,494,008

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [2,174,538 and 9,148,698 shares, respectively]	23,514,267	103,223,847
Portfolio shares repurchased [14,993,381 and 7,629,657 shares, respectively].	(147,048,332)	(82,906,116)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(123,534,065)	20,317,731

CAPITAL CONTRIBUTIONS	—	18,772

TOTAL INCREASE (DECREASE)	(160,285,588)	44,830,511
NET ASSETS:
Beginning of period	192,407,526	147,577,015

End of period	$32,121,938	$192,407,526

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.3%

COMMON STOCKS
Casinos & Gaming — 1.6%
Boyd Gaming Corp.	121,546	$2,540,312
Eldorado Resorts, Inc.*(a)	127,089	5,091,185

		7,631,497

Diversified REITs — 4.1%
STORE Capital Corp.	100,634	2,396,095
VEREIT, Inc.	1,555,326	10,000,746
WP Carey, Inc.	108,638	7,349,361

		19,746,202

Health Care REITs — 12.3%
Healthcare Trust of America, Inc. (Class A Stock)	134,478	3,566,357
Healthpeak Properties, Inc.	398,838	10,991,975
Medical Properties Trust, Inc.(a)	639,491	12,022,431
Ventas, Inc.	247,712	9,071,213
Welltower, Inc.	462,250	23,921,438

		59,573,414

Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	235,223	2,538,056

Hotels, Resorts & Cruise Lines — 0.4%
Hilton Worldwide Holdings, Inc.	28,800	2,115,360

Industrial REITs — 12.1%
Americold Realty Trust	207,919	7,547,460
Duke Realty Corp.	642,363	22,733,226
First Industrial Realty Trust, Inc.	186,518	7,169,752
Prologis, Inc.	229,237	21,394,689

		58,845,127

Office REITs — 2.9%
Hudson Pacific Properties, Inc.	358,285	9,014,451
Kilroy Realty Corp.	85,155	4,998,598

		14,013,049

Residential REITs — 12.4%
Apartment Investment & Management Co. (Class A Stock)	121,003	4,554,553
Essex Property Trust, Inc.	78,193	17,919,490
Invitation Homes, Inc.	537,457	14,796,191
UDR, Inc.	607,091	22,693,062

		59,963,296

Retail REITs — 10.4%
Agree Realty Corp.(a)	108,354	7,119,941
Kimco Realty Corp.(a)	628,200	8,066,088
Simon Property Group, Inc.(a)	269,820	18,450,291
SITE Centers Corp.	354,947	2,875,071
Spirit Realty Capital, Inc.(a)	402,902	14,045,164

		50,556,555

	Shares	Value

COMMON STOCKS (continued)
Specialized REITs — 42.6%
American Tower Corp.	239,017	$61,795,455
Crown Castle International Corp.	59,485	9,954,815
CyrusOne, Inc.	106,732	7,764,753
Digital Realty Trust, Inc.(a)	17,319	2,461,203
Equinix, Inc.	58,280	40,930,044
Extra Space Storage, Inc.(a)	160,810	14,854,020
Iron Mountain, Inc.	97,633	2,548,221
Public Storage	134,285	25,767,949
QTS Realty Trust, Inc. (Class A Stock)(a)	71,723	4,596,727
SBA Communications Corp.	65,292	19,451,793
VICI Properties, Inc.(a)	797,885	16,109,298

		206,234,278

TOTAL LONG-TERM INVESTMENTS (cost $471,849,621)		481,216,834

SHORT-TERM INVESTMENTS — 11.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	2,236,551	2,236,551
PGIM Institutional Money Market Fund (cost $52,938,335; includes $52,922,394 of cash collateral for securities on loan)(b)(w)	52,937,914	52,937,914

TOTAL SHORT-TERM INVESTMENTS (cost $55,174,886)		55,174,465

TOTAL INVESTMENTS — 110.7% (cost $527,024,507)		536,391,299
Liabilities in excess of other assets — (10.7)%		(51,725,131)

NET ASSETS — 100.0%		$484,666,168

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,237,012; cash collateral of $52,922,394 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Casinos & Gaming	$7,631,497	$—	$—
Diversified REITs	19,746,202	—	—
Health Care REITs	59,573,414	—	—
Hotel & Resort REITs	2,538,056	—	—
Hotels, Resorts & Cruise Lines	2,115,360	—	—
Industrial REITs	58,845,127	—	—
Office REITs	14,013,049	—	—
Residential REITs	59,963,296	—	—
Retail REITs	50,556,555	—	—
Specialized REITs	206,234,278	—	—
Affiliated Mutual Funds	55,174,465	—	—

Total	$536,391,299	$—	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Specialized REITs	42.6%
Residential REITs	12.4
Health Care REITs	12.3
Industrial REITs	12.1
Affiliated Mutual Funds (10.9% represents investments purchased with collateral from securities on loan)	11.4
Retail REITs	10.4
Diversified REITs	4.1
Office REITs	2.9

Casinos & Gaming	1.6%
Hotel & Resort REITs	0.5
Hotels, Resorts & Cruise Lines	0.4

110.7
Liabilities in excess of other assets	(10.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$52,237,012	$(52,237,012)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $52,237,012:
Unaffiliated investments (cost $471,849,621)	$481,216,834
Affiliated investments (cost $55,174,886)	55,174,465
Dividends receivable	1,752,588
Receivable for investments sold	1,429,884
Receivable for Portfolio shares sold	130,650
Prepaid expenses	630

Total Assets	539,705,051

LIABILITIES
Payable to broker for collateral for securities on loan	52,922,394
Payable for investments purchased	1,769,851
Management fee payable	153,356
Accrued expenses and other liabilities	88,262
Payable for Portfolio shares repurchased	85,072
Distribution fee payable	19,570
Affiliated transfer agent fee payable	378

Total Liabilities	55,038,883

NET ASSETS	$484,666,168

Net assets were comprised of:
Partners’ Equity	$484,666,168

Net asset value and redemption price per share, $484,666,168 / 38,523,327 outstanding shares of beneficial interest	$12.58

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$6,234,254
Income from securities lending, net (including affiliated income of $76,562)	79,950
Affiliated dividend income	39,574

Total income	6,353,778

EXPENSES
Management fee	2,049,500
Distribution fee	618,414
Custodian and accounting fees	35,639
Audit fee	11,586
Trustees’ fees	8,177
Legal fees and expenses	6,663
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,088
Miscellaneous	17,651

Total expenses	2,753,178
Less: Fee waiver and/or expense reimbursement	(128,630)

Net expenses	2,624,548

NET INVESTMENT INCOME (LOSS)	3,729,230

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(58,709))	(44,547,305)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(3,495))	(46,300,407)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(90,847,712)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(87,118,482)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,729,230	$8,677,307
Net realized gain (loss) on investment transactions	(44,547,305)	90,213,337
Net change in unrealized appreciation (depreciation) on investments	(46,300,407)	58,531,347

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(87,118,482)	157,421,991

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [13,973,829 and 3,193,472 shares, respectively]	165,129,670	41,126,165
Portfolio shares repurchased [18,079,915 and 6,455,809 shares, respectively]	(209,761,133)	(87,900,325)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(44,631,463)	(46,774,160)

CAPITAL CONTRIBUTIONS	—	217

TOTAL INCREASE (DECREASE)	(131,749,945)	110,648,048
NET ASSETS:
Beginning of period	616,416,113	505,768,065

End of period	$484,666,168	$616,416,113

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.9%

COMMON STOCKS — 93.3%
Bahrain — 0.0%
Ithmaar Holding BSC*	4,745,026	$160,326

Botswana — 0.0%
Choppies Enterprises Ltd.*^	534,631	4
Letshego Holdings Ltd.	717,461	42,534
Turnstar Holdings Ltd.	202,180	47,961

		90,499

Brazil — 2.2%
Ambev SA	483,041	1,268,426
B3 SA - Brasil Bolsa Balcao	255,700	2,618,549
Banco do Brasil SA	45,100	267,460
BB Seguridade Participacoes SA	109,673	556,019
Cia Brasileira de Distribuicao	9,100	119,630
Cosan Ltd. (Class A Stock)	144,988	2,183,519
Hypera SA	21,300	130,469
Klabin SA, UTS	23,700	90,126
Odontoprev SA	545,200	1,448,693
Petrobras Distribuidora SA	58,800	232,255
TIM Participacoes SA, ADR	10,119	130,940
Ultrapar Participacoes SA	16,400	55,641
Vale SA, ADR(a)	53,688	553,523

		9,655,250

Chile — 0.1%
Banco Santander Chile, ADR	27,792	455,789
Falabella SA	37,345	118,209

		573,998

China — 35.0%
3SBio, Inc., 144A*	590,000	755,093
Agricultural Bank of China Ltd. (Class H Stock)	2,832,000	1,140,395
Alibaba Group Holding Ltd., ADR*	92,861	20,030,118
Alibaba Health Information Technology Ltd.*	560,000	1,642,370
Anhui Conch Cement Co. Ltd. (Class A Stock)	13,500	101,262
Anhui Conch Cement Co. Ltd. (Class H Stock)	157,500	1,061,520
BAIC Motor Corp. Ltd. (Class H Stock), 144A	1,196,500	522,242
Baidu, Inc., ADR*	5,700	683,373
Bank of Beijing Co. Ltd. (Class A Stock)	79,000	54,815
Bank of China Ltd. (Class H Stock)*	3,053,000	1,131,723
Bank of Ningbo Co. Ltd. (Class A Stock)	25,900	96,263
Beijing Capital International Airport Co. Ltd. (Class H Stock)	312,000	196,166
Beijing Enterprises Holdings Ltd.	120,500	404,165
BOE Technology Group Co. Ltd. (Class A Stock)*	318,000	210,883
Brilliance China Automotive Holdings Ltd.	1,444,000	1,300,331
BYD Co. Ltd. (Class A Stock)	20,300	206,126
BYD Electronic International Co. Ltd.	150,500	346,153

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
China CITIC Bank Corp. Ltd. (Class H Stock)	1,957,000	$853,412
China Communications Services Corp. Ltd. (Class H Stock)	160,000	99,998
China Construction Bank Corp. (Class H Stock)	9,350,000	7,587,502
China Everbright International Ltd.	271,000	144,033
China Evergrande Group	65,000	168,971
China Fortune Land Development Co. Ltd. (Class A Stock)	19,700	63,977
China Galaxy Securities Co. Ltd. (Class H Stock)*	100,500	54,588
China Gas Holdings Ltd.	830,200	2,559,360
China Hongqiao Group Ltd.	512,000	228,454
China Jinmao Holdings Group Ltd.	194,000	137,525
China Lesso Group Holdings Ltd.	106,000	138,423
China Life Insurance Co. Ltd. (Class H Stock)*	660,000	1,325,604
China Literature Ltd., 144A*	13,600	92,112
China Longyuan Power Group Corp. Ltd. (Class H Stock)	764,000	429,257
China Medical System Holdings Ltd.	96,000	114,031
China Merchants Bank Co. Ltd. (Class A Stock)	21,936	104,761
China Merchants Bank Co. Ltd. (Class H Stock)	432,000	1,993,959
China Merchants Securities Co. Ltd. (Class A Stock)	40,700	126,652
China Mobile Ltd.	664,500	4,510,222
China National Building Material Co. Ltd. (Class H Stock)	1,272,000	1,355,793
China Overseas Land & Investment Ltd.	1,161,000	3,523,932
China Pacific Insurance Group Co. Ltd. (Class A Stock)	12,900	49,818
China Pacific Insurance Group Co. Ltd. (Class H Stock)	624,000	1,671,190
China Petroleum & Chemical Corp. (Class H Stock)	2,620,000	1,089,441
China Railway Construction Corp. Ltd. (Class A Stock)	72,300	85,878
China Resources Cement Holdings Ltd.	710,000	871,972
China Resources Land Ltd.	82,000	310,694
China Resources Pharmaceutical Group Ltd., 144A	1,442,000	836,471
China Resources Power Holdings Co. Ltd.	372,000	438,528
China Shenhua Energy Co. Ltd. (Class H Stock)	200,000	312,716
China Shipbuilding Industry Co. Ltd. (Class A Stock)	201,300	114,091
China State Construction Engineering Corp. Ltd. (Class A Stock)	128,200	86,602
China Taiping Insurance Holdings Co. Ltd.	127,200	204,575
China Telecom Corp. Ltd. (Class H Stock)	1,906,000	534,043

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
China Tourism Group Duty Free Corp. Ltd. (Class A Stock)*	13,693	$298,938
China Traditional Chinese Medicine Holdings Co. Ltd.	142,000	69,087
China Unicom Hong Kong Ltd.	1,414,000	769,771
China United Network Communications Ltd. (Class A Stock)	216,000	148,397
China Vanke Co. Ltd. (Class A Stock)	14,700	54,499
China Vanke Co. Ltd. (Class H Stock)	53,600	169,657
China Yangtze Power Co. Ltd. (Class A Stock)	25,700	68,891
Chongqing Rural Commercial Bank Co. Ltd. (Class H Stock)	868,000	343,837
CITIC Ltd.	1,103,000	1,041,586
CITIC Securities Co. Ltd. (Class A Stock)	43,300	147,856
CNOOC Ltd.	2,690,000	2,975,158
COSCO SHIPPING Ports Ltd.	256,000	138,440
Country Garden Holdings Co. Ltd.	211,000	260,202
Country Garden Services Holdings Co. Ltd.	22,000	102,886
CRRC Corp. Ltd. (Class A Stock)	94,600	74,672
CRRC Corp. Ltd. (Class H Stock)	389,000	164,870
CSPC Pharmaceutical Group Ltd.	304,800	579,330
Dali Foods Group Co. Ltd., 144A	601,500	366,064
Far East Horizon Ltd.	216,000	183,593
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	7,323	129,159
Fuyao Glass Industry Group Co. Ltd. (Class A Stock)*	136,661	404,497
Fuyao Glass Industry Group Co. Ltd. (Class H Stock), 144A	24,400	58,360
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	13,400	107,562
Guangdong Investment Ltd.	412,000	706,867
Guotai Junan Securities Co. Ltd. (Class A Stock)	36,800	90,071
Haier Electronics Group Co. Ltd.	483,000	1,463,064
Haier Smart Home Co. Ltd. (Class A Stock)	55,000	137,929
Haitong Securities Co. Ltd. (Class A Stock)	167,900	299,484
Haitong Securities Co. Ltd. (Class H Stock)	435,200	355,292
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	71,700	309,415
Huatai Securities Co. Ltd. (Class A Stock)	61,100	162,997
Huayu Automotive Systems Co. Ltd. (Class A Stock)	49,319	145,630
Industrial & Commercial Bank of China Ltd. (Class H Stock)	5,204,000	3,160,174
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	636,223	2,804,587
JD.com, Inc., ADR*	17,636	1,061,334
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	19,640	257,266
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	212,441	3,163,377

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Jiangxi Copper Co. Ltd. (Class H Stock)	422,000	$426,782
Joyoung Co. Ltd.	450,809	2,377,917
Kangde Xin Composite Material Group Co. Ltd. (Class A Stock)*^	29,069	—
Kingboard Holdings Ltd.	33,500	87,318
Kunlun Energy Co. Ltd.	1,326,000	866,852
Kweichow Moutai Co. Ltd. (Class A Stock)	2,100	434,903
Legend Holdings Corp. (Class H Stock), 144A	41,700	48,834
Lenovo Group Ltd.	862,000	479,920
Li Ning Co. Ltd.	86,500	278,258
Longfor Group Holdings Ltd., 144A	53,000	252,878
Luxshare Precision Industry Co. Ltd. (Class A Stock)	48,228	350,394
Luye Pharma Group Ltd., 144A	308,500	190,077
Luzhou Laojiao Co. Ltd. (Class A Stock)	12,735	164,487
Meituan Dianping (Class B Stock)*	260,400	5,810,324
Midea Group Co. Ltd. (Class A Stock)	458,548	3,891,143
Minth Group Ltd.	528,000	1,508,670
NARI Technology Co. Ltd. (Class A Stock)	64,600	186,143
NetEase, Inc., ADR	1,500	644,070
New China Life Insurance Co. Ltd. (Class A Stock)	21,200	133,046
New Oriental Education & Technology Group, Inc., ADR*	3,000	390,690
People’s Insurance Co. Group of China Ltd. (The) (Class H Stock)	954,000	279,460
PICC Property & Casualty Co. Ltd. (Class H Stock)	1,336,000	1,106,951
Pinduoduo, Inc., ADR*	6,233	535,041
Ping An Bank Co. Ltd. (Class A Stock)	752,000	1,362,343
Ping An Healthcare and Technology Co. Ltd., 144A*	13,600	209,573
Ping An Insurance Group Co. of China Ltd. (Class A Stock)	11,100	112,234
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	911,000	9,145,632
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	24,100	50,421
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	2,845,000	1,630,351
Prosus NV*	72,478	6,759,902
Real Gold Mining Ltd.*^	209,000	—
SAIC Motor Corp. Ltd. (Class A Stock)	133,400	321,312
Sany Heavy Industry Co. Ltd. (Class A Stock)	79,300	211,358
Semiconductor Manufacturing International Corp.*	201,000	707,937
Shanghai Fosun Pharmaceutical Group Co. Ltd. (Class H Stock)	519,000	1,746,061
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	46,700	78,754
Shenwan Hongyuan Group Co. Ltd. (Class A Stock)*	165,300	118,363
Shimao Group Holdings Ltd.	45,000	191,185

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
China (cont’d.)
Sinopec Engineering Group Co. Ltd. (Class H Stock)	208,500	$89,266
Sinopec Shanghai Petrochemical Co. Ltd. (Class H Stock)	1,768,000	426,502
Sinopharm Group Co. Ltd. (Class H Stock)	437,200	1,124,172
Sinotruk Hong Kong Ltd.	80,500	209,238
Sun Art Retail Group Ltd.	177,500	304,797
Sunac China Holdings Ltd.	78,000	328,078
Suning.Com Co. Ltd. (Class A Stock)	116,100	144,349
Sunny Optical Technology Group Co. Ltd.	159,400	2,561,146
TAL Education Group, ADR*	8,000	547,040
Tencent Holdings Ltd.	242,200	15,617,430
Trip.com Group Ltd., ADR*	9,300	241,056
Uni-President China Holdings Ltd.	410,000	410,354
Vipshop Holdings Ltd., ADR*	9,600	191,136
Weichai Power Co. Ltd. (Class H Stock)	143,000	267,082
Wuliangye Yibin Co. Ltd. (Class A Stock)	10,149	245,927
Wuxi Biologics Cayman, Inc., 144A*	34,000	625,318
Xiaomi Corp. (Class B Stock), 144A*	339,400	564,957
Yonghui Superstores Co. Ltd. (Class A Stock)	55,800	74,053
Yum China Holdings, Inc.	7,200	346,104
Zhongsheng Group Holdings Ltd.	8,000	44,842
Zhuzhou CRRC Times Electric Co. Ltd. (Class H Stock)	112,100	286,208
Zijin Mining Group Co. Ltd. (Class H Stock)	368,000	175,152
ZTE Corp. (Class H Stock)	68,000	209,067
ZTO Express Cayman, Inc., ADR	6,500	238,615

		153,237,855

Croatia — 0.0%
Ledo dd*^	122	—

Czech Republic — 0.1%
Komercni banka A/S*	12,167	283,971

Ghana — 0.0%
CAL Bank Ltd.	857,751	108,211
FAN Milk Ltd.*	41,600	12,945
Unilever Ghana Ltd.^	13,100	31,657

		152,813

Greece — 0.0%
FF Group*	6,443	13,466

Hong Kong — 2.5%
AIA Group Ltd.	379,200	3,544,782
Hang Seng Bank Ltd.	85,500	1,444,833
HKT Trust & HKT Ltd.	641,000	941,556
Hong Kong Exchanges & Clearing Ltd.	94,000	4,021,224
Nine Dragons Paper Holdings Ltd.	65,000	59,214
WH Group Ltd., 144A	1,090,000	940,597

		10,952,206

Hungary — 0.7%
OTP Bank Nyrt*	92,381	3,248,127

	Shares	Value

COMMON STOCKS (continued)
India — 5.9%
Asian Paints Ltd.	89,242	$1,993,562
Aurobindo Pharma Ltd.	20,721	210,661
Cipla Ltd.	49,423	419,572
Coal India Ltd.	58,758	103,017
Dr. Reddy’s Laboratories Ltd.	789	41,212
HDFC Bank Ltd.	143,233	2,013,245
Hemisphere Properties India Ltd.*^	10,702	23,642
ICICI Bank Ltd.	283,640	1,331,162
Infosys Ltd., ADR(a)	127,288	1,229,602
ITC Ltd.*	1,061,477	2,736,149
Kotak Mahindra Bank Ltd.	67,200	1,208,707
LIC Housing Finance Ltd.	17,437	60,774
Maruti Suzuki India Ltd.	31,802	2,448,475
Piramal Enterprises Ltd.	7,729	139,350
Sun Pharmaceutical Industries Ltd.	63,533	397,937
Tata Consultancy Services Ltd.	250,586	6,886,595
Titan Co. Ltd.	242,045	3,046,384
UltraTech Cement Ltd.	28,845	1,483,356
Zee Entertainment Enterprises Ltd.	97,716	221,824

		25,995,226

Indonesia — 2.1%
Adaro Energy Tbk PT	2,891,500	202,681
Bank Central Asia Tbk PT	120,100	239,810
Bank Negara Indonesia Persero Tbk PT	567,600	182,125
Bank Rakyat Indonesia Persero Tbk PT	20,383,900	4,359,015
Hanson International Tbk PT*^	17,067,900	29,565
Indah Kiat Pulp & Paper Corp. Tbk PT	327,100	137,980
Indofood CBP Sukses Makmur Tbk PT	152,000	99,656
Indofood Sukses Makmur Tbk PT	625,600	286,067
Telekomunikasi Indonesia Persero Tbk PT	16,600,400	3,550,142
United Tractors Tbk PT	112,500	130,807

		9,217,848

Jordan — 0.0%
Al-Eqbal Investment Co. PLC*^	7,962	147,057
Arab Potash (The)*	294	6,623

		153,680

Latvia — 0.2%
Grindeks A/S	49,158	775,046

Macau — 0.5%
Sands China Ltd.	517,200	2,041,180

Malaysia — 0.3%
AMMB Holdings Bhd	121,800	88,861
Genting Malaysia Bhd	1,731,100	1,033,662
Malaysia Airports Holdings Bhd	34,500	44,228
Sime Darby Bhd	226,700	114,406
Telekom Malaysia Bhd	107,600	104,689

		1,385,846

Mexico — 1.6%
Bolsa Mexicana de Valores SAB de CV	330,355	619,043
Empresas ICA SAB de CV*^	265,500	1

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Mexico (cont’d.)
Grupo Financiero Banorte SAB de CV (Class O Stock)*	206,056	$712,986
Grupo Televisa SAB, ADR*	6,893	36,119
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	919,697	1,433,694
Orbia Advance Corp. SAB de CV	560,800	828,836
Wal-Mart de Mexico SAB de CV	1,359,295	3,250,906

		6,881,585

Nigeria — 0.0%
Afriland Properties PLC*^	383,641	—

Peru — 0.9%
Credicorp Ltd.(a)	15,846	2,118,135
Southern Copper Corp.(a)	49,798	1,980,466

		4,098,601

Philippines — 0.4%
Altus San Nicolas Corp.*^	2,235	233
Ayala Land, Inc.	305,500	208,332
Metro Pacific Investments Corp.	840,000	63,086
PLDT, Inc., ADR(a)	10,317	251,838
Robinsons Retail Holdings, Inc.	786,160	1,026,116
SM Prime Holdings, Inc.	337,700	217,259

		1,766,864

Poland — 0.2%
CD Projekt SA*	5,307	532,564
Cyfrowy Polsat SA	11,442	76,204
Polski Koncern Naftowy ORLEN SA	19,556	310,400

		919,168

Qatar — 0.1%
Qatar National Bank QPSC	91,448	437,096

Romania — 0.0%
Societatea Nationala Nuclearelectrica SA	24,700	15

Russia — 4.2%
Alrosa PJSC	851,064	780,200
Gazprom PJSC, ADR	140,432	758,437
LUKOIL PJSC, ADR, (BATE)	61,699	4,631,450
LUKOIL PJSC, ADR, (OOTC)(a)	676	50,173
MMC Norilsk Nickel PJSC, ADR	26,478	696,350
Moscow Exchange MICEX-RTS PJSC	1,892,947	2,984,482
Novatek PJSC, GDR	1,787	256,960
Polyus PJSC, GDR	7,685	648,871
Rosneft Oil Co. PJSC, GDR	25,829	131,064
Sberbank of Russia PJSC*	1,418,888	4,043,285
Sberbank of Russia PJSC, ADR*	140,303	1,600,086
Severstal PAO, GDR(a)	52,875	644,917
Surgutneftegas PJSC, ADR	28,347	152,917
TCS Group Holding PLC, GDR	40,264	821,829

		18,201,021

Saudi Arabia — 1.4%
Al Rajhi Bank	137,353	2,074,867
Alinma Bank*	117,014	454,182
Arab National Bank	65,915	333,955

	Shares	Value

COMMON STOCKS (continued)
Saudi Arabia (cont’d.)
Bank AlBilad	10,465	$61,869
Bank Al-Jazira	195,712	590,562
Banque Saudi Fransi	56,456	430,336
Etihad Etisalat Co.*	43,912	312,227
Jarir Marketing Co.	2,469	96,189
National Industrialization Co.*	28,013	78,147
Riyad Bank	97,094	436,616
Samba Financial Group	76,747	549,799
Saudi Arabian Oil Co., 144A	24,110	209,377
Saudi Basic Industries Corp.	21,231	499,129
Saudi Cement Co.	7,096	100,331

		6,227,586

South Africa — 2.3%
Absa Group Ltd.	49,277	244,229
AVI Ltd.	220,741	897,154
Bid Corp. Ltd.	49,924	816,942
FirstRand Ltd.	194,698	429,863
Kumba Iron Ore Ltd.	22,282	600,088
Mr. Price Group Ltd.	56,418	466,749
Naspers Ltd. (Class N Stock)	26,812	4,913,154
Pick’n Pay Stores Ltd.	88,996	262,041
Resilient REIT Ltd., REIT	1	3
SPAR Group Ltd. (The)	57,093	566,732
Vodacom Group Ltd.	112,311	796,516

		9,993,471

South Korea — 13.9%
Amorepacific Corp.	727	102,073
BGF retail Co. Ltd.	454	52,447
Celltrion Healthcare Co. Ltd.*	2,780	253,412
Celltrion, Inc.*	6,450	1,647,275
Cheil Worldwide, Inc.	8,295	114,309
CJ Corp.	781	56,348
Coway Co. Ltd.	2,554	153,417
Daelim Industrial Co. Ltd.	3,048	209,203
Doosan Bobcat, Inc.	22,971	506,153
GS Engineering & Construction Corp.	5,436	111,537
Hana Financial Group, Inc.	7,610	173,188
Hanwha Corp.	6,592	121,991
HLB, Inc.*(a)	9,284	716,555
Hyundai Engineering & Construction Co. Ltd.	13,228	365,972
Hyundai Glovis Co. Ltd.	3,970	336,662
Hyundai Heavy Industries Holdings Co. Ltd.	282	57,972
Hyundai Mobis Co. Ltd.	5,068	811,988
Kakao Corp.	2,867	643,320
Kia Motors Corp.	39,954	1,075,821
KMW Co. Ltd.*	4,913	264,025
Korea Investment Holdings Co. Ltd.	6,114	228,486
Korea Zinc Co. Ltd.	580	162,412
KT&G Corp.	19,901	1,295,083
LG Chem Ltd.	12,534	5,144,803
LG Corp.	15,394	910,636
LG Electronics, Inc.	26,705	1,413,846
LG Household & Health Care Ltd.	1,777	1,994,342
LG Innotek Co. Ltd.	3,205	471,990
Lotte Chemical Corp.	298	41,600

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
South Korea (cont’d.)
Meritz Securities Co. Ltd.	65,941	$167,184
Mirae Asset Daewoo Co. Ltd.	11,177	62,757
NAVER Corp.	21,025	4,704,740
NCSoft Corp.	2,126	1,577,599
Netmarble Corp., 144A*	5,798	485,883
NH Investment & Securities Co. Ltd.	7,456	51,619
Pearl Abyss Corp.*	2,715	492,020
POSCO	6,291	919,492
Posco International Corp.	42,456	496,589
Samsung Biologics Co. Ltd., 144A*	1,050	681,571
Samsung Electronics Co. Ltd.	506,174	22,454,602
Samsung Engineering Co. Ltd.*	35,889	369,053
Samsung SDI Co. Ltd.	8,268	2,531,459
Samsung SDS Co. Ltd.	410	57,646
Samsung Securities Co. Ltd.	10,704	235,791
SK Hynix, Inc.	80,409	5,733,947
SK Telecom Co. Ltd., ADR	18,913	365,399
Woori Financial Group, Inc.	14,327	105,857

		60,930,074

Sri Lanka — 0.0%
Nestle Lanka PLC	5,234	30,489

Taiwan — 15.3%
Accton Technology Corp.	166,000	1,287,527
ASE Technology Holding Co. Ltd.	225,000	518,805
Asustek Computer, Inc.	158,000	1,161,079
Catcher Technology Co. Ltd.	355,000	2,684,741
Cathay Financial Holding Co. Ltd.	80,000	113,511
Chicony Electronics Co. Ltd.	131,000	378,390
China Life Insurance Co. Ltd.*	253,000	187,716
Chunghwa Telecom Co. Ltd.	115,000	456,576
CTBC Financial Holding Co. Ltd.	222,000	153,269
Delta Electronics, Inc.	724,000	4,128,487
Eclat Textile Co. Ltd.	84,000	972,886
Foxconn Technology Co. Ltd.	271,000	519,432
Globalwafers Co. Ltd.	177,000	2,437,448
Hon Hai Precision Industry Co. Ltd.	643,000	1,883,794
Largan Precision Co. Ltd.	11,000	1,525,755
MediaTek, Inc.	212,000	4,181,769
Mega Financial Holding Co. Ltd.	1,340,000	1,401,574
Nanya Technology Corp.	368,000	767,085
Novatek Microelectronics Corp.	93,000	721,772
Pegatron Corp.	225,000	488,894
Phison Electronics Corp.	7,000	69,915
Pou Chen Corp.	95,000	92,756
Powertech Technology, Inc.	148,000	543,109
President Chain Store Corp.	201,000	2,018,367
Quanta Computer, Inc.	614,000	1,479,792
Realtek Semiconductor Corp.	5,000	51,089
SinoPac Financial Holdings Co. Ltd.	125,000	45,979
Taiwan Mobile Co. Ltd.	110,000	412,538
Taiwan Semiconductor Manufacturing Co. Ltd.	1,127,000	12,002,838
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	333,671	18,942,503
United Microelectronics Corp.	2,921,000	1,582,693
Vanguard International Semiconductor Corp.	1,106,000	2,929,090

	Shares	Value

COMMON STOCKS (continued)
Taiwan (cont’d.)
Walsin Technology Corp.	40,000	$244,243
Winbond Electronics Corp.	207,000	94,646
Wistron Corp.	349,000	423,942
Yageo Corp.	8,000	104,153
Zhen Ding Technology Holding Ltd.	49,000	214,584

		67,222,747

Thailand — 0.8%
Advanced Info Service PCL, NVDR	56,300	338,437
B Grimm Power PCL, NVDR	88,500	152,956
Bangkok Bank PCL, NVDR	87,900	304,621
Central Pattana PCL, NVDR	86,000	135,906
Indorama Ventures PCL, NVDR	640,500	575,618
Muangthai Capital PCL, NVDR*	62,200	105,498
PTT Global Chemical PCL, NVDR	101,100	152,606
Siam Cement PCL (The)	93,000	1,107,521
Siam Commercial Bank PCL (The), NVDR	46,400	108,939
Srisawad Corp. PCL, NVDR*	51,100	85,818
Thai Union Group PCL, NVDR	520,100	218,024

		3,285,944

Turkey — 1.5%
Akbank T.A.S.*	599,468	535,905
Aselsan Elektronik Sanayi Ve Ticaret A/S	91,769	437,148
BIM Birlesik Magazalar A/S	155,276	1,544,717
Eregli Demir ve Celik Fabrikalari TAS*	772,181	970,377
Ford Otomotiv Sanayi A/S	9,176	95,326
Haci Omer Sabanci Holding A/S	175,705	238,117
KOC Holding A/S	161,205	425,238
Tupras Turkiye Petrol Rafinerileri A/S*	8,045	105,547
Turkcell Iletisim Hizmetleri A/S	668,593	1,607,292
Turkiye Garanti Bankasi A/S*	516,220	640,562
Turkiye Is Bankasi A/S (Class C Stock)*	96,597	78,957

		6,679,186

United Arab Emirates — 0.1%
Emirates Telecommunications Group Co. PJSC	35,062	157,441
First Abu Dhabi Bank PJSC	53,843	164,850

		322,291

United States — 1.0%
EPAM Systems, Inc.*	16,083	4,053,077
JBS SA	35,700	140,289

		4,193,366

TOTAL COMMON StockS (cost $379,145,319)		409,126,841

EXCHANGE-TRADED FUND — 1.1%
United States
iShares Core MSCI Emerging Markets ETF	104,845	4,990,622

(cost $5,108,578)

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

PREFERRED STOCKS — 0.5%
Brazil — 0.5%
Itau Unibanco Holding SA (PRFC)	310,530	$1,467,538
Lojas Americanas SA (PRFC)	78,100	463,881

		1,931,419

Philippines — 0.0%
Ayala Land, Inc. (PRFC)*^	1,180,500	—

TOTAL PREFERRED STOCKS (cost $1,700,202)		1,931,419

	Units

RIGHTS* — 0.0%
Thailand — 0.0%
CPN Retail Growth Leasehold REIT, expiring 12/31/20	46,278	—

Tunisia — 0.0%
City Cars, expiring 12/01/49	9,444	7,808

TOTAL RIGHTS (cost $13,187)		7,808

TOTAL LONG-TERM INVESTMENTS (cost $385,967,286)		416,056,690

	Shares

SHORT-TERM INVESTMENTS — 4.7%
AFFILIATED MUTUAL FUNDS — 2.9%
PGIM Core Ultra Short Bond Fund(w)	7,280,385	7,280,385
PGIM Institutional Money Market Fund (cost $5,532,480; includes $5,530,383 of cash collateral for securities on loan)(b)(w)	5,532,210	5,532,210

TOTAL AFFILIATED MUTUAL FUNDS (cost $12,812,865)		12,812,595

	Shares	Value
UNAFFILIATED FUND — 1.8%
Dreyfus Government Cash Management	7,970,889	$7,970,889

(cost $7,970,889)
TOTAL SHORT-TERM INVESTMENTS (cost $20,783,754)		20,783,484

TOTAL INVESTMENTS—99.6% (cost $406,751,040)		436,840,174
Other assets in excess of liabilities(z) — 0.4%		1,598,119

NET ASSETS — 100.0%		$438,438,293

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $232,159 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,437,893; cash collateral of $5,530,383 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
166	Mini MSCI Emerging Markets Index	Sep. 2020	$8,181,310	$54,003

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/16/20	Citibank, N.A.	BRL	4,800	$951,316	$879,737	$—	$(71,579)
Expiring 09/16/20	Citibank, N.A.	BRL	2,950	576,000	540,672	—	(35,328)
Expiring 09/16/20	Citibank, N.A.	BRL	2,150	419,838	394,049	—	(25,789)
Expiring 09/16/20	Citibank, N.A.	BRL	1,675	341,038	306,992	—	(34,046)
Expiring 09/16/20	Citibank, N.A.	BRL	1,350	248,513	247,426	—	(1,087)

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/16/20	Citibank, N.A.	BRL	800	$148,838	$146,623	$—	$(2,215)
Expiring 09/16/20	Citibank, N.A.	BRL	650	122,041	119,131	—	(2,910)
Expiring 09/16/20	Citibank, N.A.	BRL	567	108,869	103,919	—	(4,950)
Expiring 09/16/20	Citibank, N.A.	BRL	550	110,957	100,803	—	(10,154)
Expiring 09/16/20	Citibank, N.A.	BRL	400	74,198	73,311	—	(887)
Expiring 09/16/20	Citibank, N.A.	BRL	261	52,547	47,744	—	(4,803)
Expiring 09/16/20	Citibank, N.A.	BRL	250	48,059	45,820	—	(2,239)
Expiring 09/16/20	Citibank, N.A.	BRL	200	37,148	36,656	—	(492)
Expiring 09/16/20	Citibank, N.A.	BRL	169	31,740	30,974	—	(766)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	4,800	951,317	879,737	—	(71,580)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	2,950	576,001	540,672	—	(35,329)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	2,150	419,839	394,049	—	(25,790)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	1,675	341,038	306,992	—	(34,046)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	1,350	248,513	247,426	—	(1,087)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	800	148,838	146,623	—	(2,215)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	650	122,041	119,131	—	(2,910)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	567	108,869	103,919	—	(4,950)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	550	110,957	100,803	—	(10,154)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	400	74,198	73,311	—	(887)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	261	52,547	47,744	—	(4,803)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	250	48,059	45,820	—	(2,239)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	200	37,148	36,656	—	(492)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	169	31,740	30,974	—	(766)
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	455,000	561,182	554,580	—	(6,602)
Expiring 09/16/20	Citibank, N.A.	CLP	220,000	270,670	268,148	—	(2,522)
Expiring 09/16/20	Citibank, N.A.	CLP	150,000	187,478	182,829	—	(4,649)
Expiring 09/16/20	Citibank, N.A.	CLP	28,210	36,459	34,384	—	(2,075)
Expiring 09/16/20	Citibank, N.A.	CLP	10,326	12,894	12,585	—	(309)
Expiring 09/16/20	Citibank, N.A.	CLP	4,576	5,632	5,578	—	(54)
Expiring 09/16/20	Citibank, N.A.	CLP	3,020	3,924	3,680	—	(244)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	455,000	561,183	554,580	—	(6,603)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	220,000	270,671	268,149	—	(2,522)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	150,000	187,478	182,829	—	(4,649)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	28,210	36,459	34,384	—	(2,075)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	10,326	12,894	12,585	—	(309)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	4,576	5,632	5,578	—	(54)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	3,020	3,924	3,680	—	(244)
Chinese Renminbi,
Expiring 09/16/20	Citibank, N.A.	CNH	17,332	2,440,413	2,440,807	394	—
Expiring 09/16/20	Citibank, N.A.	CNH	7,900	1,103,641	1,112,563	8,922	—
Expiring 09/16/20	Citibank, N.A.	CNH	6,650	922,769	936,524	13,755	—
Expiring 09/16/20	Citibank, N.A.	CNH	5,492	771,711	773,442	1,731	—
Expiring 09/16/20	Citibank, N.A.	CNH	5,350	748,288	753,445	5,157	—
Expiring 09/16/20	Citibank, N.A.	CNH	3,250	458,420	457,700	—	(720)
Expiring 09/16/20	Citibank, N.A.	CNH	2,900	402,132	408,409	6,277	—
Expiring 09/16/20	Citibank, N.A.	CNH	2,800	390,521	394,326	3,805	—
Expiring 09/16/20	Citibank, N.A.	CNH	1,837	258,013	258,706	693	—
Expiring 09/16/20	Citibank, N.A.	CNH	1,700	238,791	239,412	621	—
Expiring 09/16/20	Citibank, N.A.	CNH	1,650	231,869	232,371	502	—
Expiring 09/16/20	Citibank, N.A.	CNH	1,500	209,279	211,246	1,967	—
Expiring 09/16/20	Citibank, N.A.	CNH	1,250	176,519	176,039	—	(480)
Expiring 09/16/20	Citibank, N.A.	CNH	1,100	154,865	154,913	48	—
Expiring 09/16/20	Citibank, N.A.	CNH	1,050	147,855	147,873	18	—
Expiring 09/16/20	Citibank, N.A.	CNH	400	56,267	56,332	65	—

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/16/20	Citibank, N.A.	CNH	100	$14,038	$14,083	$45	$—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	17,332	2,440,416	2,440,807	391	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	7,900	1,103,643	1,112,563	8,920	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	6,650	922,771	936,525	13,754	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	5,492	771,712	773,442	1,730	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	5,350	748,288	753,444	5,156	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	3,250	458,420	457,700	—	(720)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	2,900	402,133	408,409	6,276	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	2,800	390,522	394,326	3,804	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	1,837	258,013	258,706	693	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	1,700	238,791	239,412	621	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	1,650	231,869	232,370	501	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	1,500	209,280	211,246	1,966	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	1,250	176,519	176,038	—	(481)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	1,100	154,866	154,914	48	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	1,050	147,855	147,872	17	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	400	56,267	56,332	65	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	100	14,038	14,083	45	—
Colombian Peso,
Expiring 09/16/20	Citibank, N.A.	COP	620,000	163,901	163,923	22	—
Expiring 09/16/20	Citibank, N.A.	COP	550,000	146,151	145,416	—	(735)
Expiring 09/16/20	Citibank, N.A.	COP	400,000	105,737	105,757	20	—
Expiring 09/16/20	Citibank, N.A.	COP	385,000	102,423	101,791	—	(632)
Expiring 09/16/20	Citibank, N.A.	COP	200,000	53,303	52,878	—	(425)
Expiring 09/16/20	Citibank, N.A.	COP	44,513	12,134	11,769	—	(365)
Expiring 09/16/20	Citibank, N.A.	COP	18,449	4,781	4,877	96	—
Expiring 09/16/20	Citibank, N.A.	COP	7,557	1,996	1,997	1	—
Expiring 09/16/20	Citibank, N.A.	COP	4,673	1,290	1,235	—	(55)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	620,000	163,901	163,923	22	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	550,000	146,151	145,415	—	(736)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	400,000	105,737	105,757	20	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	385,000	102,423	101,791	—	(632)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	200,000	53,303	52,878	—	(425)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	44,513	12,134	11,769	—	(365)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	18,449	4,781	4,877	96	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	7,557	1,996	1,997	1	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	4,673	1,290	1,235	—	(55)
Czech Koruna,
Expiring 09/16/20	Citibank, N.A.	CZK	2,550	106,682	107,547	865	—
Expiring 09/16/20	Citibank, N.A.	CZK	1,750	74,462	73,806	—	(656)
Expiring 09/16/20	Citibank, N.A.	CZK	1,300	55,120	54,828	—	(292)
Expiring 09/16/20	Citibank, N.A.	CZK	172	7,268	7,233	—	(35)
Expiring 09/16/20	Citibank, N.A.	CZK	55	2,300	2,299	—	(1)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	2,550	106,682	107,547	865	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	1,750	74,462	73,806	—	(656)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	1,300	55,120	54,828	—	(292)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	172	7,268	7,233	—	(35)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	55	2,300	2,299	—	(1)
Euro,
Expiring 09/16/20	Citibank, N.A.	EUR	30	33,786	33,763	—	(23)
Expiring 09/16/20	Citibank, N.A.	EUR	25	28,302	28,557	255	—
Expiring 09/16/20	Citibank, N.A.	EUR	14	16,023	16,064	41	—
Expiring 09/16/20	Citibank, N.A.	EUR	10	11,129	11,255	126	—
Expiring 09/16/20	Citibank, N.A.	EUR	6	6,239	6,246	7	—
Expiring 09/16/20	Citibank, N.A.	EUR	6	6,228	6,246	18	—

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 09/16/20	Citibank, N.A.	EUR	6	$7,225	$7,178	$—	$(47)
Expiring 09/16/20	Citibank, N.A.	EUR	6	7,206	7,178	—	(28)
Expiring 09/16/20	Citibank, N.A.	EUR	6	7,226	7,178	—	(48)
Expiring 09/16/20	Citibank, N.A.	EUR	6	7,219	7,178	—	(41)
Expiring 09/16/20	Citibank, N.A.	EUR	5	5,145	5,206	61	—
Expiring 09/16/20	Citibank, N.A.	EUR	5	5,200	5,207	7	—
Expiring 09/16/20	Citibank, N.A.	EUR	5	5,602	5,627	25	—
Expiring 09/16/20	Citibank, N.A.	EUR	4	5,080	5,051	—	(29)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	30	33,786	33,763	—	(23)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	25	28,302	28,557	255	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	14	16,023	16,064	41	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	10	11,129	11,255	126	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	6	6,239	6,246	7	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	6	6,228	6,246	18	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	6	7,225	7,178	—	(47)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	6	7,206	7,178	—	(28)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	6	7,219	7,178	—	(41)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	6	7,226	7,178	—	(48)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	5	5,145	5,206	61	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	5	5,200	5,207	7	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	5	5,602	5,627	25	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	4	5,080	5,051	—	(29)
Hungarian Forint,
Expiring 09/16/20	Citibank, N.A.	HUF	4,594	14,998	14,568	—	(430)
Expiring 09/16/20	Citibank, N.A.	HUF	1,512	4,900	4,795	—	(105)
Expiring 09/16/20	Citibank, N.A.	HUF	695	2,179	2,204	25	—
Expiring 09/16/20	Citibank, N.A.	HUF	389	1,277	1,232	—	(45)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	4,594	14,998	14,568	—	(430)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	1,512	4,900	4,795	—	(105)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	695	2,179	2,204	25	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	389	1,277	1,232	—	(45)
Indian Rupee,
Expiring 09/16/20	Citibank, N.A.	INR	117,625	1,532,379	1,544,135	11,756	—
Expiring 09/16/20	Citibank, N.A.	INR	117,625	1,547,881	1,544,135	—	(3,746)
Expiring 09/16/20	Citibank, N.A.	INR	117,625	1,542,619	1,544,135	1,516	—
Expiring 09/16/20	Citibank, N.A.	INR	117,625	1,545,680	1,544,135	—	(1,545)
Expiring 09/16/20	Citibank, N.A.	INR	44,000	576,309	577,615	1,306	—
Expiring 09/16/20	Citibank, N.A.	INR	40,500	531,836	531,669	—	(167)
Expiring 09/16/20	Citibank, N.A.	INR	36,722	481,874	482,073	199	—
Expiring 09/16/20	Citibank, N.A.	INR	27,000	355,043	354,445	—	(598)
Expiring 09/16/20	Citibank, N.A.	INR	26,500	347,793	347,881	88	—
Expiring 09/16/20	Citibank, N.A.	INR	26,000	342,197	341,318	—	(879)
Expiring 09/16/20	Citibank, N.A.	INR	11,721	152,687	153,868	1,181	—
Expiring 09/16/20	Citibank, N.A.	INR	4,972	64,944	65,264	320	—
Expiring 09/16/20	Citibank, N.A.	INR	3,455	45,306	45,349	43	—
Expiring 09/16/20	Citibank, N.A.	INR	2,000	26,127	26,255	128	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	117,625	1,532,381	1,544,135	11,754	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	117,625	1,547,883	1,544,135	—	(3,748)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	117,625	1,542,621	1,544,135	1,514	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	117,625	1,545,681	1,544,135	—	(1,546)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	44,000	576,310	577,615	1,305	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	40,500	531,836	531,668	—	(168)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	36,722	481,874	482,072	198	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	27,000	355,044	354,446	—	(598)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	26,500	347,794	347,882	88	—

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	26,000	$342,197	$341,318	$—	$(879)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	11,721	152,688	153,869	1,181	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	4,972	64,944	65,264	320	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	3,455	45,306	45,349	43	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	2,000	26,127	26,255	128	—
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	1,286,844	90,179	87,291	—	(2,888)
Expiring 09/16/20	Citibank, N.A.	IDR	525,000	34,843	35,612	769	—
Expiring 09/16/20	Citibank, N.A.	IDR	456,466	31,435	30,964	—	(471)
Expiring 09/16/20	Citibank, N.A.	IDR	262,500	18,247	17,806	—	(441)
Expiring 09/16/20	Citibank, N.A.	IDR	262,500	18,247	17,806	—	(441)
Expiring 09/16/20	Citibank, N.A.	IDR	183,205	12,903	12,428	—	(475)
Expiring 09/16/20	Citibank, N.A.	IDR	175,813	11,650	11,926	276	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	1,286,844	90,179	87,291	—	(2,888)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	525,000	34,843	35,612	769	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	456,466	31,435	30,964	—	(471)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	262,500	18,240	17,806	—	(434)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	262,500	18,240	17,806	—	(434)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	183,205	12,903	12,428	—	(475)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	175,813	11,650	11,926	276	—
Israeli Shekel,
Expiring 09/16/20	Citibank, N.A.	ILS	900	263,230	260,360	—	(2,870)
Expiring 09/16/20	Citibank, N.A.	ILS	500	146,188	144,644	—	(1,544)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	900	263,230	260,360	—	(2,870)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	500	146,188	144,644	—	(1,544)
Mexican Peso,
Expiring 09/17/20	Citibank, N.A.	MXN	21,587	954,190	929,504	—	(24,686)
Expiring 09/17/20	Citibank, N.A.	MXN	21,587	960,519	929,505	—	(31,014)
Expiring 09/17/20	Citibank, N.A.	MXN	21,587	974,621	929,504	—	(45,117)
Expiring 09/17/20	Citibank, N.A.	MXN	21,587	981,114	929,504	—	(51,610)
Expiring 09/17/20	Citibank, N.A.	MXN	8,900	396,500	383,225	—	(13,275)
Expiring 09/17/20	Citibank, N.A.	MXN	3,400	148,829	146,401	—	(2,428)
Expiring 09/17/20	Citibank, N.A.	MXN	2,457	111,149	105,775	—	(5,374)
Expiring 09/17/20	Citibank, N.A.	MXN	2,200	96,798	94,730	—	(2,068)
Expiring 09/17/20	Citibank, N.A.	MXN	2,050	91,470	88,271	—	(3,199)
Expiring 09/17/20	Citibank, N.A.	MXN	927	40,617	39,916	—	(701)
Expiring 09/17/20	Citibank, N.A.	MXN	367	16,740	15,803	—	(937)
Expiring 09/17/20	Citibank, N.A.	MXN	363	16,023	15,609	—	(414)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	21,587	954,191	929,504	—	(24,687)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	21,587	960,520	929,505	—	(31,015)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	21,587	974,622	929,504	—	(45,118)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	21,587	981,116	929,504	—	(51,612)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	8,900	396,501	383,226	—	(13,275)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	3,400	148,829	146,400	—	(2,429)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	2,457	111,149	105,774	—	(5,375)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	2,200	96,798	94,730	—	(2,068)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	2,050	91,470	88,271	—	(3,199)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	927	40,617	39,916	—	(701)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	367	16,740	15,803	—	(937)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	363	16,023	15,609	—	(414)
New Taiwanese Dollar,
Expiring 09/16/20	Citibank, N.A.	TWD	21,718	738,848	746,463	7,615	—
Expiring 09/16/20	Citibank, N.A.	TWD	14,900	512,424	512,135	—	(289)
Expiring 09/16/20	Citibank, N.A.	TWD	10,800	370,588	371,212	624	—
Expiring 09/16/20	Citibank, N.A.	TWD	8,240	281,706	283,222	1,516	—

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 09/16/20	Citibank, N.A.	TWD	8,100	$277,550	$278,409	$859	$—
Expiring 09/16/20	Citibank, N.A.	TWD	6,968	238,117	239,500	1,383	—
Expiring 09/16/20	Citibank, N.A.	TWD	6,194	207,351	212,889	5,538	—
Expiring 09/16/20	Citibank, N.A.	TWD	6,194	208,142	212,889	4,747	—
Expiring 09/16/20	Citibank, N.A.	TWD	6,194	209,073	212,889	3,816	—
Expiring 09/16/20	Citibank, N.A.	TWD	6,194	208,664	212,889	4,225	—
Expiring 09/16/20	Citibank, N.A.	TWD	6,194	208,967	212,889	3,922	—
Expiring 09/16/20	Citibank, N.A.	TWD	6,194	210,895	212,889	1,994	—
Expiring 09/16/20	Citibank, N.A.	TWD	6,194	208,760	212,889	4,129	—
Expiring 09/16/20	Citibank, N.A.	TWD	6,194	208,931	212,888	3,957	—
Expiring 09/16/20	Citibank, N.A.	TWD	3,239	108,501	111,329	2,828	—
Expiring 09/16/20	Citibank, N.A.	TWD	2,156	73,284	74,087	803	—
Expiring 09/16/20	Citibank, N.A.	TWD	2,060	70,479	70,805	326	—
Expiring 09/16/20	Citibank, N.A.	TWD	950	32,301	32,653	352	—
Expiring 09/16/20	Citibank, N.A.	TWD	800	27,214	27,497	283	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	21,718	738,849	746,463	7,614	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	14,900	512,425	512,135	—	(290)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	10,800	370,588	371,212	624	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	8,240	281,706	283,221	1,515	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	8,100	277,551	278,409	858	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,968	238,118	239,501	1,383	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,194	207,351	212,889	5,538	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,194	208,142	212,889	4,747	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,194	209,073	212,889	3,816	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,194	208,664	212,888	4,224	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,194	208,967	212,889	3,922	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,194	210,895	212,888	1,993	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,194	208,760	212,889	4,129	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,194	208,932	212,889	3,957	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	3,239	108,501	111,329	2,828	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	2,156	73,284	74,087	803	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	2,060	70,476	70,805	329	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	950	32,301	32,653	352	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	800	27,214	27,497	283	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	405	117,086	114,191	—	(2,895)
Expiring 09/16/20	Citibank, N.A.	PEN	56	16,051	15,649	—	(402)
Expiring 09/16/20	Citibank, N.A.	PEN	30	8,708	8,458	—	(250)
Expiring 09/16/20	Citibank, N.A.	PEN	30	8,731	8,459	—	(272)
Expiring 09/16/20	Citibank, N.A.	PEN	21	5,864	5,780	—	(84)
Expiring 09/16/20	Citibank, N.A.	PEN	20	5,834	5,639	—	(195)
Expiring 09/16/20	Citibank, N.A.	PEN	15	4,331	4,229	—	(102)
Expiring 09/16/20	Citibank, N.A.	PEN	15	4,400	4,229	—	(171)
Expiring 09/16/20	Citibank, N.A.	PEN	8	2,165	2,114	—	(51)
Expiring 09/16/20	Citibank, N.A.	PEN	5	1,441	1,410	—	(31)
Expiring 09/16/20	Citibank, N.A.	PEN	5	1,305	1,269	—	(36)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	405	117,086	114,190	—	(2,896)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	56	16,051	15,649	—	(402)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	30	8,708	8,458	—	(250)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	30	8,731	8,459	—	(272)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	21	5,864	5,780	—	(84)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	20	5,834	5,639	—	(195)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	15	4,331	4,229	—	(102)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	15	4,400	4,229	—	(171)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	8	2,165	2,114	—	(51)

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	5	$1,441	$1,410	$—	$(31)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	5	1,305	1,269	—	(36)
Philippine Peso,
Expiring 09/16/20	Citibank, N.A.	PHP	17,500	349,547	350,334	787	—
Expiring 09/16/20	Citibank, N.A.	PHP	13,500	269,742	270,258	516	—
Expiring 09/16/20	Citibank, N.A.	PHP	11,750	229,551	235,224	5,673	—
Expiring 09/16/20	Citibank, N.A.	PHP	11,750	232,611	235,224	2,613	—
Expiring 09/16/20	Citibank, N.A.	PHP	7,000	139,804	140,133	329	—
Expiring 09/16/20	Citibank, N.A.	PHP	6,500	129,586	130,124	538	—
Expiring 09/16/20	Citibank, N.A.	PHP	6,000	119,491	120,114	623	—
Expiring 09/16/20	Citibank, N.A.	PHP	4,500	89,437	90,086	649	—
Expiring 09/16/20	Citibank, N.A.	PHP	2,726	54,311	54,572	261	—
Expiring 09/16/20	Citibank, N.A.	PHP	883	17,464	17,667	203	—
Expiring 09/16/20	Citibank, N.A.	PHP	362	7,081	7,247	166	—
Expiring 09/16/20	Citibank, N.A.	PHP	68	1,348	1,351	3	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	17,500	349,547	350,334	787	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	13,500	269,742	270,257	515	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	11,750	229,552	235,225	5,673	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	11,750	232,611	235,224	2,613	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	7,000	139,804	140,133	329	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	6,500	129,586	130,124	538	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	6,000	119,492	120,115	623	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	4,500	89,437	90,086	649	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	2,726	54,311	54,572	261	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	883	17,464	17,667	203	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	362	7,081	7,247	166	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	68	1,348	1,351	3	—
Polish Zloty,
Expiring 09/16/20	Citibank, N.A.	PLN	350	88,307	88,488	181	—
Expiring 09/16/20	Citibank, N.A.	PLN	179	45,392	45,256	—	(136)
Expiring 09/16/20	Citibank, N.A.	PLN	134	33,324	33,973	649	—
Expiring 09/16/20	Citibank, N.A.	PLN	134	33,363	33,973	610	—
Expiring 09/16/20	Citibank, N.A.	PLN	134	33,501	33,973	472	—
Expiring 09/16/20	Citibank, N.A.	PLN	134	34,413	33,973	—	(440)
Expiring 09/16/20	Citibank, N.A.	PLN	134	34,079	33,974	—	(105)
Expiring 09/16/20	Citibank, N.A.	PLN	134	34,394	33,973	—	(421)
Expiring 09/16/20	Citibank, N.A.	PLN	134	33,799	33,973	174	—
Expiring 09/16/20	Citibank, N.A.	PLN	134	34,233	33,973	—	(260)
Expiring 09/16/20	Citibank, N.A.	PLN	56	14,080	14,032	—	(48)
Expiring 09/16/20	Citibank, N.A.	PLN	28	6,790	6,953	163	—
Expiring 09/16/20	Citibank, N.A.	PLN	10	2,551	2,529	—	(22)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	350	88,307	88,487	180	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	179	45,392	45,256	—	(136)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	134	33,323	33,972	649	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	134	33,362	33,972	610	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	134	33,501	33,973	472	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	134	34,413	33,973	—	(440)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	134	34,078	33,973	—	(105)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	134	34,394	33,973	—	(421)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	134	33,799	33,973	174	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	134	34,232	33,972	—	(260)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	56	14,080	14,032	—	(48)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	28	6,790	6,953	163	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	10	2,551	2,529	—	(22)

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 09/16/20	Citibank, N.A.	RUB	75,000	$1,048,757	$1,044,567	$—	$(4,190)
Expiring 09/16/20	Citibank, N.A.	RUB	75,000	1,077,073	1,044,568	—	(32,505)
Expiring 09/16/20	Citibank, N.A.	RUB	24,500	351,659	341,225	—	(10,434)
Expiring 09/16/20	Citibank, N.A.	RUB	14,450	207,351	201,254	—	(6,097)
Expiring 09/16/20	Citibank, N.A.	RUB	13,500	188,116	188,022	—	(94)
Expiring 09/16/20	Citibank, N.A.	RUB	4,787	67,246	66,664	—	(582)
Expiring 09/16/20	Citibank, N.A.	RUB	2,554	37,066	35,564	—	(1,502)
Expiring 09/16/20	Citibank, N.A.	RUB	1,500	21,733	20,891	—	(842)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	75,000	1,048,759	1,044,568	—	(4,191)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	75,000	1,077,074	1,044,568	—	(32,506)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	24,500	351,660	341,226	—	(10,434)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	14,450	207,351	201,253	—	(6,098)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	13,500	188,117	188,023	—	(94)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	4,787	67,246	66,664	—	(582)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	2,554	37,066	35,564	—	(1,502)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	1,500	21,733	20,891	—	(842)
Saudi Arabian Riyal,
Expiring 09/16/20	Citibank, N.A.	SAR	650	173,084	173,145	61	—
Expiring 09/16/20	Citibank, N.A.	SAR	470	125,108	125,197	89	—
Expiring 09/16/20	Citibank, N.A.	SAR	100	26,637	26,638	1	—
Expiring 09/16/20	Citibank, N.A.	SAR	100	26,637	26,638	1	—
Expiring 09/16/20	Citibank, N.A.	SAR	50	13,312	13,319	7	—
Expiring 09/16/20	Citibank, N.A.	SAR	50	13,321	13,319	—	(2)
Expiring 09/16/20	Citibank, N.A.	SAR	50	13,322	13,319	—	(3)
Expiring 09/16/20	Citibank, N.A.	SAR	50	13,322	13,319	—	(3)
Expiring 09/16/20	Citibank, N.A.	SAR	50	13,315	13,319	4	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	650	173,060	173,145	85	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	470	125,109	125,197	88	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	100	26,637	26,638	1	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	100	26,637	26,638	1	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	50	13,312	13,319	7	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	50	13,321	13,319	—	(2)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	50	13,322	13,319	—	(3)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	50	13,322	13,319	—	(3)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	50	13,315	13,319	4	—
Singapore Dollar,
Expiring 09/16/20	Citibank, N.A.	SGD	460	324,074	330,152	6,078	—
Expiring 09/16/20	Citibank, N.A.	SGD	460	330,390	330,152	—	(238)
Expiring 09/16/20	Citibank, N.A.	SGD	370	265,128	265,557	429	—
Expiring 09/16/20	Citibank, N.A.	SGD	315	224,975	226,082	1,107	—
Expiring 09/16/20	Citibank, N.A.	SGD	255	183,371	183,019	—	(352)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	460	324,074	330,152	6,078	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	460	330,390	330,152	—	(238)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	370	265,128	265,557	429	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	315	224,975	226,082	1,107	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	255	183,372	183,019	—	(353)
South African Rand,
Expiring 09/16/20	Citibank, N.A.	ZAR	24,550	1,394,881	1,403,497	8,616	—
Expiring 09/16/20	Citibank, N.A.	ZAR	12,074	701,107	690,242	—	(10,865)
Expiring 09/16/20	Citibank, N.A.	ZAR	4,226	245,465	241,585	—	(3,880)
Expiring 09/16/20	Citibank, N.A.	ZAR	4,226	245,370	241,585	—	(3,785)
Expiring 09/16/20	Citibank, N.A.	ZAR	4,025	233,142	230,087	—	(3,055)
Expiring 09/16/20	Citibank, N.A.	ZAR	3,923	231,998	224,246	—	(7,752)
Expiring 09/16/20	Citibank, N.A.	ZAR	3,400	191,925	194,374	2,449	—
Expiring 09/16/20	Citibank, N.A.	ZAR	1,900	107,391	108,621	1,230	—

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/16/20	Citibank, N.A.	ZAR	1,273	$73,202	$72,747	$—	$(455)
Expiring 09/16/20	Citibank, N.A.	ZAR	1,250	73,830	71,461	—	(2,369)
Expiring 09/16/20	Citibank, N.A.	ZAR	687	38,866	39,275	409	—
Expiring 09/16/20	Citibank, N.A.	ZAR	476	28,189	27,213	—	(976)
Expiring 09/16/20	Citibank, N.A.	ZAR	200	11,380	11,434	54	—
Expiring 09/16/20	Citibank, N.A.	ZAR	100	5,916	5,717	—	(199)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	24,550	1,394,883	1,403,497	8,614	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	12,074	701,108	690,242	—	(10,866)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	4,226	245,465	241,585	—	(3,880)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	4,226	245,370	241,585	—	(3,785)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	4,025	233,142	230,086	—	(3,056)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	3,923	231,998	224,245	—	(7,753)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	3,400	191,925	194,374	2,449	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,900	107,391	108,621	1,230	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,273	73,202	72,747	—	(455)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,250	73,830	71,461	—	(2,369)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	687	38,866	39,275	409	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	476	28,189	27,213	—	(976)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	200	11,380	11,434	54	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	100	5,916	5,717	—	(199)
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	865,199	722,175	721,612	—	(563)
Expiring 09/16/20	Citibank, N.A.	KRW	465,000	385,398	387,829	2,431	—
Expiring 09/16/20	Citibank, N.A.	KRW	350,000	292,203	291,915	—	(288)
Expiring 09/16/20	Citibank, N.A.	KRW	320,000	265,863	266,893	1,030	—
Expiring 09/16/20	Citibank, N.A.	KRW	275,942	228,583	230,147	1,564	—
Expiring 09/16/20	Citibank, N.A.	KRW	230,000	193,400	191,830	—	(1,570)
Expiring 09/16/20	Citibank, N.A.	KRW	170,000	140,857	141,787	930	—
Expiring 09/16/20	Citibank, N.A.	KRW	126,379	102,424	105,405	2,981	—
Expiring 09/16/20	Citibank, N.A.	KRW	103,653	86,112	86,451	339	—
Expiring 09/16/20	Citibank, N.A.	KRW	70,000	58,522	58,383	—	(139)
Expiring 09/16/20	Citibank, N.A.	KRW	25,000	20,713	20,851	138	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	865,199	722,176	721,612	—	(564)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	465,000	385,399	387,830	2,431	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	350,000	292,204	291,915	—	(289)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	320,000	265,863	266,893	1,030	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	275,942	228,583	230,147	1,564	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	230,000	193,400	191,830	—	(1,570)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	170,000	140,857	141,787	930	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	126,379	102,424	105,405	2,981	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	103,653	86,112	86,451	339	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	70,000	58,522	58,383	—	(139)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	25,000	20,713	20,851	138	—
Thai Baht,
Expiring 09/16/20	Citibank, N.A.	THB	22,200	696,801	718,172	21,371	—
Expiring 09/16/20	Citibank, N.A.	THB	4,546	145,198	147,064	1,866	—
Expiring 09/16/20	Citibank, N.A.	THB	2,250	70,693	72,788	2,095	—
Expiring 09/16/20	Citibank, N.A.	THB	2,100	66,700	67,935	1,235	—
Expiring 09/16/20	Citibank, N.A.	THB	1,600	51,780	51,760	—	(20)
Expiring 09/16/20	Citibank, N.A.	THB	1,434	46,327	46,374	47	—
Expiring 09/16/20	Citibank, N.A.	THB	700	22,684	22,645	—	(39)
Expiring 09/16/20	Citibank, N.A.	THB	661	20,744	21,384	640	—
Expiring 09/16/20	Citibank, N.A.	THB	650	20,671	21,027	356	—
Expiring 09/16/20	Citibank, N.A.	THB	650	20,556	21,027	471	—
Expiring 09/16/20	Citibank, N.A.	THB	600	19,268	19,410	142	—

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 09/16/20	Citibank, N.A.	THB	450	$14,577	$14,558	$—	$(19)
Expiring 09/16/20	Citibank, N.A.	THB	400	12,643	12,940	297	—
Expiring 09/16/20	Citibank, N.A.	THB	400	12,857	12,940	83	—
Expiring 09/16/20	Citibank, N.A.	THB	350	11,344	11,323	—	(21)
Expiring 09/16/20	Citibank, N.A.	THB	300	9,451	9,705	254	—
Expiring 09/16/20	Citibank, N.A.	THB	250	7,951	8,088	137	—
Expiring 09/16/20	Citibank, N.A.	THB	250	8,040	8,088	48	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	22,200	696,802	718,172	21,370	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	4,546	145,198	147,064	1,866	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	2,250	70,693	72,788	2,095	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	2,100	66,700	67,935	1,235	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	1,600	51,780	51,760	—	(20)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	1,434	46,327	46,374	47	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	700	22,684	22,645	—	(39)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	661	20,744	21,384	640	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	650	20,671	21,027	356	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	650	20,556	21,027	471	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	600	19,268	19,410	142	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	450	14,577	14,558	—	(19)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	400	12,643	12,940	297	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	400	12,857	12,940	83	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	350	11,344	11,323	—	(21)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	300	9,451	9,705	254	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	250	7,951	8,088	137	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	250	8,040	8,088	48	—

				$94,647,040	$93,988,701	371,333	(1,029,672)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 09/16/20	Citibank, N.A.	BRL	2,814	$524,853	$515,815	$9,038	$—
Expiring 09/16/20	Citibank, N.A.	BRL	2,814	514,904	515,815	—	(911)
Expiring 09/16/20	Citibank, N.A.	BRL	2,814	554,356	515,815	38,541	—
Expiring 09/16/20	Citibank, N.A.	BRL	2,814	532,096	515,815	16,281	—
Expiring 09/16/20	Citibank, N.A.	BRL	1,300	236,272	238,262	—	(1,990)
Expiring 09/16/20	Citibank, N.A.	BRL	1,150	210,218	210,770	—	(552)
Expiring 09/16/20	Citibank, N.A.	BRL	750	145,911	137,459	8,452	—
Expiring 09/16/20	Citibank, N.A.	BRL	728	145,600	133,335	12,265	—
Expiring 09/16/20	Citibank, N.A.	BRL	711	130,691	130,219	472	—
Expiring 09/16/20	Citibank, N.A.	BRL	700	131,467	128,295	3,172	—
Expiring 09/16/20	Citibank, N.A.	BRL	551	107,827	100,986	6,841	—
Expiring 09/16/20	Citibank, N.A.	BRL	342	66,402	62,681	3,721	—
Expiring 09/16/20	Citibank, N.A.	BRL	176	34,044	32,166	1,878	—
Expiring 09/16/20	Citibank, N.A.	BRL	138	25,714	25,293	421	—
Expiring 09/16/20	Citibank, N.A.	BRL	134	25,364	24,560	804	—
Expiring 09/16/20	Citibank, N.A.	BRL	100	19,945	18,328	1,617	—
Expiring 09/16/20	Citibank, N.A.	BRL	50	9,338	9,164	174	—
Expiring 09/16/20	Citibank, N.A.	BRL	18	3,266	3,299	—	(33)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	2,814	524,852	515,815	9,037	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	2,814	514,903	515,815	—	(912)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	2,814	554,355	515,814	38,541	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	2,814	532,095	515,815	16,280	—

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	1,300	$236,272	$238,263	$—	$(1,991)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	1,150	210,218	210,771	—	(553)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	750	145,911	137,459	8,452	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	728	145,600	133,335	12,265	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	711	130,691	130,219	472	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	700	131,466	128,295	3,171	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	551	107,827	100,986	6,841	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	342	66,402	62,681	3,721	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	176	34,044	32,166	1,878	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	138	25,714	25,293	421	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	134	25,364	24,560	804	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	100	19,945	18,328	1,617	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	50	9,338	9,164	174	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	BRL	18	3,266	3,299	—	(33)
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	410,000	503,329	499,732	3,597	—
Expiring 09/16/20	Citibank, N.A.	CLP	400,000	488,315	487,543	772	—
Expiring 09/16/20	Citibank, N.A.	CLP	210,000	257,947	255,960	1,987	—
Expiring 09/16/20	Citibank, N.A.	CLP	170,000	221,566	207,206	14,360	—
Expiring 09/16/20	Citibank, N.A.	CLP	125,000	156,565	152,358	4,207	—
Expiring 09/16/20	Citibank, N.A.	CLP	110,000	141,506	134,075	7,431	—
Expiring 09/16/20	Citibank, N.A.	CLP	75,000	95,153	91,414	3,739	—
Expiring 09/16/20	Citibank, N.A.	CLP	50,000	60,866	60,943	—	(77)
Expiring 09/16/20	Citibank, N.A.	CLP	21,557	26,521	26,274	247	—
Expiring 09/16/20	Citibank, N.A.	CLP	11,508	14,159	14,026	133	—
Expiring 09/16/20	Citibank, N.A.	CLP	10,708	14,044	13,051	993	—
Expiring 09/16/20	Citibank, N.A.	CLP	10,000	12,970	12,189	781	—
Expiring 09/16/20	Citibank, N.A.	CLP	9,075	11,579	11,061	518	—
Expiring 09/16/20	Citibank, N.A.	CLP	6,489	8,363	7,909	454	—
Expiring 09/16/20	Citibank, N.A.	CLP	3,240	4,188	3,949	239	—
Expiring 09/16/20	Citibank, N.A.	CLP	2,958	3,657	3,605	52	—
Expiring 09/16/20	Citibank, N.A.	CLP	920	1,176	1,122	54	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	410,000	503,329	499,732	3,597	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	400,000	488,314	487,543	771	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	210,000	257,947	255,960	1,987	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	170,000	221,566	207,206	14,360	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	125,000	156,564	152,357	4,207	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	110,000	141,506	134,075	7,431	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	75,000	95,153	91,414	3,739	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	50,000	60,866	60,943	—	(77)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	21,557	26,521	26,274	247	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	11,508	14,159	14,026	133	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	10,708	14,044	13,051	993	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	10,000	12,970	12,189	781	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	9,075	11,579	11,061	518	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	6,489	8,363	7,909	454	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	3,240	4,188	3,950	238	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	2,958	3,657	3,605	52	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	920	1,176	1,122	54	—
Chinese Renminbi,
Expiring 09/16/20	Citibank, N.A.	CNH	30,050	4,231,261	4,231,963	—	(702)
Expiring 09/16/20	Citibank, N.A.	CNH	7,986	1,105,736	1,124,657	—	(18,921)
Expiring 09/16/20	Citibank, N.A.	CNH	7,986	1,108,160	1,124,656	—	(16,496)
Expiring 09/16/20	Citibank, N.A.	CNH	7,986	1,122,396	1,124,657	—	(2,261)
Expiring 09/16/20	Citibank, N.A.	CNH	7,986	1,114,416	1,124,657	—	(10,241)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 09/16/20	Citibank, N.A.	CNH	6,646	$922,132	$935,890	$—	$(13,758)
Expiring 09/16/20	Citibank, N.A.	CNH	6,121	855,460	862,025	—	(6,565)
Expiring 09/16/20	Citibank, N.A.	CNH	5,250	737,708	739,362	—	(1,654)
Expiring 09/16/20	Citibank, N.A.	CNH	4,909	692,414	691,338	1,076	—
Expiring 09/16/20	Citibank, N.A.	CNH	3,950	547,654	556,282	—	(8,628)
Expiring 09/16/20	Citibank, N.A.	CNH	3,335	465,055	469,600	—	(4,545)
Expiring 09/16/20	Citibank, N.A.	CNH	2,371	331,174	333,839	—	(2,665)
Expiring 09/16/20	Citibank, N.A.	CNH	2,155	300,608	303,420	—	(2,812)
Expiring 09/16/20	Citibank, N.A.	CNH	1,729	242,985	243,497	—	(512)
Expiring 09/16/20	Citibank, N.A.	CNH	1,000	140,444	140,831	—	(387)
Expiring 09/16/20	Citibank, N.A.	CNH	587	82,701	82,597	104	—
Expiring 09/16/20	Citibank, N.A.	CNH	50	7,026	7,041	—	(15)
Expiring 09/16/20	Citibank, N.A.	CNH	50	6,974	7,042	—	(68)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	30,050	4,231,256	4,231,963	—	(707)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	7,986	1,105,734	1,124,656	—	(18,922)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	7,986	1,108,159	1,124,657	—	(16,498)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	7,986	1,122,394	1,124,656	—	(2,262)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	7,986	1,114,414	1,124,656	—	(10,242)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	6,646	922,131	935,891	—	(13,760)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	6,121	855,459	862,025	—	(6,566)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	5,250	737,707	739,361	—	(1,654)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	4,909	692,413	691,338	1,075	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	3,950	547,653	556,282	—	(8,629)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	3,335	465,055	469,601	—	(4,546)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	2,371	331,174	333,839	—	(2,665)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	2,155	300,608	303,420	—	(2,812)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	1,729	242,984	243,496	—	(512)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	1,000	140,444	140,831	—	(387)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	587	82,701	82,597	104	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	50	7,026	7,041	—	(15)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CNH	50	6,974	7,042	—	(68)
Colombian Peso,
Expiring 09/16/20	Citibank, N.A.	COP	1,100,000	294,455	290,830	3,625	—
Expiring 09/16/20	Citibank, N.A.	COP	200,000	55,119	52,878	2,241	—
Expiring 09/16/20	Citibank, N.A.	COP	34,293	9,124	9,067	57	—
Expiring 09/16/20	Citibank, N.A.	COP	21,243	5,669	5,616	53	—
Expiring 09/16/20	Citibank, N.A.	COP	19,446	5,422	5,141	281	—
Expiring 09/16/20	Citibank, N.A.	COP	14,222	3,777	3,760	17	—
Expiring 09/16/20	Citibank, N.A.	COP	8,593	2,366	2,272	94	—
Expiring 09/16/20	Citibank, N.A.	COP	4,502	1,186	1,190	—	(4)
Expiring 09/16/20	Citibank, N.A.	COP	3,191	884	844	40	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	1,100,000	294,455	290,831	3,624	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	200,000	55,119	52,878	2,241	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	34,293	9,124	9,067	57	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	21,243	5,669	5,616	53	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	19,446	5,422	5,141	281	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	14,222	3,777	3,760	17	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	8,593	2,366	2,272	94	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	4,502	1,186	1,190	—	(4)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	3,191	884	844	40	—
Czech Koruna,
Expiring 09/16/20	Citibank, N.A.	CZK	20,299	840,586	856,109	—	(15,523)
Expiring 09/16/20	Citibank, N.A.	CZK	16,916	700,394	713,424	—	(13,030)
Expiring 09/16/20	Citibank, N.A.	CZK	8,400	355,782	354,270	1,512	—
Expiring 09/16/20	Citibank, N.A.	CZK	7,000	296,561	295,225	1,336	—

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 09/16/20	Citibank, N.A.	CZK	3,383	$140,583	$142,685	$—	$(2,102)
Expiring 09/16/20	Citibank, N.A.	CZK	2,470	101,564	104,185	—	(2,621)
Expiring 09/16/20	Citibank, N.A.	CZK	2,470	102,308	104,185	—	(1,877)
Expiring 09/16/20	Citibank, N.A.	CZK	700	28,841	29,522	—	(681)
Expiring 09/16/20	Citibank, N.A.	CZK	65	2,675	2,742	—	(67)
Expiring 09/16/20	Citibank, N.A.	CZK	58	2,459	2,425	34	—
Expiring 09/16/20	Citibank, N.A.	CZK	46	1,947	1,918	29	—
Expiring 09/16/20	Citibank, N.A.	CZK	32	1,352	1,350	2	—
Expiring 09/16/20	Citibank, N.A.	CZK	31	1,313	1,307	6	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	20,299	840,585	856,109	—	(15,524)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	16,916	700,394	713,424	—	(13,030)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	8,400	355,781	354,270	1,511	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	7,000	296,561	295,225	1,336	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	3,383	140,583	142,685	—	(2,102)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	2,470	101,564	104,185	—	(2,621)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	2,470	102,308	104,185	—	(1,877)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	700	28,841	29,522	—	(681)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	65	2,675	2,742	—	(67)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	58	2,459	2,425	34	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	46	1,947	1,918	29	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	32	1,352	1,350	2	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CZK	31	1,313	1,307	6	—
Euro,
Expiring 09/16/20	Citibank, N.A.	EUR	35	39,326	39,390	—	(64)
Expiring 09/16/20	Citibank, N.A.	EUR	5	5,588	5,627	—	(39)
Expiring 09/16/20	Citibank, N.A.	EUR	5	5,624	5,628	—	(4)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	35	39,326	39,390	—	(64)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	5	5,588	5,627	—	(39)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	5	5,622	5,627	—	(5)
Hungarian Forint,
Expiring 09/16/20	Citibank, N.A.	HUF	201,086	633,057	637,711	—	(4,654)
Expiring 09/16/20	Citibank, N.A.	HUF	179,151	571,488	568,149	3,339	—
Expiring 09/16/20	Citibank, N.A.	HUF	42,500	138,768	134,782	3,986	—
Expiring 09/16/20	Citibank, N.A.	HUF	28,500	93,784	90,383	3,401	—
Expiring 09/16/20	Citibank, N.A.	HUF	21,934	69,705	69,562	143	—
Expiring 09/16/20	Citibank, N.A.	HUF	1,961	6,239	6,219	20	—
Expiring 09/16/20	Citibank, N.A.	HUF	1,795	5,907	5,691	216	—
Expiring 09/16/20	Citibank, N.A.	HUF	1,288	4,256	4,083	173	—
Expiring 09/16/20	Citibank, N.A.	HUF	822	2,678	2,606	72	—
Expiring 09/16/20	Citibank, N.A.	HUF	530	1,721	1,681	40	—
Expiring 09/16/20	Citibank, N.A.	HUF	511	1,667	1,621	46	—
Expiring 09/16/20	Citibank, N.A.	HUF	275	889	871	18	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	201,086	633,056	637,711	—	(4,655)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	179,151	571,487	568,149	3,338	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	42,500	138,768	134,782	3,986	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	28,500	93,784	90,383	3,401	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	21,934	69,705	69,562	143	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	1,961	6,239	6,219	20	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	1,795	5,907	5,691	216	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	1,288	4,256	4,083	173	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	822	2,678	2,606	72	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	530	1,721	1,681	40	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	511	1,667	1,621	46	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	HUF	275	889	871	18	—

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 09/16/20	Citibank, N.A.	INR	14,429	$188,457	$189,412	$—	$(955)
Expiring 09/16/20	Citibank, N.A.	INR	12,546	164,942	164,693	249	—
Expiring 09/16/20	Citibank, N.A.	INR	10,258	134,184	134,656	—	(472)
Expiring 09/16/20	Citibank, N.A.	INR	7,192	94,291	94,407	—	(116)
Expiring 09/16/20	Citibank, N.A.	INR	4,868	64,149	63,905	244	—
Expiring 09/16/20	Citibank, N.A.	INR	4,303	56,347	56,482	—	(135)
Expiring 09/16/20	Citibank, N.A.	INR	3,311	43,091	43,459	—	(368)
Expiring 09/16/20	Citibank, N.A.	INR	3,042	39,644	39,937	—	(293)
Expiring 09/16/20	Citibank, N.A.	INR	3,042	39,658	39,937	—	(279)
Expiring 09/16/20	Citibank, N.A.	INR	3,042	40,060	39,938	122	—
Expiring 09/16/20	Citibank, N.A.	INR	3,042	40,063	39,937	126	—
Expiring 09/16/20	Citibank, N.A.	INR	3,042	39,888	39,938	—	(50)
Expiring 09/16/20	Citibank, N.A.	INR	3,042	39,889	39,937	—	(48)
Expiring 09/16/20	Citibank, N.A.	INR	3,042	39,944	39,938	6	—
Expiring 09/16/20	Citibank, N.A.	INR	3,042	39,985	39,937	48	—
Expiring 09/16/20	Citibank, N.A.	INR	1,629	21,425	21,378	47	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	14,429	188,457	189,412	—	(955)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	12,546	164,941	164,692	249	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	10,258	134,184	134,656	—	(472)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	7,192	94,291	94,407	—	(116)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	4,868	64,149	63,905	244	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	4,303	56,347	56,482	—	(135)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	3,311	43,091	43,459	—	(368)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	3,042	39,643	39,937	—	(294)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	3,042	39,646	39,937	—	(291)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	3,042	40,067	39,937	130	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	3,042	40,047	39,938	109	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	3,042	39,891	39,937	—	(46)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	3,042	39,890	39,937	—	(47)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	3,042	39,989	39,937	52	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	3,042	39,977	39,937	40	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	1,629	21,425	21,378	47	—
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	538,376	35,882	36,520	—	(638)
Expiring 09/16/20	Citibank, N.A.	IDR	536,295	37,449	36,379	1,070	—
Expiring 09/16/20	Citibank, N.A.	IDR	445,458	29,530	30,217	—	(687)
Expiring 09/16/20	Citibank, N.A.	IDR	445,458	30,967	30,217	750	—
Expiring 09/16/20	Citibank, N.A.	IDR	398,256	27,794	27,015	779	—
Expiring 09/16/20	Citibank, N.A.	IDR	254,140	17,671	17,240	431	—
Expiring 09/16/20	Citibank, N.A.	IDR	140,723	9,732	9,546	186	—
Expiring 09/16/20	Citibank, N.A.	IDR	127,493	8,863	8,648	215	—
Expiring 09/16/20	Citibank, N.A.	IDR	104,623	7,079	7,097	—	(18)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	538,376	35,882	36,520	—	(638)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	536,295	37,449	36,379	1,070	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	445,458	29,530	30,217	—	(687)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	445,458	30,967	30,217	750	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	398,256	27,794	27,016	778	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	254,140	17,671	17,240	431	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	140,723	9,730	9,545	185	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	127,493	8,863	8,648	215	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	104,623	7,079	7,097	—	(18)
Israeli Shekel,
Expiring 09/16/20	Citibank, N.A.	ILS	3,380	966,612	977,795	—	(11,183)
Expiring 09/16/20	Citibank, N.A.	ILS	1,924	551,026	556,680	—	(5,654)
Expiring 09/16/20	Citibank, N.A.	ILS	1,885	537,747	545,309	—	(7,562)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel (cont’d.),
Expiring 09/16/20	Citibank, N.A.	ILS	1,862	$531,126	$538,740	$—	$(7,614)
Expiring 09/16/20	Citibank, N.A.	ILS	690	199,096	199,609	—	(513)
Expiring 09/16/20	Citibank, N.A.	ILS	595	171,222	172,127	—	(905)
Expiring 09/16/20	Citibank, N.A.	ILS	470	134,237	136,025	—	(1,788)
Expiring 09/16/20	Citibank, N.A.	ILS	430	124,090	124,394	—	(304)
Expiring 09/16/20	Citibank, N.A.	ILS	408	116,777	118,085	—	(1,308)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	3,380	966,610	977,795	—	(11,185)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	1,924	551,026	556,681	—	(5,655)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	1,885	537,746	545,308	—	(7,562)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	1,862	531,125	538,740	—	(7,615)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	690	199,095	199,609	—	(514)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	595	171,222	172,127	—	(905)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	470	134,237	136,025	—	(1,788)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	430	124,090	124,394	—	(304)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ILS	408	116,776	118,084	—	(1,308)
Mexican Peso,
Expiring 09/17/20	Citibank, N.A.	MXN	19,100	867,479	822,427	45,052	—
Expiring 09/17/20	Citibank, N.A.	MXN	15,300	694,393	658,803	35,590	—
Expiring 09/17/20	Citibank, N.A.	MXN	9,700	426,137	417,673	8,464	—
Expiring 09/17/20	Citibank, N.A.	MXN	9,100	398,095	391,837	6,258	—
Expiring 09/17/20	Citibank, N.A.	MXN	8,100	346,937	348,778	—	(1,841)
Expiring 09/17/20	Citibank, N.A.	MXN	3,950	178,052	170,083	7,969	—
Expiring 09/17/20	Citibank, N.A.	MXN	3,800	170,651	163,625	7,026	—
Expiring 09/17/20	Citibank, N.A.	MXN	1,060	47,136	45,621	1,515	—
Expiring 09/17/20	Citibank, N.A.	MXN	963	43,752	41,466	2,286	—
Expiring 09/17/20	Citibank, N.A.	MXN	763	33,443	32,854	589	—
Expiring 09/17/20	Citibank, N.A.	MXN	522	23,542	22,477	1,065	—
Expiring 09/17/20	Citibank, N.A.	MXN	439	19,443	18,892	551	—
Expiring 09/17/20	Citibank, N.A.	MXN	439	19,538	18,892	646	—
Expiring 09/17/20	Citibank, N.A.	MXN	439	19,887	18,892	995	—
Expiring 09/17/20	Citibank, N.A.	MXN	439	19,945	18,892	1,053	—
Expiring 09/17/20	Citibank, N.A.	MXN	337	15,387	14,511	876	—
Expiring 09/17/20	Citibank, N.A.	MXN	269	11,804	11,583	221	—
Expiring 09/17/20	Citibank, N.A.	MXN	200	8,880	8,612	268	—
Expiring 09/17/20	Citibank, N.A.	MXN	120	5,414	5,167	247	—
Expiring 09/17/20	Citibank, N.A.	MXN	26	1,112	1,120	—	(8)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	19,100	867,478	822,427	45,051	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	15,300	694,392	658,803	35,589	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	9,700	426,136	417,672	8,464	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	9,100	398,095	391,837	6,258	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	8,100	346,937	348,778	—	(1,841)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	3,950	178,052	170,083	7,969	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	3,800	170,651	163,625	7,026	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	1,060	47,136	45,621	1,515	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	963	43,752	41,466	2,286	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	763	33,443	32,854	589	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	522	23,542	22,477	1,065	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	439	19,443	18,892	551	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	439	19,538	18,892	646	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	439	19,887	18,892	995	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	439	19,945	18,892	1,053	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	337	15,387	14,511	876	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	269	11,804	11,583	221	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	200	8,880	8,612	268	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	120	5,414	5,167	247	—

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	26	$1,112	$1,120	$—	$(8)
New Taiwanese Dollar,
Expiring 09/16/20	Citibank, N.A.	TWD	9,046	304,035	310,924	—	(6,889)
Expiring 09/16/20	Citibank, N.A.	TWD	7,883	265,738	270,950	—	(5,212)
Expiring 09/16/20	Citibank, N.A.	TWD	6,467	221,743	222,264	—	(521)
Expiring 09/16/20	Citibank, N.A.	TWD	3,902	131,434	134,100	—	(2,666)
Expiring 09/16/20	Citibank, N.A.	TWD	2,873	96,919	98,732	—	(1,813)
Expiring 09/16/20	Citibank, N.A.	TWD	1,953	65,313	67,114	—	(1,801)
Expiring 09/16/20	Citibank, N.A.	TWD	1,953	65,623	67,114	—	(1,491)
Expiring 09/16/20	Citibank, N.A.	TWD	1,953	65,870	67,114	—	(1,244)
Expiring 09/16/20	Citibank, N.A.	TWD	1,953	65,769	67,115	—	(1,346)
Expiring 09/16/20	Citibank, N.A.	TWD	1,953	65,785	67,115	—	(1,330)
Expiring 09/16/20	Citibank, N.A.	TWD	1,953	66,474	67,114	—	(640)
Expiring 09/16/20	Citibank, N.A.	TWD	1,953	65,788	67,115	—	(1,327)
Expiring 09/16/20	Citibank, N.A.	TWD	1,953	65,839	67,115	—	(1,276)
Expiring 09/16/20	Citibank, N.A.	TWD	1,943	66,285	66,766	—	(481)
Expiring 09/16/20	Citibank, N.A.	TWD	1,223	41,223	42,036	—	(813)
Expiring 09/16/20	Citibank, N.A.	TWD	600	20,612	20,606	6	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	9,046	304,035	310,925	—	(6,890)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	7,883	265,738	270,950	—	(5,212)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	6,467	221,742	222,263	—	(521)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	3,902	131,434	134,101	—	(2,667)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	2,873	96,919	98,732	—	(1,813)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,953	65,313	67,114	—	(1,801)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,953	65,623	67,115	—	(1,492)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,953	65,875	67,115	—	(1,240)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,953	65,769	67,115	—	(1,346)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,953	65,784	67,114	—	(1,330)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,953	66,474	67,114	—	(640)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,953	65,788	67,115	—	(1,327)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,953	65,839	67,115	—	(1,276)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,943	66,285	66,766	—	(481)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	1,223	41,223	42,036	—	(813)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TWD	600	20,612	20,606	6	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Citibank, N.A.	PEN	50	14,296	14,098	198	—
Expiring 09/16/20	Citibank, N.A.	PEN	38	10,843	10,573	270	—
Expiring 09/16/20	Citibank, N.A.	PEN	24	6,956	6,767	189	—
Expiring 09/16/20	Citibank, N.A.	PEN	23	6,692	6,485	207	—
Expiring 09/16/20	Citibank, N.A.	PEN	17	4,767	4,652	115	—
Expiring 09/16/20	Citibank, N.A.	PEN	15	4,381	4,229	152	—
Expiring 09/16/20	Citibank, N.A.	PEN	11	3,207	3,102	105	—
Expiring 09/16/20	Citibank, N.A.	PEN	9	2,651	2,537	114	—
Expiring 09/16/20	Citibank, N.A.	PEN	6	1,707	1,692	15	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	50	14,296	14,098	198	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	38	10,843	10,573	270	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	24	6,956	6,767	189	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	23	6,692	6,485	207	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	17	4,767	4,652	115	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	15	4,381	4,229	152	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	11	3,207	3,102	105	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	9	2,651	2,537	114	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	6	1,707	1,692	15	—
Philippine Peso,
Expiring 09/16/20	Citibank, N.A.	PHP	1,027	20,439	20,550	—	(111)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/16/20	Citibank, N.A.	PHP	934	$18,311	$18,698	$—	$(387)
Expiring 09/16/20	Citibank, N.A.	PHP	799	15,959	15,996	—	(37)
Expiring 09/16/20	Citibank, N.A.	PHP	461	9,169	9,219	—	(50)
Expiring 09/16/20	Citibank, N.A.	PHP	425	8,304	8,505	—	(201)
Expiring 09/16/20	Citibank, N.A.	PHP	425	8,292	8,506	—	(214)
Expiring 09/16/20	Citibank, N.A.	PHP	425	8,423	8,506	—	(83)
Expiring 09/16/20	Citibank, N.A.	PHP	425	8,423	8,506	—	(83)
Expiring 09/16/20	Citibank, N.A.	PHP	349	6,878	6,987	—	(109)
Expiring 09/16/20	Citibank, N.A.	PHP	337	6,668	6,736	—	(68)
Expiring 09/16/20	Citibank, N.A.	PHP	184	3,647	3,673	—	(26)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	1,027	20,439	20,550	—	(111)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	934	18,311	18,698	—	(387)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	799	15,959	15,996	—	(37)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	461	9,169	9,219	—	(50)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	425	8,295	8,506	—	(211)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	425	8,305	8,505	—	(200)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	425	8,423	8,506	—	(83)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	425	8,423	8,506	—	(83)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	349	6,878	6,987	—	(109)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	337	6,668	6,736	—	(68)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PHP	184	3,647	3,673	—	(26)
Polish Zloty,
Expiring 09/16/20	Citibank, N.A.	PLN	2,450	623,390	619,417	3,973	—
Expiring 09/16/20	Citibank, N.A.	PLN	1,800	461,309	455,080	6,229	—
Expiring 09/16/20	Citibank, N.A.	PLN	1,550	388,778	391,875	—	(3,097)
Expiring 09/16/20	Citibank, N.A.	PLN	350	88,329	88,488	—	(159)
Expiring 09/16/20	Citibank, N.A.	PLN	79	19,571	19,847	—	(276)
Expiring 09/16/20	Citibank, N.A.	PLN	61	15,596	15,422	174	—
Expiring 09/16/20	Citibank, N.A.	PLN	51	12,861	12,767	94	—
Expiring 09/16/20	Citibank, N.A.	PLN	33	8,248	8,216	32	—
Expiring 09/16/20	Citibank, N.A.	PLN	23	5,768	5,688	80	—
Expiring 09/16/20	Citibank, N.A.	PLN	16	3,922	3,982	—	(60)
Expiring 09/16/20	Citibank, N.A.	PLN	16	3,994	3,982	12	—
Expiring 09/16/20	Citibank, N.A.	PLN	16	4,017	3,981	36	—
Expiring 09/16/20	Citibank, N.A.	PLN	13	3,284	3,286	—	(2)
Expiring 09/16/20	Citibank, N.A.	PLN	12	3,037	3,068	—	(31)
Expiring 09/16/20	Citibank, N.A.	PLN	12	3,077	3,067	10	—
Expiring 09/16/20	Citibank, N.A.	PLN	12	3,049	3,067	—	(18)
Expiring 09/16/20	Citibank, N.A.	PLN	11	2,833	2,886	—	(53)
Expiring 09/16/20	Citibank, N.A.	PLN	9	2,165	2,149	16	—
Expiring 09/16/20	Citibank, N.A.	PLN	4	1,076	1,097	—	(21)
Expiring 09/16/20	Citibank, N.A.	PLN	4	902	915	—	(13)
Expiring 09/16/20	Citibank, N.A.	PLN	4	926	915	11	—
Expiring 09/16/20	Citibank, N.A.	PLN	4	910	914	—	(4)
Expiring 09/16/20	Citibank, N.A.	PLN	4	1,047	1,043	4	—
Expiring 09/16/20	Citibank, N.A.	PLN	4	1,051	1,043	8	—
Expiring 09/16/20	Citibank, N.A.	PLN	4	984	981	3	—
Expiring 09/16/20	Citibank, N.A.	PLN	4	921	915	6	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	2,450	623,385	619,413	3,972	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	1,800	461,309	455,081	6,228	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	1,550	388,777	391,875	—	(3,098)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	350	88,329	88,488	—	(159)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	79	19,571	19,847	—	(276)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	61	15,596	15,422	174	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	51	12,861	12,767	94	—

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	33	$8,248	$8,216	$32	$—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	23	5,768	5,688	80	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	16	3,922	3,982	—	(60)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	16	3,994	3,982	12	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	16	4,017	3,981	36	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	13	3,284	3,286	—	(2)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	12	3,037	3,068	—	(31)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	12	3,077	3,067	10	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	12	3,049	3,067	—	(18)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	11	2,833	2,886	—	(53)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	9	2,165	2,149	16	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	4	1,076	1,097	—	(21)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	4	902	915	—	(13)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	4	926	915	11	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	4	910	914	—	(4)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	4	984	981	3	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	4	1,047	1,043	4	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	4	1,051	1,043	8	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PLN	4	921	915	6	—
Russian Ruble,
Expiring 09/16/20	Citibank, N.A.	RUB	6,000	86,083	83,566	2,517	—
Expiring 09/16/20	Citibank, N.A.	RUB	5,899	82,170	82,158	12	—
Expiring 09/16/20	Citibank, N.A.	RUB	5,614	80,880	78,182	2,698	—
Expiring 09/16/20	Citibank, N.A.	RUB	4,500	64,801	62,674	2,127	—
Expiring 09/16/20	Citibank, N.A.	RUB	4,216	58,971	58,715	256	—
Expiring 09/16/20	Citibank, N.A.	RUB	4,216	60,480	58,715	1,765	—
Expiring 09/16/20	Citibank, N.A.	RUB	4,162	59,616	57,966	1,650	—
Expiring 09/16/20	Citibank, N.A.	RUB	3,088	44,095	43,008	1,087	—
Expiring 09/16/20	Citibank, N.A.	RUB	1,962	28,363	27,319	1,044	—
Expiring 09/16/20	Citibank, N.A.	RUB	1,275	18,123	17,757	366	—
Expiring 09/16/20	Citibank, N.A.	RUB	1,041	14,886	14,499	387	—
Expiring 09/16/20	Citibank, N.A.	RUB	254	3,572	3,532	40	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	6,000	86,083	83,566	2,517	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	5,899	82,170	82,158	12	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	5,614	80,880	78,182	2,698	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	4,500	64,801	62,674	2,127	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	4,216	58,971	58,715	256	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	4,216	60,480	58,716	1,764	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	4,162	59,616	57,966	1,650	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	3,088	44,095	43,009	1,086	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	1,962	28,363	27,319	1,044	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	1,275	18,123	17,757	366	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	1,041	14,886	14,499	387	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	254	3,572	3,531	41	—
Saudi Arabian Riyal,
Expiring 09/16/20	Citibank, N.A.	SAR	660	175,934	175,809	125	—
Expiring 09/16/20	Citibank, N.A.	SAR	660	175,717	175,809	—	(92)
Expiring 09/16/20	Citibank, N.A.	SAR	300	79,916	79,913	3	—
Expiring 09/16/20	Citibank, N.A.	SAR	100	26,631	26,638	—	(7)
Expiring 09/16/20	Citibank, N.A.	SAR	50	13,318	13,319	—	(1)
Expiring 09/16/20	Citibank, N.A.	SAR	50	13,315	13,318	—	(3)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	660	175,933	175,808	125	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	660	175,717	175,809	—	(92)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	300	79,916	79,913	3	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	100	26,631	26,638	—	(7)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Saudi Arabian Riyal (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	50	$13,318	$13,319	$—	$(1)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SAR	50	13,315	13,319	—	(4)
Singapore Dollar,
Expiring 09/16/20	Citibank, N.A.	SGD	610	430,041	437,810	—	(7,769)
Expiring 09/16/20	Citibank, N.A.	SGD	475	336,060	340,918	—	(4,858)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	610	430,041	437,810	—	(7,769)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	475	336,059	340,917	—	(4,858)
South African Rand,
Expiring 09/16/20	Citibank, N.A.	ZAR	4,000	230,428	228,676	1,752	—
Expiring 09/16/20	Citibank, N.A.	ZAR	1,663	93,896	95,072	—	(1,176)
Expiring 09/16/20	Citibank, N.A.	ZAR	1,550	91,529	88,612	2,917	—
Expiring 09/16/20	Citibank, N.A.	ZAR	1,460	83,011	83,467	—	(456)
Expiring 09/16/20	Citibank, N.A.	ZAR	1,122	66,674	64,144	2,530	—
Expiring 09/16/20	Citibank, N.A.	ZAR	875	50,829	50,011	818	—
Expiring 09/16/20	Citibank, N.A.	ZAR	824	48,293	47,107	1,186	—
Expiring 09/16/20	Citibank, N.A.	ZAR	473	27,446	27,041	405	—
Expiring 09/16/20	Citibank, N.A.	ZAR	306	17,785	17,504	281	—
Expiring 09/16/20	Citibank, N.A.	ZAR	286	16,451	16,322	129	—
Expiring 09/16/20	Citibank, N.A.	ZAR	279	16,169	15,952	217	—
Expiring 09/16/20	Citibank, N.A.	ZAR	165	9,444	9,433	11	—
Expiring 09/16/20	Citibank, N.A.	ZAR	99	5,635	5,631	4	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	4,000	230,427	228,675	1,752	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,663	93,896	95,072	—	(1,176)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,550	91,529	88,612	2,917	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,460	83,011	83,467	—	(456)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	1,122	66,673	64,143	2,530	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	875	50,829	50,011	818	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	824	48,293	47,107	1,186	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	473	27,446	27,041	405	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	306	17,785	17,504	281	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	286	16,450	16,321	129	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	279	16,169	15,952	217	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	165	9,444	9,433	11	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	ZAR	99	5,635	5,631	4	—
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	2,550,202	2,057,264	2,126,976	—	(69,712)
Expiring 09/16/20	Citibank, N.A.	KRW	2,550,202	2,077,764	2,126,976	—	(49,212)
Expiring 09/16/20	Citibank, N.A.	KRW	995,000	820,874	829,872	—	(8,998)
Expiring 09/16/20	Citibank, N.A.	KRW	875,000	712,133	729,787	—	(17,654)
Expiring 09/16/20	Citibank, N.A.	KRW	359,957	290,774	300,219	—	(9,445)
Expiring 09/16/20	Citibank, N.A.	KRW	348,298	286,610	290,495	—	(3,885)
Expiring 09/16/20	Citibank, N.A.	KRW	252,951	212,760	210,971	1,789	—
Expiring 09/16/20	Citibank, N.A.	KRW	156,936	128,938	130,891	—	(1,953)
Expiring 09/16/20	Citibank, N.A.	KRW	122,270	100,444	101,979	—	(1,535)
Expiring 09/16/20	Citibank, N.A.	KRW	120,000	99,018	100,085	—	(1,067)
Expiring 09/16/20	Citibank, N.A.	KRW	75,000	61,642	62,553	—	(911)
Expiring 09/16/20	Citibank, N.A.	KRW	68,465	56,314	57,102	—	(788)
Expiring 09/16/20	Citibank, N.A.	KRW	55,000	44,571	45,872	—	(1,301)
Expiring 09/16/20	Citibank, N.A.	KRW	44,967	36,694	37,504	—	(810)
Expiring 09/16/20	Citibank, N.A.	KRW	14,954	12,502	12,472	30	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	2,550,202	2,057,262	2,126,976	—	(69,714)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	2,550,202	2,077,761	2,126,976	—	(49,215)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	995,000	820,873	829,872	—	(8,999)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	875,000	712,132	729,787	—	(17,655)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	359,957	290,774	300,219	—	(9,445)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	348,298	$286,609	$290,495	$—	$(3,886)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	252,951	212,760	210,971	1,789	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	156,936	128,938	130,891	—	(1,953)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	122,270	100,444	101,979	—	(1,535)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	120,000	99,018	100,085	—	(1,067)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	75,000	61,642	62,553	—	(911)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	68,465	56,314	57,102	—	(788)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	55,000	44,571	45,872	—	(1,301)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	44,967	36,694	37,504	—	(810)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	14,954	12,502	12,472	30	—
Thai Baht,
Expiring 09/16/20	Citibank, N.A.	THB	10,050	320,960	325,119	—	(4,159)
Expiring 09/16/20	Citibank, N.A.	THB	1,859	58,374	60,123	—	(1,749)
Expiring 09/16/20	Citibank, N.A.	THB	1,579	49,539	51,073	—	(1,534)
Expiring 09/16/20	Citibank, N.A.	THB	1,579	49,532	51,073	—	(1,541)
Expiring 09/16/20	Citibank, N.A.	THB	1,493	47,362	48,299	—	(937)
Expiring 09/16/20	Citibank, N.A.	THB	1,204	38,951	38,949	2	—
Expiring 09/16/20	Citibank, N.A.	THB	1,050	33,922	33,967	—	(45)
Expiring 09/16/20	Citibank, N.A.	THB	950	30,630	30,732	—	(102)
Expiring 09/16/20	Citibank, N.A.	THB	919	29,018	29,713	—	(695)
Expiring 09/16/20	Citibank, N.A.	THB	650	20,392	21,028	—	(636)
Expiring 09/16/20	Citibank, N.A.	THB	550	17,806	17,792	14	—
Expiring 09/16/20	Citibank, N.A.	THB	539	17,095	17,420	—	(325)
Expiring 09/16/20	Citibank, N.A.	THB	400	12,897	12,940	—	(43)
Expiring 09/16/20	Citibank, N.A.	THB	356	11,256	11,517	—	(261)
Expiring 09/16/20	Citibank, N.A.	THB	342	10,989	11,064	—	(75)
Expiring 09/16/20	Citibank, N.A.	THB	200	6,478	6,470	8	—
Expiring 09/16/20	Citibank, N.A.	THB	150	4,835	4,852	—	(17)
Expiring 09/16/20	Citibank, N.A.	THB	50	1,614	1,618	—	(4)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	10,050	320,960	325,119	—	(4,159)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	1,859	58,373	60,122	—	(1,749)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	1,579	49,532	51,073	—	(1,541)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	1,579	49,532	51,073	—	(1,541)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	1,493	47,362	48,299	—	(937)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	1,204	38,951	38,949	2	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	1,050	33,922	33,967	—	(45)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	950	30,630	30,733	—	(103)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	919	29,018	29,713	—	(695)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	650	20,392	21,028	—	(636)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	550	17,806	17,792	14	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	539	17,095	17,420	—	(325)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	400	12,897	12,940	—	(43)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	356	11,256	11,517	—	(261)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	342	10,989	11,064	—	(75)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	200	6,478	6,470	8	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	150	4,835	4,852	—	(17)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	50	1,614	1,618	—	(4)

				$91,678,968	$91,832,066	656,763	(809,861)

						$1,028,096	$(1,839,533)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$879,800	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Bahrain	$—	$160,326	$—
Botswana	—	90,495	4
Brazil	9,655,250	—	—
Chile	573,998	—	—
China	24,908,577	128,329,278	—
Croatia	—	—	—
Czech Republic	—	283,971	—
Ghana	—	121,156	31,657
Greece	—	13,466	—
Hong Kong	—	10,952,206	—
Hungary	—	3,248,127	—
India	1,229,602	24,741,982	23,642
Indonesia	—	9,188,283	29,565
Jordan	—	6,623	147,057
Latvia	—	775,046	—
Macau	—	2,041,180	—
Malaysia	—	1,385,846	—
Mexico	6,881,584	—	1
Nigeria	—	—	—
Peru	4,098,601	—	—
Philippines	251,838	1,514,793	233
Poland	—	919,168	—
Qatar	—	437,096	—
Romania	—	15	—
Russia	4,093,458	14,107,563	—
Saudi Arabia	—	6,227,586	—
South Africa	—	9,993,471	—
South Korea	365,399	60,564,675	—
Sri Lanka	—	30,489	—
Taiwan	18,942,503	48,280,244	—
Thailand	—	3,285,944	—
Turkey	—	6,679,186	—
United Arab Emirates	—	322,291	—
United States	4,193,366	—	—
Exchange-Traded Fund
United States	4,990,622	—	—
Preferred Stocks
Brazil	1,931,419	—	—
Philippines	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Rights
Thailand	$—	$—	$—
Tunisia	—	7,808	—
Affiliated Mutual Funds	12,812,595	—	—
Unaffiliated Fund	7,970,889	—	—

Total	$102,899,701	$333,708,314	$232,159

Other Financial Instruments*
Assets
Futures Contracts	$54,003	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,028,096	—

Total	$54,003	$1,028,096	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(1,839,533)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Banks	12.6%
Semiconductors & Semiconductor Equipment	11.7
Internet & Direct Marketing Retail	9.0
Technology Hardware, Storage & Peripherals	6.9
Interactive Media & Services	4.9
Insurance	4.2
Electronic Equipment, Instruments & Components	3.5
Oil, Gas & Consumable Fuels	3.1
Affiliated Mutual Funds (1.3% represents investments purchased with collateral from securities on loan)	2.9
Capital Markets	2.8
IT Services	2.8
Food & Staples Retailing	2.3
Chemicals	2.2
Household Durables	2.2
Wireless Telecommunication Services	2.0
Metals & Mining	2.0
Unaffiliated Fund	1.8
Diversified Telecommunication Services	1.5
Food Products	1.4
Real Estate Management & Development	1.4
Construction Materials	1.4
Automobiles	1.4
Pharmaceuticals	1.3
Beverages	1.2
Exchange-Traded Fund	1.1
Textiles, Apparel & Luxury Goods	1.0
Tobacco	1.0
Gas Utilities	0.9
Entertainment	0.9
Hotels, Restaurants & Leisure	0.8
Auto Components	0.7
Health Care Providers & Services	0.7

Industrial Conglomerates	0.6%
Biotechnology	0.5
Communications Equipment	0.5
Personal Products	0.5
Health Care Technology	0.4
Machinery	0.4
Household Products	0.3
Construction & Engineering	0.3
Life Sciences Tools & Services	0.3
Specialty Retail	0.3
Independent Power & Renewable Electricity Producers	0.2
Diversified Consumer Services	0.2
Diversified Financial Services	0.2
Leisure Products	0.2
Water Utilities	0.2
Multiline Retail	0.1
Air Freight & Logistics	0.1
Media	0.1
Trading Companies & Distributors	0.1
Electrical Equipment	0.1
Aerospace & Defense	0.1
Transportation Infrastructure	0.1
Commercial Services & Supplies	0.1
Consumer Finance	0.1
Paper & Forest Products	0.0	*
Building Products	0.0	*
Containers & Packaging	0.0	*
Thrifts & Mortgage Finance	0.0	*
Electric Utilities	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Equity Real Estate Investment Trusts (REITs)	0.0	*%

	99.6
Other assets in excess of liabilities	0.4

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$54,003	*	—	$—
Equity contracts	Unaffiliated investments	7,808		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,028,096		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,839,533

		$1,089,907			$1,839,533

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Futures	Forward Currency Exchange Contracts
Equity contracts	$775	$1,595	$1,212,923	$—
Foreign exchange contracts	—	—	—	793,720

Total	$775	$1,595	$1,212,923	$793,720

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Forward Currency Exchange Contracts
Equity contracts	$(3,994)	$54,003	$—
Foreign exchange contracts	—	—	(811,437)

Total	$(3,994)	$54,003	$(811,437)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$2,727,103	$31,549,013

Forward Foreign Currency Exchange Contracts—Sold(2)
$30,559,656

(1)	Notional Amount in USD.

(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$5,437,893	$(5,437,893)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$514,043	$(919,736)	$(405,693)	$405,693	$—
JPMorgan Chase Bank, N.A.	514,053	(919,797)	(405,744)	405,744	—

	$1,028,096	$(1,839,533)	$(811,437)	$811,437	$—

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $5,437,893:
Unaffiliated investments (cost $393,938,175)	$424,027,579
Affiliated investments (cost $12,812,865)	12,812,595
Foreign currency, at value (cost $3,950,499)	3,922,232
Cash segregated for counterparty—OTC	2,270,000
Dividends receivable	1,920,684
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,028,096
Deposit with broker for centrally cleared/exchange-traded derivatives	879,800
Receivable for investments sold	444,979
Receivable for Portfolio shares sold	121,401
Tax reclaim receivable	85,104
Receivable from affiliate	21,511
Prepaid expenses	441

Total Assets	447,534,422

LIABILITIES
Payable to broker for collateral for securities on loan	5,530,383
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,839,533
Payable for investments purchased	962,716
Payable for Portfolio shares repurchased	220,849
Accrued expenses and other liabilities	212,541
Management fee payable	197,535
Due to broker-variation margin futures	65,872
Payable to affiliate	48,229
Distribution fee payable	18,093
Affiliated transfer agent fee payable	378

Total Liabilities	9,096,129

NET ASSETS	$438,438,293

Net assets were comprised of:
Partners’ Equity	$438,438,293

Net asset value and redemption price per share, $438,438,293 / 56,857,428 outstanding shares of beneficial interest	$7.71

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $517,258 foreign withholding tax, of which $19,022 is reimbursable by an affiliate)	$5,484,697
Affiliated dividend income	31,075
Income from securities lending, net (including affiliated income of $12,441)	25,514

Total income	5,541,286

EXPENSES
Management fee	1,608,156
Distribution fee	431,772
Custodian and accounting fees	321,764
Audit fee	14,072
Legal fees and expenses	7,337
Trustees’ fees	6,799
Shareholders’ reports	5,578
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	64,461

Total expenses	2,463,399
Less: Fee waiver and/or expense reimbursement	(74,407)

Net expenses	2,388,992

NET INVESTMENT INCOME (LOSS)	3,152,294

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,411))	(100,386,245)
Futures transactions	1,212,923
Forward currency contract transactions	793,720
Foreign currency transactions	(1,156,032)

(99,535,634)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(440)) (net of change in foreign capital gains taxes $41,195)	20,947,085
Futures	54,003
Forward currency contracts	(811,437)
Foreign currencies	(71,993)

20,117,658

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(79,417,976)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(76,265,682)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,152,294	$7,635,234
Net realized gain (loss) on investment and foreign currency transactions	(99,535,634)	(5,937,349)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	20,117,658	42,547,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(76,265,682)	44,244,914

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [43,767,614 and 12,151,045 shares, respectively]	312,733,629	112,946,876
Portfolio shares repurchased [29,248,215 and 8,572,959 shares, respectively]	(215,089,241)	(77,192,296)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	97,644,388	35,754,580

CAPITAL CONTRIBUTIONS	—	90,347

TOTAL INCREASE (DECREASE)	21,378,706	80,089,841
NET ASSETS:
Beginning of period	417,059,587	336,969,746

End of period	$438,438,293	$417,059,587

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%

COMMON STOCKS — 97.9%
Aerospace & Defense — 1.0%
AAR Corp.	71,028	$1,468,149
Aerojet Rocketdyne Holdings, Inc.*	56,070	2,222,615
Curtiss-Wright Corp.	20,887	1,864,791
Ducommun, Inc.*	47,290	1,649,002

		7,204,557

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.*	64,888	1,445,056
Hub Group, Inc. (Class A Stock)*	42,402	2,029,360

		3,474,416

Airlines — 0.6%
Allegiant Travel Co.	14,538	1,587,695
SkyWest, Inc.	74,109	2,417,436

		4,005,131

Auto Components — 1.0%
Adient PLC*	248,371	4,078,252
American Axle & Manufacturing Holdings, Inc.*	109,977	835,825
Cooper Tire & Rubber Co.	27,830	768,386
Visteon Corp.*	20,768	1,422,608

		7,105,071

Banks — 16.5%
Amalgamated Bank (Class A Stock)	60,420	763,709
Ameris Bancorp	199,337	4,702,360
Atlantic Union Bankshares Corp.	177,886	4,119,840
BancorpSouth Bank	216,148	4,915,205
Bank of Hawaii Corp.	18,067	1,109,494
Banner Corp.	129,618	4,925,484
Brookline Bancorp, Inc.	242,952	2,448,956
Bryn Mawr Bank Corp.	42,327	1,170,765
Columbia Banking System, Inc.	215,985	6,122,095
Community Bank System, Inc.(a)	101,124	5,766,090
ConnectOne Bancorp, Inc.	159,664	2,573,784
CVB Financial Corp.	297,532	5,575,750
FB Financial Corp.(a)	136,854	3,389,874
First Financial Bankshares, Inc.(a)	158,844	4,589,003
First Merchants Corp.	171,993	4,741,847
First Midwest Bancorp, Inc.	160,682	2,145,105
First of Long Island Corp. (The)	33,509	547,537
German American Bancorp, Inc.	72,886	2,266,755
Glacier Bancorp, Inc.(a)	173,705	6,130,049
Great Western Bancorp, Inc.	125,022	1,720,303
Heritage Financial Corp.(a)	112,088	2,241,760
Home BancShares, Inc.	217,799	3,349,749
Independent Bank Corp.	92,235	6,188,046
Lakeland Financial Corp.	106,456	4,959,785
OceanFirst Financial Corp.	191,821	3,381,804
Pacific Premier Bancorp, Inc.	157,383	3,412,063
Pinnacle Financial Partners, Inc.	72,804	3,057,040
Renasant Corp.	211,847	5,274,990
Sandy Spring Bancorp, Inc.	50,179	1,243,436
South State Corp.	132,140	6,297,792
Towne Bank	104,189	1,962,921
TriCo Bancshares	95,643	2,912,329

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
United Community Banks, Inc.	254,077	$5,112,029

		119,117,749

Biotechnology — 0.6%
Arena Pharmaceuticals, Inc.*	41,177	2,592,092
Emergent BioSolutions, Inc.*	24,945	1,972,651

		4,564,743

Building Products — 1.4%
AZEK Co., Inc. (The)*	57,499	1,831,918
Gibraltar Industries, Inc.*	47,299	2,270,825
Griffon Corp.(a)	135,125	2,502,515
Patrick Industries, Inc.	52,468	3,213,665

		9,818,923

Capital Markets — 2.3%
Hamilton Lane, Inc. (Class A Stock)	47,742	3,216,379
Houlihan Lokey, Inc.	54,784	3,048,182
PJT Partners, Inc. (Class A Stock)	41,524	2,131,842
Stifel Financial Corp.	144,296	6,843,959
Virtu Financial, Inc. (Class A Stock)	46,039	1,086,520

		16,326,882

Chemicals — 1.8%
HB Fuller Co.	54,878	2,447,559
PolyOne Corp.	242,508	6,360,985
Quaker Chemical Corp.(a)	6,012	1,116,128
Stepan Co.	12,496	1,213,362
W R Grace & Co.	43,639	2,217,297

		13,355,331

Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	102,879	3,734,508
Brady Corp. (Class A Stock)	52,896	2,476,591
Casella Waste Systems, Inc. (Class A Stock)*	47,700	2,486,124
Herman Miller, Inc.	110,546	2,609,991

		11,307,214

Communications Equipment — 1.1%
InterDigital, Inc.	23,083	1,307,190
NetScout Systems, Inc.*(a)	132,212	3,379,339
Viavi Solutions, Inc.*	241,107	3,071,703

		7,758,232

Construction & Engineering — 1.6%
AECOM*	71,089	2,671,524
EMCOR Group, Inc.	67,229	4,446,526
MasTec, Inc.*(a)	101,364	4,548,203

		11,666,253

Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	198,517	3,192,153

Consumer Finance — 0.5%
FirstCash, Inc.	30,259	2,041,877
Green Dot Corp. (Class A Stock)*	25,438	1,248,497

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance (cont’d.)
Oportun Financial Corp.*(a)	43,554	$585,366

		3,875,740

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.	194,838	2,725,784

Diversified Consumer Services — 0.2%
Laureate Education, Inc. (Class A Stock)*	182,077	1,814,397

Diversified Financial Services — 0.4%
Alerus Financial Corp.(a)	30,783	608,272
Collier Creek Holdings (Class A Stock)*(a)	178,250	2,442,025

		3,050,297

Electric Utilities — 3.2%
ALLETE, Inc.	100,674	5,497,807
IDACORP, Inc.	25,120	2,194,735
MGE Energy, Inc.	36,087	2,327,972
PNM Resources, Inc.(a)	162,530	6,247,653
Portland General Electric Co.	165,685	6,927,290

		23,195,457

Electrical Equipment — 0.3%
nVent Electric PLC	109,890	2,058,240

Electronic Equipment, Instruments & Components — 2.2%
CTS Corp.	84,261	1,688,590
FARO Technologies, Inc.*	47,482	2,545,035
II-VI, Inc.*(a)	30,385	1,434,780
Knowles Corp.*	181,368	2,767,676
Rogers Corp.*	18,747	2,335,876
SYNNEX Corp.	13,979	1,674,265
TTM Technologies, Inc.*	279,856	3,319,092

		15,765,314

Energy Equipment & Services — 0.9%
Cactus, Inc. (Class A Stock)	125,143	2,581,700
ChampionX Corp.*	428,476	4,181,926

		6,763,626

Entertainment — 0.0%
Live Nation Entertainment, Inc.*	6,874	304,724

Equity Real Estate Investment Trusts (REITs) — 9.8%
Acadia Realty Trust	225,848	2,931,507
Columbia Property Trust, Inc.	256,674	3,372,696
CyrusOne, Inc.	83,660	6,086,265
Healthcare Realty Trust, Inc.	213,150	6,243,164
Hudson Pacific Properties, Inc.	130,883	3,293,016
Life Storage, Inc.	32,152	3,052,832
National Health Investors, Inc.	59,956	3,640,528
Park Hotels & Resorts, Inc.	232,531	2,299,732
Pebblebrook Hotel Trust(a)	313,414	4,281,235
Physicians Realty Trust	296,117	5,187,970
Preferred Apartment Communities, Inc. (Class A Stock)	120,954	919,250
PS Business Parks, Inc.	48,785	6,459,134
RLJ Lodging Trust	407,565	3,847,414
Safehold, Inc.(a)	61,943	3,561,103

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
STAG Industrial, Inc.	300,569	$8,812,683
Terreno Realty Corp.	131,748	6,935,215

		70,923,744

Food & Staples Retailing — 1.2%
BJ’s Wholesale Club Holdings, Inc.*	42,243	1,574,396
Grocery Outlet Holding Corp.*	39,106	1,595,525
Performance Food Group Co.*	184,320	5,371,085

		8,541,006

Food Products — 1.8%
Darling Ingredients, Inc.*	277,996	6,844,262
Hostess Brands, Inc.*(a)	270,485	3,305,327
Nomad Foods Ltd. (United Kingdom)*	102,100	2,190,045
Simply Good Foods Co. (The)*	38,168	709,161

		13,048,795

Gas Utilities — 1.5%
Chesapeake Utilities Corp.	43,362	3,642,408
ONE Gas, Inc.	96,026	7,398,803

		11,041,211

Health Care Equipment & Supplies — 2.0%
Avanos Medical, Inc.*	121,072	3,558,306
CONMED Corp.	49,721	3,579,415
Globus Medical, Inc. (Class A Stock)*	63,173	3,013,984
Merit Medical Systems, Inc.*	49,812	2,273,918
Mesa Laboratories, Inc.(a)	9,139	1,981,335

		14,406,958

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*(a)	136,726	3,434,557
AMN Healthcare Services, Inc.*	28,121	1,272,194
Magellan Health, Inc.*	28,918	2,110,436
Tenet Healthcare Corp.*	111,512	2,019,482

		8,836,669

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.*(a)	191,563	1,296,881
HMS Holdings Corp.*	74,184	2,402,820
Vocera Communications, Inc.*(a)	66,504	1,409,885

		5,109,586

Hotels, Restaurants & Leisure — 2.9%
Boyd Gaming Corp.	134,953	2,820,518
Brinker International, Inc.	91,075	2,185,800
Eldorado Resorts, Inc.*(a)	54,147	2,169,129
Jack in the Box, Inc.	52,995	3,926,399
Marriott Vacations Worldwide Corp.	64,089	5,268,757
Papa John’s International, Inc.(a)	16,380	1,300,736
Penn National Gaming, Inc.*(a)	33,629	1,027,030
Texas Roadhouse, Inc.	38,234	2,009,961

		20,708,330

Household Durables — 2.2%
Helen of Troy Ltd.*	11,675	2,201,438
KB Home	90,816	2,786,235
Meritage Homes Corp.*	97,273	7,404,421

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Durables (cont’d.)
TopBuild Corp.*	28,360	$3,226,517

		15,618,611

Insurance — 4.5%
AMERISAFE, Inc.	40,149	2,455,513
BRP Group, Inc. (Class A Stock)*	89,875	1,552,141
CNO Financial Group, Inc.	70,651	1,100,036
Enstar Group Ltd. (Bermuda)*	23,218	3,547,014
Kemper Corp.	45,590	3,306,187
Kinsale Capital Group, Inc.	26,370	4,092,888
Palomar Holdings, Inc.*	41,642	3,571,218
Primerica, Inc.	32,841	3,829,261
RLI Corp.(a)	50,045	4,108,694
Selective Insurance Group, Inc.	94,579	4,988,096

		32,551,048

IT Services — 1.6%
CACI International, Inc. (Class A Stock)*	11,280	2,446,406
KBR, Inc.	306,244	6,905,802
ManTech International Corp. (Class A Stock)	34,671	2,374,617

		11,726,825

Leisure Products — 0.9%
BRP, Inc.	45,444	1,935,006
Callaway Golf Co.(a)	143,225	2,507,870
Malibu Boats, Inc. (Class A Stock)*	32,895	1,708,895

		6,151,771

Life Sciences Tools & Services — 1.1%
Luminex Corp.	79,812	2,596,284
PRA Health Sciences, Inc.*	24,216	2,355,975
Syneos Health, Inc.*(a)	51,181	2,981,293

		7,933,552

Machinery — 6.4%
Astec Industries, Inc.	36,878	1,707,820
Chart Industries, Inc.*	46,001	2,230,589
CIRCOR International, Inc.*	53,486	1,362,823
Colfax Corp.*(a)	138,052	3,851,651
Columbus McKinnon Corp.	81,372	2,721,893
Enerpac Tool Group Corp.	114,190	2,009,744
Federal Signal Corp.	106,371	3,162,410
Kennametal, Inc.	183,253	5,261,194
Navistar International Corp.*	45,730	1,289,586
Rexnord Corp.	257,767	7,513,908
SPX FLOW, Inc.*	113,732	4,258,126
Timken Co. (The)	88,495	4,025,638
TriMas Corp.*	142,232	3,406,456
Watts Water Technologies, Inc. (Class A Stock)	39,413	3,192,453

		45,994,291

Media — 0.8%
Nexstar Media Group, Inc. (Class A Stock)	51,471	4,307,608

	Shares	Value
COMMON STOCKS (continued)
Media (cont’d.)
TEGNA, Inc.	126,072	$1,404,442

		5,712,050

Metals & Mining — 1.7%
Cleveland-Cliffs, Inc.(a)	331,465	1,829,687
Commercial Metals Co.	189,737	3,870,635
Constellium SE*	317,273	2,436,656
Sandstorm Gold Ltd. (Canada)*	291,608	2,805,269
Warrior Met Coal, Inc.	90,925	1,399,336

		12,341,583

Mortgage Real Estate Investment Trusts (REITs) — 1.6%
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	10,812	260,461
KKR Real Estate Finance Trust, Inc.(a)	172,673	2,862,918
PennyMac Mortgage Investment Trust	297,388	5,213,212
Two Harbors Investment Corp.(a)	645,014	3,250,871

		11,587,462

Multiline Retail — 0.1%
Big Lots, Inc.	10,618	445,956

Oil, Gas & Consumable Fuels — 2.9%
Brigham Minerals, Inc. (Class A Stock)	177,197	2,188,383
Euronav NV (Belgium)(a)	242,842	1,979,162
Falcon Minerals Corp.(a)	261,837	837,879
Golar LNG Ltd. (Cameroon)*(a)	250,759	1,815,495
Noble Energy, Inc.	238,019	2,132,650
Parsley Energy, Inc. (Class A Stock)	328,690	3,510,409
Rattler Midstream LP	149,670	1,451,799
Viper Energy Partners LP	359,781	3,727,331
WPX Energy, Inc.*	501,768	3,201,280

		20,844,388

Personal Products — 0.3%
BellRing Brands, Inc. (Class A Stock)*	85,762	1,710,094
Edgewell Personal Care Co.*	25,880	806,421

		2,516,515

Pharmaceuticals — 0.4%
Prestige Consumer Healthcare, Inc.*	76,823	2,885,472

Professional Services — 1.3%
ASGN, Inc.*	76,186	5,080,082
FTI Consulting, Inc.*	13,532	1,550,091
ICF International, Inc.	37,820	2,451,871

		9,082,044

Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	163,501	2,488,485

Road & Rail — 1.3%
ArcBest Corp.	43,222	1,145,815
Marten Transport Ltd.	124,062	3,121,400
Saia, Inc.*	35,569	3,954,562
Werner Enterprises, Inc.(a)	33,789	1,470,835

		9,692,612

Semiconductors & Semiconductor Equipment — 1.7%
FormFactor, Inc.*	31,498	923,836

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Lattice Semiconductor Corp.*(a)	95,596	$2,713,970
MACOM Technology Solutions Holdings, Inc.*	2,806	96,386
MKS Instruments, Inc.	20,967	2,374,303
Onto Innovation, Inc.*	104,942	3,572,226
Semtech Corp.*	46,440	2,425,097

		12,105,818

Software — 1.0%
Bottomline Technologies DE, Inc.*	57,462	2,917,346
Cloudera, Inc.*(a)	145,047	1,844,998
Verint Systems, Inc.*	54,007	2,440,036

		7,202,380

Specialty Retail — 2.8%
Burlington Stores, Inc.*	9,209	1,813,528
Five Below, Inc.*	17,918	1,915,613
Lithia Motors, Inc. (Class A Stock)	26,617	4,027,951
Michaels Cos., Inc. (The)*(a)	351,238	2,483,253
Rent-A-Center, Inc.	105,118	2,924,383
RH*(a)	10,168	2,530,815
Sally Beauty Holdings, Inc.*	12,630	158,254
Sonic Automotive, Inc. (Class A Stock)	70,417	2,247,006
Zumiez, Inc.*	83,058	2,274,128

		20,374,931

Textiles, Apparel & Luxury Goods — 1.3%
Crocs, Inc.*	91,078	3,353,492
Deckers Outdoor Corp.*	12,899	2,533,235
Wolverine World Wide, Inc.	135,656	3,229,969

		9,116,696

Thrifts & Mortgage Finance — 2.2%
MGIC Investment Corp.	433,364	3,549,251
NMI Holdings, Inc. (Class A Stock)*	170,002	2,733,632
Provident Financial Services, Inc.	136,681	1,975,041
Walker & Dunlop, Inc.	59,231	3,009,527
Washington Federal, Inc.	183,990	4,938,292

		16,205,743

Trading Companies & Distributors — 1.5%
Beacon Roofing Supply, Inc.*	92,781	2,446,635
BMC Stock Holdings, Inc.*	116,986	2,941,028
Herc Holdings, Inc.*	64,678	1,987,555
Kaman Corp.	76,458	3,180,653

		10,555,871

	Shares	Value
COMMON STOCKS (continued)
Water Utilities — 0.4%
SJW Group	47,719	$2,963,827

TOTAL COMMON STOCKS (cost $728,616,337)		707,164,464

EXCHANGE-TRADED FUND — 0.7%
iShares Russell 2000 Value ETF(a)	54,172	5,279,603

(cost $4,882,159)
TOTAL LONG-TERM INVESTMENTS (cost $733,498,496)		712,444,067

SHORT-TERM INVESTMENTS — 10.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	9,282,258	9,282,258
PGIM Institutional Money Market Fund (cost $69,715,667; includes $69,686,395 of cash collateral for securities on loan)(b)(w)	69,718,354	69,718,354

TOTAL SHORT-TERM INVESTMENTS (cost $78,997,925)		79,000,612

TOTAL INVESTMENTS — 109.5% (cost $812,496,421)		791,444,679
Liabilities in excess of other assets — (9.5)%		(68,622,255)

NET ASSETS — 100.0%		$722,822,424

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,793,285; cash collateral of $69,686,395 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$7,204,557	$—	$—
Air Freight & Logistics	3,474,416	—	—
Airlines	4,005,131	—	—
Auto Components	7,105,071	—	—
Banks	119,117,749	—	—
Biotechnology	4,564,743	—	—
Building Products	9,818,923	—	—
Capital Markets	16,326,882	—	—
Chemicals	13,355,331	—	—
Commercial Services & Supplies	11,307,214	—	—
Communications Equipment	7,758,232	—	—
Construction & Engineering	11,666,253	—	—
Construction Materials	3,192,153	—	—
Consumer Finance	3,875,740	—	—
Containers & Packaging	2,725,784	—	—
Diversified Consumer Services	1,814,397	—	—
Diversified Financial Services	3,050,297	—	—
Electric Utilities	23,195,457	—	—
Electrical Equipment	2,058,240	—	—
Electronic Equipment, Instruments & Components	15,765,314	—	—
Energy Equipment & Services	6,763,626	—	—
Entertainment	304,724	—	—
Equity Real Estate Investment Trusts (REITs)	70,923,744	—	—
Food & Staples Retailing	8,541,006	—	—
Food Products	13,048,795	—	—
Gas Utilities	11,041,211	—	—
Health Care Equipment & Supplies	14,406,958	—	—
Health Care Providers & Services	8,836,669	—	—
Health Care Technology	5,109,586	—	—
Hotels, Restaurants & Leisure	20,708,330	—	—
Household Durables	15,618,611	—	—
Insurance	32,551,048	—	—
IT Services	11,726,825	—	—
Leisure Products	6,151,771	—	—
Life Sciences Tools & Services	7,933,552	—	—
Machinery	45,994,291	—	—
Media	5,712,050	—	—
Metals & Mining	12,341,583	—	—
Mortgage Real Estate Investment Trusts (REITs)	11,587,462	—	—
Multiline Retail	445,956	—	—
Oil, Gas & Consumable Fuels	20,844,388	—	—
Personal Products	2,516,515	—	—
Pharmaceuticals	2,885,472	—	—
Professional Services	9,082,044	—	—
Real Estate Management & Development	2,488,485	—	—
Road & Rail	9,692,612	—	—
Semiconductors & Semiconductor Equipment	12,105,818	—	—
Software	7,202,380	—	—
Specialty Retail	20,374,931	—	—
Textiles, Apparel & Luxury Goods	9,116,696	—	—
Thrifts & Mortgage Finance	16,205,743	—	—
Trading Companies & Distributors	10,555,871	—	—
Water Utilities	2,963,827	—	—
Exchange-Traded Fund	5,279,603	—	—
Affiliated Mutual Funds	79,000,612	—	—

Total	$791,444,679	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Banks	16.5%
Affiliated Mutual Funds (9.6% represents investments purchased with collateral from securities on loan)	10.9
Equity Real Estate Investment Trusts (REITs)	9.8
Machinery	6.4
Insurance	4.5
Electric Utilities	3.2
Oil, Gas & Consumable Fuels	2.9
Hotels, Restaurants & Leisure	2.9
Specialty Retail	2.8
Capital Markets	2.3
Thrifts & Mortgage Finance	2.2
Electronic Equipment, Instruments & Components	2.2
Household Durables	2.2
Health Care Equipment & Supplies	2.0
Chemicals	1.8
Food Products	1.8
Metals & Mining	1.7
Semiconductors & Semiconductor Equipment	1.7
IT Services	1.6
Construction & Engineering	1.6
Mortgage Real Estate Investment Trusts (REITs)	1.6
Commercial Services & Supplies	1.6
Gas Utilities	1.5
Trading Companies & Distributors	1.5
Building Products	1.4
Road & Rail	1.3
Textiles, Apparel & Luxury Goods	1.3
Professional Services	1.3
Health Care Providers & Services	1.2
Food & Staples Retailing	1.2

Life Sciences Tools & Services	1.1%
Communications Equipment	1.1
Aerospace & Defense	1.0
Software	1.0
Auto Components	1.0
Energy Equipment & Services	0.9
Leisure Products	0.9
Media	0.8
Exchange-Traded Fund	0.7
Health Care Technology	0.7
Biotechnology	0.6
Airlines	0.6
Consumer Finance	0.5
Air Freight & Logistics	0.5
Construction Materials	0.4
Diversified Financial Services	0.4
Water Utilities	0.4
Pharmaceuticals	0.4
Containers & Packaging	0.4
Personal Products	0.3
Real Estate Management & Development	0.3
Electrical Equipment	0.3
Diversified Consumer Services	0.2
Multiline Retail	0.1
Entertainment	0.0 *

109.5
Liabilities in excess of other assets	(9.5)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$68,793,285	$(68,793,285)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $68,793,285:
Unaffiliated investments (cost $733,498,496)	$712,444,067
Affiliated investments (cost $78,997,925)	79,000,612
Receivable for investments sold	15,098,349
Dividends receivable	972,244
Receivable for Portfolio shares sold	115,095
Tax reclaim receivable	69,300
Prepaid expenses and other assets	1,713

Total Assets	807,701,380

LIABILITIES
Payable to broker for collateral for securities on loan	69,686,395
Payable for investments purchased	14,531,344
Management fee payable	305,306
Payable for Portfolio shares repurchased	194,183
Accrued expenses and other liabilities	99,905
Payable to affiliate	32,674
Distribution fee payable	28,669
Affiliated transfer agent fee payable	378
Trustees’ fees payable	102

Total Liabilities	84,878,956

NET ASSETS	$722,822,424

Net assets were comprised of:
Partners’ Equity	$722,822,424

Net asset value and redemption price per share, $722,822,424 / 38,109,787 outstanding shares of beneficial interest	$18.97

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $36,224 foreign withholding tax)	$5,717,013
Income from securities lending, net (including affiliated income of $158,083)	164,783
Affiliated dividend income	82,759

Total income	5,964,555

EXPENSES
Management fee	2,749,526
Distribution fee	888,441
Custodian and accounting fees	49,658
Audit fee	11,561
Trustees’ fees	9,681
Legal fees and expenses	7,149
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,772
Miscellaneous	15,554

Total expenses	3,737,802
Less: Fee waiver and/or expense reimbursement	(35,538)

Net expenses	3,702,264

NET INVESTMENT INCOME (LOSS)	2,262,291

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(50,717))	(102,233,865)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(7,873))	(147,551,477)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(249,785,342)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(247,523,051)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,262,291	$6,684,958
Net realized gain (loss) on investment and foreign currency transactions	(102,233,865)	43,160,488
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(147,551,477)	129,223,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(247,523,051)	179,069,046

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [15,287,933 and 3,858,492 shares, respectively]	267,130,175	86,543,798
Portfolio shares repurchased [15,367,963 and 4,395,081 shares, respectively]	(252,707,448)	(100,223,167)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	14,422,727	(13,679,369)

CAPITAL CONTRIBUTIONS	—	1,210

TOTAL INCREASE (DECREASE)	(233,100,324)	165,390,887
NET ASSETS:
Beginning of period	955,922,748	790,531,861

End of period	$722,822,424	$955,922,748

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.4%

COMMON STOCKS
Aerospace & Defense — 0.6%
Boeing Co. (The)	19,200	$3,519,360
Embraer SA (Brazil), ADR*	469,800	2,809,404

		6,328,764

Air Freight & Logistics — 2.1%
FedEx Corp.	167,400	23,472,828

Auto Components — 2.7%
Adient PLC*	180,600	2,965,452
Magna International, Inc. (Canada)	628,200	27,973,746

		30,939,198

Automobiles — 3.7%
General Motors Co.	1,351,000	34,180,300
Harley-Davidson, Inc.(a)	357,100	8,488,267

		42,668,567

Banks — 13.5%
Bank of America Corp.	1,189,654	28,254,282
Citigroup, Inc.	740,860	37,857,946
Citizens Financial Group, Inc.	1,100,800	27,784,192
PNC Financial Services Group, Inc. (The)	136,000	14,308,560
Wells Fargo & Co.	1,748,583	44,763,725

		152,968,705

Capital Markets — 4.3%
Goldman Sachs Group, Inc. (The)	170,900	33,773,258
State Street Corp.	236,200	15,010,510

		48,783,768

Chemicals — 0.5%
PPG Industries, Inc.	53,900	5,716,634

Communications Equipment — 1.7%
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	2,053,900	19,101,270

Consumer Finance — 1.4%
Discover Financial Services	317,600	15,908,584

Containers & Packaging — 1.6%
International Paper Co.	524,400	18,464,124

Diversified Financial Services — 1.3%
Equitable Holdings, Inc.	750,600	14,479,074

Electric Utilities — 2.8%
PPL Corp.	870,100	22,483,384
Southern Co. (The)	172,600	8,949,310

		31,432,694

Electronic Equipment, Instruments & Components — 3.7%
Corning, Inc.	866,500	22,442,350
TE Connectivity Ltd.	242,800	19,800,340

		42,242,690

Energy Equipment & Services — 3.3%
Halliburton Co.	637,500	8,274,750
National Oilwell Varco, Inc.(a)	1,607,200	19,688,200

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services (cont’d.)
Schlumberger Ltd.	529,900	$9,744,861

		37,707,811

Food Products — 0.6%
Mondelez International, Inc. (Class A Stock)	141,400	7,229,782

Health Care Equipment & Supplies — 4.3%
Koninklijke Philips NV (Netherlands),
NVDR*(a)	119,310	5,588,486
Medtronic PLC	270,900	24,841,530
Zimmer Biomet Holdings, Inc.	151,300	18,059,168

		48,489,184

Health Care Providers & Services — 4.1%
Anthem, Inc.	108,200	28,454,436
UnitedHealth Group, Inc.	60,400	17,814,980

		46,269,416

Industrial Conglomerates — 5.0%
General Electric Co.	8,337,200	56,943,076

Insurance — 7.6%
American International Group, Inc.	1,642,200	51,203,796
Hartford Financial Services Group, Inc. (The)	367,600	14,170,980
Travelers Cos., Inc. (The)(a)	181,900	20,745,695

		86,120,471

Internet & Direct Marketing Retail — 1.0%
Booking Holdings, Inc.*	7,100	11,305,614

Machinery — 4.9%
CNH Industrial NV (United
Kingdom)*(a)	2,759,400	19,398,582
Cummins, Inc.	169,800	29,419,548
PACCAR, Inc.	98,100	7,342,785

		56,160,915

Media — 3.7%
Comcast Corp. (Class A Stock)	542,700	21,154,446
Discovery, Inc. (Class C Stock)*	747,200	14,391,072
ViacomCBS, Inc. (Class B Stock)(a)	297,500	6,937,700

		42,483,218

Oil, Gas & Consumable Fuels — 7.5%
Apache Corp.	1,075,900	14,524,650
Hess Corp.	478,700	24,801,447
Marathon Oil Corp.(a)	1,915,400	11,722,248
Marathon Petroleum Corp.	281,861	10,535,964
Murphy Oil Corp.(a)	313,900	4,331,820
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	581,793	19,018,813

		84,934,942

Personal Products — 1.6%
Unilever PLC (United Kingdom), ADR(a)	340,300	18,675,664

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals — 2.7%
GlaxoSmithKline PLC (United Kingdom), ADR(a)	484,900	$19,779,071
Sanofi (France), ADR	214,700	10,960,435

		30,739,506

Semiconductors & Semiconductor Equipment — 0.7%
Texas Instruments, Inc.(a)	66,700	8,468,899

Software — 6.5%
Microsoft Corp.	208,050	42,340,256
Oracle Corp.	578,300	31,962,641

		74,302,897

Technology Hardware, Storage & Peripherals — 2.0%
Hewlett Packard Enterprise Co.	2,332,400	22,694,252

Wireless Telecommunication Services — 2.0%
Vodafone Group PLC (United Kingdom), ADR	1,422,445	22,673,773

TOTAL LONG-TERM INVESTMENTS (cost $1,194,516,746)		1,107,706,320

SHORT-TERM INVESTMENTS — 10.2%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	24,007,604	24,007,604
PGIM Institutional Money Market Fund (cost $91,417,990; includes $91,370,224 of cash collateral for securities on loan)(b)(w)	91,412,163	91,412,163

TOTAL SHORT-TERM INVESTMENTS (cost $115,425,594)		115,419,767

TOTAL INVESTMENTS — 107.6% (cost $1,309,942,340)		1,223,126,087
Liabilities in excess of other assets — (7.6)%		(86,294,252)

NET ASSETS — 100.0%		$1,136,831,835

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $89,159,243; cash collateral of $91,370,224 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$6,328,764	$—	$—
Air Freight & Logistics	23,472,828	—	—
Auto Components	30,939,198	—	—
Automobiles	42,668,567	—	—
Banks	152,968,705	—	—
Capital Markets	48,783,768	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Chemicals	$5,716,634	$—	$—
Communications Equipment	19,101,270	—	—
Consumer Finance	15,908,584	—	—
Containers & Packaging	18,464,124	—	—
Diversified Financial Services	14,479,074	—	—
Electric Utilities	31,432,694	—	—
Electronic Equipment, Instruments & Components	42,242,690	—	—
Energy Equipment & Services	37,707,811	—	—
Food Products	7,229,782	—	—
Health Care Equipment & Supplies	48,489,184	—	—
Health Care Providers & Services	46,269,416	—	—
Industrial Conglomerates	56,943,076	—	—
Insurance	86,120,471	—	—
Internet & Direct Marketing Retail	11,305,614	—	—
Machinery	56,160,915	—	—
Media	42,483,218	—	—
Oil, Gas & Consumable Fuels	84,934,942	—	—
Personal Products	18,675,664	—	—
Pharmaceuticals	30,739,506	—	—
Semiconductors & Semiconductor Equipment	8,468,899	—	—
Software	74,302,897	—	—
Technology Hardware, Storage & Peripherals	22,694,252	—	—
Wireless Telecommunication Services	22,673,773	—	—
Affiliated Mutual Funds	115,419,767	—	—

Total	$1,223,126,087	$—	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Banks	13.5%
Affiliated Mutual Funds (8.0% represents investments purchased with collateral from securities on loan)	10.2
Insurance	7.6
Oil, Gas & Consumable Fuels	7.5
Software	6.5
Industrial Conglomerates	5.0
Machinery	4.9
Capital Markets	4.3
Health Care Equipment & Supplies	4.3
Health Care Providers & Services	4.1
Automobiles	3.7
Media	3.7
Electronic Equipment, Instruments & Components	3.7
Energy Equipment & Services	3.3
Electric Utilities	2.8
Auto Components	2.7
Pharmaceuticals	2.7

Air Freight & Logistics	2.1%
Technology Hardware, Storage & Peripherals	2.0
Wireless Telecommunication Services	2.0
Communications Equipment	1.7
Personal Products	1.6
Containers & Packaging	1.6
Consumer Finance	1.4
Diversified Financial Services	1.3
Internet & Direct Marketing Retail	1.0
Semiconductors & Semiconductor Equipment	0.7
Food Products	0.6
Aerospace & Defense	0.6
Chemicals	0.5

107.6
Liabilities in excess of other assets	(7.6)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$89,159,243	$(89,159,243)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $89,159,243:
Unaffiliated investments (cost $1,194,516,746)	$1,107,706,320
Affiliated investments (cost $115,425,594)	115,419,767
Receivable for Portfolio shares sold	6,617,251
Dividends receivable	2,167,582
Tax reclaim receivable	875,574
Prepaid expenses	1,512

Total Assets	1,232,788,006

LIABILITIES
Payable to broker for collateral for securities on loan	91,370,224
Payable for investments purchased	3,252,761
Payable to affiliate	875,574
Management fee payable	293,692
Accrued expenses and other liabilities	112,630
Distribution fee payable	44,662
Payable for Portfolio shares repurchased	5,346
Trustees’ fees payable	904
Affiliated transfer agent fee payable	378

Total Liabilities	95,956,171

NET ASSETS	$1,136,831,835

Net assets were comprised of:
Partners’ Equity	$1,136,831,835

Net asset value and redemption price per share, $1,136,831,835 / 44,907,285 outstanding shares of beneficial interest	$25.32

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $205,559 foreign withholding tax)	$15,080,286
Income from securities lending, net (including affiliated income of $235,220)	274,382
Affiliated dividend income	143,815

Total income	15,498,483

EXPENSES
Management fee	2,992,756
Distribution fee	1,319,312
Custodian and accounting fees	48,980
Audit fee	14,072
Trustees’ fees	12,443
Legal fees and expenses	9,166
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	3,428
Miscellaneous	18,896

Total expenses	4,422,513
Less: Fee waiver and/or expense reimbursement	(47,495)

Net expenses	4,375,018

NET INVESTMENT INCOME (LOSS)	11,123,465

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(63,919))	(137,891,879)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(12,980))	(266,901,849)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(404,793,728)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(393,670,263)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$11,123,465	$27,357,945
Net realized gain (loss) on investment and foreign currency transactions	(137,891,879)	51,790,702
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(266,901,849)	356,348,802

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(393,670,263)	435,497,449

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [22,167,052 and 5,078,624 shares, respectively]	530,765,386	148,112,276
Portfolio shares repurchased [23,543,431 and 25,528,912 shares, respectively]	(531,106,265)	(757,188,514)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(340,879)	(609,076,238)

CAPITAL CONTRIBUTIONS	—	2,277

TOTAL INCREASE (DECREASE)	(394,011,142)	(173,576,512)
NET ASSETS:
Beginning of period	1,530,842,977	1,704,419,489

End of period	$1,136,831,835	$1,530,842,977

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.7%

COMMON STOCKS — 97.2%
Argentina — 2.3%
MercadoLibre, Inc.*	42,883	$42,272,775

Australia — 1.5%
Aristocrat Leisure Ltd.	326,459	5,826,091
Cochlear Ltd.	78,992	10,393,541
CSL Ltd.	54,739	10,936,450

		27,156,082

Austria — 0.4%
BAWAG Group AG, 144A*	208,346	7,225,934

Belgium — 0.3%
KBC Group NV	88,340	5,106,070

Canada — 4.1%
Alimentation Couche-Tard, Inc. (Class B Stock)	86,543	2,713,712
Brookfield Asset Management, Inc. (Class A Stock)(a)	276,612	9,100,535
Canadian National Railway Co.	136,554	12,081,247
Dollarama, Inc.	190,884	6,349,677
Shopify, Inc. (Class A Stock)*	49,158	46,660,773

		76,905,944

China — 11.5%
Alibaba Group Holding Ltd.*	1,058,696	28,664,047
Alibaba Group Holding Ltd., ADR*	125,196	27,004,777
China Merchants Bank Co. Ltd. (Class H Stock)	2,022,000	9,332,834
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	1,187,531	15,555,578
Kweichow Moutai Co. Ltd. (Class A Stock)	68,890	14,266,875
Meituan Dianping (Class B Stock)*	1,310,586	29,243,201
NetEase, Inc., ADR	27,729	11,906,278
TAL Education Group, ADR*	204,756	14,001,215
Tencent Holdings Ltd.	769,716	49,632,477
Wuxi Biologics Cayman, Inc., 144A*	793,459	14,593,056

		214,200,338

Denmark — 3.3%
Chr Hansen Holding A/S	30,269	3,126,225
Coloplast A/S (Class B Stock)	74,758	11,622,653
DSV Panalpina A/S	53,542	6,565,160
Novo Nordisk A/S (Class B Stock)	445,442	29,037,699
Orsted A/S, 144A	85,802	9,969,541

		60,321,278

Finland — 0.4%
Neste OYJ	178,676	7,016,181

France — 11.4%
Air Liquide SA	30,328	4,396,200
Airbus SE*	98,448	7,052,970
Arkema SA	26,296	2,526,857
Capgemini SE	86,183	9,946,085
Dassault Systemes SE	105,445	18,270,060
Kering SA.	19,153	10,468,390
L’Oreal SA*	117,899	37,916,935

	Shares	Value
COMMON STOCKS (continued)
France (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE	100,658	$44,761,940
Pernod Ricard SA	144,682	22,836,667
Remy Cointreau SA(a)	74,203	10,116,817
Safran SA*	93,222	9,393,705
Schneider Electric SE	81,127	9,079,739
Teleperformance*	70,620	18,008,155
TOTAL SA(a)	180,906	6,991,060

		211,765,580

Germany — 5.3%
adidas AG*	14,743	3,895,705
Brenntag AG	127,660	6,733,653
CTS Eventim AG & Co. KGaA*	119,235	4,990,194
Deutsche Boerse AG	35,270	6,408,948
Gerresheimer AG	134,710	12,478,840
Infineon Technologies AG	815,413	19,356,384
Rational AG(a)	11,762	6,623,033
SAP SE	109,992	15,458,186
SAP SE, ADR(a)	85,559	11,978,260
Scout24 AG, 144A	92,068	7,179,131
TeamViewer AG, 144A*	59,967	3,300,767

		98,403,101

Hong Kong — 1.7%
AIA Group Ltd.	2,111,636	19,739,688
Techtronic Industries Co. Ltd.	1,159,100	11,434,944

		31,174,632

India — 1.3%
Housing Development Finance Corp. Ltd.	288,851	6,706,683
Infosys Ltd., ADR(a)	622,515	6,013,495
Reliance Industries Ltd.	476,996	10,796,888
Reliance Industries Ltd. PP*	34,559	365,163

		23,882,229

Ireland — 2.1%
AerCap Holdings NV*	83,873	2,583,289
CRH PLC	338,637	11,632,770
Kerry Group PLC (Class A Stock)	80,135	9,969,534
Kingspan Group PLC	186,718	12,089,486
Smurfit Kappa Group PLC	84,000	2,828,826

		39,103,905

Israel — 1.4%
Check Point Software Technologies Ltd.*(a)	114,973	12,351,549
Nice Ltd., ADR*(a)	70,279	13,299,598

		25,651,147

Italy — 2.2%
Brunello Cucinelli SpA*	395,653	11,809,667
Ferrari NV	134,597	23,064,697
Nexi SpA, 144A*	395,530	6,876,992

		41,751,356

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan — 8.0%
Asahi Intecc Co. Ltd.	164,000	$4,647,291
Bridgestone Corp.	241,100	7,750,631
Daikin Industries Ltd.	108,691	17,498,177
Freee KK*(a)	95,589	4,340,623
GMO Payment Gateway, Inc.	108,778	11,335,780
Hoya Corp.	190,600	18,151,253
Kao Corp.	53,800	4,261,577
Keyence Corp.	40,572	16,964,065
Menicon Co. Ltd.	208,986	10,280,710
Sanwa Holdings Corp.	670,400	6,018,288
SCSK Corp.	56,000	2,725,006
Shionogi & Co. Ltd.	98,200	6,147,725
Shiseido Co. Ltd.	136,700	8,684,781
SMC Corp.	22,700	11,629,360
Terumo Corp.	131,600	4,994,493
Tokio Marine Holdings, Inc.	94,500	4,115,074
Toyota Motor Corp.	133,700	8,383,404

		147,928,238

Luxembourg — 0.1%
Tenaris SA	329,993	2,150,231

Netherlands — 5.9%
Adyen NV, 144A*	38,912	56,900,162
ASML Holding NV	82,439	30,460,788
Heineken NV	101,355	9,387,030
Koninklijke Philips NV*	142,506	6,684,879
NXP Semiconductors NV	57,315	6,536,203

		109,969,062

Singapore — 0.3%
DBS Group Holdings Ltd.	430,100	6,448,733

Spain — 0.4%
Amadeus IT Group SA	139,923	7,318,899

Sweden — 2.0%
Assa Abloy AB (Class B Stock)	444,841	9,122,225
Atlas Copco AB (Class A Stock)	328,158	13,979,667
Autoliv, Inc.	21,491	1,386,385
Hexagon AB (Class B Stock)*	229,674	13,512,234

		38,000,511

Switzerland — 10.0%
Alcon, Inc.*	256,593	14,856,011
Givaudan SA	5,522	20,665,015
Julius Baer Group Ltd.	153,050	6,477,580
Lonza Group AG	43,169	22,879,792
Novartis AG	134,438	11,768,642
Partners Group Holding AG	18,878	17,210,532
Roche Holding AG	87,959	30,637,927
SGS SA	2,590	6,367,366
SIG Combibloc Group AG*	519,094	8,426,529
Sika AG	49,275	9,538,369
Sonova Holding AG*	49,339	9,878,777
Straumann Holding AG	12,118	10,471,895
Temenos AG	66,693	10,450,093
UBS Group AG	519,385	6,049,049

		185,677,577

	Shares	Value
COMMON STOCKS (continued)
Taiwan — 3.3%
Sea Ltd., ADR*(a)	292,821	$31,402,124
Taiwan Semiconductor Manufacturing Co. Ltd.	1,469,000	15,645,226
Taiwan Semiconductor Manufacturing Co. Ltd., ADR.	245,021	13,909,842

		60,957,192

United Kingdom — 13.2%
Abcam PLC	511,755	8,443,922
Ashtead Group PLC	225,197	7,626,149
AstraZeneca PLC	130,877	13,734,121
Barratt Developments PLC	561,497	3,475,040
Bunzl PLC	541,494	14,599,727
Compass Group PLC	481,657	6,670,825
DCC PLC	150,612	12,612,121
Diageo PLC	380,972	12,676,166
Electrocomponents PLC	1,055,584	8,814,130
Experian PLC	980,631	34,544,140
Fevertree Drinks PLC	354,014	9,019,535
Halma PLC	223,960	6,404,089
London Stock Exchange Group PLC	164,741	17,109,328
Prudential PLC	471,805	7,158,596
Reckitt Benckiser Group PLC	126,620	11,654,928
RELX PLC	845,768	19,697,397
Rentokil Initial PLC	1,610,163	10,196,281
Rightmove PLC	571,021	3,882,305
Segro PLC, REIT	800,376	8,885,671
Smith & Nephew PLC	329,946	6,188,534
Spectris PLC	156,565	4,899,374
Spirax-Sarco Engineering PLC	53,951	6,690,696
St. James’s Place PLC	510,302	6,051,269
Unilever NV	76,930	4,105,358

		245,139,702

United States — 4.8%
Aon PLC (Class A Stock)	49,710	9,574,146
Atlassian Corp. PLC (Class A Stock)*	143,515	25,871,449
Ferguson PLC	121,740	9,965,291
Lululemon Athletica, Inc.*	112,645	35,146,366
QIAGEN NV*	99,323	4,270,096
Samsonite International SA, 144A*	2,200,136	2,242,887
Sensata Technologies Holding PLC*	52,518	1,955,245

		89,025,480

TOTAL COMMON STOCKS (cost $1,430,327,748)		1,804,552,177

PREFERRED STOCK — 1.5%
Germany
Sartorius AG (PRFC)	82,478	27,300,599

(cost $10,872,748)
TOTAL LONG-TERM INVESTMENTS (cost $1,441,200,496)		1,831,852,776

SHORT-TERM INVESTMENTS — 6.1%

AFFILIATED MUTUAL FUNDS — 5.3%
PGIM Core Ultra Short Bond Fund(w)	12,352,904	12,352,904

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $86,492,532; includes $86,455,674 of cash collateral for securities on loan)(b)(w)	86,487,852	$86,487,852

TOTAL AFFILIATED MUTUAL FUNDS (cost $98,845,436)		98,840,756

UNAFFILIATED FUND — 0.8%
BlackRock Liquidity FedFund	14,346,309	14,346,309

(cost $14,346,309)
TOTAL SHORT-TERM INVESTMENTS (cost $113,191,745)		113,187,065

TOTAL INVESTMENTS — 104.8% (cost $1,554,392,241)		1,945,039,841

Liabilities in excess of other assets — (4.8)%		(89,287,762)

NET ASSETS — 100.0%		$1,855,752,079

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,774,934; cash collateral of $86,455,674 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Argentina	$42,272,775	$—	$—
Australia	—	27,156,082	—
Austria	—	7,225,934	—
Belgium	—	5,106,070	—
Canada	76,905,944	—	—
China	52,912,270	161,288,068	—
Denmark	—	60,321,278	—
Finland	—	7,016,181	—
France	—	211,765,580	—
Germany	11,978,260	86,424,841	—
Hong Kong	—	31,174,632	—
India	6,013,495	17,868,734	—
Ireland	2,583,289	36,520,616	—
Israel	25,651,147	—	—
Italy	—	41,751,356	—
Japan	—	147,928,238	—
Luxembourg	—	2,150,231	—
Netherlands	6,536,203	103,432,859	—
Singapore	—	6,448,733	—
Spain	—	7,318,899	—
Sweden	1,386,385	36,614,126	—
Switzerland	—	185,677,577	—
Taiwan	45,311,966	15,645,226	—
United Kingdom	—	245,139,702	—

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
United States	$72,547,206	$16,478,274	$—
Preferred Stock
Germany	—	27,300,599	—
Affiliated Mutual Funds	98,840,756	—	—
Unaffiliated Fund	14,346,309	—	—

Total	$457,286,005	$1,487,753,836	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

IT Services	8.0%
Health Care Equipment & Supplies	7.5
Internet & Direct Marketing Retail	6.9
Software	6.2
Textiles, Apparel & Luxury Goods	5.8
Pharmaceuticals	5.7
Affiliated Mutual Funds (4.7% represents investments purchased with collateral from securities on loan)	5.3
Semiconductors & Semiconductor Equipment	4.5
Professional Services	4.3
Beverages	4.3
Capital Markets	3.6
Interactive Media & Services	3.3
Personal Products	2.9
Life Sciences Tools & Services	2.9
Electronic Equipment, Instruments & Components	2.7
Machinery	2.7
Entertainment	2.6
Building Products	2.4
Trading Companies & Distributors	2.3
Insurance	2.2
Chemicals	2.1
Automobiles	1.7
Banks	1.5
Oil, Gas & Consumable Fuels	1.4
Biotechnology	1.0

Aerospace & Defense	0.9%
Unaffiliated Fund	0.8
Diversified Consumer Services	0.7
Industrial Conglomerates	0.7
Hotels, Restaurants & Leisure	0.7
Road & Rail	0.7
Containers & Packaging	0.7
Household Products	0.6
Construction Materials	0.6
Electrical Equipment	0.6
Commercial Services & Supplies	0.5
Electric Utilities	0.5
Food Products	0.5
Auto Components	0.5
Equity Real Estate Investment Trusts (REITs)	0.5
Thrifts & Mortgage Finance	0.4
Air Freight & Logistics	0.4
Multiline Retail	0.3
Household Durables	0.2
Food & Staples Retailing	0.1
Energy Equipment & Services	0.1

104.8
Liabilities in excess of other assets	(4.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$83,774,934	$(83,774,934)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $83,774,934:
Unaffiliated investments (cost $1,455,546,805)	$1,846,199,085
Affiliated investments (cost $98,845,436)	98,840,756
Foreign currency, at value (cost $1,686,041)	1,707,369
Cash	25,370
Tax reclaim receivable	8,051,498
Receivable for investments sold	1,862,841
Dividends receivable	1,323,757
Receivable from affiliate	14,063
Receivable for Portfolio shares sold	6,828
Prepaid expenses and other assets	78,874

Total Assets	1,958,110,441

LIABILITIES
Payable to broker for collateral for securities on loan	86,455,674
Payable for Portfolio shares repurchased	9,910,402
Payable to affiliate	3,860,097
Payable for investments purchased	1,179,414
Management fee payable	627,524
Accrued expenses and other liabilities	248,415
Distribution fee payable	76,458
Affiliated transfer agent fee payable	378

Total Liabilities	102,358,362

NET ASSETS	$1,855,752,079

Net assets were comprised of:
Partners’ Equity	$1,855,752,079

Net asset value and redemption price per share, $1,855,752,079 / 87,834,491 outstanding shares of beneficial interest	$21.13

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,393,364 foreign withholding tax, of which $63,902 is reimbursable by an affiliate)	$12,035,573
Income from securities lending, net (including affiliated income of $135,203)	211,363
Affiliated dividend income	152,695

Total income	12,399,631

EXPENSES
Management fee	7,327,741
Distribution fee	2,258,774
Custodian and accounting fees	300,013
Trustees’ fees	17,095
Audit fee	14,716
Legal fees and expenses	10,348
Shareholders’ reports	3,975
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	47,737

Total expenses	9,983,859
Less: Fee waiver and/or expense reimbursement	(180,702)

Net expenses	9,803,157

NET INVESTMENT INCOME (LOSS)	2,596,474

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $54,529)	71,252,287
Foreign currency transactions	(32,207)

71,220,080

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,845)) (net of change in foreign capital gains taxes $207,306)	(128,815,187)
Foreign currencies	47,409

(128,767,778)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(57,547,698)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,951,224)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$2,596,474	$12,705,853
Net realized gain (loss) on investment and foreign currency transactions	71,220,080	122,488,759
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(128,767,778)	426,292,066

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(54,951,224)	561,486,678

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [21,728,395 and 11,169,762 shares, respectively]	397,545,595	198,115,322
Portfolio shares repurchased [41,409,542 and 17,949,955 shares, respectively]	(693,642,375)	(329,685,797)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(296,096,780)	(131,570,475)

CAPITAL CONTRIBUTIONS	—	559,603

TOTAL INCREASE (DECREASE)	(351,048,004)	430,475,806
NET ASSETS:
Beginning of period	2,206,800,083	1,776,324,277

End of period	$1,855,752,079	$2,206,800,083

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.5%

COMMON STOCKS — 96.1%
Australia — 3.6%
AGL Energy Ltd.	266,900	$3,161,052
Beach Energy Ltd.	1,583,200	1,690,010
BHP Group Ltd.	166,300	4,143,965
BHP Group PLC	419,733	8,669,377
Fortescue Metals Group Ltd.	751,600	7,255,850
Harvey Norman Holdings Ltd.(a)	1,222,969	3,014,471
Inghams Group Ltd.	832,600	1,843,379
Link Administration Holdings Ltd.	949,100	2,715,014
Metcash Ltd.(a)	1,048,400	1,975,506
Mirvac Group, REIT	1,537,100	2,306,390
Myer Holdings Ltd.*(a)	2,108,600	273,930
Perenti Global Ltd.	1,790,400	1,436,298
Qantas Airways Ltd.	1,139,900	3,013,314
Rio Tinto Ltd.	84,300	5,723,746
St. Barbara Ltd.	1,386,200	3,049,582
Stockland, REIT	1,210,000	2,801,361
Super Retail Group Ltd.	338,300	1,897,409

		54,970,654

Austria — 0.5%
BAWAG Group AG, 144A*	67,200	2,330,656
OMV AG*	99,000	3,350,516
Wienerberger AG	113,600	2,483,216

		8,164,388

Belgium — 0.6%
Bekaert SA	126,200	2,482,062
Telenet Group Holding NV	80,300	3,317,347
UCB SA	24,700	2,870,936

		8,670,345

Canada — 1.6%
Canadian National Railway Co.	89,453	7,914,113
Suncor Energy, Inc.	537,516	9,062,862
TMX Group Ltd.	80,862	7,995,069

		24,972,044

China — 1.9%
China Resources Cement Holdings Ltd.	2,324,000	2,854,174
ENN Energy Holdings Ltd.	495,600	5,559,256
ESR Cayman Ltd., 144A*	2,157,400	5,112,197
Kingboard Holdings Ltd.	841,000	2,192,078
Lee & Man Paper Manufacturing Ltd.	2,779,000	1,507,313
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	1,024,000	10,280,052
Shenzhen International Holdings Ltd.	1,005,500	1,611,257

		29,116,327

Denmark — 1.6%
Carlsberg A/S (Class B Stock)	77,211	10,251,033
Danske Bank A/S*	211,700	2,835,221
Dfds A/S*	53,800	1,673,272
Pandora A/S	74,900	4,095,913
Vestas Wind Systems A/S	53,918	5,517,230

		24,372,669

	Shares	Value

COMMON STOCKS (continued)
Finland — 1.4%
Nordea Bank Abp*	1,414,432	$9,832,675
Sampo OYJ (Class A Stock)	218,778	7,566,420
Valmet OYJ(a)	156,600	4,111,594

		21,510,689

France — 12.6%
Air Liquide SA	89,354	12,952,324
Alstom SA	137,302	6,405,516
Arkema SA	52,200	5,016,045
Atos SE*	42,000	3,604,158
AXA SA*	268,200	5,658,689
BNP Paribas SA*	204,241	8,165,803
Bouygues SA*	118,900	4,098,795
Capgemini SE	48,400	5,585,678
Carrefour SA	340,700	5,279,102
Cie de Saint-Gobain*	117,200	4,252,712
Cie Generale des Etablissements Michelin SCA*	30,500	3,155,383
Cie Plastic Omnium SA	103,600	2,130,653
CNP Assurances*	224,900	2,618,639
Credit Agricole SA*	349,200	3,351,053
Engie SA*	1,784,097	22,147,587
Imerys SA(a)	54,500	1,870,167
Natixis SA*	818,900	2,164,964
Orange SA	518,900	6,218,289
Peugeot SA*	164,100	2,693,073
Rubis SCA	48,600	2,351,131
Safran SA*	116,077	11,696,736
Sanofi	362,419	37,150,852
Societe BIC SA	55,500	2,823,038
Societe Generale SA*	110,300	1,857,845
Sopra Steria Group	16,500	2,051,676
TOTAL SA	71,900	2,778,555
Vinci SA(a)	79,132	7,307,349
Vivendi SA	720,131	18,541,324

		193,927,136

Germany — 9.2%
Allianz SE	39,500	8,114,838
Aurubis AG	46,100	2,853,663
Bayer AG	109,400	8,148,043
Bayerische Motoren Werke AG	57,500	3,672,105
Covestro AG, 144A*	62,800	2,403,026
Daimler AG*	74,100	3,026,975
Deutsche Lufthansa AG*(a)	180,400	1,820,502
Deutsche Post AG*	227,200	8,375,186
Deutsche Telekom AG	270,100	4,569,281
Duerr AG	93,800	2,463,624
Fresenius Medical Care AG & Co. KGaA*	100,144	8,640,126
Fresenius SE & Co. KGaA*	83,200	4,157,478
HeidelbergCement AG	37,500	2,019,372
HOCHTIEF AG	40,100	3,587,419
Infineon Technologies AG	250,921	5,956,397
Merck KGaA	89,676	10,504,803
METRO AG	249,900	2,384,494
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,800	4,120,696

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Germany (cont’d.)
Rheinmetall AG	48,200	$4,214,287
SAP SE	180,157	25,319,118
Siemens AG	21,340	2,532,150
Siltronic AG	29,500	3,030,045
Software AG	35,100	1,423,333
United Internet AG	133,500	5,690,608
Volkswagen AG*(a)	28,900	4,676,363
Vonovia SE	130,439	8,027,679

		141,731,611

Hong Kong — 1.1%
CK Asset Holdings Ltd.	344,000	2,052,992
Dah Sing Financial Holdings Ltd.	484,312	1,361,206
Skyworth Group Ltd.*	572,000	161,561
Tongda Group Holdings Ltd.	25,930,000	1,554,107
WH Group Ltd., 144A	7,296,000	6,295,960
Xinyi Glass Holdings Ltd.	2,690,000	3,297,835
Yue Yuen Industrial Holdings Ltd.	1,711,000	2,619,639

		17,343,300

Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	6,539,900	2,273,551

Ireland — 0.6%
C&C Group PLC	539,600	1,540,086
Ryanair Holdings PLC, ADR*	78,004	5,174,786
Smurfit Kappa Group PLC	74,600	2,512,267

		9,227,139

Israel — 0.7%
Bank Leumi Le-Israel BM	1,404,912	7,049,025
Isracard Ltd.	12,844	29,266
Teva Pharmaceutical Industries Ltd.*	249,600	3,038,096

		10,116,387

Italy — 2.4%
A2A SpA	2,380,000	3,379,182
Enel SpA	2,699,759	23,383,606
Leonardo SpA	500,100	3,344,695
Mediobanca Banca di Credito Finanziario SpA	387,800	2,804,174
Unipol Gruppo SpA*	507,400	1,982,083
UnipolSai Assicurazioni SpA(a)	1,147,600	2,752,363

		37,646,103

Japan — 20.0%
AEON REIT Investment Corp., REIT	1,800	1,919,949
AGC, Inc.	111,800	3,185,060
Aozora Bank Ltd.	133,900	2,330,441
Astellas Pharma, Inc.	440,900	7,357,269
Brother Industries Ltd.	130,300	2,351,545
Credit Saison Co. Ltd.	196,600	2,247,136
Dai-ichi Life Holdings, Inc.	329,500	3,922,775
Daito Trust Construction Co. Ltd.	28,000	2,572,404
Daiwa House Industry Co. Ltd.	537,395	12,669,158
Daiwabo Holdings Co. Ltd.	34,400	2,247,792
DTS Corp.	102,900	2,123,528
EDION Corp.	204,500	2,072,433
Fuyo General Lease Co. Ltd.	52,700	2,928,668

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Haseko Corp.	182,000	$2,292,571
Hazama Ando Corp.	303,400	1,754,130
Heiwado Co. Ltd.	47,600	831,681
Hitachi Ltd.	470,100	14,933,736
Honda Motor Co. Ltd.	249,000	6,361,945
Idemitsu Kosan Co. Ltd.	109,900	2,338,854
Isuzu Motors Ltd.	392,900	3,550,080
ITOCHU Corp.	197,900	4,261,891
Japan Airlines Co. Ltd.	99,800	1,809,685
Japan Aviation Electronics Industry Ltd.	192,000	2,595,946
Kandenko Co. Ltd.	213,100	1,813,800
Kaneka Corp.	80,100	2,080,880
Kao Corp.	121,090	9,591,717
KDDI Corp.	367,500	11,019,502
Keiyo Bank Ltd. (The)	398,600	1,912,158
Komatsu Ltd.	126,200	2,583,100
Lintec Corp.	78,800	1,873,379
Makita Corp.	247,400	8,984,950
Marubeni Corp.	676,100	3,058,718
Matsumotokiyoshi Holdings Co. Ltd.	80,600	2,925,237
Medipal Holdings Corp.	158,200	3,047,711
Mitsubishi Chemical Holdings Corp.	310,900	1,809,048
Mitsubishi Gas Chemical Co., Inc.	224,200	3,396,590
Mitsubishi UFJ Financial Group, Inc.	804,500	3,154,514
Mitsubishi UFJ Lease & Finance Co. Ltd.	468,000	2,215,120
Mitsui & Co. Ltd.	188,800	2,791,021
Mitsui Chemicals, Inc.	133,800	2,792,019
Mizuho Financial Group, Inc.	2,082,600	2,551,911
Nexon Co. Ltd.	689,000	15,561,572
Nikon Corp.	203,100	1,702,411
Nintendo Co. Ltd.	34,500	15,419,678
Nippon Telegraph & Telephone Corp.	526,700	12,274,872
Nippon Television Holdings, Inc.	218,000	2,356,574
Nishi-Nippon Financial Holdings, Inc.	297,400	2,008,291
Nomura Holdings, Inc.	1,115,200	4,987,229
Nomura Real Estate Holdings, Inc.	173,500	3,217,620
NS Solutions Corp.	94,100	2,573,738
NTT DOCOMO, Inc.	58,100	1,546,291
Obayashi Corp.	361,500	3,378,692
ORIX Corp.	361,300	4,452,031
Resona Holdings, Inc.	663,600	2,266,774
Sankyu, Inc.	77,000	2,890,263
Sawai Pharmaceutical Co. Ltd.	34,300	1,761,656
Seino Holdings Co. Ltd.	199,400	2,605,526
Shionogi & Co. Ltd.	93,500	5,853,485
Shizuoka Gas Co. Ltd.	320,500	2,934,269
SKY Perfect JSAT Holdings, Inc.	544,400	2,022,885
Sojitz Corp.	1,318,700	2,875,409
Sompo Holdings, Inc.	97,700	3,358,386
Sumitomo Corp.	162,000	1,854,340
Sumitomo Forestry Co. Ltd.	168,000	2,109,471
Sumitomo Heavy Industries Ltd.	117,000	2,560,863
Sumitomo Mitsui Financial Group, Inc.	496,100	13,953,258
Suzuki Motor Corp.	157,800	5,355,990
Teijin Ltd.	121,600	1,932,600
Toho Holdings Co. Ltd.	66,400	1,241,517
Tokai Rika Co. Ltd.	15,800	229,059
Tokuyama Corp.	87,600	2,060,822

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Tokyo Seimitsu Co. Ltd.	66,200	$2,128,888
Towa Pharmaceutical Co. Ltd.	88,700	1,637,958
Toyota Motor Corp.	46,900	2,940,775
Tsubakimoto Chain Co.	96,900	2,354,052
Ube Industries Ltd.	170,800	2,935,530
Ulvac, Inc.	93,500	2,698,461
Valor Holdings Co. Ltd.	49,400	963,052
Yamaha Corp.	139,100	6,550,991
Yokohama Rubber Co. Ltd. (The)	148,300	2,093,867

		307,909,198

Luxembourg — 0.3%
ArcelorMittal SA*	415,574	4,458,464

Mexico — 0.3%
Arca Continental SAB de CV	921,000	4,043,112

Netherlands — 4.1%
ABN AMRO Bank NV, 144A, CVA	262,900	2,287,829
Aegon NV	740,800	2,222,938
ASR Nederland NV	81,200	2,513,154
ING Groep NV	361,900	2,531,918
JDE Peet’s BV*	135,326	5,538,420
Koninklijke Ahold Delhaize NV	395,600	10,827,001
Koninklijke DSM NV	95,651	13,317,388
NN Group NV	130,800	4,402,801
Pharming Group NV*	1,782,300	2,352,494
Royal Dutch Shell PLC (Class B Stock)	214,200	3,271,176
Signify NV, 144A*	177,200	4,609,411
Wolters Kluwer NV	113,080	8,872,699

		62,747,229

New Zealand — 0.1%
Air New Zealand Ltd.	2,577,100	2,212,830

Norway — 1.7%
DNB ASA*	289,200	3,838,645
Equinor ASA	488,006	6,977,764
Leroy Seafood Group ASA	541,300	3,255,455
Telenor ASA	614,393	8,961,387
Yara International ASA	106,000	3,695,796

		26,729,047

Portugal — 0.6%
EDP - Energias de Portugal SA	1,440,420	6,884,219
Galp Energia SGPS SA	229,383	2,671,803

		9,556,022

Singapore — 1.1%
DBS Group Holdings Ltd.	602,140	9,028,226
Hong Leong Asia Ltd.	957,700	341,814
NetLink NBN Trust, UTS	5,938,600	4,151,433
Venture Corp. Ltd.	298,000	3,478,008

		16,999,481

South Africa — 0.5%
Anglo American PLC	263,200	6,163,116
Investec PLC	451,400	909,574

		7,072,690

	Shares	Value

COMMON STOCKS (continued)
South Korea — 0.6%
Samsung Electronics Co. Ltd.	225,346	$9,996,671

Spain — 2.0%
Banco Santander SA*	4,233,149	10,381,957
Enagas SA	104,600	2,563,280
Iberdrola SA	501,000	5,823,399
Mapfre SA	1,497,000	2,672,394
Repsol SA	580,400	5,136,829
Telefonica SA	728,500	3,489,675

		30,067,534

Sweden — 2.8%
Assa Abloy AB (Class B Stock)	438,841	8,999,185
Boliden AB	157,700	3,615,046
Epiroc AB (Class A Stock)	687,268	8,608,798
Sandvik AB*	144,300	2,730,820
Skanska AB (Class B Stock)*	204,000	4,168,868
SKF AB (Class B Stock)	135,100	2,534,476
Swedish Orphan Biovitrum AB*	223,800	5,207,837
Volvo AB (Class B Stock)*	455,700	7,175,215

		43,040,245

Switzerland — 8.4%
ABB Ltd.	652,235	14,792,962
Adecco Group AG	58,400	2,763,270
Baloise Holding AG	14,500	2,183,781
Credit Suisse Group AG	580,000	6,071,884
dormakaba Holding AG*	4,200	2,301,969
Helvetia Holding AG	43,100	4,042,374
Novartis AG	500,965	43,854,249
Roche Holding AG	87,997	30,651,163
Swiss Life Holding AG	16,700	6,220,603
UBS Group AG	666,000	7,756,610
Vontobel Holding AG	31,100	2,185,079
Zurich Insurance Group AG	18,600	6,588,018

		129,411,962

United Arab Emirates — 0.2%
Network International Holdings PLC, 144A*	497,914	2,731,965

United Kingdom — 12.9%
3i Group PLC	245,500	2,543,120
Ashtead Group PLC	54,100	1,832,061
Aviva PLC	649,600	2,216,788
Babcock International Group PLC	572,500	2,214,188
BAE Systems PLC	1,772,500	10,654,775
Barclays PLC	1,773,000	2,521,179
Barratt Developments PLC	379,200	2,346,825
Bellway PLC	79,000	2,503,338
Berkeley Group Holdings PLC	36,600	1,893,518
British American Tobacco PLC	289,800	11,183,793
BT Group PLC	2,564,400	3,649,789
CK Hutchison Holdings Ltd.	451,500	2,903,324
Compass Group PLC	487,181	6,747,330
Dialog Semiconductor PLC*	83,400	3,841,795
Dixons Carphone PLC	1,147,300	1,279,386
GlaxoSmithKline PLC	834,700	16,985,722
Go-Ahead Group PLC (The)	108,600	1,119,965
Howden Joinery Group PLC	525,005	3,612,025

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (cont’d.)
Imperial Brands PLC	254,100	$4,859,928
Inchcape PLC	296,900	1,804,726
Informa PLC	1,251,039	7,326,953
International Consolidated Airlines Group SA	565,500	1,576,589
J Sainsbury PLC	1,977,300	5,106,875
Kingfisher PLC	1,524,100	4,169,480
Legal & General Group PLC	1,100,000	3,009,214
Lloyds Banking Group PLC	3,543,200	1,372,604
Marks & Spencer Group PLC	1,280,000	1,580,589
Marston’s PLC	565,400	374,406
Micro Focus International PLC	325,600	1,743,014
Ninety One PLC*	80,707	207,105
Premier Foods PLC*	200,276	174,253
Prudential PLC	652,339	9,897,800
Redrow PLC	246,100	1,321,883
RELX PLC	782,550	18,225,090
Restaurant Group PLC (The)	55,225	39,041
Royal Mail PLC	484,100	1,094,683
RSA Insurance Group PLC	984,815	5,021,342
Tate & Lyle PLC	624,800	5,177,245
Taylor Wimpey PLC	1,347,900	2,397,260
Tesco PLC	7,241,876	20,497,123
Unilever PLC	242,573	13,089,285
Vesuvius PLC	385,700	1,851,106
Vistry Group PLC	247,885	2,193,381
Wm Morrison Supermarkets PLC	1,882,500	4,464,764

		198,624,660

United States — 2.6%
Aon PLC (Class A Stock)	68,644	13,220,834
Ferguson PLC	102,320	8,375,625
Medtronic PLC	204,156	18,721,105

		40,317,564

TOTAL COMMON STOCKS (cost $1,579,491,463)		1,479,961,017

PREFERRED STOCKS — 1.4%
Germany
Porsche Automobil Holding SE (PRFC)*	107,300	6,215,770
Volkswagen AG (PRFC)*	99,255	15,175,408

TOTAL PREFERRED STOCKS (cost $22,700,556)		21,391,178

	Units

RIGHTS* — 0.0%
Australia — 0.0%
Super Retail Group Ltd., expiring 07/06/20	48,328	31,261

	Units	Value

RIGHTS* (continued)
Spain — 0.0%
Repsol SA, expiring 07/07/20	580,400	$294,870

TOTAL RIGHTS (cost $320,894)		326,131

WARRANTS* — 0.0%
United States
Boart Longyear Ltd., expiring 09/13/24	11,105	92

(cost $0)
TOTAL LONG-TERM INVESTMENTS (cost $1,602,512,913)		1,501,678,418

	Shares

SHORT-TERM INVESTMENTS — 3.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	22,475,087	22,475,087
PGIM Institutional Money Market Fund (cost $24,503,947; includes $24,493,021 of cash collateral for securities on loan)(b)(w)	24,503,435	24,503,435

TOTAL SHORT-TERM INVESTMENTS (cost $46,979,034)		46,978,522

TOTAL INVESTMENTS — 100.5% (cost $1,649,491,947)		1,548,656,940
Liabilities in excess of other assets — (0.5)%		(7,912,215)

NET ASSETS — 100.0%		$1,540,744,725

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,111,755; cash collateral of $24,493,021 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$54,970,654	$—
Austria	—	8,164,388	—
Belgium	—	8,670,345	—
Canada	24,972,044	—	—
China	—	29,116,327	—
Denmark	—	24,372,669	—
Finland	—	21,510,689	—
France	—	193,927,136	—
Germany	—	141,731,611	—
Hong Kong	—	17,343,300	—
Indonesia	—	2,273,551	—
Ireland	5,174,786	4,052,353	—
Israel	—	10,116,387	—
Italy	—	37,646,103	—
Japan	—	307,909,198	—
Luxembourg	—	4,458,464	—
Mexico	4,043,112	—	—
Netherlands	—	62,747,229	—
New Zealand	—	2,212,830	—
Norway	—	26,729,047	—
Portugal	—	9,556,022	—
Singapore	—	16,999,481	—
South Africa	—	7,072,690	—
South Korea	—	9,996,671	—
Spain	—	30,067,534	—
Sweden	—	43,040,245	—
Switzerland	—	129,411,962	—
United Arab Emirates	—	2,731,965	—
United Kingdom	—	198,624,660	—
United States	31,941,939	8,375,625	—
Preferred Stocks
Germany	—	21,391,178	—
Rights
Australia	—	31,261	—
Spain	—	294,870	—
Warrants
United States	92	—	—
Affiliated Mutual Funds	46,978,522	—	—

Total	$113,110,495	$1,435,546,445	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Pharmaceuticals	11.0%
Insurance	7.6
Banks	6.5
Food & Staples Retailing	3.6
Machinery	3.6
Chemicals	3.5
Automobiles	3.5

Metals & Mining	3.4%
Entertainment	3.2
Diversified Telecommunication Services	3.2
Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	3.0
Oil, Gas & Consumable Fuels	2.5
Electric Utilities	2.3

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Capital Markets	2.2%
Real Estate Management & Development	2.1
Professional Services	2.0
Multi-Utilities	1.8
Trading Companies & Distributors	1.8
Software	1.8
Electronic Equipment, Instruments & Components	1.7
Construction & Engineering	1.7
Aerospace & Defense	1.7
Electrical Equipment	1.6
Personal Products	1.5
Food Products	1.4
IT Services	1.4
Household Durables	1.3
Building Products	1.3
Health Care Equipment & Supplies	1.2
Semiconductors & Semiconductor Equipment	1.2
Health Care Providers & Services	1.2
Beverages	1.1
Tobacco	1.0
Media	1.0
Road & Rail	1.0
Gas Utilities	1.0
Airlines	0.9
Wireless Telecommunication Services	0.8

Technology Hardware, Storage & Peripherals	0.8%
Industrial Conglomerates	0.7
Auto Components	0.6
Diversified Financial Services	0.6
Air Freight & Logistics	0.6
Specialty Retail	0.6
Construction Materials	0.6
Textiles, Apparel & Luxury Goods	0.5
Biotechnology	0.4
Hotels, Restaurants & Leisure	0.4
Equity Real Estate Investment Trusts (REITs)	0.4
Leisure Products	0.4
Commercial Services & Supplies	0.3
Multiline Retail	0.3
Containers & Packaging	0.2
Consumer Finance	0.1
Distributors	0.1
Marine	0.1
Transportation Infrastructure	0.1
Paper & Forest Products	0.1

100.5
Liabilities in excess of other assets	(0.5)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$326,223	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

For the six months ended June 30, 2020, the Portfolio did not have any net realized gain (loss) on derivatives in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)
Equity contracts	$3,931	$(1,388)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$23,111,755	$(23,111,755)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $23,111,755:
Unaffiliated investments (cost $1,602,512,913)	$1,501,678,418
Affiliated investments (cost $46,979,034)	46,978,522
Foreign currency, at value (cost $6,089,967)	6,132,071
Tax reclaim receivable	10,517,407
Dividends receivable	2,444,865
Receivable for Portfolio shares sold	1,810,575
Receivable for investments sold	797,173
Receivable from affiliate	19,436
Prepaid expenses and other assets	37,089

Total Assets	1,570,415,556

LIABILITIES
Payable to broker for collateral for securities on loan	24,493,021
Payable to affiliate	3,925,921
Management fee payable	546,625
Payable for investments purchased	321,362
Accrued expenses and other liabilities	262,137
Distribution fee payable	63,460
Payable for Portfolio shares repurchased	57,469
Trustees’ fees payable	458
Affiliated transfer agent fee payable	378

Total Liabilities	29,670,831

NET ASSETS	$1,540,744,725

Net assets were comprised of:
Partners’ Equity	$1,540,744,725

Net asset value and redemption price per share, $1,540,744,725 / 87,282,873 outstanding shares of beneficial interest	$17.65

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,569,864 foreign withholding tax, of which $510,237 is reimbursable by an affiliate)	$21,356,240
Affiliated dividend income	215,495
Income from securities lending, net (including affiliated income of $60,709)	177,913

Total income	21,749,648

EXPENSES
Management fee	6,020,296
Distribution fee	1,851,470
Custodian and accounting fees	237,421
Trustees’ fees	15,227
Audit fee	14,322
Legal fees and expenses	9,921
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,934
Miscellaneous	64,438

Total expenses	8,219,489
Less: Fee waiver and/or expense reimbursement	(163,928)

Net expenses	8,055,561

NET INVESTMENT INCOME (LOSS)	13,694,087

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $14,065)	(167,200,179)
Foreign currency transactions	(1,290,406)

(168,490,585)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(512))	(260,319,887)
Foreign currencies	(152,093)

(260,471,980)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(428,962,565)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(415,268,478)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$13,694,087	$47,109,342
Net realized gain (loss) on investment and foreign currency transactions	(168,490,585)	(11,220,708)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(260,471,980)	290,647,646

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(415,268,478)	326,536,280

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [29,649,761 and 14,054,665 shares, respectively]	498,760,427	273,622,323
Portfolio shares repurchased [35,219,192 and 9,656,500 shares, respectively]	(535,251,234)	(189,909,507)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(36,490,807)	83,712,816

CAPITAL CONTRIBUTIONS	—	752,132

TOTAL INCREASE (DECREASE)	(451,759,285)	411,001,228
NET ASSETS:
Beginning of period	1,992,504,010	1,581,502,782

End of period	$1,540,744,725	$1,992,504,010

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 97.5%

COMMON STOCKS
Australia — 4.3%
BHP Group Ltd.	195,487	$4,871,264
BHP Group PLC	126,343	2,609,552
Commonwealth Bank of Australia	85,519	4,128,382
Rio Tinto PLC	86,112	4,887,594

		16,496,792

Austria — 0.5%
Erste Group Bank AG*	87,656	2,074,742

Belgium — 0.8%
KBC Group NV	49,627	2,868,451

China — 3.3%
Alibaba Group Holding Ltd., ADR*	14,562	3,141,023
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	392,500	3,940,352
Prosus NV*	20,119	1,876,465
Tencent Holdings Ltd.	59,300	3,823,756

		12,781,596

Denmark — 4.3%
Carlsberg A/S (Class B Stock)	38,402	5,098,499
Novo Nordisk A/S (Class B Stock)	120,081	7,827,901
Orsted A/S, 144A	32,764	3,806,928

		16,733,328

Finland — 1.7%
Kone OYJ (Class B Stock)	92,146	6,343,764

France — 12.3%
Accor SA*	69,670	1,906,886
AXA SA*(a)	177,190	3,738,491
Capgemini SE	34,868	4,023,996
Legrand SA	49,008	3,747,159
L’Oreal SA*	16,361	5,261,783
LVMH Moet Hennessy Louis Vuitton SE	15,024	6,681,072
Orange SA	259,091	3,104,842
Pernod Ricard SA	24,404	3,851,938
Safran SA*	41,424	4,174,174
Schneider Electric SE	54,801	6,133,332
TOTAL SA	124,606	4,815,363

		47,439,036

Germany — 8.6%
adidas AG*	15,295	4,041,566
Allianz SE	25,840	5,308,542
Deutsche Boerse AG	25,723	4,674,153
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,768	4,112,350
SAP SE	57,813	8,124,992
Symrise AG	30,233	3,522,566
Vonovia SE(a)	55,912	3,441,023

		33,225,192

Hong Kong — 3.2%
AIA Group Ltd.	858,000	8,020,630

	Shares	Value

COMMON STOCKS (continued)
Hong Kong (cont’d.)
Hong Kong Exchanges & Clearing Ltd.	100,800	$4,312,121

		12,332,751

India — 0.9%
HDFC Bank Ltd., ADR	75,731	3,442,731

Japan — 16.6%
Daikin Industries Ltd.	32,400	5,216,080
FANUC Corp.	16,300	2,936,438
Hoya Corp.	52,300	4,980,643
Kao Corp.	66,700	5,283,405
Keyence Corp.	19,700	8,237,013
Komatsu Ltd.	179,200	3,667,920
Kubota Corp.	275,500	4,114,617
Makita Corp.	100,800	3,660,804
Mitsui Fudosan Co. Ltd.	89,900	1,584,763
Nidec Corp.	54,900	3,670,384
Recruit Holdings Co. Ltd.	108,600	3,742,851
Shin-Etsu Chemical Co. Ltd.	43,700	5,114,598
SMC Corp.	8,923	4,571,312
Sony Corp.	106,100	7,300,328

		64,081,156

Macau — 0.7%
Sands China Ltd.	715,200	2,822,606

Netherlands — 3.9%
ASML Holding NV	23,691	8,753,703
ING Groep NV	397,782	2,782,955
Royal Dutch Shell PLC (Class A Stock)	208,223	3,340,873

		14,877,531

Singapore — 1.1%
DBS Group Holdings Ltd.	267,600	4,012,278

South Korea — 1.3%
Samsung Electronics Co. Ltd., GDR	4,674	5,157,095

Spain — 2.1%
Iberdrola SA	359,524	4,178,945
Industria de Diseno Textil SA	142,924	3,802,105

		7,981,050

Sweden — 2.4%
Atlas Copco AB (Class A Stock)	124,206	5,291,227
Svenska Handelsbanken AB (Class A Stock)*	421,701	4,020,420

		9,311,647

Switzerland — 13.2%
Cie Financiere Richemont SA	48,191	3,103,125
LafargeHolcim Ltd.*	103,110	4,576,086
Lonza Group AG	6,518	3,454,574
Nestle SA	133,009	14,751,087
Novartis AG	105,971	9,276,653
Roche Holding AG	35,735	12,447,235
SGS SA	1,398	3,436,903

		51,045,663

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	104,292	$5,920,657

United Kingdom — 13.6%
Burberry Group PLC	220,761	4,399,938
Diageo PLC	202,224	6,728,644
GlaxoSmithKline PLC	378,002	7,692,149
Legal & General Group PLC	1,456,102	3,983,384
Linde PLC	23,869	5,074,254
London Stock Exchange Group PLC	33,389	3,467,645
Persimmon PLC*	154,579	4,397,704
Prudential PLC	257,398	3,905,445
RELX PLC	172,932	4,012,501
Smith & Nephew PLC	177,894	3,336,616
Unilever PLC	103,210	5,569,231

		52,567,511

United States — 1.2%
Ferguson PLC	55,851	4,571,804

TOTAL LONG-TERM INVESTMENTS (cost $332,656,537)		376,087,381

SHORT-TERM INVESTMENTS — 3.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	7,749,690	7,749,690
PGIM Institutional Money Market Fund (cost $7,086,461; includes $7,086,320 of cash collateral for securities on loan)(b)(w)	7,086,461	7,086,461

TOTAL SHORT-TERM INVESTMENTS (cost $14,836,151)		14,836,151

TOTAL INVESTMENTS — 101.4% (cost $347,492,688)		390,923,532
Liabilities in excess of other assets — (1.4)%		(5,303,128)

NET ASSETS — 100.0%		$385,620,404

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,760,865; cash collateral of $7,086,320 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$16,496,792	$—
Austria	—	2,074,742	—
Belgium	—	2,868,451	—
China	3,141,023	9,640,573	—
Denmark	—	16,733,328	—

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Finland	$—	$6,343,764	$—
France	—	47,439,036	—
Germany	—	33,225,192	—
Hong Kong	—	12,332,751	—
India	3,442,731	—	—
Japan	—	64,081,156	—
Macau	—	2,822,606	—
Netherlands	—	14,877,531	—
Singapore	—	4,012,278	—
South Korea	—	5,157,095	—
Spain	—	7,981,050	—
Sweden	—	9,311,647	—
Switzerland	—	51,045,663	—
Taiwan	5,920,657	—	—
United Kingdom	—	52,567,511	—
United States	—	4,571,804	—
Affiliated Mutual Funds	14,836,151	—	—

Total	$27,340,562	$363,582,970	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Pharmaceuticals	9.6%
Insurance	8.6
Machinery	8.0
Banks	6.1
Textiles, Apparel & Luxury Goods	4.6
Personal Products	4.3
Beverages	4.1
Affiliated Mutual Funds (1.8% represents investments purchased with collateral from securities on loan)	3.9
Food Products	3.8
Semiconductors & Semiconductor Equipment	3.8
Chemicals	3.5
Electrical Equipment	3.5
Capital Markets	3.2
Metals & Mining	3.2
Household Durables	3.0
Professional Services	2.9
Health Care Equipment & Supplies	2.2
Electronic Equipment, Instruments & Components	2.1
Oil, Gas & Consumable Fuels	2.1

Software	2.1%
Electric Utilities	2.1
Building Products	1.4
Technology Hardware, Storage & Peripherals	1.3
Real Estate Management & Development	1.3
Internet & Direct Marketing Retail	1.3
Hotels, Restaurants & Leisure	1.2
Construction Materials	1.2
Trading Companies & Distributors	1.2
Aerospace & Defense	1.1
IT Services	1.0
Interactive Media & Services	1.0
Specialty Retail	1.0
Life Sciences Tools & Services	0.9
Diversified Telecommunication Services	0.8

101.4
Liabilities in excess of other assets	(1.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$6,760,865	$(6,760,865)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $6,760,865:
Unaffiliated investments (cost $332,656,537)	$376,087,381
Affiliated investments (cost $14,836,151)	14,836,151
Foreign currency, at value (cost $299,583)	299,107
Tax reclaim receivable	1,576,644
Dividends receivable	278,132
Receivable for Portfolio shares sold	150,997
Receivable from affiliate	4,739
Prepaid expenses	476

Total Assets	393,233,627

LIABILITIES
Payable to broker for collateral for securities on loan	7,086,320
Payable for Portfolio shares repurchased	175,700
Payable to affiliate	152,215
Management fee payable	131,105
Accrued expenses and other liabilities	51,734
Distribution fee payable	15,771
Affiliated transfer agent fee payable	378

Total Liabilities	7,613,223

NET ASSETS	$385,620,404

Net assets were comprised of:
Partners’ Equity	$385,620,404

Net asset value and redemption price per share, $385,620,404 / 13,033,123 outstanding shares of beneficial interest	$29.59

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $522,143 foreign withholding tax, of which $34,233 is reimbursable by an affiliate)	$4,612,403
Affiliated dividend income.	38,816
Income from securities lending, net (including affiliated income of $1,490)	1,760

Total income	4,652,979

EXPENSES
Management fee	1,288,537
Distribution fee	452,668
Custodian and accounting fees	73,687
Audit fee	13,028
Legal fees and expenses	7,509
Trustees’ fees	7,251
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,317
Miscellaneous	20,951

Total expenses	1,869,408

NET INVESTMENT INCOME (LOSS)	2,783,571

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,146)	(5,011,021)
Foreign currency transactions	101,085

(4,909,936)

Net change in unrealized appreciation (depreciation) on:
Investments	(49,838,093)
Foreign currencies.	17,471

(49,820,622)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(54,730,558)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(51,946,987)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,783,571	$7,278,414
Net realized gain (loss) on investment and foreign currency transactions	(4,909,936)	(1,648,522)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(49,820,622)	93,451,277

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(51,946,987)	99,081,169

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,551,528 and 1,540,208 shares, respectively]	147,013,734	42,980,014
Portfolio shares repurchased [6,370,213 and 1,784,236 shares, respectively]	(157,422,900)	(52,560,364)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(10,409,166)	(9,580,350)

CAPITAL CONTRIBUTIONS	—	220,403

TOTAL INCREASE (DECREASE)	(62,356,153)	89,721,222
NET ASSETS:
Beginning of period	447,976,557	358,255,335

End of period	$385,620,404	$447,976,557

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.4%

COMMON STOCKS
Aerospace & Defense — 0.9%
Boeing Co. (The)	57,519	$10,543,233

Automobiles — 4.0%
Tesla, Inc.*(a)	43,221	46,670,468

Biotechnology — 2.4%
BioMarin Pharmaceutical, Inc.*(a)	81,686	10,075,151
Vertex Pharmaceuticals, Inc.*	61,592	17,880,774

		27,955,925

Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)	72,199	14,267,967
S&P Global, Inc.	47,044	15,500,057

		29,768,024

Entertainment — 5.1%
Netflix, Inc.*	105,935	48,204,662
Spotify Technology SA*	46,242	11,939,222

		60,143,884

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	29,762	7,694,667

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	54,263	16,453,084

Health Care Equipment & Supplies — 1.9%
Danaher Corp.	37,683	6,663,485
DexCom, Inc.*	27,596	11,187,418
Intuitive Surgical, Inc.*	7,103	4,047,503

		21,898,406

Health Care Providers & Services — 0.7%
Guardant Health, Inc.*	52,334	4,245,857
Humana, Inc.	9,257	3,589,402

		7,835,259

Health Care Technology — 0.7%
Teladoc Health, Inc.*(a)	45,086	8,604,212

Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill, Inc.*	15,824	16,652,545

Interactive Media & Services — 10.0%
Alphabet, Inc. (Class A Stock)*	19,023	26,975,565
Alphabet, Inc. (Class C Stock)*	18,997	26,854,349
Facebook, Inc. (Class A Stock)*	182,155	41,361,936
Match Group, Inc.*	15,521	1,661,523
Tencent Holdings Ltd. (China)	315,937	20,372,106

		117,225,479

Internet & Direct Marketing Retail — 9.7%
Alibaba Group Holding Ltd. (China), ADR*	105,923	22,847,591
Amazon.com, Inc.*	32,731	90,298,938

		113,146,529

IT Services — 14.2%
Adyen NV (Netherlands), 144A*	16,906	24,721,272
Mastercard, Inc. (Class A Stock)	130,618	38,623,742
PayPal Holdings, Inc.*	158,659	27,643,157

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Shopify, Inc. (Canada) (Class A Stock)*	32,688	$31,027,450
Twilio, Inc. (Class A Stock)*	62,523	13,718,797
Visa, Inc. (Class A Stock)(a)	157,219	30,369,994

		166,104,412

Life Sciences Tools & Services — 0.6%
Illumina, Inc.*	17,839	6,606,674

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	95,174	17,957,430

Pharmaceuticals — 3.6%
AstraZeneca PLC (United Kingdom), ADR	456,320	24,134,765
Eli Lilly & Co.	108,153	17,756,559

		41,891,324

Road & Rail — 2.5%
Uber Technologies, Inc.*	620,058	19,271,402
Union Pacific Corp.	62,725	10,604,916

		29,876,318

Semiconductors & Semiconductor Equipment — 3.0%
NVIDIA Corp.	92,753	35,237,792

Software — 20.0%
Adobe, Inc.*	81,203	35,348,478
Atlassian Corp. PLC (Class A Stock)*	63,454	11,438,853
Coupa Software, Inc.*(a)	51,424	14,246,505
Crowdstrike Holdings, Inc. (Class A Stock)*	110,946	11,126,774
Microsoft Corp.	311,495	63,392,347
RingCentral, Inc. (Class A Stock)*	44,181	12,592,027
salesforce.com, Inc.*	187,608	35,144,607
ServiceNow, Inc.*	26,370	10,681,432
Splunk, Inc.*	86,756	17,238,417
Trade Desk, Inc. (The) (Class A Stock)*(a)	23,547	9,571,856
Workday, Inc. (Class A Stock)*	70,537	13,215,812

		233,997,108

Specialty Retail — 2.3%
Carvana Co.*(a)	40,110	4,821,222
Home Depot, Inc. (The)	86,972	21,787,356

		26,608,578

Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	182,738	66,662,822

Textiles, Apparel & Luxury Goods — 4.6%
Kering SA (France)	21,669	11,843,551
Lululemon Athletica, Inc.*	86,267	26,916,167
NIKE, Inc. (Class B Stock)	154,715	15,169,806

		53,929,524

TOTAL LONG-TERM INVESTMENTS (cost $446,840,190)		1,163,463,697

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS — 11.0%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	14,972,744	$14,972,744
PGIM Institutional Money Market Fund (cost $112,968,908; includes $112,924,579 of cash collateral for securities on loan)(b)(w)	113,100,120	113,100,120

TOTAL SHORT-TERM INVESTMENTS (cost $127,941,652)		128,072,864

TOTAL INVESTMENTS — 110.4% (cost $574,781,842)		1,291,536,561
Liabilities in excess of other assets — (10.4)%		(121,429,565)

NET ASSETS — 100.0%		$1,170,106,996

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $114,223,489; cash collateral of $112,924,579 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$10,543,233	$—	$—
Automobiles	46,670,468	—	—
Biotechnology	27,955,925	—	—
Capital Markets	29,768,024	—	—
Entertainment	60,143,884	—	—
Equity Real Estate Investment Trusts (REITs)	7,694,667	—	—
Food & Staples Retailing	16,453,084	—	—
Health Care Equipment & Supplies	21,898,406	—	—
Health Care Providers & Services	7,835,259	—	—
Health Care Technology	8,604,212	—	—
Hotels, Restaurants & Leisure	16,652,545	—	—
Interactive Media & Services	96,853,373	20,372,106	—
Internet & Direct Marketing Retail	113,146,529	—	—
IT Services	141,383,140	24,721,272	—
Life Sciences Tools & Services	6,606,674	—	—
Personal Products	17,957,430	—	—
Pharmaceuticals	41,891,324	—	—
Road & Rail	29,876,318	—	—
Semiconductors & Semiconductor Equipment	35,237,792	—	—
Software	233,997,108	—	—
Specialty Retail	26,608,578	—	—
Technology Hardware, Storage & Peripherals	66,662,822	—	—
Textiles, Apparel & Luxury Goods	42,085,973	11,843,551	—
Affiliated Mutual Funds	128,072,864	—	—

Total	$1,234,599,632	$56,936,929	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	20.0%
IT Services	14.2
Affiliated Mutual Funds (9.7% represents investments purchased with collateral from securities on loan)	11.0
Interactive Media & Services	10.0
Internet & Direct Marketing Retail	9.7
Technology Hardware, Storage & Peripherals	5.7
Entertainment	5.1
Textiles, Apparel & Luxury Goods	4.6
Automobiles	4.0
Pharmaceuticals	3.6
Semiconductors & Semiconductor Equipment	3.0
Road & Rail	2.5
Capital Markets	2.5
Biotechnology	2.4

Specialty Retail	2.3%
Health Care Equipment & Supplies	1.9
Personal Products	1.5
Hotels, Restaurants & Leisure	1.4
Food & Staples Retailing	1.4
Aerospace & Defense	0.9
Health Care Technology	0.7
Health Care Providers & Services	0.7
Equity Real Estate Investment Trusts (REITs)	0.7
Life Sciences Tools & Services	0.6

110.4
Liabilities in excess of other assets	(10.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$114,223,489	$(112,924,579)	$1,298,910

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $114,223,489:
Unaffiliated investments (cost $446,840,190)	$1,163,463,697
Affiliated investments (cost $127,941,652)	128,072,864
Receivable for investments sold	3,459,833
Receivable for Portfolio shares sold	385,971
Tax reclaim receivable	204,689
Dividends and interest receivable	91,267
Prepaid expenses	1,195

Total Assets	1,295,679,516

LIABILITIES
Payable to broker for collateral for securities on loan	112,924,579
Payable for Portfolio shares repurchased	7,876,760
Payable for investments purchased	3,992,678
Management fee payable	384,606
Accrued expenses and other liabilities	229,680
Payable to affiliate	115,068
Distribution fee payable	48,771
Affiliated transfer agent fee payable	378

Total Liabilities	125,572,520

NET ASSETS	$1,170,106,996

Net assets were comprised of:
Partners’ Equity	$1,170,106,996

Net asset value and redemption price per share, $1,170,106,996 / 24,522,629 outstanding shares of beneficial interest	$47.72

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $41,933 foreign withholding tax, of which $58 is reimbursable by an affiliate)	$3,414,602
Income from securities lending, net (including affiliated income of $195,212)	203,035
Affiliated dividend income	94,669

Total income	3,712,306

EXPENSES
Management fee	4,133,872
Distribution fee	1,443,699
Custodian and accounting fees	63,376
Trustees’ fees	12,063
Audit fee	11,039
Legal fees and expenses	8,904
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Shareholders’ reports	2,320
Miscellaneous	35,401

Total expenses	5,714,133

NET INVESTMENT INCOME (LOSS)	(2,001,827)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(163,542))	87,582,151
Foreign currency transactions	57,526

87,639,677

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $112,687)	60,855,466
Foreign currencies	(127)

60,855,339

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	148,495,016

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$146,493,189

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(2,001,827)	$(2,561,295)
Net realized gain (loss) on investment and foreign currency transactions	87,639,677	91,676,383
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	60,855,339	224,288,324

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	146,493,189	313,403,412

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,327,615 and 5,121,757 shares, respectively]	335,539,937	181,586,774
Portfolio shares repurchased [14,785,756 and 5,285,459 shares, respectively]	(566,800,798)	(191,717,647)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(231,260,861)	(10,130,873)

CAPITAL CONTRIBUTIONS	—	49

TOTAL INCREASE (DECREASE)	(84,767,672)	303,272,588
NET ASSETS:
Beginning of period	1,254,874,668	951,602,080

End of period	$1,170,106,996	$1,254,874,668

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST LARGE-CAP CORE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.6%

COMMON STOCKS
Aerospace & Defense — 1.8%
General Dynamics Corp.	52,800	$7,891,488
Howmet Aerospace, Inc.	103,200	1,635,720
Huntington Ingalls Industries, Inc.	19,000	3,315,310
Lockheed Martin Corp.	24,800	9,050,016
Northrop Grumman Corp.	61,691	18,966,281
Raytheon Technologies Corp.	196,000	12,077,520

		52,936,335

Automobiles — 0.3%
General Motors Co.	395,600	10,008,680

Banks — 3.6%
Bank of America Corp.	788,200	18,719,750
BankUnited, Inc.	28,200	571,050
Citigroup, Inc.	294,900	15,069,390
FNB Corp.	82,400	618,000
Hancock Whitney Corp.	30,300	642,360
Huntington Bancshares, Inc.	555,329	5,017,397
JPMorgan Chase & Co.	249,861	23,501,926
PacWest Bancorp	203,100	4,003,101
SVB Financial Group*	31,306	6,747,382
Truist Financial Corp.	694,367	26,073,481
Wells Fargo & Co.	163,600	4,188,160

		105,151,997

Beverages — 2.1%
Coca-Cola Co. (The)	203,623	9,097,876
Constellation Brands, Inc. (Class A Stock)	97,520	17,061,124
Diageo PLC (United Kingdom)	342,104	11,382,902
Keurig Dr. Pepper, Inc.(a)	328,500	9,329,400
Monster Beverage Corp.*	16,200	1,122,984
PepsiCo, Inc.	11,300	1,494,538
Pernod Ricard SA (France)	72,435	11,433,171

		60,921,995

Biotechnology — 2.4%
AbbVie, Inc.	291,076	28,577,841
Amgen, Inc.	39,300	9,269,298
Biogen, Inc.*	46,845	12,533,380
Gilead Sciences, Inc.	83,800	6,447,572
Regeneron Pharmaceuticals, Inc.*	9,700	6,049,405
Vertex Pharmaceuticals, Inc.*	23,200	6,735,192

		69,612,688

Building Products — 0.5%
American Woodmark Corp.*	10,700	809,455
Carrier Global Corp.	179,300	3,984,046
Johnson Controls International PLC	600	20,484
Masco Corp.	99,200	4,980,832
UFP Industries, Inc.	79,900	3,955,849

		13,750,666

Capital Markets — 3.2%
Affiliated Managers Group, Inc.	36,100	2,691,616
Ameriprise Financial, Inc.	134,053	20,113,312
Bank of New York Mellon Corp. (The)	102,600	3,965,490

	Shares	Value

COMMON STOCKS (continued)
Capital Markets (cont’d.)
Blackstone Group, Inc. (The) (Class A Stock)	137,165	$7,771,769
Evercore, Inc. (Class A Stock)	19,700	1,160,724
Federated Hermes, Inc.	34,500	817,650
Goldman Sachs Group, Inc. (The)	72,314	14,290,693
Intercontinental Exchange, Inc.	16,800	1,538,880
LPL Financial Holdings, Inc.(a)	19,500	1,528,800
Morgan Stanley	221,830	10,714,389
Nasdaq, Inc.	143,467	17,140,002
S&P Global, Inc.	25,600	8,434,688
Stifel Financial Corp.	6,900	327,267
TD Ameritrade Holding Corp.	136,248	4,956,702

		95,451,982

Chemicals — 2.1%
Corteva, Inc.	356,900	9,561,351
DuPont de Nemours, Inc.	156,935	8,337,957
Eastman Chemical Co.	137,955	9,607,186
Element Solutions, Inc.*	100,600	1,091,510
LyondellBasell Industries NV (Class A Stock)	138,700	9,115,364
PolyOne Corp.	500	13,115
PPG Industries, Inc.	83,382	8,843,495
Sensient Technologies Corp.	11,600	605,056
Sherwin-Williams Co. (The)	24,697	14,271,161

		61,446,195

Communications Equipment — 0.8%
Ciena Corp.*	7,800	422,448
Cisco Systems, Inc.	519,428	24,226,122

		24,648,570

Construction & Engineering — 0.1%
EMCOR Group, Inc.	29,200	1,931,288
Quanta Services, Inc.	49,700	1,949,731

		3,881,019

Construction Materials — 0.1%
Eagle Materials, Inc.	26,700	1,874,874

Consumer Finance — 0.0%
Navient Corp.	45,900	322,677
OneMain Holdings, Inc.	19,600	480,984
Synchrony Financial	500	11,080

		814,741

Containers & Packaging — 0.7%
Crown Holdings, Inc.*	312,005	20,320,886

Distributors — 0.2%
LKQ Corp.*	201,400	5,276,680

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	26,500	4,730,515

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	566,700	17,131,341
CenturyLink, Inc.(a)	40,000	401,200

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	722,403	$39,826,077

		57,358,618

Electric Utilities — 1.8%
American Electric Power Co., Inc.	69,961	5,571,694
Exelon Corp.	299,000	10,850,710
NextEra Energy, Inc.	72,038	17,301,366
NRG Energy, Inc.	247,500	8,058,600
PPL Corp.	43,700	1,129,208
Xcel Energy, Inc.	155,159	9,697,438

		52,609,016

Electrical Equipment — 1.3%
Acuity Brands, Inc.	53,100	5,083,794
AMETEK, Inc.	144,215	12,888,494
Atkore International Group, Inc.*	102,600	2,806,110
Eaton Corp. PLC	204,489	17,888,698

		38,667,096

Electronic Equipment, Instruments & Components — 0.3%
TE Connectivity Ltd.	100,596	8,203,604

Energy Equipment & Services — 0.1%
TechnipFMC PLC (United Kingdom)	377,500	2,582,100

Entertainment — 2.2%
Activision Blizzard, Inc.	159,900	12,136,410
Electronic Arts, Inc.*	213,934	28,249,985
Netflix, Inc.*	54,463	24,782,843

		65,169,238

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	91,885	23,755,948
Apple Hospitality REIT, Inc.	4,400	42,504
Brixmor Property Group, Inc.	36,200	464,084
Columbia Property Trust, Inc.	112,900	1,483,506
CoreCivic, Inc.	55,900	523,224
Equinix, Inc.	22,401	15,732,222
Franklin Street Properties Corp.	42,000	213,780
Gaming & Leisure Properties, Inc.	153,378	5,306,879
GEO Group, Inc. (The)	70,100	829,283
Prologis, Inc.	229,128	21,384,516
Retail Properties of America, Inc. (Class A Stock)	119,300	873,276
SITE Centers Corp.	78,100	632,610
Spirit Realty Capital, Inc.(a)	33,200	1,157,352
WP Carey, Inc.	7,100	480,315

		72,879,499

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	37,131	11,258,491
Kroger Co. (The)	304,300	10,300,555
Walgreens Boots Alliance, Inc.	223,300	9,465,687
Walmart, Inc.	112,300	13,451,294

		44,476,027

Food Products — 1.2%
Archer-Daniels-Midland Co.	90,500	3,610,950
Danone SA (France)*(a)	163,908	11,372,285
Ingredion, Inc.	20,800	1,726,400

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
J.M. Smucker Co. (The)(a)	18,600	$1,968,066
Mondelez International, Inc. (Class A Stock)	189,887	9,708,922
Pilgrim’s Pride Corp.*	84,700	1,430,583
Tyson Foods, Inc. (Class A Stock)	94,100	5,618,711

		35,435,917

Gas Utilities — 0.3%
UGI Corp.	241,200	7,670,160

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	144,900	13,248,207
Baxter International, Inc.	168,142	14,477,026
Becton, Dickinson & Co.	90,463	21,645,082
Boston Scientific Corp.*	460,760	16,177,284
Danaher Corp.	97,421	17,226,956
Edwards Lifesciences Corp.*	52,200	3,607,542
Intuitive Surgical, Inc.*	10,321	5,881,215
Medtronic PLC	303,022	27,787,117
ResMed, Inc.	7,200	1,382,400
West Pharmaceutical Services, Inc.	8,500	1,930,945

		123,363,774

Health Care Providers & Services — 2.9%
Anthem, Inc.	26,600	6,995,268
Cigna Corp.	184,809	34,679,409
CVS Health Corp.	157,500	10,232,775
Humana, Inc.	9,700	3,761,175
Quest Diagnostics, Inc.	72,176	8,225,177
UnitedHealth Group, Inc.	76,766	22,642,132

		86,535,936

Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp.	136,249	25,133,853
Starbucks Corp.	108,338	7,972,593
Yum! Brands, Inc.	92,070	8,001,804

		41,108,250

Household Durables — 0.0%
M/I Homes, Inc.*	14,000	482,160

Household Products — 1.7%
Colgate-Palmolive Co.	164,996	12,087,607
Kimberly-Clark Corp.	119,691	16,918,323
Procter & Gamble Co. (The)	188,300	22,515,031

		51,520,961

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	387,700	5,617,773
Vistra Energy Corp.	186,500	3,472,630

		9,090,403

Industrial Conglomerates — 1.1%
3M Co.	78,000	12,167,220
Honeywell International, Inc.	148,552	21,479,134

		33,646,354

Insurance — 1.8%
Allstate Corp. (The)	300	29,097
American International Group, Inc.	49,300	1,537,174

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Chubb Ltd.	186,128	$23,567,527
Lincoln National Corp.(a)	71,300	2,623,127
MetLife, Inc.	310,300	11,332,156
Old Republic International Corp.	94,500	1,541,295
Principal Financial Group, Inc.	11,000	456,940
Progressive Corp. (The)	83,923	6,723,072
Unum Group	355,700	5,901,063

		53,711,451

Interactive Media & Services — 5.7%
Alphabet, Inc. (Class A Stock)*	60,110	85,238,986
Alphabet, Inc. (Class C Stock)*	17,569	24,835,714
Facebook, Inc. (Class A Stock)*	254,163	57,712,792

		167,787,492

Internet & Direct Marketing Retail — 3.7%
Amazon.com, Inc.*	31,374	86,555,219
Booking Holdings, Inc.*	4,000	6,369,360
eBay, Inc.	215,100	11,281,995
PetMed Express, Inc.(a)	27,400	976,536
Qurate Retail, Inc. (Class A Stock)*	800	7,600
Stamps.com, Inc.*	13,100	2,406,339

		107,597,049

IT Services — 7.1%
Accenture PLC (Class A Stock)	122,741	26,354,947
Amdocs Ltd.	232,684	14,165,802
Automatic Data Processing, Inc.	4,700	699,783
Booz Allen Hamilton Holding Corp.	50,077	3,895,490
CACI International, Inc. (Class A Stock)*	5,700	1,236,216
Cognizant Technology Solutions Corp. (Class A Stock)	244,122	13,871,012
DXC Technology Co.	75,600	1,247,400
Fidelity National Information Services, Inc.	160,706	21,549,068
FleetCor Technologies, Inc.*	39,585	9,956,815
International Business Machines Corp.	3,700	446,849
Jack Henry & Associates, Inc.	13,300	2,447,599
KBR, Inc.	22,800	514,140
Leidos Holdings, Inc.	218,609	20,477,105
Mastercard, Inc. (Class A Stock)	189,405	56,007,058
Paychex, Inc.	5,000	378,750
PayPal Holdings, Inc.*	24,400	4,251,212
Perspecta, Inc.	2,000	46,460
Visa, Inc. (Class A Stock)(a)	169,011	32,647,855

		210,193,561

Leisure Products — 0.0%
Smith & Wesson Brands, Inc.*(a)	42,000	903,840

Life Sciences Tools & Services — 1.5%
ICON PLC (Ireland)*	36,540	6,155,528
Illumina, Inc.*	24,382	9,029,874
PRA Health Sciences, Inc.*	103,414	10,061,148
Thermo Fisher Scientific, Inc.	55,847	20,235,602

		45,482,152

	Shares	Value

COMMON STOCKS (continued)
Machinery — 0.7%
Allison Transmission Holdings, Inc.	18,500	$680,430
Altra Industrial Motion Corp.	34,800	1,108,728
Fortive Corp.	180,926	12,241,453
Oshkosh Corp.	2,700	193,374
Pentair PLC	25,300	961,147
Stanley Black & Decker, Inc.	40,062	5,583,842

		20,768,974

Media — 1.1%
Altice USA, Inc. (Class A Stock)*	209,678	4,726,142
Charter Communications, Inc. (Class A Stock)*	11,996	6,118,440
Comcast Corp. (Class A Stock)	486,245	18,953,830
ViacomCBS, Inc. (Class B Stock)(a)	147,777	3,446,160

		33,244,572

Metals & Mining — 0.1%
Steel Dynamics, Inc.	98,400	2,567,256

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	203,000	1,331,680
Starwood Property Trust, Inc.(a)	220,200	3,294,192
TPG RE Finance Trust, Inc.	220,300	1,894,580

		6,520,452

Multiline Retail — 1.5%
Dollar General Corp.	131,287	25,011,486
Dollar Tree, Inc.*	44,600	4,133,528
Target Corp.	113,447	13,605,699

		42,750,713

Multi-Utilities — 0.4%
MDU Resources Group, Inc.	100,300	2,224,654
Public Service Enterprise Group, Inc.	195,100	9,591,116
Sempra Energy	800	93,784

		11,909,554

Oil, Gas & Consumable Fuels — 1.5%
Chevron Corp.	3,300	294,459
ConocoPhillips	163,541	6,871,993
Diamondback Energy, Inc.	114,747	4,798,720
Enterprise Products Partners LP	594,973	10,810,659
EOG Resources, Inc.	53,399	2,705,193
Exxon Mobil Corp.	11,400	509,808
Kinder Morgan, Inc.	461,400	6,999,438
Phillips 66	23,700	1,704,030
Pioneer Natural Resources Co.	73,004	7,132,491
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*(a)	46,100	591,002
World Fuel Services Corp.	45,400	1,169,504

		43,587,297

Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	26,025	4,910,397

Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.	420,659	24,734,749
Eli Lilly & Co.	271,275	44,537,929
Johnson & Johnson	346,767	48,765,843

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	373,687	$28,897,216
Pfizer, Inc.	62,100	2,030,670
Zoetis, Inc.	77,090	10,564,414

		159,530,821

Road & Rail — 1.7%
Canadian National Railway Co. (Canada)	158,091	14,002,120
CSX Corp.	14,100	983,334
Kansas City Southern	13,300	1,985,557
Norfolk Southern Corp.	105,038	18,441,521
Old Dominion Freight Line, Inc.	13,198	2,238,249
Union Pacific Corp.	68,700	11,615,109

		49,265,890

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.*	72,497	3,814,067
Analog Devices, Inc.	184,248	22,596,175
Applied Materials, Inc.	63,000	3,808,350
ASML Holding NV (Netherlands)	36,710	13,510,381
FormFactor, Inc.*	27,600	809,508
Intel Corp.	504,269	30,170,414
NVIDIA Corp.	48,200	18,311,662
NXP Semiconductors NV (Netherlands)	76,503	8,724,402
QUALCOMM, Inc.	123,100	11,227,951
Semtech Corp.*	27,200	1,420,384
Synaptics, Inc.*(a)	9,000	541,080
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	246,306	13,982,792
Texas Instruments, Inc.	247,531	31,429,011

		160,346,177

Software — 9.8%
Adobe, Inc.*	79,491	34,603,227
Cornerstone OnDemand, Inc.*	26,900	1,037,264
Intuit, Inc.	43,400	12,854,646
J2 Global, Inc.*(a)	6,100	385,581
Microsoft Corp.	933,419	189,960,101
NortonLifeLock, Inc.	239,200	4,743,336
Oracle Corp.	258,300	14,276,241
salesforce.com, Inc.*	161,508	30,255,294

		288,115,690

Specialty Retail — 2.8%
Best Buy Co., Inc.	500	43,635
Home Depot, Inc. (The)	100,461	25,166,485
Lowe’s Cos., Inc.	118,400	15,998,208
Murphy USA, Inc.*	11,900	1,339,821
O’Reilly Automotive, Inc.*	35,663	15,038,017
Ross Stores, Inc.	102,255	8,716,216
Tractor Supply Co.	125,418	16,528,839

		82,831,221

Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	315,177	114,976,570

Textiles, Apparel & Luxury Goods — 0.8%
LVMH Moet Hennessy Louis Vuitton SE (France)	28,866	12,836,517

		Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)		95,042	$9,318,868

			22,155,385

Tobacco — 0.3%
Altria Group, Inc.		258,100	10,130,425

Trading Companies & Distributors — 0.2%
BMC Stock Holdings, Inc.*		67,600	1,699,464
GMS, Inc.*		88,400	2,173,756
Univar Solutions, Inc.*		61,300	1,033,518

			4,906,738

TOTAL LONG-TERM INVESTMENTS (cost $2,683,671,541)			2,905,820,613

SHORT-TERM INVESTMENTS — 4.1%
AFFILIATED MUTUAL FUNDS — 4.0%
PGIM Core Ultra Short Bond Fund(w)		52,234,328	52,234,328
PGIM Institutional Money Market Fund (cost $65,912,505; includes $65,880,365 of cash collateral for securities on loan)(b)(w)		65,907,326	65,907,326

TOTAL AFFILIATED MUTUAL FUNDS (cost $118,146,833)			118,141,654

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills 0.108%	09/17/20	2,600	2,599,211

(cost $2,599,395)
TOTAL SHORT-TERM INVESTMENTS (cost $120,746,228)			120,740,865

TOTAL INVESTMENTS — 102.7% (cost $2,804,417,769)			3,026,561,478
Liabilities in excess of other assets(z) — (2.7)%			(80,476,001)

NET ASSETS — 100.0%			$2,946,085,477

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,603,663; cash collateral of $65,880,365 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
186	S&P 500 E-Mini Index	Sep. 2020	$28,738,860	$(31,404)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$694,000	$2,599,211

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$52,936,335	$—	$—
Automobiles	10,008,680	—	—
Banks	105,151,997	—	—
Beverages	38,105,922	22,816,073	—
Biotechnology	69,612,688	—	—
Building Products	13,750,666	—	—
Capital Markets	95,451,982	—	—
Chemicals	61,446,195	—	—
Communications Equipment	24,648,570	—	—
Construction & Engineering	3,881,019	—	—
Construction Materials	1,874,874	—	—
Consumer Finance	814,741	—	—
Containers & Packaging	20,320,886	—	—
Distributors	5,276,680	—	—
Diversified Financial Services	4,730,515	—	—
Diversified Telecommunication Services	57,358,618	—	—
Electric Utilities	52,609,016	—	—
Electrical Equipment	38,667,096	—	—
Electronic Equipment, Instruments & Components	8,203,604	—	—
Energy Equipment & Services	2,582,100	—	—
Entertainment	65,169,238	—	—
Equity Real Estate Investment Trusts (REITs)	72,879,499	—	—
Food & Staples Retailing	44,476,027	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Food Products	$24,063,632	$11,372,285	$—
Gas Utilities	7,670,160	—	—
Health Care Equipment & Supplies	123,363,774	—	—
Health Care Providers & Services	86,535,936	—	—
Hotels, Restaurants & Leisure	41,108,250	—	—
Household Durables	482,160	—	—
Household Products	51,520,961	—	—
Independent Power & Renewable Electricity Producers	9,090,403	—	—
Industrial Conglomerates	33,646,354	—	—
Insurance	53,711,451	—	—
Interactive Media & Services	167,787,492	—	—
Internet & Direct Marketing Retail	107,597,049	—	—
IT Services	210,193,561	—	—
Leisure Products	903,840	—	—
Life Sciences Tools & Services	45,482,152	—	—
Machinery	20,768,974	—	—
Media	33,244,572	—	—
Metals & Mining	2,567,256	—	—
Mortgage Real Estate Investment Trusts (REITs)	6,520,452	—	—
Multiline Retail	42,750,713	—	—
Multi-Utilities	11,909,554	—	—
Oil, Gas & Consumable Fuels	43,587,297	—	—
Personal Products	4,910,397	—	—
Pharmaceuticals	159,530,821	—	—
Road & Rail	49,265,890	—	—
Semiconductors & Semiconductor Equipment	160,346,177	—	—
Software	288,115,690	—	—
Specialty Retail	82,831,221	—	—
Technology Hardware, Storage & Peripherals	114,976,570	—	—
Textiles, Apparel & Luxury Goods	9,318,868	12,836,517	—
Tobacco	10,130,425	—	—
Trading Companies & Distributors	4,906,738	—	—
Affiliated Mutual Funds	118,141,654	—	—
U.S. Treasury Obligation	—	2,599,211	—

Total	$2,976,937,392	$49,624,086	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(31,404)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	9.8%
IT Services	7.1
Interactive Media & Services	5.7
Semiconductors & Semiconductor Equipment	5.4
Pharmaceuticals	5.4
Health Care Equipment & Supplies	4.2
Affiliated Mutual Funds (2.2% represents investments purchased with collateral from securities on loan)	4.0
Technology Hardware, Storage & Peripherals	3.9
Internet & Direct Marketing Retail	3.7

Banks	3.6%
Capital Markets	3.2
Health Care Providers & Services	2.9
Specialty Retail	2.8
Equity Real Estate Investment Trusts (REITs)	2.5
Biotechnology	2.4
Entertainment	2.2
Chemicals	2.1
Beverages	2.1
Diversified Telecommunication Services	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Insurance	1.8%
Aerospace & Defense	1.8
Electric Utilities	1.8
Household Products	1.7
Road & Rail	1.7
Life Sciences Tools & Services	1.5
Food & Staples Retailing	1.5
Oil, Gas & Consumable Fuels	1.5
Multiline Retail	1.5
Hotels, Restaurants & Leisure	1.4
Electrical Equipment	1.3
Food Products	1.2
Industrial Conglomerates	1.1
Media	1.1
Communications Equipment	0.8
Textiles, Apparel & Luxury Goods	0.8
Machinery	0.7
Containers & Packaging	0.7
Building Products	0.5
Multi-Utilities	0.4
Tobacco	0.3
Automobiles	0.3

Independent Power & Renewable Electricity Producers	0.3%
Electronic Equipment, Instruments & Components	0.3
Gas Utilities	0.3
Mortgage Real Estate Investment Trusts (REITs)	0.2
Distributors	0.2
Personal Products	0.2
Trading Companies & Distributors	0.2
Diversified Financial Services	0.2
Construction & Engineering	0.1
U.S. Treasury Obligation	0.1
Energy Equipment & Services	0.1
Metals & Mining	0.1
Construction Materials	0.1
Leisure Products	0.0	*
Consumer Finance	0.0	*
Household Durables	0.0	*

	102.7
Liabilities in excess of other assets	(2.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$31,404	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$4,898,760

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(333,015)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$22,799,662

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$64,603,663	$(64,603,663)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST LARGE-CAP CORE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $64,603,663:
Unaffiliated investments (cost $2,686,270,936)	$2,908,419,824
Affiliated investments (cost $118,146,833)	118,141,654
Cash	49,255
Receivable for investments sold	2,739,845
Dividends and interest receivable	2,423,064
Deposit with broker for centrally cleared/exchange-traded derivatives	694,000
Due from broker-variation margin futures	395,250
Tax reclaim receivable	13,760
Prepaid expenses and other assets	22,529

Total Assets	3,032,899,181

LIABILITIES
Payable to broker for collateral for securities on loan	65,880,365
Payable for Portfolio shares repurchased	17,083,168
Payable for investments purchased	3,009,567
Management fee payable	583,532
Accrued expenses and other liabilities	123,385
Distribution fee payable	119,856
Payable to affiliate	7,379
Payable to custodian	6,074
Affiliated transfer agent fee payable	378

Total Liabilities	86,813,704

NET ASSETS	$2,946,085,477

Net assets were comprised of:
Partners’ Equity	$2,946,085,477

Net asset value and redemption price per share, $2,946,085,477 / 146,942,551 outstanding shares of beneficial interest	$20.05

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $53,670 foreign withholding tax, of which $17,493 is reimbursable by an affiliate)	$20,256,150
Affiliated dividend income	269,188
Income from securities lending, net (including affiliated income of $128,308)	132,129
Interest income	456

Total income	20,657,923

EXPENSES
Management fee	5,696,512
Distribution fee	2,542,731
Custodian and accounting fees	81,172
Trustees’ fees	16,374
Audit fee	13,028
Legal fees and expenses	8,847
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,958
Miscellaneous	24,726

Total expenses	8,389,808
Less: Fee waiver and/or expense reimbursement	(152,564)

Net expenses	8,237,244

NET INVESTMENT INCOME (LOSS)	12,420,679

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10,610))	(58,825,023)
Futures transactions	4,898,760
Foreign currency transactions	21,714

(53,904,549)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,791))	(89,832,676)
Futures	(333,015)
Foreign currencies.	(86)

(90,165,777)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(144,070,326)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(131,649,647)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,420,679	$27,824,815
Net realized gain (loss) on investment and foreign currency transactions	(53,904,549)	186,288,150
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(90,165,777)	276,291,726

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(131,649,647)	490,404,691

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [93,961,646 and 8,248,232 shares, respectively]	1,732,686,544	156,445,063
Portfolio shares repurchased [44,733,950 and 32,754,414 shares, respectively]	(767,764,024)	(644,233,839)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	964,922,520	(487,788,776)

CAPITAL CONTRIBUTIONS	—	22

TOTAL INCREASE (DECREASE)	833,272,873	2,615,937
NET ASSETS:
Beginning of period	2,112,812,604	2,110,196,667

End of period	$2,946,085,477	$2,112,812,604

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.1%

COMMON STOCKS
Aerospace & Defense — 3.5%
Boeing Co. (The)	481,762	$88,306,975

Air Freight & Logistics — 2.3%
Expeditors International of Washington, Inc.	765,775	58,229,531

Beverages — 3.4%
Monster Beverage Corp.*	1,245,264	86,321,700

Biotechnology — 4.1%
Regeneron Pharmaceuticals, Inc.*	164,718	102,726,381
Capital Markets — 3.5%
FactSet Research Systems, Inc.(a)	135,500	44,507,685
SEI Investments Co.	794,227	43,666,600

		88,174,285

Communications Equipment — 2.2%
Cisco Systems, Inc.	1,178,836	54,980,911

Energy Equipment & Services — 0.8%
Schlumberger Ltd.	1,103,882	20,300,390

Entertainment — 1.8%
Walt Disney Co. (The)	411,802	45,920,041

Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc.*(a)	52,579	29,961,091
Varian Medical Systems, Inc.*(a)	128,957	15,799,812

		45,760,903

Health Care Technology — 1.8%
Cerner Corp.(a)	651,659	44,671,224

Hotels, Restaurants & Leisure — 3.8%
Starbucks Corp.	571,831	42,081,043
Yum China Holdings, Inc. (China)(a)	447,361	21,504,643
Yum! Brands, Inc.	373,459	32,457,322

		96,043,008

Household Products — 1.6%
Colgate-Palmolive Co.	555,914	40,726,260

Interactive Media & Services — 11.7%
Alphabet, Inc. (Class A Stock)*	50,600	71,753,330
Alphabet, Inc. (Class C Stock)*	50,734	71,718,090
Facebook, Inc. (Class A Stock)*	668,926	151,893,027

		295,364,447

Internet & Direct Marketing Retail — 13.6%
Alibaba Group Holding Ltd. (China), ADR*	649,750	140,151,075
Amazon.com, Inc.*	72,758	200,726,226

		340,877,301

IT Services — 7.3%
Automatic Data Processing, Inc.	127,471	18,979,157
Visa, Inc. (Class A Stock)(a)	845,555	163,335,860

		182,315,017

Life Sciences Tools & Services — 1.8%
Illumina, Inc.*(a)	120,937	44,789,018

	Shares	Value

COMMON STOCKS (continued)
Machinery — 2.8%
Deere & Co.	450,103	$70,733,686

Pharmaceuticals — 6.3%
Novartis AG (Switzerland), ADR	588,875	51,432,342
Novo Nordisk A/S (Denmark), ADR	341,806	22,381,457
Roche Holding AG (Switzerland), ADR	1,937,160	84,034,001

		157,847,800

Semiconductors & Semiconductor Equipment — 6.4%
NVIDIA Corp.	295,409	112,228,833
QUALCOMM, Inc.	543,013	49,528,216

		161,757,049

Software — 19.6%
Autodesk, Inc.*	556,768	133,173,338
Microsoft Corp.	582,827	118,611,122
Oracle Corp.	1,843,418	101,885,713
salesforce.com, Inc.*	548,433	102,737,954
Workday, Inc. (Class A Stock)*	197,678	37,036,950

		493,445,077

TOTAL LONG-TERM INVESTMENTS (cost $1,536,011,990)		2,519,291,004

SHORT-TERM INVESTMENTS — 10.7%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	19,373,005	19,373,005
PGIM Institutional Money Market Fund (cost $250,260,632; includes $250,152,154 of cash collateral for securities on loan)(b)(w)	250,311,324	250,311,324

TOTAL SHORT-TERM INVESTMENTS (cost $269,633,637)		269,684,329

TOTAL INVESTMENTS — 110.8% (cost $1,805,645,627)		2,788,975,333
Liabilities in excess of other assets — (10.8)%		(271,184,223)

NET ASSETS — 100.0%		$2,517,791,110

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $247,223,021; cash collateral of $250,152,154 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$88,306,975	$—	$—
Air Freight & Logistics	58,229,531	—	—
Beverages	86,321,700	—	—
Biotechnology	102,726,381	—	—
Capital Markets	88,174,285	—	—
Communications Equipment	54,980,911	—	—
Energy Equipment & Services	20,300,390	—	—
Entertainment	45,920,041	—	—
Health Care Equipment & Supplies	45,760,903	—	—
Health Care Technology	44,671,224	—	—
Hotels, Restaurants & Leisure	96,043,008	—	—
Household Products	40,726,260	—	—
Interactive Media & Services	295,364,447	—	—
Internet & Direct Marketing Retail	340,877,301	—	—
IT Services	182,315,017	—	—
Life Sciences Tools & Services	44,789,018	—	—
Machinery	70,733,686	—	—
Pharmaceuticals	157,847,800	—	—
Semiconductors & Semiconductor Equipment	161,757,049	—	—
Software	493,445,077	—	—
Affiliated Mutual Funds	269,684,329	—	—

Total	$2,788,975,333	$—	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	19.6%
Internet & Direct Marketing Retail	13.6
Interactive Media & Services	11.7
Affiliated Mutual Funds (9.9% represents investments purchased with collateral from securities on loan)	10.7
IT Services	7.3
Semiconductors & Semiconductor Equipment	6.4
Pharmaceuticals	6.3
Biotechnology	4.1
Hotels, Restaurants & Leisure	3.8
Aerospace & Defense	3.5
Capital Markets	3.5
Beverages	3.4
Machinery	2.8

Air Freight & Logistics	2.3%
Communications Equipment	2.2
Entertainment	1.8
Health Care Equipment & Supplies	1.8
Life Sciences Tools & Services	1.8
Health Care Technology	1.8
Household Products	1.6
Energy Equipment & Services	0.8

110.8
Liabilities in excess of other assets	(10.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$247,223,021	$(247,223,021)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $247,223,021:
Unaffiliated investments (cost $1,536,011,990)	$2,519,291,004
Affiliated investments (cost $269,633,637)	269,684,329
Tax reclaim receivable	3,343,950
Dividends receivable	775,041
Receivable for Portfolio shares sold	1,976
Prepaid expenses and other assets	314,825

Total Assets	2,793,411,125

LIABILITIES
Payable to broker for collateral for securities on loan	250,152,154
Payable for Portfolio shares repurchased	23,843,477
Management fee payable	736,228
Payable to affiliate	670,165
Accrued expenses and other liabilities	112,157
Distribution fee payable	105,456
Affiliated transfer agent fee payable	378

Total Liabilities	275,620,015

NET ASSETS	$2,517,791,110

Net assets were comprised of:
Partners’ Equity	$2,517,791,110

Net asset value and redemption price per share, $2,517,791,110 / 36,014,350 outstanding shares of beneficial interest	$69.91

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $792,495 foreign withholding tax)	$14,830,975
Income from securities lending, net (including affiliated income of $342,879)	345,895
Affiliated dividend income	217,686

Total income	15,394,556

EXPENSES
Management fee	9,262,844
Distribution fee	3,268,956
Custodian and accounting fees	87,015
Trustees’ fees	21,296
Audit fee	13,418
Legal fees and expenses	11,777
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	3,410
Miscellaneous	29,170

Total expenses	12,701,346
Less: Fee waiver and/or expense reimbursement	(784,550)

Net expenses	11,916,796

NET INVESTMENT INCOME (LOSS)	3,477,760

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $262,429)	395,438,238
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $21,727)	(233,816,193)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	161,622,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$165,099,805

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,477,760	$8,658,521
Net realized gain (loss) on investment and foreign currency transactions	395,438,238	158,971,637
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(233,816,193)	554,732,646

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	165,099,805	722,362,804

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,614,949 and 5,637,323 shares, respectively]	535,185,480	320,989,161
Portfolio shares repurchased [17,984,717 and 8,014,911 shares, respectively]	(1,081,361,520)	(462,421,426)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(546,176,040)	(141,432,265)

CAPITAL CONTRIBUTIONS	—	1,979

TOTAL INCREASE (DECREASE)	(381,076,235)	580,932,518
NET ASSETS:
Beginning of period	2,898,867,345	2,317,934,827

End of period	$2,517,791,110	$2,898,867,345

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%

COMMON STOCKS
Austria — 0.3%
Erste Group Bank AG*	65,601	$1,552,719

Brazil — 0.2%
Ambev SA	438,375	1,151,136

Canada — 2.0%
Canadian National Railway Co.	136,142	12,058,097

Denmark — 0.6%
Carlsberg A/S (Class B Stock)	26,547	3,524,552

France — 11.8%
Air Liquide SA	44,775	6,490,367
Danone SA*(a)	179,524	12,455,756
EssilorLuxottica SA*	18,280	2,354,955
Hermes International	2,015	1,693,193
Legrand SA	101,602	7,768,504
LVMH Moet Hennessy Louis Vuitton SE	33,717	14,993,725
Pernod Ricard SA	59,589	9,405,553
Schneider Electric SE	160,199	17,929,483

		73,091,536

Germany — 4.7%
Bayer AG	153,381	11,423,720
Brenntag AG	60,193	3,174,987
Deutsche Boerse AG	18,266	3,319,133
Deutsche Wohnen SE	54,389	2,450,919
Merck KGaA	48,154	5,640,843
MTU Aero Engines AG*	17,530	3,051,834

		29,061,436

Israel — 1.2%
Check Point Software Technologies Ltd.*(a)	70,620	7,586,707

Japan — 2.7%
Hoya Corp.	38,200	3,637,869
Kubota Corp.	551,900	8,242,675
Olympus Corp.	249,500	4,810,793

		16,691,337

Macau — 0.1%
Sands China Ltd.	184,800	729,331

Mexico — 0.1%
Grupo Financiero Banorte SAB de CV (Class O Stock)*	237,708	822,507

Netherlands — 2.7%
Akzo Nobel NV	81,956	7,398,711
Heineken NV	101,238	9,376,194

		16,774,905

South Korea — 0.8%
Samsung Electronics Co. Ltd.	116,010	5,146,369

Spain — 1.1%
Aena SME SA, 144A*	48,195	6,458,150

Sweden — 2.3%
Essity AB (Class B Stock)*	436,509	14,126,215

	Shares	Value

COMMON STOCKS (continued)
Switzerland — 8.1%
Adecco Group AG	52,989	$2,507,242
Cie Financiere Richemont SA	94,440	6,081,201
Julius Baer Group Ltd.	55,776	2,360,624
Nestle SA	164,794	18,276,136
Roche Holding AG	41,304	14,387,032
Sonova Holding AG*	7,778	1,557,331
UBS Group AG	441,176	5,138,183

		50,307,749

Thailand — 0.1%
Kasikornbank PCL	157,300	475,179

United Kingdom — 9.0%
Burberry Group PLC	166,337	3,315,226
Compass Group PLC	272,641	3,776,007
Diageo PLC	377,288	12,553,587
Linde PLC, (AQUIS)	51,909	11,035,211
Linde PLC, (NYSE)	15,378	3,261,828
Reckitt Benckiser Group PLC	135,843	12,503,873
Rolls-Royce Holdings PLC*	838,774	2,962,901
Whitbread PLC	90,202	2,493,554
WPP PLC	482,601	3,785,932

		55,688,119

United States — 51.8%
3M Co.	59,181	9,231,644
Abbott Laboratories	101,696	9,298,065
Accenture PLC (Class A Stock)	79,301	17,027,511
American Express Co.	67,448	6,421,050
Amphenol Corp. (Class A Stock)	34,749	3,329,302
Aon PLC (Class A Stock)	38,875	7,487,325
Aptiv PLC	32,744	2,551,413
Bank of New York Mellon Corp. (The)	179,914	6,953,676
Carrier Global Corp.	45,805	1,017,787
Charles Schwab Corp. (The)	40,780	1,375,917
Cisco Systems, Inc.	82,453	3,845,608
Cognizant Technology Solutions Corp. (Class A Stock)	99,534	5,655,522
Colgate-Palmolive Co.	98,796	7,237,795
Comcast Corp. (Class A Stock)	512,743	19,986,722
Cooper Cos., Inc. (The)	20,669	5,862,555
eBay, Inc.	137,926	7,234,219
Equifax, Inc.	43,313	7,444,638
Fidelity National Information Services, Inc.	48,516	6,505,510
Goldman Sachs Group, Inc. (The)	41,005	8,103,408
Honeywell International, Inc.	90,312	13,058,212
Johnson & Johnson	8,970	1,261,451
Kansas City Southern	77,204	11,525,785
Kellogg Co.	31,118	2,055,655
Marriott International, Inc. (Class A Stock)	36,525	3,131,288
Medtronic PLC	195,489	17,926,341
Microchip Technology, Inc.(a)	28,609	3,012,814
Omnicom Group, Inc.(a)	37,494	2,047,172
Oracle Corp.	170,697	9,434,423
Otis Worldwide Corp.	56,830	3,231,354
PayPal Holdings, Inc.*	40,467	7,050,565
PPG Industries, Inc.	62,016	6,577,417

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
State Street Corp.	77,015	$4,894,303
Stryker Corp.	59,847	10,783,831
TD Ameritrade Holding Corp.	122,437	4,454,258
Thermo Fisher Scientific, Inc.	59,620	21,602,711
Union Pacific Corp.	31,201	5,275,153
United Parcel Service, Inc. (Class B Stock)	60,361	6,710,936
Visa, Inc. (Class A Stock)(a)	107,522	20,770,025
Walt Disney Co. (The)	96,468	10,757,147
Waters Corp.*(a)	34,114	6,154,166
Willis Towers Watson PLC	6,626	1,304,991
Wynn Resorts Ltd.	7,161	533,423
Zimmer Biomet Holdings, Inc.	82,060	9,794,682

		319,917,770

TOTAL LONG-TERM INVESTMENTS (cost $512,732,831)		615,163,814

SHORT-TERM INVESTMENTS — 7.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,496,218	1,496,218
PGIM Institutional Money Market Fund (cost $46,578,697; includes $46,562,350 of cash collateral for securities on loan)(b)(w)	46,575,660	46,575,660

TOTAL SHORT-TERM INVESTMENTS (cost $48,074,915)		48,071,878

TOTAL INVESTMENTS—107.4% (cost $560,807,746)		663,235,692
Liabilities in excess of other assets — (7.4)%		(45,441,166)

NET ASSETS — 100.0%		$617,794,526

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,580,984; cash collateral of $46,562,350 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Austria	$—	$1,552,719	$—
Brazil	1,151,136	—	—
Canada	12,058,097	—	—
Denmark	—	3,524,552	—
France	—	73,091,536	—
Germany	—	29,061,436	—
Israel	7,586,707	—	—
Japan	—	16,691,337	—
Macau	—	729,331	—

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Mexico	$822,507	$—	$—
Netherlands	—	16,774,905	—
South Korea	—	5,146,369	—
Spain	—	6,458,150	—
Sweden	—	14,126,215	—
Switzerland	—	50,307,749	—
Thailand	—	475,179	—
United Kingdom	3,261,828	52,426,291	—
United States	319,917,770	—	—
Affiliated Mutual Funds	48,071,878	—	—

Total	$392,869,923	$270,365,769	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Health Care Equipment & Supplies	10.4%
IT Services	9.3
Affiliated Mutual Funds (7.5% represents investments purchased with collateral from securities on loan)	7.8
Capital Markets	5.8
Beverages	5.8
Chemicals	5.6
Household Products	5.5
Food Products	5.3
Pharmaceuticals	5.3
Road & Rail	4.8
Textiles, Apparel & Luxury Goods	4.7
Life Sciences Tools & Services	4.5
Electrical Equipment	4.2
Media	4.1
Industrial Conglomerates	3.6
Software	2.7
Machinery	1.8
Entertainment	1.7
Hotels, Restaurants & Leisure	1.7
Professional Services	1.6

Insurance	1.4%
Internet & Direct Marketing Retail	1.2
Air Freight & Logistics	1.1
Transportation Infrastructure	1.1
Consumer Finance	1.0
Aerospace & Defense	1.0
Technology Hardware, Storage & Peripherals	0.8
Communications Equipment	0.6
Electronic Equipment, Instruments & Components	0.5
Trading Companies & Distributors	0.5
Semiconductors & Semiconductor Equipment	0.5
Banks	0.5
Auto Components	0.4
Real Estate Management & Development	0.4
Building Products	0.2

107.4
Liabilities in excess of other assets	(7.4)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$45,580,984	$(45,580,984)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $45,580,984:
Unaffiliated investments (cost $512,732,831)	$615,163,814
Affiliated investments (cost $48,074,915)	48,071,878
Cash	43,090
Tax reclaim receivable	2,224,788
Dividends receivable	578,738
Receivable for investments sold	138,155
Receivable for Portfolio shares sold	18,382
Receivable from affiliate	6,214
Prepaid expenses	734

Total Assets	666,245,793

LIABILITIES
Payable to broker for collateral for securities on loan	46,562,350
Payable to affiliate	750,242
Payable for Portfolio shares repurchased	472,200
Payable for investments purchased	267,076
Management fee payable	255,348
Accrued expenses and other liabilities	118,539
Distribution fee payable	25,134
Affiliated transfer agent fee payable	378

Total Liabilities	48,451,267

NET ASSETS	$617,794,526

Net assets were comprised of:
Partners’ Equity	$617,794,526

Net asset value and redemption price per share, $617,794,526 / 27,793,600 outstanding shares of beneficial interest	$22.23

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $464,681 foreign withholding tax, of which $27,885 is reimbursable by an affiliate)	$5,953,668
Income from securities lending, net (including affiliated income of $59,851)	60,549
Affiliated dividend income	51,609

Total income	6,065,826

EXPENSES
Management fee	2,490,961
Distribution fee	754,209
Custodian and accounting fees	70,677
Audit fee	14,072
Trustees’ fees	8,589
Legal fees and expenses	7,851
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,329
Miscellaneous	20,180

Total expenses	3,372,328
Less: Fee waiver and/or expense reimbursement	(12,284)

Net expenses	3,360,044

NET INVESTMENT INCOME (LOSS)	2,705,782

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(13,629))	21,820,578
Foreign currency transactions	(65,713)

21,754,865

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,270))	(99,077,543)
Foreign currencies	23,481

(99,054,062)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(77,299,197)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(74,593,415)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,705,782	$7,054,636
Net realized gain (loss) on investment and foreign currency transactions	21,754,865	26,236,639
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(99,054,062)	141,800,925

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(74,593,415)	175,092,200

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [9,766,404 and 2,343,365 shares, respectively]	193,830,135	48,431,274
Portfolio shares repurchased [12,008,433 and 3,885,559 shares, respectively]	(225,978,690)	(85,067,024)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(32,148,555)	(36,635,750)

CAPITAL CONTRIBUTIONS	—	39,673

TOTAL INCREASE (DECREASE)	(106,741,970)	138,496,123
NET ASSETS:
Beginning of period	724,536,496	586,040,373

End of period	$617,794,526	$724,536,496

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Biotechnology — 1.8%
Alnylam Pharmaceuticals, Inc.*	17,492	$2,590,740
Seattle Genetics, Inc.*	27,074	4,600,414
Vertex Pharmaceuticals, Inc.*	52,779	15,322,272

		22,513,426

Capital Markets — 2.1%
Intercontinental Exchange, Inc.	83,291	7,629,455
MSCI, Inc.	55,552	18,544,369

		26,173,824

Chemicals — 1.2%
Sherwin-Williams Co. (The)	25,330	14,636,941

Construction Materials — 1.0%
Vulcan Materials Co.	110,277	12,775,590

Electrical Equipment — 0.6%
AMETEK, Inc.	80,463	7,190,978

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. (Class A Stock)	7,342	703,437

Entertainment — 5.3%
Activision Blizzard, Inc.	156,260	11,860,134
Electronic Arts, Inc.*	138,049	18,229,370
Netflix, Inc.*	52,735	23,996,534
Spotify Technology SA*	18,136	4,682,534
Take-Two Interactive Software, Inc.*	48,917	6,827,346

		65,595,918

Equity Real Estate Investment Trusts (REITs) — 2.1%
American Tower Corp.	65,045	16,816,734
Equinix, Inc.	12,829	9,009,807

		25,826,541

Food & Staples Retailing — 0.1%
Costco Wholesale Corp.	4,907	1,487,851

Health Care Equipment & Supplies — 5.4%
Abbott Laboratories	118,572	10,841,038
Becton, Dickinson & Co.	31,128	7,447,997
Boston Scientific Corp.*	368,584	12,940,984
Danaher Corp.	133,278	23,567,549
Edwards Lifesciences Corp.*	96,632	6,678,237
Medtronic PLC	31,356	2,875,345
STERIS PLC	18,980	2,912,291

		67,263,441

Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc.	21,640	6,382,718

Hotels, Restaurants & Leisure — 0.6%
Chipotle Mexican Grill, Inc.*	6,399	6,734,052
Starbucks Corp.	18,183	1,338,087

		8,072,139

Household Products — 1.3%
Colgate-Palmolive Co.	214,657	15,725,772

Industrial Conglomerates — 1.1%
Roper Technologies, Inc.	34,239	13,293,634

	Shares	Value
COMMON STOCKS (continued)
Insurance — 1.3%
Aon PLC (Class A Stock)	85,940	$16,552,044

Interactive Media & Services — 8.6%
Alphabet, Inc. (Class A Stock)*	36,382	51,591,495
Alphabet, Inc. (Class C Stock)*	11,432	16,160,390
Facebook, Inc. (Class A Stock)*	158,260	35,936,098
Match Group, Inc.*(a)	26,744	2,862,945

		106,550,928

Internet & Direct Marketing Retail — 9.1%
Alibaba Group Holding Ltd. (China), ADR*	38,475	8,299,057
Amazon.com, Inc.*	38,046	104,962,066

		113,261,123

IT Services — 15.1%
Black Knight, Inc.*	45,836	3,325,860
Fidelity National Information Services, Inc.	148,797	19,952,190
Fiserv, Inc.*	175,718	17,153,591
Global Payments, Inc.	109,787	18,622,071
Mastercard, Inc. (Class A Stock)	140,594	41,573,646
PayPal Holdings, Inc.*	139,088	24,233,302
Shopify, Inc. (Canada) (Class A Stock)*	6,465	6,136,578
Square, Inc. (Class A Stock)*	97,322	10,212,971
Visa, Inc. (Class A Stock)(a)	240,986	46,551,265

		187,761,474

Life Sciences Tools & Services — 2.8%
Illumina, Inc.*	26,296	9,738,724
Thermo Fisher Scientific, Inc.	70,907	25,692,442

		35,431,166

Media — 1.5%
Charter Communications, Inc. (Class A Stock)*	35,637	18,176,296

Multiline Retail — 0.8%
Dollar General Corp.	50,418	9,605,133

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	43,076	8,127,580

Pharmaceuticals — 2.6%
Eli Lilly & Co.	36,422	5,979,764
Merck & Co., Inc.	105,094	8,126,919
Zoetis, Inc.	129,530	17,750,791

		31,857,474

Professional Services — 4.5%
Clarivate PLC (United Kingdom)*	403,543	9,011,115
CoStar Group, Inc.*	9,768	6,941,825
Equifax, Inc.	20,133	3,460,460
IHS Markit Ltd.	98,366	7,426,633
TransUnion	101,656	8,848,138
Verisk Analytics, Inc.	118,390	20,149,978

		55,838,149

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	26,905	$6,869,923

Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	63,919	3,863,904
ASML Holding NV (Netherlands)	16,590	6,105,618
Lam Research Corp.	23,213	7,508,477
NVIDIA Corp.	58,784	22,332,629

		39,810,628

Software — 21.7%
Adobe, Inc.*	131,177	57,102,660
Atlassian Corp. PLC (Class A Stock)*	24,764	4,464,206
Autodesk, Inc.*	7,984	1,909,693
Cadence Design Systems, Inc.*	135,419	12,994,807
Intuit, Inc.	75,057	22,231,133
Microsoft Corp.	628,716	127,949,993
salesforce.com, Inc.*	143,841	26,945,735
ServiceNow, Inc.*	24,146	9,780,579
Synopsys, Inc.*	29,729	5,797,155

		269,175,961

Specialty Retail — 0.4%
Ross Stores, Inc.	60,826	5,184,808

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	71,337	26,023,738

Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc.*	18,953	5,913,525
NIKE, Inc. (Class B Stock)	73,912	7,247,072

		13,160,597

TOTAL LONG-TERM INVESTMENTS (cost $814,774,731)		1,231,029,232

	Shares	Value
SHORT-TERM INVESTMENTS — 5.5%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	22,832,575	$22,832,575
PGIM Institutional Money Market Fund (cost $45,758,233; includes $45,734,181 of cash collateral for securities on loan)(b)(w)	45,755,129	45,755,129

TOTAL SHORT-TERM INVESTMENTS (cost $68,590,808)		68,587,704

TOTAL INVESTMENTS—104.6% (cost $883,365,539)		1,299,616,936
Liabilities in excess of other assets — (4.6)%		(57,011,440)

NET ASSETS — 100.0%		$1,242,605,496

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,196,235; cash collateral of $45,734,181 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3— unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Biotechnology	$22,513,426	$—	$—
Capital Markets	26,173,824	—	—
Chemicals	14,636,941	—	—
Construction Materials	12,775,590	—	—
Electrical Equipment	7,190,978	—	—
Electronic Equipment, Instruments & Components	703,437	—	—
Entertainment	65,595,918	—	—
Equity Real Estate Investment Trusts (REITs)	25,826,541	—	—
Food & Staples Retailing	1,487,851	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$67,263,441	$—	$—
Health Care Providers & Services	6,382,718	—	—
Hotels, Restaurants & Leisure	8,072,139	—	—
Household Products	15,725,772	—	—
Industrial Conglomerates	13,293,634	—	—
Insurance	16,552,044	—	—
Interactive Media & Services	106,550,928	—	—
Internet & Direct Marketing Retail	113,261,123	—	—
IT Services	187,761,474	—	—
Life Sciences Tools & Services	35,431,166	—	—
Media	18,176,296	—	—
Multiline Retail	9,605,133	—	—
Personal Products	8,127,580	—	—
Pharmaceuticals	31,857,474	—	—
Professional Services	55,838,149	—	—
Road & Rail	6,869,923	—	—
Semiconductors & Semiconductor Equipment	39,810,628	—	—
Software	269,175,961	—	—
Specialty Retail	5,184,808	—	—
Technology Hardware, Storage & Peripherals	26,023,738	—	—
Textiles, Apparel & Luxury Goods	13,160,597	—	—
Affiliated Mutual Funds	68,587,704	—	—

Total	$1,299,616,936	$—	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	21.7%
IT Services	15.1
Internet & Direct Marketing Retail	9.1
Interactive Media & Services	8.6
Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	5.5
Health Care Equipment & Supplies	5.4
Entertainment	5.3
Professional Services	4.5
Semiconductors & Semiconductor Equipment	3.2
Life Sciences Tools & Services	2.8
Pharmaceuticals	2.6
Capital Markets	2.1
Technology Hardware, Storage & Peripherals	2.1
Equity Real Estate Investment Trusts (REITs)	2.1
Biotechnology	1.8
Media	1.5
Insurance	1.3
Household Products	1.3

Chemicals	1.2%
Industrial Conglomerates	1.1
Textiles, Apparel & Luxury Goods	1.1
Construction Materials	1.0
Multiline Retail	0.8
Personal Products	0.6
Hotels, Restaurants & Leisure	0.6
Electrical Equipment	0.6
Road & Rail	0.5
Health Care Providers & Services	0.5
Specialty Retail	0.4
Food & Staples Retailing	0.1
Electronic Equipment, Instruments & Components	0.1

104.6
Liabilities in excess of other assets	(4.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$45,196,235	$(45,196,235)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST MFS GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $45,196,235:
Unaffiliated investments (cost $814,774,731)	$1,231,029,232
Affiliated investments (cost $68,590,808)	68,587,704
Receivable for investments sold	10,383,169
Dividends receivable	324,479
Tax reclaim receivable	225,553
Receivable for Portfolio shares sold	76,235
Prepaid expenses and other assets	51,912

Total Assets	1,310,678,284

LIABILITIES
Payable to broker for collateral for securities on loan	45,734,181
Payable for investments purchased	11,836,858
Payable for Portfolio shares repurchased	9,768,892
Management fee payable	403,386
Payable to affiliate	223,974
Accrued expenses and other liabilities	53,199
Distribution fee payable	51,920
Affiliated transfer agent fee payable	378

Total Liabilities	68,072,788

NET ASSETS	$1,242,605,496

Net assets were comprised of:
Partners’ Equity	$1,242,605,496

Net asset value and redemption price per share, $1,242,605,496 / 34,135,720 outstanding shares of beneficial interest	$36.40

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $62,968 foreign withholding tax, of which $727 is reimbursable by an affiliate)	$3,840,752
Income from securities lending, net (including affiliated income of $150,587)	173,490
Affiliated dividend income	159,531

Total income	4,173,773

EXPENSES
Management fee	4,594,752
Distribution fee	1,607,714
Custodian and accounting fees	55,227
Audit fee	13,028
Trustees’ fees	12,795
Legal fees and expenses	9,014
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,502
Miscellaneous	23,131

Total expenses	6,321,623
Less: Fee waiver and/or expense reimbursement	(108,157)

Net expenses	6,213,466

NET INVESTMENT INCOME (LOSS)	(2,039,693)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $52,968)	260,391,211
Foreign currency transactions	(1,352)

260,389,859

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(8,751))	(184,098,123)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	76,291,736

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,252,043

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(2,039,693)	$(3,582,899)
Net realized gain (loss) on investment and foreign currency transactions	260,389,859	73,639,611
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(184,098,123)	327,022,381

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	74,252,043	397,079,093

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [9,692,685 and 6,420,928 shares, respectively]	315,791,744	186,773,786
Portfolio shares repurchased [17,283,917 and 8,340,706 shares, respectively]	(540,026,505)	(248,450,001)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(224,234,761)	(61,676,215)

CAPITAL CONTRIBUTIONS	—	1,556

TOTAL INCREASE (DECREASE)	(149,982,718)	335,404,434
NET ASSETS:
Beginning of period	1,392,588,214	1,057,183,780

End of period	$1,242,605,496	$1,392,588,214

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS
Aerospace & Defense — 4.2%
Lockheed Martin Corp.	64,713	$23,615,068
Northrop Grumman Corp.	152,594	46,913,500
Raytheon Technologies Corp.	220,944	13,614,569

		84,143,137

Auto Components — 0.2%
Aptiv PLC	59,433	4,631,019

Banks — 9.1%
Citigroup, Inc.	787,659	40,249,375
JPMorgan Chase & Co.	824,216	77,525,757
PNC Financial Services Group, Inc. (The)	173,169	18,219,111
Truist Financial Corp.	498,964	18,736,098
U.S. Bancorp	720,304	26,521,593

		181,251,934

Beverages — 2.1%
Diageo PLC (United Kingdom)	881,341	29,325,054
PepsiCo, Inc.	90,959	12,030,238

		41,355,292

Building Products — 2.8%
Carrier Global Corp.	162,440	3,609,417
Johnson Controls International PLC	525,105	17,927,085
Masco Corp.	371,821	18,669,132
Trane Technologies PLC(a)	180,750	16,083,135

		56,288,769

Capital Markets — 5.8%
BlackRock, Inc.	48,163	26,205,007
Goldman Sachs Group, Inc. (The)	149,591	29,562,173
Moody’s Corp.	46,036	12,647,470
Nasdaq, Inc.	204,278	24,405,093
State Street Corp.	183,899	11,686,781
T. Rowe Price Group, Inc.	93,838	11,588,993

		116,095,517

Chemicals — 3.6%
DuPont de Nemours, Inc.	284,348	15,107,409
PPG Industries, Inc.	296,902	31,489,426
Sherwin-Williams Co. (The)	44,244	25,566,396

		72,163,231

Consumer Finance — 0.9%
American Express Co.	181,646	17,292,699

Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	178,093	9,818,267

Electric Utilities — 6.5%
American Electric Power Co., Inc.	155,478	12,382,268
Duke Energy Corp.(a)	572,015	45,698,278
FirstEnergy Corp.	577,931	22,412,164
Southern Co. (The)	707,948	36,707,104
Xcel Energy, Inc.	199,149	12,446,813

		129,646,627

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment — 1.3%
Eaton Corp. PLC	294,695	$25,779,919

Equity Real Estate Investment Trusts (REITs) — 0.4%
Public Storage	36,525	7,008,782

Food Products — 3.3%
Archer-Daniels-Midland Co.	277,012	11,052,779
Danone SA (France)*(a)	123,250	8,551,347
J.M. Smucker Co. (The)(a)	51,056	5,402,235
Nestle SA (Switzerland)	360,008	39,925,939

		64,932,300

Health Care Equipment & Supplies — 6.6%
Abbott Laboratories	306,018	27,979,226
Boston Scientific Corp.*	444,860	15,619,035
Danaher Corp.	194,493	34,392,197
Medtronic PLC	592,999	54,378,008

		132,368,466

Health Care Providers & Services — 3.4%
Cigna Corp.	258,661	48,537,737
McKesson Corp.	128,327	19,687,928

		68,225,665

Hotels, Restaurants & Leisure — 0.3%
Marriott International, Inc. (Class A Stock)(a)	66,165	5,672,325

Household Products — 1.4%
Colgate-Palmolive Co.	62,298	4,563,952
Kimberly-Clark Corp.	91,152	12,884,335
Reckitt Benckiser Group PLC (United Kingdom)	121,245	11,160,178

		28,608,465

Industrial Conglomerates — 2.4%
Honeywell International, Inc.	330,329	47,762,270

Insurance — 8.5%
Aon PLC (Class A Stock)	260,201	50,114,712
Chubb Ltd.	330,800	41,885,896
Marsh & McLennan Cos., Inc.(a)	392,710	42,165,273
Travelers Cos., Inc. (The)	315,043	35,930,654

		170,096,535

IT Services — 5.5%
Accenture PLC (Class A Stock)	236,995	50,887,567
Fidelity National Information Services, Inc.	220,725	29,597,015
Fiserv, Inc.*	301,473	29,429,794

		109,914,376

Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	89,748	32,519,290

Machinery — 3.4%
Illinois Tool Works, Inc.	218,923	38,278,686
Otis Worldwide Corp.	110,473	6,281,495
Stanley Black & Decker, Inc.	159,616	22,247,278

		66,807,459

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media — 3.0%
Comcast Corp. (Class A Stock)	1,528,711	$59,589,155

Multi-Utilities — 1.1%
Dominion Energy, Inc.	276,553	22,450,573

Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	142,150	12,684,044
ConocoPhillips	389,946	16,385,531
EOG Resources, Inc.	198,644	10,063,305
Pioneer Natural Resources Co.	59,914	5,853,598
Suncor Energy, Inc. (Canada)	660,373	11,134,309

		56,120,787

Pharmaceuticals — 7.9%
Johnson & Johnson	584,661	82,220,877
Merck & Co., Inc.	373,824	28,907,810
Pfizer, Inc.	1,073,122	35,091,089
Roche Holding AG (Switzerland)	32,357	11,270,608

		157,490,384

Professional Services — 1.2%
Equifax, Inc.	139,732	24,017,136

Road & Rail — 2.0%
Canadian National Railway Co. (Canada)	141,301	12,515,030
Union Pacific Corp.	165,251	27,938,986

		40,454,016

Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc.	125,051	15,336,255
Intel Corp.	373,758	22,361,941
NXP Semiconductors NV (Netherlands)	160,084	18,255,979
Texas Instruments, Inc.(a)	373,460	47,418,216

		103,372,391

Specialty Retail — 0.5%
Lowe’s Cos., Inc.	74,963	10,129,001

Tobacco — 0.5%
Philip Morris International, Inc.	139,439	9,769,096

TOTAL LONG-TERM INVESTMENTS (cost $1,832,133,634)		1,955,774,883

	Shares	Value
SHORT-TERM INVESTMENTS — 6.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	48,510,519	$48,510,519
PGIM Institutional Money Market Fund (cost $81,173,355; includes $81,128,828 of cash collateral for securities on loan)(b)(w)	81,167,157	81,167,157

TOTAL SHORT-TERM INVESTMENTS (cost $129,683,874)		129,677,676

TOTAL INVESTMENTS — 104.5% (cost $1,961,817,508)		2,085,452,559
Liabilities in excess of other assets — (4.5)%		(89,585,009)

NET ASSETS — 100.0%		$1,995,867,550

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,740,899; cash collateral of $81,128,828 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$84,143,137	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Auto Components	$4,631,019	$—	$—
Banks	181,251,934	—	—
Beverages	12,030,238	29,325,054	—
Building Products	56,288,769	—	—
Capital Markets	116,095,517	—	—
Chemicals.	72,163,231	—	—
Consumer Finance	17,292,699	—	—
Diversified Telecommunication Services	9,818,267	—	—
Electric Utilities	129,646,627	—	—
Electrical Equipment	25,779,919	—	—
Equity Real Estate Investment Trusts (REITs)	7,008,782	—	—
Food Products	16,455,014	48,477,286	—
Health Care Equipment & Supplies	132,368,466	—	—
Health Care Providers & Services	68,225,665	—	—
Hotels, Restaurants & Leisure	5,672,325	—	—
Household Products	17,448,287	11,160,178	—
Industrial Conglomerates	47,762,270	—	—
Insurance	170,096,535	—	—
IT Services	109,914,376	—	—
Life Sciences Tools & Services	32,519,290	—	—
Machinery	66,807,459	—	—
Media	59,589,155	—	—
Multi-Utilities	22,450,573	—	—
Oil, Gas & Consumable Fuels	56,120,787	—	—
Pharmaceuticals	146,219,776	11,270,608	—
Professional Services	24,017,136	—	—
Road & Rail	40,454,016	—	—
Semiconductors & Semiconductor Equipment	103,372,391	—	—
Specialty Retail	10,129,001	—	—
Tobacco	9,769,096	—	—
Affiliated Mutual Funds	129,677,676	—	—

Total	$1,985,219,433	$100,233,126	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Banks	9.1%
Insurance	8.5
Pharmaceuticals	7.9
Health Care Equipment & Supplies	6.6
Affiliated Mutual Funds (4.1% represents investments purchased with collateral from securities on loan)	6.5
Electric Utilities	6.5
Capital Markets	5.8
IT Services	5.5
Semiconductors & Semiconductor Equipment	5.2
Aerospace & Defense	4.2
Chemicals	3.6
Health Care Providers & Services	3.4
Machinery	3.4
Food Products	3.3
Media	3.0
Building Products	2.8
Oil, Gas & Consumable Fuels	2.8
Industrial Conglomerates	2.4

Beverages	2.1%
Road & Rail	2.0
Life Sciences Tools & Services	1.6
Household Products	1.4
Electrical Equipment	1.3
Professional Services	1.2
Multi-Utilities	1.1
Consumer Finance	0.9
Specialty Retail	0.5
Diversified Telecommunication Services	0.5
Tobacco	0.5
Equity Real Estate Investment Trusts (REITs)	0.4
Hotels, Restaurants & Leisure	0.3
Auto Components	0.2

104.5
Liabilities in excess of other assets	(4.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$79,740,899	$(79,740,899)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $79,740,899:
Unaffiliated investments (cost $1,832,133,634)	$1,955,774,883
Affiliated investments (cost $129,683,874)	129,677,676
Cash	103,646
Receivable for Portfolio shares sold	8,980,459
Dividends receivable	2,222,681
Receivable for investments sold	1,404,602
Tax reclaim receivable	1,055,970
Prepaid expenses	1,846

Total Assets	2,099,221,763

LIABILITIES
Payable to broker for collateral for securities on loan	81,128,828
Payable for investments purchased	21,179,735
Management fee payable	499,857
Payable for Portfolio shares repurchased	238,919
Payable to affiliate	137,862
Accrued expenses and other liabilities	90,493
Distribution fee payable	77,838
Affiliated transfer agent fee payable	378
Trustees’ fees payable	224
Payable to custodian	79

Total Liabilities	103,354,213

NET ASSETS	$1,995,867,550

Net assets were comprised of:
Partners’ Equity	$1,995,867,550

Net asset value and redemption price per share, $1,995,867,550 / 97,839,486 outstanding shares of beneficial interest	$20.40

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $235,120 foreign withholding tax, of which $2,106 is reimbursable by an affiliate)	$19,390,896
Affiliated dividend income	232,281
Income from securities lending, net (including affiliated income of $176,679)	177,602

Total income	19,800,779

EXPENSES
Management fee	5,335,844
Distribution fee	2,014,853
Custodian and accounting fees	71,785
Trustees’ fees	15,583
Audit fee	13,028
Legal fees and expenses	9,844
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,502
Miscellaneous	20,960

Total expenses	7,487,859
Less: Fee waiver and/or expense reimbursement	(21,641)

Net expenses	7,466,218

NET INVESTMENT INCOME (LOSS)	12,334,561

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10,149))	31,252,213
Foreign currency transactions	(41,058)

31,211,155

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(8,826))	(334,285,650)
Foreign currencies	24,108

(334,261,542)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(303,050,387)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(290,715,826)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,334,561	$25,349,466
Net realized gain (loss) on investment and foreign currency transactions	31,211,155	9,934,484
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(334,261,542)	391,174,292

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(290,715,826)	426,458,242

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [38,249,823 and 15,261,147 shares, respectively]	766,233,246	314,779,367
Portfolio shares repurchased [24,892,045 and 6,049,097 shares, respectively]	(453,299,125)	(127,326,285)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	312,934,121	187,453,082

CAPITAL CONTRIBUTIONS	—	67

TOTAL INCREASE (DECREASE)	22,218,295	613,911,391
NET ASSETS:
Beginning of period	1,973,649,255	1,359,737,864

End of period	$1,995,867,550	$1,973,649,255

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS
Aerospace & Defense — 0.4%
HEICO Corp. (Class A Stock)	49,460	$4,018,131
L3Harris Technologies, Inc.	10,360	1,757,781

		5,775,912

Banks — 0.2%
First Republic Bank	30,536	3,236,511

Biotechnology — 3.2%
Allogene Therapeutics, Inc.*(a)	62,510	2,676,678
Alnylam Pharmaceuticals, Inc.*	30,061	4,452,335
Apellis Pharmaceuticals, Inc.*	114,260	3,731,732
Ascendis Pharma A/S (Denmark), ADR*	20,100	2,972,790
Bluebird Bio, Inc.*(a)	51,180	3,124,027
Exelixis, Inc.*	138,582	3,289,937
Fate Therapeutics, Inc.*(a)	107,640	3,693,128
Iovance Biotherapeutics, Inc.*	134,830	3,701,083
Neurocrine Biosciences, Inc.*(a)	44,650	5,447,300
Sage Therapeutics, Inc.*(a)	43,350	1,802,493
Seattle Genetics, Inc.*	36,516	6,204,799

		41,096,302

Building Products — 1.3%
AZEK Co., Inc. (The)*	14,933	475,765
Lennox International, Inc.(a)	30,209	7,038,395
Trane Technologies PLC	53,680	4,776,446
Trex Co., Inc.*(a)	35,310	4,592,772

		16,883,378

Capital Markets — 3.9%
Apollo Global Management, Inc.	88,761	4,430,949
MarketAxess Holdings, Inc.	9,060	4,538,335
MSCI, Inc.(a)	68,008	22,702,431
Nasdaq, Inc.	114,392	13,666,412
Tradeweb Markets, Inc. (Class A Stock)(a)	73,770	4,288,988

		49,627,115

Chemicals — 1.1%
Chr Hansen Holding A/S (Denmark)	45,795	4,729,773
Scotts Miracle-Gro Co. (The)	67,371	9,059,378

		13,789,151

Commercial Services & Supplies — 0.9%
Copart, Inc.*	140,413	11,692,190

Construction Materials — 0.7%
Vulcan Materials Co.	78,196	9,059,007

Distributors — 1.2%
Pool Corp.	57,163	15,540,905

Diversified Consumer Services — 1.9%
Bright Horizons Family Solutions, Inc.*(a)	166,768	19,545,210
Grand Canyon Education, Inc.*(a)	48,270	4,369,883

		23,915,093

Electrical Equipment — 2.1%
AMETEK, Inc.	206,906	18,491,189

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Generac Holdings, Inc.*	70,270	$8,568,021

		27,059,210

Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp. (Class A Stock)	127,349	12,201,308
Keysight Technologies, Inc.*	82,490	8,313,342
Littelfuse, Inc.	17,090	2,916,067
Trimble, Inc.*	121,450	5,245,425

		28,676,142

Entertainment — 2.7%
Electronic Arts, Inc.*	37,108	4,900,111
Live Nation Entertainment, Inc.*(a)	97,470	4,320,845
Take-Two Interactive Software, Inc.*	163,405	22,806,436
Warner Music Group Corp. (Class A Stock)*(a)	76,374	2,253,033

		34,280,425

Equity Real Estate Investment Trusts (REITs) — 2.4%
CoreSite Realty Corp.	60,002	7,263,842
Extra Space Storage, Inc.(a)	28,047	2,590,702
SBA Communications Corp.	71,648	21,345,372

		31,199,916

Food Products — 0.8%
Beyond Meat, Inc.*(a)	26,100	3,496,878
Lamb Weston Holdings, Inc.(a)	73,080	4,672,004
Post Holdings, Inc.*(a)	31,180	2,731,992

		10,900,874

Health Care Equipment & Supplies — 7.3%
Align Technology, Inc.*	5,158	1,415,561
Cooper Cos., Inc. (The)	39,978	11,339,360
DexCom, Inc.*	44,619	18,088,542
IDEXX Laboratories, Inc.*	14,437	4,766,520
Insulet Corp.*	33,710	6,548,505
Masimo Corp.*	91,911	20,954,789
STERIS PLC	96,272	14,771,976
West Pharmaceutical Services, Inc.	68,960	15,665,643

		93,550,896

Health Care Providers & Services — 1.6%
AmerisourceBergen Corp.	53,440	5,385,149
Centene Corp.*	84,637	5,378,681
Encompass Health Corp.	84,880	5,256,618
Guardant Health, Inc.*	41,694	3,382,634
Quest Diagnostics, Inc.	13,013	1,482,962

		20,886,044

Health Care Technology — 0.7%
Livongo Health, Inc.*(a)	32,259	2,425,554
Veeva Systems, Inc. (Class A Stock)*	29,500	6,915,390

		9,340,944

Hotels, Restaurants & Leisure — 3.6%
Chipotle Mexican Grill, Inc.*	18,885	19,873,819
Domino’s Pizza, Inc.	17,425	6,437,492
DraftKings, Inc. (Class A Stock)*(a)	34,934	1,161,905

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Dunkin’ Brands Group, Inc.(a)	76,286	$4,976,136
Eldorado Resorts, Inc.*(a)	67,940	2,721,676
Planet Fitness, Inc. (Class A Stock)*	52,760	3,195,673
Vail Resorts, Inc.	11,216	2,042,994
Wendy’s Co. (The)	256,810	5,593,322

		46,003,017

Household Products — 0.7%
Church & Dwight Co., Inc.	111,890	8,649,097

Industrial Conglomerates — 0.9%
Roper Technologies, Inc.	30,937	12,011,600

Insurance — 1.0%
Arthur J Gallagher & Co.	136,296	13,287,497

Interactive Media & Services — 2.6%
IAC/InterActiveCorp*	32,974	10,663,791
Match Group, Inc.*(a)	136,080	14,567,364
Twitter, Inc.*(a)	267,930	7,981,635
ZoomInfo Technologies, Inc. (Class A Stock)*	4,200	214,326

		33,427,116

Internet & Direct Marketing Retail — 0.3%
Chewy, Inc. (Class A Stock)*(a)	86,594	3,869,886

IT Services — 10.8%
Black Knight, Inc.*	203,818	14,789,034
Fidelity National Information Services, Inc.	99,387	13,326,803
Fiserv, Inc.*	95,346	9,307,677
FleetCor Technologies, Inc.*	19,980	5,025,569
Global Payments, Inc.	158,246	26,841,687
GoDaddy, Inc. (Class A Stock)*	87,040	6,382,643
Jack Henry & Associates, Inc.	46,980	8,645,729
Okta, Inc.*	54,931	10,998,834
Square, Inc. (Class A Stock)*	97,681	10,250,644
Twilio, Inc. (Class A Stock)*	56,740	12,449,891
Wix.com Ltd. (Israel)*	80,276	20,568,317

		138,586,828

Leisure Products — 0.5%
Hasbro, Inc.	33,910	2,541,554
Peloton Interactive, Inc. (Class A Stock)*	68,714	3,969,608

		6,511,162

Life Sciences Tools & Services — 5.3%
10X Genomics, Inc. (Class A Stock)*(a)	32,350	2,889,179
Adaptive Biotechnologies Corp.*	94,365	4,565,379
Agilent Technologies, Inc.	46,898	4,144,376
Bio-Techne Corp.	41,576	10,978,974
Charles River Laboratories International, Inc.*	38,345	6,685,451
ICON PLC (Ireland)*	60,015	10,110,127
IQVIA Holdings, Inc.*(a)	55,930	7,935,348
Mettler-Toledo International, Inc.*	4,197	3,380,893
PerkinElmer, Inc.	170,611	16,735,233

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
PRA Health Sciences, Inc.*(a)	15,245	$1,483,186

		68,908,146

Machinery — 1.1%
IDEX Corp.(a)	48,992	7,742,696
Nordson Corp.	33,690	6,391,330

		14,134,026

Media — 0.3%
Altice USA, Inc. (Class A Stock)*	145,036	3,269,111

Multiline Retail — 1.0%
Dollar General Corp.	55,070	10,491,386
Dollar Tree, Inc.*	27,613	2,559,173

		13,050,559

Pharmaceuticals — 1.3%
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	25,910	3,179,675
Horizon Therapeutics PLC*	84,410	4,691,508
Royalty Pharma PLC (Class A Stock)*(a)	176,340	8,561,307

		16,432,490

Professional Services — 8.9%
Clarivate PLC (United Kingdom)*(a)	605,297	13,516,282
CoStar Group, Inc.*	25,496	18,119,242
Equifax, Inc.	41,696	7,166,708
FTI Consulting, Inc.*	52,190	5,978,365
IHS Markit Ltd.	255,050	19,256,275
TransUnion	203,411	17,704,893
Verisk Analytics, Inc.	129,794	22,090,939
Wolters Kluwer NV (Netherlands)	129,396	10,152,916

		113,985,620

Road & Rail — 0.8%
Kansas City Southern	44,030	6,573,239
Old Dominion Freight Line, Inc.	24,290	4,119,341

		10,692,580

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.*	127,740	6,720,401
ASM International NV (Netherlands)	16,994	2,637,726
Entegris, Inc.	122,290	7,221,225
KLA Corp.	36,490	7,096,575
Marvell Technology Group Ltd.	243,920	8,551,835
MKS Instruments, Inc.	19,806	2,242,832
Monolithic Power Systems, Inc.	91,301	21,638,337
Silicon Laboratories, Inc.*	26,315	2,638,605

		58,747,536

Software — 16.1%
Autodesk, Inc.*	68,601	16,408,673
Cadence Design Systems, Inc.*	223,489	21,446,004
Constellation Software, Inc. (Canada)	7,015	7,920,760
Coupa Software, Inc.*(a)	28,131	7,793,412
DocuSign, Inc.*	95,533	16,451,738
Dropbox, Inc. (Class A Stock)*	404,510	8,806,183
Everbridge, Inc.*	34,598	4,786,979

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Fair Isaac Corp.*	13,730	$5,739,689
Guidewire Software, Inc.*(a)	59,123	6,553,785
Nice Ltd. (Israel), ADR*(a)	61,559	11,649,425
Paycom Software, Inc.*(a)	23,648	7,324,495
Paylocity Holding Corp.*(a)	24,853	3,625,804
Proofpoint, Inc.*	47,160	5,240,419
RingCentral, Inc. (Class A Stock)*	112,451	32,049,660
ServiceNow, Inc.*	33,958	13,755,028
SS&C Technologies Holdings, Inc.	85,950	4,854,456
Synopsys, Inc.*	98,428	19,193,460
Tyler Technologies, Inc.*(a)	28,963	10,046,685
Zendesk, Inc.*	40,140	3,553,594

		207,200,249

Specialty Retail — 3.1%
Burlington Stores, Inc.*	79,867	15,728,208
Five Below, Inc.*	9,630	1,029,543
O’Reilly Automotive, Inc.*	38,054	16,046,230
Tractor Supply Co.	58,998	7,775,347

		40,579,328

Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.*	54,074	16,871,629

TOTAL LONG-TERM INVESTMENTS (cost $1,039,769,349)		1,272,727,492

SHORT-TERM INVESTMENTS — 12.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	24,318,487	24,318,487
PGIM Institutional Money Market Fund (cost $135,074,156; includes $135,008,103 of cash collateral for securities on loan)(b)(w)	135,074,615	135,074,615

TOTAL SHORT-TERM INVESTMENTS (cost $159,392,643)		159,393,102

TOTAL INVESTMENTS — 111.2% (cost $1,199,161,992)		1,432,120,594
Liabilities in excess of other assets — (11.2)%		(144,629,587)

NET ASSETS — 100.0%		$1,287,491,007

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $133,878,836; cash collateral of $135,008,103 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$5,775,912	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Banks	$3,236,511	$—	$—
Biotechnology	41,096,302	—	—
Building Products	16,883,378	—	—
Capital Markets	49,627,115	—	—
Chemicals	9,059,378	4,729,773	—
Commercial Services & Supplies	11,692,190	—	—
Construction Materials	9,059,007	—	—
Distributors	15,540,905	—	—
Diversified Consumer Services	23,915,093	—	—
Electrical Equipment	27,059,210	—	—
Electronic Equipment, Instruments & Components	28,676,142	—	—
Entertainment	34,280,425	—	—
Equity Real Estate Investment Trusts (REITs)	31,199,916	—	—
Food Products	10,900,874	—	—
Health Care Equipment & Supplies	93,550,896	—	—
Health Care Providers & Services	20,886,044	—	—
Health Care Technology	9,340,944	—	—
Hotels, Restaurants & Leisure	46,003,017	—	—
Household Products	8,649,097	—	—
Industrial Conglomerates	12,011,600	—	—
Insurance	13,287,497	—	—
Interactive Media & Services	33,427,116	—	—
Internet & Direct Marketing Retail	3,869,886	—	—
IT Services	138,586,828	—	—
Leisure Products	6,511,162	—	—
Life Sciences Tools & Services	68,908,146	—	—
Machinery	14,134,026	—	—
Media	3,269,111	—	—
Multiline Retail	13,050,559	—	—
Pharmaceuticals	16,432,490	—	—
Professional Services	103,832,704	10,152,916	—
Road & Rail	10,692,580	—	—
Semiconductors & Semiconductor Equipment	56,109,810	2,637,726	—
Software	207,200,249	—	—
Specialty Retail	40,579,328	—	—
Textiles, Apparel & Luxury Goods	16,871,629	—	—
Affiliated Mutual Funds	159,393,102	—	—

Total	$1,414,600,179	$17,520,415	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	16.1%
Affiliated Mutual Funds (10.5% represents investments purchased with collateral from securities on loan)	12.4
IT Services	10.8
Professional Services	8.9
Health Care Equipment & Supplies	7.3
Life Sciences Tools & Services	5.3
Semiconductors & Semiconductor Equipment	4.6
Capital Markets	3.9
Hotels, Restaurants & Leisure	3.6
Biotechnology	3.2
Specialty Retail	3.1
Entertainment	2.7

Interactive Media & Services	2.6%
Equity Real Estate Investment Trusts (REITs)	2.4
Electronic Equipment, Instruments & Components	2.2
Electrical Equipment	2.1
Diversified Consumer Services	1.9
Health Care Providers & Services	1.6
Building Products	1.3
Textiles, Apparel & Luxury Goods	1.3
Pharmaceuticals	1.3
Distributors	1.2
Machinery	1.1
Chemicals	1.1
Insurance	1.0

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Multiline Retail	1.0%
Industrial Conglomerates	0.9
Commercial Services & Supplies	0.9
Food Products	0.8
Road & Rail	0.8
Health Care Technology	0.7
Construction Materials	0.7
Household Products	0.7
Leisure Products	0.5

Aerospace & Defense	0.4%
Internet & Direct Marketing Retail	0.3
Media	0.3
Banks	0.2

111.2
Liabilities in excess of other assets	(11.2)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$133,878,836	$(133,878,836)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST MID-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $133,878,836:
Unaffiliated investments (cost $1,039,769,349)	$1,272,727,492
Affiliated investments (cost $159,392,643)	159,393,102
Cash	35,457
Receivable for investments sold	13,916,339
Dividends receivable	365,509
Tax reclaim receivable	52,133
Receivable for Portfolio shares sold	12,622
Prepaid expenses and other assets	154,436

Total Assets	1,446,657,090

LIABILITIES
Payable to broker for collateral for securities on loan	135,008,103
Payable for investments purchased	19,277,780
Payable for Portfolio shares repurchased	4,303,678
Management fee payable	400,859
Accrued expenses and other liabilities	100,055
Distribution fee payable	52,394
Payable to affiliate	22,831
Affiliated transfer agent fee payable	378
Payable to custodian	5

Total Liabilities	159,166,083

NET ASSETS	$1,287,491,007

Net assets were comprised of:
Partners’ Equity	$1,287,491,007

Net asset value and redemption price per share, $1,287,491,007 / 104,392,763 outstanding shares of beneficial interest	$12.33

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $18,220 foreign withholding tax)	$2,977,564
Income from securities lending, net (including affiliated income of $253,709)	582,866
Affiliated dividend income	132,357

Total income	3,692,787

EXPENSES
Management fee	5,022,935
Distribution fee	1,540,766
Custodian and accounting fees	77,272
Trustees’ fees	12,873
Audit fee	12,587
Legal fees and expenses	9,056
Shareholders’ reports	3,799
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	25,583

Total expenses	6,708,331
Less: Fee waiver and/or expense reimbursement	(415,406)

Net expenses	6,292,925

NET INVESTMENT INCOME (LOSS)	(2,600,138)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $122,494)	(27,922,452)
Foreign currency transactions	(4,464)

(27,926,916)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(16,963))	43,624,058
Foreign currencies	(1,142)

43,622,916

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	15,696,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,095,862

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(2,600,138)	$(4,113,874)
Net realized gain (loss) on investment and foreign currency transactions	(27,926,916)	219,726,152
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	43,622,916	133,463,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,095,862	349,075,452

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [31,767,762 and 9,513,061 shares, respectively]	330,255,193	98,471,677
Portfolio shares repurchased [48,102,071 and 17,363,960 shares, respectively]	(473,051,590)	(190,529,970)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(142,796,397)	(92,058,293)

CAPITAL CONTRIBUTIONS	—	1,786

TOTAL INCREASE (DECREASE)	(129,700,535)	257,018,945
NET ASSETS:
Beginning of period	1,417,191,542	1,160,172,597

End of period	$1,287,491,007	$1,417,191,542

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%

COMMON STOCKS
Aerospace & Defense — 2.8%
General Dynamics Corp.	58,000	$8,668,680
Hexcel Corp.(a)	65,300	2,952,866
Huntington Ingalls Industries, Inc.	16,000	2,791,840
Moog, Inc. (Class A Stock)	26,400	1,398,672
Textron, Inc.	68,000	2,237,880

		18,049,938

Airlines — 0.9%
Alaska Air Group, Inc.	36,500	1,323,490
American Airlines Group, Inc.(a)	50,300	657,421
JetBlue Airways Corp.*(a)	168,300	1,834,470
United Airlines Holdings, Inc.*(a)	61,200	2,118,132

		5,933,513

Auto Components — 1.7%
Aptiv PLC	88,100	6,864,752
BorgWarner, Inc.(a)	43,500	1,535,550
Goodyear Tire & Rubber Co. (The)(a)	142,800	1,277,346
Lear Corp.	11,800	1,286,436

		10,964,084

Automobiles — 0.2%
Harley-Davidson, Inc.(a)	46,200	1,098,174

Banks — 5.7%
Associated Banc-Corp.(a)	143,990	1,969,783
BankUnited, Inc.	234,900	4,756,725
CIT Group, Inc.	51,200	1,061,376
Citizens Financial Group, Inc.	148,800	3,755,712
Comerica, Inc.	95,800	3,649,980
Fifth Third Bancorp	206,500	3,981,320
FNB Corp.	221,800	1,663,500
KeyCorp.	229,400	2,794,092
Regions Financial Corp.	328,300	3,650,696
Simmons First National Corp. (Class A Stock)	79,108	1,353,538
Truist Financial Corp.	58,900	2,211,695
Veritex Holdings, Inc.	115,400	2,042,580
Zions Bancorp NA(a)	103,400	3,515,600

		36,406,597

Beverages — 1.3%
Molson Coors Beverage Co. (Class B Stock)(a)	240,700	8,270,452

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc.*	135,600	15,219,744
United Therapeutics Corp.*	16,600	2,008,600

		17,228,344

Building Products — 1.4%
Apogee Enterprises, Inc.	50,900	1,172,736
Johnson Controls International PLC	162,392	5,544,063
Owens Corning	42,800	2,386,528

		9,103,327

Capital Markets — 2.6%
Ameriprise Financial, Inc.	36,700	5,506,468
Bank of New York Mellon Corp. (The)	65,700	2,539,305

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (cont’d.)
Prospect Capital Corp.(a)	217,400	$1,110,914
State Street Corp.	121,000	7,689,550

		16,846,237

Chemicals — 3.0%
Ashland Global Holdings, Inc.	101,300	6,999,830
Celanese Corp.	33,805	2,918,724
Eastman Chemical Co.	37,600	2,618,464
Huntsman Corp.	130,400	2,343,288
Ingevity Corp.*	33,000	1,734,810
LyondellBasell Industries NV (Class A Stock)	40,600	2,668,232

		19,283,348

Commercial Services & Supplies — 1.8%
ACCO Brands Corp.	154,200	1,094,820
Brink’s Co. (The)	24,900	1,133,199
Covanta Holding Corp.	473,200	4,537,988
Interface, Inc.	120,600	981,684
KAR Auction Services, Inc.	238,000	3,274,880
Pitney Bowes, Inc.(a)	205,300	533,780

		11,556,351

Communications Equipment — 1.4%
Ciena Corp.*	88,100	4,771,496
Juniper Networks, Inc.	61,800	1,412,748
Motorola Solutions, Inc.	17,700	2,480,301

		8,664,545

Construction & Engineering — 0.8%
MasTec, Inc.*(a)	38,200	1,714,034
Valmont Industries, Inc.	27,000	3,067,740

		4,781,774

Consumer Finance — 0.7%
Discover Financial Services	45,300	2,269,077
Navient Corp.	140,400	987,012
Synchrony Financial	58,200	1,289,712

		4,545,801

Containers & Packaging — 1.8%
Greif, Inc. (Class A Stock)(a)	59,900	2,061,159
International Paper Co.	30,200	1,063,342
O-I Glass, Inc.	166,900	1,498,762
Sealed Air Corp.	70,300	2,309,355
Silgan Holdings, Inc.	74,500	2,413,055
Westrock Co.	70,100	1,981,026

		11,326,699

Distributors — 0.4%
LKQ Corp.*	92,300	2,418,260

Diversified Consumer Services — 0.2%
Adtalem Global Education, Inc.*	44,900	1,398,635

Diversified Financial Services — 0.4%
Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	73,900	849,850

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Diversified Financial Services (cont’d.)
Voya Financial, Inc.(a)	33,500	$1,562,775

		2,412,625

Diversified Telecommunication Services — 0.3%
CenturyLink, Inc.(a)	191,300	1,918,739

Electric Utilities — 4.0%
Edison International	37,600	2,042,056
Evergy, Inc.	181,100	10,737,419
FirstEnergy Corp.	67,100	2,602,138
NRG Energy, Inc.	90,700	2,953,192
OGE Energy Corp.	64,600	1,961,256
PPL Corp.	191,600	4,950,944

		25,247,005

Electrical Equipment — 0.3%
Regal Beloit Corp.	20,400	1,781,328

Electronic Equipment, Instruments & Components — 2.1%
Arrow Electronics, Inc.*	26,800	1,840,892
CDW Corp.	15,200	1,765,936
Itron, Inc.*(a)	39,496	2,616,610
Jabil, Inc.	63,300	2,030,664
Methode Electronics, Inc.	36,000	1,125,360
Sanmina Corp.*	42,200	1,056,688
SYNNEX Corp.	15,500	1,856,435
TTM Technologies, Inc.*(a)	106,345	1,261,252

		13,553,837

Entertainment — 0.8%
Lions Gate Entertainment Corp. (Class A Stock)*(a)	108,150	801,392
Lions Gate Entertainment Corp. (Class B Stock)*(a)	630,650	4,307,339

		5,108,731

Equity Real Estate Investment Trusts (REITs) — 6.6%
Ashford Hospitality Trust, Inc.	198,300	143,292
Braemar Hotels & Resorts, Inc.	25,065	71,686
Brixmor Property Group, Inc.	110,900	1,421,738
City Office REIT, Inc.	107,600	1,082,456
CoreCivic, Inc.	111,700	1,045,512
Diversified Healthcare Trust	284,784	1,260,169
Franklin Street Properties Corp.(a)	320,400	1,630,836
Gaming & Leisure Properties, Inc.(a)	60,633	2,097,902
Host Hotels & Resorts, Inc.(a)	100,300	1,082,237
Industrial Logistics Properties Trust(a)	85,100	1,748,805
Iron Mountain, Inc.(a)	110,600	2,886,660
Lexington Realty Trust(a)	145,300	1,532,915
Office Properties Income Trust(a)	83,500	2,168,495
Omega Healthcare Investors, Inc.(a)	92,000	2,735,160
Outfront Media, Inc.	151,900	2,152,423
Paramount Group, Inc.	143,900	1,109,469
Piedmont Office Realty Trust, Inc. (Class A Stock)	147,600	2,451,636
Regency Centers Corp.	56,400	2,588,196
Retail Value, Inc.	16,098	198,971
Sabra Health Care REIT, Inc.	126,243	1,821,686
Service Properties Trust	134,500	953,605
SITE Centers Corp.	150,850	1,221,885

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Spirit Realty Capital, Inc.(a)	35,000	$1,220,100
Summit Hotel Properties, Inc.(a)	126,695	751,301
Tanger Factory Outlet Centers, Inc.(a)	101,600	724,408
Uniti Group, Inc.(a)	146,300	1,367,905
VEREIT, Inc.	493,900	3,175,777
Xenia Hotels & Resorts, Inc.	116,466	1,086,628

		41,731,853

Food & Staples Retailing — 1.1%
BJ’s Wholesale Club Holdings, Inc.*(a)	76,500	2,851,155
Kroger Co. (The)	132,200	4,474,970

		7,326,125

Food Products — 3.6%
Conagra Brands, Inc.	82,000	2,883,940
Hain Celestial Group, Inc. (The)*(a)	116,400	3,667,764
Ingredion, Inc.	26,200	2,174,600
J.M. Smucker Co. (The)(a)	23,600	2,497,116
Lamb Weston Holdings, Inc.(a)	15,400	984,522
TreeHouse Foods, Inc.*(a)	166,200	7,279,560
Tyson Foods, Inc. (Class A Stock)	57,300	3,421,383

		22,908,885

Gas Utilities — 0.7%
National Fuel Gas Co.(a)	62,500	2,620,625
UGI Corp.	58,723	1,867,391

		4,488,016

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	74,900	8,940,064

Health Care Providers & Services — 3.4%
Cardinal Health, Inc.	49,400	2,578,186
DaVita, Inc.*(a)	41,800	3,308,052
HCA Healthcare, Inc.	27,000	2,620,620
McKesson Corp.	22,100	3,390,582
MEDNAX, Inc.*(a)	177,600	3,036,960
Molina Healthcare, Inc.*	11,600	2,064,568
Quest Diagnostics, Inc.	14,300	1,629,628
Tenet Healthcare Corp.*	69,000	1,249,590
Universal Health Services, Inc. (Class B Stock)(a)	22,500	2,090,025

		21,968,211

Hotels, Restaurants & Leisure — 2.2%
Brinker International, Inc.(a)	97,900	2,349,600
MGM Resorts International(a)	286,900	4,819,920
Wyndham Destinations, Inc.	233,600	6,582,848

		13,752,368

Household Durables — 1.7%
D.R. Horton, Inc.	47,300	2,622,785
Ethan Allen Interiors, Inc.(a)	56,239	665,307
Lennar Corp. (Class A Stock)	33,400	2,058,108
PulteGroup, Inc.	82,200	2,797,266
Whirlpool Corp.(a)	23,000	2,979,190

		11,122,656

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Household Products — 0.2%
Central Garden & Pet Co. (Class A Stock)*	36,500	$1,233,335

Independent Power & Renewable Electricity Producers — 2.2%
AES Corp. (The)	392,400	5,685,876
Vistra Energy Corp.	437,100	8,138,802

		13,824,678

Insurance — 4.3%
Aflac, Inc.	68,800	2,478,864
Allstate Corp. (The)	33,100	3,210,369
American Financial Group, Inc.	22,700	1,440,542
American International Group, Inc.	43,700	1,362,566
Assured Guaranty Ltd.	36,900	900,729
Axis Capital Holdings Ltd.	50,800	2,060,448
Everest Re Group Ltd.	9,800	2,020,760
Hartford Financial Services Group, Inc. (The)	67,900	2,617,545
Lincoln National Corp.(a)	100,200	3,686,358
Old Republic International Corp.	71,800	1,171,058
Principal Financial Group, Inc.	56,700	2,355,318
Reinsurance Group of America, Inc.	18,900	1,482,516
Universal Insurance Holdings, Inc.	52,154	925,734
Unum Group	98,600	1,635,774

		27,348,581

Internet & Direct Marketing Retail — 0.7%
eBay, Inc.	82,300	4,316,635

IT Services — 2.5%
Alliance Data Systems Corp.(a)	15,000	676,800
Amdocs Ltd.(a)	117,600	7,159,488
Conduent, Inc.*	756,600	1,808,274
DXC Technology Co.	96,400	1,590,600
Perspecta, Inc.	51,700	1,200,991
Science Applications International Corp.	18,800	1,460,384
Western Union Co. (The)(a)	79,500	1,718,790

		15,615,327

Leisure Products — 0.3%
Brunswick Corp.	29,900	1,913,899

Machinery — 3.4%
AGCO Corp.	38,000	2,107,480
Allison Transmission Holdings, Inc.	56,700	2,085,426
Crane Co.	33,743	2,006,359
Cummins, Inc.	18,000	3,118,680
Hillenbrand, Inc.	49,000	1,326,430
Meritor, Inc.*	113,000	2,237,400
Oshkosh Corp.(a)	30,500	2,184,410
Snap-on, Inc.(a)	14,700	2,036,097
Stanley Black & Decker, Inc.	13,200	1,839,816
Trinity Industries, Inc.(a)	52,300	1,113,467
Wabash National Corp.(a)	122,500	1,300,950

		21,356,515

Media — 0.9%
AMC Networks, Inc. (Class A Stock)*(a)	61,600	1,440,824

	Shares	Value
COMMON STOCKS (continued)
Media (cont’d.)
TEGNA, Inc.	128,500	$1,431,490
ViacomCBS, Inc. (Class B Stock)(a)	117,017	2,728,837

		5,601,151

Metals & Mining — 0.8%
Cleveland-Cliffs, Inc.	197,700	1,091,304
Reliance Steel & Aluminum Co.	24,600	2,335,278
Steel Dynamics, Inc.	70,100	1,828,909

		5,255,491

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
MFA Financial, Inc.(a)	222,200	553,278
PennyMac Mortgage Investment Trust	77,500	1,358,575
Starwood Property Trust, Inc.(a)	437,500	6,545,000

		8,456,853

Multiline Retail — 0.8%
Big Lots, Inc.(a)	39,000	1,638,000
Dillard’s, Inc. (Class A Stock)(a)	18,700	482,273
Dollar Tree, Inc.*	24,800	2,298,464
Kohl’s Corp.(a)	47,900	994,883

		5,413,620

Multi-Utilities — 1.6%
CenterPoint Energy, Inc.	127,600	2,382,292
MDU Resources Group, Inc.	166,000	3,681,880
Public Service Enterprise Group, Inc.	86,200	4,237,592

		10,301,764

Oil, Gas & Consumable Fuels — 3.9%
Arch Resources, Inc.(a)	21,000	596,610
EOG Resources, Inc.	80,600	4,083,196
HollyFrontier Corp.	79,700	2,327,240
Marathon Petroleum Corp.	96,300	3,599,694
ONEOK, Inc.	195,000	6,477,900
Phillips 66	33,400	2,401,460
Valero Energy Corp.	51,200	3,011,584
Williams Cos., Inc. (The)	138,800	2,639,976

		25,137,660

Paper & Forest Products — 0.4%
Boise Cascade Co.	48,600	1,827,846
Domtar Corp.	37,700	795,847

		2,623,693

Personal Products — 0.1%
Edgewell Personal Care Co.*	15,650	487,654

Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC*	51,080	5,636,167
Lannett Co., Inc.*(a)	29,200	211,992
Mylan NV*	90,200	1,450,416

		7,298,575

Professional Services — 0.3%
ManpowerGroup, Inc.	23,600	1,622,500

Semiconductors & Semiconductor Equipment — 3.9%
Amkor Technology, Inc.*(a)	224,000	2,757,440
Diodes, Inc.*(a)	38,200	1,936,740

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Entegris, Inc.(a)	51,800	$3,058,790
NXP Semiconductors NV (Netherlands).	35,600	4,059,824
ON Semiconductor Corp.*(a)	101,500	2,011,730
Skyworks Solutions, Inc.	88,200	11,277,252

		25,101,776

Software — 1.6%
Ebix, Inc.(a)	61,800	1,381,848
Nuance Communications, Inc.*	353,800	8,952,909

		10,334,757

Specialty Retail — 2.9%
Aaron’s, Inc.	39,300	1,784,220
Bed Bath & Beyond, Inc.(a)	101,000	1,070,600
Best Buy Co., Inc.	33,300	2,906,091
Chico’s FAS, Inc.(a)	814,300	1,123,734
Children’s Place, Inc. (The)(a)	101,900	3,813,098
Foot Locker, Inc.(a)	43,500	1,268,460
Group 1 Automotive, Inc.	20,800	1,372,176
Office Depot, Inc.	269,000	632,150
Penske Automotive Group, Inc.(a)	35,700	1,381,947
Rent-A-Center, Inc.	41,000	1,140,620
Sleep Number Corp.*(a)	41,300	1,719,732

		18,212,828

Technology Hardware, Storage & Peripherals — 3.1%
HP, Inc.	216,200	3,768,366
NCR Corp.*	73,300	1,269,556
NetApp, Inc.	48,500	2,151,945
Seagate Technology PLC(a)	116,000	5,615,560
Western Digital Corp.	121,200	5,350,980
Xerox Holdings Corp.	84,000	1,284,360

		19,440,767

Textiles, Apparel & Luxury Goods — 0.5%
Hanesbrands, Inc.(a)	149,400	1,686,726
PVH Corp.(a)	28,600	1,374,230

		3,060,956

Thrifts & Mortgage Finance — 0.4%
MGIC Investment Corp.	138,300	1,132,677
Radian Group, Inc.	86,900	1,347,819

		2,480,496

Tobacco — 0.3%
Universal Corp.	41,200	1,751,412

Trading Companies & Distributors — 2.3%
AerCap Holdings NV (Ireland)*	93,000	2,864,400
GMS, Inc.*	72,200	1,775,398

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
HD Supply Holdings, Inc.*	169,500	$5,873,175
Triton International Ltd. (Bermuda)(a)	54,500	1,648,080
United Rentals, Inc.*	17,400	2,593,296

		14,754,349

TOTAL LONG-TERM INVESTMENTS (cost $688,032,610)		623,081,794

SHORT-TERM INVESTMENTS — 21.5%

AFFILIATED MUTUAL FUNDS — 19.6%
PGIM Core Ultra Short Bond Fund(w)	4,390,743	4,390,743
PGIM Institutional Money Market Fund (cost $120,098,613; includes $120,044,218 of cash collateral for securities on loan)(b)(w)	120,130,286	120,130,286

TOTAL AFFILIATED MUTUAL FUNDS (cost $124,489,356)		124,521,029

UNAFFILIATED FUND — 1.9%
BlackRock Liquidity FedFund	12,279,001	12,279,001

(cost $12,279,001)
TOTAL SHORT-TERM INVESTMENTS (cost $136,768,357)		136,800,030

TOTAL INVESTMENTS — 119.3% (cost $824,800,967)		759,881,824
Liabilities in excess of other assets — (19.3)%		(122,830,393)

NET ASSETS — 100.0%		$637,051,431

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $117,680,327; cash collateral of $120,044,218 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$18,049,938	$—	$—
Airlines	5,933,513	—	—
Auto Components	10,964,084	—	—
Automobiles	1,098,174	—	—
Banks	36,406,597	—	—
Beverages	8,270,452	—	—
Biotechnology	17,228,344	—	—
Building Products	9,103,327	—	—
Capital Markets	16,846,237	—	—
Chemicals	19,283,348	—	—
Commercial Services & Supplies	11,556,351	—	—
Communications Equipment	8,664,545	—	—
Construction & Engineering	4,781,774	—	—
Consumer Finance	4,545,801	—	—
Containers & Packaging	11,326,699	—	—
Distributors	2,418,260	—	—
Diversified Consumer Services	1,398,635	—	—
Diversified Financial Services	2,412,625	—	—
Diversified Telecommunication Services	1,918,739	—	—
Electric Utilities	25,247,005	—	—
Electrical Equipment	1,781,328	—	—
Electronic Equipment, Instruments & Components	13,553,837	—	—
Entertainment	5,108,731	—	—
Equity Real Estate Investment Trusts (REITs)	41,731,853	—	—
Food & Staples Retailing	7,326,125	—	—
Food Products	22,908,885	—	—
Gas Utilities	4,488,016	—	—
Health Care Equipment & Supplies	8,940,064	—	—
Health Care Providers & Services	21,968,211	—	—
Hotels, Restaurants & Leisure.	13,752,368	—	—
Household Durables	11,122,656	—	—
Household Products	1,233,335	—	—
Independent Power & Renewable Electricity Producers	13,824,678	—	—
Insurance	27,348,581	—	—
Internet & Direct Marketing Retail	4,316,635	—	—
IT Services	15,615,327	—	—
Leisure Products	1,913,899	—	—
Machinery	21,356,515	—	—
Media	5,601,151	—	—
Metals & Mining	5,255,491	—	—
Mortgage Real Estate Investment Trusts (REITs)	8,456,853	—	—
Multiline Retail	5,413,620	—	—
Multi-Utilities	10,301,764	—	—
Oil, Gas & Consumable Fuels	25,137,660	—	—
Paper & Forest Products	2,623,693	—	—
Personal Products	487,654	—	—
Pharmaceuticals	7,298,575	—	—
Professional Services	1,622,500	—	—
Semiconductors & Semiconductor Equipment	25,101,776	—	—
Software	10,334,757	—	—
Specialty Retail	18,212,828	—	—
Technology Hardware, Storage & Peripherals	19,440,767	—	—
Textiles, Apparel & Luxury Goods	3,060,956	—	—
Thrifts & Mortgage Finance	2,480,496	—	—
Tobacco	1,751,412	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Trading Companies & Distributors	$14,754,349	$—	$—
Affiliated Mutual Funds	124,521,029	—	—
Unaffiliated Fund	12,279,001	—	—

Total	$759,881,824	$—	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (18.8% represents investments purchased with collateral from securities on loan)	19.6%
Equity Real Estate Investment Trusts (REITs)	6.6
Banks	5.7
Insurance	4.3
Electric Utilities	4.0
Oil, Gas & Consumable Fuels	3.9
Semiconductors & Semiconductor Equipment	3.9
Food Products	3.6
Health Care Providers & Services	3.4
Machinery	3.4
Technology Hardware, Storage & Peripherals	3.1
Chemicals	3.0
Specialty Retail	2.9
Aerospace & Defense	2.8
Biotechnology	2.7
Capital Markets	2.6
IT Services	2.5
Trading Companies & Distributors	2.3
Independent Power & Renewable Electricity Producers	2.2
Hotels, Restaurants & Leisure	2.2
Electronic Equipment, Instruments & Components	2.1
Unaffiliated Fund	1.9
Commercial Services & Supplies	1.8
Containers & Packaging	1.8
Household Durables	1.7
Auto Components	1.7
Software	1.6
Multi-Utilities	1.6
Building Products	1.4
Health Care Equipment & Supplies	1.4
Communications Equipment	1.4

Mortgage Real Estate Investment Trusts (REITs)	1.3%
Beverages	1.3
Food & Staples Retailing	1.1
Pharmaceuticals	1.1
Airlines	0.9
Media	0.9
Multiline Retail	0.8
Metals & Mining	0.8
Entertainment	0.8
Construction & Engineering	0.8
Consumer Finance	0.7
Gas Utilities	0.7
Internet & Direct Marketing Retail	0.7
Textiles, Apparel & Luxury Goods	0.5
Paper & Forest Products	0.4
Thrifts & Mortgage Finance	0.4
Distributors	0.4
Diversified Financial Services	0.4
Diversified Telecommunication Services	0.3
Leisure Products	0.3
Electrical Equipment	0.3
Tobacco	0.3
Professional Services	0.3
Diversified Consumer Services	0.2
Household Products	0.2
Automobiles	0.2
Personal Products	0.1

119.3
Liabilities in excess of other assets	(19.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$117,680,327	$(117,680,327)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $117,680,327:
Unaffiliated investments (cost $700,311,611)	$635,360,795
Affiliated investments (cost $124,489,356)	124,521,029
Dividends receivable	1,349,356
Receivable for Portfolio shares sold	423,302
Tax reclaim receivable	2,992
Prepaid expenses and other assets	23,076

Total Assets	761,680,550

LIABILITIES
Payable to broker for collateral for securities on loan	120,044,218
Payable for investments purchased	2,652,053
Payable for Portfolio shares repurchased	1,597,520
Management fee payable	239,307
Accrued expenses and other liabilities	66,745
Distribution fee payable	25,666
Payable to affiliate	2,992
Affiliated transfer agent fee payable	378
Trustees’ fees payable	240

Total Liabilities	124,629,119

NET ASSETS	$637,051,431

Net assets were comprised of:
Partners’ Equity	$637,051,431

Net asset value and redemption price per share, $637,051,431 / 23,918,340 outstanding shares of beneficial interest	$26.63

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,178 foreign withholding tax)	$7,318,534
Income from securities lending, net (including affiliated income of $190,968)	272,652
Affiliated dividend income	36,786

Total income	7,627,972

EXPENSES
Management fee	2,278,364
Distribution fee	785,467
Custodian and accounting fees	54,443
Audit fee	13,028
Trustees’ fees	9,220
Legal fees and expenses	8,019
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,882
Miscellaneous	18,141

Total expenses	3,173,024
Less: Fee waiver and/or expense reimbursement	(6,284)

Net expenses	3,166,740

NET INVESTMENT INCOME (LOSS)	4,461,232

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $9,939)	(46,053,854)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $21,640)	(178,602,601)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(224,656,455)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(220,195,223)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,461,232	$12,653,193
Net realized gain (loss) on investment and foreign currency transactions	(46,053,854)	(6,100,231)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(178,602,601)	144,221,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(220,195,223)	150,774,568

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [11,137,119 and 2,023,957 shares, respectively]	270,103,384	65,554,281
Portfolio shares repurchased [11,258,119 and 2,514,914 shares, respectively]	(261,559,423)	(83,049,934)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	8,543,961	(17,495,653)

CAPITAL CONTRIBUTIONS	—	1,212

TOTAL INCREASE (DECREASE)	(211,651,262)	133,280,127
NET ASSETS:
Beginning of period	848,702,693	715,422,566

End of period	$637,051,431	$848,702,693

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS
Aerospace & Defense — 2.8%
Aerojet Rocketdyne Holdings, Inc.*	79,173	$3,138,418
Kratos Defense & Security Solutions, Inc.*(a)	368,140	5,754,028
Mercury Systems, Inc.*	154,453	12,149,273

		21,041,719

Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.*	105,319	2,345,454
Echo Global Logistics, Inc.*	106,380	2,299,936

		4,645,390

Automobiles — 0.1%
Winnebago Industries, Inc.	13,320	887,378

Banks — 1.9%
National Bank Holdings Corp. (Class A Stock)	114,272	3,085,344
OceanFirst Financial Corp.	161,511	2,847,439
Pacific Premier Bancorp, Inc.(a)	170,899	3,705,090
Pinnacle Financial Partners, Inc.	44,952	1,887,535
Webster Financial Corp.	102,241	2,925,115

		14,450,523

Beverages — 0.5%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	7,611	4,084,443

Biotechnology — 16.3%
Adamas Pharmaceuticals, Inc.*(a)	120,558	308,628
ADC Therapeutics SA (Switzerland)*(a)	33,352	1,561,207
Adverum Biotechnologies, Inc.*(a)	214,885	4,486,799
Aimmune Therapeutics, Inc.*(a)	87,607	1,463,913
Allogene Therapeutics, Inc.*(a)	70,798	3,031,570
Applied Therapeutics, Inc.*(a)	61,074	2,207,825
Arena Pharmaceuticals, Inc.*	39,990	2,517,371
Argenx SE (Netherlands), ADR*(a)	13,434	3,025,740
Assembly Biosciences, Inc.*	94,258	2,198,097
Avrobio, Inc.*(a)	245,113	4,277,222
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	69,586	5,087,432
Black Diamond Therapeutics, Inc.*	16,263	685,648
Blueprint Medicines Corp.*	62,167	4,849,026
Bridgebio Pharma, Inc.*(a)	76,704	2,501,317
CareDx, Inc.*	149,877	5,310,142
Castle Biosciences, Inc.*(a)	69,866	2,633,250
ChemoCentryx, Inc.*	64,490	3,710,755
CRISPR Therapeutics AG (Switzerland)*(a)	42,400	3,115,976
Deciphera Pharmaceuticals, Inc.*	35,982	2,148,845
Dicerna Pharmaceuticals, Inc.*	175,241	4,451,121
Fate Therapeutics, Inc.*	76,572	2,627,185
Fusion Pharmaceuticals, Inc. (Canada)*	75,821	1,324,593
Generation Bio Co.*(a)	11,851	248,871
Gritstone Oncology, Inc.*(a)	143,660	953,902
IGM Biosciences, Inc.*(a)	29,680	2,166,640
Immunomedics, Inc.*	71,167	2,522,158
Iovance Biotherapeutics, Inc.*	64,893	1,781,313
Karyopharm Therapeutics, Inc.*(a)	182,058	3,448,179

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Legend Biotech Corp., ADR*(a)	11,400	$485,184
Magenta Therapeutics, Inc.*	261,650	1,964,992
MannKind Corp.*	292,721	512,262
MeiraGTx Holdings PLC*	154,017	1,928,293
Mirati Therapeutics, Inc.*(a)	29,757	3,397,357
Momenta Pharmaceuticals, Inc.*	105,502	3,510,052
ORIC Pharmaceuticals, Inc.*(a)	33,051	1,114,810
Oyster Point Pharma, Inc.*(a)	48,196	1,391,900
Passage Bio, Inc.*(a)	53,231	1,454,803
Radius Health, Inc.*	142,612	1,943,802
Repare Therapeutics, Inc. (Canada)*	77,732	2,411,247
Replimune Group, Inc.*(a)	143,670	3,570,199
Sage Therapeutics, Inc.*	63,865	2,655,507
Turning Point Therapeutics, Inc.*(a)	33,730	2,178,621
Twist Bioscience Corp.*(a)	138,751	6,285,420
United Therapeutics Corp.*	30,965	3,746,765
Vir Biotechnology, Inc.*(a)	63,018	2,581,847
Xencor, Inc.*(a)	73,880	2,392,973
Xenon Pharmaceuticals, Inc. (Canada)*	155,191	1,946,095
Zymeworks, Inc. (Canada)*	63,528	2,291,455

		122,408,309

Building Products — 1.5%
AZEK Co., Inc. (The)*	116,407	3,708,727
Masonite International Corp.*	5,240	407,567
Trex Co., Inc.*(a)	55,110	7,168,158

		11,284,452

Capital Markets — 0.5%
Moelis & Co. (Class A Stock)(a)	122,976	3,831,932

Chemicals — 0.7%
Ingevity Corp.*	53,163	2,794,779
PolyOne Corp.	45,922	1,204,534
PQ Group Holdings, Inc.*	90,240	1,194,778

		5,194,091

Commercial Services & Supplies — 1.9%
Casella Waste Systems, Inc. (Class A Stock)*	85,929	4,478,619
IAA, Inc.*	130,337	5,027,098
Tetra Tech, Inc.	58,821	4,653,918

		14,159,635

Communications Equipment — 0.6%
Lumentum Holdings, Inc.*(a)	12,098	985,140
Viavi Solutions, Inc.*	271,980	3,465,025

		4,450,165

Construction & Engineering — 1.3%
Arcosa, Inc.	41,680	1,758,896
MasTec, Inc.*(a)	122,134	5,480,153
NV5 Global, Inc.*(a)	52,998	2,693,888

		9,932,937

Consumer Finance — 0.2%
Green Dot Corp. (Class A Stock)*	3,710	182,087

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Consumer Finance (cont’d.)
LendingTree, Inc.*(a)	3,181	$920,995

		1,103,082

Distributors — 0.7%
Pool Corp.	18,726	5,091,038

Diversified Consumer Services — 2.6%
Chegg, Inc.*	295,251	19,858,582

Diversified Telecommunication Services — 1.4%
Cogent Communications Holdings, Inc.(a)	58,310	4,510,861
Vonage Holdings Corp.*	573,577	5,770,185

		10,281,046

Electrical Equipment — 2.1%
Generac Holdings, Inc.*	66,975	8,166,262
Regal Beloit Corp.	53,201	4,645,511
Vicor Corp.*(a)	39,748	2,859,869

		15,671,642

Entertainment — 1.2%
Glu Mobile, Inc.*(a)	942,308	8,735,195

Equity Real Estate Investment Trusts (REITs) — 2.4%
Agree Realty Corp.(a)	20,050	1,317,485
Monmouth Real Estate Investment Corp.	140,333	2,033,425
QTS Realty Trust, Inc. (Class A Stock)(a)	173,831	11,140,829
Ryman Hospitality Properties, Inc.	56,509	1,955,211
STAG Industrial, Inc.	50,880	1,491,802

		17,938,752

Food & Staples Retailing — 2.5%
BJ’s Wholesale Club Holdings, Inc.*(a)	171,626	6,396,501
Grocery Outlet Holding Corp.*(a)	178,356	7,276,925
Performance Food Group Co.*	163,736	4,771,267

		18,444,693

Food Products — 2.0%
Freshpet, Inc.*(a)	118,171	9,886,186
Simply Good Foods Co. (The)*	292,688	5,438,143

		15,324,329

Health Care Equipment & Supplies — 4.8%
AtriCure, Inc.*	201,417	9,053,694
Haemonetics Corp.*	19,775	1,771,049
Inari Medical, Inc.*(a)	6,699	324,500
Integer Holdings Corp.*	49,407	3,609,181
LivaNova PLC*	41,198	1,982,860
Merit Medical Systems, Inc.*(a)	35,620	1,626,053
Penumbra, Inc.*(a)	2,013	359,965
SeaSpine Holdings Corp.*	78,315	819,958
STAAR Surgical Co.*	129,130	7,946,660
Tandem Diabetes Care, Inc.*	54,452	5,386,392
TransMedics Group, Inc.*(a)	175,956	3,153,131

		36,033,443

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services — 1.3%
Addus HomeCare Corp.*	34,503	$3,193,598
LHC Group, Inc.*	38,509	6,712,889

		9,906,487

Health Care Technology — 3.0%
Inspire Medical Systems, Inc.*	66,897	5,821,377
Livongo Health, Inc.*(a)	84,521	6,355,134
Tabula Rasa HealthCare, Inc.*(a)	152,873	8,366,739
Teladoc Health, Inc.*(a)	10,373	1,979,584

		22,522,834

Hotels, Restaurants & Leisure — 5.2%
Churchill Downs, Inc.(a)	95,570	12,725,144
Chuy’s Holdings, Inc.*(a)	78,377	1,166,250
Everi Holdings, Inc.*	320,190	1,652,180
Jack in the Box, Inc.	70,929	5,255,130
Noodles & Co.*(a)	221,134	1,337,861
Planet Fitness, Inc. (Class A Stock)*(a)	135,314	8,195,969
PlayAGS, Inc.*	149,987	506,956
SeaWorld Entertainment, Inc.*(a)	71,080	1,052,695
Wendy’s Co. (The)	201,282	4,383,922
Wingstop, Inc.	20,624	2,866,117

		39,142,224

Household Durables — 2.1%
Installed Building Products, Inc.*	40,874	2,811,314
Meritage Homes Corp.*	70,661	5,378,715
Taylor Morrison Home Corp.*	204,057	3,936,260
TopBuild Corp.*	34,498	3,924,837

		16,051,126

Insurance — 2.3%
BRP Group, Inc. (Class A Stock)*(a)	203,682	3,517,588
eHealth, Inc.*	28,055	2,756,124
Hanover Insurance Group, Inc. (The)	17,046	1,727,271
Palomar Holdings, Inc.*(a)	79,563	6,823,323
Selectquote, Inc.*(a)	86,040	2,179,393

		17,003,699

Interactive Media & Services — 0.4%
EverQuote, Inc. (Class A Stock)*(a)	48,961	2,847,572

Internet & Direct Marketing Retail — 0.4%
Rubicon Project, Inc. (The)*(a)	461,871	3,080,680

IT Services — 2.4%
Perficient, Inc.*	41,145	1,472,168
Science Applications International Corp.(a)	51,709	4,016,755
Shift4 Payments, Inc. (Class A Stock)*(a)	68,139	2,418,934
USA Technologies, Inc.*(a)	221,062	1,549,645
Wix.com Ltd. (Israel)*	34,000	8,711,480

		18,168,982

Leisure Products — 0.4%
YETI Holdings, Inc.*(a)	65,380	2,793,687

Life Sciences Tools & Services — 4.0%
Adaptive Biotechnologies Corp.*	64,730	3,131,637

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Charles River Laboratories International, Inc.*(a)	28,060	$4,892,261
NanoString Technologies, Inc.*	184,293	5,409,000
NeoGenomics, Inc.*(a)	377,942	11,708,643
Repligen Corp.*	41,089	5,079,011

		30,220,552

Machinery — 2.5%
Altra Industrial Motion Corp.	141,658	4,513,224
Astec Industries, Inc.	114,525	5,303,653
Chart Industries, Inc.*	138,848	6,732,739
Kadant, Inc.	25,313	2,522,694

		19,072,310

Multiline Retail — 0.7%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	51,698	5,048,310

Oil, Gas & Consumable Fuels — 0.3%
EQT Corp.	32,030	381,157
Matador Resources Co.*(a)	127,946	1,087,541
New Fortress Energy LLC*(a)	77,725	1,007,316

		2,476,014

Paper & Forest Products — 0.7%
Boise Cascade Co.	145,977	5,490,195

Personal Products — 0.7%
BellRing Brands, Inc. (Class A Stock)*	277,988	5,543,081

Pharmaceuticals — 1.9%
BioDelivery Sciences International, Inc.*	390,272	1,701,586
Collegium Pharmaceutical, Inc.*(a)	86,033	1,505,578
Horizon Therapeutics PLC*	133,278	7,407,591
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	10,510	1,639,770
Zogenix, Inc.*(a)	84,937	2,294,148

		14,548,673

Professional Services — 0.5%
TriNet Group, Inc.*	66,069	4,026,245

Road & Rail — 0.8%
Werner Enterprises, Inc.(a)	131,670	5,731,595

Semiconductors & Semiconductor Equipment — 5.6%
Brooks Automation, Inc.	115,136	5,093,617
Enphase Energy, Inc.*(a)	109,615	5,214,385
Entegris, Inc.(a)	60,459	3,570,104
Inphi Corp.*	14,360	1,687,300
Lattice Semiconductor Corp.*(a)	228,834	6,496,597
MACOM Technology Solutions Holdings, Inc.*(a)	145,310	4,991,398
Monolithic Power Systems, Inc.	20,158	4,777,446
Onto Innovation, Inc.*(a)	56,993	1,940,042
Semtech Corp.*	31,050	1,621,431
Universal Display Corp.	45,466	6,802,623

		42,194,943

Software — 10.3%
Alarm.com Holdings, Inc.*(a)	45,259	2,933,236
Alteryx, Inc. (Class A Stock)*(a)	38,193	6,274,346

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Avalara, Inc.*(a)	60,590	$8,063,923
Cloudflare, Inc. (Class A Stock)*(a)	217,058	7,803,235
Everbridge, Inc.*	43,535	6,023,503
LivePerson, Inc.*(a)	131,459	5,446,346
Model N, Inc.*(a)	144,573	5,025,357
New Relic, Inc.*	14,274	983,479
Pluralsight, Inc. (Class A Stock)*	257,280	4,643,904
Q2 Holdings, Inc.*(a)	7,514	644,626
Rapid7, Inc.*(a)	123,432	6,297,501
SailPoint Technologies Holdings, Inc.*(a)	30,670	811,835
Smartsheet, Inc. (Class A Stock)*(a)	97,400	4,959,608
SVMK, Inc.*	239,801	5,644,915
Tenable Holdings, Inc.*(a)	172,240	5,134,474
Varonis Systems, Inc.*	72,854	6,446,122

		77,136,410

Specialty Retail — 2.5%
Children’s Place, Inc. (The)(a)	51,234	1,917,176
Dick’s Sporting Goods, Inc.(a)	41,940	1,730,445
Five Below, Inc.*	31,256	3,341,579
National Vision Holdings, Inc.*(a)	300,444	9,169,551
Tilly’s, Inc. (Class A Stock)	130,324	738,937
Vroom, Inc.*	39,602	2,064,848

		18,962,536

Textiles, Apparel & Luxury Goods — 0.6%
PVH Corp.(a)	88,523	4,253,530

Thrifts & Mortgage Finance — 0.4%
Essent Group Ltd.	86,589	3,140,583

Trading Companies & Distributors — 0.3%
Herc Holdings, Inc.*	84,108	2,584,639

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.*(a)	44,310	590,209

TOTAL LONG-TERM INVESTMENTS (cost $596,926,808)		737,389,892

SHORT-TERM INVESTMENTS — 31.4%
AFFILIATED MUTUAL FUNDS — 30.6%
PGIM Core Ultra Short Bond Fund(w)	1,035,842	1,035,842
PGIM Institutional Money Market Fund (cost $229,098,989; includes $228,993,852 of cash collateral for securities on loan)(b)(w)	229,140,204	229,140,204

TOTAL AFFILIATED MUTUAL FUNDS (cost $230,134,831)		230,176,046

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

UNAFFILIATED FUND — 0.8%
BlackRock Liquidity FedFund	6,132,127	$6,132,127

(cost $6,132,127)
TOTAL SHORT-TERM INVESTMENTS (cost $236,266,958)		236,308,173

TOTAL INVESTMENTS — 129.4% (cost $833,193,766)		973,698,065
Liabilities in excess of other assets — (29.4)%		(221,047,774)

NET ASSETS — 100.0%		$752,650,291

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $227,872,150; cash collateral of $228,993,852 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$21,041,719	$—	$—
Air Freight & Logistics	4,645,390	—	—
Automobiles	887,378	—	—
Banks	14,450,523	—	—
Beverages	4,084,443	—	—
Biotechnology	122,408,309	—	—
Building Products	11,284,452	—	—
Capital Markets	3,831,932	—	—
Chemicals.	5,194,091	—	—
Commercial Services & Supplies	14,159,635	—	—
Communications Equipment	4,450,165	—	—
Construction & Engineering	9,932,937	—	—
Consumer Finance	1,103,082	—	—
Distributors	5,091,038	—	—
Diversified Consumer Services	19,858,582	—	—
Diversified Telecommunication Services	10,281,046	—	—
Electrical Equipment	15,671,642	—	—
Entertainment.	8,735,195	—	—
Equity Real Estate Investment Trusts (REITs)	17,938,752	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Food & Staples Retailing	$18,444,693	$—	$—
Food Products	15,324,329	—	—
Health Care Equipment & Supplies	36,033,443	—	—
Health Care Providers & Services	9,906,487	—	—
Health Care Technology	22,522,834	—	—
Hotels, Restaurants & Leisure.	39,142,224	—	—
Household Durables	16,051,126	—	—
Insurance	17,003,699	—	—
Interactive Media & Services	2,847,572	—	—
Internet & Direct Marketing Retail	3,080,680	—	—
IT Services	18,168,982	—	—
Leisure Products	2,793,687	—	—
Life Sciences Tools & Services	30,220,552	—	—
Machinery	19,072,310	—	—
Multiline Retail	5,048,310	—	—
Oil, Gas & Consumable Fuels	2,476,014	—	—
Paper & Forest Products	5,490,195	—	—
Personal Products	5,543,081	—	—
Pharmaceuticals	14,548,673	—	—
Professional Services	4,026,245	—	—
Road & Rail	5,731,595	—	—
Semiconductors & Semiconductor Equipment	42,194,943	—	—
Software	77,136,410	—	—
Specialty Retail	18,962,536	—	—
Textiles, Apparel & Luxury Goods	4,253,530	—	—
Thrifts & Mortgage Finance	3,140,583	—	—
Trading Companies & Distributors	2,584,639	—	—
Wireless Telecommunication Services	590,209	—	—
Affiliated Mutual Funds	230,176,046	—	—
Unaffiliated Fund	6,132,127	—	—

Total	$973,698,065	$—	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (30.4% represents investments purchased with collateral from securities on loan)	30.6%
Biotechnology	16.3
Software	10.3
Semiconductors & Semiconductor Equipment	5.6
Hotels, Restaurants & Leisure	5.2
Health Care Equipment & Supplies	4.8
Life Sciences Tools & Services	4.0
Health Care Technology	3.0
Aerospace & Defense	2.8
Diversified Consumer Services	2.6
Machinery	2.5
Specialty Retail	2.5
Food & Staples Retailing	2.5
IT Services	2.4
Equity Real Estate Investment Trusts (REITs)	2.4
Insurance	2.3
Household Durables	2.1
Electrical Equipment	2.1
Food Products	2.0

Pharmaceuticals	1.9%
Banks	1.9
Commercial Services & Supplies	1.9
Building Products	1.5
Diversified Telecommunication Services	1.4
Construction & Engineering	1.3
Health Care Providers & Services	1.3
Entertainment	1.2
Unaffiliated Fund	0.8
Road & Rail	0.8
Personal Products	0.7
Paper & Forest Products	0.7
Chemicals	0.7
Distributors	0.7
Multiline Retail	0.7
Air Freight & Logistics	0.6
Communications Equipment	0.6
Textiles, Apparel & Luxury Goods	0.6
Beverages	0.5
Professional Services	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Capital Markets	0.5%
Thrifts & Mortgage Finance	0.4
Internet & Direct Marketing Retail	0.4
Interactive Media & Services	0.4
Leisure Products	0.4
Trading Companies & Distributors	0.3
Oil, Gas & Consumable Fuels	0.3

Consumer Finance	0.2%
Automobiles	0.1
Wireless Telecommunication Services	0.1

129.4
Liabilities in excess of other assets	(29.4)

100.0%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$227,872,150	$(227,872,150)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $227,872,150:
Unaffiliated investments (cost $603,058,935)	$743,522,019
Affiliated investments (cost $230,134,831)	230,176,046
Receivable for investments sold	13,792,022
Dividends receivable	192,091
Receivable for Portfolio shares sold	821
Prepaid expenses and other assets	5,799

Total Assets	987,688,798

LIABILITIES
Payable to broker for collateral for securities on loan	228,993,852
Payable for investments purchased	3,262,978
Payable for Portfolio shares repurchased	2,364,706
Management fee payable	293,752
Accrued expenses and other liabilities	92,059
Distribution fee payable	30,782
Affiliated transfer agent fee payable	378

Total Liabilities	235,038,507

NET ASSETS	$752,650,291

Net assets were comprised of:
Partners’ Equity	$752,650,291

Net asset value and redemption price per share, $752,650,291 / 13,709,737 outstanding shares of beneficial interest	$54.90

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$1,256,197
Income from securities lending, net (including affiliated income of $401,329)	484,986
Affiliated dividend income	43,891

Total income	1,785,074

EXPENSES
Management fee	2,561,553
Distribution fee	884,832
Custodian and accounting fees	64,283
Audit fee	12,581
Trustees’ fees	9,297
Legal fees and expenses	7,062
Shareholders’ reports	3,958
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	14,827

Total expenses	3,561,853
Less: Fee waiver and/or expense reimbursement	(14,157)

Net expenses	3,547,696

NET INVESTMENT INCOME (LOSS)	(1,762,622)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $18,970)	15,884,687
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $24,687)	(32,280,199)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(16,395,512)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,158,134)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,762,622)	$(2,377,296)
Net realized gain (loss) on investment transactions	15,884,687	84,242,952
Net change in unrealized appreciation (depreciation) on investments	(32,280,199)	127,395,366

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,158,134)	209,261,022

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [4,618,693 and 2,784,960 shares, respectively]	207,067,092	132,811,793
Portfolio shares repurchased [7,170,841 and 3,188,938 shares, respectively]	(298,923,811)	(158,959,559)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(91,856,719)	(26,147,766)

CAPITAL CONTRIBUTIONS	—	760

TOTAL INCREASE (DECREASE)	(110,014,853)	183,114,016
NET ASSETS:
Beginning of period	862,665,144	679,551,128

End of period	$752,650,291	$862,665,144

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 100.0%

COMMON STOCKS — 99.8%
Aerospace & Defense — 3.1%
Aerojet Rocketdyne Holdings, Inc.*	69,820	$2,767,665
Axon Enterprise, Inc.*(a)	42,234	4,144,422
BWX Technologies, Inc.	47,781	2,706,316
Curtiss-Wright Corp.	18,457	1,647,841
Hexcel Corp.(a)	39,281	1,776,287
Mercury Systems, Inc.*	90,986	7,156,959

		20,199,490

Auto Components — 0.7%
Fox Factory Holding Corp.*(a)	53,298	4,402,948

Automobiles — 0.5%
Thor Industries, Inc.(a)	29,555	3,148,494

Banks — 1.4%
First Hawaiian, Inc.	79,873	1,377,010
Seacoast Banking Corp. of Florida*	26,934	549,454
Sterling Bancorp(a)	120,077	1,407,302
Synovus Financial Corp.	68,258	1,401,337
Triumph Bancorp, Inc.*(a)	63,635	1,544,421
Western Alliance Bancorp	75,263	2,850,210

		9,129,734

Beverages — 0.4%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	4,318	2,317,255

Biotechnology — 19.7%
ACADIA Pharmaceuticals, Inc.*(a)	29,420	1,425,987
Acceleron Pharma, Inc.*	8,745	833,136
Adaptimmune Therapeutics PLC, ADR*	137,670	1,378,077
Adverum Biotechnologies, Inc.*	70,550	1,473,084
Aimmune Therapeutics, Inc.*(a)	151,730	2,535,408
Akebia Therapeutics, Inc.*	150,912	2,049,385
Akouos, Inc.*	7,400	166,500
Allakos, Inc.*(a)	29,201	2,098,384
Allogene Therapeutics, Inc.*(a)	49,830	2,133,721
Amicus Therapeutics, Inc.*	448,586	6,764,677
Apellis Pharmaceuticals, Inc.*	142,216	4,644,775
Arcus Biosciences, Inc.*	65,130	1,611,316
Arena Pharmaceuticals, Inc.*	67,899	4,274,242
Ascendis Pharma A/S (Denmark), ADR*	19,210	2,841,159
Assembly Biosciences, Inc.*	60,910	1,420,421
Avidity Biosciences, Inc.*	61,700	1,743,642
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	38,835	2,839,227
Bluebird Bio, Inc.*(a)	49,870	3,044,065
Blueprint Medicines Corp.*	51,868	4,045,704
Celyad SA (Belgium), ADR*(a)	49,175	534,041
ChemoCentryx, Inc.*	43,370	2,495,510
Constellation Pharmaceuticals, Inc.*(a)	108,289	3,254,084
Cytokinetics, Inc.*(a)	79,583	1,875,771
CytomX Therapeutics, Inc.*	159,540	1,328,968
Dicerna Pharmaceuticals, Inc.*	93,556	2,376,322
Emergent BioSolutions, Inc.*	19,396	1,533,836
Epizyme, Inc.*(a)	164,370	2,639,782
Equillium, Inc.*	100,230	295,679
Fate Therapeutics, Inc.*	129,760	4,452,066
Forma Therapeutics Holdings, Inc.*	15,100	701,999

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Generation Bio Co.*(a)	72,760	$1,527,960
Global Blood Therapeutics, Inc.*(a)	4,377	276,320
Gossamer Bio, Inc.*(a)	106,850	1,389,050
Heron Therapeutics, Inc.*(a)	108,368	1,594,093
ImmunoGen, Inc.*	128,071	589,127
Immunomedics, Inc.*(a)	56,540	2,003,778
Invitae Corp.*(a)	80,850	2,448,946
Iovance Biotherapeutics, Inc.*	98,091	2,692,598
Karyopharm Therapeutics, Inc.*(a)	90,196	1,708,312
Kodiak Sciences, Inc.*(a)	31,860	1,724,263
Krystal Biotech, Inc.*	21,020	870,648
Kura Oncology, Inc.*(a)	144,350	2,352,905
Madrigal Pharmaceuticals, Inc.*(a)	11,735	1,328,989
Mersana Therapeutics, Inc.*	56,700	1,326,780
Mirati Therapeutics, Inc.*(a)	53,627	6,122,595
Momenta Pharmaceuticals, Inc.*	85,769	2,853,535
Myovant Sciences Ltd.*(a)	141,810	2,924,122
ORIC Pharmaceuticals, Inc.*(a)	41,910	1,413,624
Oyster Point Pharma, Inc.*(a)	32,078	926,413
Principia Biopharma, Inc.*	35,245	2,107,299
PTC Therapeutics, Inc.*	53,859	2,732,806
Radius Health, Inc.*	82,626	1,126,192
RAPT Therapeutics, Inc.*	46,280	1,343,046
REGENXBIO, Inc.*	26,944	992,348
Replimune Group, Inc.*	79,210	1,968,368
Rhythm Pharmaceuticals, Inc.*(a)	62,475	1,393,192
Sage Therapeutics, Inc.*(a)	29,980	1,246,568
Turning Point Therapeutics, Inc.*(a)	29,209	1,886,609
Twist Bioscience Corp.*(a)	41,700	1,889,010
Ultragenyx Pharmaceutical, Inc.*	24,043	1,880,643
Veracyte, Inc.*	78,231	2,026,183
Y-mAbs Therapeutics, Inc.*	46,867	2,024,654

		127,501,944

Building Products — 2.4%
Advanced Drainage Systems, Inc.	53,350	2,635,490
Armstrong World Industries, Inc.	19,464	1,517,413
Patrick Industries, Inc.	53,818	3,296,353
Simpson Manufacturing Co., Inc.	39,680	3,347,405
Trex Co., Inc.*(a)	38,931	5,063,755

		15,860,416

Capital Markets — 0.5%
Assetmark Financial Holdings, Inc.*(a)	46,610	1,271,987
Stifel Financial Corp.	38,095	1,806,846

		3,078,833

Chemicals — 0.8%
Amyris, Inc., (original cost $982,971; purchased 06/03/20)*(f)	327,657	1,345,458
Axalta Coating Systems Ltd.*	82,663	1,864,050
Ingevity Corp.*	35,140	1,847,310

		5,056,818

Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.*	36,415	2,184,172
MSA Safety, Inc.(a)	15,126	1,731,019

		3,915,191

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment — 0.5%
Lumentum Holdings, Inc.*(a)	36,758	$2,993,204

Consumer Finance — 1.5%
FirstCash, Inc.	26,430	1,783,496
LendingTree, Inc.*(a)	4,090	1,184,178
OneMain Holdings, Inc.	42,638	1,046,336
PRA Group, Inc.*	99,410	3,843,191
SLM Corp.	255,591	1,796,805

		9,654,006

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.(a)	172,089	2,407,525

Distributors — 0.0%
Core-Mark Holding Co., Inc.	10,022	250,099

Diversified Consumer Services — 1.5%
Arco Platform Ltd. (Brazil) (Class A Stock)*	59,760	2,598,365
frontdoor, Inc.*	54,860	2,431,944
Strategic Education, Inc.	32,560	5,002,844

		10,033,153

Diversified Telecommunication Services — 1.8%
Bandwidth, Inc. (Class A Stock)*(a)	89,469	11,362,563

Electrical Equipment — 0.8%
EnerSys	30,883	1,988,247
Generac Holdings, Inc.*	23,960	2,921,443

		4,909,690

Electronic Equipment, Instruments & Components — 1.4%
CTS Corp.(a)	77,027	1,543,621
Itron, Inc.*	81,727	5,414,414
Rogers Corp.*	14,761	1,839,220

		8,797,255

Equity Real Estate Investment Trusts (REITs) — 1.7%
Columbia Property Trust, Inc.	90,793	1,193,020
CoreSite Realty Corp.	17,211	2,083,564
Corporate Office Properties Trust	68,990	1,748,206
Essential Properties Realty Trust, Inc.	104,415	1,549,518
Independence Realty Trust, Inc.(a)	162,324	1,865,103
PS Business Parks, Inc.	17,427	2,307,335

		10,746,746

Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings, Inc.*	60,890	2,269,370
Performance Food Group Co.*	98,142	2,859,858

		5,129,228

Food Products — 2.2%
Freshpet, Inc.*(a)	62,691	5,244,729
Hostess Brands, Inc.*(a)	579,922	7,086,647
Simply Good Foods Co. (The)*	103,336	1,919,983

		14,251,359

Health Care Equipment & Supplies — 6.0%
AtriCure, Inc.*	47,849	2,150,813
Cardiovascular Systems, Inc.*	41,513	1,309,735
CryoPort, Inc.*(a)	66,100	1,999,525

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Globus Medical, Inc. (Class A Stock)*(a)	65,288	$3,114,891
Haemonetics Corp.*	19,111	1,711,581
ICU Medical, Inc.*	5,834	1,075,265
Integer Holdings Corp.*	41,549	3,035,155
Integra LifeSciences Holdings Corp.*(a)	46,263	2,173,898
iRhythm Technologies, Inc.*(a)	55,463	6,427,607
Masimo Corp.*	12,310	2,806,557
Nevro Corp.*	30,620	3,658,171
NuVasive, Inc.*	34,205	1,903,850
OraSure Technologies, Inc.*(a)	98,389	1,144,264
Silk Road Medical, Inc.*(a)	67,620	2,832,602
Tandem Diabetes Care, Inc.*	36,645	3,624,923

		38,968,837

Health Care Providers & Services — 3.7%
Addus HomeCare Corp.*	21,381	1,979,025
Amedisys, Inc.*	10,751	2,134,504
Hanger, Inc.*	84,250	1,395,180
HealthEquity, Inc.*(a)	43,290	2,539,824
LHC Group, Inc.*	59,586	10,387,032
Providence Service Corp. (The)*	33,255	2,624,152
R1 RCM, Inc.*	260,079	2,899,881

		23,959,598

Health Care Technology — 2.1%
Health Catalyst, Inc.*(a)	86,390	2,519,997
HMS Holdings Corp.*	103,226	3,343,490
Inspire Medical Systems, Inc.*	42,700	3,715,754
Omnicell, Inc.*	57,368	4,051,328

		13,630,569

Hotels, Restaurants & Leisure — 2.8%
Churchill Downs, Inc.(a)	24,173	3,218,635
Denny’s Corp.*(a)	27,520	277,952
Dunkin’ Brands Group, Inc.(a)	26,541	1,731,270
Eldorado Resorts, Inc.*(a)	74,200	2,972,452
Penn National Gaming, Inc.*(a)	72,373	2,210,271
Planet Fitness, Inc. (Class A Stock)*	37,700	2,283,489
Wingstop, Inc.(a)	38,538	5,355,626

		18,049,695

Household Durables — 0.8%
Skyline Champion Corp.*	49,370	1,201,666
TopBuild Corp.*	36,001	4,095,834

		5,297,500

Insurance — 1.1%
eHealth, Inc.*	19,940	1,958,906
James River Group Holdings Ltd.	66,594	2,996,730
Kemper Corp.	33,120	2,401,862

		7,357,498

Interactive Media & Services — 0.5%
Cargurus, Inc.*	43,120	1,093,092
EverQuote, Inc. (Class A Stock)*	33,720	1,961,155

		3,054,247

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
IT Services — 5.5%
CACI International, Inc. (Class A Stock)*	10,745	$2,330,376
Evo Payments, Inc. (Class A Stock)*	107,170	2,446,691
ExlService Holdings, Inc.*	28,782	1,824,779
LiveRamp Holdings, Inc.*(a)	131,469	5,583,488
Perficient, Inc.*	75,065	2,685,826
Repay Holdings Corp.*	76,630	1,887,397
Science Applications International Corp.(a)	47,708	3,705,957
Verra Mobility Corp.*	172,800	1,776,384
Wix.com Ltd. (Israel)*	41,780	10,704,872
WNS Holdings Ltd. (India), ADR*(a)	53,037	2,915,974

		35,861,744

Leisure Products — 1.1%
Smith & Wesson Brands, Inc.*(a)	98,713	2,124,304
YETI Holdings, Inc.*	115,266	4,925,316

		7,049,620

Life Sciences Tools & Services — 0.6%
NanoString Technologies, Inc.*	57,329	1,682,606
Repligen Corp.*	15,634	1,932,519

		3,615,125

Machinery — 3.8%
Altra Industrial Motion Corp.	56,558	1,801,938
ESCO Technologies, Inc.	20,330	1,718,495
Evoqua Water Technologies Corp.*	126,200	2,347,320
ITT, Inc.	46,163	2,711,614
John Bean Technologies Corp.(a)	39,685	3,413,704
Kornit Digital Ltd. (Israel)*(a)	30,920	1,650,509
Rexnord Corp.	83,286	2,427,787
SPX Corp.*	68,600	2,822,890
SPX FLOW, Inc.*	54,893	2,055,194
Watts Water Technologies, Inc. (Class A Stock)	44,740	3,623,940

		24,573,391

Media — 0.7%
Cardlytics, Inc.*(a)	61,004	4,269,060

Multiline Retail — 0.3%
Ollie’s Bargain Outlet Holdings, Inc.*(a)	19,490	1,903,198

Paper & Forest Products — 0.7%
Boise Cascade Co.	60,377	2,270,779
Louisiana-Pacific Corp.	101,837	2,612,119

		4,882,898

Personal Products — 1.6%
BellRing Brands, Inc. (Class A Stock)*(a)	346,836	6,915,910
elf Beauty, Inc.*(a)	177,440	3,383,781

		10,299,691

Pharmaceuticals — 2.1%
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	18,140	2,226,141
MyoKardia, Inc.*	32,946	3,183,243
Pacira BioSciences, Inc.*	31,063	1,629,876

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	9,205	$1,436,164
Revance Therapeutics, Inc.*(a)	73,420	1,792,916
Theravance Biopharma, Inc.*(a)	80,659	1,693,032
Tricida, Inc.*	50,200	1,379,496

		13,340,868

Professional Services — 2.4%
ASGN, Inc.*	46,879	3,125,892
Exponent, Inc.	47,015	3,804,924
FTI Consulting, Inc.*	47,540	5,445,707
Huron Consulting Group, Inc.*	26,626	1,178,200
Insperity, Inc.	29,280	1,895,294

		15,450,017

Road & Rail — 0.3%
Marten Transport Ltd.	69,932	1,759,489
Saia, Inc.*	2,620	291,292

		2,050,781

Semiconductors & Semiconductor Equipment — 5.2%
Advanced Energy Industries, Inc.*	54,010	3,661,338
Cabot Microelectronics Corp.	24,020	3,351,751
Cohu, Inc.	92,807	1,609,273
Entegris, Inc.	31,755	1,875,133
First Solar, Inc.*(a)	57,931	2,867,584
FormFactor, Inc.*	95,762	2,808,699
Lattice Semiconductor Corp.*(a)	178,710	5,073,577
MACOM Technology Solutions Holdings, Inc.*	115,400	3,963,990
MKS Instruments, Inc.	15,295	1,732,006
Onto Innovation, Inc.*	48,960	1,666,598
Power Integrations, Inc.(a)	17,445	2,060,778
Silicon Laboratories, Inc.*	32,910	3,299,886

		33,970,613

Software — 10.6%
ACI Worldwide, Inc.*	140,160	3,782,918
Avaya Holdings Corp.*(a)	305,750	3,779,070
Bill.com Holdings, Inc.*	16,610	1,498,388
Blackbaud, Inc.	33,966	1,938,779
Cornerstone OnDemand, Inc.*	24,350	938,936
Envestnet, Inc.*	49,990	3,676,265
Everbridge, Inc.*(a)	88,305	12,217,880
Five9, Inc.*(a)	62,553	6,922,740
Manhattan Associates, Inc.*	23,774	2,239,511
Medallia, Inc.*(a)	108,244	2,732,079
Mimecast Ltd.*(a)	74,788	3,115,668
Paylocity Holding Corp.*(a)	12,485	1,821,437
Pegasystems, Inc.(a)	20,911	2,115,566
Q2 Holdings, Inc.*(a)	84,680	7,264,697
Rapid7, Inc.*(a)	63,648	3,247,321
Sprout Social, Inc. (Class A Stock)*(a)	34,550	932,850
SVMK, Inc.*	175,957	4,142,028
Varonis Systems, Inc.*	70,350	6,224,568

		68,590,701

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail — 0.7%
Floor & Decor Holdings, Inc. (Class A Stock)*	51,286	$2,956,638
Foot Locker, Inc.	63,654	1,856,150

		4,812,788

Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc. (Class A Stock)*	96,306	1,668,983

Textiles, Apparel & Luxury Goods — 2.2%
Carter’s, Inc.(a)	20,479	1,652,655
Deckers Outdoor Corp.*	19,160	3,762,832
PVH Corp.(a)	39,080	1,877,794
Steven Madden Ltd.(a)	102,781	2,537,663
Under Armour, Inc. (Class C Stock)*(a)	221,022	1,953,835
Wolverine World Wide, Inc.	102,900	2,450,049

		14,234,828

Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd.	39,410	1,429,401
MGIC Investment Corp.	244,039	1,998,679
Walker & Dunlop, Inc.	40,770	2,071,524

		5,499,604

Trading Companies & Distributors — 1.2%
Applied Industrial Technologies, Inc.	54,456	3,397,510
SiteOne Landscape Supply, Inc.*(a)	40,290	4,591,851

		7,989,361

TOTAL COMMON STOCKS (cost $558,541,112)		645,527,166

PREFERRED STOCK — 0.2%
Chemicals
Amyris, Inc., (original cost $797,780; purchased 06/03/20)*(f)	798	1,091,968

(cost $797,780)
TOTAL LONG-TERM INVESTMENTS (cost $559,338,892)		646,619,134

SHORT-TERM INVESTMENTS — 28.9%
AFFILIATED MUTUAL FUNDS — 28.6%
PGIM Core Ultra Short Bond Fund(w)	1,359,281	1,359,281

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $183,889,651; includes $183,812,769 of cash collateral for securities on loan)(b)(w)	183,942,242	$183,942,242

TOTAL AFFILIATED MUTUAL FUNDS (cost $185,248,932)		185,301,523

UNAFFILIATED FUND — 0.3%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1,922,865	1,922,865

(cost $1,922,865)
TOTAL SHORT-TERM INVESTMENTS (cost $187,171,797)		187,224,388

TOTAL INVESTMENTS — 128.9% (cost $746,510,689)		833,843,522
Liabilities in excess of other assets — (28.9)%		(187,107,750)

NET ASSETS — 100.0%		$646,735,772

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $182,307,718; cash collateral of $183,812,769 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $1,780,751. The aggregate value of $2,437,426 is 0.4% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$20,199,490	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Auto Components	$4,402,948	$—	$—
Automobiles	3,148,494	—	—
Banks	9,129,734	—	—
Beverages	2,317,255	—	—
Biotechnology	127,501,944	—	—
Building Products	15,860,416	—	—
Capital Markets	3,078,833	—	—
Chemicals	3,711,360	1,345,458	—
Commercial Services & Supplies	3,915,191	—	—
Communications Equipment	2,993,204	—	—
Consumer Finance	9,654,006	—	—
Containers & Packaging	2,407,525	—	—
Distributors	250,099	—	—
Diversified Consumer Services	10,033,153	—	—
Diversified Telecommunication Services	11,362,563	—	—
Electrical Equipment	4,909,690	—	—
Electronic Equipment, Instruments & Components	8,797,255	—	—
Equity Real Estate Investment Trusts (REITs)	10,746,746	—	—
Food & Staples Retailing	5,129,228	—	—
Food Products	14,251,359	—	—
Health Care Equipment & Supplies	38,968,837	—	—
Health Care Providers & Services	23,959,598	—	—
Health Care Technology	13,630,569	—	—
Hotels, Restaurants & Leisure	18,049,695	—	—
Household Durables	5,297,500	—	—
Insurance	7,357,498	—	—
Interactive Media & Services	3,054,247	—	—
IT Services	35,861,744	—	—
Leisure Products	7,049,620	—	—
Life Sciences Tools & Services	3,615,125	—	—
Machinery	24,573,391	—	—
Media	4,269,060	—	—
Multiline Retail	1,903,198	—	—
Paper & Forest Products	4,882,898	—	—
Personal Products	10,299,691	—	—
Pharmaceuticals	13,340,868	—	—
Professional Services	15,450,017	—	—
Road & Rail	2,050,781	—	—
Semiconductors & Semiconductor Equipment	33,970,613	—	—
Software	68,590,701	—	—
Specialty Retail	4,812,788	—	—
Technology Hardware, Storage & Peripherals	1,668,983	—	—
Textiles, Apparel & Luxury Goods	14,234,828	—	—
Thrifts & Mortgage Finance	5,499,604	—	—
Trading Companies & Distributors	7,989,361	—	—
Preferred Stock
Chemicals	—	1,091,968	—
Affiliated Mutual Funds	185,301,523	—	—
Unaffiliated Fund	1,922,865	—	—

Total	$831,406,096	$2,437,426	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (28.4% represents investments purchased with collateral from securities on loan)	28.6%

Biotechnology	19.7%
Software	10.6

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Health Care Equipment & Supplies	6.0%
IT Services	5.5
Semiconductors & Semiconductor Equipment	5.2
Machinery	3.8
Health Care Providers & Services	3.7
Aerospace & Defense	3.1
Hotels, Restaurants & Leisure	2.8
Building Products	2.4
Professional Services	2.4
Food Products	2.2
Textiles, Apparel & Luxury Goods	2.2
Health Care Technology	2.1
Pharmaceuticals	2.1
Diversified Telecommunication Services	1.8
Equity Real Estate Investment Trusts (REITs)	1.7
Personal Products	1.6
Diversified Consumer Services	1.5
Consumer Finance	1.5
Banks	1.4
Electronic Equipment, Instruments & Components	1.4
Trading Companies & Distributors	1.2
Insurance	1.1
Leisure Products	1.1
Chemicals	1.0
Thrifts & Mortgage Finance	0.8
Household Durables	0.8

Food & Staples Retailing	0.8%
Electrical Equipment	0.8
Paper & Forest Products	0.7
Specialty Retail	0.7
Auto Components	0.7
Media	0.7
Commercial Services & Supplies	0.6
Life Sciences Tools & Services	0.6
Automobiles	0.5
Capital Markets	0.5
Interactive Media & Services	0.5
Communications Equipment	0.5
Containers & Packaging	0.4
Beverages	0.4
Road & Rail	0.3
Unaffiliated Fund	0.3
Multiline Retail	0.3
Technology Hardware, Storage & Peripherals	0.3
Distributors	0.0 *

128.9
Liabilities in excess of other assets	(28.9)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$182,307,718	$(182,307,718)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $182,307,718:
Unaffiliated investments (cost $561,261,757)	$648,541,999
Affiliated investments (cost $185,248,932)	185,301,523
Receivable for investments sold	17,292,457
Dividends receivable	167,258
Tax reclaim receivable	34,631
Receivable for Portfolio shares sold	113
Prepaid expenses and other assets	66,323

Total Assets	851,404,304

LIABILITIES
Payable to broker for collateral for securities on loan	183,812,769
Payable for investments purchased	14,461,965
Payable for Portfolio shares repurchased	5,967,687
Management fee payable	293,983
Accrued expenses and other liabilities	76,966
Payable to affiliate	28,113
Distribution fee payable	26,671
Affiliated transfer agent fee payable	378

Total Liabilities	204,668,532

NET ASSETS	$646,735,772

Net assets were comprised of:
Partners’ Equity	$646,735,772

Net asset value and redemption price per share, $646,735,772 / 27,354,907 outstanding shares of beneficial interest	$23.64

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$1,255,866
Income from securities lending, net (including affiliated income of $291,889)	333,796
Affiliated dividend income	39,733

Total income	1,629,395

EXPENSES
Management fee	2,464,882
Distribution fee	795,115
Custodian and accounting fees	65,016
Audit fee	11,586
Trustees’ fees	8,946
Legal fees and expenses	6,732
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,461
Shareholders’ reports	2,768
Miscellaneous	13,054

Total expenses	3,371,560

NET INVESTMENT INCOME (LOSS)	(1,742,165)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $32,642)	(10,238,451)
Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $42,752)	(37,195,025)
Foreign currencies.	29

(37,194,996)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(47,433,447)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(49,175,612)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(1,742,165)	$(3,804,175)
Net realized gain (loss) on investment and foreign currency transactions	(10,238,451)	88,013,443
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(37,194,996)	141,378,326

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(49,175,612)	225,587,594

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [9,086,912 and 5,243,176 shares, respectively]	182,211,427	107,839,140
Portfolio shares repurchased [14,394,337 and 7,411,955 shares, respectively]	(274,375,068)	(161,293,622)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(92,163,641)	(53,454,482)

CAPITAL CONTRIBUTIONS	—	8,412

TOTAL INCREASE (DECREASE)	(141,339,253)	172,141,524
NET ASSETS:
Beginning of period	788,075,025	615,933,501

End of period	$646,735,772	$788,075,025

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.0%

COMMON STOCKS
Aerospace & Defense — 1.4%
AAR Corp.	21,950	$453,707
BWX Technologies, Inc.	64,001	3,625,017
Hexcel Corp.(a)	42,564	1,924,744
Moog, Inc. (Class A Stock)	8,825	467,548
Park Aerospace Corp.	27,750	309,135
Triumph Group, Inc.	43,100	388,331

		7,168,482

Air Freight & Logistics — 0.8%
Echo Global Logistics, Inc.*	53,375	1,153,968
Hub Group, Inc. (Class A Stock)*	58,425	2,796,220

		3,950,188

Airlines — 0.3%
Hawaiian Holdings, Inc.(a)	81,675	1,146,717
SkyWest, Inc.	7,825	255,251

		1,401,968

Auto Components — 1.0%
Adient PLC*	82,600	1,356,292
American Axle & Manufacturing Holdings, Inc.*	113,900	865,640
Cooper Tire & Rubber Co.	18,075	499,051
Dana, Inc.	157,075	1,914,744
Goodyear Tire & Rubber Co. (The)	45,800	409,681
Modine Manufacturing Co.*	15,175	83,766

		5,129,174

Banks — 13.3%
1st Source Corp.	4,075	144,989
Amalgamated Bank (Class A Stock)	50,050	632,632
Ameris Bancorp	56,430	1,331,184
Bancorp, Inc. (The)*	176,425	1,728,965
Bank of Commerce Holdings	11,000	83,380
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	159,950	3,901,180
BankUnited, Inc.	129,173	2,615,753
Banner Corp.	11,975	455,050
Bar Harbor Bankshares	53,150	1,190,028
Berkshire Hills Bancorp, Inc.	127,254	1,402,339
Boston Private Financial Holdings, Inc.	140,175	964,404
Business First Bancshares, Inc.	30,425	467,024
California Bancorp, Inc.*(a)	16,950	252,555
Capital Bancorp, Inc.*	11,650	124,655
Capstar Financial Holdings, Inc.	28,575	342,900
Cathay General Bancorp	16,375	430,662
Central Valley Community Bancorp	8,900	136,971
Chemung Financial Corp.	2,750	75,075
CIT Group, Inc.	23,900	495,447
Citizens Holding Co.	5,550	138,750
Community Trust Bancorp, Inc.	12,496	409,369
ConnectOne Bancorp, Inc.	120,100	1,936,012
Customers Bancorp, Inc.*	126,440	1,519,809
Dime Community Bancshares, Inc.	43,125	592,106
Evans Bancorp, Inc.	4,975	115,719
Financial Institutions, Inc.	41,050	763,940
First BanCorp. (Puerto Rico)	283,100	1,582,529

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
First Bancorp/Southern Pines NC	12,125	$304,095
First Business Financial Services, Inc.	17,375	285,819
First Choice Bancorp	9,681	158,575
First Community Corp.	8,600	130,290
First Financial Corp.	7,250	267,090
First Horizon National Corp.(a)	200,024	1,992,239
First Internet Bancorp	17,700	294,174
Flushing Financial Corp.	13,575	156,384
FNB Corp.	447,456	3,355,920
Franklin Financial Network, Inc.	5,625	144,844
Great Southern Bancorp, Inc.	39,625	1,599,265
Hancock Whitney Corp.	105,000	2,226,000
Hanmi Financial Corp.	121,000	1,174,910
Heritage Commerce Corp.	19,300	144,847
Hilltop Holdings, Inc.	114,575	2,113,909
HomeTrust Bancshares, Inc.	10,750	172,000
IBERIABANK Corp.	124,633	5,675,787
Independent Bank Corp.	41,225	612,191
Investar Holding Corp.	34,600	501,700
Investors Bancorp, Inc.	211,650	1,799,025
LCNB Corp.	16,500	263,340
Meridian Corp.*	8,500	134,725
Metropolitan Bank Holding Corp.*	3,700	118,696
Midland States Bancorp, Inc.	9,750	145,763
Northrim BanCorp, Inc.	7,775	195,464
OceanFirst Financial Corp.	143,850	2,536,075
OFG Bancorp (Puerto Rico)	13,150	175,816
Old Second Bancorp, Inc.	31,850	247,793
Orrstown Financial Services, Inc.	16,575	244,481
PacWest Bancorp(a)	14,219	280,256
Pinnacle Financial Partners, Inc.	23,042	967,534
Premier Financial Bancorp, Inc.	7,137	91,496
RBB Bancorp	10,200	139,230
Republic Bancorp, Inc. (Class A Stock)	6,896	225,568
SB One Bancorp	19,475	383,658
Select Bancorp, Inc.*	105,700	860,398
Shore Bancshares, Inc.	9,125	101,196
Sierra Bancorp	11,475	216,648
Sterling Bancorp(a)	244,312	2,863,337
TriCo Bancshares	13,625	414,881
TriState Capital Holdings, Inc.*	8,825	138,641
Umpqua Holdings Corp.	226,549	2,410,481
United Community Banks, Inc.	127,700	2,569,324
Univest Financial Corp.	116,182	1,875,177
Veritex Holdings, Inc.	81,426	1,441,240
Western Alliance Bancorp	28,967	1,096,980
Wintrust Financial Corp.	20,300	885,486

		67,966,175

Beverages — 0.3%
MGP Ingredients, Inc.(a)	42,062	1,543,886

Biotechnology — 0.9%
Acceleron Pharma, Inc.*	12,100	1,152,767
Akero Therapeutics, Inc.*	28,725	715,827
BioCryst Pharmaceuticals, Inc.*	69,475	331,048
Karyopharm Therapeutics, Inc.*	36,825	697,466
Minerva Neurosciences, Inc.*(a)	60,100	216,961
Scholar Rock Holding Corp.*(a)	35,850	652,829

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Spero Therapeutics, Inc.*	47,840	$647,275

		4,414,173

Building Products — 0.9%
Caesarstone Ltd.	98,475	1,166,929
Cornerstone Building Brands, Inc.*	57,500	348,450
JELD-WEN Holding, Inc.*	14,150	227,956
Masonite International Corp.*	27,713	2,155,517
PGT Innovations, Inc.*	9,525	149,352
Quanex Building Products Corp.	38,350	532,298
UFP Industries, Inc.	2,725	134,915

		4,715,417

Capital Markets — 1.5%
Artisan Partners Asset Management, Inc. (Class A Stock)	1,725	56,063
BGC Partners, Inc. (Class A Stock)	35,625	97,612
Cowen, Inc. (Class A Stock)	114,400	1,854,424
Hercules Capital, Inc.(a)	298,959	3,130,101
Oppenheimer Holdings, Inc. (Class A Stock)	3,925	85,526
Piper Sandler Cos.	5,875	347,565
Stifel Financial Corp.	30,150	1,430,014
Virtus Investment Partners, Inc.	6,600	767,514

		7,768,819

Chemicals — 3.9%
Cabot Corp.	30,489	1,129,618
FutureFuel Corp.	33,275	397,636
Ingevity Corp.*	35,002	1,840,055
Innospec, Inc.	20,464	1,580,844
Koppers Holdings, Inc.*	53,500	1,007,940
Kraton Corp.*	28,675	495,504
Livent Corp.*(a)	229,446	1,413,387
Minerals Technologies, Inc.	7,225	339,069
Olin Corp.(a)	117,516	1,350,259
Orion Engineered Carbons SA (Luxembourg)	31,900	337,821
PolyOne Corp.	37,225	976,412
Sensient Technologies Corp.	21,452	1,118,936
Trinseo SA	41,375	916,870
Tronox Holdings PLC (Class A Stock)	83,350	601,787
Valvoline, Inc.	146,619	2,834,145
W R Grace & Co.	66,249	3,366,112

		19,706,395

Commercial Services & Supplies — 2.2%
ABM Industries, Inc.	45,600	1,655,280
ACCO Brands Corp.	196,325	1,393,907
Clean Harbors, Inc.*	48,965	2,936,921
Harsco Corp.*	134,732	1,820,229
HNI Corp.	15,500	473,835
KAR Auction Services, Inc.	8,900	122,464
Kimball International, Inc. (Class B Stock)	49,550	572,798
Knoll, Inc.	41,950	511,371
Pitney Bowes, Inc.(a)	143,525	373,165
Quad/Graphics, Inc.	83,000	269,750

	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Team, Inc.*(a)	204,438	$1,138,720

		11,268,440

Communications Equipment — 0.8%
KVH Industries, Inc.*	16,425	146,675
Viavi Solutions, Inc.*	296,637	3,779,156

		3,925,831

Construction & Engineering — 2.3%
API Group Corp., 144A*	71,000	862,650
Argan, Inc.	72,343	3,427,611
Dycom Industries, Inc.*	8,600	351,654
EMCOR Group, Inc.	26,455	1,749,734
Fluor Corp.	56,900	687,352
Great Lakes Dredge & Dock Corp.*	82,725	766,034
MasTec, Inc.*(a)	11,050	495,814
Primoris Services Corp.	116,400	2,067,264
Sterling Construction Co., Inc.*	54,500	570,615
Tutor Perini Corp.*(a)	67,375	820,627

		11,799,355

Consumer Finance — 0.2%
Navient Corp.	35,000	246,050
Oportun Financial Corp.*	39,800	534,912

		780,962

Containers & Packaging — 0.7%
Greif, Inc. (Class A Stock)	5,850	201,299
O-I Glass, Inc.	150,282	1,349,532
Ranpak Holdings Corp.*	7,900	58,776
Silgan Holdings, Inc.	67,065	2,172,235

		3,781,842

Diversified Consumer Services — 0.4%
American Public Education, Inc.*	25,650	759,240
Houghton Mifflin Harcourt Co.*	349,625	632,821
Vivint Smart Home, Inc.*	6,700	116,111
WW International, Inc.*	25,425	645,287

		2,153,459

Diversified Financial Services — 0.0%
Marlin Business Services Corp.	24,125	204,097

Diversified Telecommunication Services — 1.0%
ATN International, Inc.	16,300	987,291
Cogent Communications Holdings, Inc.(a)	37,115	2,871,216
Liberty Latin America Ltd. (Chile) (Class A Stock)*	109,275	1,062,153

		4,920,660

Electric Utilities — 2.5%
Genie Energy Ltd. (Class B Stock)	18,375	135,240
Hawaiian Electric Industries, Inc.(a)	35,870	1,293,472
IDACORP, Inc.	50,005	4,368,937
Portland General Electric Co.	152,536	6,377,530
Spark Energy, Inc. (Class A Stock)(a)	60,125	425,084

		12,600,263

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electrical Equipment — 1.0%
Generac Holdings, Inc.*	15,292	$1,864,553
Powell Industries, Inc.	21,425	586,831
Regal Beloit Corp.	29,966	2,616,631

		5,068,015

Electronic Equipment, Instruments & Components — 2.1%
Bel Fuse, Inc. (Class B Stock)	29,465	316,159
Belden, Inc.(a)	25,824	840,571
Benchmark Electronics, Inc.	74,950	1,618,920
Fabrinet (Thailand)*	13,400	836,428
Methode Electronics, Inc.	22,400	700,224
Sanmina Corp.*	96,693	2,421,193
ScanSource, Inc.*	87,000	2,095,830
TTM Technologies, Inc.*(a)	96,225	1,141,229
Vishay Intertechnology, Inc.	61,600	940,632

		10,911,186

Energy Equipment & Services — 0.7%
DMC Global, Inc.(a)	36,937	1,019,461
Matrix Service Co.*	52,350	508,842
NexTier Oilfield Solutions, Inc.*	127,675	312,804
Oceaneering International, Inc.*	8,000	51,120
ProPetro Holding Corp.*	9,700	49,858
Select Energy Services, Inc. (Class A Stock)*	360,907	1,768,444

		3,710,529

Entertainment — 0.2%
Cinemark Holdings, Inc.	67,400	778,470

Equity Real Estate Investment Trusts (REITs) — 7.1%
Acadia Realty Trust	31,875	413,737
Alexander & Baldwin, Inc.	61,025	743,895
American Finance Trust, Inc.(a)	85,825	681,021
Armada Hoffler Properties, Inc.	90,925	904,704
BRT Apartments Corp.	14,250	154,185
CatchMark Timber Trust, Inc. (Class A Stock)	71,275	630,784
City Office REIT, Inc.	164,775	1,657,636
Columbia Property Trust, Inc.	178,828	2,349,800
Community Healthcare Trust, Inc.	2,400	98,160
CorEnergy Infrastructure Trust, Inc.	9,600	87,840
CorePoint Lodging, Inc.	55,025	231,655
Corporate Office Properties Trust	119,294	3,022,910
Cousins Properties, Inc.	46,214	1,378,564
DiamondRock Hospitality Co.	229,050	1,266,646
Essential Properties Realty Trust, Inc.	26,300	390,292
First Industrial Realty Trust, Inc.	34,875	1,340,595
Getty Realty Corp.	26,100	774,648
Gladstone Commercial Corp.	49,550	929,062
Global Medical REIT, Inc.	13,550	153,522
Global Net Lease, Inc.	99,600	1,666,308
Highwoods Properties, Inc.	20,450	763,398
Hudson Pacific Properties, Inc.	14,050	353,498
Investors Real Estate Trust	4,975	350,688
Jernigan Capital, Inc.(a)	17,275	236,322
Kite Realty Group Trust(a)	19,950	230,223
Lexington Realty Trust	174,232	1,838,148

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Monmouth Real Estate Investment Corp.	28,450	$412,241
New Senior Investment Group, Inc.	209,675	759,023
Office Properties Income Trust(a)	18,500	480,445
One Liberty Properties, Inc.	5,275	92,946
Physicians Realty Trust(a)	12,475	218,562
Plymouth Industrial REIT, Inc.	5,200	66,560
PotlatchDeltic Corp.(a)	28,400	1,080,052
Retail Properties of America, Inc. (Class A Stock)	177,625	1,300,215
Retail Value, Inc.	16,900	208,884
RLJ Lodging Trust	33,547	316,684
Sabra Health Care REIT, Inc.	90,725	1,309,162
STAG Industrial, Inc.	94,450	2,769,274
Sunstone Hotel Investors, Inc.	211,902	1,727,001
Urban Edge Properties	115,975	1,376,623
Urstadt Biddle Properties, Inc. (Class A Stock)	11,025	130,977
Xenia Hotels & Resorts, Inc.	151,225	1,410,929

		36,307,819

Food & Staples Retailing — 1.4%
BJ’s Wholesale Club Holdings, Inc.*(a)	71,505	2,664,991
PriceSmart, Inc.	22,025	1,328,768
Rite Aid Corp.*(a)	54,375	927,638
SpartanNash Co.	96,100	2,042,125
Village Super Market, Inc. (Class A Stock)	13,575	376,299

		7,339,821

Food Products — 4.3%
Cal-Maine Foods, Inc.*(a)	49,075	2,182,856
Darling Ingredients, Inc.*	280,891	6,915,537
Hain Celestial Group, Inc. (The)*(a)	95,787	3,018,248
Hostess Brands, Inc.*(a)	237,678	2,904,425
Sanderson Farms, Inc.	25,910	3,002,710
TreeHouse Foods, Inc.*(a)	94,150	4,123,770

		22,147,546

Gas Utilities — 1.3%
New Jersey Resources Corp.(a)	8,500	277,525
Southwest Gas Holdings, Inc.	29,775	2,055,964
Spire, Inc.	66,456	4,366,824

		6,700,313

Health Care Equipment & Supplies — 2.1%
Apyx Medical Corp.*	99,175	550,421
Envista Holdings Corp.*(a)	168,458	3,552,779
Integra LifeSciences Holdings Corp.*	60,643	2,849,615
NuVasive, Inc.*	40,608	2,260,241
Orthofix Medical, Inc.*	47,125	1,508,000

		10,721,056

Health Care Providers & Services — 1.4%
American Renal Associates Holdings, Inc.*	35,825	233,579
Cross Country Healthcare, Inc.*	139,500	859,320
Hanger, Inc.*	26,725	442,566

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Health Care Providers & Services (cont’d.)
MEDNAX, Inc.*(a)	80,325	$1,373,557
National HealthCare Corp.	5,825	369,538
Owens & Minor, Inc.(a)	162,384	1,237,366
Surgery Partners, Inc.*(a)	71,425	826,387
Tenet Healthcare Corp.*	60,650	1,098,372
Tivity Health, Inc.*(a)	57,575	652,325

		7,093,010

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	28,000	638,120

Hotels, Restaurants & Leisure — 0.6%
Brinker International, Inc.	23,500	564,000
Dine Brands Global, Inc.	6,500	273,650
International Game Technology PLC	102,000	907,800
Penn National Gaming, Inc.*(a)	13,750	419,925
Texas Roadhouse, Inc.(a)	21,028	1,105,442

		3,270,817

Household Durables — 0.8%
Hamilton Beach Brands Holding Co. (Class A Stock)(a)	9,075	107,993
Lifetime Brands, Inc.	31,000	208,320
Meritage Homes Corp.*	27,425	2,087,591
Taylor Morrison Home Corp.*	18,650	359,758
Universal Electronics, Inc.*	30,650	1,435,033

		4,198,695

Household Products — 1.0%
Central Garden & Pet Co.*	47,060	1,693,689
Central Garden & Pet Co. (Class A Stock)*	58,175	1,965,733
Spectrum Brands Holdings, Inc.	33,344	1,530,490

		5,189,912

Independent Power & Renewable Electricity Producers — 1.1%
Atlantic Power Corp.*	110,775	221,550
Clearway Energy, Inc. (Class A Stock)	77,225	1,619,408
Clearway Energy, Inc. (Class C Stock)	46,925	1,082,091
TerraForm Power, Inc. (Class A Stock)	23,025	424,581
Vistra Energy Corp.	121,158	2,255,962

		5,603,592

Insurance — 2.2%
Ambac Financial Group, Inc.*	26,825	384,134
American Equity Investment Life Holding Co.	64,900	1,603,679
Argo Group International Holdings Ltd.	7,525	262,096
CNO Financial Group, Inc.(a)	26,875	418,444
FedNat Holding Co.	64,825	717,613
First American Financial Corp.	23,050	1,106,861
Global Indemnity Ltd. (Cayman Islands)	8,950	214,263
Hanover Insurance Group, Inc. (The)	22,550	2,284,991
Heritage Insurance Holdings, Inc.	17,200	225,148
Kemper Corp.	35,483	2,573,227
National General Holdings Corp.	18,925	408,969
ProSight Global, Inc.*	33,200	295,480

	Shares	Value

COMMON STOCKS (continued)
Insurance (cont’d.)
Third Point Reinsurance Ltd. (Bermuda)*	32,250	$242,198
United Insurance Holdings Corp.	9,075	70,967
Watford Holdings Ltd. (Bermuda)*	14,950	249,515

		11,057,585

Interactive Media & Services — 0.2%
Cars.com, Inc.*(a)	143,200	824,832

Internet & Direct Marketing Retail — 0.1%
Quotient Technology, Inc.*	97,100	710,772

IT Services — 4.2%
CACI International, Inc. (Class A Stock)*	18,973	4,114,864
Conduent, Inc.*	909,700	2,174,183
ExlService Holdings, Inc.*	62,149	3,940,247
KBR, Inc.	118,550	2,673,303
ManTech International Corp. (Class A Stock)	56,480	3,868,315
StarTek, Inc.*	146,468	744,057
Unisys Corp.*(a)	61,800	674,238
Virtusa Corp.*	108,856	3,534,554

		21,723,761

Leisure Products — 1.0%
Callaway Golf Co.(a)	122,897	2,151,927
Vista Outdoor, Inc.*	128,027	1,849,990
YETI Holdings, Inc.*	26,488	1,131,832

		5,133,749

Machinery — 3.8%
Altra Industrial Motion Corp.	85,612	2,727,598
CIRCOR International, Inc.*	48,474	1,235,118
Columbus McKinnon Corp.	17,375	581,194
Enerpac Tool Group Corp.	75,114	1,322,006
EnPro Industries, Inc.	38,339	1,889,729
Gencor Industries, Inc.*	19,000	240,160
Hillenbrand, Inc.	37,335	1,010,658
ITT, Inc.	63,755	3,744,969
LB Foster Co. (Class A Stock)*	9,225	117,803
Manitowoc Co., Inc. (The)*	10,825	117,776
Meritor, Inc.*	73,700	1,459,260
Mueller Industries, Inc.	3,350	89,043
Navistar International Corp.*	9,575	270,015
SPX FLOW, Inc.*	28,763	1,076,887
Standex International Corp.	37,873	2,179,591
Terex Corp.(a)	73,775	1,384,757

		19,446,564

Marine — 0.2%
Costamare, Inc. (Monaco)(a)	200,925	1,117,143

Media — 1.6%
AMC Networks, Inc. (Class A Stock)*(a)	22,050	515,749
EW Scripps Co. (The) (Class A Stock)(a)	141,325	1,236,594
Gray Television, Inc.*(a)	65,075	907,796
Meredith Corp.	13,825	201,154

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
National CineMedia, Inc.(a)	160,075	$475,423
Nexstar Media Group, Inc. (Class A Stock)	34,626	2,897,850
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	41,491	765,924
TEGNA, Inc.	113,725	1,266,896

		8,267,386

Metals & Mining — 1.1%
Arconic Corp.*	30,400	423,472
Commercial Metals Co.	160,842	3,281,177
Ryerson Holding Corp.*	20,650	116,260
SunCoke Energy, Inc.	65,275	193,214
Warrior Met Coal, Inc.(a)	79,125	1,217,734
Worthington Industries, Inc.	11,275	420,557

		5,652,414

Mortgage Real Estate Investment Trusts (REITs) — 2.3%
Apollo Commercial Real Estate Finance, Inc.	94,850	930,478
Ares Commercial Real Estate Corp.	23,600	215,232
ARMOUR Residential REIT, Inc.	38,300	359,637
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	132,300	3,187,107
Capstead Mortgage Corp.	64,675	355,066
Colony Credit Real Estate, Inc.	14,150	99,333
Dynex Capital, Inc.(a)	99,538	1,423,393
Ellington Financial, Inc.	12,450	146,661
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,700	105,302
Invesco Mortgage Capital, Inc.	2,356	8,812
KKR Real Estate Finance Trust, Inc.	8,925	147,977
Ladder Capital Corp.	124,250	1,006,425
PennyMac Mortgage Investment Trust	60,275	1,056,621
Redwood Trust, Inc.(a)	190,325	1,332,275
TPG RE Finance Trust, Inc.	52,100	448,060
Two Harbors Investment Corp.	155,900	785,736

		11,608,115

Multiline Retail — 0.4%
Big Lots, Inc.	25,700	1,079,400
Dillard’s, Inc. (Class A Stock)(a)	12,400	319,796
Macy’s, Inc.	94,100	647,408

		2,046,604

Multi-Utilities — 0.5%
Black Hills Corp.(a)	31,017	1,757,423
NorthWestern Corp.	11,925	650,151
Unitil Corp.	7,775	348,476

		2,756,050

Oil, Gas & Consumable Fuels — 1.6%
Arch Resources, Inc.(a)	23,300	661,953
Berry Corp.	154,325	745,390
CVR Energy, Inc.(a)	24,450	491,689
Delek US Holdings, Inc.(a)	96,900	1,687,029
Dorian LPG Ltd.*	6,650	51,471
Evolution Petroleum Corp.	55,925	156,590

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	52,625	$318,908
Par Pacific Holdings, Inc.*	43,550	391,515
Parsley Energy, Inc. (Class A Stock)	72,781	777,301
PBF Energy, Inc. (Class A Stock)	17,800	182,272
PDC Energy, Inc.*	66,737	830,208
Renewable Energy Group, Inc.*(a)	69,000	1,709,820
Southwestern Energy Co.*	69,600	178,176

		8,182,322

Paper & Forest Products — 0.9%
Boise Cascade Co.	51,900	1,951,959
Louisiana-Pacific Corp.	28,600	733,590
P.H. Glatfelter Co.	8,465	135,863
Schweitzer-Mauduit International, Inc.	39,572	1,322,101
Verso Corp. (Class A Stock)	21,825	261,027

		4,404,540

Personal Products — 0.2%
Edgewell Personal Care Co.*	35,050	1,092,158

Pharmaceuticals — 1.5%
AMAG Pharmaceuticals, Inc.*(a)	11,600	88,740
Endo International PLC*	251,650	863,159
Kala Pharmaceuticals, Inc.*(a)	45,350	476,629
Lannett Co., Inc.*(a)	153,000	1,110,780
Prestige Consumer Healthcare, Inc.*	90,175	3,386,973
Revance Therapeutics, Inc.*(a)	29,200	713,064
WaVe Life Sciences Ltd.*(a)	93,900	977,499
Zogenix, Inc.*	8,775	237,013

		7,853,857

Professional Services — 2.7%
Heidrick & Struggles International, Inc.	97,075	2,098,762
Huron Consulting Group, Inc.*	61,475	2,720,269
ICF International, Inc.	14,375	931,931
Kelly Services, Inc. (Class A Stock)	220,895	3,493,454
Korn Ferry	108,303	3,328,151
TrueBlue, Inc.*	75,125	1,147,159

		13,719,726

Real Estate Management & Development — 0.4%
Newmark Group, Inc. (Class A Stock)	187,053	909,077
Realogy Holdings Corp.(a)	176,775	1,309,903

		2,218,980

Road & Rail — 0.6%
ArcBest Corp.	115,828	3,070,600

Semiconductors & Semiconductor Equipment — 2.5%
Alpha & Omega Semiconductor Ltd.*	59,531	647,697
Amkor Technology, Inc.*	81,500	1,003,265
Cohu, Inc.	34,900	605,166
GSI Technology, Inc.*	21,300	152,934
Ichor Holdings Ltd.*	37,125	986,782
MACOM Technology Solutions Holdings, Inc.*	150,593	5,172,870
Photronics, Inc.*	82,650	919,895
Semtech Corp.*	27,048	1,412,447
SMART Global Holdings, Inc.*(a)	51,600	1,402,488

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Ultra Clean Holdings, Inc.*	18,475	$418,089

		12,721,633

Software — 0.3%
Avaya Holdings Corp.*(a)	61,200	756,432
Verint Systems, Inc.*	15,975	721,750

		1,478,182

Specialty Retail — 2.9%
Abercrombie & Fitch Co. (Class A Stock)	49,300	524,552
Bed Bath & Beyond, Inc.(a)	112,700	1,194,620
Cato Corp. (The) (Class A Stock)	43,400	355,012
Citi Trends, Inc.	26,350	532,797
GameStop Corp. (Class A Stock)*	55,100	239,134
Genesco, Inc.*	22,800	493,848
Guess?, Inc.(a)	103,500	1,000,845
Michaels Cos., Inc. (The)*	38,700	273,609
Murphy USA, Inc.*	54,990	6,191,324
Office Depot, Inc.	656,875	1,543,656
Rent-A-Center, Inc.	46,125	1,283,198
Signet Jewelers Ltd.	20,225	207,711
Zumiez, Inc.*	45,256	1,239,109

		15,079,415

Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc.*(a)	176,550	1,069,893

Textiles, Apparel & Luxury Goods — 1.3%
Carter’s, Inc.	27,383	2,209,808
Deckers Outdoor Corp.*	10,150	1,993,359
G-III Apparel Group Ltd.*(a)	32,600	433,254
Oxford Industries, Inc.(a)	25,929	1,141,135
Steven Madden Ltd.	43,323	1,069,645

		6,847,201

Thrifts & Mortgage Finance — 3.5%
Bridgewater Bancshares, Inc.*	52,400	537,100
ESSA Bancorp, Inc.	6,250	87,000
Essent Group Ltd.	65,950	2,392,006
Flagstar Bancorp, Inc.	100,750	2,965,072
FS Bancorp, Inc.	4,350	167,780
HomeStreet, Inc.	19,875	489,124
Luther Burbank Corp.	45,125	451,250
Meta Financial Group, Inc.	6,600	119,922
MGIC Investment Corp.	320,369	2,623,822
MMA Capital Holdings, Inc.*	5,275	121,958
Mr. Cooper Group, Inc.*	107,550	1,337,922
OP Bancorp	37,691	260,068
Premier Financial Corp.	12,200	215,574
Provident Bancorp, Inc.	56,800	446,448
Provident Financial Holdings, Inc.	4,625	62,021
Provident Financial Services, Inc.	148,950	2,152,327
Radian Group, Inc.	117,650	1,824,752
Security National Financial Corp. (Class A Stock)*	15,200	102,524
Territorial Bancorp, Inc.	4,375	104,081
Walker & Dunlop, Inc.	22,125	1,124,171

	Shares	Value

COMMON STOCKS (continued)
Thrifts & Mortgage Finance (cont’d.)
WSFS Financial Corp.	3,925	$112,648

		17,697,570

Tobacco — 0.1%
Vector Group Ltd.	26,125	262,817

Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc.*	26,750	705,398
BMC Stock Holdings, Inc.*	81,900	2,058,966
GMS, Inc.*	101,600	2,498,344
MRC Global, Inc.*(a)	40,375	238,616
NOW, Inc.*	121,725	1,050,487
Rush Enterprises, Inc. (Class A Stock)	22,075	915,229
Triton International Ltd. (Bermuda)(a)	12,800	387,072
Veritiv Corp.*	21,150	358,704
WESCO International, Inc.*	21,000	737,310

		8,950,126

Water Utilities — 0.1%
Consolidated Water Co., Ltd. (Cayman Islands)	32,425	467,893

Wireless Telecommunication Services — 0.2%
Spok Holdings, Inc.	81,300	760,155

TOTAL LONG-TERM INVESTMENTS (cost $519,140,803)		501,100,530

SHORT-TERM INVESTMENTS — 12.8%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	6,399,077	6,399,077
PGIM Institutional Money Market Fund (cost $59,122,179; includes $59,095,811 of cash collateral for securities on loan)(b)(w)	59,122,856	59,122,856

TOTAL SHORT-TERM INVESTMENTS (cost $65,521,256)		65,521,933

TOTAL INVESTMENTS — 110.8% (cost $584,662,059)		566,622,463
Liabilities in excess of other assets(z) — (10.8)%		(55,209,462)

NET ASSETS — 100.0%		$511,413,001

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,990,432; cash collateral of $59,095,811 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
54	Russell 2000 E-Mini Index	Sep. 2020	$3,881,520	$86,955

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$424,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$7,168,482	$—	$—
Air Freight & Logistics	3,950,188	—	—
Airlines	1,401,968	—	—
Auto Components	5,129,174	—	—
Banks	67,966,175	—	—
Beverages	1,543,886	—	—
Biotechnology	4,414,173	—	—
Building Products	4,715,417	—	—
Capital Markets	7,768,819	—	—
Chemicals	19,706,395	—	—
Commercial Services & Supplies	11,268,440	—	—
Communications Equipment	3,925,831	—	—
Construction & Engineering	11,799,355	—	—
Consumer Finance	780,962	—	—
Containers & Packaging	3,781,842	—	—
Diversified Consumer Services	2,153,459	—	—
Diversified Financial Services	204,097	—	—
Diversified Telecommunication Services	4,920,660	—	—
Electric Utilities	12,600,263	—	—
Electrical Equipment	5,068,015	—	—
Electronic Equipment, Instruments & Components	10,911,186	—	—
Energy Equipment & Services	3,710,529	—	—
Entertainment	778,470	—	—
Equity Real Estate Investment Trusts (REITs)	36,307,819	—	—
Food & Staples Retailing	7,339,821	—	—
Food Products	22,147,546	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Gas Utilities	$6,700,313	$—	$—
Health Care Equipment & Supplies	10,721,056	—	—
Health Care Providers & Services	7,093,010	—	—
Health Care Technology	638,120	—	—
Hotels, Restaurants & Leisure	3,270,817	—	—
Household Durables	4,198,695	—	—
Household Products	5,189,912	—	—
Independent Power & Renewable Electricity Producers	5,603,592	—	—
Insurance	11,057,585	—	—
Interactive Media & Services	824,832	—	—
Internet & Direct Marketing Retail	710,772	—	—
IT Services	21,723,761	—	—
Leisure Products	5,133,749	—	—
Machinery	19,446,564	—	—
Marine	1,117,143	—	—
Media	8,267,386	—	—
Metals & Mining	5,652,414	—	—
Mortgage Real Estate Investment Trusts (REITs)	11,608,115	—	—
Multiline Retail	2,046,604	—	—
Multi-Utilities	2,756,050	—	—
Oil, Gas & Consumable Fuels	8,182,322	—	—
Paper & Forest Products	4,404,540	—	—
Personal Products	1,092,158	—	—
Pharmaceuticals	7,853,857	—	—
Professional Services	13,719,726	—	—
Real Estate Management & Development	2,218,980	—	—
Road & Rail	3,070,600	—	—
Semiconductors & Semiconductor Equipment	12,721,633	—	—
Software	1,478,182	—	—
Specialty Retail	15,079,415	—	—
Technology Hardware, Storage & Peripherals	1,069,893	—	—
Textiles, Apparel & Luxury Goods	6,847,201	—	—
Thrifts & Mortgage Finance	17,697,570	—	—
Tobacco	262,817	—	—
Trading Companies & Distributors	8,950,126	—	—
Water Utilities	467,893	—	—
Wireless Telecommunication Services	760,155	—	—
Affiliated Mutual Funds	65,521,933	—	—

Total	$566,622,463	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$86,955	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Banks	13.3%
Affiliated Mutual Funds (11.6% represents investments purchased with collateral from securities on loan)	12.8
Equity Real Estate Investment Trusts (REITs)	7.1
Food Products	4.3
IT Services	4.2

Chemicals	3.9%
Machinery	3.8
Thrifts & Mortgage Finance	3.5
Specialty Retail	2.9
Professional Services	2.7
Semiconductors & Semiconductor Equipment	2.5

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Electric Utilities	2.5%
Construction & Engineering	2.3
Mortgage Real Estate Investment Trusts (REITs)	2.3
Commercial Services & Supplies	2.2
Insurance	2.2
Electronic Equipment, Instruments & Components	2.1
Health Care Equipment & Supplies	2.1
Trading Companies & Distributors	1.8
Media	1.6
Oil, Gas & Consumable Fuels	1.6
Pharmaceuticals	1.5
Capital Markets	1.5
Food & Staples Retailing	1.4
Aerospace & Defense	1.4
Health Care Providers & Services	1.4
Textiles, Apparel & Luxury Goods	1.3
Gas Utilities	1.3
Metals & Mining	1.1
Independent Power & Renewable Electricity Producers	1.1
Household Products	1.0
Leisure Products	1.0
Auto Components	1.0
Electrical Equipment	1.0
Diversified Telecommunication Services	1.0
Building Products	0.9
Biotechnology	0.9
Paper & Forest Products	0.9
Household Durables	0.8
Air Freight & Logistics	0.8
Communications Equipment	0.8

Containers & Packaging	0.7%
Energy Equipment & Services	0.7
Hotels, Restaurants & Leisure	0.6
Road & Rail	0.6
Multi-Utilities	0.5
Real Estate Management & Development	0.4
Diversified Consumer Services	0.4
Multiline Retail	0.4
Beverages	0.3
Software	0.3
Airlines	0.3
Marine	0.2
Personal Products	0.2
Technology Hardware, Storage & Peripherals	0.2
Interactive Media & Services	0.2
Consumer Finance	0.2
Entertainment	0.2
Wireless Telecommunication Services	0.2
Internet & Direct Marketing Retail	0.1
Health Care Technology	0.1
Water Utilities	0.1
Tobacco	0.1
Diversified Financial Services	0.0 *

110.8
Liabilities in excess of other assets	(10.8)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$86,955	*	—		$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$261,012

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(21,725)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$5,587,487

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$57,990,432	$(57,990,432)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $57,990,432:
Unaffiliated investments (cost $519,140,803)	$501,100,530
Affiliated investments (cost $65,521,256)	65,521,933
Cash	799,014
Receivable for Portfolio shares sold	1,952,651
Receivable for investments sold	672,394
Dividends receivable	663,460
Deposit with broker for centrally cleared/exchange-traded derivatives	424,000
Due from broker-variation margin futures	38,880
Tax reclaim receivable	7,382
Prepaid expenses and other assets	8,146

Total Assets	571,188,390

LIABILITIES
Payable to broker for collateral for securities on loan	59,095,811
Payable for investments purchased	391,898
Management fee payable	182,546
Accrued expenses and other liabilities	77,147
Distribution fee payable	20,059
Payable to affiliate	7,382
Affiliated transfer agent fee payable	378
Trustees’ fees payable	145
Payable for Portfolio shares repurchased	23

Total Liabilities	59,775,389

NET ASSETS	$511,413,001

Net assets were comprised of:
Partners’ Equity	$511,413,001

Net asset value and redemption price per share, $511,413,001 / 23,617,714 outstanding shares of beneficial interest	$21.65

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $5,131 foreign withholding tax)	$3,942,656
Income from securities lending, net (including affiliated income of $99,414)	118,253
Affiliated dividend income	68,526

Total income	4,129,435

EXPENSES
Management fee	1,735,721
Distribution fee	595,434
Custodian and accounting fees	71,506
Audit fee	13,028
Trustees’ fees	8,005
Legal fees and expenses	6,661
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,461
Shareholders’ reports	3,336
Miscellaneous	13,904

Total expenses	2,451,056

NET INVESTMENT INCOME (LOSS)	1,678,379

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $3,343)	(109,649,311)
Futures transactions	261,012

(109,388,299)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,238))	(78,515,101)
Futures	(21,725)

(78,536,826)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(187,925,125)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(186,246,746)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,678,379	$6,333,255
Net realized gain (loss) on investment and foreign currency transactions	(109,388,299)	(8,658,937)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(78,536,826)	131,516,092

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(186,246,746)	129,190,410

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [12,741,744 and 11,488,119 shares, respectively]	257,829,462	302,641,390
Portfolio shares repurchased [14,136,868 and 11,278,707 shares, respectively]	(284,764,355)	(296,271,100)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(26,934,893)	6,370,290

CAPITAL CONTRIBUTIONS	—	913

TOTAL INCREASE (DECREASE)	(213,181,639)	135,561,613
NET ASSETS:
Beginning of period	724,594,640	589,033,027

End of period	$511,413,001	$724,594,640

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.3%

COMMON STOCKS
Auto Components — 1.1%
Aptiv PLC	370,669	$28,882,528

Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc.*	51,604	5,792,033
Incyte Corp.*	195,417	20,317,506
Vertex Pharmaceuticals, Inc.*	149,052	43,271,286

		69,380,825

Capital Markets — 1.9%
Charles Schwab Corp. (The)	328,471	11,082,611
Goldman Sachs Group, Inc. (The)	78,359	15,485,306
S&P Global, Inc.	63,829	21,030,379
XP, Inc. (Brazil) (Class A Stock)*	80,818	3,395,164

		50,993,460

Electric Utilities — 1.1%
NextEra Energy, Inc.	120,718	28,992,842

Entertainment — 4.4%
Netflix, Inc.*	150,665	68,558,602
Spotify Technology SA*(a)	195,890	50,576,839

		119,135,441

Health Care Equipment & Supplies — 4.4%
Becton, Dickinson & Co.	98,023	23,453,963
Intuitive Surgical, Inc.*(a)	81,859	46,645,714
Stryker Corp.	271,497	48,921,045

		119,020,722

Health Care Providers & Services — 7.1%
Anthem, Inc.	60,296	15,856,642
Centene Corp.*	270,340	17,180,107
Cigna Corp.	316,398	59,372,085
HCA Healthcare, Inc.	249,977	24,262,768
Humana, Inc.	61,527	23,857,094
UnitedHealth Group, Inc.	177,229	52,273,693

		192,802,389

Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill, Inc.*	15,347	16,150,569
DraftKings, Inc. (Class A Stock)*(a)	350,731	11,665,313
Hilton Worldwide Holdings, Inc.	197,908	14,536,342
Wynn Resorts Ltd.	46,434	3,458,869

		45,811,093

Interactive Media & Services — 17.3%
Alphabet, Inc. (Class A Stock)*	98,481	139,650,982
Alphabet, Inc. (Class C Stock)*	39,193	55,403,617
Facebook, Inc. (Class A Stock)*	681,940	154,848,116
IAC/InterActiveCorp*	95,541	30,897,959
Snap, Inc. (Class A Stock)*(a)	1,336,912	31,404,063
Tencent Holdings Ltd. (China), ADR(a)	884,019	56,577,216

		468,781,953

Internet & Direct Marketing Retail — 12.2%
Alibaba Group Holding Ltd. (China), ADR*	257,151	55,467,471
Amazon.com, Inc.*	90,586	249,910,467

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail (cont’d.)
Booking Holdings, Inc.*	16,173	$25,752,915

		331,130,853

IT Services — 11.3%
Fidelity National Information Services, Inc.	204,291	27,393,380
Global Payments, Inc.	473,019	80,233,483
MongoDB, Inc.*(a)	41,286	9,344,673
PayPal Holdings, Inc.*	376,397	65,579,649
Visa, Inc. (Class A Stock)(a)	607,489	117,348,650
Wix.com Ltd. (Israel)*	26,220	6,718,089

		306,617,924

Life Sciences Tools & Services — 0.5%
Avantor, Inc.*(a)	793,251	13,485,267

Machinery — 0.6%
Ingersoll Rand, Inc.*	586,680	16,497,442

Multiline Retail — 1.8%
Dollar General Corp.	262,290	49,968,868

Multi-Utilities — 0.5%
Sempra Energy	121,020	14,187,175

Oil, Gas & Consumable Fuels — 0.3%
Concho Resources, Inc.	174,830	9,003,745

Professional Services — 0.8%
CoStar Group, Inc.*	29,445	20,925,678

Road & Rail — 0.7%
J.B. Hunt Transport Services, Inc.	62,869	7,565,655
Norfolk Southern Corp.	67,494	11,849,922

		19,415,577

Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.*	311,196	16,372,022
ASML Holding NV (Netherlands)(a)	101,861	37,487,904
Marvell Technology Group Ltd.	444,189	15,573,266

		69,433,192

Software — 17.7%
Crowdstrike Holdings, Inc. (Class A Stock)*	93,272	9,354,249
Intuit, Inc.	214,156	63,430,866
Microsoft Corp.	1,082,999	220,401,126
salesforce.com, Inc.*	418,702	78,435,446
ServiceNow, Inc.*	81,707	33,096,237
Slack Technologies, Inc. (Class A Stock)*(a)	303,686	9,441,598
Splunk, Inc.*(a)	208,296	41,388,415
Synopsys, Inc.*	93,054	18,145,530
Workday, Inc. (Class A Stock)*	33,854	6,342,885

		480,036,352

Specialty Retail — 3.0%
CarMax, Inc.*(a)	141,110	12,636,401
Carvana Co.*(a)	304,144	36,558,109
Ross Stores, Inc.	390,193	33,260,051

		82,454,561

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals — 3.9%
Apple, Inc.	288,263	$105,158,342
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.*	75,728	23,627,893

TOTAL LONG-TERM INVESTMENTS (cost $1,741,339,163)		2,665,744,122

SHORT-TERM INVESTMENTS — 13.4%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	62,160,196	62,160,196
PGIM Institutional Money Market Fund (cost $301,215,597; includes $301,067,256 of cash collateral for securities on loan)(b)(w)	301,243,413	301,243,413

TOTAL SHORT-TERM INVESTMENTS (cost $363,375,793)		363,403,609

TOTAL INVESTMENTS — 111.7% (cost $2,104,714,956)		3,029,147,731
Liabilities in excess of other assets — (11.7)%		(317,209,498)

NET ASSETS — 100.0%		$2,711,938,233

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $297,040,747; cash collateral of $301,067,256 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Auto Components	$28,882,528	$—	$—
Biotechnology	69,380,825	—	—
Capital Markets	50,993,460	—	—
Electric Utilities	28,992,842	—	—
Entertainment	119,135,441	—	—
Health Care Equipment & Supplies	119,020,722	—	—
Health Care Providers & Services	192,802,389	—	—
Hotels, Restaurants & Leisure	45,811,093	—	—
Interactive Media & Services	468,781,953	—	—
Internet & Direct Marketing Retail	331,130,853	—	—
IT Services	306,617,924	—	—
Life Sciences Tools & Services	13,485,267	—	—
Machinery	16,497,442	—	—
Multiline Retail	49,968,868	—	—
Multi-Utilities	14,187,175	—	—
Oil, Gas & Consumable Fuels	9,003,745	—	—
Professional Services	20,925,678	—	—
Road & Rail	19,415,577	—	—
Semiconductors & Semiconductor Equipment	69,433,192	—	—
Software	480,036,352	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Specialty Retail	$82,454,561	$—	$—
Technology Hardware, Storage & Peripherals	105,158,342	—	—
Textiles, Apparel & Luxury Goods	23,627,893	—	—
Affiliated Mutual Funds	363,403,609	—	—

Total.	$3,029,147,731	$—	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	17.7%
Interactive Media & Services	17.3
Affiliated Mutual Funds (11.1% represents investments purchased with collateral from securities on loan)	13.4
Internet & Direct Marketing Retail	12.2
IT Services	11.3
Health Care Providers & Services	7.1
Entertainment	4.4
Health Care Equipment & Supplies	4.4
Technology Hardware, Storage & Peripherals	3.9
Specialty Retail	3.0
Semiconductors & Semiconductor Equipment	2.6
Biotechnology	2.5
Capital Markets	1.9
Multiline Retail	1.8

Hotels, Restaurants & Leisure	1.7%
Electric Utilities	1.1
Auto Components	1.1
Textiles, Apparel & Luxury Goods	0.9
Professional Services	0.8
Road & Rail	0.7
Machinery	0.6
Multi-Utilities	0.5
Life Sciences Tools & Services	0.5
Oil, Gas & Consumable Fuels	0.3

111.7
Liabilities in excess of other assets	(11.7)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$297,040,747	$(297,040,747)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $297,040,747:
Unaffiliated investments (cost $1,741,339,163)	$2,665,744,122
Affiliated investments (cost $363,375,793)	363,403,609
Receivable for investments sold	6,085,767
Dividends receivable	320,607
Tax reclaim receivable	133,234
Receivable for Portfolio shares sold	31,468
Prepaid expenses and other assets	31,874

Total Assets	3,035,750,681

LIABILITIES
Payable to broker for collateral for securities on loan	301,067,256
Payable for Portfolio shares repurchased	14,147,092
Payable for investments purchased	7,455,196
Management fee payable	782,858
Payable to affiliate	133,234
Accrued expenses and other liabilities	114,114
Distribution fee payable	112,320
Affiliated transfer agent fee payable	378

Total Liabilities	323,812,448

NET ASSETS	$2,711,938,233

Net assets were comprised of:
Partners’ Equity	$2,711,938,233

Net asset value and redemption price per share, $2,711,938,233 / 52,705,849 outstanding shares of beneficial interest	$51.45

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $22,962 foreign withholding tax)	$7,027,742
Income from securities lending, net (including affiliated income of $501,465)	524,926
Affiliated dividend income	275,300

Total income	7,827,968

EXPENSES
Management fee	9,019,656
Distribution fee	3,331,014
Custodian and accounting fees	90,686
Trustees’ fees	21,336
Audit fee	12,233
Legal fees and expenses	10,251
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,198
Miscellaneous	32,486

Total expenses	12,523,320
Less: Fee waiver and/or expense reimbursement	(496,987)

Net expenses	12,026,333

NET INVESTMENT INCOME (LOSS)	(4,198,365)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $27,949)	302,692,036
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $11,615)	(102,411,952)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	200,280,084

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$196,081,719

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(4,198,365)	$(2,566,112)
Net realized gain (loss) on investment and foreign currency transactions	302,692,036	145,300,898
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(102,411,952)	526,415,851

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	196,081,719	669,150,637

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [14,555,929 and 7,382,267 shares, respectively]	636,531,562	302,135,030
Portfolio shares repurchased [25,525,437 and 9,644,265 shares, respectively]	(1,059,368,069)	(405,477,496)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(422,836,507)	(103,342,466)

CAPITAL CONTRIBUTIONS	—	1,156

TOTAL INCREASE (DECREASE)	(226,754,788)	565,809,327
NET ASSETS:
Beginning of period	2,938,693,021	2,372,883,694

End of period	$2,711,938,233	$2,938,693,021

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 96.9%
Aerospace & Defense — 1.4%
Boeing Co. (The)	137,500	$25,203,750
Raytheon Technologies Corp.	147,977	9,118,343

		34,322,093

Air Freight & Logistics — 2.3%
United Parcel Service, Inc. (Class B Stock)(a)	492,787	54,788,059

Airlines — 0.7%
Southwest Airlines Co.	507,468	17,345,256

Auto Components — 0.7%
Magna International, Inc. (Canada)	359,228	15,996,423

Banks — 6.8%
Bank of America Corp.	320,581	7,613,799
Fifth Third Bancorp	1,915,841	36,937,415
JPMorgan Chase & Co.	458,866	43,160,936
Signature Bank	152,988	16,357,477
Wells Fargo & Co.	2,211,254	56,608,102

		160,677,729

Beverages — 0.7%
PepsiCo, Inc.	130,403	17,247,101

Biotechnology — 2.6%
AbbVie, Inc.	414,080	40,654,374
Gilead Sciences, Inc.	290,624	22,360,611

		63,014,985

Building Products — 0.6%
Fortune Brands Home & Security, Inc.(a)	224,081	14,325,498

Capital Markets — 5.3%
Charles Schwab Corp. (The)	636,349	21,470,415
Franklin Resources, Inc.(a)	306,926	6,436,238
Morgan Stanley	1,557,645	75,234,254
State Street Corp.	353,372	22,456,791

		125,597,698

Chemicals — 2.7%
CF Industries Holdings, Inc.	668,596	18,814,291
DuPont de Nemours, Inc.	837,700	44,507,001

		63,321,292

Commercial Services & Supplies — 0.6%
Stericycle, Inc.*(a)	240,360	13,455,353

Communications Equipment — 1.7%
Cisco Systems, Inc.	875,791	40,846,892

Consumer Finance — 0.2%
Capital One Financial Corp.	60,250	3,771,047

Containers & Packaging — 1.5%
International Paper Co.	996,710	35,094,159

Diversified Financial Services — 0.7%
Equitable Holdings, Inc.	922,002	17,785,419

Diversified Telecommunication Services — 1.5%
Verizon Communications, Inc.	639,344	35,247,035

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities — 5.4%
Edison International	545,880	$29,646,743
NextEra Energy, Inc.	149,628	35,936,156
Southern Co. (The)	1,200,181	62,229,385

		127,812,284

Electrical Equipment — 0.7%
Rockwell Automation, Inc.	75,049	15,985,437

Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	196,936	16,060,131

Energy Equipment & Services — 0.3%
Schlumberger Ltd.	404,934	7,446,736

Entertainment — 1.0%
Walt Disney Co. (The)	204,168	22,766,774

Equity Real Estate Investment Trusts (REITs) — 2.3%
SL Green Realty Corp.(a)	350,448	17,273,582
Weyerhaeuser Co.	1,646,529	36,981,041

		54,254,623

Food & Staples Retailing — 1.3%
Walmart, Inc.	265,233	31,769,609

Food Products — 3.9%
Bunge Ltd.	439,458	18,074,907
Conagra Brands, Inc.	863,628	30,373,797
Tyson Foods, Inc. (Class A Stock)	732,607	43,743,964

		92,192,668

Health Care Equipment & Supplies — 5.7%
Becton, Dickinson & Co.(a)	155,843	37,288,555
Hologic, Inc.*	527,719	30,079,983
Medtronic PLC	517,735	47,476,299
Zimmer Biomet Holdings, Inc.	176,451	21,061,191

		135,906,028

Health Care Providers & Services — 2.0%
CVS Health Corp.	713,938	46,384,552

Hotels, Restaurants & Leisure — 0.8%
Las Vegas Sands Corp.	313,567	14,279,841
McDonald’s Corp.	23,159	4,272,141

		18,551,982

Household Products — 1.5%
Kimberly-Clark Corp.	250,818	35,453,124

Industrial Conglomerates — 2.2%
General Electric Co.	7,700,457	52,594,121

Insurance — 7.4%
American International Group, Inc.	1,591,391	49,619,571
Chubb Ltd.	469,170	59,406,306
Marsh & McLennan Cos., Inc.	304,151	32,656,693
MetLife, Inc.	961,820	35,125,666

		176,808,236

Internet & Direct Marketing Retail — 0.1%
Booking Holdings, Inc.*	1,934	3,079,586

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	47,241	17,117,304

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery — 1.5%
Cummins, Inc.	73,541	$12,741,713
Illinois Tool Works, Inc.	126,508	22,119,924

		34,861,637

Media — 2.7%
Comcast Corp. (Class A Stock)	650,154	25,343,003
Fox Corp. (Class B Stock)	801,232	21,505,067
News Corp. (Class A Stock)(a)	1,383,171	16,404,408

		63,252,478

Multiline Retail — 0.2%
Kohl’s Corp.(a)	255,887	5,314,773

Multi-Utilities — 1.7%
Ameren Corp.	144,736	10,183,625
CenterPoint Energy, Inc.	961,715	17,955,219
Sempra Energy	114,983	13,479,457

		41,618,301

Oil, Gas & Consumable Fuels — 7.4%
ConocoPhillips	420,533	17,670,797
Enbridge, Inc. (Canada)	432,494	13,156,467
Exxon Mobil Corp.	730,127	32,651,279
Pioneer Natural Resources Co.	198,903	19,432,823
TC Energy Corp. (Canada)	880,618	37,743,288
TOTAL SA (France), ADR	1,460,288	56,162,677

		176,817,331

Pharmaceuticals — 5.7%
Elanco Animal Health, Inc.*(a)	645,513	13,846,254
Johnson & Johnson	403,436	56,735,205
Merck & Co., Inc.	169,304	13,092,278
Perrigo Co. PLC	389,494	21,527,333
Pfizer, Inc.	922,366	30,161,368

		135,362,438

Professional Services — 0.5%
Nielsen Holdings PLC	834,358	12,398,560

Semiconductors & Semiconductor Equipment — 6.5%
Applied Materials, Inc.	759,738	45,926,162
NXP Semiconductors NV (Netherlands)	126,469	14,422,525
QUALCOMM, Inc.	656,660	59,893,958
Texas Instruments, Inc.(a)	271,637	34,489,750

		154,732,395

Software — 2.8%
Microsoft Corp.	328,574	66,868,095

Specialty Retail — 0.4%
TJX Cos., Inc. (The)	208,853	10,559,608

Tobacco — 1.5%
Philip Morris International, Inc.	498,809	34,946,559

TOTAL COMMON STOCKS (cost $2,410,918,861)		2,303,751,409

PREFERRED STOCKS — 1.5%
Electric Utilities — 0.4%
Southern Co. (The), CVT, 6.750%	223,251	9,836,439

	Shares	Value

PREFERRED STOCKS (continued)
Health Care Equipment & Supplies — 0.3%
Becton, Dickinson & Co., Series B, CVT, 6.000%*	126,559	$6,732,939

Multi-Utilities — 0.8%
Sempra Energy, Series A, CVT, 6.000%	160,565	15,692,018
Sempra Energy, Series B, CVT, 6.750%(a)	33,382	3,280,115

		18,972,133

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%	19,492	749,272

TOTAL PREFERRED STOCKS (cost $38,300,458)		36,290,783

TOTAL LONG-TERM INVESTMENTS (cost $2,449,219,319)		2,340,042,192

SHORT-TERM INVESTMENTS — 4.4%
AFFILIATED MUTUAL FUND — 3.8%
PGIM Institutional Money Market Fund (cost $91,038,823; includes $90,991,127 of cash collateral for securities on loan)(b)(w)	91,032,527	91,032,527

UNAFFILIATED FUND — 0.6%
JPMorgan US Government Money Market Fund	12,711,541	12,711,541

(cost $12,711,541)
TOTAL SHORT-TERM INVESTMENTS (cost $103,750,364)		103,744,068

TOTAL INVESTMENTS — 102.8% (cost $2,552,969,683)		2,443,786,260
Liabilities in excess of other assets — (2.8)%		(66,757,087)

NET ASSETS — 100.0%		$2,377,029,173

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $90,052,042; cash collateral of $90,991,127 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$34,322,093	$—	$—
Air Freight & Logistics	54,788,059	—	—
Airlines	17,345,256	—	—
Auto Components	15,996,423	—	—
Banks	160,677,729	—	—
Beverages	17,247,101	—	—
Biotechnology	63,014,985	—	—
Building Products	14,325,498	—	—
Capital Markets	125,597,698	—	—
Chemicals	63,321,292	—	—
Commercial Services & Supplies	13,455,353	—	—
Communications Equipment	40,846,892	—	—
Consumer Finance	3,771,047	—	—
Containers & Packaging	35,094,159	—	—
Diversified Financial Services	17,785,419	—	—
Diversified Telecommunication Services	35,247,035	—	—
Electric Utilities	127,812,284	—	—
Electrical Equipment	15,985,437	—	—
Electronic Equipment, Instruments & Components	16,060,131	—	—
Energy Equipment & Services	7,446,736	—	—
Entertainment	22,766,774	—	—
Equity Real Estate Investment Trusts (REITs)	54,254,623	—	—
Food & Staples Retailing	31,769,609	—	—
Food Products	92,192,668	—	—
Health Care Equipment & Supplies	135,906,028	—	—
Health Care Providers & Services	46,384,552	—	—
Hotels, Restaurants & Leisure	18,551,982	—	—
Household Products	35,453,124	—	—
Industrial Conglomerates	52,594,121	—	—
Insurance	176,808,236	—	—
Internet & Direct Marketing Retail	3,079,586	—	—
Life Sciences Tools & Services	17,117,304	—	—
Machinery	34,861,637	—	—
Media	63,252,478	—	—
Multiline Retail	5,314,773	—	—
Multi-Utilities	41,618,301	—	—
Oil, Gas & Consumable Fuels	176,817,331	—	—
Pharmaceuticals	135,362,438	—	—
Professional Services	12,398,560	—	—
Semiconductors & Semiconductor Equipment	154,732,395	—	—
Software	66,868,095	—	—
Specialty Retail	10,559,608	—	—
Tobacco	34,946,559	—	—
Preferred Stocks
Electric Utilities	9,836,439	—	—
Health Care Equipment & Supplies	6,732,939	—	—
Multi-Utilities	18,972,133	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Preferred Stocks (continued)
Pharmaceuticals	$749,272	$—	$—
Affiliated Mutual Fund	91,032,527	—	—
Unaffiliated Fund	12,711,541	—	—

Total	$2,443,786,260	$—	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Oil, Gas & Consumable Fuels	7.4%
Insurance	7.4
Banks	6.8
Semiconductors & Semiconductor Equipment	6.5
Health Care Equipment & Supplies	6.0
Electric Utilities	5.8
Pharmaceuticals	5.7
Capital Markets	5.3
Food Products	3.9
Affiliated Mutual Fund (3.8% represents investments purchased with collateral from securities on loan)	3.8
Software	2.8
Chemicals	2.7
Media	2.7
Biotechnology	2.6
Multi-Utilities	2.5
Air Freight & Logistics	2.3
Equity Real Estate Investment Trusts (REITs)	2.3
Industrial Conglomerates	2.2
Health Care Providers & Services	2.0
Communications Equipment	1.7
Household Products	1.5
Diversified Telecommunication Services	1.5
Containers & Packaging	1.5
Tobacco	1.5
Machinery	1.5

Aerospace & Defense	1.4%
Food & Staples Retailing	1.3
Entertainment	1.0
Hotels, Restaurants & Leisure	0.8
Diversified Financial Services	0.7
Airlines	0.7
Beverages	0.7
Life Sciences Tools & Services	0.7
Electronic Equipment, Instruments & Components	0.7
Auto Components	0.7
Electrical Equipment	0.7
Building Products	0.6
Commercial Services & Supplies	0.6
Unaffiliated Fund	0.6
Professional Services	0.5
Specialty Retail	0.4
Energy Equipment & Services	0.3
Multiline Retail	0.2
Consumer Finance	0.2
Internet & Direct Marketing Retail	0.1

102.8
Liabilities in excess of other assets	(2.8)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$90,052,042	$(90,052,042)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST T. ROWE PRICE LARGE-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $90,052,042:
Unaffiliated investments (cost $2,461,930,860)	$2,352,753,733
Affiliated investments (cost $91,038,823)	91,032,527
Cash	17,988,218
Receivable for Portfolio shares sold	15,734,304
Receivable for investments sold	5,827,601
Dividends and interest receivable	4,335,707
Tax reclaim receivable	1,657,127
Prepaid expenses	3,028

Total Assets	2,489,332,245

LIABILITIES
Payable to broker for collateral for securities on loan	90,991,127
Payable for investments purchased	19,221,696
Payable to affiliate	1,416,036
Management fee payable	462,027
Accrued expenses and other liabilities	112,227
Distribution fee payable	92,915
Payable for Portfolio shares repurchased	5,036
Trustees’ fees payable	1,630
Affiliated transfer agent fee payable	378

Total Liabilities	112,303,072

NET ASSETS	$2,377,029,173

Net assets were comprised of:
Partners’ Equity	$2,377,029,173

Net asset value and redemption price per share, $2,377,029,173 / 170,241,719 outstanding shares of beneficial interest	$13.96

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $629,005 foreign withholding tax)	$31,919,192
Income from securities lending, net (including affiliated income of $194,857)	208,206
Interest income	161,594

Total income	32,288,992

EXPENSES
Management fee	6,094,112
Distribution fee	2,722,641
Custodian and accounting fees	80,414
Trustees’ fees	20,410
Audit fee	11,101
Legal fees and expenses	10,660
Shareholders’ reports	4,368
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Miscellaneous	30,037

Total expenses	8,977,202
Less: Fee waiver and/or expense reimbursement	(518,271)

Net expenses	8,458,931

NET INVESTMENT INCOME (LOSS)	23,830,061

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(54,199))	(293,425,621)
Foreign currency transactions	304

(293,425,317)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(16,466))	(372,734,576)
Foreign currencies.	(473)

(372,735,049)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(666,160,366)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(642,330,305)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$23,830,061	$50,866,983
Net realized gain (loss) on investment and foreign currency transactions	(293,425,317)	188,957,766
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(372,735,049)	217,540,386

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(642,330,305)	457,365,135

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [80,317,939 and 18,749,445 shares, respectively]	1,081,875,767	290,593,451
Portfolio shares issued in merger [0 and 102,592,839, respectively]	—	1,616,863,138
Portfolio shares repurchased [89,450,206 and 37,193,215 shares, respectively]	(1,152,235,952)	(577,304,137)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(70,360,185)	1,330,152,452

CAPITAL CONTRIBUTIONS	—	826

TOTAL INCREASE (DECREASE)	(712,690,490)	1,787,518,413
NET ASSETS:
Beginning of period	3,089,719,663	1,302,201,250

End of period	$2,377,029,173	$3,089,719,663

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%

COMMON STOCKS — 94.5%
Agricultural & Farm Machinery — 1.6%
AGCO Corp.	24,821	$1,376,572
Deere & Co.	12,938	2,033,207
Toro Co. (The)	25,361	1,682,449

		5,092,228

Aluminum — 0.4%
Norsk Hydro ASA (Norway)*	480,654	1,339,814

Commodity Chemicals — 0.9%
Westlake Chemical Corp.(a)	50,423	2,705,194

Construction & Engineering — 0.4%
Jacobs Engineering Group, Inc.	14,858	1,259,958

Construction Machinery & Heavy Trucks — 2.1%
Bucher Industries AG (Switzerland)	5,416	1,567,149
Caterpillar, Inc.	20,156	2,549,734
Epiroc AB (Sweden), (Class B Stock)	199,646	2,450,836

		6,567,719

Copper — 2.7%
ERO Copper Corp. (Canada)*(a)	143,790	2,083,345
Lundin Mining Corp. (Chile)	328,004	1,758,890
OZ Minerals Ltd. (Australia)	195,579	1,500,685
Southern Copper Corp. (Peru)(a)	73,811	2,935,463

		8,278,383

Diversified Chemicals — 0.5%
Huntsman Corp.	86,667	1,557,406

Diversified Metals & Mining — 5.4%
BHP Group Ltd. (Australia)	251,120	6,257,561
Boliden AB (Sweden)	232,696	5,334,222
IGO Ltd. (Australia)	536,729	1,805,531
Rio Tinto PLC (Australia)	36,535	2,073,674
South32 Ltd. (Australia)	866,607	1,228,940

		16,699,928

Electric Utilities — 3.6%
American Electric Power Co., Inc.	11,452	912,038
Entergy Corp.	24,685	2,315,700
NextEra Energy, Inc.	17,725	4,257,013
Terna Rete Elettrica Nazionale SpA (Italy)	226,627	1,563,297
Xcel Energy, Inc.	32,170	2,010,625

		11,058,673

Electrical Components & Equipment — 0.6%
Schneider Electric SE (France)	15,438	1,727,822

Fertilizers & Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc.	107,097	3,013,710

Forest Products — 1.0%
Svenska Cellulosa AB SCA (Sweden), (Class B Stock)*	119,141	1,421,438
West Fraser Timber Co. Ltd. (Canada)	43,471	1,528,017

		2,949,455

Gas Utilities — 0.9%
Atmos Energy Corp.	11,855	1,180,521

	Shares	Value
COMMON STOCKS (continued)
Gas Utilities (cont’d.)
National Fuel Gas Co.	39,845	$1,670,701

		2,851,222

Gold — 2.9%
Franco-Nevada Corp. (Canada)	10,842	1,514,574
Kirkland Lake Gold Ltd. (Canada)	63,583	2,618,068
Northern Star Resources Ltd. (Australia)	439,791	4,135,075
Perseus Mining Ltd. (Australia)*	787,045	719,347

		8,987,064

Industrial Gases — 6.3%
Air Products & Chemicals, Inc.	41,143	9,934,389
Linde PLC (United Kingdom)	44,400	9,417,684

		19,352,073

Industrial Machinery — 2.9%
Atlas Copco AB (Sweden), (Class B Stock)	45,683	1,689,793
Kadant, Inc.	11,566	1,152,667
Kennametal, Inc.	28,400	815,364
Rotork PLC (United Kingdom)	368,381	1,284,474
Timken Co. (The)	14,091	641,000
Valmet OYJ (Finland)(a)	67,996	1,785,261
Weir Group PLC (The) (United Kingdom)	126,692	1,678,200

		9,046,759

Integrated Oil & Gas — 11.5%
Chevron Corp.	79,298	7,075,761
Equinor ASA (Norway)	395,927	5,661,170
Exxon Mobil Corp.	21,699	970,379
Galp Energia SGPS SA (Portugal)	495,921	5,776,378
Suncor Energy, Inc. (Canada)	135,288	2,280,956
TOTAL SA (France)(a)	357,930	13,832,101

		35,596,745

Metal & Glass Containers — 3.0%
Ball Corp.	66,385	4,613,094
Silgan Holdings, Inc.	60,222	1,950,590
Verallia SA (France), 144A(a)	65,363	1,881,547
Vidrala SA (Spain)	8,996	858,573

		9,303,804

Multi-Utilities — 1.2%
Ameren Corp.(a)	30,651	2,156,604
Sempra Energy	12,329	1,445,329

		3,601,933

Oil & Gas Equipment & Services — 4.5%
Cactus, Inc. (Class A Stock)	71,996	1,485,278
ChampionX Corp.*	156,918	1,531,520
Enerflex Ltd. (Canada)	185,556	702,532
Halliburton Co.	202,878	2,633,356
Liberty Oilfield Services, Inc. (Class A Stock)(a)	193,112	1,058,254
Schlumberger Ltd.	176,256	3,241,348
Tenaris SA (Luxembourg)	349,186	2,275,292

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil & Gas Equipment & Services (cont’d.)
TGS NOPEC Geophysical Co. ASA (Norway)	76,662	$1,118,632

		14,046,212

Oil & Gas Exploration & Production — 14.5%
Aker BP ASA (Norway)	91,868	1,689,365
Concho Resources, Inc.	116,353	5,992,180
ConocoPhillips	180,488	7,584,106
Contango Oil & Gas Co.*(a)	371,725	851,250
Continental Resources, Inc.(a)	140,952	2,470,889
Devon Energy Corp.	148,689	1,686,133
Diamondback Energy, Inc.	56,429	2,359,861
EOG Resources, Inc.	144,827	7,336,936
Hess Corp.	7,367	381,684
Kelt Exploration Ltd. (Canada)*(a)	414,301	427,240
Kosmos Energy Ltd. (Ghana)	416,294	691,048
Lundin Energy AB (Sweden)	131,877	3,234,630
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	219,968	1,333,006
Parex Resources, Inc. (Canada)*	94,133	1,134,366
Parsley Energy, Inc. (Class A Stock)(a)	75,811	809,662
Pioneer Natural Resources Co.	61,930	6,050,561
WPX Energy, Inc.*	143,993	918,675

		44,951,592

Oil & Gas Refining & Marketing — 1.0%
Marathon Petroleum Corp.	47,730	1,784,147
Phillips 66	18,652	1,341,079

		3,125,226

Oil & Gas Storage & Transportation — 3.1%
Enbridge, Inc. (Canada)	134,510	4,091,794
Plains GP Holdings LP (Class A Stock)*	24,263	215,941
TC Energy Corp. (Canada)	124,628	5,341,556

		9,649,291

Packaged Foods & Meats — 1.4%
Pilgrim’s Pride Corp.*	58,863	994,196
Sanderson Farms, Inc.	27,709	3,211,196

		4,205,392

Paper Packaging — 5.8%
Avery Dennison Corp.	22,023	2,512,604
DS Smith PLC (United Kingdom)	399,536	1,634,423
Graphic Packaging Holding Co.(a)	115,900	1,621,441
International Paper Co.	120,077	4,227,911
Mayr Melnhof Karton AG (Austria)	4,371	676,955
Packaging Corp. of America	53,760	5,365,248
Westrock Co.	63,713	1,800,529

		17,839,111

Paper Products — 2.1%
Domtar Corp.	55,615	1,174,033
Mondi PLC (United Kingdom)	180,552	3,400,666
UPM-Kymmene OYJ (Finland)	69,895	2,028,338

		6,603,037

	Shares	Value
COMMON STOCKS (continued)
Railroads — 0.4%
Union Pacific Corp.	7,724	$1,305,897

Semiconductor Equipment — 0.7%
Entegris, Inc.	34,309	2,025,946

Specialty Chemicals — 11.7%
Akzo Nobel NV (Netherlands)	26,107	2,356,852
Borregaard ASA (Norway)	103,615	1,101,459
Celanese Corp.	12,343	1,065,695
Croda International PLC (United Kingdom)	34,284	2,238,680
Koninklijke DSM NV (Netherlands)	33,138	4,613,769
PPG Industries, Inc.	48,414	5,134,789
Quaker Chemical Corp.(a)	17,564	3,260,756
RPM International, Inc.	70,086	5,260,655
Sherwin-Williams Co. (The)	9,517	5,499,398
Shin-Etsu Chemical Co. Ltd. (Japan)	16,200	1,896,029
Symrise AG (Germany)	19,074	2,222,387
Victrex PLC (United Kingdom)	62,156	1,513,883

		36,164,352

Steel — 0.4%
Reliance Steel & Aluminum Co.	11,754	1,115,807

TOTAL COMMON STOCKS (cost $289,546,776)		292,021,753

PREFERRED STOCKS — 4.7%
Electric Utilities — 3.5%
American Electric Power Co., Inc., CVT, 6.125%(a)	72,118	3,491,232
NextEra Energy, Inc., CVT, 5.279%	100,412	4,262,489
Southern Co. (The), CVT, 6.750%	68,142	3,002,337

		10,756,058

Multi-Utilities — 1.2%
Dominion Energy, Inc., Series A, CVT, 7.250%	14,498	1,469,227
Sempra Energy, Series B, CVT, 6.750%(a)	24,498	2,407,174

		3,876,401

TOTAL PREFERRED STOCKS (cost $14,749,657)		14,632,459

TOTAL LONG-TERM INVESTMENTS (cost $304,296,433)		306,654,212

SHORT-TERM INVESTMENTS — 11.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	539,856	539,856

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $35,541,703; includes $35,532,025 of cash collateral for securities on loan)(b)(w)	35,540,464	$35,540,464

TOTAL SHORT-TERM INVESTMENTS (cost $36,081,559)		36,080,320

TOTAL INVESTMENTS — 110.9% (cost $340,377,992)		342,734,532
Liabilities in excess of other assets — (10.9)%		(33,552,928)

NET ASSETS — 100.0%		$309,181,604

See the Glossary for a list of the abbreviation(s) used in the semiannual report:

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,207,661; cash collateral of $35,532,025 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$17,720,813	$—
Austria	—	676,955	—
Canada	21,722,448	—	—
Chile	1,758,890	—	—
Finland	—	3,813,599	—
France	—	17,441,470	—
Germany	—	2,222,387	—
Ghana	691,048	—	—
Italy	—	1,563,297	—
Japan	—	1,896,029	—
Luxembourg	—	2,275,292	—
Netherlands	—	6,970,621	—
Norway	—	10,910,440	—
Peru	2,935,463	—	—
Portugal	—	5,776,378	—
Spain	—	858,573	—
Sweden	—	14,130,919	—

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Switzerland	$—	$1,567,149	$—
United Kingdom	9,417,684	11,750,326	—
United States	155,921,972	—	—
Preferred Stocks
United States	14,632,459	—	—
Affiliated Mutual Funds	36,080,320	—	—

Total	$243,160,284	$99,574,248	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Oil & Gas Exploration & Production	14.5%
Specialty Chemicals	11.7
Affiliated Mutual Funds (11.5% represents investments purchased with collateral from securities on loan)	11.7
Integrated Oil & Gas	11.5
Electric Utilities	7.1
Industrial Gases	6.3
Paper Packaging	5.8
Diversified Metals & Mining	5.4
Oil & Gas Equipment & Services	4.5
Oil & Gas Storage & Transportation	3.1
Metal & Glass Containers	3.0
Industrial Machinery	2.9
Gold	2.9
Copper	2.7
Multi-Utilities	2.4
Construction Machinery & Heavy Trucks	2.1
Paper Products	2.1
Agricultural & Farm Machinery	1.6

Packaged Foods & Meats	1.4%
Fertilizers & Agricultural Chemicals	1.0
Oil & Gas Refining & Marketing	1.0
Forest Products	1.0
Commodity Chemicals	0.9
Gas Utilities	0.9
Semiconductor Equipment	0.7
Electrical Components & Equipment	0.6
Diversified Chemicals	0.5
Railroads	0.4
Construction & Engineering	0.4
Steel	0.4
Aluminum	0.4

110.9
Liabilities in excess of other assets	(10.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$34,207,661	$(34,207,661)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $34,207,661:
Unaffiliated investments (cost $304,296,433)	$306,654,212
Affiliated investments (cost $36,081,559)	36,080,320
Foreign currency, at value (cost $265,287)	265,837
Receivable for investments sold	1,282,392
Tax reclaim receivable	1,060,191
Dividends receivable	668,844
Receivable for Portfolio shares sold	24,636
Receivable from affiliate	206
Prepaid expenses and other assets	25,037

Total Assets	346,061,675

LIABILITIES
Payable to broker for collateral for securities on loan	35,532,025
Payable to affiliate	879,834
Payable for investments purchased	241,982
Management fee payable	127,433
Accrued expenses and other liabilities	51,085
Payable for Portfolio shares repurchased	34,768
Distribution fee payable	12,566
Affiliated transfer agent fee payable	378

Total Liabilities	36,880,071

NET ASSETS	$309,181,604

Net assets were comprised of:
Partners’ Equity	$309,181,604

Net asset value and redemption price per share, $309,181,604 / 17,498,900 outstanding shares of beneficial interest	$17.67

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $359,627 foreign withholding tax, of which $6,620 is reimbursable by an affiliate)	$4,983,776
Income from securities lending, net (including affiliated income of $32,638)	89,822
Affiliated dividend income	22,812

Total income	5,096,410

EXPENSES
Management fee	1,102,077
Distribution fee	376,180
Custodian and accounting fees	55,486
Audit fee	13,028
Trustees’ fees	6,729
Legal fees and expenses	6,448
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Shareholders’ reports	2,460
Miscellaneous	20,812

Total expenses	1,586,679
Less: Fee waiver and/or expense reimbursement	(22,872)

Net expenses	1,563,807

NET INVESTMENT INCOME (LOSS)	3,532,603

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $30,898)	(82,910,018)
Foreign currency transactions	227,989

(82,682,029)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,196))	(23,310,778)
Foreign currencies	(9,660)

(23,320,438)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(106,002,467)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(102,469,864)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$3,532,603	$7,224,255
Net realized gain (loss) on investment and foreign currency transactions	(82,682,029)	(11,285,761)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(23,320,438)	60,789,961

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(102,469,864)	56,728,455

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [10,598,964 and 3,965,693 shares, respectively]	169,377,251	82,854,244
Portfolio shares repurchased [11,598,040 and 2,329,943 shares, respectively]	(174,285,183)	(48,004,403)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(4,907,932)	34,849,841

CAPITAL CONTRIBUTIONS	—	50,946

TOTAL INCREASE (DECREASE)	(107,377,796)	91,629,242
NET ASSETS:
Beginning of period	416,559,400	324,930,158

End of period	$309,181,604	$416,559,400

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST TEMPLETON GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 48.7%

SOVEREIGN BONDS — 31.1%
Argentina — 2.0%
Argentina Treasury Bond Boncer,
Bonds
1.100%	04/17/21	ARS	31,073	$301,610
1.200%	03/18/22	ARS	183,530	1,728,654
1.400%	03/25/23	ARS	110,502	932,557
1.500%	03/25/24	ARS	110,502	868,032
Argentine Bonos del Tesoro,
Bonds
15.500%	10/17/26	ARS	176,989	630,712
16.000%	10/17/23	ARS	97,317	483,961
Unsec’d. Notes
18.200%	10/03/21	ARS	90,914	656,446
Bonos del Tesoro Nacional en Pesos Badlar,
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
26.415%(c)	04/03/22	ARS	5,730	44,504

				5,646,476

Brazil — 0.6%
Brazil Notas do Tesouro Nacional,
Notes, Series F
10.000%	01/01/21	BRL	9,133	1,743,579

Colombia — 1.5%
Colombia Government International Bond,
Sr. Unsec’d. Notes
4.375%	03/21/23	COP	37,000	9,884
7.750%	04/14/21	COP	245,000	67,073
9.850%	06/28/27	COP	59,000	19,715
Colombian TES,
Bonds, Series B
6.000%	04/28/28	COP	2,968,800	802,326
7.000%	05/04/22	COP	1,048,000	297,717
7.500%	08/26/26	COP	4,120,500	1,243,515
10.000%	07/24/24	COP	4,494,000	1,470,935
11.000%	07/24/20	COP	903,000	241,859

				4,153,024

Ghana — 1.7%
Republic of Ghana Government Bonds,
Bonds
16.500%	03/22/21	GHS	220	38,008
16.500%	02/06/23	GHS	2,220	364,852
17.600%	11/28/22	GHS	100	17,294
18.250%	09/21/20	GHS	100	17,360
18.250%	07/25/22	GHS	23,550	4,120,337
19.750%	03/15/32	GHS	265	43,626
24.750%	03/01/21	GHS	100	18,141
24.750%	07/19/21	GHS	130	24,104
Unsec’d. Notes
16.250%	05/17/21	GHS	820	141,501

				4,785,223

Indonesia — 5.5%
Indonesia Treasury Bond,
Bonds, Series 034
12.800%	06/15/21	IDR	8,277,000	621,059

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGN BONDS (continued)
Indonesia (cont’d.)
Bonds, Series 043
10.250%	07/15/22	IDR	14,584,000	$1,107,234
Bonds, Series 061
7.000%	05/15/22	IDR	121,498,000	8,751,802
Bonds, Series 063
5.625%	05/15/23	IDR	46,670,000	3,230,925
Bonds, Series 070
8.375%	03/15/24	IDR	24,931,000	1,853,084
Sr. Unsec’d. Notes, Series 035
12.900%	06/15/22	IDR	909,000	72,115

				15,636,219

Mexico — 9.9%
Mexican Bonos,
Bonds, Series M
6.500%	06/10/21	MXN	112,510	4,976,923
6.500%	06/09/22	MXN	155,538	7,003,584
Bonds, Series M20
10.000%	12/05/24	MXN	19,580	1,026,219
Sr. Unsec’d. Notes, Series M
6.750%	03/09/23	MXN	58,957	2,699,741
7.250%	12/09/21	MXN	174,080	7,844,159
8.000%	12/07/23	MXN	53,738	2,580,039
Mexican Udibonos,
Bonds, TIPS, Series S
2.500%	12/10/20	MXN	51,316	2,250,218

				28,380,883

Norway — 4.3%
Norway Government Bond,
Bonds, Series 474, 144A
3.750%	05/25/21	NOK	39,073	4,191,865
Bonds, Series 475, 144A
2.000%	05/24/23	NOK	25,799	2,821,579
Bonds, Series 476, 144A
3.000%	03/14/24	NOK	30,833	3,530,167
Bonds, Series 477, 144A
1.750%	03/13/25	NOK	10,392	1,152,327
Bonds, Series 478, 144A
1.500%	02/19/26	NOK	6,156	679,445

				12,375,383

South Korea — 5.6%
Korea Treasury Bond,
Bonds, Series 2309
2.250%	09/10/23	KRW	779,000	674,312
Bonds, Series 2403
1.875%	03/10/24	KRW	1,442,000	1,236,610
Bonds, Series 2409
1.375%	09/10/24	KRW	3,768,780	3,172,461
3.000%	09/10/24	KRW	960,000	860,403
Bonds, Series 2912
1.375%	12/10/29	KRW	12,138,400	10,083,303

				16,027,089

TOTAL SOVEREIGN BONDS (cost $117,355,330)				88,747,876

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. TREASURY OBLIGATIONS — 17.6%
U.S. Treasury Notes
0.500%	03/31/25	(a)		16,080	$16,248,338
1.500%	11/30/24			1,890	1,993,359
1.625%	02/15/26			2,920	3,123,259
1.625%	10/31/26			2,920	3,136,263
2.000%	02/15/25			1,850	1,996,844
2.125%	05/31/21			7,550	7,684,484
2.125%	05/15/25			2,210	2,405,965
2.125%	05/31/26			1,335	1,469,752
2.625%	12/31/25			5,407	6,075,694
2.875%	05/31/25			5,500	6,192,656

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,214,422)					50,326,614

TOTAL LONG-TERM INVESTMENTS (cost $166,569,752)					139,074,490

			Shares

SHORT-TERM INVESTMENTS — 47.3%

AFFILIATED MUTUAL FUND — 5.4%
PGIM Institutional Money Market Fund (cost $15,505,587; includes $15,500,012 of cash collateral for securities on loan)(b)(w)				15,504,563	15,504,563

			Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS(n) — 25.1%
Argentina — 0.1%
Letras de la Nacion Argentina Con Ajuste por CER
1.750%	12/04/20		ARS	40,197	398,572

Brazil — 6.8%
Brazil Letras do Tesouro Nacional
3.482%	07/01/20		BRL	64,630	11,883,614
3.592%	10/01/20		BRL	41,450	7,582,248

					19,465,862

Japan — 17.5%
Japan Treasury Bills
(0.235)%	09/23/20		JPY	168,000	1,556,416
(0.229)%	09/10/20		JPY	2,258,700	20,924,441
(0.187)%	11/10/20		JPY	282,000	2,613,386
(0.160)%	07/10/20		JPY	218,800	2,026,470
(0.159)%	08/11/20		JPY	361,350	3,347,138
(0.157)%	07/06/20		JPY	1,290,400	11,952,251
(0.132)%	08/24/20		JPY	807,800	7,482,948

					49,903,050

Mexico — 0.6%
Mexico Cetes
4.830%	02/25/21		MXN	1,245	524,906
5.070%	12/03/20		MXN	77	32,853
5.070%	01/28/21		MXN	77	32,622
5.510%	10/22/20		MXN	56	24,000
5.590%	09/24/20		MXN	100	43,016

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN TREASURY OBLIGATIONS(n) (continued)
Mexico (cont’d.)
5.774%	08/13/20	MXN	64	$27,512
5.830%	07/23/20	MXN	24	10,412
5.900%	09/10/20	MXN	335	144,529
5.996%	07/16/20	MXN	1,918	832,924

				1,672,774

Norway — 0.1%
Norway Treasury Bills
1.184%	09/16/20	NOK	3,359	348,919

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $73,278,600)				71,789,177

U.S. GOVERNMENT AGENCY OBLIGATION(n) — 9.9%
Federal Home Loan Bank
0.146%	07/01/20		28,240	28,239,890

(cost $28,240,000)

U.S. TREASURY OBLIGATIONS(n) — 6.9%
U.S. Cash Management Bill
0.146%	10/13/20		5,600	5,597,652
U.S. Treasury Bills
0.135%	09/24/20		14,040	14,035,690

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,633,260)				19,633,342

TOTAL SHORT-TERM INVESTMENTS (cost $136,657,447)				135,166,972

TOTAL INVESTMENTS — 96.0% (cost $303,227,199)				274,241,462
Other assets in excess of liabilities(z) — 4.0%				11,452,795

NET ASSETS — 100.0%				$285,694,257

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,181,275; cash collateral of $15,500,012 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/20	Citibank, N.A.	BRL	10,934	$2,016,916	$2,010,405	$—	$(6,511)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	14,373	2,648,820	2,642,704	—	(6,116)
Euro,
Expiring 07/23/20	UBS AG	EUR	3,416	3,850,413	3,839,835	—	(10,578)
Japanese Yen,
Expiring 08/27/20	JPMorgan Chase Bank, N.A.	JPY	83,437	761,793	773,304	11,511	—
Expiring 08/31/20	Citibank, N.A.	JPY	321,753	3,113,250	2,982,176	—	(131,074)
Expiring 09/24/20	BNP Paribas S.A.	JPY	180,748	1,693,256	1,675,953	—	(17,303)
Expiring 10/30/20	Citibank, N.A.	JPY	185,113	1,730,558	1,717,813	—	(12,745)
Expiring 10/30/20	JPMorgan Chase Bank, N.A.	JPY	996,000	9,339,923	9,242,706	—	(97,217)
Expiring 11/16/20	Citibank, N.A.	JPY	76,504	714,133	710,230	—	(3,903)
Expiring 12/24/20	BNP Paribas S.A.	JPY	180,748	1,695,926	1,679,472	—	(16,454)
Norwegian Krone,
Expiring 09/21/20	JPMorgan Chase Bank, N.A.	NOK	20,939	2,320,786	2,176,073	—	(144,713)

				$29,885,774	$29,450,671	11,511	(446,614)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/20	Citibank, N.A.	BRL	6,309	$1,216,591	$1,160,050	$56,541	$—
Expiring 07/02/20	Citibank, N.A.	BRL	4,625	798,556	850,354	—	(51,798)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	7,601	1,512,344	1,397,632	114,712	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	4,406	861,473	810,159	51,314	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	2,365	459,442	434,913	24,529	—
Expiring 07/09/20	JPMorgan Chase Bank, N.A.	BRL	14,373	2,647,796	2,641,860	5,936	—
Expiring 07/15/20	Citibank, N.A.	BRL	10,934	2,015,838	2,009,103	6,735	—
Expiring 08/04/20	Citibank, N.A.	BRL	4,632	798,556	850,277	—	(51,721)
Expiring 08/04/20	HSBC Bank PLC	BRL	5,845	1,024,061	1,072,843	—	(48,782)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	14,826	2,777,586	2,721,554	56,032	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	8,711	1,928,853	1,598,970	329,883	—
Expiring 09/02/20	Citibank, N.A.	BRL	13,070	2,331,429	2,396,517	—	(65,088)
Expiring 09/02/20	Citibank, N.A.	BRL	7,471	1,396,924	1,369,889	27,035	—
Expiring 09/02/20	HSBC Bank PLC	BRL	3,852	660,660	706,384	—	(45,724)
Expiring 09/02/20	HSBC Bank PLC	BRL	3,410	587,253	625,194	—	(37,941)
Expiring 10/02/20	JPMorgan Chase Bank, N.A.	BRL	7,629	1,462,736	1,397,497	65,239	—
Expiring 11/04/20	Citibank, N.A.	BRL	14,030	2,556,627	2,567,179	—	(10,552)
Expiring 11/04/20	Citibank, N.A.	BRL	6,328	1,155,419	1,157,883	—	(2,464)
Euro,
Expiring 07/23/20	UBS AG	EUR	3,925	4,456,261	4,411,611	44,650	—
Expiring 08/26/20	Deutsche Bank AG	EUR	2,424	2,661,535	2,727,238	—	(65,703)
Expiring 08/31/20	Bank of America, N.A.	EUR	168	185,289	189,003	—	(3,714)
Expiring 10/13/20	HSBC Bank PLC	EUR	2,191	2,461,630	2,466,979	—	(5,349)
Expiring 10/15/20	Deutsche Bank AG	EUR	4,105	4,630,522	4,623,225	7,297	—
Expiring 11/20/20	JPMorgan Chase Bank, N.A.	EUR	889	967,778	1,002,320	—	(34,542)
Japanese Yen,
Expiring 08/31/20	Citibank, N.A.	JPY	321,753	3,042,610	2,982,176	60,434	—
Mexican Peso,
Expiring 10/06/20	HSBC Bank PLC	MXN	183,320	7,429,984	7,874,986	—	(445,002)
Expiring 10/07/20	HSBC Bank PLC	MXN	136,710	6,551,405	5,872,049	679,356	—
Expiring 10/08/20	Citibank, N.A.	MXN	13,615	660,704	584,731	75,973	—
Expiring 10/08/20	Citibank, N.A.	MXN	13,269	519,966	569,872	—	(49,906)
Expiring 10/09/20	Citibank, N.A.	MXN	10,226	495,530	439,131	56,399	—
Expiring 10/13/20	Citibank, N.A.	MXN	22,457	1,086,654	963,913	122,741	—

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 10/13/20	Citibank, N.A.	MXN	11,636	$562,088	$499,448	$62,640	$—
Expiring 10/15/20	Citibank, N.A.	MXN	50,183	2,435,619	2,153,483	282,136	—
Expiring 10/16/20	Citibank, N.A.	MXN	45,950	2,250,719	1,971,605	279,114	—
Expiring 10/27/20	Citibank, N.A.	MXN	60,353	2,380,094	2,586,292	—	(206,198)
Expiring 10/29/20	Citibank, N.A.	MXN	100,937	3,957,134	4,324,423	—	(367,289)
Expiring 03/11/21	Citibank, N.A.	MXN	45,497	2,020,311	1,919,340	100,971	—
Norwegian Krone,
Expiring 09/21/20	JPMorgan Chase Bank, N.A.	NOK	20,939	2,049,468	2,176,074	—	(126,606)
South Korean Won,
Expiring 09/09/20	Goldman Sachs Bank USA	KRW	2,198,000	1,831,056	1,832,880	—	(1,824)
Expiring 09/22/20	Citibank, N.A.	KRW	1,245,000	1,031,269	1,038,550	—	(7,281)
Expiring 10/08/20	HSBC Bank PLC	KRW	9,867,400	8,037,960	8,233,743	—	(195,783)
Expiring 11/23/20	Citibank, N.A.	KRW	1,296,000	1,056,579	1,082,056	—	(25,477)
Expiring 11/27/20	Deutsche Bank AG	KRW	4,857,000	3,934,068	4,055,408	—	(121,340)

				$92,888,377	$92,348,794	2,509,667	(1,970,084)

						$2,521,178	$(2,416,698)

Cross currency exchange contracts outstanding at June 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/02/20	Buy	EUR	5,024	JPY	603,732	$53,177	$—	Citibank, N.A.
07/02/20	Buy	JPY	595,419	EUR	5,024	—	(130,161)	Citibank, N.A.
07/03/20	Buy	EUR	3,769	JPY	455,329	17,613	—	JPMorgan Chase Bank, N.A.
07/03/20	Buy	JPY	441,844	EUR	3,769	—	(142,511)	JPMorgan Chase Bank, N.A.
07/13/20	Buy	JPY	195,531	AUD	2,605	13,318	—	HSBC Bank PLC
07/13/20	Buy	JPY	299,794	AUD	3,985	26,576	—	JPMorgan Chase Bank, N.A.
07/14/20	Buy	JPY	335,284	AUD	4,490	6,905	—	JPMorgan Chase Bank, N.A.
07/14/20	Buy	NOK	91,630	EUR	8,225	276,327	—	JPMorgan Chase Bank, N.A.
07/15/20	Buy	SEK	24,264	EUR	2,213	116,785	—	Deutsche Bank AG
07/15/20	Buy	SEK	24,264	EUR	2,315	2,983	—	Deutsche Bank AG
07/31/20	Buy	JPY	140,923	EUR	1,215	—	(60,042)	Citibank, N.A.
07/31/20	Buy	JPY	411,420	EUR	3,423	—	(36,628)	Citibank, N.A.
08/10/20	Buy	CHF	1,009	EUR	959	—	(12,211)	UBS AG
08/10/20	Buy	CHF	2,018	EUR	1,840	63,912	—	UBS AG
08/10/20	Buy	CHF	2,018	EUR	1,886	11,366	—	UBS AG
08/12/20	Buy	CHF	1,980	EUR	1,806	62,015	—	Goldman Sachs Bank USA
08/12/20	Buy	CHF	1,980	EUR	1,857	4,400	—	Goldman Sachs Bank USA
08/13/20	Buy	CHF	1,980	EUR	1,885	—	(26,393)	Goldman Sachs Bank USA
08/13/20	Buy	SEK	24,264	EUR	2,273	49,372	—	Deutsche Bank AG
08/13/20	Buy	SEK	24,264	EUR	2,301	17,723	—	Deutsche Bank AG
08/21/20	Buy	JPY	265,071	AUD	3,605	—	(32,155)	JPMorgan Chase Bank, N.A.
08/21/20	Buy	JPY	512,476	AUD	7,211	—	(228,027)	JPMorgan Chase Bank, N.A.
08/24/20	Buy	JPY	216,101	AUD	3,045	—	(98,793)	Citibank, N.A.
08/24/20	Buy	JPY	323,181	EUR	2,737	—	(83,745)	HSBC Bank PLC
08/24/20	Buy	JPY	323,443	EUR	2,737	—	(81,318)	HSBC Bank PLC
08/25/20	Buy	JPY	331,843	EUR	2,737	—	(3,499)	HSBC Bank PLC
08/26/20	Buy	JPY	26,549	AUD	374	—	(12,422)	Citibank, N.A.
09/10/20	Buy	JPY	694,043	AUD	9,070	173,400	—	Citibank, N.A.
09/11/20	Buy	JPY	195,336	AUD	2,605	12,646	—	HSBC Bank PLC
09/14/20	Buy	JPY	232,393	AUD	3,430	—	(213,202)	HSBC Bank PLC
09/14/20	Buy	JPY	275,642	AUD	4,060	—	(247,128)	JPMorgan Chase Bank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2020 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
09/14/20	Buy	JPY	299,461	AUD	3,985	$25,556	$—	JPMorgan Chase Bank, N.A.
09/15/20	Buy	SEK	24,264	EUR	2,313	3,147	—	Deutsche Bank AG
09/16/20	Buy	JPY	1,443,323	AUD	19,560	—	(120,743)	HSBC Bank PLC
09/16/20	Buy	SEK	24,264	EUR	2,310	7,123	—	Deutsche Bank AG
09/17/20	Buy	JPY	127,640	AUD	1,750	—	(24,615)	HSBC Bank PLC
09/25/20	Buy	JPY	329,941	EUR	2,737	—	(21,823)	HSBC Bank PLC
09/30/20	Buy	JPY	72,261	EUR	607	—	(13,648)	Citibank, N.A.
09/30/20	Buy	JPY	143,168	EUR	1,215	—	(39,893)	Citibank, N.A.
09/30/20	Buy	JPY	147,376	EUR	1,215	—	(876)	Citibank, N.A.
09/30/20	Buy	JPY	411,628	EUR	3,423	—	(36,513)	Citibank, N.A.
10/02/20	Buy	JPY	455,667	EUR	3,769	—	(17,594)	JPMorgan Chase Bank, N.A.
11/09/20	Buy	CHF	1,009	EUR	960	—	(12,319)	UBS AG
11/09/20	Buy	CHF	2,018	EUR	1,841	64,090	—	UBS AG
11/12/20	Buy	CHF	1,980	EUR	1,807	62,292	—	Goldman Sachs Bank USA
11/24/20	Buy	JPY	264,215	AUD	3,605	—	(35,360)	JPMorgan Chase Bank, N.A.
11/24/20	Buy	JPY	323,306	EUR	2,737	—	(84,036)	HSBC Bank PLC

						$1,070,726	$(1,815,655)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Sovereign Bonds
Argentina	$—	$5,646,476	$—
Brazil	—	1,743,579	—
Colombia	—	4,153,024	—
Ghana	—	4,785,223	—
Indonesia	—	15,636,219	—
Mexico	—	28,380,883	—
Norway	—	12,375,383	—
South Korea	—	16,027,089	—
Affiliated Mutual Fund	15,504,563	—	—
Foreign Treasury Obligations
Argentina	—	398,572	—
Brazil	—	19,465,862	—
Japan	—	49,903,050	—
Mexico	—	1,672,774	—
Norway	—	348,919	—
U.S. Government Agency Obligation	—	28,239,890	—
U.S. Treasury Obligations	—	69,959,956	—

Total	$15,504,563	$258,736,899	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$2,521,178	$—
OTC Cross Currency Exchange Contracts.	—	1,070,726	—

Total	$—	$3,591,904	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(2,416,698)	$—
OTC Cross Currency Exchange Contracts	—	(1,815,655)	—

Total	$—	$(4,232,353)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Sovereign Bonds	31.1%
Foreign Treasury Obligations	25.1
U.S. Treasury Obligations	24.5
U.S. Government Agency Obligation	9.9
Affiliated Mutual Fund (5.4% represents investments purchased with collateral from securities on loan)	5.4

96.0
Other assets in excess of liabilities	4.0

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	$1,070,726	Unrealized depreciation on OTC cross currency exchange contracts	$1,815,655
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,521,178	Unrealized depreciation on OTC forward foreign currency exchange contracts	2,416,698

		$3,591,904		$4,232,353

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$2,553,584	$—
Interest rate contracts	—	(17,411,924)

Total	$2,553,584	$(17,411,924)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$4,220,911	$—
Interest rate contracts	—	6,635,413

Total	$4,220,911	$6,635,413

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts—Purchased(1)
$62,482,772

Forward Foreign Currency Exchange Contracts—Sold(1)	Cross Currency Exchange Contracts(2)	Interest Rate Swap Agreements(3)
$121,383,671	$129,073,283	$11,260,667

(1)	Value at Settlement Date.

(2)	Value at Trade Date.

(3)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$15,181,275	$(15,181,275)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$—	$(3,714)	$(3,714)	$—	$(3,714)
BNP Paribas S.A.	—	(33,757)	(33,757)	10,000	(23,757)
Citibank, N.A.	1,357,296	(1,420,983)	(63,687)	—	(63,687)
Deutsche Bank AG	204,430	(187,043)	17,387	—	17,387
Goldman Sachs Bank USA	128,707	(28,217)	100,490	(70,000)	30,490
HSBC Bank PLC	705,320	(1,411,562)	(706,242)	410,000	(296,242)
JPMorgan Chase Bank, N.A.	1,012,133	(1,111,969)	(99,836)	—	(99,836)
UBS AG	184,018	(35,108)	148,910	(133,494)	15,416

	$3,591,904	$(4,232,353)	$(640,449)	$216,506	$(423,943)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST TEMPLETON GLOBAL BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $15,181,275:
Unaffiliated investments (cost $287,721,612)	$258,736,899
Affiliated investments (cost $15,505,587)	15,504,563
Cash	25,460,657
Cash segregated for counterparty — OTC	420,000
Foreign currency, at value (cost $273,005)	263,518
Receivable for Portfolio shares sold	6,009,498
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,521,178
Dividends and interest receivable	1,344,585
Unrealized appreciation on OTC cross currency exchange contracts	1,070,726
Tax reclaim receivable	207,741
Receivable for investments sold	59
Prepaid expenses	1,921

Total Assets	311,541,345

LIABILITIES
Payable to broker for collateral for securities on loan	15,500,012
Payable for investments purchased	5,597,735
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,416,698
Unrealized depreciation on OTC cross currency exchange contracts	1,815,655
Payable to affiliate	207,741
Accrued expenses and other liabilities	129,158
Management fee payable	96,240
Payable for Portfolio shares repurchased	71,937
Distribution fee payable	11,517
Affiliated transfer agent fee payable	378
Trustees’ fees payable	17

Total Liabilities	25,847,088

NET ASSETS	$285,694,257

Net assets were comprised of:
Partners’ Equity	$285,694,257

Net asset value and redemption price per share, $285,694,257 / 26,726,294 outstanding shares of beneficial interest	$10.69

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $196,135 foreign withholding tax, of which $89,291 is reimbursable by an affiliate)	$5,138,324
Income from securities lending, net (including affiliated income of $18,616)	19,389

Total income	5,157,713

EXPENSES
Management fee	913,711
Distribution fee	361,151
Custodian and accounting fees	31,085
Audit fee	20,786
Trustees’ fees	6,706
Legal fees and expenses	6,425
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Shareholders’ reports	3,126
Miscellaneous	10,924

Total expenses	1,357,373

NET INVESTMENT INCOME (LOSS)	3,800,340

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(86,754))	(815,620)
Forward and cross currency contract transactions	2,553,584
Swap agreements transactions	(17,411,924)
Foreign currency transactions	(11,390,600)

(27,064,560)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,024))	(6,357,610)
Forward and cross currency contracts	4,220,911
Swap agreements	6,635,413
Foreign currencies	384,713

4,883,427

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(22,181,133)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,380,793)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,800,340	$16,118,896
Net realized gain (loss) on investment and foreign currency transactions	(27,064,560)	3,170,995
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,883,427	(13,974,689)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(18,380,793)	5,315,202

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,109,686 and 3,555,997 shares, respectively]	76,162,405	40,825,031
Portfolio shares repurchased [9,396,254 and 2,285,694 shares, respectively]	(103,199,922)	(26,213,638)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(27,037,517)	14,611,393

CAPITAL CONTRIBUTIONS	—	1,086

TOTAL INCREASE (DECREASE)	(45,418,310)	19,927,681
NET ASSETS:
Beginning of period	331,112,567	311,184,886

End of period	$285,694,257	$331,112,567

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%

COMMON STOCKS
Aerospace & Defense — 2.9%
TransDigm Group, Inc.(a)	15,839	$7,001,630

Airlines — 0.9%
Alaska Air Group, Inc.	60,521	2,194,492

Auto Components — 2.3%
Dana, Inc.	450,743	5,494,557

Banks — 4.0%
Pinnacle Financial Partners, Inc.(a)	116,635	4,897,503
Signature Bank	44,903	4,801,029

		9,698,532

Chemicals — 5.1%
Ashland Global Holdings, Inc.	123,706	8,548,084
Eastman Chemical Co.	54,348	3,784,795

		12,332,879

Commercial Services & Supplies — 3.3%
Republic Services, Inc.	97,993	8,040,326

Consumer Finance — 4.6%
Ally Financial, Inc.	443,257	8,789,786
SLM Corp.(a)	340,953	2,396,900

		11,186,686

Containers & Packaging — 3.4%
Packaging Corp. of America	83,843	8,367,531

Diversified Consumer Services — 3.1%
Adtalem Global Education, Inc.*	240,475	7,490,796

Electric Utilities — 9.5%
Entergy Corp.	83,572	7,839,889
Evergy, Inc.	119,019	7,056,637
FirstEnergy Corp.	210,706	8,171,179

		23,067,705

Equity Real Estate Investment Trusts (REITs) — 9.7%
AvalonBay Communities, Inc.	37,031	5,726,474
EPR Properties	131,784	4,366,004
Lamar Advertising Co. (Class A Stock)	86,532	5,776,876
MGM Growth Properties LLC (Class A Stock)	194,870	5,302,413
STAG Industrial, Inc.	83,845	2,458,335

		23,630,102

Food & Staples Retailing — 1.9%
US Foods Holding Corp.*	231,017	4,555,655

Gas Utilities — 1.7%
UGI Corp.	127,810	4,064,358

Health Care Equipment & Supplies — 3.0%
Zimmer Biomet Holdings, Inc.	61,703	7,364,870

Health Care Providers & Services — 4.7%
Encompass Health Corp.	57,742	3,575,962
Universal Health Services, Inc. (Class B Stock)	85,393	7,932,156

		11,508,118

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure — 4.2%
Marriott Vacations Worldwide Corp.	50,234	$4,129,737
Wyndham Destinations, Inc.	217,385	6,125,910

		10,255,647

Insurance — 9.3%
American Financial Group, Inc.	43,150	2,738,299
Arch Capital Group Ltd.*	83,064	2,379,784
Assurant, Inc.	53,391	5,514,756
Axis Capital Holdings Ltd.	87,549	3,550,987
Fidelity National Financial, Inc.	191,276	5,864,522
Markel Corp.*	2,603	2,403,012

		22,451,360

Internet & Direct Marketing Retail — 3.3%
Qurate Retail, Inc. (Class A Stock)*(a)	833,605	7,919,248

IT Services — 1.0%
Alliance Data Systems Corp.(a)	52,847	2,384,457

Machinery — 3.1%
Dover Corp.	76,840	7,419,670

Media — 4.2%
Altice USA, Inc. (Class A Stock)*	322,330	7,265,318
Liberty Broadband Corp. (Class C Stock)*	24,502	3,037,268

		10,302,586

Oil, Gas & Consumable Fuels — 3.8%
EQT Corp.	253,461	3,016,186
Equitrans Midstream Corp.(a)	248,506	2,065,085
Murphy Oil Corp.(a)	297,769	4,109,212

		9,190,483

Semiconductors & Semiconductor Equipment — 2.7%
Marvell Technology Group Ltd.	183,939	6,448,901

Specialty Retail — 2.8%
Aaron’s, Inc.	149,028	6,765,871

Trading Companies & Distributors — 1.5%
AerCap Holdings NV (Ireland)*	121,130	3,730,804

TOTAL LONG-TERM INVESTMENTS (cost $235,912,580)		232,867,264

SHORT-TERM INVESTMENTS — 15.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	20,838,685	20,838,685
PGIM Institutional Money Market Fund (cost $15,805,546; includes $15,797,130 of cash collateral for securities on loan)(b)(w)	15,804,841	15,804,841

TOTAL SHORT-TERM INVESTMENTS (cost $36,644,231)		36,643,526

TOTAL INVESTMENTS — 111.1% (cost $272,556,811)		269,510,790
Liabilities in excess of other assets — (11.1)%		(26,826,982)

NET ASSETS — 100.0%		$242,683,808

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,624,973; cash collateral of $15,797,130 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$7,001,630	$—	$—
Airlines	2,194,492	—	—
Auto Components	5,494,557	—	—
Banks	9,698,532	—	—
Chemicals	12,332,879	—	—
Commercial Services & Supplies	8,040,326	—	—
Consumer Finance	11,186,686	—	—
Containers & Packaging.	8,367,531	—	—
Diversified Consumer Services	7,490,796	—	—
Electric Utilities.	23,067,705	—	—
Equity Real Estate Investment Trusts (REITs)	23,630,102	—	—
Food & Staples Retailing	4,555,655	—	—
Gas Utilities	4,064,358	—	—
Health Care Equipment & Supplies	7,364,870	—	—
Health Care Providers & Services	11,508,118	—	—
Hotels, Restaurants & Leisure	10,255,647	—	—
Insurance	22,451,360	—	—
Internet & Direct Marketing Retail	7,919,248	—	—
IT Services	2,384,457	—	—
Machinery	7,419,670	—	—
Media	10,302,586	—	—
Oil, Gas & Consumable Fuels	9,190,483	—	—
Semiconductors & Semiconductor Equipment	6,448,901	—	—
Specialty Retail	6,765,871	—	—
Trading Companies & Distributors	3,730,804	—	—
Affiliated Mutual Funds	36,643,526	—	—

Total	$269,510,790	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (6.5% represents investments purchased with collateral from securities on loan)	15.1%
Equity Real Estate Investment Trusts (REITs)	9.7
Electric Utilities	9.5
Insurance	9.3
Chemicals	5.1
Health Care Providers & Services	4.7
Consumer Finance	4.6
Media	4.2
Hotels, Restaurants & Leisure	4.2
Banks	4.0
Oil, Gas & Consumable Fuels	3.8
Containers & Packaging	3.4
Commercial Services & Supplies	3.3
Internet & Direct Marketing Retail	3.3
Diversified Consumer Services	3.1

Machinery	3.1%
Health Care Equipment & Supplies	3.0
Aerospace & Defense	2.9
Specialty Retail	2.8
Semiconductors & Semiconductor Equipment	2.7
Auto Components	2.3
Food & Staples Retailing	1.9
Gas Utilities	1.7
Trading Companies & Distributors	1.5
IT Services	1.0
Airlines	0.9

111.1
Liabilities in excess of other assets	(11.1)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$15,624,973	$(15,624,973)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST WEDGE CAPITAL MID-CAP VALUE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $15,624,973:
Unaffiliated investments (cost $235,912,580)	$232,867,264
Affiliated investments (cost $36,644,231)	36,643,526
Receivable for Portfolio shares sold	1,548,857
Dividends receivable	403,136
Prepaid expenses and other assets	43,217

Total Assets	271,506,000

LIABILITIES
Payable to broker for collateral for securities on loan	15,797,130
Payable for investments purchased	12,872,047
Management fee payable	96,223
Accrued expenses and other liabilities	31,830
Payable for Portfolio shares repurchased	14,730
Distribution fee payable	9,635
Affiliated transfer agent fee payable	378
Trustees’ fees payable	219

Total Liabilities	28,822,192

NET ASSETS	$242,683,808

Net assets were comprised of:
Partners’ Equity	$242,683,808

Net asset value and redemption price per share, $242,683,808 / 13,246,872 outstanding shares of beneficial interest	$18.32

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$2,239,514
Affiliated dividend income	60,340
Income from securities lending, net (including affiliated income of $26,209)	27,682

Total income	2,327,536

EXPENSES
Management fee	923,063
Distribution fee	294,908
Custodian and accounting fees	28,849
Audit fee	13,679
Trustees’ fees	6,629
Legal fees and expenses	6,314
Transfer agent’s fees and expenses (including affiliated expense of $1,093)	3,459
Shareholders’ reports	2,273
Miscellaneous	11,378

Total expenses	1,290,552
Less: Fee waiver and/or expense reimbursement	(11,796)

Net expenses	1,278,756

NET INVESTMENT INCOME (LOSS)	1,048,780

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $34,600)	(57,366,358)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(4,172))	(42,855,119)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	100,221,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(99,172,697)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,048,780	$5,606,989
Net realized gain (loss) on investment transactions	(57,366,358)	(3,599,715)
Net change in unrealized appreciation (depreciation) on investments	(42,855,119)	54,318,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(99,172,697)	56,326,128

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [7,382,159 and 1,043,318 shares, respectively]	125,089,335	24,969,767
Portfolio shares repurchased [7,303,662 and 1,712,102 shares, respectively]	(120,808,275)	(41,526,876)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	4,281,060	(16,557,109)

CAPITAL CONTRIBUTIONS	—	215

TOTAL INCREASE (DECREASE)	(94,891,637)	39,769,234
NET ASSETS:
Beginning of period	337,575,445	297,806,211

End of period	$242,683,808	$337,575,445

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 84.5%

COMMON STOCKS — 84.3%
Aerospace & Defense — 2.2%
BAE Systems PLC (United Kingdom)	234,737	$1,411,041
BWX Technologies, Inc.	117,419	6,650,612
General Dynamics Corp.	96,480	14,419,901
Hexcel Corp.(a)	25,990	1,175,268
Lockheed Martin Corp.	24,166	8,818,656
Northrop Grumman Corp.	19,298	5,932,977
Thales SA (France)	12,865	1,042,866

		39,451,321

Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	68,604	5,216,648
Forward Air Corp.	26,140	1,302,295

		6,518,943

Airlines — 0.1%
Ryanair Holdings PLC (Ireland), ADR*	25,019	1,659,761

Auto Components — 0.2%
Cooper Tire & Rubber Co.(a)	42,780	1,181,156
Gentherm, Inc.*	36,590	1,423,351
Toyo Tire Corp. (Japan)	81,060	1,091,598

		3,696,105

Automobiles — 0.2%
Isuzu Motors Ltd. (Japan)	260,600	2,354,673
Suzuki Motor Corp. (Japan)	13,400	454,818

		2,809,491

Banks — 4.1%
1st Source Corp.	24,900	885,942
Atlantic Union Bankshares Corp.(a)	47,490	1,099,868
Banc of California, Inc.(a)	129,150	1,398,695
Bank of America Corp.	738,518	17,539,803
Bank of Nova Scotia (The) (Canada)	77,573	3,210,114
BNP Paribas SA (France)*	22,820	912,371
Citizens Financial Group, Inc.	129,266	3,262,674
DNB ASA (Norway)*	163,157	2,165,635
First Citizens BancShares, Inc. (Class A Stock)	4,394	1,779,658
First Midwest Bancorp, Inc.	81,590	1,089,227
First Republic Bank	38,686	4,100,329
Great Western Bancorp, Inc.	50,190	690,614
Hancock Whitney Corp.	51,770	1,097,524
ICICI Bank Ltd. (India)	78,926	370,411
International Bancshares Corp.	52,761	1,689,407
JPMorgan Chase & Co.	106,863	10,051,534
M&T Bank Corp.	69,470	7,222,796
Mitsubishi UFJ Financial Group, Inc. (Japan)	976,000	3,826,981
PNC Financial Services Group, Inc. (The)	48,186	5,069,649
Royal Bank of Canada (Canada)	37,283	2,529,565
Standard Chartered PLC (United Kingdom)	556,836	3,068,682
Synovus Financial Corp.	57,888	1,188,441

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Webster Financial Corp.	35,535	$1,016,656

		75,266,576

Beverages — 2.9%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	6,879	3,691,616
C&C Group PLC (Ireland)	371,669	1,060,790
Coca-Cola Co. (The)	371,193	16,584,903
Constellation Brands, Inc. (Class A Stock)	19,460	3,404,527
Diageo PLC (United Kingdom)	371,868	12,373,246
PepsiCo, Inc.	116,620	15,424,161

		52,539,243

Biotechnology — 0.0%
Argenx SE (Netherlands), ADR*(a)	2,986	672,537

Building Products — 1.0%
American Woodmark Corp.*	27,900	2,110,635
Cie de Saint-Gobain (France)*	53,686	1,948,047
Lennox International, Inc.(a)	36,322	8,462,663
Trane Technologies PLC(a)	43,069	3,832,280
Tyman PLC (United Kingdom)	595,408	1,397,434

		17,751,059

Capital Markets — 1.8%
Ares Management Corp. (Class A Stock)	58,439	2,320,028
B3 SA - Brasil Bolsa Balcao (Brazil)	58,100	594,985
BlackRock, Inc.	14,114	7,679,286
Blackstone Group, Inc. (The) (Class A Stock)(a)	29,928	1,695,721
Charles Schwab Corp. (The)	181,918	6,137,913
Moody’s Corp.	12,623	3,467,917
Solar Capital Ltd.	49,827	797,730
TD Ameritrade Holding Corp.	107,190	3,899,572
UBS Group AG (Switzerland)	476,013	5,543,915

		32,137,067

Chemicals — 2.5%
Celanese Corp.	136,038	11,745,521
Ecolab, Inc.	37,447	7,450,081
Element Solutions, Inc.*	136,650	1,482,652
Linde PLC (United Kingdom)	70,126	14,874,426
Orion Engineered Carbons SA (Luxembourg)	126,780	1,342,600
Sherwin-Williams Co. (The)	11,329	6,546,463
Stepan Co.	15,330	1,488,543
Victrex PLC (United Kingdom)	17,189	418,658

		45,348,944

Commercial Services & Supplies — 1.9%
ACCO Brands Corp.	212,445	1,508,359
Babcock International Group PLC (United Kingdom)	190,527	736,878
BrightView Holdings, Inc.*	100,574	1,126,429
Cintas Corp.(a)	38,621	10,287,089
Clean Harbors, Inc.*	48,470	2,907,231
Copart, Inc.*	145,110	12,083,310

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Commercial Services & Supplies (cont’d.)
Matthews International Corp. (Class A Stock)	15,925	$304,167
Steelcase, Inc. (Class A Stock)	79,870	963,232
UniFirst Corp.	2,180	390,111
Waste Connections, Inc.	47,773	4,480,630

		34,787,436

Communications Equipment — 1.8%
Accton Technology Corp. (Taiwan)	341,000	2,644,859
Cisco Systems, Inc.	443,779	20,697,853
Motorola Solutions, Inc.	65,048	9,115,176

		32,457,888

Construction & Engineering — 0.5%
Primoris Services Corp.	95,120	1,689,331
Valmont Industries, Inc.	14,440	1,640,673
Vinci SA (France)(a)	67,737	6,255,091

		9,585,095

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	58,000	390,909
CRH PLC (Ireland)	46,500	1,597,356
Guangdong Tapai Group Co. Ltd. (China) (Class A Stock)	210,000	358,212

		2,346,477

Consumer Finance — 1.2%
American Express Co.	154,285	14,687,932
Credit Acceptance Corp.*(a)	17,267	7,235,046

		21,922,978

Containers & Packaging — 0.8%
Ball Corp.	89,912	6,247,985
CCL Industries, Inc. (Canada) (Class B Stock)	39,380	1,272,830
Sealed Air Corp.	62,580	2,055,753
Smurfit Kappa Group PLC (Ireland)	32,399	1,091,085
Vidrala SA (Spain)	47,695	4,551,981

		15,219,634

Diversified Consumer Services — 0.2%
Chegg, Inc.*	59,887	4,028,000

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	32,813	5,857,448
Cerved Group SpA (Italy)*	526,722	3,792,129

		9,649,577

Diversified Telecommunication Services — 0.8%
Cellnex Telecom SA (Spain), 144A	50,363	3,080,815
China Tower Corp. Ltd. (China) (Class H Stock), 144A	3,006,000	534,540
Hellenic Telecommunications Organization SA (Greece)	234,220	3,167,255
Koninklijke KPN NV (Netherlands)	1,095,899	2,913,870

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	74,290	$4,095,608

		13,792,088

Electric Utilities — 1.0%
Avangrid, Inc.	75,132	3,154,041
Edison International	44,691	2,427,168
Exelon Corp.	370,189	13,434,159

		19,015,368

Electrical Equipment — 1.1%
AMETEK, Inc.	6,654	594,668
Eaton Corp. PLC	98,514	8,618,005
Emerson Electric Co.	42,158	2,615,061
Schneider Electric SE (France)	58,192	6,512,852
Thermon Group Holdings, Inc.*	80,634	1,174,837

		19,515,423

Electronic Equipment, Instruments & Components — 1.0%
Belden, Inc.(a)	51,545	1,677,790
Coherent, Inc.*	8,290	1,085,824
Corning, Inc.(a)	273,775	7,090,773
CTS Corp.(a)	58,930	1,180,957
Rogers Corp.*	8,010	998,046
TE Connectivity Ltd.	72,400	5,904,220

		17,937,610

Energy Equipment & Services — 0.1%
Bristow Group, Inc.*	12,023	167,480
SEACOR Holdings, Inc.*	35,580	1,007,626

		1,175,106

Entertainment — 0.6%
CTS Eventim AG & Co. KGaA (Germany)*	25,108	1,050,814
Netflix, Inc.*	8,996	4,093,540
Nexon Co. Ltd. (Japan)	131,034	2,959,499
Spotify Technology SA*	10,281	2,654,451

		10,758,304

Equity Real Estate Investment Trusts (REITs) — 3.6%
Alexander & Baldwin, Inc.	109,770	1,338,096
American Tower Corp.	83,893	21,689,696
Boston Properties, Inc.	20,268	1,831,822
Brandywine Realty Trust	151,490	1,649,726
Corporate Office Properties Trust	79,940	2,025,680
Crown Castle International Corp.	53,889	9,018,324
Hibernia REIT PLC (Ireland)	526,715	663,456
Lexington Realty Trust	105,800	1,116,190
Link REIT (Hong Kong)	112,400	919,774
Medical Properties Trust, Inc.	591,079	11,112,285
Physicians Realty Trust(a)	128,150	2,245,188
PotlatchDeltic Corp.(a)	41,770	1,588,513
Public Storage	49,972	9,589,127
RPT Realty	211,550	1,472,388

		66,260,265

Food & Staples Retailing — 0.1%
Performance Food Group Co.*	95,259	2,775,847

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products — 1.7%
Archer-Daniels-Midland Co.	361,317	$14,416,548
Cranswick PLC (United Kingdom)	157,118	7,071,403
Kellogg Co.	47,057	3,108,585
Nestle SA (Switzerland)	14,048	1,557,964
Nomad Foods Ltd. (United Kingdom)*	178,390	3,826,466
Post Holdings, Inc.*	11,250	985,725

		30,966,691

Gas Utilities — 0.8%
ENN Energy Holdings Ltd. (China)	56,200	630,408
New Jersey Resources Corp.(a)	18,220	594,883
Rubis SCA (France)	118,533	5,734,293
Spire, Inc.	14,365	943,924
UGI Corp.	218,772	6,956,950

		14,860,458

Health Care Equipment & Supplies — 4.4%
Alcon, Inc. (Switzerland)*	15,806	915,123
Align Technology, Inc.*	12,274	3,368,476
Baxter International, Inc.	97,459	8,391,220
Danaher Corp.	107,874	19,075,359
Hologic, Inc.*	91,458	5,213,106
Insulet Corp.*	15,489	3,008,893
Koninklijke Philips NV (Netherlands)*	24,588	1,153,410
Lantheus Holdings, Inc.*(a)	84,040	1,201,772
Medtronic PLC	307,680	28,214,256
Natus Medical, Inc.*	22,030	480,695
Nipro Corp. (Japan)	55,500	612,569
Smith & Nephew PLC (United Kingdom)	226,255	4,243,685
Tandem Diabetes Care, Inc.*	38,887	3,846,702

		79,725,266

Health Care Providers & Services — 2.6%
AMN Healthcare Services, Inc.*(a)	9,450	427,518
Anthem, Inc.	7,038	1,850,853
HCA Healthcare, Inc.	30,162	2,927,524
Humana, Inc.	10,498	4,070,599
Laboratory Corp. of America Holdings*	18,980	3,152,768
UnitedHealth Group, Inc.	116,537	34,372,588

		46,801,850

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	182,634	1,236,432

Hotels, Restaurants & Leisure — 2.4%
Accor SA (France)*	12,689	347,301
Aramark	91,570	2,066,735
Choice Hotels International, Inc.(a)	83,256	6,568,898
Compass Group PLC (United Kingdom)	353,517	4,896,119
Elior Group SA (France), 144A	139,982	804,242
McDonald’s Corp.	105,919	19,538,878
OPAP SA (Greece)	45,904	436,812
Sands China Ltd. (Macau)	887,497	3,502,593
Wyndham Hotels & Resorts, Inc.	29,380	1,252,176
Yum China Holdings, Inc. (China)	79,735	3,832,862

		43,246,616

	Shares	Value

COMMON STOCKS (continued)
Household Durables — 0.9%
Cairn Homes PLC (Ireland)	664,483	$675,416
Glenveagh Properties PLC (Ireland), 144A*	506,318	385,154
Helen of Troy Ltd.*(a)	6,980	1,316,149
Lennar Corp. (Class A Stock)	34,848	2,147,334
NVR, Inc.*	3,081	10,040,209
TRI Pointe Group, Inc.*	131,980	1,938,786
Vatti Corp. Ltd. (China) (Class A Stock)	235,800	338,827

		16,841,875

Household Products — 1.4%
Colgate-Palmolive Co.(a)	231,483	16,958,445
Procter & Gamble Co. (The)	57,216	6,841,317
Spectrum Brands Holdings, Inc.	48,965	2,247,493

		26,047,255

Independent Power & Renewable Electricity Producers — 0.0%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	1,424,200	800,193

Industrial Conglomerates — 0.1%
Nava Bharat Ventures Ltd. (India)	1,207,281	820,298
Rheinmetall AG (Germany)	13,932	1,218,121

		2,038,419

Insurance — 7.0%
AIA Group Ltd. (Hong Kong)	1,007,979	9,422,642
Alleghany Corp.	7,833	3,831,434
Argo Group International Holdings Ltd.	9,030	314,515
Arthur J Gallagher & Co.	41,861	4,081,029
Assured Guaranty Ltd.	31,485	768,549
AXA SA (France)*(a)	164,557	3,471,950
Beazley PLC (United Kingdom)	131,946	673,093
Chubb Ltd.	102,416	12,967,914
Enstar Group Ltd. (Bermuda)*	25,653	3,919,009
Globe Life, Inc.(a)	42,381	3,145,942
Intact Financial Corp. (Canada)	161,301	15,351,872
Kemper Corp.	29,810	2,161,821
Markel Corp.*	10,919	10,080,093
Marsh & McLennan Cos., Inc.	86,626	9,301,034
MetLife, Inc.	277,851	10,147,118
Progressive Corp. (The)	309,635	24,804,860
Reinsurance Group of America, Inc.	16,970	1,331,127
RenaissanceRe Holdings Ltd. (Bermuda)	16,506	2,823,021
Tokio Marine Holdings, Inc. (Japan)	67,800	2,952,402
White Mountains Insurance Group Ltd.	6,610	5,869,482

		127,418,907

Interactive Media & Services — 0.8%
Facebook, Inc. (Class A Stock)*	11,266	2,558,171
Match Group, Inc.*(a)	34,086	3,648,906
Tencent Holdings Ltd. (China)	100,508	6,480,911
Yandex NV (Russia) (Class A Stock)*(a)	33,477	1,674,520

		14,362,508

Internet & Direct Marketing Retail — 0.8%
Alibaba Group Holding Ltd. (China)*	85,892	2,325,514

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Internet & Direct Marketing Retail (cont’d.)
Alibaba Group Holding Ltd. (China), ADR*	20,500	$4,421,850
Amazon.com, Inc.*	2,418	6,670,827
Trip.com Group Ltd. (China), ADR*	44,674	1,157,950

		14,576,141

IT Services — 4.6%
Accenture PLC (Class A Stock)	47,358	10,168,710
Black Knight, Inc.*	86,589	6,282,898
Edenred (France)	112,837	4,923,610
EPAM Systems, Inc.*	7,456	1,878,987
ExlService Holdings, Inc.*	12,880	816,592
Fidelity National Information Services, Inc.	83,202	11,156,556
FleetCor Technologies, Inc.*	16,624	4,181,435
Global Payments, Inc.	18,202	3,087,423
GoDaddy, Inc. (Class A Stock)*	80,749	5,921,324
Leidos Holdings, Inc.	34,320	3,214,754
Nexi SpA (Italy), 144A*	158,133	2,749,423
PayPal Holdings, Inc.*	25,462	4,436,244
Science Applications International Corp.	54,202	4,210,411
Square, Inc. (Class A Stock)*	82,402	8,647,266
Visa, Inc. (Class A Stock)(a)	34,647	6,692,761
WNS Holdings Ltd. (India), ADR*	24,250	1,333,265
Worldline SA (France), 144A*	52,837	4,630,936

		84,332,595

Leisure Products — 0.2%
Polaris, Inc.	33,498	3,100,240

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	7,055	2,556,309

Machinery — 3.0%
Albany International Corp. (Class A Stock)	11,155	654,910
Alfa Laval AB (Sweden)*	127,857	2,831,072
Alstom SA (France)	22,209	1,036,111
Deere & Co.	47,769	7,506,898
ESCO Technologies, Inc.	10,580	894,328
FANUC Corp. (Japan)	9,200	1,657,376
Fortive Corp.	200,918	13,594,112
IDEX Corp.	55,135	8,713,536
Ingersoll Rand, Inc.*	121,000	3,402,520
Luxfer Holdings PLC (United Kingdom)	110,355	1,561,523
Mueller Industries, Inc.	88,910	2,363,228
NGK Insulators Ltd. (Japan)	60,100	834,347
PACCAR, Inc.	89,298	6,683,955
TriMas Corp.*	114,200	2,735,090

		54,469,006

Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS	1,347,054	5,401,672

Media — 1.1%
Charter Communications, Inc. (Class A Stock)*	4,528	2,309,461
Comcast Corp. (Class A Stock)	448,457	17,480,854

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
WPP PLC (United Kingdom)	111,171	$872,120

		20,662,435

Metals & Mining — 0.1%
Barrick Gold Corp. (Canada)	33,309	896,271
Vale SA (Brazil), ADR(a)	178,562	1,840,974

		2,737,245

Multiline Retail — 0.1%
Marui Group Co. Ltd. (Japan)	115,460	2,086,301

Multi-Utilities — 0.9%
E.ON SE (Germany)	157,615	1,782,360
Engie SA (France)*	79,656	988,841
National Grid PLC (United Kingdom)	208,980	2,568,782
RWE AG (Germany)	35,094	1,234,681
Sempra Energy	91,183	10,689,383

		17,264,047

Oil, Gas & Consumable Fuels — 1.1%
ConocoPhillips	135,962	5,713,123
Dorian LPG Ltd.*	82,086	635,346
Enbridge, Inc. (Canada)	113,867	3,462,308
Galp Energia SGPS SA (Portugal)	221,626	2,581,451
Kosmos Energy Ltd. (Ghana)	367,870	610,664
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	166,070	1,006,384
Scorpio Tankers, Inc. (Monaco)(a)	26,261	336,404
TC Energy Corp. (Canada)	86,755	3,706,386
TOTAL SA (France)	75,890	2,932,747

		20,984,813

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	19,370	496,840
Mondi PLC (United Kingdom)	40,720	766,954
Neenah, Inc.	31,730	1,569,366

		2,833,160

Pharmaceuticals — 4.3%
AstraZeneca PLC (United Kingdom)	25,978	2,726,109
AstraZeneca PLC (United Kingdom), ADR	268,652	14,209,004
CSPC Pharmaceutical Group Ltd. (China)	721,574	1,371,489
Eisai Co. Ltd. (Japan)	19,000	1,506,017
Johnson & Johnson	121,614	17,102,577
Livzon Pharmaceutical Group, Inc. (China) (Class A Stock)	82,900	565,622
Merck & Co., Inc.	35,974	2,781,869
Nippon Shinyaku Co. Ltd. (Japan)	25,100	2,051,311
Novartis AG (Switzerland)	214,576	18,783,886
Pfizer, Inc.	495,735	16,210,535
Roche Holding AG (Switzerland)	5,743	2,000,405
SK Biopharmaceuticals Co. Ltd. (South Korea)*	831	33,852

		79,342,676

Professional Services — 0.3%
CBIZ, Inc.*	46,550	1,115,803

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Professional Services (cont’d.)
Forrester Research, Inc.*	33,820	$1,083,593
Huron Consulting Group, Inc.*	41,200	1,823,100
ICF International, Inc.	21,690	1,406,163

		5,428,659

Real Estate Management & Development — 0.4%
China Overseas Land & Investment Ltd. (China)	542,600	1,646,930
Mitsubishi Estate Co. Ltd. (Japan)	72,600	1,077,998
Nexity SA (France)	80,992	2,628,509
Tricon Capital Group, Inc. (Canada)	367,857	2,479,295

		7,832,732

Road & Rail — 2.8%
AMERCO	15,350	4,638,616
Canadian National Railway Co. (Canada)	256,260	22,671,913
Localiza Rent a Car SA (Brazil)	134,425	1,014,472
Saia, Inc.*	14,660	1,629,899
Union Pacific Corp.	128,709	21,760,831

		51,715,731

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.*	39,620	2,084,408
Intel Corp.	176,381	10,552,875
Marvell Technology Group Ltd.	108,489	3,803,625
MediaTek, Inc. (Taiwan)	336,000	6,627,709
NVIDIA Corp.	5,243	1,991,868
Onto Innovation, Inc.*(a)	67,131	2,285,139
Realtek Semiconductor Corp. (Taiwan)	312,000	3,187,973
SK Hynix, Inc. (South Korea)	19,942	1,422,060
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	403,000	4,292,053
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	20,548	1,166,510
Texas Instruments, Inc.	23,591	2,995,349

		40,409,569

Software — 2.3%
CDK Global, Inc.	48,190	1,996,030
Constellation Software, Inc. (Canada)	11,130	12,567,078
Descartes Systems Group, Inc. (The) (Canada)*	21,024	1,109,892
Guidewire Software, Inc.*	19,502	2,161,797
Microsoft Corp.	80,107	16,302,576
Splunk, Inc.*(a)	18,369	3,649,920
Workday, Inc. (Class A Stock)*	21,030	3,940,181

		41,727,474

Specialty Retail — 2.1%
CarMax, Inc.*(a)	67,180	6,015,969
Cato Corp. (The) (Class A Stock)	8,200	67,076
Five Below, Inc.*	31,011	3,315,386
Home Depot, Inc. (The)	34,570	8,660,131
Industria de Diseno Textil SA (Spain)	30,559	812,939
Monro, Inc.	5,490	301,620
TJX Cos., Inc. (The)	361,112	18,257,823

	Shares	Value

COMMON STOCKS (continued)
Specialty Retail (cont’d.)
Via Varejo S/A (Brazil)*	173,400	$490,409

		37,921,353

Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	13,629	4,971,859
Samsung Electronics Co. Ltd. (South Korea)	33,531	1,487,483

		6,459,342

Textiles, Apparel & Luxury Goods — 1.7%
ANTA Sports Products Ltd. (China)	264,000	2,352,356
Kontoor Brands, Inc.	65,470	1,166,021
NIKE, Inc. (Class B Stock)	175,414	17,199,343
VF Corp.	161,101	9,817,495

		30,535,215

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.	118,350	1,210,129

Tobacco — 0.9%
Philip Morris International, Inc.	231,848	16,243,271

Trading Companies & Distributors — 1.1%
Brenntag AG (Germany)	170,265	8,980,930
Fastenal Co.	111,694	4,784,971
Ferguson PLC	25,245	2,066,484
GATX Corp.(a)	24,190	1,475,106
Triton International Ltd. (Bermuda)(a)	71,063	2,148,945

		19,456,436

Water Utilities — 0.3%
Guangdong Investment Ltd. (China)	3,001,199	5,149,148

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	87,700	2,629,688

TOTAL COMMON STOCKS (cost $1,463,769,134)		1,540,490,000

PREFERRED STOCK — 0.2%
Automobiles
Volkswagen AG (Germany) (PRFC)* (cost $3,256,085)	21,252	3,249,285

TOTAL LONG-TERM INVESTMENTS (cost $1,467,025,219)		1,543,739,285

SHORT-TERM INVESTMENTS — 19.3%
AFFILIATED MUTUAL FUND — 4.5%
PGIM Institutional Money Market Fund (cost $81,717,669; includes $81,676,924 of cash collateral for securities on loan)(b)(w)	81,713,766	81,713,766

UNAFFILIATED FUND — 12.9%
Morgan Stanley Institutional Liquidity Funds — Government Portfolio (cost $235,777,235)	235,777,235	235,777,235

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Value

OPTIONS PURCHASED*~ — 1.9%
(cost $35,642,185)	$35,709,136

TOTAL SHORT-TERM INVESTMENTS (cost $353,137,089)	353,200,137

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.8% (cost $1,820,162,308)	1,896,939,422

OPTIONS WRITTEN*~ — (0.9)%
(premiums received $18,407,272)	(17,595,930)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.9% (cost $1,801,755,036)	1,879,343,492
Liabilities in excess of other assets(z) — (2.9)%	(52,217,564)

NET ASSETS — 100.0%	$1,827,125,928

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,779,050; cash collateral of $81,676,924 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	07/17/20	$2,500.00	822	82	$217,830
S&P 500 Index	Put	09/18/20	$2,950.00	1,202	120	12,969,580
S&P 500 Index	Put	12/18/20	$2,825.00	1,458	146	22,521,726

Total Options Purchased (cost $35,642,185)						$35,709,136

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	09/18/20	$2,650.00	1,202	120	$(5,589,300)
S&P 500 Index	Put	12/18/20	$2,525.00	1,458	146	(12,006,630)

Total Options Written (premiums received $18,407,272)						$(17,595,930)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
341	FTSE 100 Index	Sep. 2020	$25,975,222	$(923,443)
1,634	Mini MSCI Emerging Markets Index	Sep. 2020	80,531,690	(1,490,453)
1,043	Russell 2000 E-Mini Index	Sep. 2020	74,970,840	(625,458)
104	S&P 500 E-Mini Index	Sep. 2020	16,069,040	133,707
505	S&P/TSX 60 Index	Sep. 2020	69,076,679	(1,202,074)

				$(4,107,721)

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	4,230,100	$39,211,684	$39,217,559	$5,875	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 09/16/20	Goldman Sachs International	CAD	52,900	$39,187,362	$38,971,774	$215,588	$—

						$221,463	$—

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$27,650,209	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$36,997,414	$2,453,907	$—
Air Freight & Logistics	6,518,943	—	—
Airlines	1,659,761	—	—
Auto Components	2,604,507	1,091,598	—
Automobiles	—	2,809,491	—
Banks	64,922,496	10,344,080	—
Beverages	39,105,207	13,434,036	—
Biotechnology	672,537	—	—
Building Products	14,405,578	3,345,481	—
Capital Markets	26,593,152	5,543,915	—
Chemicals	44,930,286	418,658	—
Commercial Services & Supplies	34,050,558	736,878	—
Communications Equipment	29,813,029	2,644,859	—
Construction & Engineering	3,330,004	6,255,091	—
Construction Materials	—	2,346,477	—
Consumer Finance	21,922,978	—	—
Containers & Packaging	9,576,568	5,643,066	—
Diversified Consumer Services	4,028,000	—	—
Diversified Financial Services	5,857,448	3,792,129	—
Diversified Telecommunication Services	4,095,608	9,696,480	—

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Electric Utilities	$19,015,368	$—	$—
Electrical Equipment	13,002,571	6,512,852	—
Electronic Equipment, Instruments & Components	17,937,610	—	—
Energy Equipment & Services	1,175,106	—	—
Entertainment	6,747,991	4,010,313	—
Equity Real Estate Investment Trusts (REITs)	64,677,035	1,583,230	—
Food & Staples Retailing	2,775,847	—	—
Food Products	22,337,324	8,629,367	—
Gas Utilities	8,495,757	6,364,701	—
Health Care Equipment & Supplies	72,800,479	6,924,787	—
Health Care Providers & Services	46,801,850	—	—
Health Care Technology	1,236,432	—	—
Hotels, Restaurants & Leisure	33,259,549	9,987,067	—
Household Durables	15,442,478	1,399,397	—
Household Products	26,047,255	—	—
Independent Power & Renewable Electricity Producers	—	800,193	—
Industrial Conglomerates	—	2,038,419	—
Insurance	110,898,820	16,520,087	—
Interactive Media & Services	7,881,597	6,480,911	—
Internet & Direct Marketing Retail	12,250,627	2,325,514	—
IT Services	72,028,626	12,303,969	—
Leisure Products	3,100,240	—	—
Life Sciences Tools & Services	2,556,309	—	—
Machinery	48,110,100	6,358,906	—
Marine	—	5,401,672	—
Media	19,790,315	872,120	—
Metals & Mining	2,737,245	—	—
Multiline Retail	—	2,086,301	—
Multi-Utilities	10,689,383	6,574,664	—
Oil, Gas & Consumable Fuels	15,470,615	5,514,198	—
Paper & Forest Products	2,066,206	766,954	—
Pharmaceuticals	50,303,985	29,038,691	—
Professional Services	5,428,659	—	—
Real Estate Management & Development	2,479,295	5,353,437	—
Road & Rail	51,715,731	—	—
Semiconductors & Semiconductor Equipment	24,879,774	15,529,795	—
Software	41,727,474	—	—
Specialty Retail	37,108,414	812,939	—
Technology Hardware, Storage & Peripherals	4,971,859	1,487,483	—
Textiles, Apparel & Luxury Goods	28,182,859	2,352,356	—
Thrifts & Mortgage Finance	1,210,129	—	—
Tobacco	16,243,271	—	—
Trading Companies & Distributors	8,409,022	11,047,414	—
Water Utilities	—	5,149,148	—
Wireless Telecommunication Services	—	2,629,688	—
Preferred Stock
Automobiles	—	3,249,285	—
Affiliated Mutual Fund	81,713,766	—	—
Unaffiliated Fund	235,777,235	—	—
Options Purchased	35,709,136	—	—

Total	$1,636,277,418	$260,662,004	$—

Liabilities
Options Written	$(17,595,930)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$133,707	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	221,463	—

Total	$133,707	$221,463	$—

Liabilities
Futures Contracts	$(4,241,428)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Unaffiliated Fund	12.9%
Insurance	7.0
IT Services	4.6
Affiliated Mutual Fund (4.5% represents investments purchased with collateral from securities on loan)	4.5
Health Care Equipment & Supplies	4.4
Pharmaceuticals	4.3
Banks	4.1
Equity Real Estate Investment Trusts (REITs)	3.6
Machinery	3.0
Beverages	2.9
Road & Rail	2.8
Health Care Providers & Services	2.6
Chemicals	2.5
Hotels, Restaurants & Leisure	2.4
Software	2.3
Semiconductors & Semiconductor Equipment	2.2
Aerospace & Defense	2.2
Specialty Retail	2.1
Options Purchased	1.9
Commercial Services & Supplies	1.9
Communications Equipment	1.8
Capital Markets	1.8
Food Products	1.7
Textiles, Apparel & Luxury Goods	1.7
Household Products	1.4
Consumer Finance	1.2
Oil, Gas & Consumable Fuels	1.1
Media	1.1
Electrical Equipment	1.1
Trading Companies & Distributors	1.1
Electric Utilities	1.0
Electronic Equipment, Instruments & Components	1.0
Building Products	1.0
Multi-Utilities	0.9
Household Durables	0.9
Tobacco	0.9
Containers & Packaging	0.8

Gas Utilities	0.8%
Internet & Direct Marketing Retail	0.8
Interactive Media & Services	0.8
Diversified Telecommunication Services	0.8
Entertainment	0.6
Diversified Financial Services	0.5
Construction & Engineering	0.5
Real Estate Management & Development	0.4
Air Freight & Logistics	0.4
Automobiles	0.4
Technology Hardware, Storage & Peripherals	0.3
Professional Services	0.3
Marine	0.3
Water Utilities	0.3
Diversified Consumer Services	0.2
Auto Components	0.2
Leisure Products	0.2
Paper & Forest Products	0.2
Food & Staples Retailing	0.1
Metals & Mining	0.1
Wireless Telecommunication Services	0.1
Life Sciences Tools & Services	0.1
Construction Materials	0.1
Multiline Retail	0.1
Industrial Conglomerates	0.1
Airlines	0.1
Health Care Technology	0.1
Thrifts & Mortgage Finance	0.1
Energy Equipment & Services	0.1
Independent Power & Renewable Electricity Producers	0.0 *
Biotechnology	0.0 *

103.8
Options Written	(0.9)
Liabilities in excess of other assets	(2.9)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$133,707	*	Due from/to broker-variation margin futures	$4,241,428	*
Equity contracts	Unaffiliated investments Unrealized appreciation on OTC forward foreign currency	35,709,136		Options written outstanding, at value	17,595,930
Foreign exchange contracts	exchange contracts	221,463		—	—

		$36,064,306			$21,837,358

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts
Equity contracts	$124,420,381	$(94,865,101)	$20,895,825	$—
Foreign exchange contracts	—	—	—	4,036,838

Total	$124,420,381	$(94,865,101)	$20,895,825	$4,036,838

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts
Equity contracts	$41,752,615	$(19,601,121)	$(712,276)	$—
Foreign exchange contracts	—	—	—	221,463

Total	$41,752,615	$(19,601,121)	$(712,276)	$221,463

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$48,515,674	$358,733	$212,597,895	$40,184,232

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts—Sold(3)
$40,250,186

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$79,779,050	$(79,779,050)	$—

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Goldman Sachs International	$215,588	$—	$215,588	$—	$215,588
Morgan Stanley & Co. International PLC	5,875	—	5,875	—	5,875

	$221,463	$—	$221,463	$—	$221,463

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $79,779,050:
Unaffiliated investments (cost $1,738,444,639)	$1,815,225,656
Affiliated investments (cost $81,717,669)	81,713,766
Foreign currency, at value (cost $322,894)	321,641
Cash	22,827
Deposit with broker for centrally cleared/exchange-traded derivatives	27,650,209
Dividends and interest receivable	2,748,273
Receivable for investments sold	2,479,577
Tax reclaim receivable	1,957,255
Receivable for Portfolio shares sold	708,598
Unrealized appreciation on OTC forward foreign currency exchange contracts	221,463
Receivable from affiliate	10,779
Prepaid expenses and other assets	233,236

Total Assets	1,933,293,280

LIABILITIES
Payable to broker for collateral for securities on loan	81,676,924
Options written outstanding, at value (proceeds received $18,407,272)	17,595,930
Payable for investments purchased	4,177,355
Due to broker-variation margin futures	898,902
Payable to affiliate	842,227
Management fee payable	642,739
Accrued expenses and other liabilities	258,541
Distribution fee payable	74,303
Affiliated transfer agent fee payable	378
Payable for Portfolio shares repurchased	53

Total Liabilities	106,167,352

NET ASSETS	$1,827,125,928

Net assets were comprised of:
Partners’ Equity	$1,827,125,928

Net asset value and redemption price per share, $1,827,125,928 / 112,269,820 outstanding shares of beneficial interest	$16.27

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $619,795 foreign withholding tax, of which $36,213 is reimbursable by an affiliate)	$16,686,271
Income from securities lending, net (including affiliated income of $162,365)	221,238

Total income	16,907,509

EXPENSES
Management fee	7,202,109
Distribution fee	2,219,636
Custodian and accounting fees	138,843
Trustees’ fees	16,492
Audit fee	14,072
Legal fees and expenses	9,186
Shareholders’ reports	3,603
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	33,730

Total expenses	9,641,131
Less: Fee waiver and/or expense reimbursement	(488,320)

Net expenses	9,152,811

NET INVESTMENT INCOME (LOSS)	7,754,698

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $216,953)	82,485,936
Futures transactions	20,895,825
Forward currency contract transactions	4,036,838
Options written transactions	(94,865,101)
Foreign currency transactions	(532,079)

12,021,419

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(9,797)) (net of change in foreign capital gains taxes $27,334)	(195,135,344)
Futures	(712,276)
Forward currency contracts	221,463
Options written	(19,601,121)
Foreign currencies	951,152

(214,276,126)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(202,254,707)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(194,500,009)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,754,698	$19,919,825
Net realized gain (loss) on investment and foreign currency transactions	12,021,419	123,212,297
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(214,276,126)	229,084,101

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(194,500,009)	372,216,223

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [51,914,741 and 7,663,080 shares, respectively]	799,381,691	117,692,061
Portfolio shares repurchased [61,718,905 and 8,696,987 shares, respectively]	(904,811,127)	(141,636,423)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(105,429,436)	(23,944,362)

CAPITAL CONTRIBUTIONS	—	9,316

TOTAL INCREASE (DECREASE)	(299,929,445)	348,281,177
NET ASSETS:
Beginning of period	2,127,055,373	1,778,774,196

End of period	$1,827,125,928	$2,127,055,373

SEE NOTES TO FINANCIAL STATEMENTS.

A191

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2020 consisted of 86 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 25 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for AST Cohen & Steers Realty Portfolio and AST Templeton Global Bond Portfolio, each of which are non-diversified portfolios for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST AQR Emerging Markets Equity Portfolio (“AQR Emerging Markets Equity”)	Long-term capital appreciation.	AQR Capital Management, LLC (“AQR Capital”)

AST Cohen & Steers Realty Portfolio (“Cohen & Steers Realty”)	Maximize total return through investment in real estate securities.	Cohen & Steers Capital Management, Inc.

AST Emerging Markets Equity Portfolio (“Emerging Markets Equity”) formerly known as AST Parametric Emerging Markets Equity Portfolio	Long-term capital appreciation.	AQR Capital/J.P. Morgan Investment Management, Inc. (“J.P. Morgan”)/Martin Currie Inc. Prior to April 25, 2020 Parametric Portfolio Associates, LLC

AST Goldman Sachs Small-Cap Value Portfolio (“Goldman Sachs Small-Cap Value”)	Long-term capital appreciation.	Goldman Sachs Asset Management, L.P. (“GSAM”)

AST Hotchkis & Wiley Large-Cap Value Portfolio (“Hotchkis & Wiley Large-Cap Value”)	Current income and long-term growth of income, as well as capital appreciation.	Hotchkis & Wiley Capital Management, LLC

AST International Growth Portfolio (“International Growth”)	Long-term growth of capital.	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)/Neuberger Berman Investment Advisers, LLC (“Neuberger Berman”)/William Blair Investment Management, LLC

AST International Value Portfolio (“International Value”)	Capital growth.	Lazard Asset Management, LLC/LSV Asset Management (“LSV”)

B1

Portfolio	Objective(s)	Subadviser(s)
AST J.P. Morgan International Equity Portfolio (“J.P. Morgan International Equity”)	Capital growth.	J.P. Morgan

AST Jennison Large-Cap Growth Portfolio (“Jennison Large-Cap Growth”)	Long-term growth of capital.	Jennison

AST Large-Cap Core Portfolio (“Large-Cap Core”) formerly known as AST QMA Large-Cap Portfolio	Long-term capital appreciation.	J.P. Morgan(effective April 25, 2020)/ Massachusetts Financial Services Company (“MFS”)(effective April 25, 2020)/QMA LLC (a wholly-owned subsidiary of PGIM, Inc.)

AST Loomis Sayles Large-Cap Growth Portfolio (“Loomis Sayles Large-Cap Growth”)	Capital growth.	Loomis, Sayles & Company, L.P.

AST MFS Global Equity Portfolio (“MFS Global Equity”)	Capital growth.	MFS

AST MFS Growth Portfolio (“MFS Growth”)	Long-term growth of capital and future, rather than current, income.	MFS

AST MFS Large-Cap Value Portfolio (“MFS Large-Cap Value”)	Capital appreciation.	MFS

AST Mid-Cap Growth Portfolio (“Mid-Cap Growth”)	Long-term growth of capital.	MFS/Victory Capital Management, Inc. (“Victory Capital”)

AST Neuberger Berman/LSV Mid-Cap Value Portfolio (“Neuberger Berman/LSV Mid-Cap Value”)	Capital growth.	LSV/Neuberger Berman

AST Small-Cap Growth Portfolio (“Small-Cap Growth”)	Long-term capital growth.	Emerald Mutual Fund Advisers Trust/UBS Asset Management (Americas), Inc.

AST Small-Cap Growth Opportunities Portfolio (“Small-Cap Growth Opportunities”)	Capital growth.	Victory Capital/ Wellington Management Company, LLP (“Wellington”)

AST Small-Cap Value Portfolio (“Small-Cap Value”)	Long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued.	J.P. Morgan/LMCG Investments, LLC

AST T. Rowe Price Large-Cap Growth Portfolio (“T. Rowe Price Large-Cap Growth”)	Long-term capital growth by investing predominantly in the equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth.	T. Rowe Price Associates, Inc. (“T. Rowe”)

B2

Portfolio	Objective(s)	Subadviser(s)
AST T. Rowe Price Large-Cap Value Portfolio (“T. Rowe Price Large-Cap Value”)	Maximum growth of capital by investing primarily in the value stocks of larger companies.	T. Rowe

AST T. Rowe Price Natural Resources Portfolio (“T. Rowe Price Natural Resources”)	Long-term capital growth by investing primarily in common stocks of companies that own or develop natural resources (such as energy products, precious metals and forest products) and other basic commodities.	T. Rowe

AST Templeton Global Bond Portfolio (“Templeton Global Bond”)	Current income with capital appreciation and growth of income.	Franklin Advisers, Inc.

AST WEDGE Capital Mid-Cap Value Portfolio (“WEDGE Capital Mid-Cap Value”)	Capital growth by investing primarily in mid-capitalization stocks that appear to be undervalued.	WEDGE Capital Management, LLP

AST Wellington Management Hedged Equity Portfolio (“Wellington Management Hedged Equity”)	To outperform a mix of 50% Russell 3000 Index, 20% MSCI EAFE Index, and 30% Bank of America Merrill Lynch Three-Month US Treasury Bill Index over a full market cycle by preserving capital in adverse markets utilizing an options strategy while maintaining equity exposure to benefit from up markets through investments in Wellington Management’s equity investment strategies.	Wellington

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

B3

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

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Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Portfolio limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Trust’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts,

B5

as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the

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financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements:    The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

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In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2020, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

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Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in the introductory paragraphs of the Notes to Financial Statements as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
AQR Emerging Markets Equity	0.9325% first $300 million; 0.9225% on next $ 200 million; 0.9125% on next $ 250 million; 0.9025% on next $2.5 billion; 0.8925% on next $ 2.75 billion; 0.8625% on next $ 4 billion; 0.8425% in excess of $ 10 billion	0.83%

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Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Cohen & Steers Realty	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.78%
Emerging Markets Equity	0.9325% first $300 million; 0.9225% on next $ 200 million; 0.9125% on next $ 250 million; 0.9025% on next $2.5 billion; 0.8925% on next $ 2.75 billion; 0.8625% on next $ 4 billion; 0.8425% in excess of $10 billion	0.89%
Goldman Sachs Small-Cap Value	0.7825% first $300 million; 0.7725% on next $ 200 million; 0.7625% on next $ 250 million; 0.7525% on next $2.5 billion; 0.7425% on next $ 2.75 billion; 0.7125% on next $ 4 billion; 0.6925% in excess of $10 billion	0.76%
Hotchkis & Wiley Large-Cap Value	0.5825% first $300 million; 0.5725% on next $ 200 million; 0.5625% on next $ 250 million; 0.5525% on next $2.5 billion; 0.5425% on next $ 2.75 billion; 0.5125% on next $ 4 billion; 0.4925% in excess of $10 billion	0.56%
International Growth	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.79%
International Value	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.79%
J.P. Morgan International Equity	0.8325% first $75 million; 0.6825% on next $ 225 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.71%
Jennison Large-Cap Growth	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.72%

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Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Large-Cap Core	0.5825% of first $300 million; 0.5725% on next $ 200 million; 0.5625% on next $ 250 million; 0.5525% on next $2.5 billion; 0.5425% on next $ 2.75 billion; 0.5125% on next $ 4 billion; 0.4925% in excess of $10 billion	0.55%
Loomis Sayles Large-Cap Growth	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.65%
MFS Global Equity	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.82%
MFS Growth	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.70%
MFS Large-Cap Value	0.6825% first $300 million; 0.6725% on next $ 200 million; 0.6625% on next $ 250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.66%
Mid-Cap Growth	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.75%
Neuberger Berman/LSV Mid-Cap Value	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $ 250 million; 0.6525% on next $ 2.25 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.72%
Small-Cap Growth	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.72%

B11

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Small-Cap Growth Opportunities	0.7825% first $300 million; 0.7725% on next $ 200 million; 0.7625% on next $ 250 million; 0.7525% on next $2.5 billion; 0.7425% on next $ 2.75 billion; 0.7125% on next $ 4 billion; 0.6925% in excess of $10 billion	0.78%
Small-Cap Value	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.73%
T. Rowe Price Large-Cap Growth	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $ 250 million; 0.6525% on next $ 2.25 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.64%
T. Rowe Price Large-Cap Value	0.5825% first $300 million; 0.5725% on next $ 200 million; 0.5625% on next $ 250 million; 0.5525% on next $2.5 billion; 0.5425% on next $ 2.75 billion; 0.5125% on next $ 4 billion; 0.4925% in excess of $10 billion	0.51%
T. Rowe Price Natural Resources	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $10 billion	0.72%
Templeton Global Bond	0.6325% first $300 million; 0.6225% on next $ 200 million; 0.6125% on next $ 250 million; 0.6025% on next $2.5 billion; 0.5925% on next $ 2.75 billion; 0.5625% on next $ 4 billion; 0.5425% in excess of $10 billion	0.63%
WEDGE Capital Mid-Cap Value	0.7825% first $300 million; 0.7725% on next $ 200 million; 0.7625% on next $ 250 million; 0.7525% on next $2.5 billion; 0.7425% on next $ 2.75 billion; 0.7125% on next $ 4 billion; 0.6925% in excess of $10 billion	0.77%
Wellington Management Hedged Equity	0.8325% first $300 million; 0.8225% on next $ 200 million; 0.8125% on next $ 250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.76%

B12

Portfolio	Fee Waivers and/or Expense Limitations
AQR Emerging Markets Equity	effective April 25, 2020 contractually limit expenses to 1.33% through June 30, 2022
Cohen & Steers Realty	contractually waive 0.052% through June 30, 2020; effective July 1, 2020 contractually limit expenses to 1.10% through June 30, 2021
Emerging Markets Equity	effective April 25, 2020 contractually limit expenses to 1.30% through June 30, 2022
Goldman Sachs Small-Cap Value	contractually waive 0.01% through June 30, 2021
Hotchkis & Wiley Large-Cap Value	contractually waive 0.009% through June 30, 2021
International Growth	contractually waive 0.02% through June 30, 2021
International Value	contractually limit expenses to 1.085% through June 30, 2020
Large-Cap Core	contractually waive 0.015% through June 30, 2021; effective April 25, 2020 contractually limit expenses to 0.81% through June 30, 2022
Loomis Sayles Large-Cap Growth	contractually waive 0.06% through June 30, 2021
MFS Global Equity	effective March 1, 2020, contractually waive 0.0067% through June 30, 2021
MFS Growth	contractually waive 0.014% through June 30, 2021; effective March 1, 2020 contractually waive additional 0.0045% through June 30, 2021
MFS Large-Cap Value	effective March 1, 2020, contractually waive 0.0045% through June 30, 2021
Mid-Cap Growth	contractually limit expenses to 1.02%
through June 30, 2020
effective March 1, 2020,
contractually waive 0.0047%
through June 30, 2021
effective July 1, 2020
contractually limit expenses to 1.05%
through June 30, 2021
Neuberger Berman/LSV Mid-Cap Value	contractually waive 0.002% through June 30, 2021

B13

Portfolio	Fee Waivers and/or Expense Limitations
Small-Cap Growth	contractually waive 0.004% through June 30, 2021
T. Rowe Price Large-Cap Growth	contractually waive 0.0373% through June 30, 2021
T. Rowe Price Large-Cap Value	contractually waive 0.040%
through June 30, 2020,
contractually limit
expenses to 0.79%
through June 30, 2020;
contractually waive 0.0011%
through June 30, 2021;
effective March 1, 2020 contractually waive additional 0.0117% through June 30, 2021
T. Rowe Price Natural Resources	contractually waive 0.0152% through June 30, 2021
WEDGE Capital Mid-Cap Value	contractually waive 0.01% through June 30, 2021
Wellington Management Hedged Equity	contractually waive 0.055% through June 30, 2021

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2020, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Cohen & Steers Realty	$120,244
International Growth	42,883
J.P. Morgan International Equity	16
Jennison Large-Cap Growth	20,416
Loomis Sayles Large-Cap Growth	92,445
Mid-Cap Growth	10,309
Neuberger Berman/LSV Mid-Cap Value	29,368
Small-Cap Growth	110,185
Small-Cap Growth Opportunities	4,888
Small-Cap Value	37,226
Wellington Management Hedged Equity	6,131

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential.

B14

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures.

For the reporting period ended June 30, 2020, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
MFS Global Equity	$79,909	$830,833	$178,282
MFS Growth	—	1,159,360	(36,546)
MFS Large-Cap Value	9,252,702	10,567,467	2,297,444
Mid-Cap Growth	235,533	240,526	46,543
Small-Cap Growth Opportunities	—	15,684	(25,234)
Wellington Management Hedged Equity	356,953	255,632	(31,360)

In March 2019, the following Portfolios were reimbursed by the Investment Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for each affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the year ended December 31, 2019.

Portfolio	Capital Contributions
Cohen & Steers Realty	$217
Emerging Markets Equity	29,398
Goldman Sachs Small-Cap Value	1,210
Hotchkis & Wiley Large-Cap Value	1,541
International Growth	306
International Value	1,065
J.P. Morgan International Equity	659
Jennison Large-Cap Growth	49
Large-Cap Core	22
Loomis Sayles Large-Cap Growth	1,108
MFS Global Equity	2,522
MFS Growth	111
MFS Large-Cap Value	67

B15

Portfolio	Capital Contributions
Mid-Cap Growth	$1,786
Neuberger Berman/LSV Mid-Cap Value	1,212
Small-Cap Growth	760
Small-Cap Growth Opportunities	544
Small-Cap Value	913
T. Rowe Price Large-Cap Growth	1,156
T. Rowe Price Large-Cap Value	826
T. Rowe Price Natural Resources	650
Templeton Global Bond	92
WEDGE Capital Mid-Cap Value	215
Wellington Management Hedged Equity	568

b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In September 2019, the Investment Manager reached a settlement with the SEC relating to the securities lending and foreign withholding tax reclaim matters described below. Under the settlement, the Investment Manager agreed to pay to the SEC disgorgement of fees and a civil penalty. The settlement does not affect the Investment Manager’s ability to manage the Portfolios.

In February 2016, Prudential, the parent company of the Investment Manager, self-reported to the SEC and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction.At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Trust. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Trust’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Trust’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Trust’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of the methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal years ended December 31, 2018 and December 31, 2019.

B16

In addition to the above, Prudential committed to the Trust’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
AQR Emerging Markets Equity	$5,193
Emerging Markets Equity	19,022
International Growth	63,902
International Value	510,237
J.P. Morgan International Equity	34,233
Jennison Large-Cap Growth	58
Large-Cap Core	17,493
MFS Global Equity	27,885
MFS Growth	727
MFS Large-Cap Value	2,106
T. Rowe Price Natural Resources	6,620
Templeton Global Bond	89,291
Wellington Management Hedged Equity	36,213

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
Hotchkis & Wiley Large-Cap Value	$89,914
International Growth	155,613
International Value	319,783
J.P. Morgan International Equity	6,169
Jennison Large-Cap Growth	36,153
MFS Global Equity	99,226
MFS Growth	73,848
MFS Large-Cap Value	6,943
Mid-Cap Growth	1,531
T. Rowe Price Large-Cap Growth	16,680
T. Rowe Price Large-Cap Value	374,409
T. Rowe Price Natural Resources	132,677

B17

Portfolio	2020 Payments
Wellington Management Hedged Equity	$103,350

The following capital contributions, as described above, have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Capital Contributions
AQR Emerging Markets Equity	$18,772
Emerging Markets Equity	60,949
Hotchkis & Wiley Large-Cap Value	736
International Growth	559,297
International Value	751,067
J.P. Morgan International Equity	219,744
Loomis Sayles Large-Cap Growth	871
MFS Global Equity	37,151
MFS Growth	1,445
Small-Cap Growth Opportunities	7,868
T. Rowe Price Natural Resources	50,296
Templeton Global Bond	994
Wellington Management Hedged Equity	8,748

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2020, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
AQR Emerging Markets Equity	$57,423,557	$136,397,021
Cohen & Steers Realty	291,559,510	323,755,169
Emerging Markets Equity	445,430,632	402,589,268
Goldman Sachs Small-Cap Value	561,367,566	537,502,596
Hotchkis & Wiley Large-Cap Value	527,347,385	534,308,102
International Growth	665,984,325	943,397,015
International Value	635,884,620	661,486,819
J.P. Morgan International Equity	162,381,099	175,286,261
Jennison Large-Cap Growth	544,317,388	774,929,129
Large-Cap Core	2,142,315,148	2,145,877,509
Loomis Sayles Large-Cap Growth	674,094,185	1,183,487,561
MFS Global Equity	183,342,355	208,643,365
MFS Growth	399,054,027	628,610,327
MFS Large-Cap Value	824,550,676	507,420,797
Mid-Cap Growth	625,231,909	773,375,516
Neuberger Berman/LSV Mid-Cap Value	266,207,492	246,258,084
Small-Cap Growth	411,643,166	503,140,029
Small-Cap Growth Opportunities	369,203,038	453,430,024
Small-Cap Value	370,830,556	394,477,467
T. Rowe Price Large-Cap Growth	751,965,899	1,204,329,442
T. Rowe Price Large-Cap Value	1,194,475,434	1,210,976,015
T. Rowe Price Natural Resources	226,843,294	228,418,846
Templeton Global Bond	21,251,051	64,509,762

B18

Portfolio	Cost of Purchases	Proceeds from Sales
WEDGE Capital Mid-Cap Value	$134,200,580	$128,976,277
Wellington Management Hedged Equity	971,108,270	1,154,750,555

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

AQR Emerging Markets Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$14,840,679	$110,697,998	$123,837,768	$—	$—	$1,700,909	1,700,909	$55,309
PGIM Institutional Money Market Fund*
1,551,787	5,404,677	6,956,271	(77)	(116)	—	—	1,477	**

$16,392,466	$116,102,675	$130,794,039	$(77)	$(116)	$1,700,909		$56,786

Cohen & Steers Realty

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 9,240,997	$225,735,202	$232,739,648	$—	$—	$2,236,551	2,236,551	$39,574
PGIM Institutional Money Market Fund*
60,507,688	257,808,788	265,316,358	(3,495)	(58,709)	52,937,914	52,937,914	76,562	**

$69,748,685	$483,543,990	$498,056,006	$(3,495)	$(58,709)	$55,174,465		$116,136

Emerging Markets Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 7,325,375	$207,846,009	$207,890,999	$—	$—	$7,280,385	7,280,385	$31,075
PGIM Institutional Money Market Fund*
6,221,247	50,941,908	51,625,094	(440)	(5,411)	5,532,210	5,532,210	12,441	**

$13,546,622	$258,787,917	$259,516,093	$(440)	$(5,411)	$12,812,595		$43,516

Goldman Sachs Small-Cap Value

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$ 15,462,650	$259,719,203	$265,899,595	$—	$—	$9,282,258	9,282,258	$82,759
PGIM Institutional Money Market Fund*
137,317,559	201,309,953	268,850,568	(7,873)	(50,717)	69,718,354	69,718,354	158,083	**

$152,780,209	$461,029,156	$534,750,163	$(7,873)	$(50,717)	$79,000,612		$240,842

B19

Hotchkis & Wiley Large-Cap Value
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 10,237,922	$575,496,739	$561,727,057	$—	$—	$24,007,604	24,007,604	$143,815

PGIM Institutional Money Market Fund*
132,112,825	631,370,143	671,993,906	(12,980)	(63,919)	91,412,163	91,412,163	235,220	**

$142,350,747	$1,206,866,882	$1,233,720,963	$(12,980)	$(63,919)	$115,419,767		$379,035

International Growth
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 23,247,720	$431,470,392	$442,365,208	$—	$—	$12,352,904	12,352,904	$152,695

PGIM Institutional Money Market Fund*
79,986,360	263,363,958	256,910,150	(6,845)	54,529	86,487,852	86,487,852	135,203	**

$103,234,080	$694,834,350	$699,275,358	$(6,845)	$54,529	$98,840,756		$287,898

International Value
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$21,240,992	$578,158,176	$576,924,081	$—	$—	$22,475,087	22,475,087	$215,495

PGIM Institutional Money Market Fund*
4,217,466	170,118,082	149,845,666	(512)	14,065	24,503,435	24,503,435	60,709	**

$25,458,458	$748,276,258	$726,769,747	$(512)	$14,065	$46,978,522		$276,204

J.P. Morgan International Equity
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$3,222,961	$172,098,762	$167,572,033	$—	$—	$7,749,690	7,749,690	$38,816

PGIM Institutional Money Market Fund*
—	23,351,252	16,267,937	—	3,146	7,086,461	7,086,461	1,490	**

$3,222,961	$195,450,014	$183,839,970	$—	$3,146	$14,836,151		$40,306

Jennison Large-Cap Growth
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$2,594,590	$440,881,236	$428,503,082	$—	$—	$14,972,744	14,972,744	$94,669

B20

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund*
92,430,822	$477,414,098	$456,693,945	$112,687	$(163,542)	$113,100,120	113,100,120	195,212	**

$95,025,412	$918,295,334	$885,197,027	$112,687	$(163,542)	$128,072,864		$289,881

Large-Cap Core
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 29,400,752	$1,062,472,296	$1,039,638,720	$—	$—	$52,234,328	52,234,328	$269,188

PGIM Institutional Money Market Fund*
79,515,244	431,633,244	445,221,761	(8,791)	(10,610)	65,907,326	65,907,326	128,308	**

$108,915,996	$1,494,105,540	$1,484,860,481	$(8,791)	$(10,610)	$118,141,654		$397,496

Loomis Sayles Large-Cap Growth
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 28,413,968	$817,866,207	$826,907,170	$—	$—	$19,373,005	19,373,005	$217,686

PGIM Institutional Money Market Fund*
228,648,057	665,603,201	644,224,090	21,727	262,429	250,311,324	250,311,324	342,879	**

$257,062,025	$1,483,469,408	$1,471,131,260	$21,727	$262,429	$269,684,329		$560,565

MFS Global Equity
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 5,536,219	$239,505,106	$243,545,107	$—	$—	$1,496,218	1,496,218	$51,609

PGIM Institutional Money Market Fund*
58,134,394	137,690,613	149,231,448	(4,270)	(13,629)	46,575,660	46,575,660	59,851	**

$63,670,613	$377,195,719	$392,776,555	$(4,270)	$(13,629)	$48,071,878		$111,460

MFS Growth
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 10,221,515	$425,574,300	$412,963,240	$—	$—	$22,832,575	22,832,575	$159,531

PGIM Institutional Money Market Fund*
95,360,695	248,809,243	298,459,026	(8,751)	52,968	45,755,129	45,755,129	150,587	**

$105,582,210	$674,383,543	$711,422,266	$(8,751)	$52,968	$68,587,704		$310,118

B21

MFS Large-Cap Value
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 28,988,138	$814,597,764	$795,075,383	$—	$—	$48,510,519	48,510,519	$232,281

PGIM Institutional Money Market Fund*
54,153,991	448,797,807	421,765,666	(8,826)	(10,149)	81,167,157	81,167,157	176,679	**

$ 83,142,129	$1,263,395,571	$1,216,841,049	$(8,826)	$(10,149)	$129,677,676		$408,960

Mid-Cap Growth
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 10,534,357	$505,276,560	$491,492,430	$—	$—	$24,318,487	24,318,487	$132,357

PGIM Institutional Money Market Fund*
231,048,102	501,571,182	597,650,200	(16,963)	122,494	135,074,615	135,074,615	253,709	**

$241,582,459	$1,006,847,742	$1,089,142,630	$(16,963)	$122,494	$159,393,102		$386,066

Neuberger Berman/LSV Mid-Cap Value
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 1,919,571	$188,181,444	$185,710,272	$—	$—	$4,390,743	4,390,743	$36,786

PGIM Institutional Money Market Fund*
115,675,454	266,971,488	262,548,235	21,640	9,939	120,130,286	120,130,286	190,968	**

$117,595,025	$455,152,932	$448,258,507	$21,640	$9,939	$124,521,029		$227,754

Small-Cap Growth
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 6,681,470	$121,681,123	$127,326,751	$—	$—	$1,035,842	1,035,842	$43,891

PGIM Institutional Money Market Fund*
241,062,841	449,131,502	461,097,796	24,687	18,970	229,140,204	229,140,204	401,329	**

$247,744,311	$570,812,625	$588,424,547	$24,687	$18,970	$230,176,046		$445,220

Small-Cap Growth Opportunities
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 7,343,034	$109,729,955	$115,713,708	$—	$—	$1,359,281	1,359,281	$39,733

B22

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund*
178,587,150	$333,027,584	$327,747,886	$42,752	$32,642	$183,942,242	183,942,242	291,889	**

$185,930,184	$442,757,539	$443,461,594	$42,752	$32,642	$185,301,523		$331,622

Small-Cap Value
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$10,385,933	$288,901,199	$292,888,055	$—	$—	$6,399,077	6,399,077	$68,526

PGIM Institutional Money Market Fund*
79,777,131	138,710,754	159,364,134	(4,238)	3,343	59,122,856	59,122,856	99,414	**

$90,163,064	$427,611,953	$452,252,189	$(4,238)	$3,343	$65,521,933		$167,940

T. Rowe Price Large-Cap Growth
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 17,181,622	$713,445,536	$668,466,962	$—	$—	$62,160,196	62,160,196	$275,300

PGIM Institutional Money Market Fund*
317,754,609	935,924,452	952,475,212	11,615	27,949	301,243,413	301,243,413	501,465	**

$334,936,231	$1,649,369,988	$1,620,942,174	$11,615	$27,949	$363,403,609		$776,765

T. Rowe Price Large-Cap Value
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund*
$149,821,253	$540,518,270	$599,236,331	$(16,466)	$(54,199)	$91,032,527	91,032,527	$194,857	**

T. Rowe Price Natural Resources
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$ 983,930	$134,111,691	$134,555,765	$—	$—	$539,856	539,856	$22,812

PGIM Institutional Money Market Fund*
29,085,784	111,127,559	104,701,581	(2,196)	30,898	35,540,464	35,540,464	32,638	**

$30,069,714	$245,239,250	$239,257,346	$(2,196)	$30,898	$36,080,320		$55,450

B23

Templeton Global Bond
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund*
$—	$79,422,515	$63,830,174	$(1,024)	$(86,754)	$15,504,563	15,504,563	$18,616	**

WEDGE Capital Mid-Cap Value
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$10,092,489	$147,372,505	$136,626,309	$—	$—	$20,838,685	20,838,685	$60,340

PGIM Institutional Money Market Fund*
40,458,032	92,497,426	117,181,045	(4,172)	34,600	15,804,841	15,804,841	26,209	**

$50,550,521	$239,869,931	$253,807,354	$(4,172)	$34,600	$36,643,526		$86,549

Wellington Management Hedged Equity
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund*
$117,189,810	$434,343,323	$470,026,523	$(9,797)	$216,953	$81,713,766	81,713,766	$162,365	**

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

6. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

B24

SCA
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2020. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2020
Cohen & Steers Realty	$5,962,273	2.62%	11	$8,636,000	$—
Emerging Markets Equity	11,002,576	2.41	33	35,889,000	—
Goldman Sachs Small-Cap Value	5,010,429	2.31	7	18,849,000	—
Hotchkis & Wiley Large-Cap Value	2,628,000	2.30	3	2,628,000	—
International Growth	14,613,211	2.17	19	36,677,000	—
International Value	5,834,885	2.40	52	29,568,000	—
J.P. Morgan International Equity	9,320,375	2.31	16	21,609,000	—
Jennison Large-Cap Growth	12,306,105	2.24	19	41,803,000	—
Large-Cap Core	2,437,000	2.15	1	2,437,000	—
Loomis Sayles Large-Cap Growth	14,929,000	2.22	1	14,929,000	—
MFS Global Equity	6,511,909	2.48	11	17,276,000	—
MFS Growth	9,954,250	2.18	8	19,018,000	—
MFS Large-Cap Value	4,014,000	2.15	1	4,014,000	—
Mid-Cap Growth	7,974,000	2.48	12	25,784,000	—
Neuberger Berman/LSV Mid-Cap Value	5,512,833	2.48	12	13,035,000	—
Small-Cap Growth	2,031,000	2.43	10	5,520,000	—
Small-Cap Growth Opportunities	2,146,143	2.37	7	8,222,000	—
Small-Cap Value	1,413,500	2.54	20	7,617,000	—
T. Rowe Price Large-Cap Growth	8,673,750	2.40	8	26,791,000	—
T. Rowe Price Large-Cap Value	6,273,500	2.30	4	7,794,000	—
T. Rowe Price Natural Resources	7,884,294	2.26	17	29,012,000	—
WEDGE Capital Mid-Cap Value	4,703,250	2.30	8	8,787,000	—

7. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2020, all Portfolios offer only a single share class to investors.

B25

As of June 30, 2020, substantially all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
AQR Emerging Markets Equity	3	100.0%
Cohen & Steers Realty	5	100.0
Emerging Markets Equity	4	90.0
Goldman Sachs Small-Cap Value	5	88.2
Hotchkis & Wiley Large-Cap Value	5	92.3
International Growth	6	95.3
International Value	6	94.8
J.P. Morgan International Equity	3	99.9
Jennison Large-Cap Growth	5	92.5
Large-Cap Core	4	99.2
Loomis Sayles Large-Cap Growth	5	93.7
MFS Global Equity	3	100.0
MFS Growth	5	93.6
MFS Large-Cap Value	4	89.9
Mid-Cap Growth	4	93.2
Neuberger Berman/LSV Mid-Cap Value	3	88.0
Small-Cap Growth	5	90.0
Small-Cap Growth Opportunities	5	90.5
Small-Cap Value	6	92.2
T. Rowe Price Large-Cap Growth	4	89.7
T. Rowe Price Large-Cap Value	5	92.4
T. Rowe Price Natural Resources	3	99.9
Templeton Global Bond	3	99.1
WEDGE Capital Mid-Cap Value	5	93.1
Wellington Management Hedged Equity	3	99.9

8. Purchases & Redemption In-kind

As of the close of business on April 24, 2020, Emerging Markets Equity and Large-Cap Core issued shares in exchange of portfolio securities, in a tax-free exchange with two affiliated mutual funds. The AQR Emerging Markets Equity settled the redemption of the portfolio shares by delivering to the Emerging Markets Equity portfolio securities in lieu of cash. The value of such securities was $87,951,308 and the shares issued in the transaction were 12,618,552. The AST AQR Large-Cap Portfolio (“AQR Large-Cap”) settled the redemption of the portfolio shares by delivering to the Large-Cap Core portfolio securities in lieu of cash. The value of such securities was $1,094,925,074 and the shares issued in the transaction were 59,995,894. In-kind redemption gains and losses are excluded from the calculation of a Portfolio’s taxable gain(loss) for federal income tax purposes.

9. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Bond Obligations Risk: The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the

B26

Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Foreign Securities Risk: The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Geographic Concentration Risk: The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk”. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk: The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

B27

Market and Credit Risk: Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Portfolio may invest a greater percentage of its assets in the securities of a single company or industry than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios. Since certain Portfolios concentrate in the real estate industry, the holdings of such Portfolios can vary significantly from broad market indexes. As a result, the performance of such Portfolios can deviate from the performance of such indexes.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10. Reorganization

On November 27-28, 2018, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Goldman Sachs Large-Cap Value Portfolio (“Goldman Sachs Large Cap Value”) (the “Merged Portfolio”) for shares of T. Rowe Price Large Cap Value (the “Acquiring Portfolio) and the assumption of the liabilities of the Merged Portfolio by the Acquiring Portfolio. Shareholders approved the Plan at a meeting on March 5, 2019 and the reorganization took place at the close of business on April 26, 2019.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Goldman Sachs Large-Cap Value	$1,578,334,194	$1,443,490,798

B28

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on April 26, 2019:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Goldman Sachs Large-Cap Value	49,497,578	T. Rowe Price Large-Cap Value	102,592,839	$1,616,863,138

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation on investments	Acquiring Portfolio	Net Assets
Goldman Sachs Large-Cap Value	$1,616,863,138	$134,843,396	T. Rowe Price Large-Cap Value	$1,414,119,765

Assuming the acquisition had been completed on January 1, 2019, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2019 would have been as follows:

Acquiring Portfolio	Net investment income(a)	Net realized and unrealized gain on investments(b)	Net increase in net assets resulting from operations
T. Rowe Price Large-Cap Value	$57,982,152	$615,088,121	$673,067,273

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2019) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Goldman Sachs Large-Cap Value $7,115,169.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2019) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Goldman Sachs Large-Cap Value $208,589,969.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolio had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since April 26, 2019.

On January 24, 2020, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AQR Emerging Markets Equity and AQR Large-Cap (the “Merged Portfolios”) for shares of Emerging Markets Equity and Large-Cap Core (the “Acquiring Portfolios”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on July 15, 2020 and the reorganization took place at the close of business on August 14, 2020.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolios:

Merged Portfolio	Total Investment Value	Total Investment Cost
AQR Emerging Markets Equity	$21,167,150	$19,288,817
AQR Large-Cap	24,282,275	20,477,315

B29

The purpose of the transactions was to combine two portfolios with substantially similar investment objectives and policies.

The acquisitions were accomplished by a tax-free exchange of the following shares on August 14, 2020:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AQR Emerging Markets Equity	2,899,831	Emerging Markets Equity	4,103,328	$35,124,491
AQR Large-Cap	1,285,681	Large-Cap Core	1,234,206	26,720,555

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation on Investments	Acquiring Portfolio	Net Assets
AQR Emerging Markets Equity	$35,124,491	$1,878,333	Emerging Markets Equity	$512,393,433
AQR Large-Cap	26,720,555	3,804,960	Large-Cap Core	3,241,988,782

11. Subsequent Event

On July 10, 2020, the Board of Trustees approved the reorganization (the Reorganization) of AST AB Global Bond Portfolio, AST Goldman Sachs Global Income Portfolio, AST PIMCO Dynamic Bond Portfolio and Templeton Global Bond (the Target Portfolios) into AST Wellington Management Global Bond Portfolio (the Acquiring Portfolio), which will be renamed to the AST Global Bond Portfolio on November 13, 2020. The Reorganization is subject to shareholder approval by the Target Portfolios. A special meeting of the Target Portfolios shareholders will be held on October 15, 2020. It is expected that the Reorganization, if approved, would be completed on or around November 13, 2020.

B30

Financial Highlights

(unaudited)

AST AQR Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.23		$10.39		$12.82		$9.50	$8.38		$9.92

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.15		0.14		0.13	0.09		0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.19)		1.69		(2.58)		3.19	1.03		(1.64)

Total from investment operations	(1.18)		1.84		(2.44)		3.32	1.12		(1.54)

Capital Contributions	—		—	(b)(c)	0.01	(b)	—	—	(c)(d)	—

Net Asset Value, end of period	$11.05		$12.23		$10.39		$12.82	$9.50		$8.38

Total Return(e)	(9.72)%		17.81	%(f)	(18.95	)%(g)	34.95%	13.37	%(f)	(15.52)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$32		$192		$148		$271	$163		$159
Average net assets (in millions)	$115		$182		$225		$218	$147		$221
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.36	%(i)	1.34%		1.31%		1.39%	1.45%		1.37%
Expenses before waivers and/or expense reimbursement	1.46	%(i)	1.34%		1.31%		1.39%	1.45%		1.37%
Net investment income (loss)	0.25	%(i)	1.34%		1.14%		1.13%	0.99%		1.04%
Portfolio turnover rate(j)	57%		127%		112%		114%	81%		59%

AST Cohen & Steers Realty Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.46		$11.02		$11.57		$10.89	$10.39		$9.91

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.19		0.21		0.18	0.13		0.12
Net realized and unrealized gain (loss) on investment transactions	(1.98)		3.25		(0.76)		0.50	0.37		0.36

Total from investment operations	(1.88)		3.44		(0.55)		0.68	0.50		0.48

Capital Contributions	—		—	(c)(k)	—		—	—	(c)(d)	—

Net Asset Value, end of period	$12.58		$14.46		$11.02		$11.57	$10.89		$10.39

Total Return(e)	(13.00)%		31.22	%(f)	(4.75)%		6.24%	4.81	%(f)	4.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$485		$616		$506		$656	$676		$759
Average net assets (in millions)	$497		$600		$596		$654	$720		$817
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.06	%(i)	1.05%		1.05%		1.04%	1.03%		1.03%
Expenses before waivers and/or expense reimbursement	1.11	%(i)	1.10%		1.11%		1.10%	1.10%		1.10%
Net investment income (loss)	1.51	%(i)	1.45%		1.89%		1.63%	1.19%		1.14%
Portfolio turnover rate(j)	59%		79%		56%		79%	88%		59%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (19.03)%.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

AST Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$9.85		$8.69		$10.11		$8.00	$7.12		$8.55

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.18		0.17		0.12	0.10		0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.22)		0.98		(1.61)		1.99	0.78		(1.55)

Total from investment operations	(2.14)		1.16		(1.44)		2.11	0.88		(1.43)

Capital Contributions	—		—	(b)(c)(d)	0.02	(c)	—	—	(d)(e)	—

Net Asset Value, end of period	$7.71		$9.85		$8.69		$10.11	$8.00		$7.12

Total Return(f)	(21.73)%		13.35	%(g)	(14.05	)%(h)	26.38%	12.36	%(g)	(16.73)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$438		$417		$337		$511	$412		$402
Average net assets (in millions)	$347		$398		$449		$458	$401		$525
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.38	%(j)	1.38%		1.41%		1.39%	1.48%		1.45%
Expenses before waivers and/or expense reimbursement	1.42	%(j)	1.38%		1.41%		1.39%	1.48%		1.45%
Net investment income (loss)	1.83	%(j)	1.92%		1.74%		1.30%	1.28%		1.42%
Portfolio turnover rate(k)	115%		18%		9%		13%	34%		12%

AST Goldman Sachs Small-Cap Value Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$25.03		$20.41		$23.75		$21.17	$17.03		$18.02

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.17		0.10		0.11	0.13		0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(6.12)		4.45		(3.44)		2.47	4.00		(1.10)

Total from investment operations	(6.06)		4.62		(3.34)		2.58	4.13		(0.99)

Capital Contributions	—		—	(b)(d)	—	(c)(d)	—	0.01	(e)	—

Net Asset Value, end of period	$18.97		$25.03		$20.41		$23.75	$21.17		$17.03

Total Return(f)	(24.21)%		22.64	%(g)	(14.06	)%(g)	12.19%	24.31	%(l)	(5.49)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$723		$956		$791		$1,025	$933		$801
Average net assets (in millions)	$715		$911		$981		$965	$814		$898
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.04	%(j)	1.03%		1.03%		1.03%	1.04%		1.04%
Expenses before waivers and/or expense reimbursement	1.05	%(j)	1.04%		1.04%		1.04%	1.05%		1.05%
Net investment income (loss)	0.64	%(j)	0.73%		0.43%		0.49%	0.71%		0.60%
Portfolio turnover rate(k)	74%		58%		55%		56%	70%		47%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (14.25)%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 24.25%.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

AST Hotchkis & Wiley Large-Cap Value Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$33.08		$25.54		$29.76		$24.96	$20.83		$22.59

Income (Loss) From Investment Operations:
Net investment income (loss)	0.28		0.51		0.52		0.38	0.34		0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(8.04)		7.03		(4.78)		4.42	3.75		(2.11)

Total from investment operations	(7.76)		7.54		(4.26)		4.80	4.09		(1.76)

Capital Contributions	—		—	(b)(c)(d)	0.04	(c)	—	0.04	(e)	—

Net Asset Value, end of period	$25.32		$33.08		$25.54		$29.76	$24.96		$20.83

Total Return(f)	(23.49)%		29.52	%(g)	(14.18	)%(h)	19.23%	19.83	%(i)	(7.79)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,137		$1,531		$1,704		$1,884	$1,438		$1,489
Average net assets (in millions)	$1,061		$1,599		$1,856		$1,679	$1,264		$1,455
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	0.83	%(k)	0.82%		0.83%		0.83%	0.84%		0.84%
Expenses before waivers and/or expense reimbursement	0.84	%(k)	0.83%		0.83%		0.83%	0.84%		0.84%
Net investment income (loss)	2.11	%(k)	1.71%		1.73%		1.41%	1.57%		1.56%
Portfolio turnover rate(l)	49%		16%		44%		33%	43%		48%

AST International Growth Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.53		$15.54		$17.93		$13.24	$13.76		$13.34

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.11		0.13		0.11	0.10		0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.57	(m)	4.88		(2.54)		4.58	(0.64)		0.33

Total from investment operations	0.60		4.99		(2.41)		4.69	(0.54)		0.42

Capital Contributions	—		—	(b)(c)(d)	0.02	(c)	—	0.02	(e)	—

Net Asset Value, end of period	$21.13		$20.53		$15.54		$17.93	$13.24		$13.76

Total Return(f)	2.92%		32.11	%(g)	(13.33	)%(n)	35.42%	(3.78	)%(o)	3.15%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,856		$2,207		$1,776		$2,577	$1,959		$2,224
Average net assets (in millions)	$1,817		$2,082		$2,412		$2,353	$2,047		$2,408
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.09	%(k)	1.08%		1.08%		1.08%	1.09%		1.09%
Expenses before waivers and/or expense reimbursement	1.11	%(k)	1.10%		1.09%		1.09%	1.10%		1.10%
Net investment income (loss)	0.29	%(k)	0.61%		0.70%		0.67%	0.78%		0.64%
Portfolio turnover rate(l)	37%		29%		38%		48%	61%		50%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (14.31)%.

(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 19.64%.

(j)	Does not include expenses of the underlying funds in which the Portfolio invests.

(k)	Annualized.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(m)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(n)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (13.44)%.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(Unaudited)

(o)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (3.93)%.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

AST International Value Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$21.46		$17.88		$21.32		$17.36	$17.26		$17.12

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.51		0.49		0.42	0.38		0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.98)		3.06		(3.95)		3.54	(0.32)		(0.21)

Total from investment operations	(3.81)		3.57		(3.46)		3.96	0.06		0.14

Capital Contributions	—		0.01	(b)(c)	0.02	(c)(d)	—	0.04	(e)	—

Net Asset Value, end of period	$17.65		$21.46		$17.88		$21.32	$17.36		$17.26

Total Return(f)	(17.75)%		20.02	%(g)	(16.14	)%(h)	22.81%	0.58	%(i)	0.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,541		$1,993		$1,582		$2,322	$1,908		$2,029
Average net assets (in millions)	$1,489		$1,829		$2,080		$2,184	$1,901		$2,215
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.09	%(k)	1.09%		1.10%		1.10%	1.10%		1.11%
Expenses before waivers and/or expense reimbursement	1.11	%(k)	1.10%		1.10%		1.10%	1.10%		1.11%
Net investment income (loss)	1.85	%(k)	2.58%		2.37%		2.18%	2.26%		1.96%
Portfolio turnover rate(l)	43%		23%		26%		21%	28%		22%

AST J.P. Morgan International Equity Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$32.34		$25.42		$30.80		$23.76	$23.31		$23.98

Income (Loss) From Investment Operations:
Net investment income (loss)	0.22		0.50		0.58		0.43	0.42		0.41
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.97)		6.40		(5.98)		6.61	(0.02)		(1.08)

Total from investment operations	(2.75)		6.90		(5.40)		7.04	0.40		(0.67)

Capital Contributions	—		0.02	(b)(c)	0.02	(c)	—	0.05	(e)	—

Net Asset Value, end of period	$29.59		$32.34		$25.42		$30.80	$23.76		$23.31

Total Return(f)	(8.50)%		27.22	%(m)	(17.47	)%(n)	29.63%	1.93	%(o)	(2.79)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$386		$448		$358		$481	$359		$389
Average net assets (in millions)	$364		$422		$448		$430	$362		$438
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.03	%(k)	1.01%		1.01%		1.01%	1.03%		1.02%
Expenses before waivers and/or expense reimbursement	1.03	%(k)	1.01%		1.01%		1.01%	1.03%		1.02%
Net investment income (loss)	1.54	%(k)	1.72%		1.96%		1.57%	1.81%		1.63%
Portfolio turnover rate(l)	44%		25%		31%		18%	24%		13%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 19.96%.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (16.23)%.

(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 0.35%.

(j)	Does not include expenses of the underlying funds in which the Portfolio invests.

(k)	Annualized.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 27.14%.

(n)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (17.53)%.

(o)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.72%.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

AST Jennison Large-Cap Growth Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$40.50		$30.55		$31.05		$22.86	$23.20		$20.97

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)		(0.08)		(0.06)		(0.03)	(0.03)		(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	7.29		10.03		(0.44)		8.22	(0.31)		2.29

Total from investment operations	7.22		9.95		(0.50)		8.19	(0.34)		2.23

Capital Contributions	—		—	(b)(c)	—	(c)(d)	—	—	(c)(e)	—

Net Asset Value, end of period	$47.72		$40.50		$30.55		$31.05	$22.86		$23.20

Total Return(f)	17.77%		32.60	%(g)	(1.61	)%(g)	35.83%	(1.47	)%(g)	10.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,170		$1,255		$952		$1,152	$784		$1,097
Average net assets (in millions)	$1,161		$1,147		$1,190		$789	$858		$1,044
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.99	%(i)	0.99%		0.99%		0.99%	1.00%		0.99%
Expenses before waivers and/or expense reimbursement	0.99	%(i)	0.99%		0.99%		0.99%	1.00%		0.99%
Net investment income (loss)	(0.35	)%(i)	(0.22)%		(0.17)%		(0.12)%	(0.15)%		(0.27)%
Portfolio turnover rate(j)	48%		44%		39%		61%	42%		36%

AST Large-Cap Core Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$21.62		$17.27		$18.60		$15.32	$13.82		$13.61

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.25		0.19		0.17	0.19		0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.69)		4.10		(1.52)		3.11	1.31		0.01

Total from investment operations	(1.57)		4.35		(1.33)		3.28	1.50		0.21

Capital Contributions	—		—	(b)(c)	—	(c)(d)	—	—	(c)(e)	—

Net Asset Value, end of period	$20.05		$21.62		$17.27		$18.60	$15.32		$13.82

Total Return(f)	(7.26)%		25.19	%(g)	(7.15	)%(g)	21.41%	10.85	%(g)	1.54%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,946		$2,113		$2,110		$2,654	$2,947		$2,904
Average net assets (in millions)	$2,045		$2,211		$2,535		$2,770	$2,863		$2,986
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.81	%(i)	0.81%		0.81%		0.81%	0.80%		0.81%
Expenses before waivers and/or expense reimbursement	0.83	%(i)	0.83%		0.82%		0.82%	0.82%		0.82%
Net investment income (loss)	1.22	%(i)	1.26%		0.98%		1.05%	1.34%		1.45%
Portfolio turnover rate(j)	102%		93%		82%		87%	90%		96%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)	Less than $0.005 per share.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

AST Loomis Sayles Large-Cap Growth Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$63.87		$48.53		$49.87		$37.50	$35.52		$32.27

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.18		0.16		0.18	0.22		0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.96		15.16		(1.52)		12.19	1.71		3.08

Total from investment operations	6.04		15.34		(1.36)		12.37	1.93		3.25

Capital Contributions	—		—	(b)(c)(d)	0.02	(c)	—	0.05	(e)	—

Net Asset Value, end of period	$69.91		$63.87		$48.53		$49.87	$37.50		$35.52

Total Return(f)	9.44%		31.63	%(g)	(2.69	)%(h)	32.99%	5.57	%(i)	10.07%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,518		$2,899		$2,318		$2,954	$2,293		$2,434
Average net assets (in millions)	$2,630		$2,708		$2,849		$2,679	$2,364		$2,613
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	0.91	%(k)	0.91%		0.91%		0.91%	0.92%		0.92%
Expenses before waivers and/or expense reimbursement	0.97	%(k)	0.97%		0.97%		0.97%	0.98%		0.98%
Net investment income (loss)	0.27	%(k)	0.32%		0.31%		0.41%	0.61%		0.49%
Portfolio turnover rate(l)	26%		13%		8%		13%	13%		10%

AST MFS Global Equity Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$24.12		$18.56		$20.52		$16.57	$15.47		$15.70

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.22		0.18		0.15	0.13		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.99)		5.34		(2.15)		3.80	0.95		(0.36)

Total from investment operations	(1.89)		5.56		(1.97)		3.95	1.08		(0.23)

Capital Contributions	—		—	(b)(c)(d)	0.01	(c)	—	0.02	(e)	—

Net Asset Value, end of period	$22.23		$24.12		$18.56		$20.52	$16.57		$15.47

Total Return(f)	(7.84)%		29.96	%(g)	(9.55	)%(m)	23.84%	7.11	%(n)	(1.46)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$618		$725		$586		$754	$615		$620
Average net assets (in millions)	$607		$685		$707		$699	$607		$666
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	1.11	%(k)	1.11%		1.11%		1.11%	1.13%		1.12%
Expenses before waivers and/or expense reimbursement	1.11	%(k)	1.11%		1.11%		1.11%	1.13%		1.12%
Net investment income (loss)	0.90	%(k)	1.03%		0.90%		0.81%	0.81%		0.80%
Portfolio turnover rate(l)	30%		10%		10%		10%	28%		17%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (2.73)%.

(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 5.43%.

(j)	Does not include expenses of the underlying funds in which the Portfolio invests.

(k)	Annualized.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (9.60)%.

(n)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 6.98%.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

AST MFS Growth Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$33.37		$24.22		$23.71		$18.14	$17.80		$16.59

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.05)		(0.08)		(0.06)		(0.02)	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.08		9.23		0.56		5.59	0.36		1.23

Total from investment operations	3.03		9.15		0.50		5.57	0.33		1.21

Capital Contributions	—		—	(b)(c)(d)	0.01	(c)	—	0.01	(e)	—

Net Asset Value, end of period	$36.40		$33.37		$24.22		$23.71	$18.14		$17.80

Total Return(f)	9.08%		37.78	%(g)	2.15	%(h)	30.71%	1.91	%(i)	7.29%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,243		$1,393		$1,057		$1,217	$1,070		$1,182
Average net assets (in millions)	$1,293		$1,282		$1,266		$1,097	$1,132		$1,262
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	0.97	%(k)	0.97%		0.97%		0.99%	0.99%		0.99%
Expenses before waivers and/or expense reimbursement	0.99	%(k)	0.98%		0.98%		0.99%	0.99%		0.99%
Net investment income (loss)	(0.32	)%(k)	(0.28)%		(0.24)%		(0.11)%	(0.16)%		(0.12)%
Portfolio turnover rate(l)	32%		15%		17%		29%	29%		30%

AST MFS Large-Cap Value Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$23.36		$18.06		$20.10		$17.13	$15.10		$15.21

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.31		0.29		0.24	0.24		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.12)		4.99		(2.33)		2.73	1.79		(0.33)

Total from investment operations	(2.96)		5.30		(2.04)		2.97	2.03		(0.11)

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—

Net Asset Value, end of period	$20.40		$23.36		$18.06		$20.10	$17.13		$15.10

Total Return(f)	(12.67)%		29.35	%(g)	(10.15	)%(g)	17.34%	13.44	%(g)	(0.72)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,996		$1,974		$1,360		$1,579	$1,160		$588
Average net assets (in millions)	$1,621		$1,737		$1,537		$1,341	$970		$612
Ratios to average net assets(j):
Expenses after waivers and/or expense reimbursement	0.93	%(k)	0.93%		0.93%		0.93%	0.95%		0.96%
Expenses before waivers and/or expense reimbursement	0.93	%(k)	0.93%		0.93%		0.93%	0.95%		0.96%
Net investment income (loss)	1.53	%(k)	1.46%		1.46%		1.29%	1.47%		1.45%
Portfolio turnover rate(l)	31%		15%		9%		16%	33%		17%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 2.11%.

(i)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.85%.

(j)	Does not include expenses of the underlying funds in which the Portfolio invests.

(k)	Annualized.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

AST Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.74		$9.02		$9.43		$7.42	$7.30		$7.74

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		(0.03)		(0.02)		(0.02)	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.61		2.75		(0.39)		2.03	0.13		(0.42)

Total from investment operations	0.59		2.72		(0.41)		2.01	0.11		(0.44)

Capital Contributions	—		—	(b)(c)	—	(c)(d)	—	0.01	(e)	—

Net Asset Value, end of period	$12.33		$11.74		$9.02		$9.43	$7.42		$7.30

Total Return(f)	5.03%		30.16	%(g)	(4.35	)%(g)	27.09%	1.64	%(h)	(5.68)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,287		$1,417		$1,160		$1,437	$1,183		$1,330
Average net assets (in millions)	$1,239		$1,378		$1,410		$1,338	$1,221		$795
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.02	%(j)	1.00%		0.98%		0.98%	0.98%		1.03%
Expenses before waivers and/or expense reimbursement	1.09	%(j)	1.08%		1.08%		1.08%	1.08%		1.10%
Net investment income (loss)	(0.42	)%(j)	(0.30)%		(0.24)%		(0.25)%	(0.21)%		(0.29)%
Portfolio turnover rate(k)	51%		125%		66%		57%	71%		128%

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$35.30		$29.16		$34.91		$30.68	$25.95		$27.50

Income (Loss) From Investment Operations:
Net investment income (loss)	0.20		0.51		0.43		0.40	0.34		0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(8.87)		5.63		(6.18)		3.83	4.36		(1.94)

Total from investment operations	(8.67)		6.14		(5.75)		4.23	4.70		(1.55)

Capital Contributions	—		—	(b)(c)	—	(c)(d)	—	0.03	(e)	—

Net Asset Value, end of period	$26.63		$35.30		$29.16		$34.91	$30.68		$25.95

Total Return(f)	(24.56)%		21.01	%(g)	(16.47	)%(g)	13.79%	18.23	%(l)	(5.64)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$637		$849		$715		$1,009	$919		$810
Average net assets (in millions)	$632		$821		$922		$968	$816		$934
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.01	%(j)	1.00%		0.99%		0.99%	1.00%		1.00%
Expenses before waivers and/or expense reimbursement	1.01	%(j)	1.00%		0.99%		0.99%	1.00%		1.00%
Net investment income (loss)	1.42	%(j)	1.54%		1.25%		1.23%	1.25%		1.43%
Portfolio turnover rate(k)	39%		18%		20%		27%	30%		22%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)	Less than $0.005 per share.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.50%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 18.11%.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Financial Highlights

(unaudited)

AST Small-Cap Growth Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$53.05		$40.78		$44.51		$35.92	$32.05		$31.80

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.12)		(0.14)		(0.18)		(0.19)	(0.10)		(0.20)
Net realized and unrealized gain (loss) on investment	1.97	(b)	12.41		(3.55)		8.78	3.96		0.45

Total from investment operations	1.85		12.27		(3.73)		8.59	3.86		0.25

Capital Contributions	—		—	(c)(d)	—		—	0.01	(e)	—

Net Asset Value, end of period	$54.90		$53.05		$40.78		$44.51	$35.92		$32.05

Total Return(f)	3.49%		30.12	%(g)	(8.38)%		23.91%	12.07	%(h)	0.79%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$753		$863		$680		$884	$756		$737
Average net assets (in millions)	$712		$836		$904		$805	$697		$807
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.00	%(j)	0.99%		0.99%		0.99%	1.00%		1.00%
Expenses before waivers and/or expense reimbursement	1.00	%(j)	0.99%		0.99%		0.99%	1.01%		1.00%
Net investment income (loss)	(0.50	)%(j)	(0.28)%		(0.38)%		(0.49)%	(0.31)%		(0.59)%
Portfolio turnover rate(k)	58%		50%		56%		60%	91%		46%

AST Small-Cap Growth Opportunities Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$24.13		$17.68		$19.82		$15.53	$14.41		$14.23

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.06)		(0.11)		(0.09)		(0.08)	(0.04)		(0.04)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.43)		6.56		(2.05)		4.37	1.15		0.22

Total from investment operations	(0.49)		6.45		(2.14)		4.29	1.11		0.18

Capital Contributions	—		—	(c)(d)(l)	—	(d)(l)	—	0.01	(e)	—

Net Asset Value, end of period	$23.64		$24.13		$17.68		$19.82	$15.53		$14.41

Total Return(f)	(2.03)%		36.48	%(g)	(10.80	)%(g)	27.62%	7.77	%(m)	1.26%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$647		$788		$616		$852	$722		$747
Average net assets (in millions)	$640		$750		$857		$781	$690		$836
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.06	%(j)	1.05%		1.05%		1.05%	1.06%		1.05%
Expenses before waivers and/or expense reimbursement	1.06	%(j)	1.05%		1.05%		1.05%	1.06%		1.05%
Net investment income (loss)	(0.55	)%(j)	(0.51)%		(0.43)%		(0.47)%	(0.27)%		(0.24)%
Portfolio turnover rate(k)	58%		72%		65%		57%	71%		69%

(a)	Calculated based on average shares outstanding during the period.

(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 12.04%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.70%.

SEE NOTES TO FINANCIAL STATEMENTS.

C10

Financial Highlights

(unaudited)

AST Small-Cap Value Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$28.97		$23.75		$28.64		$26.68	$20.65		$21.58

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.24		0.18		0.14	0.11		0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.40)		4.98		(5.07)		1.82	5.88		(1.08)

Total from investment operations	(7.32)		5.22		(4.89)		1.96	5.99		(0.93)

Capital Contributions	—		—	(b)(c)	—	(c)(d)	—	0.04	(e)	—

Net Asset Value, end of period	$21.65		$28.97		$23.75		$28.64	$26.68		$20.65

Total Return(f)	(25.27)%		21.98	%(g)	(17.07	)%(g)	7.35%	29.20	%(h)	(4.31)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$511		$725		$589		$979	$1,066		$941
Average net assets (in millions)	$479		$703		$884		$1,035	$930		$1,042
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.03	%(j)	1.01%		1.00%		0.99%	1.00%		1.00%
Expenses before waivers and/or expense reimbursement	1.03	%(j)	1.01%		1.00%		0.99%	1.00%		1.00%
Net investment income (loss)	0.70	%(j)	0.90%		0.65%		0.53%	0.49%		0.72%
Portfolio turnover rate(k)	76%		67%		51%		50%	52%		63%

AST T. Rowe Price Large-Cap Growth Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period.	$46.15		$35.99		$34.65		$25.13	$24.47		$22.33

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.07)		(0.04)		0.04		(0.02)	(0.01)		(0.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	5.37		10.20		1.30		9.54	0.65		2.21

Total from investment operations	5.30		10.16		1.34		9.52	0.64		2.14

Capital Contributions	—		—	(b)(c)	—	(c)(d)	—	0.02	(e)	—

Net Asset Value, end of period	$51.45		$46.15		$35.99		$34.65	$25.13		$24.47

Total Return(f)	11.48%		28.23	%(g)	3.87	%(g)	37.88%	2.70	%(l)	9.58%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,712		$2,939		$2,373		$2,622	$1,664		$1,979
Average net assets (in millions)	$2,679		$2,768		$2,763		$2,257	$1,688		$1,988
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.90	%(j)	0.90%		0.90%		0.92%	0.95%		0.95%
Expenses before waivers and/or expense reimbursement	0.94	%(j)	0.94%		0.94%		0.94%	0.96%		0.96%
Net investment income (loss)	(0.32	)%(j)	(0.09)%		0.11%		(0.08)%	(0.06)%		(0.31)%
Portfolio turnover rate(k)	29%		28%		33%		41%	42%		47%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)	Less than $0.005 per share.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 29.01%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 2.62%.

SEE NOTES TO FINANCIAL STATEMENTS.

C11

Financial Highlights

(unaudited)

AST T. Rowe Price Large-Cap Value Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$17.23		$13.68		$15.14		$12.99	$12.24		$13.03

Income (Loss) From Investment Operations:
Net investment income (loss)	0.16		0.33		0.26		0.23	0.20		0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(3.43)		3.22		(1.72)		1.92	0.54		(0.95)

Total from investment operations	(3.27)		3.55		(1.46)		2.15	0.74		(0.79)

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)	—

Net Asset Value, end of period	$13.96		$17.23		$13.68		$15.14	$12.99		$12.24

Total Return(f)	(18.93)%		25.97	%(g)	(9.64	)%(g)	16.55%	6.13	%(h)	(6.06)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,377		$3,090		$1,302		$1,272	$861		$709
Average net assets (in millions)	$2,190		$2,451		$1,282		$1,098	$535		$794
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.78	%(j)	0.79%		0.88%		0.83%	0.81%		0.80%
Expenses before waivers and/or expense reimbursement	0.83	%(j)	0.84%		0.93%		0.94%	0.96%		0.95%
Net investment income (loss)	2.19	%(j)	2.08%		1.71%		1.65%	1.63%		1.27%
Portfolio turnover rate(k)	54%		73%		44%		41%	167%		63%

AST T. Rowe Price Natural Resources Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$22.52		$19.27		$23.12		$20.96	$16.82		$20.83

Income (Loss) From Investment Operations:
Net investment income (loss)	0.21		0.39		0.33		0.41	0.21		0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(5.06)		2.86		(4.19)		1.75	3.90		(4.18)

Total from investment operations	(4.85)		3.25		(3.86)		2.16	4.11		(4.01)

Capital Contributions	—		—	(b)(c)(d)	0.01	(c)	—	0.03	(e)	—

Net Asset Value, end of period	$17.67		$22.52		$19.27		$23.12	$20.96		$16.82

Total Return(f)	(21.54)%		16.87	%(g)	(16.65	)%(l)	10.31%	24.61	%(m)	(19.25)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$309		$417		$325		$543	$529		$417
Average net assets (in millions)	$303		$394		$481		$551	$465		$538
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.04	%(j)	1.03%		1.02%		1.02%	1.03%		1.04%
Expenses before waivers and/or expense reimbursement	1.06	%(j)	1.04%		1.03%		1.02%	1.03%		1.04%
Net investment income (loss)	2.35	%(j)	1.84%		1.43%		1.94%	1.09%		0.85%
Portfolio turnover rate(k)	73%		50%		49%		84%	93%		87%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 6.05%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (16.69)%.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 24.43%.

SEE NOTES TO FINANCIAL STATEMENTS.

C12

Financial Highlights

(unaudited)

AST Templeton Global Bond Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.41		$11.22		$11.00		$10.78	$10.33		$10.83

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.56		0.46		0.42	0.28		0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.86)		(0.37)		(0.29)		(0.20)	0.17		(0.71)

Total from investment operations	(0.72)		0.19		0.17		0.22	0.45		(0.50)

Capital Contributions	—		—	(b)(c)(d)	0.05	(c)	—	—	(d)(e)	—

Net Asset Value, end of period	$10.69		$11.41		$11.22		$11.00	$10.78		$10.33

Total Return(f)	(6.23)%		1.60	%(g)	2.00	%(h)	2.04%	4.36	%(g)	(4.62)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$286		$331		$311		$361	$341		$353
Average net assets (in millions)	$291		$328		$348		$353	$338		$591
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.94	%(j)	0.94%		0.93%		0.95%	0.98%		0.97%
Expenses before waivers and/or expense reimbursement	0.94	%(j)	0.94%		0.93%		0.95%	0.98%		0.97%
Net investment income (loss)	2.63	%(j)	4.91%		4.16%		3.80%	2.69%		1.98%
Portfolio turnover rate(k)	67%		47%		19%		36%	68%		60%

AST WEDGE Capital Mid-Cap Value Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$25.64		$21.52		$25.78		$21.75	$19.08		$20.43

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.41		0.20		0.17	0.25		0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(7.41)		3.71		(4.46)		3.86	2.39		(1.55)

Total from investment operations	(7.32)		4.12		(4.26)		4.03	2.64		(1.35)

Capital Contributions	—		—	(b)(d)	—		—	0.03	(e)	—

Net Asset Value, end of period	$18.32		$25.64		$21.52		$25.78	$21.75		$19.08

Total Return(f)	(28.55)%		19.14	%(g)	(16.52)%		18.53%	13.99	%(l)	(6.61)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$243		$338		$298		$426	$373		$360
Average net assets (in millions)	$237		$331		$382		$402	$351		$430
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.08	%(j)	1.06%		1.06%		1.06%	1.06%		1.07%
Expenses before waivers and/or expense reimbursement	1.09	%(j)	1.07%		1.07%		1.07%	1.07%		1.07%
Net investment income (loss)	0.89	%(j)	1.69%		0.78%		0.74%	1.29%		0.96%
Portfolio turnover rate(k)	55%		25%		33%		27%	35%		58%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 1.55%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 13.83%.

SEE NOTES TO FINANCIAL STATEMENTS.

C13

Financial Highlights

(unaudited)

AST Wellington Management Hedged Equity Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$17.42		$14.45		$15.21		$13.39	$12.57		$12.65

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.16		0.14		0.11	0.09		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.22)		2.81		(0.90)		1.71	0.73		(0.16)

Total from investment operations	(1.15)		2.97		(0.76)		1.82	0.82		(0.08)

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—

Net Asset Value, end of period.	$16.27		$17.42		$14.45		$15.21	$13.39		$12.57

Total Return(f)	(6.60)%		20.55	%(g)	(5.00	)%(g)	13.59%	6.52	%(g)	(0.63)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,827		$2,127		$1,779		$2,231	$2,091		$2,122
Average net assets (in millions)	$1,785		$2,031		$2,101		$2,169	$2,042		$2,200
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.03	%(i)	1.03%		1.03%		1.08%	1.09%		1.09%
Expenses before waivers and/or expense reimbursement	1.09	%(i)	1.09%		1.08%		1.09%	1.09%		1.09%
Net investment income (loss)	0.87	%(i)	0.98%		0.92%		0.80%	0.71%		0.62%
Portfolio turnover rate(j)	63%		58%		48%		59%	65%		55%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C14

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C15

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, QMA LLC (formerly, Quantitative Management Associates LLC) (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s

[1]	PGIM Investments serves as the sole investment manager for the following portfolio: AST AQR Emerging Markets Equity Portfolio.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various time periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST AQR Emerging Markets Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the remaining periods.

•

The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and noted that the Portfolio outperformed its benchmark index and Peer Universe median over the trailing one-year period through March 31, 2020.

•	The Board noted that the Portfolio outperformed its benchmark and Peer Universe median in the last seven of ten calendar years.

•

The Board also considered information provided by the Manager indicating that the strategy has a proven record of recovering from prior episodes of underperformance; noting that after lagging its peer median in 2015, the Portfolio outperformed that metric in 2016 by 357 basis points.

•

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses do not exceed 1.330% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Cohen & Steers Realty Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.10% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Emerging Markets Equity Portfolio (formerly AST Parametric Emerging Markets Equity Portfolio)
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered that at its January 2020 Board meeting, it approved a recommendation to replace Parametric and reposition assets in this Portfolio into a new multi-managed AST Emerging Market Equity Portfolio that was effective at the end of April 2020.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses do not exceed 1.30% of the Portfolio’s average daily net assets through June 30, 2022.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Small-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager has contractually agreed to waive 0.01% of its investment management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Hotchkis & Wiley Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.009% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.020% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST International Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio underperformed its benchmark index over all periods. In that regard, the Board considered the Manager’s assertion that the Peer Universe provided by Broadridge, an independent provider of mutual fund data, is an appropriate tool for comparison of the Portfolio’s performance to other similarly situated funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan International Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the remaining periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Large-Cap Core Portfolio (formerly, AST QMA Large-Cap Portfolio)
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	3rd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to underperformance in 2018 and 2019. In that regard, the Board noted that: since its first full month of reported performance through December 31, 2017, the strategy outperformed its benchmark and ranked in the first quartile; and that prior to 2018, this strategy outperformed both its benchmark and Peer Universe median in three out of the four calendar years between 2014 and 2017.

•	The Board noted that the Manager had contractually agreed to waive 0.015% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Loomis Sayles Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the remaining period.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to performance challenges in calendar year 2019.

•

The Board considered information provided by the Manager indicating that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index and median of its Peer Universe for all periods through March 31, 2020.

•	The Board noted that the Manager had contractually agreed to waive 0.06% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Global Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Mid-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fee: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period, though it underperformed its benchmark index over the remaining periods.

•

The Board noted that in April 2019 the Portfolio appointed new subadvisers to replace the Portfolio’s prior subadviser, and that as a result, the Portfolio’s performance prior to April 2019 was not attributable to the Portfolio’s current subadvisers and the current subadvisers should be afforded more time to have a meaningful influence on the Portfolio’s performance.

•

The Board noted that the Manager has contractually agreed to waive 0.0047% of its investment management fee through June 30, 2021 and that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.05% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

AST Neuberger Berman/LSV Mid-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the remaining periods.

•	The Board noted that it would consider strategic alternatives to address the performance of the Portfolio.

•	The Board noted that the Manager had contractually agreed to waive 0.002% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Opportunities Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.004% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Small-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-, five- and ten-year periods, though it underperformed its benchmark index over the three-year period.

•

The Board also noted information provided by the Manager indicating that the Portfolio’s longer-term performance was strong, with the Portfolio ranked in the second quartile of its Peer Universe and outperforming its benchmark index over the ten-year period.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the remaining period.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to performance challenges in calendar year 2019.

•	The Board noted that the Manager had contractually agreed to waive 0.0373% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Large-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board considered that the Portfolio outperformed its benchmark index over the one- and three-year periods, though it underperformed its benchmark index over the remaining periods.

•

The Board considered that in October 2016, the Portfolio adopted new investment policies and investment strategies, and a new subadviser assumed responsibility for managing the Portfolio, and that as a result, the longer-term performance of the Portfolio is not attributable to the Portfolio’s current subadviser.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Natural Resources Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0152% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Templeton Global Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the remaining periods.

•	The Board noted that it is considering strategic alternatives to address the Performance of the Portfolio.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST WEDGE Capital Mid-Cap Value Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted that it is considering strategic alternatives to address the Performance of the Portfolio.

•	The Board noted that the Manager had contractually agreed to waive 0.01% of its investment management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Hedged Equity Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.055% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

PRSRT STD

U.S. POSTAGE

PAID

DWIGHT, IL

PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-A

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Advanced Strategies Portfolio

AST AllianzGI World Trends Portfolio

AST Balanced Asset Allocation Portfolio

AST BlackRock Global Strategies Portfolio

AST Fidelity Institutional AM® Quantitative Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Growth Allocation Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST Advanced Strategies Portfolio	A3
	AST AllianzGI World Trends Portfolio	A78
	AST Balanced Asset Allocation Portfolio	A99
	AST BlackRock Global Strategies Portfolio	A103
	AST Fidelity Institutional AM® Quantitative Portfolio	A164
	AST Preservation Asset Allocation Portfolio	A213
	AST Prudential Growth Allocation Portfolio	A217

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2020

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2020

AST Advanced Strategies
Ten Largest Holdings	Line of Business	(% of Net Assets	)
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.500%, 01/15/28	U.S. Treasury Obligations	1.2%
Microsoft Corp.	Software	1.1%
Federal National Mortgage Assoc., 2.500%, TBA	U.S. Government Agency Obligations	1.0%
AST Small-Cap Value Portfolio	Small-Cap Value	0.9%
Amazon.com, Inc.	Internet & Direct Marketing Retail	0.9%
Federal National Mortgage Assoc., 2.500%, TBA	U.S. Government Agency Obligations	0.8%
Federal National Mortgage Assoc., 4.000%, TBA	U.S. Government Agency Obligations	0.8%
Federal National Mortgage Assoc., 3.500%, TBA	U.S. Government Agency Obligations	0.7%
AST Small-Cap Growth Portfolio	Small-Cap Growth	0.7%
AST Small-Cap Growth Opportunities Portfolio	Small-Cap Growth	0.7%

AST AllianzGI World Trends
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
iShares Core U.S. Aggregate Bond ETF	Exchange-Traded Funds	United States	2.6%
Microsoft Corp.	Software	United States	2.0%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	1.9%
Vanguard Total Bond Market ETF	Exchange-Traded Funds	United States	1.6%
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	1.3%
U.S. Treasury Notes, 0.250%, 06/15/23	U.S. Treasury Obligations	United States	1.0%
U.S. Treasury Notes, 0.125%, 06/30/22	U.S. Treasury Obligations	United States	0.9%
Wix.com Ltd.	IT Services	Israel	0.8%
U.S. Treasury Notes, 0.250%, 06/30/25	U.S. Treasury Obligations	United States	0.8%
U.S. Treasury Strips Coupon, 1.556%, 05/15/38	U.S. Treasury Obligations	United States	0.6%

AST Balanced Asset Allocation
Ten Largest Holdings	Asset Class	(% of Net Assets	)
AST Prudential Core Bond Portfolio	Core Bond	11.5%
AST Large-Cap Core Portfolio	Large/Mid-Cap Growth	9.5%
AST Wellington Management Global Bond Portfolio	Core Bond	8.1%
AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	7.1%
AST MFS Large-Cap Value Portfolio	Large/Mid-Cap Value	5.2%
AST Western Asset Core Plus Bond Portfolio	Core Bond	4.7%
AST Loomis Sayles Large-Cap Growth Portfolio	Large/Mid-Cap Growth	3.7%
AST T. Rowe Price Large-Cap Value Portfolio	Large/Mid-Cap Value	3.7%
AST International Growth Portfolio	International Growth	3.6%
AST International Value Portfolio	International Value	3.4%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST BlackRock Global Strategies
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
SPDR Bloomberg Barclays High Yield Bond ETF	Exchange-Traded Funds	United States	3.7%
Federal National Mortgage Assoc., 2.500%, TBA	U.S. Government Agency Obligations	United States	1.8%
Government National Mortgage Assoc., 3.500%, 05/20/50	U.S. Government Agency Obligations	United States	1.6%
Federal National Mortgage Assoc., 3.000%, TBA	U.S. Government Agency Obligations	United States	1.0%
Microsoft Corp.	Software	United States	0.7%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	0.6%
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	0.5%
Federal National Mortgage Assoc., 3.500%, TBA	U.S. Government Agency Obligations	United States	0.4%
Government National Mortgage Assoc., 3.000%, TBA	U.S. Government Agency Obligations	United States	0.4%
Federal National Mortgage Assoc., 4.000%, TBA	U.S. Government Agency Obligations	United States	0.4%

AST Fidelity Institutional AM® Quantitative
Ten Largest Holdings	Line of Business	(% of Net Assets	)
U.S. Treasury Bonds, 2.875%, 08/15/45	U.S. Treasury Obligations	1.7%
Federal National Mortgage Assoc., 3.500%, TBA	U.S. Government Agency Obligations	1.7%
U.S. Treasury Bonds, 2.000%, 02/15/50	U.S. Treasury Obligations	1.2%
U.S. Treasury Notes, 1.375%, 02/15/23	U.S. Treasury Obligations	1.0%
U.S. Treasury Notes, 1.125%, 02/28/25	U.S. Treasury Obligations	1.0%
U.S. Treasury Notes, 3.125%, 11/15/28	U.S. Treasury Obligations	0.8%
Roche Holding AG (Switzerland),	Pharmaceuticals	0.7%
Nestle SA (Switzerland),	Food Products	0.7%
U.S. Treasury Notes, 1.125%, 02/28/22	U.S. Treasury Obligations	0.7%
U.S. Treasury Notes, 1.125%, 02/28/27	U.S. Treasury Obligations	0.6%

AST Preservation Asset Allocation
Ten Largest Holdings	Asset Class	(% of Net Assets	)
AST Prudential Core Bond Portfolio	Core Bond	19.4%
AST Wellington Management Global Bond Portfolio	Core Bond	13.7%
AST Western Asset Core Plus Bond Portfolio	Core Bond	7.9%
AST Large-Cap Core Portfolio	Large/Mid-Cap Growth	5.8%
AST AB Global Bond Portfolio	Core Bond	5.4%
AST BlackRock/Loomis Sayles Bond Portfolio	Core Bond	5.0%
AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	4.3%
AST MFS Large-Cap Value Portfolio	Large/Mid-Cap Value	3.0%
AST Goldman Sachs Global Income Portfolio	Core Bond	2.8%
AST T. Rowe Price Large-Cap Value Portfolio	Large/Mid-Cap Value	2.3%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST Prudential Growth Allocation
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	2.4%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.0%
U.S. Treasury Notes, 3.125%, 11/15/28	U.S. Treasury Obligations	1.4%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.1%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	0.9%
U.S. Treasury Bonds, 3.125%, 02/15/43	U.S. Treasury Obligations	0.7%
U.S. Treasury Notes, 1.250%, 08/31/24	U.S. Treasury Obligations	0.6%
Federal National Mortgage Assoc., 3.000%, TBA	U.S. Government Agency Obligations	0.6%
Intel Corp.	Semiconductors & Semiconductor Equipment	0.6%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST Advanced Strategies Portfolio	Actual	$1,000.00	$947.30	0.91%	$4.41
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57

AST AllianzGI World Trends Portfolio	Actual	$1,000.00	$986.80	1.00%	$4.94
	Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02

AST Balanced Asset Allocation Portfolio	Actual	$1,000.00	$973.10	0.91%	$4.46
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57

AST BlackRock Global Strategies Portfolio	Actual	$1,000.00	$914.20	1.11%	$5.28
	Hypothetical	$1,000.00	$1,019.34	1.11%	$5.57

AST Fidelity Institutional AM® Quantitative Portfolio	Actual	$1,000.00	$940.40	0.92%	$4.44
	Hypothetical	$1,000.00	$1,020.29	0.92%	$4.62

AST Preservation Asset Allocation Portfolio	Actual	$1,000.00	$993.40	0.91%	$4.51
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57

AST Prudential Growth Allocation Portfolio	Actual	$1,000.00	$921.20	0.89%	$4.25
	Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

GLOSSARY

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	US Dollar
ZAR	South African Rand

144A	— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	— Annual payment frequency for swaps
ABS	— Asset-Backed Security
Aces	— Alternative Credit Enhancements Securities
ADR	— American Depositary Receipt
BABs	— Build America Bonds
BBR	— New Zealand Bank Bill Rate
BBSW	— Australian Bank Bill Swap Reference Rate
bps	— Basis Points
BROIS	— Brazil Overnight Index Swap
BTP	— Buoni del Tesoro Poliennali
BUBOR	— Budapest Interbank Offered Rate
CAC40	— French Stock Market Index
CBOE	— Chicago Board Options Exchange
CDI	— Chess Depository Interest
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
CMBX	— Commercial Mortgage-Backed Index
CMS	— Constant Maturity Swap
CMT	— Constant Maturity Treasury
COOIS	— Colombia Overnight Interbank Reference Rate
CPI	— Consumer Price Index
CSO	— Calendar Spread Options
CVA	— Certificate Van Aandelen (Bearer)
CVR	— Contingent Value Rights
CVT	— Convertible Security
DAX	— German Stock Index
DIP	— Debtor-In-Possession
EAFE	— Europe, Australasia, Far East
EMTN	— Euro Medium Term Note
EONIA	— Euro Overnight Index Average
ETF	— Exchange-Traded Fund
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FTSE	— Financial Times Stock Exchange
GDR	— Global Depositary Receipt
GMTN	— Global Medium Term Note
HICP	— Harmonised Index of Consumer Prices
IBEX	— Spanish Stock Index
iBoxx	— Bond Market Indices
ICE	— Intercontinental Exchange
IO	— Interest Only (Principal amount represents notional)
iTraxx	— International Credit Derivative Index
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LME	— London Metal Exchange
LP	— Limited Partnership
M	— Monthly payment frequency for swaps
MASTR	— Morgan Stanley Structured Asset Security
MSCI	— Morgan Stanley Capital International
MTN	— Medium Term Note
NASDAQ	— National Association of Securities Dealers Automated Quotations
NIBOR	— Norwegian Interbank Offered Rate
NSA	— Non-Seasonally Adjusted

SEE NOTES TO FINANCIAL STATEMENTS.

A1

GLOSSARY (continued)

NVDR	— Non-voting Depositary Receipt
NYSE	— New York Stock Exchange
OAT	— Obligations Assimilables du Tresor
OFZ	— Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OPIS	— Oil Price Information Service
OTC	— Over-the-counter
PIK	— Payment-in-Kind
PJSC	— Public Joint-Stock Company
PP	— Partly Paid
PRFC	— Preference Shares
PRI	— Primary Rate Interface
PRIBOR	— Prague Interbank Offered Rate
Q	— Quarterly payment frequency for swaps
RBOB	— Reformulated Gasoline Blendstock for Oxygen Blending
REITs	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduit Security
RSP	— Savings Shares
S	— Semiannual payment frequency for swaps
S&P	— Standard & Poor’s
SDR	— Sweden Depositary Receipt
SONIA	— Sterling Overnight Index Average
SPDR	— Standard & Poor’s Depositary Receipts
STIBOR	— Stockholm Interbank Offered Rate
STOXX	— Stock Index of the Eurozone
Strips	— Separate Trading of Registered Interest and Principal of Securities
T	— Swap payment upon termination
TBA	— To Be Announced
TELBOR	— Tel Aviv Interbank Offered Rate
TIPS	— Treasury Inflation-Protected Securities
TOPIX	— Tokyo Stock Price Index
ULSD	— Ultra-Low Sulfur Diesel
USOIS	— United States Overnight Index Swap
UTS	— Unit Trust Security
WIBOR	— Warsaw Interbank Offered Rate
WTI	— West Texas Intermediate
XLON	— London Stock Exchange
XTSE	— Toronto Stock Exchange
YOY	— Year Over Year

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 86.1%
AFFILIATED MUTUAL FUNDS — 2.6%	Shares	Value
AST Goldman Sachs Small-Cap Value Portfolio*	1,228,890	$23,312,051
AST Small-Cap Growth Opportunities Portfolio*	2,234,377	52,820,664
AST Small-Cap Growth Portfolio*	971,009	53,308,427
AST Small-Cap Value Portfolio*	3,371,101	72,984,329

TOTAL AFFILIATED MUTUAL FUNDS (cost $181,081,931)(w)		202,425,471

COMMON STOCKS — 45.1%
Aerospace & Defense — 1.0%
Airbus SE (France)*	98,598	7,063,717
BAE Systems PLC (United Kingdom)	850,700	5,113,691
Boeing Co. (The)	193,906	35,542,970
L3Harris Technologies, Inc.	60,505	10,265,883
Leonardo SpA (Italy)	251,400	1,681,376
Raytheon Technologies Corp.	71,845	4,427,089
Safran SA (France)*	93,364	9,408,014

		73,502,740

Air Freight & Logistics — 0.7%
Deutsche Post AG (Germany)*	149,800	5,522,020
DSV Panalpina A/S (Denmark)	53,623	6,575,092
Expeditors International of Washington, Inc.	193,849	14,740,278
Royal Mail PLC (United Kingdom)	806,200	1,823,039
United Parcel Service, Inc. (Class B Stock)	228,550	25,410,189

		54,070,618

Airlines — 0.2%
Air New Zealand Ltd. (New Zealand)	1,817,300	1,560,426
Deutsche Lufthansa AG (Germany)*(a)	104,000	1,049,513
International Consolidated Airlines Group SA (United Kingdom)	396,900	1,106,540
Japan Airlines Co. Ltd. (Japan)	104,900	1,902,164
Qantas Airways Ltd. (Australia)	956,000	2,527,176
Southwest Airlines Co.	235,161	8,037,803

		16,183,622

Auto Components — 0.2%
Cie Generale des Etablissements Michelin SCA (France)*	28,300	2,927,782
Cie Plastic Omnium SA (France)	74,000	1,521,895
Magna International, Inc. (Canada)	166,470	7,412,909
Xinyi Glass Holdings Ltd. (Hong Kong)	2,168,000	2,657,883
Yokohama Rubber Co. Ltd. (The) (Japan)	93,900	1,325,786

		15,846,255

Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	44,700	2,854,662
Daimler AG (Germany)*	50,400	2,058,834
Honda Motor Co. Ltd. (Japan)	145,500	3,717,522
Isuzu Motors Ltd. (Japan)	323,200	2,920,300
Peugeot SA (France)*	81,200	1,332,587
Toyota Motor Corp. (Japan)	36,600	2,294,933

COMMON STOCKS (continued)	Shares	Value
Automobiles (continued)
Volkswagen AG (Germany)*	18,200	$2,944,976

		18,123,814

Banks — 1.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA	129,900	1,130,426
Aozora Bank Ltd. (Japan)	63,100	1,098,214
Banco Bilbao Vizcaya Argentaria SA (Spain)	442,100	1,528,555
Banco Santander SA (Spain)*	703,400	1,725,115
Bank of America Corp.	147,900	3,512,625
Barclays PLC (United Kingdom)	1,448,900	2,060,314
BAWAG Group AG (Austria), 144A*	32,800	1,137,582
BNP Paribas SA (France)*	73,400	2,934,621
China Merchants Bank Co. Ltd. (China) (Class H Stock)	2,025,000	9,346,681
Credit Agricole SA (France)*	243,800	2,339,595
Danske Bank A/S (Denmark)*	159,400	2,134,786
DBS Group Holdings Ltd. (Singapore)	84,800	1,271,454
DNB ASA (Norway)*	173,900	2,308,231
Fifth Third Bancorp	888,420	17,128,738
Gunma Bank Ltd. (The) (Japan)	371,000	1,176,939
ING Groep NV (Netherlands)	208,600	1,459,403
JPMorgan Chase & Co.	212,991	20,033,934
Keiyo Bank Ltd. (The) (Japan)	163,500	784,340
Lloyds Banking Group PLC (United Kingdom)	2,667,500	1,033,365
Mediobanca Banca di Credito Finanziario SpA (Italy)	223,500	1,616,124
Mitsubishi UFJ Financial Group, Inc. (Japan)	494,500	1,938,978
Mizuho Financial Group, Inc. (Japan)	1,710,500	2,095,959
Nishi-Nippon Financial Holdings, Inc. (Japan)	128,800	869,764
Nordea Bank Abp (Finland)*	177,900	1,236,703
Resona Holdings, Inc. (Japan)	500,700	1,710,328
Signature Bank	70,908	7,581,483
Societe Generale SA (France)*	67,600	1,138,625
Sumitomo Mitsui Financial Group, Inc. (Japan)	103,700	2,916,656
Swedbank AB (Sweden) (Class A Stock)*	92,300	1,185,134
Wells Fargo & Co.	1,025,592	26,255,155

		122,689,827

Beverages — 0.6%
Brown-Forman Corp. (Class B Stock)(a)	171,502	10,917,817
C&C Group PLC (Ireland)	408,900	1,167,052
Diageo PLC (United Kingdom)	238,350	7,930,672
Monster Beverage Corp.*	310,608	21,531,347
PepsiCo, Inc.	60,438	7,993,530

		49,540,418

Biotechnology — 1.0%
AbbVie, Inc.	192,025	18,853,014
Abcam PLC (United Kingdom)	159,918	2,638,636
CSL Ltd. (Australia)	54,822	10,953,033

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	134,725	$10,365,741
Pharming Group NV (Netherlands)*	1,367,900	1,805,519
Regeneron Pharmaceuticals, Inc.*	43,504	27,131,270
Swedish Orphan Biovitrum AB (Sweden)*	121,900	2,836,619

		74,583,832

Building Products — 0.5%
AGC, Inc. (Japan)	85,400	2,432,953
Cie de Saint-Gobain (France)*	70,600	2,561,787
Daikin Industries Ltd. (Japan)	71,300	11,478,595
dormakaba Holding AG (Switzerland)*	2,500	1,370,220
Fortune Brands Home & Security, Inc.	102,989	6,584,087
Kingspan Group PLC (Ireland)	187,003	12,107,939

		36,535,581

Capital Markets — 1.7%
3i Group PLC (United Kingdom)	196,800	2,038,640
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	277,035	9,114,452
Charles Schwab Corp. (The)	294,987	9,952,861
Credit Suisse Group AG (Switzerland)	402,200	4,210,537
FactSet Research Systems, Inc.	35,583	11,687,948
Franklin Resources, Inc.(a)	148,368	3,111,277
Investec PLC (South Africa)	263,400	530,753
London Stock Exchange Group PLC (United Kingdom)	111,853	11,616,596
Morgan Stanley	722,476	34,895,591
Natixis SA (France)*	488,100	1,290,412
Ninety One PLC (United Kingdom)*	46,700	119,838
Nomura Holdings, Inc. (Japan)	728,900	3,259,677
Partners Group Holding AG (Switzerland)	11,354	10,351,117
SEI Investments Co.	201,050	11,053,729
State Street Corp.	163,803	10,409,681
UBS Group AG (Switzerland)	478,000	5,567,056
Vontobel Holding AG (Switzerland)	21,400	1,503,559

		130,713,724

Chemicals — 1.0%
Arkema SA (France)	32,100	3,084,579
CF Industries Holdings, Inc.	309,896	8,720,473
Chr Hansen Holding A/S (Denmark)	30,213	3,120,441
Covestro AG (Germany), 144A*	65,400	2,502,515
DuPont de Nemours, Inc.	388,505	20,641,271
Kaneka Corp. (Japan)	50,000	1,298,926
Lintec Corp. (Japan)	62,400	1,483,488
Mitsubishi Chemical Holdings Corp. (Japan)	270,500	1,573,970
Mitsubishi Gas Chemical Co., Inc. (Japan)	177,200	2,684,548
Mitsui Chemicals, Inc. (Japan)	79,400	1,656,849
Sherwin-Williams Co. (The)	24,173	13,968,368
Sika AG (Switzerland)	49,350	9,552,887
Solvay SA (Belgium)	17,000	1,367,210
Teijin Ltd. (Japan)	74,300	1,180,857
Toagosei Co. Ltd. (Japan)	96,000	940,557
Tokuyama Corp. (Japan)	60,800	1,430,342

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Ube Industries Ltd. (Japan)	140,900	$2,421,640
Yara International ASA (Norway)	74,600	2,601,003

		80,229,924

Commercial Services & Supplies — 0.4%
Babcock International Group PLC (United Kingdom)	325,500	1,258,896
Cintas Corp.	46,898	12,491,751
Loomis AB (Sweden)*	52,800	1,269,047
Rentokil Initial PLC (United Kingdom)	1,189,347	7,531,484
Societe BIC SA (France)	31,100	1,581,919
Stericycle, Inc.*(a)	111,373	6,234,660

		30,367,757

Communications Equipment — 0.4%
Cisco Systems, Inc.	704,535	32,859,512

Construction & Engineering — 0.1%
Bouygues SA (France)*	72,900	2,513,055
CIMIC Group Ltd. (Australia)	1	17
Hazama Ando Corp. (Japan)	226,000	1,306,636
Kandenko Co. Ltd. (Japan)	150,800	1,283,533
Obayashi Corp. (Japan)	210,000	1,962,726
Skanska AB (Sweden) (Class B Stock)*	147,000	3,004,037

		10,070,004

Construction Materials — 0.1%
China Resources Cement Holdings Ltd. (China)	1,812,000	2,225,372
HeidelbergCement AG (Germany)	21,200	1,141,618
Imerys SA (France)	30,200	1,036,313
Wienerberger AG (Austria)	88,200	1,927,990

		6,331,293

Consumer Finance — 0.0%
Capital One Financial Corp.	32,510	2,034,801
Credit Saison Co. Ltd. (Japan)	100,600	1,149,857

		3,184,658

Containers & Packaging — 0.2%
International Paper Co.	462,144	16,272,090
Smurfit Kappa Group PLC (Ireland)	58,500	1,970,076

		18,242,166

Distributors — 0.0%
Inchcape PLC (United Kingdom)	136,200	827,901

Diversified Consumer Services — 0.2%
TAL Education Group (China), ADR*	205,068	14,022,550

Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	427,348	8,243,543
Fuyo General Lease Co. Ltd. (Japan)	44,400	2,467,416
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	276,900	1,310,613
ORIX Corp. (Japan)	185,400	2,284,546

		14,306,118

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services — 0.5%
BT Group PLC (United Kingdom)	1,812,200	$2,579,218
Deutsche Telekom AG (Germany)	183,500	3,104,269
Nippon Telegraph & Telephone Corp. (Japan)	278,200	6,483,519
Orange SA (France)	347,300	4,161,904
Telefonica SA (Spain)	431,500	2,066,980
United Internet AG (Germany)	84,300	3,593,395
Verizon Communications, Inc.	279,179	15,391,138

		37,380,423

Electric Utilities — 1.1%
Edison International	253,107	13,746,241
Endesa SA (Spain)(a)	124,600	3,077,958
Enel SpA (Italy)	680,500	5,894,061
Iberdrola SA (Spain)	318,300	3,699,776
NextEra Energy, Inc.	69,384	16,663,955
Orsted A/S (Denmark), 144A	85,933	9,984,763
Southern Co. (The)	556,650	28,862,303

		81,929,057

Electrical Equipment — 0.1%
Rockwell Automation, Inc.	34,780	7,408,140
Signify NV (Netherlands), 144A*	105,000	2,731,310

		10,139,450

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	104,846	10,045,295
Daiwabo Holdings Co. Ltd. (Japan)	20,100	1,313,390
Halma PLC (United Kingdom)	224,302	6,413,869
Hexagon AB (Sweden) (Class B Stock)*	230,025	13,532,884
Hitachi Ltd. (Japan)	56,900	1,807,551
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	1,690,069
Keyence Corp. (Japan)	40,500	16,933,960
Kingboard Holdings Ltd. (China)	915,000	2,384,961
TE Connectivity Ltd.	91,262	7,442,416
Tongda Group Holdings Ltd. (Hong Kong)	12,390,000	742,591
Venture Corp. Ltd. (Singapore)	196,300	2,291,050

		64,598,036

Energy Equipment & Services — 0.1%
Schlumberger Ltd.	446,803	8,216,707
Tenaris SA (Luxembourg)	330,498	2,153,522

		10,370,229

Entertainment — 0.7%
Electronic Arts, Inc.*	133,940	17,686,777
NetEase, Inc. (China), ADR	27,771	11,924,312
Walt Disney Co. (The)	208,545	23,254,853

		52,865,942

Equity Real Estate Investment Trusts (REITs) — 2.5%
AEON REIT Investment Corp. (Japan)	900	959,975
Alexandria Real Estate Equities, Inc.	40,615	6,589,784
American Homes 4 Rent (Class A Stock)	120,079	3,230,125

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.	29,967	$7,747,668
Americold Realty Trust	63,805	2,316,121
Apartment Investment & Management Co. (Class A Stock)	55,148	2,075,771
AvalonBay Communities, Inc.	31,734	4,907,346
Camden Property Trust	25,110	2,290,534
CoreSite Realty Corp.	9,822	1,189,051
Crown Castle International Corp.	15,715	2,629,905
Digital Realty Trust, Inc.(a)	43,038	6,116,130
Duke Realty Corp.	226,067	8,000,511
Equinix, Inc.	14,976	10,517,645
Equity LifeStyle Properties, Inc.	73,752	4,608,025
Equity Residential	114,752	6,749,713
Essex Property Trust, Inc.	16,912	3,875,723
First Industrial Realty Trust, Inc.	43,677	1,678,944
Gaming & Leisure Properties, Inc.(a)	68,423	2,367,436
Healthpeak Properties, Inc.	44,430	1,224,491
Invitation Homes, Inc.	187,160	5,152,515
MGM Growth Properties LLC (Class A Stock)(a)	116,883	3,180,386
Mid-America Apartment Communities, Inc.	32,352	3,709,804
Mirvac Group (Australia)	1,279,400	1,919,716
Prologis, Inc.	211,629	19,751,335
Public Storage(a)	13,271	2,546,572
Regency Centers Corp.	33,928	1,556,956
Rexford Industrial Realty, Inc.	42,976	1,780,496
SBA Communications Corp.	85,859	25,579,113
Segro PLC (United Kingdom)	801,600	8,899,259
SL Green Realty Corp.(a)	162,458	8,007,555
Stockland (Australia)	808,100	1,870,892
Sun Communities, Inc.	70,837	9,611,164
Sunstone Hotel Investors, Inc.	83,712	682,253
UDR, Inc.	77,201	2,885,773
Weyerhaeuser Co.	763,487	17,147,918

		193,356,605

Food & Staples Retailing — 0.7%
Carrefour SA (France)(a)	194,400	3,012,203
Costco Wholesale Corp.	33,196	10,065,359
J Sainsbury PLC (United Kingdom)	1,474,700	3,808,784
Koninklijke Ahold Delhaize NV (Netherlands)	283,500	7,758,985
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	45,400	1,647,714
Metcash Ltd. (Australia)(a)	1,047,200	1,973,245
METRO AG (Germany)	136,700	1,304,363
Tesco PLC (United Kingdom)	1,936,900	5,482,126
Valor Holdings Co. Ltd. (Japan)	38,700	754,456
Walmart, Inc.	122,987	14,731,383
Wm Morrison Supermarkets PLC (United Kingdom)	1,281,100	3,038,411

		53,577,029

Food Products — 0.7%
Bunge Ltd.	203,686	8,377,605
Conagra Brands, Inc.	400,426	14,082,982
Inghams Group Ltd. (Australia)	587,900	1,301,613

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Leroy Seafood Group ASA (Norway)	450,600	$2,709,973
Origin Enterprises PLC (Ireland)	206,800	630,704
Premier Foods PLC (United Kingdom)*	672,846	585,419
Prima Meat Packers Ltd. (Japan)	31,000	829,566
Tate & Lyle PLC (United Kingdom)	294,700	2,441,956
Tyson Foods, Inc. (Class A Stock)	339,745	20,286,174
WH Group Ltd. (Hong Kong), 144A	4,917,500	4,243,474
Wilmar International Ltd. (China)	471,000	1,386,059

		56,875,525

Gas Utilities — 0.0%
Enagas SA (Spain)	24,600	602,837
Rubis SCA (France)(a)	23,700	1,146,539

		1,749,376

Health Care Equipment & Supplies — 2.2%
Asahi Intecc Co. Ltd. (Japan)	164,200	4,652,958
Becton, Dickinson & Co.	72,267	17,291,325
Coloplast A/S (Denmark) (Class B Stock)	74,872	11,640,376
Danaher Corp.	83,713	14,802,970
DexCom, Inc.*	37,466	15,188,716
Edwards Lifesciences Corp.*	148,656	10,273,616
Hologic, Inc.*	244,681	13,946,817
Hoya Corp. (Japan)	105,800	10,075,565
Intuitive Surgical, Inc.*(a)	40,858	23,282,114
Medtronic PLC.	240,104	22,017,537
Straumann Holding AG (Switzerland)	12,137	10,488,314
Varian Medical Systems, Inc.*(a)	33,618	4,118,877
Zimmer Biomet Holdings, Inc.	81,791	9,762,574

		167,541,759

Health Care Providers & Services — 0.4%
Alfresa Holdings Corp. (Japan)	104,600	2,183,447
CVS Health Corp.	331,098	21,511,437
Fresenius SE & Co. KGaA (Germany)*	70,800	3,537,854
Medipal Holdings Corp. (Japan)	83,700	1,612,474
Toho Holdings Co. Ltd. (Japan)	42,900	802,125

		29,647,337

Health Care Technology — 0.2%
Cerner Corp.	175,345	12,019,900

Hotels, Restaurants & Leisure — 0.6%
Aristocrat Leisure Ltd. (Australia)	326,958	5,834,996
Compass Group PLC (United Kingdom)	482,393	6,681,018
Las Vegas Sands Corp.	145,285	6,616,279
McDonald’s Corp.	12,461	2,298,680
Restaurant Group PLC (The) (United Kingdom)	58,052	41,040
Starbucks Corp.	140,914	10,369,861
Yum China Holdings, Inc. (China)	106,853	5,136,424
Yum! Brands, Inc.	94,536	8,216,124

		45,194,422

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	231,000	1,429,632

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
Bellway PLC (United Kingdom)	45,500	$1,441,796
Haseko Corp. (Japan)	142,900	1,800,046
Nikon Corp. (Japan)	227,800	1,909,450
Redrow PLC (United Kingdom)	193,000	1,036,666
Skyworth Group Ltd. (Hong Kong)*	493,000	139,248
Sumitomo Forestry Co. Ltd. (Japan)	80,700	1,013,299
Taylor Wimpey PLC (United Kingdom)	1,112,300	1,978,242
Vistry Group PLC (United Kingdom)	187,639	1,660,301

		12,408,680

Household Products — 0.4%
Colgate-Palmolive Co.	140,724	10,309,440
Kimberly-Clark Corp.	116,307	16,439,995

		26,749,435

Industrial Conglomerates — 0.6%
CK Hutchison Holdings Ltd. (United Kingdom)	263,500	1,694,409
General Electric Co.	3,571,213	24,391,385
Rheinmetall AG (Germany)	36,500	3,191,317
Roper Technologies, Inc.	37,683	14,630,802
Siemens AG (Germany)	7,510	891,117

		44,799,030

Insurance — 1.8%
Aegon NV (Netherlands)	398,200	1,194,889
AIA Group Ltd. (Hong Kong)	1,256,000	11,741,156
Allianz SE (Germany)	26,400	5,423,588
American International Group, Inc.	738,069	23,012,991
ASR Nederland NV (Netherlands)	63,500	1,965,336
Aviva PLC (United Kingdom)	391,100	1,334,646
AXA SA (France)*(a)	173,900	3,669,076
Baloise Holding AG (Switzerland)	12,200	1,837,388
Chubb Ltd.	217,601	27,552,639
CNP Assurances (France)*	130,800	1,522,979
Dai-ichi Life Holdings, Inc. (Japan)	144,200	1,716,735
Helvetia Holding AG (Switzerland)	23,000	2,157,183
Legal & General Group PLC (United Kingdom)	686,400	1,877,749
Mapfre SA (Spain)	951,200	1,698,050
Marsh & McLennan Cos., Inc.	141,118	15,151,840
MetLife, Inc.	445,996	16,287,774
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	11,500	2,999,241
NN Group NV (Netherlands)	78,800	2,652,452
Sompo Holdings, Inc. (Japan)	57,000	1,959,345
Swiss Life Holding AG (Switzerland)	12,400	4,618,891
UnipolSai Assicurazioni SpA (Italy)	648,000	1,554,140
Zurich Insurance Group AG (Switzerland)	11,600	4,108,656

		136,036,744

Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	12,919	18,319,788
Alphabet, Inc. (Class C Stock)*	24,776	35,023,601
Facebook, Inc. (Class A Stock)*	170,899	38,806,036

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Interactive Media & Services (continued)
Tencent Holdings Ltd. (China)	350,900	$22,626,574

		114,775,999

Internet & Direct Marketing Retail — 1.9%
Alibaba Group Holding Ltd. (China)*	821,968	22,254,669
Alibaba Group Holding Ltd. (China), ADR*	193,419	41,720,478
Amazon.com, Inc.*	26,089	71,974,855
Booking Holdings, Inc.*	1,052	1,675,142
MercadoLibre, Inc. (Argentina)*	9,451	9,316,512

		146,941,656

IT Services — 1.8%
Adyen NV (Netherlands), 144A*	9,015	13,182,436
Amadeus IT Group SA (Spain)	140,137	7,330,093
Atos SE (France)*	30,300	2,600,143
Automatic Data Processing, Inc.	32,267	4,804,234
Capgemini SE (France)	103,415	11,934,771
DTS Corp. (Japan)	71,100	1,467,277
Genpact Ltd.	342,884	12,522,124
Link Administration Holdings Ltd. (Australia)	586,500	1,677,753
Mastercard, Inc. (Class A Stock)	55,487	16,407,506
NS Solutions Corp. (Japan)	53,100	1,452,343
PayPal Holdings, Inc.*	109,984	19,162,512
Sopra Steria Group (France)	21,600	2,685,830
Visa, Inc. (Class A Stock)(a)	216,026	41,729,742

		136,956,764

Life Sciences Tools & Services — 0.8%
Illumina, Inc.*(a)	62,738	23,235,018
Lonza Group AG (Switzerland)	27,526	14,588,922
Thermo Fisher Scientific, Inc.	68,792	24,926,093

		62,750,033

Machinery — 1.4%
Atlas Copco AB (Sweden) (Class A Stock)	328,659	14,001,010
Cummins, Inc.	34,103	5,908,686
Deere & Co.	120,438	18,926,832
Duerr AG (Germany)	57,800	1,518,097
Fortive Corp.	182,310	12,335,094
Hong Leong Asia Ltd. (Singapore)	377,000	134,555
Illinois Tool Works, Inc.	58,647	10,254,428
Komatsu Ltd. (Japan)	72,700	1,488,046
Rational AG (Germany)(a)	11,780	6,633,169
Sandvik AB (Sweden)*	99,000	1,873,535
SKF AB (Sweden) (Class B Stock)	132,500	2,485,700
SMC Corp. (Japan)	22,800	11,680,590
Spirax-Sarco Engineering PLC (United Kingdom)	54,033	6,700,865
Sumitomo Heavy Industries Ltd. (Japan)	67,500	1,477,421
Tsubakimoto Chain Co. (Japan)	74,400	1,807,446
Valmet OYJ (Finland)(a)	115,900	3,042,999
Vesuvius PLC (United Kingdom)	152,000	729,500

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Volvo AB (Sweden) (Class B Stock)*	297,000	$4,676,408

		105,674,381

Marine — 0.0%
Dfds A/S (Denmark)*	44,500	1,384,026

Media — 0.5%
Comcast Corp. (Class A Stock)	315,560	12,300,529
Fox Corp. (Class B Stock)	371,459	9,969,959
News Corp. (Class A Stock)(a)	641,002	7,602,284
Nippon Television Holdings, Inc. (Japan)	113,700	1,229,094
Reach PLC (United Kingdom)	126,600	121,116
SKY Perfect JSAT Holdings, Inc. (Japan)	426,900	1,586,278
Telenet Group Holding NV (Belgium)	52,100	2,152,351

		34,961,611

Metals & Mining — 0.3%
Anglo American PLC (South Africa)	161,700	3,786,382
Aurubis AG (Germany)	28,200	1,745,625
Bekaert SA (Belgium)	89,000	1,750,424
BHP Group Ltd. (Australia)	126,400	3,149,712
Boliden AB (Sweden)	80,300	1,840,762
Fortescue Metals Group Ltd. (Australia)	511,400	4,936,991
Perenti Global Ltd. (Australia)	963,600	773,021
Rio Tinto Ltd. (Australia)	45,000	3,055,381
St. Barbara Ltd. (Australia)	859,100	1,889,984

		22,928,282

Multiline Retail — 0.2%
Dollarama, Inc. (Canada)	191,175	6,359,357
Harvey Norman Holdings Ltd. (Australia)(a)	646,100	1,592,559
Kohl’s Corp.	125,246	2,601,359
Marks & Spencer Group PLC (United Kingdom)	849,800	1,049,363

		11,602,638

Multi-Utilities — 0.4%
A2A SpA (Italy)	1,757,000	2,494,631
AGL Energy Ltd. (Australia)	243,600	2,885,097
Ameren Corp.	70,309	4,946,941
CenterPoint Energy, Inc.	445,729	8,321,761
Engie SA (France)*	202,000	2,507,606
Sempra Energy	53,273	6,245,194

		27,401,230

Oil, Gas & Consumable Fuels — 1.5%
Beach Energy Ltd. (Australia)	1,069,900	1,142,080
BP PLC (United Kingdom)	355,500	1,364,050
ConocoPhillips	194,935	8,191,169
Enbridge, Inc. (Canada)	200,381	6,095,590
Equinor ASA (Norway)	123,600	1,767,297
Exxon Mobil Corp.	338,548	15,139,867
Idemitsu Kosan Co. Ltd. (Japan)	61,700	1,313,078
Neste OYJ (Finland)	178,949	7,026,901
OMV AG (Austria)*	86,600	2,930,856
Pioneer Natural Resources Co.	92,198	9,007,745

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Reliance Industries Ltd. (India)	477,725	$10,813,389
Reliance Industries Ltd. PP (India)*	32,944	348,098
Repsol SA (Spain)	363,200	3,214,500
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	158,400	2,419,021
TC Energy Corp. (Canada)	408,680	17,516,025
TOTAL SA (France)	96,000	3,709,892
TOTAL SA (France), ADR	677,281	26,048,227

		118,047,785

Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	2,829,000	1,534,433

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	58,575	11,051,931
L’Oreal SA (France)*	31,220	10,040,515
Shiseido Co. Ltd. (Japan)	136,900	8,697,488

		29,789,934

Pharmaceuticals — 2.7%
Astellas Pharma, Inc. (Japan)	323,800	5,403,229
Bayer AG (Germany)	74,300	5,533,817
Elanco Animal Health, Inc.*	299,089	6,415,459
GlaxoSmithKline PLC (United Kingdom)	530,100	10,787,266
Johnson & Johnson	188,736	26,541,944
Merck & Co., Inc.	78,443	6,065,997
Merck KGaA (Germany)	20,100	2,354,549
Novartis AG (Switzerland)	121,300	10,618,547
Novartis AG (Switzerland), ADR	147,940	12,921,080
Novo Nordisk A/S (Denmark), ADR	88,091	5,768,199
Novo Nordisk A/S (Denmark) (Class B Stock)	179,756	11,718,025
Perrigo Co. PLC	180,563	9,979,717
Pfizer, Inc.	427,673	13,984,907
Roche Holding AG (Switzerland)	44,100	15,360,936
Roche Holding AG (Switzerland), ADR	493,322	21,400,308
Sanofi (France)	108,500	11,122,120
Sawai Pharmaceutical Co. Ltd. (Japan)	39,600	2,033,866
Shionogi & Co. Ltd. (Japan)	45,700	2,861,008
Teva Pharmaceutical Industries Ltd. (Israel)*	149,100	1,814,824
Towa Pharmaceutical Co. Ltd. (Japan)	98,400	1,817,081
UCB SA (Belgium)	26,100	3,033,662
Zoetis, Inc.	121,178	16,606,233

		204,142,774

Professional Services — 0.5%
Adecco Group AG (Switzerland)	61,700	2,919,414
Experian PLC (United Kingdom)	400,853	14,120,625
Nielsen Holdings PLC	386,555	5,744,207
RELX PLC (United Kingdom)	465,711	10,846,112
Teleperformance (France)*	23,054	5,878,788

		39,509,146

Real Estate Management & Development — 0.1%
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,157,792

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Daito Trust Construction Co. Ltd. (Japan)	30,400	$2,792,896
Daiwa House Industry Co. Ltd. (Japan)	115,100	2,713,498
Nexity SA (France)	29,500	957,391
Nomura Real Estate Holdings, Inc. (Japan)	84,800	1,572,646

		9,194,223

Road & Rail — 0.2%
Canadian National Railway Co. (Canada)	136,763	12,099,738
Firstgroup PLC (United Kingdom)*	766,000	481,226
Go-Ahead Group PLC (The) (United Kingdom)	96,500	995,181
National Express Group PLC (United Kingdom)	469,400	1,093,929
Sankyu, Inc. (Japan)	46,800	1,756,679

		16,426,753

Semiconductors & Semiconductor Equipment — 2.1%
Applied Materials, Inc.	352,339	21,298,893
ASML Holding NV (Netherlands)	13,666	5,049,517
Dialog Semiconductor PLC (United Kingdom)*	63,800	2,938,927
Infineon Technologies AG (Germany)	558,097	13,248,182
NVIDIA Corp.	76,820	29,184,686
NXP Semiconductors NV (Netherlands)	138,022	15,740,029
QUALCOMM, Inc.	442,896	40,396,544
Siltronic AG (Germany)	20,200	2,074,810
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,471,000	15,666,526
Texas Instruments, Inc.(a)	125,957	15,992,760
Tokyo Seimitsu Co. Ltd. (Japan)	35,900	1,154,488
Ulvac, Inc. (Japan)	58,100	1,676,798

		164,422,160

Software — 3.5%
Adobe, Inc.*	23,160	10,081,780
Atlassian Corp. PLC (Class A Stock)*	29,883	5,387,008
Autodesk, Inc.*	210,047	50,241,142
Intuit, Inc.	51,024	15,112,799
Micro Focus International PLC (United Kingdom)	174,000	931,463
Microsoft Corp.	402,292	81,870,445
Oracle Corp.	472,991	26,142,213
salesforce.com, Inc.*	204,922	38,388,038
SAP SE (Germany)	95,790	13,462,249
TeamViewer AG (Germany), 144A*	60,058	3,305,776
Temenos AG (Switzerland)	66,795	10,466,075
Workday, Inc. (Class A Stock)*	56,018	10,495,532

		265,884,520

Specialty Retail — 0.1%
EDION Corp. (Japan)	138,000	1,398,512
Geo Holdings Corp. (Japan)	96,500	1,209,859
Kingfisher PLC (United Kingdom)	758,200	2,074,208
Super Retail Group Ltd. (Australia)	228,600	1,282,139

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	96,741	$4,891,225

		10,855,943

Technology Hardware, Storage & Peripherals — 0.0%
Brother Industries Ltd. (Japan)	77,300	1,395,046

Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc.*	64,266	20,051,635
LVMH Moet Hennessy Louis Vuitton SE (France)	41,081	18,268,446
Pandora A/S (Denmark)	33,300	1,821,014
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,055,500	1,616,031

		41,757,126

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	289,292	6,716,923
Paragon Banking Group PLC (United Kingdom)	358,700	1,561,841

		8,278,764

Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	200,800	7,749,157
Imperial Brands PLC (United Kingdom)	180,600	3,454,164
Philip Morris International, Inc.	231,309	16,205,508

		27,408,829

Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	286,209	9,692,280
ITOCHU Corp. (Japan)	190,400	4,100,374
Marubeni Corp. (Japan)	478,600	2,165,216
Mitsui & Co. Ltd. (Japan)	98,200	1,451,686
Sumitomo Corp. (Japan)	87,100	996,994

		18,406,550

Transportation Infrastructure — 0.0%
Shenzhen International Holdings Ltd. (China)	636,000	1,019,154

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	208,500	6,251,880
NTT DOCOMO, Inc. (Japan)	64,900	1,727,268

		7,979,148

TOTAL COMMON STOCKS (cost $3,128,222,577)		3,470,900,201

PREFERRED STOCKS — 0.3%
Automobiles — 0.1%
Porsche Automobil Holding SE (Germany) (PRFC)*	60,900	3,527,870

Capital Markets — 0.0%
State Street Corp., 5.350%, Series G	15,000	393,000

Electric Utilities — 0.1%
Southern Co. (The), CVT, 6.750%	92,273	4,065,548

PREFERRED STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%*(a)	49,246	$2,619,887

Multi-Utilities — 0.1%
Sempra Energy, Series A, CVT, 6.000%	73,475	7,180,712
Sempra Energy, Series B, CVT, 6.750%(a)	16,783	1,649,097

		8,829,809

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%	9,249	355,532

TOTAL PREFERRED STOCKS (cost $20,568,416)		19,791,646

	Units

RIGHTS* — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Repsol SA (Spain), expiring 07/07/20	363,200	184,523

Specialty Retail — 0.0%
Super Retail Group Ltd. (Australia),expiring 07/06/20	32,658	21,124

TOTAL RIGHTS (cost $200,808)		205,647

Interest Date	Maturity Rate	Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.5%
Automobiles — 0.2%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	2,900	3,112,065
Hertz Vehicle Financing II LP,
Series 2019-02A, Class A, 144A
3.420%	05/25/25	1,048	1,036,684
Series 2019-03A, Class A, 144A
2.670%	12/26/25	1,449	1,435,235
Hertz Vehicle Financing LP,
Series 2016-02A, Class A, 144A
2.950%	03/25/22	80	79,571
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,900	3,117,873
Series 2019-01A, Class B, 144A
3.950%	11/14/28	600	637,692
Oscar US Funding XI LLC (Japan),
Series 2019-02A, Class A2, 144A
2.490%	08/10/22	2,432	2,448,114
Santander Retail Auto Lease Trust,
Series 2020-A, Class A2, 144A
1.690%	01/20/23	2,100	2,122,205

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	$2,873,735

			16,863,174

Collateralized Loan Obligations — 1.4%
AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.349%(c)	07/20/30	4,000	3,975,119
Apres Static CLO Ltd. (Cayman Islands),
Series 2020-01A, Class B, 144A, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
4.184%(c)	04/15/28	3,000	2,982,214
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.499%(c)	07/15/29	500	491,507
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.175%(c)	07/17/28	1,200	1,180,860
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	07/15/29	1,500	1,477,191
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)
2.559%(c)	10/15/32	2,500	2,455,926
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	04/15/29	1,000	985,082
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1B, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
2.365%(c)	04/20/31	1,999	1,947,373
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.355%(c)	07/20/31	750	734,650
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
2.495%(c)	10/20/32	4,500	4,415,891
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
2.000%(c)	04/24/31	4,000	3,870,405
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
2.175%(c)	04/20/31	2,500	2,433,824
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
2.388%(c)	04/15/33	2,750	2,667,786

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.021%(c)	04/25/31	4,988	$4,832,289
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.307%(c)	05/20/29	6,000	5,919,231
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.285%(c)	07/20/31	1,200	1,171,381
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2020-08A, Class A1, 144A
—%(p)	07/15/29	4,750	4,750,000
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.348%(c)	10/22/30	3,966	3,849,799
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080%
2.215%(c)	04/17/31	9,465	9,178,466
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.185%(c)	04/20/31	3,000	2,902,222
Pikes Peak CLO (Cayman Islands),
Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
2.589%(c)	07/15/32	4,750	4,662,927
Shackleton CLO Ltd. (Cayman Islands),
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
2.389%(c)	07/15/31	4,250	4,114,483
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.293%(c)	10/23/31	4,250	4,109,583
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
2.425%(c)	10/20/28	4,750	4,712,348
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
2.505%(c)	01/20/32	5,000	4,895,733
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
2.619%(c)	07/15/27	4,500	4,355,078
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.315%(c)	10/18/31	5,250	5,067,762
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.201%(c)	01/25/31	3,000	2,925,063
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.591%(c)	01/25/31	1,750	1,667,718

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.961%(c)	04/25/31	3,000	$2,909,952
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.285%(c)	01/17/31	3,750	3,649,383
York CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.248%(c)	01/22/31	2,000	1,952,186
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
2.589%(c)	07/15/29	1,486	1,460,852

			108,704,284

Consumer Loans — 0.2%
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A
4.230%	04/20/27	1,300	1,304,324
Series 2019-01A, Class A, 144A
3.000%	12/20/27	1,900	1,827,413
Series 2019-02A, Class A, 144A
2.780%	04/20/28	900	900,130
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	600	591,602
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	148	149,203
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32	500	495,197
Series 2017-01A, Class C, 144A
3.350%	09/14/32	500	492,785
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	850	856,097
Series 2018-B, Class C, 144A
5.430%	07/08/24	500	465,568
Oportun Funding VII LLC,
Series 2017-B, Class A, 144A
3.220%	10/10/23	2,750	2,741,017
Oportun Funding VIII LLC,
Series 2018-A, Class A, 144A
3.610%	03/08/24	1,010	1,011,638
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,200	1,204,647
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	900	899,307
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	1,300	1,278,409

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.035%(c)	02/25/23	420	$411,631
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.835%(c)	08/25/25	1,000	954,642
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA, Class A, 144A
3.200%	05/27/36	1,451	1,466,295

			17,049,905

Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,400	2,886,298

Home Equity Loans — 0.4%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
0.965%(c)	04/25/34	793	759,045
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-W07, Class A2, 1 Month LIBOR + 1.040% (Cap N/A, Floor 0.520%)
1.225%(c)	05/25/34	149	126,710
Asset-Backed Funding Certificates Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
0.885%(c)	06/25/34	47	44,483
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.400%)
0.785%(c)	10/25/34	326	310,067
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)
1.220%(c)	06/25/35	863	861,729
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.385%(c)	04/25/37	28	154,050
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.145% (Cap N/A, Floor 0.145%)
0.330%(c)	09/25/36	742	693,979
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.395%(c)	12/25/36	2,900	2,630,436
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.645%(c)	10/25/35	200	178,314
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
0.255%(c)	08/25/37	898	498,782

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Home Equity Asset Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
0.980%(c)	07/25/34	99	$96,275
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.040%(c)	08/25/34	193	188,392
Series 2005-08, Class M2, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
0.635%(c)	02/25/36	900	836,915
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW02, Class AV4, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	08/25/36	171	170,339
Mastr Asset Backed Securities Trust,
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.295%(c)	08/25/36	3,481	1,736,941
Morgan Stanley ABS Capital, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)
0.845%(c)	01/25/35	602	560,651
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.245%(c)	05/25/37	20	17,135
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.510%)
0.950%(c)	02/25/35	686	653,556
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
0.515%(c)	11/25/35	3,000	2,638,183
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.475%(c)	03/25/36	700	664,574
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.470%)
0.890%(c)	01/25/36	400	387,885
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.040%(c)	11/25/34	691	649,020
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-04, Class M1, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)
0.845%(c)	11/25/35	318	316,735
RAMP Trust,
Series 2005-EFC04, Class M3, 1 Month LIBOR + 0.480% (Cap 14.000%, Floor 0.480%)
0.665%(c)	09/25/35	3,941	3,923,731
RASC Trust,
Series 2005-AHL01, Class M1, 1 Month LIBOR + 0.675% (Cap 14.000%, Floor 0.450%)
0.860%(c)	09/25/35	38	37,798

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.440% (Cap 14.000%, Floor 0.440%)
0.625%(c)	11/25/35	1,749	$1,728,129
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	561	301,025
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)
1.025%(c)	08/25/35	2,200	1,940,267
Series 2006-03, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.435%(c)	11/25/36	4,000	3,522,725
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.245%(c)	11/25/36	23	8,687
Series 2006-OPT02, Class A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	05/25/36	176	176,027
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)
1.125%(c)	11/25/33	53	49,490
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.435%(c)	04/25/37	4,112	1,949,311

			28,811,386

Other — 0.1%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.985%(c)	06/25/24	3,780	3,545,419

Residential Mortgage-Backed Securities — 1.0%
Ameriquest Mortgage Securities Trust,
Series 2006-R01, Class M1, 1 Month LIBOR + 0.390% (Cap N/A, Floor 0.390%)
0.575%(c)	03/25/36	2,013	1,973,855
Asset-Backed Pass-Through Certificates,
Series 2005-R04, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.450%)
0.860%(c)	07/25/35	4,007	3,988,255
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AQ01, Class A1, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.295%(c)	04/25/31	78	128,707
C-BASS TRUST,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.245%(c)	11/25/36	19	11,189
Countrywide Asset-Backed Certificates,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.350%)
1.235%(c)	09/25/34	359	354,645

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	06/25/37	2,274	$2,006,995
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
0.715%(c)	02/25/36	691	682,208
Series 2005-17, Class 2AV, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.425%(c)	05/25/36	2,129	2,120,858
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.645%(c)	05/25/36	2,600	2,494,885
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.925%(c)	08/25/47	756	717,186
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	472	482,884
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.305%(c)	07/25/37	37	27,387
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
5.684%(cc)	12/25/36	38	12,361
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.285%(c)	05/25/37	152	146,396
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.190% (Cap 12.250%, Floor 0.190%)
0.375%(c)	05/25/36	1,687	1,253,752
First Franklin Mortgage Loan Trust,
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.425%(c)	04/25/36	1,100	901,034
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115% (Cap N/A, Floor 0.000%)
0.300%(c)	07/25/36	2,257	2,059,817
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.495%(c)	07/25/36	980	898,443
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
0.920%(c)	09/25/35	137	133,853
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
0.275%(c)	06/25/36	1,218	769,789
Series 2007-HE02, Class A2C, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.455%(c)	03/25/47	2,418	2,180,325
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	12/25/46	2,192	1,278,306

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2007-B, Class 2A2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	07/25/37	4,109	$2,445,949
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.395%(c)	10/25/36	82	78,023
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.295%(c)	08/25/36	60	45,108
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
0.735%(c)	11/25/36	7,700	7,165,243
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	381	386,753
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	745	753,766
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	175	177,741
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	1,338	1,335,152
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	431	433,590
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
0.965%(c)	08/25/35	2,000	1,845,569
Series 2006-11, Class 1A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	12/25/36	5,348	3,820,091
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.080% (Cap N/A, Floor 0.080%)
0.265%(c)	09/25/37	4	1,999
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.305%(c)	02/25/37	10	3,844
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-WMC01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
0.965%(c)	01/25/35	2,785	2,675,055
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.235%(c)	07/25/36	40	19,443
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.235%(c)	11/25/36	1	395
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WHQ02, Class M3, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)
1.220%(c)	02/25/35	1,352	1,349,960
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
0.655%(c)	09/25/35	548	546,721

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
0.515%(c)	04/25/36		400	$377,401
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.480%)
0.905%(c)	05/25/35		500	474,880
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.520%)
0.965%(c)	05/25/35		772	675,496
Series 2006-02, Class M1, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.475%(c)	09/25/36		3,000	2,677,613
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.495%(c)	09/25/37		561	524,583
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.315%(c)	05/25/37		196	154,973
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.245%(c)	12/25/36		61	18,034
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
0.235%(c)	12/25/36		1	988
Stanwich Mortgage Loan Co. LLC,
Series 2019-NPB01, Class A1, 144A
3.375%	08/15/24		199	198,398
Structured Asset Investment Loan Trust,
Series 2005-04, Class M3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.480%)
0.905%(c)	05/25/35		1,306	1,297,342
Series 2005-06, Class M3, 1 Month LIBOR + 0.810% (Cap N/A, Floor 0.540%)
0.995%(c)	07/25/35		3,000	2,799,272
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	3,445	3,589,644
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		751	773,200
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		1,948	2,017,704
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		225	236,484
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		131	140,288
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58		730	768,483
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		9,567	10,064,169
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	05/25/58		530	527,233

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Wachovia Mortgage Loan Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.660% (Cap 13.000%, Floor 0.440%)
0.845%(c)	10/25/35		598	$600,981
Washington Mutural Asset-Backed Certificates WMABS Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.245%(c)	10/25/36		69	32,179

				75,656,877

Student Loans — 0.2%
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
2.435%(c)	06/16/42		123	123,155
SLM Student Loan Trust,
Series 2003-05, Class A5
—%(p)	06/17/24	EUR	92	102,640
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
1.541%(c)	10/25/64		959	911,133
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		5,056	5,271,274
Series 2019-D, Class 1PT, 144A
2.460%(cc)	01/16/46		4,534	4,689,457
Series 2019-F, Class PT1, 144A
1.870%(cc)	02/15/45		3,615	3,642,185

				14,739,844

TOTAL ASSET-BACKED SECURITIES (cost $266,921,983)				268,257,187

BANK LOANS — 0.1%
Banks — 0.1%
Qatar National Bank (Qatar),
Term Loan, 3 Month LIBOR + 0.900%
2.595%(c)	12/22/20^		5,000	4,985,000

Computers — 0.0%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.500%(c)	09/29/25		481	474,834

Foods — 0.0%
Sigma Bidco BV (Netherlands),
Facility B4 Loan, 1 Month GBP LIBOR + 4.000%
4.109%(c)	07/02/25	GBP	1,450	1,703,267

Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Term Loan
—%(p)	06/23/24		1,250	709,375

Retail — 0.0%
EG America LLC (United Kingdom),
Second Lien Facility (USD),1 - 6 Month LIBOR + 8.000%
9.072%(c)	04/20/26^		307	275,932
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 6 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	203	204,983

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (continued)
Retail (continued)
Term B, 6 Month GBP LIBOR + 4.750%
5.475%(c)	02/06/25	GBP	391	$449,060
Term B1, 6 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	881	923,052

				1,853,027

Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.428%(c)	03/15/27		921	865,800

TOTAL BANK LOANS (cost $11,752,875)				10,591,303

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class B, 144A
4.343%(cc)	05/15/49		4,200	4,268,392
BANK,
Series 2017-BNK05, Class A4
3.131%	06/15/60		4,200	4,597,436
Series 2017-BNK06, Class A4
3.254%	07/15/60		900	992,657
Series 2019-BN18, Class A3
3.325%	05/15/62		1,400	1,577,408
Barclays Commercial Mortgage Trust,
Series 2019-C03, Class A3
3.319%	05/15/52		2,600	2,906,027
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A
2.937%	08/14/36		1,170	1,125,031
Series 2016-ETC, Class B, 144A
3.189%	08/14/36		510	459,734
Series 2016-ETC, Class C, 144A
3.391%	08/14/36		430	352,744
Series 2016-ETC, Class D, 144A
3.729%(cc)	08/14/36		1,610	1,211,207
Series 2018-CHRS, Class D, 144A
4.409%(cc)	08/05/38		550	467,211
Benchmark Mortgage Trust,
Series 2019-B10, Class A3
3.455%	03/15/62		2,300	2,600,443
Series 2019-B12, Class A4
2.859%	08/15/52		1,850	2,012,398
Series 2019-B14, Class A3
3.090%	12/15/62		950	1,035,978
Series 2019-B14, Class A4
2.795%	12/15/62		1,600	1,744,296
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.185%(c)	10/15/36		1,070	1,029,872
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.485%(c)	10/15/36		1,338	1,283,992
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.185%(c)	12/15/36		1,200	1,139,928

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A3
3.836%	05/15/52		3,600	$4,015,711
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50		3,000	3,284,017
Series 2017-CD05, Class A3
3.171%	08/15/50		3,300	3,589,618
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XB, IO
0.356%(cc)	02/10/48		76,865	904,117
Commercial Mortgage Trust,
Series 2014-UBS04, Class A5
3.694%	08/10/47		2,083	2,243,545
Series 2015-CR26, Class A4
3.630%	10/10/48		240	264,426
Series 2017-COR02, Class A2
3.239%	09/10/50		3,750	4,083,403
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.335%(c)	05/15/36		2,500	2,387,366
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		2,970	2,898,548
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49		750	836,823
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		4,000	4,224,740
Series 2017-C06, Class A4
3.071%	06/10/50		2,700	2,941,442
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A
3.935%(cc)	12/10/36		1,300	1,307,599
Series 2016-85T, Class E, 144A
3.935%(cc)	12/10/36		1,200	1,116,301
European Loan Conduit No 36 DAC (Ireland),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.000%(c)	02/17/30	EUR	799	879,321
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A4
3.890%	07/10/51		1,550	1,780,877
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA, IO
2.096%(cc)	11/10/45		2,411	87,601
Series 2017-GS06, Class A2
3.164%	05/10/50		3,100	3,392,291
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34		310	328,121
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4
3.195%	09/15/50		3,000	3,291,088

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50			1,800	$1,981,718
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43			578	577,925
Series 2016-JP02, Class A3
2.559%	08/15/49			2,800	2,933,597
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.635%(c)	12/15/31			3,600	3,528,984
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50			2,450	2,667,098
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A5
3.102%	11/15/49			5,000	5,328,806
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52			1,600	1,757,458
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53		CAD	853	638,992
Rosslyn Portfolio Trust,
Series 2017-ROSS, Class XCP, IO, 144A
—%(p)	06/15/33			184,540	1,753
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36			230	218,350
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3
3.225%	08/15/50			4,300	4,640,415
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50			1,647	1,733,248
Series 2016-C35, Class A3
2.674%	07/15/48			4,500	4,748,571
Series 2016-LC24, Class A3
2.684%	10/15/49			1,600	1,687,103
Series 2017-C40, Class A3
3.317%	10/15/50			1,330	1,449,099
Series 2017-RB01, Class A4
3.374%	03/15/50			4,700	5,207,615
Series 2019-C52, Class A4
2.643%	08/15/52			2,000	2,144,329

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $108,780,128)					113,906,770

CORPORATE BONDS — 8.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27			2,560	2,487,707
3.750%	02/01/50	(a)		660	598,891

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	1,425	$926,281
7.500%	03/15/25	900	586,448
7.875%	04/15/27	2,025	1,322,116
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23	400	338,304

			6,259,747

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	995	1,036,439
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22	900	932,010
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20	1,300	1,300,089

			3,268,538

Airlines — 0.2%
American Airlines 2013-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	07/15/24	1,161	940,151
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	914	764,904
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	412	398,989
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22	1,750	1,656,455
Latam Airlines Group SA Pass-Through Trust (Chile),
Pass-Through Certificates
4.200%	08/15/29	3,367	2,848,844
4.500%	08/15/25	4,690	2,485,746
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	700	726,656
5.250%	05/04/25	830	874,067
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	6,290	4,669,598
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	1,263	1,212,841

			16,578,251

Auto Manufacturers — 0.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%
0.934%(c)	08/13/21	300	298,251
Gtd. Notes, 144A
3.400%	08/13/21	900	924,081

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.430%
0.865%(c)	02/12/21			1,000	$995,493
FCE Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.660%	02/11/21		EUR	1,100	1,216,895
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23			1,510	1,430,297
3.157%	08/04/20			2,600	2,595,524
3.200%	01/15/21			2,400	2,366,917
3.219%	01/09/22			5,050	4,912,369
3.336%	03/18/21			200	198,000
3.350%	11/01/22			500	480,322
5.875%	08/02/21			700	706,940
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.420% (Cap N/A, Floor 0.000%)
0.068%(c)	12/07/22		EUR	400	406,901
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
1.227%(c)	09/24/20			500	496,153
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36			20	21,534
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	04/10/22			3,125	3,182,921
3.700%	05/09/23			1,605	1,651,821
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	(a)		1,700	1,708,619
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.520%
0.833%(c)	03/15/21			400	390,836
Sr. Unsec’d. Notes, 144A, MTN
2.600%	09/28/22			100	97,809
2.800%	01/13/22			500	492,910
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.420% (Cap N/A, Floor 0.000%)
0.062%(c)	06/15/21		EUR	300	334,636
Sr. Unsec’d. Notes, EMTN
0.625%	09/08/21		EUR	500	560,205
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
1.204%(c)	11/13/20			1,800	1,800,765
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
1.375%(c)	11/12/21			2,200	2,184,023
Gtd. Notes, 144A
3.875%	11/13/20	(a)		1,100	1,111,848
4.000%	11/12/21			1,700	1,769,672

					32,335,742

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
3.500%	08/15/24		EUR	701	696,224

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26			100	$103,418
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27	(a)		1,000	969,981
6.625%	10/15/22			234	236,819
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26			1,175	745,867
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	(a)		650	645,643
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27		EUR	100	110,421
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27	(a)		1,100	1,117,150
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30			950	969,124
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes
3.250%	05/15/25		EUR	500	557,134

					6,151,781

Banks — 2.6%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23			400	430,936
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
1.218%(c)	05/25/22		EUR	3,000	3,379,686
Covered Bonds, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.539%(c)	10/25/21		EUR	3,100	3,498,452
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	—	(rr)	EUR	400	436,480
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25			2,200	2,265,803
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.848%	04/12/23			1,000	1,063,327
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22			2,300	2,313,600
4.500%	09/24/24			5,100	5,090,988
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(rr)		795	879,827
Jr. Sub. Notes, Series FF
5.875%(ff)	—	(rr)		1,700	1,734,268
Jr. Sub. Notes, Series JJ
5.125%(ff)	—	(rr)		930	918,861
Jr. Sub. Notes, Series MM
4.300%(ff)	—	(rr)		3,250	2,904,973

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, MTN
4.271%(ff)	07/23/29			730	$858,963
Sub. Notes, MTN
4.450%	03/03/26			4,090	4,698,160
Banque Centrale de Tunisie International Bond (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24		EUR	200	206,569
Barclays PLC (United Kingdom),
Jr. Sub. Notes
8.000%(ff)	—	(rr)	EUR	800	901,047
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.822%(c)	02/15/23			800	798,374
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
2.558%(c)	08/10/21			4,000	4,052,886
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
2.936%(c)	01/10/23	(a)		2,600	2,606,327
Sr. Unsec’d. Notes, EMTN
3.250%	02/12/27		GBP	2,000	2,635,492
Sub. Notes
4.836%	05/09/28			1,090	1,194,963
5.088%(ff)	06/20/30	(a)		1,898	2,156,018
BBVA USA,
Sr. Unsec’d. Notes
3.500%	06/11/21			1,600	1,634,626
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26			2,360	2,412,021
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	10/23/27			285	309,296
Sub. Notes, 144A, MTN
4.500%	03/15/25			1,075	1,178,288
4.875%	04/01/26			365	412,606
China Development Bank (China),
Unsec’d. Notes
4.040%	04/10/27		CNH	47,900	7,066,463
Unsec’d. Notes, Series 1610
3.180%	04/05/26		CNH	7,000	987,186
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(rr)		2,395	2,260,990
Jr. Sub. Notes, Series R
6.125%(ff)	—	(rr)		1,020	997,180
Jr. Sub. Notes, Series T
6.250%(ff)	—	(rr)		410	435,194
Jr. Sub. Notes, Series V
4.700%(ff)	—	(rr)		150	133,948
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.780%(c)	09/01/23			1,500	1,514,293
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
1.951%(c)	04/25/22			3,200	3,210,733
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31			10,080	10,413,487
Sub. Notes
4.600%	03/09/26			745	851,265

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	—	(rr)	EUR	600	$692,638
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
1.144%(c)	09/26/23			1,400	1,387,845
Sr. Unsec’d. Notes, 144A
3.875%	09/26/23			1,700	1,858,605
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes
7.125%(ff)	—	(rr)		900	924,431
Jr. Sub. Notes, 144A
6.250%(ff)	—	(rr)		200	208,613
6.375%(ff)	—	(rr)		200	203,032
7.500%(ff)	—	(a)(rr)		1,400	1,442,746
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26			1,150	1,164,994
4.194%(ff)	04/01/31			400	455,723
4.207%(ff)	06/12/24	(a)		1,728	1,863,303
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25			240	263,496
3.800%	09/15/22			3,350	3,555,415
3.800%	06/09/23			1,650	1,774,426
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21			800	830,136
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
1.846%(c)	02/04/21			2,475	2,462,684
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.815%
1.913%(c)	01/22/21			900	893,331
Sr. Unsec’d. Notes
3.150%	01/22/21			300	301,529
3.961%(ff)	11/26/25			2,500	2,621,283
4.250%	02/04/21			1,150	1,165,333
4.250%	10/14/21			3,200	3,281,396
Sr. Unsec’d. Notes, EMTN
2.625%	02/12/26		EUR	1,000	1,176,000
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21			160	162,102
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23			500	529,938
3.450%	07/27/26			390	421,586
4.200%	08/08/23	(a)		2,000	2,184,746
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.370%(c)	—	(rr)		1,850	1,692,382
Jr. Sub. Notes, Series O
5.300%(ff)	—	(rr)		440	444,824
Sr. Unsec’d. Notes
3.750%	02/25/26			235	262,948
3.850%	01/26/27			1,905	2,141,949
4.223%(ff)	05/01/29			900	1,043,328
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29			500	576,369

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Banks (continued)
4.950%	03/31/30			300		$359,651
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22			900		944,457
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.302%(c)	10/02/23			2,800		2,798,361
Sr. Unsec’d. Notes
4.100%	10/02/23			2,800		3,068,050
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—	(rr)		575		551,692
Jr. Sub. Notes, Series HH
4.600%(ff)	—	(rr)		475		423,343
Jr. Sub. Notes, Series II
4.000%(ff)	—	(rr)		565		493,689
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.487%(c)	—	(rr)		2,750		2,587,854
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.891%(c)	04/25/23			3,100		3,113,501
Sr. Unsec’d. Notes
3.964%(ff)	11/15/48			930		1,120,909
4.005%(ff)	04/23/29			1,565		1,807,977
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	—	(rr)	EUR	200		217,959
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
1.106%(c)	06/21/21			1,000		1,003,110
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	(a)		800		869,928
4.050%	08/16/23			2,300		2,498,069
Sub. Notes
4.650%	03/24/26			3,500		3,918,492
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.880%
2.230%(c)	03/01/21			361		364,519
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.315%(c)	09/11/24			1,700		1,684,009
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24	(a)		1,100		1,187,644
Morgan Stanley,
Jr. Sub. Notes, Series J
5.550%(ff)	—	(rr)		1,535		1,407,342
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26			910		1,033,306
Sub. Notes, GMTN
4.350%	09/08/26			1,450		1,669,605
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50		DKK	50,752		7,603,633
1.000%	10/01/50		DKK	—	(r)	—
1.500%	10/01/50		DKK	—	(r)	—
1.500%	10/01/50		DKK	—	(r)	—
2.500%	10/01/47		DKK	2		320

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.836%(c)	05/17/21			1,400	$1,401,069
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, 3 Month LIBOR + 1.350%
1.713%(c)	05/31/21			3,500	3,513,609
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	—	(rr)		1,300	1,315,902
8.000%(ff)	—	(a)(rr)		1,100	1,213,031
8.625%(ff)	—	(rr)		200	207,017
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
1.847%(c)	06/25/24			2,600	2,596,988
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	(a)		500	543,241
5.076%(ff)	01/27/30	(a)		2,800	3,364,976
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	—	(rr)	GBP	200	252,768
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24			2,700	2,984,235
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23			1,000	1,064,844
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24			3,000	3,203,081
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.000%	01/24/22			300	308,712
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30			1,800	1,801,687
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23			1,620	1,678,208
UniCredit SpA (Italy),
Jr. Sub. Notes
9.250%(ff)	—	(rr)	EUR	800	955,377
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23			6,200	7,161,559
Wells Fargo & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.230%
1.990%(c)	10/31/23			1,600	1,611,325
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28			10,000	10,330,439

					203,066,195

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49			1,085	1,450,758
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	11/15/21			2,100	2,157,445

					3,608,203

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22		300	$303,139
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
4.500%	04/04/48		300	330,568
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		1,075	1,062,466
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		775	766,841
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24	(a)	600	595,497

				3,058,511

Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		1,750	1,873,368
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23		300	318,973
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25		858	930,296
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24		2,270	2,606,833
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		1,000	930,495
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35		175	194,906
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		1,200	1,088,768
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		325	292,870
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21		600	603,664
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24		375	337,245

				9,177,418

Commercial Services — 0.2%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
1.014%(c)	08/04/20		5,200	5,203,010
Sr. Unsec’d. Notes, EMTN
2.091%	09/14/21		700	709,209

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Commercial Services (continued)
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26			2,670	$2,705,992
4.500%	02/15/45			625	625,634
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28			355	358,592
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25			1,030	1,093,824
Massachusetts Institute of Technology,
Unsec’d. Notes
4.678%	07/01/2114			254	375,469
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26			175	189,424
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26			848	930,562
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	(a)		350	361,807
5.500%	05/15/27	(a)		975	1,009,246

					13,562,769

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21			5,750	5,905,061
NetApp, Inc.,
Sr. Unsec’d. Notes
3.250%	12/15/22			1,000	1,039,667

					6,944,728

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.625%	10/30/20			1,600	1,606,860
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21			250	254,584
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27			500	512,033
Doric Nimrod Air Finance Alpha Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24			555	496,336
Doric Nimrod Air Three Ltd. Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25			795	722,147
Emerald Bay SA (Luxembourg),
Pass-Through Certificates, 144A
4.851%(s)	10/08/20		EUR	2,285	2,500,450
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20	(a)		2,300	2,351,371

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jyske Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50		DKK	30,109		$4,512,066
1.000%	10/01/50		DKK	—	(r)	—
1.500%	10/01/50		DKK	—	(r)	—
1.500%	10/01/50		DKK	—	(r)	—
2.000%	10/01/47		DKK	—	(r)	—
2.500%	10/01/47		DKK	2		294
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/09	(d)		400		4,480
2.907%	12/23/08	(d)		200		2,240
5.625%	01/24/13	(d)		1,700		19,040
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
6.125%	10/31/22			1,100		1,111,000
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27			225		216,158
8.125%	07/15/23			950		974,158
Navient Corp.,
Sr. Unsec’d. Notes
5.875%	03/25/21			100		98,270
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/50		DKK	35,088		5,258,370
1.000%	10/01/50		DKK	—	(r)	—
1.500%	10/01/50		DKK	—	(r)	—
2.500%	10/01/47		DKK	—	(r)	93
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24			400		431,257
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22			100		93,688
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
6.150%	12/06/28			200		221,180
Realkredit Danmark A/S (Denmark),
Covered Bonds
2.000%	10/01/47		DKK	—	(r)	—
Covered Bonds, MTN
2.500%	04/01/47		DKK	20		3,127
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22			1,100		1,007,218
Swiss Insured Brazil Power Finance Sarl (Brazil),
Sr. Sec’d. Notes, 144A
9.850%	07/16/32		BRL	16,858		3,530,354

						25,926,774

Electric — 0.4%
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30			1,800		1,684,280

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.150%	11/13/20	(a)	500	$503,118
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	1,675	1,691,442
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28		400	391,065
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45		475	552,439
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46		1,020	1,182,320
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21		2,310	2,363,772
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		405	434,727
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	(a)	1,385	1,502,565
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
2.350%	10/13/20		200	200,404
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20		1,700	1,704,190
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		500	501,048
Sr. Unsec’d. Notes
5.750%	01/26/21		450	430,297
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21		1,250	1,195,270
7.125%	02/11/25		350	324,784
Eversource Energy,
Sr. Unsec’d. Notes, Series H
3.150%	01/15/25		780	844,876
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		1,545	1,978,108
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		840	856,833
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		600	678,689
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24		700	786,809
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.500%	06/01/21		800	821,229
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20		250	255,319

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (continued)
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49			1,250	$1,521,204
PECO Energy Co.,
First Ref. Mortgage
4.800%	10/15/43			910	1,197,119
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30			3,000	3,053,780
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21			865	882,755
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
0.763%(c)	03/15/21			2,400	2,404,898
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21			900	915,455
Southern Power Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.550%
0.856%(c)	12/20/20			1,300	1,298,893
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27			315	319,480

					32,477,168

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26			500	472,829

Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25			600	189,640
5.875%	11/15/26			1,000	319,193
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A
4.875%	02/28/47		GBP	125	143,507
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27	(a)		800	749,285
Scientific Games International, Inc.,
Gtd. Notes
6.625%	05/15/21	(a)		1,000	1,000,864

					2,402,489

Foods — 0.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21			1,700	1,731,951
3.650%	03/15/23			887	947,837
Co-operative Group Holdings 2011 Ltd. (United Kingdom),
Gtd. Notes
6.875%	07/08/20		GBP	1,500	1,852,220
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
1.716%(c)	04/16/21	(a)		200	200,410

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Foods (continued)
Sr. Unsec’d. Notes
4.000%	04/17/25			100	$113,098
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25			175	177,324
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39			600	601,359
4.875%	10/01/49			1,010	1,045,668

					6,669,867

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24			1,100	1,142,249
5.875%	08/20/26			700	744,659
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23	(a)		400	425,501
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.600%
0.913%(c)	06/15/21			1,900	1,895,649
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29			2,080	2,372,955
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43			350	397,952

					6,978,965

Healthcare-Products — 0.0%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	1,145	1,223,042
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	200	244,611
2.250%	03/07/39		EUR	200	252,192
Stryker Corp.,
Sr. Unsec’d. Notes
2.125%	11/30/27		EUR	430	528,937
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39		EUR	550	606,856
1.875%	10/01/49		EUR	375	401,526
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
1.066%(c)	03/19/21			200	199,975

					3,457,139

Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.750%	12/15/37			1,410	2,003,274
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29			2,460	2,712,553

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
5.125%	06/15/39			1,225		$1,425,540
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30			1,160		1,162,546
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22			1,225		1,270,590
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.763%	08/01/2116			675		807,607
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45			350		429,923
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26			285		319,955
3.500%	03/30/25	(a)		1,650		1,816,248
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	06/15/23			400		396,943

						12,345,179

Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30			985		821,375
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30			925		891,838

						1,713,213

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
0.857%(c)	06/24/22			900		898,595
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR	1,250		1,374,205

						2,272,800

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26			145		152,075

Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28			700		777,183
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	—	(rr)		—	(r)	109
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
6.000%(c)	02/12/23			—	(r)	302

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (continued)
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43			660	$821,981
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.900%	05/01/29			420	460,416
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28		EUR	1,100	1,276,931
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	700	817,019
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29			3,600	4,214,860
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	04/05/46			650	798,029
Meiji Yasuda Life Insurance Co. (Japan),
Sub. Notes, 144A
5.100%(ff)	04/26/48	(a)		400	464,761
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44			1,530	1,958,913

					11,590,504

Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.625%	07/06/27			2,000	2,157,217
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.975%	04/11/29			2,000	2,246,872

					4,404,089

Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.625%	06/15/30			330	343,082
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23			200	210,315
5.125%	08/08/25			900	978,822
5.400%	08/08/28	(a)		1,100	1,216,141

					2,748,360

Machinery-Construction & Mining — 0.0%
Komatsu Finance America, Inc.,
Gtd. Notes
2.118%	09/11/20			300	300,650

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC,
Gtd. Notes
1.950%	07/02/23			1,620	1,629,737

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified (continued)
Xylem, Inc.,
Sr. Unsec’d. Notes
1.950%	01/30/28		2,640	$2,659,104

				4,288,841

Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		5,700	6,079,172
5.050%	03/30/29		1,750	2,063,430
5.375%	05/01/47		300	354,189
6.384%	10/23/35		1,525	2,012,304
6.484%	10/23/45		955	1,275,326
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	(a)	1,106	1,025,996
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.630%
1.849%(c)	04/15/24		1,400	1,403,729
Gtd. Notes
3.750%	04/01/40		1,865	2,188,218
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/28		300	327,300
10.875%	10/15/25		1,000	1,075,184
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27		230	123,102
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		300	219,049
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23		53	55,687
5.300%	05/15/49		1,650	2,011,072
DISH DBS Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	07/01/28		600	600,568
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21		600	615,947
Walt Disney Co. (The),
Gtd. Notes
3.500%	05/13/40		700	765,442
3.600%	01/13/51		800	892,805

				23,088,520

Mining — 0.1%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		550	717,680
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43		370	516,262
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		560	754,434

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Mining (continued)
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
4.500%	09/16/25	(a)		2,000	$2,236,698
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
4.200%	05/13/50			1,100	1,223,280
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40			250	339,139

					5,787,493

Miscellaneous Manufacturing — 0.0%
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
0.998%(c)	11/10/20			1,290	1,286,789

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21			1,705	1,716,399
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	09/01/23		AUD	600	405,628
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23		AUD	2,900	1,985,200

					4,107,227

Office/Business Equipment — 0.0%
Xerox Corp.,
Sr. Unsec’d. Notes
2.750%	09/01/20			1,148	1,145,377

Oil & Gas — 0.8%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22			1,200	866,793
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26			325	210,871
10.000%	04/01/22			150	128,953
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	—	(rr)		2,050	2,081,988
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47			870	748,474
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24			125	124,562
Concho Resources, Inc.,
Gtd. Notes
4.850%	08/15/48	(a)		500	561,632
4.875%	10/01/47			1,070	1,203,687
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41			500	488,474

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
4.950%	07/19/22			770	$812,379
4.950%	03/23/27			2,000	2,220,951
5.150%	02/11/26			3,000	3,327,657
Sr. Unsec’d. Notes, 144A
6.510%	03/07/22			1,530	1,640,789
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25			1,610	1,731,187
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29			1,268	1,267,297
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25			1,335	1,435,929
4.750%	04/19/27	(a)		200	216,867
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24			250	214,209
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27			250	207,676
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26			3,000	2,805,959
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24			1,275	1,248,525
7.500%	05/01/31			1,200	1,115,895
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes
6.350%	12/01/21			534	457,740
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes
6.720%	12/01/22			297	246,043
Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26			1,618	131,390
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26			27	2,207
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25		EUR	100	117,968
5.750%	02/01/29			450	462,318
6.125%	01/17/22	(a)		442	462,299
6.625%	01/16/34		GBP	630	795,333
7.375%	01/17/27			365	406,036
Gtd. Notes, 144A
5.093%	01/15/30			6,621	6,592,375
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes
6.000%	05/16/24	(d)		5,400	129,600
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29		EUR	600	568,429
5.500%	01/21/21	(a)		200	200,493
6.350%	02/12/48			602	446,909
6.500%	03/13/27			5,430	4,953,462

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
6.500%	01/23/29			300	$262,383
Gtd. Notes, 144A
6.490%	01/23/27			393	358,561
6.840%	01/23/30			100	87,531
7.690%	01/23/50			692	573,342
Gtd. Notes, EMTN
4.875%	02/21/28		EUR	600	584,473
Gtd. Notes, MTN
6.750%	09/21/47			12,100	9,311,750
6.875%	08/04/26			140	132,308
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30			300	332,205
4.800%	04/21/60			300	407,771
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25			1,150	867,923
Gtd. Notes, 144A
9.250%	02/01/26	(a)		1,000	900,262
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24			908	924,260
Sr. Sec’d. Notes, 144A
9.250%	07/06/24			2,030	2,065,993
9.750%	01/06/27			1,633	1,680,946
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	(a)		1,520	1,550,350
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27			575	317,589
YPF SA (Argentina),
Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 6.000%
33.089%(c)	03/04/21		ARS	7,850	70,219
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21			210	177,421

					61,238,643

Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.041%(s)	—	(rr)		1,696	1,696

Packaging & Containers — 0.0%
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	(a)		500	552,037

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35			1,625	1,961,558
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39			1,175	1,371,878
4.550%	03/15/35			2,115	2,561,085
4.850%	06/15/44			165	205,053
5.000%	12/15/21			1,500	1,575,486

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25			470	$513,780
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27			290	309,040
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30			125	119,174
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
0.927%(c)	06/25/21			500	500,128
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
1.323%(c)	12/15/23			700	699,190
Gtd. Notes, 144A
2.750%	07/15/21			1,000	1,016,778
4.250%	12/15/25			500	574,502
4.375%	12/15/28			900	1,052,340
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.250%	08/15/22			950	1,002,847
4.125%	06/15/39	(a)		360	457,554
4.550%	02/20/48			600	810,370
5.000%	08/15/45			785	1,093,064
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21			800	810,248
3.250%	08/15/29			1,250	1,378,946
3.350%	03/09/21			160	163,074
4.300%	03/25/28			1,000	1,169,115
4.780%	03/25/38			90	111,268
5.125%	07/20/45			690	890,249
5.300%	12/05/43			510	664,239
Mylan NV,
Gtd. Notes
5.250%	06/15/46			1,250	1,539,715
Mylan, Inc.,
Gtd. Notes
5.400%	11/29/43			600	735,355
Gtd. Notes, 144A
3.125%	01/15/23			600	630,938
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30			1,400	1,398,810
3.025%	07/09/40			750	754,351
Sr. Unsec’d. Notes, 144A
1.125%	11/21/22		EUR	900	1,028,926
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40			860	922,431
4.000%	06/22/50			830	887,576

					28,909,068

Pipelines — 0.3%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A
4.150%	08/15/26			1,555	1,734,525

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer Operating LP,
Gtd. Notes
5.000%	05/15/50		725	$687,518
5.300%	04/15/47		270	266,704
6.125%	12/15/45		210	220,713
Jr. Sub. Notes, Series G
7.125%(ff)	—	(rr)	725	622,047
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		2,020	2,360,478
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		780	817,673
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30		990	1,009,893
5.450%	07/15/20		200	200,323
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23		900	959,150
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.200%	03/15/25		1,875	1,951,836
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48		1,145	1,147,814
5.200%	03/01/47		105	112,072
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30		1,000	957,017
3.400%	09/01/29		1,720	1,674,696
4.550%	07/15/28		300	314,613
4.950%	07/13/47		770	743,086
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43		2,010	1,729,651
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		3,800	4,243,706
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.950%	12/01/25		900	1,027,168
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	77,115
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		675	747,709
4.300%	03/04/24		2,275	2,487,533
4.850%	03/01/48		200	218,344
4.900%	01/15/45		287	305,571

				26,616,955

Real Estate — 0.1%
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
7.625%	02/28/23		700	734,996

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate (continued)
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23		200	$202,816
7.125%	04/25/22		300	315,294
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		900	900,852
Kennedy Wilson Europe Real Estate Ltd. (United Kingdom),
Sr. Unsec’d. Notes
3.950%	06/30/22	GBP	400	480,838
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/22		3,000	3,062,335
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.875%	02/15/22		500	512,298

				6,209,429

Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	200	238,814
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		935	956,033
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31		4,695	4,734,171
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	761,354
5.300%	01/15/29		1,900	2,056,478
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		870	892,346
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.875%	03/01/27		1,900	2,010,707
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	207,012
Mid-America Apartments LP,
Sr. Unsec’d. Notes
3.600%	06/01/27		3,200	3,538,846
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		2,175	2,189,788
WEA Finance LLC (France),
Gtd. Notes, 144A
3.150%	04/05/22		2,100	2,113,798
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26	EUR	2,500	2,941,963

				22,641,310

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail — 0.1%
AutoNation, Inc.,
Gtd. Notes
3.350%	01/15/21			800	$801,956
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24			925	863,548
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25			1,000	588,184
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)		2,325	2,198,924
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.000%	12/08/23		GBP	1,000	1,242,149
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
1.317%(c)	10/28/21			1,200	1,201,423
Michaels Stores, Inc.,
Gtd. Notes, 144A
8.000%	07/15/27	(a)		500	434,755
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25			376	377,323

					7,708,262

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.000%	01/27/23	(a)		700	720,383
3.766%(ff)	03/08/24	(a)		3,500	3,695,835

					4,416,218

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23			300	311,576
Broadcom, Inc.,
Gtd. Notes, 144A
4.700%	04/15/25			5,000	5,630,056
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.400%	05/01/30			1,400	1,504,913

					7,446,545

Software — 0.0%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23		EUR	900	1,018,294
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27			100	105,780

					1,124,074

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications — 0.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		1,500	$1,562,035
AT&T, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
1.100%(c)	06/01/21		1,000	1,004,736
Sr. Unsec’d. Notes
3.500%	06/01/41		3,170	3,320,950
3.800%	02/15/27		830	931,786
4.900%	08/15/37		550	657,860
5.150%	03/15/42		1,805	2,251,207
5.150%	02/15/50		500	637,727
5.250%	03/01/37		125	154,873
5.300%	08/15/58		200	255,934
5.450%	03/01/47		910	1,191,432
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	(a)	1,000	1,076,346
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42		400	406,672
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		900	463,301
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		1,175	1,320,227
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		190	200,996
SK Telecom Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/23		300	320,059
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	900	1,097,666
8.750%	03/15/32		500	715,154
Sprint Communications, Inc.,
Gtd. Notes
7.000%	08/15/20		1,900	1,910,895
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		625	633,530
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.550%	02/15/31		4,080	4,091,781
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.492%(c)	05/15/25		3,900	3,946,263
Sr. Unsec’d. Notes
4.522%	09/15/48		1,630	2,155,414

				30,306,844

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	108	$126,748
Sr. Sec’d. Notes, 144A
5.875%	07/05/34	4,091	4,816,411
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	02/05/70	845	947,865

			5,891,024

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	2,800	3,032,630
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	500	502,634

			3,535,264

TOTAL CORPORATE BONDS (cost $660,856,326)			664,225,600

MUNICIPAL BONDS — 0.3%
California — 0.0%
San Diego County Regional Airport Authority,
Taxable, Revenue Bonds, BABs, Series C
6.628%	07/01/40	1,100	1,100,000
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	200	347,598

			1,447,598

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	1,766	2,638,086

Illinois — 0.1%
Chicago Transit Authority,
Taxable, Revenue Bonds, Pension Funding, Series A
6.899%	12/01/40	600	809,562
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	2,440	2,558,804

			3,368,366

New York — 0.1%
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, BABs
6.687%	11/15/40	1,500	1,964,070
New York City Water & Sewer System,
Revenue Bonds, BABs
5.952%	06/15/42	435	691,815
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	4,000	5,317,360

			7,973,245

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Ohio — 0.1%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	1,500	$2,727,840

Puerto Rico — 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1
5.000%	07/01/58	1,525	1,594,281

Texas — 0.0%
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	375	384,859

Utah — 0.0%
Utah State Board of Regents,
Revenue Bonds, Series 2017-01, Class A, 1 Month LIBOR + 0.750%
0.934%(c)	01/25/57	987	966,079

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	400	541,336

West Virginia — 0.0%
Tobacco Settlement Finance Authority,
Revenue Bonds, Series B
1.502%(s)	06/01/47	5,100	250,461

TOTAL MUNICIPAL BONDS (cost $19,041,832)			21,892,151

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.7%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
3.869%(cc)	09/25/35	66	60,051
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	6	5,665
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040% (Cap N/A, Floor 2.040%)
6.296%(c)	11/25/35	9	7,770
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
5.200%(c)	11/25/35	9	7,589
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
2.504%(c)	12/25/35	136	120,158
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
2.504%(c)	02/25/36	11	9,753
Series 2005-81, Class A1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.465%(c)	02/25/37	1,002	861,829
Series 2005-82, Class A1, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.455%(c)	02/25/36	2,207	1,883,218
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.270%)
0.725%(c)	08/25/35	1,492	988,982
Series 2006-02CB, Class A14
5.500%	03/25/36	23	15,618

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-40T1, Class 2A1
6.000%	12/25/36		1,090	$504,266
Series 2006-OA02, Class A5, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.420%(c)	05/20/46		1,154	885,148
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.375%(c)	09/25/46		46	41,336
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.370%(c)	02/20/47		1,446	1,061,829
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	02/25/47		84	73,447
Series 2007-04CB, Class 1A35
6.000%	04/25/37		1,047	1,048,404
Series 2007-16CB, Class 5A1
6.250%	08/25/37		23	18,099
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
2.204%(c)	02/25/47		1,484	795,302
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.375%(c)	03/27/36		1,374	1,346,387
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.315%(c)	02/27/37		1,645	1,587,510
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.355%(c)	05/27/36		771	758,977
Banc of America Funding Trust,
Series 2006-8T02, Class A10
5.753%(cc)	10/25/36		16	15,408
Series 2006-J, Class 4A1
4.185%(cc)	01/20/47		451	422,642
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165% (Cap N/A, Floor 0.000%)
0.350%(c)	09/29/36		1,618	1,572,892
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30		113	111,662
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
3.234%(cc)	06/25/35		16	14,193
Series 2005-H, Class 2A1
4.089%(cc)	09/25/35		11	10,193
Series 2005-H, Class 2A5
4.089%(cc)	09/25/35		134	121,591
Bancaja 8 Fondo de Titulizacion de Activos (Spain),
Series 8, Class A
—%(p)	10/25/37	EUR	205	223,653
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
8.322%(cc)	02/26/36		524	185,533
Series 2011-RR05, Class 12A2, 144A
4.869%(cc)	03/26/37		764	864,848

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-05, Class 1A2
3.171%(cc)	08/25/33	3	$2,911
Series 2003-09, Class 2A1
3.889%(cc)	02/25/34	25	24,382
Series 2004-02, Class 22A
3.801%(cc)	05/25/34	7	6,308
Series 2004-10, Class 13A1
3.737%(cc)	01/25/35	36	34,249
Series 2004-10, Class 22A1
4.377%(cc)	01/25/35	24	22,289
Series 2005-01, Class 2A1
3.747%(cc)	03/25/35	19	17,970
Series 2005-04, Class 3A1
4.039%(cc)	08/25/35	204	191,521
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
3.736%(cc)	09/25/35	106	82,645
Series 2005-09, Class 24A1
3.853%(cc)	11/25/35	64	56,748
Series 2005-10, Class 24A1
3.229%(cc)	01/25/36	103	102,332
Series 2006-02, Class 23A1
3.761%(cc)	03/25/36	117	96,674
Series 2006-04, Class 21A1
3.349%(cc)	08/25/36	118	84,654
Series 2006-05, Class 2A2
3.697%(cc)	08/25/36	184	117,754
Series 2006-06, Class 32A1
3.717%(cc)	11/25/36	273	177,829
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
0.345%(c)	02/25/34	41	36,858
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
0.345%(c)	12/25/46	1,466	1,274,937
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
3.635%(cc)	01/26/36	568	468,498
Series 2007-R06, Class 2A1
4.251%(cc)	12/26/46	418	332,199
Bellemeade Re Ltd. (Bermuda),
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.535%(c)	08/25/28	148	147,166
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.770%(c)	08/25/28	300	272,129
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.035%(c)	10/25/28	246	243,219
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.635%(c)	04/25/29	229	227,882

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.285%(c)	07/25/29	370	$368,708
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.785%(c)	07/25/29	1,200	1,162,612
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	10/25/29	446	444,812
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.185%(c)	10/25/29	1,600	1,538,916
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.845%(c)	06/25/30	800	800,140
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.595%(c)	06/25/30	210	210,000
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.327%	09/15/21^	7,937	7,875,400
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.673%(c)	11/01/23	4,900	4,820,444
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.386%(cc)	07/25/37	89	77,223
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.173%(c)	01/25/57	426	426,054
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	2,590	2,603,107
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	1,808	1,801,185
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
1.185%(c)	02/25/49	2,026	2,021,915
Citigroup Mortgage Loan Trust,
Series 2004-HYB02, Class 2A
4.023%(cc)	03/25/34	17	16,679
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400% (Cap 9.844%, Floor 2.400%)
4.380%(c)	10/25/35	303	292,812
Series 2011-12, Class 3A2, 144A
3.772%(cc)	09/25/47	394	356,459
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66	91	91,195
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34	21	21,462
Series 2005-10, Class 1A2A
3.245%(cc)	12/25/35	33	22,344

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust,
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.285%(c)	06/25/39	891	$865,313
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.285%(c)	10/25/39	100	96,932
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.235%(c)	01/25/40	1,100	1,043,858
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.427%(cc)	08/25/34	23	21,619
Series 2004-12, Class 12A1
3.799%(cc)	08/25/34	37	36,979
Series 2004-22, Class A3
3.819%(cc)	11/25/34	447	433,940
Series 2004-HYB05, Class 2A1
4.119%(cc)	04/20/35	11	10,553
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.320%)
0.825%(c)	03/25/35	322	273,723
Series 2005-09, Class 1A1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.300%)
0.785%(c)	05/25/35	406	332,692
Series 2005-HYB06, Class 5A1
3.484%(cc)	10/20/35	37	33,603
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 0.000%)
3.793%(c)	02/20/36	188	175,898
Series 2007-18, Class 1A1
6.000%	11/25/37	126	100,728
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL04, Class A1, 144A
3.522%	08/26/58	554	565,924
Credit Suisse Mortgage Trust,
Series 2010-18R, Class 4A4, 144A
3.500%(cc)	04/26/38	483	478,814
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58	563	571,139
Series 2019-RPL09, Class A1, 144A
3.092%(cc)	10/27/59	1,655	1,700,487
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.585%(c)	12/26/59^	3,680	3,670,052
CSFB Mortgage-Backed Trust,
Series 2004-AR06, Class 9A2, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.370%)
0.925%(c)	10/25/34	24	24,354
CSMC Mortgage-Backed Trust,
Series 2007-03, Class 1A6A
5.579%(cc)	04/25/37	185	87,760
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2003-03, Class 3A1
5.000%	10/25/18	3	3,244

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.150% (Cap 10.500%, Floor 0.150%)
0.335%(c)	03/25/37		972	$890,993
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
0.285%(c)	10/25/36		5	3,904
Series 2006-AB04, Class A6A2
5.886%(cc)	10/25/36		40	37,726
Dukinfield PLC (United Kingdom),
Series 1, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.292%(c)	08/15/45	GBP	1,412	1,748,572
Durham Mortgages A PLC (United Kingdom),
Series 2018-AX, Class A, 3 Month GBP LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.825%(c)	03/31/53	GBP	1,440	1,783,026
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.885%(c)	11/25/28		516	499,484
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.985%(c)	04/25/29		180	178,978
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.393%(c)	06/15/40	GBP	783	918,075
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.362%(c)	12/10/44	GBP	477	582,067
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.143%(c)	06/13/45	GBP	410	501,641
Series 2007-03X, Class A3C, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.143%(c)	06/13/45	GBP	137	167,193
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35		54	61,272
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.228%(c)	12/25/36		28	27,564
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
0.485%(c)	12/25/45		1,324	1,319,575
Series 2018-16, Class MB
3.500%	07/25/46		4,000	4,201,034
Series 2019-05, Class FA, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
0.585%(c)	03/25/49		2,971	2,967,998
Finsbury Square PLC (United Kingdom),
Series 2020-02A, Class A, 144A
—%(p)	06/16/70	GBP	600	744,166

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA01, Class 1A1
3.507%(cc)	03/25/35	267	$205,802
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
3.844%(cc)	05/25/37	180	116,878
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36	79	94,692
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34	244	282,082
Series 4289, Class WZ
3.000%	01/15/44	767	827,783
Series 4768, Class VB
3.500%	06/15/38	1,300	1,363,915
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.720%(c)	07/15/44	746	748,521
Series 5002, Class FJ, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
0.590%(c)	07/25/50	2,200	2,198,010
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.635%(c)	09/15/42	488	493,841
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.535%(c)	03/25/29	148	147,705
Series 2020-DNA03, Class B1, 144A
—%(p)	06/25/50	160	160,000
Series 2020-DNA03, Class M2, 144A
—%(p)	06/25/50	590	590,000
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.035%(c)	02/25/50	1,030	976,547
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)
3.285%(c)	03/25/50	80	76,595
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	09/25/48	2	2,454
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.835%(c)	01/25/49	98	96,108
GCAT LLC,
Series 2019-04, Class A1, 144A
3.228%	11/26/49	4,261	4,193,804
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
0.953%(c)	01/20/64	1,241	1,244,122

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.803%(c)	07/20/64		1,944	$1,942,855
Series 2015-142, Class DZ
4.000%	10/20/45		2,410	2,773,079
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.983%(c)	08/20/61		14	14,474
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.303%(c)	01/20/66		2,030	2,063,451
Series 2017-121, Class PE
3.000%	07/20/46		172	176,162
Series 2017-133, Class EC
3.000%	05/20/47		106	108,841
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
1.904%(c)	04/20/67		6,230	6,351,498
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
2.266%(c)	08/20/68		1,320	1,306,082
Series 2019-20, Class FE, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
0.590%(c)	02/20/49		2,724	2,719,250
Great Hall Mortgages No. 1 PLC (United Kingdom),
Series 2006-01, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.322%(c)	06/18/38	GBP	28	34,181
Series 2007-01, Class A2A, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.302%(c)	03/18/39	GBP	46	55,557
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
4.200%(cc)	10/25/33		106	103,378
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.240% (Cap 10.500%, Floor 0.240%)
0.425%(c)	08/25/45		1,285	1,134,528
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	01/26/37		153	151,282
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	01/26/37		1,300	1,265,596
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750% (Cap N/A, Floor 1.750%)
2.930%(c)	03/25/33		4	4,179
Series 2005-AR01, Class 1A1
4.270%(cc)	01/25/35		6	5,688
Series 2005-AR02, Class 2A1
3.910%(cc)	04/25/35		100	93,424
Series 2005-AR03, Class 6A1
3.740%(cc)	05/25/35		149	138,394
Series 2006-AR01, Class 2A1
3.852%(cc)	01/25/36		60	58,424

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
3.673%(cc)	04/19/34		39	$36,306
Series 2005-04, Class 3A1
3.653%(cc)	07/19/35		19	15,515
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
0.530%(c)	06/20/35		1,249	1,245,716
Series 2005-09, Class B1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.790%(c)	06/20/35		746	738,023
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.310% (Cap 11.000%, Floor 0.310%)
0.504%(c)	11/19/35		382	340,988
Series 2006-05, Class 2A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.374%(c)	07/19/46		68	38,614
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.050% (Cap N/A, Floor 0.000%)
1.287%(c)	05/25/53	GBP	6,195	7,653,464
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.785%(c)	10/25/28		65	64,917
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.835%(c)	05/25/29		163	160,331
HomeBanc Mortgage Trust,
Series 2005-04, Class A2, 1 Month LIBOR + 0.330% (Cap 11.500%, Floor 0.330%)
0.515%(c)	10/25/35		53	52,998
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
0.345%(c)	03/25/37		784	738,535
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
3.964%(cc)	11/25/35		6	5,510
Series 2007-AR01, Class 1A2
3.677%(cc)	03/25/37		586	528,893
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.420%)
1.025%(c)	05/25/34		371	337,609
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.240%)
0.665%(c)	07/25/35		1,882	1,715,173
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.310% (Cap 10.500%, Floor 0.310%)
0.495%(c)	10/25/36		1,050	601,430
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.375%(c)	09/25/46		193	167,890
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
3.221%(cc)	11/25/33		3	2,759

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-A02, Class 7CB1
3.870%(cc)	04/25/35		20	$20,081
Series 2005-A06, Class 2A1
4.466%(cc)	08/25/35		14	13,345
Series 2005-ALT01, Class 3A1
3.643%(cc)	10/25/35		50	41,454
Series 2006-A01, Class 3A2
3.490%(cc)	02/25/36		18	14,656
Series 2006-A07, Class 2A2
3.789%(cc)	01/25/37		689	616,345
Series 2007-A01, Class 1A1
4.150%(cc)	07/25/35		15	14,583
Series 2007-S03, Class 1A90
7.000%	08/25/37		185	143,639
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-01X, Class A3C, 3 Month LIBOR + 0.170% (Cap N/A, Floor 0.000%)
0.483%(c)	06/14/40		2,315	2,178,498
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59		930	929,425
Series 2019-PR01, Class A1, 144A
3.858%	09/25/59		2,728	2,716,735
Series 2020-GS01, Class A1, 144A
2.882%	10/25/59		194	192,233
Lehman XS Trust,
Series 2007-04N, Class 1A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	03/25/47		167	187,284
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	07/25/37		1,179	1,005,749
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.335%(c)	12/25/37		1,732	1,556,897
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.673%(c)	04/01/24		516	515,293
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B
—%(p)	01/01/61	EUR	2,803	2,953,786
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.843%(c)	12/15/49	GBP	1,441	1,710,597
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
3.385%(cc)	12/25/33		45	42,581
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
3.359%(cc)	02/25/33		30	28,558
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57		447	476,447

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
3.226%(cc)	06/25/36		42	$41,507
NCUA Guaranteed Notes Trust,
Series 2010-R01, Class 1A, 1 Month LIBOR + 0.450% (Cap 7.000%, Floor 0.450%)
0.624%(c)	10/07/20		59	58,857
Series 2010-R03, Class 1A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
0.734%(c)	12/08/20		117	116,359
Series 2010-R03, Class 2A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
0.734%(c)	12/08/20		909	908,850
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		939	994,970
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		286	309,114
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.935%(c)	01/25/48		444	439,278
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		6,286	6,590,636
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		2,389	2,505,339
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB
—%(p)	12/01/50	EUR	485	482,332
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.397%(c)	12/01/50	GBP	2,799	3,246,467
Series 2007-02X, Class A2, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.323%(c)	12/15/50	GBP	134	166,062
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.242%(c)	12/15/50	EUR	1,778	1,908,381
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.193%(c)	12/15/50	GBP	911	1,075,160
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.443%(c)	12/15/50	GBP	228	258,484
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.735%(c)	07/25/28		55	55,213
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	07/25/29		46	45,815
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.835%(c)	06/25/57		140	137,733

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Park Avenue Funding Trust,
Series 2020-02, Class PT, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.184%(c)	06/02/22		6,000	$6,000,000
Radnor Re Ltd. (Bermuda),
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.385%(c)	06/25/29		42	41,906
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.635%(c)	02/25/30		200	183,444
RALI Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		65	63,261
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	06/25/46		535	184,505
Series 2007-QH08, Class A
2.624%(cc)	10/25/37		501	438,393
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	02/25/47		1,523	734,914
Series 2007-QS03, Class A3
6.250%	02/25/37		2,309	2,117,821
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
0.593%(c)	11/25/34		847	750,757
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
0.525%(c)	01/25/36		1,027	970,095
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
0.635%(c)	04/25/35		201	126,248
RESIMAC Bastille Trust (Australia),
Series 2018-01NCA, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.024%(c)	12/05/59		334	332,980
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.104%(c)	09/05/57		1,370	1,363,627
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.353%(c)	12/15/43	GBP	1,260	1,458,360
Series 2007-01X, Class M1B, 3 Month GBP LIBOR + 0.220% (Cap N/A, Floor 0.000%)
0.413%(c)	12/15/43	GBP	610	650,592
RFMSI Trust,
Series 2005-SA04, Class 1A21
4.225%(cc)	09/25/35		198	151,146
Series 2006-SA01, Class 2A1
4.819%(cc)	02/25/36		43	35,828

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Ripon Mortgages PLC (United Kingdom),
Series 01X, Class A2, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.056%(c)	08/20/56	GBP	1,783	$2,195,338
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.348%(c)	06/12/44	GBP	1,827	2,119,893
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
0.390%(c)	07/20/36		55	51,103
Silverstone Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 2A, 144A, 3 Month Sterling Overnight Index Average + 0.750% (Cap N/A, Floor 0.000%)
1.235%(c)	01/21/70	GBP	219	273,057
Stanlington No 1 PLC (United Kingdom),
Series 2017-01, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.198%(c)	06/12/46	GBP	1,209	1,491,383
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
3.765%(cc)	02/25/34		62	58,941
Series 2004-04, Class 3A2
3.832%(cc)	04/25/34		7	7,188
Series 2004-18, Class 3A1
3.279%(cc)	12/25/34		1,711	1,637,164
Series 2005-01, Class 2A
3.622%(cc)	02/25/35		1,484	1,385,207
Series 2005-18, Class 6A1
4.054%(cc)	09/25/35		158	148,503
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.330%)
0.854%(c)	10/19/34		5	4,870
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
0.444%(c)	07/19/35		70	64,253
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.220% (Cap 10.500%, Floor 0.220%)
0.405%(c)	05/25/36		112	104,686
Series 2006-AR07, Class A10, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
0.385%(c)	08/25/36		432	687,875
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
0.305%(c)	08/25/36		1,879	1,630,574
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220% (Cap 11.500%, Floor 0.220%)
0.405%(c)	09/25/47		344	291,340
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.465%(c)	01/25/36		452	397,678

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.475%(c)	10/25/36		951	$799,754
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
5.970%(cc)	09/25/36		284	15,222
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.815%(c)	06/25/47		49	45,452
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, 3 Month Sterling Overnight Index Average + 0.900% (Cap N/A, Floor 0.000%)
1.392%(c)	07/20/45	GBP	7,067	8,705,109
Series 2019-V2A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.200% (Cap N/A, Floor 0.000%)
1.481%(c)	02/20/54	GBP	1,502	1,857,496
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.677%(c)	10/20/51	GBP	4,761	5,858,835
Trinity Square PLC (United Kingdom),
Series 2015-01A, Class A, 144A, 3 Month GBP LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.818%(c)	07/15/51	GBP	660	820,140
Wachovia Mortgage Loan Trust LLC Trust,
Series 2007-A, Class 3A1
4.151%(cc)	03/20/37		38	34,048
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
2.704%(c)	11/25/42		1	684
Series 2005-AR10, Class 3A1
2.371%(cc)	08/25/35		1	942
Series 2005-AR16, Class 1A3
3.746%(cc)	12/25/35		289	276,936
Series 2006-AR02, Class 2A1
3.565%(cc)	03/25/36		145	126,278
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980% (Cap N/A, Floor 0.980%)
2.484%(c)	06/25/46		28	26,502
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
2.240%(c)	07/25/46		196	175,596
Series 2006-AR10, Class 1A2
3.709%(cc)	09/25/36		33	30,573
Series 2006-AR13, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
2.240%(c)	10/25/46		16	14,139
Series 2006-AR15, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
2.240%(c)	11/25/46		60	54,743
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730% (Cap N/A, Floor 0.730%)
2.234%(c)	01/25/47		85	80,523

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-HY01, Class 3A3
3.649%(cc)	02/25/37			3,195	$2,820,248
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.770% (Cap N/A, Floor 0.770%)
2.274%(c)	04/25/47			3,362	2,787,133
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
0.635%(c)	04/25/35			498	376,285
Series 2006-01, Class 2CB2
7.000%	02/25/36			1,176	891,462
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940% (Cap N/A, Floor 0.940%)
2.444%(c)	07/25/46			33	22,215
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750% (Cap N/A, Floor 0.750%)
2.254%(c)	02/25/47			434	367,106

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $213,596,120)					209,560,401

SOVEREIGN BONDS — 5.5%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30			1,100	1,211,482
3.875%	04/16/50			1,000	1,184,255
Sr. Unsec’d. Notes, EMTN
3.125%	04/16/30			4,000	4,405,391
3.875%	04/16/50			5,000	5,921,274
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
30.022%(c)	10/04/22	ARS		76	914
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
4.625%	01/11/23			1,475	615,989
6.875%	04/22/21			1,630	678,901
7.820%	12/31/33		EUR	884	427,507
7.820%	12/31/33		EUR	630	304,480
8.280%	12/31/33			526	237,485
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
0.750%	11/21/27		AUD	7,800	6,032,817
3.000%	09/20/25		AUD	3,120	3,143,237
Sr. Unsec’d. Notes, Series 22CI
1.250%	02/21/22		AUD	2,650	2,169,802
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35		EUR	400	560,973
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28			2,300	1,978,000
Bonos del Tesoro Nacional en Pesos Badlar (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
26.415%(c)	04/03/22		ARS	9,899	76,884

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28			876	$885,109
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26		CAD	1,854	1,775,796
China Development Bank (China),
Unsec’d. Notes, Series 1715
4.240%	08/24/27		CNH	2,000	298,866
China Government Bond (China),
Bonds, Series 1725
3.820%	11/02/27		CNH	400	60,441
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45			580	654,162
5.625%	02/26/44			2,000	2,400,883
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.100%	04/15/23		EUR	869	994,577
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25			5,000	5,063,319
5.950%	01/25/27			2,000	2,015,685
6.400%	06/05/49			2,000	1,829,492
Sr. Unsec’d. Notes, 144A
6.000%	07/19/28			500	503,678
7.500%	05/06/21			717	740,114
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
8.750%	06/02/23	(v)		4,000	1,849,026
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
7.625%	05/29/32			1,000	976,547
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25		EUR	755	823,697
4.750%	04/16/26		EUR	1,385	1,478,716
6.375%	04/11/31		EUR	875	911,319
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30		EUR	3,000	3,042,931
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27			2,000	2,095,750
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27			1,700	1,468,885
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.500%	04/15/26	(v)	EUR	3,300	3,919,770
0.875%	09/15/25		EUR	4,600	5,551,505
French Republic Government Bond OAT (France),
Bonds
2.100%	07/25/23		EUR	3,877	4,747,077
Bonds, 144A
1.500%	05/25/50	(v)	EUR	6,400	9,017,117
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29			3,000	2,836,259
8.950%	03/26/51			1,000	918,051

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27			790	$739,180
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26			2,500	2,601,361
5.750%	06/06/22			4,000	4,181,466
6.125%	06/01/50			500	578,996
Hellenic Republic Government Bond (Greece),
Bonds
3.650%(cc)	02/24/23		EUR	120	146,430
3.650%(cc)	02/24/24		EUR	68	84,975
3.650%(cc)	02/24/25		EUR	139	176,661
3.650%(cc)	02/24/26		EUR	408	531,526
3.650%(cc)	02/24/27		EUR	68	89,563
3.650%(cc)	02/24/28		EUR	68	91,028
3.650%(cc)	02/24/29		EUR	2,068	2,813,482
3.650%(cc)	02/24/30		EUR	668	918,708
3.650%(cc)	02/24/31		EUR	68	94,524
3.650%(cc)	02/24/32		EUR	158	223,121
3.650%(cc)	02/24/33		EUR	168	240,278
3.650%(cc)	02/24/34		EUR	578	847,714
3.650%(cc)	02/24/35		EUR	68	100,334
3.650%(cc)	02/24/36		EUR	68	101,360
3.650%(cc)	02/24/37		EUR	1,268	1,901,820
3.650%(cc)	02/24/38		EUR	68	102,015
3.650%(cc)	02/24/39		EUR	2,068	3,147,854
3.650%(cc)	02/24/40		EUR	68	104,460
3.650%(cc)	02/24/41		EUR	68	104,891
3.650%(cc)	02/24/42		EUR	68	105,693
3.900%	01/30/33		EUR	1,675	2,454,181
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34		EUR	330	522,142
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.400%	10/30/31		EUR	2,100	2,223,028
1.450%	09/18/26		EUR	330	367,047
3.375%	07/30/25		EUR	1,625	1,980,871
3.400%	09/18/29			1,200	1,277,163
4.100%	04/24/28			4,000	4,428,970
4.200%	10/15/50			2,200	2,452,424
Sr. Unsec’d. Notes, EMTN
2.625%	06/14/23		EUR	6,000	6,979,359
2.875%	07/08/21		EUR	600	688,535
3.750%	06/14/28		EUR	875	1,120,691
4.750%	07/18/47			6,000	7,057,909
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A
5.800%	01/15/28			350	316,460
6.752%	03/09/23			400	370,175
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50			1,000	1,189,452
Italy Buoni Poliennali Del Tesoro (Italy),
Bonds
2.000%	12/01/25	(v)	EUR	3,500	4,197,801
Sr. Unsec’d. Notes
1.450%	11/15/24	(v)	EUR	1,300	1,517,529

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
1.650%	12/01/30	EUR	900	$1,043,520
2.350%	09/15/24	EUR	8,219	9,981,146
2.450%	09/01/50	EUR	1,100	1,297,639
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	9,992	11,467,053
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
6.375%	03/03/28		400	409,220
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45		1,600	2,370,840
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		1,700	1,763,983
Malaysia Government Bond (Malaysia),
Bonds, Series 0119
3.906%	07/15/26	MYR	4,000	996,500
Bonds, Series 0307
3.502%	05/31/27	MYR	2,300	564,813
Malaysia Government Investment Issue (Malaysia),
Bonds, Series 0119
4.130%	07/09/29	MYR	3,400	865,218
Bonds, Series 0419
3.655%	10/15/24	MYR	3,400	829,925
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	10,752	530,063
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.750%	04/27/32		300	330,632
5.000%	04/27/51		400	431,270
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		4,000	4,434,921
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	03/20/31	AUD	3,100	2,248,704
3.000%	02/20/30	AUD	1,600	1,268,814
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	NZD	5,200	4,070,132
Sr. Unsec’d. Notes, Series 0935
2.500%	09/20/35	NZD	1,700	1,561,665
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
5.625%	06/27/22		1,000	1,011,288
7.625%	11/21/25		2,000	2,040,347
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,600	1,516,073
Northern Territory Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	2,000	1,389,673
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
5.625%	01/17/28		5,000	4,674,862
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.300%	04/29/53		300	358,011

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
4.500%	04/01/56		3,700	$4,537,993
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.950%	04/28/31		1,700	1,889,829
5.400%	03/30/50		1,100	1,264,778
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
6.150%	08/12/32	PEN	7,300	2,352,040
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
6.350%	08/12/28	PEN	2,700	901,721
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	27,100	8,822,531
6.150%	08/12/32	PEN	1,900	614,549
6.350%	08/12/28	PEN	3,900	1,302,486
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
9.500%	02/02/30		1,000	1,626,952
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24		13,120	15,287,668
Province of British Columbia (Canada),
Unsec’d. Notes
4.300%	06/18/42	CAD	300	316,702
Province of Ontario (Canada),
Unsec’d. Notes
3.450%	06/02/45	CAD	3,000	2,860,700
Province of Quebec (Canada),
Unsec’d. Notes
5.000%	12/01/41	CAD	200	227,666
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	02/15/23		295	121,154
9.950%	06/09/21		1,450	590,376
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.375%	03/14/24		5,000	5,357,778
3.750%	04/16/30		6,000	6,842,189
3.875%	04/23/23		700	751,272
4.400%	04/16/50		7,000	8,707,165
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
3.500%	08/21/30	AUD	3,400	2,814,693
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	4,256,070
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23		1,570	1,820,525
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	3,405	5,213,658
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,725	4,612,311
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	1,000	1,123,246
4.850%	09/27/27		1,500	1,469,226
4.850%	09/30/29		200	189,417

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
5.750%	09/30/49			1,000	$868,229
5.875%	09/16/25			6,000	6,362,830
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35		EUR	2,000	2,427,461
Unsec’d. Notes, EMTN
2.124%	07/16/31		EUR	2,500	2,671,711
Russian Federal Bond — OFZ (Russia),
Bonds, Series 6218
8.500%	09/17/31		RUB	474,000	8,041,956
Bonds, Series 6221
7.700%	03/23/33		RUB	450,000	7,232,785
Russian Foreign Bond — Eurobond (Russia),
Sr. Unsec’d. Notes
5.100%	03/28/35			5,000	6,179,251
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.250%	10/22/30			5,000	5,370,411
4.000%	04/17/25			4,000	4,440,887
4.500%	10/26/46			8,000	9,237,911
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
3.125%	05/15/27		EUR	6,000	7,055,798
South Australian Government Financing Authority (Australia),
Local Gov’t. Gtd. Notes, MTN
2.750%	05/24/30		AUD	1,100	850,945
Spain Government Bond (Spain),
Bonds, 144A
0.600%	10/31/29	(v)	EUR	2,000	2,299,387
Sr. Unsec’d. Notes, 144A
1.250%	10/31/30		EUR	11,200	13,576,161
1.450%	04/30/29		EUR	7,100	8,766,850
2.700%	10/31/48	(v)	EUR	1,100	1,670,160
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29		GBP	200	316,598
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.750%	01/18/22			600	470,977
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60			2,000	2,319,367
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
4.250%	12/20/32		AUD	1,500	1,348,308
Local Gov’t. Gtd. Notes, MTN
2.500%	10/22/29		AUD	400	306,450
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.625%	03/30/21	(a)		1,500	1,524,364
5.750%	05/11/47			3,000	2,459,419
6.000%	01/14/41			2,300	1,988,118
7.250%	12/23/23			3,000	3,119,266
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/30		EUR	400	387,029
7.375%	09/25/32			1,600	1,611,130
7.750%	09/01/20			140	140,694

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
7.750%	09/01/21			150	$154,694
7.750%	09/01/22			3,015	3,143,094
7.750%	09/01/23			7,000	7,341,579
8.994%	02/01/24			200	215,051
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30		EUR	1,220	1,180,438
7.750%	09/01/20			596	598,952
7.750%	09/01/22			855	891,325
8.994%	02/01/24			200	215,051
9.750%	11/01/28			200	228,601
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50		GBP	1,100	1,354,229
1.750%	01/22/49		GBP	2,800	4,468,345
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
1.250%	11/22/27		GBP	3,513	5,832,367
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55	(a)		400	512,336
5.100%	06/18/50	(a)		3,000	3,874,246
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24	(d)		800	48,007
Western Australian Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, Series 29
2.750%	07/24/29		AUD	400	310,731

TOTAL SOVEREIGN BONDS (cost $411,662,432)					421,723,846

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.5%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32	(k)		820	1,288,214
6.750%	09/15/29	(k)		500	752,481
6.750%	03/15/31	(k)		600	943,468
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.125%, Floor 1.625%)
4.750%(c)	03/01/35			4	4,431
Federal National Mortgage Assoc.
2.000%	TBA	(tt)		2,200	2,245,398
2.000%	TBA	(tt)		13,100	13,339,137
2.500%	TBA	(tt)		300	312,050
2.500%	TBA	(tt)		25,700	26,675,116
2.500%	TBA	(tt)		58,000	60,329,673
2.500%	TBA	(tt)		70,800	73,486,313
3.000%	TBA	(tt)		3,800	3,988,337
3.000%	10/01/49			2,548	2,743,967
3.000%	03/01/50			4,264	4,509,179
3.500%	TBA	(tt)		8,700	9,150,049
3.500%	TBA	(tt)		53,600	56,372,715
3.500%	TBA	(tt)		43,000	45,224,631
3.500%	10/01/34			725	781,015
3.500%	05/01/49			673	734,444
3.500%	02/01/50			1,454	1,547,520
3.500%	01/01/59			1,973	2,145,928
4.000%	TBA	(tt)		49,500	52,475,801
4.000%	TBA	(tt)		55,000	58,306,446
4.295%	06/01/21			2,676	2,743,595

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.250%	05/15/29	(k)	555	$803,917
6.625%	11/15/30	(k)	515	796,584
7.125%	01/15/30	(k)	765	1,192,291
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.379%, Floor 1.200%)
2.891%(c)	11/01/42		37	37,063
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.488%, Floor 1.200%)
2.891%(c)	03/01/44		23	22,752
Government National Mortgage Assoc.
4.000%	02/20/49		1,009	1,071,431

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $422,833,259)				424,023,946

U.S. TREASURY OBLIGATIONS — 10.4%
U.S. Treasury Bonds
2.000%	02/15/50	(a)	5,115	5,854,277
2.500%	05/15/46	(k)	620	768,703
2.875%	05/15/43	(a)	7,465	9,746,491
3.000%	11/15/44	(a)(k)	11,257	15,067,059
3.000%	05/15/45	(k)	170	228,172
3.000%	11/15/45		1,705	2,297,221
3.125%	02/15/43	(h)(k)	11,965	16,216,314
3.375%	05/15/44	(a)	7,855	11,106,233
3.375%	11/15/48	(k)	1,550	2,275,836
3.625%	08/15/43		5,100	7,446,797
3.625%	02/15/44	(a)	7,020	10,273,331
3.750%	11/15/43	(a)	9,695	14,425,857
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21		15,174	15,241,648
0.125%	01/15/22	(h)(k)	3,863	3,915,466
0.125%	04/15/22		44,365	45,009,853
0.125%	07/15/22		14,284	14,623,209
0.125%	01/15/23	(h)	7,414	7,596,121
0.125%	10/15/24		5,996	6,283,183
0.125%	07/15/26		37,485	39,833,266
0.250%	07/15/29		10,625	11,631,259
0.375%	07/15/23		10,315	10,743,866
0.375%	07/15/25		32,789	35,024,280
0.375%	01/15/27		23,510	25,350,990
0.375%	07/15/27		36,328	39,505,948
0.500%	04/15/24		10,267	10,796,415
0.500%	01/15/28	(k)	81,394	89,269,311
0.625%	07/15/21	(k)	4,753	4,834,975
0.625%	04/15/23	(a)(k)	5,584	5,808,123
0.625%	01/15/26	(a)(k)	30,472	33,007,189
0.625%	02/15/43	(h)	4,773	5,620,448
0.750%	07/15/28		25,269	28,497,757
0.750%	02/15/42		11,335	13,575,565
0.750%	02/15/45		5,836	7,140,669
0.875%	01/15/29		43,931	50,113,479
1.000%	02/15/46		16,988	22,026,458
1.375%	02/15/44		17,657	24,101,852
2.000%	01/15/26		5,901	6,854,695
2.125%	02/15/40		13,238	19,516,831
2.125%	02/15/41		8,910	13,302,608
2.375%	01/15/27	(h)	3,471	4,213,293
2.500%	01/15/29	(h)(k)	9,435	12,093,515

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.375%	04/15/32	(h)	878	$1,305,895
3.875%	04/15/29	(h)(k)	7,471	10,558,225
U.S. Treasury Notes
0.625%	05/15/30	(a)	3,665	3,653,547
1.500%	02/15/30	(a)(k)	8,340	9,012,412
1.625%	09/30/26		4,015	4,310,165
2.000%	02/15/25	(k)	245	264,447
2.250%	11/15/25		9,155	10,085,520
2.250%	11/15/27		3,145	3,540,582
3.000%	09/30/25	(k)	3,510	3,998,658
3.125%	11/15/28	(a)	34,600	41,811,937
U.S. Treasury Strips Coupon
1.595%(s)	08/15/40	(k)	6,100	4,640,766
2.027%(s)	05/15/39	(k)	1,055	826,939
2.057%(s)	11/15/38	(k)	1,495	1,183,269
2.057%(s)	02/15/39	(k)	1,375	1,081,470
2.131%(s)	11/15/28	(k)	495	466,576
2.393%(s)	11/15/43	(k)	1,572	1,104,391
2.763%(s)	08/15/29	(k)	75	70,110
2.856%(s)	05/15/31	(k)	40	36,358
3.019%(s)	11/15/35	(h)(k)	1,500	1,265,156

TOTAL U.S. TREASURY OBLIGATIONS (cost $784,029,475)				800,454,986

TOTAL LONG-TERM INVESTMENTS (cost $6,229,548,162)				6,627,959,155

			Shares

SHORT-TERM INVESTMENTS — 28.3%
AFFILIATED MUTUAL FUNDS — 26.0%
PGIM Core Ultra Short Bond Fund(w)			1,651,701,615	1,651,701,615
PGIM Institutional Money Market Fund (cost $345,707,297; includes $345,569,246 of cash collateral for securities on loan)(b)(w)			345,694,634	345,694,634

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,997,408,912)				1,997,396,249

Interest Rate	Maturity Date		Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS — 0.0%
Argentina Treasury Bills
(2.363)%(n)	08/27/20		ARS 549	5,602
Letras del Tesoro en Pesos Badlar, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
30.362%(c)	08/28/20		ARS 7,096	67,254
South Africa Treasury Bills
4.470%(n)	12/09/20		ZAR 47,300	2,674,193

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $2,876,076)				2,747,049

			Principal Amount (000)#		Value

REPURCHASE AGREEMENT(m) — 0.0%
TD Securities (USA) LLC 0.13%, dated 06/30/20, due 07/01/20 in the amount of $2,400,009 (cost $2,400,000)				2,400	$2,400,000

Interest Rate	Maturity Date

U.S. TREASURY OBLIGATIONS(n) — 2.3%
U.S. Treasury Bills
0.000%	09/24/20	(h)(k)		1,114	1,113,658
0.058%	08/18/20	(h)		2,000	1,999,668
0.070%	02/25/21	(k)		89,500	89,410,032
0.095%	07/23/20	(h)(k)		4,300	4,299,685
0.108%	07/07/20			18,100	18,099,630
0.145%	07/28/20	(a)		22,200	22,197,794
0.151%	09/03/20	(h)		61	60,985
0.159%	09/17/20	(k)		12,000	11,996,360
0.170%	09/10/20	(a)		23,900	23,893,754

TOTAL U.S. TREASURY OBLIGATIONS (cost $173,118,126)					173,071,566

OPTIONS PURCHASED*~ — 0.0% (cost $1,055,945)					1,230,745

TOTAL SHORT-TERM INVESTMENTS (cost $2,176,859,059)					2,176,845,609

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 114.4% (cost $8,406,407,221)					8,804,804,764

Interest Rate	Maturity Date		Principal Amount (000)#

SECURITIES SOLD SHORT — (0.2)%

SOVEREIGN BOND — (0.1)%
Canadian Government Bond (Canada),
2.750%	12/01/48		CAD	4,000	(4,228,641)

(proceeds received $1,895,791)

U.S. TREASURY OBLIGATION — (0.1)%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/30			5,850	(6,324,609)

(proceeds received $6,154,004)
TOTAL SECURITIES SOLD SHORT (proceeds received $8,049,795)					(10,553,250)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Value
OPTIONS WRITTEN*~ — (0.0)% (premiums received $2,498,608)	$(2,158,602)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 114.2% (cost $8,395,858,818)	8,792,092,912
Liabilities in excess of other assets(z) — (14.2)%	(1,095,790,105)

NET ASSETS — 100.0%	$7,696,302,807

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16,718,171 and 0.2% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $337,946,218; cash collateral of $345,569,246 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(m)	Repurchase agreements are collateralized by a U.S. Treasury Securities (coupon rate 1%, maturity date 02/15/2046), with the aggregate value, including accrued interest, of $2,443,940.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2020.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 330,600,000 is 4.3% of net assets.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date		Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	(tt)	07/14/20	(25,173)	$(26,504,416)
Federal National Mortgage Assoc.	3.000%	TBA	(tt)	08/13/20	(12,800)	(13,458,057)
Federal National Mortgage Assoc.	3.000%	TBA	(tt)	09/14/20	(14,327)	(15,037,081)
Federal National Mortgage Assoc.	3.500%	TBA	(tt)	07/16/20	(800)	(840,469)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $55,797,506)						$(55,840,023)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	03/14/22	$99.75	38	95	$20,425
90 Day Euro Dollar Futures	Call	06/13/22	$99.75	73	183	43,344
10 Year U.S. Treasury Notes Futures	Call	08/21/20	$192.00	400	400	—

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Corn Futures	Call	11/20/20	$380.00	13	1	$6,663

Total Exchange Traded (cost $ 33,420)						$70,432

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—		2,621	$58,491
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—		6,370	134,587
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—		12,645	267,707
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—		12,820	280,746
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—		2,548	50,794
Currency Option EUR vs USD	Call	Goldman Sachs Bank USA	09/15/20	1.16	—	EUR	3,919	14,652
Currency Option EUR vs USD	Call	Goldman Sachs Bank USA	01/29/21	1.16	—	EUR	3,958	51,787

Total OTC Traded (cost $92,875)								$858,764

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year 30 FVA Swaption, 06/16/23(fv)	Call	Bank of America, N.A.	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)	29	$(177)
1-Year 30 FVA Swaption, 06/16/23(fv)	Call	Morgan Stanley Capital Services LLC	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)	44	(292)
30-Year Interest Rate Swap, 02/26/51	Put	Goldman Sachs Bank USA	02/26/21	0.86%	6 Month GBP LIBOR(S)	0.86%(S)	GBP 1,400	42,726
30-Year Interest Rate Swap, 08/25/51	Put	Morgan Stanley Capital Services LLC	08/23/21	1.75%	3 Month LIBOR(Q)	1.75%(S)	3,200	72,118
30-Year Interest Rate Swap, 08/31/51	Put	Credit Suisse International	08/26/21	1.73%	3 Month LIBOR(Q)	1.73%(S)	3,900	91,622
30-Year Interest Rate Swap, 09/17/51	Put	Bank of America, N.A.	09/15/21	2.18%	3 Month LIBOR(Q)	2.18%(S)	3,300	38,929
30-Year Interest Rate Swap, 12/23/51	Put	Morgan Stanley Capital Services LLC	12/21/21	2.30%	3 Month LIBOR(Q)	2.30%(S)	2,600	33,459
30-Year Interest Rate Swap, 12/23/51	Put	Deutsche Bank AG	12/21/21	2.30%	3 Month LIBOR(Q)	2.30%(S)	1,800	23,164

Total OTC Swaptions (cost $929,650)								$301,549

Total Options Purchased (cost $1,055,945)								$1,230,745

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Brent Crude Oil Futures	Call	07/28/20	$42.00	24	24	$(44,640)

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Brent Crude Oil Futures	Call	07/28/20	$43.00	25		25	$(34,500)
Brent Crude Oil Futures	Call	07/28/20	$44.00	26		26	(25,740)
Brent Crude Oil Futures	Call	07/28/20	$45.00	36		36	(25,200)
Brent Crude Oil Futures	Call	07/28/20	$46.00	24		24	(12,000)
Brent Crude Oil Futures	Call	08/26/20	$47.00	14		14	(13,580)
Brent Crude Oil Futures	Call	08/26/20	$48.00	24		24	(18,960)
Brent Crude Oil Futures	Call	08/26/20	$49.00	36		36	(23,400)
Brent Crude Oil Futures	Call	08/26/20	$50.00	24		24	(12,960)
Natural Gas CSO Futures	Call	09/25/20	$(0.30)	4		40	(440)
Natural Gas Futures	Call	07/28/20	$2.30	2		20	(220)
WTI Crude Oil Futures	Call	07/16/20	$35.00	36		36	(176,760)
WTI Crude Oil Futures	Call	07/16/20	$36.00	12		12	(48,960)
WTI Crude Oil Futures	Call	08/17/20	$42.00	24		24	(40,320)
WTI Crude Oil Futures	Call	08/17/20	$43.00	24		24	(31,920)
WTI Crude Oil Futures	Call	08/17/20	$44.00	14		14	(14,700)
WTI Crude Oil Futures	Call	11/17/20	$42.00	6		6	(21,240)
WTI Crude Oil Futures	Call	11/16/21	$40.00	1		1	(7,590)
WTI-Brent Crude Oil Spread	Call	10/29/20	$(3.00)	1		1	(1,560)
Brent Crude Oil Futures	Put	07/28/20	$29.00	1		1	(300)
Brent Crude Oil Futures	Put	07/28/20	$30.00	2		2	(680)
Corn Futures	Put	11/20/20	$300.00	13		1	(2,275)
Natural Gas CSO Futures	Put	09/25/20	$(0.60)	4		40	(17,960)
Natural Gas Futures	Put	07/27/20	4.25	5	EUR	4	(619)

Total Exchange Traded (premiums received $ 408,238)							$(576,524)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Fuel-Crude Oil Spread	Call	Goldman Sachs International	12/31/20	$(13.00)	5		5	$(32,972)
Fuel-Crude Oil Spread	Call	BNP Paribas S.A.	12/31/20	$(13.00)	6		6	(44,289)
Fuel-Crude Oil Spread	Call	BNP Paribas S.A.	12/31/20	$(13.00)	4		4	(26,573)
Gas-Crude Oil Spread	Call	Goldman Sachs International	12/31/20	$18.00	6		6	(50)
Gas-Crude Oil Spread	Call	JPMorgan Chase Bank, N.A.	12/31/20	$18.10	3		3	(21)
Gas-Crude Oil Spread	Call	JPMorgan Chase Bank, N.A.	12/31/20	$20.00	6		6	(13)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%	—		600	(1)
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%	—	EUR	2,000	(1,771)
Currency Option EUR vs USD	Put	Goldman Sachs Bank USA	09/15/20	1.11	—	EUR	3,919	(25,915)
Currency Option EUR vs USD	Put	Goldman Sachs Bank USA	01/29/21	1.09	—	EUR	3,958	(46,432)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.40	—		1,300	(3)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.46	—		2,800	(8)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.46	—		1,900	(5)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.72	—		3,000	(25)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.79	—		3,000	(35)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.79	—		2,800	(33)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.87	—		4,100	(64)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.87	—		900	(14)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	08/06/20	$100.44	—		3,000	(2,792)
FNMA TBA 2.00%	Put	JPMorgan Chase Bank, N.A.	08/06/20	$100.64	—		1,900	(2,265)

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$102.50	—	3,200	$(11)
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$102.50	—	1,600	(5)
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$102.53	—	1,400	(4)
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$102.53	—	1,100	(4)
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	08/06/20	$102.09	—	3,900	(1,731)
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	08/06/20	$102.09	—	2,900	(1,287)
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	08/06/20	$102.13	—	200	(94)
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	08/06/20	$102.56	—	3,300	(2,840)
FNMA TBA 2.50%	Put	JPMorgan Chase Bank, N.A.	08/06/20	$102.56	—	1,200	(1,033)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Citibank, N.A.	09/29/20	0.00%	—	700	—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%	—	18,250	(6,188)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%	—	9,500	(3,221)
Inflation Floor Option, Inflation on the CPI YOY	Put	JPMorgan Chase Bank, N.A.	10/02/20	0.00%	—	3,500	—

Total OTC Traded (premiums received $585,537)							$(199,699)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#		Value
1-Year Interest Rate Swap, 08/10/21	Call	Goldman Sachs Bank USA	08/06/20	1.45%	3 Month LIBOR(Q)	1.45	%(S)		36,800	$(442,512)
1-Year Interest Rate Swap, 08/13/21	Call	Goldman Sachs Bank USA	08/11/20	1.45%	3 Month LIBOR(Q)	1.45	%(S)		36,700	(441,868)
30-Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/24/20	0.00%	6 Month EURIBOR(S)	0.00	%(A)	EUR	500	(13,552)
30-Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/24/20	0.00%	6 Month EURIBOR(S)	0.00	%(A)	EUR	1,350	(36,591)
30-Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/24/20	0.00%	6 Month EURIBOR(S)	0.00	%(A)	EUR	500	(13,552)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#		Value
30-Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/24/20	0.00%	6 Month EURIBOR	(S)	0.00	%(A)	EUR	1,350	$(36,591)
30-Year Interest Rate Swap, 08/27/50	Call	JPMorgan Chase Bank, N.A.	08/25/20	0.00%	6 Month EURIBOR	(S)	0.00	%(A)	EUR	600	(16,465)
30-Year Interest Rate Swap, 08/27/50	Call	JPMorgan Chase Bank, N.A.	08/25/20	0.00%	6 Month EURIBOR	(S)	0.00	%(A)	EUR	1,300	(35,673)
30-Year Interest Rate Swap, 08/31/50	Call	Goldman Sachs Bank USA	08/27/20	0.00%	6 Month EURIBOR	(S)	0.00	%(A)	EUR	1,200	(33,698)
30-Year Interest Rate Swap, 08/31/50	Call	Goldman Sachs Bank USA	08/27/20	0.00%	6 Month EURIBOR	(S)	0.00	%(A)	EUR	2,000	(56,164)
30-Year Interest Rate Swap, 09/01/50	Call	Goldman Sachs Bank USA	08/28/20	0.00%	6 Month EURIBOR	(S)	0.00	%(A)	EUR	1,900	(53,926)
CDX.NA.HY.34.V5, 06/20/25	Call	Bank of America, N.A.	08/19/20	$104.00	CDX.NA.HY.34.V5	(Q)	5.00	%(Q)		600	(1,066)
CDX.NA.HY.34.V5, 06/20/25	Call	BNP Paribas S.A.	08/19/20	$105.00	CDX.NA.HY.34.V5	(Q)	5.00	%(Q)		700	(984)
CDX.NA.IG.34.V1, 06/20/25	Call	Goldman Sachs International	08/19/20	0.60%	CDX.NA.IG.34.V1	(Q)	1.00	%(Q)		1,600	(840)
CDX.NA.IG.34.V1, 06/20/25	Call	Goldman Sachs International	08/19/20	0.60%	CDX.NA.IG.34.V1	(Q)	1.00	%(Q)		1,600	(840)
CDX.NA.IG.34.V1, 06/20/25	Call	BNP Paribas S.A.	08/19/20	0.60%	CDX.NA.IG.34.V1	(Q)	1.00	%(Q)		1,700	(893)
CDX.NA.IG.34.V1, 06/20/25	Call	BNP Paribas S.A.	08/19/20	0.60%	CDX.NA.IG.34.V1	(Q)	1.00	%(Q)		1,200	(630)
CDX.NA.IG.34.V1, 06/20/25	Call	Bank of America, N.A.	08/19/20	0.60%	CDX.NA.IG.34.V1	(Q)	1.00	%(Q)		1,700	(893)
CDX.NA.IG.34.V1, 06/20/25	Call	Bank of America, N.A.	08/19/20	0.60%	CDX.NA.IG.34.V1	(Q)	1.00	%(Q)		2,000	(1,050)
CDX.NA.IG.34.V1, 06/20/25	Call	BNP Paribas S.A.	08/19/20	0.63%	CDX.NA.IG.34.V1	(Q)	1.00	%(Q)		1,700	(1,294)
CDX.NA.IG.34.V1, 06/20/25	Call	BNP Paribas S.A.	08/19/20	0.63%	CDX.NA.IG.34.V1	(Q)	1.00	%(Q)		1,700	(1,295)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.34.V1, 06/20/25	Call	Bank of America, N.A.	09/16/20	0.55%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		1,600	$(779)
CDX.NA.IG.34.V1, 06/20/25	Call	Bank of America, N.A.	09/16/20	0.55%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		1,800	(876)
iTraxx.EU.33.V1, 06/20/25	Call	Deutsche Bank AG	08/19/20	0.55%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	2,500	(2,195)
iTraxx.EU.33.V1, 06/20/25	Call	Deutsche Bank AG	08/19/20	0.55%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,400	(1,229)
iTraxx.EU.33.V1, 06/20/25	Call	Bank of America, N.A.	09/16/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,900	(846)
iTraxx.EU.33.V1, 06/20/25	Call	Bank of America, N.A.	09/16/20	0.48%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,500	(668)
iTraxx.EU.33.V1, 06/20/25	Call	Bank of America, N.A.	09/16/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,050	(707)
iTraxx.EU.33.V1, 06/20/25	Call	BNP Paribas S.A.	09/16/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	2,950	(1,986)
iTraxx.EU.33.V1, 06/20/25	Call	BNP Paribas S.A.	09/16/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,300	(875)
iTraxx.EU.33.V1, 06/20/25	Call	Goldman Sachs International	09/16/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	4,100	(2,761)
iTraxx.EU.33.V1, 06/20/25	Call	Goldman Sachs International	09/16/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,300	(875)
iTraxx.EU.33.V1, 06/20/25	Call	Deutsche Bank AG	10/21/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	2,300	(2,394)
iTraxx.EU.33.V1, 06/20/25	Call	Deutsche Bank AG	10/21/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,200	(1,249)
iTraxx.EU.33.V1, 06/20/25	Call	JPMorgan Chase Bank, N.A.	10/21/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	2,000	(2,082)
iTraxx.EU.33.V1, 06/20/25	Call	JPMorgan Chase Bank, N.A.	10/21/20	0.50%	iTraxx.EU.33.V1(Q)	1.00%(Q)	EUR	1,400	(1,457)
3-Year Interest Rate Swap, 08/25/24	Put	Morgan Stanley Capital Services LLC	08/23/21	1.45%	1.45%(S)	3 Month LIBOR(Q)		26,600	(4,833)
3-Year Interest Rate Swap, 08/31/24	Put	Credit Suisse International	08/26/21	1.40%	1.40%(S)	3 Month LIBOR(Q)		32,400	(6,813)
3-Year Interest Rate Swap, 09/17/24	Put	Bank of America, N.A.	09/15/21	1.88%	1.88%(S)	3 Month LIBOR(Q)		27,500	(2,342)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#		Value
3-Year Interest Rate Swap, 12/23/24	Put	Morgan Stanley Capital Services LLC	12/21/21	2.02%	2.02	%(S)	3 Month LIBOR(Q)		21,300	$(3,030)
3-Year Interest Rate Swap, 12/23/24	Put	Deutsche Bank AG	12/21/21	2.02%	2.02	%(S)	3 Month LIBOR(Q)		14,400	(2,048)
10-Year Interest Rate Swap, 02/26/31	Put	Goldman Sachs Bank USA	02/26/21	0.78%	0.78	%(S)	6 Month GBP LIBOR(S)	GBP	3,950	(28,852)
CDX.NA.HY.34.V5, 06/20/25	Put	BNP Paribas S.A.	08/19/20	$92.00	5.00	%(Q)	CDX.NA.HY.34.V5(Q)		700	(7,083)
CDX.NA.HY.34.V5, 06/20/25	Put	Bank of America, N.A.	08/19/20	$93.00	5.00	%(Q)	CDX.NA.HY.34.V5(Q)		600	(6,959)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	03/17/21	2.50%	1.00	%(Q)	CDX.NA.IG.33.V1(Q)		2,400	(5,301)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	08/19/20	1.10%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		3,700	(4,704)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	08/19/20	1.10%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		1,200	(1,526)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	08/19/20	1.10%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		1,700	(2,161)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	08/19/20	1.10%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		2,000	(2,543)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	08/19/20	1.10%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		1,600	(2,034)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	08/19/20	1.10%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		1,600	(2,034)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	08/19/20	1.15%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		1,900	(2,087)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	08/19/20	1.15%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		1,600	(1,757)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	08/19/20	1.20%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		1,700	(1,628)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	08/19/20	1.20%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		1,700	(1,628)
CDX.NA.IG.34.V1, 06/20/25	Put	Credit Suisse International	09/16/20	0.55%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		2,000	(24,510)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	09/16/20	1.10%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		1,600	(3,515)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#		Value
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	09/16/20	1.10%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		1,800	$(3,955)
CDX.NA.IG.34.V1, 06/20/25	Put	Credit Suisse International	09/16/20	1.20%	1.00	%(Q)	CDX.NA.IG.34.V1(Q)		2,000	(3,521)
iTraxx.EU.32.V1, 12/20/24	Put	Goldman Sachs International	03/17/21	2.50%	1.00	%(Q)	iTraxx.EU.32.V1(Q)	EUR	1,900	(2,921)
iTraxx.EU.33.V1, 06/20/25	Put	Deutsche Bank AG	08/19/20	1.00%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,500	(2,840)
iTraxx.EU.33.V1, 06/20/25	Put	Deutsche Bank AG	08/19/20	1.00%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,400	(1,590)
iTraxx.EU.33.V1, 06/20/25	Put	Bank of America, N.A.	09/16/20	1.00%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,900	(3,919)
iTraxx.EU.33.V1, 06/20/25	Put	Bank of America, N.A.	09/16/20	1.00%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,500	(3,094)
iTraxx.EU.33.V1, 06/20/25	Put	BNP Paribas S.A.	09/16/20	1.10%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,950	(4,684)
iTraxx.EU.33.V1, 06/20/25	Put	BNP Paribas S.A.	09/16/20	1.10%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,300	(2,064)
iTraxx.EU.33.V1, 06/20/25	Put	Bank of America, N.A.	09/16/20	1.10%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,050	(1,667)
iTraxx.EU.33.V1, 06/20/25	Put	Goldman Sachs International	09/16/20	1.10%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	4,100	(6,510)
iTraxx.EU.33.V1, 06/20/25	Put	Goldman Sachs International	09/16/20	1.10%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,300	(2,064)
iTraxx.EU.33.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	10/21/20	1.20%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,000	(4,292)
iTraxx.EU.33.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	10/21/20	1.20%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,400	(3,004)
iTraxx.EU.33.V1, 06/20/25	Put	Deutsche Bank AG	10/21/20	1.20%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	2,300	(4,935)
iTraxx.EU.33.V1, 06/20/25	Put	Deutsche Bank AG	10/21/20	1.20%	1.00	%(Q)	iTraxx.EU.33.V1(Q)	EUR	1,200	(2,575)

Total OTC Swaptions (premiums received $1,504,833)										$(1,382,379)

Total Options Written (premiums received $2,498,608)										$(2,158,602)

(fv)	Forward Volatility Agreement on a 1 year-30 year straddle swaption effective 6/16/2020. The strike price will be determined based on the swaption rate as of 6/16/2023.

Financial Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
783	2 Year U.S. Treasury Notes	Sep. 2020	$172,908,423	$21,743
200	3 Year Australian Treasury Bonds	Sep. 2020	16,156,591	6,450

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (continued):
205	5 Year Euro-Bobl	Sep. 2020	$31,088,256	$131,371
2,052	5 Year U.S. Treasury Notes	Sep. 2020	258,022,974	482,425
69	10 Year Euro-Bund	Sep. 2020	13,684,095	95,498
33	10 Year Japanese Bonds	Sep. 2020	46,439,917	22,304
1,202	10 Year U.S. Treasury Notes	Sep. 2020	167,284,600	235,826
106	10 Year U.S. Ultra Treasury Notes	Sep. 2020	16,693,344	76,804
243	20 Year U.S. Treasury Bonds	Sep. 2020	43,390,688	(25,780)
9	30 Year Euro Buxl	Sep. 2020	2,224,126	39,741
354	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	77,227,312	170,005
356	Euro-BTP Italian Government Bond	Sep. 2020	57,547,108	1,333,126
47	Euro-OAT	Sep. 2020	8,852,674	119,378
3,954	Mini MSCI EAFE Index	Sep. 2020	351,589,680	(4,500,992)
502	Russell 2000 E-Mini Index	Sep. 2020	36,083,760	489,499
4,339	S&P 500 E-Mini Index	Sep. 2020	670,418,890	6,057,289

				4,754,687

Short Positions:
1,842	2 Year U.S. Treasury Notes	Sep. 2020	406,765,408	(110,924)
36	3 Year Australian Treasury Bonds	Sep. 2020	2,908,186	(1,285)
14	5 Year Euro-Bobl	Sep. 2020	2,123,100	(10,214)
15	10 Year Australian Treasury Bonds	Sep. 2020	1,540,183	(24,452)
115	10 Year Canadian Government Bonds	Sep. 2020	13,029,832	(21,630)
79	10 Year Euro-Bund	Sep. 2020	15,667,297	(135,306)
50	10 Year U.K. Gilt	Sep. 2020	8,527,486	6,467
1,432	10 Year U.S. Treasury Notes	Sep. 2020	199,294,132	(678,122)
68	10 Year U.S. Ultra Treasury Notes	Sep. 2020	10,708,938	(64,374)
157	20 Year U.S. Treasury Bonds	Sep. 2020	28,034,313	(63,999)
14	30 Year Euro Buxl	Sep. 2020	3,459,751	(92,185)
1,918	Euro Schatz Index	Sep. 2020	241,647,458	(228,370)
22	Euro-BTP Italian Government Bond	Sep. 2020	3,556,282	(82,774)
5	Euro-OAT	Sep. 2020	941,774	(12,699)
97	Short Euro-BTP	Sep. 2020	12,192,626	(58,148)

				(1,578,015)

				$3,176,672

Commodity Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
36	Brent Crude	Sep. 2020	$1,485,720	$(11,887)
45	Brent Crude	Oct. 2020	1,862,550	73,732
2	Brent Crude	Dec. 2020	83,520	(784)
160	Brent Crude	Dec. 2021	7,049,600	486,710
18	Brent Crude	Mar. 2022	801,720	40,635
1	Brent Dubai (ICE)	Jul. 2020	305	(2,145)
1	Brent Dubai (ICE)	Aug. 2020	945	(1,505)
1	Brent Dubai (ICE)	Sep. 2020	1,229	(1,221)
1	Brent Dubai (ICE)	Oct. 2020	1,459	(991)
1	Brent Dubai (ICE)	Nov. 2020	1,550	(900)
1	Brent Dubai (ICE)	Dec. 2020	1,642	(808)
21	California Carbon Allowance Vintage	Dec. 2020	353,220	46,220
5	California Carbon Allowance Vintage	Dec. 2021	87,250	1,144
1	Chicago Ethanol (Platts) Swap	Aug. 2020	50,925	9,763

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Commodity Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (continued):
3	Chicago Ethanol (Platts) Swap	Sep. 2020	$150,885	$20,846
2	Chicago Ethanol (Platts) Swap	Oct. 2020	99,750	(1,179)
2	Chicago Ethanol (Platts) Swap	Nov. 2020	99,120	(1,809)
3	Chicago Ethanol (Platts) Swap	Dec. 2020	148,365	1,654
1	Chicago Ethanol (Platts) Swap	Jan. 2021	49,350	1,940
11	Cocoa	Sep. 2020	240,460	(22,254)
2	Coffee ’C’	Sep. 2020	75,750	(774)
2	Copper	Sep. 2020	136,425	(11)
3	Copper	Dec. 2020	205,687	21,083
12	Gasoline RBOB	Sep. 2020	598,450	12,384
3	Gasoline RBOB	Jun. 2021	159,478	26,143
1	Gasoline RBOB	Dec. 2021	46,309	10,981
19	Gold 100 OZ	Aug. 2020	3,420,950	79,035
34	Hard Red Winter Wheat	Sep. 2020	747,575	(43,367)
1	Henry Hub LD1 Fixed Price	Jan. 2021	7,208	682
1	Henry Hub LD1 Fixed Price	Feb. 2021	7,118	592
1	Henry Hub LD1 Fixed Price	Mar. 2021	6,848	322
1	Henry Hub LD1 Fixed Price	Apr. 2021	6,185	(341)
1	Henry Hub LD1 Fixed Price	May. 2021	6,108	(418)
1	Henry Hub LD1 Fixed Price	Jun. 2021	6,205	(321)
1	Henry Hub LD1 Fixed Price	Jul. 2021	6,320	(206)
1	Henry Hub LD1 Fixed Price	Aug. 2021	6,355	(171)
1	Henry Hub LD1 Fixed Price	Sep. 2021	6,325	(201)
1	Henry Hub LD1 Fixed Price	Oct. 2021	6,373	(153)
1	Henry Hub LD1 Fixed Price	Nov. 2021	6,493	(33)
1	Henry Hub LD1 Fixed Price	Dec. 2021	6,818	292
2	Henry Hub LD1 Fixed Price	Jan. 2022	14,145	1,768
2	Henry Hub LD1 Fixed Price	Feb. 2022	13,925	1,548
2	Henry Hub LD1 Fixed Price	Mar. 2022	13,200	823
2	Henry Hub LD1 Fixed Price	Apr. 2022	11,315	(1,062)
2	Henry Hub LD1 Fixed Price	May. 2022	11,130	(1,247)
2	Henry Hub LD1 Fixed Price	Jun. 2022	11,300	(1,077)
2	Henry Hub LD1 Fixed Price	Jul. 2022	11,500	(877)
2	Henry Hub LD1 Fixed Price	Aug. 2022	11,545	(832)
2	Henry Hub LD1 Fixed Price	Sep. 2022	11,465	(912)
2	Henry Hub LD1 Fixed Price	Oct. 2022	11,560	(817)
2	Henry Hub LD1 Fixed Price	Nov. 2022	11,895	(482)
2	Henry Hub LD1 Fixed Price	Dec. 2022	12,745	368
9	ICE Natural Gas	Aug. 2020	56,074	5,426
24	Live Cattle	Aug. 2020	924,240	(1,649)
23	LME Lead	Jul. 2020	1,015,881	(84,456)
24	LME Lead	Sep. 2020	1,064,100	(41,256)
3	LME Lead	Nov. 2020	133,425	8,769
11	LME Nickel	Jul. 2020	842,292	(22,120)
12	LME Nickel	Sep. 2020	921,672	474
2	LME Nickel	Nov. 2020	154,029	3,132
49	LME PRI Aluminum	Jul. 2020	1,952,344	(95,726)
40	LME PRI Aluminum	Sep. 2020	1,616,000	(12,077)
36	LME Zinc	Jul. 2020	1,834,425	(105,042)
19	LME Zinc	Sep. 2020	971,850	18,257
3	LME Zinc	Nov. 2020	153,919	7,564
85	Low Sulphur Gas Oil	Dec. 2020	3,121,625	94,073
16	Low Sulphur Gas Oil	Dec. 2021	633,600	9,497
1	Mont Belvieu Normal Butane (OPIS)	Oct. 2020	20,528	4,355
1	Mont Belvieu Normal Butane (OPIS)	Nov. 2020	20,711	4,539
1	Mont Belvieu Normal Butane (OPIS)	Dec. 2020	20,869	4,697

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Commodity Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (continued):
135	Natural Gas	Aug. 2020	$2,363,850	$8,859
17	Natural Gas	Feb. 2021	483,990	(10,936)
12	Natural Gas	Mar. 2021	328,680	(2,217)
18	No. 2 Soft Red Winter Wheat	Sep. 2020	442,575	(17,028)
12	NY Harbor ULSD	Dec. 2020	631,310	43,507
1	NY Harbor ULSD	Jun. 2021	54,386	7,292
2	Soybean	Nov. 2020	88,225	2,147
13	Sugar #11 (World)	Oct. 2020	174,138	(565)
8	Sugar #11 (World)	Mar. 2021	112,538	(548)
15	White Sugar	Oct. 2020	266,250	16,608
39	WTI Crude	Aug. 2020	1,531,530	64,100
12	WTI Crude	Oct. 2020	473,760	113,243
48	WTI Crude	Mar. 2021	1,918,560	190,113
12	WTI Crude	Apr. 2021	480,960	1,485
12	WTI Crude	May. 2021	482,160	(155,225)
24	WTI Crude	Jun. 2021	966,960	(172,361)
4	WTI Crude	Jul. 2021	161,440	(54,778)
45	WTI Crude	Sep. 2021	1,824,300	(40,752)
20	WTI Crude	Jun. 2022	826,600	57,060
1	WTI Crude	Jun. 2023	42,460	(7,634)
1	WTI Houston (Argus) vs. WTI Trade Month	Jan. 2021	980	(1,522)
1	WTI Houston (Argus) vs. WTI Trade Month	Feb. 2021	1,000	(1,502)
1	WTI Houston (Argus) vs. WTI Trade Month	Mar. 2021	1,000	(1,502)
1	WTI Houston (Argus) vs. WTI Trade Month	Apr. 2021	1,000	(1,502)
1	WTI Houston (Argus) vs. WTI Trade Month	May. 2021	1,000	(1,502)
1	WTI Houston (Argus) vs. WTI Trade Month	Jun. 2021	1,000	(1,502)
1	WTI Houston (Argus) vs. WTI Trade Month	Jul. 2021	1,000	(1,502)
1	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2021	1,000	(1,502)
1	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2021	1,000	(1,502)
1	WTI Houston (Argus) vs. WTI Trade Month	Oct. 2021	1,000	(1,502)
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2021	1,000	(1,502)
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2021	1,000	(1,502)
5	WTI Light Sweet Crude Oil	Sep. 2020	196,700	19,508
9	WTI Light Sweet Crude Oil	Dec. 2022	377,550	4,352

				586,523

Short Positions:
12	Brent Crude	Nov. 2020	498,720	(77,095)
1	Brent Crude	Mar. 2021	42,400	(749)
71	Brent Crude	Jun. 2021	3,057,260	(194,388)
15	Brent Crude	Sep. 2021	654,450	3,556
58	Brent Crude	Jun. 2022	2,615,220	(119,935)
13	Brent Crude	Dec. 2022	596,700	10,819
20	Brent Crude	Jun. 2023	937,000	9,865
36	Brent Crude	Dec. 2023	1,708,560	192,500
3	Coffee ’C’	Dec. 2020	116,381	(594)
79	Corn	Sep. 2020	1,348,925	(42,874)
10	Corn	Dec. 2020	175,250	(7,174)
2	Corn	Mar. 2021	36,125	(655)
9	Cotton No. 2	Dec. 2020	273,960	(6,193)
2	Dated Brent vs. Brent 1st Line	Jul. 2020	1,040	107
2	Dated Brent vs. Brent 1st Line	Aug. 2020	1,840	(693)
2	Dated Brent vs. Brent 1st Line	Sep. 2020	1,880	(733)
2	Dated Brent vs. Brent 1st Line	Oct. 2020	2,000	(854)
2	Dated Brent vs. Brent 1st Line	Nov. 2020	1,960	(814)
2	Dated Brent vs. Brent 1st Line	Dec. 2020	1,960	(814)
17	Gasoline RBOB	Aug. 2020	857,871	(17,097)

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Commodity Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (continued):
1	Gasoline RBOB	Oct. 2020	$46,372	$914
29	Gasoline RBOB	Dec. 2020	1,309,837	(12,191)
1	ICE Endex Dutch TTF Natural Gas	Jan. 2021	10,501	(130)
1	ICE Endex Dutch TTF Natural Gas	Feb. 2021	9,508	(141)
1	ICE Endex Dutch TTF Natural Gas	Mar. 2021	10,346	11
1	ICE Endex Dutch TTF Natural Gas	Apr. 2021	9,590	447
1	ICE Endex Dutch TTF Natural Gas	May. 2021	9,759	612
1	ICE Endex Dutch TTF Natural Gas	Jun. 2021	9,339	698
1	ICE Endex Dutch TTF Natural Gas	Jul. 2021	9,567	805
1	ICE Endex Dutch TTF Natural Gas	Aug. 2021	9,638	734
1	ICE Endex Dutch TTF Natural Gas	Sep. 2021	9,821	216
1	ICE Endex Dutch TTF Natural Gas	Oct. 2021	10,932	(547)
1	ICE Endex Dutch TTF Natural Gas	Nov. 2021	11,382	(1,345)
1	ICE Endex Dutch TTF Natural Gas	Dec. 2021	12,627	(2,255)
2	ICE Endex Dutch TTF Natural Gas	Jan. 2022	25,446	(2,095)
2	ICE Endex Dutch TTF Natural Gas	Feb. 2022	22,953	(1,862)
2	ICE Endex Dutch TTF Natural Gas	Mar. 2022	24,026	(707)
2	ICE Endex Dutch TTF Natural Gas	Apr. 2022	22,695	(97)
2	ICE Endex Dutch TTF Natural Gas	May. 2022	22,417	934
2	ICE Endex Dutch TTF Natural Gas	Jun. 2022	21,516	1,082
2	ICE Endex Dutch TTF Natural Gas	Jul. 2022	22,273	1,078
2	ICE Endex Dutch TTF Natural Gas	Aug. 2022	22,599	752
2	ICE Endex Dutch TTF Natural Gas	Sep. 2022	21,983	614
2	ICE Endex Dutch TTF Natural Gas	Oct. 2022	24,760	(1,378)
2	ICE Endex Dutch TTF Natural Gas	Nov. 2022	24,569	(1,971)
2	ICE Endex Dutch TTF Natural Gas	Dec. 2022	26,382	(3,031)
23	LME Lead	Jul. 2020	1,015,881	44,646
24	LME Lead	Sep. 2020	1,064,100	(91,535)
3	LME Lead	Nov. 2020	133,425	(3,200)
11	LME Nickel	Jul. 2020	842,292	(12,110)
15	LME Nickel	Sep. 2020	1,152,090	(26,087)
49	LME PRI Aluminum	Jul. 2020	1,952,344	168,183
43	LME PRI Aluminum	Sep. 2020	1,737,200	101,463
6	LME PRI Aluminum	Nov. 2020	244,950	(15,319)
36	LME Zinc	Jul. 2020	1,834,425	(64,673)
34	LME Zinc	Sep. 2020	1,739,100	(44,293)
1	LME Zinc	Nov. 2020	51,306	(137)
22	Low Sulphur Gas Oil	Sep. 2020	789,800	(114,128)
18	Low Sulphur Gas Oil	Mar. 2021	679,050	102,302
6	Low Sulphur Gas Oil	Jun. 2022	245,550	(2,187)
7	Natural Gas	Sep. 2020	125,230	1,523
57	Natural Gas	Oct. 2020	1,075,590	122,236
13	Natural Gas	Dec. 2020	357,110	11,118
58	Natural Gas	Jan. 2021	1,672,140	37,020
7	No. 2 Soft Red Winter Wheat	Dec. 2020	174,650	1,409
1	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Oct. 2020	19,924	(3,546)
1	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Nov. 2020	20,134	(3,756)
1	Nymex Mont Belvieu LDH Propane 5 Decimal (OPIS) Swap	Dec. 2020	20,291	(3,914)
13	Platinum	Oct. 2020	553,280	3,197
6	Silver	Sep. 2020	559,110	(10,656)
38	Soybean Oil	Dec. 2020	656,868	(3,866)
6	WTI Crude	Sep. 2020	236,040	132
14	WTI Crude	Nov. 2020	554,120	(55,797)
41	WTI Crude	Dec. 2020	1,626,880	(40,033)
1	WTI Crude	Jun. 2021	40,290	(1,782)
6	WTI Crude	Aug. 2021	242,700	(452)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Commodity Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (continued):
65	WTI Crude	Dec. 2021	$2,653,950	$(265,377)
1	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2020	930	(702)
1	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2020	930	(702)
14	WTI Light Sweet Crude Oil	Dec. 2020	555,520	(69,942)
1	WTI Midland (Argus) vs. WTI Financial	Jan. 2021	150	1,148
1	WTI Midland (Argus) vs. WTI Financial	Feb. 2021	150	1,148
1	WTI Midland (Argus) vs. WTI Financial	Mar. 2021	150	1,148
1	WTI Midland (Argus) vs. WTI Financial	Apr. 2021	150	1,148
1	WTI Midland (Argus) vs. WTI Financial	May. 2021	150	1,148
1	WTI Midland (Argus) vs. WTI Financial	Jun. 2021	150	1,148
1	WTI Midland (Argus) vs. WTI Financial	Jul. 2021	200	1,098
1	WTI Midland (Argus) vs. WTI Financial	Aug. 2021	200	1,098
1	WTI Midland (Argus) vs. WTI Financial	Sep. 2021	200	1,098
1	WTI Midland (Argus) vs. WTI Financial	Oct. 2021	200	1,098
1	WTI Midland (Argus) vs. WTI Financial	Nov. 2021	200	1,098
1	WTI Midland (Argus) vs. WTI Financial	Dec. 2021	200	1,098

				(500,157)

				$86,366

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/20	BNP Paribas S.A.	AUD	2,454	$1,690,192	$1,693,527	$3,335	$—
Expiring 07/02/20	HSBC Bank USA, N.A.	AUD	3,728	2,565,417	2,572,725	7,308	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	AUD	2,763	1,913,656	1,906,770	—	(6,886)
Expiring 07/02/20	Standard Chartered Bank, London	AUD	31,399	21,601,974	21,669,030	67,056	—
Expiring 07/02/20	Standard Chartered Bank, London	AUD	7,817	5,377,885	5,394,579	16,694	—
Brazilian Real,
Expiring 07/02/20	Deutsche Bank AG	BRL	20,983	3,977,855	3,858,226	—	(119,629)
British Pound,
Expiring 07/02/20	Citibank, N.A.	GBP	5,724	7,145,857	7,092,137	—	(53,720)
Canadian Dollar,
Expiring 07/02/20	HSBC Bank USA, N.A.	CAD	1,224	896,747	901,596	4,849	—
Expiring 07/02/20	HSBC Bank USA, N.A.	CAD	775	565,807	570,889	5,082	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	CAD	624	449,209	459,579	10,370	—
Chinese Renminbi,
Expiring 09/16/20	Citibank, N.A.	CNH	16,056	2,255,097	2,261,178	6,081	—
Expiring 09/16/20	Citibank, N.A.	CNH	4,148	577,314	584,165	6,851	—
Expiring 09/16/20	Goldman Sachs Bank USA	CNH	4,570	642,088	643,596	1,508	—
Danish Krone,
Expiring 07/01/20	Citibank, N.A.	DKK	15,745	2,366,378	2,373,920	7,542	—
Expiring 07/01/20	Citibank, N.A.	DKK	12,265	1,865,943	1,849,254	—	(16,689)
Expiring 07/01/20	Citibank, N.A.	DKK	6,260	917,937	943,853	25,916	—
Expiring 07/01/20	JPMorgan Chase Bank, N.A.	DKK	12,973	1,964,764	1,956,021	—	(8,743)
Expiring 07/01/20	Morgan Stanley & Co. International PLC	DKK	16,581	2,499,259	2,500,019	760	—
Expiring 07/01/20	Morgan Stanley & Co. International PLC	DKK	13,797	2,089,176	2,080,209	—	(8,967)
Expiring 07/01/20	Morgan Stanley & Co. International PLC	DKK	12,049	1,812,714	1,816,754	4,040	—
Expiring 07/01/20	Societe Generale (Paris)	DKK	15,296	2,304,359	2,306,251	1,892	—
Euro,
Expiring 07/02/20	Bank of America, N.A.	EUR	33,090	37,330,680	37,177,994	—	(152,686)
Expiring 07/02/20	BNP Paribas S.A.	EUR	6,504	7,349,785	7,307,541	—	(42,244)

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro (continued),
Expiring 07/02/20	BNP Paribas S.A.	EUR	6,285	$7,043,908	$7,061,485	$17,577	$—
Expiring 07/02/20	BNP Paribas S.A.	EUR	2,734	3,069,301	3,071,774	2,473	—
Expiring 07/02/20	BNP Paribas S.A.	EUR	1,966	2,231,993	2,208,891	—	(23,102)
Expiring 07/02/20	BNP Paribas S.A.	EUR	944	1,069,123	1,060,627	—	(8,496)
Expiring 07/02/20	BNP Paribas S.A.	EUR	596	669,094	669,633	539	—
Expiring 07/02/20	Citibank, N.A.	EUR	1,024	1,154,520	1,150,511	—	(4,009)
Expiring 07/02/20	Goldman Sachs Bank USA	EUR	911	1,023,437	1,023,550	113	—
Expiring 07/02/20	HSBC Bank USA, N.A.	EUR	2,726	3,067,053	3,062,786	—	(4,267)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	607	685,946	681,993	—	(3,953)
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	59	75,432	66,853	—	(8,579)
Hong Kong Dollar,
Expiring 09/03/20	BNP Paribas S.A.	HKD	57,465	7,328,000	7,411,676	83,676	—
Indonesian Rupiah,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	25,892,421	1,707,380	1,756,372	48,992	—
Israeli Shekel,
Expiring 09/15/20	Citibank, N.A.	ILS	762	218,873	220,431	1,558	—
Japanese Yen,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	JPY	67,253	628,706	622,867	—	(5,839)
Expiring 07/02/20	UBS AG Stamford	JPY	144,047	1,347,507	1,334,108	—	(13,399)
Mexican Peso,
Expiring 07/24/20	Goldman Sachs Bank USA	MXN	23,450	940,877	1,016,889	76,012	—
Expiring 09/17/20	Citibank, N.A.	MXN	59,119	2,664,278	2,545,607	—	(118,671)
New Zealand Dollar,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	NZD	13,474	8,728,269	8,694,888	—	(33,381)
Expiring 08/04/20	Citibank, N.A.	NZD	6,869	4,400,164	4,432,847	32,683	—
Norwegian Krone,
Expiring 07/02/20	HSBC Bank USA, N.A.	NOK	22,215	2,347,066	2,308,007	—	(39,059)
Expiring 08/04/20	Citibank, N.A.	NOK	11,555	1,185,936	1,200,646	14,710	—
Expiring 08/04/20	Standard Chartered Bank, London	NOK	9,295	958,727	965,816	7,089	—
Peruvian Nuevo Sol,
Expiring 09/04/20	Citibank, N.A.	PEN	11,363	3,353,908	3,204,582	—	(149,326)
Polish Zloty,
Expiring 09/10/20	HSBC Bank USA, N.A.	PLN	61	15,417	15,309	—	(108)
Expiring 09/10/20	Morgan Stanley & Co. International PLC	PLN	77	19,678	19,575	—	(103)
Russian Ruble,
Expiring 07/17/20	BNP Paribas S.A.	RUB	6,573	93,165	92,156	—	(1,009)
Expiring 07/17/20	Goldman Sachs Bank USA	RUB	13,516	173,622	189,485	15,863	—
Expiring 07/17/20	Goldman Sachs Bank USA	RUB	7,599	100,901	106,539	5,638	—
Expiring 07/17/20	Goldman Sachs Bank USA	RUB	7,405	97,264	103,811	6,547	—
Expiring 07/17/20	Goldman Sachs Bank USA	RUB	5,921	78,539	83,007	4,468	—
Expiring 07/27/20	Goldman Sachs Bank USA	RUB	9,539	128,386	133,542	5,156	—
Expiring 07/27/20	UBS AG Stamford	RUB	14,574	195,316	204,025	8,709	—
South African Rand,
Expiring 07/08/20	BNP Paribas S.A.	ZAR	7,313	385,146	421,059	35,913	—
Expiring 07/08/20	Citibank, N.A.	ZAR	2,330	127,748	134,143	6,395	—
Expiring 07/08/20	HSBC Bank USA, N.A.	ZAR	1,894	102,665	109,072	6,407	—
Expiring 07/08/20	JPMorgan Chase Bank, N.A.	ZAR	3,216	176,456	185,184	8,728	—
Expiring 07/22/20	BNP Paribas S.A.	ZAR	21,500	1,140,014	1,235,918	95,904	—
Swedish Krona,
Expiring 07/02/20	HSBC Bank USA, N.A.	SEK	17,805	1,927,541	1,910,816	—	(16,725)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	SEK	16,455	1,764,020	1,766,672	2,652	—
Swiss Franc,
Expiring 07/02/20	Citibank, N.A.	CHF	6,481	6,847,733	6,840,858	—	(6,875)
Expiring 07/02/20	Citibank, N.A.	CHF	3,385	3,577,756	3,572,952	—	(4,804)
Expiring 07/02/20	Citibank, N.A.	CHF	1,623	1,711,678	1,713,117	1,439	—

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Swiss Franc (continued),
Expiring 07/02/20	HSBC Bank USA, N.A.	CHF	764	$806,215	$806,422	$207	$—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	CHF	1,437	1,510,947	1,518,301	7,354	—

				$187,039,798	$186,854,615	666,086	(851,269)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/20	BNP Paribas S.A.	AUD	77	$53,159	$53,139	$20	$—
Expiring 07/02/20	HSBC Bank USA, N.A.	AUD	12,660	8,753,636	8,736,775	16,861	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	AUD	18,885	12,531,252	13,033,011	—	(501,759)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	AUD	7,817	5,186,892	5,394,579	—	(207,687)
Expiring 07/02/20	Natwest Markets PLC	AUD	8,722	6,096,975	6,019,127	77,848	—
Expiring 08/04/20	Standard Chartered Bank, London	AUD	31,399	21,604,251	21,673,005	—	(68,754)
Expiring 08/04/20	Standard Chartered Bank, London	AUD	7,817	5,378,452	5,395,569	—	(17,117)
Brazilian Real,
Expiring 07/02/20	BNP Paribas S.A.	BRL	20,983	3,915,906	3,858,227	57,679	—
Expiring 08/04/20	Deutsche Bank AG	BRL	20,983	3,973,636	3,851,754	121,882	—
British Pound,
Expiring 07/02/20	Barclays Bank PLC	GBP	5,724	6,968,713	7,092,137	—	(123,424)
Expiring 07/02/20	BNP Paribas S.A.	GBP	4,248	5,422,361	5,263,757	158,604	—
Expiring 07/02/20	BNP Paribas S.A.	GBP	1,113	1,408,385	1,379,134	29,251	—
Expiring 07/02/20	Citibank, N.A.	GBP	323	404,752	400,233	4,519	—
Expiring 07/02/20	Goldman Sachs Bank USA	GBP	34,526	42,585,256	42,781,185	—	(195,929)
Expiring 07/02/20	Goldman Sachs Bank USA	GBP	15,496	19,113,377	19,201,315	—	(87,938)
Expiring 07/02/20	HSBC Bank USA, N.A.	GBP	532	659,512	659,209	303	—
Expiring 08/04/20	Citibank, N.A.	GBP	5,724	7,147,122	7,093,684	53,438	—
Expiring 08/04/20	HSBC Bank USA, N.A.	GBP	39,097	47,945,276	48,455,742	—	(510,466)
Expiring 08/04/20	HSBC Bank USA, N.A.	GBP	17,141	21,020,488	21,244,290	—	(223,802)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	GBP	506	625,760	627,560	—	(1,800)
Canadian Dollar,
Expiring 07/02/20	Citibank, N.A.	CAD	2,332	1,701,524	1,717,748	—	(16,224)
Expiring 07/02/20	HSBC Bank USA, N.A.	CAD	5,808	4,220,689	4,277,858	—	(57,169)
Expiring 07/02/20	HSBC Bank USA, N.A.	CAD	846	625,964	623,162	2,802	—
Expiring 07/03/20	JPMorgan Chase Bank, N.A.	CAD	589	432,448	433,858	—	(1,410)
Expiring 08/04/20	HSBC Bank USA, N.A.	CAD	775	565,860	570,938	—	(5,078)
Chinese Renminbi,
Expiring 09/16/20	BNP Paribas S.A.	CNH	44,883	6,235,105	6,320,909	—	(85,804)
Expiring 09/16/20	Goldman Sachs Bank USA	CNH	50,410	7,028,543	7,099,264	—	(70,721)
Expiring 09/16/20	HSBC Bank USA, N.A.	CNH	2,310	322,285	325,293	—	(3,008)
Colombian Peso,
Expiring 07/17/20	Citibank, N.A.	COP	231,648	64,390	61,551	2,839	—
Danish Krone,
Expiring 07/01/20	BNP Paribas S.A.	DKK	2,115	311,658	318,890	—	(7,232)
Expiring 07/01/20	Citibank, N.A.	DKK	117,679	17,151,054	17,743,020	—	(591,966)
Expiring 10/01/20	Citibank, N.A.	DKK	15,745	2,371,291	2,378,721	—	(7,430)
Expiring 10/01/20	Citibank, N.A.	DKK	12,265	1,869,941	1,852,994	16,947	—
Expiring 10/01/20	JPMorgan Chase Bank, N.A.	DKK	12,973	1,968,989	1,959,976	9,013	—
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	16,581	2,504,415	2,505,075	—	(660)
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	14,538	2,200,361	2,196,331	4,030	—
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	13,797	2,093,565	2,084,415	9,150	—
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	12,049	1,816,666	1,820,428	—	(3,762)
Expiring 10/01/20	Societe Generale (Paris)	DKK	15,296	2,309,114	2,310,916	—	(1,802)

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro,
Expiring 07/02/20	Barclays Bank PLC	EUR	859	$950,000	$964,894	$—	$(14,894)
Expiring 07/02/20	BNP Paribas S.A.	EUR	8,599	9,765,792	9,661,369	104,423	—
Expiring 07/02/20	BNP Paribas S.A.	EUR	1,625	1,822,111	1,825,762	—	(3,651)
Expiring 07/02/20	BNP Paribas S.A.	EUR	934	1,057,797	1,049,391	8,406	—
Expiring 07/02/20	BNP Paribas S.A.	EUR	544	616,471	611,209	5,262	—
Expiring 07/02/20	BNP Paribas S.A.	EUR	288	320,317	323,581	—	(3,264)
Expiring 07/02/20	Citibank, N.A.	EUR	2,042	2,291,768	2,294,280	—	(2,512)
Expiring 07/02/20	Citibank, N.A.	EUR	701	793,680	787,823	5,857	—
Expiring 07/02/20	Goldman Sachs Bank USA	EUR	396	444,875	444,924	—	(49)
Expiring 07/02/20	HSBC Bank USA, N.A.	EUR	4,747	5,326,725	5,333,471	—	(6,746)
Expiring 07/02/20	HSBC Bank USA, N.A.	EUR	4,372	4,923,796	4,912,142	11,654	—
Expiring 07/02/20	HSBC Bank USA, N.A.	EUR	1,461	1,640,821	1,641,500	—	(679)
Expiring 07/02/20	HSBC Bank USA, N.A.	EUR	737	823,708	828,053	—	(4,345)
Expiring 07/02/20	HSBC Bank USA, N.A.	EUR	303	337,664	340,435	—	(2,771)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	31,110	33,958,432	34,953,507	—	(995,075)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	420	457,603	471,770	—	(14,167)
Expiring 07/02/20	Standard Chartered Bank, London	EUR	63,335	70,492,890	71,159,328	—	(666,438)
Expiring 07/02/20	Standard Chartered Bank, London	EUR	10,998	12,241,029	12,356,755	—	(115,726)
Expiring 08/04/20	Bank of America, N.A.	EUR	33,090	37,357,748	37,205,449	152,299	—
Expiring 08/04/20	BNP Paribas S.A.	EUR	1,386	1,553,947	1,558,385	—	(4,438)
Expiring 08/04/20	Standard Chartered Bank, London	EUR	61,879	69,548,247	69,574,788	—	(26,541)
Expiring 08/04/20	Standard Chartered Bank, London	EUR	14,205	15,965,660	15,971,753	—	(6,093)
Expiring 07/01/21	JPMorgan Chase Bank, N.A.	EUR	135	152,652	152,632	20	—
Expiring 07/01/22	JPMorgan Chase Bank, N.A.	EUR	211	243,474	241,329	2,145	—
Hong Kong Dollar,
Expiring 09/03/20	BNP Paribas S.A.	HKD	5,233	666,000	674,949	—	(8,949)
Expiring 09/03/20	Standard Chartered Bank, London	HKD	52,915	6,733,000	6,824,773	—	(91,773)
Indonesian Rupiah,
Expiring 09/16/20	HSBC Bank USA, N.A.	IDR	24,948,600	1,720,000	1,692,350	27,650	—
Japanese Yen,
Expiring 07/02/20	UBS AG Stamford	JPY	211,300	1,961,021	1,956,975	4,046	—
Expiring 08/04/20	Citibank, N.A.	JPY	28,680	265,710	265,733	—	(23)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	JPY	67,253	628,974	623,132	5,842	—
Expiring 08/04/20	UBS AG Stamford	JPY	144,047	1,348,081	1,334,674	13,407	—
Malaysian Ringgit,
Expiring 09/24/20	BNP Paribas S.A.	MYR	14,133	3,291,747	3,285,854	5,893	—
Mexican Peso,
Expiring 07/24/20	Goldman Sachs Bank USA	MXN	9,972	400,104	432,428	—	(32,324)
New Zealand Dollar,
Expiring 07/02/20	HSBC Bank USA, N.A.	NZD	6,001	3,721,699	3,872,712	—	(151,013)
Expiring 07/02/20	HSBC Bank USA, N.A.	NZD	3,987	2,567,969	2,572,845	—	(4,876)
Expiring 07/02/20	HSBC Bank USA, N.A.	NZD	2,604	1,676,832	1,680,384	—	(3,552)
Expiring 07/02/20	HSBC Bank USA, N.A.	NZD	14	8,728	9,034	—	(306)
Expiring 07/02/20	Standard Chartered Bank, London	NZD	1,500	930,532	968,178	—	(37,646)
Expiring 07/02/20	UBS AG Stamford	NZD	1,500	929,526	968,178	—	(38,652)
Expiring 08/04/20	Citibank, N.A.	NZD	9,002	5,766,527	5,809,359	—	(42,832)
Norwegian Krone,
Expiring 07/02/20	HSBC Bank USA, N.A.	NOK	11,645	1,199,066	1,209,847	—	(10,781)
Expiring 07/02/20	HSBC Bank USA, N.A.	NOK	1,275	130,824	132,465	—	(1,641)
Expiring 07/02/20	Standard Chartered Bank, London	NOK	9,295	958,609	965,696	—	(7,087)
Peruvian Nuevo Sol,
Expiring 07/13/20	Citibank, N.A.	PEN	6,375	1,833,034	1,799,503	33,531	—
Expiring 07/13/20	Citibank, N.A.	PEN	5,564	1,599,870	1,570,604	29,266	—
Expiring 07/13/20	HSBC Bank USA, N.A.	PEN	4,241	1,234,462	1,197,349	37,113	—
Expiring 07/20/20	Citibank, N.A.	PEN	18,018	5,306,410	5,085,838	220,572	—

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Peruvian Nuevo Sol (continued),
Expiring 07/20/20	Citibank, N.A.	PEN	1,206	$351,413	$340,317	$11,096	$—
Expiring 07/24/20	Citibank, N.A.	PEN	2,362	686,899	666,556	20,343	—
Expiring 08/04/20	Citibank, N.A.	PEN	2,243	656,527	632,785	23,742	—
Expiring 08/13/20	Goldman Sachs Bank USA	PEN	21,417	6,210,090	6,042,525	167,565	—
Romanian Leu,
Expiring 08/20/20	HSBC Bank USA, N.A.	RON	25	5,533	5,747	—	(214)
Expiring 08/20/20	JPMorgan Chase Bank, N.A.	RON	21	4,665	4,862	—	(197)
Expiring 08/20/20	JPMorgan Chase Bank, N.A.	RON	14	3,065	3,204	—	(139)
Expiring 08/20/20	JPMorgan Chase Bank, N.A.	RON	10	2,228	2,336	—	(108)
Russian Ruble,
Expiring 07/17/20	BNP Paribas S.A.	RUB	34,440	498,057	482,842	15,215	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	RUB	106,961	1,539,000	1,499,560	39,440	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	RUB	81,704	1,180,000	1,145,469	34,531	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	RUB	6,573	94,058	92,155	1,903	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	RUB	69	1,000	974	26	—
Expiring 07/27/20	HSBC Bank USA, N.A.	RUB	270,725	3,863,367	3,790,069	73,298	—
Expiring 08/14/20	JPMorgan Chase Bank, N.A.	RUB	269,216	3,855,223	3,761,925	93,298	—
Expiring 08/14/20	JPMorgan Chase Bank, N.A.	RUB	72,391	1,039,000	1,011,569	27,431	—
Expiring 08/14/20	UBS AG Stamford	RUB	334,333	4,718,838	4,671,846	46,992	—
South African Rand,
Expiring 07/08/20	Citibank, N.A.	ZAR	553	28,888	31,840	—	(2,952)
Expiring 07/08/20	JPMorgan Chase Bank, N.A.	ZAR	15,280	873,169	879,775	—	(6,606)
Expiring 07/22/20	HSBC Bank USA, N.A.	ZAR	21,500	1,450,740	1,235,918	214,822	—
Expiring 12/09/20	Citibank, N.A.	ZAR	47,300	2,762,372	2,682,827	79,545	—
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	477,078	387,238	397,902	—	(10,664)
Swedish Krona,
Expiring 07/02/20	Citibank, N.A.	SEK	1,350	143,467	144,881	—	(1,414)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	SEK	16,455	1,763,322	1,765,935	—	(2,613)
Expiring 08/04/20	HSBC Bank USA, N.A.	SEK	6,055	645,852	650,088	—	(4,236)
Swiss Franc,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	CHF	7,401	7,714,356	7,811,941	—	(97,585)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	CHF	1,467	1,525,856	1,548,456	—	(22,600)
Expiring 08/04/20	Citibank, N.A.	CHF	6,481	6,854,168	6,847,673	6,495	—
Thai Baht,
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	3,739	116,711	120,971	—	(4,260)

				$643,530,057	$646,685,117	2,088,314	(5,243,374)

						$2,754,400	$(6,094,643)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**:
Federal Republic of Brazil	12/20/23	1.000	%(Q)	7,500	2.089%	$(273,439)	$(5,869)	$ (267,570)	Barclays Bank PLC
Government of Malaysia	12/20/23	1.000	%(Q)	1,500	0.503%	26,226	(1,174)	27,400	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000	%(Q)	5,000	0.310%	121,448	(3,913)	125,361	Barclays Bank PLC
Republic of Chile	12/20/23	1.000	%(Q)	1,500	0.597%	21,345	(1,174)	22,519	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000	%(Q)	2,000	1.184%	(12,126)	(1,565)	(10,561)	Barclays Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**(continued):
Republic of Indonesia	12/20/23	1.000%(Q)	2,000	0.948%	$4,080	$(1,565)	$5,645	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	1,500	0.842%	8,579	(1,174)	9,753	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	1,500	0.663%	17,891	(1,174)	19,065	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	1,500	0.451%	28,997	(1,174)	30,171	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	4,500	2.666%	(248,035)	(3,522)	(244,513)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	7,500	4.654%	(868,209)	(5,869)	(862,340)	Barclays Bank PLC
Russian Federation	12/20/23	1.000%(Q)	4,500	0.830%	27,594	(3,522)	31,116	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	6,500	1.171%	(36,625)	(5,087)	(31,538)	Barclays Bank PLC

					$(1,182,274)	$(36,782)	$(1,145,492)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.NA.EM.30.V3	12/20/23	1.000%(Q)	47,000	$1,246,326	$(8,617)	$1,254,943	Barclays Bank PLC

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) . Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities—Sell Protection(2)^:
Towd Point Mortgage
Trust	07/25/56	0.450%(M)	8,658	*	$(85,935)	$—	$(85,935)	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR	500	0.317%	$378	$1,984	$1,606
Daimler AG	12/20/20	1.000%(Q)	EUR	240	0.317%	717	952	235
Enbridge, Inc.	12/20/22	1.000%(Q)		2,600	0.738%	4,496	17,430	12,934
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		600	3.174%	72,790	21,569	(51,221)
General Electric Co.	12/20/20	1.000%(Q)		100	0.886%	(642)	80	722
General Electric Co.	12/20/23	1.000%(Q)		1,800	1.468%	(65,394)	(28,029)	37,365
General Electric Co.	12/20/23	1.000%(Q)		300	1.468%	(13,562)	(4,671)	8,891
Marks & Spencer PLC	06/20/23	1.000%(Q)	EUR	1,300	2.642%	(30,660)	(68,282)	(37,622)
Rolls-Royce PLC	12/20/24	1.000%(Q)	EUR	1,000	4.138%	(3,603)	(139,557)	(135,954)
Tesco PLC	06/20/25	1.000%(Q)	EUR	1,700	0.826%	(48,553)	17,005	65,558

						$(84,033)	$(181,519)	$(97,486)

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	4,300	$(81,537)	$(107,846)	$26,309	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(72,056)	(93,356)	21,300	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)	3,800	(72,056)	(93,061)	21,005	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)	700	(13,274)	(16,957)	3,683	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	1,800	(32,480)	(34,710)	2,230	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)	4,900	(112,723)	(73,725)	(38,998)	Goldman Sachs International
South Korea Govt.	06/20/23	(1.000)%(Q)	6,800	(172,162)	(128,344)	(43,818)	BNP Paribas S.A.
South Korea Govt.	06/20/23	(1.000)%(Q)	1,700	(43,040)	(33,047)	(9,993)	HSBC Bank USA, N.A.
United Mexican States	06/20/23	1.000%(Q)	575	486	2,813	(2,327)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	477	6,991	(6,514)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	160	2,614	(2,454)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	161	2,417	(2,256)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	161	875	(714)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	100	85	489	(404)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	140	2,569	882	1,687	Citibank, N.A.

				$(595,229)	$(563,965)	$(31,264)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	1,700	2.453%	$(35,184)	$13,603	$(48,787)	Bank of America, N.A.
Federative Republic of Brazil	12/20/22	1.000%(Q)	3,100	1.748%	(55,856)	(46,486)	(9,370)	Morgan Stanley Capital Services LLC
Federative Republic of Brazil	12/20/23	1.000%(Q)	200	2.089%	(7,292)	(5,555)	(1,737)	HSBC Bank USA, N.A.
Federative Republic of Brazil	06/20/24	1.000%(Q)	1,500	2.220%	(69,576)	(36,217)	(33,359)	HSBC Bank USA, N.A.
Federative Republic of Brazil	12/20/24	1.000%(Q)	400	2.376%	(23,363)	(5,311)	(18,052)	Goldman Sachs International
Federative Republic of Brazil	12/20/24	1.000%(Q)	100	2.376%	(5,841)	(1,468)	(4,373)	Citibank, N.A.
Hellenic Republic of Greece	06/20/23	1.000%(Q)	435	1.001%	94	(33,178)	33,272	Citibank, N.A.
Hellenic Republic of Greece	06/20/24	1.000%(Q)	500	1.239%	(4,517)	(89,290)	84,773	Barclays Bank PLC
Hellenic Republic of Greece	12/20/24	1.000%(Q)	1,000	1.364%	(15,531)	(193,720)	178,189	Citibank, N.A.
Hellenic Republic of Greece	12/20/25	1.000%(Q)	1,220	1.552%	(34,835)	(191,545)	156,710	Bank of America, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	350	0.889%	1,619	1,352	267	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	1,800	0.570%	23,407	21,249	2,158	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	480	5.232%	(55,141)	(20,700)	(34,441)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	5.232%	(53,992)	(24,347)	(29,645)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	5.232%	(18,380)	(8,493)	(9,887)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	5.232%	(18,381)	(8,340)	(10,041)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	5.232%	(18,381)	(6,933)	(11,448)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	80	5.232%	(9,190)	(3,448)	(5,742)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	140	5.566%	(24,675)	(11,818)	(12,857)	Citibank, N.A.
Republic of Colombia	06/20/24	1.000%(Q)	900	1.287%	(9,862)	(7,560)	(2,302)	Citibank, N.A.
Republic of Colombia	12/20/24	1.000%(Q)	2,600	1.441%	(49,408)	8,645	(58,053)	Citibank, N.A.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2) (continued):
Republic of Indonesia	12/20/23	1.000%(Q)	5,000	0.948%	$10,198	$(59,404)	$69,602	Citibank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	14,000	0.654%	50,961	(128,308)	179,269	Citibank, N.A.
Republic of Italy	06/20/21	1.000%(Q)	10,100	0.936%	8,800	(90,239)	99,039	Bank of America, N.A.
Republic of Italy	06/20/21	1.000%(Q)	8,800	0.654%	32,032	(105,006)	137,038	Goldman Sachs International
Republic of Italy	06/20/21	1.000%(Q)	3,500	0.936%	3,050	(33,556)	36,606	JPMorgan Chase Bank, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	200	2.507%	(8,611)	(9,381)	770	JPMorgan Chase Bank, N.A.
Republic of South Africa	06/20/23	1.000%(Q)	100	2.507%	(4,305)	(3,960)	(345)	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	500	2.854%	(32,088)	(5,340)	(26,748)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	5,300	1.426%	(97,253)	(30,853)	(66,400)	Morgan Stanley Capital Services LLC

					$(521,501)	$(1,115,607)	$594,106

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Buy Protection(1):
CDX.NA.HY.34	06/20/25	5.000%(Q)		6,175	$357,363	$32,561	$(324,802)
CDX.NA.IG.33	12/20/29	1.000%(Q)		40,800	113,808	250,593	136,785
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)		35,455	(244,214)	217,764	461,978
CDX.NA.IG.34	06/20/30	1.000%(Q)		7,500	106,226	63,447	(42,779)
iTraxx Europe Series 31.V2	06/20/29	1.000%(Q)	EUR	42,400	(298,902)	(34,258)	264,644
iTraxx Europe Series 32.V1	12/20/29	1.000%(Q)	EUR	3,100	(51,435)	15,243	66,678

					$(17,154)	$545,350	$562,504

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.EM.33	06/20/25	1.000%(Q)		7,505	2.001%	$(496,104)	$(350,155)	$145,949
iTraxx Europe Series 33.V1	06/20/25	1.000%(Q)	EUR	2,300	0.664%	46,698	43,660	(3,038)
CDX.NA.HY.34.V6	06/20/25	5.000%(Q)		66,500	5.157%	(3,419,551)	(350,657)	3,068,894

						$(3,868,957)	$(657,152)	$3,211,805

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	5,000	$(37,340)	$56,238	$(93,578)	Deutsche Bank AG

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	7,284	*	$(2,278)	$(1,999)	$(279)	Citibank, N.A.
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	33,475	(168,261)	201,736	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	10,144	(50,615)	60,759	Goldman Sachs International
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	6,086	(40,959)	47,045	Merrill Lynch International
CMBX.NA.13.AAA	12/16/72	0.500%(M)	5,000	*	(61,971)	(45,939)	(16,032)	Citigroup Global Markets, Inc.

					$(14,544)	$(307,773)	$293,229

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	8,100	3 Month BBSW plus 42.00 bps(Q)	5,589	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$27,063	$—	$27,063
AUD	8,000	3 Month BBSW plus 42.25 bps(Q)	5,520	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	27,366	—	27,366

							$54,429	$—	$54,429

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Inflation swap agreements outstanding at June 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	130	08/15/20	1.160%(T)	France CPI ex Tobacco Household(1)(T)	$(2,086)	$(2,159)	$(73)
EUR	1,300	06/15/21	1.345%(T)	France CPI ex Tobacco Household(1)(T)	—	(38,805)	(38,805)
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	(951)	(107,812)	(106,861)
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(31)	41,155	41,186
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	98	177,923	177,825
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(503)	(78,219)	(77,716)
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	256	10,048	9,792
EUR	315	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	991	116,496	115,505
GBP	4,300	06/15/22	2.890%(T)	U.K. Retail Price Index(2)(T)	1,566	33,306	31,740
GBP	22,800	01/15/25	3.330%(T)	U.K. Retail Price Index(2)(T)	667,411	690,545	23,134
GBP	1,300	12/15/28	3.632%(T)	U.K. Retail Price Index(2)(T)	—	112,368	112,368
GBP	1,400	01/15/30	3.386%(T)	U.K. Retail Price Index(2)(T)	—	27,755	27,755
GBP	3,900	01/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	(1,584)	86,363	87,947
GBP	3,500	01/15/30	3.438%(T)	U.K. Retail Price Index(2)(T)	—	99,591	99,591
GBP	800	02/15/30	3.436%(T)	U.K. Retail Price Index(2)(T)	—	18,322	18,322
GBP	2,500	02/15/30	3.450%(T)	U.K. Retail Price Index(2)(T)	2,868	63,077	60,209
GBP	4,900	02/15/30	3.453%(T)	U.K. Retail Price Index(2)(T)	—	126,075	126,075
GBP	1,700	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	55,799	143,866	88,067
	2,500	08/06/20	1.425%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(32,974)	(32,974)
	600	06/15/21	0.860%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	231	231
	3,000	06/17/21	0.900%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	435	435
	3,600	06/18/21	1.030%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	34	4,044	4,010
	2,000	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	37,877	7,829	(30,048)
	6,390	09/09/21	1.445%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(79,609)	(79,609)
	1,540	09/12/21	1.603%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	27,270	(1,921)	(29,191)
	8,900	09/20/21	1.592%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(828)	(142,109)	(141,281)
	1,300	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(40,808)	(40,808)
	13,200	07/15/22	2.500%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(997,563)	(1,781,764)	(784,201)
	7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(330,862)	(330,862)
	4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(614)	(218,803)	(218,189)
	1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(61,003)	(61,003)
	1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(99,046)	(99,046)
	3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	7,150	358,842	351,692
	1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	118,190	118,190
	1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	179,877	179,877
	1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	184,789	184,789
	500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(86)	52,165	52,251
	2,700	07/25/29	1.998%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,021	165,097	163,076
	3,300	11/20/29	1.883%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	3,137	150,291	147,154
	6,000	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(135,274)	(135,274)

					$(197,768)	$(182,488)	$15,280

Inflation swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Inflation Swap Agreement:
8,100	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$3,892	$—	$3,892	Bank of America, N.A.

(1)	The Portfolio pays the fixed rate and receives the floating rate. (2) The Portfolio pays the floating rate and receives the fixed rate.

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	5,000	02/13/30	1.210%(S)	3 Month BBSW(2)(S)	$(22)	$118,484	$118,506
AUD	10,200	06/17/30	1.250%(S)	6 Month BBSW(1)(S)	(164,890)	(263,143)	(98,253)
BRL	10,876	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	60,461	60,461
BRL	5,634	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	75,071	75,071
BRL	6,331	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	86,653	86,653
BRL	16,739	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	228,075	228,075
BRL	15,000	01/04/27	6.280%(T)	1 Day BROIS(1)(T)	—	(17,048)	(17,048)
CAD	6,600	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	—	51,854	51,854
CAD	2,300	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	8,708	31,946	23,238
CAD	3,500	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	53,199	53,199
CAD	5,600	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(41,628)	152,094	193,722
CAD	1,600	10/02/29	1.713%(S)	3 Month CDOR(2)(S)	390	79,257	78,867
CAD	19,700	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	269,511	1,225,415	955,904
CAD	19,600	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	(41,041)	684,067	725,108
CAD	5,500	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	(38,550)	1,396,390	1,434,940
CHF	8,050	03/18/25	(0.620)%(A)	6 Month CHF LIBOR(2)(S)	41,934	(25,487)	(67,421)
CHF	5,900	06/30/25	(0.530)%(A)	6 Month CHF LIBOR(2)(S)	21	224	203
CNH	14,220	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(46)	47,766	47,812
CNH	41,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(101)	136,845	136,946
CNH	15,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(12)	55,641	55,653
CNH	13,200	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(7)	47,273	47,280
CNH	11,600	05/06/25	1.760%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(37,566)	(43,036)	(5,470)
CNH	20,500	09/16/25	1.860%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(59,550)	(67,602)	(8,052)
COP	3,239,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	53,345	53,345
COP	5,583,815	02/21/25	4.565%(Q)	1 Day COOIS(2)(Q)	—	95,865	95,865
COP	2,288,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	34,979	34,979
COP	1,601,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	25,949	25,949
COP	3,451,000	02/24/30	5.078%(Q)	1 Day COOIS(2)(Q)	—	55,243	55,243
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	82,623	82,623
EUR	1,270	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(545)	(2,824)	(2,279)
EUR	5,500	12/11/21	(0.339)%(A)	6 Month EURIBOR(2)(S)	—	3,950	3,950
EUR	3,905	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(1,706)	(24,712)	(23,006)
EUR	25,500	12/15/22	(0.300)%(A)	6 Month EURIBOR(1)(S)	(40,418)	(62,727)	(22,309)
EUR	4,795	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(20,735)	(71,902)	(51,167)
EUR	910	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(8,220)	(24,001)	(15,781)
EUR	190	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(952)	(6,649)	(5,697)
EUR	12,800	12/15/25	(0.150)%(A)	6 Month EURIBOR(2)(S)	115,582	140,124	24,542
EUR	3,665	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(52,749)	(185,249)	(132,500)
EUR	370	05/11/29	0.600%(A)	1 Day EONIA(2)(A)	6,652	37,520	30,868
EUR	43,000	12/15/30	0.250%(A)	6 Month EURIBOR(2)(S)	1,780,852	1,960,641	179,789
EUR	167	07/04/44	0.020%(A)	1 Day EONIA(1)(A)	—	(2,646)	(2,646)
EUR	2,000	12/15/50	0.600%(A)	6 Month EURIBOR(1)(S)	(367,559)	(386,251)	(18,692)
GBP	1,190	05/08/21	0.850%(A)	1 Day SONIA(1)(A)	(8,670)	(10,801)	(2,131)
GBP	16,400	12/16/22	0.250%(S)	6 Month GBP LIBOR(2)(S)	10,083	38,630	28,547
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(17,910)	(27,198)	(9,288)
GBP	26,000	12/16/25	0.500%(S)	6 Month GBP LIBOR(2)(S)	283,257	412,292	129,035
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(63,006)	(63,006)
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(94,015)	(136,086)	(42,071)
GBP	1,400	12/16/30	0.500%(S)	6 Month GBP LIBOR(2)(S)	22,445	20,795	(1,650)
GBP	2,300	12/03/39	0.905%(Q)	1 Day SONIA(1)(Q)	—	(175,489)	(175,489)
GBP	2,300	12/03/39	1.080%(Q)	3 Month GBP LIBOR(2)(Q)	—	183,505	183,505
GBP	3,900	06/17/50	0.500%(S)	6 Month GBP LIBOR(1)(S)	58,106	(97,265)	(155,371)
GBP	4,000	12/16/50	0.500%(S)	6 Month GBP LIBOR(2)(S)	16,619	99,428	82,809
HUF	82,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	8,949	8,949
HUF	1,281,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	142,988	142,988
HUF	360,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	61,644	61,644
JPY	2,000,710	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(2,504)	(2,504)
JPY	490,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(6,674)	(6,008)	666

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
JPY	290,000	06/19/29	0.200%(S)	6 Month JPY LIBOR(2)(S)	$42,016	$39,898	$(2,118)
JPY	1,570,000	11/29/29	0.035%(S)	6 Month JPY LIBOR(2)(S)	5,115	(14,927)	(20,042)
JPY	2,293,310	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	396,157	635,098	238,941
JPY	1,580,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	51,173	685,589	634,416
MXN	47,100	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(147,778)	68,778	216,556
MXN	20,200	02/26/25	6.080%(M)	28 Day Mexican Interbank Rate(2)(M)	—	48,970	48,970
NOK	9,200	11/12/24	1.993%(A)	6 Month NIBOR(1)(S)	(4,815)	(68,895)	(64,080)
NOK	13,200	03/18/25	1.635%(A)	6 Month NIBOR(1)(S)	—	(63,578)	(63,578)
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	9,188	(456,674)	(465,862)
NZD	1,800	02/14/30	1.523%(S)	3 Month BBR(2)(Q)	—	95,791	95,791
PLN	4,900	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	172,203	172,203
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)	43,442	46,491	3,049
	10,700	12/19/20	2.750%(S)	3 Month LIBOR(1)(Q)	33,072	(133,406)	(166,478)
	24,870	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(1,413)	(1,413)
	20,298	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	317,306	317,306
	36,800	08/10/21	1.450%(S)	3 Month LIBOR(2)(Q)	365,811	442,512	76,701
	36,700	08/13/21	1.450%(S)	3 Month LIBOR(2)(Q)	365,319	441,868	76,549
	11,800	09/15/21	1.304%(A)	1 Day USOIS(1)(A)	—	(261,405)	(261,405)
	60,712	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(63,472)	1,067,712	1,131,184
	58,157	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	33,240	1,108,986	1,075,746
	79,146	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	146,352	1,656,890	1,510,538
	18,300	12/18/21	1.500%(S)	3 Month LIBOR(1)(Q)	66,557	(348,539)	(415,096)
	49,400	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(437,680)	(1,685,493)	(1,247,813)
	25,660	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(157,757)	(157,757)
	166,200	03/18/22	—(9)	—(9)	(2,619)	(17,758)	(15,139)
	67,500	04/26/22	—(3)	—(3)	—	(4,270)	(4,270)
	4,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(193,789)	(193,789)
	34,100	04/27/23	—(4)	—(4)	—	7,772	7,772
	13,850	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	(445,508)	(445,508)
	7,400	03/07/24	—(10)	—(10)	—	14,243	14,243
	11,250	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	(342,562)	(342,562)
	13,700	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	(397,231)	(397,231)
	27,600	09/06/24	—(8)	—(8)	2,435	6,079	3,644
	7,750	09/17/24	1.360%(S)	3 Month LIBOR(1)(Q)	—	(248,747)	(248,747)
	17,700	09/27/24	—(6)	—(6)	—	(2,184)	(2,184)
	19,500	10/04/24	—(7)	—(7)	—	39,158	39,158
	32,400	12/18/24	2.500%(S)	3 Month LIBOR(2)(Q)	3,130,234	3,221,370	91,136
	2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	(297,285)	(297,285)
	20,400	06/17/25	1.250%(S)	3 Month LIBOR(1)(Q)	(853,922)	(949,098)	(95,176)
	5,100	12/16/25	1.000%(S)	3 Month LIBOR(1)(Q)	(151,248)	(161,924)	(10,676)
	8,300	05/23/29	—(5)	—(5)	—	5,273	5,273
	4,400	01/15/30	2.000%(S)	3 Month LIBOR(1)(Q)	(19,094)	(603,487)	(584,393)
	2,600	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(262,236)	(262,236)
	44,850	06/17/30	1.250%(S)	3 Month LIBOR(1)(Q)	(2,336,069)	(2,734,007)	(397,938)
	3,200	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(88,532)	(102,319)	(13,787)
	1,000	05/15/45	1.854%(S)	3 Month LIBOR(2)(Q)	—	221,027	221,027
	3,400	05/15/45	1.855%(S)	3 Month LIBOR(2)(Q)	—	726,623	726,623
	2,500	05/15/45	1.857%(S)	3 Month LIBOR(2)(Q)	—	554,650	554,650
	3,707	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	12,208	145,777	133,569
	689	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	—	19,649	19,649
	1,205	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(107,207)	(107,207)
	8,700	06/17/50	1.500%(S)	3 Month LIBOR(1)(Q)	(1,664,329)	(1,397,098)	267,231
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	7,763	145,326	137,563
ZAR	22,700	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(1,016)	63,461	64,477
ZAR	29,900	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(9,097)	84,150	93,247
ZAR	15,800	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	429	52,696	52,267
ZAR	17,300	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(160)	72,853	73,013
ZAR	11,500	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(110)	51,475	51,585
ZAR	12,200	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(256)	134,066	134,322
ZAR	6,500	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(661)	8,767	9,428

					$540,247	$7,231,261	$6,691,014

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	26,200	06/19/24	3.010%(Q)	7 Day China Fixing Repo Rate(2)(Q)	$103,299	$—	$103,299	Goldman Sachs International
CNH	105,100	06/19/24	3.200%(Q)	7 Day China Fixing Repo Rate(2)(Q)	522,391	—	522,391	Morgan Stanley & Co. International PLC
CNH	110,000	07/05/24	2.788%(Q)	7 Day China Fixing Repo Rate(2)(Q)	347,617	—	347,617	Standard Chartered Bank, London
CNH	52,100	07/25/24	2.845%(Q)	7 Day China Fixing Repo Rate(2)(Q)	173,431	—	173,431	Citibank, N.A.
CNH	62,800	03/18/25	2.630%(Q)	7 Day China Fixing Repo Rate(2)(Q)	123,876	—	123,876	HSBC Bank USA, N.A.
CNH	20,400	04/17/25	1.795%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(67,129)	—	(67,129)	Citibank, N.A.
CNH	20,000	04/21/25	1.895%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(52,529)	—	(52,529)	Credit Suisse International
CNH	13,500	05/12/25	1.938%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(33,048)	—	(33,048)	Citibank, N.A.
ILS	3,100	05/14/27	0.520%(A)	3 Month TELBOR(2)(Q)	10,949	4,097	6,852	Bank of America, N.A.
ILS	3,200	05/15/27	0.500%(A)	3 Month TELBOR(2)(Q)	9,972	1,294	8,678	Goldman Sachs Bank USA
ILS	40,900	05/18/27	0.455%(A)	3 Month TELBOR(2)(Q)	90,083	(806)	90,889	BNP Paribas S.A.
KRW	9,000,000	03/20/29	1.788%(Q)	3 Month KWCDC(2)(Q)	544,968	(24,579)	569,547	Bank of America, N.A.

					$1,773,880	$(19,994)	$1,793,874

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(9)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.13 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(10)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	2/16/21	3,187	$68,899	$—	$68,899
Bloomberg Commodity Index 1-Month Forward Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	Goldman Sachs International	2/16/21	23,226	502,171	—	502,171

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Merrill Lynch International	2/16/21	317	$6,614	$—	$6,614
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	Citibank, N.A.	2/16/21	15,013	312,811	—	312,811
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +12bps(M)	BNP Paribas S.A.	2/16/21	30,033	625,782	—	625,782
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	Goldman Sachs International	2/16/21	(25,969)	(540,778)	—	(540,778)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +13bps(M)	JPMorgan Chase Bank, N.A.	2/16/21	13,503	281,299	—	281,299
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +14bps(M)	BNP Paribas S.A.	2/16/21	78,148	1,627,601	—	1,627,601
CBOE SKEW Index(M)	+25bps(M)	Goldman Sachs International	2/16/21	3,935	42,848	—	42,848
Citigroup Civics 3 Total Return Index(M)	3 Month U.S. Treasury Bill +15bps(M)	Citibank, N.A.	2/16/21	31,891	674,719	—	674,719
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +5bps(M)	Societe Generale (Paris)	10/01/20	4,353	(178,262)	—	(178,262)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +5bps(M)	BNP Paribas S.A.	10/07/20	19,264	(788,789)	—	(788,789)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +31bps(M)	JPMorgan Chase Bank, N.A.	4/14/21	19,525	(530)	—	(530)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +20bps(M)	UBS AG London	5/05/21	7,993	(2,463)	—	(2,463)
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +15bps(M)	UBS AG London	5/12/21	8,537	(34,044)	—	(34,044)
Euro Naphtha - Dated Brent Spread, fixed price $(3.30)(T)(3)	—	BNP Paribas S.A.	12/31/20	(1)	(1,541)	—	(1,541)
Euro Naphtha - Dated Brent Spread, fixed price $(7.00)(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/21	(2)	6,366	—	6,366
Euro-Bob Fuel Oil, fixed price $21.50(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	1	(9,780)	—	(9,780)
Euro-Bob Fuel Oil, fixed price $21.60(T)(3)	—	Goldman Sachs International	12/31/20	2	(30,332)	—	(30,332)
Euro-Bob Fuel Oil, fixed price $21.95(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/20	3	(38,308)	—	(38,308)
European Refined Margin, fixed price $3.00(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/21	4	6,344	—	6,344
European Refined Margin, fixed price $3.45(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/21	2	2,364	—	2,364
European Refined Margin, fixed price $3.47(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/21	2	3,104	—	3,104
European Refined Margin, fixed price $3.50(T)(3)	—	Goldman Sachs International	12/31/21	1	1,516	—	1,516

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
European Refined Margin, fixed price $4.22(T)(3)	—	Citibank, N.A.	12/31/20	(13)	$1,599	$—	$1,599
European Refined Margin, fixed price $4.40(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/20	(8)	2,347	—	2,347
European Refined Margin, fixed price $5.25(T)(3)	—	BNP Paribas S.A.	12/31/20	1	(1,380)	—	(1,380)
European Refined Margin, fixed price $5.85(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	1	(1,868)	—	(1,868)
European Refined Margin, fixed price $5.95(T)(3)	—	Goldman Sachs International	12/31/20	1	(1,305)	—	(1,305)
European Refined Margin, fixed price $6.10(T)(3)	—	BNP Paribas S.A.	12/31/20	1	(2,093)	(128)	(1,965)
European Refined Margin, fixed price $6.12(T)(3)	—	BNP Paribas S.A.	12/31/21	3	(4,048)	(4,266)	218
European Refined Margin, fixed price $6.35(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/21	6	(9,094)	(8,057)	(1,037)
European Refined Margin, fixed price $6.75(T)(3)	—	Goldman Sachs International	12/31/20	8	(20,721)	—	(20,721)
European Refined Margin, fixed price $6.90(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/20	3	(9,891)	—	(9,891)
European Refined Margin, fixed price $7.55(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	19	(66,257)	—	(66,257)
European Refined Margin, fixed price $8.05(T)(3)	—	BNP Paribas S.A.	12/31/20	13	(53,227)	(71)	(53,156)
Heating Oil - Brent Spread, fixed price $14.08(T)(3)	—	Goldman Sachs International	12/31/21	1	(2,718)	—	(2,718)
Heating Oil - Brent Spread, fixed price $14.10(T)(3)	—	BNP Paribas S.A.	12/31/21	1	(2,742)	—	(2,742)
Heating Oil - Brent Spread, fixed price $15.45(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/21	1	(4,358)	—	(4,358)
Heating Oil - Brent Spread, fixed price $15.50(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/21	1	(5,124)	(40)	(5,084)
Heating Oil - Brent Spread, fixed price $15.67(T)(3)	—	Citibank, N.A.	12/31/21	5	(17,744)	(1,493)	(16,251)
Heating Oil - Brent Spread, fixed price $17.32(T)(3)	—	Goldman Sachs International	12/31/21	(7)	39,573	—	39,573
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	JPMorgan Chase Bank, N.A.	9/21/20	(1,600)	(348,735)	—	(348,735)
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	JPMorgan Chase Bank, N.A.	12/21/20	(18,200)	64,697	—	64,697
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	BNP Paribas S.A.	12/21/20	(10,400)	54,478	—	54,478
iBoxx USD Investment Grade Index(T)	3 Month LIBOR(Q)	Morgan Stanley Capital Services LLC	12/21/20	(8,200)	32,755	—	32,755
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	1,334	1,106	(3,926)	5,032
J.P. Morgan DEWE Commodity Index(M)	+30bps(M)	JPMorgan Chase Bank, N.A.	2/16/21	6,785	36,046	—	36,046
J.P. Morgan FNJ 2 Index(M)	—	JPMorgan Chase Bank, N.A.	12/31/20	5,950	—	—	—
JPMorgan Custom Commodity Index(M)	—	JPMorgan Chase Bank, N.A.	7/15/20	(459)	(5,972)	—	(5,972)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
JPMorgan Custom Commodity Index(M)	—	JPMorgan Chase Bank, N.A.	7/15/20	178	$2,757	$—	$2,757
JPMorgan Custom Commodity Index(M)	+17bps(M)	JPMorgan Chase Bank, N.A.	2/16/21	8,833	204,461	—	204,461
KC Hard Red Winter Wheat Weekly Options, fixed price $461.00(T)(3)	—	JPMorgan Chase Bank, N.A.	8/21/20	10	(2,124)	—	(2,124)
KC Hard Red Winter Wheat Weekly Options, fixed price $461.00(T)(3)	—	JPMorgan Chase Bank, N.A.	8/21/20	10	(2,124)	—	(2,124)
KC Hard Red Winter Wheat Weekly Options, fixed price $461.00(T)(3)	—	JPMorgan Chase Bank, N.A.	8/21/20	25	(5,310)	—	(5,310)
KC Hard Red Winter Wheat Weekly Options, fixed price $464.25(T)(3)	—	Citibank, N.A.	8/21/20	20	(4,898)	—	(4,898)
KC Hard Red Winter Wheat Weekly Options, fixed price $466.75(T)(3)	—	Goldman Sachs International	8/21/20	23	(6,072)	—	(6,072)
KC Hard Red Winter Wheat Weekly Options, fixed price $480(T)(3)	—	Goldman Sachs International	8/21/20	20	(8,046)	—	(8,046)
KC Hard Red Winter Wheat Weekly Options, fixed price $480(T)(3)	—	Goldman Sachs International	8/21/20	23	(9,052)	—	(9,052)
Live Cattle Futures, fixed price $96.48(T)(3)	—	Goldman Sachs International	8/07/20	360	(720)	—	(720)
Live Cattle Futures, fixed price $96.83(T)(3)	—	JPMorgan Chase Bank, N.A.	8/07/20	360	(1,979)	—	(1,979)
LLSDUB, fixed price $(0.20)(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/20	1	685	—	685
London Gold Market Fixing Ltd. PM, pay strike 6.970%(T)(4)	—	JPMorgan Chase Bank, N.A.	8/02/24	138	1,971	—	1,971
Margin Eurobob Gasoline vs Brent, fixed price $(1.90)(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/21	2	10,421	—	10,421
Margin Eurobob Gasoline vs Brent, fixed price $3.55(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/21	1	(1,312)	—	(1,312)
Margin Eurobob Gasoline vs Brent, fixed price $5.25(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/21	12	(33,463)	—	(33,463)
Margin Eurobob Gasoline vs Brent, fixed price $5.75(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/21	1	(3,945)	—	(3,945)
Margin Eurobob Gasoline vs Brent, fixed price $5.90(T)(3)	—	BNP Paribas S.A.	12/31/21	7	(24,745)	(34,326)	9,581
Margin Eurobob Gasoline vs Brent, fixed price $6.80(T)(3)	—	BNP Paribas S.A.	12/31/20	6	(29,865)	—	(29,865)
Margin Eurobob Gasoline vs Brent, fixed price $7.70(T)(3)	—	JPMorgan Chase Bank, N.A.	12/31/21	12	(64,668)	(70,611)	5,943
MEHCO, fixed price $(3.05)(T)(3)	—	Morgan Stanley Capital Services LLC	12/31/20	(6)	10,865	—	10,865
MEHDUB Calendar Swap, fixed price $(0.75)(T)(3)	—	Goldman Sachs International	12/31/20	(1)	306	—	306
MEHMID, fixed price $1.84(T)(3)	—	Citibank, N.A.	12/31/21	7	(6,784)	(174)	(6,610)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
PIMCO Custom Commodity Basket Index(M)	—	Canadian Imperial Bank of Commerce	2/16/21	5,713	$85,380	$—	$85,380
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $10.62(3)	—	Morgan Stanley Capital Services LLC	12/31/20	2	(5,745)	—	(5,745)
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $9.03(3)	—	Morgan Stanley Capital Services LLC	12/31/21	1	872	—	872
ULSD 10PPM CIF (diesel) - Dated Brent Spread, fixed price $9.17(3)	—	BNP Paribas S.A.	12/31/21	2	1,409	—	1,409
Wheat Futures, fixed price $510.25(T)(3)	—	JPMorgan Chase Bank, N.A.	8/21/20	(10)	1,849	—	1,849
Wheat Futures, fixed price $510.25(T)(3)	—	JPMorgan Chase Bank, N.A.	8/21/20	(10)	1,849	—	1,849
Wheat Futures, fixed price $511.00(T)(3)	—	JPMorgan Chase Bank, N.A.	8/21/20	(25)	4,810	—	4,810
Wheat Futures, fixed price $515.25(T)(3)	—	Goldman Sachs International	8/21/20	(50)	11,745	—	11,745
Wheat Futures, fixed price $515.75(T)(3)	—	Goldman Sachs International	8/21/20	(60)	14,393	—	14,393
Wheat Futures, fixed price $519.75(T)(3)	—	Goldman Sachs International	8/21/20	(20)	5,597	—	5,597
Wheat Futures, fixed price $520.00(T)(3)	—	Goldman Sachs International	8/21/20	(15)	4,236	—	4,236

					$2,365,689	$(123,092)	$2,488,781

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

(3)

Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.

(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$123,559	$(2,243,151)	$9,672,634	$(4,545,649)

Reverse repurchase agreements outstanding at June 30, 2020:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at June 30, 2020
Barclays Bank PLC	(0.500)%	04/23/20	$1,033,600	04/23/22	$1,033,600
BNP Paribas S.A	(0.410)%	05/25/20	3,782,748	08/20/20	3,901,334
BNP Paribas S.A	(0.410)%	05/25/20	3,315,045	08/20/20	3,418,968
BNP Paribas S.A	(0.380)%	05/25/20	2,192,898	08/20/20	2,261,643
BNP Paribas S.A	(0.380)%	05/25/20	1,281,963	08/20/20	1,322,151
BNP Paribas S.A	(0.380)%	05/25/20	4,018,376	08/20/20	4,144,348
BNP Paribas S.A	(0.380)%	05/25/20	1,444,342	08/20/20	1,489,620

			$17,068,972		$17,571,664

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

During the reporting period ended June 30, 2020, Advanced Strategies held reverse repurchase agreements the entire period with an average value of $25,340,108 and a daily weighted average interest rate of 0.32%. In addition, sovereign bonds with a market value of $18,732,194 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding at period end.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$19,915,414
Goldman Sachs & Co. LLC	3,835,459	106,036,749
Morgan Stanley & Co. LLC	4,191,000	12,435,693

Total	$8,026,459	$138,387,856

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$2,199,821,720	$—	$—
Common Stocks	2,359,417,585	1,111,482,616	—
Preferred Stocks	16,263,776	3,527,870	—
Rights	—	205,647	—
Asset-Backed Securities
Automobiles	—	16,863,174	—
Collateralized Loan Obligations	—	108,704,284	—
Consumer Loans	—	17,049,905	—
Credit Cards	—	2,886,298	—
Home Equity Loans	—	28,811,386	—
Other	—	3,545,419	—
Residential Mortgage-Backed Securities	—	75,656,877	—
Student Loans	—	14,739,844	—
Bank Loans	—	5,330,371	5,260,932
Commercial Mortgage-Backed Securities	—	113,906,770	—
Corporate Bonds	—	664,225,600	—
Municipal Bonds	—	21,892,151	—
Residential Mortgage-Backed Securities	—	198,014,949	11,545,452
Sovereign Bonds	—	421,723,846	—
U.S. Government Agency Obligations	—	424,023,946	—
U.S. Treasury Obligations	—	973,526,552	—
Foreign Treasury Obligations	—	2,747,049	—

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Repurchase Agreement	$—	$2,400,000	$—
Options Purchased	70,432	1,160,313	—

Total	$4,575,573,513	$4,212,424,867	$16,806,384

Liabilities
Sovereign Bond	$—	$(4,228,641)	$—
U.S. Treasury Obligation	—	(6,324,609)	—
Options Written	—	(1,582,078)	—

Total	$—	$(12,135,328)	$—

Other Financial Instruments*
Assets
Financial Futures Contracts	$9,388,123	$—	$—
Commodity Futures Contracts	2,360,171	—	—
OTC Forward Foreign Currency Exchange Contracts	—	2,754,400	—
OTC Packaged Credit Default Swap Agreements	—	1,502,486	—
Centrally Cleared Credit Default Swap Agreements	—	4,272,239	—
OTC Credit Default Swap Agreements	—	183,965	—
OTC Currency Swap Agreements	—	54,429	—
Centrally Cleared Inflation Swap Agreements	—	2,221,221	—
OTC Inflation Swap Agreement	—	3,892	—
Centrally Cleared Interest Rate Swap Agreements	—	13,896,615	—
OTC Interest Rate Swap Agreements	—	1,926,586	—
OTC Total Return Swap Agreements	—	4,758,645	—

Total	$11,748,294	$31,574,478	$—

Liabilities
Forward Commitment Contracts	$—	$(55,840,023)	$—
Financial Futures Contracts	(6,211,451)	—	—
Commodity Futures Contracts	(2,273,805)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(6,094,643)	—
OTC Packaged Credit Default Swap Agreements	—	(1,438,434)	—
Centrally Cleared Credit Default Swap Agreements	—	(595,416)	—
OTC Credit Default Swap Agreements	—	(1,350,301)	(88,213)
Centrally Cleared Inflation Swap Agreements	—	(2,205,941)	—
Centrally Cleared Interest Rate Swap Agreements	—	(7,205,601)	—
OTC Interest Rate Swap Agreements	—	(152,706)	—
OTC Total Return Swap Agreements	—	(2,392,956)	—

Total	$(8,485,256)	$(77,276,021)	$(88,213)

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (4.5% represents investments purchased with collateral from securities on loan)	28.6%
U.S. Treasury Obligations	12.7
U.S. Government Agency Obligations	5.5
Sovereign Bonds	5.5
Banks	4.3
Residential Mortgage-Backed Securities	3.7
Software	3.5

Pharmaceuticals	3.1%
Equity Real Estate Investment Trusts (REITs)	2.5
Health Care Equipment & Supplies	2.2
Semiconductors & Semiconductor Equipment	2.1
Insurance	2.0
Internet & Direct Marketing Retail	1.9
IT Services	1.8
Capital Markets	1.7

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (con’t):
Oil, Gas & Consumable Fuels	1.5%
Interactive Media & Services	1.5
Commercial Mortgage-Backed Securities	1.5
Collateralized Loan Obligations	1.4
Machinery	1.4
Electric Utilities	1.2
Chemicals	1.1
Aerospace & Defense	1.1
Biotechnology	1.0
Electronic Equipment, Instruments & Components	0.8
Life Sciences Tools & Services	0.8
Oil & Gas	0.8
Media	0.8
Food Products	0.7
Entertainment	0.7
Air Freight & Logistics	0.7
Food & Staples Retailing	0.7
Beverages	0.7
Hotels, Restaurants & Leisure	0.6
Industrial Conglomerates	0.6
Textiles, Apparel & Luxury Goods	0.5
Diversified Financial Services	0.5
Professional Services	0.5
Automobiles	0.5
Diversified Telecommunication Services	0.5
Building Products	0.5
Multi-Utilities	0.5
Communications Equipment	0.4
Airlines	0.4
Electric	0.4
Auto Manufacturers	0.4
Telecommunications	0.4
Commercial Services & Supplies	0.4
Personal Products	0.4
Health Care Providers & Services	0.4
Home Equity Loans	0.4
Tobacco	0.4
Household Products	0.4
Pipelines	0.3
Metals & Mining	0.3
Real Estate Investment Trusts (REITs)	0.3
Municipal Bonds	0.3
Trading Companies & Distributors	0.2
Containers & Packaging	0.2
Consumer Loans	0.2
Road & Rail	0.2
Auto Components	0.2
Student Loans	0.2
Diversified Consumer Services	0.2
Commercial Services	0.2
Household Durables	0.2
Healthcare-Services	0.2
Health Care Technology	0.2
Multiline Retail	0.2
Specialty Retail	0.1
Energy Equipment & Services	0.1

Electrical Equipment	0.1%
Construction & Engineering	0.1
Retail	0.1
Real Estate Management & Development	0.1
Foods	0.1
Thrifts & Mortgage Finance	0.1
Wireless Telecommunication Services	0.1
Semiconductors	0.1
Computers	0.1
Gas	0.1
Construction Materials	0.1
Real Estate	0.1
Auto Parts & Equipment	0.1
Transportation	0.1
Mining	0.1
Savings & Loans	0.1
Internet	0.1
Machinery-Diversified	0.1
Multi-National	0.1
Other	0.1
Trucking & Leasing	0.0	*
Healthcare-Products	0.0	*
Agriculture	0.0	*
Consumer Finance	0.0	*
Building Materials	0.0	*
Credit Cards	0.0	*
Lodging	0.0	*
Foreign Treasury Obligations	0.0	*
Repurchase Agreement	0.0	*
Household Products/Wares	0.0	*
Gas Utilities	0.0	*
Home Builders	0.0	*
Paper & Forest Products	0.0	*
Technology Hardware, Storage & Peripherals	0.0	*
Marine	0.0	*
Miscellaneous Manufacturing	0.0	*
Options Purchased	0.0	*
Office/Business Equipment	0.0	*
Transportation Infrastructure	0.0	*
Distributors	0.0	*
Packaging & Containers	0.0	*
Engineering & Construction	0.0	*
Machinery-Construction & Mining	0.0	*
Housewares	0.0	*
Oil & Gas Services	0.0	*
Options Written	(0.0	)*
Securities Sold Short
Sovereign Bond	(0.1)
U.S. Treasury Obligation	(0.1)

	114.2
Liabilities in excess of other assets	(14.2)

	100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker-variation margin futures	$2,360,171	*	Due from/to broker-variation margin futures	$2,273,805	*
Commodity contracts	—	—		Premiums received for OTC swap agreements	119,166
Commodity contracts	Unaffiliated investments	6,663		Options written outstanding, at value	680,442
Commodity contracts	Unrealized appreciation on OTC swap agreements	4,621,351		Unrealized depreciation on OTC swap agreements	936,709
Credit contracts	Due from/to broker-variation margin swaps	4,272,239	*	Due from/to broker-variation margin swaps	595,416	*
Credit contracts	Premiums paid for OTC swap agreements	118,168		Premiums received for OTC swap agreements	2,094,674
Credit contracts	—	—		Options written outstanding, at value	153,869
Credit contracts	Unrealized appreciation on OTC swap agreements	2,889,420		Unrealized depreciation on OTC swap agreements	2,103,411
Equity contracts	Due from/to broker-variation margin futures	6,546,788	*	Due from/to broker-variation margin futures	4,500,992	*
Equity contracts	Unaffiliated investments	205,647		—	—
Equity contracts	—	—		Unrealized depreciation on OTC swap agreements	1,004,088
Foreign exchange contracts	Unaffiliated investments	66,439		Options written outstanding, at value	72,347
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,754,400		Unrealized depreciation on OTC forward foreign currency exchange contracts	6,094,643
Interest rate contracts	Due from/to broker-variation margin futures	2,841,335	*	Due from/to broker-variation margin futures	1,710,459	*
Interest rate contracts	Due from/to broker-variation margin swaps	16,117,836	*	Due from/to broker-variation margin swaps	9,411,542	*
Interest rate contracts	Premiums paid for OTC swap agreements	5,391		Premiums received for OTC swap agreements	29,311
Interest rate contracts	Unaffiliated investments	1,157,643		Options written outstanding, at value	1,251,944
Interest rate contracts	Unrealized appreciation on OTC swap agreements	2,161,863		Unrealized depreciation on OTC swap agreements	501,441

		$46,125,354			$33,534,259

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$(114,924)	$329,566	$(3,728,836)	$—	$(56,023,849)
Credit contracts	—	(1,939,115)	—	—	(28,895,207)
Equity contracts	—	—	157,803,687	—	(968,686)
Foreign exchange contracts	1,091,525	324,944	—	7,104,554	—
Interest rate contracts	1,691,278	(253,977)	30,195,764	—	(35,247,699)

Total	$2,667,879	$(1,538,582)	$184,270,615	$7,104,554	$(121,135,441)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$—	$146,299	$(226,190)	$(191,798)	$—	$1,332,297
Credit contracts	—	—	(63,549)	—	—	293,911
Equity contracts	3,945	—	—	306,335	—	(1,067,854)
Foreign exchange contracts	—	(42,653)	(118,046)	—	1,167,757	—
Interest rate contracts	—	(179,479)	163,908	6,152,919	—	24,266,811

Total	$3,945	$(75,833)	$(243,877)	$6,267,456	$1,167,757	$24,825,165

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$1,742,601	$516,461,456	$1,900,224,391	$1,010,946,172	$353,983,205

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$710,183,451	$2,133,082,809	$289,715,470

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$360,712,149	$19,164,440	$235,750,301	$155,447,740

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	N/A	$337,946,218	$(337,946,218)	$—
Repurchase Agreement	TD Securities (USA) LLC	2,400,000	(2,400,000)	—
Reverse Repurchase Agreements	Barclays Bank PLC	(1,033,600)	1,033,600	—
Reverse Repurchase Agreements	BNP Paribas S.A.	(16,538,064)	16,538,064	—

		$322,774,554

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.(3)	$1,031,289	$(427,728)	$603,561	$(603,561)	$—
Bank of America, N.A.(4-a)	722,147	(158,716)	563,431	(550,000)	13,431
Bank of America, N.A.(4-b)	3,892	(14,120)	(10,228)	444	(9,784)
Barclays Bank PLC(3)	1,720,031	(1,689,529)	30,502	—	30,502
BNP Paribas S.A.(4-a)	752,388	(478,112)	274,276	(274,276)	—
BNP Paribas S.A.(4-b)	2,376,948	(1,011,256)	1,365,692	—	1,365,692
Canadian Imperial Bank of Commerce(4-b)	85,380	—	85,380	—	85,380
Citibank, N.A.(3)	289,524	(527,793)	(238,269)	238,269	—
Citibank, N.A.(4-a)	913,166	(756,547)	156,619	(120,000)	36,619
Citibank, N.A.(4-b)	1,107,343	(708,576)	398,767	—	398,767
Citigroup Global Markets, Inc.(3)	—	(147,906)	(147,906)	147,906	—
Credit Suisse International(3)	5,032	(3,926)	1,106	—	1,106
Credit Suisse International(4-a)	91,622	(87,373)	4,249	(4,249)	—
Deutsche Bank AG(3)	56,238	(93,578)	(37,340)	—	(37,340)
Deutsche Bank AG(4-a)	145,046	(134,041)	11,005	(11,005)	—
Deutsche Bank AG(4-b)	201,736	(174,904)	26,832	(26,832)	—
Goldman Sachs Bank USA(4-a)	429,373	(1,339,853)	(910,480)	704,880	(205,600)
Goldman Sachs Bank USA(4-b)	—	(178,246)	(178,246)	1,545	(176,701)
Goldman Sachs International(4-a)	261,342	(346,298)	(84,956)	70,988	(13,968)
Goldman Sachs International(4-b)	683,144	(717,416)	(34,272)	—	(34,272)
HSBC Bank USA, N.A.(4-a)	531,929	(793,079)	(261,150)	—	(261,150)
HSBC Bank USA, N.A.(4-b)	303	(381,931)	(381,628)	171,391	(210,237)
JPMorgan Chase Bank, N.A.(3)	—	(1,011,042)	(1,011,042)	1,011,042	—
JPMorgan Chase Bank, N.A.(4-a)	307,430	(436,796)	(129,366)	129,366	—
JPMorgan Chase Bank, N.A.(4-b)	555,195	(202,360)	352,835	(89,000)	263,835
Merrill Lynch International(4-b)	53,659	(40,959)	12,700	—	12,700
Morgan Stanley & Co. International PLC(3)	11,989	—	11,989	—	11,989
Morgan Stanley & Co. International PLC(4-a)	587,231	(679,345)	(92,114)	30,998	(61,116)
Morgan Stanley & Co. International PLC(4-b)	17,980	(221,076)	(203,096)	203,096	—
Morgan Stanley Capital Services LLC(4-a)	138,332	(197,485)	(59,153)	59,153	—
Morgan Stanley Capital Services LLC(4-b)	40,336	(200,202)	(159,866)	159,866	—
Natwest Markets PLC(4-a)	77,848	—	77,848	(77,848)	—
Societe Generale (Paris)(4-b)	1,892	(180,064)	(178,172)	178,172	—
Standard Chartered Bank, London(4-a)	421,762	(860,593)	(438,831)	321,978	(116,853)

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ADVANCED STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Standard Chartered Bank, London(4-b)	$16,694	$(176,582)	$(159,888)	$159,888	$—
UBS AG London(4-b)	—	(36,507)	(36,507)	—	(36,507)
UBS AG Stamford(4-a)	73,154	(13,399)	59,755	—	59,755
UBS AG Stamford(4-b)	—	(38,652)	(38,652)	38,652	—

	$13,711,375	$(14,465,990)	$(754,615)	$1,870,863	$(1,116,248)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

(3)	PGIM Fixed Income (Core Plus)

(4-a)	PIMCO (International Hedge)

(4-b)	PIMCO (Real Return)

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ADVANCED STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $337,946,218:
Unaffiliated investments (cost $6,227,916,378)	$6,604,983,044
Affiliated investments (cost $2,178,490,843)	2,199,821,720
Foreign currency, at value (cost $13,035,719)	13,013,626
Cash segregated for counterparty — OTC	635,463
Cash	27,085
Receivable for investments sold	768,338,436
Dividends and interest receivable	19,165,239
Due from broker-variation margin futures	9,797,860
Unrealized appreciation on OTC swap agreements	9,672,634
Deposit with broker for centrally cleared/exchange-traded derivatives	8,026,459
Tax reclaim receivable	7,637,436
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,754,400
Due from broker-variation margin swaps	366,329
Premiums paid for OTC swap agreements	123,559
Receivable for Portfolio shares sold	89,595
Receivable from affiliate	12,484
Prepaid expenses and other assets	8,563

Total Assets	9,644,473,932

LIABILITIES
Payable for investments purchased	1,491,334,912
Payable to broker for collateral for securities on loan	345,569,246
Forward commitment contracts, at value (proceeds receivable $55,797,506)	55,840,023
Reverse repurchase agreements	17,571,664
Securities sold short, at value (proceeds received $8,049,795)	10,553,250
Unrealized depreciation on OTC forward foreign currency exchange contracts	6,094,643
Unrealized depreciation on OTC swap agreements	4,545,649
Cash segregated from counterparty — OTC and TBA	4,389,000
Payable to affiliate	2,655,208
Premiums received for OTC swap agreements	2,243,151
Accrued expenses and other liabilities	2,198,913
Management fee payable	2,182,280
Options written outstanding, at value (proceeds received $2,498,608)	2,158,602
Payable for Portfolio shares repurchased	321,763
Distribution fee payable	305,445
Due to broker-variation margin futures	206,998
Affiliated transfer agent fee payable	378

Total Liabilities	1,948,171,125

NET ASSETS	$7,696,302,807

Net assets were comprised of:
Partners’ Equity	$7,696,302,807

Net asset value and redemption price per share, $7,696,302,807 / 375,689,662 outstanding shares of beneficial interest	$20.49

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,108,757 foreign withholding tax, of which $330,705 is reimbursable by an affiliate)	$37,677,131
Interest income	31,602,080
Affiliated dividend income	6,322,194
Income from securities lending, net (including affiliated income of $588,786)	671,778

Total income	76,273,183

EXPENSES
Management fee	23,883,172
Distribution fee	9,061,432
Custodian and accounting fees	719,238
Trustees’ fees	53,140
Audit fee	45,251
Legal fees and expenses	20,258
Shareholders’ reports	15,658
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,458
Miscellaneous	82,797

Total expenses	33,884,404
Less: Fee waiver and/or expense reimbursement	(1,419,000)

Net expenses	32,465,404

NET INVESTMENT INCOME (LOSS)	43,807,779

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(5,024,313)) (net of foreign capital gains taxes $(9,405))	76,579,751
Futures transactions	184,270,615
Forward currency contract transactions	7,104,554
Options written transactions	(1,538,582)
Short sales transactions	1,176,431
Swap agreements transactions	(121,135,441)
Foreign currency transactions	(1,569,528)

144,887,800

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(38,385,296))	(858,857,130)
Futures	6,267,456
Forward currency contracts	1,167,757
Options written	(243,877)
Short sales	(1,231,379)
Swap agreements	24,825,165
Foreign currencies	691,973

(827,380,035)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(682,492,235)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(638,684,456)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$43,807,779	$152,048,245
Net realized gain (loss) on investment and foreign currency transactions	144,887,800	507,056,881
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(827,380,035)	989,142,267

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(638,684,456)	1,648,247,393

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [139,246,688 and 11,438,080 shares, respectively]	2,568,024,851	213,084,831
Portfolio shares repurchased [168,527,480 and 36,288,231 shares, respectively]	(2,990,752,012)	(733,455,233)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(422,727,161)	(520,370,402)

CAPITAL CONTRIBUTIONS	—	70,061

TOTAL INCREASE (DECREASE)	(1,061,411,617)	1,127,947,052
NET ASSETS:
Beginning of period	8,757,714,424	7,629,767,372

End of period	$7,696,302,807	$8,757,714,424

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ALLIANZGI WORLD TRENDS PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 83.1%
COMMON STOCKS — 50.3%	Shares	Value
Argentina — 0.3%
Globant SA*(a)	4,412	$661,138
MercadoLibre, Inc.*	14,726	14,516,449

		15,177,587

Australia — 0.9%
Aurizon Holdings Ltd.	849,794	2,900,173
CSL Ltd.	20,019	3,999,649
Domino’s Pizza Enterprises Ltd.	252,565	12,045,627
Fortescue Metals Group Ltd.	594,697	5,741,129
Macquarie Group Ltd.	11,540	957,714
Newcrest Mining Ltd.	119,020	2,630,429
NRW Holdings Ltd.	473,482	619,302
Qantas Airways Ltd.	528,896	1,398,131
Rio Tinto PLC	112,184	6,367,403
Telstra Corp. Ltd.	1,936,494	4,205,040
Treasury Wine Estates Ltd.	72,208	525,104

		41,389,701

Austria — 0.0%
OMV AG*	31,678	1,072,098
Raiffeisen Bank International AG*	39,311	703,232

		1,775,330

Belgium — 0.1%
Ageas SA/NV	46,686	1,660,692
Colruyt SA	17,107	942,934
UCB SA	26,268	3,053,188

		5,656,814

Bermuda — 0.0%
Triton International Ltd.(a)	12,883	389,582

Brazil — 0.4%
StoneCo Ltd. (Class A Stock)*(a)	419,541	16,261,409

Canada — 1.8%
Aecon Group, Inc.	6,786	73,778
Algonquin Power & Utilities Corp.	14,572	188,376
Alimentation Couche-Tard, Inc. (Class B Stock)	386,110	12,107,176
Badger Daylighting Ltd.	19,817	433,825
Bank of Montreal	20,026	1,065,910
BCE, Inc.	47,582	1,984,453
Boyd Group Services, Inc.	744	110,740
Canadian Apartment Properties REIT, REIT	35,929	1,285,939
Canadian National Railway Co.	33,383	2,953,471
Canadian Tire Corp. Ltd. (Class A Stock)	17,713	1,534,883
Canadian Utilities Ltd. (Class A Stock)	4,088	101,778
Cenovus Energy, Inc.	303,005	1,417,267
Cogeco Communications, Inc.	10,191	734,223
Constellation Software, Inc.	8,491	9,587,337
Element Fleet Management Corp.	57,527	429,249
Empire Co. Ltd. (Class A Stock)	6,046	144,782
Enbridge, Inc.	95,010	2,888,931
Equitable Group, Inc.	7,978	419,527
Fortis, Inc.	4,086	155,392
Genworth MI Canada, Inc.	23,788	581,909

COMMON STOCKS (continued)	Shares	Value
Canada (continued)
George Weston Ltd.	17,580	$1,287,810
Home Capital Group, Inc.*	26,206	389,538
Husky Energy, Inc.	246,944	811,263
Hydro One Ltd., 144A	53,992	1,015,333
iA Financial Corp., Inc.	22,796	763,337
Intact Financial Corp.	1,624	154,565
Keyera Corp.(a)	53,193	809,885
Laurentian Bank of Canada(a)	23,340	491,694
Linamar Corp.	16,667	450,559
Loblaw Cos. Ltd.	43,568	2,121,597
Magna International, Inc.	69,947	3,115,053
Manulife Financial Corp.	283,008	3,850,293
Metro, Inc.	48,388	1,995,969
Northview Apartment Real Estate Investment Trust, REIT	22,167	567,891
Nutrien Ltd.	89,689	2,881,728
Onex Corp.	3,550	160,372
Open Text Corp.	41,680	1,769,926
Parkland Corp.	3,959	98,304
Power Corp. of Canada(a)	119,153	2,095,885
Quebecor, Inc. (Class B Stock)	44,047	946,414
Restaurant Brands International, Inc.(a)	18,196	994,047
Shopify, Inc. (Class A Stock)*	12,787	12,137,420
TC Energy Corp.	50,077	2,139,412
Teck Resources Ltd. (Class B Stock)	117,793	1,233,807
TFI International, Inc.	22,108	784,756
Toronto-Dominion Bank (The)	46,355	2,068,834

		83,334,638

China — 1.4%
Alibaba Group Holding Ltd., ADR*	104,123	22,459,331
CITIC Ltd.	978,000	923,546
Shimao Group Holdings Ltd.	331,000	1,406,270
TAL Education Group, ADR*	53,734	3,674,331
Tencent Holdings Ltd.	356,957	23,017,139
Tencent Music Entertainment Group, ADR*(a)	813,510	10,949,845
Weibo Corp., ADR*(a)	23,334	784,023
Yangzijiang Shipbuilding Holdings Ltd.	2,095,000	1,405,368

		64,619,853

Denmark — 1.4%
Ambu A/S (Class B Stock)	731,765	23,123,488
Carlsberg A/S (Class B Stock)	13,251	1,759,289
Coloplast A/S (Class B Stock)	11,541	1,794,283
DSV Panalpina A/S	97,217	11,920,457
Netcompany Group A/S, 144A*	253,444	16,728,478
Novo Nordisk A/S (Class B Stock)	80,317	5,235,746
Royal Unibrew A/S*	12,794	1,069,491

		61,631,232

Finland — 0.0%
Valmet OYJ(a)	53,289	1,399,123

France — 1.0%
Alten SA*	4,504	389,965
Atos SE*	31,980	2,744,309
AXA SA*(a)	91,897	1,938,913
Bouygues SA*	79,365	2,735,920

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
France (continued)
Cie Generale des Etablissements Michelin SCA*	39,158	$4,051,098
Credit Agricole SA*	103,170	990,058
Eiffage SA*	24,634	2,261,006
Faurecia SE*	58,690	2,307,916
Hermes International	647	543,670
Ipsen SA	13,345	1,140,299
Klepierre SA, REIT(a)	44,256	885,658
Orange SA	290,364	3,479,606
Peugeot SA*	109,547	1,797,794
Sanofi	79,867	8,187,008
Sodexo SA	13,883	946,463
Teleperformance*	8,391	2,139,712
TOTAL SA(a)	91,325	3,529,228
Vinci SA(a)	53,792	4,967,357

		45,035,980

Germany — 1.7%
adidas AG*	15,159	4,005,629
Aroundtown SA*	249,337	1,436,811
Bayerische Motoren Werke AG	24,441	1,560,868
Bechtle AG	73,794	13,164,427
Deutsche Pfandbriefbank AG, 144A*	129,871	955,956
Deutsche Telekom AG	246,192	4,164,830
Fraport AG Frankfurt Airport Services Worldwide*(a)	10,765	473,389
GRENKE AG(a)	63,242	4,893,294
Hannover Rueck SE	9,194	1,592,925
HeidelbergCement AG	13,870	746,898
HOCHTIEF AG	12,519	1,119,973
Infineon Technologies AG	566,996	13,459,427
Merck KGaA	21,502	2,518,782
MTU Aero Engines AG*	8,669	1,509,204
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,812	3,341,415
Rheinmetall AG	7,789	681,018
SAP SE	80,166	11,266,464
Siltronic AG	27,974	2,873,304
TAG Immobilien AG*	38,444	921,219
Zalando SE, 144A*	75,832	5,380,900

		76,066,733

Hong Kong — 0.3%
AIA Group Ltd.	1,205,147	11,265,780
CK Asset Holdings Ltd.	253,500	1,512,888
Kerry Properties Ltd.	138,500	358,939

		13,137,607

India — 0.3%
HDFC Bank Ltd., ADR(a)	328,478	14,932,610

Indonesia — 0.1%
Ace Hardware Indonesia Tbk PT*	2,381,451	252,113
Bank Central Asia Tbk PT	1,454,382	2,904,043

		3,156,156

Ireland — 0.2%
AerCap Holdings NV*	64,392	1,983,274

COMMON STOCKS (continued)	Shares	Value
Ireland (continued)
CRH PLC	91,188	$3,132,466
Kingspan Group PLC	84,842	5,493,290

		10,609,030

Israel — 0.9%
Bank Leumi Le-Israel BM	237,765	1,192,965
First International Bank of Israel Ltd.	21,146	447,520
Israel Corp. Ltd. (The)*	2,821	231,589
Israel Discount Bank Ltd. (Class A Stock)	439,431	1,337,689
Itamar Medical Ltd., ADR*	5,340	99,324
Kornit Digital Ltd.*(a)	15,469	825,735
Mizrahi Tefahot Bank Ltd.	40,283	754,280
Plus500 Ltd.	68,937	1,125,284
Wix.com Ltd.*	138,625	35,518,498

		41,532,884

Italy — 0.3%
Enel SpA	1,032,953	8,946,786
Hera SpA	314,947	1,188,478
Iren SpA	313,368	779,321
Poste Italiane SpA, 144A	268,794	2,349,219
Unipol Gruppo SpA*	154,986	605,430
UnipolSai Assicurazioni SpA	288,808	692,667

		14,561,901

Japan — 2.1%
Adastria Co. Ltd.	59,300	945,209
AGC, Inc.	84,900	2,418,709
Alfresa Holdings Corp.	23,100	482,195
Chubu Electric Power Co., Inc.	118,700	1,487,317
Daiwa House Industry Co. Ltd.	147,400	3,474,974
Fuji Media Holdings, Inc.	74,000	712,576
Hitachi Ltd.	72,300	2,296,765
Honda Motor Co. Ltd.	153,400	3,919,367
ITOCHU Corp.	238,400	5,134,082
KDDI Corp.	154,700	4,638,685
Keyence Corp.	20,087	8,398,826
Marubeni Corp.	510,500	2,309,534
Medipal Holdings Corp.	48,200	928,569
Meitec Corp.	8,500	409,431
Mitsubishi Chemical Holdings Corp.	507,000	2,950,104
Mitsubishi Corp.	124,600	2,620,616
Mitsui & Co. Ltd.	295,300	4,365,405
MonotaRO Co. Ltd.	133,654	5,352,909
NEC Corp.	68,600	3,287,512
Nippon Light Metal Holdings Co. Ltd.	248,400	435,757
Nippon Telegraph & Telephone Corp.	216,700	5,050,246
Nippon Television Holdings, Inc.	40,900	442,128
Nishimatsu Construction Co. Ltd.	23,100	459,657
Obayashi Corp.	115,100	1,075,760
Rengo Co. Ltd.	117,600	958,022
Ricoh Co. Ltd.	189,500	1,358,626
Sawai Pharmaceutical Co. Ltd.	19,500	1,001,525
Sekisui House Ltd.	159,000	3,026,025
Shimizu Corp.	226,000	1,856,138
Showa Denko KK	50,500	1,130,476
Sojitz Corp.	664,800	1,449,588

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Sumitomo Chemical Co. Ltd.	659,700	$1,984,951
Sumitomo Corp.	336,700	3,854,051
Sumitomo Forestry Co. Ltd.	54,200	680,555
Teijin Ltd.	59,500	945,639
TIS, Inc.	52,200	1,106,037
Tokyu Fudosan Holdings Corp.	194,000	907,348
Toyo Suisan Kaisha Ltd.	33,500	1,874,130
Toyota Motor Corp.	106,500	6,677,880
West Japan Railway Co.	18,200	1,019,149
Yamaguchi Financial Group, Inc.	83,600	513,340

		93,939,813

Jordan — 0.0%
Hikma Pharmaceuticals PLC	34,633	954,374

Netherlands — 0.9%
ASML Holding NV	58,291	21,538,226
ASR Nederland NV	58,608	1,813,927
Koninklijke Ahold Delhaize NV	211,674	5,793,212
NN Group NV	66,584	2,241,255
Royal Dutch Shell PLC (Class A Stock)	123,123	2,017,911
Signify NV, 144A*	67,274	1,749,963
uniQure NV*	2,516	113,371
Wolters Kluwer NV	50,898	3,993,656

		39,261,521

New Zealand — 0.1%
Mainfreight Ltd.	215,142	5,487,031

Norway — 0.0%
DNB ASA*	39,651	526,300
DNO ASA(a)	781,982	476,685
Grieg Seafood ASA	39,063	400,720
Hermitage Offshore Services Ltd.*	124	64

		1,403,769

Philippines — 0.0%
Jollibee Foods Corp.	75,575	214,204

Puerto Rico — 0.1%
Popular, Inc.	47,803	1,776,838

Singapore — 0.1%
BOC Aviation Ltd., 144A	83,600	536,999
CapitaLand Mall Trust, REIT	767,900	1,085,552
DBS Group Holdings Ltd.	175,300	2,628,372
Singapore Airlines Ltd.	256,250	689,927

		4,940,850

South Africa — 0.2%
Anglo American PLC	194,106	4,545,204
PSG Group Ltd.	442,855	4,058,321

		8,603,525

South Korea — 0.0%
Huons Global Co. Ltd.	1,158	30,490
Korea Asset In Trust Co. Ltd.	50,964	119,227

		149,717

Spain — 0.3%
Acciona SA	7,901	777,454

COMMON STOCKS (continued)	Shares	Value
Spain (continued)
ACS Actividades de Construccion y Servicios SA	61,476	$1,562,510
Banco Bilbao Vizcaya Argentaria SA	737,565	2,550,121
CIE Automotive SA	25,302	446,897
Global Dominion Access SA, 144A*	51,952	168,035
Iberdrola SA	444,335	5,164,750
Repsol SA	273,022	2,416,381

		13,086,148

Sweden — 0.9%
AddTech AB (Class B Stock)	197,591	7,969,972
Assa Abloy AB (Class B Stock)	123,022	2,522,776
Atlas Copco AB (Class A Stock)	132,453	5,642,553
Castellum AB	55,831	1,049,266
Epiroc AB (Class A Stock)	246,808	3,091,545
Fastighets AB Balder (Class B Stock)*	24,360	934,726
Hexagon AB (Class B Stock)*	80,410	4,730,700
Hexpol AB*	635,383	4,742,427
Intrum AB(a)	31,817	590,069
Loomis AB*	19,657	472,456
OW Bunker A/S*^(d)	53,469	—
Skandinaviska Enskilda Banken AB (Class A Stock)*	319,642	2,784,820
Skanska AB (Class B Stock)*	79,298	1,620,504
Tele2 AB (Class B Stock)	167,096	2,224,242
Volvo AB (Class B Stock)*	59,798	941,548

		39,317,604

Switzerland — 1.0%
Baloise Holding AG	11,407	1,717,958
Cembra Money Bank AG	8,367	821,420
Nestle SA	31,819	3,528,820
Novartis AG	9,393	822,259
Partners Group Holding AG	6,333	5,773,615
Sika AG	27,077	5,241,409
STMicroelectronics NV	243,084	6,657,062
Swiss Life Holding AG	9,537	3,552,449
Swiss Re AG	40,483	3,145,985
Temenos AG	24,588	3,852,681
VAT Group AG, 144A	24,261	4,459,287
Zurich Insurance Group AG	12,460	4,413,264

		43,986,209

Turkey — 0.0%
Eldorado Gold Corp.*	143,405	1,382,713

United Kingdom — 0.9%
3i Group PLC	126,974	1,315,316
Barratt Developments PLC	323,744	2,003,614
Bellway PLC	23,837	755,343
BP PLC	227,142	871,542
British American Tobacco PLC	174,802	6,745,857
Burberry Group PLC	120,219	2,396,058
CK Hutchison Holdings Ltd.	287,500	1,848,739
DCC PLC	79,950	6,694,945
Dialog Semiconductor PLC*	39,049	1,798,780
GlaxoSmithKline PLC	311,447	6,337,789
J Sainsbury PLC	502,091	1,296,776
JD Sports Fashion PLC	142,832	1,105,974

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Micro Focus International PLC	121,236	$649,005
Persimmon PLC*	84,831	2,413,405
Royal Mail PLC	174,522	394,642
Tate & Lyle PLC	171,436	1,420,560
Tesco PLC	563,373	1,594,549

		39,642,894

United States — 32.6%
3M Co.	39,120	6,102,329
Abbott Laboratories	45,257	4,137,848
AbbVie, Inc.	27,915	2,740,695
ACADIA Pharmaceuticals, Inc.*(a)	11,250	545,287
ACCO Brands Corp.	90,403	641,861
ACI Worldwide, Inc.*	6,355	171,521
Activision Blizzard, Inc.	117,519	8,919,692
Adaptive Biotechnologies Corp.*	10,199	493,428
Adobe, Inc.*	20,964	9,125,839
Adverum Biotechnologies, Inc.*	7,975	166,518
AES Corp. (The)	27,959	405,126
Aflac, Inc.	110,650	3,986,719
AG Mortgage Investment Trust, Inc.(a)	49,800	158,862
Allegion PLC(a)	6,645	679,252
Allstate Corp. (The)	48,446	4,698,778
Ally Financial, Inc.	171,962	3,410,006
Alphabet, Inc. (Class A Stock)*	18,017	25,549,007
Alphabet, Inc. (Class C Stock)*	11,372	16,075,573
Altria Group, Inc.	9,752	382,766
Amazon.com, Inc.*	21,715	59,907,776
Ameren Corp.(a)	9,240	650,126
American Electric Power Co., Inc.	49,636	3,953,011
American International Group, Inc.	3,623	112,965
American States Water Co.	3,400	267,342
American Tower Corp., REIT	59,091	15,277,387
Ameriprise Financial, Inc.	5,926	889,137
Amgen, Inc.	47,350	11,167,971
Amkor Technology, Inc.*	9,555	117,622
Analog Devices, Inc.	36,310	4,453,058
Annaly Capital Management, Inc., REIT	333,368	2,186,894
Anthem, Inc.	29,661	7,800,250
Apple, Inc.	240,137	87,601,978
Applied Materials, Inc.	82,763	5,003,023
Arbor Realty Trust, Inc., REIT(a)	100,180	925,663
Arena Pharmaceuticals, Inc.*	4,762	299,768
Arrowhead Pharmaceuticals, Inc.*	2,400	103,656
Artisan Partners Asset Management, Inc. (Class A Stock)	18,715	608,237
ASGN, Inc.*	3,355	223,711
Assurant, Inc.	5,210	538,141
AT&T, Inc.	469,047	14,179,291
Atkore International Group, Inc.*	26,217	717,035
Atlassian Corp. PLC (Class A Stock)*	38,639	6,965,453
Automatic Data Processing, Inc.	44,026	6,555,031
Avery Dennison Corp.	5,846	666,970
Axon Enterprise, Inc.*(a)	8,356	819,974
Balchem Corp.	7,100	673,506
Bank of America Corp.	408,879	9,710,876
Bausch Health Cos., Inc.*	71,766	1,313,102
Baxter International, Inc.	65,537	5,642,736

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Becton, Dickinson & Co.	13,529	$3,237,084
BellRing Brands, Inc. (Class A Stock)*	19,308	385,002
Berkshire Hathaway, Inc. (Class B Stock)*	23,790	4,246,753
Best Buy Co., Inc.	40,395	3,525,272
Biogen, Inc.*	2,637	705,529
BioMarin Pharmaceutical, Inc.*(a)	57,815	7,130,902
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,927	870,021
Black Hills Corp.(a)	2,625	148,732
Blackline, Inc.*(a)	7,903	655,238
Blackstone Group, Inc. (The) (Class A Stock)	105,690	5,988,395
BMC Stock Holdings, Inc.*	19,155	481,557
Boeing Co. (The)	46,660	8,552,778
Boise Cascade Co.	9,200	346,012
Booking Holdings, Inc.*	640	1,019,098
Booz Allen Hamilton Holding Corp.	26,568	2,066,725
Boston Scientific Corp.*	132,452	4,650,390
BrightView Holdings, Inc.*	36,720	411,264
Bristol-Myers Squibb Co.	194,344	11,427,427
Brixmor Property Group, Inc., REIT	153,746	1,971,024
Broadcom, Inc.	49,118	15,502,132
Builders FirstSource, Inc.*	103,367	2,139,697
Cadence Design Systems, Inc.*	79,212	7,601,184
Calix, Inc.*	17,500	260,750
Campbell Soup Co.(a)	13,435	666,779
Capital One Financial Corp.	64,338	4,026,915
CareTrust REIT, Inc., REIT	6,135	105,277
Carlisle Cos., Inc.	27,790	3,325,629
Carlyle Group, Inc. (The)(a)	30,151	841,213
Carnival PLC	45,059	555,866
Casella Waste Systems, Inc. (Class A Stock)*	2,920	152,190
Catalent, Inc.*	7,650	560,745
Cato Corp. (The) (Class A Stock)	9,615	78,651
CDW Corp.	6,018	699,171
Centene Corp.*	94,380	5,997,849
CenterPoint Energy, Inc.	117,884	2,200,894
Central Pacific Financial Corp.	8,100	129,843
Cerence, Inc.*(a)	10,165	415,139
Charles River Laboratories International, Inc.*	15,947	2,780,359
Chatham Lodging Trust, REIT	9,250	56,610
Chegg, Inc.*	13,937	937,403
Chemed Corp.	500	225,535
Chesapeake Utilities Corp.	1,700	142,800
Chevron Corp.	93,768	8,366,919
Chipotle Mexican Grill, Inc.*	1,595	1,678,514
Church & Dwight Co., Inc.	4,950	382,635
Churchill Downs, Inc.(a)	5,465	727,665
Cigna Corp.	37,662	7,067,274
Cintas Corp.	4,962	1,321,678
Cisco Systems, Inc.	266,369	12,423,450
Citigroup, Inc.	277,258	14,167,884
Citizens Financial Group, Inc.	18,127	457,525
Citrix Systems, Inc.	7,371	1,090,245
Clean Harbors, Inc.*	10,265	615,695
CME Group, Inc.	9,151	1,487,404

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Coca-Cola Co. (The)	28,295	$1,264,221
Cogent Communications Holdings, Inc.(a)	2,100	162,456
Cohen & Steers, Inc.	2,522	171,622
Colgate-Palmolive Co.	19,786	1,449,522
Comcast Corp. (Class A Stock)	264,593	10,313,835
Comerica, Inc.	14,424	549,554
Conagra Brands, Inc.	29,328	1,031,466
CONMED Corp.	5,441	391,698
ConocoPhillips	117,230	4,926,005
Constellation Brands, Inc. (Class A Stock)	26,138	4,572,843
Cooper Cos., Inc. (The)	2,371	672,510
Copart, Inc.*	6,197	516,024
Costco Wholesale Corp.	23,459	7,113,003
Crown Holdings, Inc.*	72,865	4,745,697
CVS Health Corp.	118,838	7,720,905
D.R. Horton, Inc.	12,111	671,555
Danaher Corp.	18,422	3,257,562
Darden Restaurants, Inc.	78,842	5,973,858
Deckers Outdoor Corp.*	985	193,444
DENTSPLY SIRONA, Inc.(a)	18,819	829,165
Diamondback Energy, Inc.	43,670	1,826,279
Discover Financial Services	101,060	5,062,095
Dollar General Corp.	9,152	1,743,548
Dominion Energy, Inc.	4,588	372,454
Douglas Emmett, Inc., REIT	6,179	189,448
DTE Energy Co.	28,419	3,055,042
Duke Energy Corp.(a)	69,127	5,522,556
DXC Technology Co.	67,313	1,110,664
Eastman Chemical Co.	7,114	495,419
Eaton Corp. PLC	80,345	7,028,581
Edison International	41,342	2,245,284
Edwards Lifesciences Corp.*	1,074	74,224
Elanco Animal Health, Inc.*	250,860	5,380,947
Electronic Arts, Inc.*	4,845	639,782
Eli Lilly & Co.	105,801	17,370,408
Emergent BioSolutions, Inc.*(a)	5,500	434,940
Ensign Group, Inc. (The)	31,940	1,336,689
Entergy Corp.	23,305	2,186,242
EOG Resources, Inc.	5,935	300,667
Epizyme, Inc.*(a)	7,697	123,614
Equinix, Inc., REIT	2,144	1,505,731
Equitable Holdings, Inc.	102,991	1,986,696
Essent Group Ltd.	66,000	2,393,820
Essential Properties Realty Trust, Inc., REIT	49,111	728,807
Essex Property Trust, Inc., REIT	3,079	705,614
Everbridge, Inc.*	3,967	548,874
EverQuote, Inc. (Class A Stock)*(a)	11,276	655,812
Exelon Corp.	162,785	5,907,468
Exponent, Inc.	533	43,136
Extra Space Storage, Inc., REIT	7,760	716,791
Exxon Mobil Corp.	106,451	4,760,489
Facebook, Inc. (Class A Stock)*	116,677	26,493,846
Fastly, Inc. (Class A Stock)*(a)	9,490	807,884
Fidelity National Information Services, Inc.	61,817	8,289,042
First American Financial Corp.	68,666	3,297,341

COMMON STOCKS (continued)	Shares	Value
United States (continued)
First Financial Bankshares, Inc.(a)	8,910	$257,410
First Horizon National Corp.(a)	191,262	1,904,970
Fiserv, Inc.*	10,355	1,010,855
Flagstar Bancorp, Inc.	42,769	1,258,692
Floor & Decor Holdings, Inc. (Class A Stock)*	7,946	458,087
Foot Locker, Inc.	26,377	769,153
FormFactor, Inc.*	29,975	879,167
Fortinet, Inc.*	55,816	7,661,862
Freshpet, Inc.*(a)	9,377	784,480
Gaming & Leisure Properties, Inc., REIT	24,611	851,541
Generac Holdings, Inc.*	2,960	360,913
General Dynamics Corp.	9,411	1,406,568
General Electric Co.	581,600	3,972,328
General Mills, Inc.(a)	120,396	7,422,413
General Motors Co.	118,431	2,996,304
Genesco, Inc.*	19,700	426,702
Genworth Financial, Inc. (Class A Stock)*	18,066	41,732
Glacier Bancorp, Inc.	4,200	148,218
Global Blood Therapeutics, Inc.*(a)	2,000	126,260
Global Payments, Inc.	14,921	2,530,900
Goldman Sachs Group, Inc. (The)	17,850	3,527,517
Graham Holdings Co. (Class B Stock)	2,391	819,324
Gray Television, Inc.*(a)	122,735	1,712,153
Grocery Outlet Holding Corp.*(a)	16,081	656,105
Haemonetics Corp.*	5,891	527,598
Halozyme Therapeutics, Inc.*	11,200	300,272
Hartford Financial Services Group, Inc. (The)	109,209	4,210,007
HCA Healthcare, Inc.	2,655	257,694
Health Catalyst, Inc.*(a)	14,394	419,873
HEICO Corp. (Class A Stock)	27,524	2,236,050
Helen of Troy Ltd.*(a)	3,415	643,932
Herc Holdings, Inc.*	26,706	820,675
Hershey Co. (The)	25,457	3,299,736
Hess Midstream LP (Class A Stock)	12,800	234,496
Hill-Rom Holdings, Inc.	25,968	2,850,767
Hilltop Holdings, Inc.	7,650	141,143
Hilton Worldwide Holdings, Inc.	73,715	5,414,367
Hologic, Inc.*	21,449	1,222,593
Home Depot, Inc. (The)	49,192	12,323,088
Honeywell International, Inc.	13,508	1,953,122
Hope Bancorp, Inc.	26,500	244,330
Horizon Therapeutics PLC*	61,768	3,433,065
Host Hotels & Resorts, Inc., REIT(a)	191,887	2,070,461
Humana, Inc.	13,384	5,189,646
Huntington Ingalls Industries, Inc.	2,646	461,701
IAA, Inc.*	14,750	568,907
ICF International, Inc.	5,970	387,035
Ichor Holdings Ltd.*	13,845	368,000
II-VI, Inc.*(a)	12,628	596,294
Illumina, Inc.*	7,820	2,896,137
Immunomedics, Inc.*(a)	79,415	2,814,468
Industrial Logistics Properties Trust, REIT(a)	19,180	394,149
Ingersoll Rand, Inc.*	44,480	1,250,778
Inphi Corp.*	3,142	369,185

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Installed Building Products, Inc.*	4,600	$316,388
Integer Holdings Corp.*	25,820	1,886,151
Intel Corp.	389,556	23,307,135
International Business Machines Corp.(a)	54,200	6,545,734
Intersect ENT, Inc.*	15,167	205,361
Intuit, Inc.	23,808	7,051,692
Intuitive Surgical, Inc.*	2,197	1,251,917
Invesco Mortgage Capital, Inc., REIT(a)	108,996	407,645
Investors Bancorp, Inc.	26,100	221,850
Iovance Biotherapeutics, Inc.*	8,789	241,258
IQVIA Holdings, Inc.*	5,167	733,094
J.M. Smucker Co. (The)(a)	6,679	706,705
Jabil, Inc.	72,676	2,331,446
Jacobs Engineering Group, Inc.	4,382	371,594
Johnson & Johnson	136,781	19,235,512
Johnson Controls International PLC	136,214	4,650,346
JPMorgan Chase & Co.	212,177	19,957,369
Juniper Networks, Inc.	25,860	591,160
Karuna Therapeutics, Inc.*	1,486	165,630
Karyopharm Therapeutics, Inc.*	9,045	171,312
KB Home	84,283	2,585,802
Kellogg Co.	12,530	827,732
Kemper Corp.	3,825	277,389
Keysight Technologies, Inc.*	38,825	3,912,783
Kimberly-Clark Corp.	8,494	1,200,627
Kinder Morgan, Inc.	83,638	1,268,788
KLA Corp.	2,604	506,426
Kodiak Sciences, Inc.*(a)	2,656	143,743
Kratos Defense & Security Solutions, Inc.*	31,483	492,079
Kroger Co. (The)	156,952	5,312,825
L3Harris Technologies, Inc.	5,081	862,093
Laboratory Corp. of America Holdings*	30,406	5,050,741
Lam Research Corp.	27,503	8,896,120
Lantheus Holdings, Inc.*	29,359	419,834
Las Vegas Sands Corp.	124,725	5,679,976
La-Z-Boy, Inc.	19,400	524,964
Legg Mason, Inc.	1,032	51,342
Leidos Holdings, Inc.	61,257	5,737,943
Lennar Corp. (Class B Stock)	9,485	437,164
LHC Group, Inc.*	7,237	1,261,554
Liberty Oilfield Services, Inc. (Class A Stock)(a)	40,200	220,296
Lithia Motors, Inc. (Class A Stock)	2,030	307,200
LivePerson, Inc.*(a)	16,426	680,529
Lockheed Martin Corp.	5,335	1,946,848
LogMeIn, Inc.	2,912	246,850
Lowe’s Cos., Inc.	18,855	2,547,688
Lumber Liquidators Holdings, Inc.*	52,200	723,492
Lyft, Inc. (Class A Stock)*(a)	73,865	2,438,284
LyondellBasell Industries NV (Class A Stock)	37,921	2,492,168
Macquarie Infrastructure Corp.	7,500	230,175
Malibu Boats, Inc. (Class A Stock)*	3,865	200,787
ManTech International Corp. (Class A Stock)	16,599	1,136,866
MarineMax, Inc.*	2,121	47,489

COMMON STOCKS (continued)	Shares	Value
United States (continued)
MarketAxess Holdings, Inc.	2,302	$1,153,118
Marsh & McLennan Cos., Inc.	31,690	3,402,555
MasTec, Inc.*(a)	8,980	402,933
Mastercard, Inc. (Class A Stock)	68,577	20,278,219
McGrath RentCorp	11,224	606,208
McKesson Corp.	4,727	725,216
MDC Holdings, Inc.	5,290	188,853
Medpace Holdings, Inc.*(a)	18,093	1,683,011
Medtronic PLC.	100,284	9,196,043
Merck & Co., Inc.	178,889	13,833,486
Mercury Systems, Inc.*	8,136	639,978
Meritage Homes Corp.*	54,298	4,133,164
Methode Electronics, Inc.	6,970	217,882
MetLife, Inc.	165,086	6,028,941
Mettler-Toledo International, Inc.*	971	782,189
MFA Financial, Inc., REIT	27,000	67,230
Micron Technology, Inc.*	104,465	5,382,037
Microsoft Corp.	436,774	88,887,877
Mid-America Apartment Communities, Inc., REIT	4,718	541,013
Middlesex Water Co.	3,700	248,566
Mimecast Ltd.*(a)	8,751	364,567
MKS Instruments, Inc.	5,469	619,310
Model N, Inc.*	13,555	471,172
Molina Healthcare, Inc.*	2,832	504,039
Molson Coors Beverage Co. (Class B Stock)(a)	28,378	975,068
Momenta Pharmaceuticals, Inc.*	14,781	491,764
Mondelez International, Inc. (Class A Stock)	99,601	5,092,599
Moody’s Corp.	6,446	1,770,910
Morgan Stanley	270,623	13,071,091
Motorola Solutions, Inc.	56,476	7,913,982
MSA Safety, Inc.(a)	1,495	171,088
MSC Industrial Direct Co., Inc. (Class A Stock)	5,900	429,579
Murphy USA, Inc.*	2,000	225,180
MyoKardia, Inc.*	2,547	246,091
NanoString Technologies, Inc.*	13,900	407,965
National General Holdings Corp.	13,000	280,930
National Health Investors, Inc., REIT	3,860	234,379
NeoGenomics, Inc.*	19,510	604,420
Netflix, Inc.*	7,478	3,402,789
Nevro Corp.*	4,172	498,429
Newmark Group, Inc. (Class A Stock)	145,928	709,210
NextEra Energy, Inc.	5,848	1,404,514
NIKE, Inc. (Class B Stock)	90,152	8,839,404
nLight, Inc.*	19,186	427,080
Northrop Grumman Corp.	3,126	961,057
NortonLifeLock, Inc.	39,284	779,002
Norwegian Cruise Line Holdings Ltd.*(a)	24,378	400,531
Novocure Ltd.*	8,122	481,635
NVIDIA Corp.	20,061	7,621,375
NVR, Inc.*	940	3,063,225
Okta, Inc.*	6,160	1,233,417
Omnicom Group, Inc.(a)	11,980	654,108
ON Semiconductor Corp.*	137,850	2,732,187
OneMain Holdings, Inc.	43,240	1,061,110

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
ONEOK, Inc.	19,306	$641,345
Onto Innovation, Inc.*	13,548	461,174
Oracle Corp.	44,042	2,434,201
O’Reilly Automotive, Inc.*	15,177	6,399,686
OSI Systems, Inc.*	3,400	253,776
PACCAR, Inc.	94,095	7,043,011
Palomar Holdings, Inc.*	9,730	834,445
Papa John’s International, Inc.(a)	5,900	468,519
Paylocity Holding Corp.*(a)	3,681	537,021
PayPal Holdings, Inc.*	73,538	12,812,526
Pebblebrook Hotel Trust, REIT(a)	26,522	362,291
Penn National Gaming, Inc.*(a)	12,335	376,711
Penn Virginia Corp.*	15,200	144,856
PennyMac Financial Services, Inc.	16,100	672,819
PepsiCo, Inc.	54,282	7,179,337
Performance Food Group Co.*	35,780	1,042,629
PerkinElmer, Inc.	13,518	1,325,981
PetIQ, Inc.*(a)	20,047	698,437
PetMed Express, Inc.(a)	11,000	392,040
Pfizer, Inc.	283,007	9,254,329
Philip Morris International, Inc.	32,265	2,260,486
Photronics, Inc.*	48,973	545,069
Physicians Realty Trust, REIT(a)	16,500	289,080
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	11,500	191,015
Pioneer Natural Resources Co.	2,932	286,456
PJT Partners, Inc. (Class A Stock)	12,600	646,884
Planet Fitness, Inc. (Class A Stock)*	7,039	426,352
Pluralsight, Inc. (Class A Stock)*(a)	8,900	160,645
PNC Financial Services Group, Inc. (The)	50,810	5,345,720
Portland General Electric Co.	41,306	1,727,004
Power Integrations, Inc.(a)	7,861	928,620
PPL Corp.	36,695	948,199
PRA Health Sciences, Inc.*	4,480	435,859
Prestige Consumer Healthcare, Inc.*	8,000	300,480
Principia Biopharma, Inc.*	2,803	167,591
Procter & Gamble Co. (The)	196,137	23,452,101
Progress Software Corp.	47,622	1,845,352
Progressive Corp. (The)	12,426	995,447
Prologis, Inc., REIT	49,235	4,595,103
Prospect Capital Corp.(a)	173,781	888,021
PTC Therapeutics, Inc.*	6,533	331,484
PulteGroup, Inc.	16,142	549,312
Q2 Holdings, Inc.*(a)	6,241	535,415
QTS Realty Trust, Inc. (Class A Stock), REIT(a)	7,880	505,029
QUALCOMM, Inc.	11,747	1,071,444
Qualys, Inc.*(a)	4,251	442,189
Quotient Ltd.*(a)	44,083	326,214
R1 RCM, Inc.*	29,315	326,862
Realty Income Corp., REIT	30,640	1,823,080
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	1,290	201,266
Regeneron Pharmaceuticals, Inc.*	5,911	3,686,395
Regions Financial Corp.	25,328	281,647
Reliance Steel & Aluminum Co.	31,212	2,962,955
Rent-A-Center, Inc.(a)	71,469	1,988,268
Repay Holdings Corp.*	29,258	720,625

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Repligen Corp.*	5,455	$674,293
Replimune Group, Inc.*	7,355	182,772
Retrophin, Inc.*	8,500	173,485
Ross Stores, Inc.	9,829	837,824
S&P Global, Inc.	7,632	2,514,591
Saia, Inc.*	4,896	544,337
salesforce.com, Inc.*	6,545	1,226,075
Sanderson Farms, Inc.	1,395	161,667
Santander Consumer USA Holdings, Inc.(a)	109,503	2,015,950
Sciplay Corp. (Class A Stock)*	29,700	440,451
Select Medical Holdings Corp.*	11,875	174,919
Sempra Energy	10,904	1,278,276
ServiceNow, Inc.*	4,094	1,658,316
Sherwin-Williams Co. (The)	1,254	724,624
Shift4 Payments, Inc. (Class A Stock)*	5,490	194,895
Shockwave Medical, Inc.*(a)	9,482	449,162
Silgan Holdings, Inc.	52,641	1,705,042
Silk Road Medical, Inc.*	4,112	172,252
SkyWest, Inc.	25,396	828,418
South State Corp.	3,530	168,240
Southern Co. (The)	3,570	185,104
Southwest Airlines Co.	224,065	7,658,542
Spire, Inc.	2,900	190,559
Spirit AeroSystems Holdings, Inc. (Class A Stock)	11,720	280,577
Sprouts Farmers Market, Inc.*	9,900	253,341
SPS Commerce, Inc.*	39,753	2,986,245
SPX Corp.*	11,225	461,909
SS&C Technologies Holdings, Inc.	33,783	1,908,064
Starbucks Corp.	27,539	2,026,595
Steel Dynamics, Inc.	67,628	1,764,415
STERIS PLC	38,767	5,948,408
STORE Capital Corp., REIT(a)	111,095	2,645,172
Strategic Education, Inc.(a)	1,815	278,875
Stryker Corp.	30,503	5,496,336
Summit Materials, Inc. (Class A Stock)*(a)	27,026	434,578
Synchrony Financial	34,424	762,836
Synopsys, Inc.*	33,485	6,529,575
Sysco Corp.	58,592	3,202,639
Take-Two Interactive Software, Inc.*	7,209	1,006,160
Tandem Diabetes Care, Inc.*	10,485	1,037,176
Target Corp.	59,628	7,151,186
TE Connectivity Ltd.	37,031	3,019,878
Tech Data Corp.*	2,691	390,195
TechTarget, Inc.*	12,338	370,510
Teladoc Health, Inc.*(a)	1,100	209,924
Telephone & Data Systems, Inc.	90,061	1,790,413
Tenable Holdings, Inc.*	19,800	590,238
Tetra Tech, Inc.	2,837	224,463
Texas Instruments, Inc.	2,338	296,856
Thermo Fisher Scientific, Inc.	49,369	17,888,363
Timken Co. (The)	57,709	2,625,182
TJX Cos., Inc. (The)	124,738	6,306,753
T-Mobile US, Inc.*	10,278	1,070,454
Trane Technologies PLC(a)	38,074	3,387,825
TravelCenters of America, Inc.*	15,600	240,240
Trex Co., Inc.*(a)	5,821	757,137

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Twist Bioscience Corp.*(a)	9,944	$450,463
Tyson Foods, Inc. (Class A Stock)	71,577	4,273,863
U.S. Bancorp	52,102	1,918,396
Ultragenyx Pharmaceutical, Inc.*	2,700	211,194
UniFirst Corp.	8,618	1,542,191
Union Pacific Corp.	2,015	340,676
Unit Corp.*	10,178	728
United Airlines Holdings, Inc.*(a)	152,105	5,264,354
United Bankshares, Inc.(a)	4,800	132,768
United States Cellular Corp.*	33,229	1,025,779
United Therapeutics Corp.*	3,500	423,500
UnitedHealth Group, Inc.	54,680	16,127,866
Universal Health Services, Inc. (Class B Stock)	2,910	270,310
Utah Medical Products, Inc.	1,920	170,150
Valero Energy Corp.	105,182	6,186,805
Valley National Bancorp	21,000	164,220
Vectrus, Inc.*	5,100	250,563
Veracyte, Inc.*(a)	15,345	397,435
Verint Systems, Inc.*	28,240	1,275,883
Verisk Analytics, Inc.	6,427	1,093,875
Verizon Communications, Inc.	237,337	13,084,389
Vertex Pharmaceuticals, Inc.*	2,636	765,257
ViacomCBS, Inc. (Class B Stock)(a)	22,047	514,136
Virtus Investment Partners, Inc.	1,655	192,460
Visa, Inc. (Class A Stock)(a)	29,958	5,786,987
VMware, Inc. (Class A Stock)*(a)	18,268	2,828,982
Voya Financial, Inc.(a)	6,994	326,270
Walgreens Boots Alliance, Inc.	48,725	2,065,453
Walmart, Inc.	121,860	14,596,391
Walt Disney Co. (The)	109,115	12,167,414
Waste Management, Inc.	75,678	8,015,057
Watts Water Technologies, Inc. (Class A Stock)	18,535	1,501,335
Wells Fargo & Co.	10,433	267,085
Wendy’s Co. (The)	25,870	563,449
WESCO International, Inc.*	2,145	75,311
West Pharmaceutical Services, Inc.	2,000	454,340
Wingstop, Inc.	1,656	230,134
World Fuel Services Corp.	35,625	917,700
Xencor, Inc.*	10,800	349,812
Xerox Holdings Corp.	18,836	288,002
Xperi Holding Corp.	28,206	416,321
XPO Logistics, Inc.*(a)	5,510	425,647
YETI Holdings, Inc.*(a)	37,311	1,594,299
Yum! Brands, Inc.	3,394	294,973
Zoetis, Inc.	13,906	1,905,678
Zynga, Inc. (Class A Stock)*	585,446	5,585,155

		1,481,799,714

TOTAL COMMON STOCKS (cost $2,068,380,028)		2,286,615,094

EXCHANGE-TRADED FUNDS — 4.7%
United States
iShares Core U.S. Aggregate Bond ETF(a)	992,000	117,264,320
iShares JPMorgan USD Emerging Markets Bond ETF(a)	208,000	22,717,760

EXCHANGE-TRADED FUNDS (continued)		Shares	Value
United States (continued)
Principal Healthcare Innovators Index ETF*		2,100	$93,765
Vanguard Total Bond Market ETF(a)		845,000	74,647,300

TOTAL EXCHANGE-TRADED FUNDS (cost $212,854,226)			214,723,145

PREFERRED STOCKS — 0.5%
United States
Bank of America Corp., 6.000%		117,346	3,197,679
Citigroup Capital XIII, 7.130%		251,302	6,659,503
PNC Financial Services Group, Inc. (The), 5.375%		81,840	2,063,187
Wells Fargo & Co., 4.750%(a)		310,759	7,222,039
Wells Fargo & Co., 5.625%		163,770	4,153,207
Wells Fargo & Co., 6.000%		33,805	861,013
WESCO International, Inc., 10.625%*		5,689	150,872

TOTAL PREFERRED STOCKS (cost $24,578,591)			24,307,500

		Units

RIGHTS* — 0.0%
China — 0.0%
Legend Holdings Corp., expiring 12/31/20^		7,115	—

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, expiring 07/07/20		61,476	95,901
Repsol SA, expiring 07/07/20(a)		273,022	138,708

			234,609

United States — 0.0%
T-Mobile US, Inc., expiring 07/27/20		10,278	1,727

TOTAL RIGHTS (cost $247,100)			236,336

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.8%
Cayman Islands — 0.6%
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.041%(c)	07/27/31	7,490	7,350,489
Dryden CLO Ltd.,
Series 2019-68A, Class A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 0.000%)
2.529%(c)	07/15/32	5,100	5,066,976
Octagon Investment Partners 30 Ltd.,
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 0.000%)
2.455%(c)	03/17/30	6,630	6,544,871

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
Race Point CLO Ltd.,
Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.429%(c)	10/15/30	8,685	$8,470,600

			27,432,936

United States — 4.2%
American Express Credit Account Master Trust,
Series 2018-03, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
0.505%(c)	10/15/25	3,100	3,109,131
Series 2018-05, Class A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.525%(c)	12/15/25	2,500	2,497,832
CarMax Auto Owner Trust,
Series 2020-01, Class A4
2.030%	06/16/25	485	505,348
Series 2020-02, Class A2A
1.750%	01/17/23	9,200	9,301,724
Citibank Credit Card Issuance Trust,
Series 2017-A05, Class A5, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.000%)
0.810%(c)	04/22/26	3,670	3,693,707
Series 2018-A04, Class A4, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.000%)
0.515%(c)	06/07/25	6,320	6,339,584
CNH Equipment Trust,
Series 2019-B, Class A3
2.520%	08/15/24	2,995	3,068,724
Ford Credit Auto Owner Trust,
Series 2019-B, Class A4
2.240%	10/15/24	6,660	6,906,265
Series 2019-C, Class A4
1.930%	04/15/25	6,000	6,239,647
Series 2020-01, Class A, 144A
2.040%	08/15/31	2,625	2,667,322
Series 2020-A, Class A4
1.350%	07/15/25	1,910	1,948,650
GM Financial Consumer Automobile Receivables Trust,
Series 2019-03, Class A3
2.180%	04/16/24	7,483	7,652,964
Series 2020-02, Class A3
1.490%	12/16/24	875	894,426
Honda Auto Receivables Owner Trust,
Series 2020-02, Class A4
1.090%	10/15/26	3,000	3,040,661
HPEFS Equipment Trust,
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	5,460	5,543,447
Hyundai Auto Receivables Trust,
Series 2019-B, Class A3
1.940%	02/15/24	12,179	12,483,734
John Deere Owner Trust,
Series 2019-B, Class A2
2.280%	05/16/22	3,311	3,330,999
Nissan Auto Receivables Owner Trust,
Series 2019-A, Class A3
2.900%	10/16/23	8,245	8,492,193

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2020-A, Class A3
1.380%	12/16/24	11,000	$11,215,997
United States Small Business Administration,
Series 2017-20C, Class 1
3.040%	03/01/37	2,845	3,023,641
Series 2017-20J, Class 1
2.850%	10/01/37	1,251	1,331,982
Series 2018-20A, Class 1
2.920%	01/01/38	6,269	6,692,404
Series 2018-20E, Class 1
3.500%	05/01/38	10,199	11,195,494
Series 2018-20G, Class 1
3.540%	07/01/38	1,322	1,453,144
Series 2018-20H, Class 1
3.580%	08/01/38	5,694	6,263,029
Series 2018-20I, Class 1
3.530%	09/01/38	3,836	4,184,333
Series 2018-20J, Class 1
3.770%	10/01/38	1,919	2,146,817
Series 2018-20K, Class 1
3.870%	11/01/38	899	1,026,566
Series 2019-20A, Class 1
3.370%	01/01/39	6,434	6,987,277
Series 2019-20B, Class 1
3.260%	02/01/39	5,199	5,635,103
Series 2019-20C, Class 1
3.200%	03/01/39	1,103	1,195,373
Series 2019-20E, Class 1
2.880%	05/01/39	2,995	3,192,695
Series 2019-20F, Class 1
2.600%	06/01/39	1,110	1,173,085
Series 2019-20G, Class 1
2.530%	07/01/39	421	443,910
Series 2019-25G, Class 1
2.690%	07/01/44	4,751	5,094,874
Series 2020-20C, Class 1
1.490%	03/01/40	142	146,313
Series 2020-20E, Class 1
1.370%	05/01/40	2,470	2,505,364
Series 2020-25E, Class 1
1.500%	05/01/45	1,150	1,159,267
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	15,105	15,502,413
Volkswagen Auto Loan Enhanced Trust,
Series 2020-01, Class A4
1.260%	08/20/26	1,675	1,703,941
Volvo Financial Equipment Master Owner Trust,
Series 2018-A, Class A, 144A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.500%)
0.705%(c)	07/17/23	7,205	7,162,491

			188,151,871

TOTAL ASSET-BACKED SECURITIES (cost $212,540,962)			215,584,807

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS — 12.1%
Australia — 0.3%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30		5,807	$5,922,566
Westpac Banking Corp.,
Sub. Notes
2.894%(ff)	02/04/30		7,720	7,849,462

				13,772,028

Belgium — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.900%	02/01/46		2,355	2,856,512

Canada — 0.0%
Bank of Nova Scotia (The),
Jr. Sub. Notes
4.900%(ff)	—	(rr)	2,590	2,586,403

Japan — 0.2%
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
2.050%	03/31/30		4,370	4,366,286
3.175%	07/09/50		4,400	4,419,209

				8,785,495

United Kingdom — 0.3%
BP Capital Markets PLC,
Gtd. Notes
4.875%(ff)	—	(rr)	5,551	5,742,644
Lloyds Banking Group PLC,
Jr. Sub. Notes
7.500%(ff)	—	(a)(rr)	6,940	7,227,622

				12,970,266

United States — 11.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	11/21/24	(a)	10,837	11,495,887
3.850%	06/15/24	(a)	3,960	4,347,098
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25		300	309,913
2.800%	05/15/50	(a)	2,850	3,018,621
Alleghany Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/30		2,565	2,733,112
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	(a)	1,925	1,951,452
2.700%	06/03/60		2,634	2,686,629
American International Group, Inc.,
Sr. Unsec’d. Notes
2.500%	06/30/25	(a)	5,215	5,517,034
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25		4,360	4,373,758
3.375%	05/15/24		6,240	6,780,129
4.000%	06/01/25		3,335	3,751,974

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
AT&T, Inc.,
Sr. Unsec’d. Notes
4.300%	02/15/30		7,985	$9,335,777
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.500%	02/01/25		5,019	5,589,660
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25	(a)	5,595	6,392,793
4.250%	10/15/50	(a)	2,354	2,962,644
Boeing Co. (The),
Sr. Unsec’d. Notes
5.705%	05/01/40		6,521	7,422,999
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27		5,420	5,968,403
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		9,160	9,894,782
Broadcom, Inc.,
Gtd. Notes, 144A
4.150%	11/15/30		5,215	5,674,455
4.700%	04/15/25		7,825	8,811,038
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		7,195	8,244,423
Cigna Corp.,
Gtd. Notes
4.800%	08/15/38		3,135	3,996,525
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		2,533	2,580,241
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/60		2,745	2,764,680
Columbia Pipeline Group, Inc.,
Gtd. Notes
4.500%	06/01/25		5,445	6,204,877
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40		4,235	4,968,955
Comerica, Inc.,
Jr. Sub. Notes
5.625%(ff)	—	(a)(rr)	6,400	6,522,062
Commonwealth Edison Co.,
First Mortgage
5.900%	03/15/36		2,300	3,269,293
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.700%	12/01/36		900	1,199,279
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31		6,940	6,997,901
CVS Health Corp.,
Sr. Unsec’d. Notes
4.875%	07/20/35		565	708,655

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
DTE Electric Co.,
Sr. Sec’d. Notes, Series A
6.625%	06/01/36		680	$996,842
DTE Energy Co.,
Sr. Unsec’d. Notes
2.950%	03/01/30		6,005	6,275,656
Duke Energy Indiana LLC,
First Mortgage
3.750%	05/15/46		1,170	1,367,390
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	(a)	2,562	2,654,418
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25		6,219	6,846,292
El Paso Natural Gas Co. LLC,
Gtd. Notes
8.375%	06/15/32		3,002	4,073,083
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	(a)	3,209	3,282,773
4.050%	03/15/25	(a)	2,589	2,750,732
4.750%	01/15/26	(a)	4,830	5,263,058
5.500%	06/01/27	(a)	6,937	7,749,037
6.500%	02/01/42	(a)	3,900	4,259,395
First Horizon National Corp.,
Sr. Unsec’d. Notes
4.000%	05/26/25		8,166	8,469,790
First Maryland Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.850%
1.537%(c)	02/01/27		5,095	4,185,294
GE Capital Funding LLC,
Gtd. Notes, 144A
3.450%	05/15/25		9,690	10,114,288
General Electric Co.,
Sr. Unsec’d. Notes, MTN
5.550%	01/05/26	(a)	2,344	2,725,562
6.750%	03/15/32	(a)	2,290	2,787,703
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29		9,670	10,210,251
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33		2,690	3,139,365
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.950%	06/01/30	(a)	2,738	2,859,462
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37		1,292	1,657,686
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 0.950%
1.506%(c)	01/15/87		13,252	9,554,337
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50		2,485	2,706,501
4.200%	11/15/69		995	1,106,910

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29	(a)	10,850	$11,203,307
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		3,165	3,464,075
7.500%	11/15/40		455	619,576
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	(a)	3,725	4,007,275
4.400%	06/15/28		1,861	2,211,011
Leidos, Inc.,
Gtd. Notes
7.125%	07/01/32		1,982	2,441,543
Gtd. Notes, 144A
3.625%	05/15/25		6,266	6,826,333
4.375%	05/15/30		1,714	1,931,624
Lincoln National Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 2.358%
2.743%(c)	05/17/66		10,035	6,752,411
Litton Industries, Inc.,
Gtd. Notes
7.750%	03/15/26		2,320	3,108,235
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30	(a)	1,291	1,324,417
2.800%	06/15/50		845	888,235
Loews Corp.,
Sr. Unsec’d. Notes
3.200%	05/15/30	(a)	2,125	2,312,521
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25		6,182	6,728,896
Massachusetts Institute of Technology,
Unsec’d. Notes, Series G
2.294%	07/01/51		6,050	5,914,642
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69		5,543	8,569,700
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30		4,440	5,000,234
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69		4,310	5,348,743
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		8,720	8,777,080
NiSource, Inc.,
Sr. Unsec’d. Notes
6.250%	12/15/40		2,165	3,008,151
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	(a)	3,980	4,831,368
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	(a)	6,793	8,954,597

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	(a)	3,915	$4,501,198
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25		3,894	4,227,962
Pacific Life Global Funding II,
Sec’d. Notes, 144A
1.200%	06/24/25		4,395	4,407,363
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		1,055	1,149,496
3.600%	06/01/29		3,049	3,415,114
4.150%	04/15/25		3,690	4,106,686
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.650%	10/15/25		16,345	17,457,383
President & Fellows of Harvard College,
Unsec’d. Notes
3.150%	07/15/46		750	869,589
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25		4,395	4,409,307
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50		2,085	2,210,457
6.125%	07/15/38		1,955	2,831,532
San Diego Gas & Electric Co.,
First Mortgage, Series NNN
3.600%	09/01/23		2,775	2,946,788
Sempra Energy,
Jr. Sub. Notes
4.875%(ff)	—	(rr)	6,015	6,010,964
Sr. Unsec’d. Notes
3.550%	06/15/24		5,880	6,381,715
Southern California Edison Co.,
First Mortgage, Series E
3.700%	08/01/25		4,920	5,436,408
First Ref. Mortgage
1.845%	02/01/22		283	281,920
3.900%	12/01/41		1,492	1,581,830
Synchrony Financial,
Sr. Unsec’d. Notes
3.700%	08/04/26		2,615	2,688,291
4.500%	07/23/25		4,213	4,473,659
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		1,255	1,349,310
6.550%	05/01/37		1,253	1,639,886
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		7,730	11,585,765
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.050%	02/15/28		6,153	6,151,655
3.500%	04/15/25		7,581	8,268,318

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30		3,125	$3,338,451
Truist Financial Corp.,
Jr. Sub. Notes, Series Q
5.100%(ff)	—	(rr)	4,355	4,475,670
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.400%	09/01/49	(a)	2,196	2,421,123
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		2,105	2,202,745
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57		6,161	6,318,174
Sr. Unsec’d. Notes
4.200%	05/19/32		2,401	2,677,831
4.750%	05/15/25	(a)	5,426	6,200,605
Walt Disney Co. (The),
Gtd. Notes
1.750%	01/13/26	(a)	5,215	5,364,970
3.600%	01/13/51		2,194	2,448,517
7.300%	04/30/28		1,070	1,488,763

				511,054,293

TOTAL CORPORATE BONDS (cost $537,165,334)				552,024,997

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
Federal Home Loan Mortgage Corp.
2.500%	02/01/32		1,300	1,380,172
2.500%	06/01/50		8,000	8,343,734
3.000%	01/01/32		1,101	1,158,308
3.000%	03/01/42		3,145	3,369,213
3.000%	09/01/46		1,536	1,645,191
3.000%	02/01/50		14,662	15,566,268
3.500%	12/01/30		1,439	1,513,411
3.500%	04/01/33		2,605	2,744,789
3.500%	02/01/44		1,670	1,854,171
3.500%	07/01/46		1,350	1,490,219
4.000%	05/01/44		588	645,688
4.000%	05/01/44		1,133	1,243,234
4.000%	08/01/44		563	631,449
4.000%	10/01/45		1,039	1,135,440
4.000%	01/01/47		295	326,267
4.000%	05/01/47		753	802,982
4.500%	12/01/45		284	316,488
4.500%	03/01/47		331	358,098
5.000%	08/01/48		1,663	1,817,545
5.000%	10/01/48		228	249,429
5.000%	07/01/49		1,101	1,201,719
Federal National Mortgage Assoc.
2.500%	11/01/31		6,038	6,399,068
2.500%	10/01/34		2,550	2,670,622
2.500%	07/01/40		10,270	10,709,101
2.500%	01/01/50		1,722	1,795,949
2.500%	07/01/50		6,000	6,304,717
3.000%	04/01/32		1,165	1,241,164

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/01/41	2,335	$2,483,866
3.000%	11/01/42	3,050	3,267,144
3.000%	05/01/43	1,335	1,430,357
3.000%	10/01/44	2,447	2,578,197
3.000%	09/01/49	20,204	21,451,542
3.000%	12/01/49	2,896	3,068,337
3.000%	03/01/50	14,711	15,525,020
3.500%	06/01/42	2,484	2,688,328
3.500%	10/01/43	1,521	1,643,908
3.500%	10/01/45	1,239	1,354,787
3.500%	01/01/46	10,344	11,057,945
3.500%	12/01/46	1,354	1,493,403
3.500%	04/01/47	1,750	1,901,197
3.500%	04/01/47	2,396	2,617,278
3.500%	03/01/48	13,389	14,623,268
3.500%	04/01/48	1,504	1,590,820
3.500%	09/01/49	1,476	1,551,708
4.000%	11/01/44	452	506,845
4.000%	02/01/45	1,942	2,162,303
4.000%	11/01/45	87	94,625
4.000%	07/01/46	454	501,718
4.000%	01/01/47	343	366,550
4.000%	04/01/47	635	693,587
4.000%	04/01/47	835	890,235
4.000%	07/01/47	3,895	4,157,573
4.000%	08/01/47	14,308	15,220,552
4.000%	10/01/47	7,643	8,141,945
4.000%	04/01/48	3,450	3,661,223
4.500%	11/01/40	368	409,222
4.500%	10/01/45	2,877	3,306,208
4.500%	02/01/46	1,340	1,489,916
4.500%	11/01/47	1,477	1,592,961
4.500%	02/01/48	1,888	2,112,137
4.500%	05/01/48	2,796	3,023,449
4.500%	08/01/48	5,183	5,580,507
Government National Mortgage Assoc.
3.000%	05/20/43	1,709	1,827,458
3.000%	04/20/45	1,958	2,083,475
3.000%	02/20/47	1,842	1,955,468
3.000%	01/20/50	2,952	3,131,363
4.000%	03/20/48	4,764	5,108,186
4.000%	09/20/48	2,665	2,847,349
4.500%	07/20/48	3,344	3,576,931

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $234,265,105)			241,683,327

U.S. TREASURY OBLIGATIONS — 5.4%
U.S. Treasury Bonds
2.000%	02/15/50	20,899	23,919,559
4.500%	05/15/38	9,234	14,559,421
U.S. Treasury Notes
0.125%	06/30/22	40,372	40,348,344
0.250%	06/15/23	43,971	44,067,187
0.250%	06/30/25	35,565	35,498,316
0.500%	06/30/27	13,370	13,376,267
0.625%	05/15/30	22,836	22,764,637
1.375%	09/15/20	20,237	20,289,174

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Strips Coupon
1.556%(s)	05/15/38	35,780	$28,705,064

TOTAL U.S. TREASURY OBLIGATIONS (cost $241,437,154)			243,527,969

TOTAL LONG-TERM INVESTMENTS (cost $3,531,468,500)			3,778,703,175

		Shares

SHORT-TERM INVESTMENTS — 20.5%

AFFILIATED MUTUAL FUNDS — 8.5%
PGIM Core Ultra Short Bond Fund(w)		173,263,324	173,263,324
PGIM Institutional Money Market Fund (cost $213,878,566; includes $213,791,718 of cash collateral for securities on loan)(b)(w)		213,867,905	213,867,905

TOTAL AFFILIATED MUTUAL FUNDS (cost $387,141,890)			387,131,229

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 12.0%
U.S. Treasury Bills
(0.010)%	09/10/20	(k)	100,000	99,973,868
0.063%	07/09/20		100,000	99,997,167
0.105%	08/20/20		100,000	99,982,639
0.127%	10/15/20		100,000	99,955,097
0.158%	12/03/20		100,000	99,937,575
1.514%	07/30/20		16,000	15,998,360
1.533%	11/05/20	(k)	30,000	29,984,020

TOTAL U.S. TREASURY OBLIGATIONS (cost $545,701,604)				545,828,726

TOTAL SHORT-TERM INVESTMENTS (cost $932,843,494)				932,959,955

TOTAL INVESTMENTS — 103.6% (cost $4,464,311,994)				4,711,663,130
Liabilities in excess of other assets(z) — (3.6)%				(164,945,857)

NET ASSETS — 100.0%				$4,546,717,273

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $209,885,524; cash collateral of $213,791,718 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,003	2 Year U.S. Treasury Notes	Sep. 2020	$221,490,610	$67,389
564	5 Year U.S. Treasury Notes	Sep. 2020	70,918,595	170,396
2,895	10 Year U.S. Treasury Notes	Sep. 2020	402,902,593	1,436,022
504	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	109,950,750	473,504
600	Euro Currency	Sep. 2020	84,401,250	(395,361)
1,537	Euro STOXX 50 Index	Sep. 2020	55,655,392	1,798,482
270	Euro-BTP Italian Government Bond	Sep. 2020	43,645,279	779,092
171	FTSE 100 Index	Sep. 2020	13,025,698	211,680
161	Japanese Yen Currency	Sep. 2020	18,657,888	(199,407)
316	Mini MSCI Emerging Markets Index	Sep. 2020	15,574,060	308,100
2,821	S&P 500 E-Mini Index	Sep. 2020	435,872,710	9,376,863
405	TOPIX Index	Sep. 2020	58,457,282	(1,764,428)

				12,262,332

Short Positions:
725	10 Year U.S. Ultra Treasury Notes	Sep. 2020	114,176,175	(552,673)
921	Russell 2000 E-Mini Index	Sep. 2020	66,201,480	(2,667,262)

				(3,219,935)

				$9,042,397

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
American Express Co.	12/20/24	1.000%(Q)	8,434	$(137,951)	$(300,485)	$(162,534)
American Express Co.	06/20/25	1.000%(Q)	5,000	(175,296)	(188,714)	(13,418)
Citigroup, Inc.	06/20/25	1.000%(Q)	14,630	(10,882)	(200,815)	(189,933)
Energy Transfer Partners LP	12/20/24	1.000%(Q)	23,355	1,032,529	202,150	(830,379)
Hess Corp.	06/20/25	1.000%(Q)	13,715	279,770	252,109	(27,661)
IBM Corp.	12/20/24	1.000%(Q)	10,035	(262,363)	(303,651)	(41,288)
Kinder Morgan, Inc.	06/20/25	1.000%(Q)	14,815	(192,035)	(281,096)	(89,061)
Marriott International, Inc.	12/20/20	1.000%(Q)	4,751	(17,397)	939	18,336
Marriott International, Inc.	06/20/25	1.000%(Q)	3,992	368,664	135,319	(233,345)
McKesson Corp.	06/20/25	1.000%(Q)	10,795	(241,196)	(278,217)	(37,021)
Metlife, Inc.	06/20/25	1.000%(Q)	6,770	(9,681)	(160,250)	(150,569)
Morgan Stanley	06/20/25	1.000%(Q)	11,635	244,222	(191,396)	(435,618)

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1) (continued):
Simon Property Group LP	06/20/25	1.000%(Q)	9,665	$783,683	$289,156	$(494,527)
Simon Property Group LP	06/20/25	1.000%(Q)	8,055	537,537	240,988	(296,549)
Southwest Airlines Co.	12/20/20	1.000%(Q)	4,751	(17,170)	(165)	17,005

				$2,182,434	$(784,128)	$(2,966,562)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues—Sell Protection(2):
Verizon Communications, Inc.	12/20/24	1.000%(Q)	10,200	0.643%	$185,337	$163,845	$(21,492)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index (T)	—	Societe Generale	9/19/29	(25,000)	$(602,308)	$—	$(602,308)
Bloomberg Commodity Index 6 Month Forward (T)	—	Societe Generale	9/17/20	25,000	435,541	—	435,541
Custom Commodity Basket Swap(T)	—	UBS AG	7/07/20	800	16,525	—	16,525

					$(150,242)	$—	$ (150,242)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$452,066	$(602,308)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$67,627,061

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Argentina	$15,177,587	$—	$—
Australia	—	41,389,701	—
Austria	—	1,775,330	—
Belgium	—	5,656,814	—
Bermuda	389,582	—	—
Brazil	16,261,409	—	—
Canada	83,334,638	—	—
China	37,867,530	26,752,323	—
Denmark	—	61,631,232	—
Finland	—	1,399,123	—
France	—	45,035,980	—
Germany	—	76,066,733	—
Hong Kong	—	13,137,607	—
India	14,932,610	—	—
Indonesia	—	3,156,156	—
Ireland	1,983,274	8,625,756	—
Israel	36,443,557	5,089,327	—
Italy	—	14,561,901	—
Japan	—	93,939,813	—
Jordan	—	954,374	—
Netherlands	113,371	39,148,150	—
New Zealand	—	5,487,031	—
Norway	64	1,403,705	—
Philippines	—	214,204	—
Puerto Rico	1,776,838	—	—
Singapore	—	4,940,850	—
South Africa	—	8,603,525	—
South Korea	—	149,717	—

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Spain	$—	$13,086,148	$—
Sweden	—	39,317,604	—
Switzerland	—	43,986,209	—
Turkey	1,382,713	—	—
United Kingdom	—	39,642,894	—
United States	1,480,853,653	946,061	—
Exchange-Traded Funds
United States	214,723,145	—	—
Preferred Stocks
United States	24,307,500	—	—
Rights
China	—	—	—
Spain	95,901	138,708	—
United States	1,727	—	—
Asset-Backed Securities
Cayman Islands	—	27,432,936	—
United States	—	188,151,871	—
Corporate Bonds
Australia	—	13,772,028	—
Belgium	—	2,856,512	—
Canada	—	2,586,403	—
Japan	—	8,785,495	—
United Kingdom	—	12,970,266	—
United States	—	511,054,293	—
U.S. Government Agency Obligations	—	241,683,327	—
U.S. Treasury Obligations	—	789,356,695	—
Affiliated Mutual Funds	387,131,229	—	—

Total	$2,316,776,328	$2,394,886,802	$—

Other Financial Instruments*
Assets
Futures Contracts	$14,621,528	$—	$—
Centrally Cleared Credit Default Swap Agreements	—	35,341	—
OTC Total Return Swap Agreements	—	452,066	—

Total	$14,621,528	$487,407	$—

Liabilities
Futures Contracts	$(5,579,131)	$—	$—
Centrally Cleared Credit Default Swap Agreements	—	(3,023,395)	—
OTC Total Return Swap Agreement	—	(602,308)	—

Total	$(5,579,131)	$(3,625,703)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Treasury Obligations	17.4%
Affiliated Mutual Funds (4.7% represents investments purchased with collateral from securities on loan)	8.5
U.S. Government Agency Obligations	5.3
Exchange-Traded Funds	4.7
Software	4.7
Banks	4.2

IT Services	3.8%
Pharmaceuticals	3.2
Semiconductors & Semiconductor Equipment	2.8
Insurance	2.8
Internet & Direct Marketing Retail	2.2
Electric	2.1
Interactive Media & Services	2.1

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (con’t):
Automobiles	2.0%
Technology Hardware, Storage & Peripherals	1.9
Health Care Equipment & Supplies	1.7
Small Business Loan	1.4
Food & Staples Retailing	1.4
Pipelines	1.4
Media	1.3
Health Care Providers & Services	1.3
Aerospace & Defense	1.2
Oil, Gas & Consumable Fuels	1.1
Diversified Telecommunication Services	1.0
Entertainment	1.0
Specialty Retail	1.0
Biotechnology	0.9
Capital Markets	0.8
Electric Utilities	0.8
Equity Real Estate Investment Trusts (REITs)	0.8
Trading Companies & Distributors	0.8
Diversified Financial Services	0.8
Hotels, Restaurants & Leisure	0.7
Food Products	0.7
Chemicals	0.7
Electronic Equipment, Instruments & Components	0.7
Industrial Conglomerates	0.7
Life Sciences Tools & Services	0.6
Machinery	0.6
Collateralized Loan Obligations	0.6
Metals & Mining	0.6
Building Products	0.6
Household Durables	0.6
Household Products	0.5
Semiconductors	0.5
Telecommunications	0.5
Beverages	0.5
Real Estate Investment Trusts (REITs)	0.5
Communications Equipment	0.5
Equipment	0.5
Air Freight & Logistics	0.4
Consumer Finance	0.4
Textiles, Apparel & Luxury Goods	0.4
Credit Cards	0.4
Construction & Engineering	0.3

Airlines	0.3%
Other	0.3
Road & Rail	0.3
Wireless Telecommunication Services	0.3
Auto Components	0.3
Tobacco	0.3
Commercial Services & Supplies	0.2
Computers	0.2
Multiline Retail	0.2
Multi-Utilities	0.2
Electrical Equipment	0.2
Gas	0.2
Oil & Gas	0.2
Transportation	0.2
Miscellaneous Manufacturing	0.2
Real Estate Management & Development	0.1
Professional Services	0.1
Containers & Packaging	0.1
Commercial Services	0.1
Lodging	0.1
Thrifts & Mortgage Finance	0.1
Diversified Consumer Services	0.1
Internet	0.1
Construction Materials	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Electronics	0.1
Healthcare-Services	0.0	*
Leisure Products	0.0	*
Transportation Infrastructure	0.0	*
Health Care Technology	0.0	*
Water Utilities	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Personal Products	0.0	*
Paper & Forest Products	0.0	*
Gas Utilities	0.0	*
Energy Equipment & Services	0.0	*

	103.6
Liabilities in excess of other assets	(3.6)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Unrealized appreciation on OTC swap agreements	$452,066	Unrealized depreciation on OTC swap agreements	$602,308

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$35,341	*	Due from/to broker — variation margin swaps	$3,023,395	*
Equity contracts	Due from/to broker — variation margin futures	11,695,125	*	Due from/to broker — variation margin futures	4,431,690	*
Equity contracts	Unaffiliated investments	236,336		—	—
Foreign exchange contracts	—	—		Due from/to broker — variation margin futures	594,768	*
Interest rate contracts	Due from/to broker — variation margin futures	2,926,403	*	Due from/to broker — variation margin futures	552,673	*

		$15,345,271			$9,204,834

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures	Swaps
Commodity contracts	$—	$—	$(325,907)
Credit contracts	—	—	2,288,233
Equity contracts	12,808	(29,761,576)	—
Foreign exchange contracts	—	2,625,265	—
Interest rate contracts	—	46,918,158	—

Total	$12,808	$19,781,847	$1,962,326

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Futures	Swaps
Commodity contracts	$—	$—	$—	$34,095
Credit contracts	—	—	—	(2,566,466)
Equity contracts	(11,685)	(6,030)	7,479,459	—
Foreign exchange contracts	—	—	2,327,938	—
Interest rate contracts	—	—	9,285,073	—

Total	$(11,685)	$(6,030)	$19,092,470	$(2,532,371)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)		Futures Contracts— Short Positions(1)
$1,307,704,626		$234,305,375

	Credit Default Swap Agreements— Buy Protection(1)
	$150,303,000

Credit Default Swap Agreements— Sell Protection(1)		Total Return Swap Agreements(1)
$33,353,333		$67,176,294

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$209,885,524	$(209,885,524)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Societe Generale	$435,541	$(602,308)	$(166,767)	$—	$(166,767)
UBS AG	16,525	—	16,525	—	16,525

	$452,066	$(602,308)	$(150,242)	$—	$(150,242)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST ALLIANZGI WORLD TRENDS PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $209,885,524:
Unaffiliated investments (cost $4,077,170,104)	$4,324,531,901
Affiliated investments (cost $387,141,890)	387,131,229
Foreign currency, at value (cost $231,421)	234,036
Due from broker-variation margin futures	45,659,796
Receivable for investments sold	24,095,159
Dividends and interest receivable	8,579,761
Tax reclaim receivable	4,740,710
Receivable for Portfolio shares sold	642,192
Unrealized appreciation on OTC swap agreements	452,066
Receivable from affiliate	3,423
Prepaid expenses	5,042

Total Assets	4,796,075,315

LIABILITIES
Payable to broker for collateral for securities on loan	213,791,718
Payable for investments purchased	31,009,912
Payable to affiliate	2,072,344
Management fee payable	1,266,705
Unrealized depreciation on OTC swap agreements	602,308
Accrued expenses and other liabilities	376,544
Distribution fee payable	185,057
Due to broker-variation margin swaps	37,917
Payable to custodian	14,697
Payable for Portfolio shares repurchased	462
Affiliated transfer agent fee payable	378

Total Liabilities	249,358,042

NET ASSETS	$4,546,717,273

Net assets were comprised of:
Partners’ Equity	$4,546,717,273

Net asset value and redemption price per share, $4,546,717,273 / 288,681,001 outstanding shares of beneficial interest	$15.75

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $1,269,691 foreign withholding tax, of which $395,116 is reimbursable by an affiliate)	$23,219,844
Interest income	16,738,497
Affiliated dividend income	1,261,111
Income from securities lending, net (including affiliated income of $365,762)	609,039

Total income	41,828,491

EXPENSES
Management fee	16,094,831
Distribution fee	5,338,769
Custodian and accounting fees	339,858
Trustees’ fees	32,473
Audit fee	20,885
Legal fees and expenses	14,149
Shareholders’ reports	7,974
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,458
Miscellaneous	61,257

Total expenses	21,913,654
Less: Fee waiver and/or expense reimbursement	(619,297)

Net expenses	21,294,357

NET INVESTMENT INCOME (LOSS)	20,534,134

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(131,899))	60,061,118
Futures transactions	19,781,847
Swap agreements transactions	1,962,326
Foreign currency transactions	1,506,179

83,311,470

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(19,913))	(325,189,162)
Futures	19,092,470
Swap agreements	(2,532,371)
Foreign currencies	(1,057,203)

(309,686,266)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(226,374,796)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(205,840,662)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$20,534,134	$78,987,972
Net realized gain (loss) on investment and foreign currency transactions	83,311,470	109,470,382
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(309,686,266)	600,009,705

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(205,840,662)	788,468,059

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [133,813,358 and 20,201,786 shares, respectively]	1,912,742,208	285,607,558
Portfolio shares repurchased [160,439,383 and 24,556,193 shares, respectively]	(2,190,131,290)	(367,018,434)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(277,389,082)	(81,410,876)

CAPITAL CONTRIBUTIONS	—	12,464

TOTAL INCREASE (DECREASE)	(483,229,744)	707,069,647
NET ASSETS:
Beginning of period	5,029,947,017	4,322,877,370

End of period	$4,546,717,273	$5,029,947,017

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 84.2%	Shares	Value
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	27,621,373	$328,141,907
AST BlackRock/Loomis Sayles Bond Portfolio*	19,838,748	304,921,561
AST ClearBridge Dividend Growth Portfolio*	37,193,774	723,046,958
AST Emerging Markets Equity Portfolio*	1,925,117	14,842,650
AST Goldman Sachs Global Income Portfolio*	13,849,867	169,522,373
AST Goldman Sachs Small-Cap Value Portfolio*	4,246,776	80,561,338
AST High Yield Portfolio*	1,974,618	20,851,965
AST Hotchkis & Wiley Large-Cap Value Portfolio*	6,210,314	157,183,049
AST International Growth Portfolio*	17,348,658	366,577,143
AST International Value Portfolio*	19,523,002	344,580,978
AST Jennison Large-Cap Growth Portfolio*	4,776,750	227,898,714
AST Large-Cap Core Portfolio*	48,232,800	967,067,639
AST Loomis Sayles Large-Cap Growth Portfolio*	5,345,899	373,731,775
AST MFS Growth Portfolio*	5,722,802	208,310,007
AST MFS Large-Cap Value Portfolio*	25,939,386	529,163,481
AST Mid-Cap Growth Portfolio*	2,209,420	27,242,151
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	604,170	16,089,053
AST PIMCO Dynamic Bond Portfolio*	6,360,111	64,237,125
AST Prudential Core Bond Portfolio*	85,122,614	1,168,733,495
AST QMA International Core Equity Portfolio*	27,682,433	310,320,078
AST Small-Cap Growth Opportunities Portfolio*	2,519,875	59,569,838
AST Small-Cap Growth Portfolio*	1,105,031	60,666,207
AST Small-Cap Value Portfolio*	1,773,048	38,386,495
AST T. Rowe Price Large-Cap Growth Portfolio*	5,220,537	268,596,599
AST T. Rowe Price Large-Cap Value Portfolio*	26,684,266	372,512,355
AST Templeton Global Bond Portfolio*	23,137	247,338
AST WEDGE Capital Mid-Cap Value Portfolio*	815,384	14,937,841
AST Wellington Management Global Bond Portfolio*	67,908,637	825,089,939
AST Western Asset Core Plus Bond Portfolio*	32,911,045	475,235,481

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
AST Western Asset Emerging Markets Debt Portfolio*	1,757,461	$21,282,852

TOTAL LONG-TERM INVESTMENTS (cost $7,615,007,052)(w)		8,539,548,385

SHORT-TERM INVESTMENTS — 15.7%
AFFILIATED MUTUAL FUND — 14.8%
PGIM Core Ultra Short Bond Fund (cost $1,506,054,181)(w)	1,506,054,181	1,506,054,181

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.9%
U.S. Treasury Bills
0.059%	02/25/21	93,500	93,406,011

(cost $93,463,519)
TOTAL SHORT-TERM INVESTMENTS (cost $1,599,517,700)			1,599,460,192

TOTAL INVESTMENTS — 99.9% (cost $9,214,524,752)			10,139,008,577
Other assets in excess of liabilities(z) — 0.1%			6,455,149

NET ASSETS — 100.0%			$10,145,463,726

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
753	2 Year U.S. Treasury Notes	Sep. 2020	$166,283,579	$16,709
1,836	5 Year U.S. Treasury Notes	Sep. 2020	230,862,661	505,240
544	10 Year U.S. Treasury Notes	Sep. 2020	75,709,502	150,675
734	20 Year U.S. Treasury Bonds	Sep. 2020	131,064,875	(87,257)
2,129	Mini MSCI EAFE Index	Sep. 2020	189,310,680	(2,423,524)

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (continued):
654	Russell 2000 E-Mini Index	Sep. 2020	$47,009,520	$637,714
4,666	S&P 500 E-Mini Index	Sep. 2020	720,943,660	6,513,784

				$5,313,341

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$93,406,011

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$10,045,602,566	$—	$—
U.S. Treasury Obligation	—	93,406,011	—

Total	$10,045,602,566	$93,406,011	$—

Other Financial Instruments*
Assets
Futures Contracts	$7,824,122	$—	$—

Liabilities
Futures Contracts	$(2,510,781)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Core Bond	32.8%
Large/Mid-Cap Growth	20.5
Ultra Short Bond	14.8
Large/Mid-Cap Value	10.8
Large/Mid-Cap Blend	7.1
International Value	6.5
International Growth	3.6
Small-Cap Growth	1.2

Small-Cap Value	1.2%
U.S. Treasury Obligation	0.9
Emerging Markets	0.3
High Yield	0.2

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$7,151,498	*	Due from/to broker — variation margin futures	$2,423,524	*
Interest rate contracts	Due from/to broker — variation margin futures	672,624	*	Due from/to broker — variation margin futures	87,257	*

		$7,824,122			$2,510,781

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$59,787,431
Interest rate contracts	22,070,394

Total	$81,857,825

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(1,799,764)
Interest rate contracts	2,781,627

Total	$981,863

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$1,391,526,634

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Affiliated investments (cost $9,121,061,233)	$10,045,602,566
Unaffiliated investments (cost $93,463,519)	93,406,011
Receivable for investments sold	15,000,000
Due from broker-variation margin futures	9,549,529
Receivable for Portfolio shares sold	25,208
Interest receivable	2,250
Prepaid expenses	1,189

Total Assets	10,163,586,753

LIABILITIES
Payable for investments purchased	15,000,000
Payable for Portfolio shares repurchased	2,342,181
Management fee payable	623,628
Accrued expenses and other liabilities	156,840
Affiliated transfer agent fee payable	378

Total Liabilities	18,123,027

NET ASSETS	$10,145,463,726

Net assets were comprised of:
Partners’ Equity	$10,145,463,726

Net asset value and redemption price per share, $10,145,463,726 / 508,940,294 outstanding shares of beneficial interest	$19.93

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$7,613,903
Interest income	28,062

Total income	7,641,965

EXPENSES
Management fee	7,360,344
Custodian and accounting fees	232,944
Trustees’ fees	66,211
Legal fees and expenses	24,206
Audit fee	12,232
Shareholders’ reports	3,509
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,458
Miscellaneous	23,421

Total expenses	7,726,325
Less: Fee waiver and/or expense reimbursement	(71,900)

Net expenses	7,654,425

NET INVESTMENT INCOME (LOSS)	(12,460)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $656,222,360)	656,222,360
Futures transactions	81,857,825

738,080,185

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,203,818,921))	(1,203,880,236)
Futures	981,863

(1,202,898,373)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(464,818,188)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(464,830,648)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(12,460)	$9,477,236
Net realized gain (loss) on investment and foreign currency transactions	738,080,185	809,363,872
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,202,898,373)	1,059,239,303

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(464,830,648)	1,878,080,411

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [127,871,263 and 13,253,080 shares, respectively]	2,295,597,370	239,348,639
Portfolio shares repurchased [161,864,126 and 39,182,609 shares, respectively]	(2,802,910,718)	(755,132,471)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(507,313,348)	(515,783,832)

CAPITAL CONTRIBUTIONS	—	1,352

TOTAL INCREASE (DECREASE)	(972,143,996)	1,362,297,931
NET ASSETS:
Beginning of period	11,117,607,722	9,755,309,791

End of period	$10,145,463,726	$11,117,607,722

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 56.9%		Value
COMMON STOCKS — 19.0%	Shares
Australia — 0.4%
Afterpay Ltd.*	350	$14,947
Alumina Ltd.	14,956	16,969
AngloGold Ashanti Ltd.	7,394	216,046
Ansell Ltd.	17,879	455,695
Appen Ltd.	526	12,549
Aristocrat Leisure Ltd.	46,889	836,796
ASX Ltd.	1,267	74,897
Atlas Arteria Ltd.	7,347	34,003
Aurizon Holdings Ltd.	9,295	31,722
Bendigo & Adelaide Bank Ltd.	24,343	118,633
BHP Group Ltd.	39,950	995,498
Brambles Ltd.	61,406	465,276
carsales.com Ltd.	1,152	14,277
Challenger Ltd.	3,405	10,514
Coca-Cola Amatil Ltd.	1,036	6,246
Cochlear Ltd.	1,432	188,418
Commonwealth Bank of Australia	9,383	452,959
CSL Ltd.	5,865	1,171,784
Downer EDI Ltd.	2,102	6,459
Fortescue Metals Group Ltd.	3,980	38,422
GPT Group (The), REIT	83,008	240,101
Harvey Norman Holdings Ltd.	8,375	20,643
IDP Education Ltd.	6,863	74,563
IGO Ltd.	5,004	16,833
JB Hi-Fi Ltd.	580	17,367
Lendlease Group	4,473	38,647
Magellan Financial Group Ltd.	378	15,455
Metcash Ltd.	6,518	12,282
Mineral Resources Ltd.	1,424	21,052
Mirvac Group, REIT	197,575	296,458
Newcrest Mining Ltd.	242	5,348
NEXTDC Ltd.*	2,710	18,698
Northern Star Resources Ltd.	5,948	55,925
Orica Ltd.	4,484	52,002
OZ Minerals Ltd.	7,926	60,817
Perpetual Ltd.	649	13,393
Regis Resources Ltd.	3,247	11,801
Rio Tinto Ltd.	904	61,379
Rio Tinto PLC	3,093	175,554
Saracen Mineral Holdings Ltd.*	2,874	10,943
Scentre Group, REIT	20,879	31,489
Sonic Healthcare Ltd.	6,824	144,314
Spark Infrastructure Group	87,904	131,387
Stockland, REIT	32,275	74,722
Tabcorp Holdings Ltd.	49,824	116,872
Technology One Ltd.	1,725	10,523
Telstra Corp. Ltd.	19,170	41,627
Transurban Group	2,573	25,343
Treasury Wine Estates Ltd.	6,537	47,538
Vicinity Centres, REIT	187,070	185,224
Woodside Petroleum Ltd.	19,549	295,258
Worley Ltd.	11,478	69,801

		7,555,469

Austria — 0.0%
ams AG*	825	12,363
OMV AG*	6,577	222,589

COMMON STOCKS (continued)	Shares	Value
Austria (continued)
Vienna Insurance Group AG Wiener
Versicherung Gruppe	422	$9,456
Wienerberger AG	1	22

		244,430

Belgium — 0.0%
Anheuser-Busch InBev SA/NV	423	20,957
Barco NV	54	9,582
Cofinimmo SA	239	32,967
Colruyt SA	717	39,521
Galapagos NV*	374	73,741
Groupe Bruxelles Lambert SA	3,867	325,170
Umicore SA	1,909	90,351

		592,289

Brazil — 0.1%
B3 SA – Brasil Bolsa Balcao	33,790	346,034
Banco Bradesco SA	2,478	8,726
Cia de Locacao das Americas	3,700	11,567
CPFL Energia SA	11,981	67,901
Duratex SA	3,442	8,165
Embraer SA*	6,793	10,168
Localiza Rent a Car SA	2,336	17,629
Minerva SA*	6,041	14,552
Natura & Co. Holding SA	2,605	19,013
Petroleo Brasileiro SA	48,403	201,334
Qualicorp Consultoria e Corretora de Seguros SA	3,125	16,751
TOTVS SA	3,600	15,491
Ultrapar Participacoes SA	75,549	256,317
Vale SA	15,593	161,060
WEG SA	61,135	577,276
Wheaton Precious Metals Corp.	6,548	287,994

		2,019,978

Canada — 0.5%
Agnico Eagle Mines Ltd.	196	12,550
Allied Properties Real Estate Investment Trust	974	29,386
Bank of Montreal	21,951	1,168,370
Bank of Nova Scotia (The)	30,437	1,259,539
Boyd Group Services, Inc.	103	15,331
Brookfield Asset Management, Inc. (Class A Stock)	17,596	579,102
CAE, Inc.	14,849	240,848
Canadian Apartment Properties REIT	3,024	108,232
Canadian National Railway Co.	4,647	411,131
Canadian Natural Resources Ltd.	799	13,860
CCL Industries, Inc. (Class B Stock)	18,193	588,030
CGI, Inc.*	10,677	672,660
Colliers International Group, Inc.	1	57
Dollarama, Inc.	10,986	365,445
Franco-Nevada Corp.	2,096	292,801
Gibson Energy, Inc.	3,369	52,436
Gildan Activewear, Inc.	1,858	28,782
H&R Real Estate Investment Trust, UTS	1,595	11,467
Hydro One Ltd., 144A	625	11,753

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Canada (continued)
Innergex Renewable Energy, Inc.	754	$10,608
Kinaxis, Inc.*	118	16,867
Lightspeed POS, Inc.*	3,260	77,874
Loblaw Cos. Ltd.	1,094	53,274
Magna International, Inc.	4,882	217,417
Manulife Financial Corp.	22,709	308,953
Metro, Inc.	383	15,798
Novagold Resources, Inc.*	1,312	12,032
Onex Corp.	563	25,434
Osisko Gold Royalties Ltd.	1,457	14,553
Parkland Corp.	492	12,217
Pretium Resources, Inc.*	1,280	10,711
Rogers Communications, Inc. (Class B Stock)	401	16,113
Royal Bank of Canada	26,731	1,813,636
Shaw Communications, Inc. (Class B Stock)	2	33
Shopify, Inc. (Class A Stock)*	1,274	1,210,347
TFI International, Inc.	10,561	374,878
Thomson Reuters Corp.	5,256	357,111
TMX Group Ltd.	454	44,888
Toromont Industries Ltd.	253	12,555
Toronto-Dominion Bank (The)	17,240	769,425
West Fraser Timber Co. Ltd.	666	23,410
WSP Global, Inc.	924	56,668

		11,316,582

Chile — 0.0%
Lundin Mining Corp.	3,855	20,672

China — 1.0%
3SBio, Inc., 144A*	12,500	15,998
Airtac International Group	1,000	17,591
Alibaba Group Holding Ltd., ADR*	18,219	3,929,838
Angang Steel Co. Ltd. (Class H Stock)	57,200	13,967
Anhui Conch Cement Co. Ltd. (Class H Stock)	14,400	97,053
ANTA Sports Products Ltd.	3,000	26,731
BAIC Motor Corp. Ltd. (Class H Stock), 144A	27,500	12,003
Bank of China Ltd. (Class H Stock)*	202,000	74,880
Bank of Communications Co. Ltd. (Class H Stock)	126,000	77,779
BBMG Corp. (Class H Stock)	94,000	18,398
BeiGene Ltd., ADR*	389	73,288
BOC Hong Kong Holdings Ltd.	217,000	693,662
CanSino Biologics, Inc. (Class H Stock), 144A*	7,000	194,693
China Cinda Asset Management Co. Ltd. (Class H Stock)	113,000	22,251
China CITIC Bank Corp. Ltd. (Class H Stock)	84,000	36,631
China Construction Bank Corp. (Class H Stock)	473,000	383,838
China Dili Group*	36,200	7,743
China Everbright Bank Co. Ltd. (Class H Stock)	43,000	16,239
China Feihe Ltd., 144A	8,000	16,139

COMMON STOCKS (continued)	Shares	Value
China (continued)
China Galaxy Securities Co. Ltd. (Class H Stock)*	80,000	$43,453
China Lesso Group Holdings Ltd.	8,000	10,447
China Life Insurance Co. Ltd. (Class H Stock)*	218,000	437,851
China Merchants Bank Co. Ltd. (Class H Stock)	5,500	25,386
China Mobile Ltd.	65,000	441,180
China Pacific Insurance Group Co. Ltd. (Class H Stock)	46,400	124,268
China Railway Group Ltd. (Class H Stock)	78,000	40,250
China Railway Signal & Communication Corp. Ltd. (Class H Stock), 144A	34,000	14,687
China Reinsurance Group Corp. (Class H Stock)	131,000	13,444
China Resources Cement Holdings Ltd.	48,000	58,950
China Resources Power Holdings Co. Ltd.	8,000	9,431
China Telecom Corp. Ltd. (Class H Stock)	214,000	59,961
China Unicom Hong Kong Ltd.	442,000	240,622
China Vanke Co. Ltd. (Class H Stock)	69,500	219,985
CITIC Ltd.	10,000	9,443
CITIC Securities Co. Ltd. Class H Stock	33,000	62,756
CNOOC Ltd.	632,000	698,996
COSCO SHIPPING Energy Transportation Co. Ltd. (Class H Stock)	34,000	15,281
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)*	62,000	17,842
Country Garden Services Holdings Co. Ltd.	36,000	168,358
CSPC Pharmaceutical Group Ltd.	49,200	93,514
Dali Foods Group Co. Ltd., 144A	81,500	49,600
Datang International Power Generation Co. Ltd. (Class H Stock)	22,000	2,882
ENN Energy Holdings Ltd.	21,400	240,049
Ganfeng Lithium Co. Ltd. (Class H Stock), 144A	4,400	20,361
Geely Automobile Holdings Ltd.	8,000	12,633
Genscript Biotech Corp.*	6,000	12,381
GF Securities Co. Ltd. (Class H Stock)	10,600	11,427
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. (Class H Stock)	16,000	40,721
Guotai Junan Securities Co. Ltd. (Class H Stock), 144A	72,000	100,387
Haitong Securities Co. Ltd. (Class H Stock)	38,400	31,349
Huadian Power International Corp. Ltd. (Class H Stock)	36,000	10,381
Huatai Securities Co. Ltd. (Class H Stock), 144A	25,400	40,666
Industrial & Commercial Bank of China Ltd. (Class H Stock)	142,000	86,231
Innovent Biologics, Inc., 144A*	11,000	82,251

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
JD.com, Inc., ADR*	20,265	$1,219,548
Jiangxi Copper Co. Ltd. (Class H Stock)	44,000	44,499
Jiumaojiu International Holdings Ltd., 144A*	8,000	13,811
Kaisa Group Holdings Ltd.*	29,000	11,047
Kunlun Energy Co. Ltd.	140,000	91,523
KWG Group Holdings Ltd.*	24,000	40,418
Lenovo Group Ltd.	552,000	307,327
Li Ning Co. Ltd.	85,500	275,041
Logan Property Holdings Co. Ltd.	31,000	55,359
Meituan Dianping (Class B Stock)*	41,300	921,530
Metallurgical Corp. of China Ltd. (Class H Stock)	179,000	28,636
MMG Ltd.*	28,000	5,810
NetEase, Inc., ADR	1,115	478,759
New Oriental Education & Technology Group, Inc., ADR*	3,792	493,832
Nexteer Automotive Group Ltd.	1,000	693
NIO, Inc., ADR*(a)	20,931	161,587
PetroChina Co. Ltd. (Class H Stock)	1,520,000	504,326
PICC Property & Casualty Co. Ltd. (Class H Stock)	63,000	52,199
Pinduoduo, Inc., ADR*	5,435	466,540
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	44,500	446,741
Poly Property Development Co. Ltd. (Class H Stock)	1,800	18,216
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	112,000	64,182
Prosus NV*	3,540	330,170
Q Technology Group Co. Ltd.	43,000	56,527
Shandong Gold Mining Co. Ltd. (Class H Stock), 144A	16,450	34,822
Shenzhen Investment Ltd.	50,000	15,891
Shimao Group Holdings Ltd.	31,000	131,705
Shui On Land Ltd.	47,000	7,908
Sinopec Engineering Group Co. Ltd. (Class H Stock)	27,000	11,560
Sinopharm Group Co. Ltd. (Class H Stock)	15,600	40,112
Sinotruk Hong Kong Ltd.	18,500	48,086
Sunny Optical Technology Group Co. Ltd.	21,700	348,663
TAL Education Group, ADR*	2,171	148,453
Tencent Holdings Ltd.	75,000	4,836,116
Tianneng Power International Ltd.	12,000	20,486
Towngas China Co. Ltd.*	18,000	8,158
Uni-President China Holdings Ltd.	38,000	38,033
Vipshop Holdings Ltd., ADR*	3,174	63,194
Weichai Power Co. Ltd. (Class H Stock)	25,000	46,693
WuXi AppTec Co. Ltd. (Class H Stock), 144A	4,400	57,729
Wuxi Biologics Cayman, Inc., 144A*	7,000	128,742
Xiaomi Corp. (Class B Stock), 144A*	95,800	159,466
Yuexiu Property Co. Ltd.	78,000	13,979
Yuzhou Properties Co. Ltd.	26,000	11,287
Zai Lab Ltd., ADR*	463	38,026

COMMON STOCKS (continued)	Shares	Value
China (continued)
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class H Stock)*	54,800	$42,423
ZTO Express Cayman, Inc., ADR	1,554	57,047

		21,673,046

Czech Republic — 0.0%
CEZ A/S	5,053	108,073

Denmark — 0.1%
Chr Hansen Holding A/S	3,862	398,873
DSV Panalpina A/S	84	10,300
Genmab A/S*	578	194,312
H. Lundbeck A/S	1,397	52,738
Novo Nordisk A/S (Class B Stock)	17,129	1,116,614
Orsted A/S, 144A	9	1,045

		1,773,882

Finland — 0.1%
Elisa OYJ	548	33,335
Kesko OYJ (Class B Stock)	4,581	78,509
Kone OYJ (Class B Stock)	2,909	200,269
Konecranes OYJ	1,652	37,610
Metso OYJ	872	28,685
Neste OYJ	824	32,356
Nokia OYJ*	90,161	396,575
Nordea Bank Abp*	16,620	115,441
UPM-Kymmene OYJ	6,757	196,087
Valmet OYJ	1,228	32,242
Wartsila OYJ Abp	44,730	370,557

		1,521,666

France — 0.7%
Airbus SE*	1,964	140,704
Alstom SA	2,480	115,699
Alten SA*	169	14,632
Amundi SA, 144A*	132	10,383
AXA SA*	31,658	667,945
Bouygues SA*	1,998	68,876
Carrefour SA	16,426	254,519
Christian Dior SE	1,454	619,362
Cie de Saint-Gobain*	3,881	140,826
CNP Assurances*	14,079	163,930
Danone SA*	6,678	463,334
Dassault Systemes SE	4,025	697,397
Engie SA*	44,015	546,397
EssilorLuxottica SA*	2,829	364,451
Eutelsat Communications SA	9,010	83,438
Gecina SA, REIT	252	31,221
Hermes International	483	405,862
Kering SA	614	335,592
Legrand SA	189	14,451
L’Oreal SA*	6,591	2,119,700
LVMH Moet Hennessy Louis Vuitton SE	2,884	1,282,496
Natixis SA*	2,661	7,035
Orange SA	31,733	380,275
Pernod Ricard SA	4,919	776,417
Peugeot SA*	5,215	85,584
Renault SA*	8,179	208,866

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
France (continued)
Rexel SA	47,991	$550,909
Safran SA*	623	62,778
Sanofi	10,027	1,027,848
Sartorius Stedim Biotech	234	59,514
Schneider Electric SE	5,056	565,868
SCOR SE*	6,050	166,642
Societe Generale SA*	53,211	896,263
Sodexo SA	4,372	298,058
Sopra Steria Group	121	15,046
Teleperformance*	886	225,931
Television Francaise 1*	9	49
TOTAL SA	6,096	235,578
Ubisoft Entertainment SA*	3,418	282,580
Unibail-Rodamco-Westfield, REIT	4,071	231,686
Worldline SA, 144A*	1,480	129,716

		14,747,858

Germany — 0.5%
adidas AG*	2,367	625,458
Aroundtown SA*	1,630	9,393
Bayer AG	4,042	301,046
Beiersdorf AG	4,342	494,363
Carl Zeiss Meditec AG*	1,634	160,278
Delivery Hero SE, 144A*	2,702	280,220
Deutsche Boerse AG	10,064	1,828,740
E.ON SE	20,172	228,111
Freenet AG	1,589	25,670
GRENKE AG	373	28,861
Hella GmbH & Co. KGaA	920	37,804
HelloFresh SE*	1,099	58,918
HOCHTIEF AG	3,433	307,122
Jenoptik AG	2	47
LEG Immobilien AG*	140	17,853
Merck KGaA	11,558	1,353,924
Nemetschek SE	1,397	96,946
ProSiebenSat.1 Media SE*	3,280	39,229
Rational AG	207	116,559
SAP SE	9,480	1,332,311
Siemens AG	14,584	1,730,500
Symrise AG	1,959	228,251
Telefonica Deutschland Holding AG	20,415	60,607
Uniper SE	1,767	57,150
Vonovia SE	609	37,480

		9,456,841

Hong Kong — 0.2%
AIA Group Ltd.	104,600	977,806
CLP Holdings Ltd.	84,500	827,463
Henderson Land Development Co. Ltd.	21,000	79,963
HKT Trust & HKT Ltd.	33,000	48,473
Hong Kong & China Gas Co. Ltd.	116,550	180,288
Hong Kong Exchanges & Clearing Ltd.	5,600	239,562
Hongkong Land Holdings Ltd.	29,600	122,948
Hysan Development Co. Ltd.	5,000	16,083
Kerry Properties Ltd.	6,500	16,846
Link REIT	63,500	519,623
MTR Corp. Ltd.	17,000	88,221
NWS Holdings Ltd.	21,000	18,196
Sun Hung Kai Properties Ltd.	5,500	70,372

COMMON STOCKS (continued)	Shares	Value
Hong Kong (continued)
Swire Pacific Ltd. (Class A Stock)	61,000	$322,950
Swire Properties Ltd.	51,000	130,081
Techtronic Industries Co. Ltd.	29,000	286,096

		3,944,971

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC*	16,386	97,220
OTP Bank Nyrt*	7,311	257,056

		354,276

India — 0.2%
Asian Paints Ltd.	9,342	208,689
Axis Bank Ltd.	2,746	14,718
Balrampur Chini Mills Ltd.	4,709	8,359
Bharti Airtel Ltd.*	11,401	84,678
Biocon Ltd.	2,554	13,215
Birlasoft Ltd.	4,598	5,424
Dr. Reddy’s Laboratories Ltd.	1,202	62,785
Glenmark Pharmaceuticals Ltd.	2,074	12,322
HCL Technologies Ltd.	45,589	336,869
HDFC Bank Ltd.	37,018	520,315
HDFC Life Insurance Co. Ltd., 144A*	12,344	89,588
Hexaware Technologies Ltd.	1,945	8,600
Hindalco Industries Ltd.	179,001	345,648
Hindustan Unilever Ltd.	1,698	48,886
Housing Development Finance Corp. Ltd.	25,143	583,783
ICICI Bank Ltd.	30,919	145,107
Infosys Ltd.	52,275	512,326
ITC Ltd.*	14,699	37,889
Jubilant Life Sciences Ltd.	1,317	11,481
Just Dial Ltd.*	8,846	46,631
KEC International Ltd.	2,182	7,814
Kotak Mahindra Bank Ltd.	7,629	137,221
KPIT Technologies Ltd.	4,598	3,807
LIC Housing Finance Ltd.	1,523	5,308
Mphasis Ltd.	644	7,484
National Aluminium Co. Ltd.	11,815	4,975
Nestle India Ltd.	156	35,492
Polycab India Ltd.	710	7,442
Reliance Industries Ltd.	13,398	303,266
SBI Life Insurance Co. Ltd., 144A*	2	21
Tata Consultancy Services Ltd.	7,530	206,939
Tech Mahindra Ltd.	6,673	47,965
Vedanta Ltd.	31,742	44,741
Wipro Ltd.	24,046	70,054

		3,979,842

Indonesia — 0.0%
Astra International Tbk PT	524,900	176,914
Bank Central Asia Tbk PT	168,300	336,054
Bank Mandiri Persero Tbk PT	558,500	194,159
Bank Negara Indonesia Persero Tbk PT	295,800	94,913
Bank Rakyat Indonesia Persero Tbk PT	55,500	11,868

		813,908

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Ireland — 0.0%
Flutter Entertainment PLC	3,172	$417,279
Kingspan Group PLC	2,059	133,315
Smurfit Kappa Group PLC	749	25,224

		575,818

Israel — 0.0%
Bank Hapoalim BM	18,525	110,569
First International Bank of Israel Ltd.	1,127	23,851
Isracard Ltd.	155	354
Nice Ltd.*	273	50,954
Strauss Group Ltd.	409	11,340
Teva Pharmaceutical Industries Ltd., ADR*	4,057	50,023

		247,091

Italy — 0.1%
Amplifon SpA*	4,971	132,832
Anima Holding SpA, 144A	2,910	12,591
Assicurazioni Generali SpA	64,736	982,945
Azimut Holding SpA	1,550	26,646
Banca Mediolanum SpA	1,625	11,750
Enel SpA	2,844	24,633
Ferrari NV	2,788	477,755
Infrastrutture Wireless Italiane SpA, 144A	1,385	13,941
Interpump Group SpA	1,395	41,574
Iren SpA	1,982	4,929
Italgas SpA	29,823	173,701
Mediobanca Banca di Credito Finanziario SpA	27,556	199,257
Terna Rete Elettrica Nazionale SpA	31,976	220,574

		2,323,128

Japan — 1.4%
AEON Financial Service Co. Ltd.	1,300	14,267
Alps Alpine Co. Ltd.	10,800	138,652
Amada Co. Ltd.	12,500	102,190
Anritsu Corp.	6,300	149,567
Asahi Group Holdings Ltd.	6,200	217,617
Asahi Intecc Co. Ltd.	2,700	76,510
Asahi Kasei Corp.	21,000	172,379
Astellas Pharma, Inc.	25,000	417,173
Benesse Holdings, Inc.	500	13,402
Bridgestone Corp.	4,600	147,876
Canon, Inc.	32,900	652,406
Central Japan Railway Co.	3,100	479,563
Chugai Pharmaceutical Co. Ltd.	9,600	513,856
Citizen Watch Co. Ltd.	46,900	152,183
COMSYS Holdings Corp.	500	14,785
CyberAgent, Inc.	200	9,811
Dai Nippon Printing Co. Ltd.	1,500	34,376
Daicel Corp.	11,000	85,009
Dai-ichi Life Holdings, Inc.	40,100	477,400
Daiichi Sankyo Co. Ltd.	3,400	277,425
Daiichikosho Co. Ltd.	400	11,978
Daikin Industries Ltd.	1,000	160,990
Daito Trust Construction Co. Ltd.	1,300	119,433
Daiwa House Industry Co. Ltd.	5,900	139,093

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Denso Corp.	9,300	$362,742
Dentsu Group, Inc.	3,400	80,634
DIC Corp.	10,100	254,303
Dip Corp.	500	10,121
Disco Corp.	100	24,227
East Japan Railway Co.	12,200	845,064
Eisai Co. Ltd.	1,600	126,823
Electric Power Development Co. Ltd.	17,000	322,506
ENEOS Holdings, Inc.	215,600	767,996
FamilyMart Co. Ltd.	10,400	178,539
FANUC Corp.	2,100	378,314
Fast Retailing Co. Ltd.	100	57,284
Fuji Media Holdings, Inc.	3,400	32,740
Fuji Seal International, Inc.	400	7,776
FUJIFILM Holdings Corp.	7,100	303,643
Fujikura Ltd.	3,200	9,214
Glory Ltd.	200	4,548
GS Yuasa Corp.	1,800	31,844
Hitachi Transport System Ltd.	700	18,700
Honda Motor Co. Ltd.	400	10,220
Horiba Ltd.	200	10,554
Inpex Corp.	11,300	70,433
Isuzu Motors Ltd.	8,400	75,899
Izumi Co. Ltd.	3,800	120,231
J Front Retailing Co. Ltd.	1,200	7,998
Japan Exchange Group, Inc.	3,500	80,726
Japan Post Holdings Co. Ltd.	30,900	220,163
Japan Tobacco, Inc.	11,900	220,781
JFE Holdings, Inc.	4,900	35,222
JTEKT Corp.	8,100	62,942
Kajima Corp.	29,700	350,282
Kakaku.com, Inc.	7,000	177,162
Kaneka Corp.	7,400	192,241
Kao Corp.	14,300	1,132,724
KDDI Corp.	37,400	1,121,440
Kewpie Corp.	600	11,322
Keyence Corp.	3,500	1,463,429
Konami Holdings Corp.	2,100	69,964
Konica Minolta, Inc.	80,600	283,189
Kyocera Corp.	9,000	489,874
Kyowa Exeo Corp.	500	11,944
Kyushu Electric Power Co., Inc.	7,900	66,250
Lintec Corp.	500	11,887
Marubeni Corp.	20,100	90,934
Maruha Nichiro Corp.	400	8,214
Matsui Securities Co. Ltd.	2,500	19,257
Mitsubishi Chemical Holdings Corp.	41,900	243,805
Mitsubishi Materials Corp.	1,500	31,723
Mitsubishi Motors Corp.	30,100	74,328
Mitsui & Co. Ltd.	1,600	23,653
MonotaRO Co. Ltd.	5,200	208,263
MS&AD Insurance Group Holdings, Inc.	11,800	323,515
Murata Manufacturing Co. Ltd.	10,000	586,311
Nexon Co. Ltd.	2,400	54,206
Nidec Corp.	500	33,428
Nihon Kohden Corp.	400	13,450
Nikon Corp.	11,100	93,042
Nintendo Co. Ltd.	1,500	670,421

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Nippon Electric Glass Co. Ltd.	10,600	$165,748
Nippon Paper Industries Co. Ltd.	800	11,188
Nippon Shinyaku Co. Ltd.	500	40,863
Nippon Shokubai Co. Ltd.	2,700	141,200
Nippon Telegraph & Telephone Corp.	9,100	212,078
Nippon Television Holdings, Inc.	2,700	29,187
Nitori Holdings Co. Ltd.	4,200	823,064
Nitto Denko Corp.	4,300	243,658
NTT DOCOMO, Inc.	16,500	439,136
Obic Co. Ltd.	600	105,014
Omron Corp.	1,100	73,652
Oracle Corp.	300	35,608
Otsuka Holdings Co. Ltd.	6,800	296,380
PeptiDream, Inc.*	1,000	45,833
Pola Orbis Holdings, Inc.	24,700	429,581
Recruit Holdings Co. Ltd.	8,400	289,502
Resona Holdings, Inc.	10,300	35,184
Rohm Co. Ltd.	800	53,395
Ryohin Keikaku Co. Ltd.	9,900	141,089
Sankyo Co. Ltd.	400	9,667
Santen Pharmaceutical Co. Ltd.	1,000	18,389
Seiko Epson Corp.	14,100	161,566
Sekisui House Ltd.	7,800	148,447
Seven & i Holdings Co. Ltd.	8,600	280,747
SG Holdings Co. Ltd.	2,300	75,072
Shin-Etsu Chemical Co. Ltd.	900	105,335
Shionogi & Co. Ltd.	3,200	200,333
Softbank Corp.	36,500	465,070
SoftBank Group Corp.	12,600	637,185
Sony Corp.	13,900	956,405
Sumitomo Chemical Co. Ltd.	83,700	251,842
Sumitomo Heavy Industries Ltd.	1,900	41,587
Sumitomo Mitsui Financial Group, Inc.	27,100	762,212
Sumitomo Mitsui Trust Holdings, Inc.	1,300	36,470
Sumitomo Rubber Industries Ltd.	10,100	99,561
Suntory Beverage & Food Ltd.	6,500	253,533
Sysmex Corp.	4,400	336,113
T&D Holdings, Inc.	34,500	294,530
Taisho Pharmaceutical Holdings Co. Ltd.	400	24,585
Takeda Pharmaceutical Co. Ltd.	21,300	763,867
Teijin Ltd.	11,900	189,128
Tokio Marine Holdings, Inc.	2,100	91,446
Tokyo Electron Ltd.	2,600	641,741
Toray Industries, Inc.	9,100	42,853
TOTO Ltd.	300	11,527
Toyo Seikan Group Holdings Ltd.	1,100	12,424
Toyota Boshoku Corp.	1,500	20,169
Toyota Motor Corp.	1,800	112,866
Trend Micro, Inc.	3,200	179,940
Ube Industries Ltd.	26,400	453,735
Ulvac, Inc.	400	11,544
Unicharm Corp.	6,400	262,890
West Japan Railway Co.	2,400	134,393
Yakult Honsha Co. Ltd.	300	17,649
Yamaguchi Financial Group, Inc.	7,600	46,667
Yamaha Corp.	600	28,257
Yamaha Motor Co. Ltd.	21,300	334,048
Yaskawa Electric Corp.	1,000	34,841

COMMON STOCKS (continued)	Shares	Value
Japan (continued)
Yokogawa Electric Corp.	6,700	$104,672
Z Holdings Corp.	53,900	263,178
Zenkoku Hosho Co. Ltd.	1,500	56,417
Zeon Corp.	2,200	20,240

		29,770,887

Jordan — 0.0%
Hikma Pharmaceuticals PLC	2,215	61,038

Luxembourg — 0.0%
APERAM SA	540	15,191
ArcelorMittal SA*	24,312	260,830
Reinet Investments SCA	887	15,561
RTL Group SA	343	11,046
Tenaris SA	7,847	51,131

		353,759

Macau — 0.0%
Sands China Ltd.	11,600	45,781

Malaysia — 0.1%
CIMB Group Holdings Bhd	27,200	22,730
Fraser & Neave Holdings Bhd	2,300	17,476
Genting Bhd	28,100	27,218
Hartalega Holdings Bhd	84,500	257,580
Kossan Rubber Industries	5,300	10,610
Malayan Banking Bhd	15,100	26,597
MISC Bhd	5,100	9,166
Petronas Chemicals Group Bhd	7,100	10,350
Petronas Dagangan Bhd	6,100	29,408
Public Bank Bhd	38,900	149,952
QL Resources Bhd	9,900	22,230
Supermax Corp. Bhd*	38,700	73,174
Tenaga Nasional Bhd	38,200	104,072
Top Glove Corp. Bhd	33,200	125,550

		886,113

Mexico — 0.1%
Alfa SAB de CV (Class A Stock)	33,354	18,734
America Movil SAB de CV (Class L Stock)	590,153	379,236
Coca-Cola Femsa SAB de CV, UTS	4,600	20,077
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	2,673	19,296
Grupo Bimbo SAB de CV (Class A Stock)	20,187	33,867
Grupo Financiero Banorte SAB de CV (Class O Stock)*	22,920	79,307
Grupo Mexico SAB de CV (Class B Stock)	62,677	145,618
Grupo Televisa SAB, UTS*	8,000	8,399
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	53,715	83,735
Megacable Holdings SAB de CV, UTS	4,800	14,084
Orbia Advance Corp. SAB de CV	9,689	14,320
Wal-Mart de Mexico SAB de CV	13,728	32,832

		849,505

Netherlands — 0.3%
ABN AMRO Bank NV, 144A, CVA	42,983	374,050

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Netherlands (continued)
Adyen NV, 144A*	26	$38,019
Akzo Nobel NV	8,350	753,810
ASML Holding NV	1,425	526,530
ASR Nederland NV	483	14,949
BE Semiconductor Industries NV	2,367	106,140
Euronext NV, 144A	1,953	197,557
EXOR NV	859	49,523
ING Groep NV	7,665	53,626
JDE Peet’s BV*	467	19,113
Just Eat Takeaway.com NV, 144A*	4,338	453,070
Koninklijke DSM NV	3,873	539,234
Koninklijke KPN NV	68,019	180,855
Koninklijke Philips NV*	39,044	1,831,533
Koninklijke Vopak NV	962	51,009
NXP Semiconductors NV	440	50,177
Royal Dutch Shell PLC (Class A Stock)	34,553	554,392
Royal Dutch Shell PLC (Class B Stock)	23,677	361,586
Signify NV, 144A*	1,491	38,785
Wolters Kluwer NV	11,429	896,764

		7,090,722

New Zealand — 0.0%
a2 Milk Co. Ltd.*	7,027	90,661
Fisher & Paykel Healthcare Corp. Ltd.	8,329	190,776

		281,437

Norway — 0.1%
Aker BP ASA	1,302	23,943
Gjensidige Forsikring ASA*	5,792	106,933
Norsk Hydro ASA*	9,598	26,754
Orkla ASA	12,147	106,723
Schibsted ASA (Class A Stock)*	4,081	106,657
Schibsted ASA (Class B Stock)*	1,581	37,120
Telenor ASA	55,377	807,715

		1,215,845

Philippines — 0.0%
Ayala Corp.	3,010	47,334
Ayala Land, Inc.	111,300	75,900
JG Summit Holdings, Inc.	16,720	21,825
Metropolitan Bank & Trust Co.	13,079	9,781
San Miguel Corp.	3,390	6,825
SM Prime Holdings, Inc.	37,200	23,933
Universal Robina Corp.	6,730	17,653

		203,251

Poland — 0.0%
Bank Polska Kasa Opieki SA	10,630	145,493
Grupa Lotos SA	5,200	79,236
KGHM Polska Miedz SA*	5,653	130,711
Polski Koncern Naftowy ORLEN SA	12,393	196,706
Polskie Gornictwo Naftowe i Gazownictwo SA	64,460	74,559
Powszechna Kasa Oszczednosci Bank Polski SA	6,063	35,220
Santander Bank Polska SA*	673	29,965

		691,890

COMMON STOCKS (continued)	Shares	Value
Portugal — 0.0%
Galp Energia SGPS SA	15,358	$178,887

Russia — 0.1%
Gazprom PJSC	63,082	172,864
Inter RAO UES PJSC	324,012	22,502
LUKOIL PJSC	3,687	271,828
Magnit PJSC, GDR	1,998	26,072
Magnitogorsk Iron & Steel Works PJSC	12,600	6,662
MMC Norilsk Nickel PJSC	562	148,042
Mobile TeleSystems PJSC, ADR	1,208	11,101
Novolipetsk Steel PJSC	12,610	24,947
PhosAgro PJSC, GDR	1,268	15,760
Severstal PJSC	1,880	22,926
Surgutneftegas PJSC	63,359	34,170
Tatneft PJSC	12,558	101,231

		858,105

Saudi Arabia — 0.0%
Riyad Bank	15	67

Singapore — 0.0%
Ascendas Real Estate Investment Trust	11,900	27,370
Ascott Residence Trust, UTS	23,400	16,899
CapitaLand Ltd.*	10,000	21,033
DBS Group Holdings Ltd.	5,300	79,466
Oversea-Chinese Banking Corp. Ltd.	29,300	190,311
Singapore Telecommunications Ltd.	217,200	385,481
United Overseas Bank Ltd.	7,400	107,746

		828,306

South Africa — 0.1%
Absa Group Ltd.	4,599	22,794
Anglo American Platinum Ltd.	7,536	546,297
Anglo American PLC	12,130	282,020
Barloworld Ltd.	1,017	4,061
Bidvest Group Ltd. (The)	4,665	38,225
FirstRand Ltd.	80,128	176,910
Gold Fields Ltd.	10,730	100,260
Impala Platinum Holdings Ltd.	11,722	78,815
Investec Ltd.	5,508	11,020
Kumba Iron Ore Ltd.	1,573	42,363
Liberty Holdings Ltd.	3,862	14,779
Momentum Metropolitan Holdings	19,350	19,529
MultiChoice Group*	3,150	19,281
Naspers Ltd. (Class N Stock)	2,833	519,132
Nedbank Group Ltd.	337	1,983
Netcare Ltd.	11,742	9,226
Northam Platinum Ltd.*	8,036	54,292
RMB Holdings Ltd.	14,253	1,353
Standard Bank Group Ltd.	32,067	191,464

		2,133,804

South Korea — 0.3%
Celltrion, Inc.*	1,517	387,429
Doosan Bobcat, Inc.	866	19,082
GS Holdings Corp.	227	6,875
Hanwha Aerospace Co. Ltd.*	609	12,559
Hanwha Solutions Corp.	2,415	39,176
Helixmith Co. Ltd.*	212	10,867

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
South Korea (continued)
HLB, Inc.*	2,546	$196,507
Hyundai Engineering & Construction Co. Ltd.	1,645	45,511
Hyundai Mobis Co. Ltd.	1,793	287,272
Hyundai Motor Co.	4,130	339,243
Hyundai Steel Co.	88	1,517
KB Financial Group, Inc.	2,744	78,149
Kia Motors Corp.	6,534	175,938
Korea Electric Power Corp.*	751	12,241
Korea Zinc Co. Ltd.	630	176,413
LG Electronics, Inc.	5,401	285,946
LG Innotek Co. Ltd.	151	22,237
Mando Corp.	478	8,970
NAVER Corp.	1,241	277,697
NH Investment & Securities Co. Ltd.	4,247	29,402
POSCO	6,470	945,655
Samsung Electronics Co. Ltd.	38,916	1,726,369
Samsung SDS Co. Ltd.	334	46,961
Shinhan Financial Group Co. Ltd.	11,411	275,127
SK Holdings Co. Ltd.	385	93,964
SK Innovation Co. Ltd.	1,943	215,040

		5,716,147

Spain — 0.1%
Acerinox SA*	5,969	48,482
Banco Bilbao Vizcaya Argentaria SA	95,316	329,554
Banco Santander SA*	134,981	331,046
EDP Renovaveis SA	1,803	25,029
Grifols SA	10,188	310,376
Industria de Diseno Textil SA	20,760	552,263
Inmobiliaria Colonial Socimi SA, REIT*	1,533	13,557
Naturgy Energy Group SA	12,535	233,310
Repsol SA	14,099	124,783
Zardoya Otis SA	1,579	10,825

		1,979,225

Sweden — 0.2%
Alfa Laval AB*	523	11,581
Assa Abloy AB (Class B Stock)	42,402	869,526
Atlas Copco AB (Class B Stock)	2,132	78,862
Axfood AB	2,003	43,810
Boliden AB	2,200	50,432
Castellum AB	8,493	159,614
Dometic Group AB, 144A*	3,526	31,923
Elekta AB (Class B Stock)	29,238	273,687
EQT AB	1,070	19,329
Evolution Gaming Group AB, 144A	1,307	78,852
Fabege AB	59,403	696,308
Hexagon AB (Class B Stock)*	684	40,241
Hufvudstaden AB (Class A Stock)	20,331	253,614
Kinnevik AB (Class B Stock)	12,364	327,586
L E Lundbergforetagen AB (Class B Stock)*	7,573	345,595
Lifco AB (Class B Stock)	165	10,526
Lundin Energy AB	2,098	51,459
Saab AB (Class B Stock)*	3,045	76,718
Skanska AB (Class B Stock)*	6,658	136,060
Svenska Cellulosa AB SCA (Class B Stock)*	938	11,191

COMMON STOCKS (continued)	Shares	Value
Sweden (continued)
Swedbank AB (Class A Stock)*	12,104	$155,416
Swedish Match AB	4,233	298,718
Telefonaktiebolaget LM Ericsson (Class B Stock)	417	3,867
Telia Co. AB	67,009	251,399

		4,276,314

Switzerland — 0.7%
Alcon, Inc.*	4,866	281,728
Baloise Holding AG	462	69,580
Barry Callebaut AG	142	271,759
Belimo Holding AG	2	14,752
Chocoladefabriken Lindt & Spruengli AG	7	57,792
Clariant AG*	986	19,452
Coca-Cola HBC AG	3,594	90,587
Credit Suisse Group AG	12,840	134,419
Geberit AG	1,494	751,110
Givaudan SA	435	1,627,903
Logitech International SA	1,782	116,510
Nestle SA	40,036	4,440,109
Novartis AG	19,337	1,692,752
Roche Holding AG	8,590	2,992,074
Sika AG	6,460	1,250,489
Sunrise Communications Group AG, 144A*	3,536	314,841
Swiss Re AG	1,554	120,763
Swisscom AG	302	158,645
Tecan Group AG	34	12,086
Vifor Pharma AG	506	76,560

		14,493,911

Taiwan — 0.3%
Accton Technology Corp.	6,000	46,537
Alchip Technologies Ltd.	2,000	34,110
ASPEED Technology, Inc.	1,000	42,341
Brave C&H Supply Co. Ltd.	1,000	8,609
Cathay Financial Holding Co. Ltd.	127,357	180,705
Chailease Holding Co. Ltd.	19,853	84,138
CTBC Financial Holding Co. Ltd.	614,680	424,375
eMemory Technology, Inc.	1,000	16,748
Fubon Financial Holding Co. Ltd.	79,000	117,769
Largan Precision Co. Ltd.	3,000	416,115
MediaTek, Inc.	32,000	631,210
Parade Technologies Ltd.	1,000	33,501
Pixart Imaging, Inc.	9,000	52,000
Quanta Computer, Inc.	53,000	127,735
Realtek Semiconductor Corp.	42,000	429,150
Sercomm Corp.	6,000	15,951
Simplo Technology Co. Ltd.	3,400	36,894
Sitronix Technology Corp.	2,000	10,532
TaiDoc Technology Corp.	1,000	9,344
Taiwan Semiconductor Manufacturing Co. Ltd.	288,000	3,067,274
TPK Holding Co. Ltd.*	1,000	1,587
Tripod Technology Corp.	2,000	8,914
TXC Corp.	10,000	21,747
Uni-President Enterprises Corp.	274,000	661,412
Universal Vision Biotechnology Co. Ltd.	3,000	17,784

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Taiwan (continued)
WPG Holdings Ltd.	28,120	$37,397
Yuanta Financial Holding Co. Ltd.	433,000	255,629

		6,789,508

Thailand — 0.0%
B Grimm Power PCL	7,200	12,540
B Grimm Power PCL, NVDR	7,200	12,444
Bangkok Commercial Asset Management PCL, NVDR	40,400	31,604
Berli Jucker PCL, NVDR	250,000	320,175
Gulf Energy Development PCL	24,500	30,212
Home Product Center PCL, NVDR	19,200	9,632
Kasikornbank PCL, NVDR	2,000	6,015
PTT PCL, NVDR	63,600	77,905
Sino-Thai Engineering & Construction PCL, NVDR	22,100	10,898
Sri Trang Agro-Industry PCL, NVDR*	24,700	21,842
Star Petroleum Refining PCL, NVDR	31,900	6,902

		540,169

Turkey — 0.0%
Akbank T.A.S.*	53,821	48,114
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S*	6,098	12,243
KOC Holding A/S	1,383	3,648
Koza Altin Isletmeleri A/S*	1,338	16,389
Migros Ticaret A/S*	4,310	24,332
Tofas Turk Otomobil Fabrikasi A/S	2,043	7,942
Turk Telekomunikasyon A/S*	9,655	11,472
Turkiye Garanti Bankasi A/S*	38,757	48,092
Turkiye Is Bankasi A/S (Class C Stock)*	103,929	84,950

		257,182

United Arab Emirates — 0.0%
NMC Health PLC^*	411	—

United Kingdom — 0.8%
Arrow Global Group PLC	3,070	3,395
Ashmore Group PLC	2,910	15,127
Associated British Foods PLC	2	47
AstraZeneca PLC	14,726	1,545,334
Auto Trader Group PLC, 144A	59,164	387,500
AVEVA Group PLC	2,211	112,598
B&M European Value Retail SA	5,265	25,992
BAE Systems PLC	69,698	418,966
Barratt Developments PLC	39,488	244,387
Bellway PLC	2,032	64,390
Berkeley Group Holdings PLC	4,083	211,236
boohoo Group PLC*	4,962	25,442
BP PLC	64,757	248,472
British American Tobacco PLC	28,450	1,097,926
BT Group PLC	229,157	326,148
Centrica PLC	140,389	67,100
Cineworld Group PLC	34,954	26,613
Coca-Cola European Partners PLC	4,924	185,930
Compass Group PLC	23,973	332,020
Croda International PLC	6,101	398,384
Derwent London PLC, REIT	603	20,750

COMMON STOCKS (continued)	Shares	Value

United Kingdom (continued)
Diageo PLC	46,878	$1,559,782
Dialog Semiconductor PLC*	1,539	70,894
Experian PLC	47,135	1,660,398
GlaxoSmithKline PLC	44,958	914,872
Great Portland Estates PLC, REIT	1,311	10,272
Greggs PLC	567	11,404
GVC Holdings PLC	6,537	60,209
Hiscox Ltd.	3,055	30,052
HomeServe PLC	23,625	383,842
Howden Joinery Group PLC	34,523	237,518
HSBC Holdings PLC	147,243	690,454
IG Group Holdings PLC	41,692	421,788
Informa PLC	113,072	662,228
JD Sports Fashion PLC	3,897	30,175
John Wood Group PLC	17,367	42,215
Jupiter Fund Management PLC	5,284	16,844
Land Securities Group PLC, REIT	3,146	21,582
Liberty Global PLC (Class C Stock)*	3,354	72,144
Linde PLC	2,578	546,820
Lloyds Banking Group PLC	876,067	339,380
Man Group PLC	24,651	39,938
Marks & Spencer Group PLC	43,127	53,255
Meggitt PLC	22,162	81,099
Micro Focus International PLC	21,915	117,316
Moneysupermarket.com Group PLC	67,199	270,888
Ocado Group PLC*	4,095	103,270
Reckitt Benckiser Group PLC	518	47,680
Redrow PLC	157	843
RELX PLC	1,022	23,802
Rightmove PLC	9,943	67,601
Rolls-Royce Holdings PLC*	12,178	43,018
RSA Insurance Group PLC	9,919	50,575
Sage Group PLC (The)	4,520	37,714
Schroders PLC	1,322	48,451
Smith & Nephew PLC	2,073	38,882
Smiths Group PLC	17,294	303,800
SSE PLC	4,324	73,081
Standard Chartered PLC	16,923	93,261
Tate & Lyle PLC	2,499	20,707
Taylor Wimpey PLC	42,445	75,489
TechnipFMC PLC	19,171	131,130
Tesco PLC	55,577	157,303
Unilever NV	18,233	973,001
Unilever PLC	11,331	611,423
Virgin Money UK PLC*	1,359	1,566
Vodafone Group PLC	126,291	201,511
Wm Morrison Supermarkets PLC	114,307	271,104
WPP PLC	2,840	22,279

		17,500,617

United States — 10.5%
3M Co.	2,115	329,919
Abbott Laboratories	18,426	1,684,689
AbbVie, Inc.	23,093	2,267,271
Accenture PLC (Class A Stock)	1,842	395,514
Activision Blizzard, Inc.	4,637	351,948
Adobe, Inc.*	4,909	2,136,937
Advanced Drainage Systems, Inc.	2,044	100,974
Advanced Micro Devices, Inc.*	5,220	274,624

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Aflac, Inc.	17,282	$622,671
AGCO Corp.	2,528	140,203
Agilent Technologies, Inc.	3,045	269,087
Air Products & Chemicals, Inc.	1,462	353,015
Alcoa Corp.*	9,116	102,464
Alexandria Real Estate Equities, Inc., REIT	734	119,091
Alexion Pharmaceuticals, Inc.*	326	36,590
Alleghany Corp.	164	80,219
Allegion PLC(a)	7,682	785,254
Alliance Data Systems Corp.	687	30,997
Alliant Energy Corp.	9,821	469,837
Allstate Corp. (The)	1,427	138,405
Ally Financial, Inc.	17,761	352,201
Alphabet, Inc. (Class A Stock)*	3,061	4,340,651
Alphabet, Inc. (Class C Stock)*	2,453	3,467,585
Altice USA, Inc. (Class A Stock)*	5,988	134,970
Altria Group, Inc.	7,904	310,232
Amazon.com, Inc.*	3,840	10,593,869
AMERCO	350	105,766
Ameren Corp.(a)	5,604	394,297
American Express Co.	6,915	658,308
American International Group, Inc.	3,136	97,780
American Tower Corp., REIT	4,321	1,117,151
American Water Works Co., Inc.	5,693	732,461
Ameriprise Financial, Inc.	2,972	445,919
AmerisourceBergen Corp.	1,114	112,258
Amgen, Inc.	7,460	1,759,516
Analog Devices, Inc.	3,748	459,655
Anthem, Inc.	2,515	661,395
Apache Corp.	1	14
Apartment Investment & Management Co. (Class A Stock), REIT	1	38
Apple, Inc.	33,994	12,401,011
Applied Materials, Inc.	21,225	1,283,051
Aptiv PLC	2,103	163,866
AT&T, Inc.	51,396	1,553,701
Atlassian Corp. PLC (Class A Stock)*	1,199	216,144
Automatic Data Processing, Inc.	9,886	1,471,927
AvalonBay Communities, Inc., REIT	2,034	314,538
Avangrid, Inc.	1,215	51,006
Avnet, Inc.	9,198	256,486
AZEK Co., Inc. (The)*	154	4,906
Baker Hughes Co.	10,457	160,933
Ball Corp.	3,508	243,771
Bank of America Corp.	51,665	1,227,044
Bank of New York Mellon Corp. (The)	9,070	350,555
Bausch Health Cos., Inc. (NYSE)*	2,968	54,305
Bausch Health Cos., Inc. (XTSE)*	21,352	390,528
Baxter International, Inc.	2,945	253,564
Becton, Dickinson & Co.	289	69,149
Berkshire Hathaway, Inc. (Class B Stock)*	13,894	2,480,218
Best Buy Co., Inc.	3,201	279,351
Biogen, Inc.*	1,699	454,567
Boeing Co. (The)	2,463	451,468
Boston Properties, Inc., REIT	6,686	604,281
Boston Scientific Corp.*	4,042	141,915
Boyd Gaming Corp.	5,024	105,002

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Bright Horizons Family Solutions, Inc.*	1,031	$120,833
Bristol-Myers Squibb Co.	15,216	894,701
Broadcom, Inc.	1,746	551,055
Brown & Brown, Inc.	11,800	480,968
Brown-Forman Corp. (Class B Stock)(a)	6,412	408,188
C.H. Robinson Worldwide, Inc.	460	36,368
Cable One, Inc.	72	127,789
Cadence Design Systems, Inc.*	2,772	266,001
Camden Property Trust, REIT	2,919	266,271
Campbell Soup Co.	3,009	149,337
Cardinal Health, Inc.	5,076	264,916
Cargurus, Inc.*	3	76
Carlisle Cos., Inc.	2,315	277,036
Caterpillar, Inc.	1,217	153,950
Cboe Global Markets, Inc.	2,429	226,577
Centene Corp.*	1,228	78,039
ChampionX Corp.*	7,193	70,204
Charles Schwab Corp. (The)	18,746	632,490
Cheniere Energy, Inc.*	2,631	127,130
Chevron Corp.	10,445	932,007
Chipotle Mexican Grill, Inc.*	179	188,372
Church & Dwight Co., Inc.	3,742	289,257
Churchill Downs, Inc.(a)	407	54,192
Ciena Corp.*	2,071	112,165
Cigna Corp.	1,860	349,029
Cincinnati Financial Corp.	10,422	667,321
Cintas Corp.	1,539	409,928
Cirrus Logic, Inc.*	1,099	67,896
Cisco Systems, Inc.	64,006	2,985,240
Citigroup, Inc.	8,722	445,694
Citizens Financial Group, Inc.	26,507	669,037
Citrix Systems, Inc.	2,542	375,987
Clear Channel Outdoor Holdings, Inc.*	103,459	107,597
Clorox Co. (The)(a)	3,859	846,549
Cloudflare, Inc. (Class A Stock)*	6,132	220,445
CME Group, Inc.	4,697	763,450
CMS Energy Corp.	18,884	1,103,203
Coca-Cola Co. (The)	23,571	1,053,152
Cognizant Technology Solutions Corp. (Class A Stock)	4,102	233,076
Colgate-Palmolive Co.	10,264	751,941
Comcast Corp. (Class A Stock)	30,407	1,185,265
Comerica, Inc.	546	20,803
Concho Resources, Inc.	2,278	117,317
ConocoPhillips	7,978	335,236
Consolidated Edison, Inc.	5,433	390,796
Constellium SE*	44,267	339,971
Continental Resources, Inc.	7,322	128,355
Copart, Inc.*	344	28,645
Costco Wholesale Corp.	8,379	2,540,597
Crown Castle International Corp., REIT	1,129	188,938
CSX Corp.	5,530	385,662
Cullen/Frost Bankers, Inc.(a)	2,605	194,620
Curtiss-Wright Corp.	515	45,979
CVS Health Corp.	15,368	998,459
D.R. Horton, Inc.	4,260	236,217
Danaher Corp.	3,796	671,247
Darden Restaurants, Inc.	5,317	402,869

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Deere & Co.	4,888	$768,149
Dell Technologies, Inc. (Class C Stock)*	2,741	150,591
Delta Air Lines, Inc.(a)	6,104	171,217
DENTSPLY SIRONA, Inc.	1,151	50,713
DexCom, Inc.*	76	30,810
Dick’s Sporting Goods, Inc.	1,920	79,219
Discover Financial Services	3,392	169,905
Discovery, Inc. (Class A Stock)*(a)	5,531	116,704
Discovery, Inc. (Class C Stock)*	1	19
DocuSign, Inc.*	2,661	458,251
Domino’s Pizza, Inc.	526	194,325
Domtar Corp.	3,722	78,571
Douglas Emmett, Inc., REIT	3,507	107,525
Duke Energy Corp.(a)	1,870	149,394
Duke Realty Corp., REIT	1,369	48,449
DuPont de Nemours, Inc.	4,501	239,138
DXC Technology Co.	4,517	74,531
E*TRADE Financial Corp.	1,810	90,011
eBay, Inc.	7,194	377,325
Ecolab, Inc.	7,346	1,461,487
Edwards Lifesciences Corp.*	15,931	1,100,991
Elanco Animal Health, Inc.*	8,186	175,590
Electronic Arts, Inc.*	2,033	268,458
Element Solutions, Inc.*	62,875	682,194
Eli Lilly & Co.	7,186	1,179,797
EMCOR Group, Inc.	5,308	351,071
EOG Resources, Inc.	10,774	545,811
Equinix, Inc., REIT	159	111,666
Equity Residential, REIT	16,013	941,885
Etsy, Inc.*	436	46,316
Eversource Energy	2,832	235,821
Exelon Corp.	7,948	288,433
Expeditors International of Washington, Inc.	1,209	91,932
Extended Stay America, Inc., UTS	5,729	64,108
Exxon Mobil Corp.	19,475	870,922
Facebook, Inc. (Class A Stock)*	16,408	3,725,765
FactSet Research Systems, Inc.	972	319,273
Fastenal Co.	5,127	219,641
Federal Realty Investment Trust	1,849	157,553
FedEx Corp.	891	124,936
Ferguson PLC	1,137	93,072
Fidelity National Information Services, Inc.	2,197	294,596
First American Financial Corp.	1,506	72,318
First Horizon National Corp.(a)	9,538	94,998
Fiserv, Inc.*	12,633	1,233,233
FMC Corp.	2,947	293,580
Ford Motor Co.(a)	33,929	206,288
Franklin Resources, Inc.(a)	7,332	153,752
Gaming & Leisure Properties, Inc., REIT	16,302	564,049
Gap, Inc. (The)	2,291	28,912
GATX Corp.(a)	3,256	198,551
Generac Holdings, Inc.*	2,563	312,507
General Dynamics Corp.	3,150	470,799
General Electric Co.	32,602	222,672
General Mills, Inc.(a)	18,786	1,158,157

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Gilead Sciences, Inc.	22,296	$1,715,454
Globe Life, Inc.(a)	2,272	168,651
Globus Medical, Inc. (Class A Stock)*	539	25,716
Goodyear Tire & Rubber Co. (The)	7,332	65,585
Graham Holdings Co. (Class B Stock)	374	128,159
H&R Block, Inc.	12,758	182,184
Halliburton Co.	2	26
Hanover Insurance Group, Inc. (The)	1,833	185,738
Harley-Davidson, Inc.(a)	5,329	126,670
Hartford Financial Services Group, Inc. (The)	892	34,387
HCA Healthcare, Inc.	3,041	295,159
HEICO Corp.	545	54,309
Helen of Troy Ltd.*	379	71,464
Helmerich & Payne, Inc.	1	20
Hershey Co. (The)	7,843	1,016,610
Hess Corp.	394	20,413
Hewlett Packard Enterprise Co.	4,839	47,083
Hilton Worldwide Holdings, Inc.	1,584	116,345
Hologic, Inc.*	4,918	280,326
Home Depot, Inc. (The)	12,928	3,238,593
Honeywell International, Inc.	8,480	1,226,123
Host Hotels & Resorts, Inc., REIT(a)	12,756	137,637
HP, Inc.	11,868	206,859
Hubbell, Inc.	3,455	433,119
HubSpot, Inc.*	264	59,228
Humana, Inc.	317	122,917
IDACORP, Inc.	4,497	392,903
IDEXX Laboratories, Inc.*	1,453	479,722
IHS Markit Ltd.	1,680	126,840
Illinois Tool Works, Inc.	8,173	1,429,049
Intel Corp.	49,975	2,990,004
Intercontinental Exchange, Inc.	4,966	454,886
International Flavors & Fragrances, Inc.	—	17
International Game Technology PLC	2,017	17,951
International Paper Co.	3,377	118,904
Interpublic Group of Cos., Inc. (The)	25,746	441,801
Intuit, Inc.	3,699	1,095,607
Intuitive Surgical, Inc.*	466	265,541
Invesco Ltd.	6,700	72,092
J.M. Smucker Co. (The)	1,175	124,327
Jack Henry & Associates, Inc.	395	72,692
Johnson & Johnson	14,731	2,071,621
JPMorgan Chase & Co.	29,102	2,737,334
Keurig Dr. Pepper, Inc.(a)	6,717	190,763
Kilroy Realty Corp., REIT	444	26,063
Kinder Morgan, Inc.	4,893	74,227
Kohl’s Corp.	950	19,732
L3Harris Technologies, Inc.	2,995	508,162
Laboratory Corp. of America Holdings*	1,106	183,718
Lam Research Corp.	889	287,556
Lamb Weston Holdings, Inc.(a)	1,032	65,976
Landstar System, Inc.(a)	2,444	274,486
Las Vegas Sands Corp.	504	22,952
Legend Biotech Corp., ADR*	2	87
Leggett & Platt, Inc.	1,086	38,173
Levi Strauss & Co. (Class A Stock)	1,906	25,540
Life Storage, Inc., REIT	207	19,655
Live Nation Entertainment, Inc.*	2,658	117,829

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Lockheed Martin Corp.	2,192	$799,905
Lowe’s Cos., Inc.	12,184	1,646,302
Lululemon Athletica, Inc.*	1,150	358,811
Lyft, Inc. (Class A Stock)*	2,397	79,125
LyondellBasell Industries NV (Class A Stock)	680	44,690
Macerich Co. (The), REIT(a)	8,264	74,128
Macy’s, Inc.(a)	7,394	50,871
Marathon Oil Corp.(a)	31,462	192,547
Marathon Petroleum Corp.	1,892	70,723
Marsh & McLennan Cos., Inc.	4,545	487,997
Martin Marietta Materials, Inc.	552	114,027
Masco Corp.	1,417	71,148
MasTec, Inc.*(a)	3,674	164,852
Mastercard, Inc. (Class A Stock)	7,133	2,109,228
McCormick & Co., Inc.	927	166,313
McDonald’s Corp.	4,255	784,920
McKesson Corp.	3,705	568,421
Medtronic PLC	8,239	755,516
Merck & Co., Inc.	31,245	2,416,176
Mercury Systems, Inc.*	602	47,353
MetLife, Inc.	3,703	135,234
MGIC Investment Corp.	2,937	24,054
MGM Resorts International(a)	2,057	34,558
Microsoft Corp.	67,650	13,767,451
Moderna, Inc.*	2,393	153,655
Mondelez International, Inc. (Class A Stock)	8,231	420,851
Monolithic Power Systems, Inc.	89	21,093
Moody’s Corp.	1,705	468,415
Morgan Stanley	6,390	308,637
Mosaic Co. (The)	16,311	204,051
Motorola Solutions, Inc.	2,100	294,273
MSA Safety, Inc.	615	70,381
Mylan NV*	3,076	49,462
National Instruments Corp.	7,804	302,093
NetApp, Inc.	6,987	310,013
Netflix, Inc.*	3,525	1,604,016
Newmont Corp.	4,677	288,758
Nexstar Media Group, Inc. (Class A Stock)	902	75,488
NextEra Energy, Inc.	6,868	1,649,488
NIKE, Inc. (Class B Stock)	12,933	1,268,081
Noble Energy, Inc.	3,977	35,634
Nordstrom, Inc.	1,209	18,727
Norfolk Southern Corp.	1,301	228,417
Northern Trust Corp.	3,737	296,494
Northrop Grumman Corp.	1,814	557,696
Nucor Corp.	536	22,196
NVIDIA Corp.	7,841	2,978,874
Omnicom Group, Inc.(a)	2,189	119,519
ONE Gas, Inc.	368	28,354
ONEOK, Inc.	4,387	145,736
Oshkosh Corp.	3,849	275,665
Park Hotels & Resorts, Inc., REIT	10,625	105,081
Paychex, Inc.	8,651	655,313
Paycom Software, Inc.*	89	27,566
PayPal Holdings, Inc.*	13,900	2,421,797
PBF Energy, Inc. (Class A Stock)	4,025	41,216

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Penn National Gaming, Inc.*	3,688	$112,632
PepsiCo, Inc.	20,326	2,688,317
Performance Food Group Co.*	962	28,033
Pfizer, Inc.	31,919	1,043,751
Phillips 66	4,943	355,402
Pinnacle West Capital Corp.(a)	3,466	254,023
Pinterest, Inc. (Class A Stock)*(a)	4,486	99,455
Pioneer Energy Services Corp.^*	925	35,921
Pioneer Natural Resources Co.	446	43,574
Pool Corp.	210	57,093
PPD, Inc.*(a)	1,439	38,565
PPG Industries, Inc.	3,266	346,392
PRA Health Sciences, Inc.*	200	19,458
Principal Financial Group, Inc.	635	26,378
Procter & Gamble Co. (The)	19,247	2,301,364
Progressive Corp. (The)	2,905	232,720
Prologis, Inc., REIT	9,366	874,129
Public Service Enterprise Group, Inc.	2,518	123,785
QTS Realty Trust, Inc. (Class A Stock), REIT	1,260	80,753
QUALCOMM, Inc.	431	39,312
Quest Diagnostics, Inc.	2,354	268,262
Qurate Retail, Inc. (Class A Stock)*	2	19
Raytheon Technologies Corp.	4,944	304,649
Realty Income Corp., REIT	7,096	422,212
Regeneron Pharmaceuticals, Inc.*	1,050	654,832
Regions Financial Corp.	5,200	57,824
Reinsurance Group of America, Inc.	1,503	117,895
Reliance Steel & Aluminum Co.	1,606	152,458
Republic Services, Inc.	860	70,563
Resideo Technologies, Inc.*	3,195	37,445
ResMed, Inc.	594	114,048
RingCentral, Inc. (Class A Stock)*	1,438	409,844
Robert Half International, Inc.(a)	5,387	284,595
Roper Technologies, Inc.	1,027	398,743
Ross Stores, Inc.	1,487	126,752
S&P Global, Inc.	5,532	1,822,683
Sage Therapeutics, Inc.*	1,133	47,110
salesforce.com, Inc.*	5,224	978,612
SBA Communications Corp., REIT	688	204,969
Schlumberger Ltd.	13,870	255,069
Scotts Miracle-Gro Co. (The)	487	65,487
Service Corp. International	1,142	44,412
ServiceNow, Inc.*	1,217	492,958
Sherwin-Williams Co. (The)	857	495,217
Silicon Laboratories, Inc.*	175	17,547
Simon Property Group, Inc., REIT	1,118	76,449
Sirius XM Holdings, Inc.(a)	109,787	644,450
SiteOne Landscape Supply, Inc.*	436	49,691
Six Flags Entertainment Corp.	6,082	116,835
Slack Technologies, Inc. (Class A Stock)*(a)	9,351	290,723
Smartsheet, Inc. (Class A Stock)*(a)	4,020	204,698
Snap-on, Inc.(a)	1,714	237,406
Stanley Black & Decker, Inc.	459	63,975
State Street Corp.	4,154	263,987
Steel Dynamics, Inc.	5,854	152,731
STERIS PLC	1,601	245,657
Stryker Corp.	3,356	604,718

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Synchrony Financial	2,403	$53,250
Synovus Financial Corp.	1,264	25,950
T. Rowe Price Group, Inc.	3,140	387,790
Target Corp.	4,378	525,054
TD Ameritrade Holding Corp.	2,167	78,835
TE Connectivity Ltd.	2,692	219,533
TEGNA, Inc.	5,191	57,828
Teladoc Health, Inc.*(a)	1,710	326,336
Teledyne Technologies, Inc.*	837	260,265
Telephone & Data Systems, Inc.	3,382	67,234
Tesla, Inc.*(a)	1,184	1,278,495
Texas Instruments, Inc.	8,400	1,066,548
Texas Roadhouse, Inc.(a)	2,969	156,080
Thermo Fisher Scientific, Inc.	2,014	729,753
TJX Cos., Inc. (The)	10,548	533,307
Toro Co. (The)	2,380	157,889
Trane Technologies PLC	1,069	95,120
Travelers Cos., Inc. (The)	1,441	164,346
Trex Co., Inc.*	524	68,157
Twitter, Inc.*	12,193	363,229
U.S. Bancorp	7,067	260,207
Uber Technologies, Inc.*	3,101	96,379
UCI International Holdings, Inc.^*	30,714	698,743
UDR, Inc., REIT	3,350	125,223
UGI Corp.	6,885	218,943
Union Pacific Corp.	5,194	878,150
United Parcel Service, Inc. (Class B Stock)	7,607	845,746
United States Cellular Corp.*	5,175	159,752
UnitedHealth Group, Inc.	10,008	2,951,860
Unum Group	11,401	189,143
Vail Resorts, Inc.	413	75,228
Valero Energy Corp.	4,269	251,103
Veeva Systems, Inc. (Class A Stock)*(a)	2,596	608,554
VeriSign, Inc.*	472	97,624
Verisk Analytics, Inc.	487	82,887
Verizon Communications, Inc.	23,220	1,280,119
Vertex Pharmaceuticals, Inc.*	1,708	495,849
VF Corp.	6,366	387,944
ViacomCBS, Inc. (Class B Stock)(a)	6,129	142,928
VICI Properties, Inc., REIT(a)	38,983	787,067
Visa, Inc. (Class A Stock)(a)	17,148	3,312,479
VMware, Inc. (Class A Stock)*(a)	2,609	404,030
W.R. Berkley Corp.	911	52,191
W.W. Grainger, Inc.	871	273,633
Walmart, Inc.	1,672	200,272
Walt Disney Co. (The)	8,603	959,321
Waters Corp.*	529	95,432
Wayfair, Inc. (Class A Stock)*	723	142,872
Wells Fargo & Co.	72,062	1,844,787
WESCO International, Inc.*	1,636	57,440
West Pharmaceutical Services, Inc.	1,255	285,098
Weyerhaeuser Co., REIT	2,182	49,008
Williams Cos., Inc. (The)	15,561	295,970
Willis Towers Watson PLC	871	171,543
Workday, Inc. (Class A Stock)*	735	137,710
Wyndham Destinations, Inc.	2,116	59,629
Xcel Energy, Inc.	7,449	465,562

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Xilinx, Inc.	4,375	$430,456
Xylem, Inc.	9,497	616,925
Yelp, Inc.*	1,634	37,794
Yum! Brands, Inc.	4,686	407,260
Zions Bancorp NA(a)	1,367	46,478
Zoetis, Inc.	7,249	993,403
Zoom Video Communications, Inc. (Class A Stock)*(a)	1,743	441,920
Zscaler, Inc.*	2,063	225,898

		223,070,002

TOTAL COMMON STOCKS (cost $387,069,620)		403,342,292

EXCHANGE-TRADED FUND — 3.7%
United States
SPDR Bloomberg Barclays High Yield Bond ETF(a) (cost $76,279,079)	767,168	77,606,715

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
Azul SA (PRFC)*	9,917	36,965
Banco Bradesco SA (PRFC)	171,618	661,149
Cia Paranaense de Energia (PRFC)	1,200	13,500
Gol Linhas Aereas Inteligentes SA*	4,539	15,416
Itau Unibanco Holding SA (PRFC)	67,148	317,336
Itausa SA (PRFC)	6	11
Petroleo Brasileiro SA (PRFC)	10,566	42,318
Randon SA Implementos e Participacoes (PRFC)	4,700	8,271

		1,094,966

Colombia — 0.0%
Bancolombia SA (PRFC)	1,129	7,420

Germany — 0.0%
Sartorius AG (PRFC)	569	188,342

Russia — 0.0%
Surgutneftegas PJSC (PRFC)	41,172	20,453

South Korea — 0.0%
Samsung Electronics Co. Ltd. (PRFC)	1,322	51,555

TOTAL PREFERRED STOCKS (cost $1,892,436)		1,362,736

	Units

RIGHTS* — 0.0%
China — 0.0%
Legend Holdings Corp.^	1,076	—

Spain — 0.0%
Repsol SA, expiring 07/07/20	22,288	11,323
Telefonica SA, expiring 12/31/20	4,520	889

		12,212

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

RIGHTS* (continued)	Units	Value
United States — 0.0%
Bristol-Myers Squibb Co., CVR, expiring 12/31/20	7,493	$26,825

TOTAL RIGHTS (cost $30,536)		39,037

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.5%
Cayman Islands — 0.0%
CIFC Funding Ltd.,
Series 2014-04RA, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
3.335%(c)	10/17/30	250	247,719

United States — 3.5%
AmeriCredit Automobile Receivables Trust,
Series 2017-03, Class C
2.690%	06/19/23	1,720	1,755,672
Avant Loans Funding Trust,
Series 2020-REV01, Class A, 144A
2.170%	05/15/29	2,800	2,768,418
Avid Automobile Receivables Trust,
Series 2019-01, Class A, 144A
2.620%	02/15/24	530	534,566
College Loan Corp. Trust,
Series 2004-01, Class A4, 3 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
1.181%(c)	04/25/24	351	327,734
Consumer Loan Underlying Bond (CLUB) Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	2,222	2,230,760
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
0.965%(c)	11/25/34	92	85,167
CPS Auto Receivables Trust,
Series 2020-B, Class A, 144A
1.150%	07/17/23	972	973,604
Drive Auto Receivables Trust,
Series 2017-03, Class D, 144A
3.530%	12/15/23	2,311	2,344,150
Series 2017-AA, Class D, 144A
4.160%	05/15/24	1,145	1,160,103
Series 2017-BA, Class D, 144A
3.720%	10/17/22	772	777,346
Series 2018-01, Class D
3.810%	05/15/24	2,550	2,580,543
Series 2018-02, Class C
3.630%	08/15/24	1,208	1,214,802
Series 2018-02, Class D
4.140%	08/15/24	2,810	2,882,763
Series 2018-03, Class C
3.720%	09/16/24	1,177	1,186,904
Series 2018-03, Class D
4.300%	09/16/24	1,070	1,101,229
Series 2018-04, Class C
3.660%	11/15/24	1,716	1,732,100

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2018-04, Class D
4.090%	01/15/26	520	$532,508
Series 2019-01, Class B
3.410%	06/15/23	1,400	1,407,251
Series 2019-01, Class C
3.780%	04/15/25	750	759,189
Series 2020-01, Class C
2.360%	03/16/26	2,340	2,357,157
Series 2020-02, Class A2A
0.850%	07/17/23	1,990	1,992,152
Series 2020-02, Class A3
0.830%	05/15/24	1,150	1,153,234
Series 2020-02, Class B
1.420%	03/17/25	950	952,831
Series 2020-02, Class C
2.280%	08/17/26	610	616,114
DT Auto Owner Trust,
Series 2019-03A, Class C, 144A
2.740%	04/15/25	1,200	1,213,841
Series 2020-02A, Class A, 144A
1.140%	01/16/24	1,500	1,502,639
Exeter Automobile Receivables Trust,
Series 2020-01A, Class B, 144A
2.260%	04/15/24	2,180	2,202,112
Series 2020-02A, Class A, 144A
1.130%	08/15/23	2,300	2,301,244
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	1,060	1,135,065
Marlette Funding Trust,
Series 2018-03A, Class A, 144A
3.200%	09/15/28	45	45,144
Series 2018-03A, Class B, 144A
3.860%	09/15/28	3,000	2,984,044
Series 2018-04A, Class A, 144A
3.710%	12/15/28	400	403,978
Series 2019-01A, Class A, 144A
3.440%	04/16/29	961	970,305
Series 2019-02A, Class A, 144A
3.130%	07/16/29	1,218	1,228,418
Series 2019-04A, Class A, 144A
2.390%	12/17/29	1,340	1,345,349
Series 2020-01A, Class A, 144A
2.240%	03/15/30	1,596	1,600,406
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,380	2,425,220
Prosper Marketplace Issuance Trust,
Series 2019-02A, Class A, 144A
3.200%	09/15/25	229	229,312
Series 2019-04A, Class A, 144A
2.480%	02/17/26	614	614,037
Santander Drive Auto Receivables Trust,
Series 2016-03, Class D
2.800%	08/15/22	2,000	2,015,355
Series 2017-01, Class C
2.580%	05/16/22	19	19,355

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2017-02, Class D
3.490%	07/17/23	1,000	$1,017,087
Series 2019-01, Class D
3.650%	04/15/25	2,500	2,571,473
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	1,660	1,736,007
SLM Private Credit Student Loan Trust,
Series 2005-A, Class A3, 3 Month LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.513%(c)	06/15/23	71	71,094
SoFi Consumer Loan Program LLC,
Series 2016-02, Class A, 144A
3.090%	10/27/25	9	8,812
Series 2017-01, Class A, 144A
3.280%	01/26/26	326	326,687
Series 2017-03, Class A, 144A
2.770%	05/25/26	209	210,330
Series 2017-06, Class A2, 144A
2.820%	11/25/26	385	387,929
SoFi Consumer Loan Program Trust,
Series 2018-01, Class A2, 144A
3.140%	02/25/27	1,033	1,041,089
SoFi Professional Loan Program LLC,
Series 2015-B, Class A2, 144A
2.510%	09/27/32	26	26,303
Toyota Auto Loan Extended Note Trust,
Series 2020-01A, Class A, 144A
1.350%	05/25/33	1,310	1,329,583
Upgrade Receivables Trust,
Series 2019-02A, Class A, 144A
2.770%	10/15/25	835	835,700
Upstart Securitization Trust,
Series 2020-01, Class A, 144A
2.322%	04/22/30	2,246	2,247,714
Westlake Automobile Receivables Trust,
Series 2018-02A, Class B, 144A
3.200%	01/16/24	316	315,897
Series 2018-03A, Class C, 144A
3.610%	10/16/23	2,500	2,547,101
Series 2018-03A, Class D, 144A
4.000%	10/16/23	660	673,354
Series 2019-01A, Class B, 144A
3.260%	10/17/22	800	812,102
Series 2020-02A, Class B, 144A
1.320%	07/15/25	1,260	1,262,896
Series 2020-02A, Class C, 144A
2.010%	07/15/25	1,110	1,111,963

			74,195,242

TOTAL ASSET-BACKED SECURITIES (cost $73,828,934)			74,442,961

BANK LOANS — 0.9%
Canada — 0.0%
GFL Environmental, Inc.,
Effective Date Incremental Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	05/30/25	163	157,999

Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (continued)
Canada (continued)
Titan Acquisition Ltd.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.361%(c)	03/28/25		687	$624,571
Xplornet Communications, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
4.928%(c)	06/10/27		217	206,873

				989,443

Jersey — 0.0%
Capri Acquisitions Bidco Ltd.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.760%(c)	11/01/24		11	9,987

Luxembourg — 0.2%
Intelsat Jackson Holdings SA,
DIP Term Loan, 1 Month LIBOR + 5.500%
4.700%(c)	07/14/21		280	283,543
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23		97	96,168
Tranche B-4 Term Loan, PRIME + 3.500%
8.750%(c)	01/02/24		282	281,514
Tranche B-5 Term Loan
8.625%	01/02/24		1,237	1,236,531
Invictus US Newco LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.750%
8.529%(c)	03/30/26		61	48,285
Ortho-Clinical Diagnostics, Inc.,
2020 Incremental Euro Term Loan, 1 Month EURIBOR + 3.500%
3.500%(c)	06/30/25	EUR	997	1,047,846
Second Amendment New Term Loan, 1 Month LIBOR + 3.250%
3.429%(c)	06/30/25		158	147,366

				3,141,253

Saint Lucia — 0.0%
Digicel International Finance Ltd.,
Initial Term B Loan (First Lien), 1 Month LIBOR + 3.250%
4.250%(c)	05/27/24		212	176,186

United Kingdom — 0.0%
Alpha Bidco, Inc.,
Initial Term B-1 Loan, 1 Month LIBOR + 3.000%
4.000%(c)	01/31/24		441	423,167
Connect Finco SARL,
Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	12/11/26		27	25,135

				448,302

United States — 0.7%
Advanced Disposal Services, Inc.,
Additional Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	11/10/23		33	32,749
AHP Health Partners, Inc.,
Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	06/30/25		173	166,094
Airbnb, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 7.500%
8.000%(c)	04/17/25^		56	57,960

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
United States (continued)
A-L Parent LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
4.250%(c)	12/01/23	84	$62,190
Ascend Performance Materials Operations LLC,
Initial Term Loan, 1 Month LIBOR + 5.250%
6.250%(c)	08/27/26	465	452,491
AVSC Holding Corp.,
Initial Loan (Second Lien), 1 Month LIBOR + 7.250%
8.250%(c)	09/01/25^	333	233,279
Big River Steel LLC,
Term Loan
—%(p)	03/01/25	49	46,007
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250% (Cap N/A, Floor 0.000%)
4.428%(c)	10/02/25	185	174,504
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.368%(c)	06/21/24	1,102	1,005,973
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.561%(c)	04/03/24	132	118,042
CCC Information Services, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.000%
4.000%(c)	04/29/24	28	27,246
Chobani LLC,
New Term Loan (First Lien), 1 Month LIBOR + 3.500%
4.500%(c)	10/10/23	149	142,890
Clear Channel Outdoor Holdings, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
4.260%(c)	08/21/26	346	312,602
Consol Energy, Inc.,
Initial Term B Loan, 1 Month LIBOR + 4.500%
4.680%(c)	09/27/24^	156	120,115
Dun & Bradstreet Corp. (The),
Initial Term Borrowing, 1 Month LIBOR + 4.000%
4.184%(c)	02/06/26	356	345,849
Endo Luxembourg Finance Co.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.000%(c)	04/29/24	158	147,907
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
3.928%(c)	10/10/25	541	357,378
Financial & Risk Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	10/01/25	220	214,611
Frontier Communications Corp.,
Term B-1 Loan, 3 Month LIBOR + 3.750%/PRIME + 2.750%
5.675%(c)	06/15/24	890	864,832
Gentiva Health Services, Inc.,
Term B Loan (First Lien), 1 Month LIBOR + 3.250%
3.438%(c)	07/02/25	185	179,205
Golden Nugget LLC,
Initial B Term Loan, 1 Month LIBOR + 2.500%
3.250%(c)	10/04/23	226	183,164

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
United States (continued)
Illuminate Buyer LLC,
Term Loan
—%(p)	06/16/27	215	$211,641
Immucor, Inc.,
Term B-3 Loan, 1 Month LIBOR + 5.000%
6.000%(c)	06/15/21^	637	605,569
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	02/25/27	232	221,378
Initial Loan (Second Lien), 3 Month LIBOR + 7.125%
3.428%(c)	02/25/25	495	494,381
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	08/18/22	81	79,668
Jefferies Finance LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
3.188%(c)	06/03/26	—	65
JetBlue Airways Corp.,
Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	06/12/24	44	43,047
Kronos, Inc.,
Incremental Term Loan (First Lien), 1 Month LIBOR + 3.000%
3.179%(c)	11/01/23	62	61,530
Initial Term Loan (Second Lien), 1 Month LIBOR + 8.250%
9.250%(c)	11/01/24	693	689,782
Landry’s Finance Acquisition Co.,
Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/04/23	43	40,953
Ligado Networks LLC,
Junior Loan, 1 Month LIBOR + 12.500%
13.500%(c)	12/07/20	966	381,762
Mileage Plus Holdings LLC,
Term Loan
—%(p)	06/25/27	137	135,850
Mitchell International, Inc.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
7.428%(c)	12/01/25	114	101,460
Momentive Performance Materials, Inc.,
Initial Dollar Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.430%(c)	05/15/24^	90	84,541
New LightSquared LLC,
Loan, 1 Month LIBOR + 11.750%
13.500%(c)	12/07/20	1,141	992,279
Northwest Fiber LLC,
Term B Loan (First Lien), 3 Month LIBOR + 5.500%
5.673%(c)	04/30/27^	167	164,835
Pacific Gas & Electric Co.,
Loan, 1 Month LIBOR + 4.500%
5.500%(c)	06/23/25	286	281,948
Panther BF Aggregator, LP,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.500%
3.678%(c)	04/30/26	216	205,020
Parexel International Corp.,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.928%(c)	09/27/24	186	176,080

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
United States (continued)
Peak 10 Holding Corp.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
7.587%(c)	08/01/25	76	$32,989
PetSmart, Inc.,
Amended Loan, 3 Month LIBOR + 4.000%
5.000%(c)	03/11/22	365	360,473
Pug LLC,
USD Term B Loan, 1 Month LIBOR + 3.500%
3.678%(c)	02/12/27	199	173,474
Quorum Health Corp.,
Term Loan, 1 Month LIBOR + 6.750%
7.750%(c)	04/29/22	240	213,274
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
4.000%(c)	11/03/23	24	22,312
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	02/01/24	32	30,804
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%
4.010%(c)	05/30/25	7	6,867
RP Crown Parent LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	10/12/23	14	13,917
Sedgwick Claims Management Services, Inc.,
2020 Term Loan, 1 Month LIBOR + 4.250%
4.428%(c)	09/03/26	124	119,970
Sequa Mezzanine Holdings LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 5.000%
6.000%(c)	11/28/21	202	183,938
Sophia LP,
Term B Loan, 3 Month LIBOR + 3.250%
4.250%(c)	09/30/22	11	10,849
Sotera Health Holdings LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 4.500%
5.500%(c)	12/11/26	204	199,564
Sotheby’s,
Initial Term Loan, 1 Month LIBOR + 5.500%
6.500%(c)	01/15/27	264	245,852
SRS Distribution, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.322%(c)	05/23/25	458	432,889
Surgery Center Holdings, Inc.,
2020 Incremental Term Loan, 1 Month LIBOR + 8.000%
9.000%(c)	09/03/24	13	12,984
Tempo Acquisition LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.928%(c)	05/01/24	26	24,938
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
7.430%(c)	03/03/28	266	254,362
Term B-3 Loan, 1 Month LIBOR + 3.750%
3.930%(c)	06/30/26	257	244,592
Ultimate Software Group, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.750%
3.928%(c)	05/04/26	96	92,712

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
United States (continued)
Term Loan
—%(p)	05/03/26	143	$141,136
Verscend Holding Corp.,
Term B Loan, 1 Month LIBOR + 4.500%
4.678%(c)	08/27/25	806	780,825

			13,815,598

TOTAL BANK LOANS (cost $20,065,942)			18,580,769

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
United States
Banc of America Commercial Mortgage Trust,
Series 2015-UBS07, Class B
4.505%(cc)	09/15/48	240	254,600
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class AM
3.691%	05/10/58	840	887,278
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class A2
2.674%	04/10/48	58	57,820
Series 2016-GC36, Class A5
3.616%	02/10/49	370	407,746
Series 2017-P08, Class AS
3.789%(cc)	09/15/50	680	752,510
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	188	190,753
Series 2013-LC06, Class AM
3.282%	01/10/46	190	195,354
Series 2014-CR17, Class A5
3.977%	05/10/47	360	392,860
Series 2014-UBS06, Class A5
3.644%	12/10/47	350	378,695
DBJPM Mortgage Trust,
Series 2016-C01, Class B
4.195%(cc)	05/10/49	220	221,189
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class AS
4.085%	05/10/45	160	164,169
Series 2014-GC20, Class A5
3.998%	04/10/47	490	530,066
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C14, Class A4
4.133%(cc)	08/15/46	250	268,290
Series 2013-C17, Class A3
3.928%	01/15/47	482	517,136
Series 2015-C33, Class A4
3.770%	12/15/48	870	963,396
Series 2016-C01, Class A5
3.576%	03/15/49	490	541,328
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C05, Class A3
4.171%	08/15/46	29	29,935
Series 2012-CBX, Class AS
4.271%	06/15/45	170	175,600

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class A4
4.039%	11/15/46	310	$330,528
Series 2014-C14, Class AS
4.384%(cc)	02/15/47	150	159,376
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4
3.244%	03/15/45	330	336,037
Series 2015-UBS08, Class A3
3.540%	12/15/48	1,180	1,285,933
Series 2019-L03, Class AS
3.490%	11/15/52	380	399,828
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	650	674,620
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class AS
3.580%	02/15/48	500	520,827
Series 2018-C46, Class AS
4.382%	08/15/51	770	858,919
WFRBS Commercial Mortgage Trust,
Series 2012-C08, Class AS
3.660%	08/15/45	340	349,615
Series 2012-C10, Class AS
3.241%	12/15/45	390	387,221
Series 2013-C15, Class A4
4.153%(cc)	08/15/46	450	476,218
Series 2014-C23, Class AS
4.210%(cc)	10/15/57	450	479,672
Series 2014-C25, Class B
4.236%(cc)	11/15/47	210	216,827

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,182,943)			13,404,346

CONVERTIBLE BONDS — 0.0%
United States
DISH Network Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/24	248	223,470
3.375%	08/15/26	372	342,933
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23	168	171,235
PDC Energy, Inc.,
Gtd. Notes
1.125%	09/15/21	214	196,002
Pioneer Energy Services Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% or PIK N/A
5.000%	11/15/25^	259	139,975

TOTAL CONVERTIBLE BONDS (cost $1,062,553)			1,073,615

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS — 19.4%
Austria — 0.0%
ams AG,
Sr. Unsec’d. Notes
6.000%	07/31/25		EUR	100	$111,226

Belgium — 0.0%
Telenet Finance Luxembourg Notes Sarl,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28			400	416,321

Brazil — 0.0%
Oi SA,
Gtd. Notes, Cash coupon 10.000% or PIK 4.000%
10.000%	07/27/25			20	16,663

Canada — 0.7%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
4.375%	01/15/28			383	375,359
5.000%	10/15/25			255	253,663
Sr. Sec’d. Notes, 144A
3.875%	01/15/28			453	439,447
5.750%	04/15/25			244	256,426
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
2.050%	11/01/22			910	940,064
Baytex Energy Corp.,
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27			77	38,302
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/22			56	41,370
6.000%	10/15/22			34	24,015
6.125%	01/15/23			314	215,062
7.500%	12/01/24			472	306,810
7.500%	03/15/25			144	93,832
8.750%	12/01/21	(a)		490	398,813
Brookfield Finance LLC,
Gtd. Notes
3.450%	04/15/50			380	362,919
Brookfield Finance, Inc.,
Gtd. Notes
4.350%	04/15/30			370	418,808
4.700%	09/20/47			170	195,415
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.,
Gtd. Notes, 144A
4.875%	02/15/30			145	120,913
6.250%	09/15/27			162	154,826
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.950%	06/23/23	(a)		490	491,799
2.250%	01/28/25			122	127,851
2.606%(ff)	07/22/23			120	124,077
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22			65	63,113
3.800%	09/15/23			37	35,281
5.400%	06/15/47			27	23,228

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Canada (continued)
Fairstone Financial, Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24		187	$186,007
Garda World Security Corp.,
Sr. Sec’d. Notes, 144A
4.625%	02/15/27		238	234,402
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	06/01/25		64	64,443
5.125%	12/15/26		99	102,201
Sr. Unsec’d. Notes, 144A
7.000%	06/01/26		495	514,840
8.500%	05/01/27		316	343,661
Husky III Holding Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	02/15/25		309	297,309
Intertape Polymer Group, Inc.,
Gtd. Notes, 144A
7.000%	10/15/26		142	145,915
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		214	206,328
5.250%	12/15/27		166	165,702
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24		290	248,482
Sec’d. Notes, 144A
6.500%	01/15/25	(a)	390	363,591
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27		240	199,369
National Bank of Canada,
Gtd. Notes, MTN
2.100%	02/01/23		370	380,327
New Gold, Inc.,
Gtd. Notes, 144A
6.250%	11/15/22		208	210,216
6.375%	05/15/25		249	252,342
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27		222	228,775
Norbord, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/23		138	145,603
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		58	53,969
Open Text Corp.,
Gtd. Notes, 144A
3.875%	02/15/28		126	121,307
Open Text Holdings, Inc.,
Gtd. Notes, 144A
4.125%	02/15/30		116	113,898
Royal Bank of Canada,
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23		220	225,465
1.950%	01/17/23	(a)	785	809,928
2.250%	11/01/24		57	60,034

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Canada (continued)
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25		2,425	$2,430,280
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.100%	05/15/25	(a)	450	480,804
Telesat Canada/Telesat LLC,
Gtd. Notes, 144A
6.500%	10/15/27		22	21,670
Sr. Sec’d. Notes, 144A
4.875%	06/01/27		173	170,129
Tervita Corp.,
Sec’d. Notes, 144A
7.625%	12/01/21		168	134,811
Titan Acquisition Ltd./Titan Co-Borrower LLC,
Sr. Unsec’d. Notes, 144A
7.750%	04/15/26	(a)	357	338,063
Toronto-Dominion Bank (The),
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24		554	592,151
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
5.100%	03/15/49		25	31,877
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27		100	104,230

				15,479,522

Chile — 0.0%
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	09/07/27		200	204,225
VTR Comunicaciones SpA,
Sr. Sec’d. Notes, 144A
5.125%	01/15/28		200	204,027

				408,252

China — 0.3%
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
3.400%	12/06/27		490	541,933
4.000%	12/06/37	(a)	770	886,129
4.200%	12/06/47	(a)	840	1,029,445
Baidu, Inc.,
Sr. Unsec’d. Notes
4.375%	03/29/28		730	822,713
CNOOC Finance 2013 Ltd.,
Gtd. Notes
3.000%	05/09/23	(a)	500	522,311
JD.com, Inc.,
Sr. Unsec’d. Notes
3.375%	01/14/30		940	1,006,380
3.875%	04/29/26		220	242,145
4.125%	01/14/50		370	392,377

				5,443,433

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Finland — 0.0%
Citycon OYJ,
Sub. Notes
4.496%(ff)	—	(rr)	EUR	100	$96,054
Nokia OYJ,
Sr. Unsec’d. Notes
4.375%	06/12/27			19	20,114
6.625%	05/15/39	(a)		118	139,096

					255,264

France — 0.1%
Altice France SA,
Sr. Sec’d. Notes
5.875%	02/01/27		EUR	100	118,527
Sr. Sec’d. Notes, 144A
5.500%	01/15/28			396	400,191
7.375%	05/01/26			1,201	1,250,669
8.125%	02/01/27			676	739,214
BNP Paribas SA,
Jr. Sub. Notes, 144A
4.500%(ff)	—	(rr)		220	193,020

					2,701,621

Germany — 0.1%
ADLER Real Estate AG,
Sr. Unsec’d. Notes
3.000%	04/27/26		EUR	100	111,322
Atotech Alpha 2 BV,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23	(a)		516	515,333
Commerzbank AG,
Sub. Notes, EMTN
4.000%(ff)	12/05/30		EUR	100	112,952
Consus Real Estate AG,
Sr. Sec’d. Notes
9.625%	05/15/24		EUR	100	122,105
Deutsche Telekom International Finance BV,
Gtd. Notes
8.750%	06/15/30			3	4,677
Nidda BondCo GmbH,
Sr. Unsec’d. Notes
7.250%	09/30/25		EUR	100	114,458
Nidda Healthcare Holding GmbH,
Sr. Sec’d. Notes
3.500%	09/30/24		EUR	100	110,745
Tele Columbus AG,
Sr. Sec’d. Notes
3.875%	05/02/25		EUR	100	104,486
thyssenkrupp AG,
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23		EUR	43	46,425
2.875%	02/22/24		EUR	64	69,096
Vertical Midco GmbH,
Sr. Sec’d. Notes
4.375%	07/15/27		EUR	100	112,350

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Germany (continued)
Vertical U.S. Newco, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	07/15/27			284	$284,000

					1,707,949

Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.300%	01/23/23			400	390,842
4.500%	09/15/23			765	765,733
Dolya Holdco 18 DAC,
Sr. Unsec’d. Notes, 144A
5.000%	07/15/28			541	534,532

					1,691,107

Italy — 0.1%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47		EUR	100	128,208
Autostrade per l’Italia SpA,
Gtd. Notes, EMTN
5.875%	06/09/24		EUR	100	123,585
Banca Monte dei Paschi di Siena SpA,
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25		EUR	100	110,208
F-Brasile SpA/F-Brasile US LLC,
Sr. Sec’d. Notes, Series XR, 144A
7.375%	08/15/26			439	334,077
Rossini Sarl,
Sr. Sec’d. Notes
6.750%	10/30/25		EUR	100	119,974
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34			263	286,097
6.375%	11/15/33			174	196,196
7.200%	07/18/36			101	120,325
7.721%	06/04/38			197	247,857
Telecom Italia SpA,
Sr. Unsec’d. Notes, EMTN
4.000%	04/11/24		EUR	150	176,648
Unione di Banche Italiane SpA,
Sub. Notes, EMTN
5.875%(ff)	03/04/29		EUR	100	121,646

					1,964,821

Japan — 0.3%
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes
2.555%(ff)	09/13/25	(a)		940	977,151
Nomura Holdings, Inc.,
Sr. Unsec’d. Notes
2.648%	01/16/25			700	730,321
ORIX Corp.,
Sr. Unsec’d. Notes
2.900%	07/18/22			1,280	1,327,138

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Japan (continued)
SoftBank Group Corp.,
Sr. Unsec’d. Notes
4.500%	04/20/25		EUR	100	$114,597
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
1.474%	07/08/25			1,470	1,471,071
2.348%	01/15/25	(a)		435	454,338
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
4.000%	11/26/21			700	730,119
Toyota Motor Corp.,
Sr. Unsec’d. Notes
2.760%	07/02/29	(a)		140	154,401

					5,959,136

Luxembourg — 0.2%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
5.000%	01/15/28			695	690,489
7.500%	05/15/26			200	209,935
Altice Finco SA,
Sec’d. Notes, 144A, MTN
7.625%	02/15/25			200	208,045
Altice France Holding SA,
Gtd. Notes, 144A
6.000%	02/15/28			447	422,565
Sr. Sec’d. Notes
8.000%	05/15/27		EUR	100	118,545
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	(a)		2,041	2,256,314
ArcelorMittal SA,
Sr. Unsec’d. Notes, EMTN
1.750%	11/19/25		EUR	100	106,924
ARD Finance SA,
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27			594	588,199
Garfunkelux Holdco 3 SA,
Sr. Sec’d. Notes
7.500%	08/01/22		EUR	200	211,955
Intelsat Jackson Holdings SA,
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	(d)		49	49,687
Monitchem HoldCo 3 SA,
Sr. Sec’d. Notes
5.250%	03/15/25		EUR	100	113,754
Summer BC Holdco B SARL,
Sr. Sec’d. Notes
5.750%	10/31/26		EUR	100	107,024

					5,083,436

Netherlands — 0.2%
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25			250	281,296
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22			345	358,536

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Netherlands (continued)
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25		EUR	100	$112,535
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
2.700%	05/01/25			50	52,530
OCI NV,
Sr. Sec’d. Notes, 144A
5.250%	11/01/24			200	192,487
Shell International Finance BV,
Gtd. Notes
2.375%	11/07/29			1	1,050
Trivium Packaging Finance BV,
Gtd. Notes, 144A
8.500%	08/15/27	(a)		956	1,021,628
Sr. Sec’d. Notes
3.750%	08/15/26		EUR	100	110,384
Sr. Sec’d. Notes, 144A
5.500%	08/15/26			600	609,442
UPCB Finance VII Ltd.,
Sr. Sec’d. Notes
3.625%	06/15/29		EUR	100	109,607
Ziggo Bond Co. BV,
Gtd. Notes, 144A
5.125%	02/28/30			261	258,769
Ziggo BV,
Sr. Sec’d. Notes, 144A
4.875%	01/15/30			200	201,244

					3,309,508

Norway — 0.0%
Equinor ASA,
Gtd. Notes
2.750%	11/10/21			635	653,912

Portugal — 0.0%
Banco Espirito Santo SA,
Sr. Unsec’d. Notes, EMTN
2.625%	05/08/17	(d)	EUR	300	57,556
4.750%	01/15/18	(d)	EUR	400	82,995

					140,551

South Africa — 0.0%
Anglo American Capital PLC,
Gtd. Notes, 144A
5.625%	04/01/30			340	410,724

South Korea — 0.0%
Clark Equipment Co.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25			190	194,332

Spain — 0.1%
Banco de Sabadell SA,
Jr. Sub. Notes
6.500%(ff)	—	(rr)	EUR	200	184,002
Banco Santander SA,
Sr. Unsec’d. Notes
2.746%	05/28/25			400	413,638

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Spain (continued)
3.500%	04/11/22			200	$207,406
Cirsa Finance International Sarl,
Sr. Sec’d. Notes
4.750%	05/22/25		EUR	100	98,038
Sr. Sec’d. Notes, 144A
7.875%	12/20/23			200	185,746
ContourGlobal Power Holdings SA,
Sr. Sec’d. Notes
4.125%	08/01/25		EUR	100	115,159
Ferrovial Netherlands BV,
Gtd. Notes
2.124%(ff)	—	(rr)	EUR	100	105,120
NH Hotel Group SA,
Sr. Sec’d. Notes
3.750%	10/01/23		EUR	116	117,954
Telefonica Europe BV,
Gtd. Notes
4.375%(ff)	—	(rr)	EUR	100	116,030
Jr. Sub. Notes
5.875%(cc)	—	(rr)	EUR	100	121,337

					1,664,430

Sweden — 0.1%
Heimstaden Bostad AB,
Jr. Sub. Notes
3.248%(ff)	—	(rr)	EUR	100	106,737
Intrum AB,
Sr. Unsec’d. Notes
3.000%	09/15/27		EUR	100	93,851
Svenska Handelsbanken AB,
Gtd. Notes, MTN
2.450%	03/30/21			1,600	1,625,591
Verisure Midholding AB,
Gtd. Notes
5.750%	12/01/23		EUR	100	112,639

					1,938,818

Switzerland — 0.2%
Credit Suisse AG,
Sr. Unsec’d. Notes
1.000%	05/05/23			535	538,036
2.800%	04/08/22			315	326,803
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
5.100%(ff)	—	(rr)		200	189,786
6.375%(ff)	—	(rr)		385	390,837
7.500%(ff)	—	(rr)		200	206,106
Dufry One BV,
Gtd. Notes
2.000%	02/15/27		EUR	100	87,651
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50			890	934,981
3.100%	05/17/27			650	729,201

					3,403,401

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom — 0.6%
Ardonagh Midco 3 PLC,
Sr. Sec’d. Notes, 144A
8.625%	07/15/23			464	$484,400
Ashtead Capital, Inc.,
Gtd. Notes, 144A
4.000%	05/01/28			210	209,026
4.250%	11/01/29			235	235,101
Atotech Alpha 3 BV/Alpha US Bidco, Inc.,
Gtd. Notes, 144A
6.250%	02/01/25	(a)		641	634,519
Barclays PLC,
Sub. Notes
4.375%	09/11/24			540	575,745
5.200%	05/12/26			200	223,835
BAT Capital Corp.,
Gtd. Notes
2.764%	08/15/22			1,005	1,040,745
3.557%	08/15/27	(a)		1,290	1,389,093
4.758%	09/06/49			500	560,533
BP Capital Markets PLC,
Gtd. Notes
3.250%(ff)	—	(rr)	EUR	100	112,916
Connect Finco SARL/Connect US Finco LLC,
Sr. Sec’d. Notes, 144A
6.750%	10/01/26			1,425	1,346,377
Diageo Capital PLC,
Gtd. Notes
2.000%	04/29/30	(a)		1,325	1,370,041
2.125%	04/29/32			200	207,202
eG Global Finance PLC,
Sr. Sec’d. Notes
6.250%	10/30/25		EUR	142	155,138
Sr. Sec’d. Notes, 144A
8.500%	10/30/25			274	281,621
FCE Bank PLC,
Sr. Unsec’d. Notes, EMTN
1.615%	05/11/23		EUR	100	105,609
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
4.200%	03/18/43			359	459,662
HBOS Capital Funding LP,
Gtd. Notes
6.850%	—	(rr)		200	202,500
Heathrow Finance PLC,
Sr. Sec’d. Notes
4.125%	09/01/29		GBP	100	115,546
HSBC Holdings PLC,
Jr. Sub. Notes
6.000%(ff)	—	(rr)		418	416,452
LHC3 PLC,
Sr. Sec’d. Notes, Cash coupon 4.125% or PIK 4.875%
4.125%	08/15/24		EUR	100	112,538
Neptune Energy Bondco PLC,
Sr. Unsec’d. Notes, 144A
6.625%	05/15/25			200	174,371

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Pinnacle Bidco PLC,
Sr. Sec’d. Notes
6.375%	02/15/25		GBP	100	$104,825
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22			170	179,465
5.850%	08/15/45			270	336,290
Rolls-Royce PLC,
Gtd. Notes, EMTN
0.875%	05/09/24		EUR	100	101,695
1.625%	05/09/28		EUR	100	97,851
Santander UK PLC,
Sr. Unsec’d. Notes
3.750%	11/15/21			700	728,735
Synlab Bondco PLC,
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.750%(c)	07/01/25		EUR	100	112,366
Unilever Capital Corp.,
Gtd. Notes
2.200%	05/05/22			870	895,725
Unique Pub Finance Co. PLC (The),
Sec’d. Notes, Series N
6.464%	03/30/32		GBP	200	278,985
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
4.500%	08/15/30			248	248,451

					13,497,358

United States — 16.3%
3M Co.,
Sr. Unsec’d. Notes
2.650%	04/15/25	(a)		300	324,792
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39			490	572,103
4.250%	11/21/49			210	253,876
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.125%	07/01/22			125	125,025
5.625%	02/15/23			53	53,001
Gtd. Notes, 144A
5.500%	07/01/28			147	148,097
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.300%	09/15/21			130	132,296
Adient US LLC,
Sr. Sec’d. Notes, 144A
9.000%	04/15/25			144	155,178
Adobe, Inc.,
Sr. Unsec’d. Notes
1.900%	02/01/25			245	258,710
2.150%	02/01/27	(a)		680	729,683
ADT Security Corp. (The),
Sr. Sec’d. Notes
4.125%	06/15/23			17	17,147
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	(a)		417	381,476

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.000%	09/30/27		291	$293,297
AHP Health Partners, Inc.,
Gtd. Notes, 144A
9.750%	07/15/26	(a)	208	213,720
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25		215	214,804
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40		160	168,450
2.800%	05/15/50		145	153,579
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		16	16,342
Gtd. Notes, 144A
4.875%	02/15/30	(a)	400	410,639
5.875%	02/15/28		133	137,197
Allegion PLC,
Gtd. Notes
3.500%	10/01/29		560	589,041
Allegion US Holding Co., Inc.,
Gtd. Notes
3.200%	10/01/24		300	312,610
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/27		709	703,944
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		1,543	1,619,275
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	06/01/29	(a)	404	420,370
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		728	951,505
Sr. Unsec’d. Notes
3.050%	06/05/23		70	70,971
5.800%	05/01/25		293	327,187
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22		200	208,715
4.000%	01/31/24		1,000	1,101,533
4.450%	05/06/50		55	60,105
5.800%	02/14/39		140	174,182
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50		310	314,260
3.875%	08/22/37		55	68,001
4.250%	08/22/57		140	186,728
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24		22	21,829
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24		380	403,213

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
3.500%	01/15/31		150	$168,112
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25		121	113,645
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28		48	46,605
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.875%	01/30/31		145	152,080
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.250%	05/05/21	(a)	1,100	1,114,590
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25		175	175,552
3.375%	10/15/26		601	665,688
3.800%	08/15/29		780	884,331
4.400%	02/15/26		130	149,714
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		65	71,000
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25		440	477,905
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.800%	05/15/30	(a)	440	463,580
3.450%	12/15/27		355	399,994
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22		705	730,741
Amphenol Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25		70	72,908
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27		174	179,561
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25		55	59,479
Anthem, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25		30	31,782
Aon Corp.,
Gtd. Notes
2.800%	05/15/30		190	203,379
Aon PLC,
Gtd. Notes
2.800%	03/15/21		860	871,242
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		6	5,813
4.250%	01/15/44		89	66,936
4.750%	04/15/43		294	235,362
5.250%	02/01/42		25	20,388
5.350%	07/01/49		56	44,609

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49		100	$121,859
Sr. Unsec’d. Notes, Series Z
3.700%	05/01/50		210	234,451
Apple, Inc.,
Sr. Unsec’d. Notes
1.800%	09/11/24		310	324,959
3.000%	02/09/24		235	254,164
APX Group, Inc.,
Sr. Sec’d. Notes
7.875%	12/01/22		39	38,787
8.500%	11/01/24	(a)	106	103,817
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26		133	129,177
Gtd. Notes, 144A
5.000%	04/01/25	(a)	283	278,616
6.375%	05/01/25		184	189,987
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
2.750%	03/27/25	(a)	415	450,554
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.250%	04/01/28		430	395,947
6.875%	04/01/27		292	275,448
Arconic Corp.,
Sr. Sec’d. Notes, 144A
6.000%	05/15/25		320	330,877
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	(a)	386	379,586
5.250%	04/30/25		244	250,496
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27		478	469,134
Ares Capital Corp.,
Sr. Unsec’d. Notes
3.250%	07/15/25		995	965,827
4.200%	06/10/24		830	849,164
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.350%	05/15/50		30	32,073
3.500%	12/01/49		40	42,770
Asbury Automotive Group, Inc.,
Gtd. Notes, 144A
4.500%	03/01/28		67	65,003
4.750%	03/01/30		90	87,762
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25		289	290,831
6.875%	08/01/25		569	576,634
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
10.000%	04/01/22		526	452,196
ASGN, Inc.,
Gtd. Notes, 144A
4.625%	05/15/28		8	7,808

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		76	$74,772
AT&T, Inc.,
Sr. Unsec’d. Notes
3.200%	03/01/22		650	678,116
3.400%	05/15/25		140	153,643
3.600%	07/15/25		275	305,100
4.450%	04/01/24		700	784,250
4.800%	06/15/44		450	521,084
4.850%	03/01/39		246	298,526
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29		100	116,183
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		916	954,849
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25		480	517,174
Axalta Coating Systems LLC,
Gtd. Notes, 144A
4.875%	08/15/24		166	168,029
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
4.750%	06/15/27		150	150,796
Ball Corp.,
Gtd. Notes
4.875%	03/15/26		139	150,714
5.250%	07/01/25		13	14,245
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	(a)	1,080	1,087,959
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—	(rr)	239	253,896
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(rr)	215	237,941
Jr. Sub. Notes, Series X
6.250%(ff)	—	(rr)	171	176,581
Jr. Sub. Notes, Series Z
6.500%(ff)	—	(rr)	163	174,625
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		331	347,666
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26		970	972,131
2.496%(ff)	02/13/31		320	334,869
2.676%(ff)	06/19/41		360	367,707
2.881%(ff)	04/24/23		650	673,156
3.864%(ff)	07/23/24		326	353,718
4.244%(ff)	04/24/38		500	609,629
Sub. Notes
6.110%	01/29/37		150	212,574
Banner Health,
Unsec’d. Notes
3.181%	01/01/50		26	27,356

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27			703	$749,156
Bausch Health Cos., Inc.,
Gtd. Notes
4.500%	05/15/23		EUR	400	446,030
Gtd. Notes, 144A
5.000%	01/30/28	(a)		182	171,496
5.250%	01/30/30	(a)		239	227,860
5.500%	03/01/23			287	286,893
5.875%	05/15/23			21	21,000
6.125%	04/15/25			230	233,035
6.250%	02/15/29			403	405,248
7.000%	01/15/28			357	368,124
Sr. Sec’d. Notes, 144A
5.500%	11/01/25			185	189,542
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.600%	08/15/26			271	296,215
3.500%	08/15/46			150	166,004
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22			375	388,239
3.794%	05/20/50			75	82,945
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36			195	281,025
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.000%	02/11/23	(a)		600	640,097
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25			280	261,453
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30			1,020	1,030,892
3.150%	05/01/50			60	57,716
Block Communications, Inc.,
Gtd. Notes, 144A
4.875%	03/01/28			148	146,574
Blue Cube Spinco LLC,
Gtd. Notes
10.000%	10/15/25			42	43,781
Boeing Co. (The),
Sr. Unsec’d. Notes
4.875%	05/01/25			255	278,123
5.040%	05/01/27			75	82,698
5.150%	05/01/30			1,210	1,348,550
5.805%	05/01/50			865	1,019,919
5.930%	05/01/60			865	1,015,983
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.500%	04/13/27			165	189,469
4.625%	04/13/30			100	117,792
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
5.125%	05/01/25			454	461,145

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	(a)		450	$464,651
Sr. Sec’d. Notes
6.500%	10/02/25		EUR	100	116,050
Sr. Sec’d. Notes, 144A
7.125%	10/02/25			284	297,905
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26			38	36,113
Sr. Unsec’d. Notes, 144A
8.625%	06/01/25			109	113,955
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25			203	212,645
BP Capital Markets America, Inc.,
Gtd. Notes
2.112%	09/16/21			720	733,160
Brand Industrial Services, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	07/15/25			393	354,778
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30			145	160,492
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25			89	90,606
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.250%	08/15/21			1,150	1,172,228
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30			35	35,787
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.125%	01/15/25	(a)		460	490,339
Broadcom, Inc.,
Gtd. Notes, 144A
3.150%	11/15/25			200	212,603
4.150%	11/15/30			783	851,984
4.300%	11/15/32			1,570	1,729,766
5.000%	04/15/30			1,042	1,195,810
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26			58	54,724
5.600%	10/15/44			191	157,272
5.850%	11/15/43			145	126,020
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25			32	30,671
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	06/01/27			91	93,144
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51			130	141,426
4.375%	09/01/42			150	188,397
5.400%	06/01/41			30	41,000

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28			184	$183,510
5.375%	07/15/26			51	52,781
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24			234	79,805
6.250%	04/15/23			416	158,255
6.375%	07/01/26			211	71,665
8.250%	07/15/25			217	79,102
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28			344	337,773
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28			455	444,836
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30			520	562,063
Camelot Finance SA,
Sr. Sec’d. Notes, 144A
4.500%	11/01/26			239	238,388
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.125%	04/24/50	(a)		540	551,571
4.150%	03/15/28			445	513,846
4.800%	03/15/48	(a)		350	458,627
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20			975	978,990
3.450%	04/30/21			634	647,412
Carnival Corp.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/23	(a)		433	468,533
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
1.923%	02/15/23			75	76,530
2.700%	02/15/31			85	84,642
3.377%	04/05/40	(a)		340	330,555
Castle US Holding Corp.,
Sr. Unsec’d. Notes, 144A
9.500%	02/15/28			357	330,803
Catalent Pharma Solutions, Inc.,
Gtd. Notes
2.375%	03/01/28		EUR	124	132,348
Gtd. Notes, 144A
4.875%	01/15/26			92	93,814
5.000%	07/15/27			56	58,167
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	11/18/22			225	232,844
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23			750	809,402
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	(a)		672	686,222
4.500%	05/01/32			436	441,825

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
4.750%	03/01/30		369	$377,987
5.000%	02/01/28		164	169,369
5.125%	05/01/27		328	339,323
5.375%	06/01/29		645	680,430
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25		168	175,169
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27		57	58,609
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29		84	86,917
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.125%	05/01/25		164	165,007
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Sr. Sec’d. Notes, 144A
5.500%	05/01/25		371	372,606
Cengage Learning Acquistions, Inc., Escrow Shares,
Sr. Sec’d. Notes
0.000%	04/15/99^		356	—
0.000%	12/31/99^		69	—
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	(a)	289	291,589
4.250%	12/15/27		97	100,036
4.625%	12/15/29		877	926,496
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26		3	3,122
5.375%	08/15/26		567	589,944
Centennial Resource Production LLC,
Gtd. Notes, 144A
6.875%	04/01/27		244	124,272
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30		200	213,496
CenturyLink, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26	(a)	477	476,339
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	(a)	404	434,844
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	(a)	371	398,200
Sr. Unsec’d. Notes, Series W
6.750%	12/01/23	(a)	327	351,791
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24	(a)	112	123,203
ChampionX Corp.,
Gtd. Notes
6.375%	05/01/26		266	246,989
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Gtd. Notes, 144A
5.750%	03/01/25	(a)	949	936,910
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.250%	05/01/28		42	41,975

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		1,500	$1,599,782
5.375%	04/01/38		200	242,672
5.375%	05/01/47		1,010	1,192,437
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23		48	45,944
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	(a)	364	399,441
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26	(a)	320	317,599
Sr. Sec’d. Notes
5.250%	10/01/25		33	32,883
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25		130	133,720
2.236%	05/11/30		40	41,885
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	(a)	211	205,321
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	02/15/25		306	291,809
8.000%	03/15/26		767	725,108
8.625%	01/15/24		366	358,134
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28		126	120,853
5.500%	04/01/27		419	410,011
Cigna Corp.,
Gtd. Notes
3.200%	09/17/20		125	125,689
3.750%	07/15/23		559	606,886
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		208	212,469
CIT Group, Inc.,
Jr. Sub. Notes, Series A
5.800%(ff)	—	(rr)	290	228,617
Sr. Unsec’d. Notes, MTN
6.000%	04/01/36		526	500,545
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		201	201,236
Citibank NA,
Sr. Unsec’d. Notes
3.650%	01/23/24	(a)	535	586,658
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	—	(rr)	490	437,564
Sr. Unsec’d. Notes
1.678%(ff)	05/15/24		190	193,596
2.572%(ff)	06/03/31		440	454,557

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
2.976%(ff)	11/05/30			730	$775,355
3.106%(ff)	04/08/26			1,375	1,477,569
3.142%(ff)	01/24/23			1,000	1,034,218
Citrix Systems, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/30	(a)		630	672,880
Clarios Global LP,
Sr. Sec’d. Notes, 144A
6.750%	05/15/25			185	192,552
Clarios Global LP/Clarios U.S. Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27	(a)		983	989,291
Sr. Sec’d. Notes
4.375%	05/15/26		EUR	101	112,324
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	(a)		907	935,140
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.125%	07/15/29			149	154,414
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	(a)		372	345,091
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	(a)		841	807,748
Clearway Energy Operating LLC,
Gtd. Notes, 144A
4.750%	03/15/28			160	162,993
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27			65	59,811
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40			320	331,063
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24			40	41,261
6.375%	02/15/26			248	259,160
Colt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25			344	345,946
6.250%	07/01/25			1,182	1,189,454
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27			630	612,675
Comcast Corp.,
Gtd. Notes
3.250%	11/01/39			150	165,490
3.700%	04/15/24			590	654,451
4.049%	11/01/52			90	110,342
4.600%	10/15/38			429	546,149
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25			309	298,101
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24			33	33,605
Sr. Sec’d. Notes, 144A
5.500%	03/01/24			33	33,412

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
6.000%	03/01/26		369	$378,096
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26		144	134,660
9.750%	08/15/26		178	166,093
Gtd. Notes, 144A
7.500%	05/15/25		140	126,841
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.400%	11/01/48		200	275,743
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48		79	97,047
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.125%	05/15/49		130	157,269
Sr. Unsec’d. Notes, Series A
4.200%	03/15/42		150	177,595
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30		40	42,426
3.750%	05/01/50		90	98,003
Constellium SE,
Gtd. Notes, 144A
6.625%	03/01/25	(a)	452	458,761
Sr. Unsec’d. Notes, 144A
5.625%	06/15/28		250	246,476
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23		113	107,946
4.900%	06/01/44		183	146,105
5.000%	09/15/22	(a)	323	317,583
Core & Main LP,
Sr. Unsec’d. Notes, 144A
6.125%	08/15/25		948	943,782
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32		762	771,486
Crown Americas LLC/Crown Americas Capital Corp. V,
Gtd. Notes
4.250%	09/30/26		140	143,522
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26		122	124,739
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25		590	593,356
2.250%	09/01/21		195	198,056
3.250%	01/15/51	(a)	320	322,630
3.650%	09/01/27	(a)	275	305,795
4.150%	07/01/50		330	376,553
5.250%	01/15/23		470	522,609
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26		41	47,761

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25		184	$164,999
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30	(a)	427	424,382
6.625%	10/15/25		6	6,233
Sr. Unsec’d. Notes
5.250%	06/01/24		390	414,109
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		228	221,559
7.750%	07/15/25		201	209,058
10.875%	10/15/25		837	899,929
Cushman & Wakefield U.S. Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28		315	330,248
CVR Energy, Inc.,
Gtd. Notes, 144A
5.750%	02/15/28		86	75,569
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21		825	840,849
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25		68	67,292
5.625%	07/15/27		144	145,264
Gtd. Notes, 144A
6.450%	11/03/36		520	468,043
6.750%	09/15/37		334	300,050
Dealer Tire LLC/DT Issuer LLC,
Sr. Unsec’d. Notes, 144A
8.000%	02/01/28		305	283,530
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25		40	43,690
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.850%	07/15/25		55	63,178
6.100%	07/15/27		100	115,479
8.100%	07/15/36		49	63,416
8.350%	07/15/46		718	952,570
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		282	291,067
DENTSPLY SIRONA, Inc.,
Sr. Unsec’d. Notes
3.250%	06/01/30		160	167,773
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39		285	314,354
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		252	184,001
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	(a)	819	791,782
4.750%	05/31/25		110	117,664

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	(a)	518	$517,566
5.875%	07/15/22		534	543,689
6.750%	06/01/21		325	331,083
7.750%	07/01/26	(a)	374	396,386
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25		191	205,270
Dollar General Corp.,
Sr. Unsec’d. Notes
3.500%	04/03/30		1,715	1,924,396
4.125%	04/03/50		350	418,872
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49		50	63,119
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		160	177,263
4.050%	09/15/42		200	225,741
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31		200	217,501
DTE Energy Co.,
Sr. Unsec’d. Notes, Series B
2.600%	06/15/22		180	186,077
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23		580	626,339
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46		45	50,942
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30		95	95,977
3.800%	07/15/28		600	701,462
3.850%	11/15/42		400	471,639
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	(a)	465	492,818
Sr. Unsec’d. Notes, 144A
10.250%	02/15/27		475	527,203
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
2.169%	05/01/23		30	30,564
3.766%	11/15/20		350	353,578
eBay, Inc.,
Sr. Unsec’d. Notes
2.700%	03/11/30		510	538,395
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28		130	133,814
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	09/15/26	(a)	142	153,774
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25	(a)	984	994,810

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28		35	$33,603
4.750%	02/01/30		49	46,996
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26	(a)	570	546,927
5.750%	01/30/28		314	302,499
6.625%	07/15/25		148	149,140
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28		104	67,080
Sec’d. Notes, 144A
9.500%	07/31/27		112	118,049
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.750%	06/15/28		144	141,074
6.375%	07/15/26		67	69,297
7.750%	01/15/27		59	63,055
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30		60	59,404
4.900%	03/15/35		25	25,266
5.000%	05/15/50		228	216,213
6.000%	06/15/48		106	110,422
6.500%	02/01/42		155	169,284
EnLink Midstream LLC,
Gtd. Notes
5.375%	06/01/29		91	68,275
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25		20	15,366
4.400%	04/01/24		205	170,510
4.850%	07/15/26		48	35,590
5.050%	04/01/45		35	21,842
5.600%	04/01/44		182	110,241
Entegris, Inc.,
Gtd. Notes, 144A
4.375%	04/15/28		171	174,302
Entercom Media Corp.,
Sec’d. Notes, 144A
6.500%	05/01/27		252	226,610
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30		250	264,126
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49		40	44,034
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30		100	119,368
EPR Properties,
Gtd. Notes
4.950%	04/15/28		50	47,727
Sr. Unsec’d. Notes
3.750%	08/15/29		535	473,465

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25		231	$233,353
6.500%	07/01/27		256	262,083
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27		286	232,546
7.000%	02/01/30		122	125,612
Equifax, Inc.,
Sr. Unsec’d. Notes
2.600%	12/15/25		70	74,569
3.100%	05/15/30		130	138,126
Equinix, Inc.,
Sr. Unsec’d. Notes
3.200%	11/18/29		1,750	1,898,072
Essential Utilities, Inc.,
Sr. Unsec’d. Notes
3.566%	05/01/29		365	407,920
Evergy Kansas Central, Inc.,
First Mortgage
3.450%	04/15/50		190	211,318
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29		110	117,745
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		260	289,473
Expedia Group, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25		490	520,685
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A
5.625%	02/01/26	(d)	309	59,835
7.375%	05/15/24	(d)	711	137,589
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25		535	581,165
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	06/15/28		63	63,016
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Sec’d. Notes, 144A
10.000%	04/15/25		580	623,713
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
3.400%	06/15/30		120	125,792
5.500%	09/01/22		475	511,140
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.375%	01/28/25		300	316,254
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN
1.800%	01/30/23		250	256,598
First Republic Bank,
Sr. Unsec’d. Notes
1.912%(ff)	02/12/24		910	930,857

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
1.600%	01/15/26		155	$156,702
Flex Ltd.,
Sr. Unsec’d. Notes
4.875%	05/12/30		285	316,320
Florida Power & Light Co.,
First Mortgage
3.990%	03/01/49		131	166,522
FMC Corp.,
Sr. Unsec’d. Notes
3.200%	10/01/26		805	870,959
3.450%	10/01/29		75	81,135
Ford Foundation (The),
Unsec’d. Notes
2.815%	06/01/70		5	5,158
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26		45	41,919
4.750%	01/15/43		79	62,307
5.291%	12/08/46		190	156,561
8.500%	04/21/23		181	191,372
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.087%	01/09/23		200	190,298
3.810%	01/09/24		495	475,609
4.063%	11/01/24		200	190,692
5.125%	06/16/25	(a)	353	352,647
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26		400	379,678
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22		5	5,006
3.875%	03/15/23		354	354,487
4.250%	03/01/30		249	241,536
5.450%	03/15/43		1,852	1,820,476
frontdoor, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	08/15/26		223	237,237
Frontier Communications Corp.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/27	(d)	902	916,158
FS KKR Capital Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/25		230	222,130
4.625%	07/15/24		320	318,935
Gap, Inc. (The),
Sr. Sec’d. Notes, 144A
8.875%	05/15/27	(a)	124	133,522
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28		245	247,479
Gates Global LLC/Gates Corp.,
Gtd. Notes, 144A
6.250%	01/15/26		306	303,462

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
GCI LLC,
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24		170	$178,318
GCP Applied Technologies, Inc.,
Gtd. Notes, 144A
5.500%	04/15/26		129	128,520
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		370	375,206
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25		75	83,339
General Electric Co.,
Sr. Unsec’d. Notes
3.625%	05/01/30		90	89,903
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30		310	337,523
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	10/01/28		47	50,378
5.200%	04/01/45		140	135,529
5.950%	04/01/49		210	218,744
6.125%	10/01/25		92	103,369
6.250%	10/02/43		110	115,714
6.800%	10/01/27		402	467,426
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.750%	06/20/25		285	281,335
3.550%	07/08/22		10	10,269
4.150%	06/19/23		695	726,393
5.200%	03/20/23	(a)	470	502,263
5.650%	01/17/29		52	57,911
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
5.625%	06/15/24		143	125,864
6.000%	05/15/23		190	172,710
6.500%	10/01/25		86	73,728
7.750%	02/01/28		51	44,981
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24		781	810,300
Georgetown University (The),
Sr. Unsec’d. Notes
2.943%	04/01/50		9	8,975
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.550%	09/01/20		890	893,140
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29		110	117,762
3.800%	04/01/21		245	249,398
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24		115	115,760
4.000%	01/15/30		453	450,687

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
4.000%	01/15/31		170	$168,441
5.250%	06/01/25		1,023	1,112,665
5.300%	01/15/29		5	5,412
5.375%	11/01/23		210	224,367
5.375%	04/15/26		388	423,989
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27		54	55,204
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		520	372,483
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series R
4.950%(ff)	—	(rr)	375	361,458
Sr. Unsec’d. Notes
2.350%	11/15/21	(a)	370	372,272
2.600%	02/07/30		1,682	1,761,887
3.000%	04/26/22		800	814,632
3.500%	04/01/25		490	537,358
3.625%	01/22/23		200	214,077
3.750%	02/25/26		100	111,893
3.800%	03/15/30	(a)	630	713,802
4.017%(ff)	10/31/38	(a)	500	577,719
4.411%(ff)	04/23/39		230	278,777
5.750%	01/24/22		600	647,185
Sub. Notes
6.750%	10/01/37		150	217,088
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
9.500%	05/31/25		153	163,714
Graham Holdings Co.,
Gtd. Notes, 144A
5.750%	06/01/26		70	72,679
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21		460	276,092
Griffon Corp.,
Gtd. Notes, 144A
5.750%	03/01/28		62	61,785
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
Sr. Sec’d. Notes, 144A
7.375%	12/15/23		237	235,884
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27	(a)	335	344,572
Hanesbrands, Inc.,
Gtd. Notes, 144A
5.375%	05/15/25		92	93,094
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.900%	11/19/29		74	77,005
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	(a)	284	272,238
5.375%	09/01/26		401	436,119
5.625%	09/01/28	(a)	613	683,663

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sr. Sec’d. Notes
5.500%	06/15/47		5	$6,102
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26		842	861,115
Hershey Co. (The),
Sr. Unsec’d. Notes
2.650%	06/01/50		30	30,520
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	(a)	260	272,662
5.800%	04/01/47		303	328,380
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.125%	06/15/28		174	167,361
5.625%	02/15/26		53	52,503
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23		880	961,761
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24		96	92,892
4.875%	01/15/30		54	53,176
5.125%	05/01/26		949	942,791
Gtd. Notes, 144A
5.375%	05/01/25		133	132,999
5.750%	05/01/28		150	152,017
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		97	94,694
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
5.000%	02/01/28		234	222,909
Hologic, Inc.,
Gtd. Notes, 144A
4.625%	02/01/28		168	175,382
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49		253	277,437
5.875%	12/16/36		117	173,255
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25		42	39,058
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.870%	02/23/22		165	173,263
6.875%	05/01/25		310	336,720
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25		250	258,115
3.000%	06/17/27		310	325,129
3.400%	06/17/30		250	257,002
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26		847	846,830

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes
5.250%	08/01/26		127	$131,227
Humana, Inc.,
Sr. Unsec’d. Notes
4.625%	12/01/42		60	73,187
Huntington National Bank (The),
Sr. Unsec’d. Notes
1.800%	02/03/23		760	782,061
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27		189	195,388
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24		130	122,893
5.250%	05/15/27		94	90,704
6.250%	02/01/22		114	114,693
6.375%	12/15/25		116	115,103
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.125%	08/01/23	(a)	1,001	1,094,290
4.750%	08/01/28		265	310,934
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	07/01/28		151	157,629
Indigo Natural Resources LLC,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/26		156	144,885
Ingredion, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/50		15	17,113
Installed Building Products, Inc.,
Gtd. Notes, 144A
5.750%	02/01/28		142	143,286
Intercontinental Exchange, Inc.,
Gtd. Notes
3.750%	12/01/25	(a)	550	628,638
Sr. Unsec’d. Notes
3.000%	06/15/50	(a)	1,035	1,072,576
3.750%	09/21/28		135	157,508
4.250%	09/21/48		370	467,256
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.850%	05/13/22		1,500	1,568,793
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28		630	709,055
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29		200	195,335
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	10/01/21		145	150,250
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		120	122,405

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Intuit, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23			85	$85,176
0.950%	07/15/25			95	95,216
1.350%	07/15/27			335	336,150
1.650%	07/15/30			255	254,598
IQVIA, Inc.,
Gtd. Notes
3.250%	03/15/25		EUR	200	226,385
Gtd. Notes, 144A
5.000%	10/15/26			303	311,692
IRB Holding Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25			132	135,938
Iron Mountain, Inc.,
Gtd. Notes
3.000%	01/15/25		EUR	100	110,208
Gtd. Notes, 144A
4.875%	09/15/29			8	7,775
5.250%	07/15/30			299	292,920
5.625%	07/15/32			364	363,159
Itron, Inc.,
Gtd. Notes, 144A
5.000%	01/15/26			30	29,893
Jabil, Inc.,
Sr. Unsec’d. Notes
3.600%	01/15/30			423	443,431
Jaguar Holding Co. II/PPD Development LP,
Gtd. Notes, 144A
4.625%	06/15/25	(a)		404	410,783
5.000%	06/15/28	(a)		380	389,001
James Hardie International Finance DAC,
Gtd. Notes, 144A
5.000%	01/15/28			200	205,828
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25			200	202,656
5.875%	07/15/24			484	490,517
6.750%	02/15/28			245	259,224
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30			300	307,319
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25			27	25,917
4.875%	12/15/27			2	1,921
Sr. Sec’d. Notes, 144A
6.250%	05/15/25			113	118,116
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	06/07/21	(a)	1,170		1,191,112
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38			275	325,093
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—	(rr)		429	411,610

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Jr. Sub. Notes, Series HH
4.600%(ff)	—	(rr)	624	$556,138
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.230%(c)	—	(rr)	195	178,373
Jr. Sub. Notes, Series R
6.000%(ff)	—	(rr)	7	7,069
Jr. Sub. Notes, Series S
6.750%(ff)	—	(rr)	150	162,143
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
4.753%(c)	—	(rr)	150	133,174
Jr. Sub. Notes, Series X
6.100%(ff)	—	(rr)	130	133,235
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.487%(c)	—	(rr)	484	455,462
Sr. Unsec’d. Notes
2.400%	06/07/21		800	813,513
2.700%	05/18/23		420	442,177
2.739%(ff)	10/15/30		1,160	1,242,630
3.200%	01/25/23		200	212,563
3.250%	09/23/22		400	422,717
3.882%(ff)	07/24/38		100	118,123
4.023%(ff)	12/05/24		440	484,772
4.350%	08/15/21		400	417,405
Sub. Notes
3.375%	05/01/23		960	1,026,414
3.875%	09/10/24		700	775,029
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	02/15/26		366	352,930
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29		175	184,852
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		108	106,274
Kentucky Utilities Co.,
First Mortgage
3.300%	06/01/50		140	148,916
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30		45	49,953
3.551%	05/25/21		640	657,843
KeyBank NA,
Sr. Unsec’d. Notes
1.250%	03/10/23	(a)	425	431,220
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27		135	141,246
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	10/30/29	(a)	408	442,607
4.600%	04/06/27	(a)	1,155	1,354,179
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.875%	02/07/50		104	113,140

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	03/01/43			80	$88,709
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46			44	43,170
5.000%	07/15/35			133	146,246
5.000%	06/04/42			10	10,431
5.200%	07/15/45			290	313,268
6.500%	02/09/40			185	222,299
6.875%	01/26/39			285	354,491
Gtd. Notes, 144A
3.875%	05/15/27			43	44,928
4.250%	03/01/31			1,074	1,137,992
4.625%	10/01/39			102	102,231
4.875%	10/01/49			431	446,221
5.500%	06/01/50			982	1,056,413
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/30/25			220	229,675
Kroger Co. (The),
Sr. Unsec’d. Notes
2.200%	05/01/30			185	192,413
L Brands, Inc.,
Gtd. Notes
6.750%	07/01/36			51	42,476
6.875%	11/01/35			465	387,615
Gtd. Notes, 144A
9.375%	07/01/25			6	6,026
Sr. Sec’d. Notes, 144A
6.875%	07/01/25			280	288,969
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.625%	11/15/20			280	281,286
Lamar Media Corp.,
Gtd. Notes, 144A
4.000%	02/15/30			147	141,119
4.875%	01/15/29			55	55,590
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	05/15/28			242	256,212
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25			109	105,794
3.500%	08/18/26			375	374,094
3.900%	08/08/29			37	36,487
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
6.750%	10/15/27			600	613,115
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, EMTN
2.450%	02/05/14	(d)	EUR	900	8,658
4.750%	01/16/14	(d)	EUR	415	4,390
5.375%	10/17/12	(d)	EUR	50	531
Leidos, Inc.,
Gtd. Notes, 144A
4.375%	05/15/30			185	208,489

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25		53	$56,643
4.875%	12/15/23		19	20,079
5.250%	06/01/26		230	249,309
Level 3 Financing, Inc.,
Gtd. Notes, 144A
4.250%	07/01/28		589	587,714
4.625%	09/15/27		202	203,555
Levi Strauss & Co.,
Sr. Unsec’d. Notes
5.000%	05/01/25		38	38,778
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/25		141	144,786
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
6.375%	02/01/24		28	27,284
Live Nation Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	05/15/27		697	718,037
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30		45	46,165
2.500%	11/23/20		184	185,167
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/25		90	102,590
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25	(a)	482	479,942
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.250%	06/01/30		45	47,623
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25		120	130,616
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26		42	42,446
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		390	405,392
3.300%	03/14/23		140	148,602
4.200%	03/01/48		150	185,191
4.350%	01/30/47		45	56,460
4.750%	03/15/39		1,150	1,474,441
4.900%	03/15/49		341	463,511
Masco Corp.,
Sr. Unsec’d. Notes
4.450%	04/01/25		100	113,188
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		26	26,616
5.750%	09/15/26		35	35,756

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26		920	$1,032,894
3.650%	06/01/49		1,178	1,412,668
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		113	83,815
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	06/01/28		136	137,989
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	(a)	151	155,614
6.750%	12/31/25	(a)	116	120,315
Sr. Unsec’d. Notes
5.450%	11/01/41		132	109,384
6.200%	10/01/40		28	24,076
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
3.450%	06/15/27		1,249	1,352,464
McCormick & Co., Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/30		105	110,234
2.700%	08/15/22		625	651,269
4.200%	08/15/47		50	60,999
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		800	826,673
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		148	155,812
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		162	161,103
6.250%	01/15/27	(a)	72	72,006
Medtronic, Inc.,
Gtd. Notes
3.150%	03/15/22		230	241,109
4.625%	03/15/45		70	93,904
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes
2.955%	01/01/50		11	11,841
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26		1,230	1,227,191
1.450%	06/24/30		370	369,744
2.450%	06/24/50		165	165,632
4.000%	03/07/49	(a)	270	349,558
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26		68	56,671
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27		64	66,046
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		900	953,771

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26		254	$251,870
4.500%	01/15/28		541	528,004
5.625%	05/01/24	(a)	520	541,167
5.750%	02/01/27		30	31,107
Gtd. Notes, 144A
4.625%	06/15/25		314	309,061
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		217	218,667
7.750%	03/15/22	(a)	527	536,119
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25	(a)	727	731,545
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23		220	228,632
Microsoft Corp.,
Sr. Unsec’d. Notes
1.550%	08/08/21		430	435,911
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27		189	192,810
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		632	632,644
Minerals Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	07/01/28		122	123,828
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		220	258,530
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24		572	588,805
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28		190	190,523
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20^	(d)	566	—
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25		255	259,807
2.125%	04/13/23		115	119,094
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
4.829%(c)	—	(rr)	93	82,547
Sr. Unsec’d. Notes
5.750%	01/25/21		530	545,741
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	(a)	320	339,589
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26		590	613,123
3.971%(ff)	07/22/38		450	535,536

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
4.300%	01/27/45		330	$414,321
Sub. Notes, MTN
4.100%	05/22/23	(a)	1,300	1,404,988
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	02/23/28		223	252,733
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	(a)	552	513,305
MPLX LP,
Sr. Unsec’d. Notes
4.700%	04/15/48		80	80,197
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29		19	19,134
5.000%	10/15/27		797	820,099
MSCI, Inc.,
Gtd. Notes, 144A
3.875%	02/15/31		526	536,177
4.000%	11/15/29		91	92,820
Mueller Water Products, Inc.,
Gtd. Notes, 144A
5.500%	06/15/26		82	84,853
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.500%	01/15/28		116	71,651
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50		50	52,292
3.850%	06/30/26		32	35,899
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
3.600%	12/01/29		24	23,463
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.700%	03/15/29		50	57,903
Sr. Unsec’d. Notes, MTN
1.750%	01/21/22	(a)	735	750,690
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		264	253,625
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	03/15/27		6	5,031
5.875%	10/25/24		17	15,972
6.750%	06/15/26		115	106,950
7.250%	09/25/23		97	94,779
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24		37	35,221
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25		248	235,140
Sr. Sec’d. Notes, 144A
9.500%	05/01/25		54	57,963
NBCUniversal Enterprise, Inc.,
Jr. Sub. Notes, 144A
5.250%	—	(rr)	100	99,787

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27			47	$46,942
8.125%	04/15/25			77	81,647
NetApp, Inc.,
Sr. Unsec’d. Notes
2.375%	06/22/27			755	764,463
2.700%	06/22/30			135	135,418
Netflix, Inc.,
Sr. Unsec’d. Notes
3.625%	06/15/30		EUR	100	115,721
4.875%	04/15/28			117	124,840
5.875%	11/15/28			225	256,030
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30			116	124,148
5.375%	11/15/29			261	286,141
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26			90	91,317
Sr. Unsec’d. Notes, 144A
10.125%	04/01/22			167	167,037
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25			104	108,846
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	(a)		450	455,350
4.875%	03/15/42			100	127,662
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	(a)		410	421,753
2.750%	05/01/25			75	81,204
2.750%	11/01/29			35	37,762
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.500%	09/15/27	(a)		9	9,416
NFP Corp.,
Sr. Sec’d. Notes, 144A
7.000%	05/15/25			76	79,800
Sr. Unsec’d. Notes, 144A
8.000%	07/15/25			185	183,018
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37			385	470,902
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25	(a)		110	109,377
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40			506	564,317
NiSource, Inc.,
Sr. Unsec’d. Notes
3.650%	06/15/23			660	712,913
Nordstrom, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/15/25			591	635,500

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Northern States Power Co.,
First Mortgage
2.600%	06/01/51			30	$30,531
3.600%	09/15/47			141	165,707
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	06/01/28			68	69,958
Northwestern University,
Unsec’d. Notes
2.640%	12/01/50			62	63,658
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	(a)		443	423,217
5.875%	09/30/26			559	558,991
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28			2	2,114
Sr. Sec’d. Notes, 144A
3.750%	06/15/24			165	174,628
4.450%	06/15/29	(a)		246	260,654
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/50	(a)		600	686,444
3.700%	04/01/60			90	106,808
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21	(a)		536	524,491
2.700%	08/15/22			359	334,475
2.900%	08/15/24	(a)		185	158,151
3.000%	02/15/27			15	11,619
3.200%	08/15/26			30	24,411
3.500%	08/15/29			47	34,499
4.100%	02/01/21	(a)		339	339,797
4.100%	02/15/47			42	28,314
4.200%	03/15/48			250	169,535
4.300%	08/15/39			382	264,919
4.400%	04/15/46			357	248,974
4.400%	08/15/49			83	57,294
4.500%	07/15/44			142	99,034
4.625%	06/15/45			380	267,466
4.850%	03/15/21			25	25,010
6.200%	03/15/40			560	468,708
6.600%	03/15/46			17	14,808
OI European Group BV,
Gtd. Notes
2.875%	02/15/25		EUR	100	108,418
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.500%	04/01/27	(a)		750	787,010
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
2.950%	04/01/25			1,000	1,085,763
7.000%	05/01/32			100	147,220
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41			500	539,034

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
ONEOK, Inc.,
Gtd. Notes
2.750%	09/01/24		545	$548,906
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	(a)	830	889,793
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/28	(a)	675	685,384
7.375%	06/01/25	(a)	431	438,647
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.293%	04/05/27		20	20,884
3.112%	02/15/40		30	30,826
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27		238	214,808
Owl Rock Capital Corp.,
Sr. Unsec’d. Notes
3.750%	07/22/25		730	712,903
4.000%	03/30/25		130	128,374
5.250%	04/15/24		100	103,677
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	06/08/23		45	45,162
1.900%	02/07/23	(a)	680	700,664
Pacific Gas & Electric Co.,
First Mortgage
1.750%	06/16/22		120	120,185
2.500%	02/01/31		80	78,215
3.300%	08/01/40		25	24,357
3.500%	08/01/50		80	77,336
PacifiCorp,
First Mortgage
2.700%	09/15/30		400	436,755
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	(a)	878	900,266
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
4.125%	02/15/28		237	214,686
5.250%	08/15/25		64	61,448
5.375%	01/15/25		27	26,317
5.625%	10/15/27		171	168,476
Pattern Energy Group, Inc.,
Gtd. Notes, 144A
5.875%	02/01/24		114	114,631
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.200%	09/26/22		1,160	1,200,658
2.850%	10/01/29		1,532	1,675,568
3.250%	06/01/50		65	71,083
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25		525	560,164

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
PDC Energy, Inc.,
Gtd. Notes
5.750%	05/15/26		162	$147,314
6.125%	09/15/24		105	98,836
Sr. Unsec’d. Notes
6.250%	12/01/25		116	97,716
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		167	167,335
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.625%	05/01/30		920	936,538
2.625%	03/19/27		405	444,381
2.750%	03/01/23		600	634,534
4.000%	03/05/42		100	124,379
4.450%	04/14/46		410	543,531
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		325	320,588
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39		76	128,254
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30		263	264,275
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	(a)	1,000	1,031,284
2.375%	08/17/22		1,000	1,035,011
2.500%	08/22/22		630	655,085
6.375%	05/16/38	(a)	350	526,934
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.150%	12/15/29		585	601,915
Picasso Finance Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/25		365	371,708
Pioneer Energy Services Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK N/A
11.000%	05/15/25^		379	303,434
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29		56	54,447
3.800%	09/15/30		130	128,031
4.300%	01/31/43		40	34,421
4.900%	02/15/45		80	73,917
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		108	108,506
5.500%	12/15/29		33	34,158
5.625%	01/15/28		103	106,360
5.750%	03/01/27		4	4,125
PQ Corp.,
Gtd. Notes, 144A
5.750%	12/15/25		528	533,496

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50		14	$14,611
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27		266	259,890
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28	(a)	322	303,669
Sr. Sec’d. Notes, 144A
5.250%	04/15/24		156	159,757
5.750%	04/15/26		33	34,206
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.450%	03/25/25		75	81,402
2.800%	03/25/27		505	562,540
3.600%	03/25/50		290	363,521
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		100	103,801
Progressive Corp. (The),
Sr. Unsec’d. Notes
3.950%	03/26/50		240	302,589
4.125%	04/15/47		617	785,410
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23		900	971,203
4.150%	09/15/21		250	257,318
PTC, Inc.,
Gtd. Notes, 144A
4.000%	02/15/28		144	142,986
Public Service Co. of Colorado,
First Mortgage
2.700%	01/15/51		80	81,819
Public Service Electric and Gas Co.,
First Mortgage, MTN
2.700%	05/01/50		190	195,866
Public Storage,
Sr. Unsec’d. Notes
3.385%	05/01/29		890	1,027,952
Puget Sound Energy, Inc.,
First Mortgage
4.223%	06/15/48		105	132,329
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		27	28,881
6.000%	02/15/35		163	187,807
6.375%	05/15/33		265	315,102
7.875%	06/15/32		24	30,698
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		109	74,106
5.375%	10/01/22		388	296,625
6.875%	03/01/21		170	162,733
Qorvo, Inc.,
Gtd. Notes, 144A
4.375%	10/15/29		145	148,652

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (continued)
Qualitytech LP/QTS Finance Corp.,
Gtd. Notes, 144A
4.750%	11/15/25			203	$208,079
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30			714	757,477
4.700%	03/30/45			50	60,800
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	02/15/25			60	60,016
6.875%	02/15/23			133	135,015
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
1.700%	06/15/22			325	330,342
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22			23	20,948
5.000%	03/15/23			292	249,053
5.875%	07/01/22			30	27,739
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23			43	46,499
Sr. Unsec’d. Notes, 144A
2.800%	03/15/22			190	195,842
Realogy Group LLC/Realogy Co-Issuer Corp.,
Sec’d. Notes, 144A
7.625%	06/15/25			93	92,910
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31			470	509,779
4.650%	03/15/47			425	526,795
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	(a)		686	742,544
Sr. Sec’d. Notes, 144A
4.500%	05/15/26		EUR	490	574,241
6.250%	05/15/26			133	140,957
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24			242	243,055
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/24	(a)		385	407,384
4.200%	09/15/28			420	491,430
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.600%	04/15/25			480	551,510
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23			121	119,957
Sr. Sec’d. Notes, 144A
10.875%	06/01/23			85	87,329
11.500%	06/01/25			170	177,174
RP Crown Parent LLC,
Gtd. Notes, 144A
7.375%	10/15/24			541	541,461

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27		347	$308,715
S&P Global, Inc.,
Gtd. Notes
2.950%	01/22/27		589	648,354
3.250%	12/01/49		60	66,004
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	(a)	779	835,440
Sr. Sec’d. Notes, 144A
4.500%	05/15/30	(a)	1,908	2,109,953
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		37	34,028
9.250%	04/15/25		342	360,081
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.450%	06/02/25	(a)	450	468,637
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/27	(a)	355	353,057
Science Applications International Corp.,
Gtd. Notes, 144A
4.875%	04/01/28		189	187,770
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28		110	87,824
7.250%	11/15/29		12	9,629
8.250%	03/15/26	(a)	307	272,437
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		38	35,258
Sr. Unsec’d. Notes, 144A
8.625%	07/01/25		146	136,523
Seagate HDD Cayman,
Gtd. Notes, 144A
4.125%	01/15/31		55	57,739
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33		69	81,616
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23		170	177,926
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		152	161,868
5.625%	11/01/24		33	35,112
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		200	208,822
Sensata Technologies, Inc.,
Gtd. Notes, 144A
4.375%	02/15/30		179	177,134
Service Corp. International,
Sr. Unsec’d. Notes
5.125%	06/01/29		43	46,221

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Service Properties Trust,
Gtd. Notes
7.500%	09/15/25		250	$262,163
Sr. Unsec’d. Notes
4.350%	10/01/24		31	27,934
4.500%	06/15/23		30	28,708
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24		57	57,757
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	(a)	860	925,947
3.125%	06/01/24		225	242,204
3.300%	05/15/50		60	61,187
3.450%	06/01/27		724	809,847
Signature Aviation US Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/01/28		318	287,324
Simmons Foods, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	01/15/24		329	342,976
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30	(a)	322	317,646
5.375%	04/15/25		139	142,823
5.500%	07/01/29		153	161,725
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25	(a)	585	607,245
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		238	130,185
5.625%	06/01/25		119	63,078
6.125%	11/15/22		70	51,056
6.625%	01/15/27		52	25,682
6.750%	09/15/26		73	37,010
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	(a)	1,019	1,039,380
Sophia LP/Sophia Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/23		137	138,405
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		160	162,204
3.650%	02/01/50		160	176,610
First Ref. Mortgage, Series C
4.125%	03/01/48		40	46,685
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42		207	236,944
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41		100	114,173
Southwest Airlines Co.,
Sr. Unsec’d. Notes
4.750%	05/04/23		120	123,368

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Southwestern Energy Co.,
Gtd. Notes
4.100%	03/15/22		286	$274,573
6.200%	01/23/25		91	78,414
7.500%	04/01/26		52	45,553
7.750%	10/01/27		52	45,467
Spectrum Brands, Inc.,
Gtd. Notes, 144A
5.000%	10/01/29		90	88,881
5.500%	07/15/30		111	111,088
Spirit Realty LP,
Gtd. Notes
3.400%	01/15/30		130	122,557
4.000%	07/15/29		400	392,594
Springleaf Finance Corp.,
Gtd. Notes
5.375%	11/15/29		112	105,284
6.625%	01/15/28		115	113,645
7.125%	03/15/26		200	206,920
8.875%	06/01/25		61	65,290
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	282	343,935
8.750%	03/15/32		633	905,385
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		98	110,523
7.625%	02/15/25		131	151,110
7.625%	03/01/26		253	298,816
7.875%	09/15/23		567	639,239
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		406	411,794
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		242	247,263
SRS Distribution, Inc.,
Gtd. Notes, 144A
8.250%	07/01/26	(a)	223	225,135
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		116	118,682
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23		210	224,937
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		347	343,347
5.000%	02/15/27		102	104,141
6.000%	10/15/25		42	43,166
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26		294	231,291
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21		45	43,923

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Stevens Holding Co., Inc.,
Gtd. Notes, 144A
6.125%	10/01/26		181	$189,523
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.000%	10/01/27		170	173,221
5.300%	04/01/44		90	86,857
5.400%	10/01/47		73	71,662
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23		61	60,751
5.500%	02/15/26		82	79,650
5.875%	03/15/28		4	3,984
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25		764	690,014
10.000%	04/15/27	(a)	245	247,643
SVB Financial Group,
Sr. Unsec’d. Notes
3.125%	06/05/30	(a)	475	509,033
Sysco Corp.,
Gtd. Notes
5.950%	04/01/30		103	129,354
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22		500	516,444
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		6	5,749
5.000%	01/15/28		110	103,398
5.125%	02/01/25		42	40,382
5.375%	02/01/27		11	10,612
5.875%	04/15/26	(a)	32	31,802
6.500%	07/15/27		156	157,767
6.875%	01/15/29		244	255,638
TEGNA, Inc.,
Gtd. Notes, 144A
5.500%	09/15/24		81	82,418
Teleflex, Inc.,
Gtd. Notes, 144A
4.250%	06/01/28		312	320,314
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25		186	190,555
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25	(a)	521	528,408
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26		10	10,207
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27		207	205,339
Sr. Sec’d. Notes
4.625%	07/15/24		157	153,782
Sr. Sec’d. Notes, 144A
4.625%	09/01/24		352	347,942
4.625%	06/15/28		102	99,971

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
4.875%	01/01/26		499	$488,943
7.500%	04/01/25		134	142,254
Sr. Unsec’d. Notes
8.125%	04/01/22	(a)	616	645,280
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		51	46,811
TerraForm Power Operating LLC,
Gtd. Notes, 144A
4.250%	01/31/23		280	283,749
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	(a)	419	402,892
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25		324	323,211
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30		190	193,100
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25		50	57,030
4.497%	03/25/30		25	30,807
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		100	107,515
6.550%	05/01/37		142	185,845
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28		170	179,559
Sr. Sec’d. Notes, 144A
3.750%	04/15/27		20	22,162
3.875%	04/15/30		725	805,284
4.375%	04/15/40		535	618,508
4.500%	04/15/50		625	735,761
Toll Brothers Finance Corp.,
Gtd. Notes
3.800%	11/01/29		30	30,162
4.350%	02/15/28		8	8,307
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.900%	03/30/23		320	338,765
3.000%	04/01/25		320	347,951
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30		50	53,415
3.950%	05/15/50		75	80,860
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		2,941	2,942,058
8.000%	12/15/25		560	588,163
Transocean, Inc.,
Gtd. Notes
6.500%	11/15/20		31	29,181
8.375%	12/15/21		55	41,707

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
TRI Pointe Group, Inc.,
Gtd. Notes
5.250%	06/01/27		120	$119,645
5.700%	06/15/28		40	40,886
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.,
Gtd. Notes
5.875%	06/15/24		154	158,984
Truist Bank,
Sr. Unsec’d. Notes
2.800%	05/17/22		1,200	1,248,761
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.200%	08/05/25		970	982,128
U.S. Foods, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/25		108	109,893
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	11/01/23		50	50,294
7.500%	05/15/25		541	545,344
7.500%	09/15/27		158	158,267
8.000%	11/01/26		220	223,829
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25		86	86,379
5.875%	09/15/26		100	104,752
Sec’d. Notes
3.875%	11/15/27		18	17,999
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
12.000%	06/01/25		381	390,404
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		275	287,769
2.375%	08/15/24		160	170,280
2.900%	05/15/50		100	105,533
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23		88	83,696
Sr. Sec’d. Notes, 144A
6.000%	04/15/23		176	172,260
University of Chicago (The),
Unsec’d. Notes
2.761%	04/01/45		47	48,293
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25		128	120,602
6.625%	06/01/27	(a)	405	386,657
Upjohn, Inc.,
Gtd. Notes, 144A
1.650%	06/22/25		45	45,844
2.700%	06/22/30		50	51,357
3.850%	06/22/40		50	53,630
4.000%	06/22/50		40	42,775
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26		191	185,454

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
6.875%	09/01/27		124	$117,816
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25		114	119,238
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	(a)	188	184,324
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/50		235	263,726
4.125%	03/15/29		895	1,049,607
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/23		200	198,228
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.500%	08/10/33		1,086	1,360,572
4.522%	09/15/48		50	66,117
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	(a)	681	733,711
VF Corp.,
Sr. Unsec’d. Notes
2.050%	04/23/22		1,120	1,149,055
2.950%	04/23/30		30	31,992
ViaSat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	(a)	382	391,795
Sr. Unsec’d. Notes, 144A
6.500%	07/15/28		227	227,106
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27		480	450,568
4.125%	08/15/30		912	869,394
4.250%	12/01/26	(a)	462	442,841
4.625%	12/01/29	(a)	502	492,131
Viper Energy Partners LP,
Gtd. Notes, 144A
5.375%	11/01/27		133	130,175
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27		150	156,678
3.650%	09/15/47		265	323,158
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
4.300%	07/15/29		419	441,417
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27	(a)	375	392,844
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22		1,155	1,194,815
4.700%	05/15/30		160	176,885
Wabash National Corp.,
Gtd. Notes, 144A
5.500%	10/01/25	(a)	205	188,611

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Walmart, Inc.,
Sr. Unsec’d. Notes
2.950%	09/24/49		301	$338,547
Washington Gas Light Co.,
Sr. Unsec’d. Notes, MTN
3.650%	09/15/49		10	11,069
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.600%	02/01/30		351	373,259
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26		333	317,708
Wells Fargo & Co.,
Jr. Sub. Notes, Series U
5.875%(ff)	—	(rr)	357	370,580
Sr. Unsec’d. Notes, MTN
2.406%(ff)	10/30/25		213	221,700
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.082%(ff)	09/09/22		350	355,488
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		501	528,279
7.250%	06/15/28		453	477,458
West Street Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	09/01/25		280	271,567
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25		63	59,919
3.950%	06/01/25		142	133,208
4.000%	07/01/22		32	31,914
4.050%	02/01/30		116	111,581
4.650%	07/01/26		103	98,758
4.750%	08/15/28		52	49,854
5.250%	02/01/50		230	199,169
5.300%	03/01/48		309	250,826
5.450%	04/01/44		247	205,908
5.500%	08/15/48		50	40,771
WEX, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/01/23		160	158,884
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25		53	54,605
5.625%	03/15/27		120	123,575
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		160	168,373
5.100%	09/15/45		65	71,072
Williams Scotsman International, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	08/15/23	(a)	450	463,962
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	(a)	380	403,339

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Winnebago Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/15/28		70	$70,000
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
3.300%	09/01/49		35	37,865
WMG Acquisition Corp.,
Gtd. Notes, 144A
5.500%	04/15/26		145	150,048
Sr. Sec’d. Notes, 144A
3.875%	07/15/30		144	145,508
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
8.500%	11/15/24		74	54,194
9.000%	11/15/26		93	68,095
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
6.375%	05/15/25		55	57,763
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30	(a)	592	522,781
5.250%	09/15/24		80	79,069
5.250%	10/15/27		152	142,173
5.750%	06/01/26		40	38,643
5.875%	06/15/28		151	144,605
8.250%	08/01/23		103	114,864
WR Grace & Co-Conn,
Gtd. Notes, 144A
4.875%	06/15/27		203	205,626
5.625%	10/01/24		151	158,987
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	(a)	320	285,974
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25		156	157,174
Xerox Corp.,
Sr. Unsec’d. Notes
4.800%	03/01/35		223	208,058
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25		79	82,722
Yale University,
Unsec’d. Notes
2.402%	04/15/50		67	68,454
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43		8	7,949
Sr. Unsec’d. Notes, 144A
7.750%	04/01/25		225	242,763
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27		274	260,059
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28		1,006	977,749
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30		225	242,656

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/50	265	$279,321
3.450%	11/13/20	245	246,900
4.700%	02/01/43	172	226,319

			345,061,935

TOTAL CORPORATE BONDS (cost $402,835,807)			411,513,720

MUNICIPAL BONDS — 0.1%
California — 0.1%
Los Angeles Unified School District, General Obligation Unlimited, BABs
5.750%	07/01/34	150	206,620
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Series N
3.256%	05/15/60	75	78,296
3.706%	05/15/20	30	30,991
San Francisco Public Utilities Commission Water Revenue., Revenue Bonds, Series A
3.303%	11/01/39	300	325,308
State of California, General Obligation Unlimited, BABs
7.550%	04/01/39	135	239,363
7.625%	03/01/40	250	434,498

			1,315,076

Illinois — 0.0%
Chicago Transit Authority, Revenue Bonds, Series B
6.899%	12/01/40	100	134,926
State of Illinois, General Obligation Unlimited, BABs
7.350%	07/01/35	60	68,260

			203,186

Massachusetts — 0.0%
Commonwealth of Massachusetts, General Obligation Limited, Series H
2.900%	09/01/49	30	32,249

New Jersey — 0.0%
New Jersey Turnpike Authority, Revenue Bonds, BABs, Series F
7.414%	01/01/40	100	169,918

New York — 0.0%
Metropolitan Transportation Authority, Revenue Bonds, BABs, Series E
6.814%	11/15/40	40	52,873
New York City Water & Sewer System, Revenue Bonds, BABs
5.724%	06/15/42	100	155,766
5.952%	06/15/42	80	127,230
New York State Dormitory Authority, Revenue Bonds, Series B
3.142%	07/01/43	70	70,387

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (continued)
Port Authority of New York & New Jersey, Revenue Bonds
4.458%	10/01/62		20	$26,587

				432,843

Ohio — 0.0%
American Municipal Power, Inc., Revenue Bonds, BABs, Series B
7.834%	02/15/41		100	161,900

Oregon — 0.0%
State of Oregon Department of Transportation, Revenue Bonds, BABs, Series A
5.834%	11/15/34		200	290,768

Texas — 0.0%
Dallas Area Rapid Transit, Revenue Bonds, BABs, Series B
5.999%	12/01/44		85	132,162
Grand Parkway Transportation Corp., Revenue Bonds
3.236%	10/01/52		15	15,660
Texas Transportation Commission State Highway Fund, Revenue Bonds
4.000%	10/01/33	(hh)	170	210,951
University of Texas System (The), Revenue Bonds, Series B
2.439%	08/15/49		90	91,534

				450,307

TOTAL MUNICIPAL BONDS (cost $2,759,140)				3,056,247

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.9%
United States
Bear Stearns Asset-Backed Securities Trust,
Series 2004-AC02, Class 2A
5.000%	05/25/34		38	37,438
Citigroup Mortgage Loan Trust,
Series 2014-A, Class A, 144A
4.000%(cc)	01/25/35		33	34,828
Connecticut Avenue Securities Trust,
Series 2019-R06, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	09/25/39		226	225,338
Series 2019-R07, Class 1M1, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
0.955%(c)	10/25/39		445	445,023
Series 2020-R01, Class 1M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.985%(c)	01/25/40		3,166	3,148,348
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	01/25/40		1,298	1,284,244
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
3.735%(c)	07/25/29		1,227	1,233,897

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2017-C06, Class 1M2A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.835%(c)	02/25/30	1,717	$1,717,322
Series 2018-C02, Class 2ED2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.085%(c)	08/25/30	2,339	2,269,086
FHLMC Structured Agency Credit Risk REMICS Trust,
Series 2020-DNA03, Class M1, 144A
—%(p)	06/25/50	2,400	2,400,000
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA01, Class M3, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
5.718%(c)	07/25/28	743	776,470
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.385%(c)	07/25/29	53	52,852
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450% (Cap N/A, Floor 0.000%)
3.635%(c)	10/25/29	460	466,192
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	03/25/30	231	230,739
Series 2019-FTR02, Class M1, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.135%(c)	11/25/48	930	916,059
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.935%(c)	02/25/50	1,923	1,905,883
Series 2020-HQA01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	01/25/50	335	334,858
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.985%(c)	12/25/30	111	110,805
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	09/25/48	7	7,221
Series 2018-HRP2, Class M2, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.435%(c)	02/25/47	1,062	1,045,996

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $18,958,786)			18,642,599

SOVEREIGN BONDS — 0.1%
Israel — 0.0%
Israel Government International Bond,
Sr. Unsec’d. Notes
2.750%	07/03/30	290	319,327

Mexico — 0.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.000%	10/02/23	400	425,579

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Mexico (continued)
Sr. Unsec’d. Notes, MTN
6.750%	09/27/34		246	$323,513

				749,092

Peru — 0.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
4.125%	08/25/27		259	297,141

Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
5.100%	06/18/50	(a)	460	594,021

TOTAL SOVEREIGN BONDS (cost $1,768,091)				1,959,581

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.6%
Federal Farm Credit Banks Funding Corp.
3.125%	02/06/30		600	705,843
Federal Home Loan Bank
4.000%	09/01/28		245	299,151
Federal Home Loan Mortgage Corp.
2.500%	10/01/49		119	124,179
3.000%	03/01/27		63	66,539
3.000%	05/01/27		26	27,248
3.000%	11/01/27		157	165,407
3.000%	04/01/29		164	175,420
3.000%	02/01/31		200	210,612
3.000%	05/01/31		45	46,915
3.000%	06/01/31		25	25,926
3.000%	05/01/33		14	14,847
3.000%	05/01/33		35	37,352
3.000%	05/01/33		75	80,389
3.000%	07/01/46		1,252	1,328,016
3.000%	07/01/46		1,417	1,503,503
3.000%	12/01/46		1,542	1,628,985
3.000%	05/01/50		211	223,642
3.500%	03/01/32		68	73,297
3.500%	04/01/32		150	160,207
3.500%	05/01/35		94	100,409
3.500%	03/01/38		96	101,472
3.500%	09/01/38		27	28,847
3.500%	01/01/47		180	190,682
4.000%	07/01/29		17	18,090
4.000%	05/01/33		102	108,130
4.000%	06/01/44		458	502,363
4.000%	02/01/45		40	44,546
4.000%	02/01/48		58	62,809
4.000%	06/01/48		112	122,174
4.000%	06/01/48		118	130,932
4.500%	06/01/38		53	57,739
4.500%	07/01/39		110	122,609
4.500%	09/01/39		6	6,182
4.500%	10/01/39		20	22,694
4.500%	01/01/40		42	47,290
4.500%	02/01/40		6	6,383
4.500%	04/01/40		12	13,726
4.500%	02/01/41		50	55,474

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	07/01/41	8	$8,927
4.500%	08/01/41	6	7,209
4.500%	10/01/41	196	218,925
4.500%	01/01/42	9	10,225
4.500%	05/01/42	8	8,852
4.500%	01/01/45	10	10,719
4.500%	01/01/46	183	202,482
4.500%	09/01/46	26	29,640
4.500%	05/01/47	36	39,148
4.500%	06/01/47	21	22,901
4.500%	06/01/48	68	72,715
4.500%	07/01/48	19	20,797
4.500%	07/01/48	36	39,527
4.500%	07/01/48	62	66,776
4.500%	10/01/48	29	31,006
4.500%	10/01/48	52	57,845
5.000%	01/01/37	20	23,391
5.000%	02/01/37	19	22,276
5.000%	03/01/38	140	161,207
5.000%	09/01/47	14	15,244
5.000%	03/01/48	18	19,688
5.000%	05/01/48	79	86,719
5.000%	04/01/49	34	36,918
5.500%	06/01/35	81	93,557
5.500%	08/01/38	89	102,016
6.000%	09/01/36	89	103,730
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.495% (Cap 6.708%, Floor 1.495%)
4.370%(c)	06/01/43	4	4,515
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.600% (Cap 7.500%, Floor 1.600%)
2.500%(c)	08/01/43	7	7,257
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.650% (Cap 7.454%, Floor 1.650%)
2.454%(c)	05/01/43	25	26,094
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.775% (Cap 8.333%, Floor 1.775%)
4.459%(c)	08/01/41	33	34,242
Federal National Mortgage Assoc.
2.000%	TBA	5,250	5,369,971
2.500%	TBA	6,775	7,091,255
2.500%	TBA	36,815	38,363,818
2.500%	01/01/50	317	330,326
3.000%	TBA	19,132	20,143,633
3.000%	TBA	3,715	3,903,307
3.000%	01/01/27	84	88,187
3.000%	08/01/27	26	27,817
3.000%	09/01/27	19	19,862
3.000%	09/01/27	175	184,825
3.000%	11/01/27	14	14,816
3.000%	11/01/27	18	18,578
3.000%	11/01/27	19	20,420
3.000%	11/01/27	26	27,482
3.000%	11/01/27	29	30,719
3.000%	11/01/27	36	37,871
3.000%	12/01/27	16	17,208
3.000%	05/01/33	21	22,411
3.000%	05/01/33	37	38,935

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	05/01/33	62	$65,803
3.000%	08/01/33	403	429,750
3.000%	12/01/35	217	230,836
3.000%	11/01/49	96	102,301
3.000%	12/01/49	124	131,229
3.000%	02/01/50	286	302,554
3.000%	03/01/50	104	109,991
3.500%	TBA	1,120	1,176,656
3.500%	TBA	7,962	8,373,163
3.500%	11/01/30	11	11,337
3.500%	05/01/32	37	40,035
3.500%	06/01/32	103	109,891
3.500%	08/01/32	32	33,797
3.500%	09/01/32	287	306,661
3.500%	01/01/35	50	53,239
3.500%	06/01/35	49	52,801
3.500%	06/01/35	88	94,528
3.500%	09/01/38	14	15,243
3.500%	08/01/45	474	512,874
3.500%	07/01/48	969	1,032,846
3.500%	07/01/48	1,215	1,290,160
3.500%	11/01/51	1,977	2,139,434
4.000%	TBA	2	2,116
4.000%	TBA	7,000	7,416,992
4.000%	05/01/26	145	153,531
4.000%	02/01/31	135	145,502
4.000%	05/01/33	74	78,994
4.000%	06/01/33	34	36,163
4.000%	07/01/33	18	18,824
4.000%	12/01/33	50	52,893
4.000%	06/01/38	344	367,059
4.000%	09/01/42	14	15,777
4.000%	09/01/42	1,460	1,649,619
4.000%	09/01/43	108	120,432
4.000%	05/01/44	130	145,374
4.000%	10/01/44	315	348,204
4.000%	03/01/45	126	140,502
4.000%	09/01/45	41	45,783
4.000%	06/01/46	625	699,826
4.000%	10/01/46	44	48,455
4.000%	11/01/46	56	62,936
4.000%	11/01/46	88	99,386
4.000%	04/01/47	94	103,081
4.000%	05/01/47	32	35,032
4.000%	05/01/47	686	748,677
4.000%	09/01/47	99	111,349
4.000%	10/01/47	584	654,436
4.000%	12/01/47	380	427,293
4.000%	04/01/50	2,450	2,627,143
4.000%	01/01/57	161	177,236
4.000%	02/01/57	183	202,347
4.500%	TBA	350	376,059
4.500%	TBA	75	78,916
4.500%	01/01/42	56	62,134
4.500%	01/01/42	127	141,036
4.500%	09/01/42	214	237,767
4.500%	06/01/44	60	65,817
4.500%	06/01/44	88	98,048

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	02/01/45	255	$285,732
4.500%	08/01/45	312	349,408
4.500%	11/01/45	12	12,769
4.500%	12/01/45	30	32,558
4.500%	12/01/45	32	35,509
4.500%	01/01/46	20	21,532
4.500%	02/01/46	46	50,740
4.500%	02/01/46	687	763,812
4.500%	03/01/46	12	13,181
4.500%	04/01/46	1	1,479
4.500%	05/01/46	1	1,478
4.500%	07/01/46	24	25,948
4.500%	08/01/46	4	4,422
4.500%	08/01/46	8	8,433
4.500%	08/01/46	14	15,514
4.500%	08/01/46	119	128,912
4.500%	09/01/46	6	6,156
4.500%	10/01/46	69	74,721
4.500%	10/01/46	99	106,714
4.500%	01/01/47	9	10,214
4.500%	01/01/47	18	19,089
4.500%	01/01/47	27	29,357
4.500%	01/01/47	31	33,577
4.500%	02/01/47	6	6,473
4.500%	02/01/47	11	12,141
4.500%	03/01/47	11	11,572
4.500%	06/01/47	111	120,043
4.500%	06/01/47	385	422,906
4.500%	01/01/48	243	261,621
4.500%	02/01/48	56	62,320
4.500%	02/01/48	59	64,815
4.500%	02/01/48	70	77,591
4.500%	02/01/48	99	108,233
4.500%	03/01/48	67	75,899
4.500%	04/01/48	555	604,647
4.500%	05/01/48	84	90,703
4.500%	06/01/48	171	189,803
4.500%	07/01/48	32	34,766
4.500%	08/01/48	106	116,751
4.500%	05/01/49	67	71,720
4.500%	07/01/49	82	88,354
5.000%	TBA	75	78,918
5.000%	06/01/39	46	52,103
5.000%	12/01/39	81	92,657
5.000%	01/01/40	2	2,329
5.000%	04/01/40	205	235,724
5.000%	05/01/40	15	16,892
5.000%	06/01/40	2	2,760
5.000%	06/01/40	3	3,522
5.000%	06/01/40	11	12,352
5.000%	07/01/40	3	3,326
5.000%	07/01/40	9	10,087
5.000%	08/01/40	33	37,604
5.000%	09/01/40	6	7,157
5.000%	10/01/40	21	24,376
5.000%	02/01/41	144	165,792
5.000%	05/01/41	139	159,599
5.000%	05/01/41	516	592,883

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	05/01/48	78		$87,588
5.000%	04/01/49	59		65,194
5.000%	04/01/49	143		159,416
5.500%	04/01/36	56		64,042
5.500%	05/01/36	32		36,228
5.500%	09/01/36	100		113,851
5.500%	08/01/37	74		84,949
5.500%	09/01/41	168		193,157
6.000%	07/01/41	118		137,509
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.880%, Floor 1.530%)
2.837%(c)	05/01/43	53		55,028
Federal National Mortgage Assoc., 12 Month LIBOR + 1.530% (Cap 6.905%, Floor 1.530%)
3.280%(c)	04/01/43	—	(r)	356
Federal National Mortgage Assoc., 12 Month LIBOR + 1.535% (Cap 7.039%, Floor 1.535%)
2.372%(c)	06/01/43	50		51,598
Federal National Mortgage Assoc., 12 Month LIBOR + 1.695% (Cap 7.552%, Floor 1.695%)
4.445%(c)	08/01/42	28		29,020
Federal National Mortgage Assoc., 12 Month LIBOR + 1.750% (Cap 7.835%, Floor 1.750%)
4.328%(c)	08/01/41	28		29,669
Government National Mortgage Assoc.
2.500%	TBA	3,050		3,209,291
3.000%	TBA	7,727		8,184,281
3.000%	07/15/43	83		87,866
3.000%	01/15/44	32		33,592
3.000%	12/15/46	65		68,622
3.000%	02/15/47	124		130,855
3.000%	02/15/47	163		172,682
3.000%	12/20/47	450		477,400
3.000%	01/20/48	622		660,055
3.500%	12/20/47	325		347,553
3.500%	05/20/50	31,164		33,009,806
4.000%	TBA	4,150		4,399,648
4.000%	12/15/40	64		69,858
4.000%	12/15/46	79		85,430
4.000%	05/15/48	97		102,367
4.000%	05/15/48	244		257,976
4.000%	11/20/48	113		119,891
4.500%	TBA	1,250		1,334,375
4.500%	01/20/41	108		120,677
4.500%	03/20/41	16		17,163
4.500%	04/20/41	42		46,480
4.500%	09/20/43	15		16,433
4.500%	08/20/46	22		24,505
4.500%	09/20/46	18		19,880
4.500%	10/20/46	15		16,561
4.500%	11/20/46	15		16,366
4.500%	10/20/47	13		13,821
4.500%	04/20/48	769		829,576
4.500%	08/20/48	120		127,899
5.000%	TBA	500		543,086
5.000%	10/20/39	202		227,487
5.000%	04/20/48	231		252,831
5.000%	11/20/48	92		100,386

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	07/20/40	401	$461,993
5.500%	04/20/48	25	26,853
6.000%	09/20/38	81	92,507
6.000%	10/20/38	104	119,373

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $181,364,410)			183,268,610

TOTAL LONG-TERM INVESTMENTS (cost $1,181,098,277)			1,208,293,228

		Shares

SHORT-TERM INVESTMENTS — 49.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)		964,834,160	964,834,160
PGIM Institutional Money Market Fund (cost $79,423,104; includes $79,382,092 of cash collateral for securities on loan)(b)(w)		79,423,104	79,423,104

TOTAL SHORT-TERM INVESTMENTS (cost $1,044,257,264)			1,044,257,264

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 106.0% (cost $2,225,355,541)			2,252,550,492

SECURITIES SOLD SHORT — (0.0)%

COMMON STOCKS — (0.0)%
Ireland — (0.0)%
Flutter Entertainment PLC*		3,172	(417,280)

United States — (0.0)%
Continental Resources, Inc.		1,500	(26,295)

TOTAL COMMON STOCKS (proceeds received $305,891)			(443,575)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITY — (0.0)%
United States
Avid Automobile Receivables Trust,
Series 2019-01, Class A, 144A
2.620%	02/15/24	529,493	(534,566)

(proceeds received $510,961)
TOTAL SECURITIES SOLD SHORT (proceeds received $816,852)			(978,141)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 106.0% (cost $2,224,538,689)			2,251,572,351
Liabilities in excess of other assets(z) — (6.0)%			(126,923,729)

NET ASSETS — 100.0%			$2,124,648,622

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,444,372 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $78,358,674; cash collateral of $79,382,092 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(hh)	When-issued security.

(p)	Interest rate not available as of June 30, 2020.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2020:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, SuperPriority Secured DIP Term Loan, 1 Month LIBOR + 5.500%, 4.700%, Maturity Date 7/14/2021 (cost $267,415)	271	$275,068	$7,653	$—

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Government National Mortgage Assoc. (proceeds receivable $12,937,711)	3.500%	TBA	07/21/20	(12,300)	$(12,979,383)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,507	10 Year U.S. Treasury Notes	Sep. 2020	$209,732,023	$492,135
76	20 Year U.S. Treasury Bonds	Sep. 2020	13,570,750	140,089
403	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	87,916,969	645,322
193	Euro STOXX 50 Index	Sep. 2020	6,988,608	286,964
193	Euro-BTP Italian Government Bond	Sep. 2020	31,198,292	506,839
260	FTSE/MIB Index	Sep. 2020	28,172,549	920,692
335	IBEX 35 Index	Jul. 2020	27,135,705	376,836
1,376	Mini MSCI EAFE Index	Sep. 2020	122,353,920	1,166,154
1,040	Mini MSCI Emerging Markets Index	Sep. 2020	51,256,400	383,605
1,639	S&P 500 E-Mini Index	Sep. 2020	253,241,890	7,220,834
86	S&P/TSX 60 Index	Sep. 2020	11,763,553	352,956

				12,492,426

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
410	2 Year U.S. Treasury Notes	Sep. 2020	$90,539,532	$(60,712)
26	5 Year U.S. Treasury Notes	Sep. 2020	3,269,297	(5,012)
72	10 Year U.S. Treasury Notes	Sep. 2020	10,020,375	(37,201)
79	10 Year U.S. Ultra Treasury Notes	Sep. 2020	12,441,266	(148,100)
3	20 Year U.S. Treasury Bonds	Sep. 2020	535,688	(7,303)
10	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	2,181,563	(29,993)
88	FTSE 100 Index	Sep. 2020	6,703,283	(154,164)
50	TOPIX Index	Sep. 2020	7,216,948	(65,209)

				(507,694)

				$11,984,732

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar, Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	29,843	$20,692,902	$20,599,813	$—	$(93,089)
British Pound, Expiring 07/06/20	Deutsche Bank AG	GBP	444	546,169	550,179	4,010	—
Canadian Dollar,
Expiring 07/06/20	JPMorgan Chase Bank, N.A.	CAD	215	157,056	158,371	1,315	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	27,348	20,306,213	20,147,679	—	(158,534)
Euro,
Expiring 07/06/20	Morgan Stanley & Co. International PLC	EUR	7,768	8,722,676	8,728,414	5,738	—
Expiring 09/16/20	Citibank, N.A.	EUR	80,520	91,732,248	90,619,189	—	(1,113,059)
Japanese Yen, Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	2,138,909	20,021,632	19,829,979	—	(191,653)

				$162,178,896	$160,633,624	11,063	(1,556,335)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/06/20	Goldman Sachs International	GBP	99	$125,177	$122,675	$2,502	$—
Expiring 07/06/20	UBS AG	GBP	545	671,220	675,333	—	(4,113)
Expiring 08/05/20	Deutsche Bank AG	GBP	444	546,267	550,290	—	(4,023)
Canadian Dollar,
Expiring 07/06/20	BNP Paribas S.A.	CAD	215	156,240	158,371	—	(2,131)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CAD	215	157,070	158,382	—	(1,312)
Euro,
Expiring 07/06/20	Barclays Bank PLC	EUR	75	83,799	84,272	—	(473)
Expiring 07/06/20	Citibank, N.A.	EUR	88	97,954	98,880	—	(926)
Expiring 07/06/20	Royal Bank of Scotland PLC	EUR	101	111,169	113,488	—	(2,319)
Expiring 07/06/20	Royal Bank of Scotland PLC	EUR	100	110,270	112,364	—	(2,094)
Expiring 07/06/20	UBS AG	EUR	8,080	8,993,792	9,078,988	—	(85,196)
Expiring 08/05/20	Morgan Stanley & Co. International PLC	EUR	7,768	8,728,324	8,734,334	—	(6,010)
Expiring 09/16/20	UBS AG	EUR	18,400	20,973,292	20,707,882	265,410	—

				$40,754,574	$40,595,259	267,912	(108,597)

						$278,975	$(1,664,932)

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Altice FinCo SA	12/20/24	5.000%(Q)	EUR	40	$(2,840)	$(4,862)	$2,022	Credit Suisse International
Altice FinCo SA	12/20/24	5.000%(Q)	EUR	30	(2,130)	(3,009)	879	Credit Suisse International
Nordstrom, Inc.	06/20/25	1.000%(Q)		43	7,243	10,244	(3,001)	Barclays Bank PLC
SES SA	06/20/25	1.000%(Q)	EUR	15	206	367	(161)	Credit Suisse International
SES SA	06/20/25	1.000%(Q)	EUR	15	197	387	(190)	Credit Suisse International

					$2,676	$3,127	$(451)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	47	6.174%	$(7,151)	$(4,486)	$(2,665)	Barclays Bank PLC
Casino Guichard Perrachon SA	06/20/23	1.000%(Q)	EUR	10	6.174%	(1,520)	(476)	(1,044)	JPMorgan Chase Bank, N.A.
CenturyLink, Inc.	12/20/23	1.000%(Q)		152	3.005%	(9,916)	(9,137)	(779)	Barclays Bank PLC
CenturyLink, Inc.	06/20/25	1.000%(Q)		150	3.565%	(17,065)	(22,654)	5,589	Barclays Bank PLC
Garfunkelux Holdco 2 S.A.	12/20/24	5.000%(Q)	EUR	30	10.674%	(5,824)	—	(5,824)	Credit Suisse International
Garfunkelux Holdco 2 S.A.	12/20/24	5.000%(Q)	EUR	10	10.674%	(1,941)	(125)	(1,816)	Credit Suisse International
Garfunkelux Holdco 2 S.A.	12/20/24	5.000%(Q)	EUR	10	10.674%	(1,941)	312	(2,253)	Credit Suisse International
Garfunkelux Holdco 2 S.A.	12/20/24	5.000%(Q)	EUR	10	10.674%	(1,941)	551	(2,492)	Credit Suisse International
Intrum AB	12/20/24	5.000%(Q)	EUR	20	7.170%	(1,707)	583	(2,290)	Credit Suisse International
Rolls-Royce Holdings PLC	06/20/25	1.000%(Q)	EUR	14	4.238%	(2,162)	(2,490)	328	Citibank, N.A.
Rolls-Royce Holdings PLC	06/20/25	1.000%(Q)	EUR	10	4.238%	(1,574)	(1,474)	(100)	JPMorgan Chase Bank, N.A.
Rolls-Royce Holdings PLC	06/20/25	1.000%(Q)	EUR	6	4.238%	(986)	(1,135)	149	Citibank, N.A.
Tesco PLC	12/20/28	1.000%(Q)	EUR	60	1.436%	(2,374)	(5,221)	2,847	Morgan Stanley & Co. International PLC

						$(56,102)	$(45,752)	$(10,350)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	2,959	$(26,765)	$(35,667)	$(8,902)

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.NA.HY.34.V6	06/20/25	5.000%(Q)	6,974	5.157%	$(366,399)	$(36,775)	$329,624

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	606	$51,609	$—	$51,609
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	2,863	64,981	—	64,981
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	3,888	269,787	—	269,787
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	4,057	142,654	—	142,654
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	4,197	40,712	—	40,712
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	11,517	540,720	—	540,720

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	16,811	$513,362	$—	$513,362
Bloomberg Commodity Index(T)	3 Month Treasury Bill(T)	JPMorgan Chase Bank, N.A.	2/26/21	69,620	(8,194,972)	—	(8,194,972)
MSCI US REIT Index(Q)	3 Month LIBOR minus 45bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	7,732	17,808	—	17,808
MSCI US REIT Index(Q)	3 Month LIBOR minus 45bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	8,952	742,323	—	742,323
MSCI US REIT Index(Q)	3 Month LIBOR minus 45bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	13,839	696,842	—	696,842
MSCI US REIT Index(Q)	3 Month LIBOR minus 45bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	21,264	48,973	—	48,973
MSCI US REIT Index(Q)	3 Month LIBOR minus 4bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	2,418	181,821	—	181,821
MSCI US REIT Index(Q)	3 Month LIBOR minus 4bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	4,403	(1,720)	—	(1,720)
MSCI US REIT Index(Q)	3 Month LIBOR minus 4bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	5,889	(285,725)	—	(285,725)
MSCI US REIT Index(Q)	3 Month LIBOR minus 4bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	8,025	(93,878)	—	(93,878)
MSCI US REIT Index(Q)	3 Month LIBOR minus 4bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	10,527	(353,100)	—	(353,100)
MSCI US REIT Index(Q)	3 Month LIBOR minus 4bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	13,546	1,004,720	—	1,004,720
MSCI US REIT Index(Q)	3 Month LIBOR plus 22bps(Q)	JPMorgan Chase Bank, N.A.	7/10/20	114,333	92,781	—	92,781

					$(4,520,302)	$—	$(4,520,302)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$12,444	$(55,069)	$4,420,907	$(8,952,010)

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Barclays Bank PLC	$970,697	$—
Goldman Sachs & Co. LLC	57,961,040	—

Total	$58,931,737	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$7,555,469	$—
Austria	—	244,430	—
Belgium	—	592,289	—
Brazil	2,019,978	—	—
Canada	11,316,582	—	—
Chile	20,672	—	—
China	7,143,923	14,529,123	—
Czech Republic	—	108,073	—
Denmark	—	1,773,882	—
Finland	—	1,521,666	—
France	—	14,747,858	—
Germany	—	9,456,841	—
Hong Kong	—	3,944,971	—
Hungary	—	354,276	—
India	—	3,979,842	—
Indonesia	—	813,908	—
Ireland	—	575,818	—
Israel	50,023	197,068	—
Italy	—	2,323,128	—
Japan	—	29,770,887	—
Jordan	—	61,038	—
Luxembourg	—	353,759	—
Macau	—	45,781	—
Malaysia	—	886,113	—
Mexico	849,505	—	—
Netherlands	50,177	7,040,545	—
New Zealand	—	281,437	—
Norway	—	1,215,845	—
Philippines	—	203,251	—
Poland	—	691,890	—
Portugal	—	178,887	—
Russia	11,101	847,004	—
Saudi Arabia	—	67	—
Singapore	—	828,306	—
South Africa	—	2,133,804	—
South Korea	—	5,716,147	—
Spain	—	1,979,225	—
Sweden	—	4,276,314	—

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Switzerland	$—	$14,493,911	$—
Taiwan	8,609	6,780,899	—
Thailand	—	540,169	—
Turkey	—	257,182	—
United Arab Emirates	—	—	—
United Kingdom	936,024	16,564,593	—
United States	222,242,249	93,089	734,664
Exchange-Traded Fund
United States	77,606,715	—	—
Preferred Stocks
Brazil	1,094,966	—	—
Colombia	7,420	—	—
Germany	—	188,342	—
Russia	—	20,453	—
South Korea	—	51,555	—
Rights
China	—	—	—
Spain	889	11,323	—
United States	26,825	—	—
Asset-Backed Securities
Cayman Islands	—	247,719	—
United States	—	74,195,242	—
Bank Loans
Canada	—	989,443	—
Jersey	—	9,987	—
Luxembourg	—	3,141,253	—
Saint Lucia	—	176,186	—
United Kingdom	—	448,302	—
United States	—	12,549,299	1,266,299
Commercial Mortgage-Backed Securities
United States	—	13,404,346	—
Convertible Bonds
United States	—	933,640	139,975
Corporate Bonds
Austria	—	111,226	—
Belgium	—	416,321	—
Brazil	—	16,663	—
Canada	—	15,479,522	—
Chile	—	408,252	—
China	—	5,443,433	—
Finland	—	255,264	—
France	—	2,701,621	—
Germany	—	1,707,949	—
Ireland	—	1,691,107	—
Italy	—	1,964,821	—
Japan	—	5,959,136	—
Luxembourg	—	5,083,436	—
Netherlands	—	3,309,508	—
Norway	—	653,912	—
Portugal	—	140,551	—
South Africa	—	410,724	—
South Korea	—	194,332	—
Spain	—	1,664,430	—
Sweden	—	1,938,818	—
Switzerland	—	3,403,401	—
United Kingdom	—	13,497,358	—
United States	—	344,758,501	303,434
Municipal Bonds
California	—	1,315,076	—

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Municipal Bonds (continued)
Illinois	$—	$203,186	$—
Massachusetts	—	32,249	—
New Jersey	—	169,918	—
New York	—	432,843	—
Ohio	—	161,900	—
Oregon	—	290,768	—
Texas	—	450,307	—
Residential Mortgage-Backed Securities
United States	—	18,642,599	—
Sovereign Bonds
Israel	—	319,327	—
Mexico	—	749,092	—
Peru	—	297,141	—
Uruguay	—	594,021	—
U.S. Government Agency Obligations	—	183,268,610	—
Affiliated Mutual Funds	1,044,257,264	—	—

Total	$1,367,642,922	$882,463,198	$2,444,372

Liabilities
Common Stocks
Ireland	$—	$(417,280)	$—
United States	(26,295)	—	—
Asset-Backed Security
United States	—	(534,566)	—

Total	$(26,295)	$(951,846)	$—

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$7,653	$—
Futures Contracts	12,492,426	—	—
OTC Forward Foreign Currency Exchange Contracts	—	278,975	—
Centrally Cleared Credit Default Swap Agreement	—	329,624	—
OTC Credit Default Swap Agreements	—	7,646	—
OTC Total Return Swap Agreements	—	4,409,093	—

Total	$12,492,426	$5,032,991	$—

Liabilities
Forward Commitment Contract	$—	$(12,979,383)	$—
Futures Contracts	(507,694)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(1,664,932)	—
Centrally Cleared Credit Default Swap Agreement	—	(8,902)	—
OTC Credit Default Swap Agreements	—	(61,072)	—
OTC Total Return Swap Agreements	—	(8,929,395)	—

Total	$(507,694)	$(23,643,684)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (3.7% represents investments purchased with collateral from securities on loan)	49.1%
U.S. Government Agency Obligations	8.6
Banks	4.4
Exchange-Traded Fund	3.7
Automobiles	2.7
Pharmaceuticals	2.3
Software	2.1
Telecommunications	1.6
Media	1.1
Chemicals	1.1
Insurance	1.1
Diversified Financial Services	1.1
Real Estate Investment Trusts (REITs)	1.0
Consumer Loans	0.9
Internet & Direct Marketing Retail	0.9
Residential Mortgage-Backed Securities	0.9
Interactive Media & Services	0.9
Commercial Services	0.9
Semiconductors & Semiconductor Equipment	0.9
Technology Hardware, Storage & Peripherals	0.8
Beverages	0.8
Biotechnology	0.8
IT Services	0.7
Aerospace & Defense	0.7
Healthcare-Services	0.7
Entertainment	0.7
Commercial Mortgage-Backed Securities	0.6
Health Care Equipment & Supplies	0.6
Oil, Gas & Consumable Fuels	0.6
Agriculture	0.6
Semiconductors	0.6
Electric	0.5
Retail	0.5
Food Products	0.5
Computers	0.5
Specialty Retail	0.5
Equity Real Estate Investment Trusts (REITs)	0.4
Health Care Providers & Services	0.4
Healthcare-Products	0.4
Oil & Gas	0.3
Pipelines	0.3
Capital Markets	0.3
Foods	0.3
Internet	0.3
Metals & Mining	0.3
Diversified Telecommunication Services	0.3
Textiles, Apparel & Luxury Goods	0.3
Personal Products	0.3
Household Products	0.3
Wireless Telecommunication Services	0.3
Communications Equipment	0.3
Investment Companies	0.3
Auto Manufacturers	0.2
Machinery	0.2
Electric Utilities	0.2
Hotels, Restaurants & Leisure	0.2
Electronic Equipment, Instruments & Components	0.2

Electronics	0.2%
Industrial Conglomerates	0.2
Packaging & Containers	0.2
Road & Rail	0.2
Professional Services	0.2
Building Products	0.2
Auto Parts & Equipment	0.2
Commercial Services & Supplies	0.2
Distribution/Wholesale	0.2
Mining	0.1
Food & Staples Retailing	0.1
Machinery-Diversified	0.1
Lodging	0.1
Municipal Bonds	0.1
Real Estate Management & Development	0.1
Multi-Utilities	0.1
Household Durables	0.1
Apparel	0.1
Environmental Control	0.1
Engineering & Construction	0.1
Cosmetics/Personal Care	0.1
Electrical Equipment	0.1
Tobacco	0.1
Sovereign Bonds	0.1
Airlines	0.1
Life Sciences Tools & Services	0.1
Air Freight & Logistics	0.1
Gas	0.1
Water Utilities	0.1
Thrifts & Mortgage Finance	0.1
Home Builders	0.0	*
Trading Companies & Distributors	0.0	*
Building Materials	0.0	*
Oil & Gas Services	0.0	*
Construction & Engineering	0.0	*
Auto Components	0.0	*
Advertising	0.0	*
Leisure Time	0.0	*
Multiline Retail	0.0	*
Electrical Components & Equipment	0.0	*
Consumer Finance	0.0	*
Diversified Consumer Services	0.0	*
Real Estate	0.0	*
Gas Utilities	0.0	*
Containers & Packaging	0.0	*
Miscellaneous Manufacturing	0.0	*
Health Care Technology	0.0	*
Iron/Steel	0.0	*
Energy Equipment & Services	0.0	*
Transportation	0.0	*
Food Service	0.0	*
Storage/Warehousing	0.0	*
Metal Fabricate/Hardware	0.0	*
Machinery-Construction & Mining	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Toys/Games/Hobbies	0.0	*
Water	0.0	*
Student Loans	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (con’t):
Energy-Alternate Sources	0.0	*%
Office/Business Equipment	0.0	*
Paper & Forest Products	0.0	*
Household Products/Wares	0.0	*
Hand/Machine Tools	0.0	*
Construction Materials	0.0	*
Housewares	0.0	*
Collateralized Loan Obligation	0.0	*
Leisure Products	0.0	*
Coal	0.0	*
Transportation Infrastructure	0.0	*
Distributors	0.0	*

Marine	0.0	*%
Home Furnishings	0.0	*
Securities Sold Short
Oil, Gas & Consumable Fuels	(0.0	)*
Hotels, Restaurants & Leisure	(0.0	)*
Automobiles	(0.0	)*

	106.0
Liabilities in excess of other assets	(6.0)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Unrealized appreciation on OTC swap agreements	$1,623,825		Unrealized depreciation on OTC swap agreements	$8,194,972
Credit contracts	Due from/to broker — variation margin swaps	329,624	*	Due from/to broker — variation margin swaps	8,902	*
Credit contracts	Premiums paid for OTC swap agreements	12,444		Premiums received for OTC swap agreements	55,069
Credit contracts	Unrealized appreciation on OTC swap agreements	11,814		Unrealized depreciation on OTC swap agreements	22,615
Equity contracts	Due from/to broker — variation margin futures	10,708,041	*	Due from/to broker — variation margin futures	219,373	*
Equity contracts	Unaffiliated investments	39,037		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	2,785,268		Unrealized depreciation on OTC swap agreements	734,423
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	278,975		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,664,932
Interest rate contracts	Due from/to broker — variation margin futures	1,784,385	*	Due from/to broker — variation margin futures	288,321	*

		$17,573,413			$11,188,607

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(20,090,200)
Credit contracts	—	—	—	—	2,452,029
Equity contracts	5,441	—	9,398,069	—	(58,844,791)
Foreign exchange contracts	—	—	—	235,609	—
Interest rate contracts	—	(9,721)	(3,789,528)	—	—

Total	$5,441	$(9,721)	$5,608,541	$235,609	$(76,482,962)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Futures	Forward Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$—	$(6,191,855)
Credit contracts	—	—	—	—	370,628
Equity contracts	169	—	3,775,409	—	4,739,118
Foreign exchange contracts	—	—	—	(2,936,441)	—
Interest rate contracts	—	9,384	1,668,400	—	—

Total	$169	$9,384	$5,443,809	$(2,936,441)	$(1,082,109)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$6,594	$579,264,162	$94,766,942	$167,824,690

Forward Foreign Currency Exchange Contracts—Sold(3)	Credit Default Swap Agreements— Buy Protection(2)
$78,719,322	$1,082,471

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$47,934,045	$327,992,339

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$78,358,674	$(78,358,674)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$15,833	$(43,195)	$(27,362)	$27,362	$—
BNP Paribas S.A.	—	(2,131)	(2,131)	—	(2,131)
Citibank, N.A.	477	(1,117,610)	(1,117,133)	—	(1,117,133)
Credit Suisse International	5,101	(23,022)	(17,921)	17,921	—
Deutsche Bank AG	4,010	(4,023)	(13)	—	(13)
Goldman Sachs International	2,502	—	2,502	—	2,502
JPMorgan Chase Bank, N.A.	4,410,408	(8,933,801)	(4,523,393)	4,523,393	—
Morgan Stanley & Co. International PLC	8,585	(454,507)	(445,922)	—	(445,922)
Royal Bank of Scotland PLC	—	(4,413)	(4,413)	—	(4,413)
UBS AG	265,410	(89,309)	176,101	—	176,101

	$4,712,326	$(10,672,011)	$(5,959,685)	$4,568,676	$(1,391,009)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $78,358,674:
Unaffiliated investments (cost $1,181,098,277)	$1,208,293,228
Affiliated investments (cost $1,044,257,264)	1,044,257,264
Foreign currency, at value (cost $46,068,794)	46,095,841
Cash segregated for counterparty—OTC	5,790,000
Cash	161,610
Receivable for investments sold	64,779,016
Deposit with broker for centrally cleared/exchange-traded derivatives	58,931,737
Dividends and interest receivable	5,794,606
Unrealized appreciation on OTC swap agreements	4,420,907
Due from broker-variation margin futures	2,332,264
Tax reclaim receivable	1,305,427
Receivable for Portfolio shares sold	632,909
Unrealized appreciation on OTC forward foreign currency exchange contracts	278,975
Premiums paid for OTC swap agreements	12,444
Unrealized appreciation on unfunded loan commitments	7,653
Receivable from affiliate	6,476
Prepaid expenses and other assets	298,013

Total Assets	2,443,398,370

LIABILITIES
Payable for investments purchased	212,428,139
Payable to broker for collateral for securities on loan	79,382,092
Forward commitment contracts, at value (proceeds receivable $12,937,711)	12,979,383
Unrealized depreciation on OTC swap agreements	8,952,010
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,664,932
Securities sold short, at value (proceeds received $816,852)	978,141
Accrued expenses and other liabilities	828,721
Management fee payable	727,327
Payable to affiliate	481,076
Payable for Portfolio shares repurchased	185,390
Distribution fee payable	86,756
Premiums received for OTC swap agreements	55,069
Affiliated transfer agent fee payable	378
Due to broker-variation margin swaps	334

Total Liabilities	318,749,748

NET ASSETS	$2,124,648,622

Net assets were comprised of:
Partners’ Equity	$2,124,648,622

Net asset value and redemption price per share, $2,124,648,622 / 148,821,439 outstanding shares of beneficial interest	$14.28

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $26 foreign withholding tax)	$14,760,351
Unaffiliated dividend income (net of $305,222 foreign withholding tax, of which $37,569 is reimbursable by an affiliate)	5,994,327
Affiliated dividend income	4,196,790
Income from securities lending, net (including affiliated income of $172,020)	185,633

Total income	25,137,101

EXPENSES
Management fee	8,275,325
Distribution fee	2,553,972
Custodian and accounting fees	741,541
Audit fee	39,782
Trustees’ fees	18,475
Shareholders’ reports	15,242
Legal fees and expenses	9,907
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,458
Miscellaneous	41,699

Total expenses	11,699,401
Less: Fee waiver and/or expense reimbursement	(473,782)

Net expenses	11,225,619

NET INVESTMENT INCOME (LOSS)	13,911,482

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(179,794)) (net of foreign capital gains taxes $(10,536))	(120,511,934)
Futures transactions	5,608,541
Forward currency contract transactions	235,609
Swap agreements transactions	(76,482,962)
Foreign currency transactions	512,276

(190,638,470)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,471)) (net of change in foreign capital gains taxes $111,246)	(67,233,425)
Futures	5,443,809
Forward currency contracts	(2,936,441)
Short sales	(161,289)
Swap agreements	(1,082,109)
Foreign currencies	(6,388)
Unfunded loan commitment	(5,826)

(65,981,669)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(256,620,139)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(242,708,657)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$13,911,482	$49,840,095
Net realized gain (loss) on investment and foreign currency transactions	(190,638,470)	115,717,522
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(65,981,669)	217,065,717

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(242,708,657)	382,623,334

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [61,639,880 and 8,538,351 shares, respectively]	811,446,344	119,641,891
Portfolio shares repurchased [70,966,398 and 11,403,656 shares, respectively]	(914,977,942)	(169,582,461)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(103,531,598)	(49,940,570)

CAPITAL CONTRIBUTIONS	—	1,642

TOTAL INCREASE (DECREASE)	(346,240,255)	332,684,406
NET ASSETS:
Beginning of period	2,470,888,877	2,138,204,471

End of period	$2,124,648,622	$2,470,888,877

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 82.2%
COMMON STOCKS — 49.2%	Shares	Value
Aerospace & Defense — 0.5%
AeroVironment, Inc.*	7,600	$605,188
Axon Enterprise, Inc.*	7,000	686,910
BAE Systems PLC (United Kingdom)	268,210	1,612,252
Elbit Systems Ltd. (Israel)	5,395	740,295
HEICO Corp.	10,417	1,038,054
Kratos Defense & Security Solutions, Inc.*	36,200	565,806
Lockheed Martin Corp.	14,497	5,290,245
Northrop Grumman Corp.	6,828	2,099,200
Safran SA (France)*	36,800	3,708,227
Singapore Technologies Engineering Ltd. (Singapore)	357,204	852,041
Teledyne Technologies, Inc.*	2,810	873,770
TransDigm Group, Inc.(a)	2,847	1,258,517

		19,330,505

Air Freight & Logistics — 0.1%
Air Transport Services Group, Inc.*	30,690	683,466
Deutsche Post AG (Germany)*	4,865	179,337
SG Holdings Co. Ltd. (Japan)	18,061	589,510
XPO Logistics, Inc.*(a)	16,650	1,286,213

		2,738,526

Airlines — 0.1%
Deutsche Lufthansa AG (Germany)*(a)	68,646	692,739
JetBlue Airways Corp.*(a)	30,400	331,360
Ryanair Holdings PLC (Ireland), ADR*	21,600	1,432,944

		2,457,043

Auto Components — 0.2%
Autoliv, Inc. (Sweden)	26,900	1,735,319
BorgWarner, Inc.(a)	27,294	963,478
Dana, Inc.	49,400	602,186
Denso Corp. (Japan)	97,492	3,802,624
Gentex Corp.	23,469	604,796
Lear Corp.	9,735	1,061,310
Stanley Electric Co. Ltd. (Japan)	28,518	686,697

		9,456,410

Automobiles — 0.5%
General Motors Co.	43,682	1,105,155
Hyundai Motor Co. (South Korea)	1,121	92,080
Isuzu Motors Ltd. (Japan)	144,764	1,308,027
Peugeot SA (France)*	46,888	769,487
Suzuki Motor Corp. (Japan)	116,357	3,949,347
Tesla, Inc.*(a)	1,283	1,385,396
Toyota Motor Corp. (Japan)	202,200	12,678,566
Winnebago Industries, Inc.	7,700	512,974

		21,801,032

Banks — 2.5%
Absa Group Ltd. (South Africa)	38,546	191,044
Axis Bank Ltd. (India)	62,001	332,314
Banco do Brasil SA (Brazil)	22,800	135,213
Banco Santander SA (Spain)*	2,734,900	6,707,445
Bank Central Asia Tbk PT (Indonesia)	170,100	339,648
Bank of America Corp.	48,728	1,157,290

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bank of China Ltd. (China) (Class H Stock)*	556,000	$206,105
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	33,400	814,626
Bank OZK(a)	49,800	1,168,806
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	6,692,300	1,431,121
BankUnited, Inc.	72,401	1,466,120
BNP Paribas SA (France)*	203,988	8,155,688
Boston Private Financial Holdings, Inc.	83,460	574,205
Byline Bancorp, Inc.(a)	24,800	324,880
Camden National Corp.	16,050	554,367
Capitec Bank Holdings Ltd. (South Africa)	1,152	57,276
China Construction Bank Corp. (China) (Class H Stock)	963,000	781,472
China Merchants Bank Co. Ltd. (China) (Class H Stock)	50,900	234,936
Citigroup, Inc.	20,093	1,026,752
Citizens Financial Group, Inc.	6,644	167,695
Comerica, Inc.	5,329	203,035
Commonwealth Bank of Australia (Australia)	75,216	3,631,010
Credicorp Ltd. (Peru)	1,180	157,731
DBS Group Holdings Ltd. (Singapore)	12,994	194,826
E.Sun Financial Holding Co. Ltd. (Taiwan)	241,454	227,089
Equity Bancshares, Inc. (Class A Stock)*	33,100	577,264
Erste Group Bank AG (Austria)*	137,440	3,253,087
First Foundation, Inc.	78,000	1,274,520
First Northwest Bancorp	29,700	368,874
FNB Corp.	188,470	1,413,525
Great Western Bancorp, Inc.	59,900	824,224
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)*	96,200	332,867
Hana Financial Group, Inc. (South Korea)	6,629	150,862
Hanmi Financial Corp.	45,640	443,164
HBT Financial, Inc.	34,700	462,551
HDFC Bank Ltd. (India)	27,892	392,043
IBERIABANK Corp.	12,100	551,034
ICICI Bank Ltd. (India)	73,342	344,204
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	602,000	365,570
Intesa Sanpaolo SpA (Italy)*	587,280	1,130,995
JPMorgan Chase & Co.	59,928	5,636,828
Kasikornbank PCL (Thailand)	27,300	82,469
KB Financial Group, Inc. (South Korea)	13,442	382,827
KBC Group NV (Belgium)	152,984	8,842,506
Kotak Mahindra Bank Ltd. (India)	17,299	311,152
Lloyds Banking Group PLC (United Kingdom)	10,403,097	4,030,066
Mediobanca Banca di Credito
Finanziario SpA (Italy)	492,967	3,564,635
Midland States Bancorp, Inc.	31,400	469,430
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,227,200	4,811,958
National Australia Bank Ltd. (Australia)	17,840	226,637

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Old Second Bancorp, Inc.	35,800	$278,524
Orrstown Financial Services, Inc.	14,032	206,972
OTP Bank Nyrt (Hungary)*	12,643	444,529
People’s United Financial, Inc.	14,246	164,826
Professional Holding Corp. (Class A Stock)*(a)	24,700	342,836
Qatar National Bank QPSC (Qatar)	29,195	139,544
Resona Holdings, Inc. (Japan)	308,887	1,055,119
Sberbank of Russia PJSC (Russia)*	227,016	646,908
Shinsei Bank Ltd. (Japan)	329,958	3,985,149
Standard Chartered PLC (United Kingdom)	863,835	4,760,531
Sterling Bancorp(a)	74,300	870,796
Sumitomo Mitsui Financial Group, Inc. (Japan)	224,782	6,322,196
TCF Financial Corp.	34,500	1,014,990
U.S. Bancorp	34,895	1,284,834
Unicaja Banco SA (Spain), 144A*	1,055,879	544,259
UniCredit SpA (Italy)*	118,484	1,099,126
United Community Banks, Inc.	33,300	669,996
United Overseas Bank Ltd. (Singapore)	310,225	4,516,979
Univest Financial Corp.	25,600	413,184
Wells Fargo & Co.	205,145	5,251,712
Western Alliance Bancorp	16,980	643,033

		105,140,029

Beverages — 0.3%
Asahi Group Holdings Ltd. (Japan)	24,127	846,847
Coca-Cola Co. (The)	45,103	2,015,202
Diageo PLC (United Kingdom)	57,921	1,927,218
Fomento Economico Mexicano SAB de CV (Mexico), UTS	15,100	93,729
Keurig Dr. Pepper, Inc.	5,026	142,738
Kirin Holdings Co. Ltd. (Japan)	26,259	553,765
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	2,900	600,580
Monster Beverage Corp.*	50,035	3,468,426
PepsiCo, Inc.	29,502	3,901,935
Shanghai Bairun Investment Holding Group Co. Ltd. (China) (Class A Stock)	38,700	248,410
Thai Beverage PCL (Thailand)	669,200	326,598
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	32,000	241,799

		14,367,247

Biotechnology — 1.7%
Acceleron Pharma, Inc.*	14,600	1,390,942
Alexion Pharmaceuticals, Inc.*	25,414	2,852,467
Amgen, Inc.	22,488	5,304,020
Argenx SE (Netherlands), ADR*(a)	6,100	1,373,903
Ascendis Pharma A/S (Denmark), ADR*	4,900	724,710
Aurinia Pharmaceuticals, Inc. (Canada)*(a)	116,529	1,893,596
Black Diamond Therapeutics, Inc.*(a)	11,700	493,272
Blueprint Medicines Corp.*	48,159	3,756,402
CRISPR Therapeutics AG (Switzerland)*(a)	8,800	646,712

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
CSL Ltd. (Australia)	80,585	$16,100,291
Deciphera Pharmaceuticals, Inc.*	13,100	782,332
Galapagos NV (Belgium)*	5,437	1,072,006
Global Blood Therapeutics, Inc.*(a)	44,339	2,799,121
Immunomedics, Inc.*(a)	24,900	882,456
Innovent Biologics, Inc. (China), 144A*	69,500	519,675
KalVista Pharmaceuticals, Inc.*	26,300	318,230
Mirati Therapeutics, Inc.*(a)	6,600	753,522
Natera, Inc.*	15,000	747,900
PolarityTE, Inc.*	16,300	20,212
PTC Therapeutics, Inc.*(a)	47,740	2,422,328
Regeneron Pharmaceuticals, Inc.*	9,148	5,705,150
Sarepta Therapeutics, Inc.*(a)	16,877	2,706,058
Seattle Genetics, Inc.*	13,408	2,278,287
uniQure NV (Netherlands)*	9,800	441,588
United Therapeutics Corp.*	9,550	1,155,550
Vertex Pharmaceuticals, Inc.*	40,311	11,702,686
Viela Bio, Inc.*(a)	13,400	580,488

		69,423,904

Building Products — 0.4%
AGC, Inc. (Japan)	32,618	929,251
American Woodmark Corp.*	10,780	815,507
Armstrong World Industries, Inc.(a)	4,300	335,228
Assa Abloy AB (Sweden) (Class B Stock)	383,500	7,864,323
AZEK Co., Inc. (The)*	10,000	318,600
Builders FirstSource, Inc.*	50,466	1,044,646
Gibraltar Industries, Inc.*	17,800	854,578
Johnson Controls International PLC	99,846	3,408,743

		15,570,876

Capital Markets — 2.0%
B3 SA - Brasil Bolsa Balcao (Brazil)	225,400	2,308,256
Brightsphere Investment Group, Inc.	37,700	469,742
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	28,564	940,070
CME Group, Inc.	23,915	3,887,144
Cohen & Steers, Inc.	9,000	612,450
Cowen, Inc. (Class A Stock)(a)	58,900	954,769
Deutsche Boerse AG (Germany)	46,613	8,470,096
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	200,183	8,563,624
Intercontinental Exchange, Inc.	71,021	6,505,524
Lazard Ltd. (Class A Stock)(a)	28,882	826,892
London Stock Exchange Group PLC (United Kingdom)	53,634	5,570,208
Macquarie Group Ltd. (Australia)	44,763	3,714,918
Moody’s Corp.	32,176	8,839,712
Morgan Stanley	27,697	1,337,765
MSCI, Inc.	25,521	8,519,420
Nasdaq, Inc.	9,108	1,088,133
Natixis SA (France)*	390,500	1,032,383
Partners Group Holding AG (Switzerland)	2,546	2,321,115
S&P Global, Inc.	27,123	8,936,486
Standard Life Aberdeen PLC (United
Kingdom)	721,020	2,402,477
State Street Corp.	32,337	2,055,016

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
UBS Group AG (Switzerland)(a)	446,000	$5,146,840

		84,503,040

Chemicals — 1.0%
Air Products & Chemicals, Inc.	4,465	1,078,119
Ashland Global Holdings, Inc.	15,910	1,099,381
DuPont de Nemours, Inc.	4,105	218,099
Element Solutions, Inc.*	56,600	614,110
Innospec, Inc.	8,500	656,625
LG Chem Ltd. (South Korea)	1,760	722,423
Linde PLC (United Kingdom)	80,500	17,113,304
Livent Corp.*(a)	57,100	351,736
PPG Industries, Inc.	27,223	2,887,271
Quaker Chemical Corp.	1,900	352,735
Scotts Miracle-Gro Co. (The)	7,232	972,487
Sherwin-Williams Co. (The)	10,200	5,894,070
Shin-Etsu Chemical Co. Ltd. (Japan)	52,100	6,097,724
Sika AG (Switzerland)	8,021	1,552,659
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	11,611	302,699
Tikkurila OYJ (Finland)	23,835	333,212

		40,246,654

Commercial Services & Supplies — 0.4%
ABM Industries, Inc.	24,900	903,870
Brink’s Co. (The)	19,400	882,894
Casella Waste Systems, Inc. (Class A Stock)*	11,100	578,532
Copart, Inc.*	14,163	1,179,353
Harsco Corp.*	74,200	1,002,442
Healthcare Services Group, Inc.(a)	25,700	628,622
Heritage-Crystal Clean, Inc.*	43,700	763,002
Prosegur Cia de Seguridad SA (Spain)	100,456	235,707
Rentokil Initial PLC (United Kingdom)	171,401	1,085,389
Secom Co. Ltd. (Japan)	4,034	352,568
Waste Connections, Inc.	18,983	1,780,416
Waste Management, Inc.	70,952	7,514,526

		16,907,321

Communications Equipment — 0.2%
Extreme Networks, Inc.*	78,800	341,992
Juniper Networks, Inc.	8,167	186,698
Motorola Solutions, Inc.	14,469	2,027,541
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	576,321	5,344,651

		7,900,882

Construction & Engineering — 0.4%
Bouygues SA (France)*	63,100	2,175,223
Dycom Industries, Inc.*(a)	24,000	981,360
Ferrovial SA (Spain)	35,653	951,437
Larsen & Toubro Ltd. (India)	14,844	184,772
SHO-BOND Holdings Co. Ltd. (Japan)	64,100	2,842,203
Taisei Corp. (Japan)	30,836	1,121,463
Vinci SA (France)(a)	81,918	7,564,618

		15,821,076

COMMON STOCKS (continued)	Shares	Value
Construction Materials — 0.5%
Cemex SAB de CV (Mexico), UTS	465,800	$131,322
CRH PLC (Ireland)	188,067	6,483,937
CRH PLC (Ireland), ADR(a)	109,200	3,746,652
Eagle Materials, Inc.	12,200	856,684
HeidelbergCement AG (Germany)	62,100	3,344,080
Martin Marietta Materials, Inc.	15,296	3,159,695
Taiheiyo Cement Corp. (Japan)	28,765	666,822
Vulcan Materials Co.	17,334	2,008,144

		20,397,336

Consumer Finance — 0.2%
Capital One Financial Corp.	26,270	1,644,239
Discover Financial Services	29,440	1,474,650
FirstCash, Inc.	13,000	877,240
OneMain Holdings, Inc.	31,143	764,249
Shriram Transport Finance Co. Ltd. (India)	32,177	293,223
Synchrony Financial	79,699	1,766,130

		6,819,731

Containers & Packaging — 0.0%
Amcor PLC	13,165	134,415
Crown Holdings, Inc.*	13,970	909,866
Graphic Packaging Holding Co.(a)	51,750	723,982
Westrock Co.	3,712	104,901

		1,873,164

Diversified Consumer Services — 0.1%
Laureate Education, Inc. (Class A Stock)*	73,400	731,431
New Oriental Education & Technology Group, Inc. (China), ADR*	3,120	406,317
ServiceMaster Global Holdings, Inc.*	14,700	524,643
Strategic Education, Inc.(a)	4,900	752,885
TAL Education Group (China), ADR*	2,020	138,128

		2,553,404

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	77,316	13,801,679
Investor AB (Sweden) (Class B Stock)	108,900	5,786,420
ORIX Corp. (Japan)	433,937	5,347,083
Voya Financial, Inc.(a)	50,638	2,362,263

		27,297,445

Diversified Telecommunication Services — 0.4%
Cellnex Telecom SA (Spain), 144A	81,890	5,009,390
China Tower Corp. Ltd. (China) (Class H Stock), 144A	283,000	50,324
Cogent Communications Holdings, Inc.(a)	9,230	714,033
HKT Trust & HKT Ltd. (Hong Kong)	940,957	1,382,159
Liberty Global PLC (United Kingdom) (Class C Stock)*	93,522	2,011,658
Orange SA (France)	74,083	887,781
Telefonica Brasil SA (Brazil), ADR	15,400	136,444
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	766,500	163,923

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	94,364	$5,202,287
		15,557,999
Electric Utilities — 1.3%
American Electric Power Co., Inc.	17,639	1,404,770
CLP Holdings Ltd. (Hong Kong)	233,127	2,282,888
Duke Energy Corp.(a)	14,355	1,146,821
Enel SpA (Italy)	1,698,859	14,714,443
Entergy Corp.	43,481	4,078,953
Evergy, Inc.	63,165	3,745,053
Eversource Energy	14,402	1,199,254
Exelon Corp.	140,801	5,109,668
Fortum OYJ (Finland)	77,840	1,489,004
Iberdrola SA (Spain)	119,669	1,390,979
NextEra Energy, Inc.	14,995	3,601,349
NRG Energy, Inc.	30,821	1,003,532
Orsted A/S (Denmark), 144A	52,224	6,068,033
Pinnacle West Capital Corp.(a)	13,359	979,081
PNM Resources, Inc.(a)	54,930	2,111,509
Portland General Electric Co.	18,620	778,502
PPL Corp.	42,372	1,094,892
Red Electrica Corp. SA (Spain)	68,026	1,273,311
Southern Co. (The)	20,029	1,038,504

		54,510,546

Electrical Equipment — 0.3%
AMETEK, Inc.	49,122	4,390,033
GrafTech International Ltd.	33,380	266,373
Legrand SA (France)	59,300	4,534,087
Rockwell Automation, Inc.	5,551	1,182,363
Sunrun, Inc.*	47,300	932,756
Vestas Wind Systems A/S (Denmark)	8,027	821,373

		12,126,985

Electronic Equipment, Instruments & Components — 0.9%
Avnet, Inc.	36,629	1,021,400
Azbil Corp. (Japan)	113,500	3,458,474
CDW Corp.	7,284	846,255
Coherent, Inc.*	4,000	523,920
Corning, Inc.	64,483	1,670,110
Flex Ltd.*	60,000	615,000
Hitachi Ltd. (Japan)	35,093	1,114,804
Hon Hai Precision Industry Co. Ltd. (Taiwan)	122,000	357,423
Ibiden Co. Ltd. (Japan)	57,400	1,678,750
II-VI, Inc.*(a)	30,000	1,416,600
Jabil, Inc.	18,369	589,277
Keyence Corp. (Japan)	42,537	17,785,675
Keysight Technologies, Inc.*	15,055	1,517,243
Largan Precision Co. Ltd. (Taiwan)	3,000	416,115
LG Innotek Co. Ltd. (South Korea)	2,960	435,910
Samsung SDI Co. Ltd. (South Korea)	449	137,473
Spectris PLC (United Kingdom)	84,500	2,644,251
Sunny Optical Technology Group Co. Ltd. (China)	15,800	253,865
Trimble, Inc.*	28,421	1,227,503
TTM Technologies, Inc.*(a)	61,100	724,646

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Unimicron Technology Corp. (Taiwan)	128,000	$218,348

		38,653,042

Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	36,800	759,184
China Oilfield Services Ltd. (China) (Class H Stock)	240,000	216,643
Helix Energy Solutions Group, Inc.*	157,360	546,039
Natural Gas Services Group, Inc.*	38,055	238,605
Solaris Oilfield Infrastructure, Inc. (Class A Stock)	79,800	592,116
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	41,900	184,788

		2,537,375

Entertainment — 0.4%
Activision Blizzard, Inc.	100,336	7,615,502
CD Projekt SA (Poland)*	4,142	415,655
Cinemark Holdings, Inc.	7,781	89,871
Electronic Arts, Inc.*	19,854	2,621,721
International Games System Co. Ltd. (Taiwan)	9,000	225,589
NetEase, Inc. (China)	8,000	137,901
NetEase, Inc. (China), ADR	700	300,566
Netflix, Inc.*	2,935	1,335,542
Nintendo Co. Ltd. (Japan)	446	199,338
Square Enix Holdings Co. Ltd. (Japan)	8,906	449,064
Vivendi SA (France)	150,715	3,880,482
World Wrestling Entertainment, Inc. (Class A Stock)(a)	7,700	334,565
Zynga, Inc. (Class A Stock)*	73,200	698,328

		18,304,124

Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexandria Real Estate Equities, Inc.	8,028	1,302,543
American Tower Corp.	11,820	3,055,943
Apartment Investment & Management Co. (Class A Stock)	1,816	68,354
Armada Hoffler Properties, Inc.	89,754	893,052
Brixmor Property Group, Inc.	10,630	136,277
CoreSite Realty Corp.	18,946	2,293,603
Corporate Office Properties Trust	24,700	625,898
CubeSmart	36,982	998,144
Dexus (Australia)	75,329	481,015
Digital Realty Trust, Inc.(a)	7,293	1,036,408
Equinix, Inc.	9,586	6,732,248
Equity Commonwealth	5,856	188,563
Equity LifeStyle Properties, Inc.	13,962	872,346
Extra Space Storage, Inc.	5,531	510,898
Gaming & Leisure Properties, Inc.	32,920	1,139,032
Healthcare Realty Trust, Inc.(a)	32,600	954,854
Invitation Homes, Inc.	29,068	800,242
Life Storage, Inc.	9,638	915,128
Link REIT (Hong Kong)	35,980	294,426
Mack-Cali Realty Corp.	33,200	507,628
Medical Properties Trust, Inc.	40,100	753,880
National Retail Properties, Inc.	19,205	681,393
Outfront Media, Inc.	7,125	100,961

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
PotlatchDeltic Corp.(a)	17,700	$673,131
Prologis, Inc.	75,500	7,046,415
Rexford Industrial Realty, Inc.	14,600	604,878
RLJ Lodging Trust	44,800	422,912
Sabra Health Care REIT, Inc.	60,000	865,800
Spirit Realty Capital, Inc.(a)	23,332	813,354
STORE Capital Corp.(a)	27,951	665,513
Terreno Realty Corp.(a)	16,800	884,352
UDR, Inc.	83,621	3,125,753
VICI Properties, Inc.(a)	120,783	2,438,609
Weyerhaeuser Co.	65,041	1,460,821

		44,344,374

Food & Staples Retailing — 0.6%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	33,669	1,055,752
BGF retail Co. Ltd. (South Korea)	7,300	843,311
Clicks Group Ltd. (South Africa)	155,500	1,890,215
Cosmos Pharmaceutical Corp. (Japan)	7,392	1,133,451
Costco Wholesale Corp.	10,296	3,121,850
CP ALL PCL (Thailand)*	123,900	272,957
Dairy Farm International Holdings Ltd. (Hong Kong)	9,603	44,902
Koninklijke Ahold Delhaize NV (Netherlands)	93,205	2,550,886
Kroger Co. (The)	121,232	4,103,703
Performance Food Group Co.*	42,100	1,226,794
PriceSmart, Inc.	15,600	941,148
Seven & i Holdings Co. Ltd. (Japan)	38,846	1,268,129
Tsuruha Holdings, Inc. (Japan)	17,899	2,464,909
US Foods Holding Corp.*	117,634	2,319,742
Wal-Mart de Mexico SAB de CV (Mexico)	43,500	104,035
Woolworths Group Ltd. (Australia)	39,513	1,019,891

		24,361,675

Food Products — 1.3%
Barry Callebaut AG (Switzerland)	355	679,398
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	149	1,230,149
Conagra Brands, Inc.	38,190	1,343,142
Danone SA (France)*	13,284	921,672
Darling Ingredients, Inc.*	48,100	1,184,222
Gruma SAB de CV (Mexico) (Class B Stock)	26,105	282,965
Hershey Co. (The)	7,672	994,445
J.M. Smucker Co. (The)(a)	20,738	2,194,288
Kellogg Co.	18,529	1,224,026
Kerry Group PLC (Ireland) (Class A Stock)	10,987	1,366,884
Lamb Weston Holdings, Inc.(a)	15,031	960,932
Mondelez International, Inc. (Class A Stock)	156,609	8,007,418
Nestle SA (Switzerland)	265,090	29,399,255
Post Holdings, Inc.*	6,900	604,578
SunOpta, Inc. (Canada)*	69,500	326,650
Tyson Foods, Inc. (Class A Stock)	55,068	3,288,110

		54,008,134

COMMON STOCKS (continued)	Shares	Value
Gas Utilities — 0.2%
Atmos Energy Corp.	11,939	$1,188,886
China Gas Holdings Ltd. (China)	103,700	319,689
New Jersey Resources Corp.(a)	35,200	1,149,280
Northwest Natural Holding Co.	7,900	440,741
ONE Gas, Inc.(a)	10,200	785,910
Snam SpA (Italy)	490,530	2,396,278
South Jersey Industries, Inc.(a)	74,548	1,862,954

		8,143,738

Health Care Equipment & Supplies — 1.6%
Accelerate Diagnostics, Inc.*(a)	68,100	1,032,396
Antares Pharma, Inc.*	148,900	409,475
AtriCure, Inc.*	12,400	557,380
Becton, Dickinson & Co.	29,660	7,096,748
Boston Scientific Corp.*	191,856	6,736,064
Danaher Corp.	50,113	8,861,482
DexCom, Inc.*	4,371	1,772,003
Envista Holdings Corp.*(a)	21,300	449,217
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	91,959	2,106,322
Glaukos Corp.*(a)	13,400	514,828
Heska Corp.*(a)	8,100	754,677
Hoya Corp. (Japan)	158,060	15,052,398
IDEXX Laboratories, Inc.*	4,420	1,459,307
Integra LifeSciences Holdings Corp.*(a)	13,800	648,462
Intuitive Surgical, Inc.*	2,444	1,392,665
Koninklijke Philips NV (Netherlands)*	80,755	3,788,173
Masimo Corp.*	9,422	2,148,122
Merit Medical Systems, Inc.*(a)	9,210	420,437
Nevro Corp.*	3,100	370,357
Novocure Ltd.*	14,300	847,990
OrthoPediatrics Corp.*(a)	11,500	503,240
ResMed, Inc.	43,911	8,430,912
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	10,700	464,603
Tandem Diabetes Care, Inc.*	9,500	939,740
ViewRay, Inc.*(a)	201,400	451,136
West Pharmaceutical Services, Inc.	3,044	691,505

		67,899,639

Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.*	35,500	891,760
Addus HomeCare Corp.*	10,600	981,136
AMN Healthcare Services, Inc.*(a)	5,400	244,296
Anthem, Inc.	6,133	1,612,856
Centene Corp.*	68,591	4,358,958
Chemed Corp.	3,090	1,393,806
Cigna Corp.	2,271	426,153
CVS Health Corp.	19,816	1,287,446
Ensign Group, Inc. (The)	20,600	862,110
Hanger, Inc.*	47,600	788,256
Humana, Inc.	18,807	7,292,414
LHC Group, Inc.*	11,816	2,059,765
Molina Healthcare, Inc.*	8,880	1,580,462
Option Care Health, Inc.*(a)	62,975	874,093
Premier, Inc. (Class A Stock)*	67,524	2,314,723
R1 RCM, Inc.*	96,200	1,072,630

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
RadNet, Inc.*	45,200	$717,324
Ryman Healthcare Ltd. (New Zealand)	89,830	762,461
UnitedHealth Group, Inc.	29,235	8,622,863
Universal Health Services, Inc. (Class B Stock)	7,786	723,242

		38,866,754

Health Care Technology — 0.1%
Omnicell, Inc.*	4,800	338,976
Phreesia, Inc.*	22,500	636,300
Teladoc Health, Inc.*(a)	3,913	746,757
Veeva Systems, Inc. (Class A Stock)*(a)	7,087	1,661,334

		3,383,367

Hotels, Restaurants & Leisure — 0.6%
Boyd Gaming Corp.	33,300	695,970
Chipotle Mexican Grill, Inc.*	1,381	1,453,309
Choice Hotels International, Inc.(a)	12,674	999,979
Domino’s Pizza, Inc.	3,891	1,437,491
Extended Stay America, Inc., UTS	16,183	181,088
Flutter Entertainment PLC (Ireland)	6,574	867,062
Hilton Grand Vacations, Inc.*	46,200	903,210
InterContinental Hotels Group PLC (United Kingdom)	6,798	301,735
InterContinental Hotels Group PLC (United Kingdom), (XLON), ADR(a)	44,400	1,969,584
Jack in the Box, Inc.	12,100	896,489
McDonald’s Corp.	13,711	2,529,268
Noodles & Co.*	66,600	402,930
Red Rock Resorts, Inc. (Class A Stock)	38,100	415,671
Sands China Ltd. (Macau)	20,949	82,677
Starbucks Corp.	39,019	2,871,408
Texas Roadhouse, Inc.(a)	43,731	2,298,939
Yum China Holdings, Inc. (China)	2,950	141,807
Yum! Brands, Inc.	62,348	5,418,665

		23,867,282

Household Durables — 0.5%
D.R. Horton, Inc.	76,904	4,264,327
Haier Electronics Group Co. Ltd. (China)	50,000	151,456
Lennar Corp. (Class A Stock)	43,107	2,656,253
Midea Group Co. Ltd. (China) (Class A Stock)	42,400	359,797
NVR, Inc.*	785	2,558,119
PulteGroup, Inc.	37,672	1,281,978
Sony Corp. (Japan)	85,824	5,905,216
Taylor Morrison Home Corp.*	14,700	283,563
Tempur Sealy International, Inc.*	8,187	589,055
Toll Brothers, Inc.	38,101	1,241,711
TopBuild Corp.*	9,800	1,114,946

		20,406,421

Household Products — 0.5%
Central Garden & Pet Co. (Class A Stock)*	19,300	652,147
Colgate-Palmolive Co.	18,187	1,332,380

COMMON STOCKS (continued)	Shares	Value
Household Products (continued)
Energizer Holdings, Inc.(a)	17,100	$812,079
Kimberly-Clark Corp.	26,335	3,722,452
Procter & Gamble Co. (The)	119,031	14,232,537

		20,751,595

Independent Power & Renewable Electricity Producers — 0.0%
Sunnova Energy International, Inc.*(a)	14,200	242,394
Vistra Energy Corp.	55,562	1,034,564

		1,276,958

Industrial Conglomerates — 0.5%
3M Co.	8,165	1,273,658
Honeywell International, Inc.	7,193	1,040,036
Jardine Matheson Holdings Ltd. (Hong Kong)	17,582	736,878
Jardine Strategic Holdings Ltd. (Hong Kong)	19,869	431,073
Rheinmetall AG (Germany)	24,700	2,159,604
Roper Technologies, Inc.	6,219	2,414,589
Siemens AG (Germany)	97,800	11,604,696

		19,660,534

Insurance — 2.8%
Aflac, Inc.	63,938	2,303,686
AIA Group Ltd. (Hong Kong)	1,973,121	18,444,842
Allianz SE (Germany)	8,640	1,774,992
Allstate Corp. (The)	66,464	6,446,343
American International Group, Inc.	24,415	761,260
Assicurazioni Generali SpA (Italy)	182,300	2,768,025
Assurant, Inc.	25,464	2,630,177
AXA SA (France)*	469,108	9,897,600
Axis Capital Holdings Ltd.	25,842	1,048,152
Beazley PLC (United Kingdom)	288,000	1,469,167
Brown & Brown, Inc.	54,672	2,228,431
BRP Group, Inc. (Class A Stock)*	27,200	469,744
China Life Insurance Co. Ltd. (China) (Class H Stock)*	107,000	214,908
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	47,000	125,875
Chubb Ltd.	19,639	2,486,690
Direct Line Insurance Group PLC (United Kingdom)	46,696	157,384
Globe Life, Inc.(a)	25,307	1,878,539
Hannover Rueck SE (Germany)	35,773	6,197,923
Hartford Financial Services Group, Inc. (The)	25,600	986,880
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	15,405	293,848
James River Group Holdings Ltd.	17,500	787,500
Kemper Corp.	6,600	478,632
Marsh & McLennan Cos., Inc.	73,823	7,926,376
MetLife, Inc.	28,989	1,058,678
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	22,119	5,768,714
NN Group NV (Netherlands)	38,948	1,311,012
Old Republic International Corp.	79,226	1,292,176

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	77,900	$782,047
Principal Financial Group, Inc.	25,624	1,064,421
Prudential PLC (United Kingdom)	123,566	1,874,840
RenaissanceRe Holdings Ltd. (Bermuda)	13,562	2,319,509
RSA Insurance Group PLC (United Kingdom)	508,685	2,593,666
Sampo OYJ (Finland) (Class A Stock)	77,500	2,680,331
Swiss Life Holding AG (Switzerland)	6,004	2,236,437
Swiss Re AG (Switzerland)	2,539	197,309
Tokio Marine Holdings, Inc. (Japan)	143,492	6,248,468
Travelers Cos., Inc. (The)	41,162	4,694,526
White Mountains Insurance Group Ltd.	851	755,662
Willis Towers Watson PLC	5,889	1,159,839
Zurich Insurance Group AG (Switzerland)	31,648	11,209,548

		119,024,157

Interactive Media & Services — 1.0%
Adevinta ASA (France)*	143,197	1,447,824
Alphabet, Inc. (Class A Stock)*	7,820	11,089,151
Auto Trader Group PLC (United Kingdom), 144A	142,989	936,521
Baidu, Inc. (China), ADR*	800	95,912
Cargurus, Inc.*	15,300	387,855
Facebook, Inc. (Class A Stock)*	45,430	10,315,790
Kakaku.com, Inc. (Japan)	77,609	1,964,189
Match Group, Inc.*(a)	14,619	1,564,964
Rightmove PLC (United Kingdom)	261,800	1,779,948
Tencent Holdings Ltd. (China)	164,800	10,626,559
Yandex NV (Russia) (Class A Stock)*(a)	9,270	463,685

		40,672,398

Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd. (China)*	17,900	484,640
Alibaba Group Holding Ltd. (China), ADR*	50,700	10,935,990
Amazon.com, Inc.*	6,408	17,678,519
eBay, Inc.	63,620	3,336,869
JD.com, Inc. (China), ADR*	10,530	633,695
JD.com, Inc. (China) (Class A Stock)*	4,000	119,631
Meituan Dianping (China) (Class B Stock)*	22,400	499,813
Naspers Ltd. (South Africa) (Class N Stock)	4,197	769,078
Pinduoduo, Inc. (China), ADR*	3,260	279,838
ZOZO, Inc. (Japan)	72,095	1,601,375

		36,339,448

IT Services — 2.7%
Accenture PLC (Class A Stock)	22,135	4,752,827
Adyen NV (Netherlands), 144A*	1,177	1,721,101
Akamai Technologies, Inc.*	7,012	750,915
Alten SA (France)*	9,300	805,212
Amadeus IT Group SA (Spain)	117,585	6,150,474
Atos SE (France)*	39,176	3,361,821

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Automatic Data Processing, Inc.	7,498	$1,116,377
Black Knight, Inc.*	61,788	4,483,337
Booz Allen Hamilton Holding Corp.	18,030	1,402,554
CACI International, Inc. (Class A Stock)*	4,165	903,305
Capgemini SE (France)	30,350	3,502,590
Cognizant Technology Solutions Corp. (Class A Stock)	24,456	1,389,590
Edenred (France)	112,923	4,927,362
ExlService Holdings, Inc.*	21,900	1,388,460
Fidelity National Information Services, Inc.	7,249	972,018
Fiserv, Inc.*	68,190	6,656,708
FleetCor Technologies, Inc.*	3,960	996,059
Fujitsu Ltd. (Japan)	40,971	4,800,126
Genpact Ltd.	46,693	1,705,228
Global Payments, Inc.	6,457	1,095,236
Infosys Ltd. (India)	11,854	116,176
International Business Machines Corp.	1,590	192,024
Jack Henry & Associates, Inc.	13,658	2,513,482
KBR, Inc.	27,300	615,615
Leidos Holdings, Inc.	9,853	922,931
Mastercard, Inc. (Class A Stock)	44,008	13,013,166
MAXIMUS, Inc.	13,800	972,210
Network International Holdings PLC (United Arab Emirates), 144A*	240,300	1,318,483
Nomura Research Institute Ltd. (Japan)	43,942	1,199,794
Obic Co. Ltd. (Japan)	37,258	6,521,050
Paychex, Inc.	15,864	1,201,698
PayPal Holdings, Inc.*	12,121	2,111,842
VeriSign, Inc.*	5,825	1,204,785
Verra Mobility Corp.*	74,200	762,776
Virtusa Corp.*	26,420	857,857
Visa, Inc. (Class A Stock)(a)	117,104	22,620,980
WNS Holdings Ltd. (India), ADR*	20,400	1,121,592
Worldline SA (France), 144A*	31,580	2,767,851

		112,915,612

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	14,942	785,166
Brunswick Corp.	19,740	1,263,557
Mattel, Inc.*(a)	67,700	654,659

		2,703,382

Life Sciences Tools & Services — 0.3%
Bruker Corp.	21,468	873,318
Lonza Group AG (Switzerland)	3,568	1,891,058
QIAGEN NV*	26,348	1,127,958
Quanterix Corp.*	19,300	528,627
Thermo Fisher Scientific, Inc.	17,705	6,415,230

		10,836,191

Machinery — 1.7%
Airtac International Group (China)	11,000	193,505
Allison Transmission Holdings, Inc.	20,966	771,129
Atlas Copco AB (Sweden) (Class A Stock)	246,348	10,494,527
Columbus McKinnon Corp.	38,900	1,301,205

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Douglas Dynamics, Inc.	25,900	$909,608
Epiroc AB (Sweden) (Class A Stock)	261,900	3,280,589
FANUC Corp. (Japan)	58,100	10,466,689
Federal Signal Corp.	23,400	695,682
Hiwin Technologies Corp. (Taiwan)	26,130	260,628
IDEX Corp.	18,620	2,942,705
Illinois Tool Works, Inc.	6,695	1,170,621
Interpump Group SpA (Italy)	77,400	2,306,690
ITT, Inc.	51,111	3,002,260
Kone OYJ (Finland) (Class B Stock)	72,887	5,017,884
Meritor, Inc.*	38,200	756,360
MINEBEA MITSUMI, Inc. (Japan)	217,000	3,938,440
MISUMI Group, Inc. (Japan)	250,900	6,281,158
Nabtesco Corp. (Japan)	44,300	1,367,246
OSG Corp. (Japan)	86,300	1,322,493
Otis Worldwide Corp.	93,320	5,306,175
PACCAR, Inc.	2,854	213,622
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	64,900	172,978
Schindler Holding AG (Switzerland)	1,930	458,852
Schindler Holding AG (Switzerland), (Part. Cert.)	26,282	6,256,332
Shenzhen Inovance Technology Co. Ltd. (China) (Class A Stock)	83,900	452,405
SMC Corp. (Japan)	2,685	1,375,543
Sumitomo Heavy Industries Ltd. (Japan)	29,239	639,975
Toro Co. (The)	11,361	753,689
Welbilt, Inc.*(a)	80,600	490,854

		72,599,844

Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	2,629	3,089,473

Media — 0.4%
Cable One, Inc.	580	1,029,413
Charter Communications, Inc. (Class A Stock)*	14,846	7,572,054
Comcast Corp. (Class A Stock)	31,885	1,242,877
Discovery, Inc. (Class A Stock)*(a)	52,139	1,100,133
Interpublic Group of Cos., Inc. (The)	8,492	145,723
Liberty Broadband Corp. (Class C Stock)*	5,766	714,753
Nexstar Media Group, Inc. (Class A Stock)(a)	7,100	594,199
Schibsted ASA (Norway) (Class B Stock)*	80,900	1,899,425
ViacomCBS, Inc. (Class B Stock)(a)	24,092	561,825
WPP PLC (United Kingdom)	23,993	188,222

		15,048,624

Metals & Mining — 1.4%
Agnico Eagle Mines Ltd. (Canada)	38,864	2,488,544
Alrosa PJSC (Russia)	195,580	179,295
Anglo American PLC (South Africa)	285,610	6,687,870
AngloGold Ashanti Ltd. (Australia)	16,443	480,450
Barrick Gold Corp. (Canada)	112,099	3,016,335
BHP Group PLC (Australia)	656,356	13,556,707

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Carpenter Technology Corp.	23,900	$580,292
Commercial Metals Co.	64,500	1,315,800
Evolution Mining Ltd. (Australia)	374,620	1,483,618
Ferroglobe PLC*^	44,100	—
Fortescue Metals Group Ltd. (Australia)	313,515	3,026,634
Franco-Nevada Corp. (Canada)	25,253	3,527,719
Glencore PLC (Australia)*	1,594,381	3,414,107
Impala Platinum Holdings Ltd. (South Africa)	39,588	266,178
Kirkland Lake Gold Ltd. (Canada)	72,701	2,993,508
MMC Norilsk Nickel PJSC (Russia), ADR	15,615	410,662
Newmont Corp.	103,015	6,360,146
POSCO (South Korea)	2,436	356,046
Rio Tinto PLC (Australia)	48,764	2,767,775
Royal Gold, Inc.	7,803	970,069
Teck Resources Ltd. (Canada) (Class B Stock)	73,098	765,655
Vale SA (Brazil), ADR(a)	26,114	269,235
Wheaton Precious Metals Corp. (Brazil)	71,752	3,155,799

		58,072,444

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Chimera Investment Corp.	11,545	110,948
New Residential Investment Corp.	13,380	99,413
Redwood Trust, Inc.	22,700	158,900
Starwood Property Trust, Inc.	9,251	138,395

		507,656

Multiline Retail — 0.2%
Dollar General Corp.	24,348	4,638,537
Dollar Tree, Inc.*	9,582	888,060
Marui Group Co. Ltd. (Japan)	36,609	661,505
Pan Pacific International Holdings Corp. (Japan)	65,982	1,449,197

		7,637,299

Multi-Utilities — 0.3%
Algonquin Power & Utilities Corp.
(Canada), (NYSE)(a)	94,400	1,221,536
Algonquin Power & Utilities Corp. (Canada), (XTSE)	151,735	1,961,513
Ameren Corp.(a)	14,765	1,038,865
CMS Energy Corp.	24,584	1,436,197
Dominion Energy, Inc.	45,099	3,661,137
National Grid PLC (United Kingdom)	19,253	236,658
Public Service Enterprise Group, Inc.	22,583	1,110,180
RWE AG (Germany)	43,918	1,545,128
Sempra Energy	19,465	2,281,882

		14,493,096

Oil, Gas & Consumable Fuels — 1.2%
Ardmore Shipping Corp. (Ireland)	60,428	262,258
BP PLC (United Kingdom)	2,535,440	9,728,457
Brigham Minerals, Inc. (Class A Stock)	30,900	381,615
Cabot Oil & Gas Corp.	79,621	1,367,889

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Centennial Resource Development, Inc. (Class A Stock)*(a)	67,800	$60,342
Cheniere Energy, Inc.*	27,178	1,313,241
Chevron Corp.	11,754	1,048,809
CNOOC Ltd. (China)	150,000	165,901
ConocoPhillips	29,350	1,233,287
DHT Holdings, Inc.(a)	18,300	93,879
ENEOS Holdings, Inc. (Japan)	266,076	947,798
EQT Corp.	77,879	926,760
Galp Energia SGPS SA (Portugal)	161,100	1,876,457
Idemitsu Kosan Co. Ltd. (Japan)	151,460	3,223,320
Kinder Morgan, Inc.	12,430	188,563
LUKOIL PJSC (Russia)	7,895	582,067
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	60,000	363,600
Marathon Petroleum Corp.	115,604	4,321,277
Novatek PJSC (Russia), GDR	905	130,134
Occidental Petroleum Corp.	5,560	101,748
Petroleo Brasileiro SA (Brazil)	142,900	594,398
Pioneer Natural Resources Co.	20,206	1,974,126
PrairieSky Royalty Ltd. (Canada)(a)	43,000	271,759
Reliance Industries Ltd. (India)	59,209	1,340,206
Reliance Industries Ltd. (India), 144A, GDR	27,900	1,288,770
Reliance Industries Ltd. PP (India)*	4,195	44,326
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	109,500	3,334,275
TOTAL SA (France)(a)	310,845	12,012,515
Williams Cos., Inc. (The)	12,195	231,949

		49,409,726

Paper & Forest Products — 0.0%
Suzano SA (Brazil)*	56,800	386,250
UPM-Kymmene OYJ (Finland)	6,441	186,916

		573,166

Personal Products — 0.3%
Beiersdorf AG (Germany)	4,521	514,743
Edgewell Personal Care Co.*	19,400	604,504
Herbalife Nutrition Ltd.*	29,768	1,338,965
Kao Corp. (Japan)	60,512	4,793,245
Natura & Co. Holding SA (Brazil)	18,600	135,752
Pola Orbis Holdings, Inc. (Japan)	7,850	136,527
Unilever NV (United Kingdom)	43,051	2,297,410
Unilever PLC (United Kingdom)	42,288	2,281,868

		12,103,014

Pharmaceuticals — 2.8%
Arvinas, Inc.*(a)	5,000	167,700
Astellas Pharma, Inc. (Japan)	48,120	802,975
AstraZeneca PLC (United Kingdom)	67,442	7,077,306
AstraZeneca PLC (United Kingdom), ADR	75,797	4,008,903
Bayer AG (Germany)	104,017	7,747,121
Bristol-Myers Squibb Co.	64,799	3,810,181
Chugai Pharmaceutical Co. Ltd. (Japan)	76,455	4,092,383
Daiichi Sankyo Co. Ltd. (Japan)	16,321	1,331,724

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Dechra Pharmaceuticals PLC (United Kingdom)	31,000	$1,097,422
Eli Lilly & Co.	16,436	2,698,462
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A*	70,000	332,489
Jazz Pharmaceuticals PLC*	23,890	2,636,023
Johnson & Johnson	31,283	4,399,328
Merck & Co., Inc.	29,220	2,259,583
Novartis AG (Switzerland)	219,585	19,222,371
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	4,400	686,488
Recordati SpA (Italy)	21,903	1,096,919
Roche Holding AG (Switzerland)	86,892	30,266,268
Sanofi (France)	159,802	16,380,986
Sino Biopharmaceutical Ltd. (Hong Kong)	88,000	166,376
Takeda Pharmaceutical Co. Ltd. (Japan)	77,400	2,775,743
UCB SA (Belgium)	21,800	2,533,863
Yunnan Baiyao Group Co. Ltd. (China) (Class A Stock)	10,500	139,538
Zoetis, Inc.	18,118	2,482,891

		118,213,043

Professional Services — 0.8%
ASGN, Inc.*	16,500	1,100,220
CBIZ, Inc.*	29,660	710,950
CRA International, Inc.	30,500	1,204,750
Experian PLC (United Kingdom)	236,849	8,343,347
ICF International, Inc.	11,800	764,994
Insperity, Inc.	21,000	1,359,330
Recruit Holdings Co. Ltd. (Japan)	304,846	10,506,384
RELX PLC (United Kingdom)	142,373	3,315,776
SGS SA (Switzerland)	441	1,084,173
Teleperformance (France)*	17,100	4,360,514
TransUnion	11,514	1,002,179
Verisk Analytics, Inc.	6,646	1,131,149

		34,883,766

Real Estate Management & Development — 0.6%
Ayala Land, Inc. (Philippines)	541,900	369,543
China Overseas Land & Investment Ltd. (China)	76,000	230,679
CK Asset Holdings Ltd. (Hong Kong)	211,518	1,262,339
Henderson Land Development Co. Ltd. (Hong Kong)	616,346	2,346,887
Hongkong Land Holdings Ltd. (Hong Kong)	295,886	1,229,003
Jones Lang LaSalle, Inc.(a)	5,800	600,068
Kerry Properties Ltd. (Hong Kong)	152,092	394,165
Longfor Group Holdings Ltd. (China), 144A	34,500	164,609
Mitsubishi Estate Co. Ltd. (Japan)	131,400	1,951,088
Mitsui Fudosan Co. Ltd. (Japan)	97,800	1,724,025
Sino Land Co. Ltd. (Hong Kong)	818,541	1,030,554
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	126,843	671,539
UOL Group Ltd. (Singapore)	97,463	476,025

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Vonovia SE (Germany)(a)	202,789	$12,480,355

		24,930,879

Road & Rail — 0.2%
Canadian National Railway Co. (Canada)	17,100	1,512,876
Canadian Pacific Railway Ltd. (Canada)	11,400	2,899,711
East Japan Railway Co. (Japan)	20,289	1,405,370
Landstar System, Inc.(a)	13,254	1,488,557
Marten Transport Ltd.	31,900	802,604
Rumo SA (Brazil)*	104,700	433,964
Schneider National, Inc. (Class B Stock)	48,753	1,202,737

		9,745,819

Semiconductors & Semiconductor Equipment — 2.2%
Advanced Energy Industries, Inc.*	16,300	1,104,977
Analog Devices, Inc.	2,192	268,827
Applied Materials, Inc.	123,856	7,487,095
ASML Holding NV (Netherlands)	55,580	20,536,525
Broadcom, Inc.	685	216,193
Brooks Automation, Inc.	13,900	614,936
Cabot Microelectronics Corp.	6,100	851,194
Enphase Energy, Inc.*(a)	16,200	770,634
Entegris, Inc.(a)	18,613	1,099,098
FormFactor, Inc.*	27,500	806,575
Infineon Technologies AG (Germany)	157,100	3,729,261
Inphi Corp.*	4,900	575,750
KLA Corp.	15,313	2,978,072
Lam Research Corp.	24,573	7,948,383
Marvell Technology Group Ltd.	57,973	2,032,533
MediaTek, Inc. (Taiwan)	46,000	907,365
Micron Technology, Inc.*	146,049	7,524,445
NVIDIA Corp.	8,703	3,306,357
NXP Semiconductors NV (Netherlands)	26,709	3,045,894
ON Semiconductor Corp.*(a)	51,416	1,019,065
QUALCOMM, Inc.	86,145	7,857,285
Realtek Semiconductor Corp. (Taiwan)	26,000	265,664
Semtech Corp.*	16,000	835,520
SK Hynix, Inc. (South Korea)	13,739	979,725
Skyworks Solutions, Inc.	10,894	1,392,907
SMART Global Holdings, Inc.*	9,500	258,210
SolarEdge Technologies, Inc.*	5,400	749,412
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	601,000	6,400,804
Tokyo Electron Ltd. (Japan)	17,379	4,289,546
Xilinx, Inc.	12,489	1,228,793

		91,081,045

Software — 2.8%
2U, Inc.*(a)	16,800	637,728
Adobe, Inc.*	27,835	12,116,854
ANSYS, Inc.*	3,899	1,137,455
Aspen Technology, Inc.*(a)	27,751	2,875,281
Atlassian Corp. PLC (Class A Stock)*	6,899	1,243,683
Autodesk, Inc.*	6,169	1,475,563
Cadence Design Systems, Inc.*	24,698	2,370,020

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Cerence, Inc.*(a)	14,700	$600,348
Citrix Systems, Inc.	14,208	2,101,506
Constellation Software, Inc. (Canada)	1,556	1,756,907
Cornerstone OnDemand, Inc.*	19,500	751,920
Coupa Software, Inc.*(a)	6,806	1,885,534
Everbridge, Inc.*	5,600	774,816
LivePerson, Inc.*(a)	30,900	1,280,187
Microsoft Corp.	117,024	23,815,554
Mimecast Ltd.*(a)	17,600	733,216
Nice Ltd. (Israel)*	15,893	2,966,333
Nice Ltd. (Israel), ADR*(a)	13,500	2,554,740
NortonLifeLock, Inc.	61,305	1,215,678
Oracle Corp.	51,878	2,867,297
Oracle Corp. (Japan)	54,707	6,493,322
Paycom Software, Inc.*(a)	3,511	1,087,462
Pegasystems, Inc.(a)	3,600	364,212
Rapid7, Inc.*(a)	13,200	673,464
RingCentral, Inc. (Class A Stock)*	4,509	1,285,110
SailPoint Technologies Holdings, Inc.*(a)	60,700	1,606,729
salesforce.com, Inc.*	51,852	9,713,435
SAP SE (Germany)	143,930	20,227,805
Synopsys, Inc.*	7,048	1,374,360
Temenos AG (Switzerland)	18,300	2,867,418
Tenable Holdings, Inc.*	19,900	593,219
Varonis Systems, Inc.*	17,400	1,539,552
VMware, Inc. (Class A Stock)*	711	110,106
Workday, Inc. (Class A Stock)*	17,564	3,290,791

		116,387,605

Specialty Retail — 0.6%
Burlington Stores, Inc.*	11,650	2,294,235
Children’s Place, Inc. (The)	18,700	699,754
China Yongda Automobiles Services Holdings Ltd. (China)*	246,500	299,466
Dick’s Sporting Goods, Inc.(a)	36,200	1,493,612
Five Below, Inc.*	4,800	513,168
Home Depot, Inc. (The)	7,960	1,994,060
Industria de Diseno Textil SA (Spain)	36,631	974,468
Lithia Motors, Inc. (Class A Stock)	2,400	363,192
Nitori Holdings Co. Ltd. (Japan)	9,038	1,771,156
O’Reilly Automotive, Inc.*	2,844	1,199,229
Ross Stores, Inc.	63,897	5,446,580
TJX Cos., Inc. (The)	90,134	4,557,175
USS Co. Ltd. (Japan)	185,788	2,970,454

		24,576,549

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	68,036	24,819,533
HP, Inc.	98,151	1,710,772
Pure Storage, Inc. (Class A Stock)*	37,400	648,142
Samsung Electronics Co. Ltd. (South Korea)	134,810	5,980,364
Xerox Holdings Corp.	67,371	1,030,103

		34,188,914

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)*	7,289	1,926,053

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
ANTA Sports Products Ltd. (China)	48,000	$427,701
Burberry Group PLC (United Kingdom)	19,263	383,927
Carter’s, Inc.(a)	9,900	798,930
G-III Apparel Group Ltd.*(a)	40,500	538,245
Hermes International (France)	1,469	1,234,392
Kering SA (France)	1,889	1,032,464
Kontoor Brands, Inc.	7,400	131,794
LVMH Moet Hennessy Louis Vuitton SE (France)	29,652	13,186,046
Moncler SpA (Italy)*	29,009	1,103,393
NIKE, Inc. (Class B Stock)	11,925	1,169,246
Oxford Industries, Inc.(a)	13,900	611,739
Shenzhou International Group Holdings Ltd. (China)	10,800	131,029
Steven Madden Ltd.(a)	35,855	885,260
Tapestry, Inc.	8,947	118,816
VF Corp.	26,293	1,602,296
Wolverine World Wide, Inc.(a)	38,000	904,780

		26,186,111

Thrifts & Mortgage Finance — 0.2%
Bridgewater Bancshares, Inc.*	59,500	609,875
Essent Group Ltd.	101,358	3,676,254
Housing Development Finance Corp. Ltd. (India)	215,118	4,994,715
MGIC Investment Corp.	112,200	918,918
Western New England Bancorp, Inc.	22,500	130,275

		10,330,037

Tobacco — 0.2%
Altria Group, Inc.	51,864	2,035,662
Imperial Brands PLC (United Kingdom)	141,127	2,699,201
Philip Morris International, Inc.	41,960	2,939,718
Swedish Match AB (Sweden)	42,352	2,988,737

		10,663,318

Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	64,900	1,998,920
Applied Industrial Technologies, Inc.	18,200	1,135,498
Fastenal Co.	70,945	3,039,284
Fly Leasing Ltd. (Ireland), ADR*	20,300	166,663
HD Supply Holdings, Inc.*	83,105	2,879,588
ITOCHU Corp. (Japan)	442,026	9,519,285
MonotaRO Co. Ltd. (Japan)	34,745	1,391,555
MSC Industrial Direct Co., Inc. (Class A Stock)	3,143	228,842
Rush Enterprises, Inc. (Class A Stock)	12,600	522,396

		20,882,031

Transportation Infrastructure — 0.0%
Auckland International Airport Ltd. (New Zealand)	285,100	1,209,202
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)*	30,900	143,621
Kamigumi Co. Ltd. (Japan)	29,779	584,420
SATS Ltd. (Singapore)	181,311	375,496

COMMON STOCKS (continued)	Shares	Value
Transportation Infrastructure (continued)
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	11,600	$118,561

		2,431,300

Water Utilities — 0.0%
American Water Works Co., Inc.	8,406	1,081,516

Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico)
(Class L Stock), ADR(a)	7,170	90,987
Bharti Airtel Ltd. (India)*	57,438	426,607
China Mobile Ltd. (China)	24,000	162,897
KDDI Corp. (Japan)	77,277	2,317,154
Safaricom PLC (Kenya)	7,953,600	2,141,647
SoftBank Group Corp. (Japan)	64,200	3,246,611
T-Mobile US, Inc.*	98,742	10,283,979
Vodafone Group PLC (United Kingdom)	660,961	1,054,637

		19,724,519

TOTAL COMMON STOCKS (cost $1,913,098,373)		2,054,598,149

EXCHANGE-TRADED FUND — 0.0%
iShares MSCI Emerging Markets ETF(a) (cost $1,859,469)	43,800	1,751,562

PREFERRED STOCKS — 0.2%
Airlines — 0.0%
Azul SA (Brazil) (PRFC)*	45,500	169,597

Automobiles — 0.2%
Porsche Automobil Holding SE (Germany) (PRFC)*	130,695	7,571,016

Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	28,102	108,262
Itau Unibanco Holding SA (Brazil) (PRFC)	59,248	280,001

		388,263

TOTAL PREFERRED STOCKS (cost $8,099,651)		8,128,876

	Units

RIGHTS* — 0.0%
Wireless Telecommunication Services
T-Mobile US, Inc., expiring 07/27/20 (cost $2,036)	98,757	16,591

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.0%
Hertz Fleet Lease Funding LP,
Series 2017-01, Class A1, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.827%(c)	04/10/31	226	224,891

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans — 0.1%
Consumer Lending Receivables Trust,
Series 2019-A, Class A, 144A
3.520%	04/15/26	279	$279,436
Consumer Loan Underlying Bond (CLUB) Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	953	957,092
Consumer Loan Underlying Bond (CLUB) Credit Trust,
Series 2019-P02, Class A, 144A
2.470%	10/15/26	653	654,178
Consumer Loan Underlying Bond Credit Trust,
Series 2018-P03, Class A, 144A
3.820%	01/15/26	1,029	1,035,430
Series 2019-P01, Class A, 144A
2.940%	07/15/26	401	402,168
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29	615	617,238
Series 2020-01A, Class A, 144A
2.240%	03/15/30	445	446,625
SoFi Consumer Loan Program Trust,
Series 2019-04, Class A, 144A
2.450%	08/25/28	714	721,279

			5,113,446

Home Equity Loans — 0.0%
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.545%(c)	10/25/35	308	307,884

Other — 0.3%
Aaset Trust,
Series 2019-01, Class A, 144A
3.844%	05/15/39	993	896,801
Series 2019-02, Class A, 144A
3.376%	10/16/39	949	856,010
Series 2020-01A, Class A, 144A
3.351%	01/16/40	717	631,737
Castlelake Aircraft Structured Trust,
Series 2019-01A, Class A, 144A
3.967%	04/15/39	1,028	899,011
Domino’s Pizza Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.116%	07/25/48	1,081	1,150,502
Horizon Aircraft Finance II Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.721%	07/15/39	718	631,805
Nationstar HECM Loan Trust,
Series 2018-02A, Class A, 144A
3.188%(cc)	07/25/28	227	227,232
Series 2018-03A, Class A, 144A
3.555%(cc)	11/25/28	241	241,200
Series 2019-01A, Class A, 144A
2.651%(cc)	06/25/29	426	427,519
Sapphire Aviation Finance II Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A
3.228%	03/15/40	1,421	1,207,269

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (continued)
Thunderbolt Aircraft Lease Ltd. (Cayman Islands),
Series 2017-A, Class A, 144A
4.212%	05/17/32	641	$576,909
Thunderbolt III Aircraft Lease Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.671%	11/15/39	1,171	1,042,444
Verizon Owner Trust,
Series 2019-C, Class C
2.160%	04/22/24	1,100	1,102,464
Series 2020-A, Class C
2.060%	07/22/24	1,280	1,280,680

			11,171,583

Residential Mortgage-Backed Securities — 0.0%
Towd Point Mortgage Trust,
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	439	471,525
Series 2018-06, Class A1A, 144A
3.750%(cc)	03/25/58	1,107	1,164,368
Series 2019-01, Class A1, 144A
3.750%(cc)	03/25/58	401	431,139

			2,067,032

TOTAL ASSET-BACKED SECURITIES (cost $19,556,701)			18,884,836

BANK LOANS — 1.3%

Advertising — 0.0%
AppLovin Corp.,
Amendment No 3 New Term Loan, 1 Month LIBOR + 4.000%
4.175%(c)	08/15/25^	125	121,882
Lamar Media Corp.,
New Term Loan B, 1 Month LIBOR + 1.500%
1.674%(c)	02/05/27	125	121,875
Red Ventures LLC,
Term B-2, 1 Month LIBOR + 2.500%
2.678%(c)	11/08/24	229	215,813
Terrier Media Buyer, Inc.,
Term Loan, 1 Month LIBOR + 4.250%
4.428%(c)	12/17/26	423	402,852

			862,422

Aerospace & Defense — 0.0%
AI Convoy Luxembourg Sarl (Luxembourg),
Facility B USD, 1 - 6 Month LIBOR + 3.500%
4.650%(c)	01/18/27	189	180,250
Dynasty Acquisition Co., Inc.,
2020 Specified Refinancing Term B-1 Facility, 3 Month LIBOR + 3.500%
3.808%(c)	04/06/26	110	93,545
2020 Specified Refinancing Term B-2 Facility, 3 Month LIBOR + 3.500%
3.808%(c)	04/06/26	59	50,293
TransDigm, Inc.,
Tranche F Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.428%(c)	12/09/25	547	491,723

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Aerospace & Defense (continued)
WP CPP Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%
4.500%(c)	04/30/25	153	$131,861

			947,672

Airlines — 0.0%
JetBlue Airways Corp.,
Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	06/17/24	65	63,592
Kestrel Bidco, Inc. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	12/11/26	139	111,324
Mileage Plus Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	06/25/27	200	198,321

			373,237

Auto Manufacturers — 0.0%
CTOS LLC,
Term Loan B, 1 Month LIBOR + 4.250%
4.440%(c)	04/18/25	128	125,140

Biotechnology — 0.0%
Aldevron LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
4.428%(c)	10/12/26	199	194,887

Building Materials — 0.0%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.678%(c)	10/01/26	124	120,022
Ingersoll-Rand Services Co.,
2020 Spinco Tranche B-1 Dollar Term Loan, 1 Month LIBOR + 1.750%
1.928%(c)	02/28/27	125	117,869

			237,891

Chemicals — 0.0%
Chemours Co. (The),
Tranche B-2 US Term Loan, 1 Month LIBOR + 1.750%
1.930%(c)	04/03/25	122	115,552
Consolidated Energy Finance SA (Switzerland),
Initial Term Loan, 1 Month LIBOR + 2.500%
2.694%(c)	05/07/25^	172	155,207
Hexion, Inc.,
Senior Secured Term B Loan, 3 Month LIBOR + 3.500%
4.940%(c)	07/01/26^	59	57,618
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.188%(c)	10/01/25	340	318,587
Oxea Corp.,
Tranche B-2 Term Loan, 1 Month LIBOR + 3.500%
3.688%(c)	10/14/24^	222	202,878
SCIH Salt Holdings, Inc.,
First Lien Closing Date Term Loan, 3 Month LIBOR + 4.500%
5.500%(c)	03/03/27^	125	122,500
Tronox Finance LLC,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 2.750%
2.993%(c)	09/23/24	105	100,791

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Chemicals (continued)
WR Grace & Co-Conn,
Term B1 Loan, 3 Month LIBOR + 1.750%
2.058%(c)	04/03/25	27	$26,198
Term B-2 Loan, 3 Month LIBOR + 1.750%
2.058%(c)	04/03/25	47	44,911

			1,144,242

Coal — 0.0%
Murray Energy Corp.,
Superpriority Term B-2 Loan, 3 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)
—%(c)	10/17/22	208	2,595
Term Loan
—%(p)	07/29/20	70	38,616

			41,211

Commercial Services — 0.1%
AlixPartners LLP,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.500%
2.678%(c)	04/04/24	100	95,852
Amentum Government Services Holdings LLC,
First Lien Initial Term Loan, 1 - 3 Month LIBOR + 4.000%
4.178%(c)	01/31/27	150	147,374
AVSC Holding Corp.,
First Lien 2019 Incremental Term Loan, 3 - 6 Month LIBOR +4.500%
5.500%(c)	10/15/26^	124	87,062
BrightView Landscapes LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.750%(c)	08/15/25^	122	118,825
Cast & Crew Payroll LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.930%(c)	02/09/26	164	149,124
Coinamatic Canada, Inc.,
First Lien Initial Canadian Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	05/16/22	26	24,788
Second Lien Initial Canadian Term Loan, 1 Month LIBOR + 7.000%
8.000%(c)	05/12/23	5	4,982
Creative Artists Agency LLC,
Incremental Term Loan, 1 Month LIBOR + 3.750%
3.928%(c)	11/27/26	124	117,612
CSC SW Holdco, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.250%
4.250%(c)	11/14/22	358	341,822
Ensemble RCM LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
4.437%(c)	08/01/26	74	72,297
EVO Payments International LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
3.440%(c)	12/22/23	184	178,085
Financial & Risk Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	10/01/25	609	593,970
Fleet US Bidco, Inc.,
Facility B Loan, 3 Month LIBOR + 3.250%
4.322%(c)	10/07/26^	45	42,429

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Commercial Services (continued)
Fly Funding II Sarl (Ireland),
Term Loan B, 3 Month LIBOR + 1.750%
2.200%(c)	08/11/25	159	$132,386
Gems Menasa Cayman Ltd. (United Arab Emirates),
Term Loan
—%(p)	08/01/26^	125	117,812
KUEHG Corp.,
First Lien Term B-3 Loan, 3 Month LIBOR + 3.750%
4.750%(c)	02/21/25	430	364,808
Learning Care Group US No 2, Inc.,
2020 Incremental Term Loan, 3 Month LIBOR + 8.500%
8.860%(c)	03/13/25^	55	55,275
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.250%(c)	03/13/25	83	72,494
Lineage Logistics LLC,
Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	02/27/25	523	507,048
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	180	170,400
North American Lifting Holdings, Inc.,
Loan (Second Lien), 3 Month LIBOR + 9.000%
10.000%(c)	11/26/21^	100	15,000
Sabert Corp.,
Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	12/10/26	175	169,738
Sotheby’s,
Initial Term Loan, 1 Month LIBOR + 5.500%
6.500%(c)	01/15/27	116	108,140
Wash Multifamily Acquisition, Inc.,
First Lien Initial US Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	05/16/22	124	118,146
Second Lien Initial US Term Loan, 1 Month LIBOR + 7.000%
8.000%(c)	05/12/23	30	28,443
WaterBridge Midstream Operating LLC,
Initial Term Loan, 3 Month LIBOR + 5.750%
6.750%(c)	06/22/26	124	99,870

			3,933,782

Computers — 0.0%
Datto, Inc.,
Term Loan, 1 Month LIBOR + 4.250%
4.428%(c)	04/02/26	50	48,015
Harland Clarke Holdings Corp.,
Initial Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	11/03/23	167	120,006
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.500%(c)	09/29/25	54	53,314
Term B USD Loan, 1 Month LIBOR + 3.750%
3.934%(c)	09/30/24	269	261,290

			482,625

Distribution/Wholesale — 0.0%
BCPE Empire Holdings, Inc.,
First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.000%
4.089%(c)	06/11/26^	24	23,297

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Distribution/Wholesale (continued)
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.178%(c)	06/11/26^	154	$148,249
G-III Apparel Group Ltd.,
First Lien Senior Secured Initial Term Loan, 1 Month LIBOR + 5.250%
6.250%(c)	12/01/22	125	118,906
IAA, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
2.438%(c)	06/29/26	121	115,647

			406,099

Diversified Financial Services — 0.1%
Avolon TLB Borrower 1 US LLC (Ireland),
Term B-3 Loan, 1 Month LIBOR + 1.750%
2.500%(c)	01/15/25	116	107,396
Blucora, Inc.,
Refinancing Term Loan, 6 Month LIBOR + 3.000%
4.000%(c)	05/22/24^	138	135,704
Citadel Securities LP,
Term B Facility, 1 Month LIBOR + 2.750%
2.928%(c)	02/27/26	247	239,683
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	04/09/27	125	121,094
RPI 2019 Intermediate Finance Trust,
Term B-1 Term Loan, 1 Month LIBOR + 1.750%
1.928%(c)	02/05/27	373	363,892
Russell Investments US Institutional Holdco, Inc.,
Term Loan, 3 Month LIBOR + 2.750%
3.822%(c)	06/01/23	121	117,502
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.188%(c)	03/01/26	302	293,872

			1,379,143

Electric — 0.0%
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%
4.000%(c)	11/28/24	114	110,769
Granite Generation LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 3.750%
4.750%(c)	11/09/26	74	71,711
Green Energy Partners/Stonewall LLC,
Term B-1 Conversion Advances, 3 Month LIBOR + 5.500%
6.500%(c)	11/13/21	93	79,684
LMBE-MC HoldCo II LLC,
Term Loan, 3 Month LIBOR + 4.000%
5.460%(c)	12/03/25^	70	68,107
Pacific Gas & Electric Co.,
Loan, 1 Month LIBOR + 4.500%
5.500%(c)	06/23/25	180	177,450
Pike Corp.,
2019 New Term Loans, 1 Month LIBOR + 3.250%
4.250%(c)	07/24/26	108	104,338
Vistra Operations Co. LLC,
2018 Incremental Term Loan, 1 Month LIBOR + 1.750%
1.936%(c)	12/31/25	251	242,377

			854,436

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Electronics — 0.0%
II-VI, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
3.607%(c)	09/24/26	174	$168,743
TTM Technologies, Inc.,
Term B Loan, 1 Month LIBOR + 2.500%
2.673%(c)	09/30/24^	218	210,675

			379,418

Energy-Alternate Sources — 0.0%
Natgasoline LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.313%(c)	11/14/25^	104	99,288
Terra-Gen Finance Co. LLC,
Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	12/09/21^	182	173,938

			273,226

Engineering & Construction — 0.0%
Brand Energy & Infrastructure Services, Inc.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.392%(c)	06/21/24	251	228,961
DG Investment Intermediate Holdings 2, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	02/03/25	93	88,586
Hamilton HoldCo LLC (Australia),
Term Loan B, 3 Month LIBOR + 2.000%
2.310%(c)	01/04/27^	123	118,489
Landry’s Finance Acquisition Co.,
B Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/06/23^	35	36,750
Ventia Deco LLC (Australia),
Term Loan
—%(p)	05/21/26^	125	121,875
VM Consolidated, Inc.,
Term Loan B-1, 3 Month LIBOR + 3.250%
3.558%(c)	02/28/25	178	169,233

			763,894

Entertainment — 0.1%
Allen Media LLC,
Initial Term Loan, 3 Month LIBOR + 5.500%
5.808%(c)	02/10/27^	295	279,714
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B3 (USD) Loan, 3 Month LIBOR + 2.500%
3.500%(c)	02/01/24	420	398,069
AMC Entertainment Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.080%(c)	04/22/26	124	88,522
AP Gaming I LLC,
Incremental Term B Loan (First Lien), 3 Month LIBOR + 3.500%
4.500%(c)	02/15/24	29	24,896
Aristocrat International Pty Ltd. (Australia),
Initial Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	10/19/24	35	34,694
Aristocrat Technologies, Inc. (Australia),
Term B-3 Loan, 3 Month LIBOR + 1.750%
2.859%(c)	10/19/24	77	73,255

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Entertainment (continued)
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 3 Month LIBOR + 2.250%
3.322%(c)	02/28/25	199	$148,795
Second Amendment Dollar Tranche Term Loan, 3 Month LIBOR + 2.500%
3.572%(c)	09/30/26	124	91,452
Eldorado Resorts, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.250%
3.250%(c)	04/17/24	131	129,416
Golden Entertainment, Inc.,
Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%
3.750%(c)	10/21/24	335	302,586
GVC Holdings PLC (United Kingdom),
Facility B-3 (USD), 3 Month LIBOR + 2.250%
3.308%(c)	03/29/24^	113	107,916
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
2.678%(c)	05/29/26	70	67,175
Penn National Gaming, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 2.250%
3.000%(c)	10/15/25	98	91,244
Playtika Holding Corp.,
Term B Loan, 3 Month LIBOR + 6.000%
7.072%(c)	12/10/24	283	282,654
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%
3.302%(c)	08/14/24	153	134,465
SMG US Midco 2, Inc.,
2020 Refinancing Term Loan, 1 - 3 Month LIBOR + 2.500%
3.098%(c)	01/23/25^	74	65,287
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
3.808%(c)	07/10/25	209	207,712
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26^	95	98,325
UFC Holdings LLC,
Term B Loan, 3 Month LIBOR + 3.250%
4.250%(c)	04/29/26	50	46,981

			2,673,158

Environmental Control — 0.0%
Advanced Disposal Services, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	11/10/23	121	119,383
Environmental Resources Management, Inc.,
First Lien Initial Term B-1 Loan, 3 Month LIBOR + 3.750%
4.058%(c)	07/10/26	124	117,253

			236,636

Food Service — 0.0%
Agro Merchants Intermediate Holdings LP (Cayman Islands),
First Lien Effective Date Loan, 3 Month LIBOR + 3.750%
4.750%(c)	12/06/24^	83	78,787

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Food Service (continued)
Aramark Services, Inc.,
US Term B-3 Loan, 3 Month LIBOR + 1.750%
1.928%(c)	03/11/25	233	$219,409

			298,196

Foods — 0.1%
Bellring Brands LLC,
Term B Loan, 1 Month LIBOR + 5.000%
6.000%(c)	10/21/24	137	136,174
BI-LO LLC,
Initial Term Loan, 2 - 3 Month LIBOR + 8.000%
9.000%(c)	05/31/24	295	291,803
Chobani LLC,
Term Loan B, 1 Month LIBOR + 3.500%
4.500%(c)	10/10/23	367	352,558
Froneri US, Inc. (United Kingdom),
Facility B-2, 1 Month LIBOR + 2.250%
2.428%(c)	01/29/27	140	131,483
JBS USA LUX SA/JBS USA Finance, Inc.,
New Term Loan, 3 Month LIBOR + 2.000%
3.072%(c)	05/01/26	251	239,246
Saffron Borrowco LLC,
Term B Loan, 1 Month LIBOR + 6.750%
6.928%(c)	06/20/25^	60	58,053
Shearer’s Foods LLC,
Refinancing Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	03/31/22	116	113,964
Term Loan (Second Lien), 3 Month LIBOR + 6.750%
7.750%(c)	06/30/22^	89	86,632
US Foods, Inc.,
Incremental B-2019 Term Loan, 1 Month LIBOR + 2.000%
3.072%(c)	09/13/26	124	115,999

			1,525,912

Forest Products & Paper — 0.0%
Clearwater Paper Corp.,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.250%(c)	07/26/26^	60	59,214

Gas — 0.0%
UGI Energy Services LLC,
Initial Term Loan, 1 Month LIBOR + 3.750%
3.928%(c)	08/07/26	124	119,573

Healthcare-Products — 0.0%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
4.818%(c)	02/11/26	370	356,734
CPI Holdco LLC,
First Lien Closing Date Term Loan, 1 Month LIBOR + 4.250%
4.428%(c)	11/04/26	30	28,728

			385,462

Healthcare-Services — 0.0%
American Renal Holdings, Inc.,
New Term Loan B, 1 Month LIBOR + 5.000%
5.178%(c)	06/21/24^	160	149,991

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Healthcare-Services (continued)
Da Vinci Purchaser Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
5.238%(c)	01/08/27	185	$179,604
DaVita, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 1.750%
1.928%(c)	08/12/26	124	119,877
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.928%(c)	11/17/25	176	163,614
MED ParentCo LP,
First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.250%
4.431%(c)	08/31/26	8	7,529
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
4.613%(c)	08/31/26	48	42,797
Second Lien Term Loan, 1 Month LIBOR + 8.250%
8.654%(c)	08/30/27	40	34,200
US Anesthesia Partners, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.000%
4.000%(c)	06/24/24	158	139,319
US Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
5.188%(c)	06/26/26	293	280,925
Wink Holdco, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	12/02/24	122	116,848

			1,234,704

Holding Companies-Diversified — 0.0%
Travelport Finance SARL (Luxembourg),
First Lien Initial Term Loan, 3 Month LIBOR + 5.000%
6.072%(c)	05/29/26	234	151,750
Second Lien Initial Term Loan, 3 Month LIBOR + 9.000%
10.072%(c)	05/28/27	50	13,083

			164,833

Household Products/Wares — 0.0%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.928%(c)	02/04/27	249	239,311

Insurance — 0.1%
Acrisure LLC,
Term Loan B 2020, 1 Month LIBOR + 3.500%
3.678%(c)	02/15/27	329	310,118
Alliant Holdings Intermediate LLC,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.928%(c)	05/09/25	478	450,263
Amerilife Holdings LLC,
First Lien Term Loan, 1 Month LIBOR + 4.000%
4.173%(c)	03/18/27^	129	121,454
AmWINS Group, Inc.,
Term Loan (First Lien), 1 Month LIBOR + 2.750%
3.750%(c)	01/25/24	269	261,318
AssuredPartners, Inc.,
2020 February Refinancing Term Loan, 1 Month LIBOR + 3.500%
3.678%(c)	02/12/27	95	90,153

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Insurance (continued)
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	08/04/22	486	$472,530
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	11/03/24	199	192,260
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	11/03/23	166	159,922
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
6.678%(c)	08/04/25	400	396,500
HUB International Ltd.,
2019 Incremental Term Loan, 3 Month LIBOR + 4.000%
5.000%(c)	04/25/25	124	122,406
Initial Term Loan, 2 Month LIBOR + 3.000%
4.020%(c)	04/25/25	468	445,253

			3,022,177

Internet — 0.1%
Anastasia Parent LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
4.058%(c)	08/11/25	123	40,006
Ancestry.com Operations, Inc.,
Non Extended Term Loan B, 1 Month LIBOR + 3.750%
4.750%(c)	10/19/23	169	159,477
Buzz Merger Sub Ltd. (Bermuda),
Initial Term Loan, 1 Month LIBOR + 2.750%
2.928%(c)	01/29/27	40	38,354
Getty Images, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.500%
4.688%(c)	02/19/26	49	43,179
Go Daddy Operating Co. LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 1.750%
1.928%(c)	02/15/24	182	174,885
ION Trading Finance Ltd. (Ireland),
Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
5.072%(c)	11/21/24	187	178,761
Micro Holding Corp.,
Amendment No. 2 Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.572%(c)	09/15/24	122	116,028
Northwest Fiber LLC,
First Lien Term B Loan, 3 Month LIBOR + 5.500%
5.673%(c)	04/30/27^	240	237,600
Rodan & Fields LLC,
Closing Date Term Loan, 1 Month LIBOR + 4.000%
6.250%(c)	06/16/25	44	21,829
Uber Technologies, Inc.,
First Lien Term Loan, 1 Month LIBOR + 4.000%
5.000%(c)	04/04/25	359	342,667
Web.com Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.940%(c)	10/10/25	143	135,113
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.750%
7.940%(c)	10/09/26	36	30,797

			1,518,696

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Investment Companies — 0.0%
RPI 2019 Intermediate Finance Trust,
Term A-1 Term Loan, 1 Month LIBOR + 1.500%
1.678%(c)	02/07/25	148	$142,941
RPI Intermediate Finance Trust,
Term B-1 Term Loan, 3 Month LIBOR + 1.750%
1.928%(c)	02/11/27	240	233,336

			376,277

Leisure Time — 0.0%
Alterra Mountain Co.,
First Lien Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	05/13/26	112	105,187
5.500%(c)	05/13/26	45	43,990
Bombardier Recreational Products, Inc. (Canada),
2020 Incremental Term Loan, 3 Month LIBOR + 5.000%
6.000%(c)	05/24/27^	125	125,000
Callaway Golf Co.,
Term Loan, 1 Month LIBOR + 4.500%
4.685%(c)	01/04/26^	74	72,890
Carnival Corp.,
Term Loan
—%(p)	06/26/25^	90	86,850
Equinox Holdings, Inc.,
Incremental Term B-1 Loan (First Lien), 1 Month LIBOR + 3.000%
4.072%(c)	03/08/24	179	135,491
Initial Loan (Second Lien), 3 Month LIBOR + 7.000%
8.072%(c)	09/06/24	50	33,333
Life Time, Inc.,
New 2017 Refinancing Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/10/22	290	254,632
PlayPower, Inc.,
Initial Term Loan, 3 Month LIBOR + 5.500%
5.808%(c)	05/08/26	122	106,693
United PF Holdings LLC,
Delayed Draw Tem Loan, 3 Month LIBOR + 4.000%
4.191%(c)	12/30/26	3	2,975
First Lien Initial Term Loan, 3 Month LIBOR + 8.500%
9.500%(c)	12/30/26^	30	30,000
Initial Term Loan, 3 Month LIBOR + 4.000%
4.308%(c)	12/30/26	89	77,887

			1,074,928

Lodging — 0.1%
Boyd Gaming Corp.,
Refinancing Term B Loan, 1 Month LIBOR + 2.250%
2.359%(c)	09/15/23	134	125,813
Caesars Resort Collection LLC,
Term Loan
—%(p)	06/19/25	375	348,884
Caesars Resort Collection LLC/CRC Finco, Inc.,
Term B Loan, 1 Month LIBOR + 2.750%
2.928%(c)	12/23/24	718	639,534
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/18/24	291	264,172

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Lodging (continued)
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
2.178%(c)	11/30/23	123	$115,880
Golden Nugget LLC,
First Initial Term Loan, 1 - 2 Month LIBOR + 2.500%
3.473%(c)	10/04/23	434	352,635
Marriott Ownership Resorts, Inc.,
Term Loan B, 1 Month LIBOR + 1.750%
1.928%(c)	08/29/25^	109	101,568
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
2.500%(c)	02/08/27	248	226,741
Wyndham Hotels & Resorts, Inc.,
Term Loan
—%(p)	05/30/25	148	138,901

			2,314,128

Machinery-Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	08/01/25	412	396,813
Vertiv Group Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.183%(c)	03/02/27	249	234,205

			631,018

Machinery-Diversified — 0.0%
CPM Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
3.962%(c)	11/17/25	54	48,825
Thermon Holding Corp.,
Term B Loan, 1 Month LIBOR + 3.750%
4.750%(c)	10/30/24^	56	54,437
Verticcal US Newco, Inc.,
Term Loan
—%(p)	06/30/27	65	63,700

			166,962

Media — 0.1%
Altice Financing SA (Luxembourg),
March 2017 Term Loan, 1 Month LIBOR + 2.750%
2.935%(c)	07/15/25	121	114,480
October 2017 USD Term Loan, 1 Month LIBOR + 2.750%
2.930%(c)	01/31/26	122	114,867
Cengage Learning, Inc.,
Term B Loan, 3 Month LIBOR + 4.250%
5.250%(c)	06/07/23	181	144,539
Charter Communications Operating LLC,
Term Loan B-2, 1 Month LIBOR + 1.750%
1.930%(c)	02/01/27	556	533,292
Coral-US Co-Borrower LLC (Chile),
Term B-5 Loan, 1 Month LIBOR + 2.250%
2.428%(c)	01/31/28	280	265,300
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.435%(c)	07/17/25	227	214,667

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Media (continued)
October 2018 Incremental Term Loan, 1 Month LIBOR + 2.250%
2.435%(c)	01/15/26	173	$163,308
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.685%(c)	04/15/27	125	118,204
Cumulus Media New Holdings, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.822%(c)	03/31/26	124	115,130
Diamond Sports Group LLC,
Term Loan, 3 Month LIBOR + 3.250%
3.430%(c)	08/24/26	382	309,989
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%/PRIME + 1.500%
4.061%(c)	11/18/24	142	132,170
EW Scripps Co. (The),
Tranche B-2 Term Loan, 1 Month LIBOR + 2.500%
2.678%(c)	05/01/26	123	116,139
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	05/01/26	65	59,447
ION Media Networks, Inc.,
Term B-4 Loans, 3 Month LIBOR + 3.000%
3.813%(c)	12/17/24	149	140,339
LCPR Loan Financing LLC,
Initial Term Loan, 1 Month LIBOR + 5.000%
5.185%(c)	10/15/26	135	133,988
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
2.923%(c)	09/18/26	256	243,360
Nielsen Finance LLC,
Dollar Term B-5 Loan, 1 Month LIBOR + 3.750%
4.750%(c)	06/04/25	80	79,133
Radiate Holdco LLC,
Closing Date Term Loan, 1 Month LIBOR + 3.000%
3.750%(c)	02/01/24	351	334,461
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.690%(c)	09/30/26	109	103,607
Springer Nature Deutschland GmbH (Germany),
Term Loan B 16, 1 Month LIBOR + 3.500%
4.500%(c)	08/14/24	104	100,081
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.685%(c)	01/31/28	250	238,625

			3,775,126

Metal Fabricate/Hardware — 0.0%
Hillman Group, Inc. (The),
Term Loan
—%(p)	05/31/25	134	125,230
Sabre Industries, Inc.,
Term Loan
—%(p)	04/15/26^	124	120,037
Zekelman Industries, Inc.,
2020 Term Loan, 1 Month LIBOR + 2.250%
2.430%(c)	01/24/27^	124	119,388

			364,655

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Mining — 0.0%
American Rock Salt Co. LLC,
2018 Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	03/21/25	80	$78,199

Miscellaneous Manufacturing — 0.0%
Championx Holding Inc.,
Term Loan, 1 Month LIBOR + 5.000%
6.000%(c)	06/03/27	75	72,187
EIG Investors Corp.,
2018 Refinancing Term Loan, 3 Month LIBOR + 3.750%
4.750%(c)	02/09/23	219	210,412
Excelitas Technologies Corp.,
First Lien Initial USD Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	12/02/24^	44	42,888
Filtration Group Corp.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	03/29/25	152	146,200
Kingpin Intermediate Holdings LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
4.500%(c)	07/03/24^	97	81,705
Vectra Co.,
Initial Loan (Second Lien), 1 Month LIBOR + 7.250%
7.428%(c)	03/08/26^	15	13,800
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.428%(c)	03/10/25	108	100,254

			667,446

Oil & Gas — 0.0%
Apro LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
5.000%(c)	11/14/26^	50	48,658
California Resources Corp.,
Term Loan (08/16), 3 Month LIBOR + 10.375%
11.375%(c)	12/31/21	215	9,982
Term Loan (11/17), 3 Month LIBOR + 4.750%
5.750%(c)	12/31/22	245	84,525
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%
8.000%(c)	08/01/23	69	65,654
Delek US Holdings, Inc.,
Incremental Term Loan, 1 Month LIBOR + 5.500%
6.500%(c)	03/31/25	85	80,689
Term Loan, 1 Month LIBOR + 2.250%
2.428%(c)	03/31/25	122	113,181
Gavilan Resources LLC,
Initial Term Loan (Second Lien), 1 Month LIBOR + 6.000%/PRIME + 5.000%
7.927%(c)	03/01/24^	225	563
Hamilton Projects Acquiror LLC,
Term Loan, 3 Month LIBOR + 4.750%
5.750%(c)	06/11/27	145	141,194

			544,446

Packaging & Containers — 0.1%
Anchor Glass Container Corp.,
July 2017 Additional Term Loan, 1 - 3 Month LIBOR + 2.750%
3.944%(c)	12/07/23	120	89,929

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Packaging & Containers (continued)
Berlin Packaging LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
3.180%(c)	11/07/25	226	$212,815
Berry Global, Inc.,
Term Y Loan, 1 Month LIBOR + 2.000%
2.177%(c)	07/01/26	89	84,840
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.561%(c)	04/03/24	121	108,337
Charter NEX US, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	05/16/24	121	115,231
Incremental Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	05/16/24	39	37,276
Flex Acquisition Co., Inc.,
Incremental B-2018 Term Loan, 3 Month LIBOR + 3.250%
4.683%(c)	06/30/25	130	121,712
Initial Term Loan, 3 Month LIBOR + 3.000%
4.433%(c)	12/29/23	334	318,875
Pregis Topco LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.178%(c)	07/31/26	125	119,400
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
2.928%(c)	02/06/23	603	574,408

			1,782,823

Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.190%(c)	06/02/25	302	292,864
Elanco Animal Health, Inc.,
Term Loan
—%(p)	02/04/27	375	357,344
Lannett Co., Inc.,
Initial Tranche A Term Loan, 1 Month LIBOR + 5.000%
6.000%(c)	11/25/20	3	2,435
Initial Tranche B Term Loan, 1 Month LIBOR + 5.375%
6.375%(c)	11/25/22	332	323,755
Pathway Vet Alliance LLC,
Term Loan
—%(p)	03/31/27	97	94,407
—%(p)	03/31/27	8	7,673

			1,078,478

Pipelines — 0.0%
BCP Raptor LLC,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	06/24/24	147	107,565
4.928%(c)	11/03/25	124	79,200
BCP Renaissance Parent LLC,
Initial Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	10/31/24	122	102,190
Blackstone CQP Holdco, LP,
Initial Term Loan, 3 Month LIBOR + 3.500%
3.806%(c)	09/30/24	248	237,185

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Pipelines (continued)
Brazos Delaware II LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.190%(c)	05/21/25	98	$65,562
Buckeye Partners LP,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.923%(c)	11/01/26	90	86,094
EPIC Crude Services LP,
Term Loan, 3 Month LIBOR + 5.000%
5.370%(c)	02/21/26	150	115,750
GIP III Stetson I LP,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.430%(c)	07/18/25	207	137,791
Lower Cadence Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.178%(c)	05/22/26	99	87,505
Medallion Midland Acquisition LLC,
Term Loan
—%(p)	10/30/24	23	20,815
Traverse Midstream Partners LLC,
Advance, 1 Month LIBOR + 4.000%
5.000%(c)	09/27/24	79	65,107

			1,104,764

Private Equity — 0.0%
HarbourVest Partners, LP,
Term Loan, 1 Month LIBOR + 2.250%
2.565%(c)	03/03/25^	209	201,498
Victory Capital Holdings, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 2.500%
3.937%(c)	07/01/26	75	72,174

			273,672

Real Estate — 0.0%
Cushman & Wakefield PLC,
Replacement Term Loan, 1 Month LIBOR + 2.750%
2.928%(c)	08/21/25	237	222,252
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 3 Month LIBOR + 3.750%
4.750%(c)	01/30/24	113	95,456
2018 Refinancing Term C Facility, 3 Month LIBOR + 3.750%
4.750%(c)	01/30/24	6	5,384

			323,092

Real Estate Investment Trusts (REITs) — 0.0%
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.940%(c)	12/20/24	430	399,477

Regional — 0.0%
Seminole Tribe of Florida,
Refinancing Term Loan, 3 Month LIBOR + 1.750%
1.928%(c)	07/08/24^	83	79,609

Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.928%(c)	11/19/26	124	117,597

Interest Rate	Maturity Date		Principal Amount (000)#	Value

BANK LOANS (continued)
Retail (continued)
Ashco LLC,
Initial Term Loan, 3 Month LIBOR + 5.000%
6.072%(c)	09/25/24		1,295	$1,243,499
BW Gas & Convenience Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 6.250%
6.430%(c)	11/18/24^		113	109,240
CEC Entertainment, Inc.,
Term B Loan, 3 Month LIBOR + 8.500%
9.572%(c)	08/17/26		124	70,095
EG America LLC (United Kingdom),
Additional Facility Loan, 3 Month LIBOR + 4.000%
5.072%(c)	02/07/25		124	116,384
EG Finco Ltd. (United Kingdom),
Facility B (USD) Loan, 3 Month LIBOR + 4.000%
5.072%(c)	02/06/25		39	36,672
GYP Holdings III Corp.,
2018 Incremental Term Loan, 1 Month LIBOR + 2.750%
2.928%(c)	06/02/25		278	267,411
KFC Holding Co.,
2018 Term B Loan, 1 Month LIBOR + 1.750%
1.944%(c)	04/03/25		241	230,391
Party City Holdings, Inc.,
2018 Replacement Term Loan, 1 - 3 Month LIBOR + 2.500%
3.760%(c)	08/19/22		198	93,400
Red Lobster Management LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 5.250%
6.250%(c)	07/28/21^		122	100,110
Sports Authority, Inc. (The),
Term B Loan, 3 Month LIBOR + 6.000%
7.500%(c)	11/16/17^	(d)	249	249
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%
5.687%(c)	04/16/26		149	126,658
Whatabrands LLC,
2020 Refinancing Term Loan, 1 Month LIBOR + 2.750%
2.925%(c)	08/03/26		184	174,857
Wok Holdings, Inc.,
Term Loan, 1 Month LIBOR + 6.500%
6.678%(c)	03/01/26		163	103,719

				2,790,282

Semiconductors — 0.0%
Cabot Microelectronics Corp.,
Term Loan B1, 3 Month LIBOR + 2.000%
2.188%(c)	11/14/25		62	59,588
ON Semiconductor Corp.,
2019 Replacement Term B-4, 1 Month LIBOR + 2.000%
2.178%(c)	09/16/26		124	118,842

				178,430

Software — 0.2%
Aptean, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.250%
4.424%(c)	04/23/26		49	46,330
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	07/12/24		173	164,709

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Software (continued)
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250% (Cap N/A, Floor 0.000%)
4.428%(c)	10/02/25	306	$288,832
Bracket Intermediate Holding Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
5.701%(c)	08/15/25	79	72,312
Camelot US Acquisition I Co.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	10/30/26	140	135,560
Cvent, Inc.,
First Lien Term Loan, 1 Month LIBOR + 3.750%
3.928%(c)	11/30/24	122	103,350
Dynatrace LLC,
Senior Secured First Lien Term Loan, 3 Month LIBOR + 2.250%
2.428%(c)	08/22/25	52	50,017
Emerald TopCo, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
4.260%(c)	07/27/26	124	119,410
Epicor Software Corp.,
Term B Loan, 1 Month LIBOR + 3.250%
3.430%(c)	06/01/22	354	345,567
Fastball Mergersub LLC,
First Lien Term Loan, 3 Month LIBOR + 3.500%
4.572%(c)	01/31/27	30	27,806
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.250%(c)	06/13/25	160	138,057
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	06/13/24	444	387,368
Flexera Software LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.500%
4.500%(c)	02/26/25	123	119,966
Hyland Software, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.250%
4.000%(c)	07/01/24	134	129,358
Ivanti Software, Inc.,
Loan (Second Lien), 1 Month LIBOR + 9.000%
10.000%(c)	01/20/25	75	65,813
Term Loan (First Lien), 1 Month LIBOR + 4.250%
5.250%(c)	01/20/24	269	256,746
Kronos, Inc.,
2018 New Incremental Term Loan, 1 Month LIBOR + 3.000%
3.179%(c)	11/01/23	634	632,287
Second Lien Initial Term Loan, 1 Month LIBOR + 8.250%
9.250%(c)	11/01/24	220	219,431
MA FinanceCo LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.500%
2.678%(c)	06/21/24	65	60,872
Tranche B-4 Term Loans, 3 Month LIBOR + 4.250%
5.250%(c)	05/29/25	50	48,750
Navex TopCo, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.430%(c)	09/05/25	25	23,857
Project Boost Purchaser LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.500%
3.678%(c)	06/01/26	124	117,653

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Software (continued)
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
4.000%(c)	11/03/23	244	$230,757
Renaissance Holding Corp.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.250%
4.010%(c)	05/30/25	88	84,327
Seattle Escrow Borrower LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.678%(c)	06/21/24	421	391,963
Severin Acquisition LLC,
First Lien Term Loan, 1 Month LIBOR + 3.250%
3.425%(c)	08/01/25	84	80,167
Sophia LP,
Term B Loan, 3 Month LIBOR + 3.250%
4.250%(c)	09/30/22	224	217,676
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 1.750%
1.928%(c)	04/16/25	68	64,940
Term B-4 Loan, 1 Month LIBOR + 1.750%
1.928%(c)	04/16/25	48	45,625
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.928%(c)	04/16/25	242	229,858
SuperMoose Borrower LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.928%(c)	08/29/25	89	77,436
Ultimate Software Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.928%(c)	05/04/26	209	201,535
Term Loan
—%(p)	05/03/26	330	325,698
—%(p)	05/03/27	120	121,800
Veritas US, Inc.,
New Dollar Term B Loan, 3 Month LIBOR + 4.500%
5.950%(c)	01/27/23	49	45,652
Vertafore, Inc.,
Initial Term Loan (First Lien), 1 Month LIBOR + 3.250%
3.428%(c)	07/02/25	320	300,891
Initial Term Loan (Second Lien), 1 Month LIBOR + 7.250%
7.428%(c)	07/02/26	75	73,837
VS Buyer LLC,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	02/28/27^	160	154,014
Xperi Holding Corp.,
Initial Term B Loan, 1 Month LIBOR + 4.000%
4.173%(c)	06/01/25	135	127,575
Zelis Cost Management Buyer, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.750%
4.928%(c)	09/30/26	124	121,577

			6,449,379

Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.428%(c)	03/15/27	75	70,477
CommScope, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	04/04/26	293	276,684

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Telecommunications (continued)
Connect Finco SARL (United Kingdom),
Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	12/12/26	125	$117,019
Frontier Communications Corp.,
Term B-1 Loan, 3 Month LIBOR + 3.750%/PRIME + 2.750%
5.675%(c)	06/17/24	532	517,444
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%
6.500%(c)	07/14/21	302	306,503
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23	1,034	1,029,140
Tranche B-4 Term Loan, PRIME + 3.500%
8.750%(c)	01/02/24	100	99,929
Tranche B-5 Term Loan
8.625%	01/02/24	125	124,911
Iridium Satellite LLC,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	11/04/26	105	102,643
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 3 Month LIBOR + 1.750%
1.928%(c)	03/01/27	208	196,479
Numericable US LLC (France),
Term Loan
—%(p)	07/31/25	303	286,793
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
4.438%(c)	01/31/26	245	234,110
Onvoy LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	02/12/24^	139	130,604
Securus Technologies Holdings, Inc.,
Initial Loan (Second Lien), 3 Month LIBOR + 8.250%
9.250%(c)	11/01/25	200	120,000
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%
5.500%(c)	11/01/24	122	100,394
Sprint Communications, Inc.,
Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	04/01/27	355	354,467
Telesat LLC,
Term Loan
—%(p)	12/06/26^	125	119,375
Windstream Services LLC,
Superpriority Secured DIP Interim Term Loan, 1 Month LIBOR + 2.500%
2.680%(c)	02/26/21	250	244,844
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.928%(c)	06/10/27	80	76,267
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	03/09/27	399	377,304

			4,885,387

Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.308%(c)	12/30/26	85	81,566

TOTAL BANK LOANS (cost $57,510,253)			53,297,341

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class ANM, 144A
3.112%	11/05/32	934	$892,640
BBCMS Trust,
Series 2015-STP, Class A, 144A
3.323%	09/10/28	1,096	1,096,384
Benchmark Mortgage Trust,
Series 2019-B12, Class XA, IO
1.205%(cc)	08/15/52	12,671	832,954
Series 2019-B14, Class XA, IO
0.916%(cc)	12/15/62	13,163	651,826
Series 2020-B17, Class XA, IO
1.542%(cc)	03/15/53	11,628	1,110,215
BX Commercial Mortgage Trust,
Series 2019-XL, Class A, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
1.105%(c)	10/15/36	812	807,278
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.135%(c)	11/15/36	692	691,136
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.305%(c)	06/15/34	2,007	1,886,754
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, IO
1.185%(cc)	04/10/48	7,314	305,677
Series 2015-GC33, Class XA, IO
1.043%(cc)	09/10/58	6,975	260,392
Series 2016-P06, Class XA, IO
0.928%(cc)	12/10/49	6,789	197,111
Commercial Mortgage Trust,
Series 2013-CR07, Class AM, 144A
3.314%	03/10/46	833	857,538
Series 2013-CR13, Class AM
4.449%(cc)	11/10/46	2,127	2,313,411
Series 2014-CR17, Class XA, IO
1.133%(cc)	05/10/47	4,357	133,094
Series 2014-LC17, Class XA, IO
0.918%(cc)	10/10/47	5,164	128,537
Series 2014-UBS06, Class XA, IO
1.038%(cc)	12/10/47	4,508	136,824
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.165%(c)	05/15/36	300	297,180
Credit Suisse Mortgage Trust,
Series 2018-SITE, Class A, 144A
4.284%	04/15/36	915	890,967
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A2
3.451%	03/15/52	1,175	1,259,627
GS Mortgage Securities Corp. Trust,
Series 2018-03PCK, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.635%(c)	09/15/31	1,700	1,579,458

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class AS
3.124%	11/10/45	1,702	$1,733,619
Series 2013-GC12, Class XA, IO
1.551%(cc)	06/10/46	2,232	72,015
Series 2013-GC13, Class AS, 144A
4.220%(cc)	07/10/46	2,990	3,145,934
Series 2013-GC16, Class AS
4.649%	11/10/46	3,183	3,396,632
Series 2015-GC34, Class XA, IO
1.417%(cc)	10/10/48	3,875	195,160
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.275%(c)	10/15/31	859	813,724
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	09/15/29	950	921,454
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
0.903%(cc)	04/15/47	989	17,644
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	1,400	1,430,558
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C06, Class AS
4.117%	05/15/45	3,428	3,521,949
Series 2013-C16, Class AS
4.517%	12/15/46	1,154	1,230,518
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,812	1,920,211
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	2,000	62,218
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C25, Class XA, IO
1.234%(cc)	10/15/48	4,537	185,125
Morgan Stanley Capital I Trust,
Series 2011-C03, Class AJ, 144A
5.419%(cc)	07/15/49	1,200	1,233,754
Series 2018-BOP, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.035%(c)	08/15/33	1,710	1,658,854
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	1,230	1,219,338
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
2.450%(c)	12/15/36	400	383,303
RETL,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.335%(c)	03/15/36	223	211,877
Series 2019-RVP, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.735%(c)	03/15/36	700	632,091
Series 2019-RVP, Class C, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
2.285%(c)	03/15/36	200	175,827

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust,
Series 2017-C07, Class XA, IO
1.049%(cc)	12/15/50		4,202	$235,922
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class ASEC, 144A
4.179%	05/10/63		824	861,977
Series 2013-C06, Class A3FL, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.790%)
0.981%(c)	04/10/46		1,178	1,172,172
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.144%(cc)	11/15/48		4,158	178,534
Series 2018-C46, Class XA, IO
1.108%(cc)	08/15/51		2,841	134,247
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class A3FL, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.914%(c)	06/15/46		1,025	1,021,945
Series 2014-C24, Class XA, IO
0.981%(cc)	11/15/47		2,504	65,126
Series 2014-LC14, Class XA, IO
1.374%(cc)	03/15/47		2,118	67,421

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $44,648,097)				44,228,152

CORPORATE BONDS — 9.4%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20		1,050	1,056,576
3.800%	10/07/24		279	307,661
4.750%	10/07/44		458	563,669
Boeing Co. (The),
Sr. Unsec’d. Notes
3.500%	03/01/39		200	175,692
3.950%	08/01/59		500	427,301
5.040%	05/01/27		1,000	1,102,642
5.150%	05/01/30		450	501,527
5.930%	05/01/60		900	1,057,092
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.090%	09/15/52		185	242,057
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.030%	10/15/47		1,070	1,293,431
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		125	125,045
8.000%	12/15/25		10	10,503

				6,863,196

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.400%	05/06/30		370	398,218
3.800%	02/14/24	(a)	1,171	1,281,448

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (continued)
4.250%	08/09/42	(a)	500	$526,358
4.800%	02/14/29		1,000	1,165,721
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	(a)	700	753,772
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	06/15/22		400	418,389
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24		1,000	1,038,616
3.500%	07/26/26		300	320,037
3.750%	07/21/22		715	745,559
4.250%	07/21/25	(a)	500	550,426
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	(a)	400	412,514
4.250%	11/10/44		100	120,799
4.375%	11/15/41		100	121,194
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25		91	102,511

				7,955,562

Airlines — 0.1%
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29		200	202,500
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27		479	332,493
American Airlines 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29		1,509	1,056,323
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.900%	10/28/24		1,000	808,470
Southwest Airlines Co.,
Sr. Unsec’d. Notes
4.750%	05/04/23		600	616,842
5.125%	06/15/27		280	290,662
5.250%	05/04/25		200	210,619
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27		1,708	1,279,894
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29		1,550	1,100,501

				5,898,304

Apparel — 0.0%
VF Corp.,
Sr. Unsec’d. Notes
2.400%	04/23/25	(a)	1,000	1,052,725
2.950%	04/23/30		300	319,918

				1,372,643

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers — 0.3%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21		1,010	$1,016,893
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.339%	03/28/22		675	656,462
4.140%	02/15/23		1,100	1,076,045
4.250%	09/20/22		1,200	1,176,364
5.875%	08/02/21	(a)	550	555,453
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		90	89,150
5.150%	04/01/38		600	583,604
5.200%	04/01/45		203	196,517
5.400%	04/01/48		385	384,002
6.750%	04/01/46		217	236,989
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23		1,000	1,020,192
4.350%	04/09/25		1,100	1,160,247
Sr. Unsec’d. Notes
3.550%	07/08/22		400	410,777
4.150%	06/19/23		1,400	1,463,238
4.200%	11/06/21		400	410,825
5.200%	03/20/23		300	320,593
5.650%	01/17/29		200	222,735
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.125%	05/12/23	(a)	400	420,652
4.750%	11/13/28	(a)	450	528,933

				11,929,671

Banks — 1.9%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25		340	361,507
4.750%	10/12/23		500	538,670
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.194%(ff)	07/23/30		750	827,276
4.083%(ff)	03/20/51		900	1,116,668
Sub. Notes
7.750%	05/14/38	(a)	600	989,439
Sub. Notes, MTN
4.200%	08/26/24		2,078	2,305,492
Sub. Notes, MTN, Series L
4.183%	11/25/27		1,000	1,139,378
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23		500	535,442
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	(a)	1,040	1,175,075
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22		350	356,282

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31		300	$297,782
3.250%	01/12/21		1,040	1,054,027
3.684%	01/10/23		600	622,251
3.932%(ff)	05/07/25		720	777,227
Sub. Notes
4.836%	05/09/28		487	533,896
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22		2,725	2,794,176
3.500%	06/11/21		1,400	1,430,297
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		800	817,634
Capital One NA,
Sr. Unsec’d. Notes
2.950%	07/23/21		480	490,158
CIT Bank NA,
Sr. Unsec’d. Notes
2.969%(ff)	09/27/25		1,195	1,117,857
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.929%(ff)	06/19/24		75	73,292
4.750%	02/16/24		1,000	1,013,438
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	10/27/22	(a)	500	521,366
2.976%(ff)	11/05/30		1,200	1,274,556
3.878%(ff)	01/24/39		200	232,511
Sub. Notes
4.400%	06/10/25		1,235	1,380,740
4.600%	03/09/26		420	479,908
Citizens Bank NA,
Sr. Unsec’d. Notes
2.250%	04/28/25	(a)	350	370,650
2.650%	05/26/22		500	516,209
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21		259	262,796
Sub. Notes
4.350%	08/01/25		565	619,459
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.625%	12/01/23	(a)	828	911,629
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23		890	921,713
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22		470	498,819
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.875%	09/12/23		1,000	1,059,700
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.700%	07/13/20		940	940,271

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
3.150%	01/22/21		2,200	$2,211,214
Discover Bank,
Sr. Unsec’d. Notes
3.200%	08/09/21		500	510,454
3.350%	02/06/23	(a)	1,000	1,059,877
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.550%	05/05/27		1,000	1,069,009
Sub. Notes
8.250%	03/01/38		1,430	2,327,523
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.500%	12/15/20		1,321	1,330,788
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.000%	04/26/22		1,000	1,018,290
3.200%	02/23/23	(a)	1,300	1,377,659
3.691%(ff)	06/05/28		750	838,613
4.017%(ff)	10/31/38	(a)	450	519,947
4.411%(ff)	04/23/39		200	242,414
Sub. Notes
6.750%	10/01/37		520	752,572
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.041%(ff)	03/13/28	(a)	454	500,991
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22		690	709,039
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22		200	207,847
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23		700	717,772
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.109%(ff)	04/22/51	(a)	900	960,172
5.600%	07/15/41		125	181,850
Sub. Notes
2.956%(ff)	05/13/31	(a)	475	503,384
3.625%	12/01/27		1,000	1,103,443
3.875%	09/10/24		723	800,494
4.125%	12/15/26		710	826,402
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23		650	653,574
2.438%(ff)	02/05/26	(a)	750	773,514
2.907%(ff)	11/07/23		952	989,228
Sub. Notes
4.500%	11/04/24		350	382,414
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.455%	03/02/23	(a)	1,000	1,066,885
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24		800	862,313

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26		770	$874,336
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26		500	519,596
3.971%(ff)	07/22/38		500	595,040
Sub. Notes, MTN
4.875%	11/01/22	(a)	430	467,620
5.000%	11/24/25		1,000	1,175,520
Regions Bank,
Sub. Notes
6.450%	06/26/37		559	758,093
Regions Financial Corp.,
Sr. Unsec’d. Notes
2.250%	05/18/25	(a)	500	523,356
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24	(a)	1,723	1,872,008
Sub. Notes
5.125%	05/28/24		720	786,296
6.000%	12/19/23		1,243	1,392,296
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		250	260,194
3.500%	06/07/24	(a)	400	420,503
4.450%	12/03/21		1,000	1,039,050
SVB Financial Group,
Sr. Unsec’d. Notes
3.125%	06/05/30		1,322	1,416,720
Synovus Bank,
Sr. Unsec’d. Notes
2.289%(ff)	02/10/23		847	854,047
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22		1,448	1,471,328
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30		1,000	1,017,377
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26		750	774,868
3.068%(ff)	04/30/41		1,000	1,042,572
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31	(a)	1,200	1,449,454
5.013%(ff)	04/04/51		300	413,335
Sub. Notes, GMTN
4.300%	07/22/27		1,610	1,841,286
Sub. Notes, MTN
4.650%	11/04/44		500	616,521
Westpac Banking Corp. (Australia),
Sub. Notes
4.110%(ff)	07/24/34		964	1,063,905
Zions Bancorp NA,
Sub. Notes
3.250%	10/29/29		1,460	1,427,608

				78,928,202

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	(a)	927	$1,076,066
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25		500	566,761
4.500%	06/01/50	(a)	1,700	2,023,830
4.600%	04/15/48		1,300	1,518,359
4.600%	06/01/60		400	477,066
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.750%	06/01/60	(a)	1,000	1,007,169
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.800%	05/01/50		300	342,363
4.597%	05/25/28		650	779,358
Molson Coors Brewing Co.,
Gtd. Notes
3.000%	07/15/26	(a)	2,000	2,076,698
3.500%	05/01/22	(a)	1,200	1,251,695

				11,119,365

Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51		435	578,851

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.493%	02/15/27	(a)	1,000	1,017,501
2.700%	02/15/31		500	497,895
2.722%	02/15/30		600	601,117
3.377%	04/05/40	(a)	600	583,332
3.577%	04/05/50	(a)	475	462,926
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	(a)	1,700	1,857,046

				5,019,817

Chemicals — 0.2%
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A, 3 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
4.063%(c)	06/15/22		250	223,008
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26		425	466,472
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48	(a)	550	634,723
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	(a)	1,000	1,089,780
LYB International Finance III LLC,
Gtd. Notes
2.875%	05/01/25	(a)	400	425,571

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22		1,900	$1,944,318
5.625%	11/15/43		500	537,992
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
1.900%	05/13/23	(a)	350	360,333
4.000%	12/15/26		248	280,339
4.900%	06/01/43		400	468,523
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
4.500%	06/01/47		400	485,294
Westlake Chemical Corp.,
Sr. Unsec’d. Notes
3.375%	06/15/30		1,100	1,120,900

				8,037,253

Commercial Services — 0.0%
Leland Stanford Junior University (The),
Unsec’d. Notes
2.413%	06/01/50	(a)	500	512,684
Massachusetts Institute of Technology,
Unsec’d. Notes, Series G
2.294%	07/01/51		50	48,881
Moody’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/15/21		820	844,163
President & Fellows of Harvard College,
Unsec’d. Notes
2.517%	10/15/50		50	52,183
Yale University,
Unsec’d. Notes
1.482%	04/15/30		500	505,300

				1,963,211

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
4.375%	05/13/45		233	307,595
4.650%	02/23/46		500	683,560
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	(a)	1,330	1,455,285
6.020%	06/15/26		800	915,242
6.200%	07/15/30		353	411,292
8.350%	07/15/46		300	398,010
Leidos, Inc.,
Gtd. Notes, 144A
4.375%	05/15/30		300	338,090

				4,509,074

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23		1,450	1,416,804
3.500%	05/26/22		498	492,164
4.125%	07/03/23		1,144	1,118,196

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
4.875%	01/16/24	(a)	338	$334,629
5.000%	10/01/21		720	728,133
Air Lease Corp.,
Sr. Unsec’d. Notes
2.625%	07/01/22	(a)	800	794,127
3.375%	06/01/21		440	441,562
Sr. Unsec’d. Notes, MTN
4.250%	02/01/24	(a)	910	930,508
Ally Financial, Inc.,
Sr. Unsec’d. Notes
3.050%	06/05/23		375	380,203
5.125%	09/30/24		1,150	1,242,106
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.625%	05/01/22		373	351,458
3.950%	07/01/24		495	433,557
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
3.500%	09/10/49		500	515,230
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.600%	05/11/23		550	574,667
3.200%	01/30/23		1,000	1,055,487
3.650%	05/11/27	(a)	270	296,528
3.900%	01/29/24		1,000	1,087,621
Discover Financial Services,
Sr. Unsec’d. Notes
4.500%	01/30/26	(a)	2,000	2,256,501
5.200%	04/27/22		490	523,225
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		1,040	1,046,565
4.418%	11/15/35		525	532,387
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22		396	402,700
3.750%	08/15/21		745	756,679
4.250%	08/15/24		750	786,652
4.375%	03/19/24		2,057	2,174,095
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30		100	104,828
2.700%	04/15/40		100	107,270
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25		655	682,441
4.250%	06/09/23		1,200	1,295,950

				22,862,273

Electric — 0.7%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50		400	463,557
AES Corp. (The),
Sr. Sec’d. Notes, 144A
3.300%	07/15/25	(a)	950	986,284
3.950%	07/15/30	(a)	1,345	1,375,452

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49		400	$487,436
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.250%	04/15/28		1,000	1,131,233
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.743%	05/01/26		778	821,369
Sr. Unsec’d. Notes, 144A
3.375%	09/15/29		500	517,694
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36		350	446,245
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28		1,300	1,419,530
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58		500	628,812
Dominion Energy, Inc.,
Jr. Sub. Notes
2.715%	08/15/21		1,200	1,225,090
3.071%	08/15/24		350	376,204
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.450%	06/01/30		500	525,971
3.750%	09/01/46		500	566,027
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43		377	504,272
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27		500	517,184
Edison International,
Sr. Unsec’d. Notes
2.950%	03/15/23	(a)	495	506,306
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21		304	309,620
3.550%	06/15/26	(a)	400	449,265
4.750%	06/15/46		710	844,768
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30		425	449,015
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		1,100	1,148,238
Sr. Unsec’d. Notes
3.950%	06/15/25		473	531,981
5.100%	06/15/45		500	650,646
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25		1,300	1,346,086
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30		700	703,898

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.700%	09/01/24	(a)	643	$689,403
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22		1,030	1,074,070
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46		600	617,772
PacifiCorp,
First Mortgage
3.300%	03/15/51		400	441,502
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25		1,000	1,068,498
Sr. Sec’d. Notes, 144A
4.100%	06/15/30		100	110,606
San Diego Gas & Electric Co.,
First Mortgage, Series UUU
3.320%	04/15/50		300	329,382
Sempra Energy,
Sr. Unsec’d. Notes
3.800%	02/01/38		2,200	2,387,938
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36		250	284,315
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45		500	594,808
4.350%	05/15/44		200	235,781
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
4.200%	05/15/45		500	606,889
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.112%
2.505%(c)	05/15/67		1,300	1,036,458

				28,409,605

Electronics — 0.1%
Amphenol Corp.,
Sr. Unsec’d. Notes
2.800%	02/15/30	(a)	500	534,157
3.200%	04/01/24		482	515,208
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		1,057	1,069,896
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30		1,350	1,350,044
2.950%	09/15/29		650	707,830

				4,177,135

Entertainment — 0.0%
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		70	65,234

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
6.375%	05/01/25		20	$20,651

Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	02/15/23		5	5,063
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.150%	03/15/28		500	577,354
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25		650	748,410
5.300%	11/01/38		500	652,552
Hormel Foods Corp.,
Sr. Unsec’d. Notes
1.800%	06/11/30		1,000	1,017,400
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.750%	04/01/30		250	258,175
Sysco Corp.,
Gtd. Notes
6.600%	04/01/50		200	276,312

				3,535,266

Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series B
3.000%	11/15/29	(a)	1,000	1,070,558
NiSource, Inc.,
Sr. Unsec’d. Notes
2.950%	09/01/29		500	544,916
3.600%	05/01/30	(a)	500	571,262
3.950%	03/30/48		500	577,425
4.375%	05/15/47		400	487,227
4.800%	02/15/44		223	272,898
5.250%	02/15/43		250	323,268
ONE Gas, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		500	509,567
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47		1,125	1,327,791

				5,684,912

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	(a)	315	422,390
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30	(a)	500	519,869
4.700%	03/01/49	(a)	300	382,010
7.000%	11/15/35		300	427,125
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	(a)	400	441,198

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (continued)
3.400%	11/15/49	(a)	250	$280,103

				2,472,695

Healthcare-Services — 0.2%
Advocate Health & Hospitals Corp.,
Unsec’d. Notes
3.008%	06/15/50		300	312,176
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	05/15/30	(a)	900	925,427
3.125%	05/15/50		700	727,166
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50		100	124,083
Centene Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/27		90	92,816
4.750%	01/15/25		380	388,660
Children’s Hospital Medical Center,
Sec’d. Notes
4.268%	05/15/44		485	590,442
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48		400	433,523
Fred Hutchinson Cancer Research Center,
Unsec’d. Notes
3.949%	01/01/50		108	112,855
HCA, Inc.,
Sr. Sec’d. Notes
5.125%	06/15/39		800	930,965
5.250%	06/15/49		820	981,818
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30		200	200,439
Montefiore Obligated Group,
Unsec’d. Notes, Series 18-C
5.246%	11/01/48		334	370,802
South Nassau Communities Hospital,
Unsec’d. Notes
4.649%	08/01/48		350	364,827
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/60	(a)	600	639,759
4.200%	01/15/47		200	252,195
4.625%	07/15/35	(a)	480	625,227

				8,073,180

Home Builders — 0.0%
D.R. Horton, Inc.,
Gtd. Notes
2.550%	12/01/20		1,200	1,207,677

Insurance — 0.5%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.375%	04/07/30		200	218,356
3.900%	04/06/28		1,700	1,887,446

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
American International Group, Inc.,
Jr. Sub. Notes, Series A-9
5.750%(ff)	04/01/48		600	$616,302
Sr. Unsec’d. Notes
4.375%	06/30/50		150	173,204
4.800%	07/10/45		500	603,976
6.400%	12/15/20		190	195,034
Aon PLC,
Gtd. Notes
4.450%	05/24/43		500	580,838
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28		1,600	1,791,169
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
3.700%	01/22/70		300	316,047
4.850%	01/24/77		550	699,536
4.875%	06/19/64		150	190,753
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43		500	575,913
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		669	692,746
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.375%	06/15/50	(a)	400	456,127
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.900%	03/15/49		269	365,644
MetLife, Inc.,
Sr. Unsec’d. Notes
4.050%	03/01/45		400	471,162
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.950%	04/09/30		200	219,097
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50		200	225,687
6.750%	11/15/39		1,000	1,516,458
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59		500	563,374
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67		500	521,309
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		520	583,686
Principal Financial Group, Inc.,
Gtd. Notes
3.700%	05/15/29	(a)	1,222	1,395,372
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.750%	05/07/25		1,000	1,018,834

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	$596,936
4.900%	09/15/44	935	1,197,113
Unum Group,
Sr. Unsec’d. Notes
4.000%	03/15/24	400	423,225
5.750%	08/15/42	1,000	1,075,491
Voya Financial, Inc.,
Gtd. Notes
4.700%(ff)	01/23/48	450	425,202
4.800%	06/15/46	200	237,139
5.700%	07/15/43	350	451,380
Willis North America, Inc.,
Gtd. Notes
4.500%	09/15/28	1,000	1,166,804

			21,451,360

Internet — 0.0%
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.290%	06/03/60	200	201,601
3.575%	04/11/26	200	220,461

			422,062

Investment Companies — 0.0%
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/25	725	735,183

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
12.250%	05/15/24	10	10,452
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23	10	9,914
Sr. Sec’d. Notes, 144A
10.875%	06/01/23	40	41,096

			61,462

Lodging — 0.0%
Marriott Ownership Resorts, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	09/15/25	55	56,180

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.250%	04/09/50	400	447,013

Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
2.875%	09/07/49	545	575,906
3.750%	04/15/50	350	429,998
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.056%	04/05/25	1,300	1,363,042

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified (continued)
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
3.200%	06/15/25		475	$484,548

				2,853,494

Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51		250	245,904
4.464%	07/23/22		1,400	1,493,130
4.800%	03/01/50		400	455,150
4.908%	07/23/25		720	825,015
5.375%	05/01/47		260	306,964
6.484%	10/23/45		400	534,168
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51	(a)	2,000	2,039,132
4.500%	01/15/43		1,168	1,473,788
4.950%	10/15/58		380	541,999
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	(a)	400	436,986
4.125%	05/15/29		500	567,575
Fox Corp.,
Sr. Unsec’d. Notes
3.500%	04/08/30		300	334,508
4.030%	01/25/24		43	47,584
4.709%	01/25/29		48	57,626
5.476%	01/25/39		134	179,052
5.576%	01/25/49		89	123,473
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		340	365,550
6.550%	05/01/37		200	261,753
6.750%	06/15/39		500	665,289
7.300%	07/01/38		150	206,993
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27		35	33,415
9.500%	05/01/25		35	37,454
Walt Disney Co. (The),
Gtd. Notes
3.800%	05/13/60	(a)	500	577,107
4.750%	09/15/44		500	626,511

				12,436,126

Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.750%(ff)	10/19/75		387	446,018
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35		650	906,844

				1,352,862

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Sr. Unsec’d. Notes
4.250%	05/01/40		700	$687,079
4.350%	05/01/50	(a)	1,000	990,038
Ingersoll-Rand Global Holding Co. Ltd.,
Gtd. Notes
5.750%	06/15/43		150	200,244
Ingersoll-Rand Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49		150	176,693
4.650%	11/01/44		395	464,147

				2,518,201

Oil & Gas — 0.4%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	—	(rr)	100	101,560
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30		300	298,848
3.900%	02/01/25		1,009	1,082,911
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47	(a)	700	765,296
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	(a)	1,000	953,533
4.250%	04/15/27		250	227,353
Chevron Corp.,
Sr. Unsec’d. Notes
2.978%	05/11/40		300	322,568
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		70	70,082
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		250	362,682
ConocoPhillips Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		315	439,941
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.250%	03/31/22		50	19,510
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26		491	502,454
3.700%	04/06/50		500	578,981
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51		300	332,662
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31		200	233,127
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		300	372,223

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24		1,039	$987,065
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		150	136,376
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	(a)	1,000	854,871
3.500%	08/15/29	(a)	498	365,544
4.400%	08/15/49		72	49,701
6.600%	03/15/46	(a)	550	479,088
7.500%	05/01/31		167	155,295
7.875%	09/15/31		400	378,376
Ovintiv, Inc.,
Gtd. Notes
5.150%	11/15/41		700	475,178
8.125%	09/15/30		600	567,000
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25		10	10,670
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		1,200	1,249,433
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.490%	01/23/27		970	884,997
Gtd. Notes, MTN
6.875%	08/04/26		385	363,848
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50	(a)	400	430,180
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		250	317,377
6.850%	06/01/39		500	647,965
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	(a)	400	407,987

				15,424,682

Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26		100	98,338
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 3.500%
4.719%(c)	07/15/21		125	124,134
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		35	35,551

				258,023

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.875%	11/14/48		1,000	$1,303,433
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	(a)	400	434,527
3.200%	11/21/29		650	713,218
4.250%	11/21/49		300	362,680
4.550%	03/15/35		881	1,066,816
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
9.000%	12/15/25		55	59,318
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		1,101	1,265,054
4.400%	07/15/44		100	117,033
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30		500	530,673
4.685%	12/15/44		362	444,830
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/26/49		730	961,373
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23		941	1,021,609
4.125%	11/15/25		107	122,715
4.800%	08/15/38	(a)	1,011	1,288,832
4.900%	12/15/48		300	394,809
Gtd. Notes, 144A
4.800%	07/15/46		500	630,500
Sr. Unsec’d. Notes
3.400%	03/15/50		300	323,231
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28		1,130	1,321,100
4.780%	03/25/38		217	268,278
4.875%	07/20/35		900	1,128,831
5.050%	03/25/48		1,000	1,305,923
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.662%	08/27/21		541	556,205
5.022%	08/28/23	(a)	372	390,856
5.650%	08/28/28	(a)	662	734,010
Mylan NV,
Gtd. Notes
5.250%	06/15/46		500	615,886
Mylan, Inc.,
Gtd. Notes
4.550%	04/15/28	(a)	2,852	3,298,026
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.150%	06/15/30		450	454,318
3.500%	03/15/21		363	369,729
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40		100	103,244

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Upjohn, Inc.,
Gtd. Notes, 144A
1.650%	06/22/25		210	$213,940
2.700%	06/22/30		213	218,783
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		550	562,172

				22,581,952

Pipelines — 0.6%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	(a)	840	845,592
DCP Midstream Operating LP,
Gtd. Notes, 144A
4.750%	09/30/21		216	219,874
5.850%(ff)	05/21/43		594	415,819
Enbridge, Inc. (Canada),
Gtd. Notes
3.500%	06/10/24	(a)	300	322,926
4.250%	12/01/26		167	189,988
5.500%	12/01/46		550	710,196
Energy Transfer Operating LP,
Gtd. Notes
4.500%	04/15/24		282	305,768
6.000%	06/15/48		228	237,512
Gtd. Notes, Series 5Y
4.200%	09/15/23		885	941,127
Enterprise Products Operating LLC,
Gtd. Notes
4.900%	05/15/46		325	379,780
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	(a)	500	564,815
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	08/15/42		500	562,399
6.500%	09/01/39		200	251,480
Kinder Morgan, Inc.,
Gtd. Notes
5.050%	02/15/46		400	458,876
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.250%	06/01/30	(a)	450	476,232
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23		1,560	1,629,224
4.000%	02/15/25		220	235,957
4.500%	07/15/23	(a)	500	537,731
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22		2,303	2,352,141
3.800%	09/15/30		768	756,366
3.850%	10/15/23		1,223	1,270,057
4.650%	10/15/25		450	480,625
4.900%	02/15/45		300	277,190
5.150%	06/01/42		392	381,460

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
4.500%	05/15/30		950	$1,050,553
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24		960	959,042
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	(a)	612	665,029
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47		267	262,107
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34		350	405,574
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30		176	188,022
3.950%	05/15/50		50	53,907
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%
2.161%(c)	01/13/23		1,086	994,828
Sr. Unsec’d. Notes
3.100%	02/01/25	(a)	1,280	1,217,407
4.000%	07/01/22		317	316,152
4.050%	02/01/30	(a)	450	432,857
5.375%	06/01/21		1,245	1,245,035
5.450%	04/01/44	(a)	1,000	833,635
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		430	452,501
4.300%	03/04/24		710	776,329
4.850%	03/01/48		200	218,344
5.100%	09/15/45		500	546,708
5.400%	03/04/44		400	442,151
5.750%	06/24/44	(a)	400	461,161

				26,324,477

Real Estate Investment Trusts (REITs) — 0.7%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.875%	01/30/31	(a)	950	996,388
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30		250	250,230
Boston Properties LP,
Sr. Unsec’d. Notes
3.200%	01/15/25		500	537,286
3.250%	01/30/31		750	805,485
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	(a)	1,342	1,382,404
4.100%	10/01/24		197	204,965
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25		710	733,827
4.050%	07/01/30		131	133,947

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
4.125%	06/15/26		502	$525,556
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30		150	162,133
Corporate Office Properties LP,
Gtd. Notes
3.700%	06/15/21		710	721,654
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31		600	605,006
3.300%	07/01/30		500	549,736
Digital Realty Trust LP,
Gtd. Notes
3.950%	07/01/22		715	757,468
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
3.950%	01/15/24		1,200	1,279,260
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/24	(a)	750	826,413
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.200%	05/01/21		710	718,370
3.300%	02/01/25		750	793,825
Lexington Realty Trust,
Gtd. Notes
4.400%	06/15/24		513	519,601
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22		1,500	1,387,342
Omega Healthcare Investors, Inc.,
Gtd. Notes
4.375%	08/01/23		434	451,040
4.500%	01/15/25	(a)	490	503,975
4.950%	04/01/24		410	433,082
5.250%	01/15/26		1,085	1,168,457
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50		1,479	1,478,395
3.156%	10/10/45		780	781,673
3.168%	04/09/47		990	999,993
Simon Property Group LP,
Sr. Unsec’d. Notes
2.450%	09/13/29		316	310,928
3.250%	09/13/49		400	374,526
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25		487	490,744
4.250%	02/01/26		450	453,546
Ventas Realty LP,
Gtd. Notes
2.650%	01/15/25	(a)	1,896	1,917,926
3.500%	04/15/24	(a)	960	999,695
3.500%	02/01/25		600	621,365
4.000%	03/01/28		628	662,785
4.750%	11/15/30		300	337,834
4.875%	04/15/49		600	640,072

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		341	$343,319
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		5	4,703
4.250%	12/01/26		10	9,585
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29		333	345,554
4.600%	04/01/24		1,383	1,484,886

				28,704,979

Retail — 0.4%
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30		1,441	1,482,917
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	(a)	161	174,724
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/30		500	578,775
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32		1,400	1,417,428
Dollar General Corp.,
Sr. Unsec’d. Notes
4.125%	04/03/50		300	359,033
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	(a)	2,230	2,508,167
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.300%	04/15/40	(a)	1,100	1,242,017
3.350%	04/15/50		100	114,972
4.500%	12/06/48		500	663,649
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/45		500	597,260
5.125%	04/15/50	(a)	600	828,174
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49		500	552,393
4.200%	04/01/50		500	605,156
4.700%	12/09/35		96	121,728
4.875%	12/09/45		623	804,128
6.300%	03/01/38		188	274,901
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.700%	04/15/27		600	696,049
5.450%	04/15/50		100	129,012
Staples, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27		50	30,447

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
Starbucks Corp.,
Sr. Unsec’d. Notes
2.550%	11/15/30		550	$577,260
3.500%	11/15/50		300	315,599
4.500%	11/15/48		400	475,471

				14,549,260

Semiconductors — 0.1%
Lam Research Corp.,
Sr. Unsec’d. Notes
3.125%	06/15/60	(a)	400	420,084
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21		533	543,300
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27		2,585	2,895,473

				3,858,857

Software — 0.0%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	(a)	1,000	1,112,426
5.375%	07/15/40		215	297,681

				1,410,107

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		309	322,915
3.400%	05/15/25		720	790,164
3.650%	06/01/51	(a)	1,000	1,044,461
4.500%	05/15/35		300	353,647
4.500%	03/09/48	(a)	1,800	2,095,674
5.150%	03/15/42		250	311,802
5.550%	08/15/41		997	1,287,773
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		65	65,811
6.000%	03/01/26		65	66,602
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27		450	476,043
3.875%	11/15/29		500	526,771
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/40		100	115,609
4.500%	04/15/50		100	117,722
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.000%	03/22/50		1,300	1,655,370
4.329%	09/21/28		500	601,808
4.522%	09/15/48		350	462,819
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25		450	509,763
4.375%	05/30/28		300	356,226

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
5.250%	05/30/48	800	$1,044,027

			12,205,007

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51	900	979,106
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
2.450%	05/01/50	1,100	1,065,899
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50	300	356,355
3.950%	05/01/50	600	724,394
4.500%	03/15/49	100	129,425
4.650%	03/01/68	400	519,173

			3,774,352

TOTAL CORPORATE BONDS (cost $371,592,944)			392,109,416

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs
7.350%	11/01/39	500	833,365

New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series E-2
2.850%	02/01/24	745	799,437
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.670%	03/15/23	615	645,258

			1,444,695

Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	205	261,135

TOTAL MUNICIPAL BONDS (cost $2,262,790)			2,539,195

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.9%
Banc of America Funding Corp.,
Series 2015-R03, Class 10A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.000%)
0.308%(c)	06/27/36	331	329,216
BCAP LLC Trust,
Series 2010-RR02, Class 5A2, 144A
5.000%(cc)	12/26/36	101	101,607
Series 2012-RR05, Class 8A5, 144A
0.571%(cc)	07/26/36	52	50,980
Citigroup Mortgage Loan Trust,
Series 2009-05, Class 5A1, 144A
4.156%(cc)	01/25/37	17	17,483
Series 2014-08, Class 2A1, 144A
3.450%(cc)	06/27/37	738	719,856

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	178	$173,786
Series 2015-01R, Class 6A1, 144A, 1 Month LIBOR + 0.280% (Cap 11.500%, Floor 0.280%)
0.463%(c)	05/27/37	680	617,564
Fannie Mae REMICS,
Series 2005-047, Class SW, IO, 1 Month LIBOR x (1) + 6.720% (Cap 6.720%, Floor 0.000%)
6.536%(c)	06/25/35	1,393	293,788
Series 2005-079, Class ZC
5.900%	09/25/35	75	88,331
Series 2006-116, Class SG, IO, 1 Month LIBOR x (1) + 6.640% (Cap 6.640%, Floor 0.000%)
6.456%(c)	12/25/36	1,292	267,139
Series 2007-040, Class SE, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
6.256%(c)	05/25/37	713	171,965
Series 2010-095, Class ZC
5.000%	09/25/40	763	825,024
Series 2010-135, Class ZA
4.500%	12/25/40	205	229,442
Series 2010-150, Class ZC
4.750%	01/25/41	352	395,853
Series 2011-004, Class PZ
5.000%	02/25/41	163	183,035
Series 2012-009, Class SH, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.366%(c)	06/25/41	102	11,137
Series 2012-014, Class JS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.466%(c)	12/25/30	83	7,893
Series 2012-067, Class AI, IO
4.500%	07/25/27	342	23,116
Series 2012-100, Class WI, IO
3.000%	09/25/27	239	14,873
Series 2012-149, Class DA
1.750%	01/25/43	272	277,230
Series 2012-149, Class GA
1.750%	06/25/42	291	296,868
Series 2013-051, Class GI, IO
3.000%	10/25/32	222	16,981
Series 2013-133, Class IB, IO
3.000%	04/25/32	167	7,516
Series 2013-134, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.866%(c)	01/25/44	64	10,675
Series 2013-44, Class DJ
1.850%	05/25/33	2,142	2,200,583
Series 2015-028, Class JE
3.000%	05/25/45	740	796,787
Series 2015-028, Class P
2.500%	05/25/45	1,085	1,143,636
Series 2015-042, Class IL, IO
6.000%	06/25/45	392	71,691

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-070, Class JC
3.000%	10/25/45	580	$622,665
Series 2016-019, Class AH
3.000%	04/25/46	827	891,894
Series 2017-030, Class AI, IO
5.500%	05/25/47	230	37,150
Series 2019-059, Class AB
2.500%	10/25/39	1,918	2,009,155
Series 2019-33, Class N
3.000%	03/25/48	4,367	4,634,570
FirstKey Mortgage Trust,
Series 2015-01, Class A9, 144A
3.000%(cc)	03/25/45	169	168,992
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	205	241,701
Series 2935, Class ZK
5.500%	02/15/35	359	407,424
Series 2996, Class ZD
5.500%	06/15/35	149	174,191
Series 3115, Class SM, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.415%(c)	02/15/36	963	235,683
Series 3237, Class C
5.500%	11/15/36	211	242,213
Series 3871, Class KB
5.500%	06/15/41	276	316,588
Series 3955, Class YI, IO
3.000%	11/15/21	40	656
Series 4055, Class BI, IO
3.500%	05/15/31	148	7,485
Series 4135, Class AB
1.750%	06/15/42	219	222,938
Series 4149, Class IO, IO
3.000%	01/15/33	110	11,489
Series 4314, Class AI, IO
5.000%	03/15/34	46	3,291
Series 4386, Class AZ
4.500%	11/15/40	704	803,446
Series 4427, Class LI, IO
3.500%	02/15/34	280	18,404
Series 4471, Class PA
4.000%	12/15/40	444	477,155
Series 4683, Class LM
3.000%	05/15/47	353	376,179
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
0.810%(c)	08/25/60	1,006	1,002,797
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	1,025	1,121,719
Series 2010-158, Class MS, 1 Month LIBOR x (2) + 10.000% (Cap 10.000%, Floor 0.000%)
9.620%(c)	12/20/40	273	320,692
Series 2010-160, Class DY
4.000%	12/20/40	615	689,956

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2010-170, Class B
4.000%	12/20/40	137	$150,800
Series 2011-94, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.910%(c)	07/20/41	78	14,452
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.953%(c)	05/20/61	7	6,828
Series 2013-124, Class ES, 1 Month LIBOR x (1) + 8.667% (Cap 8.667%, Floor 0.000%)
8.413%(c)	04/20/39	62	64,163
Series 2013-124, Class ST, 1 Month LIBOR x (1) + 8.800% (Cap 8.800%, Floor 0.000%)
8.547%(c)	08/20/39	248	254,725
Series 2013-149, Class MA
2.500%	05/20/40	706	744,256
Series 2014-02, Class BA
3.000%	01/20/44	166	176,889
Series 2014-25, Class HC
3.000%	02/20/44	114	121,815
Series 2015-H13, Class FL, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.583%(c)	05/20/63	12	11,940
Series 2015-H13, Class HA
2.500%	08/20/64	195	196,723
Series 2015-H17, Class HA
2.500%	05/20/65	212	212,306
Series 2016-69, Class WA
3.000%	02/20/46	173	183,305
Series 2016-H20, Class FM, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.703%(c)	12/20/62	10	9,958
Series 2017-134, Class BA
2.500%	11/20/46	316	332,136
Series 2017-139, Class BA
3.000%	09/20/47	665	714,487
Series 2017-H06, Class FA, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.350% (Cap 15.000%, Floor 0.350%)
0.520%(c)	08/20/66	1,270	1,257,254
Holmes Master Issuer PLC (United Kingdom),
Series 2018-02A, Class A2, 144A, 3 Month LIBOR + 0.420% (Cap N/A, Floor 0.000%)
1.639%(c)	10/15/54	1,211	1,209,912
JPMorgan Resecuritization Trust,
Series 2012-02, Class 6A1, 144A, 1 Month LIBOR + 0.210% (Cap 11.500%, Floor 0.210%)
0.377%(c)	06/21/36	37	36,766
Lanark Master Issuer PLC (United Kingdom),
Series 2019-02A, Class 1A, 144A
2.710%	12/22/69	1,218	1,256,198
Series 2020-01A, Class 1A, 144A
2.277%(cc)	12/22/69	1,232	1,233,848
MetLife Securitization Trust,
Series 2019-01A, Class A1A, 144A
3.750%(cc)	04/25/58	595	628,526

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
1.599%(c)	07/15/58	1,189	$1,188,138
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
1.769%(c)	07/15/58	604	603,391
Provident Funding Mortgage Trust,
Series 2019-01, Class A3, 144A
3.000%(cc)	12/25/49	196	201,228
Seasoned Credit Risk Transfer Trust,
Series 2018-03, Class M55D
4.000%	08/25/57	680	756,030
Thornburg Mortgage Securities Trust,
Series 2003-04, Class A1, 1 Month LIBOR + 0.640% (Cap 11.500%, Floor 0.320%)
0.825%(c)	09/25/43	536	520,194

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $35,284,798)			36,468,756

SOVEREIGN BONDS — 0.1%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.450%	04/15/70	200	229,907
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50	200	237,890
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	650	644,366
4.600%	01/23/46	695	718,043
5.000%	04/27/51	200	215,635
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.375%	03/14/24	400	428,622
4.400%	04/16/50	200	248,776

TOTAL SOVEREIGN BONDS (cost $2,496,852)			2,723,239

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
Federal Home Loan Mortgage Corp.
0.375%	04/20/23	56	56,174
2.375%	01/13/22	1,125	1,162,627
2.500%	07/01/50	800	840,631
3.000%	11/01/33	1,730	1,843,789
3.000%	04/01/34	221	234,737
3.000%	06/01/50	797	851,111
3.500%	02/01/34	405	431,404
4.000%	10/01/34	217	229,443
4.000%	01/01/36	1,464	1,576,570
4.000%	05/01/38	1,028	1,101,182
4.000%	09/01/38	469	498,702
4.000%	02/01/42	741	814,555
4.000%	07/01/42	1,546	1,698,080
4.000%	09/01/42	117	128,692
4.000%	11/01/42	851	933,804

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/43	509	$558,035
4.000%	02/01/45	259	283,944
4.000%	05/01/45	107	117,645
4.000%	04/01/46	13	13,986
4.000%	04/01/46	36	39,138
4.000%	04/01/46	481	516,645
4.000%	10/01/47	13	14,029
4.000%	04/01/48	86	91,409
4.000%	06/01/48	542	589,016
4.500%	05/01/39	148	164,380
4.500%	09/01/39	40	44,636
4.500%	10/01/39	265	294,532
4.500%	10/01/39	1,078	1,199,363
4.500%	08/01/40	138	153,708
4.500%	11/01/40	208	230,886
4.500%	01/01/41	203	226,248
4.500%	03/01/41	60	66,321
4.500%	04/01/41	97	107,993
4.500%	01/01/42	79	87,815
4.500%	12/01/48	1,863	2,022,074
6.250%	07/15/32	48	75,408
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.295%, Floor 1.750%)
3.751%(c)	07/01/41	265	274,956
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.389%, Floor 1.750%)
3.751%(c)	12/01/40	164	171,808
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.883% (Cap 7.465%, Floor 1.883%)
4.162%(c)	10/01/42	52	54,864
Federal Home Loan Mortgage Corp., Notes, MTN
1.125%	08/12/21	362	365,793
Federal National Mortgage Assoc.
0.625%	04/22/25	119	120,027
1.250%	08/17/21	135	136,632
1.375%	10/07/21	540	548,039
1.875%	09/24/26	132	142,073
2.000%	TBA	300	310,277
2.000%	TBA	5,500	5,625,684
2.125%	04/24/26	1,019	1,110,387
2.500%	TBA	10,800	11,304,141
2.500%	TBA	11,450	11,931,705
2.500%	09/01/34	177	184,970
2.500%	04/01/37	3,514	3,655,843
2.500%	10/01/37	363	379,965
2.875%	09/12/23	427	462,566
3.000%	TBA	8,150	8,568,997
3.000%	TBA	16,675	17,556,951
3.000%	08/01/27	27	28,815
3.000%	08/01/27	29	30,839
3.000%	10/01/27	95	100,031
3.000%	11/01/27	31	32,458
3.000%	12/01/27	46	48,712
3.000%	01/01/28	45	48,000
3.000%	02/01/28	43	45,532
3.000%	03/01/28	44	46,452
3.000%	04/01/28	43	45,912
3.000%	05/01/28	47	49,590

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	06/01/28		48	$50,582
3.000%	07/01/28		43	45,445
3.000%	08/01/28		49	52,120
3.000%	09/01/28		51	53,628
3.000%	01/01/29		46	49,051
3.000%	03/01/29		48	50,144
3.000%	12/01/32		308	328,365
3.000%	03/01/33		110	117,314
3.000%	11/01/33		2,169	2,311,533
3.000%	12/01/34		110	117,726
3.000%	12/01/34		382	407,602
3.000%	12/01/34		837	888,837
3.000%	01/01/35		667	711,610
3.000%	11/01/49		546	575,935
3.000%	12/01/49		448	472,490
3.000%	12/01/49		800	843,112
3.000%	02/01/50		500	529,546
3.000%	03/01/50		1,579	1,686,893
3.000%	05/01/50		100	105,871
3.000%	07/01/50		700	743,705
3.500%	TBA		66,700	70,144,430
3.500%	07/01/32		1,214	1,297,613
3.500%	07/01/34		101	109,386
3.500%	07/01/34		323	347,972
3.500%	08/01/34		391	421,385
3.500%	09/01/34		565	601,479
3.500%	09/01/34		3,060	3,294,391
3.500%	10/01/34		404	429,064
4.000%	TBA		1,500	1,589,355
4.000%	11/01/31		81	87,468
4.000%	05/01/38		1,596	1,706,174
4.000%	11/01/40		127	139,492
4.000%	10/01/43		276	305,473
4.000%	03/01/46	(k)	1,243	1,363,668
4.000%	12/01/47		244	260,185
4.500%	03/01/39		337	367,883
4.500%	06/01/39		193	210,591
4.500%	08/01/39		451	492,612
4.500%	11/01/39		142	158,317
4.500%	12/01/40		128	141,980
4.500%	02/01/41		190	212,557
4.500%	10/01/44		163	180,119
4.500%	10/01/45		181	197,888
4.500%	02/01/46		206	228,868
4.500%	06/01/46		75	81,006
4.500%	10/01/46		52	55,982
4.500%	11/01/46		57	62,698
4.500%	12/01/46		112	123,093
4.500%	01/01/47		58	62,469
4.500%	01/01/47		71	78,435
4.500%	02/01/47		65	71,369
4.500%	08/01/49		2,505	2,691,763
5.000%	06/01/39		229	261,188
5.000%	02/01/49		2,350	2,682,459
5.245%(cc)	08/01/41		155	177,055
5.625%	07/15/37		31	49,961
6.500%	10/01/37		557	653,578
6.556%(cc)	02/01/39		118	132,056

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.625%	11/15/30	150	$232,015
7.125%	01/15/30	166	258,719
7.250%	05/15/30	250	396,488
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.692%, Floor 1.800%)
3.814%(c)	01/01/42	95	99,418
Federal National Mortgage Assoc., 12 Month LIBOR + 1.805% (Cap 8.509%, Floor 1.805%)
4.027%(c)	12/01/40	202	211,355
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.705%, Floor 1.818%)
3.825%(c)	02/01/42	53	54,601
Government National Mortgage Assoc.
2.500%	TBA	11,100	11,679,715
3.500%	05/20/43	704	766,559
3.500%	03/20/44	7	7,231
3.500%	04/20/46	30	32,146
3.500%	05/20/46	16	16,955
3.500%	05/20/46	21	22,564
3.500%	05/20/46	26	27,788
3.500%	05/20/46	31	33,260
3.500%	05/20/46	34	36,395
3.500%	05/20/46	48	52,017
3.500%	05/20/46	241	259,813
3.500%	05/20/46	303	326,551
3.500%	05/20/46	315	338,372
3.500%	05/20/46	454	489,039
3.500%	06/20/46	24	25,713
3.500%	06/20/46	28	30,010
3.500%	06/20/46	28	30,315
3.500%	06/20/46	33	35,169
3.500%	06/20/46	98	105,265
3.500%	06/20/46	281	302,847
3.500%	06/20/46	353	378,836
3.500%	06/20/46	1,201	1,293,390
3.500%	07/20/46	2,056	2,208,564
3.500%	12/20/49	37	40,186
3.500%	12/20/49	43	46,347
3.500%	12/20/49	71	76,558
3.500%	12/20/49	72	77,330
4.000%	10/20/40	109	119,832
4.000%	02/20/41	21	23,402
4.000%	03/20/41	466	513,860
4.000%	10/20/41	339	373,779
4.000%	08/20/43	35	38,649
4.000%	08/20/45	421	455,939
4.000%	01/15/47	66	69,806
4.000%	01/15/47	70	74,920
4.000%	05/20/49	310	330,852
4.500%	04/20/35	25	27,532
4.500%	08/15/39	115	128,192
4.500%	09/15/39	520	580,027
4.500%	09/20/39	5	5,971
4.500%	10/15/39	11	11,847
4.500%	10/15/39	37	41,783
4.500%	11/15/39	19	21,460
4.500%	11/15/39	32	35,090
4.500%	11/20/39	3	3,018

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	02/15/40		58	$64,572
4.500%	03/15/40		80	88,742
4.500%	06/15/40		55	60,757
4.500%	06/15/40		519	578,371
4.500%	07/15/40		5	5,353
4.500%	10/15/40		12	12,790
4.500%	05/20/41		4	3,930
4.500%	05/20/41		16	17,334
4.500%	06/20/41		15	16,374
4.500%	08/20/41		963	1,056,847
4.500%	11/20/41		3	3,774
4.500%	02/20/42		3	3,761
4.500%	05/20/42		25	27,339
4.500%	06/20/43		5	5,166
4.500%	06/20/44		5	5,357
4.500%	10/20/44		5	5,207
4.500%	01/20/45		5	4,937
4.500%	03/20/46		8	8,789
4.500%	05/20/46		6	7,062
4.500%	08/20/46		8	8,952
4.500%	09/20/46		8	8,798
4.500%	02/20/47		9	9,691
4.500%	04/20/47		2,862	3,125,745
5.000%	11/15/33		6	6,677
5.000%	05/15/34		193	214,072
5.000%	06/15/40		80	91,673
5.000%	04/20/48		392	434,178
5.000%	05/20/49		293	318,011
5.500%	04/20/49		72	79,222
6.000%	05/15/40		549	653,960

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $211,337,122)				214,068,633

U.S. TREASURY OBLIGATIONS — 14.4%
U.S. Treasury Bonds
1.125%	05/15/40		19,649	19,461,522
1.250%	05/15/50	(a)	906	869,902
2.000%	02/15/50	(a)	42,090	48,173,320
2.250%	08/15/46		78	92,454
2.250%	08/15/49		952	1,144,036
2.375%	11/15/49	(a)	614	757,714
2.500%	02/15/45		66	81,376
2.500%	02/15/46		396	490,236
2.500%	05/15/46		802	994,355
2.750%	11/15/42		999	1,279,032
2.750%	08/15/47		975	1,273,137
2.750%	11/15/47		848	1,108,760
2.875%	05/15/43		613	800,348
2.875%	08/15/45		53,463	70,412,442
2.875%	11/15/46		591	785,476
2.875%	05/15/49		778	1,051,759
3.000%	11/15/44		729	975,721
3.000%	05/15/45		193	259,042
3.000%	11/15/45		1,312	1,767,715
3.000%	02/15/47		31	42,204
3.000%	05/15/47		807	1,099,411
3.000%	02/15/48		201	274,993
3.000%	08/15/48		754	1,036,161

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.000%	02/15/49		960	$1,324,500
3.125%	02/15/42		871	1,181,566
3.125%	08/15/44		865	1,179,238
3.125%	05/15/48		412	576,993
3.375%	05/15/44		868	1,227,271
3.375%	11/15/48		1,129	1,657,690
3.625%	08/15/43		568	829,369
3.625%	02/15/44		162	237,077
3.750%	11/15/43	(a)	788	1,172,519
3.875%	08/15/40		14	20,849
4.250%	11/15/40		23	35,920
4.375%	02/15/38		536	832,810
4.375%	05/15/40		72	113,715
4.375%	05/15/41		591	939,413
4.500%	02/15/36		557	852,384
4.750%	02/15/41		775	1,285,289
5.000%	05/15/37		9	14,756
5.250%	11/15/28		683	944,995
5.250%	02/15/29		25	34,844
5.375%	02/15/31		258	383,130
6.125%	11/15/27		651	917,096
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22		1,457	1,476,624
0.125%	04/15/22		1,495	1,516,657
0.125%	07/15/22		1,403	1,435,841
0.125%	01/15/23	(a)	1,558	1,596,608
0.125%	07/15/24		1,509	1,576,151
0.125%	10/15/24		1,108	1,161,342
0.125%	04/15/25		1,090	1,143,612
0.125%	07/15/26		1,105	1,174,141
0.125%	01/15/30		1,272	1,374,821
0.250%	01/15/25	(a)	1,434	1,509,451
0.250%	07/15/29		1,066	1,166,418
0.250%	02/15/50		237	266,624
0.375%	07/15/23		1,547	1,611,064
0.375%	07/15/25		1,348	1,440,097
0.375%	01/15/27		1,151	1,240,653
0.375%	07/15/27		1,155	1,256,075
0.500%	04/15/24		1,031	1,083,917
0.500%	01/15/28		1,197	1,313,270
0.625%	07/15/21		1,086	1,105,170
0.625%	04/15/23	(a)	1,358	1,412,845
0.625%	01/15/24		1,498	1,577,453
0.625%	01/15/26	(a)	1,189	1,288,028
0.625%	02/15/43		497	585,682
0.750%	07/15/28		1,086	1,224,459
0.750%	02/15/42		675	808,555
0.750%	02/15/45		721	881,926
0.875%	01/15/29		920	1,049,412
0.875%	02/15/47		514	655,975
1.000%	02/15/46		433	561,184
1.000%	02/15/48		475	628,742
1.000%	02/15/49		479	639,736
1.375%	02/15/44		929	1,267,412
1.750%	01/15/28		553	660,304
2.000%	01/15/26		625	726,285
2.125%	02/15/40		262	386,489
2.125%	02/15/41		390	582,098

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.375%	01/15/25		925	$1,064,634
2.375%	01/15/27		530	643,569
2.500%	01/15/29		505	647,457
3.375%	04/15/32		209	311,439
3.625%	04/15/28		491	661,421
3.875%	04/15/29		594	839,809
U.S. Treasury Notes
0.125%	04/30/22		3,052	3,050,092
0.125%	05/31/22		1,927	1,925,720
0.125%	05/15/23		3,654	3,648,862
0.250%	04/15/23	(a)	1,929	1,933,370
0.250%	05/31/25	(a)	9,336	9,322,871
0.375%	03/31/22	(a)	2,368	2,376,787
0.500%	03/15/23	(a)	16,641	16,789,209
0.500%	03/31/25		579	585,061
0.500%	04/30/27		975	976,219
0.500%	06/30/27		4,819	4,821,259
0.625%	05/15/30	(a)	18,211	18,154,390
1.125%	07/31/21		661	667,791
1.125%	08/31/21		2,171	2,194,915
1.125%	09/30/21		1,704	1,724,168
1.125%	02/28/22	(a)	26,327	26,748,643
1.125%	02/28/25	(a)	38,063	39,579,573
1.125%	02/28/27	(a)	24,622	25,679,977
1.250%	10/31/21		2,075	2,104,828
1.375%	04/30/21		512	517,100
1.375%	10/15/22		146	150,015
1.375%	02/15/23	(a)	41,544	42,855,232
1.375%	06/30/23		892	923,917
1.500%	08/31/21		4,778	4,851,910
1.500%	02/28/23		808	836,532
1.500%	10/31/24		1,608	1,694,556
1.500%	11/30/24		824	869,062
1.500%	01/31/27	(a)	3,091	3,299,160
1.500%	02/15/30	(a)	22,544	24,361,610
1.625%	11/15/22		1	1,035
1.625%	12/15/22		2,001	2,072,755
1.625%	02/15/26		1,136	1,215,076
1.625%	05/15/26		1,066	1,142,464
1.625%	08/15/29		1,158	1,263,125
1.750%	07/31/21		4,359	4,433,069
1.750%	11/30/21		582	594,641
1.750%	02/28/22		1	1,026
1.750%	03/31/22		1,289	1,324,548
1.750%	04/30/22		539	554,644
1.750%	05/15/22		1,261	1,297,773
1.750%	06/15/22		1,642	1,692,992
1.750%	09/30/22		1,883	1,949,788
1.750%	01/31/23		849	883,424
1.750%	05/15/23		1,758	1,837,385
1.750%	06/30/24		1,622	1,720,334
1.750%	12/31/24		1,453	1,549,715
1.750%	12/31/26		171	185,188
1.750%	11/15/29		944	1,041,940
1.875%	02/28/22		1,344	1,382,115
1.875%	03/31/22		230	236,846
1.875%	04/30/22		237	244,397
1.875%	07/31/22		525	543,662

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
1.875%	08/31/22	1,875	$1,944,141
1.875%	09/30/22	2,065	2,144,373
1.875%	07/31/26	1,130	1,229,140
2.000%	08/31/21	838	855,775
2.000%	11/15/21	1	1,025
2.000%	12/31/21	286	293,843
2.000%	11/30/22	1,382	1,443,002
2.000%	02/15/23	1,718	1,800,142
2.000%	04/30/24	1,277	1,363,696
2.000%	05/31/24	1,696	1,813,395
2.000%	02/15/25	832	898,040
2.000%	08/15/25	113	122,684
2.000%	11/15/26	1,174	1,289,271
2.125%	08/15/21	1	1,022
2.125%	12/31/21	1,465	1,507,805
2.125%	05/15/22	663	687,215
2.125%	12/31/22	44	46,145
2.125%	02/29/24	1,176	1,258,136
2.125%	09/30/24	1	1,079
2.125%	11/30/24	1,249	1,351,457
2.125%	05/15/25	12,420	13,521,522
2.250%	03/31/21	6,637	6,739,925
2.250%	12/31/23	1,375	1,473,076
2.250%	01/31/24	1,190	1,276,833
2.250%	04/30/24	1,216	1,310,145
2.250%	11/15/24	586	636,817
2.250%	11/15/25	240	264,394
2.250%	02/15/27	1,804	2,014,561
2.250%	08/15/27	254	285,194
2.250%	11/15/27	801	901,751
2.375%	02/29/24	1,228	1,325,185
2.375%	08/15/24	1,598	1,737,950
2.375%	05/15/27	1,789	2,018,495
2.375%	05/15/29	239	275,746
2.500%	02/15/22	333	345,566
2.500%	03/31/23	1,781	1,894,539
2.500%	08/15/23	71	76,131
2.500%	05/15/24	270	293,688
2.500%	01/31/25	1,394	1,535,687
2.500%	02/28/26	1,304	1,459,767
2.625%	12/15/21	2,128	2,204,059
2.625%	06/30/23	1	1,073
2.625%	12/31/25	790	887,701
2.625%	02/15/29	1,454	1,703,225
2.750%	07/31/23	681	734,735
2.750%	02/15/24	1	1,092
2.750%	08/31/25	1,122	1,261,812
2.750%	02/15/28	8,221	9,587,625
2.875%	10/15/21	887	917,872
2.875%	09/30/23	1,105	1,200,997
2.875%	11/30/23	697	760,547
2.875%	05/31/25	1,263	1,422,059
2.875%	05/15/28	3,084	3,638,638
2.875%	08/15/28	1,403	1,660,801
3.000%	10/31/25	1,162	1,325,679

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.125%	11/15/28	(a)	26,537	$32,068,306

TOTAL U.S. TREASURY OBLIGATIONS (cost $583,347,524)				602,171,340

TOTAL LONG-TERM INVESTMENTS (cost $3,251,096,610)				3,430,986,086

			Shares

SHORT-TERM INVESTMENTS — 37.2%

AFFILIATED MUTUAL FUNDS — 35.0%
PGIM Core Ultra Short Bond Fund(w)			972,654,166	972,654,166
PGIM Institutional Money Market Fund (cost $488,254,581; includes $488,064,199 of cash collateral for securities on loan)(b)(w)			488,492,560	488,492,560

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,460,908,747)				1,461,146,726

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 2.2%
U.S. Treasury Bills
0.115%	08/13/20		80,710	80,697,467
0.115%	08/20/20		2,500	2,499,566
0.133%	08/27/20		5,980	5,978,746

TOTAL U.S. TREASURY OBLIGATIONS (cost $89,177,257)				89,175,779

TOTAL SHORT-TERM INVESTMENTS (cost $1,550,086,004)				1,550,322,505

TOTAL INVESTMENTS — 119.4% (cost $4,801,182,614)				4,981,308,591
Liabilities in excess of other assets(z) — (19.4)%				(807,777,237)

NET ASSETS — 100.0%				$4,173,531,354

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,368,102 and 0.1% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $475,932,193; cash collateral of $488,064,199 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2020.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2020:

Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Amerilife Holdings LLC, First Lien Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 4.610%, Maturity Date 3/18/2027 (cost $15,764)^	16	$15,571	$—	$(193)
BCPE Empire Holdings, Inc., First Lien Delayed Draw Term Loan, 1 Month LIBOR + 4.000%, 4.950%, Maturity Date 6/11/2026 (cost $6,018)^	6	5,998	—	(21)
Intelsat Jackson Holdings SA, SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%, 6.500%, Maturity Date 7/14/2021 (cost $3,296)	3	3,340	44	—
MED ParentCo LP, First Lien Delayed Draw Term Loan, 3 Month LIBOR + 4.250%, 4.431%, Maturity Date 8/31/2026 (cost $3,548)	4	3,223	—	(324)

		$28,132	$44	$(538)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
23	20 Year U.S. Treasury Bonds	Sep. 2020	$4,106,937	$28,439
3,171	Mini MSCI EAFE Index	Sep. 2020	281,965,320	3,010,602
89	Mini MSCI Emerging Markets Index	Sep. 2020	4,386,365	31,518
717	Russell 2000 E-Mini Index	Sep. 2020	51,537,960	2,121,216
1,860	S&P 500 E-Mini Index	Sep. 2020	287,388,600	8,459,968

				13,651,743

Short Positions:
158	2 Year U.S. Treasury Notes	Sep. 2020	34,890,844	(2,401)
45	10 Year U.S. Treasury Notes	Sep. 2020	6,262,735	(16,375)

				(18,776)

				$13,632,967

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/20	Citibank, N.A.	AUD	1,483	$1,016,890	$1,023,473	$6,583	$—
Expiring 07/02/20	Citibank, N.A.	AUD	992	680,440	684,845	4,405	—
Expiring 07/02/20	Citibank, N.A.	AUD	317	217,165	218,571	1,406	—
Expiring 07/02/20	Citibank, N.A.	AUD	217	148,854	149,818	964	—
Expiring 07/02/20	Citibank, N.A.	AUD	106	72,781	73,252	471	—

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
British Pound,
Expiring 07/02/20	Bank of America, N.A.	GBP	149	$184,183	$184,438	$255	$—
Expiring 07/02/20	Citibank, N.A.	GBP	1,761	2,177,719	2,181,700	3,981	—
Expiring 07/02/20	Citibank, N.A.	GBP	1,587	1,963,410	1,967,000	3,590	—
Expiring 07/02/20	Citibank, N.A.	GBP	829	1,024,737	1,026,610	1,873	—
Expiring 07/02/20	Citibank, N.A.	GBP	601	743,749	745,108	1,359	—
Expiring 07/02/20	Citibank, N.A.	GBP	351	434,646	435,441	795	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	42	51,733	52,024	291	—
Danish Krone,
Expiring 07/02/20	Bank of America, N.A.	DKK	5,210	786,328	785,492	—	(836)
Expiring 07/02/20	Bank of America, N.A.	DKK	3,445	520,033	519,480	—	(553)
Euro,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	EUR	5,592	6,287,614	6,282,356	—	(5,258)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	EUR	4,891	5,499,817	5,495,218	—	(4,599)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	EUR	3,483	3,916,926	3,913,651	—	(3,275)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	EUR	2,927	3,291,165	3,288,413	—	(2,752)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	EUR	737	828,908	828,215	—	(693)
Hong Kong Dollar,
Expiring 07/03/20	HSBC Bank USA, N.A.	HKD	12,660	1,633,485	1,633,393	—	(92)
Expiring 07/03/20	HSBC Bank USA, N.A.	HKD	12,024	1,551,440	1,551,353	—	(87)
Expiring 07/03/20	HSBC Bank USA, N.A.	HKD	6,774	874,036	873,987	—	(49)
Expiring 07/03/20	HSBC Bank USA, N.A.	HKD	2,372	306,035	306,018	—	(17)
Israeli Shekel,
Expiring 07/02/20	Brown Brothers Harriman & Co.	ILS	2,702	781,074	780,055	—	(1,019)
Expiring 07/02/20	Brown Brothers Harriman & Co.	ILS	1,297	375,015	374,526	—	(489)
Japanese Yen,
Expiring 07/02/20	Barclays Bank PLC	JPY	622,690	5,784,236	5,767,105	—	(17,131)
Expiring 07/02/20	Barclays Bank PLC	JPY	595,536	5,531,995	5,515,610	—	(16,385)
Expiring 07/02/20	Barclays Bank PLC	JPY	489,605	4,547,994	4,534,525	—	(13,469)
Expiring 07/02/20	Barclays Bank PLC	JPY	458,674	4,260,669	4,248,051	—	(12,618)
Expiring 07/02/20	Barclays Bank PLC	JPY	112,474	1,044,787	1,041,693	—	(3,094)
New Zealand Dollar,
Expiring 07/02/20	Brown Brothers Harriman & Co.	NZD	726	464,606	468,409	3,803	—
Expiring 07/02/20	Brown Brothers Harriman & Co.	NZD	661	422,793	426,253	3,460	—
Singapore Dollar,
Expiring 07/02/20	Brown Brothers Harriman & Co.	SGD	904	647,065	648,696	1,631	—
Expiring 07/02/20	Brown Brothers Harriman & Co.	SGD	215	153,991	154,379	388	—
Expiring 07/02/20	Brown Brothers Harriman & Co.	SGD	171	122,072	122,380	308	—
Swedish Krona,
Expiring 07/02/20	BNP Paribas S.A.	SEK	9,497	1,020,471	1,019,226	—	(1,245)
Expiring 07/02/20	BNP Paribas S.A.	SEK	6,836	734,563	733,667	—	(896)
Swiss Franc,
Expiring 07/02/20	Barclays Bank PLC	CHF	1,953	2,063,055	2,061,773	—	(1,282)
Expiring 07/02/20	Barclays Bank PLC	CHF	1,699	1,794,228	1,793,113	—	(1,115)
Expiring 07/02/20	Barclays Bank PLC	CHF	1,450	1,531,625	1,530,673	—	(952)
Expiring 07/02/20	Barclays Bank PLC	CHF	1,215	1,283,005	1,282,208	—	(797)
Expiring 07/02/20	Barclays Bank PLC	CHF	384	405,299	405,047	—	(252)

				$67,180,637	$67,127,245	35,563	(88,955)

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Hong Kong Dollar, Expiring 07/03/20	HSBC Bank USA, N.A.	HKD	506	$65,253	$65,249	$4	$—

						$35,567	$(88,955)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
7,916	09/16/22	0.500%(S)	3 Month LIBOR(2)(Q)	$38,840	$46,520	$7,680
1,206	09/16/25	0.500%(S)	3 Month LIBOR(2)(Q)	(44,765)	9,718	54,483
144	09/16/30	0.750%(S)	3 Month LIBOR(2)(Q)	830	1,362	532

				$(5,095)	$57,600	$62,695

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$77,499,592
Morgan Stanley & Co. LLC	—	479,287

Total	$—	$77,978,879

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks	$1,092,808,135	$961,790,014	$—
Exchange-Traded Fund	1,751,562	—	—
Preferred Stocks	557,860	7,571,016	—
Rights	16,591	—	—
Asset-Backed Securities
Automobiles	—	224,891	—
Consumer Loans	—	5,113,446	—
Home Equity Loans	—	307,884	—
Other	—	11,171,583	—
Residential Mortgage-Backed Securities	—	2,067,032	—
Bank Loans	—	47,929,025	5,368,316
Commercial Mortgage-Backed Securities	—	44,228,152	—
Corporate Bonds	—	392,109,416	—

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Municipal Bonds	$—	$2,539,195	$—
Residential Mortgage-Backed Securities	—	36,468,756	—
Sovereign Bonds	—	2,723,239	—
U.S. Government Agency Obligations	—	214,068,633	—
U.S. Treasury Obligations	—	691,347,119	—
Affiliated Mutual Funds	1,461,146,726	—	—

Total	$2,556,280,874	$2,419,659,401	$5,368,316

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$44	$—
Futures Contracts	13,651,743	—	—
OTC Forward Foreign Currency Exchange Contracts	—	35,567	—
Centrally Cleared Interest Rate Swap Agreements	—	62,695	—

Total	$13,651,743	$98,306	$—

Liabilities
Unfunded Loan Commitments	$—	$(324)	$(214)
Futures Contracts	(18,776)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(88,955)	—

Total	$(18,776)	$(89,279)	$(214)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (11.7% represents investments purchased with collateral from securities on loan)	35.0%
U.S. Treasury Obligations	16.6
U.S. Government Agency Obligations	5.1
Banks	4.4
Insurance	3.4
Pharmaceuticals	3.3
Software	3.0
IT Services	2.7
Semiconductors & Semiconductor Equipment	2.2
Capital Markets	2.0
Machinery	1.7
Biotechnology	1.7
Health Care Equipment & Supplies	1.6
Metals & Mining	1.4
Electric Utilities	1.3
Food Products	1.3
Diversified Financial Services	1.3
Chemicals	1.2
Oil, Gas & Consumable Fuels	1.2
Equity Real Estate Investment Trusts (REITs)	1.1
Commercial Mortgage-Backed Securities	1.1
Interactive Media & Services	1.0
Health Care Providers & Services	0.9
Electronic Equipment, Instruments & Components	0.9

Residential Mortgage-Backed Securities	0.9%
Internet & Direct Marketing Retail	0.9
Professional Services	0.8
Technology Hardware, Storage & Peripherals	0.8
Media	0.8
Automobiles	0.7
Electric	0.7
Real Estate Investment Trusts (REITs)	0.7
Aerospace & Defense	0.7
Pipelines	0.6
Textiles, Apparel & Luxury Goods	0.6
Beverages	0.6
Real Estate Management & Development	0.6
Specialty Retail	0.6
Food & Staples Retailing	0.6
Hotels, Restaurants & Leisure	0.6
Entertainment	0.5
Trading Companies & Distributors	0.5
Household Products	0.5
Household Durables	0.5
Construction Materials	0.5
Wireless Telecommunication Services	0.5
Industrial Conglomerates	0.5
Retail	0.5
Telecommunications	0.4

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (con’t):

Commercial Services & Supplies	0.4%
Oil & Gas	0.4
Construction & Engineering	0.4
Building Products	0.4
Diversified Telecommunication Services	0.4
Multi-Utilities	0.3
Electrical Equipment	0.3
Personal Products	0.3
Auto Manufacturers	0.3
Other	0.3
Life Sciences Tools & Services	0.3
Tobacco	0.2
Thrifts & Mortgage Finance	0.2
Road & Rail	0.2
Auto Components	0.2
Healthcare-Services	0.2
Airlines	0.2
Gas Utilities	0.2
Agriculture	0.2
Communications Equipment	0.2
Multiline Retail	0.2
Consumer Finance	0.2
Foods	0.2
Commercial Services	0.1
Gas	0.1
Building Materials	0.1
Consumer Loans	0.1
Computers	0.1
Electronics	0.1
Semiconductors	0.1
Transportation	0.1
Health Care Technology	0.1
Miscellaneous Manufacturing	0.1
Marine	0.1
Machinery-Diversified	0.1
Healthcare-Products	0.1
Air Freight & Logistics	0.1
Sovereign Bonds	0.1
Leisure Products	0.1
Diversified Consumer Services	0.1

Municipal Bonds	0.1%
Energy Equipment & Services	0.1
Lodging	0.1
Packaging & Containers	0.1
Internet	0.1
Transportation Infrastructure	0.0	*
Containers & Packaging	0.0	*
Exchange-Traded Fund	0.0	*
Mining	0.0	*
Apparel	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Home Builders	0.0	*
Leisure Time	0.0	*
Investment Companies	0.0	*
Water Utilities	0.0	*
Machinery-Construction & Mining	0.0	*
Advertising	0.0	*
Engineering & Construction	0.0	*
Paper & Forest Products	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Distribution/Wholesale	0.0	*
Metal Fabricate/Hardware	0.0	*
Real Estate	0.0	*
Food Service	0.0	*
Home Equity Loans	0.0	*
Private Equity	0.0	*
Energy-Alternate Sources	0.0	*
Household Products/Wares	0.0	*
Environmental Control	0.0	*
Holding Companies-Diversified	0.0	*
Regional	0.0	*
Forest Products & Paper	0.0	*
Coal	0.0	*

	119.4
Liabilities in excess of other assets	(19.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$13,623,304	*	—	$—
Equity contracts	Unaffiliated investments	16,591		—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$35,567		Unrealized depreciation on OTC forward foreign currency exchange contracts	$88,955
Interest rate contracts	Due from/to broker — variation margin futures	28,439	*	Due from/to broker — variation margin futures	18,776	*
Interest rate contracts	Due from/to broker — variation margin swaps	62,695	*	—	—

		$13,766,596			$107,731

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures	Forward Currency Exchange Contracts	Swaps
Equity contracts	$25,880	$176,824,090	$—	$—
Foreign exchange contracts	—	—	633,761	—
Interest rate contracts	—	(1,269,034)	—	194,884

Total	$25,880	$175,555,056	$633,761	$194,884

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Forward Currency Exchange Contracts	Swaps
Equity contracts	$(4,139)	$10,176,322	$—	$—
Foreign exchange contracts	—	—	(53,388)	—
Interest rate contracts	—	(27,055)	—	70,893

Total	$(4,139)	$10,149,267	$(53,388)	$70,893

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$561,951,149	$32,440,053	$83,175,003

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts—Sold(2)	Interest Rate Swap Agreements(1)
$134,384	$8,587,333

(1)	Notional Amount in USD.

(2)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$475,932,193	$(475,932,193)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$255	$(1,389)	$(1,134)	$—	$(1,134)
Barclays Bank PLC	—	(67,095)	(67,095)	—	(67,095)
BNP Paribas S.A.	—	(2,141)	(2,141)	—	(2,141)
Brown Brothers Harriman & Co.	9,590	(1,508)	8,082	—	8,082
Citibank, N.A.	25,427	—	25,427	—	25,427
HSBC Bank USA, N.A.	4	(245)	(241)	—	(241)
JPMorgan Chase Bank, N.A.	291	—	291	—	291
Morgan Stanley & Co. International PLC	—	(16,577)	(16,577)	—	(16,577)

	$35,567	$(88,955)	$(53,388)	$—	$(53,388)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $475,932,193:
Unaffiliated investments (cost $3,340,273,867)	$3,520,161,865
Affiliated investments (cost $1,460,908,747)	1,461,146,726
Foreign currency, at value (cost $222,778)	225,118
Cash	11,503
Receivable for investments sold	89,668,905
Dividends and interest receivable	8,869,923
Tax reclaim receivable	6,144,666
Due from broker—variation margin futures	5,382,100
Receivable for Portfolio shares sold	518,879
Unrealized appreciation on OTC forward foreign currency exchange contracts	35,567
Receivable from affiliate	15,333
Due from broker—variation margin swaps	189
Unrealized appreciation on unfunded loan commitments	44
Prepaid expenses and other assets	723,063

Total Assets	5,092,903,881

LIABILITIES
Payable to broker for collateral for securities on loan	488,064,199
Payable for investments purchased	426,762,964
Payable to affiliate	2,471,900
Management fee payable	979,870
Accrued expenses and other liabilities	634,056
Payable for Portfolio shares repurchased	199,426
Distribution fee payable	170,241
Unrealized depreciation on OTC forward foreign currency exchange contracts	88,955
Unrealized depreciation on unfunded loan commitments	538
Affiliated transfer agent fee payable	378

Total Liabilities	919,372,527

NET ASSETS	$4,173,531,354

Net assets were comprised of:
Partners’ Equity	$4,173,531,354

Net asset value and redemption price per share, $4,173,531,354 / 269,898,151 outstanding shares of beneficial interest	$15.46

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,342,722 foreign withholding tax, of which $172,176 is reimbursable by an affiliate)	$18,814,601
Interest income	15,630,630
Affiliated dividend income	3,343,051
Income from securities lending, net (including affiliated income of $474,852)	603,742

Total income	38,392,024

EXPENSES
Management fee	13,071,602
Distribution fee	4,993,352
Custodian and accounting fees	573,275
Trustees’ fees	31,354
Audit fee	26,703
Legal fees and expenses	13,553
Shareholders’ reports	10,788
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	62,937

Total expenses	18,787,024
Less: Fee waiver and/or expense reimbursement	(399,468)

Net expenses	18,387,556

NET INVESTMENT INCOME (LOSS)	20,004,468

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(211,825))	(337,771,955)
Futures transactions	175,555,056
Forward currency contract transactions	633,761
Swap agreements transactions	194,884
Foreign currency transactions	(584,615)

(161,972,869)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $234,703)	(254,655,951)
Futures	10,149,267
Forward currency contracts	(53,388)
Swap agreements	70,893
Foreign currencies	(9,854)
Unfunded loan commitment	(998)

(244,500,031)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(406,472,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(386,468,432)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$20,004,468	$74,972,274
Net realized gain (loss) on investment and foreign currency transactions	(161,972,869)	182,248,628
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(244,500,031)	572,238,260

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(386,468,432)	829,459,162

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [117,091,911 and 15,667,032 shares, respectively]	1,650,870,251	225,344,912
Portfolio shares repurchased [139,904,367 and 24,777,045 shares, respectively]	(1,900,506,276)	(380,434,032)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(249,636,025)	(155,089,120)

CAPITAL CONTRIBUTIONS	—	41,757

TOTAL INCREASE (DECREASE)	(636,104,457)	674,411,799
NET ASSETS:
Beginning of period	4,809,635,811	4,135,224,012

End of period	$4,173,531,354	$4,809,635,811

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 86.8%	Shares	Value
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	27,891,906	$331,355,844
AST BlackRock/Loomis Sayles Bond Portfolio*	20,078,054	308,599,694
AST ClearBridge Dividend Growth Portfolio*	13,398,220	260,461,397
AST Emerging Markets Equity Portfolio*	721,022	5,559,078
AST Goldman Sachs Global Income Portfolio*	13,986,410	171,193,659
AST Goldman Sachs Small-Cap Value Portfolio*	1,458,829	27,673,978
AST High Yield Portfolio*	1,976,558	20,872,454
AST Hotchkis & Wiley Large-Cap Value Portfolio*	2,344,318	59,334,681
AST International Growth Portfolio*	6,323,044	133,605,910
AST International Value Portfolio*	7,112,009	125,526,952
AST Jennison Large-Cap Growth Portfolio*	1,731,538	82,611,682
AST Large-Cap Core Portfolio*	17,695,526	354,795,292
AST Loomis Sayles Large-Cap Growth Portfolio*	1,933,993	135,205,484
AST MFS Growth Portfolio*	2,072,935	75,454,829
AST MFS Large-Cap Value Portfolio*	9,113,877	185,923,085
AST Mid-Cap Growth Portfolio*	1,012,380	12,482,647
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	250,459	6,669,735
AST PIMCO Dynamic Bond Portfolio*	6,432,891	64,972,197
AST Prudential Core Bond Portfolio*	86,311,737	1,185,060,149
AST QMA International Core Equity Portfolio*	10,035,721	112,500,429
AST Small-Cap Growth Opportunities Portfolio*	878,968	20,778,800
AST Small-Cap Growth Portfolio*	423,778	23,265,417
AST Small-Cap Value Portfolio*	730,075	15,806,121
AST T. Rowe Price Large-Cap Growth Portfolio*	1,893,226	97,406,502
AST T. Rowe Price Large-Cap Value Portfolio*	9,968,765	139,163,967
AST Templeton Global Bond Portfolio*	131,266	1,403,237
AST WEDGE Capital Mid-Cap Value Portfolio*	338,831	6,207,388
AST Wellington Management Global Bond Portfolio*	68,820,601	836,170,298
AST Western Asset Core Plus Bond Portfolio*	33,268,696	480,399,966

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
AST Western Asset Emerging Markets Debt Portfolio*	1,757,892	$21,288,077

TOTAL LONG-TERM INVESTMENTS (cost $4,775,444,476)(w)		5,301,748,949

SHORT-TERM INVESTMENTS — 13.2%
AFFILIATED MUTUAL FUND — 12.7%
PGIM Core Ultra Short Bond Fund (cost $774,662,153)(w)	774,662,153	774,662,153

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.5%
U.S. Treasury Bills
5.895%	02/25/21	34,100	34,065,722

(cost $34,086,663)
TOTAL SHORT-TERM INVESTMENTS (cost $808,748,816)			808,727,875

TOTAL INVESTMENTS — 100.0% (cost $5,584,193,292)			6,110,476,824
Liabilities in excess of other assets(z) — (0.0)%			(1,107,030)

NET ASSETS — 100.0%			$6,109,369,794

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown is the effective yield to maturity at purchased date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
594	2 Year U.S. Treasury Notes	Sep. 2020	$131,171,907	$13,523
1,452	5 Year U.S. Treasury Notes	Sep. 2020	182,577,660	402,799
436	10 Year U.S. Treasury Notes	Sep. 2020	60,678,939	121,814
586	20 Year U.S. Treasury Bonds	Sep. 2020	104,637,625	(71,023)
640	Mini MSCI EAFE Index	Sep. 2020	56,908,800	(728,537)

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
189	Russell 2000 E-Mini Index	Sep. 2020	$13,585,320	$184,294
1,351	S&P 500 E-Mini Index	Sep. 2020	208,743,010	1,886,010

				$1,808,880

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$34,065,722

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$6,076,411,102	$—	$—
U.S. Treasury Obligation	—	34,065,722	—

Total	$6,076,411,102	$34,065,722	$—

Other Financial Instruments*
Assets
Futures Contracts	$2,608,440	$—	$—

Liabilities
Futures Contracts	$(799,560)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Core Bond	55.3%
Ultra Short Bond	12.7
Large/Mid-Cap Growth	12.4
Large/Mid-Cap Value	6.5
Large/Mid-Cap Blend	4.3
International Value	3.9
International Growth	2.2
Small-Cap Value	0.8
Small-Cap Growth	0.7

U.S. Treasury Obligation	0.5%
Emerging Markets	0.4
High Yield	0.3

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$2,070,304	*	Due from/to broker — variation margin futures	$728,537	*
Interest rate contracts	Due from/to broker — variation margin futures	538,136	*	Due from/to broker — variation margin futures	71,023	*

		$2,608,440			$799,560

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$25,972,870
Interest rate contracts	16,146,278

Total	$42,119,148

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(428,445)
Interest rate contracts	2,117,652

Total	$1,689,207

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$658,470,166

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Affiliated investments (cost $5,550,106,629)	$6,076,411,102
Unaffiliated investments (cost $34,086,663)	34,065,722
Receivable for investments sold	10,000,000
Due from broker-variation margin futures	2,519,249
Receivable for Portfolio shares sold	1,841,028
Interest receivable	1,152
Prepaid expenses	606

Total Assets	6,124,838,859

LIABILITIES
Payable for investments purchased	15,000,000
Management fee payable.	361,984
Accrued expenses and other liabilities	105,930
Payable for Portfolio shares repurchased	773
Affiliated transfer agent fee payable	378

Total Liabilities	15,469,065

NET ASSETS	$6,109,369,794

Net assets were comprised of:
Partners’ Equity	$6,109,369,794

Net asset value and redemption price per share, $6,109,369,794 / 340,540,778 outstanding shares of beneficial interest	$17.94

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income.	$3,715,235
Interest income	8,282

Total income	3,723,517

EXPENSES
Management fee	4,397,817
Custodian and accounting fees	155,452
Trustees’ fees.	43,337
Legal fees and expenses	17,508
Audit fee	13,028
Shareholders’ reports	4,035
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	16,052

Total expenses.	4,650,689
Less: Fee waiver and/or expense reimbursement	(42,947)

Net expenses	4,607,742

NET INVESTMENT INCOME (LOSS)	(884,225)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $253,032,481)	253,032,656
Futures transactions	42,119,148

295,151,804

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(390,261,296))	(390,283,366)
Futures	1,689,207

(388,594,159)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(93,442,355)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(94,326,580)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(884,225)	$2,935,593
Net realized gain (loss) on investment and foreign currency transactions	295,151,804	401,494,506
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(388,594,159)	453,889,296

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(94,326,580)	858,319,395

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [84,442,280 and 14,762,148 shares, respectively]	1,404,893,823	244,282,506
Portfolio shares repurchased [98,635,558 and 30,691,478 shares, respectively]	(1,607,972,958)	(529,100,063)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(203,079,135)	(284,817,557)

CAPITAL CONTRIBUTIONS	—	81

TOTAL INCREASE (DECREASE)	(297,405,715)	573,501,919
NET ASSETS:
Beginning of period	6,406,775,509	5,833,273,590

End of period.	$6,109,369,794	$6,406,775,509

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 80.8%
COMMON STOCKS — 57.3%	Shares	Value
Aerospace & Defense — 1.0%
Aerojet Rocketdyne Holdings, Inc.*(a)	22,100	$876,044
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	130,408	621,208
Austal Ltd. (Australia)	1,851,148	4,176,049
BAE Systems PLC (United Kingdom)	1,465,658	8,810,300
Curtiss-Wright Corp.	51,400	4,588,992
General Dynamics Corp.	193,000	28,845,780
Howmet Aerospace, Inc.	667,200	10,575,120
Huntington Ingalls Industries, Inc.	50,400	8,794,296
Leonardo SpA (Italy)	30,674	205,149
Lockheed Martin Corp.	115,800	42,257,736
Moog, Inc. (Class A Stock)	8,800	466,224
Northrop Grumman Corp.	73,100	22,473,864
QinetiQ Group PLC (United Kingdom)	51,011	188,181
Raytheon Technologies Corp.	400,200	24,660,324
Teledyne Technologies, Inc.*	6,600	2,052,270
Ultra Electronics Holdings PLC (United Kingdom)	4,182	104,176
Vectrus, Inc.*	25,000	1,228,250

		160,923,963

Air Freight & Logistics — 0.3%
Cia de Distribucion Integral Logista
Holdings SA (Spain)	7,773	145,666
Deutsche Post AG (Germany)*	318,797	11,751,691
Hub Group, Inc. (Class A Stock)*	24,400	1,167,784
Hyundai Glovis Co. Ltd. (South Korea)	5,662	480,146
Kintetsu World Express, Inc. (Japan)	74,900	1,295,714
Maruwa Unyu Kikan Co. Ltd. (Japan)(a)	105,900	2,974,735
Oesterreichische Post AG (Austria)(a)	3,668	121,986
PostNL NV (Netherlands)	87,140	188,349
SBS Holdings, Inc. (Japan)	113,800	2,343,496
SF Holding Co. Ltd. (China) (Class A Stock)	22,500	175,027
SG Holdings Co. Ltd. (Japan)	73,000	2,382,717
United Parcel Service, Inc. (Class B Stock)	156,600	17,410,788
Yamato Holdings Co. Ltd. (Japan)	31,500	681,164

		41,119,263

Airlines — 0.1%
Copa Holdings SA (Panama) (Class A Stock)(a)	114,800	5,804,288
Dart Group PLC (United Kingdom)	550,871	5,748,144
Deutsche Lufthansa AG (Germany)*(a)	114,372	1,154,182
easyJet PLC (United Kingdom)	20,663	175,034
JetBlue Airways Corp.*(a)	71,900	783,710
Mesa Air Group, Inc.*	55,700	191,608
Qantas Airways Ltd. (Australia)	92,442	244,369
SkyWest, Inc.	51,900	1,692,978
Turk Hava Yollari AO (Turkey)*	533,398	978,396
		16,772,709
Auto Components — 0.3%
Adient PLC*(a)	558,100	9,164,002
BorgWarner, Inc.(a)	72,800	2,569,840

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Cie Generale des Etablissements Michelin SCA (France)*(a)	118,403	$12,249,403
Dana, Inc.	275,800	3,362,002
Dometic Group AB (Sweden), 144A*	347,125	3,142,699
Exedy Corp. (Japan)	133,500	1,984,049
Faurecia SE (France)*	8,613	338,696
Gentex Corp.	91,300	2,352,801
Goodyear Tire & Rubber Co. (The)(a)	127,000	1,136,015
Hankook Tire & Technology Co. Ltd. (South Korea)	33,248	685,498
Hyundai Mobis Co. Ltd. (South Korea)	10,688	1,712,417
Johnson Electric Holdings Ltd. (Hong
Kong)	622,000	1,099,579
Koito Manufacturing Co. Ltd. (Japan)	12,000	482,984
Lear Corp.	13,100	1,428,162
Minth Group Ltd. (China)	90,000	257,160
Nifco, Inc. (Japan)	14,400	307,237
Nissin Kogyo Co. Ltd. (Japan)	10,200	207,287
Press Kogyo Co. Ltd. (Japan)	159,800	433,884
Shoei Co. Ltd. (Japan)	8,000	199,384
Showa Corp. (Japan)	6,200	127,903
Toyo Tire Corp. (Japan)	15,000	201,998
TPR Co. Ltd. (Japan)	159,800	1,988,229
Valeo SA (France)	25,764	681,979
Xinyi Glass Holdings Ltd. (Hong Kong)	226,000	277,067

		46,390,275

Automobiles — 0.4%
Bajaj Auto Ltd. (India)	2,097	78,239
Ferrari NV (Italy)	62,197	10,658,150
Fiat Chrysler Automobiles NV (United Kingdom)*	108,507	1,106,169
Ford Otomotiv Sanayi A/S (Turkey)	3,900	40,516
General Motors Co.	1,235,700	31,263,210
Great Wall Motor Co. Ltd. (China) (Class H Stock)	74,000	46,274
Hyundai Motor Co. (South Korea)	17,060	1,401,327
Kia Motors Corp. (South Korea)	89,354	2,405,990
Mazda Motor Corp. (Japan)	69,600	418,214
Peugeot SA (France)*	354,665	5,820,467
Subaru Corp. (Japan)	70,400	1,464,112
Tesla, Inc.*(a)	4,900	5,291,069
Toyota Motor Corp. (Japan)	106,700	6,690,420
Trigano SA (France)	7,075	744,139
Volkswagen AG (Germany)*	3,812	616,827

		68,045,123

Banks — 2.5%
77 Bank Ltd. (The) (Japan)	158,000	2,363,903
Absa Group Ltd. (South Africa)	173,983	862,303
Ameris Bancorp	11,000	259,490
AMMB Holdings Bhd (Malaysia)	305,500	222,882
Associated Banc-Corp.	97,800	1,337,904
Banco BPM SpA (Italy)*	2,619,410	3,943,905
Banco Bradesco SA (Brazil)	31,433	110,690
Banco de Sabadell SA (Spain)	720,903	253,045
Banco do Brasil SA (Brazil)	99,800	591,852
Banco Santander Brasil SA (Brazil), UTS	9,500	49,526

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bancolombia SA (Colombia)	5,441	$34,748
Bancorp, Inc. (The)*	87,100	853,580
Bank of America Corp.	968,100	22,992,375
Bank of Beijing Co. Ltd. (China) (Class A Stock)	249,300	172,980
Bank of Chengdu Co. Ltd. (China) (Class A Stock)	111,000	125,109
Bank of China Ltd. (China) (Class H Stock)*	3,788,000	1,404,182
Bank of Communications Co. Ltd. (China) (Class H Stock)	2,589,000	1,598,174
Bank of Jiangsu Co. Ltd. (China) (Class A Stock)	203,100	163,142
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	64,000	66,421
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)(a)	70,300	1,714,617
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	156,300	183,715
Bankia SA (Spain)	137,847	147,544
Bankinter SA (Spain)	65,683	315,142
BankUnited, Inc.	195,800	3,964,950
Banque Cantonale Vaudoise (Switzerland)	3,370	328,634
Barclays PLC (United Kingdom)	1,753,057	2,492,821
BAWAG Group AG (Austria), 144A*	188,879	6,550,772
Berkshire Hills Bancorp, Inc.	66,900	737,238
BNK Financial Group, Inc. (South Korea)	529,653	2,211,339
BNP Paribas SA (France)*	266,079	10,638,162
BOC Hong Kong Holdings Ltd. (China)	3,664,000	11,712,338
Cadence BanCorp	204,600	1,812,756
Cathay General Bancorp	31,500	828,450
Chiba Bank Ltd. (The) (Japan)	97,900	461,268
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	2,237,000	975,515
China Construction Bank Corp. (China)
(Class H Stock)	2,496,000	2,025,498
China Everbright Bank Co. Ltd. (China) (Class H Stock)	863,000	325,922
China Merchants Bank Co. Ltd. (China) (Class H Stock)	126,500	583,879
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	2,280,200	1,566,633
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	996,000	394,541
CIT Group, Inc.(a)	733,300	15,201,309
Citigroup, Inc.	957,800	48,943,580
Commercial Bank PSQC (The) (Qatar)	490,504	511,836
Commonwealth Bank of Australia (Australia)	384,099	18,542,165
ConnectOne Bancorp, Inc.	11,500	185,380
Customers Bancorp, Inc.*	70,400	846,208
Danske Bank A/S (Denmark)*	69,502	930,815
East West Bancorp, Inc.(a)	162,845	5,901,503
Enterprise Financial Services Corp.	15,200	473,024
Erste Group Bank AG (Austria)*	25,413	601,504
Financial Institutions, Inc.	15,200	282,872
FinecoBank Banca Fineco SpA (Italy)*	67,231	911,098

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
First BanCorp. (Puerto Rico)	244,600	$1,367,314
First Bancorp/Southern Pines NC	11,000	275,880
First Horizon National Corp.(a)	138,100	1,375,476
First International Bank of Israel Ltd. (Israel)	4,659	98,600
FNB Corp.	502,900	3,771,750
Great Southern Bancorp, Inc.	3,900	157,404
Great Western Bancorp, Inc.(a)	4,000	55,040
Gunma Bank Ltd. (The) (Japan)	681,900	2,163,219
Hana Financial Group, Inc. (South Korea)	225,844	5,139,739
Hancock Whitney Corp.(a)	191,700	4,064,040
Hanmi Financial Corp.(a)	32,600	316,546
Heartland Financial USA, Inc.	31,900	1,066,736
Hilltop Holdings, Inc.	102,100	1,883,745
Hiroshima Bank Ltd. (The) (Japan)	297,500	1,402,476
Home BancShares, Inc.	14,500	223,010
Hope Bancorp, Inc.	123,200	1,135,904
HSBC Holdings PLC (United Kingdom)	147,525	691,776
Independent Bank Group, Inc.	39,200	1,588,384
Industrial & Commercial Bank of China
Ltd. (China) (Class H Stock)	1,948,000	1,182,940
Industrial Bank Co. Ltd. (China) (Class A Stock)	54,000	120,711
Industrial Bank of Korea (South Korea)	252,087	1,703,641
International Bancshares Corp.	19,500	624,390
Intesa Sanpaolo SpA (Italy)*	1,588,018	3,058,236
Investors Bancorp, Inc.	138,000	1,173,000
Japan Post Bank Co. Ltd. (Japan)	43,200	320,916
JPMorgan Chase & Co.	115,800	10,892,148
KB Financial Group, Inc. (South Korea)	92,366	2,630,574
Krung Thai Bank PCL (Thailand)	1,763,300	590,482
MCB Bank Ltd. (Pakistan)	59,253	57,370
Mebuki Financial Group, Inc. (Japan)	1,327,600	3,078,855
Mediobanca Banca di Credito Finanziario SpA (Italy)	125,004	903,901
Metropolitan Bank Holding Corp.*	6,700	214,936
MidWestOne Financial Group, Inc.	12,400	248,000
Mizrahi Tefahot Bank Ltd. (Israel)	44,469	832,661
Mizuho Financial Group, Inc. (Japan)	9,955,800	12,199,324
National Commercial Bank (Saudi Arabia)	74,774	743,801
Nedbank Group Ltd. (South Africa)	124,428	732,151
Nordea Bank Abp (Finland)*	339,202	2,358,023
Norwegian Finans Holding ASA (Norway)*	25,098	172,533
OFG Bancorp (Puerto Rico)	102,500	1,370,425
PacWest Bancorp(a)	702,000	13,836,420
Pinnacle Financial Partners, Inc.	53,100	2,229,669
Popular, Inc. (Puerto Rico)	141,400	5,255,838
Postal Savings Bank of China Co. Ltd.
(China) (Class H Stock), 144A	100,000	57,306
Prosperity Bancshares, Inc.	11,300	670,994
QCR Holdings, Inc.	13,100	408,458
Raiffeisen Bank International AG (Austria)*	14,659	262,234
Republic Bancorp, Inc. (Class A Stock)	4,100	134,111
Resona Holdings, Inc. (Japan)	198,000	676,343

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Ringkjoebing Landbobank A/S (Denmark)	2,136	$151,604
Riyad Bank (Saudi Arabia)	171,990	773,412
Sandy Spring Bancorp, Inc.	11,900	294,882
Sberbank of Russia PJSC (Russia)*	279,510	796,496
Sberbank of Russia PJSC (Russia), ADR*	44,627	508,948
Seven Bank Ltd. (Japan)	448,900	1,227,120
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	170,500	255,919
Shiga Bank Ltd. (The) (Japan)	28,700	633,481
Shinhan Financial Group Co. Ltd. (South Korea)	104,733	2,525,181
Shinsei Bank Ltd. (Japan)	25,500	307,982
Signature Bank	107,100	11,451,132
Simmons First National Corp. (Class A Stock)	98,000	1,676,780
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	183,944	1,602,577
SpareBank 1 Nord Norge (Norway)	86,364	561,277
SpareBank 1 SMN (Norway)	123,012	1,004,345
Standard Bank Group Ltd. (South Africa)	24,603	146,899
Sterling Bancorp(a)	130,100	1,524,772
Sumitomo Mitsui Financial Group, Inc. (Japan)	181,300	5,099,225
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	36,000	1,009,939
Suruga Bank Ltd. (Japan)	1,115,900	3,921,420
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	1,147,038	10,935,648
Swedbank AB (Sweden) (Class A Stock)*	96,461	1,238,562
Synovus Financial Corp.	206,900	4,247,657
TriState Capital Holdings, Inc.*	39,900	626,829
Turkiye Garanti Bankasi A/S (Turkey)*	322,285	399,914
Turkiye Is Bankasi A/S (Turkey)
(Class C Stock)*	628,571	513,786
Umpqua Holdings Corp.	148,500	1,580,040
Valiant Holding AG (Switzerland)	7,353	689,450
Valley National Bancorp(a)	168,800	1,320,016
Veritex Holdings, Inc.	19,400	343,380
VTB Bank PJSC (Russia)	2,540,190,000	1,246,404
Wells Fargo & Co.	1,734,200	44,395,520
Wintrust Financial Corp.(a)	88,300	3,851,646
Woori Financial Group, Inc. (South Korea)	222,799	1,646,175
Yamaguchi Financial Group, Inc. (Japan)	31,500	193,424

		384,928,511

Beverages — 0.8%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	140,989	440,058
Asahi Group Holdings Ltd. (Japan)	12,900	452,784
Carlsberg A/S (Denmark) (Class B Stock)	71,256	9,460,408
Coca-Cola Co. (The)	703,100	31,414,508

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Coca-Cola European Partners PLC (United Kingdom)	167,400	$6,321,024
Coca-Cola HBC AG (Switzerland)	70,534	1,777,821
Coca-Cola Icecek A/S (Turkey)	60,363	383,996
Diageo PLC (United Kingdom)	45,530	1,514,930
Keurig Dr. Pepper, Inc.(a)	773,300	21,961,720
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	300	62,129
Monster Beverage Corp.*	182,900	12,678,628
National Beverage Corp.*(a)	5,300	323,406
PepsiCo, Inc.	249,218	32,961,573

		119,752,985

Biotechnology — 1.5%
AbbVie, Inc.	438,800	43,081,384
ACADIA Pharmaceuticals, Inc.*(a)	32,800	1,589,816
Acceleron Pharma, Inc.*	6,700	638,309
Akcea Therapeutics, Inc.*(a)	12,400	169,880
Amgen, Inc.	110,500	26,062,530
Anika Therapeutics, Inc.*(a)	26,400	996,072
Arcus Biosciences, Inc.*	6,700	165,758
Arena Pharmaceuticals, Inc.*	4,500	283,275
Arrowhead Pharmaceuticals, Inc.*	42,000	1,813,980
Athenex, Inc.*(a)	111,700	1,536,992
Biogen, Inc.*	106,400	28,467,320
BioSpecifics Technologies Corp.*	11,800	723,104
Castle Biosciences, Inc.*(a)	15,300	576,657
Catalyst Pharmaceuticals, Inc.*(a)	255,300	1,179,486
Concert Pharmaceuticals, Inc.*	39,100	389,045
CytomX Therapeutics, Inc.*	63,800	531,454
Dicerna Pharmaceuticals, Inc.*	87,500	2,222,500
Eagle Pharmaceuticals, Inc.*(a)	35,000	1,679,300
Emergent BioSolutions, Inc.*(a)	35,300	2,791,524
Exelixis, Inc.*	282,600	6,708,924
FibroGen, Inc.*	39,500	1,600,935
Genmab A/S (Denmark)*	7,476	2,513,278
Gilead Sciences, Inc.	170,400	13,110,576
Halozyme Therapeutics, Inc.*(a)	41,900	1,123,339
Insmed, Inc.*	12,800	352,512
Invitae Corp.*(a)	46,300	1,402,427
Kezar Life Sciences, Inc.*	21,800	112,924
Ligand Pharmaceuticals, Inc.*(a)	7,100	794,135
Natera, Inc.*	61,400	3,061,404
OPKO Health, Inc.*(a)	869,700	2,965,677
PDL BioPharma, Inc.*	106,400	309,624
Pharma Mar SA (Spain)	160,291	1,388,414
Pharming Group NV (Netherlands)*	95,285	125,769
PTC Therapeutics, Inc.*(a)	48,100	2,440,594
Puma Biotechnology, Inc.*	13,300	138,719
Regeneron Pharmaceuticals, Inc.*	56,800	35,423,320
Retrophin, Inc.*	81,500	1,663,415
Swedish Orphan Biovitrum AB (Sweden)*	21,675	504,378
Ultragenyx Pharmaceutical, Inc.*(a)	4,600	359,812
United Therapeutics Corp.*	74,900	9,062,900
Vanda Pharmaceuticals, Inc.*	156,100	1,785,784
Vaxart, Inc.*(a)	170,500	1,508,925
Vertex Pharmaceuticals, Inc.*	120,000	34,837,200

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Xencor, Inc.*	32,600	$1,055,914

		239,249,285

Building Products — 0.5%
American Woodmark Corp.*	48,200	3,646,330
Apogee Enterprises, Inc.	22,800	525,312
Builders FirstSource, Inc.*	13,800	285,660
Bunka Shutter Co. Ltd. (Japan)	307,700	2,132,081
Carrier Global Corp.	450,800	10,016,776
China Lesso Group Holdings Ltd. (China)	26,000	33,953
Cie de Saint-Gobain (France)*	344,279	12,492,485
Fortune Brands Home & Security, Inc.(a)	46,600	2,979,138
Geberit AG (Switzerland)	17,604	8,850,426
Inwido AB (Sweden)*	78,051	542,102
JELD-WEN Holding, Inc.*	48,300	778,113
Johnson Controls International PLC	450,400	15,376,656
Masco Corp.	178,100	8,942,401
Nichiha Corp. (Japan)	35,500	757,436
Owens Corning	11,100	618,936
PGT Innovations, Inc.*	44,800	702,464
Resideo Technologies, Inc.*	181,400	2,126,008
ROCKWOOL International A/S (Denmark) (Class B Stock)	1,016	276,517
Sanwa Holdings Corp. (Japan)	81,500	731,639
Simpson Manufacturing Co., Inc.	6,500	548,340
UFP Industries, Inc.	103,100	5,104,481
Uponor OYJ (Finland)	13,802	186,007
Zehnder Group AG (Switzerland)	6,597	260,081

		77,913,342

Capital Markets — 1.6%
3i Group PLC (United Kingdom)	5,452	56,477
Affiliated Managers Group, Inc.	201,100	14,994,016
Ameriprise Financial, Inc.	214,500	32,183,580
Anima Holding SpA (Italy), 144A	39,000	168,751
Ashmore Group PLC (United Kingdom)	52,328	272,013
Avanza Bank Holding AB (Sweden)	10,482	149,544
Azimut Holding SpA (Italy)	8,899	152,985
B3 SA - Brasil Bolsa Balcao (Brazil)	96,600	989,253
Banca Generali SpA (Italy)	41,275	1,241,949
Bangkok Commercial Asset Management PCL (Thailand)	271,800	212,814
Bank of New York Mellon Corp. (The)	736,100	28,450,265
BGC Partners, Inc. (Class A Stock)	101,000	276,740
BlackRock, Inc.	10,600	5,767,354
Brightsphere Investment Group, Inc.	114,300	1,424,178
China Cinda Asset Management Co. Ltd. (China) (Class H Stock)	208,000	40,957
China Galaxy Securities Co. Ltd. (China) (Class H Stock)*	621,000	337,305
CI Financial Corp. (Canada)	74,800	951,529
Credit Suisse Group AG (Switzerland)	806,573	8,443,823
Deutsche Boerse AG (Germany)	74,333	13,507,125
Donnelley Financial Solutions, Inc.*	45,500	382,200
Eaton Vance Corp.	6,600	254,760
Euronext NV (Netherlands), 144A	5,493	555,649
Evercore, Inc. (Class A Stock)	78,300	4,613,436

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Federated Hermes, Inc.	154,700	$3,666,390
Flow Traders (Netherlands), 144A	4,665	166,655
Haitong International Securities Group Ltd. (Hong Kong)	730,000	175,316
Hargreaves Lansdown PLC (United Kingdom)	69,828	1,414,645
IG Group Holdings PLC (United Kingdom)	41,224	417,053
Intercontinental Exchange, Inc.	130,600	11,962,960
Intermediate Capital Group PLC (United Kingdom)	39,768	638,189
Investec Ltd. (South Africa)	337,741	675,709
Jafco Co. Ltd. (Japan)	68,100	2,307,273
Janus Henderson Group PLC (United Kingdom)(a)	233,000	4,930,280
Jupiter Fund Management PLC (United Kingdom)	48,499	154,599
Korea Investment Holdings Co. Ltd. (South Korea)	3,033	113,346
LPL Financial Holdings, Inc.	127,200	9,972,480
Magellan Financial Group Ltd. (Australia)	116,079	4,746,076
Man Group PLC (United Kingdom)	148,543	240,659
Meritz Securities Co. Ltd. (South Korea)	301,474	764,344
Morgan Stanley	454,500	21,952,350
Nomura Holdings, Inc. (Japan)	2,585,500	11,562,483
Pendal Group Ltd. (Australia)	35,855	149,739
Piper Sandler Cos	3,500	207,060
Reinet Investments SCA (Luxembourg)	13,608	238,729
S&P Global, Inc.	38,900	12,816,772
Samsung Securities Co. Ltd. (South Korea)	1,437	31,655
SEI Investments Co.	123,700	6,801,026
Singapore Exchange Ltd. (Singapore)	212,400	1,277,451
Standard Life Aberdeen PLC (United Kingdom)	261,750	872,165
Stifel Financial Corp.	258,200	12,246,426
UBS Group AG (Switzerland)	1,264,081	14,722,196
Virtus Investment Partners, Inc.(a)	11,600	1,348,964
Vontobel Holding AG (Switzerland)	3,818	268,252

		242,267,945

Chemicals — 1.2%
BASF SE (Germany)	37,608	2,117,309
Cabot Corp.	102,800	3,808,740
Corbion NV (Netherlands)	6,601	238,558
Corteva, Inc.(a)	1,094,600	29,324,334
Denka Co. Ltd. (Japan)	8,400	205,642
Dow, Inc.(a)	46,700	1,903,492
DuPont de Nemours, Inc.	313,900	16,677,507
Eastman Chemical Co.	147,600	10,278,864
Evonik Industries AG (Germany)	17,273	441,700
Fujimi, Inc. (Japan)	19,700	606,502
Givaudan SA (Switzerland)	525	1,964,711
Gurit Holding AG (Switzerland)	206	300,886
Huntsman Corp.	434,400	7,806,168
Ingevity Corp.*	43,500	2,286,795
Israel Corp. Ltd. (The) (Israel)*	1,017	83,490

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Kemira OYJ (Finland)	11,342	$146,761
Koppers Holdings, Inc.*	8,000	150,720
Kronos Worldwide, Inc.(a)	29,900	311,259
Kumho Petrochemical Co. Ltd. (South Korea)	14,495	901,837
Kureha Corp. (Japan)	37,500	1,640,265
Linde PLC (United Kingdom)	20,000	4,242,200
LyondellBasell Industries NV (Class A Stock)(a)	387,800	25,486,216
Minerals Technologies, Inc.	45,700	2,144,701
Mitsubishi Gas Chemical Co., Inc. (Japan)	15,600	236,337
NewMarket Corp.	1,100	440,528
Nippon Kayaku Co. Ltd. (Japan)	52,800	551,431
Orion Engineered Carbons SA (Luxembourg)	129,900	1,375,641
PhosAgro PJSC (Russia), GDR	62,438	776,026
PolyOne Corp.	473,800	12,427,774
PPG Industries, Inc.	40,200	4,263,612
RPM International, Inc.	5,100	382,806
Scotts Miracle-Gro Co. (The)	28,400	3,818,948
Sensient Technologies Corp.	87,300	4,553,568
Sherwin-Williams Co. (The)	30,100	17,393,285
Showa Denko KK (Japan)	15,400	344,739
Stepan Co.(a)	9,900	961,290
Symrise AG (Germany)	13,001	1,514,798
Teijin Ltd. (Japan)	35,300	561,026
Tokai Carbon Co. Ltd. (Japan)	24,500	230,217
Tokuyama Corp. (Japan)	380,300	8,946,694
Tokyo Ohka Kogyo Co. Ltd. (Japan)	3,600	180,946
Tosoh Corp. (Japan)	152,200	2,075,741
Toyobo Co. Ltd. (Japan)	60,000	835,291
Ube Industries Ltd. (Japan)	8,200	140,933
Valvoline, Inc.	180,100	3,481,333
Yara International ASA (Norway)	52,777	1,840,123
Zeon Corp. (Japan)	74,900	689,088

		181,090,832

Commercial Services & Supplies — 0.2%
ACCO Brands Corp.(a)	100,700	714,971
A-Living Services Co. Ltd. (China) (Class H Stock), 144A	9,500	48,292
Bravida Holding AB (Sweden), 144A*	20,056	194,391
Brink’s Co. (The)	37,900	1,724,829
Country Garden Services Holdings Co. Ltd. (China)	129,000	603,285
Dai Nippon Printing Co. Ltd. (Japan)	96,800	2,218,384
Daiseki Co. Ltd. (Japan)	7,600	202,906
Deluxe Corp.(a)	197,800	4,656,212
Healthcare Services Group, Inc.(a)	19,700	481,862
Herman Miller, Inc.	55,800	1,317,438
HNI Corp.	32,000	978,240
Interface, Inc.	40,100	326,414
Kimball International, Inc. (Class B Stock)	8,500	98,260
Knoll, Inc.	11,100	135,309
Loomis AB (Sweden)*	101,527	2,440,199
Matthews International Corp. (Class A Stock)	12,700	242,570

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
Oyo Corp. (Japan)	10,900	$142,367
Prestige International, Inc. (Japan)	21,500	161,837
Relia, Inc. (Japan)	22,900	214,149
S-1 Corp. (South Korea)	396	28,193
Secom Co. Ltd. (Japan)	116,800	10,208,227
SmartGroup Corp. Ltd. (Australia)	170,080	718,377
SP Plus Corp.*	23,900	494,969
Steelcase, Inc. (Class A Stock)	25,900	312,354
Tetra Tech, Inc.(a)	92,600	7,326,512
Toppan Printing Co. Ltd. (Japan)	29,600	494,234
Uchida Yoko Co. Ltd. (Japan)	22,000	1,283,335

		37,768,116

Communications Equipment — 0.7%
Accton Technology Corp. (Taiwan)	206,000	1,597,774
Calix, Inc.*	20,600	306,940
Ciena Corp.*	355,500	19,253,880
Cisco Systems, Inc.	1,517,100	70,757,544
Extreme Networks, Inc.*	24,000	104,160
Lumentum Holdings, Inc.*	8,100	659,583
NetScout Systems, Inc.*(a)	162,800	4,161,168
Spirent Communications PLC (United Kingdom)	593,686	1,789,121
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	330,284	3,062,968
Viavi Solutions, Inc.*(a)	184,800	2,354,352

		104,047,490

Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA (Spain)	31,489	800,343
Arcosa, Inc.(a)	10,900	459,980
Balfour Beatty PLC (United Kingdom)	159,130	515,740
Bouygues SA (France)*	13,514	465,863
China National Chemical Engineering Co. Ltd. (China) (Class A Stock)	86,100	66,849
China Railway Construction Corp. Ltd. (China) (Class H Stock)	47,000	37,222
China State Construction Engineering
Corp. Ltd. (China) (Class A Stock)	56,300	38,032
Daelim Industrial Co. Ltd. (South Korea)	30,984	2,126,620
Eiffage SA (France)*	14,966	1,373,639
EMCOR Group, Inc.	211,600	13,995,224
GS Engineering & Construction Corp. (South Korea)	13,799	283,132
Kandenko Co. Ltd. (Japan)	70,800	602,614
Kinden Corp. (Japan)	73,000	1,204,616
Kumagai Gumi Co. Ltd. (Japan)	21,800	521,831
Kyudenko Corp. (Japan)	65,600	1,935,871
Maeda Corp. (Japan)	13,100	99,859
Maeda Road Construction Co. Ltd. (Japan)	32,400	611,285
MasTec, Inc.*(a)	137,000	6,147,190
Morgan Sindall Group PLC (United Kingdom)	8,461	129,657
NCC AB (Sweden) (Class B Stock)	8,813	143,206
Nishimatsu Construction Co. Ltd. (Japan)	7,500	149,239

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction & Engineering (continued)
NRW Holdings Ltd. (Australia)	900,607	$1,177,969
Obayashi Corp. (Japan)	1,084,100	10,132,337
Penta-Ocean Construction Co. Ltd. (Japan)	34,800	187,743
Per Aarsleff Holding A/S (Denmark)	4,900	177,285
Quanta Services, Inc.	331,800	13,016,514
Sanki Engineering Co. Ltd. (Japan)	10,800	123,656
Shimizu Corp. (Japan)	620,700	5,097,808
SHO-BOND Holdings Co. Ltd. (Japan)	3,800	168,493
Skanska AB (Sweden) (Class B Stock)*	37,285	761,942
Taikisha Ltd. (Japan)	5,000	137,725
Takamatsu Construction Group Co. Ltd. (Japan)	12,900	288,729
Toda Corp. (Japan)	47,000	303,299
Valmont Industries, Inc.	7,200	818,064

		64,099,576

Construction Materials — 0.3%
Anhui Conch Cement Co. Ltd. (China)
(Class H Stock)	153,500	1,034,561
Asia Cement Corp. (Taiwan)	54,000	79,818
Buzzi Unicem SpA (Italy)	159,409	3,452,172
China National Building Material Co. Ltd. (China) (Class H Stock)	806,000	859,095
China Resources Cement Holdings Ltd. (China)	322,000	395,458
CRH PLC (Ireland)	87,001	2,999,511
CSR Ltd. (Australia)	58,265	148,900
Eagle Materials, Inc.	177,300	12,450,006
HeidelbergCement AG (Germany)	15,376	827,996
Huaxin Cement Co. Ltd. (China) (Class A Stock)	49,000	164,898
James Hardie Industries PLC, CDI	16,713	323,330
LafargeHolcim Ltd. (Switzerland)*	242,854	10,778,013
Taiwan Cement Corp. (Taiwan)	106,000	153,681
U.S. Concrete, Inc.*	9,500	235,600
Wienerberger AG (Austria)	196,561	4,296,686

		38,199,725

Consumer Finance — 0.3%
Credit Saison Co. Ltd. (Japan)	32,400	370,331
Discover Financial Services	412,900	20,682,161
Enova International, Inc.*	9,800	145,726
FirstCash, Inc.	14,900	1,005,452
Jaccs Co. Ltd. (Japan)	18,900	307,741
Navient Corp.(a)	602,000	4,232,060
OneMain Holdings, Inc.	330,900	8,120,286
Resurs Holding AB (Sweden), 144A	41,690	172,361
Samsung Card Co. Ltd. (South Korea)	3,340	75,918
SLM Corp.(a)	644,000	4,527,320

		39,639,356

Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)(a)	86,300	2,969,583
Rengo Co. Ltd. (Japan)	11,400	92,869
SIG Combibloc Group AG (Switzerland)*	23,974	389,174

COMMON STOCKS (continued)	Shares	Value
Containers & Packaging (continued)
Silgan Holdings, Inc.	13,200	$427,548
Vetropack Holding AG (Switzerland)*	4,550	251,942

		4,131,116

Distributors — 0.2%
Arata Corp. (Japan)	14,400	646,148
LKQ Corp.*	719,400	18,848,280
Pool Corp.	25,900	7,041,433

		26,535,861

Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.*	110,200	3,432,730
American Public Education, Inc.*	6,500	192,400
Benesse Holdings, Inc. (Japan)	7,700	206,390
frontdoor, Inc.*	95,300	4,224,649
G8 Education Ltd. (Australia)	271,975	168,536
Grand Canyon Education, Inc.*(a)	30,200	2,734,006
GSX Techedu, Inc. (China), ADR*(a)	1,800	107,982
IDP Education Ltd. (Australia)	15,598	169,464
Laureate Education, Inc. (Class A Stock)*	177,400	1,767,791
New Oriental Education & Technology Group, Inc. (China), ADR*	6,800	885,564
Offcn Education Technology Co. Ltd. (China) (Class A Stock)	51,000	200,713
Perdoceo Education Corp.*	83,300	1,326,969
Strategic Education, Inc.	12,800	1,966,720

		17,383,914

Diversified Financial Services — 0.3%
Banca IFIS SpA (Italy)*	14,956	144,649
Banca Mediolanum SpA (Italy)	23,005	166,342
Berkshire Hathaway, Inc. (Class B Stock)*	221,786	39,591,019
Cannae Holdings, Inc.*	41,300	1,697,430
Financial Products Group Co. Ltd. (Japan)	21,100	116,790
Fuyo General Lease Co. Ltd. (Japan)	3,000	166,717
Grupo de Inversiones Suramericana SA (Colombia)	76,534	379,615
Haci Omer Sabanci Holding A/S (Turkey)	1,102,635	1,494,301
Jefferies Financial Group, Inc.	76,000	1,181,800
M&G PLC (United Kingdom)	275,872	574,727
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	225,700	1,068,275
NEC Capital Solutions Ltd. (Japan)	7,200	132,237
ORIX Corp. (Japan)	187,000	2,304,262
REC Ltd. (India)	639,046	911,156
Sofina SA (Belgium)	951	252,147
Yuanta Financial Holding Co. Ltd. (Taiwan)	733,000	432,738

		50,614,205

Diversified Telecommunication Services — 1.2%
AT&T, Inc.(a)	2,027,308	61,285,521
ATN International, Inc.	5,900	357,363

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	215,665	$196,297
CenturyLink, Inc.(a)	117,200	1,175,516
Cogent Communications Holdings, Inc.(a)	24,800	1,918,528
Deutsche Telekom AG (Germany)	581,237	9,832,786
Elisa OYJ (Finland)	30,216	1,838,030
Hellenic Telecommunications Organization SA (Greece)	58,763	794,627
HKT Trust & HKT Ltd. (Hong Kong)	373,000	547,895
LG Uplus Corp. (South Korea)	21,966	224,152
Nippon Telegraph & Telephone Corp. (Japan)	603,500	14,064,714
Orange SA (France)	332,991	3,990,430
PCCW Ltd. (Hong Kong)	361,000	205,734
Proximus SADP (Belgium)	49,558	1,011,669
Swisscom AG (Switzerland)	1,573	826,318
Telecom Argentina SA (Argentina), ADR(a)	34,999	313,241
Telecom Italia SpA (Italy), RSP	479,482	186,798
Telefonica Deutschland Holding AG (Germany)	109,570	325,284
Telefonica SA (Spain)	545,545	2,613,280
Telekom Austria AG (Austria)*	43,113	297,855
Telenor ASA (Norway)	160,722	2,344,252
TPG Corp. Ltd. (Australia)	35,882	222,226
United Internet AG (Germany)	10,366	441,864
Verizon Communications, Inc.	1,393,000	76,796,090

		181,810,470

Electric Utilities — 0.9%
ALLETE, Inc.	42,300	2,310,003
Centrais Eletricas Brasileiras SA (Brazil)*	325,824	1,875,940
Chubu Electric Power Co., Inc. (Japan)	655,100	8,208,435
Chugoku Electric Power Co., Inc. (The) (Japan)	48,100	642,283
CK Infrastructure Holdings Ltd. (Hong Kong)	801,000	4,130,713
Endesa SA (Spain)(a)	61,104	1,509,435
Enel Americas SA (Chile)	895,737	135,222
Enel SpA (Italy)	1,050,501	9,098,776
Energisa SA (Brazil), UTS	86,800	793,444
EVN AG (Austria)	9,153	154,269
Exelon Corp.	753,400	27,340,886
Fortum OYJ (Finland)	676,522	12,941,210
Hokkaido Electric Power Co., Inc. (Japan)	47,400	181,910
Hokuriku Electric Power Co. (Japan)	32,400	206,256
Iberdrola SA (Spain)	930,011	10,810,029
Inter RAO UES PJSC (Russia)	9,168,000	636,701
Kansai Electric Power Co., Inc. (The) (Japan)	761,300	7,275,650
Manila Electric Co. (Philippines)	12,540	67,596
MGE Energy, Inc.	1,800	116,118
NRG Energy, Inc.	733,600	23,886,016
OGE Energy Corp.	165,600	5,027,616
Otter Tail Corp.	20,600	799,074

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
PGE Polska Grupa Energetyczna SA (Poland)*	290,612	$508,385
Portland General Electric Co.	45,300	1,893,993
Power Assets Holdings Ltd. (Hong Kong)	148,500	807,427
Power Grid Corp. of India Ltd. (India)	672,944	1,556,129
PPL Corp.	446,000	11,524,640
Red Electrica Corp. SA (Spain)	43,294	810,377
Southern Co. (The)	130,100	6,745,685
Terna Rete Elettrica Nazionale SpA (Italy)	181,236	1,250,185
Tohoku Electric Power Co., Inc. (Japan)	42,300	402,495
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	535,200	1,644,524

		145,291,422

Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	203,871	4,623,880
Acuity Brands, Inc.(a)	228,600	21,886,164
Atkore International Group, Inc.*	104,700	2,863,545
AZZ, Inc.	32,300	1,108,536
Daihen Corp. (Japan)	5,400	192,712
Encore Wire Corp.	10,900	532,138
Fuji Electric Co. Ltd. (Japan)	14,400	393,712
Furukawa Electric Co. Ltd. (Japan)	8,400	203,423
Generac Holdings, Inc.*	1,600	195,088
Hubbell, Inc.	60,100	7,534,136
nVent Electric PLC(a)	515,100	9,647,823
PowerCell Sweden AB (Sweden)*	5,614	186,714
Schneider Electric SE (France)	128,690	14,402,993
SEC Carbon Ltd. (Japan)	3,200	197,965
Signify NV (Netherlands), 144A*	142,984	3,719,368
Varta AG (Germany)*(a)	1,612	182,996
Vestas Wind Systems A/S (Denmark)	22,022	2,253,430
WEG SA (Brazil)	69,700	658,152

		70,782,775

Electronic Equipment, Instruments & Components — 0.5%
ALSO Holding AG (Switzerland)*	8,177	2,024,311
Anritsu Corp. (Japan)(a)	247,600	5,878,202
Arrow Electronics, Inc.*	94,600	6,498,074
AU Optronics Corp. (Taiwan)	4,104,000	1,294,691
Avnet, Inc.	26,189	730,280
Barco NV (Belgium)	724	128,473
Belden, Inc.(a)	41,800	1,360,590
Canon Marketing Japan, Inc. (Japan)	55,700	1,134,377
Cognex Corp.	5,700	340,404
CONEXIO Corp. (Japan)	26,200	347,728
Daiwabo Holdings Co. Ltd. (Japan)	29,400	1,921,078
ePlus, Inc.*	12,500	883,500
Foxconn Technology Co. Ltd. (Taiwan)	250,000	479,181
Hitachi Ltd. (Japan)	377,400	11,988,921
Hon Hai Precision Industry Co. Ltd. (Taiwan)	989,000	2,897,468
Hosiden Corp. (Japan)	93,300	817,226
Itron, Inc.*(a)	1,600	106,000
Jabil, Inc.	244,100	7,830,728
Largan Precision Co. Ltd. (Taiwan)	5,000	693,525

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
LG Innotek Co. Ltd. (South Korea)	2,586	$380,832
Luxshare Precision Industry Co. Ltd. (China) (Class A Stock)	43,679	317,343
Macnica Fuji Electronics Holdings, Inc. (Japan)	107,000	1,553,579
Methode Electronics, Inc.	50,500	1,578,630
Murata Manufacturing Co. Ltd. (Japan)	64,900	3,805,157
Mycronic AB (Sweden)	6,224	118,120
National Instruments Corp.	37,200	1,440,012
Nippon Signal Co. Ltd. (Japan)	66,500	699,240
PC Connection, Inc.	15,500	718,580
Sanmina Corp.*	55,400	1,387,216
ScanSource, Inc.*	24,400	587,796
SYNNEX Corp.	66,400	7,952,728
Synnex Technology International Corp. (Taiwan)	1,165,000	1,646,337
Venture Corp. Ltd. (Singapore)	32,400	378,146
Walsin Technology Corp. (Taiwan)	114,000	696,093
WPG Holdings Ltd. (Taiwan)	571,000	759,386
Yageo Corp. (Taiwan)	102,000	1,327,947
Zhen Ding Technology Holding Ltd. (Taiwan)	180,000	788,266

		73,490,165

Energy Equipment & Services — 0.1%
BW Offshore Ltd. (Norway)	127,495	423,254
Dialog Group Bhd (Malaysia)	85,800	72,527
Matrix Service Co.*	23,400	227,448
Oceaneering International, Inc.*	230,500	1,472,895
TechnipFMC PLC (United Kingdom)	1,788,500	12,233,340

		14,429,464

Entertainment — 1.1%
Activision Blizzard, Inc.	569,000	43,187,100
Capcom Co. Ltd. (Japan)	8,800	321,906
CD Projekt SA (Poland)*	8,615	864,525
Cinemark Holdings, Inc.(a)	153,100	1,768,305
Daiichikosho Co. Ltd. (Japan)	4,200	125,767
Electronic Arts, Inc.*	294,300	38,862,315
G-bits Network Technology Xiamen Co. Ltd. (China) (Class A Stock)	2,800	218,174
Marcus Corp. (The)	30,700	407,389
NCSoft Corp. (South Korea)	367	272,333
NetEase, Inc. (China), ADR	3,800	1,631,644
Netflix, Inc.*	130,400	59,337,216
Nexon Co. Ltd. (Japan)	567,400	12,815,146
Nintendo Co. Ltd. (Japan)	28,000	12,514,521
Stillfront Group AB (Sweden)*	2,155	194,634
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (China) (Class A Stock)	38,700	256,244

		172,777,219

Equity Real Estate Investment Trusts (REITs) — 1.6%
Aedifica SA (Belgium)	1,376	151,062
American Assets Trust, Inc.	30,400	846,336
American Campus Communities, Inc.	60,300	2,108,088
American Tower Corp.	41,700	10,781,118

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Apple Hospitality REIT, Inc.	270,300	$2,611,098
Aventus Group (Australia)	186,152	270,015
Braemar Hotels & Resorts, Inc.	34,400	98,384
British Land Co. PLC (The) (United Kingdom)	102,882	494,380
Brixmor Property Group, Inc.	614,500	7,877,890
BWP Trust (Australia)	59,372	157,846
Camden Property Trust	87,000	7,936,140
Charter Hall Group (Australia)	1,263,695	8,573,929
City Office REIT, Inc.	33,400	336,004
Columbia Property Trust, Inc.	14,500	190,530
CoreCivic, Inc.	423,800	3,966,768
CorePoint Lodging, Inc.	44,300	186,503
Corporate Office Properties Trust(a)	86,700	2,196,978
Covivio (France)	10,558	768,599
Crown Castle International Corp.	88,400	14,793,740
Daiwa Office Investment Corp. (Japan)	617	3,413,724
Daiwa Securities Living Investments Corp. (Japan)	162	151,489
DiamondRock Hospitality Co.	150,000	829,500
Diversified Healthcare Trust	754,600	3,339,105
Douglas Emmett, Inc.	187,000	5,733,420
EPR Properties(a)	57,500	1,904,975
Equinix, Inc.	15,700	11,026,110
Fibra Uno Administracion SA de CV (Mexico)	74,800	59,164
Franklin Street Properties Corp.(a)	193,454	984,681
Frasers Logistics & Commercial Trust (Singapore)	173,800	149,782
Gaming & Leisure Properties, Inc.(a)	664,404	22,988,378
Gecina SA (France)	4,935	611,420
GEO Group, Inc. (The)	519,045	6,140,302
GLP J-REIT (Japan)	411	596,266
Goodman Group (Australia)	912,876	9,434,620
Great Portland Estates PLC (United Kingdom)	28,272	221,509
Hammerson PLC (United Kingdom)(a)	2,654,060	2,638,408
Hersha Hospitality Trust(a)	62,200	358,272
Highwoods Properties, Inc.	143,900	5,371,787
Ichigo Office REIT Investment Corp. (Japan)	2,473	1,714,258
Industrial & Infrastructure Fund Investment Corp. (Japan)	189	306,043
Japan Logistics Fund, Inc. (Japan)	80	218,465
Japan Prime Realty Investment Corp. (Japan)	79	232,119
Japan Real Estate Investment Corp. (Japan)	146	751,126
Japan Retail Fund Investment Corp. (Japan)	262	328,480
Kenedix Office Investment Corp. (Japan)	43	240,471
Keppel DC REIT (Singapore)	85,094	155,859
Kite Realty Group Trust	84,400	973,976
Klepierre SA (France)(a)	702,379	14,056,123
Life Storage, Inc.	6,900	655,155
Lippo Malls Indonesia Retail Trust (Singapore)*	1,650,900	161,155
Macerich Co. (The)(a)	74,095	664,632

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Mapletree Logistics Trust (Singapore)	333,800	$468,321
Medical Properties Trust, Inc.	138,600	2,605,680
Mercialys SA (France)	89,346	750,514
Merlin Properties Socimi SA (Spain)	44,803	373,195
Mori Trust Sogo REIT, Inc. (Japan)	116	143,508
National Health Investors, Inc.(a)	30,300	1,839,816
Nippon Accommodations Fund, Inc. (Japan)	59	342,638
Office Properties Income Trust(a)	4,100	106,477
Omega Healthcare Investors, Inc.(a)	128,200	3,811,386
Parkway Life Real Estate Investment Trust (Singapore)	46,400	112,092
Pebblebrook Hotel Trust(a)	91,500	1,249,890
Piedmont Office Realty Trust, Inc. (Class A Stock)	27,900	463,419
Premier Investment Corp. (Japan)	180	200,137
Prologis, Inc.	341,200	31,844,196
Retail Opportunity Investments Corp.	180,400	2,043,932
Retail Properties of America, Inc. (Class A Stock)	229,100	1,677,012
RLJ Lodging Trust	99,300	937,392
Sabra Health Care REIT, Inc.	478,500	6,904,755
Safestore Holdings PLC (United Kingdom)	27,132	245,362
Sasseur Real Estate Investment Trust (Singapore)	2,047,500	1,093,417
Scentre Group (Australia)	533,484	804,583
Service Properties Trust	303,946	2,154,977
Spirit Realty Capital, Inc.(a)	435,200	15,171,072
Stockland (Australia)	304,194	704,262
Unibail-Rodamco-Westfield (France)(a)	43,134	2,454,815
United Urban Investment Corp. (Japan)	330	357,524
Urban Edge Properties	162,200	1,925,314
Waypoint REIT (Australia)	84,203	151,989
Weingarten Realty Investors	60,800	1,150,944
WP Carey, Inc.	88,700	6,000,555
Xenia Hotels & Resorts, Inc.	180,200	1,681,266

		250,526,622

Food & Staples Retailing — 1.2%
Abdullah Al Othaim Markets Co. (Saudi Arabia)	7,290	217,474
BIM Birlesik Magazalar A/S (Turkey)	10,358	103,044
BJ’s Wholesale Club Holdings, Inc.*	164,100	6,116,007
Carrefour SA (France)	43,242	670,029
Coles Group Ltd. (Australia)	821,570	9,816,126
Colruyt SA (Belgium)	10,231	563,930
Empire Co. Ltd. (Canada) (Class A Stock)	35,600	852,501
George Weston Ltd. (Canada)	1,300	95,231
GS Retail Co. Ltd. (South Korea)	2,720	82,462
ICA Gruppen AB (Sweden)	11,319	537,829
Jeronimo Martins SGPS SA (Portugal)*	80,915	1,417,295
Kesko OYJ (Finland) (Class B Stock)	25,621	439,089
Koninklijke Ahold Delhaize NV (Netherlands)	788,412	21,577,698
Kroger Co. (The)	1,061,200	35,921,620
Loblaw Cos. Ltd. (Canada)	16,000	779,140

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	8,900	$323,010
Performance Food Group Co.*	17,300	504,122
PriceSmart, Inc.	25,300	1,526,349
Seven & i Holdings Co. Ltd. (Japan)	18,200	594,140
Sonae SGPS SA (Portugal)	199,160	144,362
SPAR Group Ltd. (The) (South Africa)	4,239	42,078
Sprouts Farmers Market, Inc.*	108,700	2,781,633
Sugi Holdings Co. Ltd. (Japan)	4,200	284,164
Walgreens Boots Alliance, Inc.	684,700	29,024,433
Wal-Mart de Mexico SAB de CV (Mexico)	465,600	1,113,534
Walmart, Inc.	513,700	61,530,986
Wm Morrison Supermarkets PLC (United Kingdom)	746,145	1,769,647
Woolworths Group Ltd. (Australia)	119,201	3,076,760
X5 Retail Group NV (Russia), GDR	2,887	101,497

		182,006,190

Food Products — 0.9%
a2 Milk Co. Ltd. (New Zealand)*	17,066	222,906
Almarai Co. JSC (Saudi Arabia)	7,910	109,470
Archer-Daniels-Midland Co.(a)	425,800	16,989,420
Associated British Foods PLC (United Kingdom)	22,139	525,952
Austevoll Seafood ASA (Norway)	141,910	1,176,339
Bunge Ltd.	166,100	6,831,693
Campbell Soup Co.(a)	131,600	6,531,308
Charoen Pokphand Foods PCL (Thailand)	676,600	694,979
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	115	949,444
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	14	1,204,293
Darling Ingredients, Inc.*	145,400	3,579,748
Ebro Foods SA (Spain)	8,005	165,826
Fujian Sunner Development Co. Ltd. (China) (Class A Stock)	50,700	208,715
Glanbia PLC (Ireland)	19,958	227,599
Greencore Group PLC (Ireland)	246,906	384,669
Gruma SAB de CV (Mexico) (Class B Stock)	4,685	50,783
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	686,500	450,091
Indofood Sukses Makmur Tbk PT (Indonesia)	1,763,500	806,391
Ingredion, Inc.	74,900	6,216,700
John B. Sanfilippo & Son, Inc.	16,400	1,399,412
Kellogg Co.	40,500	2,675,430
Kraft Heinz Co. (The)	174,400	5,561,616
Lancaster Colony Corp.(a)	19,300	2,991,307
Megmilk Snow Brand Co. Ltd. (Japan)	5,900	137,412
Morinaga & Co. Ltd. (Japan)	3,800	147,411
Morinaga Milk Industry Co. Ltd. (Japan)	2,400	106,957
Nestle Malaysia Bhd (Malaysia)	2,900	94,595
Nestle SA (Switzerland)	217,935	24,169,628
Nisshin Oillio Group Ltd. (The) (Japan)	39,000	1,219,373
Orkla ASA (Norway)	72,885	640,364

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Pilgrim’s Pride Corp.*	554,600	$9,367,194
Premier Foods PLC (United Kingdom)*	233,532	203,188
Prima Meat Packers Ltd. (Japan)	7,400	198,025
Standard Foods Corp. (Taiwan)	13,000	27,773
Tate & Lyle PLC (United Kingdom)	187,299	1,552,005
Tingyi Cayman Islands Holding Corp. (China)	26,000	40,678
Toyo Suisan Kaisha Ltd. (Japan)	3,100	173,427
Tyson Foods, Inc. (Class A Stock)	283,300	16,915,843
Viscofan SA (Spain)	3,807	249,045
Want Want China Holdings Ltd. (China)	118,000	89,314
Wens Foodstuffs Group Co. Ltd. (China) (Class A Stock)	60,960	188,483
WH Group Ltd. (Hong Kong), 144A	13,117,000	11,319,093
Wilmar International Ltd. (China)	3,793,200	11,162,634
Yamazaki Baking Co. Ltd. (Japan)	42,500	730,924

		138,687,457

Gas Utilities — 0.4%
Beijing Enterprises Holdings Ltd. (China)	12,500	41,926
Chesapeake Utilities Corp.	10,700	898,800
Enagas SA (Spain)	8,851	216,899
GAIL India Ltd. (India)	725,215	981,061
Italgas SpA (Italy)	47,493	276,618
National Fuel Gas Co.	44,000	1,844,920
Naturgy Energy Group SA (Spain)	630,072	11,727,325
New Jersey Resources Corp.(a)	101,700	3,320,505
Nippon Gas Co. Ltd. (Japan)	3,700	158,677
ONE Gas, Inc.	59,700	4,599,885
Osaka Gas Co. Ltd. (Japan)	30,500	601,942
Snam SpA (Italy)	1,489,284	7,275,270
Southwest Gas Holdings, Inc.	14,200	980,510
Spire, Inc.	64,900	4,264,579
Toho Gas Co. Ltd. (Japan)	15,900	796,643
Tokyo Gas Co. Ltd. (Japan)	34,300	820,268
UGI Corp.	705,350	22,430,130

		61,235,958

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	508,400	46,483,012
AngioDynamics, Inc.*	77,800	791,226
Ansell Ltd. (Australia)	86,218	2,197,500
Asahi Intecc Co. Ltd. (Japan)	12,800	362,715
Baxter International, Inc.	315,700	27,181,770
Becton, Dickinson & Co.	136,800	32,732,136
Cochlear Ltd. (Australia)	5,296	696,833
Coloplast A/S (Denmark) (Class B Stock)	10,466	1,627,153
CONMED Corp.	11,100	799,089
DiaSorin SpA (Italy)	2,458	472,436
Edwards Lifesciences Corp.*	510,900	35,308,299
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	103,104	2,361,598
Getinge AB (Sweden) (Class B Stock)	356,056	6,645,442
Haemonetics Corp.*	4,400	394,064
Hartalega Holdings Bhd (Malaysia)	471,800	1,438,180
Hill-Rom Holdings, Inc.	73,800	8,101,764
Hogy Medical Co. Ltd. (Japan)	4,600	141,961

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Hologic, Inc.*	53,400	$3,043,800
Hoya Corp. (Japan)	18,100	1,723,702
ICU Medical, Inc.*	9,800	1,806,238
Integer Holdings Corp.*	27,600	2,016,180
Koninklijke Philips NV (Netherlands)*	155,062	7,273,874
Lantheus Holdings, Inc.*(a)	82,400	1,178,320
LivaNova PLC*	3,600	173,268
Masimo Corp.*	43,900	10,008,761
Medtronic PLC	219,800	20,155,660
Meridian Bioscience, Inc.*	81,000	1,886,490
Merit Medical Systems, Inc.*	4,500	205,425
Natus Medical, Inc.*	57,300	1,250,286
Olympus Corp. (Japan)	50,600	975,656
Quidel Corp.*	52,900	11,835,846
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	6,200	269,209
Siemens Healthineers AG (Germany), 144A	8,780	422,679
STERIS PLC	13,400	2,056,096
Sysmex Corp. (Japan)	7,700	588,198
Top Glove Corp. Bhd (Malaysia)	719,200	2,719,747
Varex Imaging Corp.*(a)	30,300	459,045
West Pharmaceutical Services, Inc.	112,300	25,511,191

		263,294,849

Health Care Providers & Services — 1.7%
Alfresa Holdings Corp. (Japan)	18,100	377,824
AMN Healthcare Services, Inc.*(a)	41,600	1,881,984
Anthem, Inc.	141,000	37,080,180
Australian Pharmaceutical Industries Ltd. (Australia)	432,758	343,855
Bangkok Dusit Medical Services PCL (Thailand)	1,687,800	1,235,791
BML, Inc. (Japan)	5,300	138,065
Bumrungrad Hospital PCL (Thailand)	86,000	324,806
Chemed Corp.	2,100	947,247
China National Accord Medicines Corp. Ltd. (China) (Class A Stock)	4,600	29,279
China National Medicines Corp. Ltd. (China) (Class A Stock)	28,000	161,543
Cigna Corp.	201,562	37,823,109
CVS Health Corp.	417,000	27,092,490
Encompass Health Corp.	11,800	730,774
Ensign Group, Inc. (The)(a)	3,600	150,660
Fresenius Medical Care AG & Co. KGaA (Germany)*	78,719	6,791,641
Fresenius SE & Co. KGaA (Germany)*	204,150	10,201,312
Galenica AG (Switzerland), 144A	5,334	383,064
Humana, Inc.	99,600	38,619,900
Life Healthcare Group Holdings Ltd. (South Africa)	195,459	190,179
Magellan Health, Inc.*	32,600	2,379,148
Medipal Holdings Corp. (Japan)	402,500	7,754,133
MEDNAX, Inc.*(a)	184,600	3,156,660
Molina Healthcare, Inc.*	52,600	9,361,748
National HealthCare Corp.	1,500	95,160
Netcare Ltd. (South Africa)	30,506	23,971

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
NMC Health PLC (United Arab Emirates)^*	21,382	$3
Patterson Cos., Inc.(a)	14,200	312,400
Providence Service Corp. (The)*	6,500	512,915
Select Medical Holdings Corp.*	96,900	1,427,337
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	20,500	34,571
Ship Healthcare Holdings, Inc. (Japan)	2,500	104,613
Sinopharm Group Co. Ltd. (China) (Class H Stock)	133,600	343,525
Summerset Group Holdings Ltd. (New Zealand)	190,249	792,478
Suzuken Co. Ltd. (Japan)	201,700	7,529,543
Toho Holdings Co. Ltd. (Japan)	150,400	2,812,110
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*(a)	46,323	881,064
UnitedHealth Group, Inc.	179,500	52,943,525
Universal Health Services, Inc. (Class B Stock)(a)	28,000	2,600,920
Vital KSK Holdings, Inc. (Japan)	20,700	198,541

		257,768,068

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*(a)	416,900	2,822,413
Computer Programs & Systems, Inc.	21,800	496,822
HMS Holdings Corp.*(a)	23,900	774,121
Inovalon Holdings, Inc. (Class A Stock)*	71,700	1,380,942
NextGen Healthcare, Inc.*(a)	81,300	892,674
Omnicell, Inc.*	31,000	2,189,220
Simulations Plus, Inc.	2,200	131,604

		8,687,796

Hotels, Restaurants & Leisure — 0.7%
Betsson AB (Sweden)*	150,282	1,054,479
Biglari Holdings, Inc. (Class B Stock)*	1,700	117,266
Brinker International, Inc.(a)	170,400	4,089,600
Carnival PLC	11,860	146,310
Choice Hotels International, Inc.(a)	19,300	1,522,770
Churchill Downs, Inc.(a)	4,200	559,230
Del Taco Restaurants, Inc.*	78,700	466,691
Domino’s Pizza Enterprises Ltd. (Australia)	6,849	326,651
Domino’s Pizza Group PLC (United Kingdom)	34,927	134,547
Domino’s Pizza, Inc.	15,500	5,726,320
Dunkin’ Brands Group, Inc.(a)	28,300	1,846,009
Evolution Gaming Group AB (Sweden), 144A	183,410	11,065,181
Extended Stay America, Inc., UTS	135,300	1,514,007
Flutter Entertainment PLC (Ireland)	17,477	2,305,087
Galaxy Entertainment Group Ltd. (Macau)	243,000	1,655,350
Greggs PLC (United Kingdom)	218,001	4,384,667
Kindred Group PLC (Malta), SDR	27,283	164,814
LeoVegas AB (Sweden), 144A	33,265	150,072
Marriott Vacations Worldwide Corp.	134,400	11,049,024
McDonald’s Corp.	200,300	36,949,341

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Holdings Co. Japan Ltd. (Japan)	6,200	$334,429
Papa John’s International, Inc.(a)	20,100	1,596,141
Penn National Gaming, Inc.*(a)	80,500	2,458,470
Round One Corp. (Japan)	21,600	155,897
Shenzhen Overseas Chinese Town Co. Ltd. (China) (Class A Stock)	105,700	90,780
SSP Group PLC (United Kingdom)	58,547	188,128
Starbucks Corp.	77,000	5,666,430
Sushiro Global Holdings Ltd. (Japan)	11,600	255,435
Texas Roadhouse, Inc.(a)	46,200	2,428,734
Tokyo Dome Corp. (Japan)	19,000	136,206
Tosho Co. Ltd. (Japan)	14,400	170,370
TUI AG (Germany)(a)	47,366	226,613
Twin River Worldwide Holdings, Inc.	30,100	670,929
Wendy’s Co. (The)	26,100	568,458
Wyndham Destinations, Inc.	160,100	4,511,618
Wyndham Hotels & Resorts, Inc.	87,300	3,720,726
Yoshinoya Holdings Co. Ltd. (Japan)	6,700	138,734
Yum China Holdings, Inc. (China)	18,100	870,067

		109,415,581

Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	277,069	1,714,748
Berkeley Group Holdings PLC (United Kingdom)	193,146	9,992,498
Breville Group Ltd. (Australia)	10,384	165,171
Casio Computer Co. Ltd. (Japan)(a)	20,100	352,344
Cavco Industries, Inc.*	15,100	2,912,035
Coway Co. Ltd. (South Korea)	41,121	2,470,112
De’ Longhi SpA (Italy)*	7,908	208,092
Haseko Corp. (Japan)	25,100	316,173
Husqvarna AB (Sweden) (Class B Stock)	37,936	312,861
IG Design Group PLC (United Kingdom)	14,824	92,513
LG Electronics, Inc. (South Korea)	28,745	1,521,850
LGI Homes, Inc.*(a)	5,500	484,165
M/I Homes, Inc.*	108,100	3,722,964
Man Wah Holdings Ltd. (Hong Kong)	3,788,800	3,656,799
Meritage Homes Corp.*	58,200	4,430,184
Nien Made Enterprise Co. Ltd. (Taiwan)	83,000	808,959
Panasonic Corp. (Japan)	237,300	2,070,539
Persimmon PLC (United Kingdom)*	72,610	2,065,723
Pressance Corp. (Japan)	18,000	197,640
Redrow PLC (United Kingdom)	778,460	4,181,363
Rinnai Corp. (Japan)	9,800	818,248
Sekisui House Ltd. (Japan)	69,500	1,322,697
Sony Corp. (Japan)	201,400	13,857,551
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	44,800	153,379
Tamron Co. Ltd. (Japan)	26,100	450,645
Taylor Morrison Home Corp.*	87,100	1,680,159
Taylor Wimpey PLC (United Kingdom)	1,832,488	3,259,107
Token Corp. (Japan)	2,400	156,065
Toll Brothers, Inc.	12,200	397,598

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
Vistry Group PLC (United Kingdom)	740,652	$6,553,570

		70,325,752

Household Products — 0.8%
Central Garden & Pet Co. (Class A Stock)*	13,900	469,681
Colgate-Palmolive Co.(a)	45,000	3,296,700
Essity AB (Sweden) (Class B Stock)*	346,033	11,198,249
Henkel AG & Co. KGaA (Germany)	11,651	972,293
Hindustan Unilever Ltd. (India)	8,288	238,615
Kimberly-Clark Corp.	275,500	38,941,925
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	47,100	73,423
Lion Corp. (Japan)	22,100	530,829
Procter & Gamble Co. (The)	547,300	65,440,661
Reckitt Benckiser Group PLC (United Kingdom)	75,461	6,945,921

		128,108,297

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	1,897,500	27,494,775
Colbun SA (Chile)	3,394,720	541,403
Drax Group PLC (United Kingdom)	971,933	3,119,915
Electric Power Development Co. Ltd. (Japan)	85,300	1,618,223
NTPC Ltd. (India)	433,413	549,412
Vistra Energy Corp.	504,700	9,397,514

		42,721,242

Industrial Conglomerates — 0.6%
3M Co.	308,100	48,060,519
Alfa SAB de CV (Mexico) (Class A Stock)	92,000	51,675
Carlisle Cos., Inc.(a)	26,300	3,147,321
CIR SpA-Compagnie Industriali (Italy)	393,448	183,811
CITIC Ltd. (China)	1,594,000	1,505,248
CJ Corp. (South Korea)	7,047	508,427
CK Hutchison Holdings Ltd. (United Kingdom)	1,772,000	11,394,661
Hanwha Corp. (South Korea)	26,213	485,094
Honeywell International, Inc.	112,900	16,324,211
Jardine Matheson Holdings Ltd. (Hong Kong)	22,500	942,996
KOC Holding A/S (Turkey)	41,784	110,221
Lifco AB (Sweden) (Class B Stock)	4,615	294,403
Nolato AB (Sweden) (Class B Stock)*	1,171	79,229
Rheinmetall AG (Germany)	4,716	412,336
Shanghai Industrial Holdings Ltd. (China)	84,000	129,359
Shun Tak Holdings Ltd. (Hong Kong)	9,476,000	3,532,339
Toshiba Corp. (Japan)	43,800	1,404,775

		88,566,625

Insurance — 1.6%
Aegon NV (Netherlands)	1,229,918	3,690,647
Ageas SA/NV (Belgium)	31,607	1,124,309
AIA Group Ltd. (Hong Kong)	117,600	1,099,331
Alleghany Corp.	13,000	6,358,820

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Allianz SE (Germany)	33,752	$6,933,975
Allstate Corp. (The)	177,000	17,167,230
American Equity Investment Life Holding Co.	82,100	2,028,691
American Financial Group, Inc.	133,300	8,459,218
American International Group, Inc.	376,700	11,745,506
ASR Nederland NV (Netherlands)	83,151	2,573,537
Aviva PLC (United Kingdom)	148,194	505,718
AXA SA (France)*	154,926	3,268,748
BB Seguridade Participacoes SA (Brazil)	177,600	900,394
Brighthouse Financial, Inc.*	52,400	1,457,768
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia)	8,366	243,744
China Development Financial Holding Corp. (Taiwan)	1,992,000	638,500
China Life Insurance Co. Ltd. (Taiwan)*	36,000	26,711
China Life Insurance Co. Ltd. (China) (Class H Stock)*	140,000	281,189
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	61,800	165,512
Chubb Ltd.	114,000	14,434,680
DB Insurance Co. Ltd. (South Korea)	8,607	306,445
Direct Line Insurance Group PLC (United Kingdom)	174,110	586,820
Fairfax Financial Holdings Ltd. (Canada)	1,800	556,109
First American Financial Corp.	73,100	3,510,262
Genworth Financial, Inc. (Class A Stock)*	127,400	294,294
Great-West Lifeco, Inc. (Canada)	32,700	573,262
Hanover Insurance Group, Inc. (The)	47,700	4,833,441
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	24,195	461,515
iA Financial Corp., Inc. (Canada)	17,200	575,952
Intact Financial Corp. (Canada)	7,800	742,367
IRB Brasil Resseguros S/A (Brazil)	397,400	811,885
Japan Post Holdings Co. Ltd. (Japan)	1,459,200	10,396,834
Japan Post Insurance Co. Ltd. (Japan)	164,900	2,172,453
Just Group PLC (United Kingdom)*	514,639	338,234
Legal & General Group PLC (United Kingdom)	4,449,880	12,173,310
Lincoln National Corp.(a)	470,300	17,302,337
Manulife Financial Corp. (Canada)	47,500	646,232
MetLife, Inc.	705,600	25,768,512
Momentum Metropolitan Holdings (South Africa)	531,286	536,210
MS&AD Insurance Group Holdings, Inc. (Japan)	51,800	1,420,175
National General Holdings Corp.	85,900	1,856,299
New China Life Insurance Co. Ltd. (China) (Class H Stock)	240,200	807,248
NN Group NV (Netherlands)	361,498	12,168,225
Old Mutual Ltd. (South Africa)	116,968	81,532
Old Republic International Corp.	1,077,000	17,565,870
PICC Property & Casualty Co. Ltd.
(China) (Class H Stock)	168,000	139,197
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	74,000	742,894

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Porto Seguro SA (Brazil)	114,100	$1,070,900
Progressive Corp. (The)	154,500	12,376,995
Reinsurance Group of America, Inc.	18,600	1,458,984
SCOR SE (France)*	28,323	780,132
Selective Insurance Group, Inc.	9,600	506,304
Sompo Holdings, Inc. (Japan)	36,500	1,254,668
Sony Financial Holdings, Inc. (Japan)	18,200	437,849
Stewart Information Services Corp.	4,800	156,048
Sul America SA (Brazil), UTS	51,700	434,280
Sun Life Financial, Inc. (Canada)	20,900	768,047
Swiss Life Holding AG (Switzerland)	3,663	1,364,435
T&D Holdings, Inc. (Japan)	478,800	4,087,562
Third Point Reinsurance Ltd. (Bermuda)*	85,700	643,607
Unipol Gruppo SpA (Italy)*	1,213,958	4,742,146
Universal Insurance Holdings, Inc.	40,600	720,650
Unum Group	845,300	14,023,527
Zurich Insurance Group AG (Switzerland)	25,590	9,063,838

		254,362,114

Interactive Media & Services — 2.0%
Alphabet, Inc. (Class A Stock)*	56,800	80,545,240
Alphabet, Inc. (Class C Stock)*	49,893	70,529,244
Auto Trader Group PLC (United Kingdom), 144A	281,435	1,843,286
Baidu, Inc. (China), ADR*	7,700	923,153
Cars.com, Inc.*(a)	317,300	1,827,648
Facebook, Inc. (Class A Stock)*	639,500	145,211,265
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	77,700	165,501
Mixi, Inc. (Japan)	7,600	134,087
QuinStreet, Inc.*	80,500	842,030
Tencent Holdings Ltd. (China)	138,900	8,956,487
TripAdvisor, Inc.(a)	49,000	931,490
Z Holdings Corp. (Japan)	276,800	1,351,533

		313,260,964

Internet & Direct Marketing Retail — 2.0%
1-800-Flowers.com, Inc. (Class A Stock)*	58,600	1,173,172
Alibaba Group Holding Ltd. (China), ADR*	47,682	10,285,007
Amazon.com, Inc.*	60,500	166,908,610
B2W Cia Digital (Brazil)*	4,900	97,674
boohoo Group PLC (United Kingdom)*	1,797,043	9,214,264
Booking Holdings, Inc.*	21,400	34,076,076
Delivery Hero SE (Germany), 144A*	13,393	1,388,966
eBay, Inc.	756,600	39,683,670
HelloFresh SE (Germany)*	181,043	9,705,811
JD.com, Inc. (China), ADR*	34,400	2,070,192
Kogan.com Ltd. (Australia)(a)	100,289	1,031,359
Meituan Dianping (China) (Class B Stock)*	71,800	1,602,079
Naspers Ltd. (South Africa) (Class N Stock)	5,059	927,034
Ocado Group PLC (United Kingdom)*	52,778	1,330,985
PetMed Express, Inc.(a)	31,600	1,126,224
Qurate Retail, Inc. (Class A Stock)*	507,000	4,816,500

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail (continued)
Shop Apotheke Europe NV (Netherlands), 144A*(a)	1,506	$180,422
Stamps.com, Inc.*	146,100	26,837,109
Vipshop Holdings Ltd. (China), ADR*	52,100	1,037,311
Zalando SE (Germany), 144A*	17,418	1,235,949
zooplus AG (Germany)*	900	147,888

		314,876,302

IT Services — 2.3%
Accenture PLC (Class A Stock)	235,000	50,459,200
Amadeus IT Group SA (Spain)	13,852	724,551
Amdocs Ltd.(a)	236,400	14,392,032
Appen Ltd. (Australia)	11,991	286,080
Atos SE (France)*	10,816	928,156
Automatic Data Processing, Inc.	194,600	28,973,994
Bechtle AG (Germany)	2,736	488,087
Booz Allen Hamilton Holding Corp.	56,600	4,402,914
CACI International, Inc. (Class A Stock)*	26,600	5,769,008
Capgemini SE (France)	17,479	2,017,191
CGI, Inc. (Canada)*	6,500	409,506
Cognizant Technology Solutions Corp. (Class A Stock)	623,500	35,427,270
Computacenter PLC (United Kingdom)	3,757	76,471
Digital Garage, Inc. (Japan)	5,300	168,609
DTS Corp. (Japan)	9,600	198,113
DXC Technology Co.	70,100	1,156,650
Fujitsu Ltd. (Japan)	134,500	15,757,899
Future Corp. (Japan)	59,200	945,749
GMO internet, Inc. (Japan)	7,100	196,227
Hackett Group, Inc. (The)	35,600	482,024
HCL Technologies Ltd. (India)	1,111,766	8,215,127
Information Services International-Dentsu Ltd. (Japan)	3,400	157,996
Infosys Ltd. (India)	246,898	2,419,746
International Business Machines Corp.(a)	194,200	23,453,534
Itochu Techno-Solutions Corp. (Japan)	6,200	233,530
Jack Henry & Associates, Inc.	36,400	6,698,692
KBR, Inc.	600,800	13,548,040
Leidos Holdings, Inc.	249,200	23,342,564
MAXIMUS, Inc.	28,000	1,972,600
NEC Corp. (Japan)	8,500	407,345
NEC Networks & System Integration Corp. (Japan)	10,200	207,477
NET One Systems Co. Ltd. (Japan)	8,600	288,655
Nihon Unisys Ltd. (Japan)	168,900	5,277,362
Nomura Research Institute Ltd. (Japan)	67,600	1,845,753
NSD Co. Ltd. (Japan)	11,200	191,205
Obic Co. Ltd. (Japan)	7,800	1,365,188
Otsuka Corp. (Japan)	48,300	2,545,922
PayPal Holdings, Inc.*	180,800	31,500,784
Perficient, Inc.*	3,600	128,808
Perspecta, Inc.	476,400	11,066,772
Science Applications International Corp.(a)	76,000	5,903,680
Softcat PLC (United Kingdom)	13,043	177,430
Solutions SE (France)*	12,320	177,372
Sopra Steria Group (France)	1,246	154,933

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Tata Consultancy Services Ltd. (India)	120,713	$3,317,430
Tech Mahindra Ltd. (India)	191,774	1,378,450
TietoEVRY OYJ (Finland)*	4,730	129,706
TIS, Inc. (Japan)	204,400	4,330,919
TKC Corp. (Japan)	2,400	127,094
TTEC Holdings, Inc.	14,500	675,120
Virtusa Corp.*	26,900	873,443
Visa, Inc. (Class A Stock)(a)	231,300	44,680,221
Wipro Ltd. (India)	980,499	2,856,538

		362,909,167

Leisure Products — 0.2%
Bandai Namco Holdings, Inc. (Japan)	5,200	273,247
Brunswick Corp.	372,300	23,830,923
Games Workshop Group PLC (United Kingdom)	24,989	2,493,794
Heiwa Corp. (Japan)	10,800	180,472
Johnson Outdoors, Inc. (Class A Stock)	1,600	145,632
Malibu Boats, Inc. (Class A Stock)*	41,100	2,135,145
MasterCraft Boat Holdings, Inc.*	35,200	670,560
Polaris, Inc.(a)	15,000	1,388,250
Sankyo Co. Ltd. (Japan)	3,700	89,419
Sega Sammy Holdings, Inc. (Japan)	17,500	209,431
Smith & Wesson Brands, Inc.*(a)	108,800	2,341,376

		33,758,249

Life Sciences Tools & Services — 0.4%
Bio-Rad Laboratories, Inc. (Class A Stock)*	10,100	4,560,049
Bio-Techne Corp.	45,400	11,988,778
Charles River Laboratories International, Inc.*	38,700	6,747,345
EPS Holdings, Inc. (Japan)	21,000	200,662
Illumina, Inc.*	5,200	1,925,820
IQVIA Holdings, Inc.*	76,600	10,868,008
Medpace Holdings, Inc.*(a)	24,000	2,232,480
PRA Health Sciences, Inc.*(a)	81,600	7,938,864
QIAGEN NV*	23,933	1,028,928
Sartorius Stedim Biotech (France)	41,588	10,577,135
Syneos Health, Inc.*	12,400	722,300
Thermo Fisher Scientific, Inc.	4,000	1,449,360

		60,239,729

Machinery — 0.8%
AGCO Corp.	169,500	9,400,470
Allison Transmission Holdings, Inc.	183,700	6,756,486
Altra Industrial Motion Corp.	104,300	3,322,998
Amada Co. Ltd. (Japan)	30,700	250,980
ANDRITZ AG (Austria)*	7,278	265,580
Atlas Copco AB (Sweden) (Class A Stock)	140,521	5,986,253
Atlas Copco AB (Sweden) (Class B Stock)	60,140	2,224,551
CIRCOR International, Inc.*	7,500	191,100
Crane Co.	182,800	10,869,288
Cummins, Inc.	4,100	710,366
DMG Mori Co. Ltd. (Japan)	14,400	176,098
Donaldson Co., Inc.(a)	36,400	1,693,328

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Dover Corp.	12,000	$1,158,720
Ebara Corp. (Japan)	8,500	199,412
Epiroc AB (Sweden) (Class A Stock)	140,546	1,760,495
Epiroc AB (Sweden) (Class B Stock)	67,164	824,499
Fuji Corp. (Japan)	8,200	143,693
Gates Industrial Corp. PLC*	42,400	435,872
Graco, Inc.(a)	11,900	571,081
Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	222	45,637
IMI PLC (United Kingdom)	26,764	305,735
Interpump Group SpA (Italy)	8,564	255,226
ITT, Inc.	107,100	6,291,054
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	2,600	29,628
Kitz Corp. (Japan)	38,900	247,901
Knorr-Bremse AG (Germany)	5,562	565,124
Kone OYJ (Finland) (Class B Stock)	188,815	12,998,912
Konecranes OYJ (Finland)	6,488	147,709
Lydall, Inc.*	15,800	214,248
METAWATER Co. Ltd. (Japan)	3,300	151,621
Metso OYJ (Finland)	30,157	992,026
Mueller Industries, Inc.	53,600	1,424,688
Nabtesco Corp. (Japan)	11,200	345,670
Nordson Corp.	14,200	2,693,882
Obara Group, Inc. (Japan)	13,500	412,212
Organo Corp. (Japan)	11,600	626,719
Oshkosh Corp.(a)	253,300	18,141,346
Otis Worldwide Corp.	35,150	1,998,629
Pentair PLC	233,800	8,882,062
Rexnord Corp.	28,000	816,200
Sandvik AB (Sweden)*	66,991	1,267,778
Sany Heavy Industry Co. Ltd. (China) (Class A Stock)	88,340	235,452
Schindler Holding AG (Switzerland)	1,865	443,398
Shyft Group, Inc. (The)	32,600	548,984
Sinotruk Hong Kong Ltd. (China)	20,500	53,284
SKF AB (Sweden) (Class B Stock)	43,074	808,068
SPX Corp.*	54,300	2,234,445
Standex International Corp.	13,800	794,190
Timken Co. (The)	120,500	5,481,545
Valmet OYJ (Finland)(a)	103,658	2,721,581
VAT Group AG (Switzerland), 144A	3,032	557,296
Watts Water Technologies, Inc. (Class A Stock)	1,700	137,700
Weichai Power Co. Ltd. (China) (Class H Stock)	197,000	367,938
XCMG Construction Machinery Co. Ltd. (China) (Class A Stock)	39,800	33,389
Yangzijiang Shipbuilding Holdings Ltd. (China)	524,100	351,577
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)*	882,200	682,951
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class A Stock)	228,778	208,922

		121,455,997

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Marine — 0.0%
AP Moller — Maersk A/S (Denmark) (Class A Stock)	286	$311,866
Costamare, Inc. (Monaco)(a)	159,500	886,820
D/S Norden A/S (Denmark)	150,088	2,027,500
MISC Bhd (Malaysia)	273,000	490,631

		3,716,817

Media — 0.4%
AMC Networks, Inc. (Class A Stock)*(a)	5,100	119,289
Cable One, Inc.	1,500	2,662,275
Comcast Corp. (Class A Stock)	142,900	5,570,242
Cyfrowy Polsat SA (Poland)	59,796	398,242
Discovery, Inc. (Class A Stock)*(a)	164,900	3,479,390
Discovery, Inc. (Class C Stock)*	343,900	6,623,514
Entercom Communications Corp. (Class A Stock)	38,700	53,406
Future PLC (United Kingdom)	7,975	126,225
Gray Television, Inc.*	18,000	251,100
Meredith Corp.(a)	68,600	998,130
Publicis Groupe SA (France)	96,300	3,131,313
TEGNA, Inc.	136,800	1,523,952
Telenet Group Holding NV (Belgium)	78,552	3,245,134
ValueCommerce Co. Ltd. (Japan)	5,500	148,921
ViacomCBS, Inc. (Class B Stock)(a)	1,198,636	27,952,191
WPP PLC (United Kingdom)	57,756	453,087

		56,736,411

Metals & Mining — 1.1%
Allegheny Technologies, Inc.*	69,100	704,129
Alrosa PJSC (Russia)	1,120,170	1,026,899
Alumina Ltd. (Australia)	156,133	177,144
Anglo American Platinum Ltd. (South Africa)	13,388	970,517
Anglo American PLC (South Africa)	572,021	13,394,496
APERAM SA (Luxembourg)	5,405	152,048
Arconic Corp.*	9,700	135,121
Aurubis AG (Germany)	18,575	1,149,822
BHP Group Ltd. (Australia)	359,607	8,960,906
BHP Group PLC (Australia)	582,377	12,028,708
BlueScope Steel Ltd. (Australia)	151,819	1,234,075
Centamin PLC (Egypt)	113,062	256,835
Commercial Metals Co.	47,300	964,920
Compass Minerals International, Inc.	11,600	565,500
Coronado Global Resources, Inc. (Australia), CDI, 144A	3,071,689	1,963,793
Dowa Holdings Co. Ltd. (Japan)	6,600	200,435
Eregli Demir ve Celik Fabrikalari TAS (Turkey)*	2,193,691	2,756,745
Evolution Mining Ltd. (Australia)	88,882	352,002
Evraz PLC (Russia)	496,710	1,792,583
Ferrexpo PLC (Ukraine)	330,633	713,032
Fortescue Metals Group Ltd. (Australia)	2,021,102	19,511,461
Hindalco Industries Ltd. (India)	374,466	723,087
Hunan Valin Steel Co. Ltd. (China) (Class A Stock)	330,000	176,416
IGO Ltd. (Australia)	848,138	2,853,095
Impala Platinum Holdings Ltd. (South Africa)	110,915	745,760

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	28,000	$28,317
Kaiser Aluminum Corp.	2,000	147,240
KAZ Minerals PLC (Kazakhstan)	25,800	161,007
KGHM Polska Miedz SA (Poland)*	3,292	76,119
Korea Zinc Co. Ltd. (South Korea)	220	61,605
Kumba Iron Ore Ltd. (South Africa)	72,434	1,950,757
Magnitogorsk Iron & Steel Works PJSC (Russia)	2,882,700	1,524,211
Mineral Resources Ltd. (Australia)	132,235	1,954,907
MMC Norilsk Nickel PJSC (Russia)	26,283	6,923,451
MMC Norilsk Nickel PJSC (Russia), ADR	15,332	403,219
Newcrest Mining Ltd. (Australia)	88,495	1,955,804
Newmont Corp.	241,500	14,910,210
Northam Platinum Ltd. (South Africa)*	8,395	56,717
Northern Star Resources Ltd. (Australia)	59,397	558,472
Novolipetsk Steel PJSC (Russia)	393,720	778,935
Nucor Corp.	60,500	2,505,305
Olympic Steel, Inc.	7,700	90,475
Polyus PJSC (Russia)	19,970	3,374,003
POSCO (South Korea)	1,979	289,251
Ramelius Resources Ltd. (Australia)	1,703,481	2,385,751
Regis Resources Ltd. (Australia)	54,532	198,189
Reliance Steel & Aluminum Co.	70,938	6,734,144
Rio Tinto Ltd. (Australia)	54,856	3,724,577
Rio Tinto PLC (Australia)	301,295	17,101,074
Royal Gold, Inc.(a)	30,400	3,779,328
Ryerson Holding Corp.*	21,400	120,482
Sandfire Resources Ltd. (Australia)	117,210	413,602
Severstal PJSC (Russia)	389,140	4,745,362
St. Barbara Ltd. (Australia)	37,214	81,869
Steel Dynamics, Inc.	684,100	17,848,169
SunCoke Energy, Inc.	39,200	116,032
Tokyo Steel Manufacturing Co. Ltd. (Japan)	65,200	374,552
Vale SA (Brazil)	68,045	702,835
Worthington Industries, Inc.	19,200	716,160
Yamato Kogyo Co. Ltd. (Japan)	130,500	2,658,231

		172,959,891

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	935,300	6,135,568
Chimera Investment Corp.(a)	231,600	2,225,676
Colony Credit Real Estate, Inc.(a)	132,800	932,256
Exantas Capital Corp.(a)	41,000	108,650
Invesco Mortgage Capital, Inc.(a)	116,222	434,672
Ladder Capital Corp.	59,627	482,979
Ready Capital Corp.	57,800	502,282
Starwood Property Trust, Inc.	542,200	8,111,312
TPG RE Finance Trust, Inc.	241,700	2,078,620
Western Asset Mortgage Capital Corp.(a)	61,700	169,058

		21,181,073

Multiline Retail — 0.5%
Big Lots, Inc.(a)	18,800	789,600
Dollar General Corp.	209,700	39,949,947

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Multiline Retail (continued)
Europris ASA (Norway), 144A	34,327	$166,516
Hyundai Department Store Co. Ltd. (South Korea)	9,549	449,339
Marks & Spencer Group PLC (United Kingdom)	196,439	242,570
Ollie’s Bargain Outlet Holdings, Inc.*(a)	9,700	947,205
Pan Pacific International Holdings Corp. (Japan)	41,100	902,701
Seria Co. Ltd. (Japan)	53,100	1,890,032
Target Corp.	265,500	31,841,415
Wesfarmers Ltd. (Australia)	61,802	1,926,819

		79,106,144

Multi-Utilities — 0.6%
A2A SpA (Italy)	301,031	427,411
ACEA SpA (Italy)	24,883	480,181
AGL Energy Ltd. (Australia)	46,795	554,220
Dominion Energy, Inc.(a)	260,700	21,163,626
MDU Resources Group, Inc.	713,193	15,818,621
National Grid PLC (United Kingdom)	245,426	3,016,776
Public Service Enterprise Group, Inc.	628,900	30,916,724
RWE AG (Germany)	30,822	1,084,383
Sempra Energy	158,200	18,545,786

		92,007,728

Oil, Gas & Consumable Fuels — 1.2%
Adaro Energy Tbk PT (Indonesia)	19,036,900	1,334,396
Ampol Ltd. (Australia)	24,185	492,760
Arch Resources, Inc.(a)	16,000	454,560
Bharat Petroleum Corp. Ltd. (India)	8,064	39,908
BW LPG Ltd. (Singapore), 144A	1,240,295	3,907,828
Cheniere Energy, Inc.*	197,200	9,528,704
Chevron Corp.	192,700	17,194,621
China Coal Energy Co. Ltd. (China) (Class H Stock)	113,000	25,728
China Merchants Energy Shipping Co. Ltd. (China) (Class A Stock)	224,400	185,726
CNOOC Ltd. (China)	324,000	358,346
Coal India Ltd. (India)	29,669	52,017
DHT Holdings, Inc.(a)	85,100	436,563
Diamond S Shipping, Inc.*(a)	51,500	411,485
Diamondback Energy, Inc.	313,500	13,110,570
Dorian LPG Ltd.*	24,300	188,082
Ecopetrol SA (Colombia)	2,929,615	1,617,603
Euronav NV (Belgium)	604,146	4,928,706
Exxaro Resources Ltd. (South Africa)	21,844	165,075
Exxon Mobil Corp.	436,900	19,538,168
Frontera Energy Corp. (Colombia)	20,208	50,257
Frontline Ltd. (Norway)	511,718	3,578,005
Gazprom PJSC (Russia), ADR	167,965	907,136
Gaztransport Et Technigaz SA (France)	2,409	184,797
Hindustan Petroleum Corp. Ltd. (India)	14,876	42,610
HollyFrontier Corp.	63,700	1,860,040
Inpex Corp. (Japan)	94,800	590,891
Iwatani Corp. (Japan)	3,900	136,272
Japan Petroleum Exploration Co. Ltd. (Japan)	85,800	1,443,464
Kinder Morgan, Inc.	1,810,400	27,463,768
Koninklijke Vopak NV (Netherlands)	62,401	3,308,749

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
LUKOIL PJSC (Russia)	5,548	$409,032
LUKOIL PJSC (Russia), ADR	10,341	776,250
Lundin Energy AB (Sweden)	141,380	3,467,716
Neste OYJ (Finland)	296,358	11,637,273
Novatek PJSC (Russia), GDR	1,846	265,444
Oil & Gas Development Co. Ltd. (Pakistan)	41,400	27,039
Oil & Natural Gas Corp. Ltd. (India)	430,757	462,271
OMV AG (Austria)*	16,112	545,288
Origin Energy Ltd. (Australia)	376,653	1,536,130
PBF Energy, Inc. (Class A Stock)(a)	213,900	2,190,336
Petroleo Brasileiro SA (Brazil)	85,200	354,393
Petronet LNG Ltd. (India)	41,237	140,384
Phillips 66	181,400	13,042,660
PTT Exploration & Production PCL (Thailand)	33,700	101,066
Reliance Industries Ltd. (India)	25,369	574,232
Renewable Energy Group, Inc.*(a)	17,700	438,606
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	411,092	6,595,842
Santos Ltd. (Australia)	2,115,538	7,816,528
Scorpio Tankers, Inc. (Monaco)(a)	43,500	557,235
Surgutneftegas PJSC (Russia)	1,118,400	603,164
Tatneft PJSC (Russia)	88,428	712,823
Tatneft PJSC (Russia), ADR	10,039	474,388
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*(a)	107,700	1,380,714
United Tractors Tbk PT (Indonesia)	189,100	219,873
Valero Energy Corp.	87,700	5,158,514
World Fuel Services Corp.	310,200	7,990,752
Yanzhou Coal Mining Co. Ltd. (China) (Class H Stock)	44,000	33,115

		181,047,903

Paper & Forest Products — 0.0%
Boise Cascade Co.	32,900	1,237,369
Daio Paper Corp. (Japan)	10,600	141,680
Hokuetsu Corp. (Japan)	94,300	334,380
Holmen AB (Sweden) (Class B Stock)*	6,725	215,634
Neenah, Inc.	18,100	895,226
P.H. Glatfelter Co.	7,800	125,190
Schweitzer-Mauduit International, Inc.	2,200	73,502
Verso Corp. (Class A Stock)	38,200	456,872

		3,479,853

Personal Products — 0.2%
Best World International Ltd. (Singapore)^	126,000	41,066
Coty, Inc. (Class A Stock)(a)	811,900	3,629,193
Edgewell Personal Care Co.*	163,900	5,107,124
Hengan International Group Co. Ltd. (China)	118,000	930,407
L’Oreal SA (France)*	12,063	3,879,524
Nu Skin Enterprises, Inc. (Class A Stock)	91,500	3,498,045
Unilever NV (United Kingdom)	203,749	10,873,034
Unilever PLC (United Kingdom)	130,584	7,046,337

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Personal Products (continued)
USANA Health Sciences, Inc.*	4,600	$337,778

		35,342,508

Pharmaceuticals — 3.2%
Amneal Pharmaceuticals, Inc.*	176,600	840,616
Amphastar Pharmaceuticals, Inc.*(a)	25,400	570,484
Aspen Pharmacare Holdings Ltd. (South Africa)*	102,637	855,989
Astellas Pharma, Inc. (Japan)	464,100	7,744,406
AstraZeneca PLC (United Kingdom)	71,451	7,498,007
Aurobindo Pharma Ltd. (India)	61,620	626,462
Bayer AG (Germany)	78,827	5,870,985
Bristol-Myers Squibb Co.	966,800	56,847,840
Catalent, Inc.*	16,600	1,216,780
China Medical System Holdings Ltd. (China)	497,000	590,349
China Resources Pharmaceutical Group Ltd. (China), 144A	264,000	153,140
Chugai Pharmaceutical Co. Ltd. (Japan)	95,700	5,122,504
Cipla Ltd. (India)	41,396	351,427
Daito Pharmaceutical Co. Ltd. (Japan)	4,200	156,287
Dermapharm Holding SE (Germany)	2,985	149,269
Dr. Reddy’s Laboratories Ltd. (India)	47,386	2,475,139
Eisai Co. Ltd. (Japan)	25,900	2,052,940
Eli Lilly & Co.	373,400	61,304,812
Faes Farma SA (Spain)	142,500	581,076
GlaxoSmithKline PLC (United Kingdom)	1,380,370	28,089,829
Hikma Pharmaceuticals PLC (Jordan)	234,042	6,449,444
Hisamitsu Pharmaceutical Co., Inc. (Japan)	4,000	215,980
Horizon Therapeutics PLC*	23,900	1,328,362
Jazz Pharmaceuticals PLC*	3,900	430,326
Johnson & Johnson	430,000	60,470,900
Kaken Pharmaceutical Co. Ltd. (Japan)	3,200	163,497
KYORIN Holdings, Inc. (Japan)	9,000	184,303
Kyowa Kirin Co. Ltd. (Japan)	22,500	590,692
Lannett Co., Inc.*(a)	39,700	288,222
Luye Pharma Group Ltd. (China), 144A	40,500	24,954
Merck & Co., Inc.	756,700	58,515,611
Novartis AG (Switzerland)	275,254	24,095,610
Novo Nordisk A/S (Denmark) (Class B Stock)	166,460	10,851,279
Ono Pharmaceutical Co. Ltd. (Japan)	91,000	2,651,721
Orion OYJ (Finland) (Class B Stock)	118,804	5,737,704
Otsuka Holdings Co. Ltd. (Japan)	60,300	2,628,195
Pacira BioSciences, Inc.*(a)	24,200	1,269,774
Perrigo Co. PLC	97,800	5,405,406
Pfizer, Inc.	846,100	27,667,470
Prestige Consumer Healthcare, Inc.*	74,600	2,801,976
Recordati SpA (Italy)	4,771	238,935
Richter Gedeon Nyrt (Hungary)	64,849	1,341,279
Roche Holding AG (Switzerland)	126,972	44,226,957
Sanofi (France)	229,161	23,490,839
Sawai Pharmaceutical Co. Ltd. (Japan)	4,200	215,713
Shandong Buchang Pharmaceuticals Co. Ltd. (China) (Class A Stock)	24,486	100,210
Shionogi & Co. Ltd. (Japan)	186,400	11,669,408

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc.*	84,200	$1,999,750
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	506,671	6,247,253
Torii Pharmaceutical Co. Ltd. (Japan)	66,600	1,917,444
Towa Pharmaceutical Co. Ltd. (Japan)	7,200	132,957
Tsumura & Co. (Japan)	4,400	115,185
UCB SA (Belgium)	14,253	1,656,658
United Laboratories International Holdings Ltd. (The) (Hong Kong)	2,304,000	2,002,334

		490,224,689

Professional Services — 0.3%
Adecco Group AG (Switzerland)	17,161	811,995
ASGN, Inc.*	62,300	4,154,164
Barrett Business Services, Inc.	12,900	685,377
BayCurrent Consulting, Inc. (Japan)	31,900	2,654,685
Benefit One, Inc. (Japan)	9,600	194,335
CoreLogic, Inc.(a)	48,000	3,226,560
Exponent, Inc.	8,500	687,905
Funai Soken Holdings, Inc. (Japan)	4,100	92,327
Heidrick & Struggles International, Inc.	23,900	516,718
IR Japan Holdings Ltd. (Japan)	17,700	1,855,557
Kelly Services, Inc. (Class A Stock)(a)	30,400	480,776
Kforce, Inc.	26,100	763,425
Korn Ferry	10,600	325,738
ManpowerGroup, Inc.	61,300	4,214,375
Nihon M&A Center, Inc. (Japan)	17,100	780,532
Randstad NV (Netherlands)	54,449	2,447,027
Recruit Holdings Co. Ltd. (Japan)	134,700	4,642,377
RELX PLC (United Kingdom)	159,893	3,723,806
RWS Holdings PLC (United Kingdom)	23,130	171,899
S-Pool, Inc. (Japan)	18,800	129,262
TechnoPro Holdings, Inc. (Japan)	3,400	195,865
Teleperformance (France)*	4,500	1,147,503
TriNet Group, Inc.*	30,400	1,852,576
Wolters Kluwer NV (Netherlands)	221,524	17,381,639

		53,136,423

Real Estate Management & Development — 0.4%
ADO Properties SA (Germany), 144A*	4,351	119,045
Agile Group Holdings Ltd. (China)	1,348,000	1,596,233
Aldar Properties PJSC (United Arab Emirates)	1,483,239	720,897
Allreal Holding AG (Switzerland)	1,612	320,907
Aroundtown SA (Germany)*	129,950	748,840
Ascendas India Trust (Singapore), UTS	113,300	109,717
BR Malls Participacoes SA (Brazil)	216,800	408,237
CA Immobilien Anlagen AG (Austria)*	6,222	207,894
CBRE Group, Inc. (Class A Stock)*(a)	62,900	2,844,338
China Aoyuan Group Ltd. (China)	283,000	345,202
China Evergrande Group (China)	418,000	1,086,616
China Overseas Land & Investment Ltd. (China)	227,500	690,521
China Overseas Property Holdings Ltd. (China)	55,000	58,535
CIFI Holdings Group Co. Ltd. (China)	1,150,000	903,134
CK Asset Holdings Ltd. (Hong Kong)	501,000	2,989,968
Country Garden Holdings Co. Ltd. (China)	436,000	537,668

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Cushman & Wakefield PLC*(a)	74,900	$933,254
Daito Trust Construction Co. Ltd. (Japan)	7,300	670,663
Dar Al Arkan Real Estate Development Co. (Saudi Arabia)*	391,966	743,646
Deutsche Wohnen SE (Germany)	58,610	2,641,129
Emaar Properties PJSC (United Arab Emirates)*	1,227,784	916,926
Entra ASA (Norway), 144A	19,495	249,320
Gemdale Corp. (China) (Class A Stock)	45,600	88,451
Goldcrest Co. Ltd. (Japan)	22,100	302,385
Greenland Holdings Corp. Ltd. (China) (Class A Stock)	262,000	229,181
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	1,192,800	1,402,197
Hang Lung Properties Ltd. (Hong Kong)	205,000	485,643
Henderson Land Development Co. Ltd. (Hong Kong)	177,200	674,732
Hongkong Land Holdings Ltd. (Hong Kong)	106,200	441,116
Hulic Co. Ltd. (Japan)	34,200	321,242
IMMOFINANZ AG (Austria)*	5,441	93,190
Intershop Holding AG (Switzerland)	602	361,486
IWG PLC (Switzerland)	82,980	272,703
Jinke Properties Group Co. Ltd. (China) (Class A Stock)	185,200	214,313
Jones Lang LaSalle, Inc.(a)	76,503	7,915,000
K Wah International Holdings Ltd. (Hong Kong)	5,332,000	2,303,191
Kaisa Group Holdings Ltd. (China)*	1,259,000	479,585
Kenedix, Inc. (Japan)	693,100	3,437,900
Kerry Properties Ltd. (Hong Kong)	268,500	695,850
KWG Group Holdings Ltd. (China)*	824,500	1,388,542
Lendlease Group (Australia)	39,896	344,705
Logan Property Holdings Co. Ltd. (China)	410,000	732,164
Longfor Group Holdings Ltd. (China), 144A	44,500	212,322
Mitsubishi Estate Co. Ltd. (Japan)	36,100	536,029
Mobimo Holding AG (Switzerland)*	2,884	837,076
New World Development Co. Ltd. (Hong Kong)	153,500	728,830
Newmark Group, Inc. (Class A Stock)	363,913	1,768,617
Nomura Real Estate Holdings, Inc. (Japan)	8,500	157,636
Open House Co. Ltd. (Japan)	49,600	1,702,667
Poly Developments & Holdings Group Co. Ltd. (China) (Class A Stock)	109,257	228,583
PSP Swiss Property AG (Switzerland)	4,859	550,320
Realogy Holdings Corp.(a)	69,600	515,736
RMR Group, Inc. (The) (Class A Stock)	6,800	200,396
Seazen Holdings Co. Ltd. (China) (Class A Stock)*	22,000	97,562
Shenzhen Investment Ltd. (China)	642,000	204,040
Shimao Group Holdings Ltd. (China)	297,500	1,263,944
Shui On Land Ltd. (China)	1,309,000	220,249
Sino Land Co. Ltd. (Hong Kong)	398,000	501,087

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Sino-Ocean Group Holding Ltd. (China)	2,275,000	$550,372
Sun Hung Kai Properties Ltd. (Hong Kong)	52,483	671,518
Sunac China Holdings Ltd. (China)	109,000	458,468
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	479,000	2,535,949
Swire Properties Ltd. (Hong Kong)	134,600	343,313
TAG Immobilien AG (Germany)*	156,736	3,755,805
Tokyo Tatemono Co. Ltd. (Japan)	13,700	157,189
Tosei Corp. (Japan)	35,800	377,797
Vonovia SE (Germany)	36,787	2,264,002
Wharf Holdings Ltd. (The) (Hong Kong)(a)	474,000	969,948
Wharf Real Estate Investment Co. Ltd. (Hong Kong)(a)	176,000	842,737
Wheelock & Co. Ltd. (Hong Kong)	201,000	1,616,843
Wihlborgs Fastigheter AB (Sweden)	13,441	221,312
Yanlord Land Group Ltd. (Singapore)*	1,002,400	848,138
Yuexiu Property Co. Ltd. (China)	5,804,000	1,040,179
Yuzhou Properties Co. Ltd. (China)	87,000	37,769
Zhenro Properties Group Ltd. (China)	160,000	100,297

		68,542,996

Road & Rail — 0.5%
Aurizon Holdings Ltd. (Australia)	3,335,635	11,383,839
Canadian National Railway Co. (Canada)	5,800	513,139
Canadian Pacific Railway Ltd. (Canada)	3,300	839,390
CSX Corp.	344,000	23,990,560
J.B. Hunt Transport Services, Inc.(a)	75,300	9,061,602
Kansas City Southern	78,400	11,704,336
Knight-Swift Transportation Holdings, Inc.(a)	13,800	575,598
Landstar System, Inc.	11,000	1,235,410
National Express Group PLC (United Kingdom)	180,364	420,336
Nikkon Holdings Co. Ltd. (Japan)	41,600	828,403
Norfolk Southern Corp.(a)	10,900	1,913,713
Redde Northgate PLC (United Kingdom)	190,228	391,857
Sakai Moving Service Co. Ltd. (Japan)	5,800	295,496
Senko Group Holdings Co. Ltd. (Japan)	25,200	187,415
Stagecoach Group PLC (United Kingdom)	172,767	128,606
Union Pacific Corp.	76,500	12,933,855
Werner Enterprises, Inc.	52,000	2,263,560

		78,667,115

Semiconductors & Semiconductor Equipment — 2.7%
Advantest Corp. (Japan)	21,000	1,200,673
ams AG (Austria)*	669,599	10,034,091
Applied Materials, Inc.	578,300	34,958,235
ASE Technology Holding Co. Ltd. (Taiwan)	328,000	756,302
ASM International NV (Netherlands)	15,389	2,388,606
ASML Holding NV (Netherlands)	12,217	4,514,119

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Brooks Automation, Inc.	63,100	$2,791,544
Cabot Microelectronics Corp.	18,000	2,511,720
Cirrus Logic, Inc.*	74,300	4,590,254
Dialog Semiconductor PLC (United Kingdom)*	238,083	10,967,220
FormFactor, Inc.*	54,000	1,583,820
Globalwafers Co. Ltd. (Taiwan)	77,000	1,060,359
Intel Corp.	1,397,600	83,618,408
Lasertec Corp. (Japan)	8,500	810,042
MediaTek, Inc. (Taiwan)	102,000	2,011,983
Micron Technology, Inc.*	525,600	27,078,912
Monolithic Power Systems, Inc.	19,400	4,597,800
Nanya Technology Corp. (Taiwan)	419,000	873,393
NeoPhotonics Corp.*	115,500	1,025,640
Novatek Microelectronics Corp. (Taiwan)	271,000	2,103,227
NVIDIA Corp.	211,700	80,426,947
Optorun Co. Ltd. (Japan)	8,400	197,444
Phison Electronics Corp. (Taiwan)	148,000	1,478,202
Photronics, Inc.*	87,800	977,214
Powertech Technology, Inc. (Taiwan)	739,000	2,711,876
QUALCOMM, Inc.	568,500	51,852,885
Realtek Semiconductor Corp. (Taiwan)	149,000	1,522,461
Semtech Corp.*	206,400	10,778,208
Silergy Corp. (China)	1,000	65,992
Siltronic AG (Germany)	2,128	218,574
SK Hynix, Inc. (South Korea)	4,328	308,629
Skyworks Solutions, Inc.	135,500	17,325,030
SolarEdge Technologies, Inc.*	36,700	5,093,226
SUMCO Corp. (Japan)	24,600	380,117
Synaptics, Inc.*(a)	87,500	5,260,500
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	886,000	9,436,127
Teradyne, Inc.(a)	154,800	13,082,148
Tokyo Electron Ltd. (Japan)	39,700	9,798,893
Ultra Clean Holdings, Inc.*(a)	83,800	1,896,394
United Microelectronics Corp. (Taiwan)	3,847,000	2,084,430
Universal Display Corp.	41,600	6,224,192
Vanguard International Semiconductor Corp. (Taiwan)	589,938	1,562,370
Win Semiconductors Corp. (Taiwan)	90,000	918,003
Winbond Electronics Corp. (Taiwan)	1,607,000	734,763

		423,810,973

Software — 4.2%
ACI Worldwide, Inc.*	102,000	2,752,980
Adobe, Inc.*	156,800	68,256,608
Avast PLC (United Kingdom), 144A	74,957	493,879
Avaya Holdings Corp.*(a)	142,100	1,756,356
Bottomline Technologies DE, Inc.*	4,400	223,388
CDK Global, Inc.	157,900	6,540,218
ChannelAdvisor Corp.*	10,100	159,984
Check Point Software Technologies Ltd. (Israel)*(a)	105,700	11,355,351
CommVault Systems, Inc.*	82,600	3,196,620
Computer Engineering & Consulting Ltd. (Japan)	89,000	1,411,010
Cornerstone OnDemand, Inc.*	59,300	2,286,608
Ebix, Inc.(a)	93,100	2,081,716

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Fair Isaac Corp.*	7,300	$3,051,692
Fortinet, Inc.*	25,400	3,486,658
Fortnox AB (Sweden)	6,127	168,362
Hundsun Technologies Inc (China) (Class A Stock)	17,420	266,565
Intuit, Inc.	151,300	44,813,547
J2 Global, Inc.*(a)	96,300	6,087,123
Kingsoft Corp. Ltd. (China)	21,000	98,446
Manhattan Associates, Inc.*	98,000	9,231,600
Microsoft Corp.	1,798,900	366,094,139
MicroStrategy, Inc. (Class A Stock)*	13,000	1,537,770
Mitek Systems, Inc.*	12,700	122,047
Netcompany Group A/S (Denmark), 144A*	2,709	178,806
NortonLifeLock, Inc.	251,600	4,989,228
OneSpan, Inc.*	50,500	1,410,465
Oracle Corp.	874,000	48,305,980
Oracle Corp. (Japan)	67,900	8,059,235
Paycom Software, Inc.*(a)	15,800	4,893,734
Progress Software Corp.	44,400	1,720,500
PTC, Inc.*	60,400	4,698,516
SAP SE (Germany)	22,903	3,218,769
Sinch AB (Sweden), 144A*	3,768	322,283
SPS Commerce, Inc.*	38,200	2,869,584
SS&C Technologies Holdings, Inc.	109,100	6,161,968
Synopsys, Inc.*	79,100	15,424,500
TeamViewer AG (Germany), 144A*	13,616	749,466
Teradata Corp.*(a)	138,800	2,887,040
Trend Micro, Inc. (Japan)	14,100	792,860
Tyler Technologies, Inc.*	1,200	416,256
Verint Systems, Inc.*(a)	8,100	365,958
Xperi Holding Corp.	19,300	284,868

		643,222,683

Specialty Retail — 1.3%
Asahi Co. Ltd. (Japan)	10,700	147,888
Asbury Automotive Group, Inc.*	29,200	2,258,036
AutoNation, Inc.*(a)	248,600	9,342,388
Best Buy Co., Inc.	135,700	11,842,539
Dunelm Group PLC (United Kingdom)	292,531	4,324,839
EDION Corp. (Japan)	560,500	5,680,190
Foot Locker, Inc.(a)	184,600	5,382,936
Frasers Group PLC (United Kingdom)*	154,408	586,616
Genesco, Inc.*(a)	14,000	303,240
Group 1 Automotive, Inc.	23,900	1,576,683
Halfords Group PLC (United Kingdom)	66,730	125,887
Hennes & Mauritz AB (Sweden) (Class B Stock)	379,115	5,541,079
Hikari Tsushin, Inc. (Japan)	6,400	1,459,470
Home Depot, Inc. (The)	301,000	75,403,510
Hornbach Holding AG & Co. KGaA (Germany)	2,664	221,639
Industria de Diseno Textil SA (Spain)	229,086	6,094,211
JB Hi-Fi Ltd. (Australia)	15,043	450,434
JD Sports Fashion PLC (United Kingdom)	28,489	220,596
JUMBO SA (Greece)	39,085	703,064
Kingfisher PLC (United Kingdom)	224,337	613,719
Kohnan Shoji Co. Ltd. (Japan)	5,500	172,949

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Komeri Co. Ltd. (Japan)	6,300	$161,386
K’s Holdings Corp. (Japan)	19,300	262,648
Lowe’s Cos., Inc.	387,400	52,345,488
Murphy USA, Inc.*	69,300	7,802,487
Nitori Holdings Co. Ltd. (Japan)	17,200	3,370,644
Office Depot, Inc.	92,200	216,670
Sally Beauty Holdings, Inc.*(a)	177,300	2,221,569
Sonic Automotive, Inc. (Class A Stock)	22,200	708,402
Super Retail Group Ltd. (Australia)	27,530	154,406
Williams-Sonoma, Inc.	10,200	836,502
Yamada Denki Co. Ltd. (Japan)	34,900	173,063
Zhongsheng Group Holdings Ltd. (China)	14,000	78,473
Zumiez, Inc.*	20,100	550,338

		201,333,989

Technology Hardware, Storage & Peripherals — 2.2%
Advantech Co. Ltd. (Taiwan)	82,000	825,004
Apple, Inc.	840,100	306,468,480
Asustek Computer, Inc. (Taiwan)	245,000	1,800,407
Brother Industries Ltd. (Japan)	153,300	2,766,630
Catcher Technology Co. Ltd. (Taiwan)	105,000	794,078
Chicony Electronics Co. Ltd. (Taiwan)	277,000	800,107
Compal Electronics, Inc. (Taiwan)	1,355,000	884,427
Diebold Nixdorf, Inc.*(a)	264,000	1,599,840
FUJIFILM Holdings Corp. (Japan)	38,900	1,663,620
Inventec Corp. (Taiwan)	854,000	727,145
Lite-On Technology Corp. (Taiwan)	1,179,000	1,850,212
Logitech International SA (Switzerland)	18,690	1,221,982
MCJ Co. Ltd. (Japan)	326,200	2,607,086
Micro-Star International Co. Ltd. (Taiwan)	254,000	928,602
NCR Corp.*	181,500	3,143,580
Pegatron Corp. (Taiwan)	375,000	814,823
Quadient (France)	58,914	863,241
Quanta Computer, Inc. (Taiwan)	392,000	944,753
Samsung Electronics Co. Ltd. (South Korea)	108,517	4,813,969
Western Digital Corp.(a)	137,800	6,083,870
Wistron Corp. (Taiwan)	1,504,000	1,826,961
Wiwynn Corp. (Taiwan)	52,000	1,417,930

		344,846,747

Textiles, Apparel & Luxury Goods — 0.2%
ANTA Sports Products Ltd. (China)	51,000	454,433
Burberry Group PLC (United Kingdom)	76,464	1,523,987
Coats Group PLC (United Kingdom)	233,534	162,117
Deckers Outdoor Corp.*	53,400	10,487,226
Feng TAY Enterprise Co. Ltd. (Taiwan)	114,500	646,386
Goldwin, Inc. (Japan)	138,100	9,023,505
Hermes International (France)	3,560	2,991,448
Li Ning Co. Ltd. (China)	117,500	377,980
LVMH Moet Hennessy Louis Vuitton SE (France)	12,219	5,433,708
Pandora A/S (Denmark)	9,802	536,023
Pou Chen Corp. (Taiwan)	1,400,000	1,366,936
Seiren Co. Ltd. (Japan)	32,400	410,080

COMMON STOCKS (continued)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Swatch Group AG (The) (Switzerland)	3,627	$142,627

		33,556,456

Thrifts & Mortgage Finance — 0.1%
Axos Financial, Inc.*	42,700	942,816
Essent Group Ltd.	34,700	1,258,569
Federal Agricultural Mortgage Corp. (Class C Stock)	5,200	332,852
Flagstar Bancorp, Inc.	19,200	565,056
HomeStreet, Inc.	9,400	231,334
Housing Development Finance Corp. Ltd. (India)	3,498	81,218
Meta Financial Group, Inc.	22,300	405,191
MGIC Investment Corp.	548,300	4,490,577
Mr. Cooper Group, Inc.*	28,700	357,028
Paragon Banking Group PLC (United Kingdom)	39,225	170,793
Premier Financial Corp.	10,400	183,768
Radian Group, Inc.	100,300	1,555,653

		10,574,855

Tobacco — 0.6%
Altria Group, Inc.	897,300	35,219,025
British American Tobacco PLC (United Kingdom)	544,448	21,011,020
Gudang Garam Tbk PT (Indonesia)	11,400	37,701
Imperial Brands PLC (United Kingdom)	683,238	13,067,642
ITC Ltd. (India)*	152,187	392,289
Japan Tobacco, Inc. (Japan)	444,900	8,254,258
KT&G Corp. (South Korea)	14,519	944,843
Scandinavian Tobacco Group A/S (Denmark), 144A	315,530	4,674,236
Swedish Match AB (Sweden)	82,100	5,793,712
Turning Point Brands, Inc.(a)	29,700	739,827

		90,134,553

Trading Companies & Distributors — 0.4%
AddTech AB (Sweden) (Class B Stock)	7,524	303,486
AerCap Holdings NV (Ireland)*	355,059	10,935,817
Applied Industrial Technologies, Inc.	8,600	536,554
Ashtead Group PLC (United Kingdom)	50,451	1,708,490
Beijer Ref AB (Sweden)	6,014	182,626
BMC Stock Holdings, Inc.*	121,900	3,064,566
BOC Aviation Ltd. (Singapore), 144A	4,800	30,833
Brenntag AG (Germany)	17,931	945,802
Bunzl PLC (United Kingdom)	41,811	1,127,306
Ferguson PLC	118,876	9,730,852
Foundation Building Materials, Inc.*	63,800	995,918
GMS, Inc.*	303,700	7,467,983
Hanwa Co. Ltd. (Japan)	10,800	198,631
Howden Joinery Group PLC (United Kingdom)	417,825	2,874,629
Indutrade AB (Sweden)*	6,423	254,934
ITOCHU Corp. (Japan)	149,400	3,217,415
Kanamoto Co. Ltd. (Japan)	17,600	384,576
Mitsui & Co. Ltd. (Japan)	194,300	2,872,327
MonotaRO Co. Ltd. (Japan)	14,800	592,747

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. (Class A Stock)	41,800	$3,043,458
Posco International Corp. (South Korea)	26,039	304,566
Univar Solutions, Inc.*	400,000	6,744,000
Veritiv Corp.*	7,600	128,896
WESCO International, Inc.*	51,300	1,801,143
Yuasa Trading Co. Ltd. (Japan)	10,700	287,812

		59,735,367

Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	12,683	1,699,527
Atlas Arteria Ltd. (Australia)	30,252	140,012
Enav SpA (Italy), 144A	90,017	407,438
Fraport AG Frankfurt Airport Services Worldwide (Germany)*(a)	14,660	644,670
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	4,300	31,041
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	5,165	57,865
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	30,000	35,112
Mitsubishi Logistics Corp. (Japan)	7,800	201,505
Ningbo Zhoushan Port Co. Ltd. (China) (Class A Stock)*	410,800	208,219
Shenzhen International Holdings Ltd. (China)	120,500	193,094
Sumitomo Warehouse Co. Ltd. (The) (Japan)	36,000	432,553
TAV Havalimanlari Holding A/S (Turkey)	25,981	73,899

		4,124,935

Water Utilities — 0.0%
American States Water Co.	21,200	1,666,956
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	114,400	1,215,925

		2,882,881

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) (Class L Stock)	2,196,000	1,411,165
China Mobile Ltd. (China)	185,500	1,259,061
Etihad Etisalat Co. (Saudi Arabia)*	45,685	324,833
Globe Telecom, Inc. (Philippines)	32,685	1,358,510
KDDI Corp. (Japan)	591,400	17,733,152
NTT DOCOMO, Inc. (Japan)	304,800	8,112,038
PLDT, Inc. (Philippines)	38,060	958,076
SK Telecom Co. Ltd. (South Korea)	478	84,241
SmarTone Telecommunications Holdings Ltd. (Hong Kong)	551,000	296,185
Softbank Corp. (Japan)(a)	622,100	7,926,583
SoftBank Group Corp. (Japan)	35,700	1,805,358
Turkcell Iletisim Hizmetleri A/S (Turkey)	105,492	253,602

		41,522,804

TOTAL COMMON STOCKS (cost $8,421,599,675)		8,873,557,860

	Shares	Value

EXCHANGE-TRADED FUNDS — 0.1%
iShares MSCI EAFE ETF	127,346	$7,751,551
iShares MSCI EAFE Small-Cap ETF(a)	54,000	2,895,480
iShares MSCI Emerging Markets ETF(a)	57,114	2,283,989

TOTAL EXCHANGE-TRADED FUNDS (cost $11,439,964)		12,931,020

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	4,725	229,400
Hyundai Motor Co. (South Korea) (2nd PRFC)	12,212	582,860
Hyundai Motor Co. (South Korea) (PRFC)	14,023	647,770
Porsche Automobil Holding SE (Germany) (PRFC)*	16,713	968,165
Volkswagen AG (Germany) (PRFC)*	18,605	2,844,577

		5,272,772

Banks — 0.0%
Bancolombia SA (Colombia) (PRFC)	72,084	473,782
Grupo Aval Acciones y Valores SA (Colombia) (PRFC)	640,970	141,566

		615,348

Beverages — 0.0%
Embotelladora Andina SA (Chile) (PRFC B)	118,498	289,969

Capital Markets — 0.0%
State Street Corp., 5.350%, Series G	60,000	1,572,000

Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA (Chile) (PRFC B)	2,651	68,970

Electric Utilities — 0.0%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)*	292,600	1,727,696
Cia Energetica de Minas Gerais (Brazil) (PRFC)	558,600	1,139,162
Cia Paranaense de Energia (Brazil) (PRFC)	64,700	727,891

		3,594,749

Health Care Equipment & Supplies — 0.0%
Draegerwerk AG & Co. KGaA (Germany) (PRFC)	1,625	133,222
Sartorius AG (Germany) (PRFC)	2,092	692,462

		825,684

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	83,729	7,804,985

Multiline Retail — 0.0%
Lojas Americanas SA (Brazil) (PRFC)	17,300	102,755

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	108,400	434,150

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

PREFERRED STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Surgutneftegas PJSC (Russia) (PRFC)	3,172,900	$1,576,165

		2,010,315

Personal Products — 0.0%
LG Household & Health Care Ltd. (South Korea) (PRFC)	58	35,159

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	18,527	722,511

TOTAL PREFERRED STOCKS (cost $23,813,387)		22,915,217

	Units

RIGHTS* — 0.0%
Specialty Retail
Super Retail Group Ltd. (Australia), expiring 07/06/20	3,932	2,543

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.6%
Automobiles — 0.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25	4,500	4,541,442
Series 2019-02A, Class A, 144A
3.350%	09/22/25	8,200	8,308,948
Series 2019-03A, Class A, 144A
2.360%	03/20/26	10,900	10,747,368
Series 2020-01A, Class A, 144A
2.330%	08/20/26	5,200	4,969,259
Drive Auto Receivables Trust,
Series 2020-02, Class B
1.420%	03/17/25	1,800	1,805,364
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	9,000	9,637,345
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.710%	04/14/25	6,860	6,985,690
Series 2019-01A, Class A, 144A
3.630%	09/14/27	14,900	16,019,415

			63,014,831

Collateralized Loan Obligations — 0.9%
AGL CLO Ltd. (Cayman Islands),
Series 2020-05A, Class A1, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.349%(c)	07/20/30	5,000	4,968,899
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
2.435%(c)	04/20/31	4,967	4,888,864

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
2.535%(c)	10/18/26	156	$155,306
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
2.495%(c)	10/20/32	9,200	9,028,045
Silver Creek CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.375%(c)	07/20/30	12,000	11,805,299
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)
2.425%(c)	10/20/28	9,250	9,176,678
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A,Floor 0.000%)
2.355%(c)	10/20/30	13,250	12,952,804
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.435%(c)	07/17/26	13,131	13,099,136
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.375%(c)	01/17/30	11,448	11,279,740
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.315%(c)	10/18/31	13,750	13,272,708
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.201%(c)	01/25/31	9,000	8,775,189
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
2.589%(c)	07/15/29	13,375	13,147,667
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
2.509%(c)	04/15/30	6,948	6,738,270
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.169%(c)	04/15/29	19,781	19,080,359

			138,368,964

Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A
3.000%	12/20/27	7,300	7,021,112
Series 2019-02A, Class A, 144A
2.780%	04/20/28	3,600	3,600,522
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	2,400	2,366,408
OneMain Financial Issuance Trust,
Series 2017-01A, Class B, 144A
2.790%	09/14/32	2,500	2,475,987

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (continued)
Oportun Funding IX LLC,
Series 2018-B, Class A, 144A
3.910%	07/08/24	4,800	$4,834,431
Oportun Funding X LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	5,400	5,420,913
Oportun Funding XII LLC,
Series 2018-D, Class A, 144A
4.150%	12/09/24	3,800	3,797,076
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25	4,900	4,818,617
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.035%(c)	02/25/23	5,140	5,037,574

			39,372,640

Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	19,800	23,811,961

Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41	6,400	6,776,641

Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)
1.535%(c)	08/25/33	1,572	1,559,192
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.160%(c)	03/25/34	557	546,522
Home Equity Asset Trust,
Series 2002-01, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 0.880%)
1.505%(c)	11/25/32	904	873,282
Series 2002-05, Class M1, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.200%)
1.885%(c)	05/25/33	1,711	1,679,947
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)
1.265%(c)	04/25/34	566	552,596
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A,Floor 0.360%)
0.905%(c)	07/25/34	127	122,523
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)
0.985%(c)	08/25/35	810	729,388
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.205%(c)	10/25/33	561	555,472

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Series 2003-NC07, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.235%(c)	06/25/33	366	$362,294
Series 2005-HE02, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.400%)
0.785%(c)	01/25/35	799	793,306
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-06, Class A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)
0.845%(c)	11/25/33	1,349	1,270,074
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)
1.100%(c)	04/25/35	2,420	2,410,403

			11,454,999

Other — 0.1%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.535%(c)	04/25/23	3,080	2,964,786
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.985%(c)	06/25/24	7,660	7,184,633

			10,149,419

Residential Mortgage-Backed Securities — 0.2%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
4.502%(cc)	03/25/44	681	670,516
Chase Funding Trust,
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)
0.845%(c)	11/25/32	401	393,502
CIT Mortgage Loan Trust,
Series 2007-01, Class 2A3, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.635%(c)	10/25/37	2,234	2,237,158
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	449	459,135
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB05, Class M1, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)
1.100%(c)	01/25/34	1,976	1,893,487
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	228	232,052
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59	2,565	2,596,305
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	713	712,081
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	1,353	1,362,710

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.460%)
0.875%(c)	05/25/35		3,026	$3,008,901
Popular ABS Mortgage Pass-Through Trust,
Series 2005-05, Class AF4
3.815%(cc)	11/25/35		1,363	1,380,134
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	12,281	12,795,489
Towd Point Mortgage Trust,
Series 2015-02, Class 1M2, 144A
3.745%(cc)	11/25/60		4,000	4,200,437
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		1,915	1,971,365
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		542	569,040
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		240	257,195

				34,739,507

Student Loans — 0.5%
Earnest Student Loan Program LLC,
Series 2017-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	01/25/41		604	602,585
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45		8,800	8,830,272
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
—%(p)	08/25/43		7,723	7,977,752
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 144A
1.690%	05/15/69		2,400	2,409,134
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
—%(p)	12/15/45		14,301	14,910,175
Series 2019-D, Class 1PT, 144A
2.460%(cc)	01/16/46		17,396	17,990,460
Series 2019-F, Class PT1, 144A
1.870%(cc)	02/15/45		10,846	10,926,555
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		6,900	7,043,835
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46		6,800	7,046,195

				77,736,963

TOTAL ASSET-BACKED SECURITIES (cost $402,168,339)				405,425,925

BANK LOANS — 0.1%
Pharmaceuticals — 0.0%
Ceva Sante Animale SA (France),
Term Loan, 6 Month EURIBOR + 4.750% (Cap N/A, Floor 0.000%)
4.750%(c)	04/13/26	EUR	2,830	3,119,448

Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (continued)
Retail — 0.1%
EG America LLC (United Kingdom),
Second Lien Facility (USD),1 - 6 Month LIBOR + 8.000%
9.072%(c)	04/20/26^		1,414	$1,272,552
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 6 Month EURIBOR + 7.750%
8.750%(c)	04/20/26	EUR	914	924,001
Term B, 6 Month GBP LIBOR + 4.750%
5.475%(c)	02/07/25	GBP	1,310	1,504,351
Term B1, 6 Month EURIBOR + 4.000% (Cap N/A, Floor 0.000%)
4.000%(c)	02/07/25	EUR	2,903	3,040,943

				6,741,847

TOTAL BANK LOANS (cost $10,883,899)				9,861,295

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50		13,400	14,829,452
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53		6,800	7,286,418
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		17,000	17,821,841
Series 2017-C08, Class A3
3.305%	06/15/50		19,400	21,089,063
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48		7,883	8,561,792
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47		6,000	6,363,071
Series 2014-UBS02, Class A5
3.961%	03/10/47		5,578	6,039,480
Series 2014-UBS06, Class A4
3.378%	12/10/47		1,600	1,712,462
Series 2015-CR25, Class A3
3.505%	08/10/48		13,036	14,028,312
Series 2015-CR26, Class A3
3.359%	10/10/48		3,000	3,253,287
Series 2015-CR26, Class A4
3.630%	10/10/48		5,000	5,508,871
Series 2015-DC01, Class A4
3.078%	02/10/48		5,000	5,300,833
Series 2015-LC21, Class A3
3.445%	07/10/48		7,000	7,598,630
Series 2015-LC23, Class A3
3.521%	10/10/48		20,000	21,858,796
Series 2016-COR01, Class A3
2.826%	10/10/49		11,000	11,631,854
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		7,651	8,165,025
Series 2015-C03, Class A3
3.447%	08/15/48		7,000	7,517,153

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DBJPM Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49	10,900	$11,512,416
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	926	993,380
FHLMC Multifamily Structured Pass-Through Certificates,
Series K025, Class X1, IO
0.934%(cc)	10/25/22	11,790	184,023
Series K052, Class X1, IO
0.792%(cc)	11/25/25	105,950	3,175,088
Series K055, Class X1, IO
1.498%(cc)	03/25/26	31,896	2,107,899
Series K058, Class X1, IO
1.054%(cc)	08/25/26	201,713	9,907,191
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,300	8,922,565
Series 2015-GS01, Class A2
3.470%	11/10/48	20,000	21,390,680
Series 2017-GS06, Class A2
3.164%	05/10/50	15,500	16,961,456
Series 2020-GC47, Class A4
2.125%	05/12/53	12,000	12,401,095
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4
3.493%	08/15/47	3,782	3,985,162
Series 2014-C25, Class A4A1
3.408%	11/15/47	4,440	4,753,334
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	8,050	8,763,322
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A4
3.338%	03/15/48	11,325	12,035,803
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	25,000	27,338,545
Series 2017-H01, Class XB, IO
0.886%(cc)	06/15/50	175,741	7,111,272
UBS Commercial Mortgage Trust,
Series 2017-C03, Class ASB
3.215%	08/15/50	15,001	16,121,152
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	1,364	1,449,208
Series 2015-LC20, Class A4
2.925%	04/15/50	5,000	5,261,833
Series 2015-NXS01, Class A4
2.874%	05/15/48	7,500	7,905,658
Series 2015-NXS04, Class A3
3.452%	12/15/48	16,700	18,237,113
Series 2016-C37, Class A4
3.525%	12/15/49	5,100	5,627,459

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C39, Class ASB
3.212%	09/15/50		11,915	$12,761,212

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $365,669,407)				387,473,206

CORPORATE BONDS — 6.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		3,110	2,657,814
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25		6,500	4,235,456
7.875%	04/15/27		3,500	2,285,139
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50		1,455	1,529,445

				10,707,854

Airlines — 0.1%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		1,032	968,063
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		595	583,045
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.400%	04/19/21		4,890	4,767,486
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		2,325	2,413,535
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29		1,484	1,446,817
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		1,758	1,454,092

				11,633,038

Auto Manufacturers — 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
1.721%(c)	04/12/21		1,780	1,773,031
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21		2,230	2,270,552
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46		140	115,361
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	(a)	7,585	7,509,143
General Motors Co.,
Sr. Unsec’d. Notes
5.150%	04/01/38		790	768,412

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
6.250%	10/02/43		1,860	$1,956,623
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		4,470	4,519,772
Sr. Unsec’d. Notes
3.600%	06/21/30		9,480	9,206,755

				28,119,649

Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26		1,040	861,829
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	(a)	1,410	1,458,197
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27	(a)	3,000	2,909,944
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26		530	521,897
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30	(a)	3,205	3,269,516

				9,021,383

Banks — 2.0%
Australia & New Zealand Banking Group Ltd. (Australia),
Jr. Sub. Notes, 144A
6.750%(ff)	—	(a)(rr)	735	816,033
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.431%(c)	04/12/23		1,600	1,578,020
Sr. Unsec’d. Notes
3.125%	02/23/23		3,600	3,746,495
3.848%	04/12/23		2,600	2,764,650
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—	(a)(rr)	1,700	1,881,391
Jr. Sub. Notes, Series JJ
5.125%(ff)	—	(rr)	2,260	2,232,931
Jr. Sub. Notes, Series MM
4.300%(ff)	—	(rr)	12,500	11,172,973
Jr. Sub. Notes, Series Z
6.500%(ff)	—	(rr)	420	449,955
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		1,585	1,679,198
Sr. Unsec’d. Notes, MTN
4.083%(ff)	03/20/51		11,750	14,578,728
Sub. Notes
6.110%	01/29/37		3,080	4,364,842
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31		13,350	13,251,304
4.610%(ff)	02/15/23		6,610	6,958,591
4.950%	01/10/47		440	575,305

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		5,880	$6,009,611
4.400%	08/14/28		935	1,082,437
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/01/23	(a)	500	509,675
Citigroup, Inc.,
Jr. Sub. Notes
5.900%(ff)	—	(a)(rr)	2,500	2,518,603
Jr. Sub. Notes, Series D
5.350%(ff)	—	(rr)	670	637,090
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(a)(rr)	6,796	6,415,736
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		12,860	13,285,461
3.887%(ff)	01/10/28	(a)	1,810	2,037,274
5.316%(ff)	03/26/41		8,000	10,761,189
8.125%	07/15/39	(a)	1,110	1,921,494
Sub. Notes
4.750%	05/18/46		180	227,670
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.950%	11/09/22		2,595	2,747,395
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		10,030	10,160,783
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		5,460	5,531,189
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25		600	658,741
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
1.846%(c)	02/04/21		4,100	4,079,597
Sr. Unsec’d. Notes
4.250%	02/04/21		3,775	3,825,333
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21		3,640	3,687,830
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		3,300	3,567,269
First Horizon National Corp.,
Sr. Unsec’d. Notes
3.550%	05/26/23		4,955	5,103,608
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.370%(c)	—	(rr)	3,765	3,444,225
Sr. Unsec’d. Notes
2.875%	02/25/21		1,151	1,166,202
3.500%	04/01/25		730	800,554
3.750%	02/25/26		660	738,491
3.800%	03/15/30		3,450	3,908,916
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
2.020%(c)	07/24/23		2,320	2,321,243

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, Series FRN, 3 Month LIBOR + 1.770%
2.130%(c)	02/25/21	(a)	2,920	$2,946,173
Sub. Notes
5.150%	05/22/45		2,552	3,333,323
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25		750	809,921
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—	(rr)	1,345	1,290,480
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
4.230%(c)	—	(a)(rr)	807	738,188
Jr. Sub. Notes, Series Q
5.150%(ff)	—	(rr)	3,500	3,416,764
Jr. Sub. Notes, Series U
6.125%(ff)	—	(a)(rr)	750	767,797
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.487%(c)	—	(rr)	3,505	3,298,337
Sr. Unsec’d. Notes
3.200%	01/25/23		1,420	1,509,195
3.509%(ff)	01/23/29		885	997,126
3.964%(ff)	11/15/48		2,975	3,585,702
4.260%(ff)	02/22/48		3,550	4,461,314
4.493%(ff)	03/24/31	(a)	19,970	24,346,485
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.907%(ff)	11/07/23		1,000	1,039,105
Morgan Stanley,
Sr. Unsec’d. Notes
4.375%	01/22/47	(a)	570	735,974
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		11,765	12,485,209
5.597%(ff)	03/24/51		11,000	16,598,621
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38		610	725,948
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.073%(ff)	05/22/28		6,415	6,736,595
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24		11,000	11,744,632
U.S. Bancorp,
Jr. Sub. Notes, Series I
5.125%(ff)	—	(a)(rr)	1,979	1,920,326
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		35,000	36,585,834

				303,271,081

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46		3,590	4,354,513

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.450%	01/23/39		3,445	$4,346,583

				8,701,096

Building Materials — 0.0%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.750%	12/01/21		15	15,349
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		900	890,525
4.750%	01/15/28	(a)	1,725	1,748,873

				2,654,747

Chemicals — 0.0%
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23		878	920,212
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	(a)	2,500	2,326,239
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes
5.875%	09/17/44		786	865,620
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		3,070	2,766,494

				6,878,565

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		4,490	4,716,680
7.000%	10/15/37	(a)	1,780	2,281,997
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48		1,025	1,298,701
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116		1,050	1,305,702
4.678%	07/01/2114		1,300	1,921,690
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	(a)	2,900	2,971,533
5.250%	01/15/30	(a)	3,679	3,803,110
5.875%	09/15/26		550	576,138

				18,875,551

Computers — 0.1%
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.600%	10/15/20		270	271,676

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (continued)
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25	(a)	10,745	$11,093,801

				11,365,477

Diversified Financial Services — 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21		1,980	1,991,585
American Express Co.,
Jr. Sub. Notes, Series C, 3 Month LIBOR + 3.285%
3.598%(c)	—	(rr)	580	489,760
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	(a)	2,745	2,958,002
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		915	879,041
8.125%	07/15/23		950	974,158

				7,292,546

Electric — 0.5%
Ameren Illinois Co.,
Sr. Sec’d. Notes
4.150%	03/15/46		1,235	1,520,358
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.350%	05/15/50		4,680	5,003,396
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.250%	09/15/48		2,550	3,155,659
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/22		930	939,110
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25	(a)	2,875	2,903,220
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28		2,500	2,444,156
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		1,910	1,945,622
Commonwealth Edison Co.,
First Mortgage
4.350%	11/15/45		1,365	1,733,774
Enel SpA (Italy),
Jr. Sub. Notes, 144A
8.750%(ff)	09/24/73		900	1,022,475
Entergy Louisiana LLC,
Sec’d. Notes
4.000%	03/15/33	(a)	2,260	2,777,042
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28		1,775	1,778,722
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21		2,000	1,912,432
7.125%	02/11/25		1,025	951,152

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Sr. Unsec’d. Notes, 144A, MTN
6.750%	08/06/23		400	$378,018
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		490	627,361
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series HE
8.625%	06/15/29		900	1,426,277
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		2,670	2,723,506
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		995	1,125,493
Mexico Generadora de Energia S de rl (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		1,801	1,979,643
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		3,750	3,927,990
PECO Energy Co.,
First Mortgage
3.150%	10/15/25		3,500	3,857,425
3.700%	09/15/47		2,400	2,843,944
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28		60	65,374
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47		5,090	5,479,574
5.000%	03/15/44		2,610	3,127,799
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.100%	06/15/30		7,200	7,963,622
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47		6,165	7,040,053
Southern Co. (The),
Jr. Sub. Notes, Series B
5.500%(ff)	03/15/57	(a)	342	345,648

				70,998,845

Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		965	1,017,544
7.250%	06/15/28		925	974,943

				1,992,487

Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21		590	597,198
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.800%	12/15/21		525	539,821

				1,137,019

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28			1,500	$1,368,828

Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.875%	11/15/26			1,425	454,851
Eldorado Resorts, Inc.,
Gtd. Notes
7.000%	08/01/23	(a)		973	999,922

					1,454,773

Foods — 0.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30			5,220	5,403,980
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25			1,230	1,246,331
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	(a)		810	859,106
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.625%	10/01/39			850	851,925
4.875%	10/01/49	(a)		5,100	5,280,108

					13,641,450

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.625%	05/20/24			1,150	1,194,170
5.750%	05/20/27	(a)		1,361	1,442,164
5.875%	08/20/26			2,200	2,340,357
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44			85	97,914
NiSource, Inc.,
Sr. Unsec’d. Notes
3.950%	03/30/48			5,540	6,397,874
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	06/01/43			1,200	1,364,406
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30			1,810	1,857,523

					14,694,408

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46			225	321,524
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39		EUR	4,460	4,763,991

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (continued)
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31		EUR	600	$733,832
2.250%	03/07/39		EUR	1,005	1,267,265
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39		EUR	2,150	2,372,258
1.875%	10/01/49		EUR	1,430	1,531,152

					10,990,022

Healthcare-Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42			1,318	1,555,583
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20			885	885,397
Hackensack Meridian Health, Inc.,
Sr. Unsec’d. Notes
4.500%	07/01/57			600	761,604
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29			10,000	11,026,637
4.750%	05/01/23			1,000	1,082,683
5.125%	06/15/39			2,000	2,327,412
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30			5,185	5,196,382
3.200%	06/01/50			1,390	1,417,106
Mayo Clinic,
Unsec’d. Notes
4.128%	11/15/52			1,630	2,127,395
Memorial Sloan-Kettering Cancer Center,
Unsec’d. Notes
2.955%	01/01/50			4,415	4,752,568
New York and Presbyterian Hospital (The),
Unsec’d. Notes
3.954%	08/01/2119			3,560	3,829,608
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47			9,675	10,578,916
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
5.750%	01/30/40			1,126	1,372,663
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/28			315	308,733
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)		2,425	2,406,466
8.125%	04/01/22	(a)		425	445,201
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41			1,825	2,370,118
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	06/01/26			1,015	1,040,469

					53,484,941

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30			2,000	$1,667,766
6.250%	09/15/27			865	826,694
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	(a)		2,440	2,352,526
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27			1,620	1,682,337
6.625%	07/15/27			1,900	1,991,311

					8,520,634

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26		EUR	2,000	2,198,727

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23			7,518	7,746,906

Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	01/15/55			1,125	1,278,155
6.250%	05/01/36			3,700	4,977,956
Arch Capital Finance LLC,
Gtd. Notes
5.031%	12/15/46	(a)		950	1,228,818
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43			915	1,139,564
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
4.868%	06/01/44			2,825	3,272,550
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24		EUR	2,200	2,567,774
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29			12,000	14,049,533
Lincoln National Corp.,
Sr. Unsec’d. Notes
7.000%	06/15/40			1,625	2,289,998
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50			1,660	1,841,749
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59			596	671,542
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44			1,375	1,760,461

					35,078,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.625%	06/15/30		1,040	$1,081,229
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	768	707,320
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		1,500	1,631,369

				3,419,918

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	(a)	880	901,433
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		2,575	3,040,124
6.384%	10/23/35		3,945	5,205,599
6.484%	10/23/45		4,485	5,989,361
Comcast Corp.,
Gtd. Notes
3.450%	02/01/50		2,860	3,238,165
3.700%	04/15/24		1,250	1,386,549
3.750%	04/01/40		3,725	4,370,569
6.950%	08/15/37	(a)	1,100	1,731,213
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	(a)	2,905	2,121,126
Discovery Communications LLC,
Gtd. Notes
5.000%	09/20/37		1,265	1,489,686
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23	(a)	1,740	1,755,562
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44		685	765,349
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	(a)	1,000	1,033,531
Gtd. Notes, 144A
5.375%	06/15/24		395	421,592

				33,449,859

Mining — 0.1%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		5,415	7,295,111
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75		2,025	2,041,204

				9,336,315

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
4.250%	05/01/40		1,575	$1,545,927

Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21		5,960	5,999,846
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		1,238	1,279,804

				7,279,650

Oil & Gas — 0.5%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21		4,000	3,698,971
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		800	519,068
10.000%	04/01/22		525	451,336
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	—	(rr)	8,240	8,368,574
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		3,495	4,218,013
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		3,985	3,460,600
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		1,355	1,356,593
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	(a)	815	916,827
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	(a)	715	703,009
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		1,560	1,524,040
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	(a)	4,395	4,725,817
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.800%	09/15/37		2,450	2,780,864
MEG Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27		2,000	1,661,409
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	(a)	65	64,597
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44		690	627,327
5.250%	11/15/43		690	636,081

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
6.000%	03/01/41			1,420	$1,382,889
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36			3,000	1,272,222
6.950%	07/01/24	(a)		3,500	3,427,324
7.500%	05/01/31			2,450	2,278,285
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34			1,000	892,107
Petrobras Global Finance BV (Brazil),
Gtd. Notes
4.750%	01/14/25		EUR	310	365,699
6.625%	01/16/34		GBP	1,280	1,615,914
7.375%	01/17/27			2,995	3,331,723
Gtd. Notes, 144A
5.093%	01/15/30			559	556,583
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29		EUR	2,100	1,989,502
6.350%	02/12/48			1,902	1,411,996
6.500%	03/13/27			650	592,956
6.500%	01/23/29			700	612,226
Gtd. Notes, 144A
6.840%	01/23/30			200	175,062
7.690%	01/23/50			2,077	1,720,856
Gtd. Notes, EMTN
4.875%	02/21/28		EUR	2,860	2,785,986
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22			150	136,615
5.000%	03/15/23			2,575	2,196,270
Gtd. Notes, 144A
9.250%	02/01/26	(a)		2,000	1,800,523
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38			1,403	1,781,120
6.800%	05/15/38			1,755	2,260,746
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	(a)		4,185	4,268,562
YPF SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.500%	03/23/21			475	401,308

					72,969,600

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28			6,297	6,775,309
4.000%	12/21/25	(a)		413	453,494

					7,228,803

Packaging & Containers — 0.0%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22			1,750	1,857,234

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.500%	05/14/35		2,530	$3,053,996
Sr. Unsec’d. Notes, 144A
3.450%	03/15/22		2,533	2,635,031
4.250%	11/21/49		10,000	12,089,342
4.550%	03/15/35		1,830	2,215,975
4.875%	02/15/21		2,122	2,154,704
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30	(a)	500	476,695
6.250%	02/15/29		1,715	1,724,568
7.000%	01/15/28		840	866,175
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	(a)	1,375	1,747,600
5.000%	08/15/45		3,405	4,741,253
Cigna Corp.,
Gtd. Notes, 144A
3.400%	03/01/27		4,808	5,307,079
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		6,500	7,170,519
4.300%	03/25/28		3,000	3,507,345
5.050%	03/25/48		3,655	4,773,150
5.125%	07/20/45		1,750	2,257,879
5.300%	12/05/43		430	560,045
Mylan NV,
Gtd. Notes
5.250%	06/15/46		4,545	5,598,405
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40		2,035	2,101,006
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	(a)	3,905	4,188,479
4.000%	06/22/50		2,710	2,897,988

				70,067,234

Pipelines — 0.3%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28	(a)	3,815	4,106,111
5.000%	05/15/50	(a)	2,835	2,688,433
5.875%	01/15/24		1,300	1,449,263
Jr. Sub. Notes, Series G
7.125%(ff)	—	(rr)	2,990	2,565,406
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.400%	04/01/24		600	499,055
5.600%	04/01/44		350	212,002
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39		1,000	1,258,292
Fermaca Enterprises S de RL de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	03/30/38		1,620	1,698,591

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30		3,465	$3,534,627
Kinder Morgan, Inc.,
Gtd. Notes
5.550%	06/01/45		685	831,775
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		290	309,533
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	(a)	1,035	1,066,807
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	(a)	2,874	2,974,311
6.850%	10/15/37		3,550	3,976,218
ONEOK, Inc.,
Gtd. Notes
4.950%	07/13/47		1,700	1,640,579
6.350%	01/15/31	(a)	3,000	3,511,706
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.605%	02/15/25	(a)	1,250	1,336,167
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43		2,950	2,538,543
4.700%	06/15/44		855	775,149
4.900%	02/15/45		3,000	2,771,900
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	320,635
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		1,920	2,126,818
4.900%	01/15/45		700	745,294
5.100%	09/15/45		1,200	1,312,098
5.400%	03/04/44		3,260	3,603,533

				47,852,846

Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		2,735	2,796,523
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31		15,045	15,170,522
3.400%	02/15/21		2,000	2,031,401
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		410	448,029
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		2,640	2,707,808
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	(a)	4,150	4,115,196

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25		EUR	4,225	$5,035,052
3.692%	06/05/28		GBP	3,900	4,845,442
5.250%	08/01/26			285	296,462
SBA Tower Trust,
Asset-Backed, 144A
2.877%	07/15/46			1,505	1,507,484
Ventas Realty LP,
Gtd. Notes
3.125%	06/15/23	(a)		1,640	1,681,540
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28			7,870	7,923,509

					48,558,968

Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	(a)		4,010	4,351,831
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.250%	10/30/25		EUR	2,200	2,403,548
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24			1,160	830,923
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	(a)		1,200	1,134,929
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	(a)		4,435	4,307,206

					13,028,437

Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50			16	16,549
4.100%	02/06/37			29	37,386

					53,935

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41			6,170	6,463,804
3.800%	02/15/27			15	16,840
4.550%	03/09/49			1,325	1,561,850
4.850%	03/01/39			12,000	14,562,253
4.900%	08/15/37			418	499,973
5.250%	03/01/37			3,230	4,001,910
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36			2,000	2,247,196
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27			8,540	9,034,244

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		2,175	$2,294,617
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		583	590,767
T-Mobile USA, Inc.,
Gtd. Notes
6.500%	01/15/26		2,700	2,822,409
Sr. Sec’d. Notes, 144A
2.550%	02/15/31	(a)	14,700	14,742,446
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.522%	09/15/48		1,625	2,148,802

				60,987,111

Transportation — 0.0%
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	(a)	3,555	3,871,876
Kansas City Southern de Mexico SA de CV,
Gtd. Notes
3.000%	05/15/23		1,785	1,786,070

				5,657,946

Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.300%	04/01/21		3,865	3,909,394

TOTAL CORPORATE BONDS (cost $1,003,419,012)				1,029,031,304

MUNICIPAL BONDS — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32		555	660,383

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49		1,330	2,294,037
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39		4,685	6,119,407
Los Angeles Department of Water,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39		1,850	2,541,548
University of California,
Taxable, Revenue Bonds, Series AP
3.931%	05/15/45		340	421,318
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115		850	1,153,195
Taxable, Revenue Bonds, Series J
4.131%	05/15/45		360	444,395

				12,973,900

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	955	$1,587,382

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	550	803,869

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	11,855	12,432,220

New York — 0.0%
New York State Urban Development Corp.,
Taxable, Revenue Bonds, BABs
5.838%	03/15/40	2,000	2,746,520

North Carolina — 0.1%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-002, Class A3, 3 Month LIBOR + 0.800%
1.791%(c)	07/25/36	9,900	9,417,375

Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50	265	481,919

Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	1,035	1,563,140
Revenue Bonds, BABs, Series B
5.511%	12/01/45	1,815	2,801,579

			4,364,719

Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	1,925	2,605,180

TOTAL MUNICIPAL BONDS (cost $44,304,223)			48,073,467

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)
0.375%(c)	03/27/36	1,373	1,345,034
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	175	172,145
Series 2015-R09, Class 1A1, 144A
2.411%(cc)	12/26/46	4,798	4,724,891
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.785%(c)	04/25/28	1,782	1,763,670

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.635%(c)	04/25/29		682	$680,389
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.845%(c)	06/25/30		2,380	2,380,416
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.595%(c)	06/25/30		620	620,000
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.327%	09/15/21^		25,891	25,688,806
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.673%(c)	11/01/23		6,800	6,689,596
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.578%(c)	04/25/24		4,513	4,465,547
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.173%(c)	01/25/57		3,884	3,882,898
Series 2017-05, Class A3, 144A
4.000%(cc)	05/25/57		4,600	4,570,384
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57		6,453	6,486,023
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65		8,592	8,559,759
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.985%(c)	04/25/29		620	614,490
Fannie Mae REMICS,
Series 2012-134, Class IL, IO
3.500%	12/25/32		623	68,666
Finsbury Square PLC (United Kingdom),
Series 2020-02A, Class A, 144A
—%(p)	06/16/70	GBP	2,100	2,604,582
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2020-DNA03, Class B1, 144A
—%(p)	06/25/50		485	485,000
Series 2020-DNA03, Class M2, 144A
—%(p)	06/25/50		1,785	1,785,000
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	09/25/48		2	2,124
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.835%(c)	01/25/49		53	52,422
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59		12,129	12,218,633

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	10/26/36	1,784	$1,745,484
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	10/26/36	1,600	1,508,643
HarborView Mortgage Loan Trust,
Series 2005-01, Class 2A1A, 1 Month LIBOR + 0.540% (Cap 10.500%, Floor 0.270%)
0.734%(c)	03/19/35	1,755	1,668,821
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.835%(c)	05/25/29	86	84,242
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month LIBOR + 0.410% (Cap 11.500%, Floor 0.410%)
0.595%(c)	05/25/36	256	236,351
Series 2006-02, Class 2M1, 1 Month LIBOR + 0.500% (Cap 11.500%, Floor 0.500%)
0.685%(c)	08/25/36	790	772,947
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.673%(c)	04/01/24	1,547	1,545,879
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	894	952,894
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	07/25/29	23	22,656
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.835%(c)	06/25/57	4,224	4,168,239
Park Avenue Funding Trust,
Series 2020-02, Class PT, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.184%(c)	06/02/22	17,880	17,880,000
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.585%(c)	03/25/28	209	208,689
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
2.885%(c)	03/25/28	2,810	2,643,641
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.385%(c)	06/25/29	18	17,960

Interest Rate	Maturity Date		Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420% (Cap 10.500%, Floor 0.420%)
0.605%(c)	06/25/44			1,344	$1,301,703

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $124,057,796)					124,618,624

SOVEREIGN BONDS — 0.9%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
4.625%	01/11/23			5,670	2,367,905
6.875%	04/22/21			1,995	830,925
7.820%	12/31/33		EUR	787	380,894
7.820%	12/31/33		EUR	381	184,150
8.280%	12/31/33			1,592	718,786
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28	(a)		3,932	3,972,886
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37			800	1,095,812
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/11/25		EUR	2,020	2,203,799
4.750%	04/16/26		EUR	3,580	3,822,241
6.375%	04/11/31		EUR	2,010	2,093,431
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes, 144A
6.375%	02/11/27			1,960	1,833,914
Hellenic Republic Government Bond (Greece),
Bonds
3.650%(cc)	02/24/23		EUR	1,000	1,220,251
3.650%(cc)	02/24/24		EUR	1,000	1,249,636
3.650%(cc)	02/24/26		EUR	800	1,042,208
3.650%(cc)	02/24/31		EUR	2,960	4,114,593
3.650%(cc)	02/24/32		EUR	2,410	3,403,299
3.650%(cc)	02/24/35		EUR	1,795	2,648,517
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34		EUR	1,135	1,795,853
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26		EUR	1,280	1,423,699
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28		EUR	6,820	8,734,988
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	09/05/24			2,200	2,290,033
2.125%	10/25/23			3,200	3,352,094
2.375%	02/13/25			3,000	3,212,945
2.625%	04/20/22			1,400	1,451,196
Portugal Government International Bond (Portugal),
Sr. Unsec’d. Notes, EMTN
5.125%	10/15/24			23,911	27,861,541

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Province of Quebec (Canada),
Unsec’d. Notes, MTN
7.140%(cc)	02/27/26			3,230	$4,238,647
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.950%	06/09/21			2,640	1,074,892
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
6.875%	09/27/23			12,335	14,303,297
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28		GBP	5,880	9,003,320
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33			12,210	15,118,473
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35		EUR	780	946,710
4.125%	03/11/39		EUR	1,576	1,950,789
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22			1,600	1,657,384
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/21			1,500	1,546,936
8.994%	02/01/24			675	725,798
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30		EUR	2,395	2,317,336
7.750%	09/01/22			1,785	1,860,836
8.994%	02/01/24			1,000	1,075,256
9.750%	11/01/28			1,200	1,371,608

TOTAL SOVEREIGN BONDS (cost $138,634,415)					140,496,878

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Fannie Mae Principal Strip, MTN
2.311%(s)	10/08/27			1,735	1,618,852
Federal Home Loan Mortgage Corp.
6.250%	07/15/32	(k)		910	1,429,603
6.750%	09/15/29	(k)		4,030	6,065,000
6.750%	03/15/31			2,800	4,402,849
Federal Home Loan Mortgage Corp., MTN
(3.586)%(s)	12/14/29			2,100	1,872,694
Federal National Mortgage Assoc.
2.000%	TBA			20,000	20,653,125
2.500%	TBA			75,500	78,532,592
3.000%	TBA			97,000	101,986,837
6.250%	05/15/29	(k)		4,270	6,185,093
6.625%	11/15/30	(k)		1,340	2,072,664
7.125%	01/15/30	(k)		100	155,855
Government National Mortgage Assoc.
2.500%	TBA			8,000	8,417,812
2.500%	TBA			35,000	36,752,734
3.000%	TBA			23,000	24,313,516
Tennessee Valley Authority Generic Strip, Bonds
2.769%(s)	09/15/30			2,480	2,099,506
2.897%(s)	03/15/33			461	369,200

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $293,165,131)					296,927,932

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bonds
2.000%	02/15/50	(a)	21,545	$24,658,926
2.875%	05/15/43	(a)	22,570	29,467,956
3.000%	11/15/44	(a)	36,385	48,699,048
3.000%	11/15/45		12,255	16,511,698
3.000%	05/15/47		11,205	15,265,062
3.125%	02/15/43	(a)(h)	74,295	100,692,942
3.375%	05/15/44	(a)	24,445	34,562,938
3.625%	08/15/43	(a)	36,025	52,602,129
3.625%	02/15/44	(a)	54,450	79,684,172
3.750%	11/15/43	(a)	28,740	42,764,222
U.S. Treasury Notes
0.250%	06/30/25		19,465	19,428,503
0.500%	03/31/25	(a)	60,367	60,998,967
0.625%	05/15/30	(a)	48,010	47,859,969
1.250%	08/31/24	(a)	85,460	89,031,961
1.500%	08/15/22	(k)	1,000	1,028,438
1.500%	09/15/22	(k)	1,600	1,647,375
1.500%	01/31/27	(a)	50,000	53,367,187
1.625%	09/30/26		6,045	6,489,402
2.125%	05/15/25	(a)	55,000	59,876,953
2.250%	11/15/25	(a)	54,425	59,956,791
2.250%	11/15/27		20,600	23,191,094
3.125%	11/15/28	(a)	180,230	217,796,691
U.S. Treasury Principal Strips
1.333%(s)	02/15/49		2,295	1,505,825
2.118%(s)	02/15/45	(h)	5,750	3,998,496
U.S. Treasury Strips Coupon
1.279%(s)	11/15/41		21,500	15,893,203
1.408%(s)	08/15/40	(k)	20,340	15,474,291
1.511%(s)	02/15/25		15,000	14,758,008
1.559%(s)	02/15/26		14,500	14,125,606
1.872%(s)	05/15/31		1,600	1,454,312
1.889%(s)	08/15/29	(k)	1,600	1,495,687
2.089%(s)	11/15/35	(k)	2,330	1,965,209
2.131%(s)	11/15/28	(k)	1,620	1,526,977
2.161%(s)	05/15/29	(k)	1,235	1,158,729

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,151,044,707)				1,158,938,767

TOTAL LONG-TERM INVESTMENTS (cost $11,990,199,955)				12,510,254,038

			Shares

SHORT-TERM INVESTMENTS — 30.3%
AFFILIATED MUTUAL FUNDS — 29.0%
PGIM Core Ultra Short Bond Fund(w)			2,976,076,799	2,976,076,799
PGIM Institutional Money Market Fund (cost $1,501,730,452; includes $1,501,147,863 of cash collateral for securities on loan)(b)(w)			1,501,735,770	1,501,735,770

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,477,807,251)				4,477,812,569

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(k)(n) — 1.2%
U.S. Treasury Bills
0.050%	02/25/21	600	$599,397
0.072%	02/25/21	177,600	177,421,471
0.131%	09/17/20	7,300	7,297,786
0.159%	09/17/20	1,300	1,299,605

TOTAL U.S. TREASURY OBLIGATIONS (cost $186,712,009)			186,618,259

OPTIONS PURCHASED*~ — 0.1% (cost $17,443,946)			18,527,706

TOTAL SHORT-TERM INVESTMENTS (cost $4,681,963,206)			4,682,958,534

TOTAL INVESTMENTS—111.1% (cost $16,672,163,161)			17,193,212,572

Liabilities in excess of other assets(z) — (11.1)%			(1,711,287,919)

NET ASSETS — 100.0%			$15,481,924,653

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $26,993,001 and 0.2% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,470,718,453; cash collateral of $1,501,147,863 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2020.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $14,698,906)	3.000%	TBA	08/13/20	(14,000)	$(14,719,750)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	02/03/25	$3,310.00	105	11	$4,126,355
S&P 500 Index (FLEX)	Call	05/05/25	$2,890.00	50	5	2,990,436
S&P 500 Index (FLEX)	Call	12/02/25	$3,150.00	50	5	2,479,366
S&P 500 Index (FLEX)	Call	02/03/26	$3,320.00	105	11	4,558,950

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	05/05/26	$2,920.00	35	4	$2,176,021

Total Exchange Traded (cost $ 17,402,445)						$16,331,128

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	7,266	$162,150
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	17,660	373,125
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	35,057	742,190
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	35,540	778,294
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	7,064	140,819

Total OTC Traded (cost $41,501)							$2,196,578

Total Options Purchased (cost $17,443,946)							$18,527,706

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,315	2 Year U.S. Treasury Notes	Sep. 2020	$290,388,986	$29,937
17	5 Year Euro-Bobl	Sep. 2020	2,578,051	9,153
3,217	5 Year U.S. Treasury Notes	Sep. 2020	404,512,625	892,257
1,198	10 Year U.S. Treasury Notes	Sep. 2020	166,727,912	601,563
141	10 Year U.S. Ultra Treasury Notes	Sep. 2020	22,205,298	101,324
1,372	20 Year U.S. Treasury Bonds	Sep. 2020	244,987,750	(166,286)
153	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	33,377,906	56,369
903	CAC40 10 Euro	Jul. 2020	49,848,465	(28,600)
151	DAX Index	Sep. 2020	52,275,065	629,970
87	IBEX 35 Index	Jul. 2020	7,047,183	(237,078)
1,080	Mini MSCI EAFE Index	Sep. 2020	96,033,600	(1,183,517)
100	NASDAQ 100 E-Mini Index	Sep. 2020	20,294,500	292,591
1,964	Russell 2000 E-Mini Index	Sep. 2020	141,172,320	1,915,091
9,893	S&P 500 E-Mini Index	Sep. 2020	1,528,567,430	13,810,730
149	TOPIX Index	Sep. 2020	21,506,506	(973,404)

				15,750,100

Short Positions:
3,401	2 Year U.S. Treasury Notes	Sep. 2020	751,036,457	(291,017)
195	5 Year U.S. Treasury Notes	Sep. 2020	24,519,727	(60,331)
162	10 Year Euro-Bund	Sep. 2020	32,127,876	(277,289)
2,797	10 Year U.S. Treasury Notes	Sep. 2020	389,263,748	(1,987,819)
460	20 Year U.S. Treasury Bonds	Sep. 2020	82,138,750	(1,410,539)

				(4,026,995)

				$11,723,105

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/20	Citibank, N.A.	GBP	13,336	$16,650,302	$16,525,132	$—	$(125,170)
Euro,
Expiring 07/02/20	Bank of America, N.A.	EUR	72,847	82,183,296	81,847,158	—	(336,138)

				$98,833,598	$98,372,290	—	(461,308)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/20	Barclays Bank PLC	GBP	13,336	$16,237,545	$16,525,132	$—	$(287,587)
Expiring 08/04/20	Citibank, N.A.	GBP	13,336	16,653,250	16,528,736	124,514	—
Euro,
Expiring 07/02/20	Citibank, N.A.	EUR	1,463	1,642,010	1,643,319	—	(1,309)
Expiring 07/02/20	Goldman Sachs International	EUR	1,485	1,686,449	1,667,994	18,455	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	69,900	76,300,044	78,535,845	—	(2,235,801)
Expiring 08/04/20	Bank of America, N.A.	EUR	72,847	82,242,885	81,907,601	335,284	—

				$194,762,183	$196,808,627	478,253	(2,524,697)

						$478,253	$(2,986,005)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)**:
Federation of Russia	12/20/23	1.000%(Q)	18,000	0.830%	$110,377	$(14,087)	$124,464	Barclays Bank PLC
Government of Malaysia	12/20/23	1.000%(Q)	6,000	0.503%	104,905	(4,696)	109,601	Barclays Bank PLC
People’s Republic of China	12/20/23	1.000%(Q)	20,000	0.310%	485,791	(15,652)	501,443	Barclays Bank PLC
Republic of Brazil	12/20/23	1.000%(Q)	30,000	2.089%	(1,093,757)	(23,478)	(1,070,279)	Barclays Bank PLC
Republic of Chile	12/20/23	1.000%(Q)	6,000	0.597%	85,382	(4,696)	90,078	Barclays Bank PLC
Republic of Colombia	12/20/23	1.000%(Q)	8,000	1.184%	(48,506)	(6,261)	(42,245)	Barclays Bank PLC
Republic of Indonesia	12/20/23	1.000%(Q)	8,000	0.948%	16,318	(6,261)	22,579	Barclays Bank PLC
Republic of Panama	12/20/23	1.000%(Q)	6,000	0.842%	34,316	(4,696)	39,012	Barclays Bank PLC
Republic of Peru	12/20/23	1.000%(Q)	6,000	0.663%	71,564	(4,696)	76,260	Barclays Bank PLC
Republic of Philippines	12/20/23	1.000%(Q)	6,000	0.451%	115,990	(4,696)	120,686	Barclays Bank PLC
Republic of South Africa	12/20/23	1.000%(Q)	18,000	2.666%	(992,139)	(14,087)	(978,052)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	30,000	4.654%	(3,472,837)	(23,478)	(3,449,359)	Barclays Bank PLC
United Mexican States	12/20/23	1.000%(Q)	26,000	1.171%	(146,500)	(20,347)	(126,153)	Barclays Bank PLC

					$(4,729,096)	$(147,131)	$(4,581,965)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices—Buy Protection(1)**:
CDX.EM.30.V1	12/20/23	1.000%(Q)	188,000	$4,985,304	$(34,470)	$5,019,774	Barclays Bank PLC

**

The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) . Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
United Mexican States	06/20/23	1.000%(Q)	2,550	$2,152	$12,421	$(10,269)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	2,520	2,127	31,181	(29,054)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	845	713	11,627	(10,914)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	709	10,685	(9,976)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	840	709	3,867	(3,158)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	435	367	2,127	(1,760)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	335	6,147	2,111	4,036	Citibank, N.A.

				$12,924	$74,019	$(61,095)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	7,800	2.453%	$(161,432)	$62,414	$ (223,846)	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)	1,590	1.001%	342	(121,272)	121,614	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)	3,800	1.239%	(34,329)	(678,601)	644,272	Barclays Bank PLC
Hellenic Republic	12/20/24	1.000%(Q)	2,500	1.364%	(38,828)	(484,300)	445,472	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	1,660	1.552%	(47,398)	(260,626)	213,228	Bank of America, N.A.
Hellenic Republic	06/20/26	1.000%(Q)	4,000	1.626%	(140,232)	(566,136)	425,904	Citibank, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,395	0.889%	6,453	5,387	1,066	Morgan Stanley & Co. International PLC
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,125	5.232%	(244,113)	(91,641)	(152,472)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,100	5.232%	(241,241)	(108,783)	(132,458)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	705	5.232%	(80,988)	(37,424)	(43,564)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	5.232%	(80,414)	(36,486)	(43,928)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	700	5.232%	(80,414)	(30,330)	(50,084)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	355	5.232%	(40,781)	(15,294)	(25,487)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	335	5.566%	(59,043)	(28,279)	(30,764)	Citibank, N.A.

					$(1,242,418)	$(2,391,371)	$1,148,953

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%^	12/20/20	0.000%	30,133	*	$(9,426)	$(8,271)	$(1,155)	Citibank, N.A.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	11,900	02/13/30	1.210%(S)	6 Month BBSW(2)(S)	$(53)	$281,991	$282,044
BRL	44,323	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	—	246,397	246,397
BRL	13,051	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	173,899	173,899
BRL	14,797	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	202,515	202,515
BRL	11,949	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	—	129,026	129,026
CNH	33,240	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(384)	111,656	112,040
CNH	96,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	320,417	320,417
CNH	35,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(27)	129,338	129,365
CNH	50,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(119)	184,583	184,702
COP	7,750,000	02/18/25	4.505%(Q)	1 Day COOIS(2)(Q)	—	127,640	127,640
COP	5,475,000	02/18/30	5.072%(Q)	1 Day COOIS(2)(Q)	—	83,703	83,703
COP	3,831,000	02/18/30	5.081%(Q)	1 Day COOIS(2)(Q)	—	62,092	62,092
EUR	8,170	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(3,508)	(18,170)	(14,662)
EUR	13,150	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(5,746)	(83,219)	(77,473)
EUR	5,605	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(24,238)	(84,048)	(59,810)
EUR	17,915	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(155,128)	(472,490)	(317,362)
EUR	570	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(2,856)	(19,947)	(17,091)
EUR	10,215	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(147,021)	(516,320)	(369,299)
EUR	1,145	05/11/39	1.100%(A)	1 Day EONIA(2)(A)	233,955	291,746	57,791
GBP	2,931	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(189,020)	(189,020)
GBP	5,285	05/08/30	1.100%(A)	1 Day SONIA(1)(A)	(313,947)	(647,593)	(333,646)
HUF	196,000	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	—	21,391	21,391
HUF	3,067,000	02/14/30	1.605%(A)	6 Month BUBOR(2)(S)	—	342,346	342,346
HUF	864,000	02/18/30	1.803%(A)	6 Month BUBOR(2)(S)	—	147,947	147,947
JPY	4,894,880	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(6,125)	(6,125)
NZD	4,200	02/14/30	1.522%(S)	3 Month BBR(2)(Q)	—	223,512	223,512
	56,470	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(3,209)	(3,209)
	167,907	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	2,624,789	2,624,789
	139,873	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(146,705)	2,459,878	2,606,583
	113,613	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	63,591	2,166,467	2,102,876
	117,928	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	328,818	2,468,777	2,139,959
	62,935	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(386,922)	(386,922)
	9,145	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(430,668)	(430,668)
	6,100	02/14/30	1.382%(A)	1 Day USOIS(1)(A)	—	(615,246)	(615,246)
	12,148	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	2,530	477,717	475,187

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
	1,385	11/15/45	0.553%(A)	1 Day USOIS(1)(A)	$—	$39,497	$39,497
	1,890	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(168,150)	(168,150)
ZAR	54,400	02/11/30	7.481%(Q)	3 Month JIBAR(2)(Q)	(2,438)	152,082	154,520
ZAR	73,000	02/28/30	7.500%(Q)	3 Month JIBAR(2)(Q)	(22,323)	205,451	227,774
ZAR	39,200	03/02/30	7.625%(Q)	3 Month JIBAR(2)(Q)	1,072	130,739	129,667
ZAR	34,900	03/12/30	7.840%(Q)	3 Month JIBAR(2)(Q)	(322)	146,970	147,292
ZAR	23,100	03/12/30	7.900%(Q)	3 Month JIBAR(2)(Q)	(222)	103,397	103,619
ZAR	4,100	04/01/30	8.600%(Q)	3 Month JIBAR(2)(Q)	(18)	32,095	32,113
ZAR	7,800	04/03/30	9.300%(Q)	3 Month JIBAR(2)(Q)	(163)	85,714	85,877
ZAR	24,600	06/12/30	7.250%(Q)	3 Month JIBAR(2)(Q)	(1,523)	33,181	34,704

					$(196,775)	$10,565,826	$10,762,601

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
IOS.FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	643	$533	$(1,351)	$1,884

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$141,820	$(2,650,395)	$7,961,373	$(6,434,977)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$634,000	$14,172,412
Goldman Sachs & Co. LLC	—	186,618,259

Total	$634,000	$200,790,671

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks	$6,764,244,315	$2,109,272,476	$41,069
Exchange-Traded Funds	12,931,020	—	—
Preferred Stocks	6,677,941	16,237,276	—
Rights	—	2,543	—
Asset-Backed Securities
Automobiles	—	63,014,831	—
Collateralized Loan Obligations	—	138,368,964	—
Consumer Loans	—	39,372,640	—
Credit Cards	—	23,811,961	—
Equipment	—	6,776,641	—
Home Equity Loans	—	11,454,999	—
Other	—	10,149,419	—
Residential Mortgage-Backed Securities	—	34,739,507	—
Student Loans	—	77,736,963	—
Bank Loans	—	8,588,743	1,272,552
Commercial Mortgage-Backed Securities	—	387,473,206	—
Corporate Bonds	—	1,029,031,304	—
Municipal Bonds	—	48,073,467	—
Residential Mortgage-Backed Securities	—	98,929,818	25,688,806
Sovereign Bonds	—	140,496,878	—
U.S. Government Agency Obligations	—	296,927,932	—
U.S. Treasury Obligations	—	1,345,557,026	—
Affiliated Mutual Funds	4,477,812,569	—	—
Options Purchased	16,331,128	2,196,578	—

Total	$11,277,996,973	$5,888,213,172	$27,002,427

Other Financial Instruments*
Assets
Futures Contracts	$18,338,985	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	478,253	—
OTC Packaged Credit Default Swap Agreements	—	6,009,947	—
OTC Credit Default Swap Agreements	—	19,719	—
Centrally Cleared Interest Rate Swap Agreements	—	13,751,284	—
OTC Total Return Swap Agreement	—	533	—

Total	$18,338,985	$20,259,736	$—

Liabilities
Forward Commitment Contract	$—	$(14,719,750)	$—
Futures Contracts	(6,615,880)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,986,005)	—
OTC Packaged Credit Default Swap Agreements	—	(5,753,739)	—
OTC Credit Default Swap Agreements	—	(1,249,213)	(9,426)
Centrally Cleared Interest Rate Swap Agreements	—	(2,988,683)	—

Total	$(6,615,880)	$(27,697,390)	$(9,426)

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (9.7% represents investments purchased with collateral from securities on loan)	29.0%

U.S. Treasury Obligations	8.7%
Banks	4.5

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (con’t):

Software	4.2%
Pharmaceuticals	3.7
Semiconductors & Semiconductor Equipment	2.7
Commercial Mortgage-Backed Securities	2.5
IT Services	2.3
Technology Hardware, Storage & Peripherals	2.2
Internet & Direct Marketing Retail	2.0
Interactive Media & Services	2.0
U.S. Government Agency Obligations	1.9
Insurance	1.8
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	1.7
Equity Real Estate Investment Trusts (REITs)	1.6
Capital Markets	1.6
Biotechnology	1.5
Specialty Retail	1.3
Chemicals	1.2
Oil, Gas & Consumable Fuels	1.2
Food & Staples Retailing	1.2
Diversified Telecommunication Services	1.2
Entertainment	1.1
Metals & Mining	1.1
Aerospace & Defense	1.1
Residential Mortgage-Backed Securities	1.0
Electric Utilities	0.9
Sovereign Bonds	0.9
Food Products	0.9
Collateralized Loan Obligations	0.9
Automobiles	0.9
Household Products	0.9
Beverages	0.9
Machinery	0.8
Hotels, Restaurants & Leisure	0.7
Communications Equipment	0.7
Multi-Utilities	0.6
Media	0.6
Tobacco	0.6
Industrial Conglomerates	0.6
Multiline Retail	0.5
Road & Rail	0.5
Building Products	0.5
Student Loans	0.5
Electronic Equipment, Instruments & Components	0.5
Oil & Gas	0.5
Electric	0.5
Electrical Equipment	0.5
Household Durables	0.5
Real Estate Management & Development	0.4
Construction & Engineering	0.4
Gas Utilities	0.4
Telecommunications	0.4
Life Sciences Tools & Services	0.4
Trading Companies & Distributors	0.4
Diversified Financial Services	0.3
Healthcare-Services	0.3
Professional Services	0.3
Real Estate Investment Trusts (REITs)	0.3
Municipal Bonds	0.3

Pipelines	0.3%
Auto Components	0.3
Independent Power & Renewable Electricity Producers	0.3
Wireless Telecommunication Services	0.3
Air Freight & Logistics	0.3
Consumer Finance	0.3
Consumer Loans	0.3
Construction Materials	0.3
Commercial Services & Supplies	0.2
Personal Products	0.2
Leisure Products	0.2
Textiles, Apparel & Luxury Goods	0.2
Airlines	0.2
Auto Manufacturers	0.2
Distributors	0.2
Retail	0.2
Credit Cards	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Commercial Services	0.1
Options Purchased	0.1
Diversified Consumer Services	0.1
Gas	0.1
Energy Equipment & Services	0.1
Foods	0.1
Exchange-Traded Funds	0.1
Home Equity Loans	0.1
Computers	0.1
Healthcare-Products	0.1
Thrifts & Mortgage Finance	0.1
Other	0.1
Mining	0.1
Auto Parts & Equipment	0.1
Health Care Technology	0.1
Home Builders	0.1
Housewares	0.0	*
Multi-National	0.0	*
Oil & Gas Services	0.0	*
Equipment	0.0	*
Transportation	0.0	*
Containers & Packaging	0.0	*
Transportation Infrastructure	0.0	*
Trucking & Leasing	0.0	*
Marine	0.0	*
Paper & Forest Products	0.0	*
Lodging	0.0	*
Water Utilities	0.0	*
Building Materials	0.0	*
Household Products/Wares	0.0	*
Electrical Components & Equipment	0.0	*
Packaging & Containers	0.0	*
Miscellaneous Manufacturing	0.0	*
Engineering & Construction	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (con’t):

Electronics	0.0 *%

111.1
Liabilities in excess of other assets	(11.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$141,820		Premiums received for OTC swap agreements	$2,649,044
Credit contracts	Unrealized appreciation on OTC swap agreements	7,959,489		Unrealized depreciation on OTC swap agreements	6,434,977
Equity contracts	Due from/to broker — variation margin futures	16,648,382	*	Due from/to broker — variation margin futures	2,422,599	*
Equity contracts	Unaffiliated investments	16,333,671		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	478,253		Unrealized depreciation on OTC forward foreign currency exchange contracts	2,986,005
Interest rate contracts	Due from/to broker — variation margin futures	1,690,603	*	Due from/to broker — variation margin futures	4,193,281	*
Interest rate contracts	Due from/to broker — variation margin swaps	13,751,284	*	Due from/to broker — variation margin swaps	2,988,683	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	1,351
Interest rate contracts	Unaffiliated investments	2,196,578		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,884		—	—

		$59,201,964			$21,675,940

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$(11,442,140)	$—	$—	$(3,401,848)
Equity contracts	(34,436)	2,071	4,197,811	—	237,850,980	—	—
Foreign exchange contracts	—	—	—	—	—	5,209,037	—
Interest rate contracts	—	—	—	—	152,380,699	—	(84,406,291)

Total	$(34,436)	$2,071	$4,197,811	$(11,442,140)	$390,231,679	$5,209,037	$(87,808,139)

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(408,272)
Equity contracts	2,135	(4,410,190)	4,585,201	—	—
Foreign exchange contracts	—	—	—	131,125	—
Interest rate contracts	—	1,157,499	18,291,585	—	43,500,907

Total	$2,135	$(3,252,691)	$22,876,786	$131,125	$43,092,635

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$13,719,560	$34,233,333	$3,560,107,932	$1,032,899,749	$102,727,723

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$225,138,520	$1,560,673,444	$242,728,333

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$317,710,971	$684,008

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$1,470,718,453	$(1,470,718,453)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$2,504,535	$(820,610)	$1,683,925	$(1,316,985)	$366,940
Barclays Bank PLC	7,051,138	(6,813,877)	237,261	—	237,261
Citibank, N.A.	1,195,559	(2,199,738)	(1,004,179)	1,004,179	—

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Credit Suisse International	$1,884	$(1,351)	$533	$—	$533
Goldman Sachs International	18,455	—	18,455	—	18,455
JPMorgan Chase Bank, N.A.	—	(2,235,801)	(2,235,801)	2,215,166	(20,635)
Morgan Stanley & Co. International PLC	6,453	—	6,453	—	6,453

	$10,778,024	$(12,071,377)	$(1,293,353)	$1,902,360	$609,007

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $1,470,718,453:
Unaffiliated investments (cost $12,194,355,910)	$12,715,400,003
Affiliated investments (cost $4,477,807,251)	4,477,812,569
Foreign currency, at value (cost $29,574,374)	29,602,376
Receivable for investments sold	220,343,011
Dividends and interest receivable	30,149,457
Due from broker-variation margin futures	22,477,503
Tax reclaim receivable	12,305,451
Unrealized appreciation on OTC swap agreements	7,961,373
Receivable for Portfolio shares sold	5,242,502
Deposit with broker for centrally cleared/exchange-traded derivatives	634,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	478,253
Due from broker-variation margin swaps	278,829
Premiums paid for OTC swap agreements	141,820
Receivable from affiliate	32,024
Prepaid expenses and other assets	1,582,139

Total Assets	17,524,441,310

LIABILITIES
Payable to broker for collateral for securities on loan	1,501,147,863
Payable for investments purchased	501,548,745
Forward commitment contracts, at value (proceeds receivable $14,698,906)	14,719,750
Unrealized depreciation on OTC swap agreements	6,434,977
Payable to affiliate	4,460,805
Payable to custodian	3,492,562
Management fee payable	3,189,527
Unrealized depreciation on OTC forward foreign currency exchange contracts	2,986,005
Premiums received for OTC swap agreements	2,650,395
Accrued expenses and other liabilities	1,037,288
Distribution fee payable	629,662
Foreign capital gains tax liability accrued	209,103
Payable for Portfolio shares repurchased	9,597
Affiliated transfer agent fee payable	378

Total Liabilities	2,042,516,657

NET ASSETS	$15,481,924,653

Net assets were comprised of:
Partners’ Equity	$15,481,924,653

Net asset value and redemption price per share, $15,481,924,653 / 920,126,741 outstanding shares of beneficial interest	$16.83

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $3,476,098 foreign withholding tax, of which $794,689 is reimbursable by an affiliate)	$94,065,058
Interest income	49,857,983
Affiliated dividend income	16,482,906
Income from securities lending, net (including affiliated income of $1,244,123)	1,445,096

Total income	161,851,043

EXPENSES
Management fee	45,458,247
Distribution fee	18,378,503
Custodian and accounting fees	967,564
Trustees’ fees	105,501
Legal fees and expenses	35,901
Audit fee	27,002
Shareholders’ reports	11,161
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	174,494

Total expenses	65,161,833

NET INVESTMENT INCOME (LOSS)	96,689,210

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $797,458)	(1,291,275,140)
Futures transactions	390,231,679
Forward currency contract transactions	5,209,037
Options written transactions	(11,442,140)
Swap agreements transactions	(87,808,139)
Foreign currency transactions	(3,902,743)

(998,987,446)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(42,685)) (net of change in foreign capital gains taxes $554,001)	(1,090,856,119)
Futures	22,876,786
Forward currency contracts	131,125
Swap agreements	43,092,635
Foreign currencies	(655,547)

(1,025,411,120)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(2,024,398,566)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,927,709,356)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$96,689,210	$307,019,027
Net realized gain (loss) on investment and foreign currency transactions	(998,987,446)	493,902,303
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,025,411,120)	2,251,656,675

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,927,709,356)	3,052,578,005

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [528,757,221 and 78,449,109 shares, respectively]	8,069,450,638	1,273,757,756
Portfolio shares repurchased [628,247,216 and 77,863,450 shares, respectively]	(9,288,972,671)	(1,323,407,574)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,219,522,033)	(49,649,818)

CAPITAL CONTRIBUTIONS	—	175,305

TOTAL INCREASE (DECREASE)	(3,147,231,389)	3,003,103,492
NET ASSETS:
Beginning of period	18,629,156,042	15,626,052,550

End of period	$15,481,924,653	$18,629,156,042

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2020 consisted of 86 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 7 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST Advanced Strategies Portfolio (“Advanced Strategies”)	High level of absolute return by using traditional and non-traditional investment strategies and investing in domestic and foreign equity and fixed income securities, derivative instruments and other investment companies.	Brown Advisory, LLC / Loomis Sayles & Company, L.P. / LSV Asset Management / PGIM Fixed Income, which is a business unit of PGIM, Inc. /Pacific Investment Management Company, LLC (“PIMCO”) / QMA LLC (“QMA”) (a wholly-owned subsidiary of PGIM, Inc.) / T. Rowe Price Associates, Inc. (“T. Rowe”) /William Blair Investment Management, LLC

AST AllianzGI World Trends Portfolio (“AllianzGI World Trends”)	Highest potential total return consistent with its specified level of risk tolerance.	Allianz Global Investors U.S. LLC

AST Balanced Asset Allocation Portfolio (“Balanced Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA

AST BlackRock Global Strategies Portfolio (“BlackRock Global Strategies”)	High total return consistent with a moderate level of risk.	BlackRock Financial Management, Inc. / BlackRock International Limited

AST Fidelity Institutional AM® Quantitative Portfolio (“Fidelity Institutional AM® Quantitative”)	Long-term capital growth balanced by current income.	Fidelity Institutional Asset Management, LLC (“FIAM”)

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Portfolio	Objective(s)	Subadviser(s)
AST Preservation Asset Allocation Portfolio (“Preservation Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA

AST Prudential Growth Allocation Portfolio (“Prudential Growth Allocation”)	Total return.	PGIM Fixed Income (a business unit of PGIM, Inc.)/QMA

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

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Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Portfolio limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

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Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Trust’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange

B4

rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating Rate Notes Issued in Conjunction with Securities Held:    Certain Portfolios invested in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation. Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Schedule of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from the registration requirements of the Securities Act of 1933 under Rule 144A.

Financial/Commodity Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily

B5

fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios entered into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. In a reverse repurchase transaction, a Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the term of the reverse repurchase agreement the security is held by the other party and the Portfolio may continue to receive principal and interest payments on the security. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty having a value not less than the value of the reverse repurchase agreement, including accrued interest. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, the Portfolio will be obligated to deliver additional collateral to the buyer.

B6

Forward Rate Agreements:    Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. Certain Portfolios entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit

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spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when

B8

materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2020, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain Portfolios invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls:    Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment

B9

transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs):    Certain Portfolios invested in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in the introductory paragraphs of the Notes to Financial Statements as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped

B10

by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Advanced Strategies	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $ 5 billion; 0.5325% in excess of $20 billion	0.60%
AllianzGI World Trends	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $ 2.75 billion; 0.7125% on next $ 4 billion; 0.6925% in excess of $10 billion	0.72%
Balanced Asset Allocation(2)	0.15%	0.15%
BlackRock Global Strategies	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $ 4 billion; 0.7425% in excess of $10 billion	0.76%
Fidelity Institutional AM® Quantitative	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% in excess of $10 billion	0.63%
Preservation Asset Allocation(2)	0.15%	0.15%
Prudential Growth Allocation	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $ 4 billion; 0.5925% on next $2.5 billion; 0.5725% on next $2.5 billion; 0.5525% on next $ 5 billion; 0.5325% in excess of $20 billion	0.62%

Portfolio	Fee Waivers and/or Expense Limitations
Advanced Strategies	contractually waive 0.0222% through June 30, 2021(1); effective March 1, 2020, contractually waive additional 0.002% through June 30, 2021

B11

Portfolio	Fee Waivers and/or Expense Limitations
AllianzGI World Trends	contractually waive 0.029% through June 30, 2021 effective July 1, 2020, contractually waive additional 0.018% through June 30, 2021
BlackRock Global Strategies	contractually waive 0.022% through June 30, 2021; effective April 1, 2020, contractually waive additional 0.0529% through June 30, 2021
Fidelity Institutional AM® Quantitative	contractually waive 0.02% through June 30, 2021

(1)

The Investment Manager has voluntarily agreed to waive the Portfolio’s investment management fee to the extent Portfolio assets are invested in underlying AST portfolios to gain exposure to small-cap equity securities.

(2)

Fund of Funds Discount: The Investment Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation, AST Capital Growth Asset Allocation, AST Preservation Asset Allocation, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Investment Manager at any time.As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio, with the exception of Balanced Asset Allocation and Preservation Asset Allocation. In addition, no 12b-1 fee is charged for the assets of Advanced Strategies Portfolio that are invested in other Portfolios. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2020, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Advanced Strategies	$75,687
AllianzGI World Trends	14,174
Fidelity Institutional AM® Quantitative	9,910

AST Investment Services, Inc., PAD, PGIM Investments, PGIM, Inc. and QMA are indirect, wholly-owned subsidiaries of Prudential.

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3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Funds and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures.

For the reporting period ended June 30, 2020, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Loss
Advanced Strategies	$18,744,896	$62,391,836	$(3,708,668)
Fidelity Institutional AM® Quantitative	4,233,964	17,338,518	(96,475)
Prudential Growth Allocation	416,595,374	—	—

In March 2019, the following Portfolios were reimbursed by the Investment Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for each affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the year ended December 31, 2019.

Portfolio	Capital Contributions
Advanced Strategies	$1,533
AllianzGI World Trends	448
Balanced Asset Allocation	1,352
BlackRock Global Strategies	252
Fidelity Institutional AM® Quantitative	2,057
Preservation Asset Allocation	81
Prudential Growth Allocation	41,584

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b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In September 2019, the Investment Manager reached a settlement with the SEC relating to the securities lending and foreign withholding tax reclaim matters described below. Under the settlement, the Investment Manager agreed to pay to the SEC disgorgement of fees and a civil penalty. The settlement does not affect the Investment Manager’s ability to manage the Portfolios.

In February 2016, Prudential, the parent company of the Investment Manager, self-reported to the SEC and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction.At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Trust. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Trust’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Trust’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Trust’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of the methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal years ended December 31, 2018 and December 31, 2019.

In addition to the above, Prudential committed to the Trust’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for

B14

which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
Advanced Strategies	$330,705
AllianzGI World Trends	395,116
BlackRock Global Strategies	37,569
Fidelity Institutional AM® Quantitative	172,176
Prudential Growth Allocation	794,689

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
Advanced Strategies	$221,890
AllianzGI World Trends	152,190
BlackRock Global Strategies	30,851
Fidelity Institutional AM® Quantitative	80,177
Prudential Growth Allocation	84,508

The following capital contributions, as described above, have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Capital Contributions
Advanced Strategies	$68,528
AllianzGI World Trends	12,016
BlackRock Global Strategies	1,390
Fidelity Institutional AM® Quantitative	39,700
Prudential Growth Allocation	133,721

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, securities sold short and U.S. Government securities) for the reporting period ended June 30, 2020, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Advanced Strategies	$5,297,734,522	$6,935,521,413
AllianzGI World Trends	3,277,183,275	3,950,237,731
Balanced Asset Allocation	2,482,340,423	3,383,062,823
BlackRock Global Strategies	2,375,477,302	2,738,909,512
Fidelity Institutional AM® Quantitative	3,637,128,757	4,159,496,839
Preservation Asset Allocation	1,255,284,718	1,702,706,518

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Portfolio	Cost of Purchases	Proceeds from Sales
Prudential Growth Allocation	$8,855,346,106	$11,213,366,551

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

Advanced Strategies
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Goldman Sachs Small-Cap Value Portfolio*
$56,897,528	$—	$15,800,000	$(22,546,237)	$4,760,760	$23,312,051	1,228,890	$—
AST Small-Cap Growth Opportunities Portfolio*
60,571,692	17,221,044	20,305,000	(7,568,308)	2,901,236	52,820,664	2,234,377	—
AST Small-Cap Growth Portfolio*
58,798,602	17,221,044	20,305,000	(4,497,717)	2,091,498	53,308,427	971,009	—
AST Small-Cap Value Portfolio*
65,970,786	56,611,572	31,610,000	(3,725,485)	(14,262,544)	72,984,329	3,371,101	—
PGIM Core Ultra Short Bond Fund*
580,011,354	7,156,497,331	6,084,807,070	—	—	1,651,701,615	1,651,701,615	6,322,194
PGIM Institutional Money Market Fund*
631,921,005	1,658,501,684	1,944,165,243	(47,549)	(515,263)	345,694,634	345,694,634	588,786	**

$1,454,170,967	$8,906,052,675	$8,116,992,313	$(38,385,296)	$(5,024,313)	$2,199,821,720		$6,910,980

AllianzGI World Trends
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$56,142,871	$2,916,346,033	$2,799,225,580	$—	$—	$173,263,324	173,263,324	$1,261,111
PGIM Institutional Money Market Fund*
184,221,544	943,662,794	913,864,621	(19,913)	(131,899)	213,867,905	213,867,905	365,762	**

$240,364,415	$3,860,008,827	$3,713,090,201	$(19,913)	$(131,899)	$387,131,229		$1,626,873

Balanced Asset Allocation
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST AB Global Bond Portfolio*
$366,880,651	$56,553,800	$97,020,000	$(3,877,172)	$5,604,628	$328,141,907	27,621,373	$—
AST AQR Emerging Markets Equity Portfolio*
11,950,583	3,664,999	12,686,684	(559,230)	(2,369,668)	—	—	—
AST AQR Large Cap Portfolio*
671,176,513	24,595,001	583,798,269	(258,059,722)	146,086,477	—	—	—
AST BlackRock/Loomis Sayles Bond Portfolio*
332,632,019	50,948,201	87,325,000	(1,251,558)	9,917,899	304,921,561	19,838,748	—

B16

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST ClearBridge Dividend Growth Portfolio*
$696,316,979	$288,081,048	$162,020,000	$(138,457,066)	$39,125,997	$723,046,958	37,193,774	$—
AST Emerging Markets Equity Portfolio*
5,636,331	13,346,184	3,670,000	507,599	(977,464)	14,842,650	1,925,117	—
AST Goldman Sachs Global Income Portfolio*
184,341,255	28,300,701	48,505,000	298,520	5,086,897	169,522,373	13,849,867	—
AST Goldman Sachs Small-Cap Value Portfolio*
97,376,075	16,520,000	8,510,000	(27,504,880)	2,680,143	80,561,338	4,246,776	—
AST High Yield Portfolio*
17,036,655	9,805,000	3,860,000	(2,050,422)	(79,268)	20,851,965	1,974,618	—
AST Hotchkis & Wiley Large-Cap Value Portfolio*
217,921,019	92,825,331	95,670,000	(33,659,528)	(24,233,773)	157,183,049	6,210,314	—
AST International Growth Portfolio*
439,256,289	56,320,100	120,507,500	(39,900,655)	31,408,909	366,577,143	17,348,658	—
AST International Value Portfolio*
433,296,254	87,853,800	87,090,000	(81,490,574)	(7,988,502)	344,580,978	19,523,002	—
AST Jennison Large-Cap Growth Portfolio*
271,362,019	50,820,600	127,262,039	(21,796,222)	54,774,356	227,898,714	4,776,750	—
AST Large-Cap Core Portfolio*
676,037,815	525,842,326	200,498,206	(113,590,637)	79,276,341	967,067,639	48,232,800	—
AST Loomis Sayles Large-Cap Growth Portfolio*
462,523,926	93,561,263	210,910,000	(70,658,977)	99,215,563	373,731,775	5,345,899	—
AST MFS Growth Portfolio*
264,824,263	50,766,099	120,837,240	(47,205,355)	60,762,240	208,310,007	5,722,802	—
AST MFS Large-Cap Value Portfolio*
521,363,582	185,811,200	102,603,974	(96,160,226)	20,752,899	529,163,481	25,939,386	—
AST Mid-Cap Growth Portfolio*
38,216,787	7,807,101	18,650,000	(5,994,060)	5,862,323	27,242,151	2,209,420	—
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*
20,772,019	6,898,000	5,978,911	(5,838,340)	236,285	16,089,053	604,170	—
AST PIMCO Dynamic Bond Portfolio*
73,124,352	11,309,600	19,415,000	(633,573)	(148,254)	64,237,125	6,360,111	—
AST Prudential Core Bond Portfolio*
1,292,692,981	197,990,600	339,575,000	(29,750,259)	47,375,173	1,168,733,495	85,122,614	—
AST QMA International Core Equity Portfolio*
367,991,191	71,468,100	75,580,000	(44,019,154)	(9,540,059)	310,320,078	27,682,433	—
AST Small-Cap Growth Opportunities Portfolio*
85,668,208	12,657,100	32,445,000	(14,359,531)	8,049,061	59,569,838	2,519,875	—
AST Small-Cap Growth Portfolio*
83,402,328	12,657,200	32,445,000	(12,588,633)	9,640,312	60,666,207	1,105,031	—
AST Small-Cap Value Portfolio*
71,381,886	20,025,300	35,205,000	(10,497,138)	(7,318,553)	38,386,495	1,773,048	—
AST T. Rowe Price Large-Cap Growth Portfolio*
331,474,509	65,816,616	150,665,000	(36,075,132)	58,045,606	268,596,599	5,220,537	—

B17

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST T. Rowe Price Large-Cap Value Portfolio*
$483,206,610	$202,205,143	$212,620,000	$(81,238,493)	$(19,040,905)	$372,512,355	26,684,266	$—
AST Templeton Global Bond Portfolio*
263,766	—	—	(16,428)	—	247,338	23,137	—
AST WEDGE Capital Mid-Cap Value Portfolio*
19,855,937	7,025,611	5,845,000	(6,159,685)	60,978	14,937,841	815,384	—
AST Wellington Management Global Bond Portfolio*
905,733,231	141,464,900	242,555,000	(8,795,692)	29,242,500	825,089,939	67,908,637	—
AST Western Asset Core Plus Bond Portfolio*
528,733,554	79,224,499	135,830,000	(11,926,114)	15,033,542	475,235,481	32,911,045	—
AST Western Asset Emerging Markets Debt Portfolio*
15,417,759	10,175,000	3,480,000	(510,584)	(319,323)	21,282,852	1,757,461	—
PGIM Core Ultra Short Bond Fund*
1,102,225,961	3,990,082,289	3,586,254,069	—	—	1,506,054,181	1,506,054,181	7,613,903

$11,090,093,307	$6,472,422,712	$6,969,316,892	$(1,203,818,921)	$656,222,360	$10,045,602,566		$7,613,903

BlackRock Global Strategies
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$634,470,133	$2,229,886,237	$1,899,522,210	$—	$—	$964,834,160	964,834,160	$4,196,790
PGIM Institutional Money Market Fund*
143,939,042	462,241,413	526,570,086	(7,471)	(179,794)	79,423,104	79,423,104	172,020	**

$778,409,175	$2,692,127,650	$2,426,092,296	$(7,471)	$(179,794)	$1,044,257,264		$4,368,810

Fidelity Institutional AM® Quantitative
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$230,073,888	$4,892,222,399	$4,149,642,121	$—	$—	$972,654,166	972,654,166	$3,343,051
PGIM Institutional Money Market Fund*
165,537,214	689,028,484	366,096,016	234,703	(211,825)	488,492,560	488,492,560	474,852	**

$395,611,102	$5,581,250,883	$4,515,738,137	$234,703	$(211,825)	$1,461,146,726		$3,817,903

Preservation Asset Allocation
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST AB Global Bond Portfolio*
$366,730,115	$49,172,200	$86,615,000	$(2,942,136)	$5,010,665	$331,355,844	27,891,906	$—
AST AQR Emerging Markets Equity Portfolio*
3,589,708	1,375,000	4,053,544	(190,302)	(720,862)	—	—	—

B18

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST AQR Large Cap Core Portfolio*
$236,735,356	$16,095,000	$213,830,492	$(75,481,542)	$36,481,678	$—	—	$—
AST BlackRock/Loomis Sayles Bond Portfolio*
333,412,704	44,282,600	77,955,000	(528,522)	9,387,912	308,599,694	20,078,054	—
AST ClearBridge Dividend Growth Portfolio*
242,106,496	105,648,542	53,955,000	(45,806,663)	12,468,022	260,461,397	13,398,220	—
AST Emerging Markets Equity Portfolio*
2,494,255	4,472,844	1,112,500	(24,977)	(270,544)	5,559,078	721,022	—
AST Goldman Sachs Global Income Portfolio*
184,326,294	24,609,900	43,310,000	902,809	4,664,656	171,193,659	13,986,410	—
AST Goldman Sachs Small-Cap Value Portfolio*
33,468,686	6,135,000	3,430,000	(9,512,849)	1,013,141	27,673,978	1,458,829	—
AST High Yield Portfolio*
17,074,358	9,275,000	3,425,000	(1,819,454)	(232,450)	20,872,454	1,976,558	—
AST Hotchkis & Wiley Large-Cap Value Portfolio*
72,385,414	36,222,429	30,440,000	(13,183,051)	(5,650,111)	59,334,681	2,344,318	—
AST International Growth Portfolio*
151,416,339	26,256,999	42,642,500	(11,551,482)	10,126,554	133,605,910	6,323,044	—
AST International Value Portfolio*
149,689,495	35,569,500	29,660,000	(25,816,996)	(4,255,047)	125,526,952	7,112,009	—
AST Jennison Large-Cap Growth Portfolio*
91,603,576	21,499,600	43,061,164	(4,618,987)	17,188,657	82,611,682	1,731,538	—
AST Large-Cap Core Portfolio*
238,456,021	195,561,808	69,146,359	(30,022,693)	19,946,515	354,795,292	17,695,526	—
AST Loomis Sayles Large-Cap Growth Portfolio*
156,005,414	39,198,330	71,330,000	(14,557,030)	25,888,770	135,205,484	1,933,993	—
AST MFS Growth Portfolio*
89,318,521	21,474,300	40,842,296	(10,533,366)	16,037,670	75,454,829	2,072,935	—
AST MFS Large-Cap Value Portfolio*
180,040,707	71,128,100	39,126,612	(32,661,898)	6,542,788	185,923,085	9,113,877	—
AST Mid-Cap Growth Portfolio*
15,226,965	3,334,900	6,315,000	(1,639,757)	1,875,539	12,482,647	1,012,380	—
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*
8,094,331	2,694,800	1,981,052	(2,016,112)	(122,232)	6,669,735	250,459	—
AST PIMCO Dynamic Bond Portfolio*
73,302,964	9,739,399	17,335,000	43,577	(778,743)	64,972,197	6,432,891	—
AST Prudential Core Bond Portfolio*
1,297,430,250	172,135,900	303,140,000	(27,494,581)	46,128,580	1,185,060,149	86,311,737	—
AST QMA International Core Equity Portfolio*
126,183,932	29,601,300	25,740,000	(14,258,526)	(3,286,277)	112,500,429	10,035,721	—
AST Small-Cap Growth Opportunities Portfolio*
28,538,636	5,084,800	10,980,000	(4,010,132)	2,145,496	20,778,800	878,968	—
AST Small-Cap Growth Portfolio*
29,765,343	5,092,300	10,980,000	(3,153,938)	2,541,712	23,265,417	423,778	—

B19

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Small-Cap Value Portfolio*
$24,741,208	$8,046,800	$10,950,000	$(3,930,589)	$(2,101,298)	$15,806,121	730,075	$—
AST T. Rowe Price Large-Cap Growth Portfolio*
111,848,557	27,635,330	50,935,000	(9,379,032)	18,236,647	97,406,502	1,893,226	—
AST T. Rowe Price Large-Cap Value Portfolio*
160,273,650	79,304,383	67,625,000	(26,358,873)	(6,430,193)	139,163,967	9,968,765	—
AST Templeton Global Bond Portfolio*
1,496,436	—	—	(93,199)	—	1,403,237	131,266	—
AST WEDGE Capital Mid-Cap Value Portfolio*
7,724,758	2,750,352	1,925,000	(2,138,511)	(204,211)	6,207,388	338,831	—
AST Wellington Management Global Bond Portfolio*
908,741,451	122,979,500	216,530,000	(5,132,898)	26,112,245	836,170,298	68,820,601	—
AST Western Asset Core Plus Bond Portfolio*
529,109,743	68,862,800	121,255,000	(11,915,437)	15,597,860	480,399,966	33,268,696	—
AST Western Asset Emerging Markets Debt Portfolio*
15,067,884	10,045,000	3,080,000	(434,149)	(310,658)	21,288,077	1,757,892	—
PGIM Core Ultra Short Bond Fund*
513,765,881	1,988,580,960	1,727,684,688	—	—	774,662,153	774,662,153	3,715,235	**

$6,400,165,448	$3,243,865,676	$3,430,391,207	$(390,261,296)	$253,032,481	$6,076,411,102		$3,715,235

Prudential Growth Allocation
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$2,276,966,721	$15,162,016,929	$14,462,906,851	$—	$—	$2,976,076,799	2,976,076,799	$16,482,906
PGIM Institutional Money Market Fund*
556,877,263	2,966,466,183	2,022,362,449	(42,685)	797,458	1,501,735,770	1,501,735,770	1,244,123	**

$2,833,843,984	$18,128,483,112	$16,485,269,300	$(42,685)	$797,458	$4,477,812,569		$17,727,029

*	The Fund did not have any capital gain distributions during the reporting period.
**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5.	Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

B20

6.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2020.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2020
AllianzGI World Trends	$33,742,500	2.18%	2	$50,861,000	$—
BlackRock Global Strategies	125,000	2.14	4	335,000	—
Fidelity Institutional AM® Quantitative	27,064,333	2.29	6	43,818,000	—
Prudential Growth Allocation	21,902,000	2.05	2	33,862,000	—

7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2020, all Portfolios offer only a single share class to investors.

As of June 30, 2020, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Advanced Strategies	3	99.9%
AllianzGI World Trends	3	99.9
Balanced Asset Allocation	3	99.8
BlackRock Global Strategies	2	95.9
Fidelity Institutional AM® Quantitative	3	99.9
Preservation Asset Allocation	3	99.8
Prudential Growth Allocation	3	99.9

B21

8.	Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Market Disruption and Geopolitical Risks:    International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Fund of Funds Risk:    The value of an investment in the Portfolios will be related, to a substantial degree, to the investment performance of the underlying funds in which it invests. Therefore, the principal risks of investing in the Portfolios are closely related to the principal risks associated with these underlying funds and their investments. Because the Portfolios’ allocation among different underlying funds and direct investments in securities and derivatives will vary, an investment in the Portfolios may be subject to any and all of these risks at different times and to different degrees. Investing in an underlying fund will also expose the Portfolios to a pro rata portion of the underlying fund’s fees and expenses. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing the investment purpose.

Geographic Concentration Risk:    The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

B22

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk”. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

LIBOR Risk:    Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Portfolios or the financial instruments in which the Portfolios invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

Master Limited Partnership Risk:    The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Portfolios’ investment in MLPs subjects the Portfolios to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Risks of Investments in Bank Loans:    The Portfolios’ ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolios’ scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolios and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolios may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolios’ access to collateral, if any, may be limited by bankruptcy laws.

B23

Risks of Investing in equity REITs:    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios. Since certain Portfolios concentrate in the real estate industry, the holdings of such Portfolios can vary significantly from broad market indexes. As a result, the performance of such Portfolios can deviate from the performance of such indexes.

Risks of Investing in Treasury Inflation Protected Securities (TIPS):    The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if the Portfolios purchase TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, they may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Portfolios hold TIPS, the Portfolios may earn less on the security than on a conventional bond.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Portfolios already own), the Portfolios give up the opportunity for capital appreciation in the security.

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

B24

Financial Highlights

(unaudited)

AST Advanced Strategies Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$21.63		$17.75		$18.85		$16.13	$15.05		$14.94

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.36		0.32		0.27	0.26		0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.26)		3.52		(1.42)		2.45	0.81		(0.08)

Total from investment operations	(1.14)		3.88		(1.10)		2.72	1.07		0.11

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)	—

Net Asset Value, end of period	$20.49		$21.63		$17.75		$18.85	$16.13		$15.05

Total Return(f)	(5.27)%		21.86	%(g)	(5.84	)%(g)	16.86%	7.18	%(h)	0.74%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7,696		$8,758		$7,630		$9,273	$8,475		$8,473
Average net assets (in millions)	$7,469		$8,488		$8,883		$8,935	$8,300		$8,869
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.87	%(j)	0.87%		0.88%		0.87%	0.88%		0.88%
Expenses before waivers and/or expense reimbursement	0.91	%(j)	0.91%		0.91%		0.90%	0.91%		0.92%
Net investment income (loss)	1.18	%(j)	1.79%		1.69%		1.52%	1.68%		1.28%
Portfolio turnover rate(k)(l)	381%		390%		255%		232%	207%		138%

AST AllianzGI World Trends Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.95		$13.52		$14.68		$12.63	$12.05		$12.07

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.24		0.21		0.18	0.16		0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.27)		2.19		(1.37)		1.87	0.41		(0.16)

Total from investment operations	(0.20)		2.43		(1.16)		2.05	0.57		(0.02)

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)	—

Net Asset Value, end of period	$15.75		$15.95		$13.52		$14.68	$12.63		$12.05

Total Return(f)	(1.32)%		18.05	%(g)	(7.90	)%(g)	16.23%	4.81	%(m)	(0.17)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,547		$5,030		$4,323		$5,643	$5,075		$5,230
Average net assets (in millions)	$4,294		$4,865		$5,283		$5,410	$5,071		$4,753
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	1.00	%(j)	0.99%		1.02%		1.02%	1.02%		1.03%
Expenses before waivers and/or expense reimbursement	1.03	%(j)	1.02%		1.02%		1.02%	1.03%		1.03%
Net investment income (loss)	0.96	%(j)	1.62%		1.48%		1.30%	1.30%		1.15%
Portfolio turnover rate(l)	149%		148%		73%		48%	41%		51%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.11%

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(m)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.73%.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

AST Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.48		$17.15		$18.04		$15.70	$14.77		$14.70

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(b)	0.02		0.01		(0.01)	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.55)		3.31		(0.90)		2.35	0.95		0.09

Total from investment operations	(0.55)		3.33		(0.89)		2.34	0.93		0.07

Capital Contributions	—		—	(c)(d)	—		—	—		—

Net Asset Value, end of period	$19.93		$20.48		$17.15		$18.04	$15.70		$14.77

Total Return(e)	(2.69)%		19.42	%(f)	(4.93)%		14.90%	6.30%		0.48%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$10,145		$11,118		$9,755		$11,445	$10,594		$10,497
Average net assets (in millions)	$9,868		$10,760		$11,074		$11,067	$10,379		$10,907
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.16	%(h)	0.16%		0.16%		0.16%	0.16%		0.16%
Expenses before waivers and/or expense reimbursement	0.16	%(h)	0.16%		0.16%		0.16%	0.16%		0.16%
Net investment income (loss)	(—	)%(h)(i)	0.09%		0.06%		(0.04)%	(0.10)%		(0.14)%
Portfolio turnover rate(j)	29%		24%		15%		15%	18%		25%

AST BlackRock Global Strategies Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.62		$13.28		$14.03		$12.45	$11.64		$12.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.30		0.27		0.20	0.17		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.44)		2.04		(1.02)		1.38	0.64		(0.49)

Total from investment operations	(1.34)		2.34		(0.75)		1.58	0.81		(0.36)

Capital Contributions	—		—	(c)(d)(k)	—	(d)(k)	—	—	(d)(l)	—

Net Asset Value, end of period	$14.28		$15.62		$13.28		$14.03	$12.45		$11.64

Total Return(e)	(8.58)%		17.62	%(f)	(5.35	)%(f)	12.69%	6.96	%(f)	(3.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,125		$2,471		$2,138		$2,502	$2,277		$2,222
Average net assets (in millions)	$2,054		$2,409		$2,447		$2,397	$2,208		$2,319
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.10	%(h)	1.11%		1.10%		1.11%	1.12	%(m)	1.10%
Expenses before waivers and/or expense reimbursement	1.15	%(h)	1.13%		1.12%		1.12%	1.12	%(m)	1.10%
Net investment income (loss)	1.36	%(h)	2.07%		1.96%		1.50%	1.42%		1.05%
Portfolio turnover rate(j)	173%		198%		213%		250%	280%		253%

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $(0.005) per share.

(c)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(d)	Less than $0.005 per share.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)	Less than (0.005)%.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(l)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(m)	The expense ratio includes interest expense on short sales of 0.01% for the year ended December 31, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

AST Fidelity Institutional AM® Quantitative Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$16.43		$13.70		$14.85		$12.75	$12.23		$12.11

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.25		0.24		0.18	0.17		0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.05)		2.48		(1.39)		1.92	0.35		(0.04)

Total from investment operations	(0.97)		2.73		(1.15)		2.10	0.52		0.12

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—

Net Asset Value, end of period	$15.46		$16.43		$13.70		$14.85	$12.75		$12.23

Total Return(f)	(5.96)%		20.00	%(g)	(7.74	)%(g)	16.47%	4.25	%(g)	0.99%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,174		$4,810		$4,135		$5,304	$4,792		$4,820
Average net assets (in millions)	$4,017		$4,649		$5,011		$5,095	$4,743		$4,977
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.92	%(i)	0.92%		0.92%		0.94%	0.87%		0.80%
Expenses before waivers and/or expense reimbursement	0.94	%(i)	0.94%		0.93%		0.94%	0.94%		0.94%
Net investment income (loss)	1.00	%(i)	1.61%		1.60%		1.33%	1.34%		1.31%
Portfolio turnover rate(j)(k)	135%		148%		126%		152%	174%		125%

AST Preservation Asset Allocation Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.06		$15.74		$16.19		$14.70	$13.94		$13.92

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(l)	0.01		—	(d)	(0.01)	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)		2.31		(0.45)		1.50	0.78		0.04

Total from investment operations	(0.12)		2.32		(0.45)		1.49	0.76		0.02

Capital Contributions	—		—	(b)(d)	—	(c)(d)	—	—		—

Net Asset Value, end of period	$17.94		$18.06		$15.74		$16.19	$14.70		$13.94

Total Return(f)	(0.66)%		14.74	%(g)	(2.78	)%(g)	10.14%	5.45%		0.14%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6,109		$6,407		$5,833		$6,996	$6,602		$6,781
Average net assets (in millions)	$5,896		$6,305		$6,573		$6,908	$6,711		$7,223
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.16	%(i)	0.16%		0.16%		0.16%	0.16%		0.16%
Expenses before waivers and/or expense reimbursement	0.16	%(i)	0.16%		0.16%		0.16%	0.16%		0.16%
Net investment income (loss)	(0.03	)%(i)	0.05%		0.03%		(0.06)%	(0.11)%		(0.14)%
Portfolio turnover rate(k)	24%		26%		14%		16%	17%		29%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Less than $(0.005) per share.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

AST Prudential Growth Allocation Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.27		$15.33		$16.59		$14.29	$12.98		$13.06

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.29		0.26		0.20	0.19		0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.55)		2.65		(1.53)		2.10	1.12		(0.24)

Total from investment operations	(1.44)		2.94		(1.27)		2.30	1.31		(0.08)

Capital Contributions	—		—	(b)(c)(d)	0.01	(c)	—	—	(d)(e)	—

Net Asset Value, end of period	$16.83		$18.27		$15.33		$16.59	$14.29		$12.98

Total Return(f)	(7.88)%		19.18	%(g)	(7.59	)%(h)	16.10%	10.09	%(g)	(0.61)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15,482		$18,629		$15,626		$20,625	$11,314		$10,796
Average net assets (in millions)	$14,784		$17,922		$19,406		$17,318	$10,643		$7,892
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.89	%(j)	0.87%		0.87%		0.87%	0.90%		0.92%
Expenses before waivers and/or expense reimbursement	0.89	%(j)	0.87%		0.87%		0.87%	0.91%		0.92%
Net investment income (loss)	1.32	%(j)	1.71%		1.56%		1.32%	1.41%		1.21%
Portfolio turnover rate(k)	87%		89%		111%		157%	143%		211%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (7.65)%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager), and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the PGIM Fixed Income unit of PGIM, Inc., the PGIM Real Estate unit of PGIM, Inc., PGIM Limited, QMA LLC (formerly, Quantitative Management Associates LLC) (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PGIM, Inc., Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various time periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Advanced Strategies Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•

The Board noted that the Manager had contractually agreed to waive 0.0222% of its management fee through June 30, 2021. In addition, the Manager has contractually agreed to waive 0.0020% of its investment management fees through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Balanced Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that the Portfolio underperformed its benchmark index over all periods. In that regard, the Board considered the Manager’s assertion that the Peer Universe provided by Broadridge, an independent provider of mutual fund data, is an appropriate tool for comparison of the Portfolio’s performance to other similarly situated funds.

•	The Board noted that the Manager agreed to continue a voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Global Strategies Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Fidelity Institutional AM® Quantitative Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	4th Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted the Manager’s assertion that the Portfolio’s custom benchmark index represents a better source of comparative performance information for asset allocation funds like the Portfolio.

•	The Board noted that the Manager had contractually agreed to waive 0.02% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to continue to monitor performance and to renew the agreements and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Preservation Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that the Portfolio underperformed its custom benchmark index over all periods. In that regard, the Board considered the Manager’s assertion that the Peer Universe provided by Broadridge, an independent provider of mutual fund data, is an appropriate tool for comparison of the Portfolio’s performance to other similarly situated funds.

•	The Board noted that the Manager agreed to continue a voluntary management fee waiver based on the aggregate assets of each Portfolio (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, though it underperformed its benchmark index over the remaining periods.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to performance challenges in calendar year 2019.

•

In this regard, the Board noted that when it considered the performance of the Portfolio one year before, the Portfolio ranked in the first quartile of its Peer Universe over the three- and five-year periods and the second quartile for the ten-year period ended December 31, 2018.

•

The Board considered information provided by the Manager indicating the Manager’s assertion that the Portfolio has demonstrated prolonged periods of peer-relative outperformance in the past, most recently with first and second quartile performance in 2015 (31st percentile), 2016 (9th percentile), and 2017 (43rd percentile); and outperformance versus its benchmark in 2016 and 2017.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST AllianzGI World Trends Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and noted that the Portfolio outperformed its Peer Universe median over the trailing one-year period through March 31, 2020 by 157 basis points.

•	The Board noted that the Manager had contractually agreed to waive 0.029% of its management fee through June 30, 2021.

•

The Board also noted that the Manager had agreed to an additional waiver of 0.018% of the Portfolio’s management fee through June 30, 2021 which would result in the Portfolio’s actual management fee ranking in the 3rd quartile of its Peer Universe.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

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PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-C

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST BlackRock/Loomis Sayles Bond Portfolio

AST BlackRock Low Duration Bond Portfolio

AST MFS Growth Allocation Portfolio

AST T. Rowe Price Asset Allocation Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST BlackRock/Loomis Sayles Bond Portfolio	A3
	AST BlackRock Low Duration Bond Portfolio	A85
	AST MFS Growth Allocation Portfolio	A117
	AST T. Rowe Price Asset Allocation Portfolio	A148

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2020

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2020

AST BlackRock/Loomis Sayles Bond
Credit Quality	(% of Net Assets)
AAA	43.6%
AA	4.3%
A	14.8%
BBB	22.2%
BB	5.1%
B	2.7%
CCC and Below	1.9%
NR	3.2%
Cash/Cash Equivalents	2.2%
Total	100.0%

AST BlackRock Low Duration Bond
Credit Quality	(% of Net Assets)
AAA	49.1%
AA	4.4%
A	14.5%
BBB	27.2%
BB	1.4%
B	0.3%
CCC and Below	0.8%
NR	0.6%
Cash/Cash Equivalents	1.7%
Total	100.0%

AST MFS Growth Allocation
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	1.3%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.1%
U.S. Treasury Notes, 1.375%, 01/31/22	U.S. Treasury Obligations	0.8%
Aon PLC (Class A Stock)	Insurance	0.6%
Nestle SA (Switzerland),	Food Products	0.6%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.6%
Visa, Inc. (Class A Stock)	IT Services	0.6%
Adobe, Inc.	Software	0.5%
U.S. Treasury Notes, 1.375%, 01/31/25	U.S. Treasury Obligations	0.5%
Roche Holding AG (Switzerland),	Pharmaceuticals	0.5%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST T. Rowe Price Asset Allocation
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	2.1%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.0%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.7%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	0.9%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.8%
Visa, Inc. (Class A Stock)	IT Services	0.5%
Federal National Mortgage Assoc., 3.000%, TBA	U.S. Government Agency Obligations	0.5%
Nestle SA (Switzerland),	Food Products	0.5%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	0.5%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	0.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

AST BlackRock/Loomis Sayles Bond Portfolio	Actual	$1,000.00	$1,038.50	0.71%	$3.60
	Hypothetical	$1,000.00	$1,021.33	0.71%	$3.57

AST BlackRock Low Duration Bond Portfolio	Actual	$1,000.00	$1,005.30	0.74%	$3.69
	Hypothetical	$1,000.00	$1,021.18	0.74%	$3.72

AST MFS Growth Allocation Portfolio	Actual	$1,000.00	$921.40	0.97%	$4.63
	Hypothetical	$1,000.00	$1,020.04	0.97%	$4.87

AST T. Rowe Price Asset Allocation Portfolio	Actual	$1,000.00	$965.70	0.88%	$4.30
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A —	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A —	Annual payment frequency for swaps
ABS —	Asset-Backed Security
Aces —	Alternative Credit Enhancements Securities
ADR —	American Depositary Receipt
ARM —	Adjustable Rate Mortgage
ASX —	Australian Securities Exchange
BABs —	Build America Bonds
BROIS —	Brazil Overnight Index Swap
BTP —	Buoni del Tesoro Poliennali
CDI —	Chess Depository Interest
CDO —	Collateralized Debt Obligation
CDOR —	Canadian Dollar Offered Rate
CDX —	Credit Derivative Index
CLO —	Collateralized Loan Obligation
CMBX —	Commercial Mortgage-Backed Index
CMT —	Constant Maturity Treasury

CPI —	Consumer Price Index
CVA —	Certificate Van Aandelen (Bearer)
CVT —	Convertible Security
DIP —	Debtor-In-Possession
EAFE —	Europe, Australasia, Far East
EMTN —	Euro Medium Term Note
ETF —	Exchange-Traded Fund
EURIBOR —	Euro Interbank Offered Rate
FHLMC —	Federal Home Loan Mortgage Corporation
FREMF —	Freddie Mac Mortgage Trust
FTSE —	Financial Times Stock Exchange
GDP —	Gross Domestic Product
GMTN —	Global Medium Term Note
iBoxx —	Bond Market Indices
IO —	Interest Only (Principal amount represents notional)
LIBOR —	London Interbank Offered Rate
LP —	Limited Partnership
M —	Monthly payment frequency for swaps
MASTR —	Morgan Stanley Structured Asset Security
MSCI —	Morgan Stanley Capital International
MTN —	Medium Term Note
NATL —	National Public Finance Guaranty Corp.
NSA —	Non-Seasonally Adjusted
NYSE —	New York Stock Exchange
OFZ —	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC —	Over-the-counter
PIK —	Payment-in-Kind
PJSC —	Public Joint-Stock Company
PRFC —	Preference Shares
Q —	Quarterly payment frequency for swaps
REITs —	Real Estate Investment Trust
REMICS —	Real Estate Mortgage Investment Conduit Security
RSP —	Savings Shares
RTS —	Russian Trading System
S —	Semiannual payment frequency for swaps
S&P —	Standard & Poor’s
SDR —	Sweden Depositary Receipt
SONIA —	Sterling Overnight Index Average
SPDR —	Standard & Poor’s Depositary Receipts
SPI —	Swiss Performance Index
STOXX —	Stock Index of the Eurozone
T —	Swap payment upon termination
TBA —	To Be Announced

SEE NOTES TO FINANCIAL STATEMENTS.

A1

Glossary (CONTINUED)

TIPS —	Treasury Inflation-Protected Securities
TOPIX —	Tokyo Stock Price Index
USOIS —	United States Overnight Index Swap

UTS —	Unit Trust Security
XTSE —	Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.8%

ASSET-BACKED SECURITIES — 7.7%
Automobiles — 0.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-01A, Class A, 144A
2.990%	06/20/22	2,885	$2,866,457
Series 2016-02A, Class A, 144A
2.720%	11/20/22	3,890	3,884,832
Series 2019-01A, Class A, 144A
3.450%	03/20/23	685	687,209
CarMax Auto Owner Trust,
Series 2019-04, Class A2A
2.010%	03/15/23	2,202	2,221,835
CarVal CLO Ltd. (Cayman Islands),
Series 2019-02A, Class D, 144A, 3 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
4.835%(c)	07/20/32	250	229,339
Credit Acceptance Auto Loan Trust,
Series 2018-02A, Class A, 144A
3.470%	05/17/27	1,188	1,202,152
Santander Drive Auto Receivables Trust,
Series 2018-02, Class B
3.030%	09/15/22	109	109,632
Series 2018-02, Class C
3.350%	07/17/23	1,010	1,023,344
Series 2019-03, Class A3
2.160%	11/15/22	990	995,961

			13,220,761

Collateralized Loan Obligations — 3.6%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 0.000%)
2.107%(c)	05/01/26	120	119,273
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.319%(c)	07/15/26	577	572,986
AIMCO CLO (Cayman Islands),
Series 2015-AA, Class BR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.519%(c)	01/15/28	250	238,757
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.189%(c)	10/21/28	260	254,526
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.369%(c)	01/15/30	1,060	1,043,506
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.919%(c)	01/15/30	410	397,495
ALM Ltd. (Cayman Islands),
Series 2013-07RA, Class A1R, 144A, 3 Month LIBOR + 1.410% (Cap N/A, Floor 0.000%)
2.629%(c)	10/15/28	520	516,087
Series 2016-19A, Class A2RA, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.669%(c)	04/16/29	450	438,790

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
ALM Ltd./ALM LLC (Cayman Islands),
Series 2015-16A, Class A2R2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.719%(c)	07/15/27	1,020	$991,153
Series 2015-16A, Class BR2, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
3.119%(c)	07/15/27	410	394,529
AMMC CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.648%(c)	11/10/30	500	490,271
Series 2013-13A, Class A1LR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
2.280%(c)	07/24/29	587	579,766
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.806%(c)	11/02/30	250	245,817
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.561%(c)	10/13/30	490	481,678
Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.961%(c)	10/13/30	250	242,028
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.937%(c)	01/28/31	380	371,262
Series 2014-03RA, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
2.387%(c)	01/28/31	440	423,016
Series 2014-03RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.737%(c)	01/28/31	250	236,479
Series 2014-04RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
2.737%(c)	01/28/31	900	853,218
Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
2.669%(c)	01/15/30	1,420	1,368,198
Series 2014-05RA, Class C, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
3.069%(c)	01/15/30	640	600,097
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
2.489%(c)	07/15/30	1,030	1,007,605
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
2.108%(c)	01/28/31	570	556,421
Series 2015-07A, Class BR2, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
2.768%(c)	01/28/31	1,010	978,448
Series 2015-07A, Class D1R2, 144A, 3 Month LIBOR + 3.500% (Cap N/A, Floor 3.500%)
4.518%(c)	01/28/31	250	233,633
Series 2016-08A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.487%(c)	07/28/28	250	242,482

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.299%(c)	04/15/31	765	$746,379
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.145%(c)	04/20/31	500	485,912
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.238%(c)	10/22/30	250	240,386
Series 2019-31A, Class B, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
3.119%(c)	04/15/31	390	381,020
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2017-FL03, Class A, 144A, 1 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)
1.175%(c)	12/15/27	700	687,561
ARI Investments LLC,
—%(p)	01/06/25^	814	773,621
Avery Point CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.091%(c)	04/25/26	1,233	1,227,360
Series 2014-05A, Class AR, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.000%)
2.115%(c)	07/17/26	275	272,726
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.591%(c)	08/05/27	640	633,771
Series 2015-06A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
2.041%(c)	08/05/27	420	405,999
Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.359%(c)	01/15/28	1,190	1,174,513
Babson CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
2.325%(c)	10/20/30	520	508,012
Series 2015-IA, Class BR, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.535%(c)	01/20/31	250	237,542
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.205%(c)	07/18/30	883	854,846
Series 2015-08A, Class A2R2, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
2.685%(c)	07/18/30	442	424,958
Series 2015-08A, Class BR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.135%(c)	07/18/30	394	358,898
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.270%(c)	01/24/29	3,650	3,598,743

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2014-IVA, Class A1RR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.385%(c)	01/20/29	440	$433,962
Series 2015-07A, Class A1AR, 144A, 3 Month LIBOR + 0.780% (Cap N/A, Floor 0.000%)
1.915%(c)	07/18/27	359	356,118
Series 2015-VIA, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.375%(c)	10/18/29	2,210	2,175,416
Series 2015-VIA, Class A2R, 144A, 3 Month LIBOR + 1.720% (Cap N/A, Floor 0.000%)
2.855%(c)	10/18/29	623	604,544
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
2.225%(c)	04/20/31	1,400	1,351,071
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
2.365%(c)	01/20/29	1,619	1,589,633
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.278%(c)	10/22/30	807	784,757
Bowman Park CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
1.540%(c)	11/23/25	190	188,663
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.219%(c)	01/15/31	367	353,515
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
2.105%(c)	04/17/31	559	541,632
Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.487%(c)	07/28/28	360	348,885
CBAM Ltd. (Cayman Islands),
Series 2017-02A, Class B1, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.885%(c)	10/17/29	590	573,495
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
2.365%(c)	10/17/29	720	708,094
Series 2017-03A, Class B1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.835%(c)	10/17/29	250	242,103
CDO Repack SPC Ltd. (Cayman Islands),
Series 2006-CLF01, Class D1, 144A
—%(p)	05/20/30	469	491,481
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
1.543%(c)	06/09/30	305	299,480
Series 2014-04A, Class AR, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
2.273%(c)	07/23/30	960	944,993

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.235%(c)	07/17/31	850	$832,687
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
2.225%(c)	10/20/28	2,340	2,295,409
Series 2017-08A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.385%(c)	10/17/30	3,017	2,968,484
Series 2017-08A, Class B, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.835%(c)	10/17/30	560	540,699
Cent CLO Ltd. (Cayman Islands),
Series 2015-24A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)
2.289%(c)	10/15/26	630	621,947
CIFC Funding Ltd. (Cayman Islands),
Series 2015-02A, Class CR2, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.219%(c)	04/15/30	392	372,596
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.285%(c)	10/20/27	250	247,092
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.119%(c)	04/23/29	800	787,169
Eaton Vance CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
2.379%(c)	01/15/28	250	245,858
Series 2018-01A, Class C, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
3.419%(c)	10/15/30	490	471,762
Elm CLO Ltd. (Cayman Islands),
Series 2014-01A, Class ARR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
2.305%(c)	01/17/29	2,740	2,692,621
Series 2014-01A, Class BRR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.885%(c)	01/17/29	340	332,729
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
2.419%(c)	10/15/30	1,010	989,259
Series 2017-23A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.300%(c)	04/24/29	414	407,636
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680% (Cap N/A, Floor 0.000%)
2.072%(c)	11/15/26	250	235,268
Gilbert Park CLO Ltd. (Cayman Islands),
Series 2017-01A, Class D, 144A, 3 Month LIBOR + 2.950% (Cap N/A, Floor 0.000%)
4.169%(c)	10/15/30	597	538,107
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.951%(c)	10/29/29	4,500	4,420,152

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
GoldentTree Loan Management US CLO Ltd. (Cayman Islands),
Series 2017-01A, Class DR, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.785%(c)	04/20/29	250	$223,136
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.541%(c)	02/05/31	5,006	4,872,276
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.275%(c)	01/20/28	700	684,007
Kayne CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
2.459%(c)	10/15/31	4,125	4,075,578
KKR CLO Ltd. (Cayman Islands),
Series 2016, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.385%(c)	01/20/29	1,177	1,158,075
LCM LP (Cayman Islands),
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
2.685%(c)	10/20/27	750	726,139
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.205%(c)	01/20/31	1,510	1,475,573
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.315%(c)	05/15/28	420	416,337
Madison Park Funding Ltd. (Cayman Islands),
Series 2012-10A, Class AR2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.355%(c)	01/20/29	1,760	1,729,098
Series 2013-11A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
2.203%(c)	07/23/29	730	718,495
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.085%(c)	04/19/30	510	496,744
Series 2015-17A, Class B1R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.859%(c)	07/21/30	280	272,805
Series 2015-18A, Class A1R, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
2.299%(c)	10/21/30	2,950	2,896,555
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
2.018%(c)	01/22/28	749	736,890
Series 2017-23A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.201%(c)	07/27/30	950	934,400
Series 2017-26A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
2.041%(c)	07/29/30	970	949,938

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.315%(c)	12/18/30	490	$477,365
Mariner CLO LLC (Cayman Islands),
Series 2017-04A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.201%(c)	10/26/29	300	295,247
Mariner CLO Ltd.,
Series 2015-01A, Class BR2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.635%(c)	04/20/29	970	934,101
Series 2016-03A, Class BR2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.543%(c)	07/23/29	250	243,758
Series 2016-03A, Class CR2, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
3.093%(c)	07/23/29	698	679,002
Mountain Hawk CLO Ltd. (Cayman Islands),
Series 2013-02A, Class BR, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.735%(c)	07/20/24	295	293,645
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.385%(c)	10/20/30	590	568,213
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
2.215%(c)	10/18/28	320	313,527
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.910% (Cap N/A, Floor 0.000%)
1.797%(c)	10/28/27	930	911,620
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.069%(c)	01/15/28	245	242,458
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2017-26A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.305%(c)	10/18/30	1,030	1,010,458
OCP CLO Ltd. (Cayman Islands),
Series 2013-04A, Class BRR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.920%(c)	04/24/29	626	598,996
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.071%(c)	04/26/31	220	214,078
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.811%(c)	10/26/27	121	119,522
Series 2016-12A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.255%(c)	10/18/28	1,159	1,142,148
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
2.479%(c)	07/15/30	1,910	1,891,155

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.991%(c)	01/25/31	1,990	$1,935,934
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
2.325%(c)	01/20/31	260	254,841
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
2.136%(c)	04/16/31	1,250	1,215,779
OFSI Fund Ltd. (Cayman Islands),
Series 2014-06A, Class A2R, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
2.349%(c)	03/20/25	76	76,047
Series 2014-07A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
2.035%(c)	10/18/26	110	109,740
OHA Credit Funding Ltd. (Cayman Islands),
Series 2019-03A, Class B1, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
2.935%(c)	07/20/32	250	243,063
OZLM Funding Ltd. (Cayman Islands),
Series 2012-01A, Class A1R2, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
2.328%(c)	07/22/29	496	486,241
Series 2013-03A, Class BRR, 144A, 3 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
3.798%(c)	01/22/29	700	687,654
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.348%(c)	10/22/30	288	279,110
Series 2013-04A, Class A2R, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.798%(c)	10/22/30	380	364,306
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.145%(c)	07/17/29	1,240	1,221,612
Series 2015-14A, Class A2AR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.919%(c)	01/15/29	1,050	1,020,362
Series 2017-19A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.439%(c)	11/22/30	400	387,953
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.239%(c)	04/15/31	360	342,715
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.265%(c)	01/17/31	250	244,736
Series 2015-01A, Class A1R2, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.594%(c)	05/21/29	1,750	1,725,220
Series 2015-01A, Class A2R2, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.024%(c)	05/21/29	380	369,145

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.276%(c)	07/16/31		1,300	$1,267,388
Series 2018-03A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.742%(c)	08/15/26		527	509,546
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2019-03A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.977%(c)	08/20/27		300	295,254
Series 2019-04A, Class D, 144A, 3 Month LIBOR + 5.900% (Cap N/A, Floor 5.900%)
6.920%(c)	10/24/27		250	185,453
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.727%(c)	02/20/28		670	639,387
Series 2020-02A, Class A2, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
2.659%(c)	04/20/28		760	731,798
Parallel Ltd. (Cayman Islands),
Series 2015-01A, Class C1R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.885%(c)	07/20/27		250	236,003
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A2, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.124%(c)	11/14/29		580	564,408
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.091%(c)	07/25/31		1,350	1,299,672
Riserva CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
2.275%(c)	10/18/28		750	740,792
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
2.249%(c)	04/15/29		1,380	1,350,622
Series 2017-01A, Class BR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.669%(c)	04/15/29		640	614,440
Series 2017-02A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.719%(c)	10/15/29		1,053	998,560
Series 2017-02A, Class DR, 144A, 3 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
4.069%(c)	10/15/29		646	590,808
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
2.325%(c)	10/20/30		850	833,902
Rockford Tower Europe CLO Ltd. (Ireland),
Series 2018-01X, Class B, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.850%(c)	12/20/31	EUR	269	299,561

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
RR 2 Ltd. (Cayman Islands),
Series 2017-02A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.819%(c)	10/15/29	250	$241,834
RR 3 Ltd. (Cayman Islands),
Series 2018-03A, Class A1R2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
2.309%(c)	01/15/30	740	722,249
RR 6 Ltd. (Cayman Islands),
Series 2019-06A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
2.469%(c)	04/15/30	1,570	1,545,085
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.193%(c)	01/23/29	1,470	1,448,006
Series 2016-03A, Class C, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.693%(c)	01/23/29	250	246,938
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.935%(c)	01/21/31	500	464,922
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.619%(c)	04/15/32	3,130	3,055,356
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	10/15/30	370	358,967
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.193%(c)	01/23/28	650	639,182
Series 2019-21A, Class A, 144A, 3 Month LIBOR + 1.380% (Cap N/A, Floor 1.380%)
2.599%(c)	07/15/32	570	561,160
TCI-Flatiron CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.586%(c)	11/18/30	630	618,093
TIAA CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
2.415%(c)	04/20/29	510	502,247
TICP CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.935%(c)	07/20/27	905	896,620
Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.419%(c)	01/15/29	590	584,951
Series 2016-06A, Class BR, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.919%(c)	01/15/29	860	836,769
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
2.484%(c)	01/20/33	800	783,224

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Series 2020-03A, Class B1, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
3.004%(c)	01/20/33	360	$349,226
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
2.439%(c)	10/15/29	2,365	2,281,770
Voya CLO Ltd. (Cayman Islands),
Series 2014-03A, Class CR, 144A, 3 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
3.641%(c)	07/25/26	270	234,896
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
2.349%(c)	10/15/30	610	597,736
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
2.279%(c)	04/15/31	1,368	1,332,175
Westcott Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
2.345%(c)	07/20/28	910	900,591
York CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.385%(c)	10/20/29	350	343,102
Series 2016-01A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.885%(c)	10/20/29	490	476,922

			132,322,497

Consumer Loans — 0.3%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	1,790	1,790,259
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	2,370	2,336,828
Series 2019-AA, Class B, 144A
3.510%	07/20/32	390	376,395
Series 2019-AA, Class C, 144A
4.010%	07/20/32	340	322,597
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36	2,382	2,427,258
Regional Management Issuance Trust,
Series 2019-01, Class A, 144A
3.050%	11/15/28	1,880	1,848,770
Republic FInance Issuance Trust,
Series 2019-A, Class A, 144A
3.430%	11/22/27	2,200	2,189,043

			11,291,150

Credit Cards — 0.0%
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A
2.030%	04/15/25	1,845	1,862,147

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Equipment — 0.1%
Cloud Pass-Through Trust,
Series 2019-01A, Class CLOU, 144A
3.554%(cc)	12/05/22	2,350	$2,387,255

Home Equity Loans — 0.4%
Bayview Financial Revolving Asset Trust,
Series 2004-B, Class A2, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.650%)
1.484%(c)	05/28/39	109	90,712
Series 2005-A, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
1.184%(c)	02/28/40	452	412,999
Series 2005-E, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
1.184%(c)	12/28/40	216	207,266
Bear Stearns Asset-Backed Securities Trust,
Series 2005-04, Class M2, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
1.385%(c)	01/25/36	13	12,926
Series 2007-HE03, Class 1A4, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.350%)
0.535%(c)	04/25/37	1,477	1,202,054
Citigroup Mortgage Loan Trust,
Series 2007-AHL02, Class A3B, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.385%(c)	05/25/37	1,380	1,048,048
Series 2007-AHL02, Class A3C, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.455%(c)	05/25/37	627	479,732
CWHEQ Revolving Home Equity Loan Resuritization Trust,
Series 2006-RES, Class 4Q1B, 144A, 1 Month LIBOR + 0.300% (Cap 16.000%, Floor 0.300%)
0.485%(c)	12/15/33	184	160,784
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-H, Class 1A, 1 Month LIBOR + 0.150% (Cap 16.000%, Floor 0.150%)
0.335%(c)	11/15/36	317	255,669
EMC Mortgage Loan Trust,
Series 2001-A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.370%)
0.925%(c)	05/25/40	830	792,171
GSAA Home Equity Trust,
Series 2006-04, Class 1A1
3.595%(cc)	03/25/36	394	306,888
Series 2007-02, Class AF3
5.917%(cc)	03/25/37	126	36,428
Home Equity Mortgage Loan Asset-Backed Trust Series SPMD,
Series 2004-A, Class M2, 1 Month LIBOR + 2.025% (Cap N/A, Floor 1.350%)
2.210%(c)	07/25/34	135	132,322
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE07, Class A2C, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.435%(c)	07/25/37	8,600	7,228,635
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	06/25/37	17	16,867

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Option One Mortgage Loan Trust,
Series 2007-FXD1, Class 1A1
5.866%	01/25/37	1,400	$1,313,288
Series 2007-FXD1, Class 2A1
5.866%	01/25/37	579	544,811
Series 2007-FXD2, Class 1A1
5.820%	03/25/37	725	745,620
Yale Mortgage Loan Trust,
Series 2007-01, Class A, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.585%(c)	06/25/37	503	201,454

			15,188,674

Manufactured Housing — 0.1%
ACE Securities Corp. Manufactured Housing Trust,
Series 2003-MH01, Class B2, 144A
—%(p)	08/15/30	363	287,318
BankAmerica Manufactured Housing Contract Trust,
Series 1998-02, Class B1
7.503%(cc)	12/10/25	680	335,743
Cascade MH Asset Trust,
Series 2019-MH01, Class A, 144A
4.000%(cc)	11/25/44	1,697	1,682,348
Conseco Finance Securitizations Corp.,
Series 2000-05, Class A6
7.960%	05/01/31	553	276,777
Series 2000-05, Class A7
8.200%	05/01/31	1,009	519,972
Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A2
5.260%(cc)	01/15/19	174	119,781
Origen Manufactured Housing Contract Trust,
Series 2001-A, Class M1
7.820%(cc)	03/15/32	195	188,845
Series 2007-B, Class A1, 144A, 1 Month LIBOR + 1.200% (Cap 18.000%, Floor 1.200%)
1.385%(c)	10/15/37	374	346,725

			3,757,509

Other — 0.5%
Coinstar Funding LLC,
Series 2017-01A, Class A2, 144A
5.216%	04/25/47	3,133	2,997,117
Colony American Finance Ltd. (Cayman Islands),
Series 2015-01, Class A, 144A
2.896%	10/15/47	24	23,518
Corevest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	1,210	1,241,008
Invitation Homes Trust,
Series 2018-SFR02, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.800%)
1.085%(c)	06/17/37	5,575	5,503,970
Series 2018-SFR03, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.194%(c)	07/17/37	436	433,224

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Series 2018-SFR03, Class E, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.194%(c)	07/17/37	370	$351,727
Litigation Fee Residual Funding Trust,
Series 2015-01, Class A
4.000%	10/01/27^	624	349,580
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43	1,234	1,246,466
Mosaic Solar Loan Trust,
Series 2019-02A, Class A, 144A
2.880%	09/20/40	168	167,547
Series 2020-01A, Class A, 144A
2.100%	04/20/46	190	191,474
Series 2020-01A, Class B, 144A
3.100%	04/20/46	290	292,337
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	3,434	3,448,809
Progress Residential Trust,
Series 2017-SFR01, Class A, 144A
2.768%	08/17/34	538	546,085
Series 2018-SFR01, Class F, 144A
4.778%	03/17/35	100	96,967

			16,889,829

Residential Mortgage-Backed Securities — 2.1%
Ajax Mortgage Loan Trust,
Series 2017-D, Class A, 144A
3.750%	12/25/57	1,652	1,648,820
Series 2017-D, Class B, 144A
—%(p)	12/25/57^	1,626	857,711
Series 2018-A, Class B, 144A
—%(p)	04/25/58	444	211,685
Series 2018-B, Class B, 144A
—%(p)	02/26/57	432	117,726
Series 2018-D, Class A, 144A
3.750%(cc)	08/25/58	1,908	1,790,913
Series 2018-D, Class B, 144A
—%(p)	08/25/58^	523	248,583
Series 2018-E, Class A, 144A
4.375%(cc)	06/25/58	781	789,101
Series 2018-E, Class B, 144A
5.250%(cc)	06/25/58	160	151,428
Series 2018-E, Class C, 144A
—%(p)	06/25/58	367	262,804
Series 2018-F, Class A, 144A
4.375%(cc)	11/25/58	2,548	2,522,917
Series 2018-F, Class B, 144A
5.250%(cc)	11/25/58	411	389,027
Series 2018-F, Class C, 144A
—%(p)	11/25/58	973	549,149
Series 2018-G, Class A, 144A
4.375%(cc)	06/25/57	2,176	2,153,407
Series 2018-G, Class B, 144A
5.250%(cc)	06/25/57	352	332,355
Series 2018-G, Class C, 144A
—%(p)	06/25/57	895	760,884

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2019-A, Class A, 144A
3.750%(cc)	08/25/57	2,151	$2,206,961
Series 2019-A, Class B, 144A
5.250%(cc)	08/25/57	290	252,074
Series 2019-A, Class C, 144A
—%(p)	08/25/57	720	590,652
Series 2019-C, Class A, 144A
3.950%(cc)	10/25/58	1,059	1,057,147
Series 2019-E, Class A, 144A
3.000%	09/25/59	3,523	3,438,973
Series 2019-E, Class B, 144A
4.875%	09/25/59	390	324,768
Series 2019-E, Class C, 144A
—%(p)	09/25/59	919	430,141
Series 2019-G, Class A, 144A
3.000%	09/25/59	2,222	2,153,888
Series 2019-G, Class B, 144A
4.250%	09/25/59	296	239,660
Series 2019-G, Class C, 144A
—%(p)	09/25/59	756	548,011
Series 2019-H, Class A, 144A
3.000%	11/25/59	2,074	2,009,971
Series 2019-H, Class B, 144A
4.250%	11/25/59	270	218,609
Series 2019-H, Class C, 144A
—%(p)	11/25/59	690	527,016
Series 2020-A, Class A, 144A
2.375%	12/25/59	3,657	3,631,181
Series 2020-A, Class B, 144A
3.500%	12/25/59	495	489,737
Series 2020-A, Class C, 144A
—%(p)	12/25/59^	1,212	753,580
Bayview Opportunity Master Fund IVa Trust,
Series 2016-SPL01, Class A, 144A
4.000%	04/28/55	597	611,795
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	321	328,434
Series 2017-RT05, Class A, 144A
3.500%(cc)	05/28/69	1,765	1,821,770
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL01, Class A, 144A
4.000%(cc)	10/28/64	1,128	1,169,122
Series 2017-SPL02, Class A, 144A
4.000%(cc)	06/28/54	351	358,863
Series 2017-SPL03, Class A, 144A
4.000%(cc)	11/28/53	442	457,663
Countrywide Asset-Backed Certificates Trust,
Series 2005-16, Class 1AF
4.635%(cc)	04/25/36	679	652,613
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	09/25/46	52	50,590
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	2,242	2,295,677
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB02, Class AF4
3.257%	12/25/36	107	100,636

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Fannie Mae Grantor Trust,
Series 2002-T10, Class A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.305%(c)	06/25/32	357	$354,803
Fremont Home Loan Trust,
Series 2006-03, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	02/25/37	584	444,896
Series 2006-03, Class 2A3, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.355%(c)	02/25/37	16,433	7,813,162
GE-WMC Asset-Backed Pass-Through Certificates,
Series 2005-02, Class A2C, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.250%)
0.685%(c)	12/25/35	72	70,295
Legacy Mortgage Asset Trust,
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54	731	736,162
Series 2019-SL02, Class A, 144A
3.375%(cc)	02/25/59	1,394	1,392,643
Lehman ABS Mortgage Loan Trust,
Series 2007-01, Class 2A1, 144A, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
0.275%(c)	06/25/37	110	80,782
Series 2007-01, Class 2A4, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.485%(c)	06/25/37	8,731	6,606,995
Long Beach Mortgage Loan Trust,
Series 2006-07, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	08/25/36	916	453,730
Series 2006-09, Class 2A2, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.295%(c)	10/25/36	307	135,699
MASTR Specialized Loan Trust,
Series 2006-03, Class A, 144A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.445%(c)	06/25/46	128	118,296
MCM Capital LLC,
Series 2018-NPL01, Class B, 144A
—%(p)	05/28/58	1,290	895,770
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-02, Class A2C, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.425%(c)	05/25/37	389	268,556
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	449	453,881
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2006-S05, Class A1, 144A, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.200%)
0.585%(c)	10/25/36	257	237,183
SG Mortgage Securities Trust,
Series 2006-FRE02, Class A2C, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	07/25/36	204	60,757

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Soundview Home Loan Trust,
Series 2004-WMC01, Class M2, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
0.980%(c)	01/25/35	12	$10,670
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2007-MN1A, Class A1, 144A, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.415%(c)	01/25/37	9,573	6,421,535
Towd Point Mortgage Trust,
Series 2015-01, Class A5, 144A
3.904%(cc)	10/25/53	930	961,761
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55	1,145	1,220,475
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	1,146	1,172,480
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55	1,080	1,095,453
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	2,552	2,739,518
Series 2019-SJ02, Class M1, 144A
4.500%(cc)	11/25/58	1,360	1,371,873
Vericrest Opportunity Loan Transferee,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	192	192,458
Washington Mutural Asset-Backed Certificates WMABS Trust,
Series 2006-HE04, Class 2A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	09/25/36	1,252	541,136
Series 2006-HE05, Class 1A, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.340%(c)	10/25/36	481	375,313

			75,732,324

Student Loans — 0.2%
Navient Private Education Loan Trust,
Series 2014-AA, Class B, 144A
3.500%	08/15/44	3,000	3,057,097
Navient Private Education Refi Loan Trust,
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
1.085%(c)	11/15/68	330	322,734
SLM Private Credit Student Loan Trust,
Series 2004-B, Class A3, 3 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)
0.643%(c)	03/15/24	1,922	1,893,626
Series 2005-A, Class A3, 3 Month LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.513%(c)	06/15/23	40	40,287
SLM Private Education Loan Trust,
Series 2010-C, Class A5, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 0.000%)
4.935%(c)	10/15/41	1,040	1,110,067

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	900	$932,584

			7,356,395

TOTAL ASSET-BACKED SECURITIES (cost $287,909,313)			280,008,541

BANK LOANS — 2.1%
Advertising — 0.0%
Lamar Media Corp.,
New Term Loan B, 1 Month LIBOR + 1.500%
1.674%(c)	02/05/27	72	70,686

Airlines — 0.1%
Allegiant Travel Co.,
Replacement Term Loan, 1 Month LIBOR + 3.000%
3.434%(c)	02/05/24^	2,118	1,853,013
Kestrel Bidco, Inc. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	12/11/26	2,285	1,826,508

			3,679,521

Building Materials — 0.0%
Jeld-Wen, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.000%
2.178%(c)	12/14/24	440	413,123
Ply Gem Midco, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
3.941%(c)	04/12/25	412	390,341
Tamko Building Products, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	05/29/26^	606	582,161

			1,385,625

Commercial Services — 0.1%
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.928%(c)	11/16/26	2,005	1,916,027

Computers — 0.0%
Everi Payments, Inc.,
Term Loan, 3 Month LIBOR + 10.500%
11.500%(c)	05/09/24^	74	74,740
Term Loan, Term B Loan, 1 Month LIBOR + 2.750%
3.822%(c)	05/09/24	113	105,658

			180,398

Cosmetics/Personal Care — 0.1%
Coty, Inc.,
Term B USD Loans, 1 Month LIBOR + 2.250%
2.425%(c)	04/07/25	2,159	1,921,489

Distribution/Wholesale — 0.0%
KAR Auction Services, Inc.,
Tranche B-6 Term Loan, 1 Month LIBOR + 2.250%
2.500%(c)	09/19/26	743	705,238

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Diversified Financial Services — 0.2%
Caliber Home Loans, Inc.,
Term Loan
—%(p)	04/24/21^	2,025	$2,014,784
LSTAR Securities Financing,
Term Loan
—%(p)	05/30/22^	3,715	3,603,894
Roundpoint Mortgage Servicing Corp.,
Term Loan
—%(p)	08/27/20^	1,518	1,517,647

			7,136,325

Electric — 0.1%
Pacific Gas & Electric Co.,
Loan, 1 Month LIBOR + 4.500%
5.500%(c)	06/23/25	2,631	2,593,727

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.438%(c)	12/17/25^	124	118,260

Engineering & Construction — 0.0%
Frontdoor, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.688%(c)	08/18/25^	256	248,039

Entertainment — 0.1%
18 Fremont Street Acquisition LLC,
Term Loan, 1 Month LIBOR + 8.000%
9.500%(c)	08/09/25	1,912	1,658,739
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
2.678%(c)	05/29/26	1,055	1,008,465
Playtika Holding Corp.,
Term B Loan, 3 Month LIBOR + 6.000%
7.072%(c)	12/10/24	1,563	1,559,974
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
3.808%(c)	07/10/25	196	194,963

			4,422,141

Environmental Control — 0.0%
Robertshaw US Holding Corp.,
Initial Term Loan (Second Lien), 1 Month LIBOR + 8.000%
9.000%(c)	02/28/26^	315	170,100

Foods — 0.0%
JBS USA LUX SA/JBS USA Finance, Inc.,
New Term Loan, 3 Month LIBOR + 2.000%
3.072%(c)	05/01/26	539	513,333

Healthcare-Services — 0.1%
Acadia Healthcare Co., Inc.,
Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%
2.678%(c)	02/16/23	2,001	1,952,398
Select Medical Corp.,
Tranche B Term Loan, 1 Month LIBOR + 2.500%
2.680%(c)	03/06/25	166	156,734

			2,109,132

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Insurance — 0.1%
Asurion LLC,
Amendment No. 14 Replacement B-4 Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	08/04/22	1,336	$1,298,161
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	11/03/23	668	645,263
USI, Inc.,
2019 New Term Loans, 3 Month LIBOR + 4.000%
4.308%(c)	12/02/26	527	509,552

			2,452,976

Internet — 0.1%
Uber Technologies, Inc.,
2018 Refinancing Term Loan, 1 Month LIBOR + 3.500%
3.678%(c)	07/13/23	2,225	2,111,272

Lodging — 0.0%
Aimbridge Acquisition Co., Inc.,
Initial Term Loan (2019) (First Lien), 1 Month LIBOR + 3.750%
3.928%(c)	02/02/26^	578	502,815
Caesars Resort Collection LLC,
Term Loan
—%(p)	06/19/25	255	237,241
Golden Nugget LLC,
Initial B Term Loan, 1 Month LIBOR + 2.500%
3.250%(c)	10/04/23	948	769,465

			1,509,521

Machinery-Diversified — 0.0%
Altra Industrial Motion Corp.,
Term Loan, 1 Month LIBOR + 2.000%
2.180%(c)	10/01/25^	615	583,895
Douglas Dynamics LLC,
2020 Term B Loan, 1 Month LIBOR + 3.750%
4.750%(c)	06/08/26^	146	142,858

			726,753

Media — 0.3%
Airbnb, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 7.500%
8.500%(c)	04/17/25^	383	396,405
Charter Communications Operating LLC,
Term A-4 Loan, 1 Month LIBOR + 1.250%
1.430%(c)	02/01/25	778	748,485
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.435%(c)	07/17/25	2,010	1,900,455
September 2019 Term Loan, 1 Month LIBOR + 2.500%
2.685%(c)	04/15/27	676	641,125
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%/PRIME + 1.500%
2.684%(c)	11/18/24	1,590	1,478,065
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
2.180%(c)	10/04/23	3,969	3,820,460
Sinclair Television Group, Inc.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.690%(c)	09/30/26	1,300	1,233,866

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Media (cont’d.)
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.685%(c)	01/31/28	2,010	$1,918,545

			12,137,406

Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.250%
2.438%(c)	07/31/26^	166	160,840
Zekelman Industries, Inc.,
2020 Term Loan, 1 Month LIBOR + 2.250%
2.430%(c)	01/24/27^	189	180,515

			341,355

Oil & Gas — 0.1%
California Resources Corp.,
Term Loan (08/16), 3 Month LIBOR + 10.375%
11.375%(c)	12/31/21	820	38,072
Term Loan (11/17), 3 Month LIBOR + 4.750%
5.750%(c)	12/31/22	1,511	521,295
Chesapeake Energy Corp.,
Term Loan
9.000%	06/23/24	2,205	1,251,338
RNTR-1, LLC,
Initial Term Loan, 1 Month LIBOR + 2.375%
2.675%(c)	12/20/21^	1,235	1,206,774

			3,017,479

Pharmaceuticals — 0.2%
Bausch Health Co., Inc.,
First Incremental Term Loan, 1 Month LIBOR + 2.750%
2.940%(c)	11/27/25	2,574	2,481,139
Change Healthcare Holdings LLC,
Closing Date Term Loan, 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24	2,719	2,605,239
Grifols Worldwide Operations Ltd. (Spain),
Dollar Tranche B Term Loan, 1 Month LIBOR + 2.000%
2.109%(c)	11/15/27	2,087	2,005,739

			7,092,117

Pipelines — 0.1%
BCP Raptor LLC,
Initial Term Loan, 1 Month LIBOR + 4.750%
4.928%(c)	11/03/25	1,710	1,094,227
Buckeye Partners LP,
Initial Term Loan, 1 Month LIBOR + 2.750%
2.923%(c)	11/01/26	1,728	1,656,836
PLH Group, Inc.,
Term Loan, 1 Month LIBOR + 6.000%
6.474%(c)	08/07/23^	411	337,460

			3,088,523

Real Estate — 0.0%
Spectacle Gary Holdings LLC,
Term Loan, Closing Date Term Loan, 1 Month LIBOR + 9.000%
11.000%(c)	12/23/25^	2,055	1,890,675

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Real Estate Investment Trusts (REITs) — 0.1%
Iron Mountain, Inc.,
Term B Loan, 1 Month LIBOR + 1.750%
1.928%(c)	01/02/26	2,280	$2,166,012
VICI Properties 1 LLC,
Term B Loan, 1 Month LIBOR + 1.750%
1.940%(c)	12/20/24	1,345	1,250,850

			3,416,862

Retail — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.928%(c)	11/19/26	2,960	2,798,798
Foundation Building Materials Holding Co. LLC,
Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	08/13/25	655	628,824

			3,427,622

Software — 0.1%
Interface Security Systems LLC,
Term Loan
—%(p)	08/07/23^	863	830,219
SS&C Technologies, Inc.,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.928%(c)	04/16/25	2,221	2,113,001

			2,943,220

Telecommunications — 0.1%
Connect Finco SARL (United Kingdom),
Initial Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	12/12/26	1,010	947,400
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%
5.500%(c)	07/14/21	206	208,925
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23	205	203,975
Tranche B-4 Term Loan, PRIME + 3.500%
8.750%(c)	01/02/24	232	231,866
Sprint Communications, Inc.,
Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	04/01/27	845	843,560

			2,435,726

Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.308%(c)	12/30/26	626	602,626
XPO Logistics, Inc.,
Refinancing Term Loan (2018), 1 Month LIBOR + 2.000%
2.178%(c)	02/24/25	1,012	985,440

			1,588,066

TOTAL BANK LOANS (cost $82,366,645)			75,349,614

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
1211 Avenue of the Americas Trust,
Series 2015-1211, Class E, 144A
4.280%(cc)	08/10/35	150	$141,893
245 Park Avenue Trust,
Series 2017-245P, Class E, 144A
3.779%(cc)	06/05/37	863	808,275
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	35,683
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class E, 144A, 1 Month LIBOR + 2.119% (Cap N/A, Floor 2.119%)
2.304%(c)	09/15/34	1,020	964,043
AOA Mortgage Trust,
Series 2015-1177, Class C, 144A
3.110%(cc)	12/13/29	250	250,610
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.135%(c)	12/15/36	900	740,979
Series 2017-ATRM, Class E, 144A, 1 Month LIBOR + 3.050% (Cap N/A, Floor 3.050%)
3.235%(c)	12/15/36	163	119,114
BAMLL Commercial Mortgage Securities Trust,
Series 2015-200P, Class F, 144A
3.716%(cc)	04/14/33	250	240,892
Series 2016-ISQ, Class E, 144A
3.727%(cc)	08/14/34	1,265	1,095,209
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	11/15/33	350	328,091
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.685%(c)	11/15/32	190	169,953
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.185%(c)	11/15/32	380	344,644
Series 2018-DSNY, Class D, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.885%(c)	09/15/34	480	429,526
Banc of America Commercial Mortgage Trust,
Series 2017-BNK03, Class XB, IO
0.779%(cc)	02/15/50	3,040	112,353
Series 2017-BNK03, Class XD, IO, 144A
1.436%(cc)	02/15/50	1,000	69,093
Bancorp Commercial Mortgage Trust (The),
Series 2018-CR03, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.035%(c)	01/15/33	35	33,669
BANK,
Series 2019-BN19, Class C
4.169%(cc)	08/15/61	134	119,885
Series 2019-BN20, Class XA, IO
0.963%(cc)	09/15/62	1,755	111,335
Series 2019-BN20, Class XB, IO
0.463%(cc)	09/15/62	5,941	169,138
Series 2019-BN22, Class A4
2.978%	11/15/62	3,105	3,432,174

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-BN24, Class A3
2.960%	11/15/62	1,485	$1,644,444
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
0.907%(c)	03/15/37	160	152,115
Barclays Commercial Mortgage Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.345%(c)	11/25/34	360	339,325
Series 2019-C03, Class XA, IO
1.506%(cc)	05/15/52	1,580	120,019
Bayview Commercial Asset Trust,
Series 2005-04A, Class A1, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.000%)
0.485%(c)	01/25/36	61	57,270
Series 2005-04A, Class M1, 144A, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
0.635%(c)	01/25/36	44	40,326
Series 2006-03A, Class A1, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.000%)
0.435%(c)	10/25/36	103	89,332
BBCMS Trust,
Series 2015-SRCH, Class A1, 144A
3.312%	08/10/35	693	725,295
Series 2015-SRCH, Class XA, IO, 144A
1.122%(cc)	08/10/35	4,630	234,211
Bear Stearns Commercial Mortgage Securities I Trust,
Series 2007-T26, Class AM
5.513%(cc)	01/12/45	132	121,470
Benchmark Mortgage Trust,
Series 2019-B09, Class XA, IO
1.212%(cc)	03/15/52	3,636	254,858
Series 2019-B10, Class 3CCA, 144A
4.029%(cc)	03/15/62	592	594,468
Series 2019-B13, Class XA, IO
1.269%(cc)	08/15/57	8,747	648,524
Series 2019-B14, Class 225C, 144A
3.404%(cc)	12/15/62	347	327,681
Series 2020-B16, Class B
3.176%(cc)	02/15/53	54	52,992
Series 2020-B16, Class C
3.655%(cc)	02/15/53	84	75,655
Series 2020-B16, Class D, 144A
2.500%	02/15/53	129	88,474
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.435%(c)	07/15/35	830	786,367
BWAY Mortgage Trust,
Series 2013-1515, Class A2, 144A
3.454%	03/10/33	298	319,220
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.485%(c)	10/15/36	2,828	2,714,725

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)
2.835%(c)	10/15/36	2,430	$2,292,797
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.185%(c)	12/15/36	2,251	2,138,315
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	390	406,226
Series 2019-OC11, Class D, 144A
4.075%(cc)	12/09/41	1,377	1,271,877
Series 2019-OC11, Class E, 144A
4.075%(cc)	12/09/41	1,714	1,518,472
BXP Trust,
Series 2017-CC, Class D, 144A
3.670%(cc)	08/13/37	150	142,088
Series 2017-CC, Class E, 144A
3.670%(cc)	08/13/37	290	214,138
Series 2017-GM, Class D, 144A
3.539%(cc)	06/13/39	600	621,290
Series 2017-GM, Class E, 144A
3.539%(cc)	06/13/39	260	241,364
CD Mortgage Trust,
Series 2006-CD03, Class AM
5.648%	10/15/48	811	829,382
Series 2017-CD03, Class A4
3.631%	02/10/50	190	211,624
Series 2017-CD04, Class A4
3.514%(cc)	05/10/50	10	11,123
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.861%(cc)	01/10/48	1,390	114,309
Series 2016-C04, Class XB, IO
0.888%(cc)	05/10/58	1,440	53,931
CFK Trust,
Series 2019-FAX, Class D, 144A
4.637%(cc)	01/15/39	463	458,105
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)
0.975%(c)	07/15/32	585	580,305
Series 2017-BIOC, Class D, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.785%(c)	07/15/32	594	585,428
Series 2017-BIOC, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.250%)
2.335%(c)	07/15/32	1,197	1,167,890
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.685%(c)	06/15/34	1,157	1,070,128
Citigroup Commercial Mortgage Trust,
Series 2013-375P, Class C, 144A
3.635%(cc)	05/10/35	180	180,382
Series 2016-GC37, Class C
5.084%(cc)	04/10/49	160	148,731

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-P03, Class D, 144A
2.804%(cc)	04/15/49	11	$5,978
Series 2019-C07, Class A4
3.102%	12/15/72	3,470	3,866,098
Series 2019-GC43, Class A4
3.038%	11/10/52	3,835	4,250,838
Series 2019-PRM, Class E, 144A
4.888%(cc)	05/10/36	759	741,694
Series 2019-SMRT, Class D, 144A
4.903%(cc)	01/10/36	1,460	1,487,057
Commercial Mortgage Trust,
Series 2005-C06, Class F, 144A
5.917%(cc)	06/10/44	78	77,873
Series 2012-LTRT, Class A2, 144A
3.400%	10/05/30	1,350	1,309,138
Series 2014-CR14, Class A4
4.236%(cc)	02/10/47	180	195,390
Series 2014-CR18, Class A4
3.550%	07/15/47	99	106,369
Series 2014-CR19, Class A5
3.796%	08/10/47	320	348,470
Series 2015-03BP, Class XA, IO, 144A
0.168%(cc)	02/10/35	50,000	212,805
Series 2015-CR23, Class A4
3.497%	05/10/48	200	217,290
Series 2015-CR24, Class A5
3.696%	08/10/48	220	242,709
Series 2015-CR25, Class A4
3.759%	08/10/48	540	592,319
Series 2015-CR25, Class XA, IO
0.988%(cc)	08/10/48	637	21,739
Series 2015-LC19, Class D, 144A
2.867%	02/10/48	121	89,491
Series 2015-LC21, Class C
4.484%(cc)	07/10/48	1,000	911,002
Series 2016-667M, Class D, 144A
3.285%(cc)	10/10/36	170	159,524
Series 2018-HCLV, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.585%(c)	09/15/33	3,500	3,296,509
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	2,235	2,181,231
Credit Suisse Mortgage Trust,
Series 2017-PFHP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.135%(c)	12/15/30	170	160,673
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	160	154,198
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class B
4.208%(cc)	06/15/57	290	283,818
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	81,193
Series 2019-C15, Class D, 144A
3.000%	03/15/52	65	43,734

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-C16, Class C
4.237%(cc)	06/15/52	580	$491,976
Series 2019-C16, Class XA, IO
1.729%(cc)	06/15/52	6,505	674,190
Series 2019-C17, Class C
3.934%	09/15/52	477	398,613
Series 2019-C17, Class D, 144A
2.500%	09/15/52	371	246,429
Series 2019-C17, Class XA, IO
1.510%(cc)	09/15/52	6,042	553,060
Series 2019-C17, Class XB, IO
0.702%(cc)	09/15/52	2,850	119,846
DBGS Mortgage Trust,
Series 2019-1735, Class X, IO, 144A
0.431%(cc)	04/10/37	4,470	111,021
DBJPM 16-C1 Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	184,694
DBUBS Mortgage Trust,
Series 2017-BRBK, Class A, 144A
3.452%	10/10/34	500	536,171
Series 2017-BRBK, Class E, 144A
3.648%(cc)	10/10/34	800	786,191
Series 2017-BRBK, Class F, 144A
3.648%(cc)	10/10/34	170	163,850
Exantas Capital Corp. Ltd. (Cayman Islands),
Series 2019-RSO07, Class AS, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.694%(c)	04/15/36	610	589,218
Fannie Mae-Aces,
Series 2015-M15, Class A2
2.923%(cc)	10/25/25	3,675	4,027,140
Series 2015-M17, Class A2
3.015%(cc)	11/25/25	1,561	1,705,791
Series 2016-M04, Class A2
2.576%	03/25/26	2,330	2,488,181
Series 2017-M03, Class A2
2.565%(cc)	12/25/26	1,925	2,087,782
Series 2017-M07, Class A2
2.961%(cc)	02/25/27	1,620	1,794,789
Series 2017-M15, Class A2
3.058%(cc)	09/25/27	755	846,039
Series 2018-M01, Class A2
3.084%(cc)	12/25/27	1,155	1,294,361
Series 2018-M07, Class A2
3.150%(cc)	03/25/28	1,730	1,924,698
Series 2018-M08, Class A2
3.436%(cc)	06/25/28	1,050	1,197,765
Series 2018-M10, Class A2
3.497%(cc)	07/25/28	585	673,049
Series 2018-M12, Class A2
3.776%(cc)	08/25/30	6,735	8,060,823
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0028, Class X1, IO
0.384%(cc)	02/25/23	26,520	152,892
Series K0031, Class X1, IO
0.323%(cc)	04/25/23	13,577	72,522

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K0033, Class X1, IO
0.411%(cc)	07/25/23	10,093	$82,102
Series K0034, Class A2
3.531%(cc)	07/25/23	300	324,599
Series K0035, Class X1, IO
0.505%(cc)	08/25/23	12,417	125,415
Series K0036, Class X1, IO
0.870%(cc)	10/25/23	6,555	139,547
Series K0038, Class X1, IO
1.279%(cc)	03/25/24	4,014	140,556
Series K0040, Class X1, IO
0.856%(cc)	09/25/24	9,821	251,992
Series K0046, Class X1, IO
0.488%(cc)	03/25/25	11,602	180,453
Series K0052, Class X1, IO
0.792%(cc)	11/25/25	4,400	131,869
Series K0053, Class X1, IO
1.024%(cc)	12/25/25	1,945	81,416
Series K0054, Class X1, IO
1.310%(cc)	01/25/26	3,311	185,192
Series K0055, Class X1, IO
1.498%(cc)	03/25/26	1,477	97,615
Series K0057, Class X1, IO
1.323%(cc)	07/25/26	1,935	116,304
Series K0058, Class A2
2.653%	08/25/26	575	629,624
Series K0058, Class X1, IO
1.054%(cc)	08/25/26	1,900	93,312
Series K0059, Class X1, IO
0.433%(cc)	09/25/26	5,669	95,213
Series K0060, Class X1, IO
0.195%(cc)	10/25/26	20,565	114,234
Series K0061, Class A2
3.347%(cc)	11/25/26	1,605	1,830,952
Series K0063, Class A2
3.430%(cc)	01/25/27	1,230	1,412,225
Series K0069, Class A2
3.187%(cc)	09/25/27	240	274,457
Series K0071, Class A2
3.286%	11/25/27	325	374,631
Series K0072, Class A2
3.444%	12/25/27	1,990	2,316,091
Series K0073, Class A2
3.350%	01/25/28	2,080	2,407,526
Series K0103, Class X1, IO
0.756%(cc)	11/25/29	2,644	137,374
Series K0152, Class X1, IO
1.102%(cc)	01/25/31	2,953	220,575
Series K062, Class A2
3.413%	12/25/26	1,150	1,318,750
Series K0725, Class A2
3.002%	01/25/24	1,905	2,045,509
Series K0727, Class A2
2.946%	07/25/24	2,760	2,965,730
Series K1513, Class X1, IO
0.999%(cc)	08/25/34	1,464	119,616

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K1514, Class X1, IO
0.703%(cc)	10/25/34	5,812	$348,904
Series KW02, Class X1, IO
0.440%(cc)	12/25/26	7,248	90,229
FREMF Mortgage Trust,
Series 2017-K64, Class B, 144A
4.117%(cc)	05/25/50	120	129,024
Series 2018-K80, Class B, 144A
4.373%(cc)	08/25/50	1,010	1,114,534
Series 2019-K103, Class B, 144A
3.572%(cc)	12/25/51	140	149,131
FRESB Mortgage Trust,
Series 2018-SB53, Class A10F
3.660%(cc)	06/25/28	226	248,424
Government National Mortgage Assoc.,
Series 2011-038, Class IO
0.194%(cc)	04/16/53	4,023	87,795
Series 2012-023, Class IO
0.321%(cc)	06/16/53	568	6,681
Series 2013-030, Class IO
0.773%(cc)	09/16/53	1,854	61,903
Series 2013-063, Class IO
0.799%(cc)	09/16/51	15,078	632,854
Series 2013-078, Class IO
0.738%(cc)	10/16/54	1,955	67,841
Series 2013-191, Class IO
0.718%(cc)	11/16/53	580	15,525
Series 2014-040, Class AI
1.000%	02/16/39	266	761
Series 2014-052, Class AI
0.825%	08/16/41	727	9,029
Series 2015-037, Class IO
0.718%(cc)	10/16/56	338	15,602
Series 2015-097, Class VA
2.250%	12/16/38	187	193,382
Series 2015-146, Class IB
0.834%(cc)	07/16/55	7,101	303,553
Series 2015-146, Class IC
0.834%(cc)	07/16/55	32,613	1,268,035
Series 2015-189, Class IG
0.897%(cc)	01/16/57	22,173	1,173,809
Series 2016-026, Class IO
0.902%(cc)	02/16/58	2,673	143,120
Series 2016-036, Class IO
0.868%(cc)	08/16/57	555	31,633
Series 2016-067, Class IO
1.059%(cc)	07/16/57	351	21,415
Series 2016-096, Class IO
0.979%(cc)	12/16/57	1,812	103,653
Series 2016-113, Class IO
1.152%(cc)	02/16/58	1,113	84,259
Series 2016-125, Class IO
0.985%(cc)	12/16/57	1,877	116,051
Series 2016-128, Class IO
0.950%(cc)	09/16/56	2,136	140,022
Series 2016-158, Class VA
2.000%	03/16/35	83	84,653

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2016-162, Class IO
0.973%(cc)	09/16/58	2,509	$174,935
GPMT Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.094%(c)	11/21/35	128	126,022
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	534,116
Series 2012-TMSQ, Class D, 144A
3.573%(cc)	12/10/30	170	146,483
GS Mortgage Securities Corp. Trust,
Series 2017-500K, Class D, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.550%)
1.550%(c)	07/15/32	50	48,873
Series 2017-500K, Class E, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.750%)
1.750%(c)	07/15/32	100	97,121
Series 2017-500K, Class F, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 2.150%)
2.150%(c)	07/15/32	40	38,698
Series 2017-500K, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.850%)
2.850%(c)	07/15/32	20	19,021
Series 2017-GPTX, Class A, 144A
2.856%	05/10/34	390	384,116
Series 2019-BOCA, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.385%(c)	06/15/38	320	305,579
Series 2019-SOHO, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.085%(c)	06/15/36	510	497,282
Series 2019-SOHO, Class E, 144A, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.875%)
2.059%(c)	06/15/36	274	256,217
GS Mortgage Securities Trust,
Series 2011-GC05, Class C, 144A
5.555%(cc)	08/10/44	2,025	1,803,199
Series 2015-590M, Class E, 144A
3.932%(cc)	10/10/35	230	223,919
Series 2015-GC32, Class C
4.574%(cc)	07/10/48	90	82,095
Series 2015-GS01, Class A3
3.734%	11/10/48	110	121,640
Series 2017-GS07, Class E, 144A
3.000%	08/10/50	40	27,369
Series 2019-GSA01, Class C
3.933%(cc)	11/10/52	80	71,263
Series 2020-GC45, Class A5
2.911%	02/13/53	1,580	1,728,967
GSCG Trust,
Series 2019-600C, Class F, 144A
4.118%(cc)	09/06/34	290	262,270
HMH Trust,
Series 2017-NSS, Class A, 144A
3.062%	07/05/31	700	672,432

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A, 144A
2.835%	08/10/38	490	$520,593
Series 2019-30HY, Class E, 144A
3.558%(cc)	07/10/39	345	325,133
Series 2019-55HY, Class F, 144A
3.041%(cc)	12/10/41	640	560,303
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	338,705
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A5
3.775%	08/15/47	320	346,962
Series 2015-C33, Class D1, 144A
4.265%(cc)	12/15/48	170	127,679
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class B
4.050%	09/15/50	70	70,733
Series 2019-COR05, Class C
3.750%	06/13/52	158	126,470
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class XC, IO, 144A
0.750%(cc)	12/15/49	1,800	70,756
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	175	178,820
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4FL, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.494%(c)	06/15/45	94	94,097
Series 2015-UES, Class E, 144A
3.742%(cc)	09/05/32	780	768,122
Series 2019-MFP, Class E, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.345%(c)	07/15/36	390	356,742
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.185%(c)	07/15/36	140	124,999
Series 2019-OSB, Class E, 144A
3.909%(cc)	06/05/39	224	174,106
Series 2020-MKST, Class E, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.435%(c)	12/15/36	403	356,815
KNDL Mortgage Trust,
Series 2019-KNSQ, Class E, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.985%(c)	05/15/36	1,808	1,738,316
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-01A, Class 1A, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.435%(c)	03/25/37	191	179,195
LSTAR Commercial Mortgage Trust,
Series 2015-03, Class AS, 144A
3.360%(cc)	04/20/48	263	265,076
Series 2017-05, Class X, IO, 144A
1.148%(cc)	03/10/50	812	28,475

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MFT Trust,
Series 2020-ABC, Class C, 144A
3.477%(cc)	02/06/30	905	$850,769
Series 2020-ABC, Class D, 144A
3.477%(cc)	02/06/30	650	575,883
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XF, IO, 144A
1.355%(cc)	12/15/47	1,070	48,909
Series 2015-C24, Class A4
3.732%	05/15/48	210	230,549
Series 2015-C26, Class A5
3.531%	10/15/48	264	288,501
Series 2015-C26, Class D, 144A
3.060%	10/15/48	170	127,677
Series 2015-C26, Class XD, IO, 144A
1.489%(cc)	10/15/48	1,180	72,239
Morgan Stanley Capital I Trust,
Series 2007-T27, Class AJ
6.215%(cc)	06/11/42	239	239,360
Series 2014-150E, Class D, 144A
4.438%(cc)	09/09/32	347	345,910
Series 2014-CPT, Class F, 144A
3.560%(cc)	07/13/29	130	132,625
Series 2014-CPT, Class G, 144A
3.560%(cc)	07/13/29	1,100	1,122,210
Series 2015-MS01, Class C
4.166%(cc)	05/15/48	230	206,229
Series 2017-CLS, Class F, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.785%(c)	11/15/34	1,155	1,118,935
Series 2017-H01, Class C
4.281%(cc)	06/15/50	50	45,218
Series 2017-H01, Class D, 144A
2.546%	06/15/50	890	577,621
Series 2017-H01, Class XD, IO, 144A
2.357%(cc)	06/15/50	700	84,618
Series 2018-H03, Class A5
4.177%	07/15/51	27	31,600
Series 2019-H06, Class A4
3.417%	06/15/52	292	328,870
Series 2019-H06, Class XB, IO
0.871%(cc)	06/15/52	3,740	198,734
Series 2019-L02, Class A4
4.071%	03/15/52	252	295,910
Series 2019-L02, Class XA, IO
1.194%(cc)	03/15/52	5,127	360,890
Series 2019-NUGS, Class E, 144A, 1 Month LIBOR + 2.244% (Cap N/A, Floor 3.744%)
3.744%(c)	12/15/36	200	176,108
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.134%(c)	06/15/35	121	115,203
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, IO, 144A
0.511%(cc)	05/10/39	7,700	187,592

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.218%(cc)	02/10/32	12,180	$29,287
Series 2017-01MKT, Class XNCP, IO, 144A
—%(p)	02/10/32	2,436	2
PFP Ltd. (Cayman Islands),
Series 2019-05, Class A, 144A, 1 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
1.165%(c)	04/14/36	251	242,709
Series 2019-05, Class AS, 144A, 1 Month LIBOR + 1.420% (Cap N/A, Floor 1.420%)
1.615%(c)	04/14/36	150	144,897
Prima Capital CRE Securitization Ltd. (Cayman Islands),
Series 2015-04A, Class C, 144A
4.000%	08/24/49	270	204,224
Series 2016-06A, Class C, 144A
4.000%	08/24/40	1,140	1,026,000
UBS Commercial Mortgage Trust,
Series 2019-C17, Class XA, IO
1.636%(cc)	10/15/52	4,785	481,495
Series 2019-C18, Class XA, IO
1.178%(cc)	12/15/52	5,040	343,091
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A4
3.185%	03/10/46	3,705	3,836,379
Series 2013-C06, Class A4
3.244%	04/10/46	2,320	2,407,874
US,
Series 2018-USDC, Class E, 144A
4.642%(cc)	05/13/38	190	158,514
Velocity Commercial Capital Loan Trust,
Series 2016-02, Class M2
4.458%(cc)	10/25/46	100	100,319
Series 2016-02, Class M3
5.498%(cc)	10/25/46	100	100,089
Series 2016-02, Class M4
7.226%(cc)	10/25/46	100	101,077
Series 2017-02, Class M3, 144A
4.240%(cc)	11/25/47	135	121,885
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	68	56,958
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class A4
3.695%	11/15/48	110	119,281
Series 2015-NXS01, Class A5
3.148%	05/15/48	64	68,515
Series 2015-NXS04, Class A4
3.718%	12/15/48	110	121,715
Series 2015-P02, Class A4
3.809%	12/15/48	360	401,149
Series 2015-P02, Class D, 144A
3.241%	12/15/48	306	216,995
Series 2016-NXS05, Class D
5.136%(cc)	01/15/59	580	421,879
Series 2017-C39, Class D, 144A
4.496%(cc)	09/15/50	377	264,995

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2017-C41, Class D, 144A
2.600%(cc)	11/15/50		1,966	$1,260,117
Series 2017-HSDB, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.035%(c)	12/13/31		287	271,865
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36		150	165,433
Series 2018-BXI, Class E, 144A, 1 Month LIBOR + 2.157% (Cap N/A, Floor 2.157%)
2.342%(c)	12/15/36		139	131,636
Series 2019-C50, Class XA, IO
1.589%(cc)	05/15/52		3,546	322,375
Series 2019-C52, Class C
3.561%	08/15/52		260	208,609
Series 2020-SDAL, Class D, 144A, 1 Month LIBOR + 2.090% (Cap N/A, Floor 2.090%)
2.275%(c)	02/15/37		200	164,578
Series 2020-SDAL, Class E, 144A, 1 Month LIBOR + 2.740% (Cap N/A, Floor 2.740%)
2.925%(c)	02/15/37		180	144,783
WFRBS Commercial Mortgage Trust,
Series 2011-C04, Class D, 144A
5.390%(cc)	06/15/44		1,350	1,067,582
Series 2014-C21, Class A5
3.678%	08/15/47		345	372,336

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $146,003,601)				147,648,684

CONVERTIBLE BONDS — 0.1%
Electric — 0.0%
NRG Energy, Inc.,
Gtd. Notes
2.750%	06/01/48		479	484,873

Oil & Gas — 0.0%
SM Energy Co.,
Sr. Unsec’d. Notes
1.500%	07/01/21		620	568,572

Oil & Gas Services — 0.0%
Pioneer Energy Services Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% or PIK N/A
5.000%	11/15/25^		385	208,072

Pipelines — 0.1%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 4.875% or PIK N/A
4.875%	05/28/21		2,688	2,731,452

Telecommunications — 0.0%
Digicel Group 0.5 Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	—	(rr)	29	2,063

TOTAL CONVERTIBLE BONDS (cost $3,925,747)				3,995,032

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS — 39.4%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
5.400%	10/01/48		184	$201,059
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26		233	240,759
Gtd. Notes, 144A
3.750%	02/15/28	(a)	1,964	1,860,908
4.000%	02/15/30	(a)	535	513,596
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
4.200%	06/01/30		290	336,730
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.650%	11/01/24		30	33,018
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
4.625%	03/15/30		32	29,219
5.000%	08/15/27	(a)	439	396,222

				3,611,511

Aerospace & Defense — 1.4%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
2.850%	12/15/20		176	177,102
3.800%	10/07/24		334	368,312
3.850%	12/15/25		1,647	1,826,851
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30		200	218,374
Boeing Co. (The),
Sr. Unsec’d. Notes
3.650%	03/01/47		36	31,439
3.825%	03/01/59		19	16,123
4.508%	05/01/23	(a)	1,000	1,056,657
4.875%	05/01/25		298	325,022
5.705%	05/01/40		3,290	3,745,080
5.805%	05/01/50		3,740	4,409,821
5.930%	05/01/60		1,915	2,249,257
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		3,040	2,698,424
5.400%	02/01/27		163	144,031
Embraer Overseas Ltd. (Brazil),
Gtd. Notes
5.696%	09/16/23		366	349,123
General Dynamics Corp.,
Gtd. Notes
3.500%	05/15/25		275	308,046
3.625%	04/01/30	(a)	977	1,141,479
3.750%	05/15/28	(a)	325	380,233
4.250%	04/01/50		441	569,771
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
6.875%	05/01/25	(a)	470	510,511

Interest Rate	Maturity Date		Principal Amount		(000)# Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23			230	$250,181
3.850%	12/15/26			1,650	1,892,949
4.400%	06/15/28			1,795	2,132,598
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30			117	120,028
2.800%	06/15/50			1,051	1,104,775
3.550%	01/15/26			1,245	1,428,539
3.600%	03/01/35			1,082	1,300,363
3.800%	03/01/45			559	679,354
4.070%	12/15/42	(a)		228	292,528
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25			1,430	1,545,602
3.250%	01/15/28			1,828	2,041,858
4.030%	10/15/47			502	606,825
5.250%	05/01/50			343	494,538
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30			3,760	3,908,841
3.650%	08/16/23			70	75,697
3.950%	08/16/25			1,311	1,493,561
4.125%	11/16/28			2,777	3,270,949
4.150%	05/15/45			30	35,839
4.450%	11/16/38			228	278,815
5.400%	05/01/35			296	401,956
Sr. Unsec’d. Notes, 144A
3.150%	12/15/24			410	443,083
3.200%	03/15/24			1,108	1,181,393
4.200%	12/15/44	(a)		229	261,485
7.000%	11/01/28			1,310	1,830,188
7.200%	08/15/27			371	506,405
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26			2,501	2,501,899
8.000%	12/15/25			990	1,039,788

					51,645,693

Agriculture — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25			675	709,652
3.125%	06/15/31		EUR	950	1,162,302
3.800%	02/14/24			550	601,875
4.000%	01/31/24			2,510	2,764,847
4.400%	02/14/26			1,575	1,811,018
4.800%	02/14/29			625	728,575
5.800%	02/14/39			1,601	1,991,901
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30			2,195	2,486,207
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.789%	09/06/24			6,320	6,646,698
3.222%	08/15/24			1,156	1,235,481

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
4.540%	08/15/47		1,063	$1,151,572
4.700%	04/02/27		323	371,121
4.758%	09/06/49		124	139,012
5.282%	04/02/50		311	376,363
Darling Ingredients, Inc.,
Gtd. Notes, 144A
5.250%	04/15/27		180	185,177
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.450%	08/01/39		EUR 1,265	1,319,367
2.875%	05/01/24		122	131,029
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.850%	09/15/23		259	287,317
5.850%	08/15/45		838	1,043,745

				25,143,259

Airlines — 0.3%
Air Canada 2013-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
4.125%	11/15/26		411	377,987
Air Canada 2015-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
5.000%	06/15/25	(a)	207	172,958
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31		352	318,894
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27		4	3,377
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29		1,065	1,078,313
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29		173	160,337
American Airlines 2015-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.400%	03/22/25		993	706,303
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		167	161,208
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25		642	424,447
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29		306	288,359
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30		702	643,815
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27		16	11,024
American Airlines 2017-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.650%	08/15/30		237	226,929

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
American Airlines 2017-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.950%	08/15/26	222	$167,665
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	259	180,100
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	812	747,355
American Airlines 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	866	606,534
Delta Air Lines 2019-1 Class AA Pass Through Trust,
Pass-Through Certificates
3.204%	10/25/25	1,425	1,426,649
Gol Finance SA (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25	209	118,741
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28	426	316,096
United Airlines 2014-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.750%	10/11/23	11	9,681
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	78	69,130
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	117	114,015
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	101	96,694
United Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	07/07/27	76	56,258
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	305	285,261
United Airlines 2016-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.650%	04/07/27	39	28,469
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	187	174,537
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	357	267,596
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	455	409,812
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29	736	522,560
US Airways 2012-2 Class B Pass-Through Trust,
Pass-Through Certificates
6.750%	12/03/22	23	18,376

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
US Airways 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.375%	05/15/23		94	$76,311

				10,265,791

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	(a)	472	473,367
4.875%	05/15/26	(a)	646	651,061
5.375%	05/15/25		640	647,613
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27		1,864	2,045,694
Under Armour, Inc.,
Sr. Unsec’d. Notes
3.250%	06/15/26		38	33,511
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		180	185,362

				4,036,608

Auto Manufacturers — 1.4%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.800%	04/11/26		366	385,546
3.900%	04/09/25		45	49,935
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21		2,130	2,168,734
3.750%	11/05/21	(a)	285	294,549
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.096%	05/04/23		7,490	7,094,654
3.157%	08/04/20		200	199,656
3.200%	01/15/21		430	424,073
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35		4,285	4,244,548
5.200%	04/01/45		207	200,390
6.250%	10/02/43		446	469,169
6.600%	04/01/36		350	376,852
6.750%	04/01/46		117	127,777
General Motors Financial Co., Inc.,
Gtd. Notes
3.500%	11/07/24		1,369	1,394,668
4.000%	01/15/25		390	404,765
Sr. Unsec’d. Notes
2.750%	06/20/25		1,990	1,964,412
5.100%	01/17/24		1,786	1,913,489
5.200%	03/20/23		3,255	3,478,435
Hyundai Capital America,
Gtd. Notes, 144A
3.000%	02/10/27		1,800	1,777,225
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23		2,163	2,183,433
2.650%	02/10/25		2,505	2,504,206

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
3.950%	02/01/22		350	$360,720
Sr. Unsec’d. Notes, 144A, MTN
3.000%	10/30/20		5,345	5,365,194
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	08/29/22		1,140	1,166,777
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes
2.358%	07/02/24	(a)	2,255	2,379,591
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.800%	02/13/25		3,055	3,164,624
3.200%	01/11/27		8	8,909
3.375%	04/01/30	(a)	2,780	3,194,204
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26		1,745	1,867,915
3.750%	05/13/30	(a)	2,335	2,584,445

				51,748,895

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	208	204,352
Aptiv PLC,
Gtd. Notes
5.400%	03/15/49		112	117,227
Lear Corp.,
Sr. Unsec’d. Notes
5.250%	05/15/49		2,330	2,355,427
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30		241	245,851

				2,922,857

Banks — 7.5%
Banco de Credito del Peru (Peru),
Sub. Notes, 144A, MTN
3.125%	07/01/30		378	374,787
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19	(d)	EUR 100	21,786
Banco Internacional del Peru SAA Interbank (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	10/04/26		255	257,689
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		1,640	1,689,053
3.875%	09/20/22	(a)	2,785	2,918,478
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25		334	365,565
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.306%	06/27/29		1,200	1,297,794

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.000%	09/24/22		380	$382,247
Bancolombia SA (Colombia),
Sr. Unsec’d. Notes
3.000%	01/29/25		357	349,902
Bangkok Bank PCL (Thailand),
Sr. Unsec’d. Notes, 144A
4.800%	10/18/20		5,777	5,831,735
Sr. Unsec’d. Notes, 144A, MTN
4.050%	03/19/24		4,205	4,551,416
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	—	(rr)	730	744,715
Sr. Unsec’d. Notes
2.592%	04/29/31		454	480,982
2.738%(ff)	01/23/22		180	181,984
3.366%(ff)	01/23/26		341	372,160
3.419%(ff)	12/20/28		820	912,894
Sr. Unsec’d. Notes, GMTN
2.369%(ff)	07/21/21		4,905	4,909,514
2.625%	04/19/21		3,095	3,150,113
3.593%(ff)	07/21/28		1,770	1,988,017
Sr. Unsec’d. Notes, MTN
2.456%	10/22/25		1,660	1,745,134
2.676%	06/19/41		2,850	2,911,010
2.884%	10/22/30		180	194,514
3.194%(ff)	07/23/30		635	700,427
3.499%(ff)	05/17/22		3,026	3,097,769
3.559%(ff)	04/23/27		6,945	7,756,413
3.705%(ff)	04/24/28		1,573	1,779,558
3.824%(ff)	01/20/28		3,492	3,944,747
3.970%(ff)	03/05/29		1,596	1,829,026
Sub. Notes, MTN
4.200%	08/26/24		129	143,122
4.450%	03/03/26		1,700	1,952,781
Sub. Notes, Series L, MTN
3.950%	04/21/25		920	1,018,209
Bank of East Asia Ltd. (The) (Hong Kong),
Sub. Notes, EMTN
4.000%	05/29/30		250	255,651
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.500%	06/28/24		841	891,437
3.300%	02/05/24		330	357,880
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes
3.726%(ff)	—	(rr)	125	118,243
Jr. Sub. Notes, Series F
4.625%(ff)	—	(rr)	1,415	1,401,080
Sr. Unsec’d. Notes, MTN
3.442%(ff)	02/07/28		1,056	1,191,827
3.500%	04/28/23		98	105,842
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.645%	06/24/31		463	459,577
3.200%	08/10/21		1,280	1,318,010

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
4.375%	01/12/26		758	$855,676
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		710	831,955
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.875%(ff)	09/13/34		471	458,998
6.750%	09/30/22		323	344,384
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%	06/09/26		1,450	1,481,962
2.819%(ff)	11/19/25		4,650	4,863,574
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	(a)	1,120	1,177,821
3.500%	03/01/23	(a)	1,505	1,593,417
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.700%	10/01/29		1,147	1,217,625
China Construction Bank Corp. (China),
Sub. Notes
2.450%	06/24/30		350	348,900
4.250%(ff)	02/27/29		200	213,500
CITIC Ltd. (China),
Sr. Unsec’d. Notes, EMTN
2.850%	02/25/30		200	205,078
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%	06/03/31		139	143,599
2.876%(ff)	07/24/23		5	5,201
2.976%	11/05/30		447	474,772
3.668%(ff)	07/24/28		650	726,777
3.700%	01/12/26		1,004	1,121,854
3.887%(ff)	01/10/28		1,034	1,163,835
4.075%	04/23/29		2,912	3,322,810
4.412%(ff)	03/31/31		4,820	5,693,285
Sub. Notes
4.400%	06/10/25		622	695,401
4.450%	09/29/27		630	716,970
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
3.250%	04/30/30		470	505,211
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
1.000%	05/05/23		781	785,432
2.100%	11/12/21		1,280	1,306,721
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.997%(ff)	12/14/23		1,222	1,271,462
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	09/15/22		903	958,370
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25		200	207,379
5.000%	01/12/22		531	557,485
5.375%	01/12/24		1,705	1,900,811

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.950%	08/20/20		210	$210,225
4.250%	02/04/21		340	344,533
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.150%	12/02/22		5,340	5,525,328
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	—	(rr)	200	200,420
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.650%	01/25/24		1,132	1,232,754
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%
1.562%(c)	05/15/26		650	642,988
Sr. Unsec’d. Notes
2.875%	02/25/21		390	395,151
3.500%	01/23/25		2,179	2,376,581
3.500%	04/01/25		1,253	1,374,101
3.691%(ff)	06/05/28		212	237,048
3.750%	05/22/25		824	911,361
3.750%	02/25/26		658	736,253
3.800%	03/15/30		2,467	2,795,158
3.850%	01/26/27		587	660,013
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23		22	22,852
4.000%	03/03/24		2,070	2,287,337
Sub. Notes
6.750%	10/01/37		2,405	3,480,646
Grupo Aval Ltd. (Colombia),
Gtd. Notes, 144A
4.375%	02/04/30		567	536,089
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.973%	05/22/30	(a)	932	1,035,376
4.041%(ff)	03/13/28		990	1,092,469
4.292%	09/12/26		659	734,779
4.583%(ff)	06/19/29		634	730,836
4.950%	03/31/30	(a)	390	467,546
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.625%	08/06/24		3,005	3,182,930
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24		300	326,890
3.950%	03/29/27		237	272,221
Sr. Unsec’d. Notes, 144A
4.625%	01/06/26		1,599	1,873,865
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—	(rr)	200	187,019
6.500%(ff)	—	(rr)	324	301,706
Sr. Unsec’d. Notes, 144A
2.900%	01/24/23		617	610,717
3.250%	01/24/25		617	608,700

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.005%	03/13/26		2,946	$3,055,756
2.083%	04/22/26		389	404,066
2.182%	06/01/28		2,056	2,127,275
2.739%(ff)	10/15/30		3,505	3,754,672
2.776%(ff)	04/25/23		338	349,846
3.109%	04/22/51		2,662	2,839,975
3.220%(ff)	03/01/25		1,820	1,957,601
3.509%(ff)	01/23/29		1,244	1,401,609
3.540%(ff)	05/01/28		4,670	5,215,487
3.559%(ff)	04/23/24		696	745,179
3.782%(ff)	02/01/28		1,090	1,232,563
3.900%	07/15/25		2,725	3,083,662
3.960%(ff)	01/29/27		1,840	2,093,553
3.964%	11/15/48		396	477,290
4.350%	08/15/21		3,306	3,449,850
4.493%(ff)	03/24/31	(a)	885	1,078,950
4.500%	01/24/22		3,425	3,635,971
4.625%	05/10/21		1,115	1,155,253
Sub. Notes
2.956%	05/13/31	(a)	1,815	1,923,457
Kasikornbank PCL (Thailand),
Sub. Notes, EMTN
3.343%(ff)	10/02/31		250	239,332
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29		117	120,810
4.100%	04/30/28		207	241,296
4.150%	10/29/25		253	291,341
Kookmin Bank (South Korea),
Jr. Sub. Notes, EMTN
4.350%(ff)	—	(rr)	300	307,936
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.100%	07/06/21		990	1,013,310
3.750%	01/11/27		626	692,136
4.050%	08/16/23		674	732,043
4.375%	03/22/28	(a)	324	373,800
Sub. Notes
4.344%	01/09/48	(a)	4,055	4,724,274
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.665%	07/25/22		995	1,033,063
2.998%	02/22/22		140	145,118
3.455%	03/02/23		3,840	4,096,838
3.535%	07/26/21		150	154,875
3.761%	07/26/23		462	501,632
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.273%	09/13/21		533	541,293
2.555%(ff)	09/13/25		2,437	2,533,316
2.839%	07/16/25		201	211,012
2.953%	02/28/22		785	813,846
3.663%	02/28/27	(a)	248	272,626

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
3.625%	01/20/27		839	$944,898
Sr. Unsec’d. Notes, GMTN
2.699%	01/22/31		773	820,320
3.700%	10/23/24	(a)	7,035	7,802,546
3.875%	01/27/26		130	147,615
4.000%	07/23/25		2,944	3,336,494
4.431%(ff)	01/23/30		874	1,040,998
Sr. Unsec’d. Notes, MTN
2.188%	04/28/26	(a)	2,373	2,466,002
2.720%(ff)	07/22/25		419	442,957
3.591%(ff)	07/22/28		858	964,490
3.622%(ff)	04/01/31		1,411	1,613,900
6.250%	08/09/26		1,942	2,481,300
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24		1,300	1,436,450
Northern Trust Corp.,
Sr. Unsec’d. Notes
3.150%	05/03/29		381	433,535
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	08/05/21		1,393	1,424,337
Sub. Notes, 144A
5.625%	09/15/45		1,935	2,420,535
Shinhan Financial Group Co. Ltd. (South Korea),
Sub. Notes, EMTN
3.340%(ff)	02/05/30		300	313,368
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25		5,485	5,591,837
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26		4,645	4,752,900
3.885%(ff)	03/15/24		354	371,702
State Street Corp.,
Jr. Sub. Notes, Series F
5.250%(ff)	—	(rr)	550	523,254
Jr. Sub. Notes, Series H
5.625%(ff)	—	(a)(rr)	2,840	2,777,578
Sr. Unsec’d. Notes
2.650%	05/19/26	(a)	1,066	1,169,256
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.474%	07/08/25		2,765	2,767,014
2.448%	09/27/24		200	210,065
2.696%	07/16/24	(a)	6,338	6,706,514
3.040%	07/16/29		2,515	2,715,515
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	06/12/24		3,565	3,810,503
U.S. Bancorp,
Sub. Notes, MTN
3.000%	07/30/29		478	520,112
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	—	(rr)	1,520	1,584,655

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23		2,420	$2,506,953
4.125%	09/24/25		1,923	2,182,240
4.125%	04/15/26		713	811,389
Washington Mutual Bank,
Sr. Unsec’d. Notes
2.608%	05/01/09	(d)	980	1,656
2.608%	11/06/09	(d)	770	1,532
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	04/22/26	(a)	395	431,114
3.000%	10/23/26	(a)	1,611	1,753,775
3.068%	04/30/41		2,224	2,318,681
Sr. Unsec’d. Notes, MTN
2.393%	06/02/28		1,208	1,247,917
2.879%(ff)	10/30/30		291	310,857
3.000%	02/19/25	(a)	577	621,857
3.500%	03/08/22	(a)	217	227,292
3.550%	09/29/25	(a)	1,326	1,478,481
3.750%	01/24/24		1,251	1,366,937
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
3.325%(ff)	07/23/21		590	592,842

				270,963,330

Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		256	299,475
4.900%	02/01/46		2,560	3,105,168
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		23	26,699
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	01/12/24		580	632,404
3.500%	06/01/30		1,521	1,708,888
4.000%	04/13/28		156	179,980
4.350%	06/01/40	(a)	3,145	3,594,547
4.600%	06/01/60		2,490	2,969,734
4.750%	01/23/29	(a)	3,200	3,863,370
4.900%	01/23/31	(a)	635	797,611
5.450%	01/23/39		3,440	4,340,274
8.200%	01/15/39		194	310,543
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.150%	05/15/38		1,055	1,239,535
5.300%	05/15/48	(a)	2,375	2,947,801
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
4.200%	03/25/50		1,440	1,888,066
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30		950	1,007,621
3.750%	05/01/50	(a)	340	370,232

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Embotelladora Andina SA (Chile),
Sr. Unsec’d. Notes, 144A
3.950%	01/21/50		294	$292,555
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50		4,077	4,198,775
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	(a)	515	571,685
3.400%	11/15/25		870	967,452
4.057%	05/25/23		530	576,958
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42		540	572,608
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.375%	07/29/49		336	385,200
3.875%	03/19/60	(a)	2,025	2,561,412
4.000%	05/02/47		120	150,818
4.450%	04/14/46		13	17,234

				39,576,645

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30		725	766,196
4.400%	05/01/45		1,394	1,737,252
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30		3,021	3,053,260
3.150%	05/01/50		1,115	1,072,552
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	02/01/45		42	54,531
4.600%	09/01/35		271	354,844
4.750%	03/01/46		447	602,788
4.800%	04/01/44		407	543,746

				8,185,169

Building Materials — 0.3%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
1.923%	02/15/23		1,927	1,966,323
2.242%	02/15/25	(a)	2,585	2,651,588
2.700%	02/15/31		1,515	1,508,622
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44		183	208,508
5.125%	09/14/45		7	8,432
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28		224	229,305
5.750%	09/15/26		20	20,432
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29		49	53,282
4.200%	12/01/24		1,605	1,740,342

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28			62	$62,858
5.000%	02/15/27			179	182,758
6.000%	10/15/25			68	69,888
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23			181	180,506
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24			173	171,702
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30			360	390,920

					9,445,466

Chemicals — 1.0%
Air Liquide Finance SA (France),
Gtd. Notes, 144A
2.500%	09/27/26			345	373,481
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25			620	640,487
Braskem America Finance Co. (Brazil),
Gtd. Notes, 144A
7.125%	07/22/41			4,610	4,726,741
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
1.875%	03/15/40		EUR	1,000	1,035,962
3.625%	05/15/26			1,655	1,816,496
4.550%	11/30/25			1,276	1,452,359
5.250%	11/15/41			2	2,401
9.000%	04/01/21			700	741,776
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25			1,321	1,519,104
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.800%	03/24/30			245	310,702
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44			375	439,868
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.000%	05/18/25			340	367,075
5.875%	05/18/30			200	227,099
Gtd. Notes, MTN
5.000%	05/18/25			400	431,853
5.875%	05/18/30			200	227,099
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	03/01/22			4,180	4,144,690
5.250%	12/15/29	(a)		2,500	2,204,100
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
5.625%	04/25/24			3,745	4,038,926

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		4,340	$4,779,631
SABIC Capital II BV (Saudi Arabia),
Gtd. Notes, 144A
4.000%	10/10/23		334	355,919
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	(a)	677	728,914
4.000%	12/15/42		120	130,232
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50		2,925	2,888,975
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30	(a)	365	357,864
4.375%	08/15/25		1,135	1,141,738

				35,083,492

Coal — 0.0%
Yankuang Group Cayman Ltd. (China),
Gtd. Notes
4.750%	11/30/20		200	199,959

Commercial Services — 0.7%
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.375%	07/03/29		200	195,568
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24		672	671,786
Capitol Investment Merger Sub 2 LLC,
Sec’d. Notes, 144A
10.000%	08/01/24	(a)	671	669,524
Claremont Mckenna College,
Unsec’d. Notes
3.378%	01/01/50		416	467,249
Conservation Fund A Nonprofit Corp. (The),
Sr. Unsec’d. Notes
3.474%	12/15/29		152	163,098
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
3.908%	05/31/23		274	284,761
Equifax, Inc.,
Sr. Unsec’d. Notes
2.600%	12/15/25		620	660,470
3.100%	05/15/30		410	435,630
3.300%	12/15/22		995	1,045,573
7.000%	07/01/37		395	490,705
Ford Foundation,
Unsec’d. Notes
2.415%	06/01/50		315	322,579
George Washington University (The),
Unsec’d. Notes
4.126%	09/15/48		404	494,101
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118		910	1,255,663

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Unsec’d. Notes, Series B
4.315%	04/01/49		850	$1,086,348
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30		920	962,134
3.750%	06/01/23		290	312,224
4.000%	06/01/23		48	52,007
4.800%	04/01/26		411	481,717
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27	(a)	380	381,864
Jaguar Holding Co. II/PPD Development LP,
Gtd. Notes, 144A
5.000%	06/15/28		101	103,393
Moody’s Corp.,
Sr. Unsec’d. Notes
2.750%	12/15/21		5	5,147
3.250%	01/15/28		370	409,307
3.750%	03/24/25		267	302,695
4.875%	02/15/24		275	309,490
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25	(a)	150	149,150
Northeastern Univ.,
Unsec’d. Notes
2.894%	10/01/50		215	217,766
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	(a)	439	454,011
2.650%	10/01/26		605	658,081
3.250%	06/01/50	(a)	2,885	3,154,980
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30		699	753,836
3.500%	03/16/23		1,395	1,486,735
4.000%	03/18/29	(a)	1,018	1,171,361
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
3.610%	02/15/2119		1,285	1,500,400
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25		260	261,147
4.875%	01/15/28	(a)	582	596,356
5.250%	01/15/30		47	48,586
5.500%	05/15/27		362	374,715
5.875%	09/15/26		362	379,203
6.500%	12/15/26		400	420,079
Sec’d. Notes
3.875%	11/15/27		599	598,968
University of Southern California,
Unsec’d. Notes
3.028%	10/01/39		46	50,082
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		367	417,364

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
Yale University,
Unsec’d. Notes
1.482%	04/15/30		627	$633,646

				24,889,499

Computers — 1.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.050%	09/11/26		2,980	3,168,893
2.200%	09/11/29	(a)	3,450	3,702,719
3.450%	02/09/45		660	769,658
3.750%	11/13/47		304	373,566
3.850%	05/04/43		241	298,702
4.250%	02/09/47		709	922,983
4.450%	05/06/44		207	275,909
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.900%	10/01/26		686	755,454
6.020%	06/15/26		45	51,482
8.100%	07/15/36	(a)	751	971,944
DXC Technology Co.,
Sr. Unsec’d. Notes
4.000%	04/15/23		3,155	3,310,235
4.125%	04/15/25	(a)	785	835,346
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
3.600%	10/15/20		9	9,056
4.400%	10/15/22		3,640	3,896,218
4.450%	10/02/23		3,650	3,989,121
4.650%	10/01/24	(a)	1,696	1,904,022
6.200%	10/15/35	(a)	3,015	3,704,845
HP, Inc.,
Sr. Unsec’d. Notes
6.000%	09/15/41		100	117,776
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.700%	05/15/27		1,280	1,306,970
1.950%	05/15/30	(a)	2,233	2,277,651
2.850%	05/15/40		931	968,034
3.300%	05/15/26		1,529	1,719,219
3.450%	02/19/26		100	112,654
4.150%	05/15/39		375	454,111
Leidos, Inc.,
Gtd. Notes, 144A
4.375%	05/15/30		1,250	1,408,711
Science Applications International Corp.,
Gtd. Notes, 144A
4.875%	04/01/28		310	307,982
Seagate HDD Cayman,
Gtd. Notes, 144A
4.091%	06/01/29		372	389,122
4.125%	01/15/31		415	435,670

				38,438,053

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Gtd. Notes, 144A
5.875%	05/15/26		193	$193,380
Sr. Sec’d. Notes, 144A
4.000%	01/15/28		254	246,616
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	(a)	640	648,109
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26		275	281,243
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25	(a)	301	296,191
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	(a)	336	324,276
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27	(a)	1,360	1,374,040

				3,363,855

Diversified Financial Services — 1.1%
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26		3,930	3,965,093
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20		2,895	2,931,031
Sr. Unsec’d. Notes
3.050%	06/05/23		4,915	4,983,195
Alpha Holding SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
9.000%	02/10/25		418	374,347
American Express Co.,
Sr. Unsec’d. Notes
2.500%	07/30/24		4,616	4,891,930
3.700%	08/03/23		530	576,704
4.200%	11/06/25		335	389,525
ASG Finance Designated Activity Co. (Cyprus),
Gtd. Notes, 144A
7.875%	12/03/24		694	471,920
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	04/29/25		320	327,354
Sr. Unsec’d. Notes, EMTN
3.000%	09/11/29		300	296,319
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.450%	04/30/21		100	102,115
3.500%	06/15/23		86	92,176
3.750%	04/24/24		322	350,094
3.900%	01/29/24		288	313,235
4.750%	07/15/21		224	233,553
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.200%	03/02/27	(a)	245	272,797

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
China Huadian Overseas Development Ltd. (China),
Gtd. Notes
3.375%	—	(rr)	250	$253,120
Coastal Emerald Ltd. (China),
Gtd. Notes
4.300%(ff)	—	(rr)	300	301,260
Discover Financial Services,
Sr. Unsec’d. Notes
4.100%	02/09/27		66	72,340
4.500%	01/30/26		569	641,975
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		1,175	1,191,533
Intercontinental Exchange, Inc.,
Gtd. Notes
2.350%	09/15/22		4	4,153
3.100%	09/15/27		175	195,259
Sr. Unsec’d. Notes
3.750%	09/21/28		423	493,526
Intercorp Peru Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	08/15/29		200	197,215
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	06/01/29	(a)	1,012	1,135,916
3.300%	03/26/27		315	357,352
3.350%	03/26/30		1,395	1,615,002
3.850%	03/26/50		830	1,034,175
Mongolian Mortgage Corp. Hfc LLC (Mongolia),
Gtd. Notes
9.750%	01/29/22		200	174,050
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
6.125%	10/31/22		273	275,730
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23		399	409,146
9.125%	07/15/26		759	802,597
Navient Corp.,
Sr. Unsec’d. Notes
5.000%	03/15/27		2,205	1,848,893
5.875%	03/25/21		175	171,972
5.875%	10/25/24		410	385,216
6.500%	06/15/22		284	279,123
6.625%	07/26/21		210	205,800
6.750%	06/25/25		161	154,035
6.750%	06/15/26		384	357,120
7.250%	09/25/23		166	162,200
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	(a)	1,360	1,294,615
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
3.103%	01/16/30		303	315,600
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
2.900%	07/18/22		15	15,552

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29		300	$297,351
Pretium Mortgage Credit Partners,
Gtd. Notes, 144A
2.000%	10/21/20^		760	752,778
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28	(a)	351	364,911
5.750%	05/01/25	(a)	358	366,135
REC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
4.625%	03/22/28		200	201,793
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24		90	94,398
4.375%	03/19/24		299	316,021
USAA Capital Corp.,
Sr. Unsec’d. Notes, 144A
2.125%	05/01/30		410	422,872
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27		1,106	1,155,242
2.700%	04/15/40	(a)	662	710,124
4.150%	12/14/35		215	275,074

				39,872,562

Electric — 2.6%
Acwa Power Management And Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes, 144A
5.950%	12/15/39		3,585	3,835,538
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30		200	187,142
Sr. Sec’d. Notes, 144A
3.949%	02/12/30		224	209,599
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes
4.000%	08/03/26		200	198,482
4.250%	05/21/36		199	191,743
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series H
3.450%	01/15/50		539	581,239
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.150%	09/15/49		495	532,436
3.800%	06/15/49		565	665,557
4.000%	12/01/46		82	97,529
4.250%	09/15/48		112	137,435
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50		350	405,612
AES Corp. (The),
Sr. Sec’d. Notes, 144A
3.300%	07/15/25		715	742,308
3.950%	07/15/30	(a)	365	373,264
Sr. Unsec’d. Notes
5.125%	09/01/27		590	612,379

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49		467	$518,575
3.550%	12/01/23		135	147,626
3.750%	03/01/45		477	546,294
4.150%	08/15/44		40	47,586
6.000%	03/01/39		24	34,821
Sr. Unsec’d. Notes, Series A
4.300%	07/15/48	(a)	368	457,931
Ameren Illinois Co.,
First Mortgage
3.250%	03/15/50		437	483,476
3.800%	05/15/28	(a)	608	704,192
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50		12	12,236
3.200%	09/15/49		260	276,814
3.500%	08/15/46		535	592,885
3.750%	08/15/47		405	467,385
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50	(a)	430	541,180
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28		2,244	2,203,381
5.250%	06/01/26	(a)	1,144	1,156,081
Sr. Unsec’d. Notes
5.500%	02/01/24		156	156,335
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
3.550%	08/01/42		350	393,223
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, 144A
3.625%	02/04/25		496	485,200
China Huaneng Group Hong Kong Treasury Management Holding Ltd. (China),
Gtd. Notes
3.000%	12/10/29		355	372,400
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35		4,161	4,338,443
Commonwealth Edison Co.,
First Mortgage, Series 122
2.950%	08/15/27		200	220,363
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50		330	369,717
3.375%	08/15/23		11	11,863
3.500%	08/01/51		288	341,755
3.750%	02/15/50		946	1,152,650
4.050%	05/15/48		220	277,205
Dayton Power & Light Co. (The),
First Mortgage
3.950%	06/15/49	(a)	668	691,617
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	(a)	1,700	1,883,419

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
DPL, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/25		690	$690,282
DTE Electric Co.,
First Mortgage
2.950%	03/01/50		227	237,442
General Ref. Mortgage, Series A
4.050%	05/15/48	(a)	735	910,672
Duke Energy Carolinas LLC,
First Mortgage
2.450%	08/15/29		180	193,915
2.450%	02/01/30	(a)	908	982,570
3.200%	08/15/49		597	670,477
3.700%	12/01/47		385	456,205
3.950%	11/15/28		357	424,991
3.950%	03/15/48		2	2,479
First Ref. Mortgage
3.750%	06/01/45		238	278,123
3.875%	03/15/46		117	140,292
4.000%	09/30/42		287	346,171
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	(a)	1,274	1,287,108
2.500%	12/01/29		1,693	1,826,005
3.400%	10/01/46		66	74,433
3.800%	07/15/28		750	876,827
4.200%	07/15/48		153	194,225
Duke Energy Ohio, Inc.,
First Mortgage
3.650%	02/01/29		1,620	1,876,661
Duke Energy Progress LLC,
First Mortgage
3.000%	09/15/21		300	307,062
3.450%	03/15/29		1,378	1,586,259
4.100%	05/15/42		115	140,294
4.100%	03/15/43		305	369,593
4.150%	12/01/44		192	236,210
4.200%	08/15/45		172	213,340
Edison International,
Sr. Unsec’d. Notes
2.400%	09/15/22		149	150,888
3.125%	11/15/22		3	3,088
3.550%	11/15/24		179	189,069
4.950%	04/15/25		150	165,130
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.250%	07/18/29		221	221,380
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		835	887,685
Enel Generacion Chile SA (Chile),
Sr. Unsec’d. Notes
4.250%	04/15/24		1,395	1,481,593
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30		1,345	1,421,000

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Entergy Louisiana LLC,
Collateral Trust
4.200%	09/01/48		820	$1,046,269
First Mortgage
5.400%	11/01/24	(a)	250	296,183
Exelon Corp.,
Sr. Unsec’d. Notes
4.050%	04/15/30		755	872,808
4.700%	04/15/50		410	523,798
5.100%	06/15/45		40	52,052
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25		186	192,594
2.650%	03/01/30		425	444,523
3.400%	03/01/50		564	602,523
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	(a)	2,130	2,427,189
4.550%	04/01/49		171	208,059
5.450%	07/15/44		510	652,968
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49		2,837	3,222,569
3.700%	12/01/47		145	176,211
3.800%	12/15/42		150	181,158
3.950%	03/01/48		695	874,138
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca
SA (Argentina),
Gtd. Notes, 144A
9.625%	07/27/23		461	232,091
Genneia SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	01/20/22		9	7,359
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22		766	798,774
LLPL Capital Pte Ltd. (Indonesia),
Sr. Sec’d. Notes
6.875%	02/04/39		192	210,203
MidAmerican Energy Co.,
First Mortgage
3.100%	05/01/27		110	123,254
3.650%	04/15/29		2,709	3,231,313
4.250%	07/15/49		418	542,356
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28		2	2,323
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29		250	249,370
National Rural Utilities Cooperative Finance Corp.,
Sub. Notes
4.750%(ff)	04/30/43	(a)	3,040	3,010,321
Northern States Power Co.,
First Mortgage
2.900%	03/01/50		495	541,934
3.400%	08/15/42		325	368,259

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.600%	05/15/46		130	$151,554
3.600%	09/15/47		10	11,752
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	(a)	294	310,822
6.625%	01/15/27		437	457,742
7.250%	05/15/26		1,034	1,091,061
Gtd. Notes, 144A
5.250%	06/15/29	(a)	264	278,350
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.200%	05/15/27		144	161,533
3.250%	05/15/29		130	148,118
3.950%	04/01/30		170	205,384
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49		418	508,691
Sr. Unsec’d. Notes, Series G
6.600%	02/15/33		585	831,401
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30		605	648,953
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.100%	09/15/49		259	286,070
3.700%	11/15/28	(a)	830	973,239
3.800%	09/30/47		354	428,247
3.800%	06/01/49		19	23,143
5.750%	03/15/29		60	78,397
Orazul Energy Egenor SCA (Peru),
Gtd. Notes, 144A
5.625%	04/28/27		318	314,365
PacifiCorp,
First Mortgage
2.950%	06/01/23		10	10,625
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28		1,133	1,126,795
5.250%	07/01/30		300	301,454
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49		915	975,357
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/25		47	51,385
3.200%	05/15/29		145	163,787
3.650%	09/01/28		1,010	1,166,540
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		353	357,862
First Mortgage, Series A
4.200%	03/01/29		369	426,629
First Mortgage, Series E
3.700%	08/01/25		2,145	2,370,141
First Ref. Mortgage
1.845%	02/01/22		332	330,330
2.900%	03/01/21		190	193,055
4.000%	04/01/47		637	727,415

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
First Ref. Mortgage, Series C
3.600%	02/01/45		10	$10,832
Talen Energy Supply LLC,
Gtd. Notes
6.500%	06/01/25		386	258,700
Gtd. Notes, 144A
10.500%	01/15/26		308	244,789
Sr. Sec’d. Notes, 144A
7.250%	05/15/27	(a)	509	510,789
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.300%	06/15/48		201	251,050
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25		2,130	2,388,780
Transelec SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/25		1,620	1,731,680
4.625%	07/26/23		360	382,490
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.300%	12/01/49		535	598,247
4.000%	01/15/43		206	246,694
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29		475	524,065
Sr. Unsec’d. Notes, Series C
2.750%	03/15/23		940	986,372
4.000%	11/15/46		326	390,698
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		389	394,533
5.500%	09/01/26		446	456,488
5.625%	02/15/27		464	476,184
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		1,393	1,440,827
4.300%	07/15/29		1,408	1,483,330
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30	(a)	625	712,072

				96,185,801

Electrical Components & Equipment — 0.1%
Molex Electronic Technologies LLC,
Sr. Unsec’d. Notes, 144A
3.900%	04/15/25		1,415	1,461,401
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.125%	06/15/25		1,915	2,019,271

				3,480,672

Electronics — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/29		335	363,710
3.050%	09/22/26		1,342	1,462,342
3.875%	07/15/23		129	139,826

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electronics (cont’d.)
Honeywell International, Inc.,
Sr. Unsec’d. Notes
0.750%	03/10/32		EUR	850	$934,564

					2,900,442

Energy-Alternate Sources — 0.0%
ReNew Power Synthetic (India),
Sr. Sec’d. Notes
6.670%	03/12/24			300	301,932

Engineering & Construction — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd. (China),
Sr. Unsec’d. Notes
2.500%	03/20/21		EUR	200	221,258
IHS Netherlands Holdco BV (Nigeria),
Gtd. Notes, 144A
8.000%	09/18/27			325	331,492
Leader Goal International Ltd. (China),
Gtd. Notes, EMTN
4.250%(ff)	–	(rr)		200	201,994
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47			2,223	1,960,787
Stoneway Capital Corp. (Argentina),
Sr. Sec’d. Notes
10.000%	03/01/27	(d)		706	241,842
Sr. Sec’d. Notes, 144A
10.000%	03/01/27	(d)		687	235,470
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes
6.000%	02/01/23			378	377,102
Zhengzhou Real Estate Group Co. Ltd. (China),
Sr. Unsec’d. Notes
3.950%	10/09/22			200	200,707

					3,770,652

Entertainment — 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25	(a)		519	451,714
Cedar Fair LP,
Gtd. Notes, 144A
5.250%	07/15/29			341	308,471
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp./Millennium Op,
Gtd. Notes
5.375%	04/15/27			339	303,405
Sr. Sec’d. Notes, 144A
5.500%	05/01/25			659	661,852
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28			189	181,280
5.500%	04/01/27			404	395,332
Colt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25			300	301,697
6.250%	07/01/25			1,605	1,615,122

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27		504	$490,140
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	09/15/26	(a)	171	185,179
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		432	400,832
SeaWorld Parks & Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/01/25	(a)	451	457,408
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		724	647,017
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25	(a)	545	549,100

				6,948,549

Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes, 144A
4.875%	07/15/27		237	243,472
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.900%	07/01/26		506	552,895
3.550%	06/01/22		20	20,989
3.950%	05/15/28	(a)	1,477	1,725,766
4.750%	05/15/23		1,018	1,131,892
Waste Management, Inc.,
Gtd. Notes
3.125%	03/01/25	(a)	170	185,585
3.900%	03/01/35		86	101,015
Waste Pro USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/26		157	149,790

				4,111,404

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes
4.750%	06/01/26		176	170,941
Gtd. Notes, 144A
5.000%	02/01/28	(a)	408	387,529

				558,470

Foods — 0.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	(a)	829	846,739
6.625%	06/15/24		360	371,661
Gtd. Notes, 144A
3.500%	02/15/23		275	278,462
4.625%	01/15/27		84	84,022
4.875%	02/15/30		62	63,649
5.875%	02/15/28		290	299,151
7.500%	03/15/26		428	463,305

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
BRF GmbH (Brazil),
Gtd. Notes, 144A
4.350%	09/29/26		374	$361,691
Campbell Soup Co.,
Sr. Unsec’d. Notes
8.875%	05/01/21		390	411,908
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	07/07/27		402	369,909
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25		300	303,983
6.750%	02/15/28	(a)	337	356,565
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	(a)	525	556,828
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		78	79,903
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.875%	05/15/27	(a)	1,975	2,063,532
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.625%	11/01/24		293	303,934
4.875%	11/01/26		295	305,638
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	(a)	579	579,315
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	(a)	2,510	2,465,530
5.500%	12/15/29		242	250,493
5.625%	01/15/28	(a)	304	313,918
5.750%	03/01/27		417	430,070
Sigma Finance Netherlands BV (Mexico),
Gtd. Notes, 144A
4.875%	03/27/28		326	350,746
Simmons Foods, Inc.,
Sec’d. Notes, 144A
5.750%	11/01/24		161	154,638
Sysco Corp.,
Gtd. Notes
6.600%	04/01/50		1,095	1,512,809

				13,578,399

Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	04/30/29		210	216,321
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25		489	627,639
7.750%	11/15/29		220	326,393
8.875%	05/15/31		65	103,796
Sr. Unsec’d. Notes, 144A
1.750%	09/30/25		694	715,610
2.100%	04/30/27		94	97,224

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Forest Products & Paper (cont’d.)
2.300%	04/30/30		182	$189,564
3.734%	07/15/23		726	784,533
International Paper Co.,
Sr. Unsec’d. Notes
4.400%	08/15/47		157	183,600
4.800%	06/15/44		36	42,517
5.000%	09/15/35		12	14,595
6.000%	11/15/41		279	363,652

				3,665,444

Gas — 0.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49		314	352,737
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		545	589,579
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.800%	11/01/43		178	206,567
Grupo Energia Bogota SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.875%	05/15/30		200	211,563
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.350%	06/01/50		196	215,349
3.640%	11/01/46		92	101,260

				1,677,055

Hand/Machine Tools — 0.0%
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24		217	223,841

Healthcare-Products — 0.2%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		122	127,174
Boston Scientific Corp.,
Sr. Unsec’d. Notes
1.900%	06/01/25		601	621,952
3.450%	03/01/24		1,350	1,468,108
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	530	566,125
1.800%	09/18/49	EUR	500	537,641
Medtronic Global Holdings SCA,
Gtd. Notes
1.750%	07/02/49	EUR	500	548,705
Stryker Corp.,
Sr. Unsec’d. Notes
1.950%	06/15/30		2,025	2,036,142
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27		177	186,118
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.133%	03/25/25		214	244,087

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
4.497%	03/25/30			293	$361,063
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49		EUR	1,000	1,070,736

					7,767,851

Healthcare-Services — 1.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42			2	2,260
4.500%	05/15/42			361	426,074
4.750%	03/15/44			117	140,199
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45			870	1,141,656
Anthem, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/24			232	254,981
3.650%	12/01/27			620	705,273
4.101%	03/01/28			301	351,799
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	(a)		2,030	2,048,189
4.250%	12/15/27			877	904,446
4.625%	12/15/29			218	230,303
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25			259	266,594
5.375%	06/01/26			1,462	1,521,520
5.375%	08/15/26			265	275,723
Charles River Laboratories International, Inc.,
Gtd. Notes, 144A
4.250%	05/01/28			32	31,981
5.500%	04/01/26			186	194,828
CHRISTUS Health,
Sr. Sec’d. Notes, Series C
4.341%	07/01/28			1,577	1,762,525
Cottage Health Obligated Group,
Sec’d. Notes
3.304%	11/01/49			13	14,355
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	(a)		516	527,558
Gtd. Notes, 144A
4.625%	06/01/30	(a)		3,080	3,056,626
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28			153	146,892
4.750%	02/01/30			154	147,703
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25			161	173,243
5.375%	09/01/26			62	67,430
5.625%	09/01/28			94	104,836
5.875%	02/15/26			94	103,084
5.875%	02/01/29			62	70,093
Sr. Sec’d. Notes
4.125%	06/15/29			456	502,815
4.750%	05/01/23			1,948	2,109,067

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
5.000%	03/15/24		2,891	$3,214,009
5.250%	04/15/25		797	914,207
5.250%	06/15/26		114	131,108
Humana, Inc.,
Sr. Unsec’d. Notes
3.125%	08/15/29		553	598,942
4.500%	04/01/25		230	262,905
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22		252	259,422
Ochsner Clinic Foundation,
Sec’d. Notes
5.897%	05/15/45		197	245,540
Partners Healthcare System, Inc.,
Unsec’d. Notes
3.342%	07/01/60		3,820	4,058,595
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes
4.787%	11/15/48		82	107,631
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31		1,505	1,581,624
RWJ Barnabas Health, Inc.,
Unsec’d. Notes
3.477%	07/01/49		207	219,075
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26	(a)	1,628	1,645,134
Sutter Health,
Unsec’d. Notes
3.695%	08/15/28		419	466,039
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	(a)	917	887,350
Sec’d. Notes, 144A
6.250%	02/01/27	(a)	1,019	1,010,823
Sr. Sec’d. Notes
4.625%	07/15/24		529	518,156
Sr. Sec’d. Notes, 144A
4.625%	09/01/24		1,404	1,387,812
4.625%	06/15/28		59	57,826
4.875%	01/01/26		727	712,348
5.125%	11/01/27		94	92,988
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	(a)	1,297	1,382,077
2.950%	10/15/27		1,403	1,565,611
3.100%	03/15/26		421	469,656
3.700%	12/15/25		1,123	1,286,014
3.750%	07/15/25		732	834,018
3.850%	06/15/28		523	618,735
4.200%	01/15/47		791	997,431
5.800%	03/15/36		109	154,493
6.500%	06/15/37		35	53,504

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	08/01/22	(a)	2,845	$2,842,304

				45,857,430

Holding Companies-Diversified — 0.1%
CK Hutchison International 16 Ltd. (United Kingdom),
Gtd. Notes, 144A
2.750%	10/03/26		2,365	2,501,423

Home Builders — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28	(a)	858	844,140
6.750%	08/01/25		176	175,213
9.875%	04/01/27		586	621,598
Beazer Homes USA, Inc.,
Gtd. Notes
7.250%	10/15/29		793	767,044
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.
(Canada),
Gtd. Notes, 144A
6.250%	09/15/27		911	870,657
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		1,130	1,165,374
D.R. Horton, Inc.,
Gtd. Notes
2.600%	10/15/25	(a)	925	971,819
Forestar Group, Inc.,
Gtd. Notes, 144A
8.000%	04/15/24		1,549	1,602,830
KB Home,
Gtd. Notes
7.625%	05/15/23		303	330,228
Lennar Corp.,
Gtd. Notes
2.950%	11/29/20		3	3,002
4.125%	01/15/22		136	137,876
4.500%	04/30/24		199	207,449
4.750%	04/01/21		218	221,109
4.750%	11/15/22		205	212,995
4.750%	05/30/25		41	43,818
4.750%	11/29/27		56	60,738
5.250%	06/01/26		10	10,840
5.875%	11/15/24		692	756,026
8.375%	01/15/21		61	62,940
LGI Homes, Inc.,
Gtd. Notes, 144A
6.875%	07/15/26		176	181,182
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		714	713,320
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	(a)	474	457,007
5.250%	12/15/27	(a)	386	385,307

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Builders (cont’d.)
NVR, Inc.,
Sr. Unsec’d. Notes
3.000%	05/15/30	(a)	2,595	$2,706,925
PulteGroup, Inc.,
Gtd. Notes
4.250%	03/01/21		28	28,311
5.000%	01/15/27		72	77,015
5.500%	03/01/26		44	48,011
6.000%	02/15/35		9	10,370
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		41	42,578
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23		843	875,992
TRI Pointe Group, Inc.,
Gtd. Notes
5.250%	06/01/27		392	390,841
5.700%	06/15/28		39	39,863
William Lyon Homes, Inc.,
Gtd. Notes
6.000%	09/01/23		610	580,892

				15,603,310

Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	402	410,307
Whirlpool Corp.,
Sr. Unsec’d. Notes
4.600%	05/15/50		550	624,945
4.750%	02/26/29	(a)	2,140	2,509,313

				3,544,565

Household Products/Wares — 0.0%
Clorox Co. (The),
Sr. Unsec’d. Notes
3.100%	10/01/27		105	117,115
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
2.431%	07/01/31		644	649,313
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		357	366,237

				1,132,665

Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25	(a)	565	591,328

Insurance — 0.6%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	(a)	1,510	1,761,725
Ambac Assurance Corp.,
Sub. Notes, 144A
5.100%	—	(rr)	42	55,709

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
Ambac LSNI LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000% (Cap N/A, Floor 6.000%)
6.000%(c)	02/12/23			300	$296,824
Aon Corp.,
Gtd. Notes
3.750%	05/02/29	(a)		966	1,106,013
4.500%	12/15/28			1,630	1,932,467
Ardonagh Midco 3 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/23	(a)		3,465	3,617,343
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30	(a)		2,515	2,783,702
China Reinsurance Finance Corp. Ltd. (China),
Sr. Unsec’d. Notes
3.375%	03/09/22			200	201,125
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23			270	288,769
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43			175	201,570
Heungkuk Life Insurance Co. Ltd. (South Korea),
Sub. Notes
4.475%(ff)	—	(rr)		200	189,000
KDB Life Insurance Co. Ltd. (South Korea),
Sub. Notes
7.500%(ff)	—	(rr)		200	180,717
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60			1,240	1,304,249
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
1.349%	09/21/26		EUR	485	569,704
1.979%	03/21/30		EUR	307	379,293
2.250%	11/15/30			557	578,983
3.500%	06/03/24			1,855	2,027,769
4.050%	10/15/23			425	463,145
MetLife, Inc.,
Sr. Unsec’d. Notes
4.721%	12/15/44			173	218,003
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.625%	09/30/59			1,646	1,854,627
Principal Financial Group, Inc.,
Gtd. Notes
3.700%	05/15/29	(a)		577	658,862
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes, MTN
6.250%	06/15/37			10	14,774
Trinity Acquisition PLC,
Gtd. Notes
4.400%	03/15/26			241	274,375
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	(a)		785	833,214

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
3.600%	05/15/24		225	$243,568
3.875%	09/15/49		130	144,246

				22,179,776

Internet — 0.7%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
3.600%	11/28/24	(a)	875	952,361
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37		789	975,505
4.250%	08/22/57		3,220	4,294,734
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.075%	04/07/25		800	840,443
4.375%	05/14/24		565	615,557
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/25	(a)	2,314	2,598,449
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
3.800%	08/24/27		115	126,017
Expedia Group, Inc.,
Gtd. Notes
3.800%	02/15/28		394	377,368
Gtd. Notes, 144A
6.250%	05/01/25		1,383	1,469,606
7.000%	05/01/25		690	722,657
Gtd. Notes, Series WI
3.250%	02/15/30	(a)	675	627,602
Netflix, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/26		62	64,510
4.875%	04/15/28		100	106,701
5.875%	02/15/25		50	55,649
5.875%	11/15/28		118	134,273
6.375%	05/15/29		50	58,257
Sr. Unsec’d. Notes, 144A
3.625%	06/15/25		1,390	1,400,327
4.875%	06/15/30		62	66,355
5.375%	11/15/29		56	61,394
Prosus NV (China),
Gtd. Notes, 144A
4.850%	07/06/27		3,690	4,130,173
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		1,640	1,716,165
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.240%	06/03/50		430	430,760
3.290%	06/03/60		2,540	2,560,328
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50		275	275,486
3.975%	04/11/29		200	224,687

				24,885,364

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Investment Companies — 0.1%
CCTI 2017 Ltd. (China),
Gtd. Notes
3.625%	08/08/22		300	$302,893
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.250%	11/13/24		300	303,165
3.875%	11/13/29		200	204,406
4.500%	05/29/29		200	213,806
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
5.000%	11/19/25		200	217,833
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	(a)	1,300	1,254,414
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, 144A, MTN
2.500%	11/07/24		779	805,606
2.875%	11/07/29	(a)	261	273,796
Gtd. Notes, EMTN
3.700%	11/07/49		275	292,578
Rongshi International Finance Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/21/29		300	333,309

				4,201,806

Iron/Steel — 0.1%
Novolipetsk Steel Via Steel Funding DAC (Russia),
Sr. Unsec’d. Notes, 144A
4.700%	05/30/26		343	375,286
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25		49	50,745
3.950%	05/01/28		178	203,824
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	(a)	772	793,552
2.800%	12/15/24	(a)	405	422,637
3.450%	04/15/30		415	434,922

				2,280,966

Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24		35	21,407
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
5.250%	11/15/23		50	45,983
9.250%	04/15/25		265	279,010
Sunny Express Enterprises Corp. (China),
Gtd. Notes
3.125%	04/23/30		200	208,770
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		343	204,601

				759,771

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging — 0.1%
Arrow Bidco LLC,
Sr. Sec’d. Notes, 144A
9.500%	03/15/24		370	$287,281
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26		195	183,214
6.375%	04/01/26		208	197,672
Sr. Unsec’d. Notes, 144A
8.625%	06/01/25		186	194,455
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30		62	61,054
5.125%	05/01/26		434	431,160
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		312	304,928
4.875%	04/01/27		213	207,936
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
5.375%	04/23/25		452	478,231
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.625%	06/15/30		235	244,316
Marriott Ownership Resorts, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	09/15/25		436	445,356
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26		275	277,920
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26		25	23,025
5.500%	04/15/27		53	51,140
5.750%	06/15/25		54	53,641
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.375%	06/18/30		250	260,046
Station Casinos LLC,
Gtd. Notes, 144A
5.000%	10/01/25		167	147,126
Studio City Finance Ltd. (Macau),
Gtd. Notes
7.250%	02/11/24		200	205,507
Wyndham Hotels & Resorts, Inc.,
Gtd. Notes, 144A
5.375%	04/15/26		179	173,911
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27	(a)	344	297,792
5.500%	03/01/25	(a)	686	630,327

				5,156,038

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	11/08/24		1,005	1,064,737

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Construction & Mining (cont’d.)
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	(a)	395	$362,559

				1,427,296

Machinery-Diversified — 0.3%
Clark Equipment Co. (South Korea),
Sr. Sec’d. Notes, 144A
5.875%	06/01/25	(a)	550	562,541
CNH Industrial Capital LLC,
Gtd. Notes
1.950%	07/02/23		1,135	1,141,822
4.375%	11/06/20	(a)	1,700	1,713,028
4.375%	04/05/22		2,195	2,302,529
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27		130	137,020
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25		325	354,984
3.750%	04/15/50		895	1,099,566
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24		1,045	1,113,614
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.056%	04/05/25		406	425,688
Vertical U.S. Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27		608	608,000

				9,458,792

Media — 1.5%
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	(a)	276	271,138
5.000%	04/01/24		347	344,307
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		453	464,033
5.000%	02/01/28		1,140	1,177,318
5.125%	05/01/27		820	848,308
5.375%	06/01/29		393	414,587
5.500%	05/01/26		380	393,920
5.750%	02/15/26	(a)	1,304	1,351,559
5.875%	05/01/27		203	211,646
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes, 3 Month LIBOR + 1.650%
2.337%(c)	02/01/24		33	33,092
Sr. Sec’d. Notes
4.800%	03/01/50		410	466,529
5.125%	07/01/49		262	303,450
5.375%	05/01/47		298	351,828
5.750%	04/01/48	(a)	17	21,098
6.484%	10/23/45		3,135	4,186,543

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
Clear Channel Worldwide Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27			449	$431,247
Comcast Corp.,
Gtd. Notes
1.250%	02/20/40		EUR	600	651,153
1.950%	01/15/31			1,796	1,826,293
2.650%	02/01/30			3,910	4,249,846
3.400%	04/01/30			3,915	4,474,031
3.750%	04/01/40			990	1,161,574
3.969%	11/01/47			639	768,184
4.000%	08/15/47			846	1,016,834
4.600%	08/15/45			589	765,253
4.700%	10/15/48			441	589,576
4.750%	03/01/44			340	447,850
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			2,310	2,482,270
3.250%	12/15/22			300	316,073
3.350%	09/15/26			98	108,244
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30			613	640,867
7.500%	04/01/28			201	219,291
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27			570	305,079
Sr. Sec’d. Notes, 144A
5.375%	08/15/26			190	138,731
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24			155	167,665
4.875%	04/01/43			132	150,722
4.950%	05/15/42			95	107,963
5.000%	09/20/37			622	732,478
5.200%	09/20/47	(a)		360	418,069
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	(a)		290	288,909
7.000%	05/15/27	(a)		252	259,962
iHeartCommunications, Inc.,
Sr. Sec’d. Notes
6.375%	05/01/26			299	297,711
Sr. Sec’d. Notes, 144A
4.750%	01/15/28			41	37,885
5.250%	08/15/27			333	318,966
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26			399	332,527
NBCUniversal Enterprise, Inc.,
Jr. Sub. Notes, 144A
5.250%	—	(rr)		2,642	2,636,361
NBCUniversal Media LLC,
Gtd. Notes
5.950%	04/01/41			610	893,662

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	07/15/27	(a)	359	$358,567
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24	(a)	802	823,083
5.000%	08/01/27		535	547,710
5.375%	04/15/25		286	293,865
5.375%	07/15/26		292	302,335
5.500%	07/01/29	(a)	450	475,661
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.875%	02/15/26		194	262,045
TEGNA, Inc.,
Gtd. Notes, 144A
4.625%	03/15/28	(a)	587	539,026
5.000%	09/15/29		68	63,679
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21	(a)	869	877,942
4.500%	09/15/42		500	537,574
5.500%	09/01/41		230	277,811
6.550%	05/01/37		570	745,997
6.750%	06/15/39		2,020	2,687,767
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
4.200%	05/19/32		1,155	1,288,169
4.375%	03/15/43		308	317,739
5.850%	09/01/43		289	340,185
6.875%	04/30/36	(a)	371	501,232
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49	(a)	710	689,428
3.350%	03/24/25		1,213	1,345,928
3.700%	09/15/24		460	511,871
4.750%	09/15/44		185	231,809
5.400%	10/01/43		480	645,243
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		554	560,391

				53,299,689

Metal Fabricate/Hardware — 0.0%
HTA Group Ltd. (Congo (Democratic Republic)),
Gtd. Notes, 144A
7.000%	12/18/25		265	268,167

Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
5.625%	04/01/30		1,215	1,467,733
Chinalco Capital Holdings Ltd. (China),
Gtd. Notes
4.250%	04/21/22		300	302,381
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27		38	38,063
4.750%	05/15/22		261	265,839

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
5.125%	03/15/23		179	$184,549
5.125%	05/15/24	(a)	268	278,038
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22	(a)	732	732,832
5.000%	09/01/27		38	38,222
5.250%	09/01/29		38	38,896
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.150%	09/12/29		351	366,029
Minera Mexico SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	01/26/50		296	294,480
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	(a)	636	671,117
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.125%	10/01/35		258	293,243
Vedanta Resources Finance II PLC (India),
Gtd. Notes
8.000%	04/23/23		200	146,408

				5,117,830

Miscellaneous Manufacturing — 0.4%
3M Co.,
Sr. Unsec’d. Notes, MTN
3.375%	03/01/29		320	368,656
General Electric Co.,
Sr. Unsec’d. Notes
4.250%	05/01/40		2,805	2,753,222
4.350%	05/01/50	(a)	480	475,218
Sr. Unsec’d. Notes, GMTN
6.875%	01/10/39		192	234,593
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		1,086	1,216,800
Koppers, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	(a)	915	890,015
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.700%	06/14/24		314	334,802
3.250%	06/14/29	(a)	517	570,110
Pearl Holding III Ltd. (China),
Sr. Sec’d. Notes
9.500%	12/11/22		200	49,273
Textron, Inc.,
Sr. Unsec’d. Notes
3.000%	06/01/30	(a)	4,695	4,679,732
3.650%	03/15/27		465	483,529
3.875%	03/01/25		120	128,777
3.900%	09/17/29		1,059	1,119,510

				13,304,237

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas — 1.6%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.000%	01/15/25			600	$582,552
BP Capital Markets America, Inc.,
Gtd. Notes
3.119%	05/04/26			683	744,798
3.410%	02/11/26			21	23,228
3.790%	02/06/24			787	861,475
3.796%	09/21/25			179	203,201
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.814%	02/10/24			1,344	1,477,001
Bruin E&P Partners LLC,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/23			483	9,669
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21	(d)		113	3,462
6.125%	02/15/21	(d)		1,467	36,571
6.625%	08/15/20	(a)(d)		100	3,033
Chevron Corp.,
Sr. Unsec’d. Notes
2.498%	03/03/22			10	10,340
3.078%	05/11/50			745	790,473
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24			250	249,125
CNPC General Capital Ltd. (China),
Gtd. Notes, 144A
3.950%	04/19/22			2,445	2,559,519
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27			193	205,874
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25			272	243,912
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	(a)		1,323	1,279,032
4.750%	05/31/25			1,370	1,465,451
Dolphin Energy Ltd. LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
5.500%	12/15/21			2,785	2,916,933
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26			1,218	1,279,731
6.875%	04/29/30			239	275,031
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/30/26			280	268,666
5.750%	01/30/28			57	54,912
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.150%	01/15/26	(a)		152	174,933
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.408%	06/26/39		EUR	1,150	1,274,559

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
3.452%	04/15/51		745	$826,111
Gran Tierra Energy, Inc. (Canada),
Gtd. Notes, 144A
7.750%	05/23/27		275	124,703
Great Western Petroleum LLC/Great Western Finance Corp.,
Sr. Unsec’d. Notes, 144A
9.000%	09/30/21		1,114	668,623
Lukoil Securities BV (Russia),
Gtd. Notes, 144A
3.875%	05/06/30		200	208,577
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.750%	12/15/23		386	423,686
5.850%	12/15/45		225	243,285
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		65	48,212
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		267	52,293
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21	(a)	3,380	3,307,426
4.217%(s)	10/10/36		4,325	1,834,121
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.350%	12/01/21		88	75,956
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes, 144A
6.720%	12/01/22		49	40,622
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		8	636
Oil India Ltd. (India),
Sr. Unsec’d. Notes
5.125%	02/04/29		200	213,851
Pan American Energy LLC (Argentina),
Gtd. Notes, 144A
7.875%	05/07/21	(a)	902	902,399
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
9.250%	05/15/25		561	598,576
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, MTN
4.175%	01/21/50		400	396,073
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30		326	324,591
5.750%	02/01/29		326	334,924
6.750%	06/03/50		479	492,891
Petroleos Mexicanos (Mexico),
Gtd. Notes, 3 Month LIBOR + 3.650%
3.965%(c)	03/11/22		255	246,622
Gtd. Notes
4.250%	01/15/25	(a)	342	313,145
4.500%	01/23/26	(a)	730	641,035
5.500%	01/21/21		75	75,185

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30		267	$295,662
4.550%	04/21/50		433	547,518
4.800%	04/21/60		263	357,480
Gtd. Notes, MTN
3.500%	04/21/30		200	221,470
4.550%	04/21/50		200	252,895
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26		236	198,454
5.125%	10/06/24		323	272,819
QEP Resources, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/21		75	71,794
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		490	369,811
5.000%	03/15/23	(a)	2,145	1,829,514
Santos Finance Ltd. (Australia),
Gtd. Notes, EMTN
5.250%	03/13/29		200	214,458
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.375%	04/16/49		1,595	1,808,827
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	11/07/29	(a)	1,818	1,909,127
3.750%	09/12/46		240	276,167
3.875%	11/13/28		329	382,943
4.375%	05/11/45		724	896,328
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
2.150%	05/13/25		265	272,163
SM Energy Co.,
Sec’d. Notes, 144A
10.000%	01/15/25		1,991	2,403,244
Sr. Unsec’d. Notes
6.125%	11/15/22	(a)	400	291,748
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.500%	06/15/38		175	222,164
6.800%	05/15/38		234	301,433
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23		189	188,229
5.500%	02/15/26		154	149,586
6.000%	04/15/27	(a)	117	117,104
Talos Production LLC/Talos Production Finance, Inc.,
Sec’d. Notes
11.000%	04/03/22		875	779,854
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes
3.750%	06/18/50		275	274,108
Gtd. Notes, 144A, MTN
4.875%	01/23/43		6,005	6,908,738

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Total Capital International SA (France),
Gtd. Notes
2.434%	01/10/25		780	$827,926
2.875%	02/17/22		90	93,316
3.700%	01/15/24		303	332,769
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24	(a)	1,676	1,455,857
Ultrapar International SA (Brazil),
Gtd. Notes, 144A
5.250%	10/06/26		1,701	1,759,007
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30	(a)	2,895	2,556,503
5.875%	06/15/28		64	61,290
8.250%	08/01/23		50	55,759

				58,343,089

Oil & Gas Services — 0.0%
Hilong Holding Ltd. (China),
Gtd. Notes
8.250%	09/26/22		200	74,830
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
2.368%(s)	—	(rr)	37	37
Pioneer Energy Services Corp.,
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK N/A
11.000%	05/15/25^		564	451,141
Transocean Phoenix 2 Ltd.,
Sr. Sec’d. Notes, 144A
7.750%	10/15/24		1,265	1,185,177

				1,711,185

Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
4.875%	03/15/26		47	50,961
5.250%	07/01/25		62	67,937
CCL Industries, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
3.050%	06/01/30		1,375	1,406,844
Klabin Austria GmbH (Brazil),
Gtd. Notes, 144A
7.000%	04/03/49		1,955	2,039,728
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.000%	01/15/22		32	32,108
5.875%	08/15/23		225	231,750
6.625%	05/13/27	(a)	1,145	1,208,128
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24		25	25,109
WRKCo, Inc.,
Gtd. Notes
3.000%	06/15/33	(a)	505	526,864

				5,589,429

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals — 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.450%	05/14/46		8	$9,775
4.500%	05/14/35		1,037	1,251,776
4.700%	05/14/45		1,381	1,720,984
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22		586	606,202
2.600%	11/21/24		4,387	4,653,729
3.800%	03/15/25		532	590,781
4.550%	03/15/35		1,004	1,215,759
Allergan Funding SCS,
Gtd. Notes
3.450%	03/15/22		1,695	1,727,475
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		512	545,615
9.250%	04/01/26		440	476,946
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	(a)	1,685	1,587,754
5.250%	01/30/30	(a)	1,690	1,611,229
7.000%	01/15/28		212	218,606
7.250%	05/30/29		218	228,836
9.000%	12/15/25		446	481,013
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	(a)	503	515,350
5.750%	08/15/27		149	157,854
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28		1,200	1,403,120
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22		705	729,890
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/45		580	807,614
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23		5	5,428
4.125%	11/15/25		135	154,827
4.375%	10/15/28		2,449	2,897,306
Gtd. Notes, 144A
3.000%	07/15/23		165	174,971
3.250%	04/15/25		823	897,534
3.400%	03/01/27		104	114,795
3.900%	02/15/22		216	226,769
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23		3,473	3,727,128
3.750%	04/01/30		1,729	1,987,923
3.875%	07/20/25		12	13,477
4.100%	03/25/25		1,854	2,096,160
4.300%	03/25/28		1,355	1,584,151
5.050%	03/25/48		3,488	4,555,061
5.125%	07/20/45		1,018	1,313,441

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.662%	08/27/21			28	$28,787
5.022%	08/28/23	(a)		269	282,635
5.650%	08/28/28			59	65,418
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49		EUR	500	582,599
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28			1,459	1,719,281
Johnson & Johnson,
Sr. Unsec’d. Notes
2.950%	03/03/27			334	372,674
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30			306	305,788
2.450%	06/24/50			415	416,591
3.400%	03/07/29			421	486,797
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30	(a)		1,227	1,349,778
5.800%	08/12/23			94	108,656
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23			1,475	1,563,044
3.200%	09/23/26			1,424	1,581,485
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.000%	07/09/40		EUR	1,175	1,311,548
3.175%	07/09/50			1,430	1,436,243
5.000%	11/26/28	(a)		630	776,548
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26			420	373,922
Gtd. Notes, 144A
7.125%	01/31/25	(a)		1,795	1,904,465
Upjohn, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50			590	630,927
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37	(a)		735	1,081,031

					56,667,496

Pipelines — 1.8%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47			200	238,008
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29			103	108,478
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26			38	35,853
4.150%	07/01/23			263	256,191
4.350%	10/15/24			350	333,299

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25		157	$150,479
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	(a)	900	990,666
3.402%	01/15/38	(a)	633	690,098
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		1,539	1,688,844
5.875%	03/31/25		2,040	2,289,663
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	(hh)	94	91,650
5.625%	10/01/26		214	212,394
Sr. Sec’d. Notes
5.250%	10/01/25		312	310,896
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29		49	46,904
5.375%	07/15/25		52	51,458
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	(a)	1,750	1,790,231
3.600%	02/01/23		320	331,874
4.250%	03/15/23		415	437,942
4.500%	04/15/24	(a)	350	379,499
4.750%	01/15/26		214	233,187
4.900%	02/01/24		10	10,851
6.050%	06/01/41	(a)	5,060	5,312,992
6.500%	02/01/42		960	1,048,467
Gtd. Notes, Series 5Y
4.200%	09/15/23		145	154,196
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22		2,765	2,941,169
5.875%	03/01/22		1,255	1,323,638
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43		559	617,551
4.850%	03/15/44		469	544,565
5.100%	02/15/45		549	653,757
Gtd. Notes, Series H
6.650%	10/15/34		255	344,285
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		1,135	1,161,970
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		6,145	6,725,668
5.800%	03/15/35		80	92,406
6.375%	03/01/41		66	82,788
6.500%	02/01/37		302	381,296
Kinder Morgan, Inc.,
Gtd. Notes
5.300%	12/01/34		243	279,353
Gtd. Notes, 144A
5.625%	11/15/23		335	378,272

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23		235	$245,428
4.875%	12/01/24	(a)	830	921,029
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
4.375%	08/15/22	(a)	710	731,820
4.875%	08/15/27	(a)	1,040	1,144,157
7.768%	12/15/37		36	44,032
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27		1,610	1,760,153
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20		750	748,942
ONEOK, Inc.,
Gtd. Notes
5.850%	01/15/26		940	1,074,601
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30		525	517,047
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		980	1,051,003
5.625%	04/15/23		996	1,088,543
5.750%	05/15/24		6,017	6,778,081
5.875%	06/30/26		1,108	1,302,203
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		1,260	1,344,077
5.950%	12/01/25		335	382,335
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.000%	01/15/28		47	44,179
5.125%	02/01/25		204	196,140
5.375%	02/01/27		180	173,652
5.875%	04/15/26	(a)	298	296,159
6.500%	07/15/27		285	288,228
6.750%	03/15/24		168	169,023
6.875%	01/15/29	(a)	288	301,736
Gtd. Notes, 144A
5.500%	03/01/30		62	59,676
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28		887	945,216
4.150%	01/15/48	(a)	324	344,731
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
5.850%	03/15/36		231	302,770
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28		990	1,098,744
4.600%	03/15/48	(a)	361	410,755
7.850%	02/01/26		509	663,842
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30		270	288,442
3.950%	05/15/50		375	404,300

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28		2,680	$2,913,805
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%
2.161%(c)	01/13/23		589	539,552
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		3,325	3,498,994
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31		179	228,896

				65,023,129

Real Estate — 0.2%
Central China Real Estate Ltd. (China),
Sr. Sec’d. Notes
6.500%	03/05/21		200	199,941
6.750%	11/08/21		200	198,861
CFLD Cayman Investment Ltd. (China),
Gtd. Notes
8.600%	04/08/24		200	196,907
China Aoyuan Group Ltd. (China),
Sr. Sec’d. Notes
6.350%	02/08/24		250	248,123
7.950%	02/19/23		400	415,157
China Resources Land Ltd. (China),
Sub. Notes, EMTN
3.750%(ff)	—	(rr)	200	202,554
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.500%	01/23/22		400	402,036
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
5.400%	05/27/25		200	207,976
6.150%	09/17/25		200	212,100
Easy Tactic Ltd. (China),
Sr. Sec’d. Notes
8.125%	07/11/24		200	175,318
Esic Sukuk Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.939%	07/30/24		200	195,915
Fantasia Holdings Group Co. Ltd. (China),
Sr. Sec’d. Notes
7.950%	07/05/22		200	192,792
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25		705	674,507
Franshion Brilliant Ltd. (China),
Gtd. Notes
4.250%	07/23/29		200	200,641
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	(a)	350	325,482
Jingrui Holdings Ltd. (China),
Sr. Sec’d. Notes
9.450%	04/23/21		200	192,703

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate (cont’d.)
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
11.950%	10/22/22	200	$208,132
Logan Group Co. Ltd. (China),
Gtd. Notes
6.500%	07/16/23	200	205,018
New Metro Global Ltd. (China),
Gtd. Notes
6.500%	04/23/21	200	200,655
NWD MTN Ltd. (Hong Kong),
Gtd. Notes
4.125%	07/18/29	200	196,948
Powerlong Real Estate Holdings Ltd. (China),
Sr. Sec’d. Notes
7.125%	11/08/22	200	202,198
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27	68	63,458
Ronshine China Holdings Ltd. (China),
Sr. Sec’d. Notes
8.950%	01/22/23	200	209,308
Scenery Journey Ltd. (China),
Gtd. Notes
11.000%	11/06/20	200	201,308
Seazen Group Ltd. (China),
Sr. Sec’d. Notes
7.500%	01/22/21	200	201,904
Sino-Ocean Land Treasure IV Ltd. (China),
Gtd. Notes
4.750%	08/05/29	200	199,473
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	04/26/22	200	200,102
Vanke Real Estate Hong Kong Co. Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.150%	05/12/25	200	205,806
Wanda Group Overseas Ltd. (China),
Gtd. Notes
7.500%	07/24/22	200	187,181
Yanlord Land HK Co. Ltd. (Singapore),
Sr. Sec’d. Notes
6.800%	02/27/24	200	197,692
Yuzhou Properties Co. Ltd. (China),
Sr. Sec’d. Notes
8.500%	02/26/24	300	306,961

			7,227,157

Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.900%	12/15/30	1,835	2,296,724
American Tower Corp.,
Sr. Unsec’d. Notes
2.400%	03/15/25	1,754	1,842,965
2.900%	01/15/30	275	293,118
3.000%	06/15/23	440	469,551
3.375%	05/15/24	390	423,758

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
3.800%	08/15/29			365	$413,822
3.950%	03/15/29	(a)		479	545,243
Boston Properties LP,
Sr. Unsec’d. Notes
3.125%	09/01/23			350	370,820
3.850%	02/01/23	(a)		663	708,532
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30			410	419,223
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23			328	353,978
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25			902	907,131
3.100%	11/15/29			2,314	2,486,284
3.200%	09/01/24			1,648	1,787,125
3.800%	02/15/28			201	225,890
4.150%	07/01/50			305	348,026
4.300%	02/15/29			35	40,558
4.450%	02/15/26			288	330,761
4.875%	04/15/22			52	55,724
5.200%	02/15/49			163	215,847
Equinix, Inc.,
Sr. Unsec’d. Notes
1.250%	07/15/25			1,981	1,980,317
2.625%	11/18/24			659	701,532
ESH Hospitality, Inc.,
Gtd. Notes, 144A
5.250%	05/01/25			380	367,618
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31			338	334,900
iStar, Inc.,
Sr. Unsec’d. Notes
4.250%	08/01/25	(a)		4,000	3,650,882
4.750%	10/01/24			310	290,783
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26			192	190,390
5.625%	05/01/24			665	692,069
5.750%	02/01/27			543	563,041
Gtd. Notes, 144A
4.625%	06/15/25			91	89,569
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29			56	56,394
5.000%	10/15/27	(a)		497	511,404
5.250%	08/01/26			32	33,287
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
2.500%	04/15/30	(a)		578	552,493
Prologis Euro Finance LLC,
Gtd. Notes
1.500%	09/10/49		EUR	500	534,443

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.,
Sr. Unsec’d. Notes
3.000%	01/15/27		107	$113,493
3.250%	01/15/31		130	141,003
4.125%	10/15/26		442	502,477
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	(a)	261	232,204
Service Properties Trust,
Gtd. Notes
7.500%	09/15/25		169	177,222
Sr. Unsec’d. Notes
4.350%	10/01/24		209	188,328
4.500%	06/15/23		247	236,360
5.000%	08/15/22		347	340,179
Trust Fibra Uno (Mexico),
Sr. Unsec’d. Notes, 144A
5.250%	12/15/24		327	346,023
6.950%	01/30/44	(a)	327	356,382
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		3,464	3,258,568
3.750%	02/15/27		47	44,118
4.125%	08/15/30		685	652,999
4.250%	12/01/26		1,942	1,861,467
4.625%	12/01/29		62	60,781
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/31		1,045	1,041,058

				34,636,864

Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25		865	860,464
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		47	45,594
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27		1,269	1,361,999
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25		382	341,755
CK Hutchison International 20 Ltd. (United Kingdom),
Gtd. Notes, 144A
2.500%	05/08/30		1,695	1,738,766
Dollar General Corp.,
Sr. Unsec’d. Notes
4.125%	04/03/50		60	71,807
El Puerto de Liverpool SAB de CV (Mexico),
Gtd. Notes, 144A
3.875%	10/06/26		4,350	4,352,063
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	04/30/23	(a)	2,270	2,325,246
4.375%	01/27/25		1,225	1,286,977

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		490	$350,993
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	(a)	1,973	2,214,677
3.350%	04/15/50		355	408,150
IRB Holding Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		195	200,818
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46		112	125,078
4.000%	04/15/25	(a)	1,245	1,419,156
4.550%	04/05/49		447	565,565
5.125%	04/15/50		385	531,412
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25		145	144,381
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	05/01/43		598	661,619
4.200%	04/01/50		150	181,547
4.450%	09/01/48		537	662,869
4.875%	12/09/45		1,066	1,375,924
Starbucks Corp.,
Sr. Unsec’d. Notes
2.550%	11/15/30		1,050	1,102,041
3.350%	03/12/50	(a)	1,250	1,279,250
3.500%	11/15/50		3,590	3,776,665
Target Corp.,
Sr. Unsec’d. Notes
2.650%	09/15/30		1,315	1,446,470
Walmart, Inc.,
Sr. Unsec’d. Notes
3.700%	06/26/28		266	314,002

				29,145,288

Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		2,800	2,910,068

Semiconductors — 1.2%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	04/01/25		425	459,606
3.500%	12/05/26		165	185,806
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50	(a)	688	701,464
4.350%	04/01/47		132	170,328
5.100%	10/01/35		58	80,489
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23		2,500	2,596,465
3.875%	01/15/27		1,253	1,353,511

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (cont’d.)
Broadcom, Inc.,
Gtd. Notes, 144A
2.250%	11/15/23		335	$346,082
3.150%	11/15/25	(a)	3,315	3,523,892
4.110%	09/15/28		1,101	1,201,161
4.250%	04/15/26	(a)	2,610	2,903,890
4.700%	04/15/25		5,769	6,495,959
Intel Corp.,
Sr. Unsec’d. Notes
4.100%	05/19/46		325	409,543
4.750%	03/25/50		790	1,112,318
KLA Corp.,
Sr. Unsec’d. Notes
3.300%	03/01/50		1,407	1,453,829
4.100%	03/15/29	(a)	908	1,071,527
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30		163	166,120
2.875%	06/15/50		415	428,295
3.750%	03/15/26		988	1,132,597
4.875%	03/15/49	(a)	439	607,802
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		1,690	1,825,330
Sr. Sec’d. Notes, 144A
2.670%	09/01/23		1,615	1,661,823
Micron Technology, Inc.,
Sr. Unsec’d. Notes
2.497%	04/24/23		2,255	2,343,481
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30	(a)	1,059	1,177,741
3.200%	09/16/26		895	1,013,483
3.500%	04/01/50	(a)	1,176	1,345,431
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21		1,630	1,678,165
4.625%	06/15/22		200	212,936
5.550%	12/01/28		418	510,097
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25		100	105,059
3.150%	05/01/27		241	254,777
3.875%	06/18/26		182	203,160
4.300%	06/18/29		426	485,254
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
4.300%	05/20/47		372	465,902
4.800%	05/20/45	(a)	653	853,962
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30		214	217,492
2.250%	09/04/29		905	964,749
Xilinx, Inc.,
Sr. Unsec’d. Notes
2.375%	06/01/30		3,305	3,417,355

				45,136,881

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes, 144A
3.844%	05/01/25	(a)		650	$706,453
Sr. Unsec’d. Notes, 144A
4.200%	05/01/30	(a)		1,772	1,977,725

					2,684,178

Software — 0.8%
Autodesk, Inc.,
Sr. Unsec’d. Notes
3.500%	06/15/27	(a)		1,348	1,520,366
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
1.000%	12/03/28		EUR	1,050	1,165,521
2.950%	05/21/39		EUR	600	773,171
3.000%	08/15/26			551	609,674
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26			2,668	2,949,027
3.500%	07/01/29			1,669	1,872,895
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50			1,106	1,143,929
3.450%	08/08/36	(a)		472	569,123
3.750%	02/12/45			230	284,560
4.000%	02/12/55	(a)		249	321,865
4.200%	11/03/35			396	520,144
MSCI, Inc.,
Gtd. Notes, 144A
3.875%	02/15/31			3,910	3,985,653
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	(a)		940	1,007,717
2.650%	07/15/26			297	320,409
3.600%	04/01/40			4,009	4,529,248
3.600%	04/01/50			5,123	5,735,551
3.800%	11/15/37			524	607,358
3.850%	07/15/36	(a)		550	645,269
4.000%	07/15/46			234	276,403
4.000%	11/15/47			164	194,221
5.375%	07/15/40			152	210,453

					29,242,557

Telecommunications — 2.3%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26			1,689	1,758,851
8.125%	02/01/27	(a)		465	508,483
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30			3,196	3,371,835
AT&T, Inc.,
Sr. Unsec’d. Notes
2.600%	05/19/38		EUR	1,250	1,484,708
3.150%	09/04/36		EUR	190	241,132
3.400%	06/15/22			40	42,104
3.400%	05/15/25			237	260,096

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
3.550%	06/01/24		480	$524,854
3.600%	07/15/25		277	307,319
3.800%	02/15/27		5	5,613
3.900%	03/11/24		3,775	4,150,109
4.250%	03/01/27		456	520,720
4.350%	06/15/45		180	201,350
4.500%	03/09/48	(a)	1,581	1,840,700
4.750%	05/15/46	(a)	1,232	1,447,010
4.800%	06/15/44		1,514	1,753,157
4.850%	07/15/45		776	926,483
5.150%	03/15/42		140	174,609
5.150%	11/15/46		333	409,322
5.250%	03/01/37		1,910	2,366,455
5.450%	03/01/47		855	1,119,423
Sr. Unsec’d. Notes, 144A
(1.937)%	11/27/22	(s)	4,000	3,893,253
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24		333	345,447
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.375%	06/10/25		1,935	2,004,804
Colombia Telecomunicaciones SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.375%	09/27/22		835	836,414
Comunicaciones Celulares SA Via Comcel Trust (Guatemala),
Sr. Unsec’d. Notes
6.875%	02/06/24		207	211,648
Connect Finco SARL/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26		527	497,923
Corning, Inc.,
Sr. Unsec’d. Notes
3.700%	11/15/23		135	142,814
4.375%	11/15/57		310	357,680
5.450%	11/15/79		2,990	3,571,661
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, 144A
3.600%	01/19/27		293	327,787
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25		178	43,926
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26		67	40,676
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25		85	72,212
Sr. Sec’d. Notes, 144A
8.750%	05/25/24		168	163,875
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23		200	102,956
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
4.750%	08/01/26		205	218,079

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Kenbourne Invest SA (Chile),
Gtd. Notes, 144A
6.875%	11/26/24	(a)		501	$506,410
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23			245	245,023
5.250%	03/15/26			274	281,431
5.375%	01/15/24			417	420,319
Gtd. Notes, 144A
4.250%	07/01/28			1,022	1,019,768
4.625%	09/15/27			62	62,477
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A
6.625%	10/15/26	(a)		1,185	1,263,280
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29			1,404	1,620,580
5.500%	09/01/44			855	955,242
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
3.250%	02/21/23			2,140	2,231,420
3.875%	01/31/28	(a)		900	996,659
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	(a)		500	576,755
7.625%	03/01/26	(a)		657	775,977
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co.
III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23			665	673,442
Telefonica del Peru SAA (Peru),
Sr. Unsec’d. Notes, 144A
7.375%	04/10/27		PEN	500	141,133
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.462%	02/16/21			4,884	5,023,439
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
1.500%	02/15/26	(a)		2,360	2,359,853
2.550%	02/15/31			985	987,844
3.500%	04/15/25			1,344	1,465,851
3.750%	04/15/27			2,593	2,873,253
3.875%	04/15/30			3,974	4,414,064
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.850%	05/18/40		EUR	480	550,420
2.625%	08/15/26			4,950	5,385,661
2.875%	01/15/38		EUR	600	810,752
3.875%	02/08/29	(a)		893	1,054,717
4.000%	03/22/50			725	923,187
4.016%	12/03/29			455	543,250
4.125%	08/15/46			1,050	1,301,519
4.329%	09/21/28			320	385,157
4.400%	11/01/34			1,780	2,205,853
4.500%	08/10/33			1,040	1,302,942

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25		119	$134,804
4.375%	02/19/43	(a)	659	764,562
5.250%	05/30/48		1,043	1,361,151

				81,863,683

Textiles — 0.1%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/30		3,345	3,661,516
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22		200	60,740

				3,722,256

Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
2.600%	11/19/22		1,463	1,504,864
3.550%	11/19/26		1,165	1,219,922
3.900%	11/19/29		410	426,649

				3,151,435

Transportation — 0.6%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.550%	02/15/50		915	1,068,500
4.400%	03/15/42		71	88,678
5.050%	03/01/41		153	201,618
5.750%	05/01/40		135	189,235
6.150%	05/01/37	(a)	303	447,372
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30		120	122,965
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50		195	231,631
4.250%	03/15/29		576	688,803
4.250%	11/01/66		67	80,822
4.300%	03/01/48		1,048	1,307,550
4.750%	11/15/48		551	730,988
6.150%	05/01/37		15	21,003
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
3.650%	05/07/30		200	214,894
FedEx Corp.,
Gtd. Notes
3.800%	05/15/25	(a)	2,718	3,024,103
3.875%	08/01/42		759	756,075
4.200%	10/17/28		220	251,439
4.550%	04/01/46		150	161,863
5.100%	01/15/44		3	3,509
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50		935	1,018,341

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.550%	11/01/29		38	$40,529
2.900%	06/15/26	(a)	488	538,637
3.400%	11/01/49		545	600,288
3.650%	08/01/25		395	445,881
3.850%	01/15/24		12	13,137
4.050%	08/15/52		212	253,146
4.450%	06/15/45		206	257,604
Pacific National Finance Pty Ltd. (Australia),
Gtd. Notes, EMTN
4.750%	03/22/28		200	208,127
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	09/01/24	(a)	2,070	2,134,619
3.650%	03/18/24		170	181,056
4.625%	06/01/25		865	966,080
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.750%	03/01/26		697	758,370
3.600%	09/15/37		849	943,898
3.839%	03/20/60		490	574,966
3.950%	08/15/59		320	375,965
4.100%	09/15/67		203	242,615
4.150%	01/15/45		7	8,447
4.500%	09/10/48		6	7,756
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.400%	03/15/29		1,247	1,439,498
4.450%	04/01/30	(a)	1,025	1,279,139
5.200%	04/01/40		812	1,127,026
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23		155	156,921
6.750%	08/15/24	(a)	367	384,439

				23,547,533

Trucking & Leasing — 0.1%
GATX Corp.,
Sr. Unsec’d. Notes
4.000%	06/30/30		815	881,104
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		590	604,373
2.700%	11/01/24		240	246,561
3.950%	03/10/25		315	341,171
4.000%	07/15/25	(a)	610	665,143
4.250%	01/17/23	(a)	445	473,592

				3,211,944

Water — 0.0%
Essential Utilities, Inc.,
Sr. Unsec’d. Notes
2.704%	04/15/30	(a)	1,315	1,377,539

TOTAL CORPORATE BONDS (cost $1,379,389,930)				1,431,325,320

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS — 2.3%
Arizona — 0.0%
Arizona Health Facilities Authority,
Revenue Bonds, Series B
1.770%(cc)	01/01/37	360	$338,593
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, Series A
5.000%	12/01/45	590	693,297

			1,031,890

California — 0.6%
Bay Area Toll Authority,
Revenue Bonds, BABs
7.043%	04/01/50	1,700	3,058,708
Revenue Bonds, Series S1, BABs
6.918%	04/01/40	820	1,306,785
California Health Facilities Financing Authority,
Revenue Bonds, Series A
5.000%	08/15/33	290	352,684
California Pollution Control Financing Authority,
Revenue Bonds
5.000%	11/21/45	260	267,184
California State University,
Revenue Bonds, Series B
2.975%	11/01/51	930	984,535
City of Riverside CA Electric Revenue,
Revenue Bonds, BABs
7.605%	10/01/40	300	485,544
Contra Costa Community College District,
General Obligation Unlimited, BABs
6.504%	08/01/34	165	238,851
Los Angeles Community College District,
General Obligation Unlimited, BABs
6.600%	08/01/42	560	930,143
Los Angeles Unified School District,
General Obligation Unlimited, BABs
5.750%	07/01/34	395	544,101
Orange County Local Transportation Authority,
Revenue Bonds, Series A, BABs
6.908%	02/15/41	730	1,085,035
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs
6.583%	05/15/49	565	899,192
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Var.-Regl., Series B, Rfdg., NATL, 3 Month LIBOR + 0.530%
0.765%(c)	12/01/35	1,380	1,195,787
San Diego Public Facilities Financing Authority,
Revenue Bonds, Series A
5.000%	05/15/39	275	335,431
San Jose Redevelopment Agency Successor Agency,
Taxable, Series A
3.176%	08/01/26	320	353,024
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	495	821,289
7.350%	11/01/39	180	300,011
General Obligation Unlimited, Taxable
4.600%	04/01/38	2,510	2,935,445

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
California (cont’d.)
General Obligation Unlimited, Taxable, Series B
2.650%	04/01/26	1,660	$1,804,304
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	1,290	2,095,102
7.550%	04/01/39	305	540,783
University of California,
Revenue Bonds, BABs
5.770%	05/15/43	15	22,519
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	152	206,218

			20,762,675

Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority,
Revenue Bonds
5.000%	07/01/45	380	420,724
Revenue Bonds, Series L
5.000%	07/01/45	560	602,549
State of Connecticut,
General Obligation Unlimited, Taxable, Series A
3.310%	01/15/26	675	736,958
5.850%	03/15/32	695	943,859
General Obligation Unlimited, Taxable, Series D, BABs
5.090%	10/01/30	1,310	1,585,716

			4,289,806

Florida — 0.1%
Canaveral Port Authority,
Revenue Bonds, Series A
5.000%	06/01/45	320	348,710
Revenue Bonds, Series B
5.000%	06/01/48	170	186,194
County of Broward FL Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.814%	10/01/31	235	231,842
2.914%	10/01/32	210	208,043
County of Miami-Dade FL Aviation Revenue,
Revenue Bonds
5.000%	10/01/40	280	326,284
Revenue Bonds, Series A
5.000%	10/01/38	435	491,528
Taxable, Revenue Bonds
4.062%	10/01/31	280	300,972
Taxable, Revenue Bonds, Series D
3.354%	10/01/29	115	118,087
3.454%	10/01/30	205	211,140
3.504%	10/01/31	195	200,869
Taxable, Revenue Bonds, Series E
2.529%	10/01/30	875	843,745
Sumter Landing Community Development District,
Taxable, Revenue Bonds
4.172%	10/01/47	240	269,424

			3,736,838

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Georgia — 0.1%
City of Atlanta GA Water & Wastewater Revenue,
Revenue Bonds
5.000%	11/01/40	150	$176,880
Metropolitan Atlanta Rapid Transit Authority,
Revenue Bonds, Series A
5.000%	07/01/41	430	507,654
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.637%	04/01/57	359	521,806
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	173	258,431

			1,464,771

Idaho — 0.0%
Idaho Health Facilities Authority,
Revenue Bonds
5.000%	12/01/47	200	234,862

Illinois — 0.0%
State of Illinois,
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	1,195	1,212,626

Indiana — 0.0%
Indiana Finance Authority,
Revenue Bonds
5.000%	10/01/45	540	619,034
Indiana Housing & Community Development Authority,
Revenue Bonds, Series A
3.800%	07/01/38	135	148,676

			767,710

Louisiana — 0.0%
Louisiana Public Facilities Authority,
Revenue Bonds
5.000%	07/01/48	210	247,237
New Orleans Aviation Board,
Revenue Bonds
5.000%	01/01/40	310	345,362

			592,599

Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority,
Revenue Bonds
5.000%	08/15/27	190	220,873

Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation, BABs
5.456%	12/01/39	55	79,389
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	380	408,489
Massachusetts Development Finance Agency,
Revenue Bonds
5.000%	07/01/47	290	330,310
Revenue Bonds, Series J2
5.000%	07/01/43	380	442,289

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Massachusetts (cont’d.)
Massachusetts Housing Finance Agency,
Revenue Bonds, Series A
4.500%	12/01/48	185	$197,406
Revenue Bonds, Series B
4.500%	12/01/39	155	163,116
4.600%	12/01/44	160	172,216
Massachusetts School Building Authority,
Taxable, Revenue Bonds, Series B
2.966%	10/15/32	635	671,119
Massachusetts Water Resources Authority,
Revenue Bonds
5.000%	08/01/40	150	181,177
Univ. of Massachusetts Building Authority,
Revenue Bonds, BABs
5.450%	11/01/40	995	1,380,602

			4,026,113

Michigan — 0.1%
Great Lakes Water Authority Water Supply System Revenue,
Revenue Bonds
5.250%	07/01/33	300	357,258
Taxable, Revenue Bonds, Series A
3.056%	07/01/39	245	260,807
Michigan Finance Authority,
Revenue Bonds
5.000%	11/15/28	200	240,686
5.000%	11/15/41	190	218,924
Michigan State Univ.,
Revenue Bonds, Series A
4.496%	08/15/48	835	932,094
Royal Oak Hospital Finance Authority,
Revenue Bonds
5.000%	09/01/39	260	291,338

			2,301,107

Mississippi — 0.0%
Mississippi Hospital Equipment & Facilities Authority,
Revenue Bonds
5.000%	09/01/46	360	394,006

Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri,
Revenue Bonds
5.000%	11/15/29	210	251,160

New Jersey — 0.0%
New Jersey Transportation Trust Fund Authority,
Taxable, Revenue Bonds, BABs
5.754%	12/15/28	270	312,781
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	205	348,332
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, Series R
3.270%	05/01/43	480	494,520

			1,155,633

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York — 0.5%
City of New York,
General Obligation Unlimited, Taxable, Series A
2.850%	08/01/31	160	$169,888
2.900%	08/01/32	1,400	1,486,394
General Obligation Unlimited, Taxable, Series D2
3.760%	12/01/27	440	502,220
Dutchess County Local Development Corp.,
Revenue Bonds
5.000%	07/01/46	600	653,382
Metropolitan Transportation Authority,
Revenue Bonds, Series C
5.000%	11/15/41	280	337,938
Revenue Bonds, BABs, Series E
6.814%	11/15/40	290	383,328
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds
3.750%	11/01/25	645	705,191
Taxable, Revenue Bonds, Series B3
3.900%	08/01/31	830	949,985
Taxable, Revenue Bonds, Series C3
3.350%	11/01/30	990	1,101,494
Taxable, Revenue Bonds, Series C4
3.550%	05/01/25	830	928,770
Taxable, Revenue Bonds, Series F2
3.050%	05/01/27	975	1,072,997
New York City Water & Sewer System,
Revenue Bonds, BABs
5.750%	06/15/41	100	154,101
Revenue Bonds, BABs
5.440%	06/15/43	285	440,579
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	110	176,837
New York Convention Center Development Corp.,
Revenue Bonds
5.000%	11/15/40	210	227,762
New York State Dormitory Authority,
Revenue Bonds, Series B
2.626%	07/01/28	160	163,395
3.142%	07/01/43	445	447,461
Revenue Bonds, Series F
3.190%	02/15/43	600	678,444
Taxable, Revenue Bonds, Series H, BABs
5.389%	03/15/40	125	174,025
New York State Urban Development Corp.,
Revenue Bonds, Series B
3.900%	03/15/33	1,235	1,395,414
Taxable, Revenue Bonds
3.320%	03/15/29	750	821,685
Taxable, Revenue Bonds, Series B
2.350%	03/15/27	865	908,717
New York Trans. Dev. Corp. Rev.,
Revenue Bonds
5.000%	07/01/46	190	203,910
New York, NY,
General Obligation Unlimited, Series A
2.490%	08/01/27	300	316,062

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	710	$943,831
4.926%	10/01/51	865	1,192,377
Taxable, Revenue Bonds
4.960%	08/01/46	570	773,057
5.647%	11/01/40	190	264,778
State of New York,
General Obligation Unlimited, Taxable, Series B
2.800%	02/15/32	765	820,661

			18,394,683

Ohio — 0.1%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
7.834%	02/15/41	240	388,560
8.084%	02/15/50	350	636,496
JobsOhio Beverage System,
Taxable, Revenue Bonds
3.985%	01/01/29	780	886,408

			1,911,464

Oregon — 0.1%
Oregon School Boards Association,
General Obligation Limited, Taxable, Series B
5.550%	06/30/28	165	197,990
5.680%	06/30/28	1,030	1,263,398

			1,461,388

Pennsylvania — 0.1%
Commonwealth Financing Authority,
Taxable, Revenue Bonds
4.144%	06/01/38	130	156,226
Taxable, Revenue Bonds, Series A
3.807%	06/01/41	1,785	2,072,278
3.864%	06/01/38	215	250,974
DuBois Hospital Authority,
Revenue Bonds
5.000%	07/15/43	220	254,353
Pennsylvania Economic Development Financing Authority,
Revenue Bonds
5.000%	12/31/38	210	227,487
Pennsylvania Turnpike Commission,
Revenue Bonds
5.000%	12/01/48	450	524,191

			3,485,509

South Carolina — 0.0%
Lexington County Health Services District, Inc.,
Revenue Bonds
5.000%	11/01/41	180	207,587
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	756	774,287

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
South Carolina (cont’d.)
Spartanburg County School District No 7,
General Obligation Unlimited, Series B
5.000%	03/01/48		100	$125,715

				1,107,589

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board,
Revenue Bonds
5.000%	07/01/46		400	446,044
Tennessee Housing Development Agency,
Revenue Bonds
3.750%	07/01/38		160	173,685
3.850%	07/01/43		70	75,676
3.950%	01/01/49		60	64,638

				760,043

Texas — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41		295	439,978
Dallas/Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
3.144%	11/01/45		375	383,617
New Hope Cultural Education Facilities Finance Corp.,
Revenue Bonds
5.000%	08/15/47		240	282,842
San Antonio Water System,
Revenue Bonds, Series B
5.000%	05/15/39		250	295,393
State of Texas,
General Obligation Unlimited, BABs
5.517%	04/01/39		1,385	2,052,141
Texas A&M University,
Taxable, Revenue Bonds
2.836%	05/15/27		470	517,066
Texas Municipal Gas Acquisition & Supply Corp. I,
Revenue Bonds
6.250%	12/15/26		145	167,797
Texas Private Activity Bond Surface Transportation Corp.,
Revenue Bonds
5.000%	12/31/55		140	146,223
Texas Transportation Commission,
General Obligation Unlimited
5.000%	04/01/32	(hh)	490	662,338

				4,947,395

Virginia — 0.1%
Chesapeake Bay Bridge & Tunnel District,
Revenue Bonds
5.000%	07/01/51		175	188,643
Tobacco Settlement Financing Corp.,
Taxable, Revenue Bonds
6.706%	06/01/46		150	143,507
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119		3,720	4,111,046

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Virginia (cont’d.)
Virginia Small Business Financing Authority,
Revenue Bonds
5.000%	12/31/52	400	$440,352

			4,883,548

Washington — 0.1%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, Series S1
5.000%	11/01/50	290	331,261
Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project,
Taxable, Revenue Bonds
4.584%	01/01/40	160	197,227
Port of Seattle Rev., Intermediate Lien,
Revenue Bonds, Series A
5.000%	05/01/43	150	172,403
State of Washington,
General Obligation Unlimited
5.000%	08/01/40	220	271,927
General Obligation Unlimited, Series 1
5.000%	08/01/40	540	643,037
General Obligation Unlimited, Series D
5.000%	02/01/41	360	439,693

			2,055,548

West Virginia — 0.1%
Tobacco Settlement Finance Authority,
Revenue Bonds, Series A
7.467%	06/01/47	365	367,281
West Virginia Hospital Finance Authority,
Revenue Bonds
5.000%	06/01/21	240	248,810
5.000%	06/01/22	260	279,646
5.000%	06/01/23	215	239,267
5.000%	06/01/24	230	263,534

			1,398,538

TOTAL MUNICIPAL BONDS (cost $76,425,269)			82,848,374

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.2%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
3.869%(cc)	09/25/35	848	773,985
Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.500%	05/25/36	321	237,979
Series 2006-17T1, Class A1
6.250%	06/25/36	2,096	1,265,071
Series 2006-OC10, Class 2A3, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.415%(c)	11/25/36	307	231,062
Series 2007-3T1, Class 1A1
6.000%	04/25/37	69	45,280
Series 2007-OA7, Class A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	05/25/47	2,153	1,863,851

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
American Home Mortgage Assets Trust,
Series 2006-05, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.920% (Cap N/A, Floor 0.920%)
2.424%(c)	11/25/46	142	$60,550
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
2.204%(c)	02/25/47	193	103,220
APS Resecuritization Trust,
Series 2016-03, Class 3A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.035%(c)	09/27/46	1,248	1,234,696
Series 2016-03, Class 4A, 144A, 1 Month LIBOR + 2.600% (Cap N/A, Floor 2.600%)
2.785%(c)	04/27/47	219	216,990
BCAP LLC Trust,
Series 2011-RR05, Class 12A1, 144A
4.869%(cc)	03/26/37	563	563,744
Bear Stearns ARM Trust,
Series 2004-03, Class 1A1
3.398%(cc)	07/25/34	325	290,224
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
3.635%(cc)	01/26/36	1,428	1,177,937
Chase Mortgage Finance Trust,
Series 2007-S06, Class 1A1
6.000%	12/25/37	4,703	3,208,938
Credit Suisse Mortgage Trust,
Series 2007-01, Class 5A13
6.000%	02/25/37	2,100	1,729,274
Series 2014-09R, Class 9A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.288%(c)	08/27/36	335	299,697
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 10A1, 1 Month LIBOR + 1.350% (Cap 6.250%, Floor 1.350%)
1.535%(c)	11/25/35	258	52,823
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA04, Class A2A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.355%(c)	08/25/47	247	162,391
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB03, Class A3
6.510%(cc)	07/25/36	113	104,352
Fannie Mae REMIC Trust,
Series 2003-W01, Class 1A1
5.242%(cc)	12/25/42	228	251,588
Fannie Mae REMICS,
Series 2003-25, Class KP
5.000%	04/25/33	406	462,954
Series 2004-96, Class QD
5.500%	12/25/34	2,000	2,334,694
Series 2005-59, Class DQ, 1 Month LIBOR x (3) + 17.000% (Cap 17.000%, Floor 0.000%)
16.539%(c)	05/25/35	286	325,130
Series 2006-118, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.228%(c)	12/25/36	208	207,067

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-73, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.236%(c)	07/25/37	608	$597,987
Series 2008-15, Class AS, 1 Month LIBOR x (5) + 33.000% (Cap 33.000%, Floor 0.000%)
32.078%(c)	08/25/36	474	968,069
Series 2010-95, Class FB, 1 Month LIBOR + 0.400% (Cap 7.000%, Floor 0.400%)
0.585%(c)	09/25/40	753	753,926
Series 2011-84, Class PZ
5.250%	09/25/41	3,163	3,894,324
Series 2012-03, Class FP, 1 Month LIBOR + 0.400% (Cap 7.000%, Floor 0.400%)
0.585%(c)	03/25/39	145	144,852
Series 2012-93, Class PY
2.500%	09/25/42	597	636,271
Series 2013-10, Class BV
3.000%	11/25/31	781	854,210
Series 2015-22, Class DY
3.000%	04/25/45	1,402	1,557,348
Series 2015-66, Class CL
3.500%	07/25/41	944	1,078,495
Series 2016-26, Class KL, 1 Month LIBOR x (5) + 18.000% (Cap 4.500%, Floor 0.000%)
4.500%(c)	11/25/42	1,739	1,874,404
Series 2016-32, Class GT, 1 Month LIBOR x (5) + 18.000% (Cap 4.500%, Floor 0.000%)
4.500%(c)	01/25/43	1,495	1,634,487
Series 2017-82, Class FG, 1 Month LIBOR + 0.250% (Cap 6.500%, Floor 0.250%)
0.435%(c)	11/25/32	625	622,915
Federal Agricultural Mortgage Corp.,
Series 2017-01, Class A2, 144A
3.724%(cc)	03/25/47	1,738	1,805,362
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)
2.904%(c)	07/25/44	824	855,283
Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
2.704%(c)	10/25/44	1,263	1,276,087
Freddie Mac REMICS,
Series 3708, Class PL
4.500%	08/15/40	1,454	1,754,686
Series 3785, Class LS, 1 Month LIBOR x (2) + 9.900% (Cap 9.900%, Floor 0.000%)
9.531%(c)	01/15/41	1,626	2,086,829
Series 4059, Class DY
3.500%	06/15/42	5,075	5,841,054
Series 4068, Class ME
4.000%	06/15/42	500	605,243
Series 4401, Class BL
3.500%	10/15/34	10,000	11,710,308
Series 4480, Class NB
3.500%	06/15/45	1,000	1,171,977

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4493, Class SM, 1 Month LIBOR x (2) + 6.000% (Cap 6.000%, Floor 0.000%)
5.723%(c)	07/15/45	1,425	$1,675,451
Series 4621, Class KB
2.500%	10/15/46	1,441	1,595,902
Series 4910, Class MI
4.000%	08/25/49	5,737	399,536
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DN01, Class B, 1 Month LIBOR + 11.500% (Cap N/A, Floor 0.000%)
11.685%(c)	01/25/25	235	207,735
Series 2015-HQ2, Class B, 1 Month LIBOR + 7.950% (Cap N/A, Floor 0.000%)
8.135%(c)	05/25/25	241	183,392
Series 2017-DNA03, Class B1, 1 Month LIBOR + 4.450% (Cap N/A, Floor 0.000%)
4.635%(c)	03/25/30	250	247,679
Series 2017-HRP1, Class M2, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
2.635%(c)	12/25/42	157	151,704
Government National Mortgage Assoc.,
Series 2004-02, Class FH, 1 Month LIBOR + 0.300% (Cap 7.500%, Floor 0.300%)
0.495%(c)	01/16/34	473	471,763
Series 2010-H03, Class FA, 1 Month LIBOR + 0.550% (Cap 10.690%, Floor 0.550%)
0.724%(c)	03/20/60	214	214,110
Series 2012-H08, Class FA, 1 Month LIBOR + 0.600% (Cap 11.000%, Floor 0.600%)
0.903%(c)	01/20/62	6,173	6,182,569
Series 2012-H10, Class FA, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)
0.853%(c)	12/20/61	705	705,605
Series 2012-H20, Class BA, 1 Month LIBOR + 0.560% (Cap 10.500%, Floor 0.560%)
0.863%(c)	09/20/62	4,252	4,254,551
Series 2012-H26, Class BA, 1 Month LIBOR + 0.350% (Cap 10.500%, Floor 0.350%)
0.653%(c)	10/20/62	199	197,944
Series 2012-H29, Class FA, 1 Month LIBOR + 0.515% (Cap 11.500%, Floor 0.515%)
0.818%(c)	10/20/62	754	753,766
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
0.643%(c)	12/20/62	1,056	1,050,215
Series 2013-H08, Class BF, 1 Month LIBOR + 0.400% (Cap 10.000%, Floor 0.400%)
0.703%(c)	03/20/63	578	576,292
Series 2013-H14, Class FD, 1 Month LIBOR + 0.470% (Cap 11.000%, Floor 0.470%)
0.773%(c)	06/20/63	1,607	1,605,037
Series 2013-H18, Class EA, 1 Month LIBOR + 0.500% (Cap 10.190%, Floor 0.500%)
0.803%(c)	07/20/63	1,854	1,852,629
Series 2013-H18, Class FA, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.803%(c)	06/20/63	2,725	2,722,370

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2014-H05, Class FB, 1 Month LIBOR + 0.600% (Cap 11.000%, Floor 0.600%)
0.903%(c)	12/20/63	3,199	$3,204,319
Series 2014-H11, Class VA, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.803%(c)	06/20/64	2,421	2,417,423
Series 2014-H17, Class FC, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
0.803%(c)	07/20/64	800	799,118
Series 2014-H20, Class FT, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.400% (Cap 15.000%, Floor 0.500%)
0.570%(c)	04/20/58	2,293	2,271,001
Series 2015-H05, Class FA, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.603%(c)	04/20/61	61	61,301
Series 2015-H10, Class JA
2.250%	04/20/65	2,976	3,041,486
Series 2015-H11, Class FA, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.553%(c)	04/20/65	11	11,052
Series 2016-H01, Class AI
2.366%(cc)	01/20/66	6,980	617,079
Series 2016-H01, Class HZ
4.520%(cc)	10/20/65	1,220	1,414,264
Series 2016-H19, Class FC, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.703%(c)	08/20/66	203	203,314
Series 2016-H19, Class FJ, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.703%(c)	09/20/63	140	140,177
Series 2017-H14, Class FK, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.200% (Cap 15.000%, Floor 0.200%)
0.370%(c)	05/20/67	1,213	1,197,130
Series 2018-H02, Class FJ, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.503%(c)	10/20/64	65	64,441
Series 2018-H14, Class FG, 1 Month LIBOR + 0.350% (Cap 11.000%, Floor 0.350%)
0.653%(c)	09/20/68	850	848,591
Series 2019-44, Class CI
5.000%	04/20/49	7,595	515,058
Series 2019-H01, Class FL, 1 Month LIBOR + 0.450% (Cap 11.000%, Floor 0.450%)
0.753%(c)	12/20/68	496	494,698
Series 2019-H01, Class FT, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.703%(c)	10/20/68	15,465	15,424,774
Series 2019-H04, Class DZ
4.334%(cc)	03/20/69	8,994	11,823,635
Series 2019-H05, Class FT, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.430% (Cap 12.000%, Floor 0.430%)
0.600%(c)	04/20/69	29,475	29,236,510
Series 2019-H10, Class FM, 1 Month LIBOR + 0.400% (Cap 11.000%, Floor 0.400%)
0.703%(c)	05/20/69	2,059	2,058,922

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-H18, Class DF, 1 Month LIBOR + 0.400% (Cap 11.000%, Floor 0.400%)
0.703%(c)	10/20/69	7,436	$7,408,420
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-01, Class A1
4.200%(cc)	10/25/33	268	260,830
IndyMac INDX Mortgage Loan Trust,
Series 2007-AR19, Class 3A1
3.543%(cc)	09/25/37	449	298,578
JPMorgan Alternative Loan Trust,
Series 2008-R04, Class 1A1, 144A
6.000%	12/27/36	1,952	1,550,119
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
1.128%(c)	12/22/69	1,721	1,720,826
LSTAR Securities Investment Trust,
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.873%(c)	03/01/24	482	486,178
MCM Capital LLC,
Series 2018-NPL02, 144A
—%(p)	10/25/28	2,203	657,242
4.000%	10/25/28	710	689,489
Merrill Lynch Mortgage Investors Trust,
Series 2003-A03, Class 1A
3.603%(cc)	05/25/33	746	722,423
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, 144A, 1 Month LIBOR + 0.340% (Cap 9.000%, Floor 0.340%)
0.513%(c)	04/16/36	1,946	1,681,716
New Residential Mortgage Loan Trust,
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	331	353,966
OBX Trust,
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48	1,185	1,232,675
Reperforming Loan REMIC Trust,
Series 2005-R03, Class AF, 144A, 1 Month LIBOR + 0.400% (Cap 9.500%, Floor 0.400%)
0.585%(c)	09/25/35	37	32,147
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 3A1
6.500%	07/25/36	8,675	4,440,107
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class B, 144A
18.437%(s)	07/25/56	320	33,535
Series 2017-03, Class BIO, 144A
0.000%(cc)	07/25/56	981	112,267
Sequoia Mortgage Trust,
Series 2007-03, Class 2AA1
3.679%(cc)	07/20/37	206	181,630
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47	440	448,497
Series 2017-CH02, Class A10, 144A
4.000%(cc)	12/25/47	360	365,266

Interest Rate	Maturity Date		Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-CH01, Class A1, 144A
4.000%(cc)	02/25/48			955	$976,757
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48			1,776	1,824,643
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 3A1
3.367%(cc)	01/25/35			867	826,687
Series 2006-03, Class 4A
3.685%(cc)	04/25/36			177	133,876
Thornburg Mortgage Securities Trust,
Series 2006-05, Class A1
4.085%(cc)	10/25/46			1,761	1,676,057
TVC Mortgage Trust,
Series 2020-RTL01, Class A1, 144A
3.474%	09/25/24			270	267,844
Voyager OPTONE Delaware Trust,
Series 2009-01, Class SAA7, 144A
2.166%(cc)	02/25/38			2,283	784,519
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
2.704%(c)	11/25/42			80	73,821
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-04, Class 3A1
6.500%(cc)	05/25/36			363	332,889

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $187,758,202)					189,393,161

SOVEREIGN BONDS — 2.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
3.125%	09/30/49			325	339,112
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/16/25			839	882,633
3.875%	04/16/50			1,830	2,167,186
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.875%	06/06/25			1,187	1,172,056
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.125%	04/15/31			358	355,261
3.875%	04/25/27			1,490	1,576,101
4.125%	05/15/51			1,997	2,007,428
4.500%	03/15/29	(a)		1,200	1,314,603
5.200%	05/15/49			770	903,348
Colombian TES (Colombia),
Bonds, Series B
6.250%	11/26/25		COP	1,372,700	394,759
7.250%	10/18/34		COP	3,835,100	1,053,254
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50			320	316,595
Sr. Unsec’d. Notes, 144A, MTN
6.375%	04/11/31		EUR	407	423,894
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30		EUR	459	465,569

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	03/25/24			798	$905,646
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30			1,200	1,225,576
4.100%	04/24/28	(v)		878	972,159
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22			1,970	2,039,163
Indonesia Treasury Bond (Indonesia),
Bonds, Series 059
7.000%	05/15/27		IDR	9,949,000	699,100
Bonds, Series 065
6.625%	05/15/33		IDR	4,101,000	263,490
Bonds, Series 079
8.375%	04/15/39		IDR	31,026,000	2,293,144
Bonds, Series 080
7.500%	06/15/35		IDR	22,950,000	1,592,664
Bonds, Series 082
7.000%	09/15/30		IDR	4,390,000	303,013
Bonds, Series FR81
6.500%	06/15/25		IDR	12,437,000	869,916
Mexican Bonos (Mexico),
Bonds
5.750%	03/05/26		MXN	204,300	9,142,203
Bonds, Series M
6.500%	06/10/21		MXN	213,800	9,457,526
Sr. Unsec’d. Notes, Series M
8.500%	05/31/29		MXN	68,153	3,515,317
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.150%	03/28/27			3,813	4,093,147
4.500%	01/31/50			1,328	1,369,598
4.750%	04/27/32			1,213	1,336,855
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
3.875%	03/08/22			2,585	2,549,427
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28	(a)		2,489	2,797,635
4.500%	04/01/56			3,125	3,832,764
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
3.800%	06/23/50			200	205,370
Sr. Unsec’d. Notes, 144A
2.800%	06/23/30			1,050	1,051,299
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26			570	592,523
4.125%	08/25/27			1,351	1,549,952
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.457%	05/05/30			1,345	1,411,261
3.000%	02/01/28			2,442	2,635,640
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.750%	04/16/30			614	700,184
3.875%	04/23/23			2,440	2,618,720

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
4.400%	04/16/50			1,400	$1,741,433
Russian Federal Bond – OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27		RUB	61,190	991,975
Bonds, Series 6218
8.500%	09/17/31		RUB	115,654	1,962,203
Bonds, Series 6224
6.900%	05/23/29		RUB	144,538	2,198,909
Bonds, Series 6232
6.000%	10/06/27		RUB	35,365	511,082
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.900%	10/22/25			2,541	2,695,920
3.250%	10/26/26			5,155	5,578,536
Sr. Unsec’d. Notes, EMTN
3.250%	10/22/30			1,240	1,331,862
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
7.550%	03/28/30			200	130,747
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.750%	06/20/26		EUR	355	406,092
7.375%	09/25/32			200	201,391
9.750%	11/01/28			1,200	1,371,608
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27			915	1,046,427
5.100%	06/18/50	(a)		292	377,093
Sr. Unsec’d. Notes, 144A
8.500%	03/15/28		UYU	128,765	2,775,073
9.875%	06/20/22		UYU	46,830	1,103,393

TOTAL SOVEREIGN BONDS (cost $99,787,225)					97,818,835

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.2%
Federal Home Loan Mortgage Corp.
2.500%	02/01/30			209	222,513
2.500%	04/01/30			223	237,604
2.500%	05/01/30			402	426,518
2.500%	07/01/30			25	27,019
2.500%	07/01/30			27	28,343
2.500%	07/01/30			95	100,785
2.500%	07/01/30			99	105,036
2.500%	08/01/30			344	365,316
2.500%	08/01/30			435	462,065
2.500%	09/01/30			332	352,333
2.500%	09/01/30			1,012	1,073,375
2.500%	04/01/31			786	834,565
3.000%	09/01/27			229	241,024
3.000%	07/01/28			124	129,942
3.000%	01/01/30			117	124,284
3.000%	01/01/30			145	153,674
3.000%	02/01/30			925	984,143
3.000%	06/01/30			558	597,401
3.000%	07/01/30			57	61,085
3.000%	07/01/30			489	521,457
3.000%	08/01/30			65	69,529
3.000%	08/01/30			98	104,382

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/01/42	1,268	$1,370,667
3.000%	12/01/46	42	45,122
3.000%	12/01/46	129	140,474
3.000%	12/01/46	217	235,592
3.000%	12/01/46	506	540,893
3.000%	12/01/46	574	620,783
3.500%	09/01/30	617	659,675
3.500%	02/01/31	109	117,392
3.500%	04/01/31	51	54,656
3.500%	04/01/31	770	831,259
3.500%	04/01/32	2,007	2,168,113
3.500%	10/01/41	578	624,337
3.500%	04/01/42	242	264,245
3.500%	05/01/42	8	8,967
3.500%	05/01/42	16	16,875
3.500%	05/01/42	26	28,247
3.500%	08/01/42	88	95,815
3.500%	08/01/42	222	242,969
3.500%	08/01/42	390	422,282
3.500%	10/01/42	56	61,730
3.500%	11/01/42	474	513,570
3.500%	02/01/43	2,160	2,349,174
3.500%	06/01/43	148	162,274
3.500%	08/01/43	149	160,726
3.500%	06/01/44	119	130,583
3.500%	09/01/44	17	18,364
3.500%	11/01/44	3	2,809
3.500%	11/01/44	7	7,655
3.500%	01/01/45	30	32,399
3.500%	01/01/45	45	48,437
3.500%	01/01/45	18,730	20,557,148
3.500%	05/01/45	14	15,349
3.500%	05/01/45	96	104,764
3.500%	06/01/45	95	102,908
3.500%	07/01/45	3	2,827
3.500%	09/01/45	73	81,264
3.500%	10/01/45	10	10,915
3.500%	11/01/45	285	310,303
3.500%	01/01/46	436	474,059
3.500%	02/01/46	31	33,632
3.500%	03/01/46	311	337,631
3.500%	05/01/46	380	412,880
3.500%	03/01/47	905	976,665
3.500%	07/01/47	157	173,177
3.500%	10/01/47	584	648,338
3.500%	11/01/47	358	391,583
3.500%	12/01/47	784	870,027
3.500%	01/01/48	91	101,307
3.500%	01/01/48	179	196,852
3.500%	07/01/49	259	282,615
4.000%	08/01/40	119	129,995
4.000%	09/01/40	239	263,908
4.000%	09/01/40	768	842,490
4.000%	04/01/41	8	8,240
4.000%	12/01/42	152	166,365
4.000%	04/01/44	283	314,749
4.000%	07/01/44	135	147,713
4.000%	02/01/45	30	32,722

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	02/01/45	61	$66,736
4.000%	09/01/45	460	504,682
4.000%	12/01/45	101	110,874
4.000%	12/01/45	112	122,672
4.000%	07/01/46	471	514,929
4.000%	08/01/46	237	258,621
4.000%	09/01/46	34	37,528
4.000%	10/01/46	78	85,408
4.500%	08/01/39	330	366,910
4.500%	12/01/39	97	107,498
4.500%	07/01/40	30	33,285
4.500%	05/01/41	274	304,066
4.500%	05/01/41	317	351,847
4.500%	05/01/42	506	562,448
4.500%	11/01/43	508	563,118
4.500%	12/01/43	668	743,420
4.500%	08/01/44	147	163,942
4.500%	04/01/47	1,494	1,651,961
4.500%	05/01/47	567	634,852
4.500%	07/01/47	719	794,853
4.500%	07/01/47	2,107	2,360,523
4.500%	08/01/47	370	402,703
4.500%	10/01/47	366	395,147
4.500%	12/01/47	220	238,777
4.500%	02/01/48	194	209,306
4.500%	07/01/48	843	906,091
4.500%	07/01/48	1,873	2,097,184
4.500%	08/01/48	1,845	2,066,048
4.500%	08/01/48	3,082	3,422,350
4.500%	09/01/48	2,246	2,415,174
4.500%	04/01/49	1,187	1,299,090
5.000%	11/01/41	1,827	2,083,675
5.000%	10/01/48	425	464,222
5.500%	02/01/35	43	49,044
5.500%	06/01/36	13	14,452
5.500%	10/01/36	8	9,550
5.500%	10/01/36	17	19,720
5.500%	12/01/36	7	8,038
5.500%	12/01/36	9	10,415
5.500%	12/01/36	21	23,912
5.500%	03/01/37	6	7,407
5.500%	04/01/37	9	10,869
5.500%	01/01/38	1	1,541
5.500%	01/01/38	8	9,711
5.500%	02/01/38	1	1,556
5.500%	02/01/38	1,278	1,461,781
5.500%	04/01/38	928	1,065,634
5.500%	05/01/38	271	309,603
5.500%	06/01/38	249	284,365
5.500%	07/01/38	358	411,456
5.500%	08/01/38	210	240,810
5.500%	08/01/38	359	411,995
5.500%	01/01/39	445	510,322
6.000%	01/01/27	123	136,121
6.000%	12/01/28	2	1,841
6.000%	01/01/32	1	895
6.000%	11/01/32	2	2,119
6.000%	03/01/33	6	6,828

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	11/01/33	6		$6,468
6.000%	02/01/34	170		198,661
6.000%	12/01/34	5		6,322
6.000%	01/01/36	24		28,451
6.000%	03/01/36	1		1,429
6.000%	04/01/36	25		29,440
6.000%	08/01/36	13		15,585
6.000%	11/01/36	16		18,477
6.000%	12/01/36	734		852,100
6.000%	03/01/37	1		712
6.000%	04/01/37	1		826
6.000%	05/01/37	9		10,495
6.000%	07/01/37	2		1,897
6.000%	08/01/37	18		21,486
6.000%	09/01/37	1		1,508
6.000%	09/01/37	6		7,286
6.000%	10/01/37	1		761
6.000%	10/01/37	5		5,801
6.000%	10/01/37	11		12,550
6.000%	10/01/37	23		26,339
6.000%	11/01/37	219		251,101
6.000%	11/01/37	1,717		2,002,592
6.000%	12/01/37	2		2,160
6.000%	01/01/38	3		3,294
6.000%	01/01/38	13		15,371
6.000%	01/01/38	14		16,021
6.000%	01/01/38	14		16,080
6.000%	01/01/38	14		16,755
6.000%	01/01/38	27		31,658
6.000%	04/01/38	6		6,681
6.000%	04/01/38	26		29,702
6.000%	06/01/38	1		899
6.000%	07/01/38	38		44,177
6.000%	08/01/38	2		2,171
6.000%	08/01/38	3		2,835
6.000%	08/01/38	5		5,785
6.000%	08/01/38	255		295,691
6.000%	09/01/38	1		663
6.000%	09/01/38	13		14,941
6.000%	10/01/38	8		9,768
6.000%	11/01/38	3		3,364
6.000%	01/01/39	722		839,457
6.000%	08/01/39	5		5,012
6.000%	09/01/39	—	(r)	185
6.000%	10/01/39	17		18,494
6.000%	03/01/40	10		11,378
6.000%	04/01/40	286		320,217
6.000%	05/01/40	1		1,684
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.801% (Cap 9.294%, Floor 1.801%)
4.676%(c)	11/01/35	66		66,757
Federal National Mortgage Assoc.
2.000%	TBA	4,797		4,946,438
2.000%	TBA	10,290		10,502,340
2.000%	10/01/31	111		115,611
2.000%	11/01/31	34		35,294
2.000%	11/01/31	180		186,700
2.000%	11/01/31	534		555,425

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
2.000%	11/01/31	656	$681,429
2.000%	12/01/31	150	155,938
2.000%	03/01/32	895	930,397
2.500%	TBA	12,208	12,721,594
2.500%	TBA	119,933	124,750,322
2.500%	TBA	11,120	11,541,918
2.500%	09/01/27	31	32,469
2.500%	09/01/27	42	44,678
2.500%	02/01/28	12	13,033
2.500%	04/01/28	25	26,435
2.500%	08/01/28	63	67,597
2.500%	02/01/30	6	6,799
2.500%	02/01/30	8	8,217
2.500%	02/01/30	25	26,509
2.500%	03/01/30	61	64,734
2.500%	04/01/30	117	124,532
2.500%	05/01/30	247	262,161
2.500%	07/01/30	33	34,881
2.500%	07/01/30	115	122,071
2.500%	07/01/30	191	203,219
2.500%	08/01/30	75	79,980
2.500%	08/01/30	192	203,367
2.500%	08/01/30	260	275,789
2.500%	08/01/30	493	522,982
2.500%	09/01/30	237	252,060
2.500%	09/01/30	300	318,785
2.500%	11/01/30	19	20,304
2.500%	11/01/30	279	295,775
2.500%	11/01/30	281	298,585
2.500%	11/01/30	292	310,643
2.500%	11/01/30	301	318,733
2.500%	03/01/31	44	46,079
2.500%	06/01/31	371	394,038
2.500%	07/01/31	179	190,735
2.500%	08/01/31	30	31,763
2.500%	10/01/31	297	315,054
2.500%	10/01/31	453	481,674
2.500%	10/01/31	648	689,930
2.500%	10/01/31	786	834,616
2.500%	11/01/31	27	28,311
2.500%	11/01/31	29	30,410
2.500%	11/01/31	66	70,572
2.500%	11/01/31	131	139,468
2.500%	11/01/31	250	265,348
2.500%	11/01/31	433	460,944
2.500%	11/01/31	601	638,243
2.500%	02/01/32	49	51,817
2.500%	03/01/32	160	170,402
2.500%	03/01/32	402	426,217
2.500%	03/01/32	437	463,126
2.500%	08/01/32	1,211	1,285,393
2.500%	02/01/33	2,153	2,281,714
2.880%	12/01/27	560	623,005
2.900%	12/01/27	1,505	1,676,489
2.950%	11/01/27	1,170	1,310,938
3.000%	TBA	11,275	11,854,656
3.000%	TBA	13,575	14,293,260
3.000%	TBA	25,700	27,021,255

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	TBA	6,469	$6,797,757
3.000%	04/01/28	77	81,878
3.000%	05/01/28	85	90,507
3.000%	10/01/28	14	14,669
3.000%	10/01/28	127	135,089
3.000%	11/01/28	15	15,674
3.000%	10/01/29	224	239,069
3.000%	03/01/30	383	409,665
3.000%	04/01/30	309	329,381
3.000%	04/01/30	4,190	4,472,844
3.000%	05/01/30	181	193,322
3.000%	05/01/30	301	321,867
3.000%	07/01/30	44	47,195
3.000%	07/01/30	70	74,396
3.000%	07/01/30	246	262,414
3.000%	08/01/30	33	35,313
3.000%	08/01/30	63	67,702
3.000%	08/01/30	65	69,269
3.000%	08/01/30	324	346,059
3.000%	08/01/30	371	395,244
3.000%	08/01/30	422	450,117
3.000%	08/01/30	478	509,764
3.000%	08/01/30	805	853,212
3.000%	08/01/30	1,702	1,820,082
3.000%	09/01/30	38	41,032
3.000%	09/01/30	136	145,325
3.000%	09/01/30	262	279,258
3.000%	09/01/31	226	241,635
3.000%	02/01/32	253	270,538
3.000%	10/01/36	53	56,375
3.000%	11/01/36	153	163,560
3.000%	11/01/36	383	409,481
3.000%	12/01/36	341	362,352
3.000%	12/01/36	455	487,133
3.000%	11/01/39	567	597,872
3.000%	10/01/42	1,222	1,328,939
3.000%	12/01/42	1,094	1,189,103
3.000%	01/01/43	1,411	1,534,347
3.000%	02/01/43	211	229,050
3.000%	03/01/43	211	228,963
3.000%	06/01/43	8,386	9,113,806
3.000%	08/01/43	24	26,256
3.000%	11/01/44	6,392	6,966,053
3.000%	02/01/45	439	476,119
3.000%	03/01/45	235	254,998
3.000%	03/01/45	1,025	1,116,746
3.000%	04/01/45	168	181,828
3.000%	04/01/45	211	228,875
3.000%	04/01/45	231	248,243
3.000%	05/01/45	223	242,713
3.000%	05/01/45	280	304,209
3.000%	05/01/45	3,220	3,479,682
3.000%	07/01/45	183	198,344
3.000%	07/01/45	1,853	2,009,728
3.000%	05/01/46	316	334,036
3.000%	06/01/46	90	95,447
3.000%	06/01/46	92	97,853
3.000%	06/01/46	416	452,988

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	06/01/46	749	$814,498
3.000%	08/01/46	100	109,438
3.000%	09/01/46	541	589,679
3.000%	09/01/46	980	1,065,349
3.000%	10/01/46	456	482,430
3.000%	11/01/46	95	103,494
3.000%	11/01/46	268	291,432
3.000%	11/01/46	1,617	1,747,771
3.000%	01/01/47	191	207,198
3.000%	01/01/47	261	275,838
3.000%	01/01/47	298	314,849
3.000%	01/01/47	640	677,066
3.000%	02/01/47	95	103,461
3.000%	02/01/47	327	345,645
3.000%	02/01/47	366	395,849
3.000%	03/01/47	598	638,886
3.000%	03/01/47	765	807,679
3.000%	03/01/47	765	826,353
3.000%	11/01/47	123	129,469
3.000%	04/01/48	479	495,732
3.000%	03/01/50	1,993	2,107,986
3.000%	05/01/50	292	312,605
3.000%	05/01/50	388	415,029
3.015%	07/01/28	367	413,232
3.340%	03/01/29	1,140	1,309,151
3.500%	11/01/27	48	50,666
3.500%	11/01/28	339	357,325
3.500%	12/01/28	184	196,088
3.500%	12/01/28	210	224,894
3.500%	12/01/28	1,279	1,357,373
3.500%	12/01/28	2,019	2,161,567
3.500%	02/01/29	554	591,629
3.500%	02/01/29	1,129	1,207,015
3.500%	03/01/29	424	449,590
3.500%	07/01/29	579	619,094
3.500%	08/01/30	60	64,200
3.500%	08/01/30	266	285,005
3.500%	01/01/42	117	127,291
3.500%	04/01/42	39	41,470
3.500%	04/01/42	131	141,715
3.500%	05/01/42	22	23,413
3.500%	06/01/42	23	25,263
3.500%	06/01/42	37	39,910
3.500%	07/01/42	56	60,353
3.500%	08/01/42	84	91,044
3.500%	10/01/42	407	440,590
3.500%	12/01/42	100	107,821
3.500%	12/01/42	385	416,714
3.500%	03/01/43	16	17,094
3.500%	03/01/43	19	20,518
3.500%	03/01/43	32	35,080
3.500%	03/01/43	40	43,650
3.500%	03/01/43	571	617,638
3.500%	04/01/43	23	24,650
3.500%	05/01/43	33	35,461
3.500%	05/01/43	86	94,424
3.500%	06/01/43	104	113,610
3.500%	07/01/43	61	67,115

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	07/01/43	133	$143,305
3.500%	07/01/43	382	414,002
3.500%	07/01/43	562	620,491
3.500%	11/01/43	973	1,051,599
3.500%	02/01/45	433	470,599
3.500%	07/01/45	382	423,573
3.500%	07/01/45	1,040	1,130,292
3.500%	10/01/45	196	211,028
3.500%	11/01/45	86	95,217
3.500%	11/01/45	1,405	1,549,115
3.500%	12/01/45	366	406,393
3.500%	03/01/46	452	491,224
3.500%	03/01/46	873	932,389
3.500%	04/01/46	145	153,830
3.500%	04/01/46	196	216,429
3.500%	05/01/46	290	315,313
3.500%	06/01/46	59	65,879
3.500%	06/01/46	1,276	1,386,754
3.500%	07/01/46	272	288,862
3.500%	08/01/46	685	748,397
3.500%	09/01/46	18	19,260
3.500%	09/01/46	648	708,811
3.500%	11/01/46	35	38,123
3.500%	11/01/46	42	45,870
3.500%	11/01/46	83	88,885
3.500%	11/01/46	517	569,820
3.500%	11/01/46	651	723,225
3.500%	12/01/46	109	119,088
3.500%	12/01/46	1,292	1,418,060
3.500%	01/01/47	114	123,528
3.500%	01/01/47	228	248,581
3.500%	01/01/47	276	305,988
3.500%	01/01/47	751	833,751
3.500%	01/01/47	1,938	2,150,118
3.500%	02/01/47	128	141,440
3.500%	03/01/47	99	108,320
3.500%	05/01/47	188	208,831
3.500%	05/01/47	740	808,663
3.500%	06/01/47	559	613,609
3.500%	07/01/47	244	265,102
3.500%	07/01/47	387	424,292
3.500%	09/01/47	92	101,017
3.500%	09/01/47	235	259,073
3.500%	11/01/47	97	107,417
3.500%	11/01/47	600	666,089
3.500%	11/01/47	840	882,269
3.500%	12/01/47	48	52,975
3.500%	12/01/47	651	722,432
3.500%	12/01/47	745	827,073
3.500%	12/01/47	3,218	3,515,420
3.500%	01/01/48	49	53,587
3.500%	01/01/48	77	84,389
3.500%	01/01/48	123	136,239
3.500%	01/01/48	244	269,354
3.500%	01/01/48	1,180	1,293,600
3.500%	01/01/48	1,343	1,489,177
3.550%	02/01/30	1,800	2,069,901
4.000%	TBA	29,109	30,843,032

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	05/01/29	3	$3,441
4.000%	10/01/30	12	12,499
4.000%	10/01/31	350	377,015
4.000%	10/01/33	515	551,774
4.000%	10/01/33	610	658,163
4.000%	10/01/33	611	656,866
4.000%	10/01/33	688	742,794
4.000%	11/01/33	4,294	4,657,689
4.000%	01/01/36	398	426,974
4.000%	05/01/39	18	18,955
4.000%	07/01/39	428	462,261
4.000%	07/01/40	475	521,452
4.000%	08/01/40	12	12,955
4.000%	08/01/40	844	926,629
4.000%	10/01/40	38	41,474
4.000%	11/01/40	151	165,184
4.000%	12/01/40	99	108,168
4.000%	12/01/40	682	748,141
4.000%	01/01/41	165	177,735
4.000%	04/01/41	63	69,366
4.000%	09/01/41	168	184,081
4.000%	09/01/41	1,051	1,153,821
4.000%	09/01/41	1,928	2,116,410
4.000%	10/01/41	104	113,598
4.000%	12/01/41	136	153,771
4.000%	12/01/41	421	475,797
4.000%	02/01/42	357	390,912
4.000%	04/01/42	107	117,937
4.000%	05/01/42	258	282,915
4.000%	05/01/42	741	814,291
4.000%	06/01/42	230	252,345
4.000%	07/01/42	140	152,896
4.000%	08/01/42	119	130,389
4.000%	09/01/42	83	90,957
4.000%	09/01/42	216	236,735
4.000%	12/01/42	285	312,405
4.000%	12/01/42	627	706,778
4.000%	01/01/43	385	422,420
4.000%	03/01/43	144	159,246
4.000%	10/01/43	273	299,824
4.000%	10/01/43	1,225	1,342,651
4.000%	01/01/44	747	836,882
4.000%	02/01/44	4,567	5,164,183
4.000%	03/01/44	162	180,104
4.000%	07/01/44	84	93,575
4.000%	08/01/44	579	654,545
4.000%	12/01/44	28	31,213
4.000%	12/01/44	30	34,240
4.000%	12/01/44	505	565,766
4.000%	12/01/44	540	604,616
4.000%	02/01/45	57	63,988
4.000%	02/01/45	242	269,701
4.000%	02/01/45	448	498,531
4.000%	03/01/45	42	46,126
4.000%	03/01/45	45	50,158
4.000%	03/01/45	269	291,264
4.000%	05/01/45	78	86,657
4.000%	05/01/45	454	513,509

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	08/01/45	252		$272,868
4.000%	10/01/45	98		110,021
4.000%	10/01/45	102		115,628
4.000%	10/01/45	103		114,857
4.000%	10/01/45	107		119,079
4.000%	10/01/45	112		126,354
4.000%	10/01/45	256		289,943
4.000%	10/01/45	349		390,851
4.000%	11/01/45	358		403,396
4.000%	11/01/45	504		558,557
4.000%	12/01/45	151		167,367
4.000%	12/01/45	300		337,818
4.000%	12/01/45	321		355,928
4.000%	12/01/45	1,016		1,097,002
4.000%	01/01/46	158		170,335
4.000%	01/01/46	372		415,383
4.000%	02/01/46	138		149,191
4.000%	02/01/46	171		183,084
4.000%	06/01/46	134		148,799
4.000%	06/01/46	1,653		1,787,738
4.000%	11/01/46	202		228,756
4.000%	11/01/46	303		337,918
4.000%	11/01/46	964		1,065,539
4.000%	01/01/47	288		325,192
4.000%	05/01/47	530		578,252
4.000%	06/01/47	763		849,961
4.000%	07/01/47	247		263,180
4.000%	07/01/47	449		475,749
4.000%	07/01/47	923		1,014,711
4.000%	08/01/47	777		848,828
4.000%	08/01/47	1,032		1,134,603
4.000%	10/01/47	220		234,897
4.000%	12/01/47	260		277,321
4.000%	04/01/48	120		135,277
4.000%	04/01/48	125		140,209
4.000%	05/01/48	814		864,847
4.000%	06/01/48	191		202,039
4.000%	08/01/48	110		121,004
4.000%	08/01/48	142		151,351
4.000%	08/01/48	248		276,270
4.000%	08/01/48	470		519,363
4.000%	03/01/50	4,187		4,545,360
4.500%	TBA	66,479		71,428,569
4.500%	TBA	3,100		3,261,842
4.500%	07/01/22	—	(r)	130
4.500%	04/01/24	17		17,648
4.500%	08/01/24	2		1,760
4.500%	09/01/24	1		711
4.500%	09/01/24	1		1,458
4.500%	12/01/24	10		10,939
4.500%	02/01/25	4		3,783
4.500%	03/01/25	1		982
4.500%	03/01/25	11		12,144
4.500%	04/01/25	1		1,092
4.500%	04/01/25	2		1,889
4.500%	04/01/25	4		4,412
4.500%	04/01/25	8		8,041
4.500%	04/01/25	20		20,777

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	05/01/25	2	$1,805
4.500%	05/01/25	3	3,674
4.500%	07/01/25	21	22,184
4.500%	09/01/25	1	582
4.500%	09/01/25	2	2,587
4.500%	11/01/35	13	13,457
4.500%	05/01/37	3	3,722
4.500%	04/01/39	5	5,557
4.500%	04/01/39	8	9,086
4.500%	06/01/39	24	26,681
4.500%	08/01/39	59	66,011
4.500%	06/01/40	66	73,442
4.500%	07/01/40	168	186,717
4.500%	08/01/40	31	34,507
4.500%	11/01/40	206	222,345
4.500%	01/01/41	55	61,570
4.500%	03/01/41	19	21,586
4.500%	04/01/41	4	4,692
4.500%	05/01/41	5	6,000
4.500%	05/01/41	6	6,945
4.500%	07/01/41	32	34,742
4.500%	07/01/41	76	83,488
4.500%	08/01/41	186	206,584
4.500%	09/01/41	45	50,893
4.500%	10/01/41	20	21,715
4.500%	10/01/41	44	48,895
4.500%	01/01/42	11	11,876
4.500%	06/01/42	14	14,884
4.500%	09/01/42	538	597,606
4.500%	11/01/42	62	67,643
4.500%	10/01/43	576	640,936
4.500%	11/01/43	1,615	1,857,244
4.500%	03/01/44	760	845,794
4.500%	05/01/44	271	305,876
4.500%	01/01/45	627	697,162
4.500%	05/01/45	616	672,946
4.500%	07/01/45	885	998,827
4.500%	09/01/45	192	217,826
4.500%	11/01/45	31	34,203
4.500%	11/01/45	135	153,250
4.500%	11/01/45	1,143	1,280,134
4.500%	12/01/45	423	470,514
4.500%	07/01/46	2,200	2,528,024
4.500%	08/01/46	424	478,244
4.500%	01/01/47	120	130,811
4.500%	09/01/47	34	36,880
4.500%	10/01/47	29	31,432
4.500%	10/01/47	69	74,349
4.500%	10/01/47	199	222,919
4.500%	11/01/47	20	21,448
4.500%	11/01/47	100	107,705
4.500%	11/01/47	804	888,800
4.500%	11/01/47	1,375	1,517,692
4.500%	12/01/47	31	33,752
4.500%	12/01/47	176	190,354
4.500%	01/01/48	1,959	2,165,297
4.500%	02/01/48	55	59,503
4.500%	03/01/48	45	48,612

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	03/01/48	50		$53,890
4.500%	04/01/48	349		400,781
4.500%	05/01/48	56		60,409
4.500%	05/01/48	2,080		2,328,659
4.500%	05/01/48	6,523		7,239,558
4.500%	06/01/48	3,486		3,747,013
4.500%	07/01/48	29		31,453
4.500%	07/01/48	34		37,966
4.500%	07/01/48	209		239,517
4.500%	07/01/48	2,122		2,278,594
4.500%	08/01/48	977		1,049,335
4.500%	08/01/48	1,451		1,624,486
4.500%	09/01/48	1,176		1,289,095
4.500%	10/01/48	1,283		1,378,359
4.500%	11/01/48	1,268		1,401,418
4.500%	12/01/48	321		345,210
4.500%	01/01/49	838		900,068
4.500%	02/01/49	7,751		8,900,713
4.500%	04/01/49	6,332		6,800,447
4.500%	05/01/49	6,651		7,637,365
5.000%	02/01/35	1,964		2,254,828
5.000%	08/01/35	4		3,907
5.000%	09/01/35	12		14,157
5.000%	09/01/35	90		102,898
5.000%	10/01/35	4		4,201
5.000%	03/01/36	4		4,131
5.000%	12/01/36	5		6,302
5.000%	06/01/37	8		8,723
5.000%	01/01/38	9		9,873
5.000%	12/01/39	6		6,838
5.000%	01/01/40	5		5,377
5.000%	05/01/40	6		7,378
5.000%	05/01/40	36		40,292
5.000%	01/01/41	10		11,288
5.000%	04/01/41	6		6,372
5.000%	05/01/41	6		6,377
5.000%	07/01/41	2,357		2,703,842
5.000%	01/01/42	8		9,014
5.000%	12/01/43	3,657		4,195,064
5.500%	TBA	965		1,062,011
5.500%	06/01/21	—	(r)	444
5.500%	06/01/21	2		1,649
5.500%	09/01/21	2		1,761
5.500%	01/01/22	3		2,703
5.500%	03/01/22	3		2,668
5.500%	04/01/22	9		8,711
5.500%	11/01/22	—	(r)	220
5.500%	12/01/22	—	(r)	166
5.500%	12/01/22	—	(r)	254
5.500%	04/01/24	3		2,855
5.500%	06/01/24	8		8,237
5.500%	09/01/27	—	(r)	443
5.500%	07/01/28	9		10,171
5.500%	04/01/30	30		32,526
5.500%	12/01/30	—	(r)	545
5.500%	11/01/32	1		843
5.500%	12/01/32	5		5,491
5.500%	01/01/33	28		31,219

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	01/01/33	40		$44,177
5.500%	04/01/33	—	(r)	323
5.500%	04/01/33	23		26,392
5.500%	06/01/33	1		1,108
5.500%	07/01/33	14		15,841
5.500%	09/01/33	3		3,681
5.500%	09/01/33	10		10,992
5.500%	10/01/33	21		24,399
5.500%	11/01/33	2		2,194
5.500%	11/01/33	2		2,749
5.500%	11/01/33	4		4,078
5.500%	11/01/33	11		13,027
5.500%	11/01/33	13		14,318
5.500%	11/01/33	13		15,185
5.500%	12/01/33	2		2,046
5.500%	12/01/33	10		10,858
5.500%	01/01/34	1		972
5.500%	01/01/34	6		6,814
5.500%	02/01/34	2		2,095
5.500%	02/01/34	3		3,738
5.500%	02/01/34	18		20,402
5.500%	03/01/34	3		2,997
5.500%	03/01/34	18		20,801
5.500%	04/01/34	2		2,273
5.500%	07/01/34	—	(r)	508
5.500%	07/01/34	12		12,830
5.500%	09/01/34	11		12,423
5.500%	11/01/34	3		3,533
5.500%	12/01/34	1		1,265
5.500%	12/01/34	2		2,575
5.500%	12/01/34	3		3,706
5.500%	12/01/34	10		10,991
5.500%	02/01/35	1		1,144
5.500%	02/01/35	7		7,619
5.500%	02/01/35	21		23,658
5.500%	03/01/35	9		9,642
5.500%	03/01/35	22		24,323
5.500%	03/01/35	24		27,141
5.500%	03/01/35	26		29,764
5.500%	04/01/35	2		2,689
5.500%	04/01/35	19		21,902
5.500%	05/01/35	2		2,467
5.500%	05/01/35	8		9,279
5.500%	06/01/35	2		1,801
5.500%	07/01/35	6		6,468
5.500%	09/01/35	5		6,096
5.500%	09/01/35	19		22,280
5.500%	10/01/35	4		4,356
5.500%	10/01/35	7		7,505
5.500%	10/01/35	7		7,978
5.500%	10/01/35	11		12,493
5.500%	10/01/35	18		20,601
5.500%	10/01/35	19		22,162
5.500%	11/01/35	1		722
5.500%	11/01/35	1		729
5.500%	11/01/35	17		19,960
5.500%	12/01/35	1		589
5.500%	12/01/35	1		722

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	12/01/35	1		$1,199
5.500%	12/01/35	2		2,147
5.500%	12/01/35	2		2,473
5.500%	12/01/35	8		8,303
5.500%	12/01/35	14		16,336
5.500%	12/01/35	37		42,519
5.500%	01/01/36	4		4,026
5.500%	02/01/36	1		1,247
5.500%	03/01/36	2		2,490
5.500%	03/01/36	7		7,727
5.500%	03/01/36	21		24,321
5.500%	05/01/36	—	(r)	272
5.500%	07/01/36	1		1,010
5.500%	07/01/36	6		6,706
5.500%	08/01/36	3		3,404
5.500%	11/01/36	5		5,561
5.500%	01/01/37	21		24,352
5.500%	02/01/37	17		19,553
5.500%	04/01/37	21		22,916
5.500%	06/01/37	6		6,305
5.500%	06/01/37	7		7,974
5.500%	08/01/37	1		1,471
5.500%	08/01/37	2		2,305
5.500%	08/01/37	10		11,176
5.500%	08/01/37	17		19,816
5.500%	03/01/38	24		27,277
5.500%	12/01/38	8		8,669
5.500%	01/01/39	88		100,131
5.500%	09/01/39	11		12,088
5.500%	12/01/39	113		128,415
5.500%	06/01/40	22		24,404
6.000%	09/01/21	5		4,915
6.000%	11/01/28	1		1,293
6.000%	02/01/29	1		890
6.000%	03/01/32	1		1,057
6.000%	05/01/33	—	(r)	469
6.000%	01/01/34	20		23,839
6.000%	11/01/35	5		5,322
6.000%	12/01/35	3		2,947
6.000%	03/01/36	—	(r)	504
6.000%	04/01/36	6		7,114
6.000%	06/01/36	—	(r)	200
6.000%	06/01/36	—	(r)	489
6.000%	07/01/36	—	(r)	346
6.000%	07/01/36	5		5,331
6.000%	08/01/36	—	(r)	196
6.000%	08/01/36	—	(r)	440
6.000%	08/01/36	2		1,952
6.000%	08/01/36	6		6,809
6.000%	08/01/36	19		22,253
6.000%	09/01/36	—	(r)	399
6.000%	09/01/36	—	(r)	405
6.000%	09/01/36	1		675
6.000%	09/01/36	2		1,896
6.000%	09/01/36	2		1,991
6.000%	09/01/36	4		3,913
6.000%	09/01/36	22		24,223
6.000%	10/01/36	2		1,818

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	10/01/36	12		$12,901
6.000%	10/01/36	13		14,789
6.000%	11/01/36	—	(r)	482
6.000%	11/01/36	1		1,109
6.000%	11/01/36	2		2,013
6.000%	11/01/36	2		2,835
6.000%	11/01/36	6		6,590
6.000%	11/01/36	14		16,358
6.000%	11/01/36	17		19,749
6.000%	12/01/36	—	(r)	114
6.000%	12/01/36	—	(r)	295
6.000%	12/01/36	—	(r)	309
6.000%	12/01/36	1		1,167
6.000%	12/01/36	4		4,879
6.000%	12/01/36	5		6,093
6.000%	12/01/36	11		11,947
6.000%	12/01/36	12		13,557
6.000%	01/01/37	1		902
6.000%	01/01/37	1		1,121
6.000%	01/01/37	9		10,517
6.000%	01/01/37	17		19,919
6.000%	01/01/37	19		20,985
6.000%	01/01/37	1,934		2,249,221
6.000%	02/01/37	15		17,664
6.000%	02/01/37	311		363,312
6.000%	03/01/37	—	(r)	425
6.000%	03/01/37	17		19,492
6.000%	03/01/37	21		23,548
6.000%	03/01/37	80		88,962
6.000%	05/01/37	2		2,819
6.000%	05/01/37	13		14,441
6.000%	05/01/37	15		18,028
6.000%	05/01/37	32		35,401
6.000%	06/01/37	7		7,919
6.000%	07/01/37	—	(r)	449
6.000%	08/01/37	1		1,385
6.000%	08/01/37	8		9,891
6.000%	08/01/37	13		14,816
6.000%	08/01/37	18		21,493
6.000%	10/01/37	1		737
6.000%	10/01/38	1		1,055
6.500%	10/01/36	913		1,064,972
Government National Mortgage Assoc.
2.500%	TBA	8,665		9,117,543
2.500%	11/20/49	350		362,794
2.500%	12/20/49	416		430,660
2.500%	12/20/49	524		543,235
3.000%	TBA	33,129		35,089,564
3.000%	12/20/44	61		65,579
3.000%	02/15/45	565		596,770
3.000%	03/20/45	1,762		1,874,363
3.000%	04/20/45	7,303		7,770,946
3.000%	06/20/45	3,311		3,530,378
3.000%	08/20/45	64		68,809
3.000%	10/20/45	444		473,580
3.000%	05/20/46	54		56,868
3.000%	06/20/46	1,217		1,294,005
3.000%	07/20/46	2,484		2,642,593

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	09/20/46	4,728	$5,025,711
3.000%	10/20/46	156	165,430
3.000%	11/20/46	126	133,613
3.000%	12/20/46	414	439,528
3.500%	TBA	1,375	1,450,947
3.500%	TBA	15,967	16,846,552
3.500%	01/15/42	246	262,497
3.500%	04/15/43	407	431,604
3.500%	04/20/43	670	729,014
3.500%	05/20/43	405	440,936
3.500%	02/20/44	2,681	2,897,791
3.500%	03/20/45	83	89,120
3.500%	04/20/45	129	138,112
3.500%	05/20/45	286	306,126
3.500%	07/20/45	94	100,721
3.500%	08/20/45	124	132,644
3.500%	10/20/45	240	257,555
3.500%	11/20/45	86	92,592
3.500%	12/20/45	1,291	1,382,867
3.500%	01/20/46	267	286,019
3.500%	05/20/46	568	608,532
3.500%	07/20/46	1,215	1,300,477
3.500%	09/20/46	235	251,795
3.500%	10/20/46	133	143,272
3.500%	10/20/46	143	154,926
3.500%	10/20/46	164	177,231
3.500%	10/20/46	265	281,510
3.500%	10/20/46	348	374,557
3.500%	05/20/47	10,302	10,987,915
3.500%	11/20/47	9,071	9,650,232
3.500%	03/20/48	131	139,402
3.500%	04/20/48	52	55,365
3.890%(cc)	04/20/62	12	12,550
4.000%	TBA	22,870	24,245,773
4.000%	04/20/39	22	23,730
4.000%	07/20/39	358	395,000
4.000%	10/20/40	383	422,549
4.000%	12/20/40	2,302	2,538,061
4.000%	01/20/41	65	71,715
4.000%	03/15/41	284	308,854
4.000%	10/20/46	70	75,490
4.000%	06/20/47	1,310	1,407,080
4.000%	11/20/47	1,511	1,623,089
4.000%	12/20/47	739	791,497
4.000%	05/20/50	166	177,026
4.184%(cc)	12/20/64	141	143,376
4.253%(cc)	01/20/63	12	11,631
4.286%(cc)	05/20/63	407	414,694
4.360%(cc)	04/20/62	99	104,460
4.392%(cc)	09/20/62	57	61,287
4.458%(cc)	05/20/63	402	406,580
4.500%	TBA	10,000	10,950,000
4.500%	12/20/39	29	31,481
4.500%	01/20/40	35	38,659
4.500%	02/20/40	28	30,666
4.500%	05/20/40	241	264,867
4.500%	07/20/40	12	13,035
4.500%	09/20/40	13	14,797

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/20/40		20	$22,498
4.500%	07/20/41		140	151,067
4.500%	02/20/42		558	613,430
4.500%	03/15/47		155	174,058
4.500%	04/15/47		162	181,289
4.500%	04/15/47		234	264,058
4.500%	05/15/47		134	150,744
4.500%	09/20/48		725	788,510
4.500%	01/20/49		600	641,305
4.500%	02/20/49		556	594,191
4.500%	03/20/49		3,088	3,305,099
4.500%	04/20/49		80	85,155
4.500%	05/20/49		396	423,519
4.500%(cc)	10/20/64		561	596,627
4.566%(cc)	02/20/64		2,324	2,504,829
4.590%(cc)	12/20/64		4,373	4,825,797
4.664%(cc)	08/20/64		2,856	3,136,117
4.687%(cc)	05/20/65		956	1,044,600
4.700%(cc)	06/20/62		21	21,565
5.000%	04/15/38		78	87,621
5.000%	08/15/38		139	159,196
5.000%	10/15/38		10	11,551
5.000%	10/15/38		514	587,751
5.000%	12/15/38		210	239,896
5.000%	01/15/39		73	83,448
5.000%	02/15/39		118	133,625
5.000%	02/15/39		128	144,598
5.000%	02/15/39		158	181,085
5.000%	02/15/39		552	630,700
5.000%	03/15/39		705	792,714
5.000%	04/15/39		168	191,801
5.000%	04/15/39		173	197,172
5.000%	05/15/39		145	163,798
5.000%	05/15/39		580	662,310
5.000%	11/15/39		311	355,843
5.000%	09/15/40		666	753,759
6.000%	05/15/37		6	7,180
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 0.710% (Cap 15.334%, Floor 0.710%)
0.879%(c)	05/20/66		583	584,224
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.250%	09/15/65		7,270	10,898,769
4.625%	09/15/60		1,540	2,400,515
4.875%	01/15/48		1,315	2,031,574
5.250%	09/15/39		970	1,476,543

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $852,747,387)				878,731,960

U.S. TREASURY OBLIGATIONS — 11.1%
U.S. Treasury Bonds
1.250%	05/15/50	(a)	6,880	6,605,875
2.000%	02/15/50	(a)	15,020	17,190,859
2.250%	08/15/49	(h)	6,075	7,300,441
2.375%	11/15/49	(a)	10,449	12,894,719
2.875%	05/15/43		1,251	1,633,337
2.875%	11/15/46		1,201	1,596,204
3.000%	11/15/45		10,275	13,843,957
3.000%	02/15/48		1,201	1,643,118

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.125%	02/15/43		1,251	$1,695,496
3.625%	08/15/43		1,251	1,826,656
3.750%	11/15/43		1,251	1,861,449
4.250%	05/15/39		327	505,011
4.375%	11/15/39		327	513,952
4.500%	02/15/36		3,300	5,050,031
4.500%	08/15/39		327	520,339
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/24		22,854	23,948,875
0.125%	04/15/25		9,332	9,792,044
0.250%	01/15/25	(a)	16,448	17,310,273
0.500%	04/15/24		9,953	10,465,361
0.875%	02/15/47		13,813	17,625,939
1.000%	02/15/46		7,623	9,883,847
1.000%	02/15/49		1,605	2,143,795
2.375%	01/15/25		8,331	9,589,538
U.S. Treasury Notes
0.250%	06/30/25		19,325	19,288,766
0.500%	03/15/23	(a)	65,975	66,562,590
0.500%	06/30/27		9,555	9,559,479
0.625%	03/31/27		6,450	6,513,492
0.625%	05/15/30	(a)	36,705	36,590,297
1.125%	07/31/21		5,428	5,483,764
1.500%	01/31/22		4,822	4,923,337
1.500%	08/15/26		3,496	3,724,333
1.500%	02/15/30	(a)	20,290	21,925,881
1.625%	08/15/29		723	788,635
1.750%	07/31/21		2,927	2,976,736
1.750%	04/30/22		4,579	4,711,898
1.750%	07/31/24		4,661	4,948,307
2.000%	07/31/20		4,822	4,829,346
2.000%	02/15/25		3,017	3,256,474
2.125%	12/31/22		2,411	2,528,536
2.125%	07/31/24		2,411	2,595,969
2.125%	05/15/25		2,655	2,890,424
2.250%	08/15/27		2,411	2,707,101
2.500%	12/31/20		3,613	3,654,634
2.625%	02/15/29		250	292,852
2.750%	05/31/23		2,411	2,591,260
2.875%	08/15/28		11,613	13,746,889
3.125%	11/15/28		723	873,700

TOTAL U.S. TREASURY OBLIGATIONS (cost $384,144,135)				403,405,816

			Shares

COMMON STOCKS — 0.1%
Energy Equipment & Services — 0.0%
Bristow Group, Inc.*			10,963	152,715

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.*(a)			98,822	1,198,711
Target Hospitality Corp.*			449	759

				1,199,470

Household Durables — 0.0%
Beazer Homes USA, Inc.*			7,094	71,437
Century Communities, Inc.*			9,340	286,364

	Shares	Value

COMMON STOCKS (continued)
Household Durables (cont’d.)
Taylor Morrison Home Corp.*	36,607	$706,149

		1,063,950

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp	14,161	263,678

Oil, Gas & Consumable Fuels — 0.0%
Pioneer Energy Services Corp.*^	1,376	53,434

Real Estate Management & Development — 0.0%
Forestar Group, Inc.*	7,541	113,718

TOTAL COMMON STOCKS (cost $2,831,858)		2,846,965

EXCHANGE-TRADED FUNDS — 0.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	161,480	21,719,060
iShares iBoxx High Yield Corporate Bond ETF	131,900	10,765,678

TOTAL EXCHANGE-TRADED FUNDS (cost $32,197,558)		32,484,738

	Units

WARRANTS* — 0.0%
Hotels, Restaurants & Leisure
Target Hospitality Corp., expiring 03/15/24	1,429	143

(cost $2,072)
TOTAL LONG-TERM INVESTMENTS (cost $3,535,488,942)		3,625,857,183

	Shares

SHORT-TERM INVESTMENTS — 21.8%

AFFILIATED MUTUAL FUNDS — 19.0%
PGIM Core Ultra Short Bond Fund(w)	300,938,748	300,938,748
PGIM Institutional Money Market Fund (cost $389,476,097; includes $389,320,374 of cash collateral for securities on loan)(b)(w)	389,466,063	389,466,063

TOTAL AFFILIATED MUTUAL FUNDS (cost $690,414,845)		690,404,811

	Principal Amount (000)#

BORROWED BOND AGREEMENTS — 0.0%
Barclays Capital, Inc., (5.000)%, dated 06/04/20, open, due in the amount of $183,094	183	183,094
Barclays Capital, Inc., 1.800%, dated 09/17/19, open, due in the amount of $59,675	60	59,675
Citigroup Global Markets, Inc., (0.500)%, dated 03/23/20, open, due in the amount of $42,419	42	42,419

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

		Principal Amount (000)#	Value

BORROWED BOND AGREEMENTS (continued)
Credit Suisse Securities (USA) LLC, 1.250%, dated 03/02/20, open, due in the amount of $346,500		347	$346,500

TOTAL BORROWED BOND AGREEMENTS (cost $631,688)			631,688

Interest Rate	Maturity Date

U.S. TREASURY OBLIGATIONS(n) — 2.8%
U.S. Treasury Bills
0.000%	10/08/20	10,000	9,995,944
0.074%	07/02/20	5,845	5,844,984
0.104%	07/28/20	28,225	28,222,195
0.132%	08/20/20	14,000	13,997,569
0.165%	09/10/20	25,000	24,993,467
0.165%	11/12/20	16,680	16,670,744

TOTAL U.S. TREASURY OBLIGATIONS (cost $99,723,203)			99,724,903

OPTIONS PURCHASED*~ — 0.0%
(cost $656,183)			720,039

TOTAL SHORT-TERM INVESTMENTS (cost $791,425,919)			791,481,441

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT, BORROWED BONDS, AND OPTIONS WRITTEN — 121.6% (cost $4,326,914,861)			4,417,338,624

Interest Rate	Maturity Date	Principal Amount (000)#

SECURITIES SOLD SHORT — (0.0)%

BORROWED BONDS(f) — (0.0)%
Everi Payments, Inc.
7.500%	12/15/25	55	(53,352)
Southwestern Energy Co.
7.500%	04/01/26	62	(54,313)
Southwestern Energy Co.
7.750%	10/01/27	440	(384,722)
Transocean, Inc.
5.800%	10/15/22	315	(159,895)

TOTAL BORROWED BONDS (proceeds received $887,520)			(652,282)

Value

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $211,872)	$(325,126)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT, BORROWED BONDS, AND OPTIONS WRITTEN — 121.6% (cost $4,325,815,469)	4,416,361,216
Liabilities in excess of other assets(z) — (21.6)%	(784,618,054)

NET ASSETS — 100.0%	$3,631,743,162

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $20,851,680 and 0.6% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $380,652,256; cash collateral of $389,320,374 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Represents collateral for Borrowed Bond Agreements.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(hh)	When-issued security.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2020.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2020:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, SuperPriority Secured DIP Term Loan, 1 Month LIBOR + 5.500%, 4.700%, Maturity Date 7/14/2021 (cost $203,111)	206	$208,926	$5,815	$—
Spectacle Gary Holdings LLC, Delayed Draw Term Loan , 3 Month LIBOR + 9.000%, 11.000%, Maturity Date 12/23/2025^ (cost $148,919)	149	137,005	—	(11,914)

		$345,931	$5,815	$(11,914)

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.500%	TBA	08/01/35	(5,051)	$(5,278,690)
Federal National Mortgage Assoc.	2.500%	TBA	08/01/35	(149)	(156,269)
Federal National Mortgage Assoc.	3.500%	TBA	07/16/20	(4,344)	(4,563,745)
Federal National Mortgage Assoc.	3.500%	TBA	07/01/50	(41,059)	(43,179,691)
Federal National Mortgage Assoc.	3.500%	TBA	08/01/50	(26,800)	(28,186,358)
Federal National Mortgage Assoc.	4.000%	TBA	07/01/35	(7,172)	(7,587,892)
Federal National Mortgage Assoc.	5.000%	TBA	07/01/50	(5,927)	(6,476,637)
Federal National Mortgage Assoc.	6.000%	TBA	07/01/50	(7,642)	(8,504,582)
Government National Mortgage Assoc.	4.500%	TBA	07/20/50	(1,693)	(1,807,277)
Government National Mortgage Assoc.	5.000%	TBA	07/20/50	(1,241)	(1,347,939)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $107,271,804)					$(107,089,080)

Options Purchased:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option EUR vs USD	Call	Bank of America, N.A.	07/30/20	1.13	—	EUR 1,524	$8,251
Currency Option USD vs CLP	Call	Bank of America, N.A.	07/15/20	830.00	—	983	9,058
Currency Option USD vs CLP	Call	Bank of America, N.A.	09/10/20	820.00	—	70	31,303
Currency Option USD vs TRY	Call	Bank of America, N.A.	08/07/20	7.00	—	627	6,840
Currency Option USD vs TWD	Call	JPMorgan Chase Bank, N.A.	11/03/20	30.00	—	1,469	4,671
Currency Option USD vs ZAR	Call	Citibank, N.A.	07/23/20	17.25	—	791	16,567
Currency Option USD vs ZAR	Call	Citibank, N.A.	07/23/20	18.00	—	791	4,940
Currency Option USD vs ZAR	Call	Deutsche Bank AG	07/23/20	19.00	—	791	1,158
Currency Option USD vs BRL	Put	Bank of America, N.A.	07/02/20	5.00	—	1,186	10
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	07/20/20	5.20	—	848	7,956
Currency Option USD vs JPY	Put	Standard Chartered Bank	07/21/20	106.00	—	2,144	2,516
Currency Option USD vs KRW	Put	Bank of America, N.A.	07/02/20	1,220.00	—	1,384	23,278

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs KRW	Put	Bank of America, N.A.	07/09/20	1,170.00	—	1,978	$417
Currency Option USD vs KRW	Put	JPMorgan Chase Bank, N.A.	07/16/20	1,200.00	—	1,694	11,362
Currency Option USD vs MXN	Put	Goldman Sachs International	07/15/20	22.25	—	1,058	1,792
Currency Option USD vs MXN	Put	HSBC Bank USA, N.A.	07/27/20	22.60	—	1,290	14,479
Currency Option USD vs MXN	Put	Bank of America, N.A.	08/06/20	24.00	—	780	39,005
Currency Option USD vs MXN	Put	Bank of America, N.A.	10/09/20	23.80	—	978	47,416
Currency Option USD vs RUB	Put	Citibank, N.A.	07/02/20	78.00	—	3,450	326,829
Currency Option USD vs ZAR	Put	Bank of America, N.A.	08/05/20	16.90	—	1,340	10,746

Total OTC Traded (cost $408,800)							$568,594

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay		Notional Amount (000)#	Value
10- Year Interest Rate Swap, 12/07/30	Put	Deutsche Bank AG	12/03/20	1.05%	3 Month LIBOR	(Q)	1.05	%(S)	13,799	$75,177
10- Year Interest Rate Swap, 12/18/30	Put	Deutsche Bank AG	12/16/20	1.05%	3 Month LIBOR	(Q)	1.05	%(S)	5,253	31,520
10- Year Interest Rate Swap, 12/21/30	Put	Bank of America, N.A.	12/17/20	1.00%	3 Month LIBOR	(Q)	1.00	%(S)	6,345	44,748

Total OTC Swaptions (cost $247,383)										$151,445

Total Options Purchased (cost $656,183)										$720,039

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Call	JPMorgan Chase Bank, N.A.	07/09/20	71.00	—	AUD	606	$(19,697)
Currency Option EUR vs USD	Call	Bank of America, N.A.	07/30/20	1.15	—	EUR	1,524	(3,052)
Currency Option USD vs BRL	Call	BNP Paribas S.A.	07/02/20	5.35	—		988	(19,579)
Currency Option USD vs CLP	Call	Bank of America, N.A.	07/15/20	855.00	—		983	(3,237)
Currency Option USD vs KRW	Call	Bank of America, N.A.	07/02/20	1,240.00	—		1,384	(2)
Currency Option USD vs MXN	Call	Bank of America, N.A.	07/09/20	25.00	—		293	(195)
Currency Option USD vs MXN	Call	HSBC Bank USA, N.A.	07/27/20	24.00	—		1,290	(10,934)
Currency Option USD vs MXN	Call	Bank of America, N.A.	08/06/20	25.50	—		292	(1,096)
Currency Option USD vs ZAR	Call	Citibank, N.A.	07/23/20	18.00	—		1,582	(9,881)

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs ZAR	Call	Citibank, N.A.	07/23/20	19.00	—	791	$(1,158)
Currency Option USD vs BRL	Put	Morgan Stanley & Co. International PLC	07/20/20	4.95	—	1,274	(2,692)
Currency Option USD vs CLP	Put	Bank of America, N.A.	07/15/20	795.00	—	983	(2,563)
Currency Option USD vs KRW	Put	JPMorgan Chase Bank, N.A.	07/16/20	1,185.00	—	2,540	(5,269)
Currency Option USD vs MXN	Put	Bank of America, N.A.	08/06/20	23.00	—	780	(16,526)
Currency Option USD vs MXN	Put	Bank of America, N.A.	10/09/20	22.80	—	1,564	(37,034)
Currency Option USD vs RUB	Put	Citibank, N.A.	07/02/20	75.00	—	3,450	(181,585)
Currency Option USD vs TRY	Put	Bank of America, N.A.	08/07/20	6.60	—	627	(671)
Currency Option USD vs TWD	Put	JPMorgan Chase Bank, N.A.	08/07/20	29.25	—	784	(4,817)
Currency Option USD vs ZAR	Put	Citibank, N.A.	07/23/20	17.00	—	791	(5,138)

Total Options Written (premiums received $211,872)							$(325,126)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
721	2 Year U.S. Treasury Notes	Sep. 2020	$159,217,079	$61,335
910	5 Year U.S. Treasury Notes	Sep. 2020	114,425,393	214,745
188	20 Year U.S. Treasury Bonds	Sep. 2020	33,569,750	302,033
601	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	131,111,906	1,079,950
159	Euro-BTP Italian Government Bond	Sep. 2020	25,702,220	468,971

				2,127,034

Short Positions:
116	10 Year Canadian Government Bonds	Sep. 2020	13,143,135	6,649
114	10 Year Euro-Bund	Sep. 2020	22,608,505	(272,874)
66	10 Year U.K. Gilt	Sep. 2020	11,256,282	(59,265)
354	10 Year U.S. Treasury Notes	Sep. 2020	49,266,846	(136,598)
22	10 Year U.S. Ultra Treasury Notes	Sep. 2020	3,464,656	(5,832)
52	30 Year Euro Buxl	Sep. 2020	12,850,503	(386,175)
1	Euro Schatz Index	Sep. 2020	125,989	(164)

				(854,259)

				$1,272,775

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar, Expiring 07/06/20	Deutsche Bank AG	AUD 770	$529,323	$531,396	$2,073	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/15/20	Deutsche Bank AG	AUD	839	$576,772	$579,047	$2,275	$—
Brazilian Real,
Expiring 07/02/20	BNP Paribas S.A.	BRL	1,242	231,800	228,425	—	(3,375)
Expiring 07/02/20	Citibank, N.A.	BRL	3,179	593,000	584,445	—	(8,555)
Expiring 07/02/20	Citibank, N.A.	BRL	1,725	318,000	317,090	—	(910)
Expiring 07/02/20	Citibank, N.A.	BRL	1,063	196,000	195,439	—	(561)
Expiring 07/02/20	Deutsche Bank AG	BRL	2,131	396,000	391,838	—	(4,162)
Expiring 07/02/20	Deutsche Bank AG	BRL	1,993	396,000	366,481	—	(29,519)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	2,114	396,000	388,623	—	(7,377)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	1,576	297,000	289,738	—	(7,262)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	1,576	297,000	289,738	—	(7,262)
Chilean Peso,
Expiring 07/15/20	Citibank, N.A.	CLP	455,424	593,000	554,643	—	(38,357)
Expiring 07/15/20	Deutsche Bank AG	CLP	349,698	430,000	425,883	—	(4,117)
Expiring 07/15/20	Deutsche Bank AG	CLP	349,698	430,000	425,883	—	(4,117)
Expiring 07/20/20	Bank of America, N.A.	CLP	340,412	414,000	414,607	607	—
Colombian Peso,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	COP	791,010	211,500	210,213	—	(1,287)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	COP	791,010	211,500	210,213	—	(1,287)
Expiring 09/16/20	BNP Paribas S.A.	COP	235,044	62,226	62,144	—	(82)
Euro,
Expiring 07/06/20	BNP Paribas S.A.	EUR	14,352	16,115,611	16,126,440	10,829	—
Expiring 07/06/20	Deutsche Bank AG	EUR	2	2,251	2,247	—	(4)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	EUR	753	848,957	846,271	—	(2,686)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	EUR	753	848,957	846,271	—	(2,686)
Japanese Yen,
Expiring 07/15/20	Citibank, N.A.	JPY	18,875	176,000	174,844	—	(1,156)
Kazakhstani Tenge,
Expiring 07/24/20	Goldman Sachs International	KZT	33,086	85,000	80,936	—	(4,064)
Expiring 07/24/20	Royal Bank of Scotland International	KZT	34,665	88,770	84,797	—	(3,973)
Mexican Peso,
Expiring 07/15/20	Barclays Bank PLC	MXN	2,565	113,000	111,374	—	(1,626)
Expiring 07/15/20	Citibank, N.A.	MXN	12,360	538,000	536,657	—	(1,343)
Expiring 07/15/20	Citibank, N.A.	MXN	7,051	317,500	306,137	—	(11,363)
Expiring 07/15/20	Deutsche Bank AG	MXN	7,036	317,500	305,487	—	(12,013)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	MXN	66,039	2,963,000	2,867,398	—	(95,602)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	MXN	13,776	618,100	598,157	—	(19,943)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	MXN	10,408	467,000	451,932	—	(15,068)
Expiring 07/15/20	Morgan Stanley & Co. LLC	MXN	21,997	988,000	955,114	—	(32,886)
Expiring 07/15/20	Morgan Stanley & Co. LLC	MXN	10,286	462,000	446,622	—	(15,378)
Russian Ruble,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	RUB	150,163	2,153,000	2,105,857	—	(47,143)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	RUB	88,229	1,265,000	1,237,301	—	(27,699)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	RUB	5,091	73,000	71,402	—	(1,598)
South African Rand,
Expiring 07/15/20	Citibank, N.A.	ZAR	7,171	423,000	412,545	—	(10,455)
Expiring 07/15/20	Citibank, N.A.	ZAR	7,171	423,000	412,545	—	(10,455)
South Korean Won,
Expiring 07/02/20	Deutsche Bank AG	KRW	610,732	494,000	508,106	14,106	—

				$36,359,767	$35,954,286	29,890	(435,371)

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/06/20	JPMorgan Chase Bank, N.A.	AUD	770	$510,791	$531,396	$—	$(20,605)
Expiring 08/05/20	Deutsche Bank AG	AUD	770	529,370	531,482	—	(2,112)
Brazilian Real,
Expiring 07/02/20	Bank of America, N.A.	BRL	3,587	675,000	659,615	15,385	—
Expiring 07/02/20	BNP Paribas S.A.	BRL	2,117	395,000	389,248	5,752	—
Expiring 07/02/20	Citibank, N.A.	BRL	2,427	494,000	446,308	47,692	—
Expiring 07/02/20	Citibank, N.A.	BRL	2,427	494,000	446,308	47,692	—
Expiring 07/02/20	Citibank, N.A.	BRL	1,190	231,800	218,866	12,934	—
Expiring 07/02/20	Citibank, N.A.	BRL	341	64,000	62,739	1,261	—
Expiring 07/02/20	Deutsche Bank AG	BRL	2,575	517,000	473,409	43,591	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	1,328	250,000	244,218	5,782	—
Expiring 08/04/20	Citibank, N.A.	BRL	1,727	318,000	316,944	1,056	—
Expiring 08/04/20	Citibank, N.A.	BRL	1,177	215,000	216,145	—	(1,145)
Expiring 08/04/20	Citibank, N.A.	BRL	1,064	196,000	195,349	651	—
Canadian Dollar,
Expiring 07/06/20	Citibank, N.A.	CAD	2,435	1,784,961	1,793,640	—	(8,679)
Chilean Peso,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	CLP	314,424	396,000	382,925	13,075	—
Expiring 07/20/20	Citibank, N.A.	CLP	339,589	413,000	413,605	—	(605)
Colombian Peso,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	COP	1,202,509	322,000	319,569	2,431	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	COP	1,202,509	322,000	319,569	2,431	—
Expiring 07/27/20	Deutsche Bank AG	COP	1,777,231	474,920	471,820	3,100	—
Expiring 07/27/20	Goldman Sachs International	COP	1,185,748	316,552	314,793	1,759	—
Expiring 08/10/20	Citibank, N.A.	COP	759,843	210,000	201,483	8,517	—
Expiring 08/10/20	Citibank, N.A.	COP	759,843	210,000	201,483	8,517	—
Expiring 08/10/20	Citibank, N.A.	COP	759,478	210,000	201,386	8,614	—
Expiring 08/10/20	Citibank, N.A.	COP	759,478	210,000	201,386	8,614	—
Expiring 08/10/20	Royal Bank of Scotland International	COP	655,843	173,000	173,906	—	(906)
Expiring 08/10/20	Royal Bank of Scotland International	COP	655,843	173,000	173,906	—	(906)
Expiring 09/16/20	Barclays Bank PLC	COP	3,346,697	912,565	884,838	27,727	—
Euro,
Expiring 07/06/20	ANZ Banking Group	EUR	587	647,502	659,575	—	(12,073)
Expiring 07/06/20	Bank of America, N.A.	EUR	792	893,473	889,920	3,553	—
Expiring 07/06/20	Deutsche Bank AG	EUR	1,364	1,555,223	1,532,641	22,582	—
Expiring 07/06/20	Deutsche Bank AG	EUR	3	3,366	3,371	—	(5)
Expiring 07/06/20	Goldman Sachs International	EUR	80	89,539	89,891	—	(352)
Expiring 07/06/20	HSBC Bank USA, N.A.	EUR	3,600	4,042,621	4,045,094	—	(2,473)
Expiring 07/06/20	HSBC Bank USA, N.A.	EUR	585	653,554	657,328	—	(3,774)
Expiring 07/06/20	Morgan Stanley & Co. LLC	EUR	418	467,766	469,359	—	(1,593)
Expiring 07/06/20	Morgan Stanley & Co. LLC	EUR	261	289,243	293,269	—	(4,026)
Expiring 07/06/20	The Toronto-Dominion Bank	EUR	917	1,017,147	1,030,375	—	(13,228)
Expiring 07/06/20	UBS AG	EUR	5,594	6,226,643	6,285,626	—	(58,983)
Expiring 07/06/20	UBS AG	EUR	124	140,414	139,331	1,083	—
Expiring 07/06/20	UBS AG	EUR	30	33,419	33,709	—	(290)
Expiring 08/05/20	BNP Paribas S.A.	EUR	14,352	16,126,095	16,137,378	—	(11,283)
Expiring 09/15/20	Bank of America, N.A.	EUR	202	226,545	226,784	—	(239)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	828	938,610	932,289	6,321	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	EUR	429	486,075	482,810	3,265	—
Indonesian Rupiah,
Expiring 07/15/20	HSBC Bank USA, N.A.	IDR	5,975,000	414,758	410,624	4,134	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	IDR	62,278,095	4,261,974	4,279,973	—	(17,999)
Expiring 09/16/20	Barclays Bank PLC	IDR	18,633,681	1,303,055	1,263,987	39,068	—
Mexican Peso,
Expiring 07/06/20	Citibank, N.A.	MXN	36,520	1,609,967	1,587,695	22,272	—

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/15/20	Deutsche Bank AG	MXN	4,380	$190,000	$190,182	$—	$(182)
Expiring 07/15/20	HSBC Bank USA, N.A.	MXN	9,855	430,000	427,886	2,114	—
Expiring 09/23/20	Barclays Bank PLC	MXN	11,808	538,623	508,057	30,566	—
Russian Ruble,
Expiring 07/15/20	BNP Paribas S.A.	RUB	49,981	715,000	700,917	14,083	—
Expiring 07/15/20	BNP Paribas S.A.	RUB	25,165	360,000	352,909	7,091	—
Expiring 07/15/20	Citibank, N.A.	RUB	5,309	76,000	74,457	1,543	—
Expiring 07/15/20	Citibank, N.A.	RUB	2,515	36,000	35,269	731	—
Expiring 09/16/20	Credit Suisse International	RUB	14,902	210,242	207,548	2,694	—
Expiring 09/16/20	HSBC Bank USA, N.A.	RUB	22,321	313,838	310,879	2,959	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	275,455	3,973,908	3,836,424	137,484	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	38,998	548,629	543,150	5,479	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	31,255	441,089	435,308	5,781	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	9,375	132,225	130,566	1,659	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	RUB	7,814	110,179	108,827	1,352	—
Expiring 09/16/20	Morgan Stanley & Co. LLC	RUB	15,599	219,639	217,260	2,379	—
South African Rand,
Expiring 07/15/20	Bank of America, N.A.	ZAR	10,272	593,000	590,935	2,065	—
Expiring 07/15/20	Bank of America, N.A.	ZAR	7,852	456,000	451,749	4,251	—
Expiring 07/15/20	Bank of America, N.A.	ZAR	6,859	396,000	394,621	1,379	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	ZAR	49,791	2,896,094	2,864,482	31,612	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	ZAR	45,078	2,622,000	2,593,380	28,620	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	ZAR	14,252	829,000	819,951	9,049	—
South Korean Won,
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	KRW	600,803	494,000	499,845	—	(5,845)
Expiring 07/06/20	BNP Paribas S.A.	KRW	388,847	323,000	323,976	—	(976)
Expiring 07/06/20	BNP Paribas S.A.	KRW	388,847	323,000	323,976	—	(976)
Expiring 07/15/20	BNP Paribas S.A.	KRW	294,296	243,000	245,326	—	(2,326)
Expiring 07/15/20	BNP Paribas S.A.	KRW	294,296	243,000	245,326	—	(2,326)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	KRW	90,870	75,000	75,749	—	(749)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	KRW	90,870	75,000	75,749	—	(749)
Turkish Lira,
Expiring 07/17/20	Citibank, N.A.	TRY	8,944	1,292,000	1,299,829	—	(7,829)

				$71,600,414	$71,121,898	661,750	(183,234)

						$691,640	$(618,605)

Cross currency exchange contracts outstanding at June 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/15/20	Buy	JPY	95,594	AUD	1,298	$—	$(9,994)	JPMorgan Securities LLC

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Avis Budget Car Rental LLC	12/20/20	5.000%(Q)	285	$6,534	$32,162	$(25,628)	Barclays Bank PLC
Avis Budget Car Rental LLC	12/20/20	5.000%(Q)	285	2,628	42,307	(39,679)	Barclays Bank PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1)(cont’d.):
Avis Budget Car Rental LLC	12/20/20	5.000%(Q)	280	$2,582	$25,518	$(22,936)	Barclays Bank PLC
Avis Budget Car Rental LLC	12/20/20	5.000%(Q)	280	6,419	22,626	(16,207)	Goldman Sachs International
Avis Budget Car Rental LLC	12/20/24	5.000%(Q)	300	61,458	22,707	38,751	JPMorgan Chase Bank, N.A.
Avis Budget Car Rental LLC	06/20/25	5.000%(Q)	240	51,624	29,633	21,991	JPMorgan Chase Bank, N.A.
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	265	(12,070)	(13,357)	1,287	BNP Paribas S.A.
Beazer Homes USA, Inc.	06/20/24	5.000%(Q)	250	(11,386)	(11,673)	287	BNP Paribas S.A.
Boeing Co.	12/20/24	1.000%(Q)	815	48,609	(8,548)	57,157	Morgan Stanley & Co. International PLC
Boeing Co.	12/20/24	1.000%(Q)	400	23,857	(7,128)	30,985	BNP Paribas S.A.
Broadcom Inc.	12/20/24	1.000%(Q)	195	(4,062)	5,350	(9,412)	JPMorgan Chase Bank, N.A.
Chesapeake Energy Corporation	12/20/20	5.000%(Q)	480	467,275	69,428	397,847	JPMorgan Chase Bank, N.A.
Chesapeake Energy Corporation	12/20/20	5.000%(Q)	91	88,490	16,245	72,245	Goldman Sachs International
Dish DBS Corp	12/20/23	5.000%(Q)	372	(15,772)	14,099	(29,871)	Goldman Sachs International
Federal Republic of Brazil	06/20/25	1.000%(Q)	1,010	70,738	141,479	(70,741)	Morgan Stanley & Co. International PLC
Federal Republic of Brazil	06/20/25	1.000%(Q)	999	69,995	126,122	(56,127)	Morgan Stanley & Co. International PLC
KB Home	12/20/23	5.000%(Q)	352	(36,017)	(21,727)	(14,290)	JPMorgan Chase Bank, N.A.
Occidental Petroleum Corp.	12/20/24	1.000%(Q)	510	99,311	239,874	(140,563)	Barclays Bank PLC
Realogy Group LLC	12/20/23	5.000%(Q)	176	6,489	(1,205)	7,694	JPMorgan Chase Bank, N.A.
Republic of Chile	06/20/25	1.000%(Q)	750	(5,849)	23,449	(29,298)	Citibank, N.A.
Republic of Philippines	06/20/25	1.000%(Q)	2,669	(45,301)	89,989	(135,290)	Citibank, N.A.
Republic of South Africa	06/20/25	1.000%(Q)	3,436	321,418	460,663	(139,245)	Morgan Stanley & Co. International PLC
Republic of South Africa	06/20/25	1.000%(Q)	711	66,505	56,950	9,555	Goldman Sachs International
Republic of South Africa	06/20/25	1.000%(Q)	684	63,960	60,290	3,670	Goldman Sachs International
Republic of South Africa	06/20/25	1.000%(Q)	503	47,080	43,951	3,129	Goldman Sachs International
Republic of South Africa	06/20/25	1.000%(Q)	402	37,627	34,269	3,358	Barclays Bank PLC
RR Donnelley & Sons Co	12/20/23	5.000%(Q)	180	27,587	6,821	20,766	JPMorgan Chase Bank, N.A.
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	344	5,168	(3,143)	8,311	Barclays Bank PLC
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	200	1,808	(5,714)	7,522	Goldman Sachs International
Tenet Healthcare Corporation	06/20/24	5.000%(Q)	175	1,582	(5,000)	6,582	Goldman Sachs International
United Mexican States	09/20/20	1.000%(Q)	1,765	(2,940)	3,722	(6,662)	Bank of America, N.A.
United Mexican States	06/20/25	1.000%(Q)	1,306	34,136	128,306	(94,170)	Citibank, N.A.

				$1,479,483	$1,618,465	$(138,982)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Broadcom Inc.	06/20/24	1.000%(Q)	2,212	0.493%	$44,970	$(134,511)	$179,481	Citibank, N.A.
United Mexican States	09/20/20	1.000%(Q)	1,765	0.378%	2,940	(3,229)	6,169	JPMorgan Chase Bank, N.A.

					$47,910	$(137,740)	$185,650

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Buy Protection(1):
CDX.NA.HY.33.V1	12/20/24	5.000%(Q)	5,018	$(46,385)	$19,121	$65,506

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Buy Protection(1):
CMBX.NA.6.AAA	05/11/63	0.500%(M)	1,233	$(6,984)	$(904)	$(6,080)	Deutsche Bank AG
CMBX.NA.6.AAA	05/11/63	0.500%(M)	531	(3,009)	104	(3,113)	Deutsche Bank AG
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	62,483	18,839	43,644	JPMorgan Chase Bank, N.A.
CMBX.NA.9.AAA	09/17/58	0.500%(M)	930	(8,825)	11,125	(19,950)	Credit Suisse International
CMBX.NA.9.AAA	09/17/58	0.500%(M)	750	(7,117)	9,101	(16,218)	Deutsche Bank AG
CMBX.NA.9.AAA	09/17/58	0.500%(M)	630	(5,978)	7,536	(13,514)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	530	(5,029)	6,340	(11,369)	Morgan Stanley & Co. International PLC
CMBX.NA.9.AAA	09/17/58	0.500%(M)	340	(3,226)	4,465	(7,691)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	330	63,989	11,348	52,641	Citigroup Global Markets, Inc.

				$86,304	$67,954	$18,350

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Sell Protection(2):
CMBX.NA.6.BBB-	05/11/63	3.000%(M)	200	*	$(62,483)	$(16,124)	$(46,359)	Credit Suisse International
CMBX.NA.7.AAA	01/17/47	0.500%(M)	4,964	*	45,352	(158,867)	204,219	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	170	*	(32,964)	(8,376)	(24,588)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	(31,025)	(9,460)	(21,565)	Morgan Stanley & Co. International PLC
CMBX.NA.9.BBB-	09/17/58	3.000%(M)	160	*	(31,025)	(214)	(30,811)	Morgan Stanley & Co. International PLC
CMBX.NA.10.A	11/17/59	2.000%(M)	760	*	(65,581)	(33,883)	(31,698)	Deutsche Bank AG
CMBX.NA.10.A	11/17/59	2.000%(M)	380	*	(32,791)	(17,224)	(15,567)	Deutsche Bank AG
CMBX.NA.10.BBB-	11/17/59	3.000%(M)	25	*	(4,988)	(2,194)	(2,794)	JPMorgan Chase Bank, N.A.

					$(215,505)	$(246,342)	$30,837

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
14,600	04/15/21	(1.020)%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$(102,902)	$—	$(102,902)	Citibank, N.A.
14,600	04/15/21	(1.000)%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(100,226)	—	(100,226)	Citibank, N.A.
14,600	04/15/21	(1.000)%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(100,226)	—	(100,226)	Citibank, N.A.
14,600	04/15/21	(0.961)%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(95,041)	—	(95,041)	Citibank, N.A.
21,900	04/15/22	(0.050)%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(237,043)	—	(237,043)	Citibank, N.A.
14,600	04/15/22	0.000%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	144,042	—	144,042	Citibank, N.A.
14,600	04/15/22	0.012%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	140,684	—	140,684	Citibank, N.A.
14,600	04/15/22	0.020%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	138,445	—	138,445	Citibank, N.A.
14,600	04/15/22	0.042%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	132,288	—	132,288	Citibank, N.A.
21,900	04/15/24	0.619%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	320,719	—	320,719	Citibank, N.A.

				$240,740	$—	$240,740

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	31,056	04/05/22	0.733%(S)	3 Month CDOR(1)(S)	$—	$(40,434)	$(40,434)
CAD	61,990	04/07/22	0.770%(S)	3 Month CDOR(1)(S)	—	(97,652)	(97,652)
CAD	68,995	05/13/23	0.660%(S)	3 Month CDOR(2)(S)	—	(45,846)	(45,846)
CAD	23,717	05/26/23	0.740%(S)	3 Month CDOR(2)(S)	—	(3,216)	(3,216)
CAD	19,222	05/30/23	0.730%(S)	3 Month CDOR(2)(S)	—	(4,400)	(4,400)

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	19,685	05/30/23	0.760%(S)	3 Month CDOR(2)(S)	$—	$(175)	$(175)
CAD	38,443	06/01/23	0.762%(S)	3 Month CDOR(2)(S)	—	(32)	(32)
CAD	38,443	06/01/23	0.765%(S)	3 Month CDOR(2)(S)	—	673	673
CAD	73,450	06/27/23	0.740%(S)	3 Month CDOR(1)(S)	—	21,605	21,605
CAD	31,056	04/03/24	1.094%(S)	3 Month CDOR(2)(S)	—	46,045	46,045
CAD	61,990	04/10/24	1.220%(S)	3 Month CDOR(2)(S)	—	148,117	148,117
CAD	14,160	05/26/25	0.751%(S)	3 Month CDOR(2)(S)	(48)	(1,008)	(960)
CAD	7,080	06/04/25	0.848%(S)	3 Month CDOR(2)(S)	(40)	24,220	24,260
CAD	7,080	06/04/25	0.850%(S)	3 Month CDOR(2)(S)	(91)	24,738	24,829
GBP	81,310	05/26/23	0.024%(A)	1 Day SONIA(2)(A)	—	80,650	80,650
MXN	39,876	08/12/24	6.670%(M)	28 Day Mexican Interbank Rate(2)(M)	84	131,459	131,375
MXN	34,311	08/13/24	6.715%(M)	28 Day Mexican Interbank Rate(2)(M)	64	115,684	115,620
MXN	24,673	11/08/24	6.590%(M)	28 Day Mexican Interbank Rate(2)(M)	168	80,453	80,285
MXN	51,668	05/02/25	5.200%(M)	28 Day Mexican Interbank Rate(2)(M)	—	38,473	38,473
MXN	18,660	07/17/25	6.320%(M)	28 Day Mexican Interbank Rate(2)(M)	92	55,062	54,970
MXN	13,706	05/02/30	5.990%(M)	28 Day Mexican Interbank Rate(2)(M)	4	15,994	15,990
MXN	13,706	05/02/30	6.030%(M)	28 Day Mexican Interbank Rate(2)(M)	3	17,908	17,905
MXN	12,255	05/03/30	6.026%(M)	28 Day Mexican Interbank Rate(2)(M)	7	15,821	15,814
MXN	9,976	05/06/30	5.960%(M)	28 Day Mexican Interbank Rate(2)(M)	2	10,536	10,534
	16,876	05/31/23	0.060%(A)	1 Day USOIS(1)(A)	—	(11,286)	(11,286)
	14,007	05/31/23	0.080%(A)	1 Day USOIS(1)(A)	—	(12,207)	(12,207)
	13,677	06/02/23	0.050%(A)	1 Day USOIS(1)(A)	—	(7,691)	(7,691)
	27,355	06/03/23	0.041%(A)	1 Day USOIS(1)(A)	—	(12,811)	(12,811)
	27,355	06/03/23	0.043%(A)	1 Day USOIS(1)(A)	—	(13,508)	(13,508)
	4,966	08/12/30	0.635%(S)	3 Month LIBOR(2)(Q)	—	(5,538)	(5,538)
	1,418	12/18/30	0.800%(S)	3 Month LIBOR(2)(Q)	—	17,301	17,301
	1,713	12/21/30	0.750%(S)	3 Month LIBOR(2)(Q)	—	12,293	12,293

					$245	$601,228	$600,983

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	5,487	01/02/23	5.130%(T)	1 Day BROIS(2)(T)	$33,192	$—	$33,192	JPMorgan Chase Bank, N.A.
MXN	9,298	07/17/25	6.325%(M)	28 Day Mexican Interbank Rate(2)(M)	27,528	(42)	27,570	Citibank, N.A.
MXN	1,127	12/05/25	6.270%(M)	28 Day Mexican Interbank Rate(2)(M)	3,238	(30)	3,268	Bank of America, N.A.

					$63,958	$(72)	$64,030

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Antero Resources Corp.(Q)	3 Month LIBOR minus 50 bps(Q)	Citibank, N.A.	2/12/21	(191)	$27,036	$—	$27,036
Berry Petroleum Corp.(Q)	3 Month LIBOR minus 45 bps(Q)	Credit Suisse International	11/05/20	(22)	(10,588)	—	(10,588)
EQT Corp.(Q)	3 Month LIBOR minus 15bps(Q)	Citibank, N.A.	2/12/21	(304)	18,375	—	18,375

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
iShares iBoxx High Yield Corp.(Q)	3 Month LIBOR minus 325 bps(Q)	Citibank, N.A.	2/12/21	(2,248)	$(83,933)	$—	$(83,933)
Oasis Petroleum, Inc.(Q)	3 Month LIBOR minus 300bps(Q)	Credit Suisse International	4/23/21	(18)	(3,361)	—	(3,361)
SPDR S&P Oil & Gas(Q)	3 Month LIBOR minus 63bps(Q)	BNP Paribas S.A.	8/05/20	(43)	(363)	—	(363)
Tidewater Inc.(Q)	3 Month LIBOR minus 30 bps(Q)	BNP Paribas S.A.	9/29/20	(14)	(434)	—	(434)
Tidewater Inc.(Q)	3 Month LIBOR minus 30 bps(Q)	BNP Paribas S.A.	9/29/20	(12)	(382)	—	(382)

					$(53,650)	$—	$(53,650)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,764,818	$(462,553)	$2,162,910	$(1,815,935)

Reverse repurchase agreement outstanding at June 30, 2020:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at June 30, 2020
Barclays Capital, Inc.	2.150%	09/17/2019	$955,912	Open	$955,912

Open maturity date — Certain agreements have no stated maturity and can be terminated by either party at any time.

During the reporting period ended June 30, 2020, BlackRock/Loomis Sayles held reverse repurchase agreements the entire period with an average value of $27,681,460 and a daily weighted average interest rate of 0.04%. In addition, a sovereign bond with a market value of $963,301 has been segregated as collateral to cover the requirement for the reverse repurchase agreement outstanding at period end.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Bank of America, N.A.	$9,995,170	$—
J.P. Morgan Securities LLC	2,358,430	—

Total	$12,353,600	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$13,220,761	$—
Collateralized Loan Obligations	—	131,548,876	773,621
Consumer Loans.	—	11,291,150	—
Credit Cards.	—	1,862,147	—
Equipment	—	2,387,255	—
Home Equity Loans	—	15,188,674	—
Manufactured Housing	—	3,757,509	—
Other	—	16,540,249	349,580
Residential Mortgage-Backed Securities	—	73,872,450	1,859,874
Student Loans	—	7,356,395	—
Bank Loans	—	58,934,520	16,415,094
Commercial Mortgage-Backed Securities	—	147,648,684	—
Convertible Bonds.	—	3,786,960	208,072
Corporate Bonds	—	1,430,121,401	1,203,919
Municipal Bonds	—	82,848,374	—
Residential Mortgage-Backed Securities	—	189,393,161	—
Sovereign Bonds.	—	97,818,835	—
U.S. Government Agency Obligations	—	878,731,960	—
U.S. Treasury Obligations	—	503,130,719	—
Common Stocks	2,793,531	—	53,434
Exchange-Traded Funds	32,484,738	—	—
Warrants	143	—	—
Affiliated Mutual Funds.	690,404,811	—	—
Borrowed Bond Agreements	—	631,688	—
Options Purchased	—	720,039	—

Total	$725,683,223	$3,670,791,807	$20,863,594

Liabilities
Borrowed Bonds – Short.	$—	$(652,282)	$—
Options Written	—	(325,126)	—

Total	$—	$(977,408)	$—

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$5,815	$—
Futures Contracts	2,133,683	—	—
OTC Forward Foreign Currency Exchange Contracts.	—	691,640	—
Centrally Cleared Credit Default Swap Agreement	—	65,506	—
OTC Credit Default Swap Agreements	—	1,832,614	—
OTC Inflation Swap Agreements	—	876,178	—
Centrally Cleared Interest Rate Swap Agreements	—	856,739	—
OTC Interest Rate Swap Agreements	—	63,958	—
OTC Total Return Swap Agreements	—	45,411	—

Total	$2,133,683	$4,437,861	$—

Liabilities
Unfunded Loan Commitment	$—	$—	$(11,914)
Forward Commitment Contracts	—	(107,089,080)	—
Futures Contracts	(860,908)	—	—
OTC Forward Foreign Currency Exchange Contracts.	—	(618,605)	—
OTC Cross Currency Exchange Contracts	—	(9,994)	—
OTC Credit Default Swap Agreements	—	(434,422)	—
OTC Inflation Swap Agreements	—	(635,438)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
Centrally Cleared Interest Rate Swap Agreements	$—	$(255,756)	$—
OTC Total Return Swap Agreements	—	(99,061)	—

Total	$(860,908)	$(109,142,356)	$(11,914)

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Government Agency Obligations	24.2%
Affiliated Mutual Funds (10.7% represents investments purchased with collateral from securities on loan)	19.0
U.S. Treasury Obligations	13.9
Banks	7.5
Residential Mortgage-Backed Securities	7.3
Commercial Mortgage-Backed Securities	4.0
Collateralized Loan Obligations	3.6
Electric	2.7
Sovereign Bonds	2.7
Telecommunications	2.4
Municipal Bonds	2.3
Pipelines	2.0
Media	1.8
Pharmaceuticals	1.8
Oil & Gas	1.7
Auto Manufacturers	1.4
Aerospace & Defense	1.4
Healthcare-Services	1.4
Diversified Financial Services	1.3
Semiconductors	1.2
Beverages	1.1
Computers	1.1
Real Estate Investment Trusts (REITs)	1.0
Chemicals	1.0
Retail	0.9
Exchange-Traded Funds	0.9
Software	0.9
Internet	0.8
Commercial Services	0.8
Agriculture	0.7
Insurance	0.7
Transportation	0.6
Other	0.5
Home Builders	0.4
Home Equity Loans	0.4
Foods	0.4
Airlines	0.4
Miscellaneous Manufacturing	0.4
Automobiles	0.4
Entertainment	0.3
Consumer Loans	0.3
Building Materials	0.3
Machinery-Diversified	0.3

Real Estate	0.2%
Biotechnology	0.2
Healthcare-Products	0.2
Student Loans	0.2
Packaging & Containers	0.2
Lodging	0.1
Mining	0.1
Environmental Control	0.1
Investment Companies	0.1
Distribution/Wholesale	0.1
Apparel	0.1
Engineering & Construction	0.1
Manufactured Housing	0.1
Textiles	0.1
Advertising	0.1
Forest Products & Paper	0.1
Electrical Components & Equipment	0.1
Home Furnishings	0.1
Trucking & Leasing	0.1
Toys/Games/Hobbies	0.1
Auto Parts & Equipment	0.1
Savings & Loans	0.1
Electronics	0.1
Shipbuilding	0.1
Holding Companies-Diversified	0.1
Equipment	0.1
Iron/Steel	0.1
Cosmetics/Personal Care	0.1
Hotels, Restaurants & Leisure	0.1
Oil & Gas Services	0.0	*
Credit Cards	0.0	*
Gas	0.0	*
Machinery-Construction & Mining	0.0	*
Water	0.0	*
Household Products/Wares	0.0	*
Household Durables	0.0	*
Leisure Time	0.0	*
Options Purchased	0.0	*
Borrowed Bond Agreements	0.0	*
Metal Fabricate/Hardware	0.0	*
Housewares	0.0	*
Food Service	0.0	*
Energy-Alternate Sources	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Hand/Machine Tools	0.0	*%
Coal	0.0	*
Energy Equipment & Services	0.0	*
Real Estate Management & Development	0.0	*
Oil, Gas & Consumable Fuels	0.0	*

	121.6
Borrowed Bonds – Short	0.0	*
Options Written	(0.0	)*
Liabilities in excess of other assets	(21.6)

	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$65,506	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	1,764,818		Premiums received for OTC swap agreements	462,481
Credit contracts	Unrealized appreciation on OTC swap agreements	1,177,291		Unrealized depreciation on OTC swap agreements	1,081,436
Equity contracts	Unaffiliated investments	143		—	—
Equity contracts	Unrealized appreciation on OTC swap agreements	45,411		Unrealized depreciation on OTC swap agreements	99,061
Foreign exchange contracts	Unaffiliated investments	568,594		Options written outstanding, at value	325,126
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	9,994
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	691,640		Unrealized depreciation on OTC forward foreign currency exchange contracts	618,605
Interest rate contracts	Due from/to broker-variation margin futures	2,133,683	*	Due from/to broker-variation margin futures	860,908	*
Interest rate contracts	Due from/to broker-variation margin swaps	856,739	*	Due from/to broker-variation margin swaps	255,756	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	72
Interest rate contracts	Unaffiliated investments	151,445		—	—
Interest rate contracts	Unrealized appreciation on OTC swap agreements	940,208		Unrealized depreciation on OTC swap agreements	635,438

		$8,395,478			$4,348,877

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$2,505,113
Equity contracts	—	—	(213,347)	—	605,675
Foreign exchange contracts	(881,453)	473,507	—	807,764	—
Interest rate contracts	254,644	(495,134)	31,395,933	—	3,194,129

Total	$(626,809)	$(21,627)	$31,182,586	$807,764	$6,304,917

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts.	$—	$—	$—	$—	$—	$872,002
Equity contracts	(600)	—	—	16,452	—	(40,300)
Foreign exchange contracts	—	20,196	(61,008)	—	(1,082,422)	—
Interest rate contracts	—	516,022	(629,963)	4,257,953	—	862,349

Total	$(600)	$536,218	$(690,971)	$4,274,405	$(1,082,422)	$1,694,051

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$951,215	$65,959,753	$510,113,224	$121,018,959	$59,146,894

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$89,674,406	$10,570,110	$265,805,065	$67,334,651

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$13,184,615	$10,275,435	$53,532,400

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	N/A	$380,652,256	$(380,652,256)	$—
Borrowed Bonds Agreements	Barclays Capital, Inc.	242,769	(214,208)	28,561
Borrowed Bonds Agreements	Citigroup Global Markets, Inc.	42,419	(42,419)	—
Borrowed Bonds Agreements	Credit Suisse Securities (USA) LLC	346,500	(346,500)	—
Reverse Repurchase Agreements	Barclays Capital, Inc.	(955,912)	963,301	7,389

		$380,328,030

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
ANZ Banking Group	$—	$(12,073)	$(12,073)	$—	$(12,073)
Bank of America, N.A.	255,302	(71,307)	183,995	(170,000)	13,995
Barclays Bank PLC	483,160	(233,575)	249,585	(200,000)	49,585
BNP Paribas S.A.	70,314	(74,260)	(3,946)	3,946	—
Citibank, N.A.	1,888,814	(1,411,857)	476,957	(389,292)	87,665
Citigroup Global Markets, Inc.	63,989	—	63,989	(63,989)	—
Credit Suisse International	13,819	(96,382)	(82,563)	82,563	—
Deutsche Bank AG	204,787	(180,918)	23,869	(10,000)	13,869
Goldman Sachs International	320,415	(61,208)	259,207	(259,207)	—
HSBC Bank USA, N.A.	23,686	(17,181)	6,505	—	6,505
JPMorgan Chase Bank, N.A.	993,206	(367,481)	625,725	(530,000)	95,725
JPMorgan Securities LLC	—	(9,994)	(9,994)	—	(9,994)
Morgan Stanley & Co. International PLC	1,015,937	(563,808)	452,129	(452,129)	—
Morgan Stanley & Co. LLC	2,379	(53,883)	(51,504)	—	(51,504)
Royal Bank of Scotland International	—	(5,785)	(5,785)	5,785	—
Standard Chartered Bank	2,516	—	2,516	—	2,516
The Toronto-Dominion Bank	—	(13,228)	(13,228)	—	(13,228)
UBS AG	1,083	(59,273)	(58,190)	—	(58,190)

	$5,339,407	$(3,232,213)	$2,107,194	$(1,982,323)	$124,871

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST BLACKROCK/LOOMIS SAYLES BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $380,652,256:
Unaffiliated investments (cost $3,636,500,016)	$3,726,933,813
Affiliated investments (cost $690,414,845)	690,404,811
Foreign currency, at value (cost $9,081,829)	9,080,220
Cash	94,584
Receivable for investments sold	537,727,179
Dividends and interest receivable	21,514,180
Deposit with broker for centrally cleared/exchange-traded derivatives	12,353,600
Receivable for Portfolio shares sold	9,010,705
Unrealized appreciation on OTC swap agreements	2,162,910
Premiums paid for OTC swap agreements	1,764,818
Unrealized appreciation on OTC forward foreign currency exchange contracts	691,640
Unrealized appreciation on unfunded loan commitments	5,815
Prepaid expenses	4,022

Total Assets	5,011,748,297

LIABILITIES
Payable for investments purchased	871,386,632
Payable to broker for collateral for securities on loan	389,320,374
Forward commitment contracts, at value (proceeds receivable $107,271,804)	107,089,080
Cash segregated from counterparty—OTC	2,490,368
Accrued expenses and other liabilities	1,845,221
Unrealized depreciation on OTC swap agreements	1,815,935
Payable for Portfolio shares repurchased	1,642,258
Reverse repurchase agreements	955,912
Management fee payable.	670,355
Borrowed bonds—short (proceeds received $887,520)	652,282
Unrealized depreciation on OTC forward foreign currency exchange contracts	618,605
Due to broker-variation margin futures	480,370
Premiums received for OTC swap agreements	462,553
Options written outstanding, at value (proceeds received $211,872)	325,126
Distribution fee payable	148,249
Due to broker-variation margin swaps	79,510
Unrealized depreciation on unfunded loan commitments	11,914
Unrealized depreciation on OTC cross currency exchange contracts	9,994
Affiliated transfer agent fee payable	378
Trustees’ fees payable	19

Total Liabilities	1,380,005,135

NET ASSETS	$3,631,743,162

Net assets were comprised of:
Partners’ Equity	$3,631,743,162

Net asset value and redemption price per share, $3,631,743,162 / 236,317,995 outstanding shares of beneficial interest	$15.37

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $34,709 foreign withholding tax, of which $17,358 is reimbursable by an affiliate)	$50,904,860
Affiliated dividend income	630,765
Income from securities lending, net (including affiliated income of $443,893)	463,951
Unaffiliated dividend income (net of $1,000 foreign withholding tax)	13,250

Total income	52,012,826

EXPENSES
Management fee	8,018,811
Distribution fee	4,395,549
Custodian and accounting fees	418,265
Interest expense on borrowed bonds—short and reverse repurchase agreements	50,568
Audit fee.	38,787
Trustees’ fees	28,849
Shareholders’ reports	23,024
Legal fees and expenses.	12,301
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Miscellaneous	49,932

Total expenses	13,039,545
Less: Fee waiver and/or expense reimbursement	(615,377)

Net expenses	12,424,168

NET INVESTMENT INCOME (LOSS)	39,588,658

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(408,443)) (net of foreign capital gains taxes $(46,830))	108,773,210
Futures transactions	31,182,586
Forward and cross currency contract transactions	807,764
Options written transactions	(21,627)
Short sales transactions	(60,325,382)
Swap agreements transactions	6,304,917
Foreign currency transactions	(1,025,419)

85,696,049

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(11,800))	4,221,214
Futures	4,274,405
Forward and cross currency contracts	(1,082,422)
Options written	(690,971)
Short sales.	115,418
Swap agreements	1,694,051
Foreign currencies	(95,811)
Unfunded loan commitment	(9,922)

8,425,962

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	94,122,011

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,710,669

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$39,588,658	$106,744,951
Net realized gain (loss) on investment and foreign currency transactions	85,696,049	81,784,904
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	8,425,962	149,363,868

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	133,710,669	337,893,723

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [70,386,398 and 31,047,337 shares, respectively]	1,039,784,361	436,268,569
Portfolio shares repurchased [96,441,120 and 28,307,362 shares, respectively]	(1,424,927,591)	(408,620,174)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(385,143,230)	27,648,395

CAPITAL CONTRIBUTIONS	—	935

TOTAL INCREASE (DECREASE)	(251,432,561)	365,543,053
NET ASSETS:
Beginning of period	3,883,175,723	3,517,632,670

End of period	$3,631,743,162	$3,883,175,723

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST BLACKROCK LOW DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 96.4%

ASSET-BACKED SECURITIES — 19.0%
Automobiles — 7.0%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class A3
3.070%	12/19/22	882	$891,001
Chesapeake Funding II LLC (Canada),
Series 2019-01A, Class B, 144A
3.110%	04/15/31	400	405,804
Series 2019-01A, Class C, 144A
3.360%	04/15/31	380	377,257
Credit Acceptance Auto Loan Trust,
Series 2018-01A, Class A, 144A
3.010%	02/16/27	1,319	1,326,730
Series 2018-03A, Class A, 144A
3.550%	08/15/27	1,830	1,860,925
Series 2019-01A, Class A, 144A
3.330%	02/15/28	2,230	2,282,192
Series 2019-03A, Class A, 144A
2.380%	11/15/28	930	948,681
Series 2020-01A, Class A, 144A
2.010%	02/15/29	1,640	1,667,488
Drive Auto Receivables Trust,
Series 2019-02, Class A3
3.040%	03/15/23	745	748,161
Series 2019-04, Class A3
2.160%	05/15/23	560	564,060
Series 2020-01, Class A3
2.020%	11/15/23	620	628,716
Enterprise Fleet Financing LLC,
Series 2017-01, Class A3, 144A
2.600%	07/20/22	371	371,032
Series 2017-03, Class A2, 144A
2.130%	05/22/23	224	224,736
Series 2019-02, Class A3, 144A
2.380%	02/20/25	1,060	1,088,790
Ford Credit Auto Lease Trust,
Series 2019-A, Class A2A
2.840%	09/15/21	592	593,654
Ford Credit Floorplan Master Owner Trust,
Series 2015-05, Class A
2.390%	08/15/22	2,235	2,239,104
Series 2019-02, Class A
3.060%	04/15/26	2,455	2,568,235
Series 2019-04, Class A
2.440%	09/15/26	2,920	2,946,189
GMF Floorplan Owner Revolving Trust,
Series 2019-01, Class A, 144A
2.700%	04/15/24	1,430	1,463,135
Harley-Davidson Motorcycle Trust,
Series 2020-A, Class A3
1.870%	10/15/24	1,100	1,120,614
Hyundai Auto Lease Securitization Trust,
Series 2019-A, Class A2, 144A
2.920%	07/15/21	512	513,771
Mercedes-Benz Master Owner Trust,
Series 2019-BA, Class A, 144A
2.610%	05/15/24	2,210	2,247,966

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
0.505%(c)	10/17/22	3,100	$3,098,519
Series 2019-A, Class A, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.000%)
0.745%(c)	02/15/24	2,190	2,177,080
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	2,585	2,621,842
Westlake Automobile Receivables Trust,
Series 2019-03A, Class A2, 144A
2.150%	02/15/23	584	587,999

			35,563,681

Collateralized Loan Obligations — 4.4%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.319%(c)	07/15/26	1,068	1,061,532
ALM Ltd.,
Series 2015-17A, Class A1AR, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
2.149%(c)	01/15/28	3,250	3,196,815
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.937%(c)	01/28/31	2,000	1,944,875
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A2R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.969%(c)	07/15/29	600	592,844
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
2.225%(c)	04/20/31	250	241,263
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL03, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.235%(c)	03/15/28	789	779,225
CIFC Funding Ltd. (Cayman Islands),
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.265%(c)	10/17/30	580	569,652
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.119%(c)	04/23/29	1,250	1,229,952
Goldentree Loan Opportunities Ltd.,
Series 2015-10A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.255%(c)	07/20/31	325	318,260
Series 2015-11A, Class AR2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.205%(c)	01/18/31	260	255,290
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.071%(c)	07/25/27	916	904,270

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
KKR CLO Ltd. (Cayman Islands),
Series 16, Class A2R, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
2.935%(c)	01/20/29	810	$790,385
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.315%(c)	05/15/28	1,430	1,417,527
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.019%(c)	01/15/28	812	796,031
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.069%(c)	01/15/28	2,408	2,380,934
OFSI Fund Ltd. (Cayman Islands),
Series 2014-06A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
2.719%(c)	03/20/25	490	478,670
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.193%(c)	01/23/28	1,750	1,720,874
Thacher Park CLO Ltd. (Cayman Islands),
Series 2014-01A, Class CR, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 0.000%)
3.335%(c)	10/20/26	570	556,576
Treman Park CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.205%(c)	10/20/28	3,250	3,197,009

			22,431,984

Consumer Loans — 2.6%
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A
3.810%	12/21/26	2,190	2,191,540
Series 2019-02A, Class A, 144A
2.780%	04/20/28	420	420,061
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	518	510,750
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29	405	411,584
PFS Financing Corp.,
Series 2018-B, Class A, 144A
2.890%	02/15/23	1,060	1,072,307
Series 2018-D, Class A, 144A
3.190%	04/17/23	2,580	2,621,853
Series 2019-A, Class A1, 144A, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.735%(c)	04/15/24	660	657,664
Series 2019-A, Class A2, 144A
2.860%	04/15/24	840	865,641
Series 2019-B, Class A, 144A, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.735%(c)	09/15/23	1,130	1,124,542

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Consumer Loans (cont’d.)
Regional Management Issuance Trust,
Series 2019-01, Class A, 144A
3.050%	11/15/28	400	$393,355
Republic FInance Issuance Trust,
Series 2019-A, Class A, 144A
3.430%	11/22/27	1,000	995,020
Springleaf Funding Trust,
Series 2015-BA, Class A, 144A
3.480%	05/15/28	1,032	1,029,312
Series 2017-AA, Class A, 144A
2.680%	07/15/30	885	884,199

			13,177,828

Equipment — 0.2%
Transportation Finance Equipment Trust,
Series 2019-01, Class A3, 144A
1.850%	04/24/23	1,000	1,007,333

Home Equity Loans — 0.0%
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-HE01, Class A2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)
0.925%(c)	08/25/32	89	83,973
Renaissance Home Equity Loan Trust,
Series 2004-03, Class AV2A, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.545%(c)	11/25/34	91	81,681

			165,654

Other — 0.5%
Marathon CRE Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.335%(c)	06/15/28	660	650,722
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43	720	727,105
Mosaic Solar Loan Trust,
Series 2019-02A, Class A, 144A
2.880%	09/20/40	76	76,158
Sesac Finance LLC,
Series 2019-01, Class A2, 144A
5.216%	07/25/49	149	152,893
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	670	687,628

			2,294,506

Residential Mortgage-Backed Securities — 0.5%
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.305%(c)	07/25/37	469	350,551
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	1,163	1,176,942

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust,
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	803	$807,087

			2,334,580

Student Loans — 3.8%
EDvestinU Private Education Loan Issue No 1 LLC,
Series 2019-A, Class A, 144A
3.580%(cc)	11/25/38	673	702,432
Navient Private Education Loan Trust,
Series 2014-AA, Class A2A, 144A
2.740%	02/15/29	756	767,141
Series 2015-AA, Class A2A, 144A
2.650%	12/15/28	809	819,692
Series 2015-AA, Class A2B, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.385%(c)	12/15/28	366	365,332
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A1, 144A
3.030%	01/15/43	92	92,073
Series 2019-EA, Class A2B, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.000%)
1.105%(c)	05/15/68	1,180	1,143,318
Series 2019-FA, Class A1, 144A
2.180%	08/15/68	703	706,108
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
1.085%(c)	11/15/68	130	127,138
Series 2020-BA, Class A1, 144A
1.800%	01/15/69	2,045	2,050,096
Navient Student Loan Trust,
Series 2018-EA, Class A2, 144A
4.000%	12/15/59	310	322,910
SLC Student Loan Trust,
Series 2006-02, Class A5, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)
0.413%(c)	09/15/26	330	329,559
SLM Private Credit Student Loan Trust,
Series 2004-A, Class A3, 3 Month LIBOR + 0.400% (Cap N/A, Floor 0.000%)
0.713%(c)	06/15/33	2,757	2,661,669
Series 2007-A, Class A4A, 3 Month LIBOR + 0.240% (Cap N/A, Floor 0.000%)
0.553%(c)	12/16/41	475	450,160
SMB Private Education Loan Trust,
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	749	765,654
Series 2016-A, Class A2B, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.685%(c)	05/15/31	1,065	1,071,047
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	2,460	2,573,636
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
0.905%(c)	01/15/37	1,310	1,278,733
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
1.015%(c)	09/15/37	100	97,129

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2016-A, Class A2, 144A
2.760%	12/26/36	370	$371,584
Series 2016-C, Class A2B, 144A
2.360%	12/27/32	218	219,773
Series 2016-D, Class A2B, 144A
2.340%	04/25/33	224	227,642
Series 2018-A, Class A2B, 144A
2.950%	02/25/42	890	912,318
SoFi Professional Loan Program Trust,
Series 2018-D, Class A1FX, 144A
3.120%	02/25/48	209	210,865
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	790	818,602

			19,084,611

TOTAL ASSET-BACKED SECURITIES (cost $95,794,972)			96,060,177

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.2%
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class D, 144A, 1 Month LIBOR + 1.537% (Cap N/A, Floor 1.537%)
1.721%(c)	09/15/34	530	511,693
AOA Mortgage Trust,
Series 2015-1177, Class A, 144A
2.957%	12/13/29	3,334	3,354,920
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A2
2.723%	07/15/49	2,150	2,163,599
BANK,
Series 2019-BN18, Class A2
3.474%	05/15/62	975	1,052,632
BBCMS Trust,
Series 2013-TYSN, Class E, 144A
3.708%	09/05/32	355	350,674
BWAY Mortgage Trust,
Series 2013-1515, Class A1, 144A
2.809%	03/10/33	933	956,116
BX Commercial Mortgage Trust,
Series 2019-XL, Class D, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.635%(c)	10/15/36	1,228	1,196,961
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.985%(c)	12/15/36	1,391	1,379,984
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	615	640,587
CD Mortgage Trust,
Series 2006-CD03, Class AM
5.648%	10/15/48	3,114	3,186,328
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)
0.975%(c)	07/15/32	1,151	1,142,476

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	$1,084,288
Commercial Mortgage Trust,
Series 2005-C06, Class F, 144A
5.917%(cc)	06/10/44	936	934,472
Series 2012-CR04, Class ASB
2.436%	10/15/45	709	717,749
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46	905	959,845
Series 2013-CR10, Class ASB
3.795%	08/10/46	1,993	2,073,351
Series 2013-CR12, Class A4
4.046%	10/10/46	955	1,028,151
Series 2014-CR17, Class ASB
3.598%	05/10/47	2,472	2,568,463
Series 2014-CR21, Class A3
3.528%	12/10/47	912	980,104
Series 2014-UBS03, Class ASB
3.367%	06/10/47	1,734	1,792,454
Series 2014-UBS05, Class ASB
3.548%	09/10/47	670	696,693
Series 2015-CR22, Class A3
3.207%	03/10/48	2,340	2,397,452
Series 2015-CR23, Class A2
2.852%	05/10/48	765	764,883
Series 2015-CR24, Class ASB
3.445%	08/10/48	1,005	1,052,918
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A4
3.505%	04/15/50	465	501,309
Series 2015-C01, Class ASB
3.351%	04/15/50	945	981,577
Series 2016-C06, Class XA, IO
2.061%(cc)	01/15/49	1,354	100,454
FHLMC Multifamily Structured Pass-Through Certificates,
Series 2012-K18, Class B, 144A
4.394%(cc)	01/25/45	375	388,662
Series 2012-K19, Class B, 144A
4.162%(cc)	05/25/45	230	238,770
Series 2012-K20, Class B, 144A
4.003%(cc)	05/25/45	215	223,257
Series 2013-K27, Class B, 144A
3.615%(cc)	01/25/46	205	213,885
Series 2013-K31, Class B, 144A
3.744%(cc)	07/25/46	165	173,459
Series KJ05, Class A2
2.158%	10/25/21	822	836,394
GRACE Mortgage Trust,
Series 2014-GRCE, Class A, 144A
3.369%	06/10/28	6,525	6,541,260
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class A4
3.377%	05/10/45	2,083	2,116,182
Series 2012-GCJ09, Class A3
2.773%	11/10/45	1,934	1,966,753

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2013-GC14, Class A3
3.526%	08/10/46	39	$38,676
Series 2017-500K, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.885%(c)	07/15/32	2,227	2,207,503
Series 2019-GC38, Class A2
3.872%	02/10/52	678	730,722
Hawaii Hotel Trust,
Series 2019-MAUI, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.335%(c)	05/15/38	728	701,636
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, IO
0.985%(cc)	09/15/47	5,885	167,532
Series 2014-C23, Class ASB
3.657%	09/15/47	646	674,950
Series 2015-C33, Class A3
3.504%	12/15/48	523	571,391
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4
3.483%	06/15/45	1,112	1,135,270
Series 2012-HSBC, Class D, 144A
4.675%(cc)	07/05/32	975	969,382
Series 2013-LC11, Class ASB
2.554%	04/15/46	1,622	1,647,545
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	455,679
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.985%(c)	05/15/36	690	675,335
Series 2019-KNSQ, Class D, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.535%(c)	05/15/36	229	220,684
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	2,296	2,324,874
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4
3.526%	12/15/47	400	428,965
Series 2015-C26, Class ASB
3.323%	10/15/48	1,385	1,451,080
Series 2016-C32, Class XA, IO
0.860%(cc)	12/15/49	4,818	170,950
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	1,000	1,019,093
Series 2018-H04, Class A4
4.310%	12/15/51	405	481,137
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.134%(c)	06/15/35	700	664,635
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	891,380

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-C16, Class ASB
3.460%	04/15/52		865	$953,307
Series 2019-C18, Class A4
3.035%	12/15/52		531	582,814
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class AAB
2.687%	03/10/46		542	550,764
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB
3.477%	08/15/50		1,221	1,265,827
Series 2015-C26, Class A4
3.166%	02/15/48		700	747,304
Series 2015-NXS03, Class A2
2.848%	09/15/57		853	853,062
Series 2016-C32, Class ASB
3.324%	01/15/59		1,656	1,743,832
Series 2017-C39, Class A5
3.418%	09/15/50		1,741	1,943,367
WFRBS Commercial Mortgage Trust,
Series 2012-C09, Class A3
2.870%	11/15/45		1,021	1,046,840
Series 2013-C13, Class ASB
2.654%	05/15/45		570	581,333
Series 2014-C21, Class ASB
3.393%	08/15/47		1,298	1,341,193

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $76,322,524)				76,506,817

CORPORATE BONDS — 38.0%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20		505	508,452
3.750%	10/01/21		175	181,336
MMS USA Investments, Inc. (France),
Gtd. Notes
0.625%	06/13/25	EUR	200	214,693
WPP Finance 2013 (United Kingdom),
Gtd. Notes, EMTN
3.000%	11/20/23	EUR	100	119,662

				1,024,143

Aerospace & Defense — 0.2%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
1.375%	06/09/26	EUR	170	193,554
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23		76	82,668
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		2	2,163
Sr. Unsec’d. Notes, 144A
2.800%	03/15/22		224	230,887

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (cont’d.)
Thales SA (France),
Sr. Unsec’d. Notes, GMTN
0.750%	06/07/23		EUR	300	$341,301

					850,573

Agriculture — 1.7%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25			55	57,823
2.850%	08/09/22			3,800	3,958,258
3.490%	02/14/22			420	438,302
3.800%	02/14/24	(a)		485	530,745
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22			250	258,892
2.789%	09/06/24			2,000	2,103,385
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.875%	10/13/23		EUR	230	259,703
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23			500	508,076
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/01/25			500	511,372
Sr. Unsec’d. Notes, EMTN
2.875%	03/03/26		EUR	100	125,085

					8,751,641

Airlines — 0.0%
Gol Finance SA (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25			200	113,627

Apparel — 0.2%
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes, EMTN
—%(p)	02/28/21		EUR	500	561,292
—%(p)	02/11/24		EUR	200	223,322
—%(p)	02/11/26		EUR	200	221,527
0.375%	05/26/22		EUR	16	18,067

					1,024,208

Auto Manufacturers — 3.1%
BMW Finance NV (Germany),
Gtd. Notes, EMTN
—%(p)	04/14/23		EUR	390	433,332
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.800%	04/06/23			1,570	1,686,234
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21			405	412,365
Daimler International Finance BV (Germany),
Gtd. Notes, EMTN
0.250%	08/09/21		EUR	45	50,524
0.250%	11/06/23		EUR	130	142,380

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
Fiat Chrysler Automobiles N.V. (United Kingdom),
Sr. Unsec’d. Notes
3.375%	07/07/23		EUR	470	$528,045
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.085%	01/07/21			485	485,795
General Motors Co.,
Sr. Unsec’d. Notes
5.400%	10/02/23			370	400,247
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21			1,109	1,121,348
3.550%	04/09/21			95	96,136
3.700%	11/24/20			845	849,405
4.200%	03/01/21			1,105	1,118,555
Sr. Unsec’d. Notes
5.200%	03/20/23	(a)		1,770	1,891,499
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.350%	08/25/23			2,400	2,444,308
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	01/31/24		EUR	600	690,108
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.700%	09/26/22			200	206,544
3.125%	05/12/23			1,600	1,682,608
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
1.000%	02/16/23		EUR	700	784,729
Volvo Treasury AB (Sweden),
Gtd. Notes, EMTN
—%(p)	02/11/23		EUR	100	109,827
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.292%(c)	09/13/21		EUR	300	336,927

					15,470,916

Auto Parts & Equipment — 0.1%
Conti-Gummi Finance BV (Germany),
Gtd. Notes
1.125%	09/25/24		EUR	140	157,024
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22			284	291,914

					448,938

Banks — 9.3%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25			225	239,233
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	01/27/23			1,300	1,285,269
3.200%	01/27/25			200	196,894

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco de Credito del Peru (Peru),
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30		50	$49,575
Banco de Sabadell SA (Spain),
Sr. Unsec’d. Notes
0.625%(ff)	11/07/25		EUR 200	212,705
Banco Internacional del Peru SAA Interbank (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	10/04/26		200	202,109
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.706%	06/27/24		800	841,644
2.746%	05/28/25		600	620,458
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31		210	204,470
Bank of America Corp.,
Sr. Unsec’d. Notes
2.738%(ff)	01/23/22		743	751,191
3.004%(ff)	12/20/23		1,200	1,260,421
Sr. Unsec’d. Notes, GMTN
2.369%(ff)	07/21/21		1,215	1,216,118
2.816%(ff)	07/21/23		600	623,211
Sr. Unsec’d. Notes, MTN
2.881%(ff)	04/24/23		185	191,591
3.864%(ff)	07/23/24		1,200	1,302,028
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22		755	768,551
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23		810	852,717
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		515	526,352
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23		60	62,053
Citizens Bank NA,
Sr. Unsec’d. Notes
3.700%	03/29/23		800	848,505
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21		500	508,168
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN
2.050%	09/18/20		535	536,860
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN
1.339%(ff)	06/24/26		1,540	1,545,041
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
1.000%	05/05/23		1,220	1,226,923
2.800%	04/08/22	(a)	1,000	1,037,471
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23		1,120	1,159,908

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20			730	$738,188
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.001%(ff)	09/20/22	(a)		1,220	1,239,488
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21			1,095	1,109,600
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	(a)		590	625,327
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.600%	06/15/22			330	342,284
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.307%(c)	04/21/23		EUR	340	377,299
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23	(a)		1,110	1,149,731
3.950%(ff)	05/18/24			200	214,900
Huntington National Bank (The),
Sr. Unsec’d. Notes
1.800%	02/03/23			555	571,110
3.125%	04/01/22			260	271,035
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, MTN, 3 Month EURIBOR + 0.400%
0.082%(c)	04/08/22		EUR	400	449,918
Sub. Notes, EMTN
3.625%(ff)	02/25/26		EUR	458	522,600
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
1.000%	09/20/23		EUR	300	344,116
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.083%(ff)	04/22/26			1,715	1,781,420
2.776%(ff)	04/25/23	(a)		440	455,421
3.797%(ff)	07/23/24			2,275	2,466,836
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, EMTN
1.125%	01/25/24		EUR	300	345,985
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23			375	377,062
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.218%	03/07/22			510	531,258
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
0.523%	06/10/24		EUR	310	347,041
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24			1,000	1,077,891
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	(a)		610	633,907

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
1.000%	06/09/23		635	$641,144
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24		630	646,220
3.875%	09/12/23		800	863,251
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.700%	03/28/22		1,395	1,438,053
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24		565	592,520
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.846%	01/11/22		925	955,406
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23		680	689,280
2.800%	03/14/22		500	517,482
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, EMTN
0.375%	04/25/24	EUR	235	264,755
UBS AG (Switzerland),
Sub. Notes, EMTN
4.750%(ff)	02/12/26	EUR	430	491,559
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	01/29/26	EUR	200	220,510
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24		2,200	2,233,763
3.750%	01/24/24		505	551,801
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
3.150%	01/16/24		2,345	2,553,664

				46,901,291

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25		390	442,074
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27		200	200,600
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.125%	09/22/22	EUR	315	362,082
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.057%	05/25/23		300	326,580
Pernod Ricard SA (France),
Sr. Unsec’d. Notes
—%(p)	10/24/23	EUR	700	779,312
1.125%	04/07/25	EUR	100	115,962

				2,226,610

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.242%	02/15/25	(a)		500	$512,880
CRH Finland Services OYJ (Ireland),
Gtd. Notes, EMTN
0.875%	11/05/23		EUR	100	114,075

					626,955

Chemicals — 0.7%
Air Liquide Finance SA (France),
Gtd. Notes, EMTN
0.375%	04/18/22		EUR	200	225,809
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25			65	67,148
BASF SE (Germany),
Sr. Unsec’d. Notes
2.000%	12/05/22		EUR	325	382,695
Sr. Unsec’d. Notes, EMTN
0.101%	06/05/23		EUR	300	337,569
Covestro AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.875%	02/03/26		EUR	100	112,137
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
2.169%	05/01/23	(a)		1,280	1,304,078
4.205%	11/15/23			600	657,984
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26			200	212,038
Phosagro OAO Via Phosagro Bond Funding DAC (Russia),
Sr. Unsec’d. Notes, 144A
3.050%	01/23/25			200	201,421

					3,500,879

Commercial Services — 0.6%
Amadeus IT Group SA (Spain),
Sr. Unsec’d. Notes, EMTN
2.500%	05/20/24		EUR	300	348,157
APRR SA (France),
Sr. Unsec’d. Notes, EMTN
—%(p)	01/20/23		EUR	200	223,344
Autoroutes du Sud de la France SA (France),
Sr. Unsec’d. Notes, EMTN
2.950%	01/17/24		EUR	200	245,107
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23			550	592,148
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
1.625%	06/09/23		EUR	360	423,233
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/23			1,055	1,075,007

					2,906,996

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Computers — 0.6%
Capgemini SE (France),
Sr. Unsec’d. Notes
0.625%	06/23/25		EUR	200	$224,581
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21			895	919,136
5.450%	06/15/23	(a)		1,780	1,947,675

					3,091,392

Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.875%	08/14/24	(a)		450	424,326
3.300%	01/23/23			385	376,186
3.500%	05/26/22			800	790,625
3.500%	01/15/25			750	703,748
4.500%	05/15/21			775	779,534
4.625%	07/01/22			150	151,488
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/21			1,335	1,339,738
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22			270	279,851
Capital One Bank USA NA,
Sr. Unsec’d. Notes
2.014%(ff)	01/27/23			1,800	1,825,193
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20			510	512,087
GE Capital Funding LLC,
Gtd. Notes, 144A
3.450%	05/15/25	(a)		1,185	1,236,887
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20			3,295	3,315,799
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21			732	740,493
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
3.011%	12/23/10	(d)		4,200	47,040
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22			395	401,683

					12,924,678

Electric — 1.6%
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23			455	488,234
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/22			260	268,739
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20			325	325,000

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electric (cont’d.)
2.715%	08/15/21		770	$786,099
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.950%	10/15/23		975	1,065,561
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
—%(p)	10/24/22	EUR	390	436,341
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		200	212,619
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
—%(p)	06/17/24	EUR	510	566,202
Enexis Holding NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
3.375%	01/26/22	EUR	200	236,245
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	02/28/23	EUR	300	339,244
ESB Finance DAC (Ireland),
Gtd. Notes, EMTN
3.494%	01/12/24	EUR	205	256,489
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21		625	633,441
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
2.850%	07/15/22		557	577,948
innogy Finance BV (Germany),
Gtd. Notes, EMTN
0.750%	11/30/22	EUR	80	90,851
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22		290	302,408
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	05/01/25		410	443,913
RTE Reseau de Transport d’Electricite SADIR (France),
Sr. Unsec’d. Notes, EMTN
1.625%	10/08/24	EUR	100	119,203
4.125%	02/03/21	EUR	300	344,915
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
1.719%(c)	01/15/21		805	804,960

				8,298,412

Electrical Components & Equipment — 0.2%
Eaton Capital Unlimited Co.,
Gtd. Notes
0.021%	05/14/21	EUR	330	369,778
Schneider Electric SE (France),
Sr. Unsec’d. Notes, EMTN
—%(p)	06/12/23	EUR	200	224,417
0.250%	09/09/24	EUR	200	225,927

				820,122

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Electronics — 0.1%
Amphenol Technologies Holding GmbH,
Gtd. Notes
0.750%	05/04/26		EUR	185	$207,587
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.300%	02/22/23		EUR	200	230,837

					438,424

Energy-Alternate Sources — 0.0%
AES Panama SRL (Panama),
Sr. Unsec’d. Notes, 144A
6.000%	06/25/22			200	201,644

Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26			200	189,132

Foods — 0.2%
General Mills, Inc.,
Sr. Unsec’d. Notes
0.450%	01/15/26		EUR	100	110,635
Grupo Bimbo SAB de CV (Mexico),
Gtd. Notes
4.500%	01/25/22			200	209,454
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25			439	467,430
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	(a)		440	448,294

					1,235,813

Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
1.750%	09/30/25			530	546,503
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30			200	204,061

					750,564

Gas — 0.0%
Redexis Gas Finance BV (Spain),
Gtd. Notes, EMTN
1.875%	05/28/25		EUR	100	116,046

Healthcare-Products — 0.4%
Abbott Ireland Financing DAC,
Gtd. Notes
0.100%	11/19/24		EUR	230	256,905
0.875%	09/27/23		EUR	300	344,831
Medtronic Global Holdings SCA,
Gtd. Notes
0.375%	03/07/23		EUR	290	326,456
Gtd. Notes, EMTN
—%(p)	12/02/22		EUR	765	854,040

					1,782,232

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Services — 0.6%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25		235	$248,956
3.125%	05/15/22		355	371,714
3.350%	12/01/24		2,040	2,242,078

				2,862,748

Insurance — 0.4%
Allianz Finance II BV (Germany),
Gtd. Notes, EMTN
—%(p)	01/14/25	EUR	100	112,381
0.250%	06/06/23	EUR	400	453,215
Aon PLC,
Gtd. Notes
2.800%	03/15/21		485	491,340
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	03/10/25		755	834,424
Willis Towers Watson PLC,
Gtd. Notes
5.750%	03/15/21		282	290,865

				2,182,225

Internet — 0.3%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22		1,055	1,080,042
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.390%	06/03/30		200	201,019

				1,281,061

Investment Companies — 0.0%
MDGH — GMTN BV (United Arab Emirates),
Gtd. Notes, 144A, MTN
2.500%	11/07/24		200	206,831

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25		90	93,204
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25		55	56,536

				149,740

Lodging — 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.875%	03/01/21		1,245	1,251,197

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.150%	11/08/24		500	529,720

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.2%
Atlas Copco AB (Sweden),
Sr. Unsec’d. Notes, EMTN
2.500%	02/28/23	EUR	390	$466,196
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24		180	191,819
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.056%	04/05/25		280	293,578

				951,593

Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		76	84,061
4.908%	07/23/25		1,000	1,145,855
RELX Finance BV (United Kingdom),
Gtd. Notes
—%(p)	03/18/24	EUR	120	132,946
Sky Ltd. (United Kingdom),
Gtd. Notes, EMTN
1.500%	09/15/21	EUR	225	256,736
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.875%	04/01/24		255	275,194

				1,894,792

Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.125%	04/15/21		343	349,620
Gold Fields Orogen Holdings BVI Ltd. (South Africa),
Gtd. Notes, 144A
5.125%	05/15/24		200	214,712
Nexa Resources SA (Peru),
Gtd. Notes, 144A
5.375%	05/04/27		200	194,031

				758,363

Miscellaneous Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
—%(p)	09/05/21	EUR	550	617,789
—%(p)	02/20/23	EUR	300	336,539
0.375%	09/06/23	EUR	400	454,289

				1,408,617

Office/Business Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
3.500%	08/20/20		644	644,297

Oil & Gas — 1.8%
Apache Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/21		59	58,205

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC (United Kingdom),
Gtd. Notes, EMTN
1.109%	02/16/23		EUR	275	$316,075
1.526%	09/26/22		EUR	515	595,376
Concho Resources, Inc.,
Gtd. Notes
4.375%	01/15/25	(a)		960	992,595
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24			600	600,931
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26			240	252,164
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
5.250%	08/10/20			700	700,107
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
0.142%	06/26/24		EUR	610	684,522
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23	(a)		645	695,553
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24			760	722,011
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21			175	171,242
2.900%	08/15/24	(a)		180	153,877
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.300%	05/20/23			200	211,309
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25			230	239,475
7.375%	01/17/27			100	111,243
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
5.950%	01/28/31			370	304,769
6.840%	01/23/30			110	96,284
Gtd. Notes, MTN
6.875%	08/04/26			120	113,407
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30			200	221,470
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24			275	286,564
3.500%	04/16/29			200	216,336
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	04/06/25			610	647,891
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
2.150%	05/13/25			200	205,406

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Total Capital International SA (France),
Gtd. Notes, EMTN
0.250%	07/12/23		EUR	300	$338,543

					8,935,355

Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25	(a)		32	34,486

Packaging & Containers — 0.1%
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25			245	270,498

Pharmaceuticals — 3.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
1.250%	06/01/24		EUR	100	114,823
2.800%	03/15/23			500	518,935
2.950%	11/21/26			275	298,738
3.250%	10/01/22			990	1,036,608
3.450%	03/15/22			3,000	3,120,842
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%
1.181%(c)	12/29/20			1,875	1,873,288
Sr. Unsec’d. Notes
1.401%	05/24/23		EUR	100	114,103
2.894%	06/06/22			1,500	1,552,957
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.750%	02/15/23			220	231,693
CVS Health Corp.,
Sr. Unsec’d. Notes
3.700%	03/09/23			1,805	1,937,077
4.100%	03/25/25			2,010	2,272,536
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20			700	702,257
Merck Financial Services GmbH (Germany),
Gtd. Notes, EMTN
0.005%	12/15/23		EUR	300	335,591
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21			415	423,290
Upjohn Finance BV,
Gtd. Notes
0.816%	06/23/22		EUR	370	418,178

					14,950,916

Pipelines — 1.8%
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	(a)		360	368,276
3.600%	02/01/23	(a)		370	383,730
4.250%	03/15/23			2,385	2,516,846
4.500%	04/15/24			132	143,125
5.875%	01/15/24	(a)		600	668,891

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21			400	$406,280
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes
4.634%	07/31/29			210	224,409
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24			167	184,023
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21	(a)		745	760,768
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.213%(c)	09/09/21	(a)		560	554,694
Sr. Unsec’d. Notes
3.500%	12/01/22			535	557,240
6.250%	10/15/22			460	460,184
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.750%	05/15/24			227	255,713
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	(a)		200	223,606
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.750%	10/16/23			130	140,464
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22			300	311,445
3.700%	01/15/23	(a)		1,050	1,110,260

					9,269,954

Real Estate — 0.1%
Vonovia Finance BV (Germany),
Gtd. Notes, EMTN
0.125%	04/06/23		EUR	300	334,845

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25			355	356,120
1.950%	05/22/26		EUR	190	226,873
2.400%	03/15/25			370	388,767
3.500%	01/31/23			155	165,595
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25			885	890,034
3.200%	09/01/24	(a)		555	601,853
Equinix, Inc.,
Sr. Unsec’d. Notes
1.250%	07/15/25			565	564,805
2.625%	11/18/24			860	915,505
Simon International Finance SCA,
Gtd. Notes
1.375%	11/18/22		EUR	110	123,793

					4,233,345

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail — 0.3%
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/25	(a)		900	$1,025,896
Starbucks Corp.,
Sr. Unsec’d. Notes
1.300%	05/07/22			300	304,000

					1,329,896

Semiconductors — 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24			540	580,338
Broadcom, Inc.,
Gtd. Notes, 144A
3.625%	10/15/24			600	651,972
4.700%	04/15/25	(a)		1,350	1,520,115
Lam Research Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/26			2,200	2,521,977
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.875%	09/01/22			1,368	1,445,077
4.625%	06/15/22			400	425,872
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25			50	52,530
3.875%	06/18/26			500	558,131
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.000%	05/20/22			40	41,852

					7,797,864

Software — 0.6%
Amadeus Capital Markets SAU (Spain),
Gtd. Notes, EMTN
1.625%	11/17/21		EUR	200	226,521
Dassault Systemes SE (France),
Sr. Unsec’d. Notes
—%(p)	09/16/22		EUR	500	560,548
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23		EUR	545	616,633
Sr. Unsec’d. Notes
0.125%	12/03/22		EUR	430	480,714
0.400%	01/15/21		EUR	700	786,859
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24			410	437,511

					3,108,786

Telecommunications — 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22			830	867,377
3.950%	01/15/25			500	557,762

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes, EMTN
4.250%	07/13/22		EUR	500	$607,317
Orange SA (France),
Sr. Unsec’d. Notes, EMTN
0.500%	01/15/22		EUR	200	226,084
0.750%	09/11/23		EUR	500	571,010
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23			136	137,793
4.738%	09/20/29			860	931,403
Telenor ASA (Norway),
Sr. Unsec’d. Notes, EMTN
—%(p)	09/25/23		EUR	140	156,963
Telstra Corp. Ltd. (Australia),
Gtd. Notes, EMTN
3.500%	09/21/22		EUR	300	361,363
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25			1,000	1,090,663
VEON Holdings BV (Netherlands),
Sr. Unsec’d. Notes, 144A
4.000%	04/09/25			200	206,892
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.376%	02/15/25			500	556,444
3.500%	11/01/24			1,715	1,896,087
5.150%	09/15/23			1,500	1,710,645

					9,877,803

Transportation — 0.3%
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	09/01/24	(a)		630	649,667
3.750%	06/09/23			560	595,757
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27			425	450,373

					1,695,797

Trucking & Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23			1,515	1,551,905
2.700%	11/01/24			240	246,561

					1,798,466

Water — 0.1%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
0.672%	03/30/22		EUR	400	452,229

TOTAL CORPORATE BONDS (cost $187,678,521)					191,906,660

Interest Rate	Maturity Date	Principal Amount (000)#		Value

MUNICIPAL BONDS — 0.3%
South Carolina
South Carolina Public Service Authority,
Revenue Bonds, Series E
3.722%	12/01/23		732	$781,798
Taxable, Revenue Bonds, Series D
2.388%	12/01/23		850	870,561

TOTAL MUNICIPAL BONDS (cost $1,533,244)				1,652,359

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.2%
Alternative Loan Trust,
Series 2003-J03, Class 2A1
6.250%	12/25/33		11	10,784
Banc of America Alternative Loan Trust,
Series 2007-01, Class 1A1
4.946%(cc)	04/25/22		142	134,937
Banc of America Funding Trust,
Series 2004-A, Class 1A3
4.717%(cc)	09/20/34		46	44,555
Series 2005-D, Class A1
4.012%(cc)	05/25/35		65	64,027
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A
5.250%	04/26/37		361	297,312
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-01, Class 6A1
4.016%(cc)	04/25/33		12	11,795
Series 2003-08, Class 2A1
4.103%(cc)	01/25/34		92	92,615
Series 2003-09, Class 2A1
3.889%(cc)	02/25/34		57	56,079
Series 2004-08, Class 13A1
3.836%(cc)	11/25/34		1,324	1,065,597
Bear Stearns ALT-A Trust,
Series 2005-10, Class 24A1
3.229%(cc)	01/25/36		955	946,569
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-06, Class A1, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.100% (Cap 9.744%, Floor 2.100%)
3.840%(c)	09/25/35		118	119,571
Series 2005-06, Class A3, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.800% (Cap 10.972%, Floor 1.800%)
1.940%(c)	09/25/35		20	19,133
CMF PLC (United Kingdom),
Series 2020-01, Class B, 1 Month Sterling Overnight Index Average + 1.000% (Cap N/A, Floor 0.000%)
1.068%(c)	01/16/57	GBP	220	261,357
Series 2020-01, Class C, 1 Month Sterling Overnight Index Average + 1.250% (Cap N/A, Floor 0.000%)
1.318%(c)	01/16/57	GBP	100	105,401
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.340%)
0.865%(c)	02/25/35		267	238,720
Series 2004-J09, Class 2A5
5.500%	01/25/35		324	334,398

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2005-03, Class 2A1, 1 Month LIBOR + 0.580% (Cap N/A, Floor 0.290%)
0.765%(c)	04/25/35		274	$248,344
Series 2005-11, Class 3A1
2.762%(cc)	04/25/35		435	368,431
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR15, Class 2A1
3.567%(cc)	06/25/33		199	191,036
Fannie Mae REMICS,
Series 1996-39, Class H
8.000%	11/25/23		4	3,835
Series 2004-11, Class A, 1 Month LIBOR + 0.120% (Cap 10.000%, Floor 0.120%)
0.305%(c)	03/25/34		50	50,040
Series 2006-05, Class 3A2
3.723%(cc)	05/25/35		49	51,580
FHLMC Structured Agency Credit Risk REMICS Trust,
Series 2020-DNA03, Class M1, 144A
—%(p)	06/25/50		479	478,500
FHLMC Structured Pass-Through Certificates,
Series T-57, Class 1A1
6.500%	07/25/43		697	864,118
Series T-59, Class 1A2
7.000%	10/25/43		456	572,295
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)
2.904%(c)	07/25/44		409	424,428
Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
2.704%(c)	10/25/44		1,479	1,494,302
Finsbury Square PLC (United Kingdom),
Series 2020-01A, Class C, 144A, 3 Month Sterling Overnight Index Average + 1.350% (Cap N/A, Floor 0.000%)
1.573%(c)	03/16/70	GBP	100	117,572
Freddie Mac REMICS,
Series 4459, Class BN
3.000%	08/15/43		987	1,057,123
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
0.810%(c)	08/25/60		835	831,766
GreenPoint Mortgage Funding Trust,
Series 2005-AR02, Class A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.230%)
0.645%(c)	06/25/45		172	139,725
GSR Mortgage Loan Trust,
Series 2004-07, Class 1A1
2.906%(cc)	06/25/34		21	19,969
Series 2005-AR07, Class 5A1
4.232%(cc)	11/25/35		210	196,486
Harborview Mortgage Loan Trust,
Series 2004-06, Class 3A2A
4.035%(cc)	08/19/34		407	385,594
JPMorgan Mortgage Trust,
Series 2006-A02, Class 5A1
4.098%(cc)	11/25/33		84	83,598

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-A01, Class 3A3
3.721%(cc)	07/25/35		119	$115,618
Series 2020-LTV01, Class A11, 144A, 1 Month LIBOR + 1.000% (Cap 6.000%, Floor 0.000%)
1.168%(c)	06/25/50		714	709,914
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
1.128%(c)	12/22/69		642	641,986
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56		305	319,428
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57		930	985,259
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59		1,344	1,419,587
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
1.599%(c)	07/15/58		960	959,707
Reperforming Loan REMIC Trust,
Series 2003-R04, Class 2A, 144A
4.943%(cc)	01/25/34		145	143,461
Series 2004-R1, Class 2A, 144A
6.500%	11/25/34		44	43,259
Series 2005-R02, Class 1AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
0.525%(c)	06/25/35		478	444,729
Seasoned Credit Risk Transfer Trust,
Series 2018-02, Class MA
3.500%	11/25/57		1,124	1,216,271
Series 2019-04, Class MA
3.000%	02/25/59		1,557	1,656,908
Sequoia Mortgage Trust,
Series 2017-CH02, Class A10, 144A
4.000%(cc)	12/25/47		538	545,682
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
0.444%(c)	07/19/35		201	183,146
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR06, Class 2A1A, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.230%)
0.645%(c)	04/25/45		375	363,659
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.000% (Cap N/A, Floor 1.000%)
2.504%(c)	08/25/46		261	247,200

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $21,403,426)				21,377,406

SOVEREIGN BONDS — 1.7%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.625%	01/13/28	(a)	200	209,888
4.875%	01/22/21		200	204,199

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
CBB International Sukuk Co. 7 SPC (Bahrain),
Sr. Unsec’d. Notes
6.875%	10/05/25			200	$222,596
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.125%	03/27/25			200	217,084
3.125%	01/21/26			200	218,799
3.240%	02/06/28			280	307,371
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27			200	211,557
4.000%	02/26/24			200	210,567
4.500%	01/28/26			200	217,010
4.500%	03/15/29	(a)		200	219,100
8.125%	05/21/24			200	239,645
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.625%	07/14/20			200	200,300
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25			300	303,799
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
6.125%	01/31/22			340	348,498
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27		EUR	200	212,903
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22			200	207,755
4.750%	01/08/26			200	225,497
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30			200	220,226
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.500%	04/22/29			200	217,124
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26			240	259,291
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28			200	224,800
4.000%	09/22/24			200	217,657
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31			200	222,333
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26			372	386,700
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.200%	01/21/24			250	272,528
5.500%	03/30/26			200	240,173
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	04/23/28			390	460,288
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29			260	299,137

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26	200	$224,394
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27	400	447,059
4.750%	05/27/26	200	227,850
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.000%	04/17/25	200	222,044
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/27	140	145,583
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	10/27/27	125	142,972

TOTAL SOVEREIGN BONDS (cost $8,315,637)			8,406,727

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.7%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	1,945	2,072,596
4.000%	02/01/34	598	643,714
4.000%	02/01/34	727	784,766
4.000%	03/01/34	618	674,381
4.500%	07/01/47	146	163,486
4.500%	03/01/49	7,326	8,196,167
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.225% (Cap 9.611%, Floor 2.225%)
3.942%(c)	01/01/34	14	14,512
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.335% (Cap 13.215%, Floor 2.335%)
4.085%(c)	12/01/26	6	6,041
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.401% (Cap 12.291%, Floor 2.401%)
3.466%(c)	07/01/29	16	15,979
Federal National Mortgage Assoc.
2.500%	TBA	9,185	9,553,932
2.500%	11/01/31	94	99,205
2.500%	11/01/31	5,006	5,311,449
2.500%	04/01/32	24	25,911
3.000%	07/01/27	15	15,962
3.000%	02/01/30	616	656,675
3.000%	05/01/30	14	14,772
3.000%	09/01/30	1,275	1,355,035
3.000%	11/01/30	14	14,623
3.000%	12/01/30	21	22,201
3.000%	04/01/31	17	17,637
3.000%	12/01/31	85	90,331
3.000%	09/01/32	76	80,300
3.000%	11/01/32	813	862,869
3.000%	01/01/33	148	155,854
3.000%	01/01/33	629	673,074
3.000%	01/01/33	681	723,288
3.000%	11/01/33	649	697,353
3.500%	04/01/34	53	56,994
3.500%	04/01/34	259	279,868
4.000%	04/01/33	642	688,514

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	06/01/33		479	$515,240
4.000%	09/01/33		141	153,553
4.000%	09/01/33		4,975	5,266,959
4.000%	02/01/34		230	249,179
4.000%	03/01/34		17	17,598
4.000%	03/01/34		124	132,973
4.000%	03/01/34		132	140,828
4.000%	12/01/41		298	327,621
4.500%	06/01/39		16	18,249
4.500%	08/01/40		32	35,276
4.500%	02/01/41		49	54,573
4.500%	12/01/41		143	158,853
4.500%	03/01/47		488	535,952
4.500%	05/01/47		1,541	1,683,424
4.500%	07/01/47		173	191,014
4.500%	11/01/47		1,802	1,978,623
4.500%	06/01/48		198	224,053
4.500%	11/01/48		630	704,620
4.500%	02/01/49		1,712	1,966,149
4.500%	04/01/49		448	514,774
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.270% (Cap 9.520%, Floor 2.270%)
3.770%(c)	04/01/32		4	4,284
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.277% (Cap 11.982%, Floor 2.277%)
4.027%(c)	12/01/29		18	18,403
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 7.667%, Floor 1.590%)
2.667%(c)	06/01/45		3,149	3,253,943
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 8.141%, Floor 1.590%)
3.151%(c)	06/01/45		1,602	1,673,738
Federal National Mortgage Assoc., 6 Month LIBOR + 1.345% (Cap 9.430%, Floor 1.345%)
3.267%(c)	01/01/25		1	695
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250% (Cap 15.000%, Floor 5.000%)
5.000%(c)	04/01/24		2	1,844
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 10.500%, Floor 1.500%)
3.000%(c)	01/20/26		15	15,172
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 11.000%, Floor 1.500%)
3.125%(c)	11/20/29		37	38,435
3.875%(c)	06/20/26		8	8,270
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 11.500%, Floor 1.500%)
3.875%(c)	05/20/24		11	10,709
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 12.000%, Floor 2.000%)
3.250%(c)	07/20/24		2	1,854

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $51,770,552)				53,864,347

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Notes
0.125%	05/31/22		2,500	2,498,340
0.500%	03/15/23	(a)(h)	8,500	8,575,703

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
1.500%	01/15/23	(a)	1,700	$1,757,242

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,735,094)				12,831,285

	Shares

EXCHANGE-TRADED FUNDS — 4.8%
iShares 0-5 Year High Yield Corporate Bond ETF	143,050	6,135,415
iShares Short-Term Corporate Bond ETF	154,000	8,425,340
Vanguard Short-Term Corporate Bond ETF(a)	117,000	9,671,220

TOTAL EXCHANGE-TRADED FUNDS (cost $23,829,234)		24,231,975

TOTAL LONG-TERM INVESTMENTS (cost $479,383,204)		486,837,753

SHORT-TERM INVESTMENTS — 9.0%

AFFILIATED MUTUAL FUNDS — 5.8%
PGIM Core Ultra Short Bond Fund(w)	3,338,645	3,338,645
PGIM Institutional Money Market Fund (cost $26,004,877; includes $25,995,422 of cash collateral for securities on loan)(b)(w)	26,004,820	26,004,820

TOTAL AFFILIATED MUTUAL FUNDS (cost $29,343,522)		29,343,465

Interest Rate	Maturity Date	Principal Amount (000)#

COMMERCIAL PAPER(n) — 1.0%
Bayer Corp. 144A,
2.471%	09/01/20	2,000	1,998,302
Boeing Co. (The) 144A,
2.185%	11/18/20	3,000	2,977,264

TOTAL COMMERCIAL PAPER (cost $4,966,477)			4,975,566

U.S. TREASURY OBLIGATION(n) — 2.0%
U.S. Treasury Bills
0.170%	06/17/21	10,000	9,985,011

(cost $9,983,425)

OPTIONS PURCHASED*~ — 0.2%
(cost $807,927)			846,589

TOTAL SHORT-TERM INVESTMENTS (cost $45,101,351)			45,150,631

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.4% (cost $524,484,555)			531,988,384

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Value
OPTIONS WRITTEN*~ — (0.5)% (premiums received $1,772,593)	$(2,335,188)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.9% (cost $522,711,962)	529,653,196
Liabilities in excess of other assets(z) — (4.9)%	(24,779,207)

NET ASSETS — 100.0%	$504,873,989

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,490,090; cash collateral of $25,995,422 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2020.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures (cost $40,602)	Put	08/21/20	$175.00	13	13	$14,422

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1- Year Interest Rate Swap, 05/24/24	Call	Bank of America, N.A.	05/22/23	0.39%	0.39%(S)	3 Month LIBOR(Q)	5,130	$17,284
10- Year Interest Rate Swap, 09/08/32	Call	Bank of America, N.A.	09/03/20	0.95%	0.95%(S)	3 Month LIBOR(Q)	1,645	52,195
10- Year Interest Rate Swap, 02/27/35	Call	Citibank, N.A.	02/25/25	1.49%	1.49%(S)	3 Month LIBOR(Q)	1,010	81,075
10- Year Interest Rate Swap, 06/06/35	Call	Goldman Sachs International	06/04/25	1.28%	1.28%(S)	3 Month LIBOR(Q)	450	30,661
10- Year Interest Rate Swap, 06/09/35	Call	Citibank, N.A.	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)	2,900	223,146
10- Year Interest Rate Swap, 06/09/35	Call	UBS AG	06/05/25	1.43%	1.43%(S)	3 Month LIBOR(Q)	450	34,544
10- Year Interest Rate Swap, 01/19/50	Call	JPMorgan Chase Bank, N.A.	01/17/40	2.07%	2.07%(S)	3 Month LIBOR(Q)	780	109,161
30- Year Interest Rate Swap, 11/28/31	Call	Deutsche Bank AG	11/23/20	0.83%	0.83%(S)	3 Month LIBOR(Q)	470	20,190
10- Year Interest Rate Swap, 09/01/30	Put	Bank of America, N.A.	08/27/20	1.24%	3 Month LIBOR(Q)	1.24%(S)	2,190	842
10- Year Interest Rate Swap, 02/27/35	Put	Citibank, N.A.	02/25/25	1.49%	3 Month LIBOR(Q)	1.49%(S)	1,010	36,391

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 06/06/35	Put	Goldman Sachs International	06/04/25	1.28%	3 Month LIBOR(Q)	1.28%(S)	450	$20,464
10- Year Interest Rate Swap, 06/09/35	Put	Citibank, N.A.	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	2,900	115,985
10- Year Interest Rate Swap, 06/09/35	Put	UBS AG	06/05/25	1.43%	3 Month LIBOR(Q)	1.43%(S)	450	18,045
10- Year Interest Rate Swap, 01/19/50	Put	JPMorgan Chase Bank, N.A.	01/17/40	2.07%	3 Month LIBOR(Q)	2.07%(S)	780	39,552
30- Year Interest Rate Swap, 11/28/31	Put	Deutsche Bank AG	11/23/20	0.83%	3 Month LIBOR(Q)	0.83%(S)	470	32,632

Total OTC Swaptions (cost $767,325)								$832,167

Total Options Purchased (cost $807,927)								$846,589

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1- Year Interest Rate Swap, 04/13/24	Call	Deutsche Bank AG	04/11/23	0.69%	3 Month LIBOR(Q)	0.69%(S)		5,130	$(26,605)
2- Year Interest Rate Swap, 01/27/23	Call	Bank of America, N.A.	01/25/21	1.45%	3 Month LIBOR(Q)	1.45%(S)		9,720	(242,797)
5- Year Interest Rate Swap, 09/24/25	Call	Bank of America, N.A.	09/22/20	0.20%	3 Month LIBOR(Q)	0.20%(S)		1,115	(1,728)
5- Year Interest Rate Swap, 09/28/25	Call	Deutsche Bank AG	09/24/20	0.20%	3 Month LIBOR(Q)	0.20%(S)		1,115	(1,762)
5- Year Interest Rate Swap, 04/06/27	Call	Barclays Bank PLC	04/04/22	(0.12)%	6 Month EURIBOR(S)	(0.12)%(A)	EUR	1,950	(27,323)
5- Year Interest Rate Swap, 04/11/27	Call	Barclays Bank PLC	04/07/22	(0.02)%	6 Month EURIBOR(S)	(0.02)%(A)	EUR	2,240	(38,225)
5- Year Interest Rate Swap, 07/17/27	Call	Morgan Stanley & Co. International PLC	06/15/22	0.61%	3 Month LIBOR(Q)	0.61%(S)		2,710	(43,946)
10- Year Interest Rate Swap, 10/27/30	Call	Citibank, N.A.	10/23/20	1.70%	3 Month LIBOR(Q)	1.70%(S)		4,280	(441,260)
10- Year Interest Rate Swap, 10/29/30	Call	Barclays Bank PLC	10/27/20	1.58%	3 Month LIBOR(Q)	1.58%(S)		3,830	(347,681)

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 04/07/31	Call	Morgan Stanley & Co. International PLC	04/01/21	0.71%	3 Month LIBOR(Q)	0.71%(S)	913	$(21,021)
10- Year Interest Rate Swap, 04/08/31	Call	Barclays Bank PLC	04/06/21	0.69%	3 Month LIBOR(Q)	0.69%(S)	460	(10,333)
10- Year Interest Rate Swap, 04/08/31	Call	Deutsche Bank AG	04/06/21	0.69%	3 Month LIBOR(Q)	0.69%(S)	460	(10,231)
10- Year Interest Rate Swap, 04/08/31	Call	Barclays Bank PLC	04/06/21	0.71%	3 Month LIBOR(Q)	0.71%(S)	910	(21,360)
10- Year Interest Rate Swap, 04/08/31	Call	Morgan Stanley & Co. International PLC	04/06/21	0.73%	3 Month LIBOR(Q)	0.73%(S)	540	(13,165)
10- Year Interest Rate Swap, 04/09/31	Call	Morgan Stanley & Co. International PLC	04/07/21	0.85%	3 Month LIBOR(Q)	0.85%(S)	368	(11,483)
10- Year Interest Rate Swap, 04/13/31	Call	Morgan Stanley & Co. International PLC	04/09/21	0.87%	3 Month LIBOR(Q)	0.87%(S)	910	(29,573)
10- Year Interest Rate Swap, 04/16/31	Call	Barclays Bank PLC	04/14/21	0.88%	3 Month LIBOR(Q)	0.88%(S)	460	(15,211)
10- Year Interest Rate Swap, 04/19/31	Call	Bank of America, N.A.	04/15/21	0.77%	3 Month LIBOR(Q)	0.77%(S)	435	(11,503)
10- Year Interest Rate Swap, 04/19/31	Call	Citibank, N.A.	04/15/21	0.79%	3 Month LIBOR(Q)	0.79%(S)	510	(14,199)
10- Year Interest Rate Swap, 04/20/31	Call	Bank of America, N.A.	04/16/21	0.72%	3 Month LIBOR(Q)	0.72%(S)	435	(10,414)
10- Year Interest Rate Swap, 04/21/31	Call	Morgan Stanley & Co. International PLC	04/19/21	0.74%	3 Month LIBOR(Q)	0.74%(S)	1,420	(35,990)
10- Year Interest Rate Swap, 05/17/31	Call	Goldman Sachs International	05/13/21	0.69%	3 Month LIBOR(Q)	0.69%(S)	950	(21,780)
10- Year Interest Rate Swap, 06/04/31	Call	Deutsche Bank AG	06/02/21	0.75%	3 Month LIBOR(Q)	0.75%(S)	1,920	(50,779)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 06/29/31	Call	Bank of America, N.A.	06/25/21	0.74%	3 Month LIBOR(Q)	0.74%(S)		990	$(26,376)
10- Year Interest Rate Swap, 06/01/31	Call	BNP Paribas S.A.	06/29/21	0.72%	3 Month LIBOR(Q)	0.72%(S)		990	(25,090)
10- Year Interest Rate Swap, 01/20/32	Call	JPMorgan Chase Bank, N.A.	01/18/22	1.65%	3 Month LIBOR(Q)	1.65%(S)		3,300	(308,592)
1- Year Interest Rate Swap, 04/25/23	Put	Deutsche Bank AG	04/21/22	0.55%	0.55%(S)	3 Month LIBOR(Q)		7,610	(6,757)
1- Year Interest Rate Swap, 04/13/24	Put	Deutsche Bank AG	04/11/23	0.69%	0.69%(S)	3 Month LIBOR(Q)		5,130	(9,152)
2- Year Interest Rate Swap, 10/06/22	Put	Goldman Sachs International	10/02/20	1.05%	1.05%(S)	3 Month LIBOR(Q)		4,670	(4)
2- Year Interest Rate Swap, 10/06/22	Put	Goldman Sachs International	10/02/20	1.05%	1.05%(S)	3 Month LIBOR(Q)		4,670	(4)
2- Year Interest Rate Swap, 10/07/22	Put	Deutsche Bank AG	10/05/20	1.00%	1.00%(S)	3 Month LIBOR(Q)		4,340	(6)
2- Year Interest Rate Swap, 01/20/23	Put	Bank of America, N.A.	01/18/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	24,610	(2,546)
2- Year Interest Rate Swap, 01/27/23	Put	Bank of America, N.A.	01/25/21	1.45%	1.45%(S)	3 Month LIBOR(Q)		9,720	(44)
5- Year Interest Rate Swap, 09/24/25	Put	Bank of America, N.A.	09/22/20	0.50%	0.50%(S)	3 Month LIBOR(Q)		1,115	(1,501)
5- Year Interest Rate Swap, 09/28/25	Put	Deutsche Bank AG	09/24/20	0.50%	0.50%(S)	3 Month LIBOR(Q)		1,115	(1,559)
5- Year Interest Rate Swap, 04/06/27	Put	Barclays Bank PLC	04/04/22	(0.12)%	(0.12)%(A)	6 Month EURIBOR(S)	EUR	1,950	(16,288)
5- Year Interest Rate Swap, 04/11/27	Put	Barclays Bank PLC	04/07/22	(0.02)%	(0.02)%(A)	6 Month EURIBOR(S)	EUR	2,240	(11,930)

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
5- Year Interest Rate Swap, 07/17/27	Put	Morgan Stanley & Co. International PLC	06/15/22	0.61%	0.61%(S)	3 Month LIBOR(Q)	2,710	$(37,639)
10- Year Interest Rate Swap, 10/27/30	Put	Citibank, N.A.	10/23/20	1.70%	1.70%(S)	3 Month LIBOR(Q)	4,280	(1,752)
10- Year Interest Rate Swap, 10/29/30	Put	Barclays Bank PLC	10/27/20	1.58%	1.58%(S)	3 Month LIBOR(Q)	3,830	(2,473)
10- Year Interest Rate Swap, 04/07/31	Put	Morgan Stanley & Co. International PLC	04/01/21	0.71%	0.71%(S)	3 Month LIBOR(Q)	913	(20,536)
10- Year Interest Rate Swap, 04/08/31	Put	Barclays Bank PLC	04/06/21	0.69%	0.69%(S)	3 Month LIBOR(Q)	460	(10,778)
10- Year Interest Rate Swap, 04/08/31	Put	Deutsche Bank AG	04/06/21	0.69%	0.69%(S)	3 Month LIBOR(Q)	460	(10,880)
10- Year Interest Rate Swap, 04/08/31	Put	Barclays Bank PLC	04/06/21	0.71%	0.71%(S)	3 Month LIBOR(Q)	910	(20,448)
10- Year Interest Rate Swap, 04/08/31	Put	Morgan Stanley & Co. International PLC	04/06/21	0.73%	0.73%(S)	3 Month LIBOR(Q)	540	(11,693)
10- Year Interest Rate Swap, 04/09/31	Put	Morgan Stanley & Co. International PLC	04/07/21	0.85%	0.85%(S)	3 Month LIBOR(Q)	368	(6,148)
10- Year Interest Rate Swap, 04/13/31	Put	Morgan Stanley & Co. International PLC	04/09/21	0.87%	0.87%(S)	3 Month LIBOR(Q)	910	(14,668)
10- Year Interest Rate Swap, 04/16/31	Put	Barclays Bank PLC	04/14/21	0.88%	0.88%(S)	3 Month LIBOR(Q)	460	(7,393)
10- Year Interest Rate Swap, 04/19/31	Put	Bank of America, N.A.	04/15/21	0.77%	0.77%(S)	3 Month LIBOR(Q)	435	(8,950)
10- Year Interest Rate Swap, 04/19/31	Put	Citibank, N.A.	04/15/21	0.79%	0.79%(S)	3 Month LIBOR(Q)	510	(9,950)
10- Year Interest Rate Swap, 04/20/31	Put	Bank of America, N.A.	04/16/21	0.72%	0.72%(S)	3 Month LIBOR(Q)	435	(9,904)

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 04/21/31	Put	Morgan Stanley & Co. International PLC	04/19/21	0.74%	0.74%(S)	3 Month LIBOR(Q)	1,420	$(30,848)
10- Year Interest Rate Swap, 05/17/31	Put	Goldman Sachs International	05/13/21	0.69%	0.69%(S)	3 Month LIBOR(Q)	950	(24,373)
10- Year Interest Rate Swap, 06/03/31	Put	Bank of America, N.A.	06/01/21	1.00%	1.00%(S)	3 Month LIBOR(Q)	4,080	(57,406)
10- Year Interest Rate Swap, 06/04/31	Put	Deutsche Bank AG	06/02/21	0.75%	0.75%(S)	3 Month LIBOR(Q)	1,920	(45,324)
10- Year Interest Rate Swap, 06/15/31	Put	Bank of America, N.A.	06/11/21	1.05%	1.05%(S)	3 Month LIBOR(Q)	960	(12,514)
10- Year Interest Rate Swap, 06/29/31	Put	Bank of America, N.A.	06/25/21	0.74%	0.74%(S)	3 Month LIBOR(Q)	990	(24,587)
10- Year Interest Rate Swap, 06/01/31	Put	BNP Paribas S.A.	06/29/21	0.72%	0.72%(S)	3 Month LIBOR(Q)	990	(25,993)
10- Year Interest Rate Swap, 01/20/32	Put	JPMorgan Chase Bank, N.A.	01/18/22	2.15%	2.15%(S)	3 Month LIBOR(Q)	3,300	(11,682)
10- Year Interest Rate Swap, 02/01/32	Put	Morgan Stanley & Co. International PLC	01/28/22	1.95%	1.95%(S)	3 Month LIBOR(Q)	1,640	(8,231)
10- Year Interest Rate Swap, 02/24/32	Put	Bank of America, N.A.	02/22/22	1.85%	1.85%(S)	3 Month LIBOR(Q)	1,180	(7,405)
10- Year Interest Rate Swap, 02/24/32	Put	Bank of America, N.A.	02/22/22	1.85%	1.85%(S)	3 Month LIBOR(Q)	1,180	(7,405)
10- Year Interest Rate Swap, 03/02/32	Put	Deutsche Bank AG	02/28/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,100	(10,442)
10- Year Interest Rate Swap, 03/07/32	Put	Deutsche Bank AG	03/03/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,100	(10,523)
10- Year Interest Rate Swap, 03/08/32	Put	Deutsche Bank AG	03/04/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,730	(16,579)

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive		Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 03/08/32	Put	Barclays Bank PLC	03/04/22	1.60%	1.60	%(S)	3 Month LIBOR(Q)	1,090	$(10,446)

Total Options Written (premiums received $1,772,593)									$(2,335,188)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
91	90 Day Euro Dollar	Dec. 2020	$22,684,025	$10,112
765	2 Year U.S. Treasury Notes	Sep. 2020	168,933,516	55,734
6	20 Year U.S. Treasury Bonds	Sep. 2020	1,071,375	7,363
4	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	872,625	13,243

				86,452

Short Positions:
78	5 Year Euro-Bobl	Sep. 2020	11,828,702	(63,297)
722	5 Year U.S. Treasury Notes	Sep. 2020	90,785,861	(221,646)
1	10 Year Euro-Bund	Sep. 2020	198,320	(2,315)
95	10 Year U.S. Treasury Notes	Sep. 2020	13,221,329	(50,207)
22	10 Year U.S. Ultra Treasury Notes	Sep. 2020	3,464,657	(13,574)
73	Euro Schatz Index	Sep. 2020	9,197,218	(5,574)

				(356,613)

				$(270,161)

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/06/20	Standard Chartered PLC	GBP 393	$483,366	$486,983	$3,617	$—
Euro,
Expiring 07/06/20	Goldman Sachs International	EUR 25,842	28,968,882	29,037,031	68,149	—

			$29,452,248	$29,524,014	71,766	—

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/06/20	Standard Chartered PLC	GBP 394	$485,300	$488,222	$—	$(2,922)
Expiring 08/05/20	Standard Chartered PLC	GBP 393	483,452	487,080	—	(3,628)
Euro,
Expiring 07/06/20	Bank of America, N.A.	EUR 610	690,203	685,418	4,785	—
Expiring 07/06/20	Bank of America, N.A.	EUR 130	147,272	146,073	1,199	—
Expiring 07/06/20	HSBC Bank PLC	EUR 299	334,065	335,967	—	(1,902)
Expiring 07/06/20	Standard Chartered PLC	EUR 146	163,619	164,051	—	(432)

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/06/20	UBS AG	EUR 24,661	$27,449,989	$27,710,016	$—	$(260,027)
Expiring 08/05/20	Goldman Sachs International	EUR 25,842	28,987,592	29,056,727	—	(69,135)

			$58,741,492	$59,073,554	5,984	(338,046)

					$77,750	$(338,046)

Cross currency exchange contracts outstanding at June 30, 2020:

Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/16/20	Buy	AUD 1,790	NZD 1,911	$2,248	$—	Bank of America, N.A.
09/16/20	Buy	NOK 11,800	SEK 11,500	—	(8,990)	Morgan Stanley & Co. International PLC

				$2,248	$(8,990)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Allstate Corp. (The)	06/20/24	1.000%(Q)	500	$(17,940)	$(14,892)	$(3,048)	Morgan Stanley & Co. International PLC
Broadcom, Inc.	12/20/24	1.000%(Q)	100	(2,083)	2,744	(4,827)	JPMorgan Chase Bank, N.A. Morgan Stanley & Co.
Lowes Co., Inc.	06/20/24	1.000%(Q)	500	(15,762)	(11,182)	(4,580)	International PLC Morgan Stanley & Co.
Northrop Grumman Corp.	06/20/24	1.000%(Q)	500	(17,563)	(14,480)	(3,083)	International PLC Morgan Stanley & Co.
Pfizer, Inc.	06/20/24	1.000%(Q)	500	(15,780)	(13,499)	(2,281)	International PLC
TWDC Enterprises 18 Corp.	06/20/24	1.000%(Q)	500	(16,160)	(15,554)	(606)	BNP Paribas S.A.
Walt Disney Co.	06/20/25	1.000%(Q)	595	(19,938)	(19,027)	(911)	Goldman Sachs International
Walt Disney Co.	06/20/25	1.000%(Q)	280	(9,382)	(8,248)	(1,134)	Goldman Sachs International

				$(114,608)	$(94,138)	$(20,470)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Boeing Co.	12/20/20	1.000%(Q)	1,800	2.393%	$(11,475)	$6,099	$(17,574)	BNP Paribas S.A.
Broadcom, Inc.	06/20/24	1.000%(Q)	1,185	0.493%	24,091	(72,060)	96,151	Citibank, N.A.
International Business Machines Corp.	06/20/24	1.000%(Q)	1,300	0.284%	37,396	27,957	9,439	JPMorgan Chase Bank, N.A.
International Business Machines Corp.	12/20/24	1.000%(Q)	230	0.329%	6,975	6,116	859	BNP Paribas S.A.
International Business Machines Corp.	12/20/24	1.000%(Q)	229	0.329%	6,944	6,601	343	Goldman Sachs International

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2)(cont’d.):
International Business Machines Corp.	12/20/24	1.000%(Q)	198	0.329%	$5,999	$5,082	$917	BNP Paribas S.A.
International Business Machines Corp.	12/20/24	1.000%(Q)	193	0.329%	5,853	4,791	1,062	BNP Paribas S.A.
International Business Machines Corp.	12/20/24	1.000%(Q)	97	0.329%	2,931	2,713	218	Morgan Stanley & Co. International PLC
Verizion Communcations Inc.	12/20/24	1.000%(Q)	500	0.643%	8,035	9,759	(1,724)	BNP Paribas S.A.

					$86,749	$(2,942)	$89,691

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	280	03/23/22	(0.298)%(A)	6 Month EURIBOR(1)(S)	$—	$(527)	$(527)
EUR	1,100	07/20/22	(0.303)%(A)	6 Month EURIBOR(2)(S)	—	2,168	2,168
EUR	970	07/27/22	(0.241)%(A)	6 Month EURIBOR(2)(S)	—	3,295	3,295
EUR	300	11/02/22	(0.346)%(A)	6 Month EURIBOR(2)(S)	—	390	390
EUR	1,850	12/24/22	(0.420)%(A)	6 Month EURIBOR(2)(S)	(579)	(403)	176
EUR	1,880	03/24/23	(0.180)%(A)	6 Month EURIBOR(1)(S)	—	(9,836)	(9,836)
EUR	1,890	03/24/23	(0.175)%(A)	6 Month EURIBOR(1)(S)	—	(10,103)	(10,103)
EUR	1,890	03/24/23	(0.169)%(A)	6 Month EURIBOR(1)(S)	—	(10,370)	(10,370)
EUR	790	04/29/23	(0.307)%(A)	6 Month EURIBOR(2)(S)	—	1,830	1,830
EUR	300	05/03/23	(0.342)%(A)	6 Month EURIBOR(2)(S)	—	452	452
EUR	340	05/04/23	(0.382)%(A)	6 Month EURIBOR(2)(S)	—	207	207

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,090	06/24/23	(0.415)%(A)	6 Month EURIBOR(2)(S)	$20	$(225)	$(245)
EUR	1,090	06/25/23	(0.395)%(A)	6 Month EURIBOR(2)(S)	(23)	268	291
	600	03/06/22	0.679%(S)	3 Month LIBOR(2)(Q)	—	5,703	5,703
	440	04/28/22	0.380%(S)	3 Month LIBOR(2)(Q)	—	653	653
	3,670	06/15/22	0.248%(S)	3 Month LIBOR(1)(Q)	—	(2,828)	(2,828)
	560	07/20/22	0.314%(S)	3 Month LIBOR(2)(Q)	—	1,099	1,099
	470	07/22/22	0.329%(S)	3 Month LIBOR(1)(Q)	—	(1,067)	(1,067)
	740	07/30/22	0.297%(S)	3 Month LIBOR(2)(Q)	—	1,229	1,229
	455	09/11/22	0.436%(S)	3 Month LIBOR(2)(Q)	—	2,088	2,088
	423	09/11/22	0.438%(S)	3 Month LIBOR(2)(Q)	—	1,954	1,954
	422	09/11/22	0.462%(S)	3 Month LIBOR(2)(Q)	—	2,152	2,152
	650	09/11/22	0.508%(S)	3 Month LIBOR(2)(Q)	—	3,914	3,914
	1,500	09/28/22	0.383%(S)	3 Month LIBOR(2)(Q)	—	5,336	5,336
	2,340	09/29/22	0.345%(S)	3 Month LIBOR(2)(Q)	—	6,682	6,682
	540	09/29/22	0.356%(S)	3 Month LIBOR(2)(Q)	—	1,631	1,631
	1,030	09/29/22	0.428%(S)	3 Month LIBOR(2)(Q)	—	4,605	4,605
	1,320	03/01/23	1.051%(S)	3 Month LIBOR(2)(Q)	—	22,458	22,458
	1,320	03/01/23	1.055%(S)	3 Month LIBOR(2)(Q)	—	22,564	22,564
	1,320	03/01/23	1.067%(S)	3 Month LIBOR(2)(Q)	—	22,867	22,867
	5,290	03/01/23	1.095%(S)	3 Month LIBOR(2)(Q)	—	94,658	94,658
	1,315	03/02/23	0.878%(S)	3 Month LIBOR(2)(Q)	—	17,810	17,810
	2,630	03/02/23	0.878%(S)	3 Month LIBOR(2)(Q)	—	35,647	35,647
	1,315	03/02/23	0.904%(S)	3 Month LIBOR(2)(Q)	—	18,507	18,507
	9,520	05/28/23	0.280%(S)	3 Month LIBOR(1)(Q)	(2,794)	(13,096)	(10,302)
	1,520	06/02/25	0.358%(S)	3 Month LIBOR(2)(Q)	—	2,989	2,989
	1,720	04/20/27	0.652%(S)	3 Month LIBOR(1)(Q)	—	(9,992)	(9,992)
	1,540	06/20/27	0.652%(S)	3 Month LIBOR(2)(Q)	—	7,085	7,085
	1,540	06/20/27	0.680%(S)	3 Month LIBOR(2)(Q)	—	9,192	9,192
	1,590	02/15/30	0.682%(S)	3 Month LIBOR(2)(Q)	—	8,258	8,258
	550	02/25/30	1.432%(S)	3 Month LIBOR(2)(Q)	—	45,157	45,157
	545	02/26/30	1.319%(S)	3 Month LIBOR(2)(Q)	—	38,636	38,636
	1,090	02/27/30	1.313%(S)	3 Month LIBOR(1)(Q)	—	(76,520)	(76,520)
	540	03/02/30	1.239%(S)	3 Month LIBOR(2)(Q)	—	33,996	33,996
	620	03/11/30	0.501%(S)	3 Month LIBOR(2)(Q)	—	(6,368)	(6,368)
	860	03/25/30	0.706%(S)	3 Month LIBOR(2)(Q)	—	8,380	8,380
	60	05/18/30	0.599%(S)	3 Month LIBOR(2)(Q)	—	(183)	(183)
	2,150	05/28/30	0.697%(S)	3 Month LIBOR(2)(Q)	1,841	14,044	12,203
	780	06/02/30	0.648%(S)	3 Month LIBOR(1)(Q)	—	(1,271)	(1,271)
	690	06/03/30	0.665%(S)	3 Month LIBOR(2)(Q)	—	2,290	2,290
	320	06/16/30	0.703%(S)	3 Month LIBOR(2)(Q)	—	2,184	2,184
	210	06/17/30	0.664%(S)	3 Month LIBOR(2)(Q)	—	633	633
	90	06/23/30	0.702%(S)	3 Month LIBOR(2)(Q)	—	599	599
	220	06/30/30	0.662%(S)	3 Month LIBOR(2)(Q)	—	548	548
	190	07/01/30	0.637%(S)	3 Month LIBOR(2)(Q)	—	(3)	(3)
	500	07/02/30	0.639%(S)	3 Month LIBOR(2)(Q)	—	102	102
	620	07/17/30	0.670%(S)	3 Month LIBOR(1)(Q)	—	(1,814)	(1,814)
	735	09/08/30	1.020%(S)	3 Month LIBOR(2)(Q)	—	26,684	26,684
	1,397	06/03/31	0.761%(S)	3 Month LIBOR(1)(Q)	—	(6,066)	(6,066)
	490	03/08/32	1.110%(S)	3 Month LIBOR(1)(Q)	—	(15,353)	(15,353)
	1,390	05/06/32	0.770%(S)	3 Month LIBOR(1)(Q)	—	4,919	4,919
	1,130	05/09/32	0.790%(S)	3 Month LIBOR(2)(Q)	—	(1,883)	(1,883)
	690	11/15/45	0.920%(S)	3 Month LIBOR(1)(Q)	(331)	(420)	(89)
	90	03/20/50	1.000%(S)	3 Month LIBOR(1)(Q)	—	(2,298)	(2,298)
	30	06/05/50	1.082%(S)	3 Month LIBOR(1)(Q)	—	(1,379)	(1,379)
	280	06/20/52	1.090%(S)	3 Month LIBOR(1)(Q)	—	(9,564)	(9,564)
	280	06/20/52	1.136%(S)	3 Month LIBOR(1)(Q)	—	(13,049)	(13,049)

					$(1,866)	$291,245	$293,111

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$71,862	$(168,942)	$108,989	$(39,768)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$1,188,030	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$35,563,681	$—
Collateralized Loan Obligations	—	22,431,984	—
Consumer Loans	—	13,177,828	—
Equipment	—	1,007,333	—
Home Equity Loans	—	165,654	—
Other	—	2,294,506	—
Residential Mortgage-Backed Securities	—	2,334,580	—
Student Loans	—	19,084,611	—
Commercial Mortgage-Backed Securities	—	76,506,817	—
Corporate Bonds	—	191,906,660	—
Municipal Bonds	—	1,652,359	—
Residential Mortgage-Backed Securities	—	21,377,406	—
Sovereign Bonds	—	8,406,727	—
U.S. Government Agency Obligations	—	53,864,347	—
U.S. Treasury Obligations	—	22,816,296	—
Exchange-Traded Funds	24,231,975	—	—
Affiliated Mutual Funds	29,343,465	—	—
Commercial Paper	—	4,975,566	—
Options Purchased	14,422	832,167	—

Total	$53,589,862	$478,398,522	$—

Liabilities
Options Written	$—	$(2,335,188)	$—

Other Financial Instruments*
Assets
Futures Contracts	$86,452	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	77,750	—
OTC Cross Currency Exchange Contracts	—	2,248	—

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Credit Default Swap Agreements	$—	$98,224	$—
Centrally Cleared Interest Rate Swap Agreements	—	484,221	—

Total	$86,452	$662,443	$—

Liabilities
Futures Contracts	$(356,613)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(338,046)	—
OTC Cross Currency Exchange Contracts	—	(8,990)	—
OTC Credit Default Swap Agreements	—	(126,083)	—
Centrally Cleared Interest Rate Swap Agreements	—	(191,110)	—

Total	$(356,613)	$(664,229)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Commercial Mortgage-Backed Securities	15.2%
U.S. Government Agency Obligations	10.7
Banks	9.3
Automobiles	7.0
Affiliated Mutual Funds (5.1% represents investments purchased with collateral from securities on loan)	5.8
Exchange-Traded Funds	4.8
Residential Mortgage-Backed Securities	4.7
U.S. Treasury Obligations	4.5
Collateralized Loan Obligations	4.4
Student Loans	3.8
Auto Manufacturers	3.1
Pharmaceuticals	3.0
Consumer Loans	2.6
Diversified Financial Services	2.6
Telecommunications	2.0
Pipelines	1.8
Oil & Gas	1.8
Agriculture	1.7
Sovereign Bonds	1.7
Electric	1.6
Semiconductors	1.5
Commercial Paper	1.0
Real Estate Investment Trusts (REITs)	0.8
Chemicals	0.7
Software	0.6
Computers	0.6
Commercial Services	0.6
Healthcare-Services	0.6
Other	0.5
Beverages	0.4
Insurance	0.4
Media	0.4
Trucking & Leasing	0.4
Healthcare-Products	0.4
Transportation	0.3

Municipal Bonds	0.3%
Miscellaneous Manufacturing	0.3
Retail	0.3
Internet	0.3
Lodging	0.2
Foods	0.2
Apparel	0.2
Advertising	0.2
Equipment	0.2
Machinery-Diversified	0.2
Aerospace & Defense	0.2
Options Purchased	0.2
Electrical Components & Equipment	0.2
Mining	0.2
Forest Products & Paper	0.1
Office/Business Equipment	0.1
Building Materials	0.1
Machinery-Construction & Mining	0.1
Water	0.1
Auto Parts & Equipment	0.1
Electronics	0.1
Real Estate	0.1
Packaging & Containers	0.1
Investment Companies	0.0	*
Energy-Alternate Sources	0.0	*
Engineering & Construction	0.0	*
Home Equity Loans	0.0	*
Iron/Steel	0.0	*
Gas	0.0	*
Airlines	0.0	*

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):
Oil & Gas Services	0.0 *%

105.4
Options Written	(0.5)
Liabilities in excess of other assets	(4.9)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$71,862		Premiums received for OTC swap agreements	$168,942
Credit contracts	Unrealized appreciation on OTC swap agreements	108,989		Unrealized depreciation on OTC swap agreements	39,768
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	2,248		Unrealized depreciation on OTC cross currency exchange contracts	8,990
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	77,750		Unrealized depreciation on OTC forward foreign currency exchange contracts	338,046
Interest rate contracts	Due from/to broker-variation margin futures	86,452	*	Due from/to broker-variation margin futures	356,613	*
Interest rate contracts	Due from/to broker-variation margin swaps	484,221	*	Due from/to broker-variation margin swaps	191,110	*
Interest rate contracts	Unaffiliated investments	846,589		Options written outstanding, at value	2,335,188

		$1,678,111			$3,438,657

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(2,181,268)
Foreign exchange contracts	—	—	—	623,368	—
Interest rate contracts	(17,156)	(25,768)	(262,063)	—	(474,274)

Total	$(17,156)	$(25,768)	$(262,063)	$623,368	$(2,655,542)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$16,071
Foreign exchange contracts	—	—	—	707,199	—
Interest rate contracts	38,662	(562,595)	(563,896)	—	419,289

Total	$38,662	$(562,595)	$(563,896)	$707,199	$435,360

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$410,307	$86,631,211	$211,399,985	$92,990,480	$28,391,536

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$72,390,269	$5,527,901	$77,717,131	$8,871,231

	Credit Default Swap Agreements— Sell Protection(2)
	$12,053,087

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$25,490,090	$(25,490,090)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$78,553	$(425,080)	$(346,527)	$346,527	$—
Barclays Bank PLC	—	(539,889)	(539,889)	539,889	—
BNP Paribas S.A.	34,685	(86,541)	(51,856)	—	(51,856)

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$552,748	$(539,221)	$13,527	$—	$13,527
Deutsche Bank AG	52,822	(200,599)	(147,777)	147,777	—
Goldman Sachs International	126,218	(144,616)	(18,398)	18,398	—
HSBC Bank PLC	—	(1,902)	(1,902)	—	(1,902)
JPMorgan Chase Bank, N.A.	188,853	(325,101)	(136,248)	136,248	—
Morgan Stanley & Co. International PLC	2,931	(360,976)	(358,045)	358,045	—
Standard Chartered PLC	3,617	(6,982)	(3,365)	—	(3,365)
UBS AG	52,589	(260,027)	(207,438)	—	(207,438)

	$1,093,016	$(2,890,934)	$(1,797,918)	$1,546,884	$(251,034)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST BLACKROCK LOW DURATION BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of
$25,490,090:
Unaffiliated investments (cost $495,141,033)	$502,644,919
Affiliated investments (cost $29,343,522)	29,343,465
Foreign currency, at value (cost $862,629)	854,378
Receivable for investments sold	9,586,218
Receivable for Portfolio shares sold	9,175,623
Dividends and interest receivable	2,129,802
Deposit with broker for centrally cleared/exchange-traded derivatives	1,188,030
Unrealized appreciation on OTC swap agreements	108,989
Unrealized appreciation on OTC forward foreign currency exchange contracts	77,750
Premiums paid for OTC swap agreements	71,862
Due from broker-variation margin futures	45,595
Unrealized appreciation on OTC cross currency exchange contracts	2,248
Due from broker-variation margin swaps	2,229
Prepaid expenses and other assets	2,699

Total Assets	555,233,807

LIABILITIES
Payable to broker for collateral for securities on loan	25,995,422
Payable for investments purchased	21,254,099
Options written outstanding, at value (proceeds received $1,772,593)	2,335,188
Unrealized depreciation on OTC forward foreign currency exchange contracts	338,046
Premiums received for OTC swap agreements	168,942
Accrued expenses and other liabilities	107,641
Management fee payable	90,828
Unrealized depreciation on OTC swap agreements	39,768
Distribution fee payable	20,367
Unrealized depreciation on OTC cross currency exchange contracts	8,990
Affiliated transfer agent fee payable	378
Payable for Portfolio shares repurchased	149

Total Liabilities	50,359,818

NET ASSETS	$504,873,989

Net assets were comprised of:
Partners’ Equity	$504,873,989

Net asset value and redemption price per share,
$504,873,989 / 44,363,646 outstanding shares of beneficial interest	$11.38

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$5,454,123
Unaffiliated dividend income	73,904
Affiliated dividend income	73,091
Income from securities lending, net (including affiliated income of $23,132)	23,886

Total income	5,625,004

EXPENSES
Management fee	1,167,391
Distribution fee	609,774
Custodian and accounting fees	82,139
Audit fee	31,726
Shareholders’ reports	9,399
Trustees’ fees	7,816
Legal fees and expenses	6,779
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,458
Miscellaneous	19,003

Total expenses	1,937,485
Less: Fee waiver and/or expense reimbursement	(139,029)

Net expenses	1,798,456

NET INVESTMENT INCOME (LOSS)	3,826,548

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,063))	(1,339,485)
Futures transactions	(262,063)
Forward and cross currency contract transactions	623,368
Options written transactions	(25,768)
Swap agreements transactions	(2,655,542)
Foreign currency transactions	(685,074)

(4,344,564)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(402))	3,490,441
Futures	(563,896)
Forward and cross currency contracts	707,199
Options written	(562,595)
Swap agreements	435,360
Foreign currencies	(20,904)

3,485,605

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(858,959)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,967,589

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$3,826,548	$11,277,119
Net realized gain (loss) on investment and foreign currency transactions	(4,344,564)	2,521,221
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,485,605	9,541,745

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,967,589	23,340,085

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [8,974,326 and 7,685,226 shares, respectively]	100,152,369	85,195,027
Portfolio shares repurchased [10,227,087 and 20,728,975 shares, respectively]	(114,519,677)	(227,153,947)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(14,367,308)	(141,958,920)

CAPITAL CONTRIBUTIONS	—	359

TOTAL INCREASE (DECREASE)	(11,399,719)	(118,618,476)
NET ASSETS:
Beginning of period	516,273,708	634,892,184

End of period	$504,873,989	$516,273,708

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST MFS GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.6%
COMMON STOCKS — 68.0%
Aerospace & Defense — 0.7%
Huntington Ingalls Industries, Inc.	2,051	$357,879
Kratos Defense & Security Solutions, Inc.*	21,030	328,699
L3Harris Technologies, Inc.	7,028	1,192,441
Lockheed Martin Corp.	2,880	1,050,970
Northrop Grumman Corp.	7,544	2,319,327
PAE, Inc.*(a)	43,251	413,479
Raytheon Technologies Corp.	9,968	614,228

		6,277,023

Airlines — 0.1%
Alaska Air Group, Inc.	7,906	286,671
Delta Air Lines, Inc.	7,052	197,809
Ryanair Holdings PLC (Ireland), ADR*	7,092	470,483

		954,963

Auto Components — 0.2%
Aptiv PLC	2,792	217,553
Hella GmbH & Co. KGaA (Germany)	2,536	104,207
Koito Manufacturing Co. Ltd. (Japan)	21,800	877,421
Lear Corp.	4,500	490,590
Stoneridge, Inc.*	5,111	105,593
Visteon Corp.*	4,029	275,987

		2,071,351

Automobiles — 0.1%
Hero MotoCorp Ltd. (India)	9,927	334,065
Mahindra & Mahindra Ltd. (India)	47,501	320,450

		654,515

Banks — 3.0%
Absa Group Ltd. (South Africa)	70,307	348,459
Abu Dhabi Commercial Bank PJSC
(United Arab Emirates)	81,234	109,747
AIB Group PLC (Ireland)*	329,962	418,917
Banco Bradesco SA (Brazil), ADR	66,195	252,203
Banco de Chile (Chile)	2,489,879	219,767
Bank Central Asia Tbk PT (Indonesia)	251,500	502,184
Bank of America Corp.	15,148	359,765
Bank of Hawaii Corp.	4,341	266,581
Bank OZK	3,955	92,824
BNP Paribas SA (France)*	45,683	1,826,462
Brookline Bancorp, Inc.	22,606	227,868
Cathay General Bancorp.	11,797	310,261
China Construction Bank Corp. (China) (Class H Stock)	986,000	800,137
Citigroup, Inc.	35,539	1,816,043
Comerica, Inc.	9,691	369,227
Credicorp Ltd. (Peru)	1,629	217,748
Cullen/Frost Bankers, Inc.(a)	4,700	351,137
E.Sun Financial Holding Co. Ltd. (Taiwan)	599,612	563,940
First Hawaiian, Inc.	16,838	290,287
First Republic Bank	3,089	327,403
Grupo Financiero Inbursa SAB de CV
(Mexico) (Class O Stock)*	198,798	138,128
Hanmi Financial Corp.	14,355	139,387

	Shares	Value
COMMON STOCKS (continued)
Banks (cont’d.)
HDFC Bank Ltd. (India)	71,491	$1,004,859
JPMorgan Chase & Co.	37,022	3,482,289
KBC Group NV (Belgium)	24,807	1,433,850
KeyCorp.	43,580	530,804
Komercni banka A/S (Czech Republic)*	9,980	232,928
Lakeland Financial Corp.(a)	8,589	400,161
M&T Bank Corp.	4,006	416,504
Metropolitan Bank & Trust Co. (Philippines)	469,065	350,797
Mitsubishi UFJ Financial Group, Inc. (Japan)	289,900	1,136,723
PNC Financial Services Group, Inc. (The)	9,275	975,823
Prosperity Bancshares, Inc.(a)	15,714	933,097
Public Bank Bhd (Malaysia)	109,000	420,175
Sandy Spring Bancorp, Inc.	4,368	108,239
Sberbank of Russia PJSC (Russia)*	161,321	459,700
Signature Bank	10,593	1,132,604
SVB Financial Group*	2,220	478,477
TCF Financial Corp.	11,089	326,238
Truist Financial Corp.	52,019	1,953,313
U.S. Bancorp	38,990	1,435,612
UMB Financial Corp.	6,904	355,901
Umpqua Holdings Corp.	26,794	285,088
Wintrust Financial Corp.	18,865	822,891

		28,624,548

Beverages — 0.7%
Ambev SA (Brazil), ADR(a)	152,460	402,495
China Resources Beer Holdings Co. Ltd. (China)	98,000	547,857
Coca-Cola European Partners PLC (United Kingdom)	13,200	498,432
Constellation Brands, Inc. (Class A Stock)	1,012	177,049
Diageo PLC (United Kingdom)	88,149	2,933,001
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	3,000	621,289
Molson Coors Beverage Co. (Class B Stock)(a)	5,560	191,042
PepsiCo, Inc.	7,726	1,021,841

		6,393,006

Biotechnology — 0.5%
Aimmune Therapeutics, Inc.*(a)	3,800	63,498
Alnylam Pharmaceuticals, Inc.*	4,782	708,262
Amicus Therapeutics, Inc.*	19,291	290,908
Bioxcel Therapeutics, Inc.*	2,979	157,917
Bridgebio Pharma, Inc.*(a)	4,263	139,016
Exelixis, Inc.*	15,736	373,573
Immunomedics, Inc.*(a)	4,800	170,112
MorphoSys AG (Germany), ADR*(a)	5,487	173,773
Neurocrine Biosciences, Inc.*	1,153	140,666
Orchard Therapeutics PLC (United Kingdom), ADR*	5,052	30,312
Principia Biopharma, Inc.*	1,955	116,889
Seattle Genetics, Inc.*	6,256	1,063,020
SpringWorks Therapeutics, Inc.*(a)	4,856	203,952
Twist Bioscience Corp.*(a)	5,165	233,975

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	4,197	$1,218,431

		5,084,304

Building Products — 1.1%
AZEK Co., Inc. (The)*	14,329	456,522
Carrier Global Corp.	7,344	163,184
Daikin Industries Ltd. (Japan)	14,100	2,269,961
Fortune Brands Home & Security, Inc.	7,241	462,917
Johnson Controls International PLC	26,728	912,494
Lennox International, Inc.(a)	3,489	812,902
Masco Corp.	38,583	1,937,252
Owens Corning	15,317	854,076
TOTO Ltd. (Japan)	26,300	1,010,555
Trane Technologies PLC(a)	9,024	802,955
Trex Co., Inc.*(a)	2,330	303,063

		9,985,881

Capital Markets — 2.8%
Apollo Global Management, Inc.	27,172	1,356,426
B3 SA - Brasil Bolsa Balcao (Brazil)	26,900	275,475
BlackRock, Inc.	2,082	1,132,795
Charles Schwab Corp. (The)	12,155	410,110
E*TRADE Financial Corp.	7,241	360,095
Euronext NV (Netherlands), 144A	20,157	2,038,997
Goldman Sachs Group, Inc. (The)	9,849	1,946,359
Hamilton Lane, Inc. (Class A Stock)	5,250	353,693
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	30,800	1,317,592
Intercontinental Exchange, Inc.	6,615	605,934
Julius Baer Group Ltd. (Switzerland)	29,019	1,228,180
Macquarie Group Ltd. (Australia)	9,615	797,957
Moody’s Corp.	2,081	571,713
Moscow Exchange MICEX-RTS PJSC (Russia)	360,989	569,147
MSCI, Inc.	10,130	3,381,597
Nasdaq, Inc.	36,646	4,378,098
Northern Trust Corp.	11,238	891,623
Raymond James Financial, Inc.	7,935	546,166
State Street Corp.	17,479	1,110,790
T. Rowe Price Group, Inc.	4,215	520,552
TMX Group Ltd. (Canada)	3,443	340,420
Tradeweb Markets, Inc. (Class A Stock)(a)	8,583	499,016
UBS Group AG (Switzerland)	144,741	1,685,735
WisdomTree Investments, Inc.	52,964	183,785

		26,502,255

Chemicals — 2.5%
Air Products & Chemicals, Inc.	475	114,694
Akzo Nobel NV (Netherlands)	15,402	1,390,441
Axalta Coating Systems Ltd.*	51,233	1,155,304
Celanese Corp.	5,103	440,593
Chr Hansen Holding A/S (Denmark)	5,597	578,066
Corteva, Inc.	21,325	571,297
Croda International PLC (United
Kingdom)	21,972	1,434,730
DuPont de Nemours, Inc.	30,561	1,623,706
Eastman Chemical Co.	12,376	861,865

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Element Solutions, Inc.*	36,025	$390,871
Ferro Corp.*	43,297	516,966
FMC Corp.	9,873	983,548
Ingevity Corp.*	6,904	362,943
Kansai Paint Co. Ltd. (Japan)	26,800	565,359
Linde PLC (United Kingdom)	13,800	2,933,709
Nitto Denko Corp. (Japan)	17,400	985,964
PPG Industries, Inc.	16,369	1,736,096
PTT Global Chemical PCL (Thailand)	198,700	302,349
RPM International, Inc.	2,365	177,517
Scotts Miracle-Gro Co. (The)	6,693	900,008
Sherwin-Williams Co. (The)	4,463	2,578,945
Sika AG (Switzerland)	6,791	1,314,562
Symrise AG (Germany)	13,776	1,605,096

		23,524,629

Commercial Services & Supplies — 0.5%
Boyd Group Services, Inc. (Canada)	1,596	237,554
Brambles Ltd. (Australia)	146,534	1,110,294
BrightView Holdings, Inc.*	11,702	131,062
Casella Waste Systems, Inc. (Class A Stock)*	6,624	345,243
Copart, Inc.*	16,666	1,387,778
Republic Services, Inc.	6,069	497,961
Ritchie Bros. Auctioneers, Inc. (Canada)	18,839	766,965
Ritchie Bros. Auctioneers, Inc. (Canada), (NYSE)	3,976	162,420
US Ecology, Inc.	5,929	200,875

		4,840,152

Communications Equipment — 0.1%
Motorola Solutions, Inc.	4,676	655,248
VTech Holdings Ltd. (Hong Kong)	50,900	306,127

		961,375

Construction & Engineering — 0.1%
Construction Partners, Inc. (Class A Stock)*	10,976	194,934
Quanta Services, Inc.	25,349	994,441

		1,189,375

Construction Materials — 0.3%
Summit Materials, Inc. (Class A Stock)*(a)	28,322	455,418
Vulcan Materials Co.	23,402	2,711,121

		3,166,539

Consumer Finance — 0.2%
American Express Co.	7,916	753,603
Discover Financial Services	9,389	470,295
Encore Capital Group, Inc.*(a)	8,286	283,215
SLM Corp.(a)	53,718	377,638

		1,884,751

Containers & Packaging — 0.3%
Berry Global Group, Inc.*	18,558	822,490
Graphic Packaging Holding Co.(a)	82,318	1,151,629

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging (cont’d.)
Silgan Holdings, Inc.	7,079	$229,289
Westrock Co.	17,023	481,070

		2,684,478

Distributors — 0.2%
Funko, Inc. (Class A Stock)*(a)	10,299	59,734
LKQ Corp.*	36,900	966,780
Pool Corp.	2,612	710,125

		1,736,639

Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.*	18,834	2,207,345
Grand Canyon Education, Inc.*	7,659	693,369
Regis Corp.*(a)	15,314	125,269

		3,025,983

Diversified Financial Services — 0.1%
Element Fleet Management Corp. (Canada)	90,530	675,507
Equitable Holdings, Inc.	34,879	672,816

		1,348,323

Diversified Telecommunication Services — 0.3%
Helios Towers PLC (Tanzania)*	455,203	841,747
Hellenic Telecommunications Organization SA (Greece)	88,746	1,200,074
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	852,400	182,293
Verizon Communications, Inc.	7,643	421,359

		2,645,473

Electric Utilities — 1.4%
American Electric Power Co., Inc.	8,995	716,362
CESC Ltd. (India)	42,501	348,840
CLP Holdings Ltd. (Hong Kong)	84,000	822,567
Duke Energy Corp.(a)	28,155	2,249,303
Edison International	5,843	317,333
Eversource Energy	11,122	926,129
FirstEnergy Corp.	48,070	1,864,154
Iberdrola SA (Spain)	132,419	1,539,179
NextEra Energy, Inc.	1,017	244,253
Orsted A/S (Denmark), 144A	5,419	629,647
PG&E Corp.*	57,741	512,163
Pinnacle West Capital Corp.(a)	11,869	869,879
Portland General Electric Co.	8,695	363,538
Southern Co. (The)	31,933	1,655,726
Xcel Energy, Inc.	8,879	554,937

		13,614,010

Electrical Equipment — 1.2%
AMETEK, Inc.	23,306	2,082,857
Eaton Corp. PLC	22,721	1,987,633
Generac Holdings, Inc.*	3,889	474,186
Legrand SA (France)	18,907	1,445,632
LS Electric Co. Ltd. (South Korea)	6,041	241,640
Melrose Industries PLC (United Kingdom)	241,032	344,114
Regal Beloit Corp.	9,365	817,752

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (cont’d.)
Schneider Electric SE (France)	27,816	$3,113,168
Sensata Technologies Holding PLC*	21,703	808,003

		11,314,985

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	6,017	576,489
Corning, Inc.	15,806	409,375
Hitachi Ltd. (Japan)	42,440	1,348,198
Kyocera Corp. (Japan)	18,600	1,012,406
Littelfuse, Inc.	4,966	847,349
Methode Electronics, Inc.	5,505	172,086
nLight, Inc.*	6,359	141,551
Plexus Corp.*	5,611	395,912
TE Connectivity Ltd.	7,011	571,747
Zebra Technologies Corp. (Class A Stock)*	3,041	778,344

		6,253,457

Energy Equipment & Services — 0.1%
ChampionX Corp.*	10,255	100,089
Core Laboratories NV	1,305	26,518
Frank’s International NV*	58,614	130,709
Halliburton Co.	18,383	238,611
Lamprell PLC (United Arab Emirates)*	173,600	42,920
Patterson-UTI Energy, Inc.(a)	30,114	104,496

		643,343

Entertainment — 1.2%
Activision Blizzard, Inc.	13,518	1,026,016
CTS Eventim AG & Co. KGaA (Germany)*	4,395	183,938
Electronic Arts, Inc.*	22,893	3,023,021
IMAX Corp.*	17,388	194,920
Manchester United PLC (United Kingdom) (Class A Stock)(a)	18,740	296,654
NetEase, Inc. (China), ADR	4,551	1,954,108
Netflix, Inc.*	4,104	1,867,484
Spotify Technology SA*	1,452	374,892
Take-Two Interactive Software, Inc.*	16,649	2,323,701
Warner Music Group Corp. (Class A Stock)*(a)	8,832	260,544

		11,505,278

Equity Real Estate Investment Trusts (REITs) — 5.4%
Advance Residence Investment Corp. (Japan)	287	854,937
Alexandria Real Estate Equities, Inc.	6,009	974,960
American Homes 4 Rent (Class A Stock)(a)	43,252	1,163,479
American Tower Corp.	10,013	2,588,761
AvalonBay Communities, Inc.	5,643	872,634
Big Yellow Group PLC (United Kingdom)	70,540	881,309
Boardwalk Real Estate Investment Trust (Canada)	32,847	718,831
Brixmor Property Group, Inc.	102,672	1,316,255
CoreSite Realty Corp.	15,792	1,911,779
Corporate Office Properties Trust	34,411	871,975

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Embassy Office Parks REIT (India)	119,400	$543,199
Empire State Realty Trust, Inc. (Class A Stock)	71,390	499,730
EPR Properties	15,652	518,551
Equinix, Inc.	2,942	2,066,167
Equity LifeStyle Properties, Inc.	14,649	915,270
Extra Space Storage, Inc.	3,263	301,403
Farmland Partners, Inc.(a)	24,972	171,058
Goodman Group (Australia)	139,834	1,445,192
Granite Real Estate Investment Trust (Canada)	11,178	576,849
Host Hotels & Resorts, Inc.(a)	52,787	569,572
Industrial Logistics Properties Trust(a)	51,519	1,058,715
Japan Logistics Fund, Inc. (Japan)	392	1,070,478
Kenedix Office Investment Corp. (Japan)	144	805,298
Lexington Realty Trust	22,424	236,573
Life Storage, Inc.	11,363	1,078,917
Link REIT (Hong Kong)	191,500	1,567,052
LondonMetric Property PLC (United Kingdom)	96,747	253,375
Mapletree Logistics Trust (Singapore)	793,500	1,113,280
Medical Properties Trust, Inc.	61,898	1,163,682
Mid-America Apartment Communities, Inc.	14,345	1,644,941
National Storage REIT (Australia)	1,034,513	1,325,080
Office Properties Income Trust(a)	10,962	284,683
Prologis, Inc.	27,832	2,597,561
Public Storage	11,550	2,216,329
QTS Realty Trust, Inc. (Class A Stock)(a)	18,980	1,216,428
Rayonier, Inc.(a)	18,653	462,408
SBA Communications Corp.	6,291	1,874,215
Shaftesbury PLC (United Kingdom)	76,912	503,933
Spirit Realty Capital, Inc.(a)	12,699	442,687
STAG Industrial, Inc.	53,749	1,575,921
STORE Capital Corp.(a)	46,392	1,104,594
Sun Communities, Inc.	11,696	1,586,913
UNITE Group PLC (The) (United Kingdom)	65,343	761,604
Urban Edge Properties	86,962	1,032,239
VICI Properties, Inc.(a)	80,464	1,624,568
Warehouses De Pauw CVA (Belgium)	32,306	886,072
Welltower, Inc.	21,222	1,098,238
WP Carey, Inc.	20,245	1,369,574

		51,717,269

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc. (Class A Stock)*	25,313	399,186
BIM Birlesik Magazalar A/S (Turkey)	34,145	339,681
BJ’s Wholesale Club Holdings, Inc.*(a)	15,202	566,578
Costco Wholesale Corp.	378	114,613
Grocery Outlet Holding Corp.*(a)	11,152	455,002
Kroger Co. (The)	21,767	736,813
Sugi Holdings Co. Ltd. (Japan)	3,900	263,867
Wal-Mart de Mexico SAB de CV (Mexico)	77,392	185,092

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Walmart, Inc.	4,008	$480,078

		3,540,910

Food Products — 1.5%
Archer-Daniels-Midland Co.	29,921	1,193,848
AVI Ltd. (South Africa)	40,392	164,165
Danone SA (France)*(a)	26,203	1,818,020
Gruma SAB de CV (Mexico) (Class B Stock)	5,243	56,831
Hostess Brands, Inc.*(a)	25,855	315,948
Ingredion, Inc.	6,093	505,719
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	128,600	566,892
J.M. Smucker Co. (The)(a)	8,311	879,387
Kellogg Co.	8,673	572,938
Lamb Weston Holdings, Inc.(a)	2,435	155,670
Mondelez International, Inc. (Class A Stock)	6,775	346,406
Nestle SA (Switzerland)	52,318	5,802,219
Nomad Foods Ltd. (United Kingdom)*	13,986	300,000
Orion Corp. (South Korea)	7,063	787,672
Sanderson Farms, Inc.	4,753	550,825
Tata Consumer Products Ltd. (India)	36,255	185,466
Tingyi Cayman Islands Holding Corp. (China)	294,000	459,972

		14,661,978

Gas Utilities — 0.2%
APA Group (Australia)	74,188	574,961
Atmos Energy Corp.	4,071	405,390
China Resources Gas Group Ltd. (China)	100,000	488,766
New Jersey Resources Corp.(a)	10,691	349,061
South Jersey Industries, Inc.(a)	14,665	366,478

		2,184,656

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	24,210	2,213,520
Align Technology, Inc.*	635	174,270
Becton, Dickinson & Co.	4,040	966,651
Boston Scientific Corp.*	68,557	2,407,036
Cooper Cos., Inc. (The)	1,518	430,566
CryoPort, Inc.*(a)	7,391	223,578
Danaher Corp.	22,554	3,988,224
DexCom, Inc.*	2,522	1,022,419
Edwards Lifesciences Corp.*	7,681	530,834
Envista Holdings Corp.*	5,292	111,608
IDEXX Laboratories, Inc.*	1,666	550,047
Inari Medical, Inc.*	647	31,341
iRhythm Technologies, Inc.*(a)	1,975	228,883
Masimo Corp.*	7,316	1,667,975
Medtronic PLC	33,709	3,091,115
Merit Medical Systems, Inc.*	6,405	292,388
Nevro Corp.*	1,405	167,855
OrthoPediatrics Corp.*(a)	5,687	248,863
Quidel Corp.*	1,776	397,362
Silk Road Medical, Inc.*(a)	4,609	193,071
STERIS PLC	15,044	2,308,351

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Terumo Corp. (Japan)	42,100	$1,597,782
West Pharmaceutical Services, Inc.	3,289	747,162
Zimmer Biomet Holdings, Inc.	7,073	844,233

		24,435,134

Health Care Providers & Services — 1.0%
AmerisourceBergen Corp.	5,135	517,454
Cigna Corp.	13,307	2,497,058
Guardant Health, Inc.*	7,243	587,625
HealthEquity, Inc.*(a)	2,033	119,276
Humana, Inc.	797	309,037
Laboratory Corp. of America Holdings*	3,353	556,967
McKesson Corp.	7,169	1,099,868
Premier, Inc. (Class A Stock)*	24,331	834,067
Quest Diagnostics, Inc.	8,390	956,124
Sonic Healthcare Ltd. (Australia)	38,870	822,022
UnitedHealth Group, Inc.	1,689	498,171
Universal Health Services, Inc. (Class B Stock)	5,823	540,898

		9,338,567

Health Care Technology — 0.2%
Change Healthcare, Inc.*	30,175	337,960
Health Catalyst, Inc.*(a)	8,146	237,619
HMS Holdings Corp.*	5,844	189,287
Inspire Medical Systems, Inc.*	1,250	108,775
Livongo Health, Inc.*(a)	9,487	713,327
Schrodinger, Inc.*(a)	1,615	147,886
Teladoc Health, Inc.*	743	141,794

		1,876,648

Hotels, Restaurants & Leisure — 1.0%
Chipotle Mexican Grill, Inc.*	1,833	1,928,976
Domino’s Pizza, Inc.	1,951	720,777
DraftKings, Inc. (Class A Stock)*(a)	9,362	311,380
Dunkin’ Brands Group, Inc.(a)	8,864	578,199
Flutter Entertainment PLC (Ireland)	3,601	473,681
Genting Bhd (Malaysia)	408,700	395,872
Kangwon Land, Inc. (South Korea)	12,247	220,230
Marriott International, Inc. (Class A Stock)	3,678	315,315
Planet Fitness, Inc. (Class A Stock)*	3,205	194,127
Six Flags Entertainment Corp.(a)	13,957	268,114
Starbucks Corp.	7,284	536,030
Texas Roadhouse, Inc.(a)	1,975	103,826
Vail Resorts, Inc.	1,316	239,709
Wendy’s Co. (The)	19,937	434,228
Wyndham Hotels & Resorts, Inc.	15,295	651,873
Yum China Holdings, Inc. (China)(a)	37,376	1,796,664

		9,169,001

Household Durables — 0.3%
D.R. Horton, Inc.	2,981	165,297
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	41,100	329,910
Newell Brands, Inc.	37,415	594,150
Toll Brothers, Inc.	30,905	1,007,194

	Shares	Value
COMMON STOCKS (continued)
Household Durables (cont’d.)
Whirlpool Corp.(a)	4,414	$571,745

		2,668,296

Household Products — 0.6%
Colgate-Palmolive Co.	23,502	1,721,757
Energizer Holdings, Inc.(a)	16,805	798,069
Kimberly-Clark Corp.	6,080	859,408
Reckitt Benckiser Group PLC (United Kingdom)	22,735	2,092,677
Reynolds Consumer Products, Inc.	14,786	513,666

		5,985,577

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	41,517	601,581
NTPC Ltd. (India)	367,878	466,338

		1,067,919

Industrial Conglomerates — 0.6%
Honeywell International, Inc.	17,549	2,537,410
Jardine Strategic Holdings Ltd. (Hong Kong)	20,400	442,594
Roper Technologies, Inc.	7,221	2,803,625

		5,783,629

Insurance — 2.8%
AIA Group Ltd. (Hong Kong)	353,200	3,301,733
Aon PLC (Class A Stock)	31,927	6,149,140
Arthur J Gallagher & Co.	24,730	2,410,928
Assurant, Inc.	6,500	671,385
Athene Holding Ltd. (Class A Stock)*	13,966	435,599
Chubb Ltd.	17,371	2,199,516
Cincinnati Financial Corp.	9,191	588,500
CNO Financial Group, Inc.(a)	16,545	257,606
Everest Re Group Ltd.	3,941	812,634
Hanover Insurance Group, Inc. (The)	4,782	484,560
Hartford Financial Services Group, Inc. (The)	20,147	776,667
Hiscox Ltd. (United Kingdom)	77,649	763,832
Marsh & McLennan Cos., Inc.	17,198	1,846,549
Reinsurance Group of America, Inc.	7,659	600,772
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,156	607,285
Selectquote, Inc.*(a)	10,114	256,188
Third Point Reinsurance Ltd. (Bermuda)*	27,458	206,210
Travelers Cos., Inc. (The)(a)	14,043	1,601,604
Willis Towers Watson PLC	4,251	837,234
Zurich Insurance Group AG (Switzerland)	3,864	1,368,608

		26,176,550

Interactive Media & Services — 2.3%
Alphabet, Inc. (Class A Stock)*	3,873	5,492,108
Alphabet, Inc. (Class C Stock)*	904	1,277,903
Baidu, Inc. (China), ADR*	5,964	715,024
carsales.com Ltd. (Australia)	17,197	213,119
Facebook, Inc. (Class A Stock)*	16,925	3,843,160
IAC/InterActiveCorp*	3,821	1,235,711

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Match Group, Inc.*(a)	9,272	$992,568
NAVER Corp. (South Korea)	10,811	2,419,165
Scout24 AG (Germany), 144A	10,676	832,476
SEEK Ltd. (Australia)	21,601	328,624
Tencent Holdings Ltd. (China)	68,700	4,429,882

		21,779,740

Internet & Direct Marketing Retail — 1.4%
Alibaba Group Holding Ltd. (China), ADR*	11,150	2,405,055
Amazon.com, Inc.*	3,738	10,312,469
Chewy, Inc. (Class A Stock)*(a)	9,955	444,889
MakeMyTrip Ltd. (India)*	32,285	494,607
Stamps.com, Inc.*	680	124,909

		13,781,929

IT Services — 4.5%
Accenture PLC (Class A Stock)	13,549	2,909,241
Amadeus IT Group SA (Spain)	18,331	958,833
Amdocs Ltd.(a)	13,118	798,624
Black Knight, Inc.*	19,270	1,398,231
CACI International, Inc. (Class A Stock)*	3,165	686,425
EPAM Systems, Inc.*	4,964	1,250,978
Evo Payments, Inc. (Class A Stock)*	9,985	227,958
ExlService Holdings, Inc.*	5,716	362,394
Fidelity National Information Services, Inc.	37,348	5,007,993
Fiserv, Inc.*	43,102	4,207,617
Fujitsu Ltd. (Japan)	6,200	726,387
Global Payments, Inc.	28,653	4,860,122
KBR, Inc.	60,270	1,359,089
Leidos Holdings, Inc.	8,499	796,101
Mastercard, Inc. (Class A Stock)	11,452	3,386,356
Nomura Research Institute Ltd. (Japan)	37,400	1,021,171
Okta, Inc.*	3,943	789,507
PayPal Holdings, Inc.*	11,713	2,040,756
Shopify, Inc. (Canada) (Class A Stock)*	527	500,228
Square, Inc. (Class A Stock)*	14,155	1,485,426
Tata Consultancy Services Ltd. (India)	29,469	809,866
Visa, Inc. (Class A Stock)(a)	28,420	5,489,891
Wix.com Ltd. (Israel)*	2,941	753,543
WNS Holdings Ltd. (India), ADR*	10,947	601,866

		42,428,603

Leisure Products — 0.2%
Brunswick Corp.	13,463	861,767
Malibu Boats, Inc. (Class A Stock)*	4,863	252,633
Mattel, Inc.*	8,395	81,180
Peloton Interactive, Inc. (Class A Stock)*	8,111	468,572
Thule Group AB (Sweden), 144A	5,706	145,065
Yamaha Corp. (Japan)	6,900	324,959

		2,134,176

Life Sciences Tools & Services — 1.6%
10X Genomics, Inc. (Class A Stock)*	1,345	120,122
Adaptive Biotechnologies Corp.*	17,098	827,201

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (cont’d.)
Agilent Technologies, Inc.	5,322	$470,305
Bio-Techne Corp.	5,318	1,404,324
Charles River Laboratories International, Inc.*	6,373	1,111,133
Gerresheimer AG (Germany)	4,383	406,018
ICON PLC (Ireland)*	9,779	1,647,370
Illumina, Inc.*	2,961	1,096,606
Mettler-Toledo International, Inc.*	496	399,553
PerkinElmer, Inc.	26,395	2,589,086
PRA Health Sciences, Inc.*	14,747	1,434,736
Thermo Fisher Scientific, Inc.	10,164	3,682,824

		15,189,278

Machinery — 1.4%
AGCO Corp.	14,730	816,926
Doosan Bobcat, Inc. (South Korea)	12,142	267,542
Enerpac Tool Group Corp.	7,873	138,565
GEA Group AG (Germany)	27,611	878,413
Haitian International Holdings Ltd. (China)	138,000	283,249
IDEX Corp.	1,141	180,324
Illinois Tool Works, Inc.	9,764	1,707,235
Ingersoll Rand, Inc.*	19,169	539,032
ITT, Inc.	10,734	630,515
Kennametal, Inc.	9,095	261,118
Kubota Corp. (Japan)	93,800	1,400,911
Otis Worldwide Corp.	7,947	451,866
Schindler Holding AG (Switzerland), (Part. Cert.)	5,433	1,293,305
SMC Corp. (Japan)	900	461,076
Stanley Black & Decker, Inc.	13,828	1,927,347
Techtronic Industries Co. Ltd. (Hong Kong)	229,500	2,264,101
TriMas Corp.*	11,071	265,151

		13,766,676

Media — 0.6%
Altice USA, Inc. (Class A Stock)*	17,008	383,360
Charter Communications, Inc. (Class A Stock)*	3,578	1,824,923
Comcast Corp. (Class A Stock)	80,381	3,133,251
Liberty Broadband Corp. (Class C Stock)*	3,584	444,273

		5,785,807

Metals & Mining — 0.1%
Compass Minerals International, Inc.(a)	5,290	257,888
Ferroglobe PLC*	26,716	13,249
Lundin Mining Corp. (Chile)	49,076	263,165
Vale SA (Brazil), ADR(a)	21,156	218,118

		752,420

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	29,389	192,792
Invesco Mortgage Capital, Inc.(a)	16,082	60,147
Two Harbors Investment Corp.(a)	26,636	134,245

		387,184

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multiline Retail — 0.3%
Dollar General Corp.	6,126	$1,167,064
Dollar Tree, Inc.*	7,476	692,876
Ollie’s Bargain Outlet Holdings, Inc.*(a)	3,792	370,289
Target Corp	3,287	394,210

		2,624,439

Multi-Utilities — 0.6%
Black Hills Corp.(a)	6,033	341,830
CenterPoint Energy, Inc.	36,451	680,540
CMS Energy Corp.	17,945	1,048,347
Dominion Energy, Inc.	12,556	1,019,296
E.ON SE (Germany)	44,647	504,883
NiSource, Inc.	17,895	406,932
Public Service Enterprise Group, Inc.	17,237	847,371
Sempra Energy	6,406	750,975

		5,600,174

Oil, Gas & Consumable Fuels — 1.4%
BP PLC (United Kingdom)	282,565	1,084,199
BP PLC (United Kingdom), ADR(a)	11,730	273,544
Cabot Oil & Gas Corp.	24,279	417,113
Cairn Energy PLC (United Kingdom)*	267,298	390,589
Chevron Corp.	6,102	544,481
ConocoPhillips	21,442	900,993
Diamondback Energy, Inc.	4,268	178,488
Eni SpA (Italy)	66,860	642,155
Enterprise Products Partners LP	7,792	141,581
EOG Resources, Inc.	9,090	460,499
Equitrans Midstream Corp.	16,340	135,785
Galp Energia SGPS SA (Portugal)	70,530	821,518
Hess Corp.	9,972	516,649
Idemitsu Kosan Co. Ltd. (Japan)	26,900	572,477
LUKOIL PJSC (Russia), ADR	8,796	660,274
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	31,920	193,435
Oil Search Ltd. (Australia)	175,068	388,488
Parsley Energy, Inc. (Class A Stock)	30,736	328,260
Petroleo Brasileiro SA (Brazil), ADR(a)	27,107	224,175
Pioneer Natural Resources Co.	9,866	963,908
Plains GP Holdings LP (Class A Stock)*	57,601	512,649
StealthGas, Inc. (Greece)*	16,749	46,562
Suncor Energy, Inc. (Canada)	28,898	487,239
Targa Resources Corp.(a)	11,772	236,264
TC Energy Corp. (Canada)	12,363	528,178
United Tractors Tbk PT (Indonesia)	392,100	455,907
Valero Energy Corp.	9,529	560,496
WPX Energy, Inc.*	85,204	543,602

		13,209,508

Paper & Forest Products — 0.0%
Suzano SA (Brazil)*	30,900	210,125

Personal Products — 0.2%
Dabur India Ltd. (India)	16,723	103,109
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,450	650,946

	Shares	Value
COMMON STOCKS (continued)
Personal Products (cont’d.)
Kao Corp. (Japan)	16,000	$1,267,384

		2,021,439

Pharmaceuticals — 2.7%
Bayer AG (Germany)	24,177	1,800,688
Collegium Pharmaceutical, Inc.*	5,857	102,498
Elanco Animal Health, Inc.*	17,634	378,249
Eli Lilly & Co.	5,408	887,885
Genomma Lab Internacional SAB de CV (Mexico) (Class B Stock)*	259,535	267,163
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	1,689	207,274
Johnson & Johnson	31,271	4,397,641
Kyowa Kirin Co. Ltd. (Japan)	50,300	1,320,524
Merck & Co., Inc.	30,751	2,377,975
Mylan NV*	13,824	222,290
Novo Nordisk A/S (Denmark) (Class B Stock)	47,139	3,072,921
Optinose, Inc.*(a)	15,248	113,445
Pfizer, Inc.	48,546	1,587,454
Prestige Consumer Healthcare, Inc.*	5,883	220,965
Roche Holding AG (Switzerland)	14,395	5,014,074
Santen Pharmaceutical Co. Ltd. (Japan)	109,500	2,013,547
Tricida, Inc.*	3,789	104,122
Zoetis, Inc.	12,311	1,687,099

		25,775,814

Professional Services — 2.1%
51job, Inc. (China), ADR*	17,736	1,273,267
Clarivate PLC (United Kingdom)*	109,330	2,441,339
CoStar Group, Inc.*	2,638	1,874,748
Equifax, Inc.	12,732	2,188,376
IHS Markit Ltd.	30,258	2,284,479
Persol Holdings Co. Ltd. (Japan)	31,800	437,233
RELX PLC (United Kingdom)	25,102	582,436
TransUnion	24,829	2,161,116
TriNet Group, Inc.*	5,617	342,300
Verisk Analytics, Inc.	22,253	3,787,461
Wolters Kluwer NV (Netherlands)	32,834	2,576,284

		19,949,039

Real Estate Management & Development — 1.5%
Aldar Properties PJSC (United Arab Emirates)	256,353	124,595
Ascendas India Trust (Singapore), UTS	831,300	805,013
Atrium European Real Estate Ltd. (Poland)*	37,342	115,230
Corp Inmobiliaria Vesta SAB de CV (Mexico)	230,144	343,546
Deutsche Wohnen SE (Germany)	27,382	1,233,909
Entra ASA (Norway), 144A	46,752	597,907
ESR Cayman Ltd. (China), 144A*	289,200	685,291
Grainger PLC (United Kingdom)	169,258	602,782
Grand City Properties SA (Germany)	74,021	1,712,280
Hang Lung Properties Ltd. (Hong Kong)	475,000	1,125,270

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Hysan Development Co. Ltd. (Hong Kong)	164,000	$527,532
Katitas Co. Ltd. (Japan)	38,300	895,355
Kenedix, Inc. (Japan)	150,300	745,515
LEG Immobilien AG (Germany)*	19,116	2,437,748
Multiplan Empreendimentos Imobiliarios SA (Brazil)	27,702	105,345
Shurgard Self Storage SA (Belgium)	24,904	938,911
Sino Land Co. Ltd. (Hong Kong)	408,104	513,809
Swire Properties Ltd. (Hong Kong)	264,800	675,403

		14,185,441

Road & Rail — 0.6%
Canadian National Railway Co. (Canada)	6,344	561,888
Canadian Pacific Railway Ltd. (Canada)	3,347	854,623
Kansas City Southern	13,024	1,944,353
Knight-Swift Transportation Holdings, Inc.(a)	17,195	717,204
Schneider National, Inc. (Class B Stock)	31,415	775,008
Union Pacific Corp.	7,373	1,246,553

		6,099,629

Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc.	11,030	1,352,719
Applied Materials, Inc.	5,012	302,976
ASM International NV (Netherlands)	1,931	299,720
ASML Holding NV (Netherlands)	1,299	478,071
Brooks Automation, Inc.	3,370	149,089
Entegris, Inc.	5,801	342,549
Intel Corp.	27,928	1,670,932
Lam Research Corp.	1,822	589,344
Marvell Technology Group Ltd.	27,173	952,685
Maxim Integrated Products, Inc.	11,458	694,469
MKS Instruments, Inc.	2,267	256,715
Monolithic Power Systems, Inc.	8,657	2,051,709
NVIDIA Corp.	4,548	1,727,831
NXP Semiconductors NV (Netherlands)	24,587	2,803,902
Silicon Laboratories, Inc.*	5,203	521,705
Silicon Motion Technology Corp. (Taiwan), ADR	20,625	1,005,881
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	318,000	3,386,781
Texas Instruments, Inc.	16,419	2,084,721

		20,671,799

Software — 5.1%
8x8, Inc.*(a)	39,425	630,800
Adobe, Inc.*	11,869	5,166,694
Altair Engineering, Inc. (Class A Stock)*	6,000	238,500
Atlassian Corp. PLC (Class A Stock)*	2,705	487,630
Autodesk, Inc.*	8,565	2,048,662
Avalara, Inc.*	3,202	426,154
Box, Inc. (Class A Stock)*	23,841	494,939
Cadence Design Systems, Inc.*	47,635	4,571,055

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*(a)	3,968	$426,282
Constellation Software, Inc. (Canada)	1,772	2,000,796
Coupa Software, Inc.*(a)	3,191	884,035
DocuSign, Inc.*	3,396	584,825
Everbridge, Inc.*	7,413	1,025,663
Five9, Inc.*	2,226	246,351
Guidewire Software, Inc.*	6,928	767,969
Intuit, Inc.	6,006	1,778,917
Linx SA (Brazil)	57,500	267,088
Microsoft Corp.(k)	61,913	12,599,915
Nice Ltd. (Israel), ADR*(a)	7,100	1,343,604
PagerDuty, Inc.*	17,134	490,375
Paylocity Holding Corp.*(a)	4,841	706,254
Ping Identity Holding Corp.*(a)	14,821	475,606
Proofpoint, Inc.*	2,416	268,466
Q2 Holdings, Inc.*(a)	5,260	451,255
Rapid7, Inc.*(a)	11,751	599,536
RealPage, Inc.	5,316	345,593
RingCentral, Inc. (Class A Stock)*	2,069	589,686
salesforce.com, Inc.*	14,691	2,752,065
ServiceNow, Inc.*	5,824	2,359,069
SS&C Technologies Holdings, Inc	10,074	568,980
Synopsys, Inc.*	5,484	1,069,380
Tyler Technologies, Inc.*	3,395	1,177,658
Verint Systems, Inc.*	15,365	694,191
Zendesk, Inc.*	3,302	292,326

		48,830,319

Specialty Retail — 0.6%
Burlington Stores, Inc.*	4,109	809,185
Five Below, Inc.*	998	106,696
Lowe’s Cos., Inc.	3,387	457,652
O’Reilly Automotive, Inc.*	2,093	882,555
Ross Stores, Inc.	7,950	677,658
Tractor Supply Co.	9,818	1,293,914
Urban Outfitters, Inc.*(a)	27,223	414,334
USS Co. Ltd. (Japan)	68,500	1,095,206
Vroom, Inc.*	2,417	126,023
Zumiez, Inc.*	9,608	263,067

		6,126,290

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	8,446	3,081,101
Samsung Electronics Co. Ltd. (South Korea)	70,887	3,144,648

		6,225,749

Textiles, Apparel & Luxury Goods — 1.1%
adidas AG (Germany)*	5,236	1,383,566
Burberry Group PLC (United Kingdom)	16,509	329,037
Cie Financiere Richemont SA (Switzerland)	10,932	703,936
EssilorLuxottica SA (France)*	12,639	1,628,243
Levi Strauss & Co. (Class A Stock)	8,016	107,414
Lululemon Athletica, Inc.*	5,508	1,718,551
LVMH Moet Hennessy Louis Vuitton SE (France)	4,919	2,187,446

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	10,662	$1,045,409
PVH Corp.(a)	8,399	403,572
Shenzhou International Group Holdings Ltd. (China)	14,900	180,772
Skechers U.S.A., Inc. (Class A Stock)*	34,749	1,090,424

		10,778,370

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	43,861	1,018,386
Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	45,038	1,738,080
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	1,627,000	188,354
Japan Tobacco, Inc. (Japan)	40,300	747,688
Philip Morris International, Inc.	9,529	667,602

		3,341,724

Trading Companies & Distributors — 0.3%
Air Lease Corp.(a)	7,719	226,090
GMS, Inc.*	7,177	176,482
HD Supply Holdings, Inc.*	35,103	1,216,319
NOW, Inc.*	29,264	252,548
Textainer Group Holdings Ltd. (China)*	17,345	141,882
Univar Solutions, Inc.*	49,189	829,327
WESCO International, Inc.*	5,800	203,638

		3,046,286

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A*	3,898	522,334
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	32,700	334,219

		856,553

Wireless Telecommunication Services — 0.5%
Advanced Info Service PCL (Thailand)	86,700	521,384
KDDI Corp. (Japan)	51,900	1,556,224
Mobile TeleSystems PJSC (Russia), ADR	6,057	55,664
SoftBank Group Corp. (Japan)	30,900	1,562,621
Tele2 AB (Sweden) (Class B Stock)	51,052	679,561
T-Mobile US, Inc.*	2,713	282,559

		4,658,013

TOTAL COMMON STOCKS
(cost $592,089,046)		646,727,680

EXCHANGE-TRADED FUND — 0.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,900	1,735,050

(cost $1,692,454)

	Units
RIGHTS* — 0.0%
Wireless Telecommunication Services
T-Mobile US, Inc., expiring 07/27/20	1,142	192

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.1%
CarMax Auto Owner Trust,
Series 2017-01, Class A3
1.980%	11/15/21	26	$26,277
DT Auto Owner Trust,
Series 2019-02A, Class C, 144A
3.180%	02/18/25	15	15,216
Exeter Automobile Receivables Trust,
Series 2020-01A, Class C, 144A
2.490%	01/15/25	45	45,422
GLS Auto Receivables Issuer Trust,
Series 2020-01A, Class A, 144A
2.170%	02/15/24	47	47,753
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-01, Class A, 144A, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.000%)
0.825%(c)	05/25/24	325	323,219
NextGear Floorplan Master Owner Trust,
Series 2019-02A, Class A2, 144A
2.070%	10/15/24	100	98,510
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
0.505%(c)	10/17/22	308	307,353
Santander Retail Auto Lease Trust,
Series 2020-A, Class C, 144A
2.080%	03/20/24	57	56,639
Securitized Term Auto Loan Receivables Trust (Canada),
Series 2019-CRTA, Class B, 144A
2.453%	03/25/26	40	40,981
Series 2019-CRTA, Class C, 144A
2.849%	03/25/26	49	49,422
Veros Automobile Receivables Trust,
Series 2020-01, Class A, 144A
1.670%	09/15/23	100	99,543

			1,110,335

Collateralized Loan Obligations — 0.4%
ALM Ltd./ALM LLC (Cayman Islands),
Series 2015-16A, Class A2R2, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.719%(c)	07/15/27	250	242,930
Series 2015-16A, Class AAR2, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
2.119%(c)	07/15/27	216	213,273
Arbor Realty Collateralized Loan Obligation Ltd. (Cayman Islands),
Series 2020-FL01, Class C, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.235%(c)	02/15/35	100	91,121
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2019-FL01, Class D, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.685%(c)	05/15/37	143	124,910
BDS Ltd. (Cayman Islands),
Series 2019-FL04, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.294%(c)	08/15/36	200	194,392

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.785%(c)	09/15/35	150	$142,944
Series 2019-FL05, Class C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.185%(c)	05/15/29	100	92,241
Cent CLO Ltd. (Cayman Islands),
Series 2015-24A, Class A2R, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.869%(c)	10/15/26	400	389,040
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class CRR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.976%(c)	01/16/26	250	235,500
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class C, 144A, 3 Month LIBOR + 1.680% (Cap N/A, Floor 0.000%)
2.072%(c)	11/15/26	250	235,268
Grand Avenue CRE,
Series 2019-FL01, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.305%(c)	06/15/37	100	98,227
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
2.019%(c)	07/15/27	245	240,197
Oaktree CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.000%)
2.005%(c)	10/20/27	467	459,217
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.727%(c)	02/20/28	250	238,577
Race Point CLO Ltd. (Cayman Islands),
Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.417%(c)	02/20/30	249	244,974
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2012-01A, Class CR2, 144A, 3 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
3.269%(c)	01/15/26	250	239,155
Voya Ltd. (Cayman Islands),
Series 2012-04A, Class A2AR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 0.000%)
3.119%(c)	10/15/30	250	244,276

			3,726,242

Equipment — 0.0%
John Deere Owner Trust,
Series 2019-A, Class A2
2.850%	12/15/21	121	121,229

Other — 0.1%
CARS-DB4 LP,
Series 2020-01A, Class A4, 144A
3.190%	02/15/50	100	97,290

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Invitation Homes Trust,
Series 2017-SFR02, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.044%(c)	12/17/36	137	$135,135
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE02, Class D, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 2.450%)
2.635%(c)	05/15/36	35	30,028

			262,453

Small Business Loan — 0.0%
United States Small Business Administration,
Series 2013-20H, Class 1
3.160%	08/01/33	103	109,245

TOTAL ASSET-BACKED SECURITIES (cost $5,474,807)			5,329,504

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
AREIT Trust,
Series 2019-CRE03, Class A, 144A, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.215%(c)	09/14/36	100	95,888
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.745%(c)	09/14/36	100	91,747
Series 2019-CRE03, Class C, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.095%(c)	09/14/36	100	84,557
Bancorp Commercial Mortgage Trust,
Series 2018-CR03, Class AS, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.435%(c)	01/15/33	100	94,251
Series 2019-CRE06, Class B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.735%(c)	09/15/36	161	150,678
BANK,
Series 2019-BN24, Class A3
2.960%	11/15/62	21	23,202
Benchmark Mortgage Trust,
Series 2019-B10, Class A4
3.717%	03/15/62	250	287,809
BXMT Ltd. (Cayman Islands),
Series 2020-FL02, Class B, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.594%(c)	02/16/37	100	95,017
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A5
2.874%	11/15/52	346	358,204
Citigroup Commercial Mortgage Trust,
Series 2019-C07, Class A4
3.102%	12/15/72	20	22,283
Commercial Mortgage Trust,
Series 2015-PC01, Class A5
3.902%	07/10/50	145	159,613
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0103, Class X1, IO
0.756%(cc)	11/25/29	364	18,905

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series K066, Class A2
3.117%	06/25/27	800	$908,089
Series K077, Class A2
3.850%(cc)	05/25/28	115	137,108
Series K078, Class A2
3.854%	06/25/28	160	190,776
Series K097, Class X1, IO
1.218%(cc)	07/25/29	100	8,447
Series K098, Class X1, IO
1.270%(cc)	08/25/29	150	13,235
GS Mortgage Securities Trust,
Series 2017-GS06, Class A3
3.433%	05/10/50	250	278,058
Series 2019-GSA01, Class A4
3.048%	11/10/52	228	251,011
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	500	556,861
LoanCore Issuer Ltd. (Cayman Islands),
Series 2019-CRE03, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.785%(c)	04/15/34	100	93,030
MF1 Ltd. (Cayman Islands),
Series 2019-FL02, Class AS, 144A, 1 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.615%(c)	12/25/34	255	232,758
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A5
3.530%	06/15/50	200	222,541
Series 2019-H07, Class A4
3.261%	07/15/52	161	180,121
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A4
3.679%	12/15/50	255	286,920
Series 2018-C08, Class A4
3.983%	02/15/51	463	529,887
Series 2019-C16, Class A4
3.605%	04/15/52	200	224,242
Series 2019-C17, Class A4
2.921%	10/15/52	768	830,773
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4
3.640%	12/15/59	401	448,871
Series 2017-C42, Class A4
3.589%	12/15/50	510	573,558
Series 2018-C46, Class A4
4.152%	08/15/51	80	93,214
Series 2019-C53, Class A4
3.040%	10/15/52	250	276,933

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,468,808)			7,818,587

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS — 8.9%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50		400	$471,639
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28		300	353,361
TransDigm, Inc.,
Gtd. Notes
6.500%	07/15/24		300	288,320

				1,113,320

Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24		115	122,907
4.758%	09/06/49		164	183,855
4.906%	04/02/30		300	351,813
Camposol SA (Peru),
Gtd. Notes, 144A
6.000%	02/03/27		150	147,585
JBS Investments II GmbH,
Gtd. Notes, 144A
5.750%	01/15/28		200	202,063

				1,008,223

Apparel — 0.1%
NIKE, Inc.,
Sr. Unsec’d. Notes
3.375%	03/27/50	(a)	500	575,363

Auto Manufacturers — 0.1%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27		300	297,767
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26		53	54,646
Sr. Unsec’d. Notes
3.600%	06/21/30		222	215,601
5.100%	01/17/24		200	214,277
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23		42	42,397
2.850%	11/01/22		80	81,500
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.200%	09/26/26		200	214,088
3.750%	05/13/30		200	221,366

				1,341,642

Auto Parts & Equipment — 0.1%
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes
2.450%	06/15/30	(a)	500	510,065

Banks — 1.4%
Banco de Credito del Peru (Peru),
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30		265	262,747

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Banco de Reservas de la Republica Dominicana (Dominican Republic),
Sub. Notes
7.000%	02/01/23		175	$169,330
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25		400	411,841
Sr. Unsec’d. Notes, EMTN
2.668%	01/08/21		300	301,538
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25		150	164,176
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31		200	194,733
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	05/13/25		200	212,682
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	—	(rr)	250	267,830
Sr. Unsec’d. Notes
3.004%(ff)	12/20/23		250	262,588
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	(a)	500	523,233
4.271%(ff)	07/23/29		200	235,332
Bank of China Ltd. (China),
Sub. Notes
5.000%	11/13/24		400	442,836
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25		375	388,686
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		200	234,354
BBVA USA,
Sr. Unsec’d. Notes
2.875%	06/29/22		300	307,616
BPCE SA (France),
Sub. Notes, 144A, MTN
4.500%	03/15/25		200	219,216
China Construction Bank Corp. (China),
Sub. Notes
4.250%(ff)	02/27/29		200	213,500
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31		500	518,228
Corp. Financiera de Desarrollo SA (Peru),
Sr. Unsec’d. Notes
4.750%	02/08/22		400	415,808
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.750%	03/26/25		250	274,475
Development Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
4.125%	12/10/22		400	416,975

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
5.500%	12/21/22		124	$124,475
Industrial & Commercial Bank of China Ltd. (China),
Sub. Notes
4.875%	09/21/25		300	338,914
Industrial & Commercial Bank of China Macau Ltd. (Macau),
Sub. Notes
2.875%(ff)	09/12/29		300	305,765
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30		500	535,617
3.109%(ff)	04/22/51	(a)	486	518,493
3.509%(ff)	01/23/29		200	225,339
4.500%	01/24/22		200	212,319
Sub. Notes
2.956%(ff)	05/13/31		242	256,461
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	(a)	500	530,608
3.125%	01/23/23		200	212,121
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	(a)	700	727,434
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	(a)	500	536,122
Sovcombank Via SovCom Capital DAC (Russia),
Sub. Notes
8.000%(ff)	04/07/30		200	203,006
State Savings Bank of Ukraine Via SSB #1 PLC (Ukraine),
Sr. Unsec’d. Notes
9.375%	03/10/23		61	62,422
9.625%	03/20/25		250	256,196
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.130%	07/08/30		524	524,491
Uzbek Industrial and Construction Bank ATB (Uzbekistan),
Sr. Unsec’d. Notes
5.750%	12/02/24		400	403,151
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41		298	310,687
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	(a)	500	522,655
5.013%(ff)	04/04/51		112	154,312
Westpac Banking Corp. (Australia),
Sub. Notes
2.894%(ff)	02/04/30		130	132,180

				13,530,492

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		234	273,739

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	(a)	360	$428,576
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27		180	180,540
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
2.750%	01/22/30		150	157,468
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.875%	05/01/30		127	134,703
3.750%	05/01/50		91	99,092
Diageo Capital PLC (United Kingdom),
Gtd. Notes
2.125%	04/29/32		200	207,202
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30		20	22,201
3.800%	05/01/50		41	46,790
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.500%	03/19/40		500	590,753

				2,141,064

Building Materials — 0.1%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
7.375%	06/05/27		200	203,147
Johnson Controls International PLC,
Sr. Unsec’d. Notes
6.000%	01/15/36		77	96,602
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/30		48	48,318
4.250%	07/02/24		200	218,006
Masco Corp.,
Sr. Unsec’d. Notes
7.750%	08/01/29	(a)	200	254,427
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30		235	255,184

				1,075,684

Chemicals — 0.1%
Consolidated Energy Finance SA (Switzerland),
Gtd. Notes, 144A
6.500%	05/15/26		240	203,796
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26		200	212,038
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		200	227,099

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Chemicals (cont’d.)
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		200	$208,658

				851,591

Commercial Services — 0.1%
Conservation Fund A Nonprofit Corp. (The),
Sr. Unsec’d. Notes
3.474%	12/15/29		54	57,943
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		100	128,202
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
7.125%	07/31/26		200	190,924
Howard University,
Insured Notes
2.416%	10/01/24		12	12,695
2.516%	10/01/25		16	16,917
Unsec’d. Notes
2.638%	10/01/21		10	10,201
2.738%	10/01/22		11	11,387
2.801%	10/01/23		12	12,580
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25		425	478,421

				919,270

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.350%	02/09/27		456	517,087
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.300%	10/01/29	(a)	500	552,445

				1,069,532

Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28		165	160,203
KAR Auction Services, Inc.,
Gtd. Notes, 144A
5.125%	06/01/25		170	167,284
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27		55	55,568

				383,055

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	09/15/23		263	263,252
6.500%	07/15/25		300	313,956

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24		200	$175,175
Banco BTG Pactual SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.500%	01/10/25		200	195,924
CCBL Cayman 1 Corp. Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/16/24		200	209,305
CDBL Funding 1 (China),
Gtd. Notes
4.250%	12/02/24		200	218,046
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G
5.375%(ff)	—	(rr)	112	119,280
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		190	134,134
Intercontinental Exchange, Inc.,
Gtd. Notes
3.100%	09/15/27		200	223,154
Sr. Unsec’d. Notes
2.100%	06/15/30		52	52,975
3.000%	06/15/50		139	144,046
Intercorp Peru Ltd. (Peru),
Sr. Unsec’d. Notes
3.875%	08/15/29		200	197,215
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
4.400%	09/02/23		200	191,269
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50		195	203,938
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN
3.950%	04/23/30		250	236,342
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.950%	07/15/46		150	183,091
Salmon River Export LLC,
U.S. Gov’t. Gtd. Notes
2.193%	09/15/26		304	314,046
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.186%(s)	02/15/43		200	59,595

				3,434,743

Electric — 0.9%
Adani Transmission Ltd. (India),
Sr. Sec’d. Notes, 144A
4.250%	05/21/36		398	383,485
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.000%	12/01/46		150	178,406
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50		41	47,515

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
AES Gener SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79	400	$400,483
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes
3.625%	02/04/25	200	195,645
4.625%	02/04/30	200	190,793
Sr. Unsec’d. Notes, 144A
4.625%	02/04/30	200	190,793
Clearway Energy Operating LLC,
Gtd. Notes, 144A
4.750%	03/15/28	145	147,712
Colbun SA (Chile),
Sr. Unsec’d. Notes, 144A
3.150%	03/06/30	200	201,778
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34	200	223,381
Emirates Semb Corp. Water & Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.450%	08/01/35	200	217,287
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	200	233,466
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28	200	224,079
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22	222	229,495
3.500%	04/06/28	300	322,337
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27	400	394,368
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes
3.400%	01/28/30	200	208,255
4.500%	01/29/25	200	216,119
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	200,419
Sr. Unsec’d. Notes
7.125%	02/11/25	400	371,181
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	47	60,045
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	118	123,421
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47	150	190,816
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	200	190,056
Inkia Energy Ltd. (Peru),
Sr. Unsec’d. Notes, 144A
5.875%	11/09/27	400	394,643

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes, 144A
5.125%	05/07/29		250	$249,370
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.500%	09/15/27		20	20,925
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40		469	456,946
Star Energy Geothermal Wayang Windu Ltd. (Indonesia),
Sr. Sec’d. Notes, 144A
6.750%	04/24/33		181	188,660
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
2.750%	05/04/22		200	205,283
3.500%	05/04/27		425	469,273
Termocandelaria Power Ltd. (Colombia),
Gtd. Notes, 144A
7.875%	01/30/29	(a)	400	419,458
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		222	218,078
Transelec SA (Chile),
Sr. Unsec’d. Notes
3.875%	01/12/29		300	315,073
Sr. Unsec’d. Notes, 144A
4.625%	07/26/23		200	212,494

				8,491,538

Electronics — 0.1%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30		500	500,016
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		265	282,204

				782,220

Energy-Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Private Ltd./Parampujya Solar Energ (India),
Sr. Sec’d. Notes, 144A
6.250%	12/10/24		210	218,596
Azure Power Energy Ltd. (India),
Sr. Sec’d. Notes
5.500%	11/03/22		200	201,315
ReNew Power Pvt Ltd. (India),
Sr. Sec’d. Notes, 144A
5.875%	03/05/27		200	192,545

				612,456

Engineering & Construction — 0.0%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36		200	215,276
6.000%	11/18/48		199	217,933

				433,209

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment — 0.0%
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27		190	$163,966
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		300	268,995

				432,961

Foods — 0.1%
BRF SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/24/30		200	189,981
Campbell Soup Co.,
Sr. Unsec’d. Notes
2.375%	04/24/30		80	82,820
3.125%	04/24/50		117	119,507
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30		154	167,673
Grupo KUO SAB De CV (Mexico),
Sr. Unsec’d. Notes
5.750%	07/07/27		268	246,606
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		50	51,220
MARB BondCo PLC (Brazil),
Gtd. Notes
6.875%	01/19/25		200	199,944
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		90	90,049

				1,147,800

Gas — 0.2%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.150%	08/01/27		200	220,236
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes
4.375%	04/01/23		400	417,996
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	(a)	200	214,401
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	(a)	434	495,855
Promigas SA ESP/Gases del Pacifico SAC (Colombia),
Sr. Unsec’d. Notes, 144A
3.750%	10/16/29		200	196,061

				1,544,549

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28		99	99,225
3.400%	11/30/23		200	217,678

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (cont’d.)
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30	200	$205,537
2.750%	09/23/26	200	214,241

			736,681

Healthcare-Services — 0.2%
BayCare Health System, Inc.,
Sr. Unsec’d. Notes, Series 2020
3.831%	11/15/50	80	99,266
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28	415	462,839
Sr. Sec’d. Notes
4.125%	06/15/29	104	114,677
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
4.700%	02/01/45	100	120,787
Rede D’or Finance Sarl (Brazil),
Gtd. Notes
4.500%	01/22/30	200	176,244
Toledo Hospital (The),
Sec’d. Notes
5.325%	11/15/28	166	177,053
Sr. Sec’d. Notes
5.750%	11/15/38	62	72,678
Tower Health,
Unsec’d. Notes
4.451%	02/01/50	151	147,782
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.700%	08/15/49	300	356,258

			1,727,584

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.750%	07/10/25	150	166,096
4.700%	07/10/35	100	121,227
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
4.850%	04/17/28	111	118,918
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	131	138,948
3.600%	08/19/49	82	87,213
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.200%	03/01/48	148	182,721

			815,123

Internet — 0.4%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.500%	06/03/30	1,000	1,013,846

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.075%	04/07/25		200	$210,111
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25		200	219,733
4.500%	04/13/27		66	75,788
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
4.500%	06/20/28		200	231,611
JD.com, Inc. (China),
Sr. Unsec’d. Notes
3.375%	01/14/30		200	214,123
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28		150	160,052
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30		400	418,577
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.390%	06/03/30		411	413,094
3.240%	06/03/50		279	279,493
3.290%	06/03/60		200	201,601
Sr. Unsec’d. Notes, EMTN
3.595%	01/19/28		200	217,252
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.375%	07/08/30		251	249,336
3.500%	07/05/24		200	206,762

				4,111,379

Investment Companies — 0.1%
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, 144A, MTN
2.500%	11/07/24		500	517,077
2.875%	11/07/29	(a)	200	209,805

				726,882

Lodging — 0.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26		73	72,824
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.625%	06/15/30		229	238,078
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25		124	134,970

				445,872

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28		123	122,673

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC,
Gtd. Notes
1.950%	07/02/23		132	$132,794
CNH Industrial NV (United Kingdom),
Sr. Unsec’d. Notes, MTN
3.850%	11/15/27		200	210,800
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.565%	02/15/30		118	123,889
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28		400	445,554

				913,037

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	02/01/28		275	284,002
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25		100	114,585
6.484%	10/23/45		200	267,084
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51		246	250,813
6.950%	08/15/37	(a)	150	236,075
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24		200	214,915
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26		400	411,847
Discovery Communications LLC,
Gtd. Notes
4.650%	05/15/50		267	303,129
Fox Corp.,
Sr. Unsec’d. Notes
3.500%	04/08/30		38	42,371
4.709%	01/25/29		150	180,082
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30		200	180,870
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	(a)	350	362,388
VTR Finance NV (Chile),
Sr. Sec’d. Notes
6.875%	01/15/24		200	204,584
Sr. Unsec’d. Notes, 144A
6.375%	07/15/28		200	205,639
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51		431	480,999

				3,739,383

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 0.2%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes
7.500%	04/01/25		200	$190,032
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34		260	262,282
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.750%	05/15/25		200	214,447
5.450%	05/15/30		400	444,198
5.800%	05/15/50		200	223,975
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28		45	43,064
Novelis Corp.,
Gtd. Notes, 144A
5.875%	09/30/26		250	249,996
Petra Diamonds US Treasury PLC (South Africa),
Sec’d. Notes
7.250%	05/01/22	(d)	200	80,257

				1,708,251

Multi-National — 0.0%
Banque Ouest Africaine de Developpement (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.700%	10/22/31		200	201,707

Oil & Gas — 1.0%
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30		314	361,338
7.375%	09/18/43		13	15,653
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.375%	10/30/24		700	751,036
4.750%	12/06/21		200	207,007
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		200	216,397
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51		143	158,569
4.227%	03/19/40		100	120,892
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	02/25/30		200	199,166
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	10/24/48		400	505,410
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30		700	793,317
NAK Naftogaz Ukraine via Kondor Finance PLC (Ukraine),
Sr. Unsec’d. Notes
7.625%	11/08/26		200	194,556
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.150%	02/25/60		200	195,759

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.750%	01/27/41	23	$24,025
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes
4.750%	06/19/32	300	332,477
5.625%	06/19/47	300	351,630
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	48	40,242
5.950%	01/28/31	87	71,662
6.490%	01/23/27	81	73,902
6.500%	03/13/27	325	296,478
6.500%	06/02/41	295	225,986
6.840%	01/23/30	255	223,203
7.690%	01/23/50	64	53,026
Gtd. Notes, 144A
6.840%	01/23/30	219	191,692
7.690%	01/23/50	98	81,196
Gtd. Notes, MTN
6.875%	08/04/26	81	76,550
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
3.500%	04/21/30	400	442,940
4.550%	04/21/50	200	252,895
Puma International Financing SA (Singapore),
Gtd. Notes, 144A
5.000%	01/24/26	200	168,182
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24	300	330,933
State Oil Co. of the Azerbaijan Republic (Azerbaijan),
Sr. Unsec’d. Notes
6.950%	03/18/30	950	1,118,077
Tengizchevroil Finance Co. International Ltd. (Kazakhstan),
Sr. Sec’d. Notes
4.000%	08/15/26	600	631,350
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.750%	06/18/50	364	362,819
Total Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	149	152,300
3.127%	05/29/50	184	187,674

			9,408,339

Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
5.000%	11/15/45	54	55,788

Packaging & Containers — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	305	311,848

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Packaging & Containers (cont’d.)
SAN Miguel Industrias Pet SA (Peru),
Gtd. Notes
4.500%	09/18/22		200	$200,029

				511,877

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
3.800%	03/15/25		150	166,573
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.794%	05/20/50		583	644,757
4.669%	06/06/47		100	123,400
Cigna Corp.,
Sr. Unsec’d. Notes
2.400%	03/15/30	(a)	500	518,617
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.650%	08/28/28		250	277,194
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.175%	07/09/50		218	218,952

				1,949,493

Pipelines — 0.5%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47		250	297,510
AI Candelaria Spain SLU (Spain),
Sr. Sec’d. Notes
7.500%	12/15/28		500	504,827
Cheniere Energy Partners LP,
Gtd. Notes(hh)
4.500%	10/01/29		195	190,125
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26		200	227,530
KazTransGas JSC (Kazakhstan),
Gtd. Notes
4.375%	09/26/27		400	431,449
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44		200	235,664
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48		150	149,481
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes
5.375%	03/22/30		300	236,241
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29		75	72,920
3.800%	09/15/30		484	476,668
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		200	214,490

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Sr. Sec’d. Notes, 144A
4.500%	05/15/30		173	$191,311
Southern Gas Corridor CJSC (Azerbaijan),
Gov’t. Gtd. Notes
6.875%	03/24/26		400	460,211
Gov’t. Gtd. Notes, 144A
6.875%	03/24/26		260	299,137
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26		282	306,435
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.875%	04/15/26	(a)	226	224,604

				4,518,603

Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30		1,000	1,000,919
3.100%	06/15/50	(a)	580	568,888
3.550%	07/15/27		200	222,060
3.800%	08/15/29		32	36,280
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		116	118,609
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25		263	264,496
Equinix, Inc.,
Sr. Unsec’d. Notes
1.800%	07/15/27		500	499,210
2.150%	07/15/30		500	495,132
5.375%	05/15/27		450	490,172
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		200	217,530
5.375%	11/01/23		65	69,447
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27		185	190,362
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/27		130	129,289

				4,302,394

Retail — 0.1%
Eurotorg LLC Via Bonitron DAC (Belarus),
Sr. Unsec’d. Notes
8.750%	10/30/22		200	203,650
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50		75	86,229
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26		50	50,100

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.875%	04/15/30		143	$168,057
4.500%	04/15/50		58	74,731

				582,767

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		321	346,750
Broadcom, Inc.,
Gtd. Notes, 144A
4.150%	11/15/30		462	502,703
4.750%	04/15/29		84	95,377
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25		20	21,012

				965,842

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30		286	302,625
3.500%	07/01/29		81	90,896
Microsoft Corp.,
Sr. Unsec’d. Notes
3.125%	11/03/25		700	784,151
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27		120	122,774

				1,300,446

Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.550%	03/09/49	(a)	250	294,689
5.250%	03/01/37		250	309,745
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28		400	401,847
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.550%	02/15/31	(a)	442	443,276
4.375%	04/15/40		45	52,024
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.272%	01/15/36		500	618,867
5.012%	04/15/49		106	147,536
VTR Comunicaciones SpA (Chile),
Sr. Sec’d. Notes, 144A
5.125%	01/15/28		200	204,026

				2,472,010

Transportation — 0.2%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		200	230,884

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (cont’d.)
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50	19	$22,569
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	377	443,617
MV24 Capital BV (Brazil),
Sr. Sec’d. Notes
6.748%	06/01/34	195	184,978
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes
5.875%	01/18/25	400	421,955
Gtd. Notes, 144A
5.250%	01/10/28	200	200,000

			1,504,003

Water — 0.0%
Aegea Finance Sarl (Brazil),
Gtd. Notes, 144A
5.750%	10/10/24	200	203,263

TOTAL CORPORATE BONDS (cost $81,087,967)			84,422,174

MUNICIPAL BONDS — 0.1%
California — 0.1%
State of California,
General Obligation Unlimited
4.000%	03/01/29	85	106,131
General Obligation Unlimited, BABs
7.600%	11/01/40	150	275,257

			381,388

Florida — 0.0%
Escambia Cnty. Health Facilities Authority,
Revenue Bonds
3.607%	08/15/40	30	30,059

Illinois — 0.0%
Sales Tax Securitization Corp.,
Taxable, Revenue Bonds, Series B
3.411%	01/01/43	90	92,974

New Jersey — 0.0%
New Jersey Economic Development Authority,
Revenue Bonds, Series A
7.425%	02/15/29	176	215,875

New York — 0.0%
New York State Dormitory Authority,
Revenue Bonds, Series A
5.000%	07/01/30	10	13,940

Puerto Rico — 0.0%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth,
Revenue Bonds, Series B
9.120%	06/01/22	100	102,269

TOTAL MUNICIPAL BONDS (cost $799,735)			836,505

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.0%
Fannie Mae REMICS,
Series 2010-43, Class AH
3.250%	05/25/40		7	$7,440
Series 2014-10, Class KM
3.500%	09/25/43		25	27,258
Series 2014-35, Class CA
3.500%	06/25/44		11	11,767
Series 2017-33, Class LB
3.000%	05/25/39		20	21,725
Freddie Mac REMICS,
Series 3934, Class PG
3.000%	07/15/41		18	18,421
Series 4533, Class GA
3.000%	06/15/28		38	39,421
Government National Mortgage Assoc.,
Series 2012-12, Class KN
4.500%	09/20/41		8	8,882
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MV
3.500%	08/25/58		10	11,026
Series 2019-03, Class MA
3.500%	10/25/58		17	18,840
Series 2019-03, Class MV
3.500%	10/25/58		10	11,129
Series 2019-04, Class MA
3.000%	02/25/59		18	19,678
Series 2019-04, Class MV
3.000%	02/25/59		10	10,959

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $196,424)				206,546

SOVEREIGN BONDS — 4.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	09/30/29		700	734,116
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50		200	236,851
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		200	163,665
9.500%	11/12/25		200	180,709
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		200	165,182
9.125%	11/26/49		400	326,685
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.750%	12/31/38		445	174,228
5.875%	01/11/28		943	377,490
6.875%	01/26/27		831	334,478
7.125%	07/06/36		250	97,306
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	3	3,022
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		200	172,000

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.750%	02/15/29	200	$225,200
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.500%	05/30/29	300	308,515
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30	250	247,361
3.125%	04/15/31	200	198,470
4.000%	02/26/24	200	210,567
4.500%	01/28/26	600	651,029
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.375%	03/24/21	300	310,500
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23	500	550,651
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25	200	202,533
5.950%	01/25/27	730	735,725
6.500%	02/15/48	200	184,543
7.450%	04/30/44	100	102,902
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30	450	408,095
5.875%	01/30/60	150	129,383
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.775%	01/23/28	800	330,181
8.875%	10/23/27	400	167,892
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28	500	493,819
Sr. Unsec’d. Notes, 144A
5.577%	02/21/23	300	306,766
7.625%	05/29/32	500	488,273
8.875%	05/29/50	200	197,872
Sr. Unsec’d. Notes, 144A, MTN
6.375%	04/11/31	EUR 100	104,151
7.053%	01/15/32	600	569,480
7.600%	03/01/29	200	203,682
8.500%	01/31/47	750	733,199
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
7.125%	01/20/50	200	163,820
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
4.000%	01/14/23	250	261,948
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30	270	323,669
Sr. Unsec’d. Notes, 144A
7.875%	02/11/35	200	181,731
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28	400	427,019
4.900%	06/01/30	250	267,539

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
4.900%	06/01/30	400	$428,062
5.375%	04/24/32	200	221,112
6.125%	06/01/50	200	231,599
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes, 144A
5.625%	06/24/30	200	203,547
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.375%	02/21/23	852	933,582
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30	200	204,263
3.500%	01/11/28	970	1,032,192
4.100%	04/24/28	300	332,173
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25	200	217,246
4.750%	01/08/26	200	225,497
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.250%	03/22/30	EUR 100	104,852
5.750%	12/31/32	332	326,353
6.125%	06/15/33	200	199,994
6.375%	03/03/28	300	306,915
Sr. Unsec’d. Notes, 144A
6.875%	10/17/40	EUR 132	139,124
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28	400	449,504
7.875%	07/28/45	400	489,693
8.000%	03/15/39	750	927,181
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.850%	07/07/30	370	370,000
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24	200	203,121
7.000%	05/22/27	200	197,487
Sr. Unsec’d. Notes, 144A
8.000%	05/22/32	600	592,676
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.900%	04/27/25	200	214,232
4.500%	04/22/29	400	434,248
4.750%	04/27/32	200	220,421
5.000%	04/27/51	200	215,635
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.250%	12/11/22	200	210,799
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.696%	02/23/38	420	383,198
7.875%	02/16/32	400	376,845
Sr. Unsec’d. Notes, 144A
7.625%	11/21/25	220	224,438
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36	200	194,347

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30		700	$754,235
4.500%	04/01/56		200	245,297
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		200	208,466
Panama Notas del Tesoro (Panama),
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		450	470,988
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		400	443,411
5.600%	03/13/48		200	232,741
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31		800	889,331
5.400%	03/30/50		400	459,919
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes, 144A
2.300%	06/23/25		200	200,291
2.800%	06/23/30		231	231,286
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
5.500%	03/30/26		250	300,216
Province of Santa Fe (Argentina),
Sr. Unsec’d. Notes
7.000%	03/23/23		150	95,986
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.750%	04/16/30		300	342,109
4.500%	04/23/28		500	590,113
Sr. Unsec’d. Notes, 144A
3.750%	04/16/30		600	684,219
4.000%	03/14/29		200	230,106
4.400%	04/16/50		750	932,911
4.817%	03/14/49		300	396,432
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes
7.150%	03/26/25		200	225,053
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		600	556,679
4.850%	09/30/29		200	189,417
5.875%	06/22/30		200	203,389
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	124	150,466
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32	EUR	380	397,678
Unsec’d. Notes, 144A, MTN
2.124%	07/16/31	EUR	161	172,058
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6225
7.250%	05/10/34	RUB	3,068	47,872
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27		1,200	1,341,177
4.750%	05/27/26		800	911,399
5.100%	03/28/35		200	247,170

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
5.100%	03/28/35		600	$741,510
Rwanda International Government Bond (Rwanda),
Sr. Unsec’d. Notes
6.625%	05/02/23		200	198,000
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.500%	04/17/30		430	508,794
4.500%	10/26/46		250	288,685
Senegal Government International Bond (Senegal),
Unsec’d. Notes
6.250%	05/23/33		240	244,479
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	100	105,280
Sr. Unsec’d. Notes, 144A
1.500%	06/26/29	EUR	200	210,561
3.125%	05/15/27	EUR	281	330,447
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27		350	230,654
7.550%	03/28/30		200	130,747
7.850%	03/14/29		200	132,177
Sr. Unsec’d. Notes, 144A
6.850%	03/14/24		200	139,751
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	03/13/25		400	372,809
4.250%	04/14/26		500	455,736
5.125%	02/17/28		300	276,293
5.250%	03/13/30		300	269,339
5.600%	11/14/24		200	196,943
Turkiye Ihracat Kredi Bankasi A/S (Turkey),
Sr. Unsec’d. Notes
5.375%	10/24/23		200	193,213
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
—%(p)	05/31/40		671	619,404
7.375%	09/25/32		600	604,174
7.750%	09/01/23		250	262,199
7.750%	09/01/24		300	313,229
7.750%	09/01/25		365	381,058
7.750%	09/01/26		500	521,359
7.750%	09/01/27		550	571,935
Ukreximbank Via Biz Finance PLC (Ukraine),
Sr. Unsec’d. Notes
9.750%	01/22/25		200	205,591
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	4,149	98,295
4.375%	01/23/31		611	715,121
4.975%	04/20/55		729	933,732
5.100%	06/18/50		39	50,365
8.500%	03/15/28	UYU	3,060	65,947

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	546	$596,874

TOTAL SOVEREIGN BONDS (cost $44,748,788)			46,577,699

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42	153	164,294
3.000%	11/01/46	474	500,184
3.000%	12/01/46	166	175,470
3.000%	02/01/50	65	68,885
3.000%	05/01/50	99	107,483
3.000%	06/01/50	45	48,174
3.500%	04/01/32	96	103,762
3.500%	08/01/32	190	203,355
3.500%	07/01/42	44	47,481
3.500%	08/01/46	254	270,676
3.500%	05/01/49	24	25,895
4.000%	01/01/40	339	364,254
4.500%	08/01/46	98	105,881
Federal National Mortgage Assoc.
1.500%	TBA	50	50,711
2.000%	TBA	125	127,856
2.000%	TBA	325	336,134
2.500%	TBA	375	390,063
2.500%	TBA	725	755,501
2.500%	TBA	1,075	1,125,181
2.500%	06/01/35	124	130,236
2.500%	11/01/46	38	39,881
2.500%	02/01/50	30	31,968
2.500%	02/01/50	56	58,332
2.500%	07/01/50	50	52,915
3.000%	TBA	950	1,000,246
3.000%	TBA	1,900	1,997,680
3.000%	TBA	200	210,164
3.000%	11/01/28	11	11,879
3.000%	09/01/32	217	228,672
3.000%	08/01/33	71	75,040
3.000%	11/01/46	230	243,373
3.000%	06/01/50	24	26,375
3.000%	07/01/50	350	368,887
3.500%	TBA	3,026	3,182,133
3.500%	03/01/42	221	239,469
3.500%	03/01/46	19	19,672
3.500%	04/01/46	184	194,995
3.500%	06/01/46	433	458,779
3.500%	12/01/47	49	53,514
3.500%	11/01/48	18	19,433
3.500%	05/01/49	46	49,974
4.000%	TBA	1,500	1,589,356
4.000%	06/01/39	424	455,426
4.000%	03/01/45	226	251,610
4.000%	02/01/46	123	133,049
4.000%	04/01/46	106	114,533
5.000%	11/01/33	63	72,769
5.000%	06/01/40	90	103,991
5.000%	10/01/41	127	145,469

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Assoc.
2.500%	TBA		250	$263,057
3.000%	TBA		375	397,192
3.000%	06/20/46		230	244,887
3.000%	09/20/47		41	43,228
3.000%	04/20/50		124	131,871
3.500%	TBA		325	342,951
3.500%	01/15/42		180	192,061
3.500%	04/20/46		96	102,446
3.500%	05/20/46		247	264,098
4.000%	TBA		50	53,008
4.500%	04/20/49		148	157,824
5.000%	06/20/48		78	85,037

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $18,555,693)				18,808,720

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds
2.375%	11/15/49		375	462,773
2.500%	02/15/46		850	1,052,274
3.500%	02/15/39		146	206,453
U.S. Treasury Inflation Indexed Bonds, TIPS
0.375%	07/15/27	(k)	875	951,745
0.750%	07/15/28		386	435,414
0.750%	02/15/42	(k)	1,515	1,814,152
1.375%	02/15/44		220	300,335
1.750%	01/15/28	(k)	561	669,069
2.500%	01/15/29	(k)	1,225	1,570,427
U.S. Treasury Notes
1.375%	01/31/22	(k)	7,800	7,949,297
1.375%	01/31/25	(k)	4,800	5,041,875

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,761,756)				20,453,814

TOTAL LONG-TERM INVESTMENTS (cost $771,875,478)				832,916,471

			Shares

SHORT-TERM INVESTMENTS — 18.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			128,992,153	128,992,153
PGIM Institutional Money Market Fund (cost $49,181,817; includes $49,161,709 of cash collateral for securities on loan)(b)(w)			49,186,710	49,186,710

TOTAL SHORT-TERM INVESTMENTS (cost $178,173,970)				178,178,863

TOTAL INVESTMENTS — 106.3% (cost $950,049,448)				1,011,095,334
Liabilities in excess of other assets(z) — (6.3)%				(60,320,769)

NET ASSETS — 100.0%				$950,774,565

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,333,038; cash collateral of $49,161,709 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(hh)	When-issued security.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(p)	Interest rate not available as of June 30, 2020.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	2 Year U.S. Treasury Notes	Sep. 2020	$3,091,594	$935
25	5 Year U.S. Treasury Notes	Sep. 2020	3,143,555	24,326
14	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	3,054,187	10,401
399	Mini MSCI EAFE Index	Sep. 2020	35,479,080	656,142
350	S&P 500 E-Mini Index	Sep. 2020	54,078,500	1,589,948

				2,281,752

Short Position:
53	10 Year U.S. Ultra Treasury Notes	Sep. 2020	8,346,672	(32,846)

				$2,248,906

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Colombian Peso,
Expiring 07/27/20	Barclays Bank PLC	COP 272,218	$72,786	$72,269	$—	$(517)
Expiring 07/27/20	Goldman Sachs International	COP 273,958	71,970	72,730	760	—
Expiring 07/27/20	Goldman Sachs International	COP 187,842	51,046	49,868	—	(1,178)
Expiring 08/05/20	Goldman Sachs International	COP 244,195	66,635	64,780	—	(1,855)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	COP 153,074	42,509	40,607	—	(1,902)
Czech Koruna,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	CZK 2,904	122,097	122,423	326	—
Euro,
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR 128	142,058	143,861	1,803	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	EUR 40	45,249	44,957	—	(292)
Expiring 07/17/20	UBS AG	EUR 96	105,253	107,527	2,274	—

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 07/10/20	Goldman Sachs International	MXN 1,662	$72,150	$72,215	$65	$—
Expiring 07/17/20	BNP Paribas S.A.	MXN 1,640	73,449	71,188	—	(2,261)
Expiring 07/17/20	Goldman Sachs International	MXN 2,003	91,992	86,945	—	(5,047)
Expiring 07/17/20	Goldman Sachs International	MXN 1,215	56,030	52,740	—	(3,290)
Russian Ruble,
Expiring 07/09/20	Goldman Sachs International	RUB 5,465	79,065	76,706	—	(2,359)
Expiring 07/09/20	Goldman Sachs International	RUB 4,586	66,861	64,368	—	(2,493)
Expiring 07/09/20	JPMorgan Chase Bank, N.A.	RUB 6,637	95,980	93,156	—	(2,824)
Expiring 07/09/20	JPMorgan Chase Bank, N.A.	RUB 5,157	72,283	72,383	100	—
South African Rand,
Expiring 07/17/20	BNP Paribas S.A.	ZAR 2,225	131,537	127,976	—	(3,561)
Expiring 07/17/20	BNP Paribas S.A.	ZAR 1,397	82,195	80,352	—	(1,843)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	ZAR 1,441	85,359	82,883	—	(2,476)
South Korean Won,
Expiring 09/04/20	Barclays Bank PLC	KRW 104,048	85,453	86,752	1,299	—
Expiring 09/04/20	JPMorgan Chase Bank, N.A.	KRW 145,022	118,822	120,916	2,094	—
Expiring 09/14/20	Goldman Sachs International	KRW 72,561	61,014	60,516	—	(498)
Expiring 09/14/20	JPMorgan Chase Bank, N.A.	KRW 53,306	44,570	44,457	—	(113)

			$1,936,363	$1,912,575	8,721	(32,509)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/17/20	Citibank, N.A.	AUD 40	$26,332	$27,888	$—	$(1,556)
Canadian Dollar,
Expiring 07/17/20	Goldman Sachs International	CAD 31	21,852	22,475	—	(623)
Colombian Peso,
Expiring 07/27/20	Barclays Bank PLC	COP 233,388	61,710	61,960	—	(250)
Expiring 07/27/20	Barclays Bank PLC	COP 224,769	60,067	59,672	395	—
Expiring 07/27/20	Goldman Sachs International	COP 170,550	45,272	45,278	—	(6)
Euro,
Expiring 07/17/20	Citibank, N.A.	EUR 1,037	1,129,407	1,165,594	—	(36,187)
Expiring 07/17/20	Goldman Sachs International	EUR 455	504,885	511,547	—	(6,662)
Expiring 07/17/20	Merrill Lynch International	EUR 124	136,096	139,366	—	(3,270)
Mexican Peso,
Expiring 07/17/20	Goldman Sachs International	MXN 576	25,377	25,003	374	—
Expiring 07/17/20	HSBC Bank USA, N.A.	MXN 1,364	59,233	59,208	25	—
Expiring 07/17/20	Merrill Lynch International	MXN 1,525	67,505	66,196	1,309	—
Expiring 07/17/20	Merrill Lynch International	MXN 1,025	45,969	44,493	1,476	—
Russian Ruble,
Expiring 07/09/20	Goldman Sachs International	RUB 18,588	264,034	260,898	3,136	—
Expiring 07/09/20	JPMorgan Chase Bank, N.A.	RUB 3,419	45,995	47,988	—	(1,993)
Expiring 07/09/20	JPMorgan Chase Bank, N.A.	RUB 2,715	38,587	38,107	480	—
Expiring 07/09/20	JPMorgan Chase Bank, N.A.	RUB 599	8,025	8,403	—	(378)
South African Rand,
Expiring 07/17/20	Merrill Lynch International	ZAR 967	56,003	55,619	384	—
South Korean Won,
Expiring 09/04/20	JPMorgan Chase Bank, N.A.	KRW 127,325	104,958	106,160	—	(1,202)

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 09/04/20	JPMorgan Chase Bank, N.A.	KRW 86,165	$71,099	$71,842	$—	$(743)

			$2,772,406	$2,817,697	7,579	(52,870)

					$16,300	$(85,379)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices—Sell Protection(2):
CDX.NA.HY.34.V6	06/20/25	5.000%(Q)	371	5.157%	$(6,534)	$(1,954)	$4,580

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Bank of America	$—	$156,442
Goldman Sachs & Co. LLC	—	10,742,732

Total	$—	$10,899,174

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks	$478,176,666	$168,551,014	$—
Exchange-Traded Fund	1,735,050	—	—
Rights	192	—	—
Asset-Backed Securities
Automobiles	—	1,110,335	—
Collateralized Loan Obligations	—	3,726,242	—
Equipment	—	121,229	—
Other	—	262,453	—
Small Business Loan	—	109,245	—
Commercial Mortgage-Backed Securities	—	7,818,587	—
Corporate Bonds	—	84,422,174	—
Municipal Bonds	—	836,505	—
Residential Mortgage-Backed Securities	—	206,546	—
Sovereign Bonds	—	46,577,699	—
U.S. Government Agency Obligations	—	18,808,720	—
U.S. Treasury Obligations	—	20,453,814	—
Affiliated Mutual Funds .	178,178,863	—	—

Total	$658,090,771	$353,004,563	$—

Other Financial Instruments*
Assets
Futures Contracts	$2,281,752	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	16,300	—
Centrally Cleared Credit Default Swap Agreement	—	4,580	—

Total	$2,281,752	$20,880	$—

Liabilities
Futures Contracts	$(32,846)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(85,379)	—

Total	$(32,846)	$(85,379)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (5.2% represents investments purchased with collateral from securities on loan)	18.7%
Equity Real Estate Investment Trusts (REITs)	5.4
Software	5.2
Sovereign Bonds	4.9
IT Services	4.5
Banks	4.4
Pharmaceuticals	2.9
Insurance	2.9
Capital Markets	2.8
Health Care Equipment & Supplies	2.6
Chemicals	2.6
Interactive Media & Services	2.3

Semiconductors & Semiconductor Equipment	2.2%
U.S. Treasury Obligations	2.1
Professional Services	2.1
U.S. Government Agency Obligations	2.0
Life Sciences Tools & Services	1.6
Food Products	1.5
Real Estate Management & Development	1.5
Internet & Direct Marketing Retail	1.4
Machinery	1.4
Electric Utilities	1.4
Oil, Gas & Consumable Fuels	1.4
Entertainment	1.2
Electrical Equipment	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):
Textiles, Apparel & Luxury Goods	1.1%
Building Products	1.1
Media	1.0
Oil & Gas	1.0
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	1.0
Beverages	0.9
Electric	0.9
Commercial Mortgage-Backed Securities	0.8
Aerospace & Defense	0.8
Electronic Equipment, Instruments & Components	0.7
Technology Hardware, Storage & Peripherals	0.7
Specialty Retail	0.6
Road & Rail	0.6
Household Products	0.6
Industrial Conglomerates	0.6
Multi-Utilities	0.6
Biotechnology	0.5
Commercial Services & Supplies	0.5
Diversified Financial Services	0.5
Wireless Telecommunication Services	0.5
Pipelines	0.5
Real Estate Investment Trusts (REITs)	0.4
Internet	0.4
Collateralized Loan Obligations	0.4
Food & Staples Retailing	0.4
Tobacco	0.4
Construction Materials	0.3
Trading Companies & Distributors	0.3
Diversified Consumer Services	0.3
Containers & Packaging	0.3
Household Durables	0.3
Diversified Telecommunication Services	0.3
Multiline Retail	0.3
Telecommunications	0.3
Gas Utilities	0.2
Leisure Products	0.2
Auto Components	0.2
Personal Products	0.2
Consumer Finance	0.2
Health Care Technology	0.2
Automobiles	0.2
Distributors	0.2
Exchange-Traded Fund	0.2
Healthcare-Services	0.2
Mining	0.2

Gas	0.2%
Transportation	0.2
Auto Manufacturers	0.1
Construction & Engineering	0.1
Foods	0.1
Building Materials	0.1
Computers	0.1
Independent Power & Renewable Electricity Producers	0.1
Thrifts & Mortgage Finance	0.1
Agriculture	0.1
Semiconductors	0.1
Communications Equipment	0.1
Airlines	0.1
Commercial Services	0.1
Machinery-Diversified	0.1
Transportation Infrastructure	0.1
Municipal Bonds	0.1
Electronics	0.1
Metals & Mining	0.1
Healthcare-Products	0.1
Investment Companies	0.1
Energy Equipment & Services	0.1
Energy-Alternate Sources	0.1
Retail	0.1
Apparel	0.1
Packaging & Containers	0.1
Auto Parts & Equipment	0.1
Other	0.1
Lodging	0.0	*
Engineering & Construction	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Distribution/Wholesale	0.0	*
Paper & Forest Products	0.0	*
Residential Mortgage-Backed Securities	0.0	*
Water	0.0	*
Multi-National	0.0	*
Machinery-Construction & Mining	0.0	*
Equipment	0.0	*
Small Business Loan	0.0	*
Oil & Gas Services	0.0	*

	106.3
Liabilities in excess of other assets	(6.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$4,580	*	—	$—
Equity contracts	Due from/to broker-variation margin futures	2,246,090	*	—	—
Equity contracts	Unaffiliated investments	192		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	16,300		Unrealized depreciation on OTC forward foreign currency exchange contracts	85,379
Interest rate contracts	Due from/to broker-variation margin futures	35,662	*	Due from/to broker-variation margin futures	32,846	*

		$2,302,824			$118,225

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$33,178	$—	$—	$(165,602)
Equity contracts	—	(15,831,072)	—	—
Foreign exchange contracts	—	—	56,738	—
Interest rate contracts	—	(104,245)	—	—

Total	$33,178	$(15,935,317)	$56,738	$(165,602)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$8,704	$—	$—	$4,580
Equity contracts	192	—	1,304,171	—	—
Foreign exchange contracts	—	—	—	(79,372)	—
Interest rate contracts	—	—	(37,957)	—	—

Total	$192	$8,704	$1,266,214	$(79,372)	$4,580

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$3,143	$88,494,275	$5,881,292	$2,553,137

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts—Sold(3)
$2,981,704

Credit Default Swap Agreements— Sell Protection(2)
$266,833

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$48,333,038	$(48,333,038)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$1,694	$(767)	$927	$—	$927
BNP Paribas S.A.	—	(7,665)	(7,665)	—	(7,665)
Citibank, N.A.	—	(37,743)	(37,743)	—	(37,743)
Goldman Sachs International	4,335	(24,011)	(19,676)	—	(19,676)
HSBC Bank USA, N.A.	25	—	25	—	25
JPMorgan Chase Bank, N.A.	4,803	(11,631)	(6,828)	—	(6,828)
Merrill Lynch International	3,169	(3,270)	(101)	—	(101)
State Street Bank & Trust Company	—	(292)	(292)	—	(292)
UBS AG	2,274	—	2,274	—	2,274

	$16,300	$(85,379)	$(69,079)	$—	$(69,079)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST MFS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $48,333,038:
Unaffiliated investments (cost $771,875,478)	$832,916,471
Affiliated investments (cost $178,173,970)	178,178,863
Foreign currency, at value (cost $15,559)	15,560
Cash	6,101
Receivable for investments sold	6,055,118
Dividends and interest receivable	2,548,361
Receivable for Portfolio shares sold	1,291,556
Due from broker-variation margin futures	674,992
Tax reclaim receivable	630,731
Due from broker-variation margin swaps	18,448
Unrealized appreciation on OTC forward foreign currency exchange contracts	16,300
Receivable from affiliate	7,627
Prepaid expenses and other assets	14,275

Total Assets	1,022,374,403

LIABILITIES
Payable to broker for collateral for securities on loan	49,161,709
Payable for investments purchased	21,696,832
Management fee payable	277,749
Payable to affiliate	175,753
Accrued expenses and other liabilities	162,959
Unrealized depreciation on OTC forward foreign currency exchange contracts	85,379
Distribution fee payable	38,737
Affiliated transfer agent fee payable	378
Payable for Portfolio shares repurchased	342

Total Liabilities	71,599,838

NET ASSETS	$950,774,565

Net assets were comprised of:
Partners’ Equity	$950,774,565

Net asset value and redemption price per share, $950,774,565 / 59,254,604 outstanding shares of beneficial interest	$16.05

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS) INCOME
Unaffiliated dividend income (net of $252,362 foreign withholding tax, of which $27,953 is reimbursable by an affiliate)	$4,995,809
Interest income (net of $115 foreign withholding tax)	2,735,786
Affiliated dividend income.	698,699
Income from securities lending, net (including affiliated income of $79,673)	112,658

Total income	8,542,952

EXPENSES
Management fee	2,799,697
Distribution fee	1,043,150
Custodian and accounting fees	181,193
Audit fee	23,422
Trustees’ fees.	10,226
Legal fees and expenses	8,282
Shareholders’ reports	6,278
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	20,299

Total expenses.	4,096,007
Less: Fee waiver and/or expense reimbursement	(65,605)

Net expenses	4,030,402

NET INVESTMENT INCOME (LOSS)	4,512,550

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $5,605)	(68,824,749)
Futures transactions	(15,935,317)
Forward currency contract transactions	56,738
Swap agreements transactions	(165,602)
Foreign currency transactions	(119,448)

(84,988,378)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $2,467)	(20,749,044)
Futures	1,266,214
Forward currency contracts	(79,372)
Swap agreements	4,580
Foreign currencies.	(1,574)

(19,559,196)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(104,547,574)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(100,035,024)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS	$4,512,550	$13,097,465
Net investment income (loss)
Net realized gain (loss) on investment and foreign currency transactions	(84,988,378)	75,212,790
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(19,559,196)	83,385,320

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(100,035,024)	171,695,575

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [37,985,268 and 9,390,729 shares, respectively]	553,156,737	147,372,303
Portfolio shares repurchased [35,273,837 and 1,970,846 shares, respectively]	(487,207,527)	(31,372,052)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	65,949,210	116,000,251

CAPITAL CONTRIBUTIONS	—	5,567

TOTAL INCREASE (DECREASE)	(34,085,814)	287,701,393
NET ASSETS:
Beginning of period	984,860,379	697,158,986

End of period	$950,774,565	$984,860,379

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 87.5%

COMMON STOCKS — 54.4%
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc.*	26,605	$1,054,622
Boeing Co. (The)	154,535	28,326,266
BWX Technologies, Inc.	40,297	2,282,422
Cubic Corp.(a)	50,300	2,415,909
HEICO Corp. (Class A Stock)	12,698	1,031,586
Kratos Defense & Security Solutions, Inc.*(a)	61,986	968,841
L3Harris Technologies, Inc.	75,049	12,733,564
Meggitt PLC (United Kingdom)	2,208,301	8,080,959
Northrop Grumman Corp.	30,642	9,420,577
Raytheon Technologies Corp.	29,059	1,790,616
Safran SA (France)*	91,967	9,267,242
Textron, Inc.	292,917	9,639,898
Triumph Group, Inc.(a)	213,100	1,920,031

		88,932,533

Air Freight & Logistics — 0.2%
FedEx Corp.	44,029	6,173,747
United Parcel Service, Inc. (Class B Stock)	204,629	22,750,652

		28,924,399

Airlines — 0.1%
Alaska Air Group, Inc.	92,531	3,355,174
Allegiant Travel Co.(a)	35,500	3,876,955
United Airlines Holdings, Inc.*(a)	152,075	5,263,316

		12,495,445

Auto Components — 0.4%
Aptiv PLC	95,834	7,467,385
Autoliv, Inc. (Sweden), SDR	110,379	7,159,395
Denso Corp. (Japan)	160,200	6,248,516
Gentherm, Inc.*	62,300	2,423,470
Magna International, Inc. (Canada)(a)	483,156	21,514,937
Stanley Electric Co. Ltd. (Japan)	298,200	7,180,485
Sumitomo Rubber Industries Ltd. (Japan)	338,900	3,340,727

		55,334,915

Automobiles — 0.5%
Ferrari NV (Italy)(a)	63,671	10,888,378
Honda Motor Co. Ltd. (Japan)	180,900	4,621,991
Suzuki Motor Corp. (Japan)	235,700	8,000,044
Tesla, Inc.*(a)	22,700	24,511,687
Toyota Motor Corp. (Japan)	359,100	22,516,681

		70,538,781

Banks — 2.6%
Australia & New Zealand Banking Group Ltd. (Australia)	564,388	7,331,842
Bank of America Corp.	110,558	2,625,753
BankUnited, Inc.	135,555	2,744,989
BNP Paribas SA (France)*	338,972	13,552,512
BOK Financial Corp.(a)	16,403	925,785
Bridge Bancorp, Inc.	45,683	1,043,400
Citigroup, Inc.	240,768	12,303,245

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Close Brothers Group PLC (United Kingdom)	182,459	$2,505,532
DBS Group Holdings Ltd. (Singapore)	411,462	6,169,282
DNB ASA (Norway)*	1,246,298	16,542,515
East West Bancorp, Inc.	86,000	3,116,640
Erste Group Bank AG (Austria)*	231,621	5,482,270
Fifth Third Bancorp .	1,319,622	25,442,312
First Republic Bank	84,752	8,982,865
Home BancShares, Inc.	168,536	2,592,084
ING Groep NV (Netherlands)	1,884,948	13,187,437
Intesa Sanpaolo SpA (Italy)*	3,257,898	6,274,123
JPMorgan Chase & Co.	522,818	49,176,261
Lloyds Banking Group PLC (United Kingdom)	21,655,804	8,389,263
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,891,400	7,416,344
National Bank Holdings Corp. (Class A Stock)	77,100	2,081,700
National Bank of Canada (Canada)	326,982	14,817,275
Pacific Premier Bancorp, Inc.	102,157	2,214,764
Pinnacle Financial Partners, Inc.(a)	63,168	2,652,424
PNC Financial Services Group, Inc. (The)	237,229	24,958,863
Popular, Inc. (Puerto Rico)	60,900	2,263,653
Prosperity Bancshares, Inc.(a)	43,110	2,559,872
Seacoast Banking Corp. of Florida*	104,400	2,129,760
Signature Bank	39,837	4,259,372
South State Corp.	40,936	1,951,010
Standard Chartered PLC (United Kingdom)	589,213	3,247,109
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	227,581	6,384,528
SVB Financial Group*	37,008	7,976,334
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	1,287,149	12,271,441
Towne Bank	112,200	2,113,848
United Overseas Bank Ltd. (Singapore)	700,700	10,202,425
Webster Financial Corp.	91,238	2,610,319
Wells Fargo & Co.	1,477,724	37,829,734
Westamerica BanCorp(a)	35,300	2,026,926
Western Alliance Bancorp	111,495	4,222,316

		344,578,127

Beverages — 0.8%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	11,000	5,903,150
Coca-Cola Co. (The)	457,324	20,433,236
Diageo PLC (United Kingdom)	409,582	13,628,113
Keurig Dr. Pepper, Inc.(a)	381,047	10,821,735
Kirin Holdings Co. Ltd. (Japan)	339,000	7,149,029
Monster Beverage Corp.*	228,444	15,835,738
PepsiCo, Inc.(a)	273,076	36,117,032

		109,888,033

Biotechnology — 1.5%
AbbVie, Inc.	541,026	53,117,933
Acceleron Pharma, Inc.*	48,700	4,639,649
Agios Pharmaceuticals, Inc.*	41,360	2,211,933
Aimmune Therapeutics, Inc.*(a)	182,800	3,054,588

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Biotechnology (cont’d.)
Alexion Pharmaceuticals, Inc.*	40,418	$4,536,516
Alkermes PLC*	89,500	1,736,748
Alnylam Pharmaceuticals, Inc.*	24,000	3,554,640
Amgen, Inc.	113,612	26,796,526
Ascendis Pharma A/S (Denmark), ADR*	27,113	4,010,013
Biogen, Inc.*	32,150	8,601,732
BioMarin Pharmaceutical, Inc.*(a)	36,230	4,468,608
CSL Ltd. (Australia)	23,881	4,771,248
Exact Sciences Corp.*(a)	53,200	4,625,208
Exelixis, Inc.*	159,100	3,777,034
Gilead Sciences, Inc.	69,452	5,343,637
Global Blood Therapeutics, Inc.*(a)	49,300	3,112,309
Homology Medicines, Inc.*(a)	91,814	1,394,655
Immunomedics, Inc.*(a)	152,500	5,404,600
Incyte Corp.*	83,814	8,714,142
Insmed, Inc.*	156,358	4,306,099
Ionis Pharmaceuticals, Inc.*(a)	19,435	1,145,888
Moderna, Inc.*(a)	10,081	647,301
Neurocrine Biosciences, Inc.*(a)	40,000	4,880,000
Regeneron Pharmaceuticals, Inc.*	12,579	7,844,893
Sage Therapeutics, Inc.*(a)	80,020	3,327,232
Seattle Genetics, Inc.*	40,500	6,881,760
Ultragenyx Pharmaceutical, Inc.*(a)	51,500	4,028,330
Vertex Pharmaceuticals, Inc.*	46,869	13,606,539
Xencor, Inc.*(a)	34,100	1,104,499

		201,644,260

Building Products — 0.1%
Armstrong World Industries, Inc.(a)	32,300	2,518,108
Carrier Global Corp.	29,496	655,401
Gibraltar Industries, Inc.*	45,700	2,194,057
Insteel Industries, Inc.	43,500	829,545
Johnson Controls International PLC	261,859	8,939,866

		15,136,977

Capital Markets — 1.1%
Blackstone Group, Inc. (The) (Class A Stock)(a)	78,866	4,468,548
Cboe Global Markets, Inc.	10,985	1,024,681
Charles Schwab Corp. (The)	57,652	1,945,178
CME Group, Inc.	99,791	16,220,029
E*TRADE Financial Corp.	236,788	11,775,467
FactSet Research Systems, Inc.(a)	6,000	1,970,820
Goldman Sachs Group, Inc. (The)	77,843	15,383,334
Intercontinental Exchange, Inc.	168,825	15,464,370
KKR & Co., Inc.(a)	313,448	9,679,274
Lazard Ltd. (Class A Stock)(a)	58,836	1,684,475
Macquarie Group Ltd. (Australia)	157,137	13,040,927
Morgan Stanley	262,730	12,689,859
Raymond James Financial, Inc.	68,632	4,723,940
State Street Corp.(a)	55,672	3,537,956
TD Ameritrade Holding Corp.	382,448	13,913,458
Tradeweb Markets, Inc. (Class A Stock)(a)	170,349	9,904,091
Virtus Investment Partners, Inc.(a)	22,385	2,603,152
XP, Inc. (Brazil) (Class A Stock)*	45,725	1,920,907

		141,950,466

	Shares	Value

COMMON STOCKS (continued)
Chemicals — 1.3%
Air Liquide SA (France)	95,724	$13,875,688
Air Products & Chemicals, Inc.	7,452	1,799,360
Akzo Nobel NV (Netherlands)	4,827	435,765
Asahi Kasei Corp. (Japan)	1,158,200	9,507,105
Axalta Coating Systems Ltd.*	54,900	1,237,995
BASF SE (Germany)	176,224	9,921,310
Cabot Corp.	64,600	2,393,430
Celanese Corp.	56,003	4,835,299
CF Industries Holdings, Inc.	137,942	3,881,688
Covestro AG (Germany), 144A*	170,997	6,543,157
Croda International PLC (United Kingdom)	7,506	490,128
DuPont de Nemours, Inc.	213,361	11,335,870
Element Solutions, Inc.*	110,072	1,194,281
Huntsman Corp.	17,505	314,565
Johnson Matthey PLC (United Kingdom)	354,765	9,267,656
Koninklijke DSM NV (Netherlands)	5,630	783,859
Linde PLC (United Kingdom)	175,736	37,275,363
Minerals Technologies, Inc.	55,100	2,585,843
PPG Industries, Inc.	135,229	14,342,388
Quaker Chemical Corp.(a)	3,447	639,935
RPM International, Inc.	136,195	10,222,797
Sherwin-Williams Co. (The)	16,267	9,399,886
Shin-Etsu Chemical Co. Ltd. (Japan)	3,000	351,117
Symrise AG (Germany)	3,323	387,176
Tosoh Corp. (Japan)	106,800	1,456,564
Umicore SA (Belgium)	212,640	10,064,083
Victrex PLC (United Kingdom)	13,750	334,897
Westlake Chemical Corp.(a)	133,473	7,160,826

		172,038,031

Commercial Services & Supplies — 0.1%
HNI Corp.	76,300	2,332,491
IAA, Inc.*	29,800	1,149,386
KAR Auction Services, Inc.	151,000	2,077,760
Mobile Mini, Inc.	80,750	2,382,125
Waste Connections, Inc.	116,409	10,918,000

		18,859,762

Communications Equipment — 0.5%
Cisco Systems, Inc.	815,040	38,013,466
Lumentum Holdings, Inc.*(a)	34,900	2,841,907
Motorola Solutions, Inc.	71,483	10,016,913
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,828,725	16,959,121

		67,831,407

Construction & Engineering — 0.0%
Aegion Corp.*	99,500	1,579,065
Jacobs Engineering Group, Inc.	3,239	274,667
Valmont Industries, Inc.	7,800	886,236

		2,739,968

Consumer Finance — 0.2%
Ally Financial, Inc.	637,078	12,633,257
Capital One Financial Corp.	264,973	16,584,660

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Consumer Finance (cont’d.)
SLM Corp.(a)	550,500	$3,870,015

		33,087,932

Containers & Packaging — 0.2%
Amcor PLC, CDI	706,620	7,143,704
Avery Dennison Corp.	64,030	7,305,183
Ball Corp.	13,304	924,495
DS Smith PLC (United Kingdom)	96,690	395,540
Graphic Packaging Holding Co.(a)	162,900	2,278,971
International Paper Co.(a)	109,170	3,843,876
Myers Industries, Inc.	143,800	2,092,290
Packaging Corp. of America(a)	43,310	4,322,338
Sealed Air Corp.	75,129	2,467,988
Silgan Holdings, Inc.	11,373	368,371
Verallia SA (France), 144A(a)	13,142	378,307
Westrock Co.	13,350	377,271

		31,898,334

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	30,700	3,598,040
frontdoor, Inc.*	34,000	1,507,220
Service Corp. International	76,530	2,976,252
ServiceMaster Global Holdings, Inc.*	89,500	3,194,255

		11,275,767

Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. (Class B Stock)*	273,124	48,755,365
Challenger Ltd. (Australia)	1,462,644	4,516,500
Element Fleet Management Corp. (Canada)	1,530,479	11,419,971
Equitable Holdings, Inc.	833,487	16,077,964
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,071,100	5,069,690
Voya Financial, Inc.(a)	151,373	7,061,550

		92,901,040

Diversified Telecommunication Services — 0.8%
AT&T, Inc.(a)	1,068,291	32,294,437
GCI Liberty, Inc. (Class A Stock)*	66,500	4,729,480
KT Corp. (South Korea)	199,041	3,923,065
Liberty Global PLC (United Kingdom) (Class C Stock)*(a)	170,432	3,665,992
Nippon Telegraph & Telephone Corp. (Japan)	1,445,300	33,683,068
Telecom Italia SpA (Italy), RSP	11,252,710	4,383,873
Verizon Communications, Inc.	459,770	25,347,120

		108,027,035

Electric Utilities — 0.6%
American Electric Power Co., Inc.	98,920	7,877,989
Entergy Corp.	63,369	5,944,646
NextEra Energy, Inc.	139,830	33,582,971
OGE Energy Corp.	71,474	2,169,951
PNM Resources, Inc.(a)	81,800	3,144,392
Southern Co. (The)	415,490	21,543,156
Xcel Energy, Inc.	7,900	493,750

		74,756,855

	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	698,134	$15,833,971
Legrand SA (France)	112,946	8,635,868
Melrose Industries PLC (United Kingdom)	5,361,911	7,655,046
Mitsubishi Electric Corp. (Japan)	1,376,600	17,891,478
Prysmian SpA (Italy)	413,029	9,604,050
Schneider Electric SE (France)	4,394	491,777
Sensata Technologies Holding PLC*(a)	77,900	2,900,217

		63,012,407

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	154,886	14,839,628
Belden, Inc.(a)	65,850	2,143,418
CDW Corp.	90,407	10,503,485
Cognex Corp.	64,300	3,839,996
Coherent, Inc.*	19,200	2,514,816
Hamamatsu Photonics KK (Japan)	199,200	8,633,106
Keysight Technologies, Inc.*	22,476	2,265,131
Largan Precision Co. Ltd. (Taiwan)	56,000	7,767,480
Littelfuse, Inc.	13,997	2,388,308
Murata Manufacturing Co. Ltd. (Japan)	208,900	12,248,031
National Instruments Corp.	56,270	2,178,212
Omron Corp. (Japan)	111,800	7,485,683

		76,807,294

Energy Equipment & Services — 0.2%
ChampionX Corp.*	37,317	364,214
Dril-Quip, Inc.*(a)	28,889	860,603
Halliburton Co.(a)	892,368	11,582,937
NexTier Oilfield Solutions, Inc.*	439,300	1,076,285
Schlumberger Ltd.	185,824	3,417,303
Tenaris SA (Luxembourg)	73,096	476,293
Tidewater, Inc.*(a)	56,965	318,434
Worley Ltd. (Australia)	1,100,100	6,690,045

		24,786,114

Entertainment — 0.7%
Activision Blizzard, Inc.	31,654	2,402,539
Electronic Arts, Inc.*	111,976	14,786,431
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	59,403	1,883,669
Netflix, Inc.*	102,462	46,624,308
Walt Disney Co. (The)	211,054	23,534,632
Zynga, Inc. (Class A Stock)*(a)	457,700	4,366,458

		93,598,037

Equity Real Estate Investment Trusts (REITs) — 1.7%
Acadia Realty Trust	232,610	3,019,278
Alexander & Baldwin, Inc.	226,437	2,760,267
Alexandria Real Estate Equities, Inc.	36,042	5,847,815
American Campus Communities, Inc.	74,222	2,594,801
American Tower Corp.	78,850	20,385,879
AvalonBay Communities, Inc.	92,359	14,282,396
Boston Properties, Inc.	3,717	335,942
Camden Property Trust	68,464	6,245,286
Canadian Apartment Properties REIT (Canada)	14,554	520,904
Cedar Realty Trust, Inc.	158,207	156,625

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle International Corp.	43,206	$7,230,524
CubeSmart.	145,691	3,932,200
CyrusOne, Inc.	3,982	289,691
Derwent London PLC (United Kingdom)	19,178	659,940
Digital Realty Trust, Inc.(a)	8,375	1,190,171
Douglas Emmett, Inc.	146,197	4,482,400
EastGroup Properties, Inc.	30,928	3,668,370
EPR Properties	983	32,567
Equinix, Inc.	9,762	6,855,853
Equity Commonwealth	72,500	2,334,500
Equity LifeStyle Properties, Inc.	67,239	4,201,093
Equity Residential	153,489	9,028,223
Essex Property Trust, Inc.	26,559	6,086,526
Federal Realty Investment Trust	8,974	764,675
First Industrial Realty Trust, Inc.	63,773	2,451,434
Frasers Centrepoint Trust (Singapore)	180,000	300,523
Gecina SA (France)	2,882	357,064
Goodman Group (Australia)	78,353	809,782
Great Portland Estates PLC (United Kingdom)	925,799	7,253,549
Healthcare Realty Trust, Inc.(a)	89,297	2,615,509
Healthcare Trust of America, Inc. (Class A Stock)	51,797	1,373,656
Highwoods Properties, Inc.	11,500	429,295
Hoshino Resorts REIT, Inc. (Japan)	71	308,036
Host Hotels & Resorts, Inc.	22,358	241,243
Hudson Pacific Properties, Inc.	41,513	1,044,467
Industrial & Infrastructure Fund
Investment Corp. (Japan)	398	644,472
Inmobiliaria Colonial Socimi SA (Spain)*	37,795	334,235
Invitation Homes, Inc.	45,000	1,238,850
JBG SMITH Properties	161,546	4,776,915
Kilroy Realty Corp.	10,941	642,237
Mapletree Industrial Trust (Singapore)	368,600	765,308
Mirvac Group (Australia)	447,834	671,967
Mitsui Fudosan Logistics Park, Inc. (Japan)	146	653,064
Mori Hills REIT Investment Corp. (Japan)	87	109,792
National Retail Properties, Inc.	2,151	76,317
Nippon Accommodations Fund, Inc. (Japan)	107	621,394
Nippon Prologis REIT, Inc. (Japan)	186	565,493
Paramount Group, Inc.	227,200	1,751,712
Pebblebrook Hotel Trust(a)	7,052	96,330
PotlatchDeltic Corp.(a)	72,403	2,753,486
Prologis, Inc.	284,743	26,575,064
PS Business Parks, Inc.	20,314	2,689,574
Public Storage	11,561	2,218,440
Rayonier, Inc.(a)	124,389	3,083,603
Realty Income Corp.	3,993	237,584
Regency Centers Corp.	27,733	1,272,667
Rexford Industrial Realty, Inc.	79,643	3,299,610
Saul Centers, Inc.	28,200	910,014
SBA Communications Corp.	5,898	1,757,132
Scentre Group (Australia)	2,216,372	3,342,660
Shaftesbury PLC (United Kingdom)	22,771	149,197

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Simon Property Group, Inc.(a)	99,016	$6,770,714
SL Green Realty Corp.(a)	124,347	6,129,064
Spirit Realty Capital, Inc.	862	30,049
Summit Industrial Income REIT (Canada)(a)	75,339	635,409
Sun Communities, Inc.	11,941	1,620,155
Sunstone Hotel Investors, Inc.	102,638	836,500
Terreno Realty Corp.	87,838	4,623,792
UNITE Group PLC (The) (United Kingdom)* .	60,778	708,397
Urban Edge Properties	22,959	272,523
Urstadt Biddle Properties, Inc. (Class A Stock)	86,150	1,023,462
VEREIT, Inc.	708,709	4,556,999
Vornado Realty Trust(a)	6,567	250,925
Washington Real Estate Investment Trust	87,700	1,946,940
Welltower, Inc.	26,438	1,368,167
Weyerhaeuser Co.	222,138	4,989,220
WP Carey, Inc.	34,357	2,324,251

		223,414,168

Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	23,000	3,438,960
Costco Wholesale Corp.	81,890	24,829,867
Seven & i Holdings Co. Ltd. (Japan)	423,200	13,815,384
Sprouts Farmers Market, Inc.*	80,270	2,054,109
Walmart, Inc.	159,751	19,134,975
Welcia Holdings Co. Ltd. (Japan)	80,800	6,505,484

		69,778,779

Food Products — 1.0%
Bunge Ltd.	62,000	2,550,060
Conagra Brands, Inc.(a)	508,462	17,882,609
Flowers Foods, Inc.	75,000	1,677,000
Mondelez International, Inc. (Class A Stock)	443,432	22,672,678
Mriya Agro Holding PLC (Ukraine)*^	1,223	15
Mriya Recovery Certificates (Ukraine)^	1,359,527	15,274
Nestle SA (Switzerland)	587,496	65,155,023
Post Holdings, Inc.*	31,300	2,742,506
Sanderson Farms, Inc.	5,980	693,022
TreeHouse Foods, Inc.*(a)	61,100	2,676,180
Tyson Foods, Inc. (Class A Stock)	121,202	7,236,971
Wilmar International Ltd. (China)	3,148,600	9,265,705

		132,567,043

Gas Utilities — 0.1%
Atmos Energy Corp.	81,236	8,089,481
Beijing Enterprises Holdings Ltd. (China)	1,310,500	4,395,502
Chesapeake Utilities Corp.	33,220	2,790,480
National Fuel Gas Co.(a)	8,756	367,139
ONE Gas, Inc.	34,398	2,650,366
Southwest Gas Holdings, Inc.	28,463	1,965,370

		20,258,338

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	141,314	$12,920,339
Alcon, Inc. (Switzerland)*	83,231	4,818,840
Atrion Corp.	3,000	1,911,030
Avanos Medical, Inc.*	71,300	2,095,507
Becton, Dickinson & Co.(a)	146,130	34,964,525
Cooper Cos., Inc. (The)	8,342	2,366,125
Danaher Corp	123,482	21,835,322
DexCom, Inc.*(a)	8,656	3,509,142
Elekta AB (Sweden) (Class B Stock)	893,769	8,366,260
GenMark Diagnostics, Inc.*	310,222	4,563,366
Hologic, Inc.*	145,112	8,271,384
Insulet Corp.*	4,604	894,373
Intuitive Surgical, Inc.*(a)	59,041	33,643,333
Koninklijke Philips NV (Netherlands)*	736,542	34,550,785
Masimo Corp.*	3,160	720,448
Medtronic PLC	52,922	4,852,947
Penumbra, Inc.*(a)	13,300	2,378,306
Siemens Healthineers AG (Germany), 144A	260,337	12,532,920
Stryker Corp.	97,452	17,559,876

		212,754,828

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*(a)	125,000	3,140,000
Anthem, Inc.	60,915	16,019,427
Centene Corp.*	315,662	20,060,320
Cigna Corp.	129,841	24,364,664
CVS Health Corp.	151,211	9,824,179
Fresenius SE & Co. KGaA (Germany)*	318,315	15,906,101
HCA Healthcare, Inc .	89,651	8,701,526
Humana, Inc.	32,570	12,629,018
McKesson Corp.	16,834	2,582,672
Molina Healthcare, Inc.*	25,927	4,614,487
Select Medical Holdings Corp.*	130,700	1,925,211
UnitedHealth Group, Inc	141,541	41,747,518

		161,515,123

Health Care Technology — 0.1%
Teladoc Health, Inc.*(a)	9,141	1,744,468
Veeva Systems, Inc. (Class A Stock)*	41,602	9,752,341

		11,496,809

Hotels, Restaurants & Leisure — 0.8%
Aramark	194,100	4,380,837
Choice Hotels International, Inc.(a)	37,000	2,919,300
Compass Group PLC (United Kingdom)	526,360	7,289,949
Darden Restaurants, Inc.	25,457	1,928,877
Dunkin’ Brands Group, Inc.(a)	43,900	2,863,597
Hilton Worldwide Holdings, Inc.	150,267	11,037,111
Jack in the Box, Inc.	52,973	3,924,770
Marriott International, Inc. (Class A Stock)(a)	124,544	10,677,157
McDonald’s Corp.	172,936	31,901,504
MGM Resorts International(a)	141,478	2,376,830
Red Robin Gourmet Burgers, Inc.*(a)	63,500	647,700
Starbucks Corp.(a)	156,098	11,487,252
Vail Resorts, Inc.	11,100	2,021,865

	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Wynn Resorts Ltd.	80,447	$5,992,497
Yum! Brands, Inc.	145,768	12,668,697

		112,117,943

Household Durables — 0.3%
Meritage Homes Corp.*	39,000	2,968,680
Panasonic Corp. (Japan)	960,400	8,379,880
Persimmon PLC (United Kingdom)*	295,155	8,397,030
Sony Corp. (Japan)	158,600	10,912,649
Tempur Sealy International, Inc.*(a)	71,500	5,144,425
TRI Pointe Group, Inc.*	286,930	4,215,002

		40,017,666

Household Products — 0.5%
Kimberly-Clark Corp.	88,757	12,545,802
Procter & Gamble Co. (The)	417,969	49,976,553

		62,522,355

Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd. (Japan)	405,400	7,690,827

Industrial Conglomerates — 0.9%
CK Hutchison Holdings Ltd. (United Kingdom)	971,693	6,248,370
DCC PLC (United Kingdom)	121,890	10,206,965
General Electric Co.(a)	2,964,243	20,245,780
Honeywell International, Inc.	201,029	29,066,783
Roper Technologies, Inc.	58,371	22,663,124
Siemens AG (Germany)	320,003	37,970,733

		126,401,755

Insurance — 2.0%
AIA Group Ltd. (Hong Kong)	976,600	9,129,310
American International Group, Inc	594,989	18,551,757
Arch Capital Group Ltd.*	35,200	1,008,480
Aviva PLC (United Kingdom)	1,686,900	5,756,619
AXA SA (France)*(a)	1,150,948	24,283,584
Axis Capital Holdings Ltd.	69,822	2,831,980
Chubb Ltd.(a)	200,319	25,364,392
CNA Financial Corp.	8,900	286,135
Direct Line Insurance Group PLC (United Kingdom)	1,015,863	3,423,860
Fidelity National Financial, Inc.	96,400	2,955,624
First American Financial Corp.(a)	75,500	3,625,510
Hanover Insurance Group, Inc. (The)	10,744	1,088,689
Kemper Corp.	36,900	2,675,988
Markel Corp.*	2,500	2,307,925
Marsh & McLennan Cos., Inc.	97,457	10,463,958
MetLife, Inc.(a)	400,405	14,622,791
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	101,574	26,490,861
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	11,276,000	9,342,798
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	761,500	7,644,785
Progressive Corp. (The)	136,033	10,897,604
Sampo OYJ (Finland) (Class A Stock)	389,722	13,478,505

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Insurance (cont’d.)
Selective Insurance Group, Inc.	42,400	$2,236,176
State Auto Financial Corp.	85,100	1,519,035
Storebrand ASA (Norway)*	1,590,321	8,237,767
Sun Life Financial, Inc. (Canada)	415,484	15,268,486
Tokio Marine Holdings, Inc. (Japan)	366,800	15,972,583
Willis Towers Watson PLC	62,101	12,230,792
Zurich Insurance Group AG (Switzerland)	43,393	15,369,563

		267,065,557

Interactive Media & Services — 2.6%
Alphabet, Inc. (Class A Stock)*	44,155	62,613,998
Alphabet, Inc. (Class C Stock)*	78,133	110,449,590
Baidu, Inc. (China), ADR*	30,611	3,669,953
Facebook, Inc. (Class A Stock)*	537,447	122,038,090
IAC/InterActiveCorp*	19,300	6,241,620
JOYY, Inc. (China), ADR*(a)	110,676	9,800,360
Match Group, Inc.*(a)	33,078	3,541,000
NAVER Corp. (South Korea)	38,045	8,513,286
Snap, Inc. (Class A Stock)*(a)	188,300	4,423,167
Tencent Holdings Ltd. (China)	129,700	8,363,256
Z Holdings Corp. (Japan)	1,665,500	8,132,149

		347,786,469

Internet & Direct Marketing Retail — 2.1%
Alibaba Group Holding Ltd. (China), ADR*	32,787	7,072,156
Amazon.com, Inc.*	82,615	227,919,914
ASOS PLC (United Kingdom)*	304,728	13,051,547
Booking Holdings, Inc.*	12,154	19,353,300
Etsy, Inc.*	62,840	6,675,493
Wayfair, Inc. (Class A Stock)*(a)	5,737	1,133,689
Zalando SE (Germany), 144A*	179,088	12,707,756

		287,913,855

IT Services — 2.6%
Accenture PLC (Class A Stock)	142,784	30,658,581
Amadeus IT Group SA (Spain)	149,991	7,845,522
Black Knight, Inc.*	73,575	5,338,602
Booz Allen Hamilton Holding Corp.	53,272	4,144,029
Broadridge Financial Solutions, Inc.	6,700	845,473
Cognizant Technology Solutions Corp. (Class A Stock)	231,588	13,158,830
EPAM Systems, Inc.*	14,074	3,546,789
Euronet Worldwide, Inc.*	24,107	2,309,933
Fidelity National Information Services, Inc.	246,826	33,096,898
Fiserv, Inc.*	301,652	29,447,268
FleetCor Technologies, Inc.*	79,629	20,029,082
Global Payments, Inc.	162,386	27,543,913
GoDaddy, Inc. (Class A Stock)*	25,737	1,887,294
Mastercard, Inc. (Class A Stock)(a)	164,826	48,739,048
NTT Data Corp. (Japan)	954,900	10,619,240
Okta, Inc.*	14,159	2,835,057
PayPal Holdings, Inc.*	58,682	10,224,165
Square, Inc. (Class A Stock)*	40,100	4,208,094
Twilio, Inc. (Class A Stock)*(a)	36,601	8,030,991
VeriSign, Inc.*	30,285	6,263,847

	Shares	Value
COMMON STOCKS (continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	362,321	$69,989,548
WEX, Inc.*(a)	32,600	5,379,326

		346,141,530

Leisure Products — 0.0%
Peloton Interactive, Inc. (Class A Stock)*	20,926	1,208,895

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	160,904	14,219,087
Bruker Corp.	59,180	2,407,443
Evotec SE (Germany)*(a)	195,144	5,338,085
PRA Health Sciences, Inc.*(a)	31,349	3,049,944
Thermo Fisher Scientific, Inc.	87,442	31,683,734

		56,698,293

Machinery — 1.2%
AGCO Corp.	52,679	2,921,577
Atlas Copco AB (Sweden) (Class B Stock)	8,041	297,433
Bucher Industries AG (Switzerland)	1,467	424,484
Caterpillar, Inc.	4,784	605,176
Chart Industries, Inc.*	101,400	4,916,886
Cummins, Inc.	97,141	16,830,650
Deere & Co.	2,451	385,175
Epiroc AB (Sweden) (Class B Stock)	48,399	594,142
Flowserve Corp.	183,328	5,228,515
Fortive Corp.	144,604	9,783,907
Graco, Inc.(a)	60,200	2,888,998
Helios Technologies, Inc.(a)	60,000	2,235,000
Hillenbrand, Inc.	104,359	2,824,998
Illinois Tool Works, Inc.(a)	27,079	4,734,763
Ingersoll Rand, Inc.*(a)	244,078	6,863,473
KION Group AG (Germany)	165,456	10,284,550
Knorr-Bremse AG (Germany)	76,208	7,743,078
Meritor, Inc.*	196,200	3,884,760
Middleby Corp. (The)*(a)	54,600	4,310,124
Mueller Water Products, Inc. (Class A Stock)	239,000	2,253,770
Otis Worldwide Corp.	195,076	11,092,021
PACCAR, Inc.	240,552	18,005,317
Parker-Hannifin Corp.	42,191	7,732,345
RBC Bearings, Inc.*	18,300	2,452,932
SMC Corp. (Japan)	10,100	5,174,297
Snap-on, Inc.(a)	26,609	3,685,613
Stanley Black & Decker, Inc.	57,006	7,945,496
THK Co. Ltd. (Japan)	358,900	8,953,407
Toro Co. (The)	4,666	309,542
Valmet OYJ (Finland)(a)	16,980	445,816
Weir Group PLC (The) (United Kingdom)	24,682	326,945
Westinghouse Air Brake Technologies Corp.	122,418	7,047,604

		163,182,794

Marine — 0.0%
Kirby Corp.*	6,000	321,360

Media — 0.9%
Cable One, Inc.	3,033	5,383,120

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media (cont’d.)
Charter Communications, Inc. (Class A Stock)*	34,040	$17,361,762
Comcast Corp. (Class A Stock)(a)	1,383,440	53,926,491
CyberAgent, Inc. (Japan)	200,500	9,835,504
DISH Network Corp. (Class A Stock)*	34,347	1,185,315
iHeartMedia, Inc. (Class A Stock)*	87	726
Liberty Broadband Corp. (Class C Stock)*	178,653	22,145,826
Stroeer SE & Co. KGaA (Germany)(a)	95,465	6,460,901
WPP PLC (United Kingdom)	1,042,990	8,182,099

		124,481,744

Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (Canada)	17,908	1,146,687
Alacer Gold Corp.*	16,957	116,536
Alamos Gold, Inc. (Canada) (Class A Stock), (XTSE)	17,850	166,456
Alrosa PJSC (Russia)	504,830	462,795
Anglo American Platinum Ltd. (South Africa)	8,138	589,936
Anglo American PLC (South Africa)	47,633	1,115,379
AngloGold Ashanti Ltd. (Australia)	35,998	1,051,830
Antofagasta PLC (Chile)	881,844	10,294,252
ArcelorMittal SA (Luxembourg)*	53,709	576,214
B2Gold Corp. (Canada)	83,110	472,606
Barrick Gold Corp. (Canada)	128,216	3,450,008
BHP Group Ltd. (Australia)	556,691	13,871,965
BHP Group PLC (Australia)	538,304	11,118,402
BlueScope Steel Ltd. (Australia)	15,592	126,741
Boliden AB (Sweden)	74,703	1,712,459
Carpenter Technology Corp.	92,900	2,255,612
Centamin PLC (Egypt)	71,897	163,323
Centerra Gold, Inc. (Kyrgyzstan)	4,634	51,713
China Steel Corp. (Taiwan)	961,000	674,020
Cia de Minas Buenaventura SAA (Peru), ADR	27,300	249,522
Commercial Metals Co.	119,400	2,435,760
ERO Copper Corp. (Canada)*	40,477	586,463
Evolution Mining Ltd. (Australia)	130,683	517,547
First Quantum Minerals Ltd. (Zambia)	31,239	248,973
Fortescue Metals Group Ltd. (Australia)	49,603	478,861
Franco-Nevada Corp. (Canada)	19,363	2,704,915
Freeport-McMoRan, Inc.	67,952	786,205
Glencore PLC (Australia)*	388,255	831,385
Gold Fields Ltd. (South Africa)	66,910	625,200
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	154,800	359,648
IGO Ltd. (Australia)	2,514,126	8,457,399
Impala Platinum Holdings Ltd. (South Africa)	152,904	1,028,082
Industrias Penoles SAB de CV (Mexico)	33,617	345,304
JFE Holdings, Inc. (Japan)	41,200	296,156
Kinross Gold Corp. (Canada)*	92,132	665,066
Kirkland Lake Gold Ltd. (Canada)	45,651	1,879,708
Lundin Mining Corp. (Chile)	129,355	693,654
MMC Norilsk Nickel PJSC (Russia)	2,786	733,886
Newcrest Mining Ltd. (Australia)	59,606	1,317,336
Newmont Corp.	58,127	3,588,761

	Shares	Value
COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Nippon Steel Corp. (Japan)	42,900	$406,307
Norsk Hydro ASA (Norway)*	230,758	643,234
Northam Platinum Ltd. (South Africa)*	81,269	549,060
Northern Star Resources Ltd. (Australia)	250,096	2,351,493
Nucor Corp.	16,747	693,493
Osisko Gold Royalties Ltd. (Canada)	7,472	74,632
OZ Minerals Ltd. (Australia)	44,931	344,757
Pan American Silver Corp. (Canada)	14,010	425,480
Polymetal International PLC (Russia)	20,000	372,490
Polyus PJSC (Russia)	2,500	422,384
POSCO (South Korea)	4,172	609,779
Regis Resources Ltd. (Australia)	27,232	98,971
Reliance Steel & Aluminum Co.	10,287	976,545
Rio Tinto Ltd. (Australia)	77,976	5,294,364
Rio Tinto PLC (Australia)	101,761	5,775,809
Sandstorm Gold Ltd. (Canada)*	10,654	102,255
Saracen Mineral Holdings Ltd. (Australia)*	40,839	155,493
SEMAFO, Inc. (Canada)*	27,529	93,886
Sibanye Stillwater Ltd. (South Africa)*	206,365	451,222
South32 Ltd. (Australia)	4,104,029	5,819,947
Southern Copper Corp. (Peru)(a)	21,946	872,792
Steel Dynamics, Inc.	122,808	3,204,061
Sumitomo Metal Mining Co. Ltd. (Japan)	10,800	302,698
Teck Resources Ltd. (Canada) (Class B Stock)	31,545	328,699
thyssenkrupp AG (Germany)*	32,417	231,981
Torex Gold Resources, Inc. (Canada)*	5,320	83,821
Vale SA (Brazil)	207,633	2,144,636
voestalpine AG (Austria)	11,195	241,316
Wheaton Precious Metals Corp. (Brazil)	35,347	1,554,633
Yamana Gold, Inc. (Canada)	77,579	421,724
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	748,000	356,015

		113,650,742

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	88,222	578,736
Redwood Trust, Inc.(a)	405,100	2,835,700

		3,414,436

Multiline Retail — 0.2%
Dollar General Corp.	71,469	13,615,559
Dollar Tree, Inc.*	71,847	6,658,780
Next PLC (United Kingdom)	121,689	7,394,648
Ollie’s Bargain Outlet Holdings, Inc.*(a)	51,417	5,020,870

		32,689,857

Multi-Utilities — 0.7%
Ameren Corp.(a)	285,389	20,079,970
Engie SA (France)*	1,328,153	16,487,548
National Grid PLC (United Kingdom)	1,016,208	12,491,227
NiSource, Inc.	581,567	13,224,834
Sempra Energy	255,270	29,925,302

		92,208,881

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels — 1.4%
Aker BP ASA (Norway)	16,443	$302,371
Cheniere Energy, Inc.*	16,314	788,292
Chevron Corp.	256,106	22,852,338
Concho Resources, Inc.	124,546	6,414,119
ConocoPhillips	457,416	19,220,620
Continental Resources, Inc.	168,369	2,951,509
Devon Energy Corp.	25,825	292,855
Diamondback Energy, Inc.(a)	11,707	489,587
Enbridge, Inc. (Canada)(a)	376,232	11,444,977
EOG Resources, Inc.(a)	234,975	11,903,833
Equinor ASA (Norway)	1,035,287	14,803,072
Exxon Mobil Corp.(a)	451,656	20,198,056
Galp Energia SGPS SA (Portugal)	88,590	1,031,877
Hess Corp.	74,374	3,853,317
Kelt Exploration Ltd. (Canada)*(a)	106,867	110,205
Kosmos Energy Ltd. (Ghana)	965,445	1,602,639
Lundin Energy AB (Sweden)	28,021	687,289
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	353,018	2,139,289
Marathon Petroleum Corp.	194,528	7,271,457
Parsley Energy, Inc. (Class A Stock)	13,603	145,280
Phillips 66	4,400	316,360
Pioneer Natural Resources Co.	69,267	6,767,386
Royal Dutch Shell PLC (Netherlands)
(Class B Stock), ADR	227,982	6,942,052
Suncor Energy, Inc. (Canada)(a)	31,950	538,677
Targa Resources Corp.(a)	280,467	5,628,973
TC Energy Corp. (Canada)(a)	72,264	3,097,235
TOTAL SA (France)(a)	563,759	21,786,303
TOTAL SA (France), ADR	290,429	11,169,899
WPX Energy, Inc.*(a)	431,457	2,752,696

		187,502,563

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	124,600	3,195,990
Mondi PLC (United Kingdom)	32,167	605,860
Stora Enso OYJ (Finland) (Class R Stock)	1,009,474	12,126,496
UPM-Kymmene OYJ (Finland)	15,536	450,851
West Fraser Timber Co. Ltd. (Canada)	8,038	282,538

		16,661,735

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,603	2,566,614
L’Oreal SA (France)*	62,365	20,056,910
Pola Orbis Holdings, Inc. (Japan)	140,300	2,440,088
Unilever PLC (United Kingdom)	772,330	41,675,073

		66,738,685

Pharmaceuticals — 3.1%
Astellas Pharma, Inc. (Japan)	1,845,900	30,802,411
Bayer AG (Germany)	315,447	23,494,293
Bristol-Myers Squibb Co.	74,170	4,361,196
Catalent, Inc.*	19,164	1,404,721
Elanco Animal Health, Inc.*	899,983	19,304,635
Eli Lilly & Co.	214,266	35,178,192

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline PLC (United Kingdom), ADR(a)	453,418	$18,494,920
Ipsen SA (France)	78,516	6,709,009
Johnson & Johnson	335,203	47,139,598
Merck & Co., Inc.	384,400	29,725,652
MyoKardia, Inc.*	61,720	5,963,386
Novartis AG (Switzerland)	447,021	39,132,016
Novartis AG (Switzerland), ADR	26,299	2,296,955
Novo Nordisk A/S (Denmark) (Class B Stock)	100,766	6,568,785
Otsuka Holdings Co. Ltd. (Japan)	311,000	13,555,035
Pacira BioSciences, Inc.*(a)	29,634	1,554,896
Pfizer, Inc.	838,795	27,428,597
Roche Holding AG (Switzerland)	125,848	43,835,445
Sanofi (France)	230,970	23,676,276
Sanofi (France), ADR	136,727	6,979,913
Takeda Pharmaceutical Co. Ltd. (Japan), ADR	319,036	5,720,316
Zoetis, Inc.	175,584	24,062,031

		417,388,278

Professional Services — 0.5%
CoreLogic, Inc.(a)	61,430	4,129,325
CoStar Group, Inc.*	17,993	12,787,085
Equifax, Inc.	82,661	14,207,773
Recruit Holdings Co. Ltd. (Japan)	371,800	12,813,924
TechnoPro Holdings, Inc. (Japan)	132,500	7,632,978
Teleperformance (France)*	30,478	7,771,914
TransUnion	96,811	8,426,429

		67,769,428

Real Estate Management & Development — 0.2%
Deutsche Wohnen SE (Germany)	23,382	1,053,658
Fabege AB (Sweden)	29,001	339,943
Grainger PLC (United Kingdom)	87,415	311,313
Hang Lung Properties Ltd. (Hong Kong)	337,000	798,350
Heiwa Real Estate Co. Ltd. (Japan)	12,500	356,979
Hongkong Land Holdings Ltd. (Hong Kong)	128,500	533,742
Hufvudstaden AB (Sweden) (Class A Stock)	11,531	143,841
Jones Lang LaSalle, Inc.(a)	18,900	1,955,394
Kojamo OYJ (Finland)	29,194	619,580
Mitsubishi Estate Co. Ltd. (Japan)	23,900	354,878
Mitsui Fudosan Co. Ltd. (Japan)	769,700	13,568,321
PSP Swiss Property AG (Switzerland)	5,305	600,833
Shurgard Self Storage SA (Belgium)	9,038	340,743
St. Joe Co. (The)*(a)	105,800	2,054,636
Sun Hung Kai Properties Ltd. (Hong Kong)	93,166	1,192,055

		24,224,266

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	58,500	9,049,820
J.B. Hunt Transport Services, Inc.(a)	98,854	11,896,091
Norfolk Southern Corp.(a)	23,662	4,154,337
Ryder System, Inc.	74,100	2,779,491

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail (cont’d.)
Union Pacific Corp.	128,593	$21,741,219

		49,620,958

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Micro Devices, Inc.*	450,391	23,695,071
Applied Materials, Inc.	500,790	30,272,756
ASML Holding NV (Netherlands)	58,064	21,454,351
Broadcom, Inc.	122,714	38,729,766
Cabot Microelectronics Corp.	18,000	2,511,720
Cree, Inc.*(a)	30,423	1,800,737
Entegris, Inc.(a)	105,103	6,206,332
Inphi Corp.*	12,542	1,473,685
Intel Corp.	36,923	2,209,103
Lam Research Corp.	87,701	28,367,765
Marvell Technology Group Ltd.	198,490	6,959,059
Micron Technology, Inc.*	655,666	33,779,912
Monolithic Power Systems, Inc.	14,050	3,329,850
NVIDIA Corp.	162,841	61,864,924
NXP Semiconductors NV (Netherlands).	228,376	26,043,999
ON Semiconductor Corp.*(a)	278,310	5,516,104
QUALCOMM, Inc.	298,517	27,227,736
Renesas Electronics Corp. (Japan)*	612,000	3,154,917
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,450,749	26,101,104
Tokyo Electron Ltd. (Japan)	43,000	10,613,411
Xilinx, Inc.	97,509	9,593,911

		370,906,213

Software — 3.8%
Avalara, Inc.*(a)	26,966	3,588,905
CDK Global, Inc.	61,600	2,551,472
Citrix Systems, Inc.	44,142	6,529,043
CommVault Systems, Inc.*	50,200	1,942,740
Cornerstone OnDemand, Inc.*	62,500	2,410,000
Coupa Software, Inc.*(a)	6,110	1,692,714
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	36,931	3,703,810
DocuSign, Inc.*(a)	23,470	4,041,769
Five9, Inc.*(a)	57,183	6,328,443
HubSpot, Inc.*	10,429	2,339,746
Intuit, Inc.	53,836	15,945,685
Microsoft Corp.	1,375,758	279,980,510
NortonLifeLock, Inc.	926,588	18,374,240
Oracle Corp.(a)	139,888	7,731,610
Palo Alto Networks, Inc.*	16,537	3,798,053
Paylocity Holding Corp.*(a)	21,128	3,082,364
Proofpoint, Inc.*	41,000	4,555,920
RealPage, Inc.*	70,600	4,589,706
RingCentral, Inc. (Class A Stock)*	12,402	3,534,694
salesforce.com, Inc.*	293,877	55,051,978
SAP SE (Germany)	163,134	22,926,720
Slack Technologies, Inc. (Class A Stock)*(a)	45,817	1,424,450
Splunk, Inc.*	35,300	7,014,110
SPS Commerce, Inc.*	48,000	3,605,760
SS&C Technologies Holdings, Inc.	32,369	1,828,201
Synopsys, Inc.*	49,604	9,672,780
VMware, Inc. (Class A Stock)*(a)	46,042	7,130,064
Workday, Inc. (Class A Stock)*	100,202	18,773,847

	Shares	Value
COMMON STOCKS (continued)
Software (cont’d.)
Zendesk, Inc.*(a)	39,123	$3,463,559
Zoom Video Communications, Inc. (Class A Stock)*(a)	12,631	3,202,464

		510,815,357

Specialty Retail — 1.1%
AutoZone, Inc.*	6,400	7,219,968
Burlington Stores, Inc.*	52,117	10,263,401
CarMax, Inc.*(a)	94,735	8,483,519
Five Below, Inc.*	17,300	1,849,543
Home Depot, Inc. (The)	170,534	42,720,472
Kingfisher PLC (United Kingdom)	3,849,920	10,532,226
Lowe’s Cos., Inc.	113,408	15,323,689
Michaels Cos., Inc. (The)*(a)	788,393	5,573,939
Murphy USA, Inc.*	20,900	2,353,131
O’Reilly Automotive, Inc.*	31,873	13,439,888
Ross Stores, Inc.	143,647	12,244,470
TJX Cos., Inc. (The)	175,052	8,850,629
Ulta Beauty, Inc.*	14,752	3,000,852

		141,855,727

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	752,493	274,509,446
Pure Storage, Inc. (Class A Stock)*	100,244	1,737,229
Samsung Electronics Co. Ltd. (South Korea)	542,860	24,082,045

		300,328,720

Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC (United Kingdom)	361,067	7,196,345
Culp, Inc.	47,700	410,697
EssilorLuxottica SA (France)*	75,143	9,680,435
Kering SA (France)	16,847	9,208,007
Lululemon Athletica, Inc.*	13,700	4,274,537
Moncler SpA (Italy)*	299,291	11,383,899
NIKE, Inc. (Class B Stock)	286,772	28,117,995
Samsonite International SA, 144A*	3,094,800	3,154,935
Tapestry, Inc.(a)	180,431	2,396,124
VF Corp.(a)	107,949	6,578,412

		82,401,386

Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	185,500	2,042,355
PennyMac Financial Services, Inc.	90,280	3,772,801
WSFS Financial Corp.	68,959	1,979,123

		7,794,279

Tobacco — 0.3%
Altria Group, Inc.	508,113	19,943,435
Philip Morris International, Inc.	352,818	24,718,429

		44,661,864

Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	211,789	7,172,096
Bunzl PLC (United Kingdom)	226,332	6,102,349
GMS, Inc.*	162,700	4,000,793
HD Supply Holdings, Inc.*	69,400	2,404,710
Mitsubishi Corp. (Japan)	358,600	7,542,159

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Rush Enterprises, Inc. (Class A Stock)	58,417	$2,421,969
Sumitomo Corp. (Japan)	812,400	9,299,172

		38,943,248

Water Utilities — 0.0%
California Water Service Group	42,039	2,005,260
Essential Utilities, Inc.(a)	41,728	1,762,591

		3,767,851

Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	155,100	7,843,447
T-Mobile US, Inc.*	85,092	8,862,332
Vodafone Group PLC (United Kingdom), ADR	790,018	12,592,887

		29,298,666

TOTAL COMMON STOCKS (cost $6,172,527,420)		7,319,023,190

PREFERRED STOCKS — 0.1%
Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%(a)	51,200	2,478,592
NextEra Energy, Inc., CVT, 5.279%	51,052	2,167,157
Southern Co. (The), CVT, 6.750%	10,353	456,153

		5,101,902

Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp., CVT, 5.500%*	4,146	434,045
Danaher Corp., Series B, CVT, 5.000%(a)	1,276	1,369,952

		1,803,997

Life Sciences Tools & Services — 0.0%
Avantor, Inc., Series A, CVT, 6.250%	39,785	2,283,659

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	94,029	277,517

Multi-Utilities — 0.0%
DTE Energy Co., CVT, 6.250%	20,100	850,632
Sempra Energy, Series B, CVT, 6.750%(a)	3,660	359,631

		1,210,263

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%	22,420	861,825

Wireless Telecommunication Services — 0.0%
2020 Cash Mandatory Exchangeable Trust, 144A, CVT, 5.250%*	594	607,395

TOTAL PREFERRED STOCKS (cost $12,074,958)		12,146,558

	Units	Value

RIGHTS* — 0.0%
Wireless Telecommunication Services
T-Mobile US, Inc., expiring 07/27/20	49,493	$8,315

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 2.5%
Automobiles — 0.6%
Ally Auto Receivables Trust,
Series 2017-02, Class B
2.330%	06/15/22	575	578,354
AmeriCredit Automobile Receivables Trust,
Series 2016-02, Class C
2.870%	11/08/21	114	113,599
Series 2017-01, Class C
2.710%	08/18/22	930	940,126
Series 2020-01, Class C
1.590%	10/20/25	3,525	3,480,261
Series 2020-01, Class D
1.800%	12/18/25	3,405	3,292,102
ARI Fleet Lease Trust,
Series 2017-A, Class A2, 144A
1.910%	04/15/26	5	5,292
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-02A, Class A, 144A
2.630%	12/20/21	4,400	4,399,471
Series 2017-01A, Class A, 144A
3.070%	09/20/23	2,550	2,558,942
Series 2018-02A, Class A, 144A
4.000%	03/20/25	8,675	8,754,891
Series 2019-01A, Class A, 144A
3.450%	03/20/23	7,942	7,967,613
Series 2019-02A, Class A, 144A
3.350%	09/22/25	1,560	1,580,727
Series 2020-01A, Class B, 144A
2.680%	08/20/26	1,395	1,319,604
CarMax Auto Owner Trust,
Series 2020-01, Class D
2.640%	07/15/26	7,660	7,517,677
Enterprise Fleet Financing LLC,
Series 2017-03, Class A2, 144A
2.130%	05/22/23	271	271,297
Series 2018-01, Class A2, 144A
2.870%	10/20/23	640	644,328
Series 2019-01, Class A2, 144A
2.980%	10/20/24	2,469	2,514,032
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	3,425	3,522,435
GM Financial Automobile Leasing Trust,
Series 2019-01, Class C
3.560%	12/20/22	4,905	5,002,604
Series 2020-01, Class C
2.040%	12/20/23	1,620	1,607,934
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class B
3.120%	12/18/23	2,500	2,589,590

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (cont’d.)
Huntington Auto Trust,
Series 2016-01, Class A4
1.930%	04/15/22	921	$921,478
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	2,315	2,361,264
Santander Drive Auto Receivables Trust,
Series 2017-01, Class C
2.580%	05/16/22	16	16,377
Series 2018-01, Class C
2.960%	03/15/24	1,516	1,527,280
Series 2018-02, Class B
3.030%	09/15/22	255	255,415
Series 2018-02, Class C
3.350%	07/17/23	2,050	2,077,084
Series 2019-01, Class B
3.210%	09/15/23	2,205	2,227,614
Santander Retail Auto Lease Trust,
Series 2019-A, Class B, 144A
3.010%	05/22/23	3,990	4,048,745
Series 2019-C, Class D, 144A
2.880%	06/20/24	3,525	3,510,055
Series 2020-A, Class C, 144A
2.080%	03/20/24	5,595	5,559,579
World Omni Auto Receivables Trust,
Series 2018-B, Class B
3.170%	01/15/25	2,635	2,676,942

			83,842,712

Collateralized Loan Obligations — 0.8%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.000%)
1.831%(c)	07/25/27	1,952	1,935,835
Barings BDC Static CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.239%(c)	04/15/27	4,595	4,526,165
Barings CLO Ltd. (Cayman Islands),
Series 2013-IA, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.935%(c)	01/20/28	4,666	4,579,164
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.215%(c)	07/20/28	4,150	4,085,657
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.887%(c)	07/28/28	5,090	4,988,100
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.285%(c)	10/20/27	4,065	4,017,715
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
1.851%(c)	10/25/27	6,240	6,120,387

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (cont’d.)
Golub Capital Partners CLO 39B Ltd. (Cayman Islands),
Series 2018-39A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.285%(c)	10/20/28	6,160	$6,066,272
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.198%(c)	10/22/25	925	920,959
KKR CLO Ltd. (Cayman Islands),
Series 13, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.976%(c)	01/16/28	5,840	5,676,916
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
2.549%(c)	10/15/32	12,175	11,958,755
Series 2019-37A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
2.519%(c)	07/15/32	2,660	2,587,332
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class BR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
2.335%(c)	01/18/28	4,165	3,975,218
Series 2019-23A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.291%(c)	10/25/32	7,315	7,171,565
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.069%(c)	01/15/28	5,596	5,532,883
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.255%(c)	07/20/29	4,460	4,374,543
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.069%(c)	07/15/27	4,240	4,164,801
Series 2015-01A, Class A2R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.219%(c)	07/15/27	6,465	6,261,075
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.145%(c)	07/17/29	6,813	6,713,980
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
2.435%(c)	07/20/32	9,690	9,500,473

			105,157,795

Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2017-07, Class B
2.540%	05/15/25	2,785	2,883,929
Series 2019-01, Class B
3.070%	10/15/24	9,570	9,979,964

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards (cont’d.)
Barclays Dryrock Issuance Trust,
Series 2018-01, Class A, 1 Month LIBOR + 0.330% (Cap N/A, Floor
0.000%)
0.515%(c)	07/15/24	11,550	$11,530,384
Synchrony Card Funding LLC,
Series 2019-A02, Class A
2.340%	06/15/25	7,840	8,063,698
Synchrony Credit Card Master Note Trust,
Series 2015-04, Class B
2.620%	09/15/23	1,835	1,836,708

			34,294,683

Equipment — 0.1%
Ascentium Equipment Receivables Trust,
Series 2017-01A, Class A3, 144A
2.290%	06/10/21	103	103,867
CNH Equipment Trust,
Series 2016-C, Class A3
1.440%	12/15/21	39	38,879
Series 2019-A, Class A3
3.010%	04/15/24	3,320	3,413,373
MMAF Equipment Finance LLC,
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	3,113	3,126,028
Volvo Financial Equipment Master Owner Trust,
Series 2017-A, Class A, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.000%)
0.685%(c)	11/15/22	1,470	1,469,112

			8,151,259

Other — 0.3%
Driven Brands Funding LLC,
Series 2015-01A, Class A2, 144A
5.216%	07/20/45	3,046	3,163,434
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,572	2,721,587
Elara HGV Timeshare Issuer LLC,
Series 2014-A, Class A, 144A
2.530%	02/25/27	244	242,948
Hardee’s Funding LLC,
Series 2018-01A, Class A2I, 144A
4.250%	06/20/48	6,261	6,363,273
Hilton Grand Vacations Trust,
Series 2014-AA, Class A, 144A
1.770%	11/25/26	368	366,919
Series 2017-AA, Class A, 144A
2.660%	12/26/28	434	428,372
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	686	672,469
MVW Owner Trust,
Series 2013-01A, Class A, 144A
2.150%	04/22/30	63	62,521
Series 2014-01A, Class A, 144A
2.250%	09/22/31	148	146,530
Series 2015-01A, Class A, 144A
2.520%	12/20/32	867	859,304

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (cont’d.)
Series 2017-01A, Class A, 144A
2.420%	12/20/34	3,543	$3,523,993
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/08/49	4,755	4,961,953
Sierra Timeshare Receivables Funding LLC,
Series 2015-03A, Class A, 144A
2.580%	09/20/32	889	887,427
Series 2019-01A, Class A, 144A
3.200%	01/20/36	1,940	1,977,375
Taco Bell Funding LLC,
Series 2018-01A, Class A2I, 144A
4.318%	11/25/48	2,990	3,053,091
Verizon Owner Trust,
Series 2017-01A, Class C, 144A
2.650%	09/20/21	2,025	2,025,637
Series 2017-03A, Class B, 144A
2.380%	04/20/22	5,120	5,162,317

			36,619,150

Residential Mortgage-Backed Securities — 0.0%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT03, Class A, 144A
3.500%(cc)	01/28/58	1,428	1,445,008
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	420	428,789
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL04, Class A, 144A
3.500%(cc)	01/28/55	524	534,524
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	589	595,630
Towd Point Mortgage Trust,
Series 2015-03, Class A1B, 144A
3.000%(cc)	03/25/54	495	499,024
Series 2015-05, Class A1B, 144A
2.750%(cc)	05/25/55	513	515,972
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	359	371,797

			4,390,744

Student Loans — 0.5%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	1,331	1,351,581
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	3,739	3,827,161
Series 2019-CA, Class A1, 144A
2.820%	02/15/68	2,726	2,744,045
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	5,955	6,118,601
Series 2019-GA, Class A, 144A
2.400%	10/15/68	6,644	6,773,644
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	4,595	4,667,505

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
Series 2020-CA, Class A2A, 144A
2.150%	11/15/68	3,275	$3,314,253
Navient Student Loan Trust,
Series 2018-01A, Class A2, 144A, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.535%(c)	03/25/67	2,058	2,041,990
Series 2018-02A, Class A2, 144A, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
0.565%(c)	03/25/67	5,046	5,016,823
Nelnet Student Loan Trust,
Series 2020-01A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.925%(c)	03/26/68	2,066	2,034,202
SLM Student Loan Trust,
Series 2008-05, Class A4, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.691%(c)	07/25/23	1,711	1,682,943
Series 2008-09, Class A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
2.491%(c)	04/25/23	1,597	1,562,239
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	914	929,198
Series 2015-C, Class A3, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.135%(c)	08/16/32	4,305	4,368,178
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	770	787,071
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	1,896	1,937,362
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	1,158	1,176,586
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	6,467	6,764,840
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
0.905%(c)	01/15/37	3,465	3,383,314
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	4,605	4,824,660
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	1,780	1,813,074

			67,119,270

TOTAL ASSET-BACKED SECURITIES (cost $339,244,921)			339,575,613

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
225 Liberty Street Trust,
Series 2016-225L, Class A, 144A
3.597%	02/10/36	1,640	1,781,166
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class A, 144A, 1 Month LIBOR + 0.880% (Cap N/A, Floor 0.880%)
1.065%(c)	09/15/34	3,176	3,150,474
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.085%(c)	04/15/35	3,278	3,039,766

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-ASHF, Class B, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.435%(c)	04/15/35	3,185	$2,890,832
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.115%(c)	12/15/36	7,055	6,553,490
BANK,
Series 2017-BNK04, Class B
3.999%	05/15/50	2,020	2,059,384
Series 2019-BN21, Class AS
3.093%	10/17/52	4,045	4,406,017
Series 2019-BN23, Class B
3.455%	12/15/52	5,960	6,106,641
BBCMS Mortgage Trust,
Series 2020-C07, Class B
3.152%(cc)	04/15/53	4,000	4,140,033
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	2,165	2,385,007
BX Commercial Mortgage Trust,
Series 2019-IMC, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.485%(c)	04/15/34	9,770	8,986,924
BX Trust,
Series 2018-BILT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.985%(c)	05/15/30	5,200	4,913,621
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class AS
3.116%	11/15/52	9,790	10,004,168
CD Mortgage Trust,
Series 2018-CD07, Class C
5.013%(cc)	08/15/51	2,475	2,417,440
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,162,260
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,341,351
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,251,151
Series 2016-P03, Class A3
3.063%	04/15/49	2,675	2,857,620
Series 2018-B02, Class C
4.828%(cc)	03/10/51	2,545	2,245,840
Commercial Mortgage Trust,
Series 2015-LC21, Class B
4.484%(cc)	07/10/48	3,055	3,163,084
Series 2015-LC23, Class A2
3.221%	10/10/48	7,785	7,809,792
Series 2015-PC01, Class B
4.577%(cc)	07/10/50	1,505	1,549,716
Series 2016-DC02, Class A5
3.765%	02/10/49	1,810	2,021,049
Series 2020-CBM, Class C, 144A
3.402%	02/10/37	10,025	9,131,589

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Trust,
Series 2019-ICE04, Class C, 144A, 1 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)
1.615%(c)	05/15/36	6,815	$6,691,937
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A4
4.053%	03/15/52	4,305	4,960,667
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	2,820	2,997,398
FREMF Mortgage Trust,
Series 2019-K92, Class B, 144A
4.337%(cc)	05/25/52	1,965	2,165,559
Great Wolf Trust,
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
1.818%(c)	12/15/36	3,180	2,937,889
GS Mortgage Securities Corp. Trust,
Series 2019-SOHO, Class C, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.485%(c)	06/15/36	6,370	6,004,646
GS Mortgage Securities Trust,
Series 2015-GC34, Class A4
3.506%	10/10/48	4,515	4,931,977
Series 2018-GS09, Class AS
4.141%(cc)	03/10/51	2,945	3,226,392
Hilton Orlando Trust,
Series 2018-ORL, Class A, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.955%(c)	12/15/34	6,790	6,467,049
Independence Plaza Trust,
Series 2018-INDP, Class B, 144A
3.911%	07/10/35	4,555	4,785,343
Series 2018-INDP, Class C, 144A
4.158%	07/10/35	10,025	10,415,296
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.885%(c)	01/15/33	1,525	1,426,292
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	881,076
Series 2017-C34, Class C
4.324%(cc)	11/15/52	2,065	1,785,749
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class AS
4.166%(cc)	05/15/48	325	347,272
Series 2017-ASHF, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.035%(c)	11/15/34	6,393	5,946,001
Series 2017-H01, Class AS
3.773%	06/15/50	3,875	4,132,716
Series 2019-H07, Class A4
3.261%	07/15/52	4,872	5,443,834

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MSCG Trust,
Series 2018-SELF, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.085%(c)	10/15/37	4,610	$4,540,842
Palisades Center Trust,
Series 2016-PLSD, Class A, 144A
2.713%	04/13/33	6,255	6,105,477
RETL Trust,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.335%(c)	03/15/36	1,143	1,087,791
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	2,000	2,159,054
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class C
4.438%(cc)	07/15/58	545	496,314
Series 2016-C33, Class A3
3.162%	03/15/59	2,675	2,834,104
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,981,542
Series 2019-C50, Class B
4.192%	05/15/52	1,895	1,935,417
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,944,896
Series 2014-C19, Class B
4.723%(cc)	03/15/47	969	998,893
Series 2014-C20, Class A4
3.723%	05/15/47	2,740	2,899,139
Worldwide Plaza Trust,
Series 2017-WWP, Class A, 144A
3.526%	11/10/36	4,105	4,524,605

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $207,952,928)			206,423,582

CONVERTIBLE BONDS — 0.0%
Internet — 0.0%
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.000%	08/15/28	300	685,819

Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	640	589,992

Pipelines — 0.0%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45	102	64,558

TOTAL CONVERTIBLE BONDS (cost $1,032,140)			1,340,369

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS — 14.9%
Advertising — 0.1%
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26	(a)	1,325	$1,369,123
MDC Partners, Inc.,
Gtd. Notes, 144A
6.500%	05/01/24	(a)	3,278	3,044,442
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	(a)	4,460	4,288,541
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24		5,825	6,278,129

				14,980,235

Aerospace & Defense — 0.0%
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25		1,300	1,153,931
Moog, Inc.,
Gtd. Notes, 144A
4.250%	12/15/27	(a)	330	321,727
TransDigm, Inc.,
Gtd. Notes
7.500%	03/15/27		196	188,322
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		4,185	4,186,505

				5,850,485

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25		500	525,668
3.400%	05/06/30		415	446,650
5.950%	02/14/49		4,855	6,326,182
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27		10,000	11,489,828
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		4,500	4,967,239
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.750%	09/25/27		2,825	2,956,412
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		5,615	5,615,385
Mriya Farming PLC (United Kingdom),
Sub. Notes, 144A, EMTN
2.000%(cc)	12/31/25^		158	2,355
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
3.250%	11/01/22	(a)	2,685	2,721,816
5.700%	08/15/35		208	254,438
6.150%	09/15/43		229	282,516
7.250%	06/15/37		610	803,906

				36,392,395

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines — 0.2%
Air Canada (Canada),
Gtd. Notes, 144A
7.750%	04/15/21		525	$527,794
American Airlines 2013-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
5.625%	07/15/22		57	51,525
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29		2,524	2,442,296
American Airlines 2016-3 Class B Pass-Through Trust,
Pass-Through Certificates
3.750%	04/15/27		2,423	1,714,259
American Airlines 2017-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.350%	04/15/31		1,842	1,726,204
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27		3,550	2,465,989
Azul Investments LLP (Brazil),
Gtd. Notes, 144A
5.875%	10/26/24		1,800	770,337
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		705	727,667
Sr. Unsec’d. Notes
7.375%	01/15/26		1,750	1,693,159
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		5,450	5,455,557
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24		1,120	541,144
United Airlines 2019-2 Class A Pass-Through Trust,
Pass-Through Certificates
2.900%	11/01/29		1,290	1,064,508
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33		805	725,053
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	01/15/25	(a)	555	439,969
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26		1,245	1,054,228
US Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		1,341	1,109,702

				22,509,391

Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		490	492,790
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
6.375%	05/15/25		1,010	1,060,746

				1,553,536

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers — 0.4%
Ford Motor Co.,
Sr. Unsec’d. Notes
8.500%	04/21/23		535	$565,657
9.000%	04/22/25		580	627,145
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.085%	01/07/21		1,351	1,353,216
5.125%	06/16/25	(a)	775	774,224
5.750%	02/01/21	(a)	674	676,864
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		280	283,118
4.000%	10/06/26		1,810	1,866,217
4.200%	03/01/21		740	749,078
4.300%	07/13/25		3,790	3,973,722
4.350%	04/09/25		1,745	1,840,574
Sr. Unsec’d. Notes
5.100%	01/17/24		6,745	7,226,475
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23		3,740	3,775,330
Navistar International Corp.,
Sr. Sec’d. Notes, 144A
9.500%	05/01/25		1,325	1,422,248
Tesla, Inc.,
Gtd. Notes, 144A
5.300%	08/15/25	(a)	2,980	2,972,747
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.850%	09/26/24	(a)	2,275	2,395,688
3.200%	09/26/26	(a)	13,965	14,948,669
4.625%	11/13/25		1,655	1,890,774
4.750%	11/13/28	(a)	3,770	4,431,282

				51,773,028

Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios U.S. Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27	(a)	7,255	7,301,427
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	(a)	2,275	2,345,583
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		120	121,827
Dana, Inc.,
Sr. Unsec’d. Notes
5.625%	06/15/28	(a)	1,145	1,135,840
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
9.500%	05/31/25	(a)	480	513,613
Meritor, Inc.,
Gtd. Notes, 144A
6.250%	06/01/25		1,135	1,150,305

				12,568,595

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks — 2.1%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25			3,865	$4,109,483
Banco de Bogota SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.375%	08/03/27			13,000	13,224,748
Banco do Brasil SA (Brazil),
Jr. Sub. Notes
6.250%(ff)	—	(rr)		600	526,844
9.000%(ff)	—	(rr)		3,945	4,071,053
Banco Macro SA (Argentina),
Sr. Unsec’d. Notes, 144A
17.500%	05/08/22		ARS	3,700	22,723
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.750%(ff)	—	(rr)		800	762,519
7.625%(ff)	—	(a)(rr)		400	380,945
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22			1,550	1,624,288
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Jr. Sub. Notes
8.500%(ff)	—	(rr)		1,500	1,440,801
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25			730	798,990
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.490%	05/28/30			1,200	1,286,064
Bangkok Bank PCL (Thailand),
Sub. Notes, EMTN
3.733%(ff)	09/25/34			6,350	6,087,974
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31			3,730	3,951,677
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31			22,000	23,022,273
2.676%(ff)	06/19/41			2,920	2,982,509
3.248%	10/21/27			3,171	3,504,176
4.271%(ff)	07/23/29			1,685	1,982,675
Barclays Bank PLC (United Kingdom),
Sub. Notes
5.140%	10/14/20			4,370	4,417,677
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26			3,220	3,355,571
4.610%(ff)	02/15/23			5,240	5,516,341
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24			2,155	2,321,480
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	04/10/24			5,305	5,642,841
Sub. Notes
5.125%(ff)	01/18/33			1,200	1,123,127
5.350%(ff)	11/12/29			600	586,740

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	(a)	5,000	$5,258,127
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21	(a)	500	501,441
5.250%	03/07/25	(a)	540	560,132
Sub. Notes
6.125%	03/09/28	(a)	490	529,715
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26		8,705	9,354,355
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25		1,570	1,697,375
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		3,050	3,089,767
4.194%(ff)	04/01/31		8,360	9,524,616
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24		2,785	2,791,363
2.000%	09/08/21		2,400	2,428,391
3.001%(ff)	09/20/22		1,190	1,209,009
3.244%(ff)	12/20/25		2,030	2,104,898
3.875%	09/12/23		5	5,299
5.375%	01/12/24		3,450	3,846,216
Sr. Unsec’d. Notes, 144A, MTN
2.700%	03/02/22		2,455	2,526,533
Development Bank of Mongolia LLC (Mongolia),
Unsec’d. Notes, 144A
7.250%	10/23/23		1,630	1,566,113
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	—	(rr)	1,400	1,402,940
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.550%	05/05/27		1,145	1,224,015
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.691%(ff)	06/05/28		3,450	3,857,618
4.223%(ff)	05/01/29		7,630	8,845,100
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26		6,955	7,017,546
4.292%(ff)	09/12/26		365	406,971
4.950%	03/31/30		8,000	9,590,683
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—	(rr)	255	238,449
6.500%(ff)	—	(rr)	850	791,512
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.083%(ff)	04/22/26		6,980	7,250,327
2.182%(ff)	06/01/28		4,520	4,676,694
2.522%(ff)	04/22/31	(a)	8,060	8,512,764
2.739%(ff)	10/15/30		5,115	5,479,357

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
3.109%(ff)	04/22/51		3,170	$3,381,939
Sub. Notes
2.956%(ff)	05/13/31	(a)	8,675	9,193,382
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		15,000	15,918,243
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		4,060	4,381,001
Sub. Notes
5.125%	05/28/24		3,190	3,483,729
6.125%	12/15/22		2,785	3,037,802
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.571%	01/10/23		3,845	3,980,188
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.644%(ff)	04/01/31		4,990	5,666,444
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	(a)	2,135	2,205,790
3.068%(ff)	04/30/41		6,475	6,750,656
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28		2,540	2,623,932
2.572%(ff)	02/11/31		10,840	11,331,156
2.879%(ff)	10/30/30		10,535	11,253,867

				282,238,974

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49		7,000	9,359,729

Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22		580	586,069
3.750%	05/01/28		7,560	8,271,554
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
5.450%	11/19/29		700	647,403
PGT Innovations, Inc.,
Gtd. Notes, 144A
6.750%	08/01/26		2,820	2,883,763
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27		2,360	2,416,972

				14,805,761

Chemicals — 0.3%
Blue Cube Spinco LLC,
Gtd. Notes
10.000%	10/15/25		650	677,558
Braskem Finance Ltd. (Brazil),
Gtd. Notes
7.375%	—	(a)(rr)	2,678	2,655,194

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (cont’d.)
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34			1,120	$1,198,955
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.625%	03/14/23			6,415	6,820,711
CNRC Capitale Ltd. (China),
Gtd. Notes
3.900%(ff)	—	(rr)		500	502,566
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23			875	855,489
Diamond BC BV,
Sr. Unsec’d. Notes
5.625%	08/15/25		EUR	580	620,739
Element Solutions, Inc.,
Gtd. Notes, 144A
5.875%	12/01/25	(a)		2,320	2,345,486
Equate Petrochemical BV (Kuwait),
Gtd. Notes
3.000%	03/03/22			2,070	2,093,494
Gtd. Notes, EMTN
4.250%	11/03/26			9,360	9,923,393
ICL Group Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38			8,100	9,566,879
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/26		EUR	325	371,967
7.000%	04/15/25	(a)		720	723,639
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30			260	295,229
Minerals Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	07/01/28			605	614,065
Neon Holdings, Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26			695	685,908
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
6.625%	04/15/23			3,590	3,633,296
WR Grace & Co-Conn,
Gtd. Notes, 144A
4.875%	06/15/27			870	881,253

					44,465,821

Commercial Services — 0.2%
ADT Security Corp. (The),
Sr. Sec’d. Notes
6.250%	10/15/21			505	520,159
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26			1,990	2,088,371
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	(a)		1,605	1,690,908

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (cont’d.)
AMN Healthcare, Inc.,
Gtd. Notes, 144A
5.125%	10/01/24			1,550	$1,549,506
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28			1,140	1,151,534
5.125%	04/01/25			230	235,469
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30			1,410	1,431,205
Jaguar Holding Co. II/PPD Development LP,
Gtd. Notes, 144A
4.625%	06/15/25	(a)		395	401,632
5.000%	06/15/28	(a)		735	752,410
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27	(a)		1,925	1,867,941
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25			3,300	3,431,293
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	(a)		740	767,054
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	(a)		5,955	6,445,843
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	(a)		680	720,682
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21	(a)		350	371,692
ServiceMaster Co. LLC (The),
Gtd. Notes, 144A
5.125%	11/15/24	(a)		1,865	1,889,771
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A
5.750%	10/10/36			465	449,888
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27			1,255	1,318,197
4.125%	02/02/26			3,405	3,736,513
WW International, Inc.,
Gtd. Notes, 144A
8.625%	12/01/25	(a)		1,365	1,430,134

					32,250,202

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30			2,985	3,055,921
2.650%	05/11/50			1,635	1,707,252
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes
8.375%	09/01/26		EUR	525	589,246
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26			460	463,390

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28		855	$856,440
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	(a)	395	385,927

				7,058,176

Cosmetics/Personal Care — 0.0%
Avon International Operations, Inc. (United Kingdom),
Sr. Sec’d. Notes, 144A
7.875%	08/15/22		825	825,261

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28		50	48,547
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	(a)	1,185	1,200,014
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26		1,315	1,344,852
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27		1,230	1,271,574
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	(a)	1,045	1,008,538
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27	(a)	2,230	2,253,022

				7,126,547

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25		445	417,557
4.625%	07/01/22		7,415	7,488,552
4.875%	01/16/24	(a)	1,140	1,128,630
6.500%	07/15/25		300	313,957
Ally Financial, Inc.,
Sub. Notes
5.750%	11/20/25	(a)	415	443,538
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24		8,460	7,409,887
4.375%	05/01/26		2,395	2,027,959
5.125%	10/01/23		5,675	5,238,511
5.500%	01/15/23		565	528,418
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23	(a)	17,524	18,394,619
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23		365	385,253
3.900%	01/29/24		1,260	1,370,403
4.250%	04/30/25		4,470	5,028,478

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		5,145	$5,544,233
4.100%	02/09/27		9,100	9,974,109
GTLK Europe DAC (Russia),
Gtd. Notes
5.125%	05/31/24		1,400	1,457,251
Navient Corp.,
Sr. Unsec’d. Notes
6.750%	06/25/25		375	358,777
7.250%	09/25/23		695	679,089
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24		1,300	1,237,500
7.250%	01/25/22		55	55,221
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		740	675,873
5.250%	08/15/22		2,150	2,014,299
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28	(a)	485	504,221
5.750%	05/01/25		1,155	1,181,244
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24		75	76,127
6.625%	01/15/28		275	271,760
7.125%	03/15/26		510	527,646
8.250%	10/01/23		505	531,750
8.875%	06/01/25		520	556,574
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24		855	896,783
4.375%	03/19/24		1,155	1,220,749
Tarjeta Naranja SA (Argentina),
Sr. Unsec’d. Notes, 144A, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+ 3.500% (Cap N/A, Floor 15.000%)
26.875%(c)	04/11/22		1,681	138,335

				78,077,303

Electric — 1.2%
AC Energy Finance International Ltd. (Philippines),
Gtd. Notes
5.650%	—	(rr)	1,111	1,115,293
AES Corp. (The),
Sr. Unsec’d. Notes
5.125%	09/01/27		1,590	1,650,310
6.000%	05/15/26	(a)	1,385	1,441,269
AES Gener SA (Chile),
Jr. Sub. Notes
7.125%(ff)	03/26/79		5,800	6,004,074
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23		2,260	2,384,376
4.350%	08/01/28		3,535	3,990,916
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18	(d)	900	9,000

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28		1,420	$1,388,280
Clearway Energy Operating LLC,
Gtd. Notes
5.750%	10/15/25	(a)	960	995,726
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35		2,375	2,476,280
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		585	617,165
DPL, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/25		605	605,247
Drax Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.625%	11/01/25		705	731,824
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25		140	154,121
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		2,345	2,492,960
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28		5,400	6,050,132
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23		7,395	7,673,748
3.625%	05/25/27		5,195	5,675,234
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27		15,015	17,026,962
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25		5,520	6,290,180
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		2,295	2,595,986
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25		1,000	933,154
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29		600	598,488
Sr. Sec’d. Notes, 144A
5.125%	05/07/29		775	773,047
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24		715	719,375
4.500%	09/15/27	(a)	1,600	1,673,954
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	(a)	1,795	1,897,708
6.625%	01/15/27		1,865	1,953,521
7.250%	05/15/26		2,160	2,279,199

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Gtd. Notes, 144A
5.250%	06/15/29	(a)	925	$975,278
Sr. Sec’d. Notes, 144A
3.750%	06/15/24		630	666,762
4.450%	06/15/29		2,055	2,177,412
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		3,440	3,397,442
2.500%	02/01/31	(a)	3,980	3,891,179
3.300%	08/01/40	(a)	3,305	3,220,058
3.500%	08/01/50	(a)	3,965	3,832,978
Sr. Unsec’d. Notes
3.950%	12/01/47	(d)	2,265	2,375,507
5.800%	03/01/37	(d)	530	631,672
6.050%	03/01/34	(d)	530	632,799
6.350%	02/15/38	(d)	505	600,854
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29		2,265	2,379,293
4.875%	07/17/49		440	478,107
6.250%	01/25/49		545	685,800
Sr. Unsec’d. Notes, 144A, MTN
4.375%	02/05/50		320	327,493
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27		2,100	2,226,254
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28		1,225	1,218,291
5.250%	07/01/30		1,370	1,376,640
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36		740	910,794
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27		1,586	1,741,443
3.400%	02/01/28		6,380	7,013,531
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43		1,605	2,060,562
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.125%	05/07/24		1,600	1,761,017
4.850%	05/07/44		1,200	1,637,806
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes
2.875%	05/18/26		750	806,523
Gtd. Notes, EMTN
3.500%	05/04/27		700	772,921
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26		2,645	2,598,267
Vistra Energy Corp.,
Gtd. Notes, 144A
8.125%	01/30/26		3,195	3,341,139
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		990	1,004,080

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
5.500%	09/01/26		975	$997,927
5.625%	02/15/27		1,335	1,370,056
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		6,850	7,085,185
3.700%	01/30/27		4,845	4,991,020
4.300%	07/15/29		6,225	6,558,044

				157,941,663

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26		1,275	1,318,713
7.750%	01/15/27	(a)	2,250	2,404,625

				3,723,338

Electronics — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25		4,035	4,303,548
Avnet, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21		4,845	4,957,004
4.625%	04/15/26	(a)	2,135	2,386,151
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27		1,862	2,183,100
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	(a)	4,230	4,530,884
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30		670	670,022

				19,030,709

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes
5.625%	05/18/36		500	538,188
Hutama Karya Persero PT (Indonesia),
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30		440	463,027
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47		13,021	11,485,113
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		1,600	1,411,273
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes
6.625%	08/15/25		470	474,695

				14,372,296

Entertainment — 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		2,215	1,927,834

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (cont’d.)
Cedar Fair LP,
Gtd. Notes, 144A
5.250%	07/15/29		1,280	$1,157,897
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24	(a)	470	444,918
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes
5.375%	04/15/27		760	680,200
Sr. Sec’d. Notes, 144A
5.500%	05/01/25		1,850	1,858,006
Churchill Downs, Inc.,
Gtd. Notes, 144A
5.500%	04/01/27		1,635	1,599,922
Colt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25		920	925,206
6.250%	07/01/25		1,430	1,439,018
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27		485	471,662
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25	(a)	950	993,026
6.000%	09/15/26	(a)	1,455	1,575,645
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29		1,120	1,093,875
6.250%	02/15/22		1,140	1,151,352
6.500%	02/15/25		265	270,725
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
6.375%	02/01/24		635	618,771
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	(a)	735	634,288
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28		1,760	1,405,187
7.250%	11/15/29		1,245	998,959
8.250%	03/15/26	(a)	1,315	1,166,955
Sr. Unsec’d. Notes, 144A
8.625%	07/01/25		1,185	1,108,078
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25		310	321,788
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26		1,085	1,144,380
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25	(a)	725	758,315

				23,746,007

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	06/01/26		1,653	$1,719,255
8.500%	05/01/27		956	1,039,683

				2,758,938

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
6.375%	05/01/25	(a)	1,515	1,564,294

Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
6.625%	06/15/24		2,450	2,529,362
Gtd. Notes, 144A
4.625%	01/15/27		430	430,113
4.875%	02/15/30		3,405	3,495,567
5.875%	02/15/28		1,525	1,573,123
7.500%	03/15/26		2,160	2,338,176
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	(a)	740	744,263
BRF SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/24/30		7,500	7,124,303
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	(a)	1,975	1,921,843
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg),
Gtd. Notes, 144A
5.625%	08/15/26		865	829,403
Health & Happiness H&H International Holdings Ltd. (China),
Sec’d. Notes
5.625%	10/24/24		400	408,243
Kraft Heinz Foods Co.,
Gtd. Notes
6.875%	01/26/39		270	335,833
Gtd. Notes, 144A
4.250%	03/01/31		985	1,043,689
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	05/15/28		380	402,316
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29		55	59,204
Post Holdings, Inc.,
Gtd. Notes, 144A
5.000%	08/15/26		1,650	1,657,726
Sigma Finance Netherlands BV (Mexico),
Gtd. Notes
4.875%	03/27/28	(a)	5,200	5,594,725
Sigma Holdco BV (Netherlands),
Gtd. Notes, 144A
7.875%	05/15/26		1,745	1,736,079

				32,223,968

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Forest Products & Paper — 0.0%
Cascades, Inc. (Canada),
Gtd. Notes, 144A
5.750%	07/15/23		755	$760,740
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30		840	856,095
Mercer International, Inc. (Germany),
Sr. Unsec’d. Notes
5.500%	01/15/26		550	517,093
6.500%	02/01/24		280	276,315
Suzano Austria GmbH (Brazil),
Gtd. Notes
6.000%	01/15/29		1,100	1,190,524

				3,600,767

Gas — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25		3,760	4,124,981
4.250%	07/15/27		2,600	2,897,276
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	—	(rr)	815	787,923
Sr. Unsec’d. Notes
3.600%	05/01/30		2,155	2,462,139

				10,272,319

Hand/Machine Tools — 0.0%
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24		1,015	1,046,996
6.375%	02/15/26	(a)	2,065	2,157,925

				3,204,921

Healthcare-Products — 0.1%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		1,871	1,950,352
Sr. Unsec’d. Notes, 144A
9.000%	10/01/25		10,431	11,238,833
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/28		95	96,461
7.375%	06/01/25		1,560	1,587,677
Teleflex, Inc.,
Gtd. Notes, 144A
4.250%	06/01/28	(a)	350	359,326

				15,232,649

Healthcare-Services — 0.3%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	05/15/30	(a)	1,745	1,794,300
Centene Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/27		1,700	1,753,202
4.625%	12/15/29		4,150	4,384,216

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (cont’d.)
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25	(a)	1,445	$1,487,368
5.375%	06/01/26		150	156,107
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26	(a)	1,135	1,234,401
5.625%	09/01/28	(a)	330	368,041
5.875%	02/01/29		1,000	1,130,530
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25		1,240	1,417,400
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		1,785	1,852,698
LifePoint Health, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	(a)	735	692,079
6.750%	04/15/25		555	569,901
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22		1,310	1,348,580
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28		1,025	1,027,821
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26		3,135	3,233,838
Tenet Healthcare Corp.,
Sec’d. Notes, 144A
6.250%	02/01/27	(a)	555	550,546
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	(a)	880	934,208
Sr. Unsec’d. Notes
6.875%	11/15/31		560	504,678
8.125%	04/01/22	(a)	1,830	1,916,983
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		1,285	1,344,668
2.750%	05/15/40		1,690	1,800,855
2.900%	05/15/50	(a)	2,395	2,527,522
3.700%	08/15/49		5,500	6,531,400
4.450%	12/15/48		3,350	4,427,236

				42,988,578

Home Builders — 0.0%
Picasso Finance Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/25		995	1,013,285
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28		190	179,757
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23		735	756,603
Winnebago Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/15/28		675	675,000

				2,624,645

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Home Furnishings — 0.0%
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
5.600%	10/23/28		395	$411,623

Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		480	492,419

Housewares — 0.0%
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25		435	453,564
Turkiye Sise ve Cam Fabrikalari A/S (Turkey),
Gtd. Notes, 144A
6.950%	03/14/26		1,495	1,544,488

				1,998,052

Insurance — 0.4%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	02/15/24		2,080	2,161,859
Sr. Unsec’d. Notes, 144A
7.000%	11/15/25		1,195	1,141,555
10.125%	08/01/26	(a)	3,125	3,361,664
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	(a)	720	840,028
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28		6,225	6,911,382
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/27		1,955	1,941,060
AmWINS Group, Inc.,
Gtd. Notes, 144A
7.750%	07/01/26		2,120	2,226,000
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	08/15/25		800	798,953
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	(a)	6,265	6,936,536
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28		6,985	7,819,571
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
4.500%	08/15/28		2,475	2,779,982
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27	(a)	2,030	2,088,005
HUB International Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	05/01/26		3,790	3,789,241
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		1,250	1,299,333

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
NMI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	06/01/25		375	$392,278
USI, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/25		115	115,919
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24		6,405	6,933,557

				51,536,923

Internet — 0.3%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22	(a)	8,965	9,177,794
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23		2,675	2,804,468
4.100%	04/13/25		1,015	1,139,769
4.500%	04/13/27		4,360	5,006,578
4.625%	04/13/30	(a)	1,265	1,490,067
Expedia Group, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25		2,700	2,869,079
7.000%	05/01/25		735	769,787
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27	(a)	1,680	1,717,457
Match Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	06/01/28		755	766,043
5.625%	02/15/29	(a)	1,590	1,679,344
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	11/15/28		2,715	3,089,424
6.375%	05/15/29	(a)	3,050	3,553,670
Sr. Unsec’d. Notes, 144A
5.375%	11/15/29	(a)	1,900	2,083,018
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	05/15/25		745	750,982
7.500%	09/15/27		980	981,658
8.000%	11/01/26	(a)	1,820	1,851,673
VeriSign, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/25	(a)	1,045	1,158,677

				40,889,488

Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	(a)	620	598,259
6.250%	05/15/26	(a)	700	699,882

				1,298,141

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel — 0.0%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	(a)	2,490	$2,309,276
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.000%	03/01/41		10	11,678
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
7.250%	09/01/25		1,010	943,099
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	10/17/25		600	628,042
CSN Resources SA (Brazil),
Gtd. Notes
7.625%	02/13/23		1,100	1,024,481
Gtd. Notes, 144A
7.625%	02/13/23		400	372,538

				5,289,114

Leisure Time — 0.0%
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/25		425	447,469

Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26		925	879,069
Sr. Unsec’d. Notes, 144A
8.625%	06/01/25		535	559,318
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	(a)	1,945	1,915,330
Gtd. Notes, 144A
5.375%	05/01/25		365	364,998
5.750%	05/01/28		610	618,201
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		115	112,266
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		1,025	1,018,074
3.500%	08/18/26		1,680	1,675,943
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.625%	06/15/30		530	551,011
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25		560	609,541
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26	(a)	1,530	1,546,247
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29		260	259,399
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.250%	06/18/25	(a)	925	939,485

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes
6.000%	03/15/23		1,200	$1,209,221
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		900	887,417

				13,145,520

Machinery-Diversified — 0.1%
SPX FLOW, Inc.,
Gtd. Notes, 144A
5.625%	08/15/24		1,225	1,251,640
5.875%	08/15/26	(a)	1,250	1,284,206
Tennant Co.,
Gtd. Notes
5.625%	05/01/25		945	954,589
Vertical Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28		435	435,000
Vertical U.S. Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27		2,300	2,300,000
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24		1,090	1,040,371

				7,265,806

Media — 0.8%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28		1,845	1,833,024
7.500%	05/15/26	(a)	1,760	1,847,433
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	(a)	2,445	2,496,744
4.500%	05/01/32		970	982,959
5.000%	02/01/28		2,775	2,865,840
5.125%	05/01/27		1,100	1,137,975
5.375%	06/01/29		2,785	2,937,980
5.750%	02/15/26	(a)	425	440,500
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31		3,285	3,334,260
3.700%	04/01/51	(a)	4,165	4,096,755
6.384%	10/23/35		750	989,658
6.484%	10/23/45		875	1,168,493
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	(a)	2,980	2,764,439
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51	(a)	4,360	4,445,307
3.250%	11/01/39		6,715	7,408,419
3.300%	04/01/27		7,000	7,842,829
3.400%	04/01/30		14,000	15,999,090
3.900%	03/01/38		1,550	1,839,626

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26		700	$720,732
6.500%	02/01/29		4,230	4,630,723
6.625%	10/15/25	(a)	800	831,000
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		6,445	6,929,558
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27		940	503,113
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		790	576,830
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24		145	144,268
7.750%	07/01/26	(a)	1,410	1,494,397
Sr. Unsec’d. Notes, 144A
7.375%	07/01/28		1,135	1,136,075
Dolya Holdco 18 DAC (Ireland),
Sr. Unsec’d. Notes, 144A
5.000%	07/15/28		1,000	988,044
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25		155	167,701
GCI LLC,
Sr. Unsec’d. Notes
6.875%	04/15/25		675	695,966
Sr. Unsec’d. Notes, 144A
6.625%	06/15/24		930	975,504
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.843%	06/08/25		7,500	7,492,567
5.125%	03/31/27		600	581,121
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27	(a)	3,030	2,779,557
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
6.750%	10/15/27		415	424,071
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27		740	754,916
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	02/15/23		1,613	1,637,438
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24	(a)	1,605	1,647,192
5.375%	07/15/26	(a)	1,240	1,283,890
5.500%	07/01/29	(a)	3,525	3,726,013
Townsquare Media, Inc.,
Gtd. Notes, 144A
6.500%	04/01/23		545	475,765
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/01/27		880	840,144
9.500%	05/01/25	(a)	690	738,374

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22		920	$950,848
Gtd. Notes, 144A
5.125%	04/15/27	(a)	1,390	1,448,798
Virgin Media Finance PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.000%	07/15/30		525	512,813
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30		435	431,282
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27		3,077	3,118,034
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27		266	269,068

				113,337,133

Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.000%	09/30/27		745	750,880
HTA Group Ltd. (Congo (Democratic Republic)),
Gtd. Notes, 144A
7.000%	12/18/25		670	678,007

				1,428,887

Mining — 0.4%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	(a)	2,470	2,547,629
6.750%	09/30/24		400	410,299
7.000%	09/30/26	(a)	3,485	3,606,411
ALROSA Finance SA (Russia),
Gtd. Notes
4.650%	04/09/24		780	831,052
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24		1,000	1,050,908
4.125%	09/27/22		1,240	1,297,209
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28	(a)	1,755	1,761,778
Compass Minerals International, Inc.,
Gtd. Notes, 144A
6.750%	12/01/27	(a)	1,100	1,174,041
Constellium SE,
Gtd. Notes, 144A
5.750%	05/15/24		710	706,904
6.625%	03/01/25	(a)	2,425	2,461,274
Sr. Unsec’d. Notes, 144A
5.625%	06/15/28		1,880	1,853,502
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	09/30/29		13,965	14,400,856
3.625%	08/01/27	(a)	1,745	1,869,140
3.700%	01/30/50		1,400	1,427,502

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (cont’d.)
3.750%	01/15/31		405	$441,269
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
5.125%	03/15/23		560	577,359
5.125%	05/15/24		1,020	1,058,206
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34		4,385	4,423,479
5.450%	03/15/43		1,440	1,415,489
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		760	771,448
Hudbay Minerals, Inc. (Peru),
Gtd. Notes, 144A
7.250%	01/15/23	(a)	680	670,545
7.625%	01/15/25		3,940	3,742,391
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.450%	05/15/30		280	310,939
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	05/15/22		845	862,575
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25		1,030	1,043,824
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27		860	886,244
Nexa Resources SA (Peru),
Gtd. Notes
5.375%	05/04/27		700	679,109
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	(a)	1,600	1,528,550

				53,809,932

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Jr. Sub. Notes, Series D
5.000%(ff)	—	(a)(rr)	4,140	3,255,119
Hillenbrand, Inc.,
Gtd. Notes
4.500%	09/15/26		80	82,324
5.750%	06/15/25		435	450,204

				3,787,647

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.125%	05/01/25		650	653,991

Oil & Gas — 1.1%
ADES International Holding PLC (Saudi Arabia),
Sr. Sec’d. Notes
8.625%	04/24/24		200	186,632
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22	(a)	1,315	949,861

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24	(a)	1,275	$1,270,537
CNOOC Curtis Funding No. 1 Pty Ltd. (China),
Gtd. Notes
4.500%	10/03/23		1,110	1,217,433
Gtd. Notes, 144A
4.500%	10/03/23		1,940	2,127,766
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
2.875%	09/30/29		500	531,504
CNOOC Finance 2014 ULC (China),
Gtd. Notes
4.250%	04/30/24		975	1,072,034
CNOOC Finance 2015 USA LLC (China),
Gtd. Notes
3.500%	05/05/25		3,125	3,415,206
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26		1,255	1,171,049
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23	(a)	2,435	2,326,095
5.000%	09/15/22	(a)	1,200	1,179,875
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	—	(rr)	520	521,364
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		4,190	4,192,057
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		1,435	1,382,440
6.625%	07/15/25		725	730,582
EQT Corp.,
Sr. Unsec’d. Notes
7.000%	02/01/30		735	756,760
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31		260	303,065
7.875%	10/01/29		129	154,832
HPCL-Mittal Energy Ltd. (India),
Sr. Unsec’d. Notes
5.250%	04/28/27		550	513,608
Jagged Peak Energy LLC,
Gtd. Notes
5.875%	05/01/26	(a)	2,545	2,479,270
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
6.375%	10/24/48		1,880	2,375,427
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26	(a)	3,240	3,095,076
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		4,586	3,401,544

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26			465	$290,285
7.500%	01/15/28			895	552,825
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23			310	285,393
3.125%	02/15/22			1,745	1,681,301
6.450%	09/15/36			325	280,000
6.950%	07/01/24			2,275	2,227,760
7.500%	05/01/31			205	190,632
7.950%	06/15/39			1,390	1,263,892
8.000%	07/15/25			385	386,474
8.500%	07/15/27			515	516,285
8.875%	07/15/30			1,335	1,335,941
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.625%	10/15/27	(a)		1,230	1,211,843
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42			300	357,129
Sr. Unsec’d. Notes, 144A, MTN
6.450%	05/30/44			1,645	2,095,366
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43			9,300	10,761,171
Petrobras Global Finance BV (Brazil),
Gtd. Notes
7.375%	01/17/27			5,430	6,040,486
8.750%	05/23/26			8,365	9,880,290
Petroleos de Venezuela SA (Venezuela),
First Lien
8.500%	10/27/20			2,475	222,750
First Lien, 144A
8.500%	10/27/20			1,076	96,795
Sr. Unsec’d. Notes
5.375%	04/12/27	(d)		5,670	136,080
6.000%	05/16/24	(d)		19,015	456,360
6.000%	11/15/26	(d)		6,600	158,400
9.000%	11/17/21	(d)		37,670	904,080
9.750%	05/17/35	(d)		1,875	46,875
12.750%	02/17/22	(d)		5,195	124,680
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26	(a)		4,000	3,512,523
5.500%	06/27/44			600	426,144
5.625%	01/23/46			13,295	9,450,060
6.500%	03/13/27			1,800	1,642,032
6.500%	06/02/41			19,452	14,901,260
6.950%	01/28/60			750	576,721
7.190%	09/12/24		MXN	3,700	135,161
Gtd. Notes, 144A
6.840%	01/23/30			1,685	1,474,894
Gtd. Notes, MTN
6.750%	09/21/47			4,750	3,655,439
Range Resources Corp.,
Gtd. Notes, 144A
9.250%	02/01/26	(a)		1,580	1,422,413

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.250%	04/16/39	(a)	950	$1,060,768
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29		3,600	3,894,041
4.250%	04/16/39		2,300	2,568,174
Seven Generations Energy Ltd. (Canada),
Gtd. Notes, 144A
5.375%	09/30/25	(a)	2,135	1,860,521
6.750%	05/01/23		665	644,398
6.875%	06/30/23		450	440,111
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.800%	05/15/23	(a)	415	433,307
3.100%	05/15/25	(a)	660	705,180
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49		610	584,968
Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago),
Sr. Sec’d. Notes, 144A
9.750%	06/15/26		300	300,264
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.850%	04/15/25		245	258,432
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		4,520	4,752,720
3.700%	09/15/26		3,608	3,814,489
3.700%	03/15/28		4,041	4,143,702
4.500%	03/04/29		3,850	4,152,825
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	10/15/27		955	893,256
5.875%	06/15/28		375	359,119
8.250%	08/01/23		480	535,290
YPF SA (Argentina),
Sr. Unsec’d. Notes
8.500%	03/23/21		1,520	1,284,187
8.500%	07/28/25		795	594,265
8.750%	04/04/24		960	772,605
Sr. Unsec’d. Notes, 144A, MTN, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days+ 4.000% (Cap N/A, Floor 18.000%)
32.229%(c)	07/07/20		435	81,004

				148,187,383

Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	(a)	645	608,438
CSI Compressco LP/CSI Compressco Finance, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 3.500%
10.000%	04/01/26		122	78,244
Sr. Sec’d. Notes, 144A
7.500%	04/01/25		39	32,859
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25		2,140	1,774,145

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas Services (cont’d.)
Poinsettia Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes,
144A 6.625%	06/17/31		400	$389,344
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27		925	878,870

				3,761,900

Packaging & Containers — 0.1%
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26		1,125	1,145,639
5.375%	01/15/28		560	570,960
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26		100	116,490
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.875%	07/15/26		1,005	974,044
Mauser Packaging Solutions Holding Co.,
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25	(a)	1,140	1,032,188
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		500	538,805
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24	(a)	1,095	1,099,775
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27		3,265	3,489,139
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		925	939,556

				9,906,596

Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/14/28	(a)	12,500	14,727,742
4.875%	11/14/48		5,000	6,517,167
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26		5,835	6,338,668
3.800%	03/15/25		3,000	3,331,469
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		2,705	2,882,597
9.250%	04/01/26		1,000	1,083,969
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.250%	02/15/29		2,250	2,262,553
7.250%	05/30/29		1,680	1,763,505
9.000%	12/15/25		1,890	2,038,372
Sr. Sec’d. Notes, 144A
5.750%	08/15/27		485	513,819

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.875%	12/15/23		8,445	$9,243,892
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30		6,480	6,877,516
3.363%	06/06/24		3,374	3,636,087
3.700%	06/06/27		10,934	12,209,607
3.794%	05/20/50	(a)	2,555	2,825,648
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/43		5,922	8,512,017
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25		3,410	3,811,649
4.500%	11/15/44		770	832,562
4.900%	09/15/45		3,525	4,094,881
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		6,520	7,713,531
4.800%	08/15/38		2,310	2,944,808
Gtd. Notes, 144A
3.400%	03/01/27		575	634,686
4.500%	02/25/26		5,190	6,036,972
Sr. Unsec’d. Notes
2.400%	03/15/30	(a)	5,000	5,186,169
CVS Health Corp.,
Sr. Unsec’d. Notes
3.625%	04/01/27	(a)	7,000	7,868,151
4.250%	04/01/50		8,000	9,623,282
5.125%	07/20/45		140	180,630
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.650%	08/28/28		90	99,790
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.150%	06/15/30		450	454,318
3.900%	12/15/24		4,510	4,791,791
4.375%	03/15/26	(a)	2,305	2,513,146
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes, 144A
7.125%	01/31/25	(a)	2,755	2,923,009
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27		580	607,599

				145,081,602

Pipelines — 0.7%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		1,320	1,328,787
4.450%	07/15/27		1,330	1,394,605
5.950%	06/01/26		6,820	7,692,080
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31		1,375	1,468,935
3.302%	01/15/35		1,505	1,656,613

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
3.701%	01/15/39		1,120	$1,209,155
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		1,110	1,218,075
7.000%	06/30/24		3,615	4,114,391
Sr. Sec’d. Notes, 144A
3.700%	11/15/29	(a)	3,585	3,663,686
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	—	(rr)	1,090	771,204
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	(a)	1,280	1,291,231
8.125%	08/16/30		750	810,342
Gtd. Notes, 144A
6.450%	11/03/36		250	225,020
6.750%	09/15/37		1,035	929,795
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25		1,375	1,406,610
4.500%	04/15/24	(a)	955	1,035,491
4.950%	06/15/28		1,480	1,592,934
5.000%	05/15/50		680	644,845
5.250%	04/15/29	(a)	2,165	2,363,083
5.500%	06/01/27	(a)	2,225	2,485,456
5.875%	01/15/24		2,575	2,870,656
6.000%	06/15/48		5,460	5,687,781
6.250%	04/15/49		2,070	2,205,714
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23		1,285	1,450,983
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23		3,673	3,057,923
7.500%	04/15/26		2,392	1,822,468
NuStar Logistics LP,
Gtd. Notes
6.000%	06/01/26		1,040	1,018,856
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30		1,050	826,843
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		5,460	6,097,535
5.750%	05/15/24		2,660	2,996,459
5.875%	06/30/26		180	211,549
Sr. Sec’d. Notes, 144A
4.500%	05/15/30		630	696,683
Summit Midstream Partners LP,
Jr. Sub. Notes, Series A
9.500%(ff)	—	(rr)	330	42,884
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		1,090	989,315
6.000%	03/01/27		990	881,083

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.500%	07/15/27		1,920	$1,941,750
6.875%	01/15/29	(a)	480	502,894
Gtd. Notes, 144A
5.500%	03/01/30		2,660	2,560,274
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28		2,679	2,973,267
4.600%	03/15/48		2,165	2,463,390
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30		1,025	1,095,012
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	(a)	4,000	4,266,640
3.900%	01/15/25		2,630	2,873,398
4.000%	09/15/25		985	1,091,102
4.300%	03/04/24		415	453,770

				88,380,567

Real Estate — 0.1%
China Evergrande Group (China),
Sr. Sec’d. Notes
8.250%	03/23/22		400	368,277
9.500%	04/11/22		800	750,135
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
6.000%	07/16/25		1,409	1,395,200
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	01/17/23		1,100	1,115,490
5.400%	05/27/25		1,955	2,032,968
8.000%	01/27/24		650	703,358
Cushman & Wakefield U.S. Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28	(a)	1,405	1,473,009
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.375%	03/15/25	(a)	2,110	1,962,192
IRSA Propiedades Comerciales SA (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	03/23/23	(a)	1,350	965,045
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
8.500%	06/30/22		1,200	1,187,663
Realogy Group LLC/Realogy Co-Issuer Corp.,
Sec’d. Notes, 144A
7.625%	06/15/25		400	399,615
Theta Capital Pte Ltd. (Indonesia),
Gtd. Notes
8.125%	01/22/25		550	488,275
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/08/25		1,600	1,592,588

				14,433,815

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.750%	12/15/29	(a)	2,695	$2,854,091
3.950%	01/15/27		3,756	4,211,035
American Campus Communities Operating Partnership LP,
Gtd. Notes
2.850%	02/01/30		5,965	5,751,451
3.300%	07/15/26		2,560	2,614,774
3.625%	11/15/27		2,210	2,264,579
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26		6,240	6,688,496
3.250%	01/30/31		1,430	1,535,791
3.650%	02/01/26	(a)	4,870	5,400,953
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		1,849	1,912,631
3.850%	02/01/25		665	687,317
3.900%	03/15/27		6,003	6,139,271
4.050%	07/01/30		770	787,321
4.125%	06/15/26		3,075	3,219,292
4.125%	05/15/29	(a)	3,735	3,870,095
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23		9,945	10,732,670
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25		1,800	1,810,239
3.300%	07/01/30		825	907,064
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27		5,065	5,623,131
3.875%	05/01/24	(a)	457	496,171
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	(a)	990	996,543
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
5.250%	07/15/24		1,700	1,738,391
6.000%	04/15/25	(a)	2,155	2,266,893
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		520	533,356
3.250%	07/15/26	(a)	530	578,801
3.500%	07/15/29		595	647,655
Highwoods Realty LP,
Sr. Unsec’d. Notes
3.200%	06/15/21		437	443,922
4.125%	03/15/28		1,310	1,403,959
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25		3,540	3,804,022
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27		695	720,651

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	03/01/24		975	$1,004,271
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
7.500%	06/01/25	(a)	1,345	1,375,246
Regency Centers LP,
Gtd. Notes
3.700%	06/15/30		2,560	2,754,615
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	(a)	1,805	1,605,852
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/27		505	502,236
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50		3,865	3,863,419
3.168%	04/09/47		5,850	5,909,052
3.448%	03/15/48		4,300	4,453,361
Simon Property Group LP,
Sr. Unsec’d. Notes
3.300%	01/15/26		940	1,006,675
3.500%	09/01/25	(a)	1,475	1,591,565
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21	(a)	1,050	1,024,876
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		4,664	4,695,711
3.950%	08/15/27		6,616	6,866,504
4.600%	02/06/24		8,075	8,588,689
4.875%	06/01/26	(a)	1,030	1,138,170
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.625%	12/01/29		515	504,876

				127,525,683

Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
5.750%	04/15/25		295	310,023
Brinker International, Inc.,
Sr. Unsec’d. Notes
3.875%	05/15/23		150	138,716
Burlington Coat Factory Warehouse Corp.,
Sr. Sec’d. Notes, 144A
6.250%	04/15/25		550	573,328
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25		1,100	1,072,039
8.500%	10/30/25		965	991,839
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24	(a)	455	463,553

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
L Brands, Inc.,
Gtd. Notes
6.694%	01/15/27		240	$206,400
7.500%	06/15/29		485	426,267
Gtd. Notes, 144A
9.375%	07/01/25		2,830	2,842,467
Sr. Sec’d. Notes, 144A
6.875%	07/01/25		460	474,736
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		900	887,781
8.875%	06/01/25	(a)	880	879,378
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	(a)	2,360	2,363,662
5.125%	07/02/22		6,870	6,941,504
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43		1,143	1,135,724
6.875%	11/15/37		374	403,355
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30		520	531,384

				20,642,156

Semiconductors — 0.2%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.500%	08/15/22		985	1,092,394
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25		640	644,001
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27		3,260	3,651,544
4.640%	02/06/24		5,940	6,533,381
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.350%	03/01/26		1,660	1,968,762
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
2.700%	05/01/25		295	309,924
3.150%	05/01/27		605	639,585
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26		1,410	1,466,342
Gtd. Notes, 144A
4.375%	10/15/29		850	871,407
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		2,975	3,106,225

				20,283,565

Software — 0.2%
Ascend Learning LLC,
Sr. Unsec’d. Notes, 144A
6.875%	08/01/25		769	773,872
6.875%	08/01/25		2,862	2,900,398

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	(a)	805	$831,210
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	(a)	1,670	1,751,766
CDK Global, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/26		80	83,222
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26		1,195	1,313,830
Granite Merger Sub 2, Inc.,
Gtd. Notes, 144A
11.000%	07/15/27		860	894,102
MSCI, Inc.,
Gtd. Notes, 144A
3.625%	09/01/30	(a)	350	348,831
4.000%	11/15/29		670	683,397
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	04/01/27		2,115	2,308,716
2.950%	04/01/30	(a)	3,550	3,949,115
3.600%	04/01/50		8,400	9,404,378
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24	(a)	5,544	5,654,880

				30,897,717

Storage/Warehousing — 0.0%
Mobile Mini, Inc.,
Gtd. Notes
5.875%	07/01/24		1,365	1,405,104

Telecommunications — 0.9%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28	(a)	2,070	1,956,843
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	(a)	5,422	5,993,990
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26		2,215	2,306,605
8.125%	02/01/27	(a)	1,480	1,618,396
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27		2,835	2,935,163
2.750%	06/01/31		9,295	9,661,806
3.650%	06/01/51	(a)	2,910	3,039,381
4.300%	02/15/30		1,595	1,864,817
4.500%	03/09/48		2,500	2,910,658
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24		800	829,902
British Telecommunications PLC (United Kingdom),
Gtd. Notes, 144A
3.250%	11/08/29	(a)	1,595	1,735,852

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27		735	$728,106
CommScope, Inc.,
Gtd. Notes, 144A
7.125%	07/01/28		695	694,654
8.250%	03/01/27		755	775,517
Connect Finco SARL/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26		1,345	1,270,791
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42		415	421,923
3.663%	05/15/45		4,425	4,720,296
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26	(a)	4,995	5,210,428
7.625%	06/15/21	(a)	715	736,882
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
9.500%	09/30/22	(d)	1,250	1,389,380
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23	(a)	350	350,033
5.375%	01/15/24		1,590	1,602,654
Gtd. Notes, 144A
4.625%	09/15/27		1,225	1,234,431
Metropolitan Light Co. Ltd. (Hong Kong),
Gtd. Notes
5.500%	11/21/22		405	408,282
Gtd. Notes, 144A
5.500%	11/21/22		434	437,517
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27		1,550	1,582,747
Sixsigma Networks Mexico SA de CV (Mexico),
Gtd. Notes, 144A
7.500%	05/02/25		900	848,087
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23		1,000	1,046,273
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	1,355	1,652,597
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		395	445,424
7.875%	09/15/23		2,490	2,807,241
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27		1,340	1,393,691
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27		1,615	1,590,775
T-Mobile USA, Inc.,
Gtd. Notes
6.000%	03/01/23		660	663,969

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
6.500%	01/15/26		4,075	$4,259,747
Sr. Sec’d. Notes, 144A
3.500%	04/15/25		1,380	1,505,115
3.750%	04/15/27		7,670	8,498,979
3.875%	04/15/30	(a)	6,490	7,208,676
4.500%	04/15/50		1,335	1,571,586
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes
4.875%	06/19/24		1,300	1,286,086
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25		990	1,042,312
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33		645	743,634
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.672%	03/15/55	(a)	7,500	10,226,115
ViaSat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27	(a)	710	728,205
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49		5,800	7,272,977
5.000%	05/30/38		3,040	3,819,784
5.250%	05/30/48		3,500	4,567,620
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27		315	298,973

				119,894,920

Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24		4,170	4,353,153
3.550%	11/19/26		1,935	2,026,223

				6,379,376

Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	(a)	980	1,131,331
Cargo Aircraft Management, Inc.,
Gtd. Notes, 144A
4.750%	02/01/28		1,010	1,003,028
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
4.700%	05/07/50		445	506,812
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		484	570,364
Rumo Luxembourg Sarl (Brazil),
Gtd. Notes, 144A
5.875%	01/18/25	(a)	370	390,309
7.375%	02/09/24		510	536,330
Transnet SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
4.000%	07/26/22		400	388,867

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (continued)
Transportation (cont’d.)
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
8.250%	07/09/24	1,700	$1,678,158
Watco Cos. LLC/Watco Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/27	1,760	1,803,058

			8,008,257

Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	1,765	1,654,288
5.250%	11/15/21	1,520	1,501,056
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	3,645	3,664,203
4.125%	07/15/23	526	543,479

			7,363,026

TOTAL CORPORATE BONDS (cost $1,992,832,084)			2,003,064,343

MUNICIPAL BONDS — 0.4%
California — 0.1%
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	600	995,502
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	2,990	5,196,590
University of California,
Taxable, Revenue Bonds, Series AJ
4.601%	05/15/31	4,900	6,047,188

			12,239,280

Colorado — 0.0%
Denver City & County School District No. 1,
Taxable, Certificate Participation, Series B
4.242%	12/15/37	1,215	1,482,337

District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs, Series E
5.591%	12/01/34	120	164,336

Florida — 0.0%
State Board of Administration Finance Corp.,
Revenue Bonds, Series A
2.995%	07/01/20	3,695	3,695,222

Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	2,065	2,969,697

New York — 0.1%
City of New York,
General Obligation Unlimited, Taxable, BABs, Series F-1
6.271%	12/01/37	2,630	4,000,467

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (cont’d.)
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	$2,206,770
Revenue Bonds, BABs
5.508%	08/01/37	3,275	4,418,826

			10,626,063

North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	5,675	7,001,929

Ohio — 0.0%
JobsOhio Beverage System,
Taxable, Revenue Bonds, Series B
4.532%	01/01/35	2,920	3,579,540

Oregon — 0.0%
State of Oregon,
General Obligation Unlimited, Taxable
5.892%	06/01/27	60	75,855

South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series E
4.322%	12/01/27	1,188	1,367,982

Texas — 0.1%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds
3.236%	10/01/52	3,170	3,309,575
Texas Transportation Commission State Highway Fund,
Taxable, Revenue Bonds, BABs, Series B
5.178%	04/01/30	2,420	3,108,829

			6,418,404

Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs, Series B
5.937%	06/15/39	1,920	2,734,848

Virginia — 0.0%
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,925,583
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	960	1,285,190
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	2,192,960

			5,403,733

TOTAL MUNICIPAL BONDS (cost $48,964,220)			57,759,226

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
Angel Oak Mortgage Trust I LLC,
Series 2019-02, Class A1, 144A
3.628%(cc)	03/25/49	3,766	3,858,477

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC,
Series 2020-03, Class A1, 144A
1.691%(cc)	04/25/65	3,600	$3,599,982
COLT Mortgage Loan Trust,
Series 2018-04, Class A1, 144A
4.006%(cc)	12/28/48	2,930	2,976,816
Series 2019-03, Class A1, 144A
2.764%(cc)	08/25/49	3,367	3,407,801
Series 2020-03, Class A1, 144A
1.506%(cc)	04/27/65	2,200	2,185,473
Connecticut Avenue Securities Trust,
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	01/25/40	2,049	2,026,997
Deephaven Residential Mortgage Trust,
Series 2018-02A, Class A1, 144A
3.479%(cc)	04/25/58	1,876	1,908,509
Series 2018-03A, Class A1, 144A
3.789%(cc)	08/25/58	3,030	3,081,089
Series 2018-04A, Class A1, 144A
4.080%(cc)	10/25/58	5,672	5,720,999
Series 2019-02A, Class A3, 144A
3.763%(cc)	04/25/59	1,750	1,756,688
Fannie Mae Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.535%(c)	09/25/29	6,970	6,711,314
Series 2017-C03, Class 1M1, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.135%(c)	10/25/29	433	432,943
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.285%(c)	11/25/29	8,514	8,292,561
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	02/25/30	1,988	1,937,059
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.035%(c)	07/25/30	7,686	7,401,284
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/25/32	2	434
FHLMC Structured Agency Credit Risk REMICS Trust,
Series 2020-DNA03, Class M1, 144A
—%(p)	06/25/50	2,205	2,205,000
FirstKey Mortgage Trust,
Series 2014-01, Class B2, 144A
4.010%(cc)	11/25/44	1,580	1,644,818
Freddie Mac REMICS,
Series 4448, Class JA
4.000%	11/15/36	37	37,310
Series 4977, Class IO, IO
4.500%	05/25/50	3,446	539,035
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-HQ02, Class M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 0.000%)
2.385%(c)	09/25/24	712	716,930

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.035%(c)	10/25/27	918	$916,993
Series 2015-DNA03, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 0.000%)
3.035%(c)	04/25/28	193	193,005
Series 2015-HQ02, Class M2, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.135%(c)	05/25/25	1,876	1,882,691
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.535%(c)	03/25/29	410	408,383
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.385%(c)	07/25/29	64	64,027
Series 2017-DNA02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.385%(c)	10/25/29	717	718,091
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	03/25/30	228	227,600
Series 2018-SPI01, Class M1, 144A
3.726%(cc)	02/25/48	736	735,998
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.935%(c)	02/25/50	2,662	2,637,800
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	09/25/48	6	5,887
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.587%(cc)	12/25/46	3,148	3,136,252
FWD Securitization Trust,
Series 2020-INV01, Class A1, 144A
2.240%(cc)	01/25/50	3,612	3,674,185
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	2,363	2,431,320
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	3,281	3,389,287
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	4,890	4,907,892
Government National Mortgage Assoc.,
Series 2010-103, Class IN, IO
4.500%	02/20/39	8	31
Series 2011-41, Class AI, IO
4.500%	12/20/39	77	2,472
Series 2011-88, Class EI, IO
4.500%	11/20/39	27	105
Series 2012-94, Class BI, IO
4.000%	05/20/37	1,367	68,237
Series 2013-24, Class OI, IO
4.000%	02/20/43	598	87,819
Series 2013-82, Class IG, IO
3.500%	05/20/43	1,510	215,555

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-08, Class DA
3.000%	11/20/47	1,608	$1,693,776
Series 2018-122, Class FE, 1 Month LIBOR + 0.300% (Cap 6.500%, Floor 0.300%)
0.490%(c)	09/20/48	2,188	2,180,612
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
2.454%(cc)	07/25/44	240	241,234
Series 2020-INV01, Class A14, 144A
3.000%(cc)	08/25/50^	6,320	6,516,514
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A3, 144A
3.999%(cc)	06/25/48	1,423	1,446,432
Series 2019-02, Class A1, 144A
2.702%(cc)	09/25/59	5,479	5,546,055
JPMorgan Mortgage Trust,
Series 2019-INV02, Class A3, 144A
3.500%(cc)	02/25/50	2,055	2,100,331
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	3,701	3,775,247
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.000%)
0.998%(c)	08/25/50	1,813	1,794,145
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	3,012	3,126,864
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	4,295	4,423,753
New Residential Mortgage Loan Trust,
Series 2019-NQM02, Class A1, 144A
3.600%(cc)	04/25/49	1,719	1,752,999
Series 2020-NQM01, Class A1, 144A
2.464%(cc)	01/26/60	3,738	3,801,528
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	2,160	2,160,881
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	950	938,513
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.839%(cc)	08/25/47	2,163	2,231,475
Series 2018-CH01, Class A2, 144A
3.500%(cc)	02/25/48	894	914,353
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	6,328	6,473,164
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	2,983	3,008,112
Starwood Mortgage Residential Trust,
Series 2018-IMC02, Class A1, 144A
4.121%(cc)	10/25/48	6,258	6,454,429
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	6,501	6,525,713
Series 2019-IMC01, Class A1, 144A
3.468%(cc)	02/25/49	2,543	2,607,322
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	4,337	4,350,886

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust,
Series 2018-02, Class A1, 144A
3.677%(cc)	06/01/58		2,059	$2,083,333
Series 2018-02, Class A2, 144A
3.779%(cc)	06/01/58		1,123	1,129,908
Series 2018-03, Class A1, 144A
4.108%(cc)	10/25/58		3,022	3,090,896
Series 2018-INV01, Class A1, 144A
3.626%(cc)	03/25/58		814	814,899
Series 2019-02, Class A1, 144A
3.211%(cc)	05/25/59		3,302	3,366,783
Series 2019-03, Class A3, 144A
3.040%	07/25/59		1,989	1,975,349
Series 2019-INV01, Class A1, 144A
3.402%(cc)	12/25/59		3,246	3,319,746
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59		3,521	3,562,665
Series 2020-INV01, Class A1, 144A
1.977%(cc)	04/25/60		883	880,234
Series 2020-INV01, Class A3, 144A
3.889%(cc)	04/25/60		625	626,643
Vista Point Securitization Trust,
Series 2020-01, Class A1, 144A
1.763%(cc)	03/25/65		2,665	2,664,963

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $182,954,620)				183,724,906

SOVEREIGN BONDS — 2.6%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30		1,280	1,409,725
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes, 144A
3.500%	06/16/27	EUR	315	352,197
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		600	497,084
Sr. Unsec’d. Notes, EMTN
9.125%	11/26/49		1,000	816,713
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
4.625%	01/11/23		3,365	1,405,291
5.625%	01/26/22		1,300	538,956
5.875%	01/11/28		2,825	1,130,868
7.125%	06/28/2117		1,360	527,576
7.500%	04/22/26		17,294	7,004,070
7.625%	04/22/46		600	232,500
8.280%	12/31/33		14,406	6,507,076
Argentine Republic Government International GDP Linked Bond (Argentina),
Sr. Unsec’d. Notes
3.000%	12/15/35		9,945	47,376
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		2,000	1,720,000

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28	8,835	$7,598,100
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
7.000%	10/12/28	2,620	2,925,756
7.500%	09/20/47	1,300	1,453,504
Sr. Unsec’d. Notes, 144A
7.375%	05/14/30	1,180	1,342,738
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29	1,100	993,520
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23	915	964,660
4.750%	02/15/29	3,715	4,183,096
4.854%	02/06/24	2,414	2,647,993
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.000%	01/27/45	5,335	5,129,146
5.625%	01/07/41	2,640	2,742,847
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.500%	01/25/50	7,790	8,781,665
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.125%	05/15/51	455	457,376
4.500%	03/15/29	10,715	11,738,305
5.000%	06/15/45	2,345	2,644,846
5.625%	02/26/44	550	660,243
6.125%	01/18/41	1,315	1,641,101
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes
6.125%	02/19/31	555	481,284
7.000%	04/04/44	1,715	1,410,195
Sr. Unsec’d. Notes, 144A
6.125%	02/19/31	635	550,659
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25	655	663,295
5.950%	01/25/27	505	508,960
6.000%	07/19/28	445	448,274
6.850%	01/27/45	4,300	4,138,596
7.450%	04/30/44	545	560,816
Sr. Unsec’d. Notes, 144A
6.400%	06/05/49	500	457,373
6.875%	01/29/26	1,400	1,470,802
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.775%	01/23/28	5,150	2,125,542
7.950%	06/20/24	6,260	3,047,103
8.750%	06/02/23	635	293,533
8.875%	10/23/27	2,415	1,013,646
9.625%	06/02/27	695	292,950
9.650%	12/13/26	1,815	776,316
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28	1,700	1,678,985
7.903%	02/21/48	720	665,942

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A
8.875%	05/29/50	430	$425,425
Sr. Unsec’d. Notes, 144A, MTN
7.600%	03/01/29	1,135	1,155,896
8.500%	01/31/47	3,995	3,905,509
Sr. Unsec’d. Notes, MTN
8.500%	01/31/47	4,680	4,575,164
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	1,085	952,004
7.650%	06/15/35	1,100	947,959
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	615	531,391
8.625%	02/28/29	4,355	4,180,374
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26	500	517,824
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30	600	591,144
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
6.375%	02/11/27	8,625	8,070,158
8.125%	01/18/26	5,445	5,535,012
8.750%	03/11/61	750	681,592
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30	306	252,921
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
6.125%	06/01/50	205	237,388
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30	3,635	3,712,474
4.350%	01/11/48	1,100	1,238,027
4.750%	02/11/29	1,175	1,361,966
8.500%	10/12/35	425	662,121
Sr. Unsec’d. Notes, 144A
3.700%	01/08/22	3,445	3,565,947
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25	4,325	4,697,954
4.625%	04/15/43	3,700	4,259,192
5.250%	01/17/42	2,600	3,211,402
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30	1,920	2,114,164
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32	705	693,500
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45	2,725	3,336,037
8.000%	03/15/39	2,200	2,719,730
KSA Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.969%	10/29/29	1,600	1,680,780
Lao International Bond (Laos Democratic Republic),
Sr. Unsec’d. Notes, 144A
6.875%	06/30/21	800	774,541

Interest Rate	Maturity Date			Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.000%	01/27/23	(d)		7,185	$1,267,814
Mexican Bonos (Mexico),
Sr. Unsec’d. Notes, Series M
8.500%	05/31/29		MXN	21,000	1,083,177
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes
5.625%	05/01/23			600	599,891
Sr. Unsec’d. Notes, EMTN
5.125%	12/05/22			2,660	2,641,725
8.750%	03/09/24			1,600	1,724,638
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.143%	02/23/30			3,100	2,897,567
7.875%	02/16/32			700	659,478
8.747%	01/21/31			500	499,929
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27			1,040	985,447
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27			2,000	1,895,091
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26			4,050	3,743,008
5.375%	03/08/27			3,650	3,407,374
5.625%	01/17/28			600	560,983
6.500%	03/08/47			1,930	1,668,413
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26			1,000	924,200
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
6.875%	12/05/27			1,100	1,083,607
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30			6,090	6,561,842
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.700%	03/27/27			1,235	1,352,611
5.400%	03/30/50			1,810	2,081,135
5.600%	03/13/48			400	465,481
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31			370	411,316
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.150%	03/29/27			2,300	2,501,640
4.550%	03/29/26			11,105	12,276,678
Sr. Unsec’d. Notes, 144A
3.800%	06/23/50			200	205,370
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29			2,300	2,576,300
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.844%	06/20/30			4,540	4,861,341
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24			1,680	1,834,849

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21		7,495	$7,686,371
Provincia de Buenos Aires/Government Bonds (Argentina), Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.830% (Cap N/A, Floor 15.000%)
32.807%	05/31/22	ARS	16,651	133,717
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		2,195	2,355,775
4.400%	04/16/50		1,160	1,442,902
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28		5,205	4,829,192
4.850%	09/27/27		895	876,638
4.850%	09/30/29		9,925	9,399,832
5.375%	07/24/44		800	696,217
5.650%	09/27/47		2,850	2,482,126
6.250%	03/08/41		2,150	2,089,589
Republic of Uzbekistan Bond (Uzbekistan),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	02/20/24		2,810	2,961,615
5.375%	02/20/29		645	703,096
Sr. Unsec’d. Notes, EMTN
5.375%	02/20/29		2,000	2,180,143
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.375%	03/21/29		5,600	6,363,473
5.250%	06/23/47		3,200	4,230,319
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60		635	733,341
Sr. Unsec’d. Notes, EMTN
2.750%	02/03/32		3,800	3,912,132
3.250%	10/26/26		1,900	2,056,104
3.750%	01/21/55		1,220	1,248,793
5.000%	04/17/49		2,300	2,857,759
Senegal Government International Bond (Senegal),
Unsec’d. Notes
6.250%	05/23/33		2,300	2,342,928
Unsec’d. Notes, 144A
6.250%	05/23/33		1,350	1,375,197
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.750%	01/18/22		2,800	2,197,891
6.125%	06/03/25		2,560	1,717,517
6.200%	05/11/27		680	448,128
6.250%	07/27/21		4,700	4,041,955
6.825%	07/18/26		1,450	956,772
6.850%	11/03/25		460	308,534
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26		1,000	659,843
Trinidad & Tobago Government International Bond (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
4.500%	06/26/30		1,335	1,316,661
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.875%	10/09/26		3,365	3,125,300

Interest Rate	Maturity Date		Principal Amount (000)#	Value

SOVEREIGN BONDS (continued)
4.875%	04/16/43		1,995	$1,543,249
5.125%	02/17/28		3,000	2,762,928
6.000%	03/25/27		9,135	8,925,291
6.000%	01/14/41		3,400	2,938,958
6.875%	03/17/36		450	439,206
Ukraine Government GDP Linked International Bond (Ukraine),
Sr. Unsec’d. Notes, 144A
0.000%(cc)	05/31/40		1,050	969,262
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/23		700	734,158
7.750%	09/01/24		480	501,167
7.750%	09/01/25		4,380	4,572,697
7.750%	09/01/27		6,520	6,780,025
8.994%	02/01/24		1,020	1,096,761
9.750%	11/01/28		3,500	4,000,523
Sr. Unsec’d. Notes, 144A
9.750%	11/01/28		3,330	3,806,212
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31		701	820,458
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20	(d)	4,725	265,561
7.750%	10/13/20	(d)	5,500	330,000
9.250%	09/15/27	(d)	2,200	131,220
11.750%	10/21/26	(d)	2,250	135,017
11.950%	08/05/31	(d)	1,200	72,000
12.750%	08/23/22	(d)	3,025	184,079
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24		3,850	4,208,730
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24		2,200	2,404,989

TOTAL SOVEREIGN BONDS (cost $373,409,021)				351,389,451

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
Federal Home Loan Mortgage Corp.
3.000%	05/01/30		1,695	1,783,329
3.000%	11/01/42		40	43,683
3.000%	01/01/43		48	51,901
3.000%	02/01/43		21	22,950
3.000%	02/01/43		39	42,362
3.000%	02/01/43		143	155,467
3.000%	03/01/43		137	146,903
3.000%	03/01/45		33	34,871
3.000%	04/01/45		165	176,749
3.000%	06/01/45		54	57,808
3.000%	06/01/45		282	300,920
3.000%	07/01/45		188	201,096
3.000%	02/01/47		1,515	1,602,241
3.000%	09/01/49		1,766	1,918,959
3.000%	06/01/50		1,075	1,133,010
3.500%	06/01/33		4,019	4,243,695
3.500%	04/01/42		29	31,864
3.500%	04/01/42		331	365,200
3.500%	08/01/42		84	90,480

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	08/01/42	94	$102,040
3.500%	08/01/42	438	474,461
3.500%	09/01/42	16	17,701
3.500%	09/01/42	107	116,176
3.500%	09/01/42	758	818,527
3.500%	10/01/42	10	10,954
3.500%	10/01/42	124	134,725
3.500%	11/01/42	59	63,476
3.500%	12/01/42	690	747,457
3.500%	01/01/43	665	720,055
3.500%	04/01/43	22	23,733
3.500%	04/01/43	88	95,321
3.500%	04/01/43	615	665,765
3.500%	05/01/43	1,661	1,797,974
3.500%	10/01/43	193	208,441
3.500%	01/01/44	644	696,720
3.500%	03/01/44	1,090	1,177,646
3.500%	05/01/45	551	592,787
3.500%	06/01/45	109	117,243
3.500%	06/01/45	685	737,067
3.500%	03/01/46	1,250	1,366,558
3.500%	01/01/48	10,570	11,267,403
3.500%	03/01/48	4,182	4,489,012
3.500%	01/01/50	4,049	4,306,237
4.000%	06/01/33	345	370,999
4.000%	10/01/40	9	9,389
4.000%	10/01/40	23	24,677
4.000%	10/01/40	27	29,236
4.000%	11/01/40	20	21,879
4.000%	12/01/40	7	7,162
4.000%	12/01/40	474	520,036
4.000%	12/01/40	909	1,002,659
4.000%	12/01/40	1,332	1,461,427
4.000%	02/01/41	293	321,267
4.000%	04/01/41	1,882	2,061,356
4.000%	10/01/41	130	142,151
4.000%	10/01/41	367	402,531
4.000%	12/01/41	263	288,502
4.000%	03/01/42	23	24,920
4.000%	04/01/42	31	34,729
4.000%	04/01/42	58	63,996
4.000%	04/01/42	172	190,087
4.000%	05/01/43	187	205,015
4.000%	01/01/46	6,521	7,155,164
4.000%	01/01/50	8,996	9,530,736
4.000%	02/01/50	11,923	12,746,339
4.500%	09/01/23	71	75,105
4.500%	05/01/39	121	135,501
4.500%	06/01/39	74	82,675
4.500%	08/01/39	652	724,698
4.500%	10/01/39	14	15,165
4.500%	10/01/39	46	51,111
4.500%	10/01/39	886	985,799
4.500%	10/01/39	895	995,242
4.500%	12/01/39	63	70,230
4.500%	03/01/40	145	161,254
4.500%	05/01/40	62	69,183
4.500%	08/01/40	220	244,637

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	10/01/40	162		$180,553
4.500%	02/01/41	23		25,700
4.500%	02/01/41	36		39,907
4.500%	02/01/41	41		45,254
4.500%	02/01/41	67		74,600
4.500%	03/01/41	107		119,377
4.500%	04/01/41	175		194,387
4.500%	04/01/41	463		514,369
4.500%	10/01/41	1,445		1,606,888
4.500%	02/01/44	46		50,749
4.500%	03/01/44	9		9,987
4.500%	03/01/44	46		50,823
4.500%	03/01/44	61		67,684
4.500%	05/01/50	757		819,320
5.000%	06/01/23	28		29,951
5.000%	07/01/25	—	(r)	177
5.000%	07/01/33	1		939
5.000%	11/01/33	4		4,064
5.000%	11/01/33	5		5,697
5.000%	11/01/33	6		6,894
5.000%	11/01/33	10		11,901
5.000%	07/01/35	1,482		1,700,398
5.000%	11/01/35	194		222,262
5.000%	12/01/35	3		2,951
5.000%	04/01/40	14		15,689
5.000%	04/01/40	100		112,251
5.000%	06/01/40	105		121,603
5.000%	07/01/40	12		14,211
5.000%	07/01/40	84		96,658
5.000%	08/01/40	54		61,426
5.000%	08/01/40	148		169,553
5.000%	08/01/40	471		540,587
5.000%	06/01/41	204		235,674
5.000%	07/01/41	24		26,868
5.000%	07/01/41	68		75,578
5.000%	07/01/41	68		77,910
5.000%	07/01/41	74		84,683
5.500%	09/01/20	—	(r)	88
5.500%	09/01/20	1		533
5.500%	09/01/20	1		605
5.500%	03/01/34	51		58,521
5.500%	07/01/35	35		40,181
5.500%	01/01/38	960		1,102,671
5.500%	06/01/41	358		411,553
6.000%	10/01/32	—	(r)	288
6.000%	03/01/33	10		12,188
6.000%	12/01/33	22		25,137
6.000%	12/01/33	291		337,787
6.000%	06/01/37	2		2,189
6.000%	07/01/38	6		6,976
6.000%	08/01/38	12		14,356
6.500%	08/01/36	18		21,017
6.500%	09/01/39	47		53,566
7.000%	06/01/32	1		1,003
7.000%	06/01/32	1		1,364
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.250% (Cap 11.193%, Floor 2.250%)
3.989%(c)	10/01/36	2		2,070

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.326%, Floor 1.625%)
3.470%(c)	04/01/37	48		$50,547
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.794%, Floor 1.725%)
4.475%(c)	07/01/35	2		2,452
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.195%, Floor 1.733%)
3.733%(c)	02/01/37	27		28,143
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.748% (Cap 10.391%, Floor 1.748%)
3.744%(c)	02/01/37	8		8,835
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 9.801%, Floor 1.750%)
3.750%(c)	02/01/35	21		22,151
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.660%, Floor 1.785%)
4.035%(c)	09/01/32	—	(r)	350
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.800% (Cap 9.997%, Floor 1.800%)
3.860%(c)	03/01/36	6		6,325
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.831% (Cap 10.907%, Floor 1.831%)
3.880%(c)	01/01/37	6		6,379
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.853% (Cap 10.355%, Floor 1.853%)
3.864%(c)	02/01/37	12		12,350
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.979% (Cap 11.118%, Floor 1.979%)
4.049%(c)	11/01/36	4		4,162
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.055% (Cap 11.063%, Floor 2.055%)
4.120%(c)	12/01/36	1		1,403
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.175% (Cap 10.813%, Floor 2.175%)
4.190%(c)	02/01/37	11		11,608
Federal National Mortgage Assoc.
2.000%	TBA	13,405		13,711,325
2.500%	TBA	49,300		51,374,066
2.500%	11/01/29	21		21,699
2.500%	01/01/31	222		234,935
2.500%	11/01/34	7,198		7,653,809
3.000%	TBA	65,870		69,256,422
3.000%	01/01/27	361		381,425
3.000%	06/01/28	4,011		4,217,432
3.000%	11/01/28	840		890,997
3.000%	02/01/29	842		886,108
3.000%	06/01/33	43		45,925
3.000%	05/01/35	27,156		28,959,855
3.000%	01/01/40	6,510		6,918,336
3.000%	04/01/40	10,546		11,208,303
3.000%	09/01/42	471		509,308
3.000%	10/01/42	435		472,965
3.000%	10/01/42	1,232		1,336,575
3.000%	11/01/42	232		250,734
3.000%	11/01/42	280		303,693
3.000%	02/01/43	10		10,461
3.000%	02/01/43	11		12,024

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	02/01/43	25	$27,773
3.000%	02/01/43	40	43,694
3.000%	02/01/43	45	47,911
3.000%	02/01/43	193	210,018
3.000%	04/01/43	15	16,680
3.000%	04/01/43	5,450	5,839,323
3.000%	05/01/43	41	43,723
3.000%	05/01/43	95	102,069
3.000%	05/01/43	149	160,274
3.000%	05/01/43	1,173	1,256,487
3.000%	07/01/43	277	297,661
3.000%	08/01/43	109	116,197
3.000%	08/01/43	683	722,446
3.000%	09/01/43	1,020	1,108,531
3.000%	02/01/44	185	196,085
3.000%	12/01/44	14	14,569
3.000%	05/01/45	271	289,811
3.000%	08/01/45	725	774,617
3.000%	05/01/46	23,477	25,370,581
3.000%	08/01/46	550	582,415
3.000%	10/01/46	368	389,068
3.000%	11/01/46	244	263,263
3.000%	11/01/46	758	819,552
3.000%	11/01/46	1,085	1,172,791
3.000%	11/01/46	1,748	1,888,699
3.000%	11/01/46	27,297	28,829,829
3.000%	12/01/46	1,040	1,124,284
3.000%	06/01/47	1,949	2,117,317
3.000%	08/01/49	1,585	1,722,701
3.000%	12/01/49	22,301	23,609,723
3.000%	03/01/50	3,015	3,220,421
3.000%	05/01/50	33,623	35,636,325
3.500%	TBA	49,757	52,330,918
3.500%	07/01/30	84	89,494
3.500%	08/01/30	438	468,474
3.500%	04/01/31	4,514	4,771,703
3.500%	12/01/33	8,365	8,873,340
3.500%	01/01/34	12	12,776
3.500%	01/01/34	30	31,996
3.500%	01/01/34	56	60,100
3.500%	01/01/34	86	91,454
3.500%	02/01/35	287	306,361
3.500%	12/01/41	155	171,283
3.500%	06/01/42	338	365,247
3.500%	06/01/42	580	626,776
3.500%	07/01/42	443	478,518
3.500%	08/01/42	928	1,001,528
3.500%	09/01/42	1,349	1,456,095
3.500%	10/01/42	1,336	1,442,573
3.500%	11/01/42	205	221,287
3.500%	01/01/43	218	235,459
3.500%	01/01/43	1,209	1,305,881
3.500%	04/01/43	172	186,253
3.500%	05/01/43	1,738	1,889,254
3.500%	06/01/43	607	666,141
3.500%	06/01/43	705	760,979
3.500%	07/01/43	142	153,343
3.500%	07/01/43	195	209,980

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	07/01/43	294		$318,116
3.500%	07/01/43	416		450,378
3.500%	07/01/43	812		890,834
3.500%	08/01/43	206		222,742
3.500%	08/01/43	232		252,183
3.500%	03/01/44	958		1,057,029
3.500%	07/01/44	561		606,316
3.500%	11/01/45	108		115,775
3.500%	12/01/45	4,846		5,138,950
3.500%	12/01/45	18,653		19,918,169
3.500%	01/01/46	1,057		1,149,401
3.500%	01/01/46	1,407		1,529,750
3.500%	05/01/46	460		496,216
3.500%	06/01/46	1,446		1,586,409
3.500%	11/01/47	9,868		10,425,943
3.500%	01/01/48	8,709		9,185,437
3.500%	06/01/49	15,119		16,558,589
3.500%	08/01/49	571		599,950
3.500%	10/01/49	1,057		1,110,631
3.500%	10/01/49	2,196		2,308,025
3.500%	02/01/50	19,480		20,499,878
4.000%	TBA	50,150		53,164,877
4.000%	11/01/40	1,264		1,387,265
4.000%	12/01/40	1,416		1,554,725
4.000%	01/01/41	152		167,268
4.000%	01/01/41	887		973,367
4.000%	02/01/41	169		185,972
4.000%	02/01/41	541		593,533
4.000%	03/01/41	1,364		1,497,721
4.000%	04/01/41	489		536,269
4.000%	10/01/41	526		577,497
4.000%	11/01/41	461		506,665
4.000%	01/01/42	644		706,952
4.000%	01/01/42	866		946,973
4.000%	02/01/42	56		61,031
4.000%	02/01/42	525		576,589
4.000%	02/01/42	696		764,603
4.000%	08/01/42	1,710		1,876,714
4.000%	05/01/45	343		372,771
4.000%	07/01/45	216		234,110
4.000%	09/01/45	437		472,079
4.000%	10/01/45	26,157		28,643,217
4.000%	12/01/45	801		858,233
4.000%	09/01/46	326		351,880
4.000%	06/01/47	17,190		18,340,956
4.000%	10/01/48	3,920		4,321,079
4.000%	12/01/49	520		550,262
4.500%	TBA	30,365		32,625,769
4.500%	11/01/20	—	(r)	9
4.500%	04/01/23	37		39,230
4.500%	12/01/23	1		734
4.500%	08/01/24	15		16,073
4.500%	04/01/26	61		65,259
4.500%	04/01/26	300		319,706
4.500%	07/01/26	29		30,512
4.500%	10/01/26	116		123,238
4.500%	01/01/27	475		507,028
4.500%	09/01/39	547		607,933

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	12/01/39	737		$819,849
4.500%	12/01/39	1,398		1,554,189
4.500%	04/01/40	976		1,085,779
4.500%	07/01/40	93		105,438
4.500%	09/01/40	1,415		1,574,594
4.500%	11/01/40	1,950		2,169,514
4.500%	12/01/40	162		180,197
4.500%	12/01/40	917		1,017,202
4.500%	02/01/41	202		224,696
4.500%	02/01/41	308		343,334
4.500%	02/01/41	561		624,296
4.500%	04/01/41	1,596		1,776,175
4.500%	05/01/41	41		45,140
4.500%	05/01/41	1,621		1,803,777
4.500%	06/01/41	119		129,976
4.500%	06/01/41	142		158,268
4.500%	08/01/41	36		39,773
4.500%	10/01/41	20		21,987
4.500%	10/01/41	22		24,656
4.500%	11/01/41	22		24,993
4.500%	11/01/41	507		564,371
4.500%	04/01/42	225		250,559
4.500%	08/01/42	49		54,048
4.500%	09/01/42	43		48,270
4.500%	09/01/42	71		78,896
4.500%	09/01/42	128		142,776
4.500%	10/01/42	329		365,650
4.500%	09/01/43	110		122,828
4.500%	11/01/43	74		82,018
4.500%	06/01/44	102		113,554
4.500%	10/01/44	175		193,669
4.500%	02/01/45	70		77,600
4.500%	02/01/45	159		177,075
4.500%	11/01/47	3,853		4,231,082
4.500%	08/01/48	1,004		1,077,588
4.500%	12/01/48	4,356		4,676,671
4.500%	05/01/49	6,704		7,201,427
4.500%	09/01/49	9,631		10,678,693
4.500%	01/01/50	797		856,358
4.500%	05/01/50	643		696,273
5.000%	TBA	7,150		7,813,051
5.000%	12/01/20	—	(r)	325
5.000%	02/01/21	1		1,164
5.000%	06/01/23	2		1,624
5.000%	09/01/23	354		385,360
5.000%	01/01/24	47		48,941
5.000%	06/01/24	26		27,479
5.000%	09/01/25	31		33,068
5.000%	04/01/34	11		12,669
5.000%	07/01/34	12		13,491
5.000%	03/01/35	499		573,120
5.000%	04/01/35	54		62,423
5.000%	04/01/35	578		663,183
5.000%	05/01/35	68		77,555
5.000%	06/01/35	18		20,177
5.000%	06/01/35	31		35,383
5.000%	06/01/35	68		77,915
5.000%	09/01/35	42		48,586

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	10/01/35	82		$93,840
5.000%	10/01/35	463		530,748
5.000%	03/01/36	160		183,821
5.000%	12/01/36	14		16,445
5.000%	12/01/36	653		748,606
5.000%	07/01/37	11		12,480
5.000%	07/01/37	1,686		1,933,231
5.000%	02/01/38	59		68,080
5.000%	05/01/38	378		433,903
5.000%	06/01/39	48		55,073
5.000%	06/01/40	204		232,936
5.000%	06/01/40	220		253,023
5.000%	08/01/40	390		447,830
5.000%	04/01/41	772		887,441
5.000%	06/01/41	31		34,765
5.000%	06/01/41	145		165,842
5.000%	08/01/41	46		51,139
5.000%	09/01/41	346		396,899
5.000%	01/01/42	438		501,878
5.000%	02/01/42	124		141,789
5.000%	05/01/42	251		287,431
5.000%	07/01/42	568		651,763
5.000%	11/01/44	990		1,136,084
5.000%	07/01/45	2,124		2,389,754
5.500%	08/01/21	1		742
5.500%	09/01/21	1		579
5.500%	09/01/21	1		583
5.500%	09/01/21	1		1,330
5.500%	11/01/21	5		5,119
5.500%	03/01/22	—	(r)	58
5.500%	03/01/22	2		1,939
5.500%	05/01/22	—	(r)	233
5.500%	07/01/22	—	(r)	372
5.500%	07/01/22	1		958
5.500%	08/01/22	5		4,812
5.500%	01/01/23	55		57,731
5.500%	09/01/34	203		232,537
5.500%	11/01/34	16		18,243
5.500%	12/01/34	65		74,729
5.500%	04/01/35	41		47,297
5.500%	11/01/35	195		224,419
5.500%	12/01/35	53		60,313
5.500%	01/01/36	8		8,741
5.500%	01/01/36	52		60,256
5.500%	03/01/36	7		8,481
5.500%	03/01/36	11		13,228
5.500%	05/01/36	249		286,330
5.500%	05/01/36	505		580,600
5.500%	07/01/36	1,060		1,215,638
5.500%	11/01/36	5		5,209
5.500%	08/01/37	12		13,702
5.500%	08/01/37	76		87,579
5.500%	08/01/37	316		363,164
5.500%	08/01/37	597		686,211
5.500%	09/01/37	204		233,974
5.500%	02/01/38	78		89,805
5.500%	02/01/38	502		577,160
5.500%	09/01/38	291		334,037

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	04/01/39	154		$177,100
5.500%	05/01/39	170		195,040
5.500%	03/01/40	319		366,182
5.500%	09/01/41	3		3,011
5.500%	09/01/41	490		562,744
6.000%	04/01/21	1		540
6.000%	07/01/21	—	(r)	29
6.000%	11/01/32	12		13,906
6.000%	03/01/33	13		15,029
6.000%	04/01/33	15		17,246
6.000%	02/01/34	124		144,041
6.000%	08/01/34	10		11,556
6.000%	11/01/34	8		9,621
6.000%	11/01/34	525		611,950
6.000%	11/01/35	88		102,628
6.000%	12/01/35	19		21,684
6.000%	02/01/36	639		744,618
6.000%	04/01/36	—	(r)	62
6.000%	05/01/36	183		213,334
6.000%	05/01/36	209		244,094
6.000%	06/01/36	21		24,340
6.000%	09/01/36	23		26,659
6.000%	09/01/36	1,404		1,635,944
6.000%	11/01/36	44		50,807
6.000%	12/01/36	4		4,605
6.000%	01/01/37	—	(r)	150
6.000%	01/01/37	18		21,424
6.000%	02/01/37	13		14,888
6.000%	02/01/37	173		201,307
6.000%	03/01/37	73		84,816
6.000%	03/01/37	462		539,514
6.000%	03/01/37	1,060		1,237,353
6.000%	05/01/37	—	(r)	343
6.000%	05/01/37	9		10,391
6.000%	06/01/37	23		27,261
6.000%	08/01/37	160		186,956
6.000%	08/01/37	886		1,032,906
6.000%	10/01/37	17		18,761
6.000%	02/01/38	70		81,781
6.000%	03/01/38	588		686,234
6.000%	04/01/38	24		28,575
6.000%	05/01/38	158		184,559
6.000%	08/01/38	17		19,884
6.000%	09/01/38	32		37,892
6.000%	10/01/38	125		146,300
6.000%	12/01/38	6		6,825
6.000%	04/01/39	10		11,898
6.000%	06/01/39	193		225,066
6.000%	09/01/39	688		802,465
6.000%	10/01/39	210		244,662
6.000%	02/01/40	100		117,121
6.000%	10/01/40	199		232,476
6.500%	07/01/32	7		7,971
6.500%	07/01/32	49		55,719
6.500%	07/01/32	82		96,598
6.500%	12/01/32	7		8,238
6.500%	12/01/32	21		24,839
6.500%	07/01/35	24		28,591

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	12/01/35	216		$256,113
6.500%	07/01/36	4		4,218
6.500%	07/01/36	795		928,173
6.500%	08/01/36	37		42,261
6.500%	08/01/36	146		174,212
6.500%	08/01/36	176		209,555
6.500%	09/01/36	86		100,657
6.500%	09/01/36	345		400,115
6.500%	10/01/36	10		11,829
6.500%	10/01/36	174		203,013
6.500%	11/01/36	5		5,472
6.500%	12/01/36	4		4,410
6.500%	08/01/37	13		14,996
6.500%	10/01/37	4		5,071
6.500%	10/01/37	117		137,234
6.500%	08/01/38	59		69,809
6.500%	06/01/39	41		47,625
6.500%	10/01/39	199		232,266
6.500%	05/01/40	197		227,295
6.500%	05/01/40	233		267,315
7.000%	01/01/31	—	(r)	188
7.000%	04/01/32	—	(r)	212
7.000%	04/01/37	27		29,566
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
3.340%(c)	12/01/35	3		2,977
Federal National Mortgage Assoc., 12 Month LIBOR + 1.569% (Cap 10.469%, Floor 1.569%)
3.692%(c)	12/01/35	9		9,602
Federal National Mortgage Assoc., 12 Month LIBOR + 1.626% (Cap 9.709%, Floor 1.626%)
3.802%(c)	07/01/35	5		4,850
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 10.936%, Floor 1.655%)
4.319%(c)	08/01/37	5		4,896
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.686%, Floor 1.700%)
3.575%(c)	11/01/37	36		38,062
Federal National Mortgage Assoc., 12 Month LIBOR + 1.886% (Cap 11.038%, Floor 1.886%)
4.518%(c)	08/01/36	8		7,967
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
3.852%(c)	12/01/35	3		2,645
Government National Mortgage Assoc.
3.000%	10/15/42	58		61,797
3.000%	12/15/42	17		18,620
3.000%	05/15/43	47		49,961
3.000%	06/15/43	8		8,379
3.000%	07/15/43	112		119,370
3.000%	08/20/43	1,379		1,474,705
3.000%	09/20/43	1,329		1,420,988
3.000%	01/20/44	136		145,985
3.000%	02/20/44	387		414,432
3.000%	05/20/46	160		172,287
3.000%	05/20/46	299		317,223
3.000%	05/20/46	360		389,010
3.000%	06/20/46	790		848,970

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	07/20/46	218	$235,095
3.000%	07/20/46	376	405,651
3.000%	07/20/46	559	601,229
3.000%	07/20/46	690	742,781
3.000%	07/20/46	956	1,028,249
3.000%	07/20/46	1,202	1,293,346
3.000%	08/20/46	321	343,789
3.000%	08/20/46	454	488,183
3.000%	08/20/46	509	550,426
3.000%	09/20/46	266	285,576
3.000%	09/20/46	302	324,600
3.000%	09/20/46	12,724	13,526,129
3.000%	10/20/46	9,515	10,121,162
3.000%	08/20/49	3,046	3,152,526
3.000%	09/20/49	10,615	10,990,079
3.000%	10/20/49	6,780	7,021,944
3.000%	05/20/50	1,801	1,910,623
3.000%	05/20/50	3,634	3,769,784
3.500%	05/20/42	44	48,086
3.500%	08/20/42	1,098	1,193,499
3.500%	11/20/42	25	26,803
3.500%	12/20/42	538	584,787
3.500%	03/20/43	1,302	1,400,165
3.500%	04/20/43	53	57,909
3.500%	08/20/43	43	46,159
3.500%	11/15/43	1,347	1,479,454
3.500%	10/20/44	227	244,045
3.500%	02/15/45	264	286,521
3.500%	02/20/45	597	642,216
3.500%	04/20/45	122	131,405
3.500%	05/20/45	178	191,065
3.500%	05/20/45	406	436,863
3.500%	01/20/46	144	155,303
3.500%	05/20/46	16	17,305
3.500%	05/20/46	43	45,987
3.500%	05/20/46	192	206,719
3.500%	06/20/46	189	203,234
3.500%	10/20/46	16,742	17,938,899
3.500%	12/20/47	9,912	10,533,866
3.500%	02/20/48	245	262,640
3.500%	03/20/50	5,372	5,745,407
3.500%	04/20/50	11,411	12,258,602
4.000%	09/20/25	47	49,598
4.000%	11/20/25	89	94,233
4.000%	01/20/26	27	28,775
4.000%	02/20/41	98	107,917
4.000%	05/20/41	918	1,012,253
4.000%	10/15/41	33	35,828
4.000%	10/15/41	147	164,558
4.000%	10/15/41	167	187,161
4.000%	10/20/41	901	992,854
4.000%	11/20/41	176	194,472
4.000%	12/20/41	86	94,525
4.000%	09/20/42	81	89,441
4.000%	11/20/42	68	75,420
4.000%	09/20/47	3,282	3,518,393
4.000%	01/20/48	1,299	1,403,753
4.000%	04/20/48	21,341	22,730,615

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	TBA	7,560	$8,070,300
4.500%	05/15/39	13	14,205
4.500%	11/20/39	122	133,416
4.500%	02/20/40	1,053	1,156,321
4.500%	05/20/40	915	1,004,280
4.500%	06/15/40	7	8,261
4.500%	06/15/40	47	51,951
4.500%	06/15/40	138	153,577
4.500%	07/15/40	25	27,295
4.500%	08/15/40	65	72,391
4.500%	09/15/40	168	186,910
4.500%	09/20/40	509	558,750
4.500%	11/20/40	267	292,933
4.500%	02/20/41	1,167	1,303,224
4.500%	03/15/41	193	215,609
4.500%	03/20/41	1,333	1,462,776
4.500%	05/20/41	72	79,022
4.500%	07/20/41	159	174,961
4.500%	09/15/45	661	736,249
4.500%	01/20/46	627	687,111
4.500%	07/20/46	278	304,394
4.500%	08/20/46	441	482,896
4.500%	09/20/46	342	372,686
4.500%	01/20/47	1,013	1,107,203
4.500%	03/20/49	3,642	3,897,080
5.000%	03/20/34	1	1,125
5.000%	07/20/39	181	204,065
5.000%	08/15/39	16	18,301
5.000%	09/15/39	149	170,448
5.000%	10/15/39	27	30,595
5.000%	10/15/39	136	152,829
5.000%	10/20/39	9	10,221
5.000%	02/15/40	264	301,518
5.000%	02/15/40	264	301,518
5.000%	04/15/40	129	145,301
5.000%	05/20/40	745	841,106
5.000%	06/15/40	128	146,327
5.000%	06/20/40	522	589,037
5.000%	07/15/40	17	19,642
5.000%	08/15/40	26	29,233
5.000%	08/20/40	399	449,957
5.000%	09/15/40	19	21,496
5.000%	09/15/40	24	27,951
5.000%	09/20/40	265	298,672
5.000%	03/20/41	516	581,643
5.000%	08/20/41	574	646,819
5.000%	06/20/47	941	1,041,258
5.000%	06/20/48	750	816,692
5.000%	09/20/48	4,730	5,152,739
5.000%	12/20/48	4,555	4,948,390
5.000%	06/20/49	8,766	9,521,222
5.500%	10/20/32	2	1,929
5.500%	03/20/34	6	6,444
5.500%	01/20/36	1,118	1,288,184
5.500%	12/20/48	1,548	1,682,077
5.500%	01/20/49	511	556,469
5.500%	03/20/49	1,327	1,442,236
6.000%	12/20/38	1,695	1,947,278

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.500%	09/20/32		4		$4,678
6.500%	12/20/33		2		2,210
8.000%	09/15/22		—	(r)	163
8.000%	07/15/23		—	(r)	128
8.500%	06/15/26		1		1,292

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $1,037,547,904)					1,047,324,842

U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds
2.250%	08/15/49		4,500		5,407,734
2.500%	02/15/46		2,715		3,361,085
2.750%	08/15/47	(k)	4,965		6,483,204
2.875%	08/15/45	(k)	17,245		22,712,204
2.875%	11/15/46	(k)	7,575		10,067,648
3.000%	05/15/47		5,190		7,070,564
4.375%	11/15/39		3,575		5,618,895
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22		1		689
0.125%	04/15/22		11		11,017
0.125%	07/15/22		42		42,915
0.125%	01/15/23		48		49,389
0.125%	10/15/24		45		47,752
0.125%	04/15/25		22		22,706
0.125%	01/15/30		6		6,680
0.250%	07/15/29		35		37,966
0.250%	02/15/50		1		784
0.375%	07/15/27		26		28,039
0.625%	07/15/21		20		20,136
0.625%	04/15/23		23		24,478
0.625%	01/15/26		17		18,701
1.000%	02/15/49		24		31,987
U.S. Treasury Notes
0.375%	03/31/22	(a)	7,595		7,623,185
0.375%	04/30/25	(a)	28,700		28,825,562
0.500%	03/31/25	(a)	44,700		45,167,953
0.625%	05/15/30	(a)	28,900		28,809,688
1.125%	02/28/22	(k)	5,865		5,958,932
1.125%	02/28/25	(a)	11,500		11,958,203
1.500%	02/15/30	(a)	38,165		41,242,053
1.625%	02/15/26	(k)	6,700		7,166,383
2.125%	03/31/24		14,700		15,748,524
2.250%	12/31/24		5,000		5,444,922

TOTAL U.S. TREASURY OBLIGATIONS (cost $244,481,631)					259,009,978

TOTAL LONG-TERM INVESTMENTS (cost $10,613,021,847)					11,780,790,373

			Shares

SHORT-TERM INVESTMENTS — 21.4%

AFFILIATED MUTUAL FUNDS — 20.6%
PGIM Core Ultra Short Bond Fund(w)			1,833,766,709		1,833,766,709

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

			Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $932,436,117; includes $932,007,086 of cash collateral for securities on loan)(b)(w)			932,515,618	$932,515,618

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,766,202,826)				2,766,282,327

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.8%
U.S. Treasury Bills
0.082%	02/25/21	(h)	14,501	14,486,423
0.121%	03/25/21	(h)	88,189	88,085,349
0.259%	08/20/20		8,265	8,263,565

TOTAL U.S. TREASURY OBLIGATIONS (cost $110,865,036)				110,835,337

TOTAL SHORT-TERM INVESTMENTS (cost $2,877,067,862)				2,877,117,664

TOTAL INVESTMENTS — 108.9% (cost $13,490,089,709)				14,657,908,037
Liabilities in excess of other assets(z) — (8.9)%				(1,202,650,939)

NET ASSETS — 100.0%				$13,455,257,098

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,534,158 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $916,428,041; cash collateral of $932,007,086 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2020.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,153	2 Year U.S. Treasury Notes	Sep. 2020	$254,614,830	$37,424
1,477	5 Year U.S. Treasury Notes	Sep. 2020	185,721,215	450,283
458	10 Year U.S. Treasury Notes	Sep. 2020	63,740,721	168,928
722	20 Year U.S. Treasury Bonds	Sep. 2020	128,922,125	399,592
1,207	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	263,314,593	(1,440,650)
161	ASX SPI 200 Index	Sep. 2020	16,365,929	135,762
1,004	Euro STOXX 50 Index	Sep. 2020	36,355,247	(202,056)
480	FTSE 100 Index	Sep. 2020	36,563,363	1,219,623
1,063	Mini MSCI EAFE Index	Sep. 2020	94,521,960	51,196
1,148	Russell 2000 E-Mini Index	Sep. 2020	82,518,240	1,682,351
3,395	S&P 500 E-Mini Index	Sep. 2020	524,561,450	3,615,586
169	TOPIX Index	Sep. 2020	24,393,285	(966,868)

				5,151,171

Short Positions:
773	10 Year U.S. Treasury Notes	Sep. 2020	107,579,863	(332,859)

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1,277	10 Year U.S. Ultra Treasury Notes	Sep. 2020	$201,107,553	$(554,057)

				(886,916)

				$4,264,255

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/15/20	Canadian Imperial Bank of Commerce	AUD	501	$342,255	$345,772	$3,517	$—
Expiring 07/15/20	Morgan Stanley & Co. LLC	AUD	4,791	3,326,973	3,306,572	—	(20,401)
Expiring 07/15/20	UBS AG Stamford	AUD	700	490,264	483,114	—	(7,150)
Brazilian Real,
Expiring 09/02/20	Credit Suisse International	BRL	5,910	1,208,824	1,083,659	—	(125,165)
Expiring 09/02/20	Goldman Sachs International	BRL	12,545	2,238,859	2,300,253	61,394	—
British Pound,
Expiring 07/15/20	Bank of America, N.A.	GBP	12,362	15,789,130	15,319,238	—	(469,892)
Expiring 07/15/20	Bank of America, N.A.	GBP	206	254,490	255,280	790	—
Expiring 07/15/20	Canadian Imperial Bank of Commerce	GBP	453	567,480	561,367	—	(6,113)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	GBP	456	565,999	565,085	—	(914)
Expiring 07/15/20	Morgan Stanley & Co. LLC	GBP	378	474,008	468,425	—	(5,583)
Expiring 07/15/20	Morgan Stanley & Co. LLC	GBP	303	386,922	375,483	—	(11,439)
Canadian Dollar,
Expiring 07/15/20	Morgan Stanley & Co. LLC	CAD	5,156	3,843,875	3,798,046	—	(45,829)
Euro,
Expiring 07/15/20	Bank of America, N.A.	EUR	30,609	34,747,918	34,400,432	—	(347,486)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	EUR	241	273,131	270,852	—	(2,279)
Expiring 07/15/20	State Street Bank	EUR	1,045	1,173,497	1,174,441	944	—
Expiring 08/21/20	Citibank, N.A.	EUR	327	371,522	367,824	—	(3,698)
Indonesian Rupiah,
Expiring 07/10/20	Credit Suisse International	IDR	22,041,397	1,552,211	1,516,502	—	(35,709)
Expiring 07/10/20	Deutsche Bank AG	IDR	15,630,522	938,770	1,075,418	136,648	—
Japanese Yen,
Expiring 07/15/20	Citibank, N.A.	JPY	2,790,016	25,912,900	25,844,131	—	(68,769)
Mexican Peso,
Expiring 07/17/20	HSBC Bank USA, N.A.	MXN	26,966	1,227,597	1,170,524	—	(57,073)
Expiring 07/17/20	UBS AG Stamford	MXN	90	3,674	3,916	242	—
Russian Ruble,
Expiring 07/17/20	Bank of America, N.A.	RUB	79,400	1,068,774	1,113,168	44,394	—
Singapore Dollar,
Expiring 07/15/20	State Street Bank	SGD	2,419	1,741,342	1,735,837	—	(5,505)
Swedish Krona,
Expiring 07/15/20	Bank of America, N.A.	SEK	2,195	234,860	235,602	742	—
Expiring 07/15/20	UBS AG Stamford	SEK	52,489	5,714,950	5,633,961	—	(80,989)
Swiss Franc,
Expiring 07/15/20	Canadian Imperial Bank of Commerce	CHF	235	247,173	248,145	972	—
Expiring 07/15/20	Morgan Stanley & Co. LLC	CHF	11,020	11,616,854	11,636,420	19,566	—
Expiring 07/15/20	Morgan Stanley & Co. LLC	CHF	264	277,618	278,768	1,150	—
Turkish Lira,
Expiring 07/17/20	BNP Paribas S.A.	TRY	7,292	1,012,497	1,059,760	47,263	—

				$117,604,367	$116,627,995	317,622	(1,293,994)

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/15/20	State Street Bank	AUD	1,173	$810,802	$809,561	$1,241	$—
Brazilian Real,
Expiring 09/02/20	BNP Paribas S.A.	BRL	3,764	659,835	690,076	—	(30,241)
Expiring 09/02/20	BNP Paribas S.A.	BRL	1,255	219,945	230,025	—	(10,080)
Expiring 09/02/20	Goldman Sachs International	BRL	6,198	1,150,548	1,136,467	14,081	—
Expiring 09/02/20	HSBC Bank USA, N.A.	BRL	5,910	1,179,735	1,083,659	96,076	—
Expiring 09/02/20	JPMorgan Chase Bank, N.A.	BRL	3,764	656,245	690,076	—	(33,831)
Expiring 09/02/20	JPMorgan Chase Bank, N.A.	BRL	1,255	218,748	230,025	—	(11,277)
Expiring 09/02/20	Morgan Stanley & Co. LLC	BRL	1,882	326,840	345,038	—	(18,198)
Expiring 09/02/20	Morgan Stanley & Co. LLC	BRL	627	108,947	115,013	—	(6,066)
British Pound,
Expiring 07/15/20	BNP Paribas S.A.	GBP	345	430,623	427,531	3,092	—
Expiring 07/15/20	State Street Bank	GBP	1,539	1,947,663	1,907,160	40,503	—
Canadian Dollar,
Expiring 07/15/20	Canadian Imperial Bank of Commerce	CAD	453	332,810	333,692	—	(882)
Euro,
Expiring 07/15/20	Canadian Imperial Bank of Commerce	EUR	698	785,174	784,459	715	—
Expiring 07/15/20	Goldman Sachs International	EUR	548	618,010	615,878	2,132	—
Expiring 07/15/20	State Street Bank	EUR	1,847	2,104,361	2,075,782	28,579	—
Expiring 08/21/20	Citibank, N.A.	EUR	545	609,553	612,925	—	(3,372)
Expiring 08/21/20	Goldman Sachs International	EUR	201	218,617	226,614	—	(7,997)
Expiring 08/21/20	Goldman Sachs International	EUR	112	121,150	125,582	—	(4,432)
Expiring 08/21/20	HSBC Bank USA, N.A.	EUR	104	116,437	116,429	8	—
Expiring 08/21/20	JPMorgan Chase Bank, N.A.	EUR	103	115,957	116,226	—	(269)
Expiring 08/21/20	JPMorgan Chase Bank, N.A.	EUR	17	18,930	19,121	—	(191)
Expiring 08/21/20	Morgan Stanley & Co. LLC	EUR	201	218,497	226,614	—	(8,117)
Expiring 08/21/20	Morgan Stanley & Co. LLC	EUR	112	121,084	125,582	—	(4,498)
Expiring 08/21/20	State Street Bank	EUR	336	377,139	378,277	—	(1,138)
Expiring 08/21/20	State Street Bank	EUR	173	187,625	194,240	—	(6,615)
Expiring 08/21/20	State Street Bank	EUR	96	103,976	107,642	—	(3,666)
Indonesian Rupiah,
Expiring 07/10/20	Goldman Sachs International	IDR	10,405,780	609,523	715,943	—	(106,420)
Expiring 07/10/20	Goldman Sachs International	IDR	8,372,467	499,491	576,046	—	(76,555)
Expiring 07/10/20	Goldman Sachs International	IDR	2,718,333	162,872	187,028	—	(24,156)
Expiring 07/10/20	Goldman Sachs International	IDR	1,156,198	67,594	79,549	—	(11,955)
Expiring 07/10/20	HSBC Bank USA, N.A.	IDR	16,550,351	1,149,490	1,138,705	10,785	—
Japanese Yen,
Expiring 07/15/20	Canadian Imperial Bank of Commerce	JPY	44,760	419,116	414,615	4,501	—
Expiring 07/15/20	State Street Bank	JPY	84,000	782,809	778,098	4,711	—
Mexican Peso,
Expiring 07/17/20	BNP Paribas S.A.	MXN	1,188	49,775	51,588	—	(1,813)
Expiring 07/17/20	Goldman Sachs International	MXN	594	24,365	25,794	—	(1,429)
Expiring 07/17/20	HSBC Bank USA, N.A.	MXN	1,188	49,801	51,589	—	(1,788)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	MXN	24,404	1,083,229	1,059,316	23,913	—
Expiring 07/17/20	UBS AG Stamford	MXN	990	40,898	42,990	—	(2,092)
Expiring 07/17/20	UBS AG Stamford	MXN	699	28,800	30,346	—	(1,546)
Russian Ruble,
Expiring 07/17/20	HSBC Bank USA, N.A.	RUB	79,400	1,051,131	1,113,169	—	(62,038)
Swedish Krona,
Expiring 07/15/20	Canadian Imperial Bank of Commerce	SEK	2,825	302,037	303,225	—	(1,188)
Expiring 07/15/20	State Street Bank	SEK	2,186	237,192	234,637	2,555	—
Swiss Franc,
Expiring 07/15/20	Bank of America, N.A.	CHF	302	318,601	318,892	—	(291)
Expiring 07/15/20	HSBC Bank USA, N.A.	CHF	269	283,357	284,047	—	(690)

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Turkish Lira,
Expiring 07/17/20	Barclays Bank PLC	TRY	7,292	$1,008,269	$1,059,760	$—	$(51,491)

				$21,927,601	$22,189,031	232,892	(494,322)

						$550,514	$(1,788,316)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Boeing Co. (The)	12/20/21	1.000%(Q)	10,100	2.453%	$(209,595)	$82,482	$(292,077)	Bank of America, N.A.
Devon Energy Corp.	12/20/24	1.000%(Q)	825	1.474%	(16,656)	(3,773)	(12,883)	Citibank, N.A.
Devon Energy Corp.	12/20/24	1.000%(Q)	490	1.474%	(9,892)	(2,646)	(7,246)	Morgan Stanley & Co. LLC
Devon Energy Corp.	12/20/24	1.000%(Q)	385	1.474%	(7,773)	160	(7,933)	Barclays Bank PLC
General Electric Co.	12/20/20	1.000%(Q)	2,830	0.886%	2,252	8,153	(5,901)	Barclays Bank PLC
General Electric Co.	12/20/20	1.000%(Q)	2,200	0.886%	1,750	6,129	(4,379)	Goldman Sachs International
General Electric Co.	12/20/20	1.000%(Q)	1,550	0.886%	1,234	4,245	(3,011)	Barclays Bank PLC
General Electric Co.	12/20/20	1.000%(Q)	1,395	0.886%	1,110	3,887	(2,777)	Goldman Sachs International
Republic of Brazil	06/20/25	1.000%(Q)	2,000	2.500%	(140,074)	(199,999)	59,925	BNP Paribas S.A.
Republic of Brazil	06/20/25	1.000%(Q)	1,300	2.500%	(91,049)	(94,540)	3,491	BNP Paribas S.A.
Tesla, Inc.	06/20/21	1.000%(Q)	470	1.767%	(3,378)	(5,085)	1,707	Barclays Bank PLC
Tesla, Inc.	06/20/21	1.000%(Q)	305	1.767%	(2,192)	(4,597)	2,405	Barclays Bank PLC
Ukraine Gov’t. International Bond	06/20/25	5.000%(Q)	327	5.613%	(8,034)	(49,157)	41,123	Barclays Bank PLC

					$(482,297)	$(254,741)	$(227,556)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.EM.33.V1	06/20/25	1.000%(Q)	164,350	2.001%	$(16,392,473)	$(7,667,941)	$8,724,532
CDX.EM.33.V2	06/20/25	1.000%(Q)	29,925	2.001%	(1,295,627)	(1,396,186)	(100,559)
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	41,800	5.157%	(1,303,969)	(220,413)	1,083,556
CDX.NA.HY.34.V2	06/20/25	5.000%(Q)	13,300	5.157%	(759,928)	(70,131)	689,797
CDX.NA.HY.34.V3	06/20/25	5.000%(Q)	3,800	5.157%	(120,969)	(20,037)	100,932
CDX.NA.HY.34.V4	06/20/25	5.000%(Q)	13,300	5.157%	197,069	(70,131)	(267,200)
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	781,000	0.757%	955,253	9,415,663	8,460,410

					$(18,720,644)	$(29,176)	$18,691,468

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$105,056	$(359,797)	$108,651	$(336,207)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$11,248,492
JPMorgan Securities LLC	—	142,931,433

Total	$—	$154,179,925

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks	$5,603,160,847	$1,715,847,054	$15,289
Preferred Stocks	11,539,163	607,395	—
Rights	8,315	—	—
Asset-Backed Securities
Automobiles	—	83,842,712	—
Collateralized Loan Obligations	—	105,157,795	—
Credit Cards	—	34,294,683	—
Equipment	—	8,151,259	—
Other	—	36,619,150	—
Residential Mortgage-Backed Securities	—	4,390,744	—
Student Loans	—	67,119,270	—
Commercial Mortgage-Backed Securities	—	206,423,582	—
Convertible Bonds	—	1,340,369	—

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds	$—	$2,003,061,988	$2,355
Municipal Bonds	—	57,759,226	—
Residential Mortgage-Backed Securities	—	177,208,392	6,516,514
Sovereign Bonds	—	351,389,451	—
U.S. Government Agency Obligations	—	1,047,324,842	—
U.S. Treasury Obligations	—	259,009,978	—
Affiliated Mutual Funds	2,766,282,327	—	—
U.S. Treasury Obligations	—	110,835,337	—

Total	$8,380,990,652	$6,270,383,227	$6,534,158

Other Financial Instruments*
Assets
Futures Contracts	$7,760,745	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	550,514	—
Centrally Cleared Credit Default Swap Agreements	—	19,059,227	—
OTC Credit Default Swap Agreements	—	6,346	—

Total	$7,760,745	$19,616,087	$—

Liabilities
Futures Contracts	$(3,496,490)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,788,316)	—
Centrally Cleared Credit Default Swap Agreements	—	(367,759)	—
OTC Credit Default Swap Agreements	—	(488,643)	—

Total	$(3,496,490)	$(2,644,718)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (6.9% represents investments purchased with collateral from securities on loan)	20.6%
U.S. Government Agency Obligations	7.8
Banks	4.7
Pharmaceuticals	4.2
Software	4.0
Semiconductors & Semiconductor Equipment	2.8
U.S. Treasury Obligations	2.7
Sovereign Bonds	2.6
Interactive Media & Services	2.6
IT Services	2.6
Insurance	2.4
Technology Hardware, Storage & Peripherals	2.2
Internet & Direct Marketing Retail	2.1
Media	1.7
Equity Real Estate Investment Trusts (REITs)	1.7
Chemicals	1.6
Health Care Equipment & Supplies	1.6
Commercial Mortgage-Backed Securities	1.5
Biotechnology	1.5
Residential Mortgage-Backed Securities	1.4
Oil, Gas & Consumable Fuels	1.4
Diversified Financial Services	1.3
Machinery	1.2

Health Care Providers & Services	1.2%
Electric	1.2
Automobiles	1.1
Oil & Gas	1.1
Capital Markets	1.1
Specialty Retail	1.1
Food Products	1.0
Real Estate Investment Trusts (REITs)	1.0
Industrial Conglomerates	0.9
Telecommunications	0.9
Beverages	0.9
Entertainment	0.9
Metals & Mining	0.8
Hotels, Restaurants & Leisure	0.8
Diversified Telecommunication Services	0.8
Collateralized Loan Obligations	0.8
Aerospace & Defense	0.7
Multi-Utilities	0.7
Pipelines	0.7
Electric Utilities	0.7
Textiles, Apparel & Luxury Goods	0.6
Electronic Equipment, Instruments & Components	0.6
Food & Staples Retailing	0.5
Communications Equipment	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):
Professional Services	0.5%
Student Loans	0.5
Personal Products	0.5
Electrical Equipment	0.5
Household Products	0.5
Life Sciences Tools & Services	0.4
Municipal Bonds	0.4
Auto Components	0.4
Mining	0.4
Auto Manufacturers	0.4
Road & Rail	0.4
Tobacco	0.3
Healthcare-Services	0.3
Internet	0.3
Household Durables	0.3
Trading Companies & Distributors	0.3
Other	0.3
Agriculture	0.3
Airlines	0.3
Credit Cards	0.2
Consumer Finance	0.2
Multiline Retail	0.2
Commercial Services	0.2
Foods	0.2
Containers & Packaging	0.2
Wireless Telecommunication Services	0.2
Air Freight & Logistics	0.2
Energy Equipment & Services	0.2
Real Estate Management & Development	0.2
Retail	0.2
Semiconductors	0.2
Gas Utilities	0.1
Electronics	0.1
Commercial Services & Supplies	0.1
Paper & Forest Products	0.1
Healthcare-Products	0.1
Building Products	0.1
Advertising	0.1
Building Materials	0.1
Real Estate	0.1
Engineering & Construction	0.1
Lodging	0.1
Auto Parts & Equipment	0.1

Health Care Technology	0.1%
Diversified Consumer Services	0.1
Gas	0.1
Packaging & Containers	0.1
Equipment	0.1
Transportation	0.1
Thrifts & Mortgage Finance	0.1
Independent Power & Renewable Electricity Producers	0.1
Trucking & Leasing	0.1
Machinery-Diversified	0.1
Distribution/Wholesale	0.1
Computers	0.1
Toys/Games/Hobbies	0.0	*
Iron/Steel	0.0	*
Miscellaneous Manufacturing	0.0	*
Water Utilities	0.0	*
Oil & Gas Services	0.0	*
Electrical Components & Equipment	0.0	*
Forest Products & Paper	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Hand/Machine Tools	0.0	*
Environmental Control	0.0	*
Construction & Engineering	0.0	*
Home Builders	0.0	*
Housewares	0.0	*
Food Service	0.0	*
Apparel	0.0	*
Metal Fabricate/Hardware	0.0	*
Storage/Warehousing	0.0	*
Investment Companies	0.0	*
Leisure Products	0.0	*
Cosmetics/Personal Care	0.0	*
Office/Business Equipment	0.0	*
Household Products/Wares	0.0	*
Leisure Time	0.0	*
Home Furnishings	0.0	*
Marine	0.0	*

	108.9
Liabilities in excess of other assets	(8.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$19,059,227	*	Due from/to broker-variation margin swaps	$367,759	*

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$105,056		Premiums received for OTC swap agreements	$359,797
Credit contracts	Unrealized appreciation on OTC swap agreements	108,651		Unrealized depreciation on OTC swap agreements	336,207
Equity contracts	Due from/to broker-variation margin futures	6,704,518	*	Due from/to broker-variation margin futures	1,168,924	*
Equity contracts	Unaffiliated investments	8,315		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	550,514		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,788,316
Interest rate contracts	Due from/to broker-variation margin futures	1,056,227	*	Due from/to broker-variation margin futures	2,327,566	*

		$27,592,508			$6,348,569

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$73,904	$—	$—	$(45,434,636)
Equity contracts	—	(42,493,034)	—	—
Foreign exchange contracts	782,650	—	3,219,144	—
Interest rate contracts	—	43,816,010	—	—

Total	$856,554	$1,322,976	$3,219,144	$(45,434,636)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$10,686,156
Equity contracts	8,315	(6,450,887)	—	—
Foreign exchange contracts	—	—	(1,785,508)	—
Interest rate contracts	—	7,299,145	—	—

Total	$8,315	$848,258	$(1,785,508)	$10,686,156

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts—Long Positions(2)	Futures Contracts—Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$7,442	$1,546,444,110	$300,968,778	$155,588,674

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts—Sold(3)
$75,837,487

Credit Default Swap Agreements— Sell Protection(2)
$727,694,667

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$916,428,041	$(916,428,041)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$128,408	$(1,109,746)	$(981,338)	$885,570	$(95,768)
Barclays Bank PLC	57,793	(127,175)	(69,382)	—	(69,382)
BNP Paribas S.A.	113,771	(336,673)	(222,902)	222,902	—
Canadian Imperial Bank of Commerce	9,705	(8,183)	1,522	—	1,522
Citibank, N.A.	—	(92,495)	(92,495)	—	(92,495)
Credit Suisse International	—	(160,874)	(160,874)	—	(160,874)
Deutsche Bank AG	136,648	—	136,648	(136,648)	—
Goldman Sachs International	87,623	(240,100)	(152,477)	120,647	(31,830)
HSBC Bank USA, N.A.	106,869	(121,589)	(14,720)	—	(14,720)
JPMorgan Chase Bank, N.A.	23,913	(48,761)	(24,848)	—	(24,848)
Morgan Stanley & Co. LLC	20,716	(130,023)	(109,307)	—	(109,307)
State Street Bank	78,533	(16,924)	61,609	—	61,609
UBS AG Stamford	242	(91,777)	(91,535)	—	(91,535)

	$764,221	$(2,484,320)	$(1,720,099)	$1,092,471	$(627,628)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $916,428,041:
Unaffiliated investments (cost $10,723,886,883)	$11,891,625,710
Affiliated investments (cost $2,766,202,826)	2,766,282,327
Foreign currency, at value (cost $7,249,670)	7,229,004
Cash	28,369
Receivable for investments sold	390,697,109
Dividends and interest receivable	43,220,665
Due from broker-variation margin futures	17,921,330
Tax reclaim receivable	10,895,921
Due from broker-variation margin swaps	2,252,380
Receivable for Portfolio shares sold	595,620
Unrealized appreciation on OTC forward foreign currency exchange contracts	550,514
Unrealized appreciation on OTC swap agreements	108,651
Premiums paid for OTC swap agreements	105,056
Receivable from affiliate	53,625
Prepaid expenses and other assets	2,674,683

Total Assets	15,134,240,964

LIABILITIES
Payable to broker for collateral for securities on loan	932,007,086
Payable for investments purchased	734,133,111
Management fee payable	3,320,695
Payable to affiliate	2,922,800
Payable for Portfolio shares repurchased	2,034,906
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,788,316
Due to broker-variation margin futures	841,606
Accrued expenses and other liabilities	690,599
Distribution fee payable	548,365
Premiums received for OTC swap agreements	359,797
Unrealized depreciation on OTC swap agreements	336,207
Affiliated transfer agent fee payable	378

Total Liabilities	1,678,983,866

NET ASSETS	$13,455,257,098

Net assets were comprised of:
Partners’ Equity	$13,455,257,098

Net asset value and redemption price per share, $13,455,257,098 / 415,843,561 outstanding shares of beneficial interest	$32.36

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $4,195,753 foreign withholding tax, of which $625,917 is reimbursable by an affiliate)	$82,780,427
Interest income (net of $12,334 foreign withholding tax)	77,532,288
Affiliated dividend income	9,418,805
Income from securities lending, net (including affiliated income of $1,515,874)	1,750,301

Total income	171,481,821

EXPENSES
Management fee	40,173,162
Distribution fee	16,070,605
Custodian and accounting fees	775,035
Trustees’ fees	88,887
Audit fee	29,737
Legal fees and expenses	29,653
Shareholders’ reports	12,249
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,461
Miscellaneous	146,087

Total expenses	57,328,876
Less: Fee waiver and/or expense reimbursement	(649,252)

Net expenses	56,679,624

NET INVESTMENT INCOME (LOSS)	114,802,197

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $638,219) (net of foreign capital gains taxes $(17,250))	72,331,963
Futures transactions	1,322,976
Forward currency contract transactions	3,219,144
Swap agreements transactions	(45,434,636)
Foreign currency transactions	(2,583,306)

28,856,141

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $30,753)	(980,665,280)
Futures	848,258
Forward currency contracts	(1,785,508)
Swap agreements	10,686,156
Foreign currencies	(117,851)

(971,034,225)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(942,178,084)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(827,375,887)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS	$114,802,197	$278,828,244
Net investment income (loss)
Net realized gain (loss) on investment and foreign currency transactions	28,856,141	614,013,186
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(971,034,225)	1,792,691,578

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(827,375,887)	2,685,533,008

PORTFOLIO SHARE TRANSACTIONS	4,449,003,228	383,547,587
Portfolio shares sold [153,924,976 and 13,182,895 shares, respectively]
Portfolio shares repurchased [184,139,545 and 34,953,947 shares, respectively]	(5,112,744,690)	(1,093,670,418)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(663,741,462)	(710,122,831)

CAPITAL CONTRIBUTIONS	—	80,296

TOTAL INCREASE (DECREASE)	(1,491,117,349)	1,975,490,473
NET ASSETS:	14,946,374,447	12,970,883,974
Beginning of period

End of period	$13,455,257,098	$14,946,374,447

SEE NOTES TO FINANCIAL STATEMENTS.

A201

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2020 consisted of 86 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 4 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST BlackRock/Loomis Sayles Bond Portfolio (“BlackRock/Loomis Sayles Bond”)	Maximize total return, consistent with preservation of capital and prudent investment management.	BlackRock Financial Management, Inc. / BlackRock International Limited / BlackRock (Singapore) Limited / Loomis, Sayles & Company, L.P.

AST BlackRock Low Duration Bond Portfolio (“BlackRock Low Duration Bond”)	Maximize total return, consistent with income generation and prudent investment management.	BlackRock Financial Management, Inc. / (effective April 27, 2020) BlackRock International Limited / BlackRock (Singapore) Limited

AST MFS Growth Allocation Portfolio (“MFS Growth Allocation”)	Total return.	Massachusetts Financial Services Company (“MFS”)

AST T. Rowe Price Asset Allocation Portfolio (“T. Rowe Price Asset Allocation”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc.

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and

B1

other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a

B2

discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Portfolio limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Trust’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term

B3

portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as

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realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Floating Rate Notes Issued in Conjunction with Securities Held:    Certain Portfolios invested in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Portfolios enter into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Portfolios transfer a fixed rate bond to a broker for cash. At the same time the Portfolios buy (receive) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation. Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Portfolio. The trust also issues floating rate notes (“floating rate notes”) which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Portfolio thereby collapsing the trust. The Portfolios account for the transaction described above as funded leverage by including the fixed rate bond in its Schedule of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Portfolio’s “Statement of Assets and Liabilities.”

The Portfolio’s investment policies permit investments in inverse floating rate securities. Inverse floaters held by the Portfolio are securities exempt from the registration requirements of the Securities Act of 1933 under Rule 144A.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in due from broker-varation margin futures in the Statement of Assets and Liabilities.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a

B5

participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Reverse Repurchase Agreements:    Certain Portfolios entered into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. In a reverse repurchase transaction, a Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the term of the reverse repurchase agreement the security is held by the other party and the Portfolio may continue to receive principal and interest payments on the security. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty having a value not less than the value of the reverse repurchase agreement, including accrued interest. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, the Portfolio will be obligated to deliver additional collateral to the buyer.

Borrowed Bond Agreements:    Certain Portfolios enter into borrowed bond agreements. In a borrowed bond agreement, the Portfolio borrows a bond from a counterparty in exchange for cash collateral. The borrowed bond agreement contains a commitment that the security and the cash will be returned to the counterparty and the Portfolio at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Borrowed bond agreements are entered into primarily in connection with short sales of bonds. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between the Portfolio and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. The Portfolio may also experience delays in gaining access to the collateral.

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in due from broker-variation margin swaps, cash segregated for counterparty – OTC and deposit with broker for centrally cleared/exchange-traded derivatives in the Statement of Assets and Liabilities.

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

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Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by

B7

the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2020, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain Portfolios invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into

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account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Master Limited Partnerships (MLPs):    Certain Portfolios invested in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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2.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in the introductory paragraphs of the Notes to Financial Statements as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
BlackRock/Loomis Sayles Bond	0.4825% first $300 million;	0.42%
	0.4725% on next $ 200 million;
	0.4625% on next $ 250 million;
	0.4525% on next $2.5 billion;
	0.4425% on next $ 2.75 billion;
	0.4125% on next $ 4 billion;
	0.3925% in excess of $10 billion

BlackRock Low Duration Bond	0.4825% first $300 million;	0.42%
	0.4725% on next $ 200 million;
	0.4625% on next $ 250 million;
	0.4525% on next $2.5 billion;
	0.4425% on next $ 2.75 billion;
	0.4125% on next $ 4 billion;
	0.3925% in excess of $10 billion

MFS Growth Allocation	0.6825% first $300 million;	0.66%
	0.6725% on next $ 200 million;
	0.6625% on next $ 250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $ 750 million;
	0.6225% on next $ 2 billion;
	0.5925% on next $ 4 billion;
	0.5725% in excess of $10 billion

T. Rowe Price Asset Allocation	0.6825% first $300 million;	0.61%
	0.6725% on next $ 200 million;
	0.6625% on next $ 250 million;
	0.6525% on next $2.5 billion;
	0.6425% on next $ 2.75 billion;
	0.6125% on next $ 4 billion;
	0.5925% on next $2.5 billion;
	0.5725% on next $2.5 billion;
	0.5525% on next $ 5 billion;
	0.5325% in excess of $20 billion

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Portfolio	Fee Waivers and/or Expense Limitations
BlackRock/Loomis Sayles Bond	contractually waive 0.035% through June 30, 2021
BlackRock Low Duration Bond	contractually waive 0.057% through June 30, 2021
MFS Growth Allocation	contractually waive 0.013% through June 30, 2020; effective March 1, 2020 contractually waive 0.0045% through June 30, 2021
T. Rowe Price Asset Allocation	contractually waive 0.0101% through June 30, 2021

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2020, there were no brokerage commission recaptured under these agreements.

AST Investment Services, Inc., PAD, PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential.

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures.

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For the reporting period ended June 30, 2020, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Loss
BlackRock/Loomis Sayles Bond	$2,357,513	$2,449,853	$(133,789)
BlackRock Low Duration Bond	376,452	—	—
MFS Growth Allocation	695,469	466,749	(78,179)
T. Rowe Price Asset Allocation	7,838,741	—	—

In March 2019, the following Portfolios were reimbursed by the Investment Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for each affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the year ended December 31, 2019.

Portfolio	Capital Contributions
BlackRock/Loomis Sayles Bond	$600
BlackRock Low Duration Bond	359
MFS Growth Allocation	275
T. Rowe Price Asset Allocation	2,507

b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In September 2019, the Investment Manager reached a settlement with the SEC relating to the securities lending and foreign withholding tax reclaim matters described below. Under the settlement, the Investment Manager agreed to pay to the SEC disgorgement of fees and a civil penalty. The settlement does not affect the Investment Manager’s ability to manage the Portfolios.

In February 2016, Prudential, the parent company of the Investment Manager, self-reported to the SEC and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Trust. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Trust’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Trust’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation

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methodology was subsequently reviewed by a consultant retained by the Trust’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of the methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal years ended December 31, 2018 and December 31, 2019.

In addition to the above, Prudential committed to the Trust’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
BlackRock/Loomis Sayles Bond	$17,358
MFS Growth Allocation	27,953
T. Rowe Price Asset Allocation	625,917

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
MFS Growth Allocation	$9,330
T. Rowe Price Asset Allocation	254,462

The following capital contributions, as described above, have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Capital Contributions
BlackRock/Loomis Sayles Bond	335
MFS Growth Allocation	5,292
T. Rowe Price Asset Allocation	77,789

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4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2020, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
BlackRock/Loomis Sayles Bond	$9,018,224,334	$9,553,738,187
BlackRock Low Duration Bond	363,793,117	384,780,017
MFS Growth Allocation	577,798,720	493,232,461
T. Rowe Price Asset Allocation	10,587,978,107	11,088,128,094

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

BlackRock/Loomis Sayles Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$16,342,296	$1,552,188,004	$1,267,591,552	$—	$—	$300,938,748	300,938,748	$630,765

PGIM Institutional Money Market Fund*
112,793,773	886,180,797	609,088,264	(11,800)	(408,443)	389,466,063	389,466,063	443,893	**

$129,136,069	$2,438,368,801	$1,876,679,816	$(11,800)	$(408,443)	$690,404,811		$1,074,658

BlackRock Low Duration Bond
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,282,137	$210,908,192	$208,851,684	$—	$—	$3,338,645	3,338,645	$73,091

PGIM Institutional Money Market Fund*
11,513,241	101,391,680	86,897,636	(402)	(2,063)	26,004,820	26,004,820	23,132	**

$12,795,378	$312,299,872	$295,749,320	$(402)	$(2,063)	$29,343,465		$96,223

MFS Growth Allocation
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$117,207,542	$412,915,110	$401,130,499	$—	$—	$128,992,153	128,992,153	$698,699

PGIM Institutional Money Market Fund*
52,109,743	132,556,479	135,487,584	2,467	5,605	49,186,710	49,186,710	79,673	**

$169,317,285	$545,471,589	$536,618,083	$2,467	$5,605	$178,178,863		$778,372

T. Rowe Price Asset Allocation
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,586,729,533	$5,778,806,212	$5,531,769,036	$—	$—	$1,833,766,709	1,833,766,709	$9,418,805

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Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund*
$783,086,946	$3,122,440,700	$2,973,681,000	$30,753	$638,219	$932,515,618	932,515,618	$1,515,874	**

$2,369,816,479	$8,901,246,912	$8,505,450,036	$30,753	$638,219	$2,766,282,327		$10,934,679

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5.	Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

6.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA

Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

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The following Portfolios utilized the SCA during the reporting period ended June 30, 2020. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2020
BlackRock/Loomis Sayles Bond	$19,705,909	2.15%	11	$40,432,000	$—
MFS Growth Allocation	5,181,000	2.15	1	5,181,000	—
T. Rowe Price Asset Allocation	33,629,625	2.20	8	101,100,000	—

7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2020, all Portfolios offer only a single share class to investors.

As of June 30, 2020, substantially all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
BlackRock/Loomis Sayles Bond	6	97.7%
BlackRock Low Duration Bond	3	99.8
MFS Growth Allocation	3	100.0
T. Rowe Price Asset Allocation	3	99.9

8.	Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the

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Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Market Disruption and Geopolitical Risks:    International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Fund of Funds Risk:    The value of an investment in the Portfolios will be related, to a substantial degree, to the investment performance of the underlying funds in which it invests. Therefore, the principal risks of investing in the Portfolios are closely related to the principal risks associated with these underlying funds and their investments. Because the Portfolios’ allocation among different underlying funds and direct investments in securities and derivatives will vary, an investment in the Portfolios may be subject to any and all of these risks at different times and to different degrees. Investing in an underlying fund will also expose the Portfolios to a pro rata portion of the underlying fund’s fees and expenses. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing the investment purpose.

Geographic Concentration Risk:    The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk”. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

LIBOR Risk:    Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Portfolios or the financial instruments in which the Portfolios invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in

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seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

Master Limited Partnership Risk:    The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Portfolios’ investment in MLPs subjects the Portfolios to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Risks of Investments in Bank Loans:    The Portfolios’ ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolios’ scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolios and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolios may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolios’ access to collateral, if any, may be limited by bankruptcy laws.

Risks of Investing in equity REITs:    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios. Since certain Portfolios concentrate in the real estate industry, the holdings of such Portfolios can vary significantly from broad market indexes. As a result, the performance of such Portfolios can deviate from the performance of such indexes.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Portfolios already own), the Portfolios give up the opportunity for capital appreciation in the security.

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U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

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Financial Highlights

(unaudited)

AST BlackRock/Loomis Sayles Bond Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.80		$13.55		$13.64		$13.07	$12.54	$12.81

Income (Loss) From Investment Operations:
Net investment income (loss)	0.17		0.40		0.38		0.34	0.31	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.40		0.85		(0.47)		0.23	0.22	(0.58)

Total from investment operations	0.57		1.25		(0.09)		0.57	0.53	(0.27)

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	—	—

Net Asset Value, end of period	$15.37		$14.80		$13.55		$13.64	$13.07	$12.54

Total Return(e)	3.85%		9.23	%(f)	(0.66	)%(f)	4.36%	4.23%	(2.11)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,632		$3,883		$3,518		$3,789	$3,635	$3,773
Average net assets (in millions)	$3,536		$3,840		$3,671		$3,754	$3,742	$3,930
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement(h)	0.71	%(i)	0.73%		0.76%		0.80%	0.73%	0.71%
Expenses before waivers and/or expense reimbursement(h)	0.74	%(i)	0.77%		0.80%		0.84%	0.77%	0.75%
Net investment income (loss)	2.25	%(i)	2.78%		2.83%		2.52%	2.34%	2.41%
Portfolio turnover rate(j)	233%		372%		319%		350%	349%	570%

AST BlackRock Low Duration Bond Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.32		$10.82		$10.74		$10.56	$10.39	$10.34

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.24		0.22		0.18	0.13	0.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.03)		0.26		(0.14)		—	0.04	(0.04)

Total from investment operations	0.06		0.50		0.08		0.18	0.17	0.05

Capital Contributions	—		—	(b)(d)	—	(c)(d)	—	—	—

Net Asset Value, end of period	$11.38		$11.32		$10.82		$10.74	$10.56	$10.39

Total Return(e)	0.53%		4.62	%(f)	0.74	%(f)	1.70%	1.64%	0.48%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$505		$516		$635		$638	$644	$863
Average net assets (in millions)	$490		$521		$659		$641	$736	$882
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.74	%(i)	0.72%		0.74	%(k)	0.72%	0.71%	0.74%
Expenses before waivers and/or expense reimbursement	0.80	%(i)	0.78%		0.80	%(k)	0.78%	0.77%	0.77%
Net investment income (loss)	1.57	%(i)	2.16%		2.08%		1.70%	1.22%	0.87%
Portfolio turnover rate(j)	85%		192%		201%		306%	355%	389%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)

Includes interest expense on short sales and reverse repurchase agreements of 0.02%, 0.03%, 0.06%, 0.11%, 0.03% and 0.01% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(i)	Annualized.

(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(k)	Includes interest expense on reverse repurchase agreements of 0.02% for the year ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

AST MFS Growth Allocation Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$17.42		$14.19		$15.47		$13.28	$12.73		$12.89

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.24		0.22		0.17	0.16		0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.46)		2.99		(1.50)		2.02	0.38		(0.30)

Total from investment operations	(1.37)		3.23		(1.28)		2.19	0.54		(0.16)

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)	—

Net Asset Value, end of period	$16.05		$17.42		$14.19		$15.47	$13.28		$12.73

Total Return(f)	(7.86)%		22.76	%(g)	(8.27	)%(g)	16.49%	4.32	%(h)	(1.24)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$951		$985		$697		$871	$748		$744
Average net assets (in millions)	$839		$859		$854		$812	$717		$764
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.97	%(j)	0.97%		0.96%		0.97%	0.99%		0.99%
Expenses before waivers and/or expense reimbursement	0.99	%(j)	0.98%		0.97%		0.98%	1.00%		1.00%
Net investment income (loss)	1.08	%(j)	1.52%		1.45%		1.19%	1.29%		1.07%
Portfolio turnover rate(k)	74%		123%		54%		58%	97%		86%

AST T. Rowe Price Asset Allocation Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$33.51		$27.73		$29.29		$25.38	$23.60		$23.59

Income (Loss) From Investment Operations:
Net investment income (loss)	0.28		0.60		0.55		0.45	0.41		0.36
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.43)		5.18		(2.11)		3.46	1.36		(0.35)

Total from investment operations	(1.15)		5.78		(1.56)		3.91	1.77		0.01

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	0.01	(e)	—

Net Asset Value, end of period	$32.36		$33.51		$27.73		$29.29	$25.38		$23.60

Total Return(f)	(3.43)%		20.84	%(g)	(5.33	)%(g)	15.41%	7.54	%(l)	0.04%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$13,455		$14,946		$12,971		$15,569	$14,208		$13,823
Average net assets (in millions)	$12,927		$14,407		$14,949		$15,030	$13,732		$11,574
Ratios to average net assets(i):
Expenses after waivers and/or expense reimbursement	0.88	%(j)	0.88%		0.87%		0.88%	0.87%		0.88%
Expenses before waivers and/or expense reimbursement	0.89	%(j)	0.89%		0.88%		0.89%	0.89%		0.90%
Net investment income (loss)	1.79	%(j)	1.94%		1.86%		1.64%	1.68%		1.52%
Portfolio turnover rate(k)	97%		72%		61%		66%	95%		94%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 4.24%.

(i)	Does not include expenses of the underlying funds in which the Portfolio invests.

(j)	Annualized.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been 7.50%.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS) (collectively, the Manager), and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various time periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST BlackRock/Loomis Sayles Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board considered the Manager’s assertion that it believes the Portfolio’s underperformance was primarily attributable to performance challenges in 2018 and 2019. In that regard, the Board noted that when it considered the performance of the Portfolio one year before, the Portfolio ranked in the second quartile of its Peer Universe over the one- and three-year periods ended December 31, 2018.

•	The Board noted that the Manager had contractually agreed to waive 0.035% of its investment management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST BlackRock Low Duration Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.057% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0101% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST MFS Growth Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•

The Board noted that the Portfolio underperformed its custom benchmark index over all periods. In that regard, the Board considered the Manager’s assertion that the Peer Universe provided by Broadridge, an independent provider of mutual fund data, is an appropriate tool for comparison of the Portfolio’s performance to other similarly situated funds.

•

The Board noted that in April 2019 the Portfolio appointed a new subadviser to replace the Portfolio’s prior subadvisers, and that as a result, the Portfolio’s performance prior to April 2019 was not attributable to the Portfolio’s current subadviser.

•	The Board noted that the Manager had contractually agreed to waive 0.0045% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

PRSRT STD

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PAID

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PERMIT NO. 3

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.
©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-Zurich C

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST Academic Strategies Asset Allocation Portfolio

AST AQR Large-Cap Portfolio

AST Capital Growth Asset Allocation Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan Strategic Opportunities Portfolio

AST Legg Mason Diversified Growth Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST Academic Strategies Asset Allocation Portfolio	A3
	AST AQR Large-Cap Portfolio	A144
	AST Capital Growth Asset Allocation Portfolio	A151
	AST ClearBridge Dividend Growth Portfolio	A155
	AST Goldman Sachs Multi-Asset Portfolio	A159
	AST J.P. Morgan Global Thematic Portfolio	A213
	AST J.P. Morgan Strategic Opportunities Portfolio	A273
	AST Legg Mason Diversified Growth Portfolio	A350
	AST T. Rowe Price Growth Opportunities Portfolio	A364

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2020

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2020

AST Academic Strategies Asset Allocation
Ten Largest Holdings	Asset Class	(% of Net Assets	)
AST International Value Portfolio	International Value	5.0%
AST International Growth Portfolio	International Growth	4.3%
AST Cohen & Steers Global Realty Portfolio	Global Real Estate	3.7%
AST QMA International Core Equity Portfolio	International Value	3.7%
AST High Yield Portfolio	High Yield	3.4%
AST Emerging Markets Equity Portfolio	Emerging Markets	3.1%
AST Prudential Core Bond Portfolio	Core Bond	2.6%
AST Mid-Cap Growth Portfolio	Large/Mid-Cap Growth	2.5%
AST Cohen & Steers Realty Portfolio	Real Estate	2.4%
AST Western Asset Core Plus Bond Portfolio	Core Bond	2.1%

AST AQR Large-Cap
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	4.5%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	4.3%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	3.0%
Intel Corp.	Semiconductors & Semiconductor Equipment	2.1%
Merck & Co., Inc.	Pharmaceuticals	1.6%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.6%
Procter & Gamble Co. (The)	Household Products	1.5%
Lowe’s Cos., Inc.	Specialty Retail	1.5%
Mastercard, Inc. (Class A Stock)	IT Services	1.4%

AST Capital Growth Asset Allocation
Ten Largest Holdings	Asset Class	(% of Net Assets	)
AST Large-Cap Core Portfolio	Large/Mid-Cap Growth	11.2%
AST ClearBridge Dividend Growth Portfolio	Large/Mid-Cap Blend	8.9%
AST MFS Large-Cap Value Portfolio	Large/Mid-Cap Value	7.0%
AST Prudential Core Bond Portfolio	Core Bond	7.0%
AST Wellington Management Global Bond Portfolio	Core Bond	4.9%
AST Loomis Sayles Large-Cap Growth Portfolio	Large/Mid-Cap Growth	4.5%
AST International Growth Portfolio	International Growth	4.3%
AST International Value Portfolio	International Value	4.2%
AST T. Rowe Price Large-Cap Value Portfolio	Large/Mid-Cap Value	4.1%
AST QMA International Core Equity Portfolio	International Value	3.7%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST ClearBridge Dividend Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	5.3%
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.9%
Comcast Corp. (Class A Stock)	Media	3.1%
Blackstone Group, Inc. (The) (Class A Stock)	Capital Markets	3.1%
Raytheon Technologies Corp.	Aerospace & Defense	3.0%
PPG Industries, Inc.	Chemicals	2.9%
American Tower Corp.	Equity Real Estate Investment Trusts (REITs)	2.7%
Merck & Co., Inc.	Pharmaceuticals	2.7%
Mastercard, Inc. (Class A Stock)	IT Services	2.6%
Johnson & Johnson	Pharmaceuticals	2.4%

AST Goldman Sachs Multi-Asset
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Federal National Mortgage Assoc., 2.500%, TBA	U.S. Government Agency Obligations	2.8%
Government National Mortgage Assoc., 2.500%, TBA	U.S. Government Agency Obligations	2.3%
Government National Mortgage Assoc., 4.500%, TBA	U.S. Government Agency Obligations	1.9%
U.S. Treasury Notes, 2.750%, 04/30/23	U.S. Treasury Obligations	1.7%
Goldman Sachs Emerging Markets Equity Insights Fund (Institutional Shares)	Emerging Markets	1.5%
Federal National Mortgage Assoc., 2.500%, TBA	U.S. Government Agency Obligations	1.5%
U.S. Treasury Notes, 3.125%, 11/15/28	U.S. Treasury Obligations	1.5%
Goldman Sachs High Yield Floating Rate Fund (Institutional Shares)	High Yield	1.4%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.1%
U.S. Treasury Notes, 2.875%, 04/30/25	U.S. Treasury Obligations	1.0%

AST J.P. Morgan Global Thematic
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
U.S. Treasury Notes, 2.500%, 01/31/21	U.S. Treasury Obligations	United States	3.2%
Microsoft Corp.	Software	United States	1.4%
Amazon.com, Inc.	Internet & Direct Marketing Retail	United States	1.2%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	0.9%
Tencent Holdings Ltd.	Interactive Media & Services	China	0.7%
UnitedHealth Group, Inc.	Health Care Providers & Services	United States	0.6%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	United States	0.6%
Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	China	0.6%
Prologis, Inc., REIT	Equity Real Estate Investment Trusts (REITs)	United States	0.5%
Mastercard, Inc. (Class A Stock)	IT Services	United States	0.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST J.P. Morgan Strategic Opportunities
Ten Largest Holdings	Line of Business	(% of Net Assets	)
U.S. Treasury Notes, 2.500%, 01/31/21	U.S. Treasury Obligations	2.3%
Microsoft Corp.	Software	0.9%
Amazon.com, Inc.	Internet & Direct Marketing Retail	0.8%
Apple, Inc.	Technology Hardware, Storage & Peripherals	0.6%
U.S. Treasury Notes, 0.375%, 03/31/22	U.S. Treasury Obligations	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	Semiconductors & Semiconductor Equipment	0.5%
Alibaba Group Holding Ltd. (China), ADR	Internet & Direct Marketing Retail	0.5%
U.S. Treasury Notes, 2.125%, 01/31/21	U.S. Treasury Obligations	0.5%
UnitedHealth Group, Inc.	Health Care Providers & Services	0.4%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	0.4%

AST Legg Mason Diversified Growth
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
AST Western Asset Core Plus Bond Portfolio	Core Bond	United States	13.1%
AST Western Asset Emerging Markets Debt Portfolio	Emerging Markets	United States	2.6%
Amgen, Inc.	Biotechnology	United States	0.8%
Microsoft Corp.	Software	United States	0.8%
Intel Corp.	Semiconductors & Semiconductor Equipment	United States	0.8%
UnitedHealth Group, Inc.	Health Care Providers & Services	United States	0.7%
iShares Core S&P 500 ETF	Exchange-Traded Funds	United States	0.7%
Johnson & Johnson	Pharmaceuticals	United States	0.6%
Apple, Inc.	Technology Hardware, Storage & Peripherals	United States	0.6%
Roche Holding AG	Pharmaceuticals	Switzerland	0.5%

AST T. Rowe Price Growth Opportunities
Ten Largest Holdings	Line of Business	(% of Net Assets	)
Microsoft Corp.	Software	2.6%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.8%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.5%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.1%
Danaher Corp.	Health Care Equipment & Supplies	1.0%
Prologis, Inc.	Equity Real Estate Investment Trusts (REITs)	0.9%
U.S. Treasury Notes, 0.375%, 04/30/25	U.S. Treasury Obligations	0.9%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	0.9%
Visa, Inc. (Class A Stock)	IT Services	0.8%
NextEra Energy, Inc.	Electric Utilities	0.8%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*

AST Academic Strategies Asset Allocation Portfolio	Actual	$1,000.00	$920.00	1.27%	$6.06
	Hypothetical	$1,000.00	$1,018.55	1.27%	$6.37

AST AQR Large-Cap Portfolio	Actual	$1,000.00	$934.60	0.82%	$3.94
	Hypothetical	$1,000.00	$1,020.79	0.82%	$4.12

AST Capital Growth Asset Allocation Portfolio	Actual	$1,000.00	$961.90	0.90%	$4.39
	Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52

AST ClearBridge Dividend Growth Portfolio	Actual	$1,000.00	$883.60	0.91%	$4.26
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57

AST Goldman Sachs Multi-Asset Portfolio	Actual	$1,000.00	$960.70	0.94%	$4.58
	Hypothetical	$1,000.00	$1,020.19	0.94%	$4.72

AST J.P. Morgan Global Thematic Portfolio	Actual	$1,000.00	$937.30	1.06%	$5.11
	Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32

AST J.P. Morgan Strategic Opportunities Portfolio	Actual	$1,000.00	$967.80	1.12%	$5.48
	Hypothetical	$1,000.00	$1,019.29	1.12%	$5.62

AST Legg Mason Diversified Growth Portfolio	Actual	$1,000.00	$896.10	1.08%	$5.09
	Hypothetical	$1,000.00	$1,019.49	1.08%	$5.42

AST T. Rowe Price Growth Opportunities Portfolio	Actual	$1,000.00	$936.20	0.99%	$4.77
	Hypothetical	$1,000.00	$1,019.94	0.99%	$4.97

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

GLOSSARY

The following abbreviations are used in the Portfolios’ descriptions:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	— Annual payment frequency for swaps
ABS	— Asset-Backed Security
Aces	— Alternative Credit Enhancements Securities
ADR	— American Depositary Receipt
ARM	— Adjustable Rate Mortgage
ASX	— Australian Securities Exchange
AUDOIS	— Australian Overnight Index Swap
BABs	— Build America Bonds
BATE	— CBOE- Europe – BXE Order Books
BATS	— Chi-X Europe Stock Exchange
BBA	— British Bankers Association
BBR	— New Zealand Bank Bill Rate
BBSW	— Australian Bank Bill Swap Reference Rate
BROIS	— Brazil Overnight Index Swap
BTP	— Buoni del Tesoro Poliennali
BUBOR	— Budapest Interbank Offered Rate
CAC40	— French Stock Market Index
CBOE	— Chicago Board Options Exchange
CDI	— Chess Depository Interest
CDOR	— Canadian Dollar Offered Rate
CDX	— Credit Derivative Index
CLO	— Collateralized Loan Obligation
CMBX	— Commercial Mortgage-Backed Index
CMS	— Constant Maturity Swap
CMT	— Constant Maturity Treasury
CNX	— CRISIL NSE Index
CPI	— Consumer Price Index
CVA	— Certificate Van Aandelen (Bearer)
CVR	— Contingent Value Rights
CVT	— Convertible Security
DAX	— German Stock Index
EAFE	— Europe, Australasia, Far East
EMTN	— Euro Medium Term Note
EONIA	— Euro Overnight Index Average
ETF	— Exchange-Traded Fund
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Mortgage Trust
FTSE	— Financial Times Stock Exchange
GDR	— Global Depositary Receipt
GMAC	— General Motors Acceptance Corporation
GMTN	— Global Medium Term Note
GNMA	— Government National Mortgage Association
HICP	— Harmonised Index of Consumer Prices
HONIX	— Hong Kong Brokers’ Association Over Night Rate
IBEX	— Spanish Stock Index
iBoxx	— Bond Market Indices
IO	— Interest Only (Principal amount represents notional)

SEE NOTES TO FINANCIAL STATEMENTS

A1

GLOSSARY (continued)

iTraxx	— International Credit Derivative Index
JIBAR	— Johannesburg Interbank Agreed Rate
KWCDC	— Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LME	— London Metal Exchange
LP	— Limited Partnership
M	— Monthly payment frequency for swaps
MASTR	— Morgan Stanley Structured Asset Security
MICEX	— Moscow Interbank Currency Exchange
MLP	— Master Limited Partnership
MSCI	— Morgan Stanley Capital International
MTN	— Medium Term Note
NASDAQ	— National Association of Securities Dealers Automated Quotations
NSA	— Non-Seasonally Adjusted
NVDR	— Non-voting Depositary Receipt
NYSE	— New York Stock Exchange
OAT	— Obligations Assimilables du Tresor
OFZ	— Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OJSC	— Open Joint-Stock Company
OMXS30	— Nordic Exchange Stockholm Index
OTC	— Over-the-counter
PIK	— Payment-in-Kind
PJSC	— Public Joint-Stock Company
PO	— Principal Only
PRFC	— Preference Shares
PRI	— Primary Rate Interface
PRIBOR	— Prague Interbank Offered Rate
Q	— Quarterly payment frequency for swaps
RBOB	— Reformulated Gasoline Blendstock for Oxygen Blending
REITs	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduit Security
RSP	— Savings Shares
RTS	— Russian Trading System
S	— Semiannual payment frequency for swaps
S&P	— Standard & Poor’s
SDR	— Sweden Depositary Receipt
SGMX	— Sigma X MTF
SONIA	— Sterling Overnight Index Average
SPDR	— Standard & Poor’s Depositary Receipts
SPI	— Swiss Performance Index
STOXX	— Stock Index of the Eurozone
Strips	— Separate Trading of Registered Interest and Principal of Securities
SWX	— SIX Swiss Exchange
T	— Swap payment upon termination
TBA	— To Be Announced
TELBOR	— Tel Aviv Interbank Offered Rate
TIPS	— Treasury Inflation-Protected Securities
TONAT	— Overnight Japanese Yen LIBOR Interest Rate
TOPIX	— Tokyo Stock Price Index
TRQX	— Turquoise Stock Exchange
TSX	— Toronto Stock Exchange
ULSD	— Ultra-Low Sulfur Diesel
US	— United States
USOIS	— United States Overnight Index Swap
UTS	— Unit Trust Security
WIBOR	— Warsaw Interbank Offered Rate
WTI	— West Texas Intermediate
XEQT	— Equiduct Stock Exchange
XLON	— London Stock Exchange
XNGS	— London Stock Exchange
XTSE	— Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS

A2

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 78.7%
AFFILIATED MUTUAL FUNDS — 48.0%	Shares	Value
AST Blackrock Low Duration Bond Portfolio*	69,159	$787,025
AST BlackRock/Loomis Sayles Bond Portfolio*	2,374,185	36,491,216
AST ClearBridge Dividend Growth Portfolio*	3,032,203	58,946,032
AST Cohen & Steers Global Realty Portfolio*	11,752,280	143,965,428
AST Cohen & Steers Realty Portfolio*	7,287,310	91,674,361
AST Emerging Markets Equity Portfolio*	15,257,143	117,632,574
AST Goldman Sachs Small-Cap Value Portfolio*	2,305,523	43,735,773
AST Government Money Market Portfolio*	255,582	255,582
AST High Yield Portfolio*	12,430,767	131,268,903
AST Hotchkis & Wiley Large-Cap Value Portfolio*	664,780	16,825,571
AST International Growth Portfolio*	7,767,682	164,131,117
AST International Value Portfolio*	10,794,148	190,516,719
AST Jennison Large-Cap Growth Portfolio*	286,971	13,691,365
AST Loomis Sayles Large-Cap Growth Portfolio*	328,384	22,957,308
AST MFS Growth Portfolio*	342,913	12,482,038
AST MFS Large-Cap Value Portfolio*	2,272,572	46,360,476
AST Mid-Cap Growth Portfolio*	7,859,973	96,913,472
AST Neuberger Berman Long/Short Portfolio*	2,096,707	25,810,464
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	2,333,549	62,142,410
AST PIMCO Dynamic Bond Portfolio*	1,098,524	11,095,094
AST Prudential Core Bond Portfolio*	7,314,306	100,425,426
AST QMA International Core Equity Portfolio*	12,512,517	140,265,319
AST QMA US Equity Alpha Portfolio*	1,927,562	58,809,905
AST Small-Cap Growth Opportunities Portfolio*	402,249	9,509,168
AST Small-Cap Growth Portfolio*	170,393	9,354,545
AST Small-Cap Value Portfolio*	1,916,275	41,487,344
AST T. Rowe Price Large-Cap Growth Portfolio*	309,573	15,927,530
AST T. Rowe Price Large-Cap Value Portfolio*	2,938,025	41,014,834
AST T. Rowe Price Natural Resources Portfolio*	1,711	30,227
AST WEDGE Capital Mid-Cap Value Portfolio*	3,270,360	59,912,986
AST Western Asset Core Plus Bond Portfolio*	5,552,567	80,179,072

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,646,512,669)(w)		1,844,599,284

COMMON STOCKS — 8.4%
Aerospace & Defense — 0.0%
Huntington Ingalls Industries, Inc.(u)	2,100	366,429
Lockheed Martin Corp.	700	255,444
Northrop Grumman Corp.	1,200	368,928
Saab AB (Sweden) (Class B Stock)*	341	8,591

COMMON STOCKS (continued)	Shares	Value
Aerospace & Defense (continued)
Vectrus, Inc.*	700	$34,391

		1,033,783

Air Freight & Logistics — 0.0%
Deutsche Post AG (Germany)*	6,529	240,676

Airlines — 0.0%
Air Canada (Canada)*	1,144	14,283
Deutsche Lufthansa AG (Germany)*	13,723	138,485
Mesa Air Group, Inc.*	5,600	19,264
SkyWest, Inc.(u)	12,100	394,702

		566,734

Auto Components — 0.0%
Adient PLC*(u)	23,600	387,512
Linamar Corp. (Canada)	6,725	181,797
Magna International, Inc. (Canada)(u)	7,491	333,608

		902,917

Automobiles — 0.0%
General Motors Co.(u)	15,100	382,030

Banks — 0.1%
Associated Banc-Corp.	9,600	131,328
Bank of Montreal (Canada)	3,270	174,050
Bank of Nova Scotia (The) (Canada)	5,619	232,524
Business First Bancshares, Inc.	6,900	105,915
Canadian Imperial Bank of Commerce (Canada)(u)	3,927	262,475
Customers Bancorp, Inc.*(u)	33,700	405,074
Danske Bank A/S (Denmark)*	2,339	31,325
DBS Group Holdings Ltd. (Singapore)	9,800	146,937
DNB ASA (Norway)*	5,525	73,335
Equity Bancshares, Inc. (Class A Stock)*	14,100	245,904
Esquire Financial Holdings, Inc.*	2,300	38,870
Financial Institutions, Inc.	5,400	100,494
First Banks, Inc., Series C^	67	47,842
First Internet Bancorp	8,600	142,932
HBT Financial, Inc.	10,800	143,964
MidWestOne Financial Group, Inc.	2,100	42,000
National Bank of Canada (Canada)(u)	7,747	351,057
OFG Bancorp (Puerto Rico)	10,100	135,037
Oversea-Chinese Banking Corp. Ltd. (Singapore)	26,300	170,825
PacWest Bancorp(u)	18,400	362,664
Popular, Inc. (Puerto Rico)	10,300	382,851
RBB Bancorp	13,300	181,545
Royal Bank of Canada (Canada)	1,912	129,725
Shore Bancshares, Inc.	5,800	64,322
Simmons First National Corp. (Class A Stock)	13,400	229,274
Southern National Bancorp of Virginia, Inc.	17,000	164,730
Swedbank AB (Sweden) (Class A Stock)*	8,796	112,941
Toronto-Dominion Bank (The) (Canada)	2,359	105,283
TriState Capital Holdings, Inc.*	17,700	278,067

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
United Overseas Bank Ltd. (Singapore)	11,100	$161,620

		5,154,910

Beverages — 0.0%
Carlsberg A/S (Denmark) (Class B Stock)(u)	4,784	635,155
Keurig Dr. Pepper, Inc.	10,600	301,040
Royal Unibrew A/S (Denmark)*	768	64,199

		1,000,394

Biotechnology — 0.2%
Alexion Pharmaceuticals, Inc.*(u)	3,100	347,944
Amgen, Inc.(u)	1,700	400,962
Argenx SE (Netherlands)*	165	37,034
Biogen, Inc.*(u)	1,300	347,815
BioSpecifics Technologies Corp.*	3,200	196,096
Eagle Pharmaceuticals, Inc.*	5,900	283,082
Emergent BioSolutions, Inc.*(u)	4,400	347,952
Exelixis, Inc.*(u)	16,700	396,458
Galapagos NV (Belgium)*	806	158,918
Genmab A/S (Denmark)*	305	102,535
Gilead Sciences, Inc.(u)	5,000	384,700
Ionis Pharmaceuticals, Inc.*(u)	5,500	324,280
Natera, Inc.*(u)	8,800	438,768
Neurocrine Biosciences, Inc.*(u)	3,200	390,400
Regeneron Pharmaceuticals, Inc.*(u)	700	436,555
Swedish Orphan Biovitrum AB (Sweden)*(u)	10,109	235,237
United Therapeutics Corp.*(u)	3,300	399,300
Vanda Pharmaceuticals, Inc.*	27,900	319,176
Vertex Pharmaceuticals, Inc.*(u)	1,400	406,434

		5,953,646

Building Products — 0.1%
dormakaba Holding AG (Switzerland)*	209	114,550
Geberit AG (Switzerland)(u)	178	89,490
Masco Corp.	11,533	579,072
Owens Corning	1,497	83,473
ROCKWOOL International A/S (Denmark) (Class B Stock)(u)	1,423	387,287
UFP Industries, Inc.(u)	8,580	424,796

		1,678,668

Capital Markets — 0.1%
Affiliated Managers Group, Inc.(u)	4,900	365,344
Ameriprise Financial, Inc.(u)	2,700	405,108
BGC Partners, Inc. (Class A Stock)	9,700	26,578
CI Financial Corp. (Canada)(u)	24,977	317,732
Credit Suisse Group AG (Switzerland)(u)	20,400	213,563
Deutsche Bank AG (Germany)*	654	6,284
Evercore, Inc. (Class A Stock)	2,600	153,192
Federated Hermes, Inc.(u)	16,100	381,570
IGM Financial, Inc. (Canada)	7,839	190,490
Julius Baer Group Ltd. (Switzerland)	1,174	49,688
LPL Financial Holdings, Inc.(u)	4,800	376,320
Penson Technologies LLC (Class B Stock), UTS^	1,248,607	—

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	2,200	$104,346
UBS Group AG (Switzerland)	19,533	227,492
Virtus Investment Partners, Inc.	900	104,661

		2,922,368

Chemicals — 0.1%
BASF SE (Germany)	949	53,428
Corteva, Inc.(u)	14,300	383,097
Covestro AG (Germany), 144A*(u)	2,690	102,932
Element Solutions, Inc.*(u)	36,200	392,770
Evonik Industries AG (Germany)(u)	7,970	203,807
Hexpol AB (Sweden)*	3,503	26,146
Huntsman Corp.	16,000	287,520
K+S AG (Germany)	6,976	44,424
LANXESS AG (Germany)	1,623	86,152
LyondellBasell Industries NV (Class A Stock)(u)	5,500	361,460
Minerals Technologies, Inc.(u)	7,700	361,361
Nutrien Ltd. (Canada)	2,615	84,021
PolyOne Corp.(u)	14,700	385,581
PQ Group Holdings, Inc.*	3,800	50,312
Scotts Miracle-Gro Co. (The)	771	103,676
Sensient Technologies Corp.(u)	7,400	385,984
Stepan Co.(u)	4,000	388,400
Yara International ASA (Norway)(u)	6,887	240,122

		3,941,193

Commercial Services & Supplies — 0.3%
Cleanaway Waste Management Ltd. (Australia)	2,398,882	3,692,428
Deluxe Corp.	14,000	329,560
ISS A/S (Denmark)*	8,015	127,542
Securitas AB (Sweden) (Class B Stock)*(u)	29,803	406,071
Tetra Tech, Inc.	3,000	237,360
Waste Connections, Inc.	51,418	4,822,494
Waste Management, Inc.	29,665	3,141,820

		12,757,275

Communications Equipment — 0.0%
Calix, Inc.*(u)	28,000	417,200
Ciena Corp.*(u)	7,000	379,120
NetScout Systems, Inc.*	12,300	314,388
Nokia OYJ (Finland)*	5,058	22,248

		1,132,956

Construction & Engineering — 0.6%
Eiffage SA (France)*	70,843	6,502,252
EMCOR Group, Inc.(u)	5,800	383,612
Ferrovial SA (Spain)	225,243	6,010,842
HOCHTIEF AG (Germany)	4,805	429,864
Quanta Services, Inc.	2,000	78,460
Skanska AB (Sweden) (Class B Stock)*(u)	14,105	288,245
Vinci SA (France)(a)	92,814	8,570,796

		22,264,071

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction Materials — 0.0%
Buzzi Unicem SpA (Italy)	1,018	$22,046
Eagle Materials, Inc.	454	31,880
HeidelbergCement AG (Germany)(u)	5,991	322,615
Martin Marietta Materials, Inc.	844	174,345
Vulcan Materials Co.	1,893	219,304

		770,190

Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)	2,500	86,025

Diversified Consumer Services — 0.0%
Adtalem Global Education, Inc.*	5,600	174,440
Grand Canyon Education, Inc.*(u)	3,500	316,855
Laureate Education, Inc. (Class A Stock)*(u)	34,100	339,807
Strategic Education, Inc.	2,400	368,760

		1,199,862

Diversified Financial Services — 0.0%
Cannae Holdings, Inc.*	8,000	328,800
G-Resources Group Ltd. (Hong Kong)*	348,000	1,706

		330,506

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	9,300	281,139
Cellnex Telecom SA (Spain), 144A	157,701	9,646,914
CenturyLink, Inc.	28,200	282,846
China Tower Corp. Ltd. (China) (Class H Stock), 144A	8,731,173	1,552,617
Deutsche Telekom AG (Germany)(u)	22,175	375,134
Proximus SADP (Belgium)	3,493	71,306
Swisscom AG (Switzerland)(u)	401	210,651
Telefonica Deutschland Holding AG (Germany)	65,783	195,292
Telia Co. AB (Sweden)(u)	62,166	233,230
Verizon Communications, Inc.	6,900	380,397

		13,229,526

Electric Utilities — 1.4%
Alliant Energy Corp.	61,899	2,961,248
American Electric Power Co., Inc.	56,879	4,529,843
BKW AG (Switzerland)	1,112	100,205
Edison International	73,628	3,998,737
Enel SpA (Italy)	912,596	7,904,330
Exelon Corp.	57,123	2,072,994
FirstEnergy Corp.	154,538	5,992,984
Fortum OYJ (Finland)(u)	18,020	344,705
Hydro One Ltd. (Canada), 144A	793	14,913
Iberdrola SA (Spain)	580,549	6,748,040
NextEra Energy, Inc.	44,781	10,755,053
NRG Energy, Inc.	9,500	309,320
Orsted A/S (Denmark), 144A	46,178	5,365,533
Otter Tail Corp.	5,000	193,950
PPL Corp.	6,800	175,712
Spark Infrastructure Group (Australia)	2,452,690	3,665,934

		55,133,501

Electrical Equipment — 0.0%
Acuity Brands, Inc.(u)	4,000	382,960

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment (continued)
Atkore International Group, Inc.*(u)	13,300	$363,755
Encore Wire Corp.	3,700	180,634
nVent Electric PLC	15,900	297,807
Prysmian SpA (Italy)	1,211	28,159
Signify NV (Netherlands), 144A*	5,648	146,919

		1,400,234

Electronic Equipment, Instruments & Components — 0.0%
Arrow Electronics, Inc.*(u)	5,300	364,057
ePlus, Inc.*	2,600	183,768
Methode Electronics, Inc.	10,300	321,978
PC Connection, Inc.	6,600	305,976
ScanSource, Inc.*	3,200	77,088
Venture Corp. Ltd. (Singapore)	19,800	231,089

		1,483,956

Energy Equipment & Services — 0.0%
Subsea 7 SA (United Kingdom)*	11,263	71,668
TechnipFMC PLC (United Kingdom)	56,900	389,196

		460,864

Entertainment — 0.0%
Lions Gate Entertainment Corp. (Class B Stock)*	46,400	316,912
Zynga, Inc. (Class A Stock)*(u)	44,100	420,714

		737,626

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.	20,813	5,380,993
Apple Hospitality REIT, Inc.	21,300	205,758
Columbia Property Trust, Inc.	20,200	265,428
CoreCivic, Inc.	41,100	384,696
Crown Castle International Corp.	25,783	4,314,785
Equinix, Inc.	8,369	5,877,549
Gaming & Leisure Properties, Inc.(u)	11,944	413,262
Highwoods Properties, Inc.	10,100	377,033
Kite Realty Group Trust	15,800	182,332
Paramount Group, Inc.	9,400	72,474
SBA Communications Corp.	14,021	4,177,136
SITE Centers Corp.(u)	47,700	386,370
Spirit Realty Capital, Inc.(u)	10,600	369,516

		22,407,332

Food & Staples Retailing — 0.1%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	2,214	69,424
Axfood AB (Sweden)	713	15,595
Empire Co. Ltd. (Canada) (Class A Stock)	4,671	111,855
George Weston Ltd. (Canada)	720	52,743
ICA Gruppen AB (Sweden)(u)	2,340	111,186
Kesko OYJ (Finland) (Class B Stock)	8,476	145,261
Koninklijke Ahold Delhaize NV (Netherlands)(u)	25,110	687,224
Kroger Co. (The)	9,300	314,805
Loblaw Cos. Ltd. (Canada)	4,712	229,457
PriceSmart, Inc.	4,800	289,584
Sprouts Farmers Market, Inc.*(u)	13,300	340,347

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.(u)	8,000	$339,120

		2,706,601

Food Products — 0.1%
Bunge Ltd.(u)	8,100	333,153
Emmi AG (Switzerland)	31	27,154
Ingredion, Inc.	4,600	381,800
Leroy Seafood Group ASA (Norway)	21,850	131,409
Mowi ASA (Norway)(u)	663	12,617
Nestle SA (Switzerland)	31	3,438
Orkla ASA (Norway)(u)	20,539	180,454
Pilgrim’s Pride Corp.*(u)	22,600	381,714
Tyson Foods, Inc. (Class A Stock)	5,100	304,521
Wilmar International Ltd. (China)	105,700	311,054

		2,067,314

Gas Utilities — 0.1%
AltaGas Ltd. (Canada)(u)	20,643	237,966
APA Group (Australia)	455,616	3,531,047
UGI Corp.(u)	10,800	343,440

		4,112,453

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories(u)	3,600	329,148
Alcon, Inc. (Switzerland)*	751	43,481
AngioDynamics, Inc.*	22,700	230,859
Coloplast A/S (Denmark) (Class B Stock)(u)	1,448	225,121
Demant A/S (Denmark)*(u)	6,974	184,781
DiaSorin SpA (Italy)	1,456	279,848
Edwards Lifesciences Corp.*(u)	5,400	373,194
Elekta AB (Sweden) (Class B Stock)	7,507	70,270
Getinge AB (Sweden) (Class B Stock)(u)	18,869	352,172
GN Store Nord A/S (Denmark)(u)	3,615	193,942
ICU Medical, Inc.*	1,500	276,465
Integer Holdings Corp.*	4,400	321,420
Koninklijke Philips NV (Netherlands)*	4,318	202,555
Meridian Bioscience, Inc.*(u)	21,700	505,393
Natus Medical, Inc.*(u)	16,200	353,484
Quidel Corp.*(u)	2,500	559,350
ResMed, Inc.	800	153,600
Siemens Healthineers AG (Germany), 144A	2,257	108,655
Sonova Holding AG (Switzerland)*(u)	1,462	292,725
STERIS PLC(u)	2,200	337,568
Utah Medical Products, Inc.	1,800	159,516
West Pharmaceutical Services, Inc.(u)	1,900	431,623

		5,985,170

Health Care Providers & Services — 0.1%
Anthem, Inc.(u)	1,400	368,172
Cigna Corp.(u)	2,000	375,300
DaVita, Inc.*	3,900	308,646
Ensign Group, Inc. (The)	4,700	196,695
Humana, Inc.	800	310,200
Molina Healthcare, Inc.*(u)	2,300	409,354
UnitedHealth Group, Inc.(u)	1,100	324,445

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Universal Health Services, Inc. (Class B Stock)(u)	4,200	$390,138

		2,682,950

Health Care Technology — 0.0%
HMS Holdings Corp.*	6,600	213,774
Inovalon Holdings, Inc. (Class A Stock)*	6,000	115,560
Omnicell, Inc.*	4,300	303,666
Veeva Systems, Inc. (Class A Stock)*(u)	1,600	375,072

		1,008,072

Hotels, Restaurants & Leisure — 0.1%
Accor SA (France)*	6,046	165,481
Basic-Fit NV (Netherlands), 144A*	1,446	38,324
Biglari Holdings, Inc. (Class B Stock)*	800	55,184
Choice Hotels International, Inc.	1,175	92,708
Domino’s Pizza, Inc.	500	184,720
Evolution Gaming Group AB (Sweden), 144A	1,324	79,877
Extended Stay America, Inc., UTS	3,743	41,884
Genting Singapore Ltd. (Singapore)	535,000	293,962
Hilton Worldwide Holdings, Inc.	6,423	471,769
Hyatt Hotels Corp. (Class A Stock)	2,383	119,841
InterContinental Hotels Group PLC (United Kingdom)	4,037	179,186
InterContinental Hotels Group PLC (United Kingdom), ADR	1,400	62,104
Marriott International, Inc. (Class A Stock)	7,193	616,656
Marriott Vacations Worldwide Corp.	878	72,180
Melia Hotels International SA (Spain)	4,942	21,123
RCI Hospitality Holdings, Inc.	7,600	105,336
Shangri-La Asia Ltd. (Hong Kong)	14,000	12,136
Whitbread PLC (United Kingdom)	3,974	109,858
Wyndham Destinations, Inc.(u)	12,700	357,886
Wyndham Hotels & Resorts, Inc.	8,852	377,272

		3,457,487

Household Durables — 0.1%
Cavco Industries, Inc.*(u)	2,300	443,555
D.R. Horton, Inc.	22,428	1,243,633
Electrolux AB (Sweden) (Class B Stock)	622	10,449
Husqvarna AB (Sweden) (Class B Stock)	1,005	8,288
KB Home	5,649	173,311
Lennar Corp. (Class A Stock)	18,517	1,141,018
M/I Homes, Inc.*	1,549	53,348
MDC Holdings, Inc.	3,746	133,732
Meritage Homes Corp.*	2,132	162,288
Mohawk Industries, Inc.*	1,175	119,568
NVR, Inc.*	212	690,855
PulteGroup, Inc.	15,941	542,472
Skyline Champion Corp.*	773	18,815
Toll Brothers, Inc.	7,237	235,854

		4,977,186

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Products — 0.0%
Essity AB (Sweden) (Class B Stock)*	23,218	$751,376
Procter & Gamble Co. (The)(u)	3,300	394,581

		1,145,957

Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)(u)	28,000	405,720
Atlantic Power Corp.*	16,500	33,000
Capital Power Corp. (Canada)	5,779	119,105
Northland Power, Inc. (Canada)	5,686	142,318
TransAlta Corp. (Canada)	12,485	74,031
TransAlta Renewables, Inc. (Canada)	3,373	36,249
Uniper SE (Germany)	4,468	144,507
Vistra Energy Corp.	20,500	381,710

		1,336,640

Industrial Conglomerates — 0.0%
Rheinmetall AG (Germany)(u)	2,009	175,654

Insurance — 0.1%
Aegon NV (Netherlands)	20,023	60,084
Ageas SA/NV (Belgium)	1,073	38,168
Allianz SE (Germany)	1,038	213,246
American Financial Group, Inc.	3,100	196,726
ASR Nederland NV (Netherlands)	20,261	627,081
Athene Holding Ltd. (Class A Stock)*	9,900	308,781
Baloise Holding AG (Switzerland)	583	87,803
Fidelity National Financial, Inc.	3,637	111,510
First American Financial Corp.	1,568	75,295
Helvetia Holding AG (Switzerland)	1,553	145,657
Heritage Insurance Holdings, Inc.	1,900	24,871
iA Financial Corp., Inc. (Canada)(u)	7,975	267,047
Manulife Financial Corp. (Canada)(u)	16,954	230,657
MetLife, Inc.	6,700	244,684
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	101	26,341
National General Holdings Corp.	1,300	28,093
NN Group NV (Netherlands)	4,727	159,114
Old Republic International Corp.	17,700	288,687
Stewart Information Services Corp.	203	6,600
Sun Life Financial, Inc. (Canada)	852	31,310
Swiss Life Holding AG (Switzerland)	175	65,186
Unipol Gruppo SpA (Italy)*	30,697	119,913
United Insurance Holdings Corp.	11,300	88,366
Universal Insurance Holdings, Inc.	21,800	386,950
Unum Group	19,300	320,187
Zurich Insurance Group AG (Switzerland)	287	101,654

		4,254,011

Interactive Media & Services — 0.0%
Facebook, Inc. (Class A Stock)*(u)	1,700	386,019
Liberty TripAdvisor Holdings, Inc. (Class A Stock)*	52,800	112,464

		498,483

Internet & Direct Marketing Retail — 0.1%
Delivery Hero SE (Germany), 144A*	458	47,498
eBay, Inc.(u)	8,000	419,600

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail (continued)
HelloFresh SE (Germany)*	4,668	$250,254
PetMed Express, Inc.(u)	10,500	374,220
Qurate Retail, Inc. (Class A Stock)*	13,300	126,350
Stamps.com, Inc.*(u)	2,200	404,118

		1,622,040

IT Services — 0.1%
Amdocs Ltd.	6,200	377,456
CACI International, Inc. (Class A Stock)*(u)	1,700	368,696
CGI, Inc. (Canada)*(u)	2,669	168,149
Cognizant Technology Solutions Corp. (Class A Stock)(u)	6,600	375,012
DXC Technology Co.	6,400	105,600
Hackett Group, Inc. (The)(u)	28,000	379,120
Jack Henry & Associates, Inc.	100	18,403
KBR, Inc.	1,700	38,335
Leidos Holdings, Inc.	4,000	374,680
Perspecta, Inc.	4,800	111,504
Science Applications International Corp.	4,900	380,632
Wirecard AG (Germany)	2,405	16,629

		2,714,216

Leisure Products — 0.1%
BRP, Inc.	3,535	150,763
Brunswick Corp.(u)	7,700	492,877
Johnson Outdoors, Inc. (Class A Stock)	1,100	100,122
Malibu Boats, Inc. (Class A Stock)*	7,500	389,625
Smith & Wesson Brands, Inc.*	18,300	393,816

		1,527,203

Life Sciences Tools & Services — 0.0%
Avantor, Inc.*	12,700	215,900
Bio-Techne Corp.(u)	1,500	396,105
IQVIA Holdings, Inc.*(u)	2,500	354,700
PRA Health Sciences, Inc.*	3,200	311,328

		1,278,033

Machinery — 0.1%
AGCO Corp.	4,200	232,932
Alfa Laval AB (Sweden)*	1,941	42,978
Allison Transmission Holdings, Inc.(u)	10,300	378,834
Altra Industrial Motion Corp.(u)	15,900	506,574
Bucher Industries AG (Switzerland)	601	173,903
Duerr AG (Germany)	1,836	48,222
FLSmidth & Co. A/S (Denmark)*	4,763	138,324
Gates Industrial Corp. PLC*(u)	43,300	445,124
Georg Fischer AG (Switzerland)(u)	93	80,671
KION Group AG (Germany)	458	28,469
LB Foster Co. (Class A Stock)*	2,600	33,202
Oshkosh Corp.(u)	4,800	343,776
Sandvik AB (Sweden)*	9,615	181,960
SKF AB (Sweden) (Class B Stock)(u)	15,201	285,171
Standex International Corp.	2,200	126,610
Sulzer AG (Switzerland)	1,462	117,787
Trelleborg AB (Sweden) (Class B Stock)*	8,222	121,134

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Valmet OYJ (Finland)	2,506	$65,796
Volvo AB (Sweden) (Class B Stock)*(u)	12,818	201,825
Wartsila OYJ Abp (Finland)	7,281	60,318
Yangzijiang Shipbuilding Holdings Ltd. (China)	460,800	309,114

		3,922,724

Marine — 0.0%
Costamare, Inc. (Monaco)(u)	59,000	328,040

Media — 0.0%
Cogeco Communications, Inc. (Canada)	1,674	120,606
ProSiebenSat.1 Media SE (Germany)*(u)	36,823	440,405
Quebecor, Inc. (Canada) (Class B Stock)	5,084	109,237
Shaw Communications, Inc. (Canada) (Class B Stock)	7,703	125,622
ViacomCBS, Inc. (Class B Stock)(u)	18,897	440,678

		1,236,548

Metals & Mining — 0.1%
Agnico Eagle Mines Ltd. (Canada)	2,125	136,128
Alacer Gold Corp.*	1,503	10,329
Alamos Gold, Inc. (Canada) (Class A Stock), (XLON)	1,173	11,003
Alamos Gold, Inc. (Canada) (Class A Stock), (XTSE)	3,292	30,699
AngloGold Ashanti Ltd. (Australia), ADR	1,500	44,235
Aurubis AG (Germany)(u)	5,263	325,788
B2Gold Corp. (Canada)	4,149	23,608
Barrick Gold Corp. (Canada)	7,047	189,846
Boliden AB (Sweden)	6,799	155,857
Centerra Gold, Inc. (Kyrgyzstan)	11,028	123,066
Cia de Minas Buenaventura SAA (Peru), ADR	223	2,038
Coeur Mining, Inc.*	947	4,811
Compass Minerals International, Inc.	5,500	268,125
Eldorado Gold Corp. (Turkey), (XLON)*	1,100	10,670
Eldorado Gold Corp. (Turkey), (XTSE)*	1,038	10,008
Endeavour Mining Corp. (Ivory Coast)*	3,029	73,293
Equinox Gold Corp. (Canada)*	1,533	17,141
Evolution Mining Ltd. (Australia)	12,219	48,391
First Majestic Silver Corp. (Canada)*	1,499	14,915
Franco-Nevada Corp. (Canada)	226	31,559
Gold Fields Ltd. (South Africa), ADR	3,606	33,896
Harmony Gold Mining Co. Ltd. (South Africa), ADR*	3,416	14,245
Hecla Mining Co.	2,641	8,636
IAMGOLD Corp. (Burkina Faso)*	5,124	20,240
Kinross Gold Corp. (Canada), (XLON)*	5,312	38,353
Kinross Gold Corp. (Canada), (XTSE)*	27,147	195,964
Kirkland Lake Gold Ltd. (Canada)	936	38,540
Lundin Mining Corp. (Chile)	1,570	8,419
New Gold, Inc. (Canada)*	8,949	12,081
Newcrest Mining Ltd. (Australia)	5,162	114,084
Newmont Corp.	3,421	211,213

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Norsk Hydro ASA (Norway)*	31,521	$87,864
Northern Star Resources Ltd. (Australia)	1,421	13,361
OceanaGold Corp. (Australia)*	6,998	15,227
Osisko Gold Royalties Ltd. (Canada)	935	9,339
Pan American Silver Corp. (Canada)	1,508	45,828
Reliance Steel & Aluminum Co.	1,300	123,409
Royal Gold, Inc.	3,793	471,546
SEMAFO, Inc. (Canada)*	4,991	17,021
Sibanye Stillwater Ltd. (South Africa), ADR*	2,864	24,774
SSR Mining, Inc. (Canada)*	3,073	65,485
Steel Dynamics, Inc.(u)	14,700	383,523
Teck Resources Ltd. (Canada) (Class B Stock)	18,936	198,343
Wheaton Precious Metals Corp. (Brazil)	1,169	51,494
Yamana Gold, Inc. (Canada), (XLON)	2,881	15,730
Yamana Gold, Inc. (Canada), (XTSE)	4,638	25,212
Zhaojin Mining Industry Co. Ltd. (China) (Class H Stock)	25,500	29,748
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	204,985	97,564

		3,902,649

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Colony Credit Real Estate, Inc.(u)	76,500	537,030
Starwood Property Trust, Inc.(u)	24,600	368,016

		905,046

Multiline Retail — 0.0%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)(u)	3,115	269,924
Dollar General Corp.(u)	2,000	381,020
Dollar Tree, Inc.*(u)	3,600	333,648

		984,592

Multi-Utilities — 0.7%
A2A SpA (Italy)	120,878	171,626
Atco Ltd. (Canada) (Class I Stock)(u)	9,274	275,091
Canadian Utilities Ltd. (Canada) (Class A Stock)	3,382	84,201
Dominion Energy, Inc.	77,051	6,255,000
MDU Resources Group, Inc.(u)	17,300	383,714
National Grid PLC (United Kingdom)	187,747	2,307,786
Public Service Enterprise Group, Inc.(u)	7,100	349,036
RWE AG (Germany)	306,979	10,800,168
Sempra Energy	42,676	5,002,907

		25,629,529

Oil, Gas & Consumable Fuels — 0.6%
Ardmore Shipping Corp. (Ireland)	28,700	124,558
Cenovus Energy, Inc. (Canada)	21,056	98,487
Cheniere Energy, Inc.*	93,856	4,535,122
Diamondback Energy, Inc.(u)	8,000	334,560
Enbridge, Inc. (Canada)	134,826	4,099,600
Equitrans Midstream Corp.	118,792	987,161

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Gibson Energy, Inc. (Canada)	3,158	$49,152
Imperial Oil Ltd. (Canada)	13,128	211,193
Keyera Corp. (Canada)	10,739	163,506
Kinder Morgan, Inc.	135,186	2,050,772
Montage Resources Corp.*	5,651	22,321
Neste OYJ (Finland)	4,145	162,764
Parkland Corp. (Canada)	2,163	53,709
Pembina Pipeline Corp. (Canada)	40,944	1,023,600
Quicksilver Resources, Inc.^	1,572	7,756
TC Energy Corp. (Canada)	66,762	2,852,236
Tourmaline Oil Corp. (Canada)(u)	30,449	266,227
Williams Cos., Inc. (The)	241,667	4,596,506
World Fuel Services Corp.	9,300	239,568

		21,878,798

Paper & Forest Products — 0.0%
Boise Cascade Co.	6,000	225,660
Louisiana-Pacific Corp.	1,558	39,963
Stora Enso OYJ (Finland) (Class R Stock)(u)	25,702	308,750
UPM-Kymmene OYJ (Finland)(u)	9,430	273,656

		848,029

Personal Products — 0.0%
Beiersdorf AG (Germany)(u)	1,373	156,324
Coty, Inc. (Class A Stock)	32,700	146,169
Unilever NV (United Kingdom)	597	31,859

		334,352

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.*	3,311	60,581
Bayer AG (Germany)(u)	6,639	494,469
Bristol-Myers Squibb Co.(u)	6,900	405,720
Cronos Group, Inc. (Canada)*	8,271	49,836
Eli Lilly & Co.(u)	2,400	394,032
H. Lundbeck A/S (Denmark)	838	31,635
Horizon Therapeutics PLC*(u)	8,700	483,546
Jazz Pharmaceuticals PLC*	2,900	319,986
Novartis AG (Switzerland)(u)	4,415	386,487
Novo Nordisk A/S (Denmark) (Class B Stock)(u)	2,420	157,756
Orion OYJ (Finland) (Class B Stock)	346	16,710
Roche Holding AG (Switzerland)(u)	1,216	423,558
Supernus Pharmaceuticals, Inc.*(u)	16,400	389,500
UCB SA (Belgium)	360	41,844
Vifor Pharma AG (Switzerland)	690	104,399

		3,760,059

Professional Services — 0.1%
Adecco Group AG (Switzerland)(u)	11,997	567,653
Barrett Business Services, Inc.(u)	6,700	355,971
DKSH Holding AG (Switzerland)	3,313	214,079
Kforce, Inc.	10,000	292,500
Randstad NV (Netherlands)(u)	12,796	575,073
SGS SA (Switzerland)(u)	89	218,801
Stantec, Inc. (Canada)	7,818	241,347

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
Wolters Kluwer NV (Netherlands)(u)	2,099	$164,696

		2,630,120

Real Estate Management & Development — 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	24,662	366,193
Mitsui Fudosan Co. Ltd. (Japan)	24,013	423,303
Nomura Real Estate Holdings, Inc. (Japan)	4,311	79,949
Sumitomo Realty & Development Co. Ltd. (Japan)	14,002	384,932
Tokyo Tatemono Co. Ltd. (Japan)	11,956	137,179
Tokyu Fudosan Holdings Corp. (Japan)	26,598	124,400

		1,515,956

Road & Rail — 0.4%
ComfortDelGro Corp. Ltd. (Singapore)	159,700	167,346
Norfolk Southern Corp.	25,594	4,493,539
Rumo SA (Brazil)*	535,649	2,220,174
Schneider National, Inc. (Class B Stock)(u)	16,600	409,522
TFI International, Inc. (Canada)(u)	10,454	371,080
Union Pacific Corp.	42,852	7,244,988

		14,906,649

Semiconductors & Semiconductor Equipment — 0.1%
ams AG (Austria)*(u)	12,128	181,741
ASM International NV (Netherlands)	1,099	170,582
Cirrus Logic, Inc.*	500	30,890
Dialog Semiconductor PLC (United Kingdom)*(u)	4,920	226,638
FormFactor, Inc.*(u)	13,900	407,687
Infineon Technologies AG (Germany)(u)	6,133	145,586
Intel Corp.	1,900	113,677
NeoPhotonics Corp.*	8,700	77,256
NVIDIA Corp.(u)	1,100	417,901
Photronics, Inc.*	27,000	300,510
QUALCOMM, Inc.(u)	4,400	401,324
Semtech Corp.*(u)	7,300	381,206
Skyworks Solutions, Inc.	1,000	127,860
Synaptics, Inc.*	4,200	252,504
Ultra Clean Holdings, Inc.*(u)	15,900	359,817

		3,595,179

Software — 0.2%
A10 Networks, Inc.*	5,500	37,455
Adobe, Inc.*(u)	800	348,248
Box, Inc. (Class A Stock)*(u)	20,300	421,428
CDK Global, Inc.(u)	8,200	339,644
ChannelAdvisor Corp.*(u)	31,900	505,296
Cornerstone OnDemand, Inc.*(u)	9,100	350,896
Ebix, Inc.(u)	17,600	393,536
eGain Corp.*	28,600	317,746
Fortinet, Inc.*(u)	2,900	398,083
Intuit, Inc.(u)	1,300	385,047
J2 Global, Inc.*	5,600	353,976
Manhattan Associates, Inc.*(u)	5,400	508,680
Microsoft Corp.(u)	2,000	407,020

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
MicroStrategy, Inc. (Class A Stock)*	2,400	$283,896
Mitek Systems, Inc.*	4,400	42,284
NortonLifeLock, Inc.(u)	19,200	380,736
OneSpan, Inc.*(u)	19,600	547,428
Open Text Corp. (Canada)	4,488	190,581
Oracle Corp.	5,500	303,985
Paycom Software, Inc.*(u)	1,200	371,676
PTC, Inc.*	2,700	210,033
QAD, Inc. (Class A Stock)	1,300	53,664
Qualys, Inc.*	3,600	374,472
SimCorp A/S (Denmark)	79	8,565
Software AG (Germany)(u)	4,565	185,114
SPS Commerce, Inc.*(u)	5,600	420,672
Synopsys, Inc.*(u)	2,000	390,000
Telenav, Inc.*	23,100	126,819
Teradata Corp.*	5,400	112,320
Xperi Holding Corp.(u)	27,900	411,804

		9,181,104

Specialty Retail — 0.1%
Asbury Automotive Group, Inc.*(u)	5,300	409,849
Hennes & Mauritz AB (Sweden) (Class B Stock)(u)	16,518	241,424
Lowe’s Cos., Inc.(u)	2,900	391,848
Murphy USA, Inc.*(u)	3,400	382,806
Zumiez, Inc.*(u)	14,200	388,796

		1,814,723

Technology Hardware, Storage & Peripherals — 0.0%
Apple, Inc.(u)	300	109,440

Textiles, Apparel & Luxury Goods — 0.0%
Cie Financiere Richemont SA (Switzerland)	181	11,655
HUGO BOSS AG (Germany)	5,051	153,922
Pandora A/S (Denmark)(u)	4,784	261,614
Rocky Brands, Inc.	5,800	119,248
Swatch Group AG (The) (Switzerland)(u)	596	119,568

		666,007

Thrifts & Mortgage Finance — 0.0%
Merchants Bancorp	2,900	53,621
MGIC Investment Corp.	24,122	197,559

		251,180

Trading Companies & Distributors — 0.1%
Brenntag AG (Germany)(u)	5,303	279,716
GMS, Inc.*(u)	20,500	504,095
Univar Solutions, Inc.*(u)	23,400	394,524
Veritiv Corp.*(u)	24,100	408,736
Watsco, Inc.	427	75,878

		1,662,949

Transportation Infrastructure — 0.5%
Aena SME SA (Spain), 144A*	27,188	3,643,203
Atlas Arteria Ltd. (Australia)	1,155,966	5,350,043
Enav SpA (Italy), 144A	738,018	3,340,442
Flughafen Zurich AG (Switzerland)*	1,129	147,203

COMMON STOCKS (continued)		Shares	Value
Transportation Infrastructure (continued)
Fraport AG Frankfurt Airport Services Worldwide (Germany)*		338	$14,864
Getlink SE (France)*		86,249	1,247,585
Transurban Group (Australia)		421,721	4,153,783

			17,897,123

Water Utilities — 0.1%
Essential Utilities, Inc.		107,854	4,555,753

Wireless Telecommunication Services — 0.0%
Freenet AG (Germany)(u)		21,625	349,345
Rogers Communications, Inc. (Canada) (Class B Stock)		2,459	98,805

			448,150

TOTAL COMMON STOCKS (cost $302,774,166)			321,685,412

PREFERRED STOCKS — 0.1%
Commercial Services & Supplies — 0.1%
GFL Environmental, Inc. (Canada), CVT, 6.000%		84,723	4,128,552

Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)(u)		5,249	489,297

TOTAL PREFERRED STOCKS
(cost $4,651,652)			4,617,849

		Units

RIGHTS* — 0.0%
Biotechnology
Ambit Biosciences Corp. CVR, expiring 12/31/49*^ (cost $0)		11,080	5,451

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.8%
Automobiles — 0.1%
Ford Credit Floorplan Master Owner Trust,
Series 2018-04, Class A
4.060%	11/15/30	280	300,475
Oscar US Funding XI LLC (Japan),
Series 2019-02A, Class A2, 144A
2.490%	08/10/22	1,051	1,058,644
Santander Retail Auto Lease Trust,
Series 2020-A, Class A2, 144A
1.690%	01/20/23	400	404,230
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	500	532,173

			2,295,522

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligation — 0.0%
Community Funding CLO (Cayman Islands),
Series 2015-01A, Class A, 144A
5.750%	11/01/27	325	$324,812

Consumer Loans — 0.0%
Marlette Funding Trust,
Series 2019-03A, Class A, 144A
2.690%	09/17/29	49	49,734
SpringCastle Funding Asset-Backed Notes,
Series 2019-AA, Class A, 144A
3.200%	05/27/36	653	659,833

			709,567

Home Equity Loans — 0.4%
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.235%(c)	12/25/33	918	882,356
Argent Securities Trust,
Series 2006-W01, Class A2D, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.485%(c)	03/25/36	382	349,994
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)
1.010%(c)	04/25/34	949	900,886
Asset-Backed Funding Certificates Trust,
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.400%)
0.785%(c)	10/25/34	65	62,013
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.160%(c)	12/25/34	545	522,985
Series 2005-HE01, Class M4, 1 Month LIBOR + 2.175% (Cap N/A, Floor 1.700%)
2.360%(c)	01/25/35	961	907,735
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.385%(c)	04/25/37	12	63,021
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.145% (Cap N/A, Floor 0.145%)
0.330%(c)	09/25/36	273	255,677
Series 2007-AMC02, Class A3A, 1 Month LIBOR + 0.080% (Cap N/A, Floor 0.080%)
0.265%(c)	01/25/37	653	510,660
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.645%(c)	10/25/35	500	445,786
GSAA Trust,
Series 2006-07, Class AF2
5.995%(cc)	03/25/46	1,337	757,339
Series 2006-07, Class AF4A
6.220%	03/25/46	62	44,774

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Home Equity Asset Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
0.980%(c)	07/25/34	49	$48,137
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.040%(c)	08/25/34	64	62,797
Series 2005-08, Class M2, 1 Month LIBOR + 0.450% (Cap N/A, Floor 0.450%)
0.635%(c)	02/25/36	300	278,972
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-A, Class M7, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.300%)
2.135%(c)	03/25/35	1,000	830,017
Mastr Asset Backed Securities Trust,
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.295%(c)	08/25/36	1,306	651,353
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE05, Class A2B, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.295%(c)	08/25/37	1,468	881,219
Morgan Stanley ABS Capital, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)
0.845%(c)	01/25/35	268	249,178
New Century Home Equity Loan Trust,
Series 2001-NC01, Class M3
3.556%(cc)	06/20/31	565	557,288
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.510%)
0.950%(c)	02/25/35	153	145,235
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2005-FM01, Class M3, 1 Month LIBOR + 0.510% (Cap N/A, Floor 0.510%)
0.695%(c)	05/25/35	1,800	1,599,473
Option One Mortgage Loan Trust,
Series 2007-CP01, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	03/25/37	180	156,555
Soundview Home Loan Trust,
Series 2006-03, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.435%(c)	11/25/36	1,500	1,321,022
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.385%(c)	06/25/37	422	329,812
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)
1.125%(c)	11/25/33	14	13,197
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.435%(c)	04/25/37	1,455	689,756

			13,517,237

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other — 0.0%
Mill City Solar Loan Ltd.,
Series 2019-01A, Class A, 144A
4.340%	03/20/43	195	$203,298
Sonic Capital LLC,
Series 2020-01A, Class A2I, 144A
3.845%	01/20/50	389	407,400

			610,698

Residential Mortgage-Backed Securities — 0.3%
Ameriquest Mortgage Securities Pass-Through Certificates,
Series 2005-R04, Class M5, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.160%(c)	07/25/35	800	709,863
Argent Securities Trust,
Series 2006-M01, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	07/25/36	1,309	1,097,662
CIT Mortgage Loan Trust,
Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.535%(c)	10/25/37	763	761,177
Series 2007-01, Class 1M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.685%(c)	10/25/37	600	570,954
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH02, Class A3, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
0.405%(c)	08/25/36	35	34,551
Countrywide Asset-Backed Certificates,
Series 2006-15, Class A6
4.548%(cc)	10/25/46	67	65,955
Series 2007-08, Class 1A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.375%(c)	11/25/37	779	720,155
Countrywide Asset-Backed Certificates Trust,
Series 2005-11, Class MV3, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
0.715%(c)	02/25/36	395	389,833
Series 2005-17, Class MV1, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.645%(c)	05/25/36	1,000	959,571
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.925%(c)	08/25/47	82	77,534
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A3, 144A, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
0.405%(c)	07/25/37	1,560	1,182,030
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.285%(c)	05/25/37	182	175,676
FFMLT Trust,
Series 2005-FF08, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
0.965%(c)	09/25/35	600	578,393

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.495%(c)	07/25/36		490	$449,221
Series 2006-FF17, Class A2, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.305%(c)	12/25/36		1,020	844,526
GSAMP Trust,
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	12/25/46		770	449,134
Long Beach Mortgage Loan Trust,
Series 2006-07, Class 2A2, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.305%(c)	08/25/36		164	80,566
RASC Trust,
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
0.515%(c)	04/25/36		100	94,350
Saxon Asset Securities Trust,
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.495%(c)	09/25/37		151	141,234
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-HE01, Class A2C, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	07/25/36		570	265,342
Series 2006-HE02, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	07/25/36		114	60,648
Soundview Home Loan Trust,
Series 2007-WMC01, Class 3A1, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.295%(c)	02/25/37		518	179,091
Series 2007-WMC01, Class 3A3, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.445%(c)	02/25/37		1,463	536,584
Stanwich Mortgage Loan Co. LLC,
Series 2019-NPB01, Class A1, 144A
3.375%	08/15/24		199	198,398
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		1,895	1,993,845

				12,616,293

Student Loans — 0.0%
KeyCorp Student Loan Trust,
Series 2005-A, Class 2C, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.606%(c)	12/27/38		355	326,606
SLM Private Education Loan Trust,
Series 2011-B, Class A3, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
2.435%(c)	06/16/42		56	55,713
SLM Student Loan Trust,
Series 2003-05, Class A5
—%(p)	06/17/24	EUR	23	25,660

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
Student Loans (continued)
Series 2004-02, Class A5, 3 Month EURIBOR + 0.180% (Cap N/A, Floor 0.000%)
0.019%(c)	01/25/24	EUR	65	$72,423
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
1.541%(c)	10/25/64		479	455,567

				935,969

TOTAL ASSET-BACKED SECURITIES (cost $31,774,900)				31,010,098

BANK LOANS — 0.1%
Commercial Services — 0.0%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23		93	88,110
Prime Security Services Borrower LLC/Prime Finance, Inc.,
2019 Refinancing Term B-1 Loan,1-3 Month LIBOR+3.250%
4.250%(c)	09/23/26		163	156,739
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.928%(c)	11/16/26		60	57,291

				302,140

Computers — 0.0%
Dell International LLC,
Refinancing Term B-1 Loan, 1 Month LIBOR + 2.000%
2.750%(c)	09/19/25		94	91,274

Diversified Financial Services — 0.0%
Edelman Financial Center LLC (The),
First Lien Initial Term Loan, 1 Month LIBOR + 3.000%
3.180%(c)	07/21/25		19	18,621
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	01/31/25		30	28,711
VFH Parent LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.188%(c)	03/01/26		9	8,536

				55,868

Entertainment — 0.0%
Scientific Games International, Inc.,
Initial Term B-5 Loan,1-3 Month LIBOR + 2.750%
3.302%(c)	08/14/24		82	72,273

Food Service — 0.0%
TKC Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.750%(c)	02/01/23		108	101,441

Healthcare-Products — 0.0%
AthenaHealth, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 4.500%
4.818%(c)	02/11/26		30	28,539

Healthcare-Services — 0.0%
Jaguar Holding Co. II,
2018 Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	08/18/22		194	190,882

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Healthcare-Services (continued)
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.928%(c)	11/17/25	97	$90,156
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 1 Month LIBOR + 3.250%
3.435%(c)	03/05/26	30	28,513

			309,551

Household Products/Wares — 0.0%
Reynolds Consumer Products LLC,
Initial Term Loan, 1 Month LIBOR + 1.750%
1.928%(c)	02/04/27	30	29,031

Insurance — 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	11/03/24	69	66,613

Leisure Time — 0.0%
Alterra Mountain Co.,
First Lien Term Loan, 1 Month LIBOR + 4.500%
5.500%(c)	05/13/26	30	27,788

Lodging — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc.,
Term B Loan, 1 Month LIBOR + 2.750%
2.928%(c)	12/23/24	134	119,572
CityCenter Holdings LLC,
Refinancing Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/18/24	79	71,450
Hilton Worldwide Finance LLC,
Refinance Series B-2 Term Loan, 1 Month LIBOR + 1.750%
1.935%(c)	06/22/26	77	72,247

			263,269

Media — 0.0%
Charter Communications Operating LLC,
Term Loan B1, 1 Month LIBOR + 1.750%
1.930%(c)	04/30/25	154	148,628
Univision Communications, Inc.,
Term Loan
—%(p)	03/15/24	177	163,405
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
2.685%(c)	01/31/28	50	47,725

			359,758

Packaging & Containers — 0.0%
Berry Global, Inc.,
Term W Loan, 1 Month LIBOR + 2.000%
2.177%(c)	10/01/22	138	134,024
Term X Loan, 1 Month LIBOR + 2.000%
2.177%(c)	01/19/24	51	49,565
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
2.928%(c)	02/06/23	47	44,623

			228,212

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

BANK LOANS (continued)
Pharmaceuticals — 0.0%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.190%(c)	06/02/25		33	$32,104
Change Healthcare Holdings LLC,
Closing Date Term Loan, 3 Month LIBOR + 2.500%
3.500%(c)	03/01/24		93	88,699

				120,803

Retail — 0.0%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan B-4, 1 Month LIBOR + 1.750%
1.928%(c)	11/19/26		128	120,707

Telecommunications — 0.1%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.428%(c)	03/15/27		230	216,450
Level 3 Financing, Inc.,
Tranche B 2027 Term Loans, 3 Month LIBOR + 1.750%
1.928%(c)	03/01/27		68	63,620
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
4.438%(c)	01/31/26		136	130,229

				410,299

TOTAL BANK LOANS (cost $2,736,411)				2,587,566

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
AREIT Trust,
Series 2020-CRE04, Class A, 144A, 1 Month LIBOR + 2.620% (Cap N/A, Floor 2.620%)
2.805%(c)	04/14/37		100	100,284
Bancorp Commercial Mortgage Trust,
Series 2019-CRE06, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.235%(c)	09/15/36		1,572	1,507,193
Business Mortgage Finance 7 PLC (United Kingdom),
Series 07X, Class A1, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.292%(c)	02/15/41	GBP	207	253,284
Credit Suisse Mortgage Trust,
Series 2017-CHOP, Class F, 144A, 1 Month LIBOR + 4.350% (Cap N/A, Floor 4.350%)
4.535%(c)	07/15/32		460	304,160
European Loan Conduit No 36 DAC (Ireland),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.000%(c)	02/17/30	EUR	300	329,745
GS Mortgage Securities Corp. II,
Series 2018-SRP05, Class C, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 3.750%)
3.935%(c)	09/15/31		900	856,812
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class XA, IO
2.096%(cc)	11/10/45		964	35,041

Interest Rate	Maturity Date		Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
IMT Trust,
Series 2017-APTS, Class FFL, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.035%(c)	06/15/34			723	$605,886
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C02, Class A3, 144A
4.070%	11/15/43			534	533,469
Series 2018-PHMZ, Class M, 144A, 1 Month LIBOR + 8.208% (Cap N/A, Floor 8.208%)
8.392%(c)	06/15/35			1,000	948,849
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.635%(c)	12/15/31			1,600	1,568,437
Series 2020-MKST, Class G, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.435%(c)	12/15/36			210	167,724
Series 2020-MKST, Class H, 144A, 1 Month LIBOR + 6.750% (Cap N/A, Floor 6.750%)
6.935%(c)	12/15/36			210	158,364
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53		CAD	233	174,271

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,090,992)					7,543,519

CONVERTIBLE BOND — 0.0%
Healthcare-Products
China Medical Technologies, Inc. (China),
Sr. Unsec’d. Notes, 144A, 144A
6.250%	12/15/16	(d)		450	397

(cost $456,753)

CORPORATE BONDS — 5.1%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.250%	02/01/35			60	54,164
3.550%	03/01/38			10	8,754
3.750%	02/01/50			10	9,074
5.150%	05/01/30			130	144,886
5.705%	05/01/40			100	113,832
5.805%	05/01/50			240	282,983
5.930%	05/01/60			110	129,200
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40			10	12,443
4.250%	04/01/50			20	25,840
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.250%	05/01/50			150	216,270
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23			14	15,140
Spirit AeroSystems, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.800%
1.113%(c)	06/15/21			100	93,845

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26		20	$20,007
8.000%	12/15/25		20	21,006

				1,147,444

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
6.200%	02/14/59		230	306,314
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.950%	07/21/20		1,000	1,000,069
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
6.150%	09/15/43		30	37,011

				1,343,394

Airlines — 0.0%
Air Canada 2017-1 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.300%	07/15/31		185	167,398
British Airways 2019-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.350%	12/15/30		99	82,292
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		150	154,823
Sr. Unsec’d. Notes
2.600%	12/04/20		10	9,814
2.900%	10/28/24		50	40,423
3.400%	04/19/21		190	185,240
3.625%	03/15/22		80	75,724
3.800%	04/19/23		20	17,788
7.375%	01/15/26		90	87,077
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		60	60,061

				880,640

Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
5.375%	05/15/25		30	30,357
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		20	20,114
NIKE, Inc.,
Sr. Unsec’d. Notes
3.375%	03/27/50		10	11,507

				61,978

Auto Manufacturers — 0.1%
FCE Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.660%	02/11/21	EUR	300	331,881

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Ford Motor Co.,
Sr. Unsec’d. Notes
9.000%	04/22/25			10	$10,813
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.200%	01/15/21			200	197,243
3.350%	11/01/22			200	192,129
5.875%	08/02/21			200	201,983
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.430% (Cap N/A, Floor 0.000%)
0.185%(c)	05/14/21		EUR	500	542,039
Sr. Unsec’d. Notes, MTN
3.550%	10/07/22	(a)		300	290,915
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/13/20			1,100	1,100,279
Sr. Unsec’d. Notes
3.550%	07/08/22			300	308,083
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%
1.284%(c)	03/02/21			200	198,975
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.520%
0.833%(c)	03/15/21			100	97,709
Sr. Unsec’d. Notes, 144A, MTN
2.650%	07/13/22			400	393,270
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
1.204%(c)	11/13/20			700	700,297
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
1.375%(c)	11/12/21			200	198,547
Gtd. Notes, 144A
3.875%	11/13/20	(a)		200	202,154
4.000%	11/12/21			200	208,197

					5,174,514

Auto Parts & Equipment — 0.0%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22			18	18,217
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.750% or PIK 4.500%
3.750%	09/15/26		EUR	100	110,103
Sr. Sec’d. Notes, 144A, Cash coupon 6.375% or PIK 7.125%
6.375%	05/15/29			200	203,327
Schaeffler Finance BV (Germany),
Sr. Sec’d. Notes
3.250%	05/15/25		EUR	100	111,427

					443,074

Banks — 1.7%
ABN AMRO Bank NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	—	(rr)	EUR	700	784,484
ABQ Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.500%	02/22/22			800	818,449

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
BAC Capital Trust XIV,
Ltd. Gtd. Notes, Series G, 3 Month LIBOR + 0.400% (Cap N/A, Floor 4.000%)
4.000%(c)	—	(a)(rr)		2,190	$1,950,084
Banca Carige SpA (Italy),
Covered Bonds, 3 Month EURIBOR + 1.500%
1.218%(c)	05/25/22		EUR	600	675,937
Covered Bonds, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.539%(c)	10/25/21		EUR	600	677,120
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	—	(rr)	EUR	200	218,240
8.875%(ff)	—	(rr)	EUR	400	464,005
Sub. Notes, 144A
4.875%	04/21/25			420	442,386
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	01/27/23			300	296,600
Banco de Credito del Peru (Peru),
Sub. Notes, 144A, MTN
3.125%(ff)	07/01/30			380	376,770
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.704%	01/09/25			600	617,761
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19	(d)	EUR	700	152,502
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
7.625%(ff)	—	(rr)		1,540	1,466,640
Banco Nacional de Comercio Exterior SNC (Mexico),
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25			630	650,222
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25			470	514,419
Bancolombia SA (Colombia),
Sr. Unsec’d. Notes
3.000%	01/29/25			610	597,872
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31			610	593,936
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	—	(rr)		60	63,740
Jr. Sub. Notes, Series FF
5.875%(ff)	—	(rr)		590	601,893
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	—	(rr)		200	203,632
8.000%(ff)	—	(rr)	EUR	700	788,416
8.000%(ff)	—	(rr)		490	509,716
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.822%(c)	02/15/23			400	399,187
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.110%
2.558%(c)	08/10/21			800	810,577

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes
4.375%	01/12/26			200	$225,772
Sub. Notes
4.836%	05/09/28			500	548,148
5.200%	05/12/26			300	335,753
BBVA Bancomer SA (Mexico),
Sub. Notes, 144A
5.125%(ff)	01/18/33			440	411,813
BNP Paribas SA (France),
Sr. Unsec’d. Notes, EMTN
3.375%	01/23/26		GBP	600	811,387
BPCE SA (France),
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 1.220%
1.578%(c)	05/22/22	(a)		700	703,597
China Development Bank (China),
Unsec’d. Notes
4.040%	04/10/27		CNH	13,100	1,932,582
Unsec’d. Notes, Series 1610
3.180%	04/05/26		CNH	2,000	282,053
Unsec’d. Notes, Series 1613
3.050%	08/25/26		CNH	10,200	1,424,407
Unsec’d. Notes, Series 1805
4.880%	02/09/28		CNH	1,200	186,813
Unsec’d. Notes, Series 1810
4.040%	07/06/28		CNH	12,900	1,910,028
Unsec’d. Notes, Series 1909
3.500%	08/13/26		CNH	15,000	2,145,609
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—	(rr)		390	389,259
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	—	(rr)	EUR	400	461,759
Corp Financiera de Desarrollo SA (Peru),
Sub. Notes
5.250%(ff)	07/15/29			700	735,128
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23	(a)		900	963,443
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.250%(ff)	—	(rr)		200	206,562
7.500%(ff)	—	(rr)		210	216,412
Sr. Unsec’d. Notes, 144A
4.207%(ff)	06/12/24	(a)		500	539,150
Danske Bank A/S (Denmark),
Jr. Sub. Notes, EMTN
5.875%(ff)	—	(rr)	EUR	660	747,998
DBS Bank Ltd. (Singapore),
Covered Bonds, 144A
3.300%	11/27/21			200	207,534
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
1.846%(c)	02/04/21			200	199,005
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
2.281%(c)	07/13/20			1,400	1,400,298

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes
3.961%(ff)	11/26/25			400	$419,405
4.250%	10/14/21			900	922,893
Sr. Unsec’d. Notes, EMTN
2.625%	02/12/26		EUR	300	352,800
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22			800	834,493
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
4.223%(ff)	05/01/29			300	347,776
4.750%	10/21/45			110	145,569
Sub. Notes
5.150%	05/22/45			240	313,479
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.386%(c)	05/18/24			200	198,652
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28		GBP	300	393,574
4.583%(ff)	06/19/29			200	230,548
Sub. Notes
6.750%	09/11/28		GBP	100	158,894
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22			300	314,819
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.302%(c)	10/02/23			700	699,590
Sr. Unsec’d. Notes
4.100%	10/02/23			400	438,293
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
7.750%(ff)	—	(rr)	EUR	500	613,056
Itau Unibanco Holding SA (Brazil),
Jr. Sub. Notes, 144A, MTN
6.125%(ff)	—	(rr)		740	691,969
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31			40	42,247
3.109%(ff)	04/22/51			40	42,674
Sub. Notes
2.956%(ff)	05/13/31			110	116,573
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	—	(rr)	EUR	200	217,959
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%
1.106%(c)	06/21/21			400	401,244
Sr. Unsec’d. Notes
4.050%	08/16/23			400	434,447
4.375%	03/22/28	(a)		400	461,482
Sub. Notes
4.582%	12/10/25	(a)		700	776,094
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.193%	02/25/25			500	516,579

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (continued)
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
0.990%(c)	05/25/24			400	$390,780
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.315%(c)	09/11/24			400	396,238
Sr. Unsec’d. Notes
3.922%(ff)	09/11/24			300	323,903
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
5.597%(ff)	03/24/51			10	15,090
NORD/LB Luxembourg SA Covered Bond Bank (Luxembourg),
Covered Bonds, EMTN
2.875%	02/16/21			400	405,469
Nykredit Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50		DKK	11,780	1,764,927
2.500%	10/01/47		DKK	36	5,756
3.000%	10/01/47		DKK	13	2,083
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.836%(c)	05/17/21			400	400,305
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN, 3 Month LIBOR + 1.350%
1.713%(c)	05/31/21			2,000	2,007,777
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
6.000%(ff)	—	(rr)		200	202,447
7.500%(ff)	—	(a)(rr)		200	200,755
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
1.847%(c)	06/25/24			900	898,958
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25			300	326,140
4.519%(ff)	06/25/24	(a)		800	869,185
5.076%(ff)	01/27/30	(a)		700	841,244
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia),
Sub. Notes
8.500%	10/16/23			2,710	3,044,227
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24			800	838,966
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.474%	07/08/25			400	400,291
TC Ziraat Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	04/29/21			2,030	2,030,847
5.125%	05/03/22			650	637,175
UBS AG (Switzerland),
Sub. Notes
7.625%	08/17/22	(a)		400	445,630
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	—	(rr)		200	208,507
UniCredit SpA (Italy),
Jr. Sub. Notes
6.625%(ff)	—	(rr)	EUR	1,120	1,233,015
7.500%(ff)	—	(rr)	EUR	200	234,812

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		2,150	$2,483,444
Sub. Notes, 144A, MTN
5.459%(ff)	06/30/35		200	200,853
7.296%(ff)	04/02/34		600	681,295
United Overseas Bank Ltd. (Singapore),
Sub. Notes, 144A, MTN
3.750%(ff)	04/15/29		570	603,094
Wachovia Capital Trust III,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.930% (Cap N/A, Floor 5.570%)
5.570%(c)	—	(rr)	10	9,912
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31		30	36,236
5.013%(ff)	04/04/51		480	661,337

				64,544,905

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.350%	06/01/40		60	68,576
4.500%	06/01/50		90	107,144
5.800%	01/23/59		40	56,403
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.600%	06/01/50		10	10,084
4.200%	03/25/50		30	39,335
Constellation Brands, Inc.,
Gtd. Notes
4.750%	11/15/24		30	34,526
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50		1,100	1,132,856

				1,448,924

Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	02/15/31		20	19,916
Masco Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/21		1,400	1,419,286

				1,439,202

Chemicals — 0.2%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
4.125%	07/19/27		2,190	2,373,570
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26		1,150	1,219,220
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
4.500%	10/22/25		1,120	1,168,485
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.875%	09/17/44		1,230	1,354,596

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
4.250%	01/22/50		500	$493,842
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21		200	201,221

				6,810,934

Commercial Services — 0.2%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119		90	99,569
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.540%
1.014%(c)	08/04/20		1,500	1,500,868
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48		460	499,842
Equifax, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
1.262%(c)	08/15/21		700	699,475
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.600%	12/01/21		800	806,362
4.500%	08/16/21		1,900	1,955,830
5.250%	10/01/20		300	302,626
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26		40	41,462
RAC Bond Co. PLC (United Kingdom),
Sr. Sec’d. Notes, EMTN
4.870%	05/06/46	GBP	100	123,080
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30		170	175,735
5.875%	09/15/26		50	52,376
Wesleyan University,
Unsec’d. Notes
4.781%	07/01/2116		70	79,606

				6,336,831

Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		2,700	2,772,811

Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		10	11,444
3.550%	03/25/40		30	35,997
3.600%	03/25/50		90	112,817

				160,258

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
4.500%	05/15/21		150	150,878

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#			Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
4.625%	10/30/20		650		$652,787
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26		500		504,465
Ally Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/21		600		611,001
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23		600		561,152
BOC Aviation Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	09/18/27		200		204,813
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.020%(cc)	12/21/65		630		308,619
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20		600		613,401
Jyske Realkredit A/S (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	28,536		4,276,238
2.500%	10/01/47	DKK	13		2,114
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50		120		149,519
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan),
Sr. Unsec’d. Notes, EMTN
2.250%	09/07/21		400		405,122
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.000%	10/01/50	DKK	11,236		1,683,860
2.500%	10/01/47	DKK	—	(r)	23
ORIX Corp. (Japan),
Sr. Unsec’d. Notes
3.250%	12/04/24		100		107,814
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23		30		27,400
5.250%	08/15/22		150		140,532
5.500%	02/15/24		70		64,056
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		680		836,030
Realkredit Danmark A/S (Denmark),
Covered Bonds, MTN
2.500%	04/01/47	DKK	11		1,707
REC Ltd. (India),
Sr. Unsec’d. Notes, 144A
4.750%	05/19/23		500		515,904
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		200		183,131

					12,000,566

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 0.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
4.875%	04/23/30		960	$1,151,036
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24		380	400,894
Emera US Finance LP (Canada),
Gtd. Notes
2.700%	06/15/21	(a)	700	712,942
Empresa de Transmision Electrica SA (Panama),
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49		450	525,298
Enel Chile SA (Chile),
Sr. Unsec’d. Notes
4.875%	06/12/28		1,290	1,445,309
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,300	1,302,726
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		100	100,000
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		150	219,233
Kallpa Generacion SA (Peru),
Gtd. Notes, 144A
4.125%	08/16/27		350	357,403
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31		50	48,884
3.300%	08/01/40		20	19,486
3.500%	08/01/50		80	77,336
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49		580	630,231
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42		700	792,623
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
0.763%(c)	03/15/21		100	100,204
Three Gorges Finance I Cayman Islands Ltd. (China),
Gtd. Notes, 144A
3.700%	06/10/25		1,420	1,556,093

				9,439,698

Engineering & Construction — 0.0%
CRCC Yuxiang Ltd. (China),
Gtd. Notes
3.500%	05/16/23		400	420,589
Hutama Karya Persero PT (Indonesia),
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30		800	841,867

				1,262,456

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	06/01/25	20	$20,139

Foods — 0.1%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.300%	03/15/21	100	101,880
3.650%	03/15/23	115	122,888
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
1.820%(c)	10/09/20	700	698,472
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21	400	407,047
3.000%	06/15/22	200	208,730
General Mills, Inc.,
Sr. Unsec’d. Notes
3.200%	04/16/21	100	102,031
3.700%	10/17/23	300	327,191
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25	7	7,453
4.375%	06/01/46	40	39,246
5.000%	06/04/42	10	10,431
5.200%	07/15/45	40	43,209
Gtd. Notes, 144A
4.250%	03/01/31	10	10,596
4.875%	10/01/49	20	20,706
5.500%	06/01/50	30	32,273
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	60	62,164
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21	600	610,581

			2,804,898

Gas — 0.0%
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
3.550%	04/01/23	100	106,375
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.600%
0.913%(c)	06/15/21	300	299,313
Grupo Energia Bogota SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
4.875%	05/15/30	500	528,907
Southern Co. Gas Capital Corp.,
Gtd. Notes
2.450%	10/01/23	100	104,857

			1,039,452

Healthcare-Products — 0.0%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24	300	326,246

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Healthcare-Products (continued)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
1.066%(c)	03/19/21		800	$799,900

				1,126,146

Healthcare-Services — 0.0%
Centene Corp.,
Sr. Unsec’d. Notes
4.750%	01/15/25		30	30,684
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26		60	62,443
CommonSpirit Health,
Sr. Sec’d. Notes
3.817%	10/01/49		60	64,021
Dignity Health,
Sec’d. Notes
5.267%	11/01/64		120	136,639
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48		100	119,987
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		40	38,343
5.375%	02/01/25		10	10,760
5.625%	09/01/28		10	11,153
5.875%	02/01/29		20	22,610
7.690%	06/15/25		10	11,338
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/60		10	10,663
Willis-Knighton Medical Center,
Sec’d. Notes
4.813%	09/01/48		80	99,987

				618,628

Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
0.857%(c)	06/24/22		400	399,376

Insurance — 0.0%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30		70	75,807
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28		600	671,688
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	300	348,254
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
3.850%	09/19/23		100	107,264

				1,203,013

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60		2,840	$2,896,745
4.050%	08/22/47		150	195,157
4.250%	08/22/57		90	120,039
Prosus NV (China),
Gtd. Notes
4.850%	07/06/27		920	1,029,745
Gtd. Notes, 144A
4.850%	07/06/27		430	481,294
5.500%	07/21/25		240	271,806

				4,994,786

Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24		170	168,266
4.550%	03/11/26		50	50,503
6.125%	06/01/25		60	65,208
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36	(a)	313	408,776

				692,753

Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
5.375%	05/01/25		20	20,000
5.750%	05/01/28		10	10,134
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		70	68,336
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25		10	9,706
3.200%	08/08/24		140	139,054
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.125%	08/08/25		400	435,032
5.400%	08/08/28		200	221,116

				903,378

Machinery-Construction & Mining — 0.0%
Komatsu Finance America, Inc.,
Gtd. Notes
2.118%	09/11/20		400	400,866

Machinery-Diversified — 0.0%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	(a)	500	528,785

Media — 0.1%
Cable Onda SA (Panama),
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		550	557,715
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	05/01/32		10	10,134

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
5.125%	05/01/27	30	$31,036
5.375%	05/01/25	80	82,152
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	220	234,635
4.800%	03/01/50	10	11,379
6.834%	10/23/55	80	109,166
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	20	22,856
3.450%	02/01/50	20	22,644
3.700%	04/15/24	200	221,848
3.750%	04/01/40	10	11,733
4.700%	10/15/48	20	26,738
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	200	218,947
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	170	169,142
Fox Corp.,
Sr. Unsec’d. Notes
5.576%	01/25/49	30	41,620
Time Warner Cable LLC,
Sr. Sec’d. Notes
7.300%	07/01/38	210	289,790
Walt Disney Co. (The),
Gtd. Notes
1.750%	01/13/26	100	102,876
2.650%	01/13/31	100	106,143
3.600%	01/13/51	100	111,600

			2,382,154

Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	200	210,182
Freeport-McMoRan, Inc.,
Gtd. Notes
4.550%	11/14/24	10	10,169
5.450%	03/15/43	50	49,149
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
3.875%	10/27/27	280	298,706
4.125%	03/12/24	80	85,751
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.757%	11/15/48	1,500	1,836,781
Sr. Unsec’d. Notes, 144A
6.757%	11/15/48	440	538,789
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	300	406,967

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (continued)
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27		110	$117,051

				3,553,545

Miscellaneous Manufacturing — 0.0%
3M Co.,
Sr. Unsec’d. Notes
3.700%	04/15/50		30	35,663
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27		100	102,440
3.625%	05/01/30		20	19,979
4.250%	05/01/40		10	9,815
4.350%	05/01/50	(a)	20	19,801
Sr. Unsec’d. Notes, GMTN
6.150%	08/07/37		100	115,478
6.875%	01/10/39		150	183,275
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		90	100,840
Textron, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%
0.998%(c)	11/10/20		590	588,532

				1,175,823

Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
6.450%	12/13/22		IDR 4,138,100	284,595

Oil & Gas — 0.6%
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28		180	159,348
5.100%	09/01/40		320	264,484
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	10/15/21		400	414,985
Black Elk Energy LLC Escrow,
Bonds
0.000%	12/01/99	^	600	30,572
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50		10	10,610
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27		10	10,147
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28		150	164,567
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.000%	06/15/45		20	17,907
5.600%	07/15/41		10	9,769
5.850%	12/15/25		140	155,215
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		40	40,020

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		240	$252,164
5.875%	05/28/45		780	817,609
6.875%	04/29/30	(a)	880	1,012,668
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.950%	04/15/50		20	25,746
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51		40	44,355
4.327%	03/19/50		90	112,616
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
5.750%	04/19/47		670	781,453
6.375%	10/24/48		660	833,926
Sr. Unsec’d. Notes, 144A
5.750%	04/19/47		580	676,482
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.398%(c)	02/08/21		110	108,686
Sr. Unsec’d. Notes
2.600%	08/13/21		40	39,141
3.200%	08/15/26		80	65,095
4.100%	02/15/47		10	6,741
4.200%	03/15/48		20	13,563
4.400%	04/15/46		20	13,948
4.625%	06/15/45		90	63,347
5.191%(s)	10/10/36		1,170	496,167
6.450%	09/15/36		100	86,154
6.950%	07/01/24		70	68,546
Odebrecht Drilling Norbe VIII/IX Ltd. (Brazil),
Sr. Sec’d. Notes
6.350%	12/01/21		17	14,304
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42		1,350	1,607,079
Sr. Unsec’d. Notes, 144A
6.500%	05/27/41		360	445,939
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		869	904,798
6.125%	01/17/22		33	34,516
6.850%	06/05/2115		2,240	2,238,619
7.375%	01/17/27		1,330	1,479,530
Gtd. Notes, 144A
5.093%	01/15/30		952	947,884
Petroleos del Peru SA (Peru),
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32		500	554,129
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	06/27/44		1,200	852,289
6.375%	01/23/45		190	141,759
6.500%	06/02/41		580	444,311
Gtd. Notes, 144A
7.690%	01/23/50		780	646,253

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Gtd. Notes, MTN
4.625%	09/21/23			800	$773,874
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
4.800%	04/21/60			1,400	1,902,933
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25			180	135,849
5.000%	03/15/23			140	119,409
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30			20	21,697
3.250%	04/06/50			70	75,282
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24			980	1,081,046
Sinopec Group Overseas Development 2016 Ltd. (China),
Gtd. Notes, 144A
2.750%	09/29/26			400	424,426
Sinopec Group Overseas Development 2017 Ltd. (China),
Gtd. Notes
4.000%	09/13/47			720	847,444
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30			60	52,984
5.250%	10/15/27			50	46,767
8.250%	08/01/23	(a)		180	200,734
YPF SA (Argentina),
Sr. Unsec’d. Notes, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 6.000%
33.089%(c)	03/04/21		ARS	3,370	30,145

					22,820,031

Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
4.053%(s)	—	(rr)		46	46

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
1.500%	11/15/23		EUR	400	464,189
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27			130	138,535
9.250%	04/01/26			1,370	1,485,037
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30			30	28,602
6.250%	02/15/29			40	40,223
7.250%	05/30/29			30	31,491
Sr. Sec’d. Notes, 144A
5.500%	11/01/25			90	92,210
7.000%	03/15/24			60	62,205
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
1.323%(c)	12/15/23			400	399,537

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Gtd. Notes, 144A
3.500%	06/25/21		400	$409,962
4.250%	12/15/25		200	229,801
4.375%	12/15/28		300	350,780
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21		54	55,038
3.700%	03/09/23		300	321,952
4.125%	04/01/40		40	47,176
4.250%	04/01/50		10	12,029
5.050%	03/25/48		120	156,711
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30		300	299,745
Teva Pharmaceutical Finance Co. BV (Israel),
Gtd. Notes
3.650%	11/10/21		10	9,928
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21		21	20,921
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
2.200%	07/21/21		90	88,331
2.800%	07/21/23		20	18,903
3.150%	10/01/26		27	24,038
4.100%	10/01/46	(a)	927	770,341
Gtd. Notes, 144A
7.125%	01/31/25		280	297,075

				5,854,760

Pipelines — 0.2%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47		940	1,118,636
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		100	99,436
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	—	(rr)	70	49,527
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36		10	9,001
6.750%	09/15/37		170	152,720
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21		300	306,264
5.000%	05/15/50		80	75,864
Jr. Sub. Notes, Series F
6.750%(ff)	—	(rr)	130	110,411
Jr. Sub. Notes, Series G
7.125%(ff)	—	(rr)	120	102,960
Enterprise Products Operating LLC,
Gtd. Notes
5.100%	02/15/45		30	35,724
5.375%(ff)	02/15/78		90	80,978
5.950%	02/01/41		40	51,190

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pipelines (continued)
6.125%	10/15/39			60	$75,498
6.450%	09/01/40			80	106,209
KazTransGas JSC (Kazakhstan),
Gtd. Notes, 144A
4.375%	09/26/27			660	711,891
Kinder Morgan Energy Partners LP,
Gtd. Notes
6.375%	03/01/41			110	137,980
6.500%	09/01/39			120	150,888
6.550%	09/15/40			110	142,096
Gtd. Notes, MTN
6.950%	01/15/38			10	13,185
MPLX LP,
Sr. Unsec’d. Notes
5.500%	02/15/49	(a)		170	188,313
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40			220	211,550
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
4.500%	05/15/30			100	110,585
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23			150	143,720
5.375%	02/01/27			10	9,647
Gtd. Notes, 144A
5.500%	03/01/30			20	19,250
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
7.850%	02/01/26			240	313,010
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.550%	11/01/28			550	597,982
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25			30	28,533
3.950%	06/01/25			100	93,808
4.050%	02/01/30			140	134,667
4.500%	03/01/28			110	103,400
4.650%	07/01/26			20	19,176
4.750%	08/15/28			110	105,460
5.300%	03/01/48			50	40,587
5.450%	04/01/44	(a)		180	150,054
5.500%	08/15/48			170	138,621
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27			110	117,333
5.100%	09/15/45			10	10,934
5.750%	06/24/44			150	172,935
6.300%	04/15/40			80	95,960
8.750%	03/15/32			240	350,072

					6,686,055

Private Equity — 0.0%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.400%	07/06/22		EUR	200	227,023

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Real Estate — 0.1%
Akelius Residential Property AB (Sweden),
Sr. Unsec’d. Notes
3.375%	09/23/20		EUR	500	$565,382
China Overseas Finance Cayman V Ltd. (China),
Gtd. Notes, Series A
3.950%	11/15/22			265	277,322
China Overseas Finance Cayman VIII Ltd. (China),
Gtd. Notes, EMTN
2.375%	03/02/25			400	405,051
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
4.750%	09/28/23			700	708,322
Radiant Access Ltd. (Hong Kong),
Gtd. Notes
4.600%	—	(rr)		1,080	1,071,325
Sunac China Holdings Ltd. (China),
Sr. Sec’d. Notes
7.875%	02/15/22			200	204,919
Tesco Property Finance 5 PLC (United Kingdom),
Sr. Sec’d. Notes
5.661%	10/13/41		GBP	110	182,949

					3,415,270

Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26		EUR	100	119,407
3.000%	06/15/23			800	853,729
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24			100	103,506
SL Green Operating Partnership LP,
Gtd. Notes
3.250%	10/15/22			300	300,237
WPC Eurobond BV,
Gtd. Notes
2.250%	04/09/26		EUR	600	706,071

					2,082,950

Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
4.250%	05/15/24			30	30,024
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.350%	04/15/50			10	11,497
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.500%	04/15/30			10	12,273
5.000%	04/15/40			20	25,964
5.125%	04/15/50			20	27,606
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.000%	12/08/23		GBP	300	372,645
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
1.317%(c)	10/28/21			900	901,067

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Retail (continued)
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50			10	$12,103
4.450%	03/01/47			60	73,534
4.450%	09/01/48			67	82,704

					1,549,417

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.000%	01/27/23	(a)		200	205,824
3.766%(ff)	03/08/24	(a)		800	844,762
4.302%(ff)	03/08/29			200	226,722

					1,277,308

Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.459%	09/15/26			208	223,281
4.150%	11/15/30			140	152,334
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50			110	154,880
4.950%	03/25/60			40	58,730
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40			10	11,654
3.500%	04/01/50			60	68,644
3.700%	04/01/60			20	23,735
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23			500	547,401

					1,240,659

Software — 0.0%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23		EUR	100	113,144
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26			500	552,666

					665,810

Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26			420	437,370
AT&T, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
1.100%(c)	06/01/21			500	502,368
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
1.498%(c)	06/12/24			400	400,818
Sr. Unsec’d. Notes
5.150%	02/15/50			300	382,636
5.300%	08/15/58			100	127,967
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27			50	45,066

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes
5.125%	01/15/28		340	$341,570
Sr. Unsec’d. Notes, 144A
6.250%	03/25/29	(a)	360	384,217
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		50	71,515
Sprint Communications, Inc.,
Gtd. Notes
11.500%	11/15/21		30	33,282
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		1,200	1,257,369
7.875%	09/15/23		30	33,822
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co.
III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		313	316,765
4.738%	09/20/29		200	216,605
Telefonica Emisiones SA (Spain),
Gtd. Notes
5.462%	02/16/21		400	411,420
Telstra Corp. Ltd. (Australia),
Gtd. Notes, 144A
4.800%	10/12/21		1,500	1,570,109
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/15/30		30	33,322
4.500%	04/15/50		50	58,861
Turk Telekomunikasyon A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.875%	02/28/25		810	852,800
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.492%(c)	05/15/25	(a)	800	809,490
Sr. Unsec’d. Notes
3.850%	11/01/42		10	11,865

				8,299,237

Transportation — 0.0%
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
4.700%	05/07/50		500	569,452
PSA Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
2.500%	04/12/26		200	212,931
XPO CNW, Inc.,
Sr. Unsec’d. Notes
6.700%	05/01/34		200	205,774

				988,157

Trucking & Leasing — 0.2%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20		1,200	1,207,617

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Trucking & Leasing (continued)
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	915	$857,605
5.750%	11/15/23	20	19,227
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, EMTN
1.900%	07/21/21	1,900	1,920,262
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25	700	758,158
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	200,308
3.000%	07/15/22	400	402,107

			5,365,284

TOTAL CORPORATE BONDS (cost $192,912,643)			197,867,973

MUNICIPAL BONDS — 0.0%
Illinois — 0.0%
City of Chicago,
General Obligation Unlimited, Series B
5.630%	01/01/22	45	44,949

Michigan — 0.0%
City of Detroit,
General Obligation Limited, Series B-1
4.000%(cc)	04/01/44	70	56,121

TOTAL MUNICIPAL BONDS (cost $103,323)			101,070

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.9%
Alternative Loan Trust,
Series 2005-29CB, Class A4
5.000%	07/25/35	110	90,682
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.270%)
0.725%(c)	08/25/35	672	445,042
Series 2006-OA12, Class A1B, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.380%(c)	09/20/46	308	264,370
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.370%(c)	02/20/47	459	337,089
Series 2007-OA06, Class A1B, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.385%(c)	06/25/37	129	113,019
American Home Mortgage Assets Trust,
Series 2006-01, Class 2A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.375%(c)	05/25/46	77	63,791
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
2.204%(c)	02/25/47	600	321,505
Banc of America Funding Trust,
Series 2005-07, Class 4A3
5.750%	11/25/35	112	115,045

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-I, Class 4A1
3.988%(cc)	10/20/46		69	$55,092
Series 2015-R02, Class 9A2, 144A
0.446%(cc)	03/27/36		1,610	1,446,350
Banc of America Mortgage Trust,
Series 2005-H, Class 2A5
4.089%(cc)	09/25/35		45	40,530
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-01, Class 2A1
3.747%(cc)	03/25/35		13	11,980
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.386%(cc)	07/25/37		25	21,303
CHL Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.366%(cc)	01/19/34		9	8,473
Series 2006-06, Class A4
6.000%	04/25/36		45	34,537
Citicorp Mortgage Securities Trust,
Series 2007-03, Class 1A1
6.000%	04/25/37		5	5,181
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
3.934%(cc)	09/25/37		63	59,001
Series 2007-AR04, Class 1A1A
4.004%(cc)	03/25/37		387	354,384
Series 2015-02, Class 1A1, 144A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.368%(c)	06/25/47		185	183,825
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34		53	53,654
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 12A1
3.799%(cc)	08/25/34		10	10,565
Credit Suisse Mortgage Trust,
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58		188	190,380
Series 2019-RPL09, Class A1, 144A
3.092%(cc)	10/27/59		681	700,201
CSMC Mortgage-Backed Trust,
Series 2006-07, Class 6A3
5.500%	08/25/36		438	392,559
Durham Mortgages A PLC (United Kingdom),
Series 2018-AX, Class A, 3 Month GBP LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.825%(c)	03/31/53	GBP	303	375,374
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
0.393%(c)	06/15/40	GBP	206	241,599
Eurosail PLC (United Kingdom),
Series 2006-04X, Class A3A
—%(p)	12/10/44	EUR	77	85,353
Series 2006-04X, Class A3C, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.362%(c)	12/10/44	GBP	185	225,316

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Eurosail-UK PLC (United Kingdom),
Series 2007-03A, Class A3C, 144A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.143%(c)	06/13/45	GBP	46	$55,731
Series 2007-03X, Class A3A, 3 Month GBP LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.143%(c)	06/13/45	GBP	137	167,214
Fannie Mae Connecticut Avenue Securities,
Series 2014-C03, Class 1M2, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.185%(c)	07/25/24		575	503,563
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
5.185%(c)	07/25/25		145	148,404
Fannie Mae REMICS,
Series 2019-05, Class FA, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
0.585%(c)	03/25/49		1,329	1,327,789
FDIC Guaranteed Notes Trust,
Series 2010-S02, Class 1A, 144A, 1 Month LIBOR + 0.500% (Cap 10.000%, Floor 0.450%)
0.671%(c)	11/29/37		1	1,500
Freddie Mac REMICS,
Series 3397, Class FC, 1 Month LIBOR + 0.600% (Cap 7.000%, Floor 0.600%)
0.785%(c)	12/15/37		18	17,925
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.720%(c)	07/15/44		321	321,512
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.635%(c)	09/15/42		195	197,536
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2017-DNA02, Class B1, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
5.335%(c)	10/25/29		1,190	1,230,219
Government National Mortgage Assoc.,
Series 2015-H18, Class FB, 1 Month LIBOR + 0.600% (Cap 7.500%, Floor 0.600%)
0.903%(c)	07/20/65		618	618,911
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.983%(c)	08/20/61		5	4,976
Series 2015-H30, Class FB, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.983%(c)	03/20/62		1	1,053
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.303%(c)	01/20/66		677	687,817
Series 2017-121, Class PE
3.000%	07/20/46		57	58,721
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
1.904%(c)	04/20/67		341	348,027
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
2.266%(c)	08/20/68		528	522,433

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-20, Class FE, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
0.590%(c)	02/20/49		1,211	$1,208,555
GreenPoint Mortgage Funding Trust,
Series 2006-AR04, Class A6A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	09/25/46		102	90,647
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.750% (Cap N/A, Floor 1.750%)
2.930%(c)	03/25/33		22	20,893
Series 2005-AR01, Class 1A1
4.270%(cc)	01/25/35		3	3,250
Series 2005-AR03, Class 6A1
3.740%(cc)	05/25/35		75	69,197
HarborView Mortgage Loan Trust,
Series 2005-09, Class B1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.790%(c)	06/20/35		537	531,377
Series 2005-13, Class 2A11, 1 Month LIBOR + 0.560% (Cap 11.000%, Floor 0.280%)
0.754%(c)	02/19/36		108	80,871
Series 2007-05, Class A1A, 1 Month LIBOR + 0.190% (Cap 11.500%, Floor 0.000%)
0.384%(c)	09/19/37		29	25,812
Hawksmoor Mortgages (United Kingdom),
Series 2019-01A, Class A, 144A, 3 Month Sterling Overnight Index Average + 1.050% (Cap N/A, Floor 0.000%)
1.287%(c)	05/25/53	GBP	1,167	1,441,957
Impac CMB Trust,
Series 2004-11, Class 2A1, 1 Month LIBOR + 0.660% (Cap 11.750%, Floor 0.330%)
0.845%(c)	03/25/35		58	54,403
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
3.964%(cc)	11/25/35		3	3,306
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.375%(c)	09/25/46		97	83,945
JPMorgan Alternative Loan Trust,
Series 2006-A01, Class 1A1, 1 Month LIBOR + 0.460% (Cap 11.500%, Floor 0.230%)
0.645%(c)	03/25/36		714	673,461
Series 2006-A05, Class 1A4, 1 Month LIBOR + 0.240% (Cap 11.500%, Floor 0.240%)
0.425%(c)	10/25/36		562	517,965
JPMorgan Mortgage Trust,
Series 2005-A06, Class 2A1
4.466%(cc)	08/25/35		14	13,345
Series 2007-A01, Class 1A1
4.150%(cc)	07/25/35		15	14,583
Kensington Mortgage Securities PLC (United Kingdom),
Series 2007-01X, Class A3C, 3 Month LIBOR + 0.170% (Cap N/A, Floor 0.000%)
0.483%(c)	06/14/40		886	833,746

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Lehman Mortgage Trust,
Series 2006-05, Class 2A2, IO, 1 Month LIBOR x (1) + 7.150% (Cap 7.150%, Floor 0.000%)
6.966%(c)	09/25/36		254	$75,030
Lehman XS Trust,
Series 2007-20N, Class A1, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.335%(c)	12/25/37		535	480,806
Ludgate Funding PLC (United Kingdom),
Series 2008-W01X, Class A1, 3 Month GBP LIBOR + 0.600% (Cap N/A, Floor 0.000%)
1.175%(c)	01/01/61	GBP	145	168,410
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, 3 Month GBP LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.843%(c)	12/15/49	GBP	455	540,189
Mellon Residential Funding Corporation Mortgage Pass-Through Certificates Trust,
Series 1999-TBC3, Class A2
2.610%(cc)	10/20/29		7	6,501
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
3.359%(cc)	02/25/33		28	26,972
NCUA Guaranteed Notes Trust,
Series 2010-R01, Class 1A, 1 Month LIBOR + 0.450% (Cap 7.000%, Floor 0.450%)
0.624%(c)	10/07/20		34	33,632
Series 2010-R03, Class 1A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
0.734%(c)	12/08/20		58	58,180
Series 2010-R03, Class 2A, 1 Month LIBOR + 0.560% (Cap 8.000%, Floor 0.560%)
0.734%(c)	12/08/20		125	125,359
New Residential Mortgage Loan Trust,
Series 2019-RPL02, Class A1, 144A
3.250%(cc)	02/25/59		710	743,118
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		1,479	1,550,738
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		478	501,068
Newgate Funding PLC (United Kingdom),
Series 2007-02X, Class A2, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
0.323%(c)	12/15/50	GBP	43	53,568
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.193%(c)	12/15/50	GBP	626	739,172
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.443%(c)	12/15/50	GBP	171	193,863
RALI Trust,
Series 2006-QA01, Class A21
4.621%(cc)	01/25/36		1,039	884,057
Series 2007-QH08, Class A
2.624%(cc)	10/25/37		287	250,942

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	02/25/47		598	$288,716
Residential Asset Securitization Trust,
Series 2005-A15, Class 2A11, IO, 1 Month LIBOR x (1) + 5.550% (Cap 5.550%, Floor 0.000%)
5.366%(c)	02/25/36		1,633	374,085
RESIMAC Bastille Trust (Australia),
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.104%(c)	09/05/57		381	378,785
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.353%(c)	12/15/43	GBP	197	227,869
RFMSI Trust,
Series 2003-S09, Class A1
6.500%	03/25/32		4	3,952
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS02X, Class A2C
—%(p)	06/12/44	EUR	493	526,187
Series 2006-NS03X, Class A2A, 3 Month GBP LIBOR + 0.150% (Cap N/A, Floor 0.000%)
0.348%(c)	06/12/44	GBP	634	736,074
Sequoia Mortgage Trust,
Series 2003-04, Class 2A1, 1 Month LIBOR + 0.350% (Cap 11.500%, Floor 0.350%)
0.540%(c)	07/20/33		58	53,564
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
0.390%(c)	07/20/36		27	25,551
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
0.444%(c)	07/19/35		101	93,167
Series 2006-AR06, Class 2A1, 1 Month LIBOR + 0.190% (Cap 10.500%, Floor 0.190%)
0.375%(c)	07/25/46		113	86,065
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
0.305%(c)	08/25/36		380	329,997
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
0.475%(c)	10/25/36		257	216,150
Thornburg Mortgage Securities Trust,
Series 2003-05, Class 1A
3.139%(cc)	10/25/43		28	26,369
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.815%(c)	06/25/47		25	22,726
Series 2007-03, Class 4A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
1.815%(c)	06/25/47		16	14,248

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, 3 Month Sterling Overnight Index Average + 0.900% (Cap N/A, Floor 0.000%)
1.392%(c)	07/20/45	GBP	848	$1,044,613
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, 3 Month GBP LIBOR + 1.025% (Cap N/A, Floor 0.000%)
1.677%(c)	10/20/51	GBP	1,666	2,050,592
Trinity Square PLC (United Kingdom),
Series 2015-01A, Class A, 144A, 3 Month GBP LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.818%(c)	07/15/51	GBP	264	328,056
Wachovia Mortgage Loan Trust,
Series 2006-ALT01, Class A3, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.628%(c)	01/25/37		450	252,156
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR10, Class 3A1
2.371%(cc)	08/25/35		1	471
Series 2005-AR14, Class 2A1
3.767%(cc)	12/25/35		71	65,579
Series 2006-AR07, Class 3A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
2.240%(c)	07/25/46		196	175,596
Series 2006-AR14, Class 1A4
3.266%(cc)	11/25/36		149	137,026
Series 2007-HY05, Class 2A1
3.301%(cc)	05/25/37		904	748,976
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A8
5.750%	01/25/36		517	475,812

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $34,187,441)				33,240,831

SOVEREIGN BONDS — 4.0%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		1,620	1,690,341
4.125%	10/11/47		500	611,365
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/16/25		500	526,003
3.125%	04/16/30		400	440,539
3.875%	04/16/50		500	592,127
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		1,070	886,466
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
30.022%(c)	10/04/22	ARS	76	914
Argentina Treasury Bond BONCER (Argentina),
Bonds, Series CER
1.000%	08/05/21	ARS	10,987	112,748
Argentine Bonos del Tesoro (Argentina),
Bonds
15.500%	10/17/26	ARS	11,460	40,838

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
16.000%	10/17/23	ARS	9,840	$48,935
Unsec’d. Notes
18.200%	10/03/21	ARS	6,776	48,930
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
5.625%	01/26/22		850	352,394
5.875%	01/11/28		1,303	521,600
7.125%	06/28/2117		680	263,788
8.280%	12/31/33		1,150	519,299
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	AUD	1,430	1,440,650
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	740	643,777
Sr. Unsec’d. Notes, Series 22CI
1.250%	02/21/22	AUD	940	769,666
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes, EMTN
4.900%	09/15/21	EUR	100	118,453
Avi Funding Co. Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25		850	946,864
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
6.750%	09/20/29		800	874,939
Sr. Unsec’d. Notes, 144A
7.500%	09/20/47		1,000	1,118,080
Bonos del Tesoro Nacional en Pesos Badlar (Argentina),
Bonds, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
26.415%(c)	04/03/22	ARS	7,020	54,523
Brazil Notas do Tesouro Nacional (Brazil),
Notes, Series B
6.000%	08/15/50	BRL	978	231,960
Notes, Series F
10.000%	01/01/23	BRL	2,147	448,251
10.000%	01/01/25	BRL	5,250	1,127,446
10.000%	01/01/27	BRL	859	186,794
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
2.875%	06/06/25		300	296,223
5.000%	01/27/45		290	278,810
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	927	887,898
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
1.250%	01/29/40	EUR	300	323,568
China Development Bank (China),
Unsec’d. Notes, Series 1715
4.240%	08/24/27	CNH	6,700	1,001,203
China Government Bond (China),
Bonds, Series 1617
2.740%	08/04/26	CNH	3,700	521,825
Bonds, Series 1725
3.820%	11/02/27	CNH	400	60,441
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	2,500	366,475

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
3.380%	11/21/24		CNH	2,000	$292,545
3.390%	05/21/25		CNH	2,000	293,430
3.480%	06/29/27		CNH	5,500	807,825
4.290%	05/22/29		CNH	1,000	156,902
Ciudad Autonoma De Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27			650	501,201
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.000%	06/15/45			890	1,003,801
Costa Rica Government International Bond (Costa Rica),
Sr. Unsec’d. Notes, 144A
4.375%	04/30/25			500	447,347
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds
0.100%	04/15/23		EUR	326	372,966
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25			2,290	2,319,000
5.875%	04/18/24			200	204,725
Sr. Unsec’d. Notes, 144A
5.500%	01/27/25			525	531,648
5.875%	01/30/60			190	163,885
6.000%	07/19/28			300	302,207
6.400%	06/05/49			150	137,212
6.850%	01/27/45			490	471,608
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
9.650%	12/13/26			330	141,148
Sr. Unsec’d. Notes, 144A
7.775%	01/23/28			2,470	1,019,435
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28			1,840	1,817,254
7.903%	02/21/48			200	184,984
Sr. Unsec’d. Notes, 144A
6.875%	04/30/40			420	375,985
7.625%	05/29/32			1,090	1,064,436
8.875%	05/29/50			800	791,489
Sr. Unsec’d. Notes, 144A, MTN
7.500%	01/31/27			980	1,026,917
8.500%	01/31/47			200	195,520
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A
6.375%	01/18/27	(a)		700	604,835
7.125%	01/20/50			200	163,820
Ethiopia International Bond (Ethiopia),
Sr. Unsec’d. Notes
6.625%	12/11/24			400	400,469
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 1.020%
1.326%(c)	03/28/22			300	295,367
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.500%	04/15/26		EUR	900	1,069,028
French Republic Government Bond OAT (France),
Bonds, 144A
1.500%	05/25/50	(v)	EUR	700	986,247

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ghana Government International Bond (Ghana),
Bank Gtd. Notes
10.750%	10/14/30		1,840	$2,205,747
Bank Gtd. Notes, 144A
10.750%	10/14/30		200	239,755
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/32		1,300	1,437,229
Hellenic Republic Government Bond (Greece),
Bonds
3.750%	01/30/28	EUR	2,829	3,809,616
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	01/11/28		720	766,163
4.200%	10/15/50		1,530	1,705,549
4.450%	04/15/70		200	229,907
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42		1,300	1,605,701
Indonesia Treasury Bond (Indonesia),
Bonds, Series 061
7.000%	05/15/22	IDR	1,634,000	117,701
Bonds, Series 056
8.375%	09/15/26	IDR	331,000	25,025
Bonds, Series 059
7.000%	05/15/27	IDR	17,804,000	1,251,058
Bonds, Series 068
8.375%	03/15/34	IDR	34,504,000	2,548,980
Bonds, Series 071
9.000%	03/15/29	IDR	19,859,000	1,540,689
Bonds, Series 072
8.250%	05/15/36	IDR	28,442,000	2,076,143
Bonds, Series 076
7.375%	05/15/48	IDR	4,176,000	280,924
Bonds, Series 078
8.250%	05/15/29	IDR	11,200,000	837,672
Bonds, Series 079
8.375%	04/15/39	IDR	2,386,000	176,350
Bonds, Series 082
7.000%	09/15/30	IDR	14,247,000	983,377
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		710	781,800
3.875%	07/03/50		600	713,671
4.500%	04/03/2120		1,000	1,295,528
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.350%	02/01/25	EUR	1,100	1,222,437
Sr. Unsec’d. Notes, 144A
1.650%	12/01/30	EUR	300	347,840
2.450%	09/01/50	EUR	400	471,869
3.850%	09/01/49	EUR	1,540	2,339,363
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	5,296	6,077,538
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		800	799,974

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
6.750%	04/28/28	(a)		1,200	$1,348,513
7.875%	07/28/45			400	489,693
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
7.375%	10/10/47			360	371,327
Sr. Unsec’d. Notes, 144A
7.375%	10/10/47			715	737,497
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21			500	518,818
Malaysia Government Bond (Malaysia),
Bonds, Series 0119
3.906%	07/15/26		MYR	1,400	348,775
Bonds, Series 0307
3.502%	05/31/27		MYR	900	221,014
Malaysia Government Investment Issue (Malaysia),
Bonds, Series 0119
4.130%	07/09/29		MYR	600	152,686
Bonds, Series 0419
3.655%	10/15/24		MYR	600	146,457
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47		MXN	35,760	1,749,185
Bonds, Series M
7.750%	05/29/31		MXN	4,800	236,635
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34		MXN	18,490	916,659
7.750%	11/13/42		MXN	43,306	2,066,306
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.900%	04/27/25			900	964,045
4.600%	01/23/46			3,720	3,843,341
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.750%	11/20/25		AUD	500	517,775
3.000%	02/20/30		AUD	200	158,602
New Zealand Government Inflation Linked Bond (New Zealand),
Sr. Unsec’d. Notes, TIPS
2.000%	09/20/25		NZD	1,000	783,407
Sr. Unsec’d. Notes, Series 0930
3.000%	09/20/30		NZD	300	272,373
Sr. Unsec’d. Notes, Series 0935
2.500%	09/20/35		NZD	200	183,725
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27			300	284,264
7.625%	11/28/47			1,010	900,312
Northern Territory Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	04/21/31		AUD	400	277,935
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.750%	01/17/48			780	675,430
Sr. Unsec’d. Notes, 144A
5.625%	01/17/28			1,130	1,056,519

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29			410	$382,405
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60			1,050	1,191,857
4.500%	04/01/56			1,300	1,594,430
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31			450	500,249
5.400%	03/30/50			400	459,919
Peru Government Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29		PEN	1,300	423,469
6.150%	08/12/32		PEN	2,600	837,713
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.392%	01/23/26			800	831,612
2.783%	01/23/31			3,520	3,753,182
5.625%	11/18/50	(a)		525	828,535
6.550%	03/14/37			210	319,145
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29		PEN	300	97,666
6.350%	08/12/28		PEN	2,000	667,941
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	02/02/42			995	1,140,876
3.950%	01/20/40	(a)		250	291,035
5.000%	01/13/37			600	772,320
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
9.125%	03/16/24			980	405,184
Provincia de Cordoba (Argentina),
Sr. Unsec’d. Notes, 144A
7.450%	09/01/24			780	457,697
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.875%	04/23/23			300	321,974
4.000%	03/14/29			200	230,106
Sr. Unsec’d. Notes, 144A
3.400%	04/16/25			1,480	1,610,833
4.400%	04/16/50			940	1,169,248
4.817%	03/14/49			1,260	1,665,014
5.103%	04/23/48			650	887,568
Queensland Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, 144A
3.500%	08/21/30		AUD	400	331,140
Republic of Belarus Ministry of Finance (Belarus),
Sr. Unsec’d. Notes, 144A
5.875%	02/24/26			400	387,806
Republic of South Africa Government Bond (South Africa),
Sr. Unsec’d. Notes, Series R209
6.250%	03/31/36		ZAR	17,240	658,702
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28			430	398,953
5.375%	07/24/44			320	278,487

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Russian Federal Bond—OFZ (Russia),
Bonds, Series 6209
7.600%	07/20/22		RUB	61,390	$915,096
Bonds, Series 6212
7.050%	01/19/28		RUB	146,184	2,241,431
Bonds, Series 6219
7.750%	09/16/26		RUB	14,330	227,020
Bonds, Series 6221
7.700%	03/23/33		RUB	11,090	178,248
Bonds, Series 6224
6.900%	05/23/29		RUB	37,160	565,329
Bonds, Series 6225
7.250%	05/10/34		RUB	74,220	1,158,099
Bonds, Series 6226
7.950%	10/07/26		RUB	14,990	239,357
Bonds, Series 6228
7.650%	04/10/30		RUB	19,750	314,879
Bonds, Series 6230
7.700%	03/16/39		RUB	319,451	5,253,409
Russian Foreign Bond—Eurobond (Russia),
Sr. Unsec’d. Notes, 144A
5.625%	04/04/42			1,800	2,444,651
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.625%	10/04/47			1,430	1,675,734
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	07/30/24			300	315,750
Unsec’d. Notes, 144A
6.250%	05/23/33			1,050	1,069,598
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.250%	07/30/24	(v)	EUR	800	916,289
0.500%	04/30/30		EUR	600	680,731
1.250%	10/31/30		EUR	1,800	2,181,883
1.400%	07/30/28	(v)	EUR	1,800	2,212,463
2.900%	10/31/46		EUR	700	1,090,063
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.200%	05/11/27			480	316,326
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26			1,390	917,182
7.550%	03/28/30			250	163,433
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60			400	463,873
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
4.250%	12/20/32		AUD	300	269,662
Local Gov’t. Gtd. Notes, MTN
2.500%	10/22/29		AUD	100	76,613
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26			1,740	1,585,963
4.875%	04/16/43			490	379,044
5.750%	03/22/24			1,100	1,092,126
5.750%	05/11/47			770	631,251

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
9.750%	11/01/28			1,010	$1,154,437
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30		EUR	1,020	986,924
7.375%	09/25/32			670	674,661
7.750%	09/01/26			400	417,087
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50		GBP	300	369,335
1.750%	01/22/49		GBP	300	478,751
4.250%	03/07/36	(v)	GBP	1,800	3,500,351
4.500%	09/07/34		GBP	500	968,309
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31			720	842,696
5.100%	06/18/50	(a)		750	968,561
Western Australian Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes, Series 29
2.750%	07/24/29			AUD 100	77,683

TOTAL SOVEREIGN BONDS (cost $155,851,163)					154,515,632

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
Federal National Mortgage Assoc.
2.000%	TBA			2,100	2,138,335
2.000%	TBA			4,100	4,174,845
2.500%	TBA			6,700	6,954,213
2.500%	TBA			11,200	11,649,868
2.500%	TBA			19,900	20,655,051
3.000%	TBA			4,600	4,827,987
3.000%	10/01/49			490	527,686
3.000%	03/01/50			793	838,645
3.500%	TBA			2,000	2,103,460
3.500%	TBA			7,300	7,677,627
3.500%	10/01/34			90	97,627
3.500%	05/01/49			168	183,611
3.500%	02/01/50			291	309,504
3.500%	01/01/59			359	390,169
4.000%	TBA			8,500	9,010,996
4.000%	TBA			17,400	18,436,523

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $89,868,957)					89,976,147

U.S. TREASURY OBLIGATIONS — 8.8%
U.S. Treasury Bonds
1.250%	05/15/50			12,110	11,627,492
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/22	(h)(k)		19,023	19,299,410
0.125%	07/15/22			2,141	2,191,427
0.125%	01/15/23	(a)		12,189	12,488,364
0.125%	10/15/24			7,795	8,168,138
0.125%	07/15/26			12,525	13,309,960
0.125%	01/15/30	(h)		30	32,323
0.250%	07/15/29			20	21,946
0.250%	02/15/50			219	246,459
0.375%	07/15/23			2,788	2,904,275
0.375%	07/15/25			15,028	16,052,410

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
0.375%	01/15/27		5,413	$5,837,023
0.375%	07/15/27		17,231	18,738,540
0.500%	04/15/24		8,133	8,551,616
0.500%	01/15/28		17,075	18,726,640
0.625%	04/15/23	(a)	13,398	13,935,201
0.625%	01/15/24		511	538,162
0.625%	01/15/26	(a)	9,690	10,495,912
0.625%	02/15/43		4,739	5,581,052
0.750%	07/15/28		27,751	31,296,849
0.750%	02/15/42		5,219	6,251,011
0.875%	01/15/29		13,606	15,521,105
0.875%	02/15/47		1,463	1,866,276
1.000%	02/15/46		6,471	8,389,696
1.000%	02/15/48	(h)	1,899	2,512,217
1.000%	02/15/49		1,406	1,878,373
1.375%	02/15/44		8,372	11,427,732
1.750%	01/15/28	(h)(k)	857	1,022,595
2.000%	01/15/26		19,224	22,331,779
2.125%	02/15/40		5,967	8,796,564
2.125%	02/15/41		6,989	10,435,818
2.375%	01/15/27		2,263	2,747,129
2.500%	01/15/29	(k)	299	382,658
3.375%	04/15/32		391	582,068
3.625%	04/15/28		16,545	22,268,559
U.S. Treasury Notes
0.250%	06/30/25		1,550	1,547,094
0.500%	04/30/27		1,180	1,181,475
0.500%	05/31/27		7,830	7,836,117
0.500%	06/30/27		4,350	4,352,039
0.625%	05/15/30		3,380	3,369,437
1.625%	08/15/29		400	436,312
1.750%	12/31/24		150	159,984
1.750%	11/15/29		1,200	1,324,500
2.875%	04/30/25	(h)	1,500	1,686,211

TOTAL U.S. TREASURY OBLIGATIONS (cost $326,830,293)				338,349,948

TOTAL LONG-TERM INVESTMENTS (cost $2,796,751,363)				3,026,101,177

			Shares

SHORT-TERM INVESTMENTS — 26.7%
AFFILIATED MUTUAL FUNDS — 17.2%
PGIM Core Ultra Short Bond Fund(w)(vv)			598,868,123	598,868,123
PGIM Institutional Money Market Fund (cost $61,379,349; includes $61,354,691 of cash collateral for securities on loan)(b)(w)			61,384,719	61,384,719

TOTAL AFFILIATED MUTUAL FUNDS (cost $660,247,471)				660,252,842

Interest Rate	Maturity Date		Principal Amount (000)#		Value

FOREIGN TREASURY OBLIGATIONS — 0.0%
Argentina Treasury Bills
(4.810)%(n)	08/27/20		ARS	345	$3,520
Brazil Letras do Tesouro Nacional
6.345%(n)	01/01/24		BRL	165	25,505
Letras del Tesoro en Pesos Badlar, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.000%
30.362%(c) 08/28/20			ARS	3,202	30,348
South Africa Treasury Bill
4.470%(n)	12/09/20		ZAR	8,600	486,217

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $585,564)					545,590

REPURCHASE AGREEMENT(m) — 0.3%
TD Securities (USA) LLC 0.13%, dated 06/30/20, due 07/01/20 in the amount of $11,900,043 (cost $11,900,000)				11,900	11,900,000

			Shares

UNAFFILIATED FUNDS — 3.2%
BlackRock Liquidity FedFund				33,464,560	33,464,560
BlackRock Liquidity Funds T-Fund				31,308,825	31,308,825
Dreyfus Treasury Securities Cash Management				9,643,272	9,643,272
Goldman Sachs Financial Square Government Fund				33,464,561	33,464,561
Morgan Stanley Institutional Liquidity Funds-Treasury Portfolio				15,048,652	15,048,652

TOTAL UNAFFILIATED FUNDS (cost $122,929,870)					122,929,870

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 6.0%
U.S. Cash Management Bill
0.153%	09/08/20			10,200	10,197,459
U.S. Treasury Bills
0.009%	09/24/20	(h)		81	80,975
0.042%	02/25/21	(k)		32,000	31,967,833
0.078%	09/17/20	(k)		11,025	11,021,656
0.084%	07/16/20	(k)		7,500	7,499,645
0.084%	07/16/20	(k)		11,000	10,999,479
0.095%	07/23/20			1,100	1,099,919
0.098%	08/13/20			60,000	59,990,683
0.099%	07/30/20	(h)		1,100	1,099,887
0.099%	07/30/20	(h)		7,500	7,499,231
0.155%	08/04/20			10,300	10,298,760
0.159%	09/10/20	(a)(h)		13,600	13,596,446
0.159%	09/10/20	(a)(h)		15,800	15,795,871
0.159%	09/10/20	(a)(h)		40,000	39,989,547
0.164%	03/25/21			2,000	1,997,649

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (continued)
0.187%	07/09/20	9,800	$9,799,722

TOTAL U.S. TREASURY OBLIGATIONS (cost $232,957,742)			232,934,762

OPTIONS PURCHASED*~ — 0.0%
(cost $617,583)			447,114

TOTAL SHORT-TERM INVESTMENTS (cost $1,029,238,230)			1,029,010,178

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 105.4% (cost $3,825,989,593)			4,055,111,355

		Shares

SECURITIES SOLD SHORT — (2.8)%

COMMON STOCKS — (2.8)%
Aerospace & Defense — (0.1)%
AeroVironment, Inc.*		2,500	(199,075)
Boeing Co. (The)		2,400	(439,920)
CAE, Inc. (Canada)		3,588	(58,197)
HEICO Corp. (Class A Stock)		2,300	(186,852)
Kratos Defense & Security Solutions, Inc.*		11,700	(182,871)
Maxar Technologies, Inc.		6,600	(118,536)
MTU Aero Engines AG (Germany)*		1,728	(300,831)
Singapore Technologies Engineering Ltd. (Singapore)		115,500	(275,503)
Spirit AeroSystems Holdings, Inc. (Class A Stock)		11,300	(270,522)
TransDigm Group, Inc.		900	(397,845)
Triumph Group, Inc.		5,500	(49,555)

			(2,479,707)

Air Freight & Logistics — (0.0)%
DSV PANALPINA A/S (Denmark)		1,483	(181,841)

Airlines — (0.0)%
Hawaiian Holdings, Inc.		4,100	(57,564)

Auto Components — (0.0)%
Continental AG (Germany)*		3,065	(301,911)
Dorman Products, Inc.*		400	(26,828)
Fox Factory Holding Corp.*		4,600	(380,006)
Nokian Renkaat OYJ (Finland)		14,971	(330,397)
Stoneridge, Inc.*		2,700	(55,782)

			(1,094,924)

Automobiles — (0.0)%
Bayerische Motoren Werke AG (Germany)		4,090	(261,198)
Daimler AG (Germany)		9,626	(393,221)

			(654,419)

Banks — (0.1)%
ABN AMRO Bank NV (Netherlands)144A, CVA		7,681	(66,842)
Bank of Hawaii Corp.		4,000	(245,640)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bank of Marin Bancorp	1,400	$(46,662)
Banque Cantonale Vaudoise (Switzerland)	2,203	(214,831)
Columbia Banking System, Inc.	8,000	(226,760)
Commerce Bancshares, Inc.	4,235	(251,856)
Commerzbank AG (Germany)*	7,105	(32,119)
Community Bank System, Inc.	5,100	(290,802)
Cullen/Frost Bankers, Inc.	4,800	(358,608)
CVB Financial Corp.	5,000	(93,700)
First Financial Bankshares, Inc.	4,400	(127,116)
First Republic Bank	800	(84,792)
Independent Bank Corp.	3,600	(241,524)
Jyske Bank A/S (Denmark)*	3,362	(99,055)
Lakeland Financial Corp.	2,600	(121,134)
National Bank Holdings Corp. (Class A Stock)	3,100	(83,700)
Nicolet Bankshares, Inc.*	1,000	(54,800)
Nordea Bank Abp (Finland)*	27,066	(188,154)
Old National Bancorp	5,200	(71,552)
Peoples Bancorp, Inc.	1,200	(25,536)
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	8,059	(70,213)
Southside Bancshares, Inc.	3,200	(88,704)
Stock Yards Bancorp, Inc.	1,700	(68,340)
SVB Financial Group*	1,800	(387,954)
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	17,430	(166,174)
Tompkins Financial Corp.	700	(45,339)
Triumph Bancorp, Inc.*	2,500	(60,675)
Truist Financial Corp.	6,000	(225,300)
Trustmark Corp.	5,500	(134,860)
U.S. Bancorp	5,100	(187,782)
United Bankshares, Inc.	7,200	(199,152)
Westamerica BanCorp	2,800	(160,776)

		(4,720,452)

Beverages — (0.0)%
Anheuser-Busch InBev SA/NV (Belgium)	7,127	(353,093)
Boston Beer Co., Inc. (The) (Class A Stock)*	700	(375,655)
Heineken NV (Netherlands)	2,118	(196,160)

		(924,908)

Biotechnology — (0.2)%
Agenus, Inc.*	18,800	(73,884)
Alector, Inc.*	4,900	(119,756)
AnaptysBio, Inc.*	3,000	(67,020)
Atara Biotherapeutics, Inc.*	5,700	(83,049)
Atreca, Inc. (Class A Stock)*	2,300	(48,944)
Beam Therapeutics, Inc.*	5,900	(165,200)
Biohaven Pharmaceutical Holding Co. Ltd.*	6,100	(445,971)
Bioxcel Therapeutics, Inc.*	2,300	(121,923)
Blueprint Medicines Corp.*	1,900	(148,200)
CareDx, Inc.*	5,300	(187,779)
Corbus Pharmaceuticals Holdings, Inc.*	7,900	(66,281)
Deciphera Pharmaceuticals, Inc.*	3,300	(197,076)

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Editas Medicine, Inc.*	4,700	$(139,026)
Epizyme, Inc.*	9,300	(149,358)
Fate Therapeutics, Inc.*	7,700	(264,187)
Flexion Therapeutics, Inc.*	3,700	(48,655)
Global Blood Therapeutics, Inc.*	4,200	(265,146)
Idorsia Ltd. (Switzerland)*	10,720	(345,775)
Intellia Therapeutics, Inc.*	6,400	(134,528)
Karuna Therapeutics, Inc.*	2,900	(323,234)
Mirati Therapeutics, Inc.*	3,300	(376,761)
Moderna, Inc.*	5,900	(378,839)
MorphoSys AG (Germany)*	637	(81,045)
NextCure, Inc.*	3,100	(66,464)
Prevail Therapeutics, Inc.*	1,600	(23,840)
REGENXBIO, Inc.*	3,900	(143,637)
REVOLUTION Medicines, Inc.*	6,700	(211,519)
Sage Therapeutics, Inc.*	1,100	(45,738)
Sangamo Therapeutics, Inc.*	11,700	(104,832)
Sarepta Therapeutics, Inc.*	3,200	(513,088)
Scholar Rock Holding Corp.*	3,300	(60,093)
Spero Therapeutics, Inc.*	2,300	(31,119)
Turning Point Therapeutics, Inc.*	4,700	(303,573)
Twist Bioscience Corp.*	5,100	(231,030)
UroGen Pharma Ltd.*	2,100	(54,852)
Vericel Corp.*	1,800	(24,876)
Y-mAbs Therapeutics, Inc.*	4,600	(198,720)
ZIOPHARM Oncology, Inc.*	20,000	(65,600)

		(6,310,618)

Building Products — (0.0)%
Assa Abloy AB (Sweden) (Class B Stock)	5,296	(108,604)
Belimo Holding AG (Switzerland)	13	(95,890)
Griffon Corp.	5,200	(96,304)
Lennox International, Inc.	1,700	(396,083)
Nibe Industrier AB (Sweden) (Class B Stock)*	19,859	(441,105)

		(1,137,986)

Capital Markets — (0.1)%
Apollo Global Management, Inc.	7,800	(389,376)
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	5,467	(179,925)
Carlyle Group, Inc. (The)	1,800	(50,220)
Charles Schwab Corp. (The)	6,100	(205,814)
Hamilton Lane, Inc. (Class A Stock)	3,200	(215,584)
Moelis & Co. (Class A Stock)	5,800	(180,728)
Moody’s Corp.	1,000	(274,730)
Partners Group Holding AG (Switzerland)	137	(124,899)
Penson Worldwide, Inc.^	31,874	—
TMX Group Ltd. (Canada)	895	(88,491)
WisdomTree Investments, Inc.	13,500	(46,845)

		(1,756,612)

Chemicals — (0.1)%
Akzo Nobel NV (Netherlands)	2,248	(202,942)
Albemarle Corp.	5,100	(393,771)
American Vanguard Corp.	3,000	(41,280)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
CF Industries Holdings, Inc.	12,500	$(351,750)
Chr Hansen Holding A/S (Denmark)	3,272	(337,937)
Clariant AG (Switzerland)*	5,601	(110,499)
Ecolab, Inc.	1,900	(378,005)
EMS-Chemie Holding AG (Switzerland)	226	(175,594)
Givaudan SA (Switzerland)	70	(261,961)
International Flavors & Fragrances, Inc.	2,300	(281,658)
Koninklijke DSM NV (Netherlands)	3,599	(501,085)
Livent Corp.*	16,000	(98,560)
Methanex Corp. (Canada)	597	(10,774)
Novozymes A/S (Denmark) (Class B Stock)	3,481	(202,117)
OCI NV (Netherlands)*	17,965	(189,567)
Olin Corp.	16,600	(190,734)
Quaker Chemical Corp.	2,000	(371,300)
Sika AG (Switzerland)	944	(182,734)
Symrise AG (Germany)	1,915	(223,124)
Tronox Holdings PLC (Class A Stock)	9,200	(66,424)
Westlake Chemical Corp.	7,400	(397,010)

		(4,968,826)

Commercial Services & Supplies — (0.1)%
Boyd Group Services, Inc. (Canada)	903	(134,406)
Casella Waste Systems, Inc. (Class A Stock)*	4,800	(250,176)
Covanta Holding Corp.	3,900	(37,401)
IAA, Inc.*	9,900	(381,843)
Ritchie Bros. Auctioneers, Inc. (Canada)	2,193	(89,280)
Rollins, Inc.	7,000	(296,730)
Stericycle, Inc.*	4,500	(251,910)
TOMRA Systems ASA (Norway)	4,476	(165,089)
US Ecology, Inc.	3,500	(118,580)

		(1,725,415)

Communications Equipment — (0.0)%
CalAmp Corp.*	3,400	(27,234)
Digi International, Inc.*	2,900	(33,785)
Harmonic, Inc.*	11,000	(52,250)
Infinera Corp.*	8,400	(49,728)
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	6,293	(58,360)
ViaSat, Inc.*	4,400	(168,828)

		(390,185)

Construction & Engineering — (0.0)%
Ameresco, Inc. (Class A Stock)*	3,300	(91,674)
Boskalis Westminster (Netherlands)*	8,663	(172,270)
Construction Partners, Inc. (Class A Stock)*	3,300	(58,608)
Dycom Industries, Inc.*	3,600	(147,204)
Granite Construction, Inc.	4,500	(86,130)
NV5 Global, Inc.*	1,500	(76,245)
SNC-Lavalin Group, Inc. (Canada)	18,246	(307,908)
WillScot Corp.*	12,600	(154,854)
WSP Global, Inc. (Canada)	3,074	(188,525)

		(1,283,418)

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Construction Materials — (0.0)%
LafargeHolcim Ltd. (Switzerland)*	3,987	$(176,946)

Consumer Finance — (0.0)%
LendingClub Corp.*	8,400	(38,220)
Santander Consumer USA Holdings, Inc.	20,400	(375,564)
World Acceptance Corp.*	900	(58,968)

		(472,752)

Containers & Packaging — (0.0)%
AptarGroup, Inc.	3,100	(347,138)
Ball Corp.	5,400	(375,246)
BillerudKorsnas AB (Sweden)	8,744	(125,716)
CCL Industries, Inc. (Canada) (Class B Stock)	5,301	(171,338)
Huhtamaki OYJ (Finland)*	2,496	(98,702)
SIG Combibloc Group AG (Switzerland)*	7,939	(128,875)

		(1,247,015)

Distributors — (0.0)%
Jardine Cycle & Carriage Ltd. (Singapore)	3,600	(52,377)

Diversified Consumer Services — (0.0)%
Bright Horizons Family Solutions, Inc.*	3,100	(363,320)
Chegg, Inc.*	3,700	(248,862)
K12, Inc.*	4,300	(117,132)
Regis Corp.*	4,100	(33,538)
ServiceMaster Global Holdings, Inc.*	2,100	(74,949)

		(837,801)

Diversified Financial Services — (0.0)%
Element Fleet Management Corp. (Canada)	28,426	(212,106)
Onex Corp. (Canada)	4,014	(181,334)

		(393,440)

Diversified Telecommunication Services — (0.1)%
Anterix, Inc.*	1,800	(81,612)
Bandwidth, Inc. (Class A Stock)*	1,800	(228,600)
BCE, Inc. (Canada)	545	(22,730)
Elisa OYJ (Finland)	5,681	(345,573)
Iridium Communications, Inc.*	4,400	(111,936)
Koninklijke KPN NV (Netherlands)	49,409	(131,373)
Singapore Telecommunications Ltd. (Singapore)	424,400	(753,215)
Sunrise Communications Group AG (Switzerland)144A*	1,826	(162,585)
Telenor ASA (Norway)	21,355	(311,479)
United Internet AG (Germany)	941	(40,111)

		(2,189,214)

Electric Utilities — (0.1)%
Duke Energy Corp.	4,300	(343,527)
Emera, Inc. (Canada)	2,820	(110,964)
Evergy, Inc.	6,400	(379,456)
Eversource Energy	3,200	(266,464)
Fortis, Inc. (Canada)	3,931	(149,497)
Orsted A/S (Denmark)144A	991	(115,147)

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	6,000	$(375,000)

		(1,740,055)

Electrical Equipment — (0.0)%
ABB Ltd. (Switzerland)	14,550	(330,000)
OSRAM Licht AG (Germany)*	7,310	(348,045)
OSRAM Licht AG (Germany) (XTSE)*	1,059	(48,543)
Plug Power, Inc.*	36,300	(298,023)
Sunrun, Inc.*	13,500	(266,220)
Thermon Group Holdings, Inc.*	3,300	(48,081)
Vestas Wind Systems A/S (Denmark)	451	(46,149)
Vivint Solar, Inc.*	13,900	(137,610)

		(1,522,671)

Electronic Equipment, Instruments & Components — (0.1)%
Amphenol Corp. (Class A Stock)	3,800	(364,078)
Badger Meter, Inc.	3,000	(188,760)
Corning, Inc.	13,500	(349,650)
CTS Corp.	3,600	(72,144)
Daktronics, Inc.	4,800	(20,880)
Hexagon AB (Sweden) (Class B Stock)*	2,483	(146,080)
II-VI, Inc.*	9,300	(439,146)
Napco Security Technologies, Inc.*	2,100	(49,119)
nLight, Inc.*	4,200	(93,492)
PAR Technology Corp.*	1,900	(56,867)

		(1,780,216)

Energy Equipment & Services — (0.0)%
Dril-Quip, Inc.*	4,000	(119,160)
SBM Offshore NV (Netherlands)	10,521	(155,839)
Tenaris SA (Luxembourg)	17,879	(116,499)

		(391,498)

Entertainment — (0.0)%
CTS Eventim AG & Co. KGaA (Germany)*	5,710	(238,973)
Embracer Group AB (Sweden)*	6,484	(91,865)
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	1,700	(49,606)
Madison Square Garden Entertainment Corp.*	1,300	(97,500)
Roku, Inc.*	5,000	(582,650)

		(1,060,594)

Equity Real Estate Investment Trusts (REITs) — (0.1)%
Agree Realty Corp.	2,400	(157,704)
Alexandria Real Estate Equities, Inc.	2,000	(324,500)
Americold Realty Trust	9,400	(341,220)
CareTrust REIT, Inc.	9,700	(166,452)
Digital Realty Trust, Inc.	2,500	(355,275)
Duke Realty Corp.	7,800	(276,042)
Easterly Government Properties, Inc.	2,000	(46,240)
Gladstone Land Corp.	2,000	(31,720)
Global Medical REIT, Inc.	4,700	(53,251)
Independence Realty Trust, Inc.	9,000	(103,410)
Innovative Industrial Properties, Inc.	1,800	(158,436)
Invitation Homes, Inc.	8,700	(239,511)

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Outfront Media, Inc.	15,900	$(225,303)
Physicians Realty Trust	20,300	(355,656)
Sunstone Hotel Investors, Inc.	17,800	(145,070)

		(2,979,790)

Food & Staples Retailing — (0.0)%
Chefs’ Warehouse, Inc. (The)*	4,300	(58,394)
Grocery Outlet Holding Corp.*	8,100	(330,480)
METRO AG (Germany)	7,069	(67,451)
Metro, Inc. (Canada)	4,452	(183,642)
Natural Grocers by Vitamin Cottage, Inc.	2,300	(34,224)
United Natural Foods, Inc.*	5,300	(96,513)

		(770,704)

Food Products — (0.1)%
AAK AB (Sweden)*	12,488	(215,682)
Bakkafrost P/F (Faroe Islands)*	1,441	(90,896)
Barry Callebaut AG (Switzerland)	79	(151,190)
Beyond Meat, Inc.*	2,900	(388,542)
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	20	(165,121)
Hostess Brands, Inc.*	14,000	(171,080)
J&J Snack Foods Corp.	2,100	(266,973)
Limoneira Co.	2,000	(28,980)
Maple Leaf Foods, Inc. (Canada)	4,543	(95,404)
Premium Brands Holdings Corp. (Canada)	2,221	(141,676)
Salmar ASA (Norway)*	1,224	(58,537)
Saputo, Inc. (Canada)	3,540	(84,406)
Simply Good Foods Co. (The)*	10,400	(193,232)

		(2,051,719)

Gas Utilities — (0.0)%
Northwest Natural Holding Co.	3,400	(189,686)

Health Care Equipment & Supplies — (0.1)%
Ambu A/S (Denmark) (Class B Stock)	3,198	(101,056)
Axonics Modulation Technologies, Inc.*	4,300	(150,973)
Carl Zeiss Meditec AG (Germany)*	721	(70,722)
Cerus Corp.*	18,800	(124,080)
China Medical Technologies, Inc. (China) ADR^	6,255	—
CryoLife, Inc.*	3,500	(67,095)
CryoPort, Inc.*	4,300	(130,075)
CytoSorbents Corp.*	3,400	(33,660)
Glaukos Corp.*	5,000	(192,100)
Heska Corp.*	700	(65,219)
iRhythm Technologies, Inc.*	2,800	(324,492)
Mesa Laboratories, Inc.	600	(130,080)
Nevro Corp.*	1,000	(119,470)
NuVasive, Inc.*	5,600	(311,696)
OrthoPediatrics Corp.*	2,200	(96,272)
Penumbra, Inc.*	2,200	(393,404)
Quotient Ltd.*	9,000	(66,600)
Shockwave Medical, Inc.*	3,800	(180,006)
Silk Road Medical, Inc.*	3,700	(154,993)
Straumann Holding AG (Switzerland)	53	(45,800)
Tactile Systems Technology, Inc.*	2,100	(87,003)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Tandem Diabetes Care, Inc.*	4,600	$(455,032)
TransMedics Group, Inc.*	3,000	(53,760)
Vapotherm, Inc.*	2,600	(106,574)

		(3,460,162)

Health Care Providers & Services — (0.1)%
BioTelemetry, Inc.*	3,200	(144,608)
Brookdale Senior Living, Inc.*	16,200	(47,790)
Covetrus, Inc.*	11,600	(207,524)
Fresenius Medical Care AG & Co. KGaA (Germany)	1,104	(95,250)
Fulgent Genetics, Inc.*	2,500	(40,000)
Galenica AG (Switzerland)144A	1,338	(96,089)
Guardant Health, Inc.*	4,800	(389,424)
Hanger, Inc.*	4,000	(66,240)
HealthEquity, Inc.*	6,600	(387,222)
InfuSystem Holdings, Inc.*	2,400	(27,696)
Joint Corp. (The)*	1,600	(24,432)
Option Care Health, Inc.*	19,900	(276,212)
Pennant Group, Inc. (The)*	3,100	(70,060)
PetIQ, Inc.*	2,700	(94,068)
Surgery Partners, Inc.*	5,700	(65,949)
US Physical Therapy, Inc.	1,400	(113,428)

		(2,145,992)

Health Care Technology — (0.0)%
Health Catalyst, Inc.*	4,100	(119,597)
Inspire Medical Systems, Inc.*	3,000	(261,060)
Livongo Health, Inc.*	4,900	(368,431)
Phreesia, Inc.*	3,300	(93,324)
Schrodinger, Inc.*	5,500	(503,635)
Vocera Communications, Inc.*	3,500	(74,200)

		(1,420,247)

Hotels, Restaurants & Leisure — (0.1)%
Autogrill SpA (Italy)*	2,780	(14,743)
Cheesecake Factory, Inc. (The)	4,900	(112,308)
Dave & Buster’s Entertainment, Inc.	5,100	(67,983)
MGM Resorts International	17,200	(288,960)
Noodles & Co.*	4,900	(29,645)
Norwegian Cruise Line Holdings Ltd.*	7,400	(121,582)
Restaurant Brands International, Inc. (Canada)	8,051	(438,191)
Royal Caribbean Cruises Ltd.	7,800	(392,340)
Shake Shack, Inc. (Class A Stock)*	4,100	(217,218)
Six Flags Entertainment Corp.	9,900	(190,179)
Wynn Resorts Ltd.	4,100	(305,409)

		(2,178,558)

Household Durables — (0.0)%
Ethan Allen Interiors, Inc.	2,600	(30,758)
Garmin Ltd.	4,100	(399,750)
GoPro, Inc. (Class A Stock)*	14,300	(68,068)
Sonos, Inc.*	12,100	(177,023)

		(675,599)

Household Products — (0.0)%
WD-40 Co.	1,500	(297,450)

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Independent Power & Renewable Electricity Producers — (0.0)%
Boralex, Inc. (Canada) (Class A Stock)	3,279	$(74,632)
Innergex Renewable Energy, Inc. (Canada)	12,516	(176,087)
Sunnova Energy International, Inc.*	10,200	(174,114)

		(424,833)

Industrial Conglomerates — (0.0)%
Lifco AB (Sweden) (Class B Stock)	1,518	(96,837)
Raven Industries, Inc.	3,900	(83,889)
Roper Technologies, Inc.	100	(38,826)
Siemens AG (Germany)	2,914	(345,768)

		(565,320)

Insurance — (0.1)%
Arthur J Gallagher & Co.	4,000	(389,960)
Brown & Brown, Inc.	7,400	(301,624)
BRP Group, Inc. (Class A Stock)*	3,500	(60,445)
eHealth, Inc.*	2,300	(225,952)
Fairfax Financial Holdings Ltd. (Canada)	104	(32,131)
Gjensidige Forsikring ASA (Norway)*	1,961	(36,204)
Goosehead Insurance, Inc. (Class A Stock)*	1,600	(120,256)
Hannover Rueck SE (Germany)	654	(113,310)
Intact Financial Corp. (Canada)	2,222	(211,480)
Kinsale Capital Group, Inc.	2,400	(372,504)
Marsh & McLennan Cos., Inc.	3,600	(386,532)
MBIA, Inc.*	7,400	(53,650)
Palomar Holdings, Inc.*	2,700	(231,552)
RLI Corp.	4,400	(361,240)
Sampo OYJ (Finland) (Class A Stock)	1,951	(67,475)
Swiss Re AG (Switzerland)	3,277	(254,660)
Trupanion, Inc.*	3,500	(149,415)
Tryg A/S (Denmark)	10,323	(300,193)

		(3,668,583)

Interactive Media & Services — (0.0)%
Adevinta ASA (France)*	4,933	(49,876)
Cargurus, Inc.*	3,100	(78,585)
Eventbrite, Inc. (Class A Stock)*	5,200	(44,564)
EverQuote, Inc. (Class A Stock)*	1,500	(87,240)
Scout24 AG (Germany)144A	3,671	(286,252)
Yelp, Inc.*	7,300	(168,849)
Zillow Group, Inc. (Class C Stock)*	3,700	(213,157)

		(928,523)

Internet & Direct Marketing Retail — (0.0)%
Just Eat Takeaway.com NV (Netherlands)144A*	592	(61,830)
Magnite, Inc.*	600	(4,002)
Prosus NV (China)*	3,172	(295,847)
RealReal, Inc. (The)*	9,800	(125,342)
Rubicon Project, Inc. (The)*	11,500	(76,705)
Wayfair, Inc. (Class A Stock)*	2,600	(513,786)
Zalando SE (Germany)144A*	935	(66,346)

		(1,143,858)

COMMON STOCKS (continued)	Shares	Value
IT Services — (0.1)%
Adyen NV (Netherlands)144A*	125	$(182,785)
Bechtle AG (Germany)	225	(40,139)
Fidelity National Information Services, Inc.	2,700	(362,043)
Fiserv, Inc.*	3,500	(341,670)
I3 Verticals, Inc. (Class A Stock)*	1,700	(51,425)
Limelight Networks, Inc.*	9,500	(69,920)
LiveRamp Holdings, Inc.*	6,700	(284,549)
MongoDB, Inc.*	2,000	(452,680)
Okta, Inc.*	2,100	(420,483)
Repay Holdings Corp.*	6,000	(147,780)
Sabre Corp.	4,500	(36,270)
Shopify, Inc. (Canada) (Class A Stock)*	167	(158,656)
Square, Inc. (Class A Stock)*	4,600	(482,724)
Switch, Inc. (Class A Stock)	11,400	(203,148)
Twilio, Inc. (Class A Stock)*	2,300	(504,666)

		(3,738,938)

Leisure Products — (0.0)%
Acushnet Holdings Corp.	6,500	(226,135)
Callaway Golf Co.	10,600	(185,606)
Clarus Corp.	2,906	(33,652)
Hasbro, Inc.	4,400	(329,780)
Mattel, Inc.*	31,800	(307,506)
Peloton Interactive, Inc. (Class A Stock)*	6,500	(375,505)

		(1,458,184)

Life Sciences Tools & Services — (0.1)%
10X Genomics, Inc. (Class A Stock)*	4,400	(392,964)
Adaptive Biotechnologies Corp.*	9,200	(445,096)
Codexis, Inc.*	6,600	(75,240)
Evotec SE (Germany)*	8,049	(220,177)
Lonza Group AG (Switzerland)	325	(172,252)
NanoString Technologies, Inc.*	4,200	(123,270)
NeoGenomics, Inc.*	12,200	(377,956)
Pacific Biosciences of California, Inc.*	15,100	(52,095)
Personalis, Inc.*	3,600	(46,692)
Quanterix Corp.*	3,200	(87,648)
Tecan Group AG (Switzerland)	327	(116,239)
Waters Corp.*	1,500	(270,600)

		(2,380,229)

Machinery — (0.1)%
Aalberts NV (Netherlands)	63	(2,086)
Atlas Copco AB (Sweden) (Class A Stock)	5,097	(217,134)
Caterpillar, Inc.	2,800	(354,200)
CNH Industrial NV (United Kingdom)*	23,260	(163,939)
Douglas Dynamics, Inc.	2,500	(87,800)
Energy Recovery, Inc.*	6,100	(46,330)
Enerpac Tool Group Corp.	6,300	(110,880)
Epiroc AB (Sweden) (Class A Stock)	1,107	(13,866)
Fortive Corp.	4,600	(311,236)
GEA Group AG (Germany)	1,730	(55,038)
Greenbrier Cos., Inc. (The)	3,300	(75,075)
Hyster-Yale Materials Handling, Inc.	1,200	(46,392)
John Bean Technologies Corp.	3,000	(258,060)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Knorr-Bremse AG (Germany)	639	$(64,925)
Kone OYJ (Finland) (Class B Stock)	680	(46,814)
Lindsay Corp.	1,100	(101,431)
OC Oerlikon Corp. AG (Switzerland)	10,717	(87,809)
Rational AG (Germany)	99	(55,746)
Schindler Holding AG (Switzerland)	686	(163,300)
SPX FLOW, Inc.*	4,800	(179,712)
Terex Corp.	7,100	(133,267)
Trinity Industries, Inc.	12,900	(274,641)
VAT Group AG (Switzerland)144A*	728	(133,810)
Wabash National Corp.	6,000	(63,720)
Woodward, Inc.	4,900	(379,995)
Xylem, Inc.	3,900	(253,344)

		(3,680,550)

Marine — (0.0)%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	498	(585,225)
Kuehne + Nagel International AG (Switzerland)*	2,464	(411,942)

		(997,167)

Media — (0.0)%
Altice Europe NV (Netherlands)*	828	(3,226)
Cardlytics, Inc.*	3,100	(216,938)
EW Scripps Co. (The) (Class A Stock)	7,200	(63,000)
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	1,600	(55,232)
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	1,700	(58,565)
New York Times Co. (The) (Class A Stock)	9,100	(382,473)
Stroeer SE & Co. KGaA (Germany)	1,451	(98,201)
Tribune Publishing Co.	4,100	(40,959)

		(918,594)

Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd. (Canada)	4,181	(267,718)
ArcelorMittal SA (Luxembourg)*	2,578	(27,658)
Barrick Gold Corp. (Canada)	3,656	(98,375)
Century Aluminum Co.*	4,700	(33,511)
Cleveland-Cliffs, Inc.	43,300	(239,016)
First Quantum Minerals Ltd. (Zambia)	22,001	(175,347)
Franco-Nevada Corp. (Canada)	2,422	(338,341)
Novagold Resources, Inc. (Canada)*	2,700	(24,786)
Pan American Silver Corp. (Canada)	4,617	(140,217)
SSAB AB (Sweden) (Class A Stock)*	31,624	(87,887)
Warrior Met Coal, Inc.	1,600	(24,624)
Wheaton Precious Metals Corp. (Brazil)	6,520	(286,763)

		(1,744,243)

Mortgage Real Estate Investment Trusts (REITs) — (0.0)%
Blackstone Mortgage Trust, Inc. (Class A Stock)	13,400	(322,806)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,500	(213,450)

		(536,256)

COMMON STOCKS (continued)	Shares	Value
Multiline Retail — (0.0)%
Dollarama, Inc. (Canada)	2,930	$(97,465)

Multi-Utilities — (0.1)%
Algonquin Power & Utilities Corp. (Canada)	26,250	(339,339)
Ameren Corp.	4,500	(316,620)
CMS Energy Corp.	6,600	(385,572)
DTE Energy Co.	3,500	(376,250)
E.ON SE (Germany)	17,118	(193,576)
RWE AG (Germany)	6,951	(244,551)

		(1,855,908)

Oil, Gas & Consumable Fuels — (0.1)%
ARC Resources Ltd. (Canada)	14,535	(48,821)
Cameco Corp. (Canada)	20,257	(207,703)
Canadian Natural Resources Ltd. (Canada)	4,783	(82,970)
Enbridge, Inc. (Canada)	7,899	(240,182)
Eni SpA (Italy)	22,262	(213,815)
Equinor ASA (Norway)	15,330	(219,196)
Hess Corp.	7,600	(393,756)
Husky Energy, Inc. (Canada)	3,644	(11,971)
Inter Pipeline Ltd. (Canada)	9,204	(85,694)
Koninklijke Vopak NV (Netherlands)	1,217	(64,530)
Murphy Oil Corp.	15,300	(211,140)
PDC Energy, Inc.*	11,400	(141,816)
Pembina Pipeline Corp. (Canada)	4,616	(115,400)
PrairieSky Royalty Ltd. (Canada)	22,128	(139,848)
Suncor Energy, Inc. (Canada)	3,168	(53,415)
TC Energy Corp. (Canada)	5,278	(225,489)

		(2,455,746)

Paper & Forest Products — (0.0)%
Holmen AB (Sweden) (Class B Stock)*	5,072	(162,631)
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)*	34,714	(414,163)
West Fraser Timber Co. Ltd. (Canada)	11,351	(398,991)

		(975,785)

Personal Products — (0.0)%
elf Beauty, Inc.*	5,400	(102,978)
Estee Lauder Cos., Inc. (The) (Class A Stock)	2,000	(377,360)

		(480,338)

Pharmaceuticals — (0.0)%
Aerie Pharmaceuticals, Inc.*	4,700	(69,372)
AMAG Pharmaceuticals, Inc.*	3,200	(24,480)
Cara Therapeutics, Inc.*	4,700	(80,370)
Collegium Pharmaceutical, Inc.*	3,600	(63,000)
Fulcrum Therapeutics, Inc.*	3,000	(54,870)
Merck KGaA (Germany)	238	(27,880)
Nektar Therapeutics*	8,900	(206,124)
Optinose, Inc.*	5,100	(37,944)
Reata Pharmaceuticals, Inc. (Class A Stock)*	2,500	(390,050)
Theravance Biopharma, Inc.*	6,600	(138,534)
WaVe Life Sciences Ltd.*	4,300	(44,763)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Zogenix, Inc.*	6,100	$(164,761)

		(1,302,148)

Professional Services — (0.0)%
Forrester Research, Inc.*	1,800	(57,672)
Huron Consulting Group, Inc.*	2,600	(115,050)
Thomson Reuters Corp. (Canada)	2,537	(172,372)
TrueBlue, Inc.*	4,000	(61,080)
Upwork, Inc.*	12,800	(184,832)
Willdan Group, Inc.*	1,300	(32,513)

		(623,519)

Real Estate Management & Development — (0.0)%
CapitaLand Ltd. (Singapore)*	102,100	(214,743)
City Developments Ltd. (Singapore)	49,800	(302,899)
Redfin Corp.*	10,700	(448,437)
UOL Group Ltd. (Singapore)	6,100	(29,793)

		(995,872)

Road & Rail — (0.0)%
Canadian National Railway Co. (Canada)	4,931	(436,257)
Canadian Pacific Railway Ltd. (Canada)	999	(254,106)
Lyft, Inc. (Class A Stock)*	11,000	(363,110)

		(1,053,473)

Semiconductors & Semiconductor Equipment — (0.1)%
Alpha & Omega Semiconductor Ltd.*	2,800	(30,464)
ASML Holding NV (Netherlands)	735	(271,579)
Cohu, Inc.	4,700	(81,498)
Cree, Inc.*	7,600	(449,844)
Impinj, Inc.*	2,500	(68,675)
Inphi Corp.*	3,300	(387,750)
Lattice Semiconductor Corp.*	13,900	(394,621)
ON Semiconductor Corp.*	19,200	(380,544)
SiTime Corp.*	1,700	(80,597)
SunPower Corp.*	18,700	(143,242)
Veeco Instruments, Inc.*	5,500	(74,195)

		(2,363,009)

Software — (0.3)%
8x8, Inc.*	11,600	(185,600)
Alteryx, Inc. (Class A Stock)*	2,900	(476,412)
Anaplan, Inc.*	8,400	(380,604)
Avalara, Inc.*	1,500	(199,635)
Benefitfocus, Inc.*	3,700	(39,812)
Bill.com Holdings, Inc.*	5,000	(451,050)
BlackBerry Ltd. (Canada)*	18,410	(89,772)
Cloudflare, Inc. (Class A Stock)*	10,700	(384,665)
Constellation Software, Inc. (Canada)	29	(32,744)
Coupa Software, Inc.*	2,100	(581,784)
Descartes Systems Group, Inc. (The) (Canada)*	520	(27,452)
Digimarc Corp.*	1,300	(20,787)
DocuSign, Inc.*	3,100	(533,851)
Domo, Inc. (Class B Stock)*	2,800	(90,076)
Elastic NV*	4,900	(451,829)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Everbridge, Inc.*	2,800	$(387,408)
HubSpot, Inc.*	2,000	(448,700)
Kinaxis, Inc. (Canada)*	30	(4,288)
Lightspeed POS, Inc. (Canada)*	3,564	(85,136)
LivePerson, Inc.*	6,800	(281,724)
Medallia, Inc.*	11,500	(290,260)
Nemetschek SE (Germany)	1,329	(92,227)
New Relic, Inc.*	5,400	(372,060)
Pluralsight, Inc. (Class A Stock)*	11,300	(203,965)
PROS Holdings, Inc.*	4,800	(213,264)
Q2 Holdings, Inc.*	4,700	(403,213)
Rapid7, Inc.*	5,100	(260,202)
SAP SE (Germany)	892	(125,361)
Slack Technologies, Inc. (Class A Stock)*	12,200	(379,298)
Smartsheet, Inc. (Class A Stock)*	8,100	(412,452)
Splunk, Inc.*	2,300	(457,010)
Temenos AG (Switzerland)	2,333	(365,556)
Trade Desk, Inc. (The) (Class A Stock)*	1,100	(447,150)
Varonis Systems, Inc.*	3,200	(283,136)
Yext, Inc.*	13,100	(217,591)
Zuora, Inc. (Class A Stock)*	10,700	(136,425)

		(9,812,499)

Specialty Retail — (0.1)%
American Eagle Outfitters, Inc.	18,200	(198,380)
Boot Barn Holdings, Inc.*	3,300	(71,148)
Burlington Stores, Inc.*	1,900	(374,167)
Caleres, Inc.	4,400	(36,696)
Carvana Co.*	3,998	(480,560)
Dufry AG (Switzerland)*	412	(12,382)
Five Below, Inc.*	3,400	(363,494)
Genesco, Inc.*	1,700	(36,822)
Monro, Inc.	3,400	(186,796)
National Vision Holdings, Inc.*	6,300	(192,276)
Signet Jewelers Ltd.	6,000	(61,620)
TJX Cos., Inc. (The)	6,500	(328,640)

		(2,342,981)

Technology Hardware, Storage & Peripherals — (0.0)%
3D Systems Corp.*	13,100	(91,569)
Avid Technology, Inc.*	4,800	(34,896)
Logitech International SA (Switzerland)	4,345	(284,083)

		(410,548)

Textiles, Apparel & Luxury Goods — (0.1)%
adidas AG (Germany)*	1,976	(522,140)
Canada Goose Holdings, Inc. (Canada)*	10,449	(242,599)
Crocs, Inc.*	7,400	(272,468)
Gildan Activewear, Inc. (Canada)	8,993	(139,307)
Oxford Industries, Inc.	1,700	(74,817)
Puma SE (Germany)*	2,123	(165,068)
Skechers USA, Inc. (Class A Stock)*	11,700	(367,146)
Under Armour, Inc. (Class A Stock)*	19,100	(186,034)

		(1,969,579)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Thrifts & Mortgage Finance — (0.0)%
Capitol Federal Financial, Inc.	14,100	$(155,241)
Northfield Bancorp, Inc.	3,800	(43,776)
Waterstone Financial, Inc.	2,000	(29,660)

		(228,677)

Tobacco — (0.0)%
Swedish Match AB (Sweden)	1,763	(124,413)

Trading Companies & Distributors — (0.0)%
Finning International, Inc. (Canada)	1,596	(21,760)
Herc Holdings, Inc.*	3,100	(95,263)
IMCD NV (Netherlands)	2,114	(199,975)
Indutrade AB (Sweden)*	2,367	(93,948)
NOW, Inc.*	10,700	(92,341)
SiteOne Landscape Supply, Inc.*	4,000	(455,880)
Textainer Group Holdings Ltd. (China)*	5,700	(46,626)
Toromont Industries Ltd. (Canada)	3,647	(180,980)
Watsco, Inc.	2,000	(355,400)

		(1,542,173)

Transportation Infrastructure — (0.0)%
Atlantia SpA (Italy)*	7,759	(125,392)

Water Utilities — (0.0)%
Essential Utilities, Inc.	9,100	(384,384)

Wireless Telecommunication Services — (0.0)%
Boingo Wireless, Inc.*	4,600	(61,272)
Millicom International Cellular SA (Colombia)SDR	3,599	(94,721)
Tele2 AB (Sweden) (Class B Stock)	4,641	(61,777)

		(217,770)

TOTAL COMMON STOCKS (proceeds received $96,658,488)		(107,268,318)

PREFERRED STOCKS — (0.0)%
Automobiles — (0.0)%
Volkswagen AG (Germany) (PRFC)	537	(82,103)

Chemicals — (0.0)%
FUCHS PETROLUB SE (Germany) (PRFC)	1,867	(75,343)

PREFERRED STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies — (0.0)%
Sartorius AG (Germany) (PRFC)	648	$(214,491)

TOTAL PREFERRED STOCKS (proceeds received $290,186)		(371,937)

TOTAL SECURITIES SOLD SHORT (proceeds received $96,948,674)		(107,640,255)

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $1,468,301)		(1,362,007)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 102.6% (cost $3,727,572,618)		3,946,109,093
Liabilities in excess of other assets(z) — (2.6)%		(100,992,618)

NET ASSETS — 100.0%		$3,845,116,475

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $91,502 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,835,737; cash collateral of $61,354,691 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(m)	Repurchase agreements are collateralized by a U.S. Treasury Securities (coupon rate 1%, maturity date 02/15/2046), with the aggregate value, including accrued interest, of $12,085,495.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2020.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(vv)	Includes an amount of $1,087,704 segregated as collateral for OTC derivatives.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Canadian Government Bond	2.750%	12/01/48	07/22/20	CAD	(800)	$(845,728)
Federal National Mortgage Assoc.	3.000%	TBA	08/13/20		(7,500)	(7,885,580)
Federal National Mortgage Assoc.	3.000%	TBA	09/14/20		(2,600)	(2,728,863)
Federal National Mortgage Assoc.	3.500%	TBA	07/16/20		(100)	(105,058)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $11,009,891)						$(11,565,229)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Call	07/24/20	183.50	369	EUR	369	$8,291
10 Year Euro-Bund Futures	Call	07/24/20	184.00	28	EUR	28	315
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$137.50	4		4	7,063
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$146.00	22		22	344
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$147.00	306		306	4,781
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$149.00	20		20	313
10 Year U.S. Treasury Notes Futures	Call	08/21/20	$147.00	157		157	4,906
10 Year U.S. Treasury Notes Futures	Call	08/21/20	$175.00	14		14	—
10 Year U.S. Treasury Notes Futures	Call	08/21/20	$179.00	6		6	—
20 Year U.S. Treasury Bonds Futures	Call	07/24/20	$172.00	4		4	26,812
20 Year U.S. Treasury Bonds Futures	Call	07/24/20	$177.00	11		11	28,016
Canadian Dollar Currency	Call	07/02/20	74.00	4		4	180
Canadian Dollar Currency	Call	07/02/20	74.50	8		8	80
Canadian Dollar Currency	Call	07/02/20	75.00	16		16	80
Canadian Dollar Currency	Call	08/07/20	74.00	2		2	960
Canadian Dollar Currency	Call	08/07/20	75.00	4		4	720
Euro Dollar Futures	Call	03/14/22	$99.75	8		20	4,300
Euro Dollar Futures	Call	06/13/22	$99.75	14		35	8,313
Euro Futures	Call	08/07/20	1.14	6		750	3,750
Euro-Schatz	Call	08/21/20	116.00	105	EUR	105	590
Euro-Schatz	Call	08/21/20	116.00	12	EUR	12	67
U.K. Gilt	Call	08/21/20	174.00	88	GBP	88	—
2 Year U.S. Treasury Notes Futures	Put	07/24/20	$108.88	292		584	—
2 Year U.S. Treasury Notes Futures	Put	07/24/20	$110.00	317		634	—
5 Year U.S. Treasury Notes Futures	Put	07/24/20	$120.50	203		203	1,586
5 Year U.S. Treasury Notes Futures	Put	07/24/20	$121.25	492		492	3,844
10 Year U.S. Treasury Notes Futures	Put	07/24/20	$137.00	4		4	250
10 Year U.S. Treasury Notes Futures	Put	07/24/20	$138.50	5		5	1,328
10 Year U.S. Treasury Notes Futures	Put	07/24/20	$139.00	40		40	16,875
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$146.00	102		102	—
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$151.00	34		34	531
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$153.00	11		11	172
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$179.00	5		5	9,453

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
20 Year U.S. Treasury Bonds Futures	Put	08/21/20	$158.00	110		110	$6,875
Euro Futures	Put	07/02/20	1.13	4		500	2,850
Euro-Bobl	Put	08/21/20	127.00	100	EUR	100	562
Euro-BTP	Put	07/24/20	128.00	6	EUR	6	67
Euro-OAT	Put	07/24/20	159.00	37	EUR	37	416

Total Exchange Traded (cost $188,516)							$144,690

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Call	Goldman Sachs Bank USA	09/15/20	1.16	—	EUR	760	$2,841
Currency Option EUR vs USD	Call	Goldman Sachs Bank USA	01/29/21	1.16	—	EUR	767	10,036
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	07/30/20	5.35	—		950	21,535
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	08/07/20	5.47	—		920	66,342
Currency Option USD vs IDR	Put	Citigroup Global Markets, Inc.	08/10/20	15,085.00	—		920	34,465
Currency Option USD vs INR	Put	Morgan Stanley Capital Services LLC	08/11/20	75.65	—		960	6,245
Currency Option USD vs INR	Put	Goldman Sachs Bank USA	09/02/20	73.00	—		2,080	1,004
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	07/09/20	24.17	—		920	47,902
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	07/30/20	21.91	—		960	3,950
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	09/23/20	21.92	—		1,150	10,366
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	07/07/20	74.31	—		920	39,734

Total OTC Traded (cost $229,825)								$244,420

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#		Value
30- Year Interest Rate Swap, 02/26/51	Put	Goldman Sachs Bank USA	02/24/21	0.86%	6 Month GBP LIBOR(S)	0.86%	(S)	GBP	300	$9,156
30- Year Interest Rate Swap, 08/25/51	Put	Morgan Stanley Capital Services LLC	08/21/21	1.75%	3 Month LIBOR(Q)	1.75%	(Q)		600	13,522
30- Year Interest Rate Swap, 08/31/51	Put	Credit Suisse International	08/24/21	1.73%	3 Month LIBOR(Q)	1.73%	(Q)		700	16,445
30- Year Interest Rate Swap, 09/17/51	Put	Bank of America, N.A.	09/13/21	2.17%	3 Month LIBOR(Q)	2.18%	(S)		700	8,258
30- Year Interest Rate Swap, 12/23/51	Put	Morgan Stanley Capital Services LLC	12/19/21	2.30%	3 Month LIBOR(Q)	2.30%	(S)		500	6,434

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 12/23/51	Put	Deutsche Bank AG	12/19/21	2.30%	3 Month LIBOR(Q)	2.30%(S)	300	$3,861
6 Month x 30- Year Interest Rate Swap, 08/03/50	Put	Morgan Stanley Capital Services LLC	07/30/20	1.88%	3 Month LIBOR(Q)	1.88%(S)	1	4
6 Month x 30- Year Interest Rate Swap, 08/03/50	Put	Morgan Stanley Capital Services LLC	07/30/20	1.88%	3 Month LIBOR(Q)	1.88%(S)	4	13
6 Month x 30- Year Interest Rate Swap, 08/03/50	Put	Morgan Stanley Capital Services LLC	07/30/20	1.88%	3 Month LIBOR(Q)	1.88%(S)	2	7
CDX.NA.HY.34.V1, 06/20/25	Put	Bank of America, N.A.	07/15/20	$65.00	CDX.NA.HY.34.V1(Q)	5.00%(Q)	1,919	2
CDX.NA.HY.34.V1, 06/20/25	Put	BNP Paribas S.A.	08/19/20	$70.00	CDX.NA.HY.34.V1(Q)	5.00%(Q)	950	285
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	07/15/20	3.00%	CDX.NA.IG.34.V1(Q)	1.00%(Q)	20,280	1
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	08/19/20	3.00%	CDX.NA.IG.34.V1(Q)	1.00%(Q)	1,500	16

Total OTC Swaptions (cost $199,242)								$58,004

Total Options Purchased (cost $617,583)								$447,114

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Call	07/24/20	$125.25	20		20	$(11,250)
5 Year U.S. Treasury Notes Futures	Call	07/24/20	$125.50	22		22	(8,078)
10 Year Euro-Bund Futures	Call	07/24/20	176.00	8	EUR	8	(10,067)
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$138.50	12		12	(11,250)
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$139.00	47		47	(27,906)
10 Year U.S. Treasury Notes Futures	Call	07/24/20	$139.50	90		90	(32,344)
10 Year U.S. Treasury Notes Futures	Call	08/21/20	$139.50	18		18	(11,250)
20 Year U.S. Treasury Bonds Futures	Call	07/24/20	$178.00	5		5	(9,766)
20 Year U.S. Treasury Bonds Futures	Call	07/24/20	$179.00	30		30	(43,594)
20 Year U.S. Treasury Bonds Futures	Call	07/24/20	$180.00	46		46	(48,875)
20 Year U.S. Treasury Bonds Futures	Call	07/24/20	$181.00	29		29	(22,203)
20 Year U.S. Treasury Bonds Futures	Call	08/21/20	$180.00	7		7	(13,562)
20 Year U.S. Treasury Bonds Futures	Call	08/21/20	$186.00	5		5	(3,125)
Australian Dollar Currency	Call	07/02/20	65.00	4		4	(16,000)
Australian Dollar Currency	Call	07/02/20	66.00	5		5	(15,000)
Australian Dollar Currency	Call	07/02/20	66.50	4		4	(10,000)
Australian Dollar Currency	Call	07/02/20	70.00	4		4	(60)
Australian Dollar Currency	Call	08/07/20	70.00	8		8	(4,240)
British Pound Currency	Call	07/02/20	123.00	4		3	(2,625)
British Pound Currency	Call	07/02/20	123.50	2		1	(800)
British Pound Currency	Call	07/02/20	124.00	3		2	(619)
British Pound Currency	Call	07/02/20	127.00	7		4	(44)
Euro Futures	Call	07/02/20	1.13	2		250	(700)
Japanese Yen Currency	Call	07/02/20	93.00	4		5	(350)
5 Year U.S. Treasury Notes Futures	Put	07/24/20	$124.50	19		19	(445)
10 Year Euro-Bund Futures	Put	07/24/20	172.50	4	EUR	4	(270)
10 Year Euro-Bund Futures	Put	07/24/20	175.00	4	EUR	4	(1,393)

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Put	07/24/20	175.50	4	EUR	4	$(1,932)
10 Year Euro-Bund Futures	Put	08/21/20	175.00	5	EUR	5	(3,764)
10 Year U.S. Treasury Notes Futures	Put	07/02/20	$139.00	27		27	(4,219)
10 Year U.S. Treasury Notes Futures	Put	07/24/20	$138.00	45		45	(7,031)
10 Year U.S. Treasury Notes Futures	Put	07/24/20	$138.75	46		46	(15,094)
30 Year U.S. Treasury Bonds Futures	Put	07/02/20	$178.00	7		7	(2,844)
30 Year U.S. Treasury Bonds Futures	Put	07/02/20	$178.50	12		12	(7,500)
30 Year U.S. Treasury Bonds Futures	Put	07/02/20	$179.00	28		28	(24,937)
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$175.00	58		58	(26,281)
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$176.00	19		19	(13,063)
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$177.00	19		19	(18,703)
20 Year U.S. Treasury Bonds Futures	Put	07/24/20	$178.00	10		10	(13,906)
20 Year U.S. Treasury Bonds Futures	Put	08/21/20	$175.00	4		4	(4,438)
20 Year U.S. Treasury Bonds Futures	Put	08/21/20	$176.00	22		22	(31,281)
Australian Dollar Currency	Put	07/02/20	65.00	6		6	(30)
Australian Dollar Currency	Put	07/02/20	66.00	4		4	(20)
Australian Dollar Currency	Put	08/07/20	68.00	2		2	(1,220)
Australian Dollar Currency	Put	08/07/20	69.00	1		1	(980)
British Pound Currency	Put	07/02/20	121.00	1		1	(6)
British Pound Currency	Put	07/02/20	124.00	3		2	(675)
Euro Futures	Put	07/02/20	1.09	4		500	(25)

Total Exchange Traded (premiums received $522,830)							$(483,765)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs BRL	Call	Morgan Stanley Capital Services LLC	07/20/20	5.49	—		1,330	$(30,248)
Currency Option USD vs BRL	Call	Morgan Stanley Capital Services LLC	08/11/20	6.09	—		820	(6,836)
Currency Option USD vs BRL	Call	Morgan Stanley Capital Services LLC	09/18/20	5.57	—		1,330	(45,836)
Currency Option USD vs INR	Call	BNP Paribas S.A.	08/11/20	78.35	—		960	(1,404)
Currency Option USD vs INR	Call	Goldman Sachs Bank USA	09/02/20	77.00	—		2,080	(11,298)
Currency Option USD vs RUB	Call	JPMorgan Chase Bank, N.A.	08/05/20	79.40	—		910	(1,434)
Currency Option USD vs RUB	Call	Goldman Sachs Bank USA	08/21/20	73.80	—		1,370	(15,415)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	04/20/24	4.00%	—		800	(12)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/14/24	4.00%	—		200	—
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/20/35	3.00%	—	EUR	500	(443)
Currency Option EUR vs USD	Put	Goldman Sachs Bank USA	09/15/20	1.11	—	EUR	760	(5,026)

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs USD	Put	Goldman Sachs Bank USA	01/29/21	1.09	—	EUR	767	$(8,998)
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	07/24/20	5.51	—		800	(29,115)
Currency Option USD vs BRL	Put	Goldman Sachs Bank USA	07/30/20	5.19	—		1,900	—
Currency Option USD vs BRL	Put	Morgan Stanley Capital Services LLC	08/07/20	5.47	—		1,840	(64,721)
Currency Option USD vs IDR	Put	Goldman Sachs Bank USA	07/16/20	15,525.00	—		730	(49,146)
Currency Option USD vs IDR	Put	JPMorgan Chase Bank, N.A.	07/24/20	15,615.00	—		800	(57,602)
Currency Option USD vs IDR	Put	Citigroup Global Markets, Inc.	08/10/20	14,657.00	—		1,840	(29,193)
Currency Option USD vs INR	Put	JPMorgan Chase Bank, N.A.	07/16/20	77.21	—		730	(15,526)
Currency Option USD vs INR	Put	Goldman Sachs Bank USA	07/24/20	76.65	—		800	(11,690)
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	07/09/20	23.29	—		1,840	(37,675)
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	07/24/20	24.40	—		800	(50,214)
Currency Option USD vs MXN	Put	Goldman Sachs Bank USA	07/30/20	21.34	—		1,920	(2,872)
Currency Option USD vs MXN	Put	Morgan Stanley Capital Services LLC	09/23/20	21.22	—		2,300	(8,902)
Currency Option USD vs RUB	Put	JPMorgan Chase Bank, N.A.	07/07/20	71.94	—		1,840	(25,187)
Currency Option USD vs RUB	Put	Goldman Sachs Bank USA	07/24/20	73.10	—		800	(24,087)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.40	—		200	—
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.40	—		800	(2)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.46	—		500	(1)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.72	—		500	(4)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.79	—		500	(6)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.79	—		1,300	(15)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.87	—		700	(11)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$100.87	—		500	(8)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	08/06/20	$100.44	—		700	(651)
FNMA TBA 2.0%	Put	JPMorgan Chase Bank, N.A.	08/06/20	$100.64	—		500	(596)
FNMA TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$102.50	—		600	(2)
FNMA TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$102.50	—		700	(2)
FNMA TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$102.53	—		200	(1)
FNMA TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	07/07/20	$102.53	—		500	(2)
FNMA TBA 2.5%	Put	Goldman Sachs International	08/06/20	$102.06	—		1,600	(667)
FNMA TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	08/06/20	$102.09	—		200	(89)
FNMA TBA 2.5%	Put	Goldman Sachs International	08/06/20	$102.13	—		700	(330)
FNMA TBA 2.5%	Put	Goldman Sachs International	08/06/20	$102.13	—		300	(141)
FNMA TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	08/06/20	$102.56	—		200	(172)
FNMA TBA 2.5%	Put	JPMorgan Chase Bank, N.A.	08/06/20	$102.56	—		400	(344)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	JPMorgan Chase Bank, N.A.	09/30/20	0.00%	—		1,000	—
Interest Rate Floor Option, 1 Month LIBOR (1-Year Term)	Put	Morgan Stanley Capital Services LLC	10/05/22	0.00%	—		3,500	(1,187)

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Interest Rate Floor Option, 1 Month LIBOR (1-Year Term)	Put	Morgan Stanley Capital Services LLC	10/06/22	0.00%	—	2,000	$(678)

Total OTC Traded (premiums received $564,291)							$(537,789)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#		Value
1- Year Interest Rate Swap, 08/10/21	Call	Goldman Sachs Bank USA	08/04/20	1.45%	3 Month LIBOR(Q)	1.45%	(S)		7,600	$(91,388)
1- Year Interest Rate Swap, 08/13/21	Call	Goldman Sachs Bank USA	08/09/20	1.45%	3 Month LIBOR(Q)	1.45%	(S)		7,500	(90,300)
30- Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/22/20	0.00%	6 Month EURIBOR(S)	0.00%	(A)	EUR	100	(2,710)
30- Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/22/20	0.00%	6 Month EURIBOR(S)	0.00%	(A)	EUR	550	(14,907)
30- Year Interest Rate Swap, 08/25/50	Call	Morgan Stanley Capital Services LLC	08/22/20	0.00%	6 Month EURIBOR(S)	0.00%	(A)	EUR	100	(2,710)
30- Year Interest Rate Swap, 08/26/50	Call	Morgan Stanley Capital Services LLC	08/22/20	0.00%	6 Month EURIBOR(S)	0.00%	(A)	EUR	550	(14,907)
30- Year Interest Rate Swap, 08/27/50	Call	JPMorgan Chase Bank, N.A.	08/23/20	0.00%	6 Month EURIBOR(S)	0.00%	(A)	EUR	100	(2,744)
30- Year Interest Rate Swap, 08/27/50	Call	JPMorgan Chase Bank, N.A.	08/23/20	0.00%	6 Month EURIBOR(S)	0.00%	(A)	EUR	500	(13,720)
30- Year Interest Rate Swap, 08/31/50	Call	Goldman Sachs Bank USA	08/25/20	0.00%	6 Month EURIBOR(S)	0.00%	(A)	EUR	300	(8,425)

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30-Year Interest Rate Swap, 08/31/50	Call	Goldman Sachs Bank USA	08/25/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	800	$(22,466)
30-Year Interest Rate Swap, 09/01/50	Call	Goldman Sachs Bank USA	08/26/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	400	(11,353)
CDX.NA.HY.34.V1, 06/20/25	Call	Bank of America, N.A.	08/19/20	$104.00	CDX.NA.HY.34.V1(Q)	5.00%(Q)		100	(178)
CDX.NA.HY.34.V1, 06/20/25	Call	BNP Paribas S.A.	08/19/20	$105.00	CDX.NA.HY.34.V1(Q)	5.00%(Q)		100	(141)
CDX.NA.IG.34.V1, 06/20/25	Call	BNP Paribas S.A.	07/15/20	0.75%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		4,800	(8,095)
CDX.NA.IG.34.V1, 06/20/25	Call	Goldman Sachs International	08/19/20	0.60%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		300	(158)
CDX.NA.IG.34.V1, 06/20/25	Call	Goldman Sachs International	08/19/20	0.60%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		900	(473)
CDX.NA.IG.34.V1, 06/20/25	Call	BNP Paribas S.A.	08/19/20	0.60%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		400	(210)
CDX.NA.IG.34.V1, 06/20/25	Call	BNP Paribas S.A.	08/19/20	0.60%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		600	(315)
CDX.NA.IG.34.V1, 06/20/25	Call	Bank of America, N.A.	08/19/20	0.60%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		300	(158)
CDX.NA.IG.34.V1, 06/20/25	Call	Bank of America, N.A.	08/19/20	0.60%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		1,000	(525)
CDX.NA.IG.34.V1, 06/20/25	Call	BNP Paribas S.A.	08/19/20	0.63%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		300	(228)
CDX.NA.IG.34.V1, 06/20/25	Call	BNP Paribas S.A.	08/19/20	0.63%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		900	(685)
CDX.NA.IG.34.V1, 06/20/25	Call	Credit Suisse International	08/20/20	0.65%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		2,400	(2,545)
CDX.NA.IG.34.V1, 06/20/25	Call	Bank of America, N.A.	09/16/20	0.55%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		300	(146)
CDX.NA.IG.34.V1, 06/20/25	Call	Bank of America, N.A.	09/16/20	0.55%	CDX.NA.IG.34.V1(Q)	1.00%(Q)		1,000	(487)
iTraxx.33.V1, 06/20/25	Call	Deutsche Bank AG	08/19/20	0.55%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	500	(439)
iTraxx.33.V1, 06/20/25	Call	Deutsche Bank AG	08/19/20	0.55%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	800	(702)
iTraxx.33.V1, 06/20/25	Call	Bank of America, N.A.	09/16/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	300	(134)
iTraxx.33.V1, 06/20/25	Call	Bank of America, N.A.	09/16/20	0.48%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	800	(356)

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.33.V1, 06/20/25	Call	Bank of America, N.A.	09/16/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	200	$(135)
iTraxx.33.V1, 06/20/25	Call	BNP Paribas S.A.	09/16/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	600	(404)
iTraxx.33.V1, 06/20/25	Call	BNP Paribas S.A.	09/16/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	700	(471)
iTraxx.33.V1, 06/20/25	Call	Goldman Sachs International	09/16/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	800	(539)
iTraxx.33.V1, 06/20/25	Call	Goldman Sachs International	09/16/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	700	(471)
iTraxx.33.V1, 06/20/25	Call	Deutsche Bank AG	10/21/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	500	(520)
iTraxx.33.V1, 06/20/25	Call	Deutsche Bank AG	10/21/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	600	(624)
iTraxx.33.V1, 06/20/25	Call	JPMorgan Chase Bank, N.A.	10/21/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	400	(416)
iTraxx.33.V1, 06/20/25	Call	JPMorgan Chase Bank, N.A.	10/21/20	0.50%	iTraxx.33.V1(Q)	1.00%(Q)	EUR	700	(729)
3- Year Interest Rate Swap, 08/25/24	Put	Morgan Stanley Capital Services LLC	08/21/21	1.45%	1.45%(Q)	3 Month LIBOR(Q)		5,000	(908)
3- Year Interest Rate Swap, 08/31/24	Put	Credit Suisse International	08/24/21	1.40%	1.40%(Q)	3 Month LIBOR(Q)		5,800	(1,220)
3- Year Interest Rate Swap, 09/17/24	Put	Bank of America, N.A.	09/13/21	1.88%	1.88%(S)	3 Month LIBOR(Q)		5,800	(494)
3- Year Interest Rate Swap, 12/23/24	Put	Morgan Stanley Capital Services LLC	12/19/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		4,300	(612)
3- Year Interest Rate Swap, 12/23/24	Put	Deutsche Bank AG	12/19/21	2.02%	2.02%(S)	3 Month LIBOR(Q)		2,600	(370)
10- Year Interest Rate Swap, 02/26/31	Put	Goldman Sachs Bank USA	02/24/21	0.78%	0.78%(S)	6 Month GBP LIBOR(S)	GBP	850	(6,209)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
6 Month x 5-Year Interest Rate Swap, 08/03/25	Put	Morgan Stanley Capital Services LLC	07/30/20	1.55%	1.55%(S)	3 Month LIBOR(Q)	7	$—
6 Month x 5-Year Interest Rate Swap, 08/03/25	Put	Morgan Stanley Capital Services LLC	07/30/20	1.55%	1.55%(S)	3 Month LIBOR(Q)	21	—
6 Month x 5-Year Interest Rate Swap, 08/03/25	Put	Morgan Stanley Capital Services LLC	07/30/20	1.55%	1.55%(S)	3 Month LIBOR(Q)	12	—
CDX.NA.HY.34.V1, 06/20/25	Put	Bank of America, N.A.	08/17/20	$93.00	5.00%(Q)	CDX.NA.HY.34.V1(Q)	100	(1,160)
CDX.NA.HY.34.V1, 06/20/25	Put	BNP Paribas S.A.	08/19/20	$92.00	5.00%(Q)	CDX.NA.HY.34.V1(Q)	100	(1,012)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	03/15/21	2.50%	1.00%(Q)	CDX.NA.IG.33.V1(Q)	1,000	(2,209)
CDX.NA.IG.34.V1, 06/20/25	Put	Credit Suisse International	08/19/20	0.55%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	400	(4,902)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	08/19/20	1.10%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	800	(1,017)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	08/19/20	1.10%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	600	(763)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	08/19/20	1.10%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	300	(381)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	08/19/20	1.10%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	1,000	(1,271)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	08/19/20	1.10%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	300	(381)
CDX.NA.IG.34.V1, 06/20/25	Put	Goldman Sachs International	08/19/20	1.10%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	900	(1,144)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	08/19/20	1.15%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	400	(439)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	08/19/20	1.15%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	800	(879)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	08/19/20	1.20%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	300	(287)
CDX.NA.IG.34.V1, 06/20/25	Put	BNP Paribas S.A.	08/19/20	1.20%	1.00%(Q)	CDX.NA.IG.34.V1(Q)	900	(862)

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	09/14/20	1.10%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		300	$(659)
CDX.NA.IG.34.V1, 06/20/25	Put	Bank of America, N.A.	09/16/20	1.10%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		1,000	(2,197)
CDX.NA.IG.34.V1, 06/20/25	Put	Credit Suisse International	09/16/20	1.20%	1.00%(Q)	CDX.NA.IG.34.V1(Q)		400	(704)
iTraxx.32.V1, 12/20/24	Put	Goldman Sachs International	03/15/21	2.50%	1.00%(Q)	iTraxx.32.V1(Q)	EUR	800	(1,230)
iTraxx.33.V1, 06/20/25	Put	Deutsche Bank AG	08/19/20	1.00%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	500	(568)
iTraxx.33.V1, 06/20/25	Put	Deutsche Bank AG	08/19/20	1.00%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	800	(909)
iTraxx.33.V1, 06/20/25	Put	Bank of America, N.A.	09/16/20	1.00%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	300	(619)
iTraxx.33.V1, 06/20/25	Put	Bank of America, N.A.	09/16/20	1.00%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	800	(1,650)
iTraxx.33.V1, 06/20/25	Put	BNP Paribas S.A.	09/16/20	1.10%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	600	(953)
iTraxx.33.V1, 06/20/25	Put	BNP Paribas S.A.	09/16/20	1.10%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	700	(1,111)
iTraxx.33.V1, 06/20/25	Put	Bank of America, N.A.	09/16/20	1.10%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	200	(318)
iTraxx.33.V1, 06/20/25	Put	Goldman Sachs International	09/16/20	1.10%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	800	(1,270)
iTraxx.33.V1, 06/20/25	Put	Goldman Sachs International	09/16/20	1.10%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	700	(1,111)
iTraxx.33.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	10/19/20	1.20%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	400	(858)
iTraxx.33.V1, 06/20/25	Put	JPMorgan Chase Bank, N.A.	10/21/20	1.20%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	700	(1,502)
iTraxx.33.V1, 06/20/25	Put	Deutsche Bank AG	10/21/20	1.20%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	500	(1,073)
iTraxx.33.V1, 06/20/25	Put	Deutsche Bank AG	10/21/20	1.20%	1.00%(Q)	iTraxx.33.V1(Q)	EUR	600	(1,287)

Total OTC Swaptions (premiums received $381,180)									$(340,453)

Total Options Written (premiums received $1,468,301)									$(1,362,007)

Financial Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
78	90 Day Euro Dollar	Dec. 2020	$19,443,450	$213,797

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (continued):
676	2 Year U.S. Treasury Notes	Sep. 2020	$149,279,813	$42,692
50	3 Year Australian Treasury Bonds	Sep. 2020	4,039,148	1,612
94	5 Year Euro-Bobl	Sep. 2020	14,255,103	64,856
1,040	5 Year U.S. Treasury Notes	Sep. 2020	130,771,878	363,298
56	10 Year Australian Treasury Bonds	Sep. 2020	5,750,016	61,354
85	10 Year Canadian Government Bonds	Sep. 2020	9,630,745	84,331
59	10 Year Euro-Bund	Sep. 2020	11,700,893	58,557
42	10 Year Japanese Bonds	Sep. 2020	59,105,348	17,760
45	10 Year U.K. Gilt	Sep. 2020	7,674,738	33,481
830	10 Year U.S. Treasury Notes	Sep. 2020	115,512,660	262,337
222	20 Year U.S. Treasury Bonds	Sep. 2020	39,640,875	492,795
5	30 Year Euro Buxl	Sep. 2020	1,235,625	21,343
85	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	18,543,281	147,832
26	Amsterdam Index	Jul. 2020	3,269,003	6,327
58	Australian Dollar Currency	Sep. 2020	4,002,000	(28,159)
24	British Pound Currency	Sep. 2020	1,859,550	(47,295)
19	Canadian Dollar Currency	Sep. 2020	1,398,780	(11,739)
42	Euro STOXX 50 Index	Sep. 2020	1,520,837	13,149
97	Euro-BTP Italian Government Bond	Sep. 2020	15,679,970	365,019
87	Euro-OAT	Sep. 2020	16,386,865	247,217
22	Hang Seng China Enterprises Index	Jul. 2020	3,441,288	(45,114)
76	IBEX 35 Index	Jul. 2020	6,156,160	(117,319)
12	Japanese Yen Currency	Sep. 2020	1,390,650	(5,837)
138	Mexican Peso	Sep. 2020	2,972,520	(89,152)
1,549	Mini MSCI EAFE Index	Sep. 2020	137,737,080	(1,763,287)
419	Mini MSCI Emerging Markets Index	Sep. 2020	20,650,415	421,099
122	NASDAQ 100 E-Mini Index	Sep. 2020	24,759,290	1,254,658
899	S&P 500 E-Mini Index	Sep. 2020	138,904,490	1,255,150
3	S&P/TSX 60 Index	Sep. 2020	410,357	6,471
56	TOPIX Index	Sep. 2020	8,082,982	(329,448)

				2,997,785

Short Positions:
47	90 Day Euro Dollar	Sep. 2020	11,718,863	(3,244)
10	90 Day Euro Dollar	Mar. 2021	2,495,000	(3,708)
256	90 Day Euro Dollar	Jun. 2021	63,884,800	(774,688)
13	3 Year Australian Treasury Bonds	Sep. 2020	1,050,178	(464)
89	5 Year U.S. Treasury Notes	Sep. 2020	11,191,055	(41,717)
7	10 Year Australian Treasury Bonds	Sep. 2020	718,752	(11,554)
6	10 Year Canadian Government Bonds	Sep. 2020	679,817	(811)
404	10 Year Euro-Bund	Sep. 2020	80,121,369	(641,785)
110	10 Year U.K. Gilt	Sep. 2020	18,760,470	(38,486)
569	10 Year U.S. Treasury Notes	Sep. 2020	79,188,800	(289,655)
83	10 Year U.S. Ultra Treasury Notes	Sep. 2020	13,071,204	(51,119)
49	20 Year U.S. Treasury Bonds	Sep. 2020	8,749,563	(19,975)
16	30 Year Euro Buxl	Sep. 2020	3,954,001	(161,779)
7	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	1,527,094	9,699
9	ASX SPI 200 Index	Sep. 2020	914,866	(919)
105	CAC40 10 Euro	Jul. 2020	5,796,333	(3,898)
8	DAX Index	Sep. 2020	2,769,540	(13,387)
522	Euro Schatz Index	Sep. 2020	65,766,409	(37,804)
15	Euro STOXX 50 Index	Sep. 2020	543,156	(15,910)
33	Euro-BTP Italian Government Bond	Sep. 2020	5,334,423	(110,529)
1	Euro-OAT	Sep. 2020	188,355	(2,540)
31	FTSE 100 Index	Sep. 2020	2,361,384	12,668
35	FTSE/MIB Index	Sep. 2020	3,792,459	20,620
4	Mini MSCI Emerging Markets Index	Sep. 2020	197,140	(5,297)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (continued):
92	OMXS30 Index	Jul. 2020	$1,645,114	$(32,030)
41	Russian Ruble Currency	Sep. 2020	1,426,800	52,685
85	S&P 500 E-Mini Index	Sep. 2020	13,133,350	(212,355)
59	Short Euro-BTP	Sep. 2020	7,416,134	(32,138)
11	TOPIX Index	Sep. 2020	1,587,729	62,143
3	Yen Denominated Nikkei 225 Index	Sep. 2020	309,586	2,246

				(2,345,731)

				$652,054

Commodity Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
91	Brent Crude	Sep. 2020	$3,755,570	$419,792
28	Coffee ’C’	Sep. 2020	1,060,500	17,136
8	Coffee ’C’	Dec. 2020	310,350	(27,509)
48	Copper	Sep. 2020	3,274,200	143,863
14	Copper	Dec. 2020	959,875	114,109
179	Corn	Sep. 2020	3,056,425	61,795
27	Cotton No. 2	Dec. 2020	821,880	9,057
22	Gasoline RBOB	Sep. 2020	1,097,158	(9,121)
148	Gold 100 OZ	Aug. 2020	26,647,400	888,316
38	Hard Red Winter Wheat	Sep. 2020	835,525	(47,781)
27	Lean Hogs	Aug. 2020	529,470	(81,119)
14	Lean Hogs	Oct. 2020	276,360	(22,336)
25	Live Cattle	Aug. 2020	962,750	(27,964)
10	Live Cattle	Oct. 2020	398,900	(7,065)
5	LME Copper	Sep. 2020	752,375	54,370
21	LME Nickel	Jul. 2020	1,608,012	97,154
21	LME Nickel	Sep. 2020	1,612,926	(16,117)
3	LME Nickel	Dec. 2020	231,368	6,836
51	LME PRI Aluminum	Jul. 2020	2,032,031	112,233
53	LME PRI Aluminum	Sep. 2020	2,141,200	11,513
7	LME PRI Aluminum	Dec. 2020	286,956	15,194
34	LME Zinc	Jul. 2020	1,732,513	80,773
35	LME Zinc	Sep. 2020	1,790,250	16,470
4	LME Zinc	Dec. 2020	205,600	10,456
6	Low Sulphur Gas Oil	Aug. 2020	213,150	(7,063)
25	Low Sulphur Gas Oil	Sep. 2020	897,500	17,743
265	Natural Gas	Sep. 2020	4,740,850	(554,111)
57	No. 2 Soft Red Winter Wheat	Sep. 2020	1,401,488	(59,978)
7	No. 2 Soft Red Winter Wheat	Dec. 2020	174,650	(14,667)
3	NY Harbor ULSD	Aug. 2020	149,499	10,021
16	NY Harbor ULSD	Sep. 2020	808,819	10,199
32	Silver	Sep. 2020	2,981,920	105,732
71	Soybean	Nov. 2020	3,131,988	16,387
65	Soybean Meal	Dec. 2020	1,923,350	(15,411)
72	Soybean Oil	Dec. 2020	1,244,592	(4,636)
10	Soybean Oil	Jan. 2021	174,060	2,663
129	Sugar #11 (World)	Oct. 2020	1,727,981	(15,101)
108	WTI Crude	Sep. 2020	4,248,720	646,722

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Commodity Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (continued):
10	WTI Crude	Dec. 2021	$408,300	$(1,437)

				1,957,118

Short Positions:
2	Euro Currency	Sep. 2020	281,338	(455)
7	LME Copper	Sep. 2020	1,053,325	(104,104)
21	LME Nickel	Jul. 2020	1,608,012	14,216
51	LME PRI Aluminum	Jul. 2020	2,032,031	(7,743)
2	LME PRI Aluminum	Sep. 2020	80,800	(4,069)
34	LME Zinc	Jul. 2020	1,732,513	(16,008)

				(118,163)

				$1,838,955

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/20	BNP Paribas S.A.	AUD	522	$359,527	$360,236	$709	$—
Expiring 07/02/20	HSBC Bank USA, N.A.	AUD	722	496,843	498,258	1,415	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	AUD	613	424,564	423,036	—	(1,528)
Expiring 07/02/20	Standard Chartered Bank, London	AUD	3,188	2,193,258	2,200,066	6,808	—
Expiring 07/16/20	Citibank, N.A.	AUD	378	249,054	260,883	11,829	—
Expiring 07/16/20	Citibank, N.A.	AUD	106	66,765	73,158	6,393	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	AUD	749	512,028	516,936	4,908	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	AUD	253	176,308	174,793	—	(1,515)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	AUD	97	66,510	66,946	436	—
Expiring 09/16/20	Barclays Bank PLC	AUD	73,601	49,548,676	50,805,088	1,256,412	—
Expiring 09/16/20	Barclays Bank PLC	AUD	2,942	1,982,328	2,030,941	48,613	—
Expiring 09/16/20	Barclays Bank PLC	AUD	2,541	1,748,079	1,753,721	5,642	—
Expiring 09/16/20	Citibank, N.A.	AUD	4,319	2,995,648	2,981,322	—	(14,326)
Expiring 09/16/20	Citibank, N.A.	AUD	2,462	1,707,943	1,699,471	—	(8,472)
Expiring 09/16/20	Citibank, N.A.	AUD	2,224	1,530,332	1,535,184	4,852	—
Expiring 09/16/20	Citibank, N.A.	AUD	1,579	1,104,131	1,089,953	—	(14,178)
Expiring 09/16/20	Citibank, N.A.	AUD	801	550,491	552,914	2,423	—
Expiring 09/16/20	Citibank, N.A.	AUD	688	457,026	474,913	17,887	—
Expiring 09/16/20	Citibank, N.A.	AUD	500	339,407	345,140	5,733	—
Expiring 09/16/20	Citibank, N.A.	AUD	33	22,084	22,952	868	—
Expiring 09/16/20	Citibank, N.A.	AUD	33	22,029	22,952	923	—
Expiring 09/16/20	Citibank, N.A.	AUD	33	22,060	22,952	892	—
Expiring 09/16/20	Citibank, N.A.	AUD	33	23,082	22,952	—	(130)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	13,899	9,536,256	9,594,076	57,820	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	5,658	3,766,491	3,905,517	139,026	—
Brazilian Real,
Expiring 07/02/20	BNP Paribas S.A.	BRL	974	187,218	179,092	—	(8,126)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	BRL	5,782	1,056,556	1,062,461	5,905	—
Expiring 07/16/20	Citibank, N.A.	BRL	12,773	2,431,917	2,346,881	—	(85,036)
Expiring 07/16/20	Citibank, N.A.	BRL	4,068	825,175	747,397	—	(77,778)
Expiring 07/16/20	Citibank, N.A.	BRL	3,137	577,185	576,402	—	(783)
Expiring 07/16/20	Citibank, N.A.	BRL	3,044	531,726	559,279	27,553	—
Expiring 07/16/20	Goldman Sachs International	BRL	5,360	1,011,416	984,863	—	(26,553)
Expiring 07/16/20	Goldman Sachs International	BRL	2,646	462,070	486,184	24,114	—
Expiring 07/16/20	Goldman Sachs International	BRL	1,290	243,419	237,028	—	(6,391)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Brazilian Real (continued),
Expiring 07/16/20	Goldman Sachs International	BRL	1,201	$221,709	$220,675	$—	$(1,034)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	BRL	8,450	1,598,290	1,552,629	—	(45,661)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	BRL	2,750	537,492	505,239	—	(32,253)
Expiring 07/22/20	Goldman Sachs International	BRL	2,081	388,897	382,167	—	(6,730)
Expiring 08/03/20	Goldman Sachs International	BRL	1,111	207,810	203,977	—	(3,833)
Expiring 09/22/20	Morgan Stanley & Co. International PLC	BRL	1,990	371,111	364,708	—	(6,403)
British Pound,
Expiring 07/16/20	BNP Paribas S.A.	GBP	182	226,875	225,539	—	(1,336)
Expiring 07/16/20	Citibank, N.A.	GBP	431	527,852	534,108	6,256	—
Expiring 07/16/20	Citibank, N.A.	GBP	99	123,359	122,684	—	(675)
Expiring 07/16/20	Goldman Sachs International	GBP	1,250	1,586,806	1,549,036	—	(37,770)
Expiring 09/16/20	Barclays Bank PLC	GBP	4,567	5,738,554	5,661,654	—	(76,900)
Expiring 09/16/20	Barclays Bank PLC	GBP	1,688	2,096,683	2,091,977	—	(4,706)
Expiring 09/16/20	Citibank, N.A.	GBP	3,377	4,271,789	4,186,338	—	(85,451)
Expiring 09/16/20	Citibank, N.A.	GBP	1,596	2,030,487	1,978,501	—	(51,986)
Expiring 09/16/20	Citibank, N.A.	GBP	63	80,185	78,564	—	(1,621)
Expiring 09/16/20	Citibank, N.A.	GBP	63	79,489	78,564	—	(925)
Expiring 09/16/20	Citibank, N.A.	GBP	63	78,620	78,564	—	(56)
Expiring 09/16/20	Citibank, N.A.	GBP	42	52,415	52,678	263	—
Expiring 09/16/20	Citibank, N.A.	GBP	21	25,719	25,884	165	—
Expiring 09/16/20	Citibank, N.A.	GBP	17	21,363	21,071	—	(292)
Expiring 09/16/20	Citibank, N.A.	GBP	16	19,521	19,754	233	—
Expiring 09/16/20	Citibank, N.A.	GBP	16	19,083	19,301	218	—
Expiring 09/16/20	Citibank, N.A.	GBP	16	19,555	19,754	199	—
Expiring 09/16/20	Citibank, N.A.	GBP	16	19,522	19,755	233	—
Expiring 09/16/20	Citibank, N.A.	GBP	16	19,625	19,301	—	(324)
Expiring 09/16/20	Citibank, N.A.	GBP	16	19,728	19,300	—	(428)
Expiring 09/16/20	Citibank, N.A.	GBP	16	20,132	19,754	—	(378)
Expiring 09/16/20	Citibank, N.A.	GBP	16	20,166	19,755	—	(411)
Expiring 09/16/20	Citibank, N.A.	GBP	16	20,166	19,754	—	(412)
Expiring 09/16/20	Citibank, N.A.	GBP	16	20,000	19,754	—	(246)
Expiring 09/16/20	Citibank, N.A.	GBP	16	19,541	19,300	—	(241)
Expiring 09/16/20	Citibank, N.A.	GBP	15	18,687	18,438	—	(249)
Expiring 09/16/20	Citibank, N.A.	GBP	13	16,732	16,462	—	(270)
Expiring 09/16/20	Citibank, N.A.	GBP	13	16,694	16,462	—	(232)
Expiring 09/16/20	Citibank, N.A.	GBP	11	13,359	13,170	—	(189)
Expiring 09/16/20	Citibank, N.A.	GBP	11	13,371	13,169	—	(202)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	3,417	4,302,075	4,236,227	—	(65,848)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	644	797,312	797,918	606	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	521	640,553	645,453	4,900	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	171	211,105	212,012	907	—
Expiring 09/16/20	UBS AG	GBP	63	313,625	309,915	—	(3,710)
Expiring 09/17/20	Barclays Bank PLC	GBP	100	125,636	123,861	—	(1,775)
Expiring 09/17/20	BNP Paribas S.A.	GBP	203	255,609	251,992	—	(3,617)
Expiring 09/17/20	UBS AG	GBP	747	938,805	925,504	—	(13,301)
Canadian Dollar,
Expiring 07/02/20	BNP Paribas S.A.	CAD	283	209,919	208,458	—	(1,461)
Expiring 07/02/20	Goldman Sachs International	CAD	243	178,996	178,993	—	(3)
Expiring 07/16/20	BNP Paribas S.A.	CAD	1,390	1,001,589	1,023,914	22,325	—
Expiring 07/16/20	BNP Paribas S.A.	CAD	770	565,377	567,204	1,827	—
Expiring 07/16/20	BNP Paribas S.A.	CAD	111	79,809	81,766	1,957	—
Expiring 07/16/20	BNP Paribas S.A.	CAD	70	50,176	51,564	1,388	—
Expiring 07/16/20	Morgan Stanley & Co. International PLC	CAD	24	17,232	17,894	662	—
Expiring 09/16/20	Barclays Bank PLC	CAD	8,251	6,097,408	6,078,830	—	(18,578)
Expiring 09/16/20	Barclays Bank PLC	CAD	6,980	5,198,788	5,142,535	—	(56,253)

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Canadian Dollar (continued),
Expiring 09/16/20	Barclays Bank PLC	CAD	1,225	$905,650	$902,586	$—	$(3,064)
Expiring 09/16/20	Barclays Bank PLC	CAD	215	158,368	158,165	—	(203)
Expiring 09/16/20	Citibank, N.A.	CAD	1,402	1,035,659	1,032,863	—	(2,796)
Expiring 09/16/20	Citibank, N.A.	CAD	1,106	818,593	814,797	—	(3,796)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	1,198	882,761	882,602	—	(159)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	476	350,062	350,687	625	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	467	344,839	344,268	—	(571)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	307	227,563	226,254	—	(1,309)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	108	79,623	79,602	—	(21)
Expiring 09/16/20	UBS AG	CAD	7,000	5,718,346	5,672,640	—	(45,706)
Expiring 10/16/20	BNP Paribas S.A.	CAD	1,080	789,064	795,695	6,631	—
Expiring 10/16/20	BNP Paribas S.A.	CAD	400	292,246	294,702	2,456	—
Chinese Renminbi,
Expiring 07/16/20	BNP Paribas S.A.	CNH	630	88,829	89,026	197	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	CNH	27,992	3,965,210	3,955,555	—	(9,655)
Expiring 09/16/20	Citibank, N.A.	CNH	3,329	467,565	468,826	1,261	—
Expiring 09/16/20	Citibank, N.A.	CNH	1,189	165,484	167,448	1,964	—
Expiring 09/16/20	Goldman Sachs International	CNH	1,321	185,601	186,037	436	—
Colombian Peso,
Expiring 09/17/20	BNP Paribas S.A.	COP	25,165	6,701	6,653	—	(48)
Danish Krone,
Expiring 07/01/20	Citibank, N.A.	DKK	9,301	1,397,966	1,402,422	4,456	—
Expiring 07/01/20	Citibank, N.A.	DKK	5,463	831,071	823,638	—	(7,433)
Expiring 07/01/20	Citibank, N.A.	DKK	2,855	418,644	430,464	11,820	—
Expiring 07/01/20	JPMorgan Chase Bank, N.A.	DKK	5,778	875,084	871,190	—	(3,894)
Expiring 07/01/20	Morgan Stanley & Co. International PLC	DKK	9,795	1,476,467	1,476,916	449	—
Expiring 07/01/20	Morgan Stanley & Co. International PLC	DKK	6,145	930,496	926,502	—	(3,994)
Expiring 07/01/20	Morgan Stanley & Co. International PLC	DKK	5,367	807,363	809,163	1,800	—
Euro,
Expiring 07/02/20	BNP Paribas S.A.	EUR	1,048	1,174,545	1,177,476	2,931	—
Expiring 07/02/20	BNP Paribas S.A.	EUR	983	1,110,830	1,104,445	—	(6,385)
Expiring 07/02/20	BNP Paribas S.A.	EUR	295	334,101	331,446	—	(2,655)
Expiring 07/02/20	BNP Paribas S.A.	EUR	90	102,177	101,119	—	(1,058)
Expiring 07/02/20	Citibank, N.A.	EUR	409	461,131	459,530	—	(1,601)
Expiring 07/02/20	Citibank, N.A.	EUR	193	218,695	216,844	—	(1,851)
Expiring 07/02/20	Citibank, N.A.	EUR	143	161,264	160,667	—	(597)
Expiring 07/02/20	HSBC Bank USA, N.A.	EUR	561	631,187	630,309	—	(878)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	140	158,208	157,296	—	(912)
Expiring 07/16/20	BNP Paribas S.A.	EUR	4,750	5,371,328	5,338,489	—	(32,839)
Expiring 07/16/20	BNP Paribas S.A.	EUR	1,390	1,561,526	1,562,210	684	—
Expiring 07/16/20	BNP Paribas S.A.	EUR	1,360	1,525,648	1,528,494	2,846	—
Expiring 07/16/20	BNP Paribas S.A.	EUR	560	636,651	629,380	—	(7,271)
Expiring 07/16/20	BNP Paribas S.A.	EUR	432	491,184	485,522	—	(5,662)
Expiring 07/16/20	Citibank, N.A.	EUR	1,880	2,133,487	2,112,918	—	(20,569)
Expiring 07/16/20	Citibank, N.A.	EUR	277	302,044	311,318	9,274	—
Expiring 07/16/20	Citibank, N.A.	EUR	90	97,818	101,150	3,332	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	EUR	378	414,775	424,831	10,056	—
Expiring 09/16/20	Barclays Bank PLC	EUR	50,494	56,304,697	56,826,948	522,251	—
Expiring 09/16/20	Barclays Bank PLC	EUR	2,716	3,092,692	3,056,845	—	(35,847)
Expiring 09/16/20	Barclays Bank PLC	EUR	2,327	2,617,482	2,618,961	1,479	—
Expiring 09/16/20	Barclays Bank PLC	EUR	1,871	2,111,896	2,105,375	—	(6,521)
Expiring 09/16/20	Barclays Bank PLC	EUR	1,850	2,094,412	2,081,995	—	(12,417)
Expiring 09/16/20	Barclays Bank PLC	EUR	1,704	1,930,546	1,917,635	—	(12,911)
Expiring 09/16/20	Barclays Bank PLC	EUR	918	1,037,750	1,032,931	—	(4,819)
Expiring 09/16/20	Barclays Bank PLC	EUR	385	437,322	432,931	—	(4,391)

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro (continued),
Expiring 09/16/20	Barclays Bank PLC	EUR	44	$48,816	$49,290	$474	$—
Expiring 09/16/20	Barclays Bank PLC	EUR	18	20,395	20,366	—	(29)
Expiring 09/16/20	Citibank, N.A.	EUR	1,741	1,977,302	1,959,375	—	(17,927)
Expiring 09/16/20	Citibank, N.A.	EUR	971	1,086,793	1,092,793	6,000	—
Expiring 09/16/20	Citibank, N.A.	EUR	154	173,131	173,316	185	—
Expiring 09/16/20	Citibank, N.A.	EUR	47	53,050	52,895	—	(155)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	1,868	2,094,394	2,101,956	7,562	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	1,620	1,815,520	1,823,248	7,728	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	1,611	1,814,085	1,813,529	—	(556)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	1,585	1,783,617	1,784,098	481	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	763	866,686	859,258	—	(7,428)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	681	766,124	766,958	834	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	293	329,805	329,494	—	(311)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	149	167,926	168,139	213	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	EUR	79	88,870	89,265	395	—
Expiring 09/17/20	UBS AG	EUR	40	45,158	45,152	—	(6)
Expiring 06/28/21	Morgan Stanley & Co. International PLC	EUR	15	19,178	16,997	—	(2,181)
Hong Kong Dollar,
Expiring 09/03/20	Barclays Bank PLC	HKD	10,846	1,383,000	1,398,899	15,899	—
Hungarian Forint,
Expiring 07/08/20	Morgan Stanley & Co. International PLC	HUF	2,214	6,702	7,023	321	—
Indian Rupee,
Expiring 07/15/20	Barclays Bank PLC	INR	41,542	530,688	548,927	18,239	—
Expiring 07/15/20	Barclays Bank PLC	INR	8,653	114,458	114,339	—	(119)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	INR	32,937	420,651	435,184	14,533	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	INR	32,194	422,493	425,366	2,873	—
Indonesian Rupiah,
Expiring 07/15/20	Barclays Bank PLC	IDR	14,712,289	991,261	1,011,081	19,820	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	IDR	38,710,389	2,430,969	2,659,706	228,737	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	IDR	2,115,730	137,020	145,367	8,347	—
Expiring 07/20/20	Goldman Sachs International	IDR	4,707,040	292,000	323,114	31,114	—
Expiring 08/12/20	Citibank, N.A.	IDR	1,355,675	88,000	92,593	4,593	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	4,632,047	305,443	314,207	8,764	—
Japanese Yen,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	JPY	21,802	203,816	201,923	—	(1,893)
Expiring 07/02/20	UBS AG	JPY	46,698	436,840	432,496	—	(4,344)
Expiring 07/16/20	Citibank, N.A.	JPY	171,335	1,594,658	1,587,109	—	(7,549)
Expiring 07/16/20	Goldman Sachs International	JPY	312,500	2,850,952	2,894,750	43,798	—
Expiring 07/16/20	Goldman Sachs International	JPY	67,907	632,947	629,036	—	(3,911)
Expiring 07/16/20	Goldman Sachs International	JPY	29,852	277,937	276,526	—	(1,411)
Expiring 07/16/20	Goldman Sachs International	JPY	7,000	64,432	64,843	411	—
Expiring 09/16/20	Barclays Bank PLC	JPY	3,389,706	31,148,502	31,426,207	277,705	—
Expiring 09/16/20	Barclays Bank PLC	JPY	1,034,797	9,517,803	9,593,681	75,878	—
Expiring 09/16/20	Barclays Bank PLC	JPY	471,523	4,324,853	4,371,522	46,669	—
Expiring 09/16/20	Barclays Bank PLC	JPY	418,540	3,821,601	3,880,311	58,710	—
Expiring 09/16/20	Barclays Bank PLC	JPY	149,696	1,391,763	1,387,846	—	(3,917)
Expiring 09/16/20	Barclays Bank PLC	JPY	54,090	504,710	501,471	—	(3,239)
Expiring 09/16/20	Barclays Bank PLC	JPY	1,535	14,313	14,234	—	(79)
Expiring 09/16/20	Citibank, N.A.	JPY	808,701	7,562,415	7,497,524	—	(64,891)
Expiring 09/16/20	Citibank, N.A.	JPY	437,657	4,096,788	4,057,549	—	(39,239)
Expiring 09/16/20	Citibank, N.A.	JPY	261,820	2,441,101	2,427,352	—	(13,749)
Expiring 09/16/20	Citibank, N.A.	JPY	190,346	1,756,799	1,764,714	7,915	—
Expiring 09/16/20	Citibank, N.A.	JPY	190,346	1,750,617	1,764,714	14,097	—
Expiring 09/16/20	Citibank, N.A.	JPY	190,346	1,768,329	1,764,713	—	(3,616)
Expiring 09/16/20	Citibank, N.A.	JPY	190,346	1,770,201	1,764,713	—	(5,488)

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Japanese Yen (continued),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	843,408	$7,774,575	$7,819,295	$44,720	$—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	644,351	5,932,814	5,973,823	41,009	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	278,044	2,585,885	2,577,766	—	(8,119)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	53,734	499,058	498,168	—	(890)
Expiring 09/16/20	UBS AG	JPY	25,000	1,858,863	1,854,214	—	(4,649)
Expiring 09/17/20	UBS AG	JPY	11,578	107,475	107,339	—	(136)
Mexican Peso,
Expiring 07/16/20	Citibank, N.A.	MXN	35,000	1,534,186	1,519,475	—	(14,711)
Expiring 07/16/20	Citibank, N.A.	MXN	22,650	966,586	983,317	16,731	—
Expiring 07/16/20	Goldman Sachs International	MXN	26,093	1,158,255	1,132,790	—	(25,465)
Expiring 07/16/20	Goldman Sachs International	MXN	19,824	868,352	860,651	—	(7,701)
Expiring 07/16/20	Goldman Sachs International	MXN	17,885	743,406	776,452	33,046	—
Expiring 07/16/20	Goldman Sachs International	MXN	17,739	812,735	770,095	—	(42,640)
Expiring 07/16/20	Goldman Sachs International	MXN	14,526	619,335	630,625	11,290	—
Expiring 07/16/20	Goldman Sachs International	MXN	3,638	165,418	157,939	—	(7,479)
Expiring 07/16/20	Goldman Sachs International	MXN	2,964	127,891	128,678	787	—
Expiring 07/16/20	Goldman Sachs International	MXN	1,425	57,760	61,882	4,122	—
Expiring 07/24/20	Goldman Sachs International	MXN	2,961	118,809	128,407	9,598	—
Expiring 08/03/20	Goldman Sachs International	MXN	2,183	98,000	94,543	—	(3,457)
Expiring 09/17/20	Citibank, N.A.	MXN	12,186	549,179	524,718	—	(24,461)
New Taiwanese Dollar,
Expiring 09/17/20	BNP Paribas S.A.	TWD	69	2,359	2,374	15	—
New Zealand Dollar,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	NZD	2,487	1,611,044	1,604,883	—	(6,161)
Expiring 09/16/20	Barclays Bank PLC	NZD	3,975	2,575,216	2,564,583	—	(10,633)
Expiring 09/16/20	Barclays Bank PLC	NZD	2,919	1,875,109	1,883,757	8,648	—
Expiring 09/16/20	Barclays Bank PLC	NZD	1,031	672,003	665,095	—	(6,908)
Expiring 09/16/20	Barclays Bank PLC	NZD	787	507,917	508,074	157	—
Expiring 09/16/20	Citibank, N.A.	NZD	376	232,574	242,617	10,043	—
Expiring 09/16/20	Citibank, N.A.	NZD	376	232,420	242,618	10,198	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	12,278	7,802,290	7,922,612	120,322	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	9,395	5,962,448	6,062,163	99,715	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	4,025	2,586,892	2,597,090	10,198	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	1,968	1,276,299	1,269,671	—	(6,628)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	1,385	889,581	893,599	4,018	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	554	360,863	357,155	—	(3,708)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	498	320,093	321,183	1,090	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	286	183,741	184,649	908	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	246	158,685	158,564	—	(121)
Norwegian Krone,
Expiring 07/02/20	HSBC Bank USA, N.A.	NOK	4,335	458,003	450,381	—	(7,622)
Expiring 07/16/20	BNP Paribas S.A.	NOK	402	40,539	41,767	1,228	—
Expiring 07/16/20	Goldman Sachs International	NOK	15,509	1,475,783	1,611,331	135,548	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	NOK	2,966	286,637	308,166	21,529	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	NOK	2,431	252,583	252,579	—	(4)
Expiring 08/04/20	Citibank, N.A.	NOK	2,250	230,927	233,791	2,864	—
Expiring 09/16/20	Barclays Bank PLC	NOK	30,021	3,138,910	3,119,870	—	(19,040)
Expiring 09/16/20	Barclays Bank PLC	NOK	10,460	1,104,616	1,087,042	—	(17,574)
Expiring 09/16/20	Barclays Bank PLC	NOK	6,735	700,996	699,871	—	(1,125)
Expiring 09/16/20	Barclays Bank PLC	NOK	379	39,913	39,367	—	(546)
Expiring 09/16/20	Citibank, N.A.	NOK	1,401	147,718	145,596	—	(2,122)
Expiring 09/16/20	Citibank, N.A.	NOK	376	39,278	39,075	—	(203)
Expiring 09/16/20	Citibank, N.A.	NOK	218	22,129	22,661	532	—
Expiring 09/16/20	Citibank, N.A.	NOK	218	22,969	22,661	—	(308)
Expiring 09/16/20	Citibank, N.A.	NOK	77	7,832	8,048	216	—

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Norwegian Krone (continued),
Expiring 09/16/20	Citibank, N.A.	NOK	77	$8,174	$8,048	$—	$(126)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	568,243	59,483,151	59,053,467	—	(429,684)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	16,905	1,745,875	1,756,814	10,939	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	15,839	1,652,590	1,646,056	—	(6,534)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	7,766	799,984	807,022	7,038	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	6,929	732,759	720,123	—	(12,636)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	5,433	559,185	564,638	5,453	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	4,900	514,629	509,267	—	(5,362)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	4,613	476,421	479,397	2,976	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	4,497	466,992	467,355	363	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	1,865	194,814	193,785	—	(1,029)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	355	37,209	36,890	—	(319)
Peruvian Nuevo Sol,
Expiring 07/20/20	Citibank, N.A.	PEN	489	142,444	137,946	—	(4,498)
Expiring 09/04/20	Citibank, N.A.	PEN	1,026	302,747	289,268	—	(13,479)
Polish Zloty,
Expiring 09/10/20	HSBC Bank USA, N.A.	PLN	33	8,378	8,319	—	(59)
Expiring 09/10/20	Morgan Stanley & Co. International PLC	PLN	42	10,695	10,639	—	(56)
Russian Ruble,
Expiring 07/16/20	Citibank, N.A.	RUB	9,707	139,769	136,110	—	(3,659)
Expiring 07/16/20	Goldman Sachs International	RUB	144,649	1,915,318	2,028,235	112,917	—
Expiring 07/16/20	Goldman Sachs International	RUB	31,997	464,273	448,658	—	(15,615)
Expiring 07/16/20	Goldman Sachs International	RUB	21,348	303,139	299,336	—	(3,803)
Expiring 07/16/20	Morgan Stanley & Co. International PLC	RUB	96,481	1,258,888	1,352,837	93,949	—
Expiring 07/17/20	BNP Paribas S.A.	RUB	18,166	262,715	254,690	—	(8,025)
Expiring 07/17/20	BNP Paribas S.A.	RUB	1,500	19,398	21,030	1,632	—
Expiring 07/17/20	BNP Paribas S.A.	RUB	624	8,849	8,753	—	(96)
Expiring 07/17/20	Goldman Sachs International	RUB	1,068	14,029	14,973	944	—
Expiring 07/17/20	Goldman Sachs International	RUB	854	11,329	11,973	644	—
Expiring 07/27/20	Goldman Sachs International	RUB	906	12,195	12,685	490	—
Expiring 07/27/20	HSBC Bank USA, N.A.	RUB	3,443	49,131	48,199	—	(932)
Expiring 07/27/20	UBS AG	RUB	1,569	22,522	21,971	—	(551)
Expiring 07/27/20	UBS AG	RUB	1,384	18,552	19,379	827	—
Expiring 08/14/20	BNP Paribas S.A.	RUB	3,670	52,336	51,282	—	(1,054)
Expiring 08/14/20	Citibank, N.A.	RUB	2,150	31,269	30,045	—	(1,224)
Expiring 08/14/20	Goldman Sachs International	RUB	1,867	26,953	26,093	—	(860)
Expiring 08/14/20	JPMorgan Chase Bank, N.A.	RUB	6,905	98,887	96,494	—	(2,393)
Expiring 08/14/20	UBS AG	RUB	8,972	126,626	125,365	—	(1,261)
Saudi Arabian Riyal,
Expiring 07/16/20	BNP Paribas S.A.	SAR	729	193,651	194,293	642	—
Expiring 10/15/20	Morgan Stanley & Co. International PLC	SAR	729	194,395	194,150	—	(245)
Singapore Dollar,
Expiring 09/16/20	Barclays Bank PLC	SGD	13,625	9,788,680	9,779,041	—	(9,639)
Expiring 09/16/20	Barclays Bank PLC	SGD	3,434	2,462,142	2,464,551	2,409	—
Expiring 09/16/20	Barclays Bank PLC	SGD	3,079	2,214,012	2,209,938	—	(4,074)
Expiring 09/16/20	Barclays Bank PLC	SGD	2,131	1,513,061	1,529,672	16,611	—
Expiring 09/16/20	Barclays Bank PLC	SGD	1,451	1,027,351	1,041,461	14,110	—
Expiring 09/16/20	Barclays Bank PLC	SGD	1,132	809,245	812,715	3,470	—
Expiring 09/16/20	Barclays Bank PLC	SGD	150	108,048	107,846	—	(202)
Expiring 09/16/20	Barclays Bank PLC	SGD	98	70,966	70,498	—	(468)
Expiring 09/16/20	Citibank, N.A.	SGD	21	14,795	15,072	277	—
Expiring 09/16/20	Citibank, N.A.	SGD	21	15,083	15,072	—	(11)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SGD	2,612	1,869,842	1,874,531	4,689	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SGD	357	256,568	256,225	—	(343)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SGD	197	141,613	141,614	1	—

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
South African Rand,
Expiring 07/08/20	Citibank, N.A.	ZAR	466	$25,525	$26,803	$1,278	$—
Expiring 07/08/20	Citibank, N.A.	ZAR	296	15,734	17,022	1,288	—
Expiring 07/08/20	HSBC Bank USA, N.A.	ZAR	379	20,514	21,794	1,280	—
Expiring 07/08/20	JPMorgan Chase Bank, N.A.	ZAR	643	35,258	37,002	1,744	—
Expiring 07/16/20	Citibank, N.A.	ZAR	10,015	575,747	576,084	337	—
Expiring 07/16/20	Citibank, N.A.	ZAR	541	31,496	31,116	—	(380)
Expiring 07/22/20	BNP Paribas S.A.	ZAR	4,500	238,608	258,681	20,073	—
Expiring 09/17/20	UBS AG	ZAR	19	1,074	1,069	—	(5)
Swedish Krona,
Expiring 07/02/20	HSBC Bank USA, N.A.	SEK	3,295	356,711	353,616	—	(3,095)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	SEK	14,866	1,482,823	1,595,683	112,860	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	SEK	3,384	362,143	363,230	1,087	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	SEK	3,332	337,551	357,648	20,097	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	SEK	1,785	186,193	191,597	5,404	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	SEK	136	14,622	14,598	—	(24)
Expiring 09/16/20	Barclays Bank PLC	SEK	48,678	5,158,808	5,228,906	70,098	—
Expiring 09/16/20	Barclays Bank PLC	SEK	45,641	4,880,309	4,902,717	22,408	—
Expiring 09/16/20	Barclays Bank PLC	SEK	37,688	4,061,114	4,048,400	—	(12,714)
Expiring 09/16/20	Barclays Bank PLC	SEK	31,589	3,439,176	3,393,262	—	(45,914)
Expiring 09/16/20	Barclays Bank PLC	SEK	22,685	2,440,070	2,436,804	—	(3,266)
Expiring 09/16/20	Barclays Bank PLC	SEK	18,197	1,938,394	1,954,738	16,344	—
Expiring 09/16/20	Barclays Bank PLC	SEK	16,458	1,761,974	1,767,946	5,972	—
Expiring 09/16/20	Barclays Bank PLC	SEK	2,431	263,534	261,156	—	(2,378)
Expiring 09/16/20	Citibank, N.A.	SEK	13,456	1,455,086	1,445,427	—	(9,659)
Expiring 09/16/20	Citibank, N.A.	SEK	12,403	1,335,768	1,332,315	—	(3,453)
Expiring 09/16/20	Citibank, N.A.	SEK	8,159	853,117	876,386	23,269	—
Expiring 09/16/20	Citibank, N.A.	SEK	7,627	831,357	819,313	—	(12,044)
Expiring 09/16/20	Citibank, N.A.	SEK	7,627	829,658	819,312	—	(10,346)
Expiring 09/16/20	Citibank, N.A.	SEK	7,550	821,551	811,060	—	(10,491)
Expiring 09/16/20	Citibank, N.A.	SEK	4,410	459,456	473,698	14,242	—
Expiring 09/16/20	Citibank, N.A.	SEK	4,079	425,760	438,193	12,433	—
Expiring 09/16/20	Citibank, N.A.	SEK	4,079	425,323	438,192	12,869	—
Expiring 09/16/20	Citibank, N.A.	SEK	717	77,262	77,019	—	(243)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	645,513	70,221,553	69,340,178	—	(881,375)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	40,004	4,277,847	4,297,214	19,367	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	29,602	3,144,500	3,179,806	35,306	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	25,365	2,730,406	2,724,729	—	(5,677)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	21,111	2,261,449	2,267,713	6,264	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	20,445	2,205,984	2,196,126	—	(9,858)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	15,514	1,658,590	1,666,463	7,873	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	13,913	1,491,445	1,494,532	3,087	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	13,166	1,415,725	1,414,242	—	(1,483)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	352	38,307	37,772	—	(535)
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	SEK	23,367	2,510,830	2,511,122	292	—
Expiring 10/16/20	JPMorgan Chase Bank, N.A.	SEK	136	14,620	14,615	—	(5)
Swiss Franc,
Expiring 07/02/20	Citibank, N.A.	CHF	644	680,672	679,758	—	(914)
Expiring 07/02/20	Citibank, N.A.	CHF	279	294,244	294,491	247	—
Expiring 07/02/20	HSBC Bank USA, N.A.	CHF	148	156,178	156,218	40	—
Expiring 09/16/20	Citibank, N.A.	CHF	1,334	1,404,528	1,411,251	6,723	—
Expiring 09/16/20	Citibank, N.A.	CHF	167	177,532	176,671	—	(861)
Expiring 09/16/20	UBS AG	CHF	132	1,313,783	1,322,386	8,603	—
Expiring 09/17/20	BNP Paribas S.A.	CHF	218	229,981	230,806	825	—
Expiring 09/17/20	UBS AG	CHF	994	1,047,961	1,051,702	3,741	—

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Thai Baht,
Expiring 09/17/20	Citibank, N.A.	THB	158	$5,073	$5,112	$39	$—
Turkish Lira,
Expiring 07/16/20	BNP Paribas S.A.	TRY	—	55	55	—	—

				$623,582,171	$625,087,302	4,464,946	(2,959,815)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/20	HSBC Bank USA, N.A.	AUD	3,192	$2,151,695	$2,202,827	$—	$(51,132)
Expiring 07/02/20	HSBC Bank USA, N.A.	AUD	2,314	1,599,993	1,596,911	3,082	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	AUD	2,539	1,684,728	1,752,186	—	(67,458)
Expiring 07/02/20	Natwest Bank PLC	AUD	192	134,215	132,501	1,714	—
Expiring 07/16/20	Citibank, N.A.	AUD	8	5,105	5,522	—	(417)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	AUD	1,960	1,281,350	1,352,728	—	(71,378)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	AUD	205	127,601	141,332	—	(13,731)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	AUD	115	79,526	79,554	—	(28)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	AUD	76	50,179	52,664	—	(2,485)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	AUD	26	17,157	17,945	—	(788)
Expiring 08/04/20	Standard Chartered Bank, London	AUD	3,188	2,193,489	2,200,470	—	(6,981)
Expiring 09/16/20	Barclays Bank PLC	AUD	5,662	3,942,861	3,908,701	34,160	—
Expiring 09/16/20	Barclays Bank PLC	AUD	3,211	2,218,572	2,216,164	2,408	—
Expiring 09/16/20	Barclays Bank PLC	AUD	1,816	1,264,128	1,253,623	10,505	—
Expiring 09/16/20	Barclays Bank PLC	AUD	1,754	1,202,573	1,210,855	—	(8,282)
Expiring 09/16/20	Barclays Bank PLC	AUD	1,563	1,077,001	1,078,705	—	(1,704)
Expiring 09/16/20	Barclays Bank PLC	AUD	1,312	913,034	905,757	7,277	—
Expiring 09/16/20	Barclays Bank PLC	AUD	1,087	744,969	750,606	—	(5,637)
Expiring 09/16/20	Barclays Bank PLC	AUD	864	599,228	596,270	2,958	—
Expiring 09/16/20	Barclays Bank PLC	AUD	538	376,115	371,071	5,044	—
Expiring 09/16/20	Barclays Bank PLC	AUD	177	123,264	121,875	1,389	—
Expiring 09/16/20	Citibank, N.A.	AUD	1,891	1,315,791	1,305,321	10,470	—
Expiring 09/16/20	Citibank, N.A.	AUD	86	58,524	59,365	—	(841)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	68,033	45,807,765	46,961,645	—	(1,153,880)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	3,180	2,214,269	2,195,290	18,979	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	2,100	1,443,290	1,449,327	—	(6,037)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	1,787	1,222,757	1,233,349	—	(10,592)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	1,545	1,060,796	1,066,362	—	(5,566)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	1,517	1,045,985	1,047,453	—	(1,468)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	1,254	866,674	865,384	1,290	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	1,187	819,859	819,018	841	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	171	117,530	118,279	—	(749)
Expiring 09/16/20	UBS AG	AUD	1,275	418,549	414,168	4,381	—
Expiring 09/17/20	UBS AG	AUD	1	698	704	—	(6)
Brazilian Real,
Expiring 07/02/20	BNP Paribas S.A.	BRL	202	37,762	37,206	556	—
Expiring 07/02/20	Citibank, N.A.	BRL	974	233,120	179,091	54,029	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	BRL	9,147	1,739,156	1,680,807	58,349	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	BRL	6,771	1,287,389	1,244,197	43,192	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	BRL	1,214	226,871	223,076	3,795	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	BRL	1,140	197,622	209,479	—	(11,857)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	BRL	818	166,752	150,310	16,442	—
Expiring 07/16/20	Goldman Sachs International	BRL	3,522	693,175	647,224	45,951	—
Expiring 07/16/20	Goldman Sachs International	BRL	2,750	530,318	505,238	25,080	—

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Brazilian Real (continued),
Expiring 07/16/20	Goldman Sachs International	BRL	2,413	$449,089	$443,372	$5,717	$—
Expiring 07/16/20	Goldman Sachs International	BRL	1,027	188,049	188,705	—	(656)
Expiring 07/16/20	Goldman Sachs International	BRL	865	162,496	158,938	3,558	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	BRL	3,677	657,205	675,611	—	(18,406)
Expiring 07/16/20	Morgan Stanley & Co. International PLC	BRL	3,762	631,580	691,266	—	(59,686)
Expiring 07/22/20	Morgan Stanley & Co. International PLC	BRL	2,081	390,133	382,167	7,966	—
Expiring 09/17/20	BNP Paribas S.A.	BRL	14	2,810	2,589	221	—
Expiring 09/22/20	Morgan Stanley & Co. International PLC	BRL	1,990	372,400	364,708	7,692	—
British Pound,
Expiring 07/02/20	BNP Paribas S.A.	GBP	538	680,783	666,644	14,139	—
Expiring 07/02/20	BNP Paribas S.A.	GBP	536	684,177	664,165	20,012	—
Expiring 07/02/20	Goldman Sachs International	GBP	6,848	8,446,100	8,484,959	—	(38,859)
Expiring 07/02/20	Goldman Sachs International	GBP	50	62,866	61,956	910	—
Expiring 07/02/20	HSBC Bank USA, N.A.	GBP	2,953	3,660,785	3,659,105	1,680	—
Expiring 07/02/20	HSBC Bank USA, N.A.	GBP	159	201,517	197,019	4,498	—
Expiring 07/16/20	BNP Paribas S.A.	GBP	740	905,158	917,029	—	(11,871)
Expiring 07/16/20	BNP Paribas S.A.	GBP	118	146,010	146,229	—	(219)
Expiring 07/16/20	Citibank, N.A.	GBP	793	999,969	983,112	16,857	—
Expiring 07/16/20	Citibank, N.A.	GBP	154	191,523	191,166	357	—
Expiring 07/16/20	Citibank, N.A.	GBP	100	123,669	123,923	—	(254)
Expiring 07/16/20	Citibank, N.A.	GBP	98	121,870	121,444	426	—
Expiring 07/16/20	Citibank, N.A.	GBP	90	113,486	111,530	1,956	—
Expiring 07/16/20	Citibank, N.A.	GBP	81	99,535	100,378	—	(843)
Expiring 08/04/20	HSBC Bank USA, N.A.	GBP	7,543	9,249,702	9,348,182	—	(98,480)
Expiring 08/04/20	HSBC Bank USA, N.A.	GBP	3,541	4,342,427	4,388,660	—	(46,233)
Expiring 09/16/20	Barclays Bank PLC	GBP	3,352	4,218,954	4,155,636	63,318	—
Expiring 09/16/20	Barclays Bank PLC	GBP	2,531	3,209,227	3,137,131	72,096	—
Expiring 09/16/20	Barclays Bank PLC	GBP	2,079	2,623,340	2,577,802	45,538	—
Expiring 09/16/20	Barclays Bank PLC	GBP	1,964	2,482,463	2,434,444	48,019	—
Expiring 09/16/20	Barclays Bank PLC	GBP	1,901	2,387,674	2,356,135	31,539	—
Expiring 09/16/20	Barclays Bank PLC	GBP	1,828	2,294,760	2,265,875	28,885	—
Expiring 09/16/20	Barclays Bank PLC	GBP	1,673	2,134,457	2,074,247	60,210	—
Expiring 09/16/20	Barclays Bank PLC	GBP	1,566	1,964,728	1,941,392	23,336	—
Expiring 09/16/20	Barclays Bank PLC	GBP	1,503	1,859,361	1,863,031	—	(3,670)
Expiring 09/16/20	Barclays Bank PLC	GBP	1,377	1,744,053	1,707,031	37,022	—
Expiring 09/16/20	Barclays Bank PLC	GBP	1,356	1,717,468	1,680,697	36,771	—
Expiring 09/16/20	Barclays Bank PLC	GBP	1,091	1,388,592	1,352,616	35,976	—
Expiring 09/16/20	Citibank, N.A.	GBP	603	759,263	747,516	11,747	—
Expiring 09/16/20	Citibank, N.A.	GBP	187	234,919	231,817	3,102	—
Expiring 09/16/20	Citibank, N.A.	GBP	78	95,712	96,694	—	(982)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	2,026	2,519,015	2,511,663	7,352	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	1,254	1,579,808	1,554,397	25,411	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	1,152	1,435,332	1,428,129	7,203	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	1,003	1,256,913	1,243,231	13,682	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	621	773,543	769,925	3,618	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	514	638,531	637,101	1,430	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	130	160,518	161,238	—	(720)
Canadian Dollar,
Expiring 07/02/20	Citibank, N.A.	CAD	1,144	834,710	842,669	—	(7,959)
Expiring 07/02/20	Citibank, N.A.	CAD	521	380,143	383,768	—	(3,625)
Expiring 07/02/20	HSBC Bank USA, N.A.	CAD	275	205,182	202,565	2,617	—
Expiring 07/03/20	JPMorgan Chase Bank, N.A.	CAD	173	127,018	127,432	—	(414)
Expiring 07/16/20	BNP Paribas S.A.	CAD	1,080	788,943	795,559	—	(6,616)
Expiring 07/16/20	BNP Paribas S.A.	CAD	400	292,201	294,651	—	(2,450)
Expiring 09/16/20	Barclays Bank PLC	CAD	21,946	16,144,001	16,167,643	—	(23,642)

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Canadian Dollar (continued),
Expiring 09/16/20	Barclays Bank PLC	CAD	2,448	$1,823,818	$1,803,410	$20,408	$—
Expiring 09/16/20	Barclays Bank PLC	CAD	1,470	1,087,726	1,082,998	4,728	—
Expiring 09/16/20	Barclays Bank PLC	CAD	658	491,100	484,437	6,663	—
Expiring 09/16/20	Barclays Bank PLC	CAD	177	131,878	130,376	1,502	—
Expiring 09/16/20	Barclays Bank PLC	CAD	151	110,518	110,919	—	(401)
Expiring 09/16/20	Citibank, N.A.	CAD	2,270	1,673,782	1,672,324	1,458	—
Expiring 09/16/20	Citibank, N.A.	CAD	920	672,423	677,770	—	(5,347)
Expiring 09/16/20	Citibank, N.A.	CAD	42	30,505	30,941	—	(436)
Expiring 09/16/20	Citibank, N.A.	CAD	42	30,481	30,942	—	(461)
Expiring 09/16/20	Citibank, N.A.	CAD	42	31,074	30,941	133	—
Expiring 09/16/20	Citibank, N.A.	CAD	42	31,077	30,942	135	—
Expiring 09/16/20	Citibank, N.A.	CAD	42	31,294	30,941	353	—
Expiring 09/16/20	Citibank, N.A.	CAD	42	30,737	30,941	—	(204)
Expiring 09/16/20	Citibank, N.A.	CAD	42	31,102	30,942	160	—
Expiring 09/16/20	Citibank, N.A.	CAD	19	13,997	13,998	—	(1)
Expiring 09/16/20	Citibank, N.A.	CAD	11	8,179	8,065	114	—
Expiring 09/16/20	Citibank, N.A.	CAD	11	8,180	8,064	116	—
Expiring 09/16/20	Citibank, N.A.	CAD	11	8,527	8,418	109	—
Expiring 09/16/20	Citibank, N.A.	CAD	9	6,472	6,396	76	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	24,074	17,795,506	17,735,395	60,111	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	13,802	10,152,350	10,168,136	—	(15,786)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	9,730	7,215,505	7,167,952	47,553	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	6,260	4,534,695	4,611,466	—	(76,771)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	1,465	1,069,867	1,079,639	—	(9,772)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	841	621,199	619,673	1,526	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	796	583,817	586,643	—	(2,826)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	527	387,976	388,253	—	(277)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	269	196,660	198,174	—	(1,514)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	12	9,033	9,115	—	(82)
Expiring 09/17/20	BNP Paribas S.A.	CAD	25	18,604	18,652	—	(48)
Chilean Peso,
Expiring 09/17/20	BNP Paribas S.A.	CLP	434	555	529	26	—
Chinese Renminbi,
Expiring 07/16/20	BNP Paribas S.A.	CNH	15,426	2,171,977	2,179,917	—	(7,940)
Expiring 09/16/20	BNP Paribas S.A.	CNH	28,128	3,907,546	3,961,320	—	(53,774)
Expiring 09/16/20	Citibank, N.A.	CNH	13,687	1,927,949	1,927,550	399	—
Expiring 09/16/20	Citibank, N.A.	CNH	6,725	937,870	947,020	—	(9,150)
Expiring 09/16/20	Citibank, N.A.	CNH	3,686	518,816	519,102	—	(286)
Expiring 09/16/20	Citibank, N.A.	CNH	3,458	486,880	486,993	—	(113)
Expiring 09/16/20	Goldman Sachs International	CNH	9,261	1,291,251	1,304,243	—	(12,992)
Expiring 09/16/20	Goldman Sachs International	CNH	3,780	529,214	532,290	—	(3,076)
Expiring 09/16/20	Goldman Sachs International	CNH	3,574	503,689	503,329	360	—
Expiring 09/16/20	Goldman Sachs International	CNH	1,217	171,283	171,391	—	(108)
Expiring 09/16/20	Goldman Sachs International	CNH	705	98,560	99,286	—	(726)
Expiring 09/16/20	HSBC Bank USA, N.A.	CNH	3,511	489,839	494,411	—	(4,572)
Expiring 09/17/20	Bank of America, N.A.	CNH	37	5,128	5,148	—	(20)
Czech Koruna,
Expiring 09/17/20	Citibank, N.A.	CZK	2	96	96	—	—
Danish Krone,
Expiring 07/01/20	Bank of America, N.A.	DKK	52,427	7,645,846	7,904,669	—	(258,823)
Expiring 07/01/20	BNP Paribas S.A.	DKK	995	146,619	150,021	—	(3,402)
Expiring 09/16/20	Citibank, N.A.	DKK	3,788	577,030	572,096	4,934	—
Expiring 09/16/20	Citibank, N.A.	DKK	293	43,323	44,203	—	(880)
Expiring 09/16/20	Citibank, N.A.	DKK	280	41,451	42,337	—	(886)
Expiring 09/16/20	Citibank, N.A.	DKK	188	28,462	28,394	68	—

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Danish Krone (continued),
Expiring 09/17/20	BNP Paribas S.A.	DKK	8	$1,250	$1,250	$—	$—
Expiring 10/01/20	Citibank, N.A.	DKK	9,301	1,400,869	1,405,258	—	(4,389)
Expiring 10/01/20	Citibank, N.A.	DKK	5,463	832,852	825,304	7,548	—
Expiring 10/01/20	JPMorgan Chase Bank, N.A.	DKK	5,778	876,967	872,953	4,014	—
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	9,795	1,479,513	1,479,903	—	(390)
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	8,588	1,299,890	1,297,509	2,381	—
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	6,145	932,452	928,377	4,075	—
Expiring 10/01/20	Morgan Stanley & Co. International PLC	DKK	5,367	809,124	810,800	—	(1,676)
Euro,
Expiring 07/02/20	BNP Paribas S.A.	EUR	798	903,771	896,589	7,182	—
Expiring 07/02/20	BNP Paribas S.A.	EUR	514	576,348	577,503	—	(1,155)
Expiring 07/02/20	BNP Paribas S.A.	EUR	438	497,432	492,113	5,319	—
Expiring 07/02/20	BNP Paribas S.A.	EUR	291	329,767	326,952	2,815	—
Expiring 07/02/20	BNP Paribas S.A.	EUR	227	252,472	255,044	—	(2,572)
Expiring 07/02/20	Citibank, N.A.	EUR	696	788,663	781,988	6,675	—
Expiring 07/02/20	HSBC Bank USA, N.A.	EUR	823	926,872	924,678	2,194	—
Expiring 07/02/20	HSBC Bank USA, N.A.	EUR	469	526,276	526,942	—	(666)
Expiring 07/02/20	HSBC Bank USA, N.A.	EUR	466	526,106	523,572	2,534	—
Expiring 07/02/20	HSBC Bank USA, N.A.	EUR	303	338,648	340,434	—	(1,786)
Expiring 07/02/20	Standard Chartered Bank, London	EUR	8,614	9,587,261	9,677,899	—	(90,638)
Expiring 07/02/20	Standard Chartered Bank, London	EUR	4,009	4,462,110	4,504,295	—	(42,185)
Expiring 07/16/20	BNP Paribas S.A.	EUR	6,077	6,643,528	6,829,894	—	(186,366)
Expiring 07/16/20	BNP Paribas S.A.	EUR	2,990	3,257,590	3,360,438	—	(102,848)
Expiring 07/16/20	BNP Paribas S.A.	EUR	308	346,589	346,159	430	—
Expiring 07/16/20	BNP Paribas S.A.	EUR	281	304,010	315,814	—	(11,804)
Expiring 07/16/20	BNP Paribas S.A.	EUR	171	187,937	192,185	—	(4,248)
Expiring 07/16/20	BNP Paribas S.A.	EUR	160	180,163	179,823	340	—
Expiring 07/16/20	BNP Paribas S.A.	EUR	130	142,532	146,106	—	(3,574)
Expiring 07/16/20	BNP Paribas S.A.	EUR	90	98,390	101,150	—	(2,760)
Expiring 07/16/20	BNP Paribas S.A.	EUR	70	78,918	78,672	246	—
Expiring 07/16/20	BNP Paribas S.A.	EUR	70	79,121	78,672	449	—
Expiring 07/16/20	BNP Paribas S.A.	EUR	70	78,618	78,673	—	(55)
Expiring 07/16/20	BNP Paribas S.A.	EUR	64	72,055	71,929	126	—
Expiring 07/16/20	BNP Paribas S.A.	EUR	50	54,181	56,195	—	(2,014)
Expiring 07/16/20	Citibank, N.A.	EUR	1,079	1,167,184	1,212,452	—	(45,268)
Expiring 07/16/20	Citibank, N.A.	EUR	365	411,025	410,221	804	—
Expiring 07/16/20	Citibank, N.A.	EUR	255	278,172	286,593	—	(8,421)
Expiring 07/16/20	Citibank, N.A.	EUR	79	86,859	88,788	—	(1,929)
Expiring 07/16/20	Goldman Sachs International	EUR	101	109,108	113,514	—	(4,406)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	EUR	2,144	2,352,844	2,410,061	—	(57,217)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	EUR	866	937,164	973,075	—	(35,911)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	EUR	113	122,837	127,000	—	(4,163)
Expiring 07/16/20	Morgan Stanley & Co. International PLC	EUR	60	65,463	67,434	—	(1,971)
Expiring 08/04/20	Standard Chartered Bank, London	EUR	7,357	8,268,550	8,271,705	—	(3,155)
Expiring 08/04/20	Standard Chartered Bank, London	EUR	6,429	7,225,852	7,228,610	—	(2,758)
Expiring 09/16/20	Barclays Bank PLC	EUR	1,609	1,837,257	1,811,014	26,243	—
Expiring 09/16/20	Barclays Bank PLC	EUR	1,187	1,344,174	1,336,047	8,127	—
Expiring 09/16/20	Barclays Bank PLC	EUR	829	941,104	932,606	8,498	—
Expiring 09/16/20	Citibank, N.A.	EUR	2,977	3,376,102	3,350,407	25,695	—
Expiring 09/16/20	Citibank, N.A.	EUR	2,810	3,192,682	3,162,460	30,222	—
Expiring 09/16/20	Citibank, N.A.	EUR	1,445	1,642,543	1,626,247	16,296	—
Expiring 09/16/20	Citibank, N.A.	EUR	1,394	1,572,380	1,569,132	3,248	—
Expiring 09/16/20	Citibank, N.A.	EUR	1,232	1,374,913	1,386,760	—	(11,847)
Expiring 09/16/20	Citibank, N.A.	EUR	693	778,033	780,052	—	(2,019)
Expiring 09/16/20	Citibank, N.A.	EUR	347	393,812	390,524	3,288	—

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro (continued),
Expiring 09/16/20	Citibank, N.A.	EUR	320	$361,822	$360,383	$1,439	$—
Expiring 09/16/20	Citibank, N.A.	EUR	320	362,751	360,380	2,371	—
Expiring 09/16/20	Citibank, N.A.	EUR	320	362,789	360,383	2,406	—
Expiring 09/16/20	Citibank, N.A.	EUR	270	303,046	303,354	—	(308)
Expiring 09/16/20	Citibank, N.A.	EUR	270	302,500	303,354	—	(854)
Expiring 09/16/20	Citibank, N.A.	EUR	255	286,690	286,985	—	(295)
Expiring 09/16/20	Citibank, N.A.	EUR	240	271,844	270,287	1,557	—
Expiring 09/16/20	Citibank, N.A.	EUR	193	218,959	217,698	1,261	—
Expiring 09/16/20	Citibank, N.A.	EUR	162	180,224	182,372	—	(2,148)
Expiring 09/16/20	Citibank, N.A.	EUR	162	182,120	182,371	—	(251)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	18,633	20,872,774	20,969,997	—	(97,223)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	486	548,430	547,331	1,099	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	94	106,652	106,333	319	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	30	33,861	34,196	—	(335)
Expiring 09/16/20	UBS AG	EUR	142	4,097,674	4,079,686	17,988	—
Expiring 09/17/20	BNP Paribas S.A.	EUR	146	164,255	164,162	93	—
Expiring 09/17/20	BNP Paribas S.A.	EUR	72	80,885	80,685	200	—
Expiring 09/17/20	Goldman Sachs International	EUR	365	411,437	410,865	572	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	EUR	96	108,398	108,340	58	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	EUR	64	71,826	71,773	53	—
Expiring 09/17/20	The Bank of New York Mellon	EUR	31	34,713	34,694	19	—
Expiring 09/17/20	UBS AG	EUR	1,996	2,248,134	2,246,935	1,199	—
Expiring 09/17/20	UBS AG	EUR	39	43,464	43,446	18	—
Expiring 10/16/20	BNP Paribas S.A.	EUR	1,390	1,564,744	1,565,519	—	(775)
Expiring 10/16/20	BNP Paribas S.A.	EUR	1,360	1,528,799	1,531,730	—	(2,931)
Hong Kong Dollar,
Expiring 09/03/20	BNP Paribas S.A.	HKD	990	126,000	127,693	—	(1,693)
Expiring 09/03/20	Standard Chartered Bank, London	HKD	9,981	1,270,000	1,287,310	—	(17,310)
Expiring 09/17/20	UBS AG	HKD	70	9,029	9,032	—	(3)
Hungarian Forint,
Expiring 09/17/20	UBS AG	HUF	150	486	475	11	—
Indian Rupee,
Expiring 07/15/20	Barclays Bank PLC	INR	52,145	688,199	689,027	—	(828)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	INR	9,960	129,797	131,597	—	(1,800)
Expiring 08/13/20	BNP Paribas S.A.	INR	48,856	635,077	643,815	—	(8,738)
Expiring 09/17/20	BNP Paribas S.A.	INR	276	3,600	3,624	—	(24)
Indonesian Rupiah,
Expiring 07/15/20	Barclays Bank PLC	IDR	17,690,717	1,040,937	1,215,770	—	(174,833)
Expiring 07/15/20	Barclays Bank PLC	IDR	7,112,661	444,264	488,808	—	(44,544)
Expiring 07/15/20	Barclays Bank PLC	IDR	1,946,484	130,812	133,769	—	(2,957)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	IDR	1,477,147	103,500	101,515	1,985	—
Expiring 07/16/20	Citibank, N.A.	IDR	89,051,565	5,387,269	6,118,537	—	(731,268)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	IDR	31,563,485	2,195,339	2,168,658	26,681	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	IDR	1,907,181	133,556	131,038	2,518	—
Expiring 07/20/20	JPMorgan Chase Bank, N.A.	IDR	4,907,425	304,167	336,870	—	(32,703)
Expiring 09/16/20	BNP Paribas S.A.	IDR	2,219,265	153,000	150,540	2,460	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	2,120,854	146,000	143,865	2,135	—
Expiring 09/16/20	Standard Chartered Bank, London	IDR	14,495	1,000	983	17	—
Expiring 09/17/20	BNP Paribas S.A.	IDR	170,801	11,698	11,584	114	—
Israeli Shekel,
Expiring 09/15/20	Citibank, N.A.	ILS	281	80,713	81,287	—	(574)
Expiring 09/17/20	Bank of America, N.A.	ILS	0	35	35	—	—
Japanese Yen,
Expiring 07/02/20	UBS AG	JPY	68,500	635,731	634,419	1,312	—
Expiring 07/16/20	Goldman Sachs International	JPY	221,332	2,037,488	2,050,246	—	(12,758)

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Japanese Yen (continued),
Expiring 07/16/20	Goldman Sachs International	JPY	11,900	$110,537	$110,232	$305	$—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	JPY	89,083	836,111	825,194	10,917	—
Expiring 08/04/20	Citibank, N.A.	JPY	12,458	115,420	115,430	—	(10)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	JPY	21,802	203,903	202,009	1,894	—
Expiring 08/04/20	UBS AG	JPY	46,698	437,026	432,680	4,346	—
Expiring 09/16/20	Barclays Bank PLC	JPY	449,218	4,187,876	4,164,730	23,146	—
Expiring 09/16/20	Barclays Bank PLC	JPY	427,470	4,015,512	3,963,100	52,412	—
Expiring 09/16/20	Barclays Bank PLC	JPY	315,477	2,930,833	2,924,811	6,022	—
Expiring 09/16/20	Barclays Bank PLC	JPY	86,916	810,364	805,804	4,560	—
Expiring 09/16/20	Citibank, N.A.	JPY	369,146	3,420,625	3,422,379	—	(1,754)
Expiring 09/16/20	Citibank, N.A.	JPY	119,402	1,096,217	1,106,985	—	(10,768)
Expiring 09/16/20	Citibank, N.A.	JPY	46,401	427,877	430,187	—	(2,310)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	3,010,467	27,690,268	27,910,250	—	(219,982)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	423,509	3,967,534	3,926,386	41,148	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	324,533	3,037,846	3,008,771	29,075	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	286,119	2,671,135	2,652,627	18,508	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	228,327	2,140,100	2,116,835	23,265	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	85,141	801,730	789,344	12,386	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	55,980	519,918	518,993	925	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	33,411	312,163	309,754	2,409	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	29,408	275,348	272,642	2,706	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	14,568	136,020	135,063	957	—
Expiring 09/17/20	BNP Paribas S.A.	JPY	26,345	245,725	244,254	1,471	—
Expiring 09/17/20	BNP Paribas S.A.	JPY	19,166	179,529	177,690	1,839	—
Expiring 09/17/20	Goldman Sachs International	JPY	16,233	151,651	150,504	1,147	—
Expiring 09/17/20	UBS AG	JPY	7,791	72,669	72,230	439	—
Expiring 09/17/20	UBS AG	JPY	5,198	48,517	48,194	323	—
Expiring 09/17/20	UBS AG	JPY	2,799	26,145	25,950	195	—
Malaysian Ringgit,
Expiring 09/24/20	BNP Paribas S.A.	MYR	3,771	878,219	876,647	1,572	—
Mexican Peso,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	MXN	12,320	504,877	534,932	—	(30,055)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	MXN	1,974	89,420	85,710	3,710	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	MXN	1,890	84,151	82,063	2,088	—
Expiring 07/16/20	Citibank, N.A.	MXN	33,418	1,434,154	1,450,779	—	(16,625)
Expiring 07/16/20	Goldman Sachs International	MXN	28,883	1,173,306	1,253,900	—	(80,594)
Expiring 07/16/20	Goldman Sachs International	MXN	21,675	984,913	940,988	43,925	—
Expiring 07/16/20	Goldman Sachs International	MXN	5,164	231,579	224,184	7,395	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	MXN	1,880	77,515	81,618	—	(4,103)
Expiring 07/16/20	Morgan Stanley & Co. International PLC	MXN	3,910	160,374	169,747	—	(9,373)
Expiring 07/24/20	Goldman Sachs International	MXN	4,459	178,907	193,361	—	(14,454)
Expiring 09/17/20	UBS AG	MXN	38	1,690	1,643	47	—
New Zealand Dollar,
Expiring 07/02/20	HSBC Bank USA, N.A.	NZD	1,244	771,461	802,764	—	(31,303)
Expiring 07/02/20	HSBC Bank USA, N.A.	NZD	771	496,590	497,533	—	(943)
Expiring 07/02/20	HSBC Bank USA, N.A.	NZD	359	231,176	231,666	—	(490)
Expiring 07/02/20	HSBC Bank USA, N.A.	NZD	31	19,327	20,005	—	(678)
Expiring 07/02/20	Standard Chartered Bank, London	NZD	622	385,775	401,382	—	(15,607)
Expiring 09/16/20	Barclays Bank PLC	NZD	51,964	33,417,256	33,530,135	—	(112,879)
Expiring 09/16/20	Barclays Bank PLC	NZD	7,669	4,949,386	4,948,448	938	—
Expiring 09/16/20	Barclays Bank PLC	NZD	5,970	3,693,771	3,851,888	—	(158,117)
Expiring 09/16/20	Barclays Bank PLC	NZD	3,792	2,467,773	2,447,089	20,684	—
Expiring 09/16/20	Barclays Bank PLC	NZD	3,092	2,019,272	1,995,236	24,036	—
Expiring 09/16/20	Barclays Bank PLC	NZD	1,163	752,443	750,299	2,144	—
Expiring 09/16/20	Barclays Bank PLC	NZD	1,147	740,134	740,219	—	(85)

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
New Zealand Dollar (continued),
Expiring 09/16/20	Barclays Bank PLC	NZD	1,134	$729,510	$731,730	$—	$(2,220)
Expiring 09/16/20	Barclays Bank PLC	NZD	1,042	680,085	672,308	7,777	—
Expiring 09/16/20	Citibank, N.A.	NZD	1,836	1,176,227	1,184,695	—	(8,468)
Expiring 09/16/20	Citibank, N.A.	NZD	1,304	842,786	841,417	1,369	—
Expiring 09/16/20	Citibank, N.A.	NZD	1,026	655,986	662,035	—	(6,049)
Expiring 09/16/20	Citibank, N.A.	NZD	810	525,303	522,659	2,644	—
Expiring 09/16/20	Citibank, N.A.	NZD	565	349,580	364,571	—	(14,991)
Expiring 09/16/20	Citibank, N.A.	NZD	323	207,480	208,419	—	(939)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	2,673	1,720,476	1,725,001	—	(4,525)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	256	163,789	164,871	—	(1,082)
Expiring 09/17/20	Commonwealth Bank of Australia	NZD	67	42,731	42,988	—	(257)
Norwegian Krone,
Expiring 07/02/20	HSBC Bank USA, N.A.	NOK	2,245	231,164	233,242	—	(2,078)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	NOK	165	17,013	17,143	—	(130)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	NOK	8,182	853,344	850,127	3,217	—
Expiring 09/16/20	Barclays Bank PLC	NOK	648,258	69,916,770	67,368,927	2,547,843	—
Expiring 09/16/20	Barclays Bank PLC	NOK	26,904	2,908,921	2,795,902	113,019	—
Expiring 09/16/20	Barclays Bank PLC	NOK	26,315	2,832,736	2,734,769	97,967	—
Expiring 09/16/20	Barclays Bank PLC	NOK	7,218	773,293	750,066	23,227	—
Expiring 09/16/20	Barclays Bank PLC	NOK	2,127	229,477	221,020	8,457	—
Expiring 09/16/20	Barclays Bank PLC	NOK	1,019	106,233	105,885	348	—
Expiring 09/16/20	Citibank, N.A.	NOK	24,233	2,593,058	2,518,366	74,692	—
Expiring 09/16/20	Citibank, N.A.	NOK	18,904	2,032,021	1,964,560	67,461	—
Expiring 09/16/20	Citibank, N.A.	NOK	18,653	1,971,403	1,938,475	32,928	—
Expiring 09/16/20	Citibank, N.A.	NOK	7,127	748,143	740,632	7,511	—
Expiring 09/16/20	Citibank, N.A.	NOK	3,556	360,894	369,538	—	(8,644)
Expiring 09/16/20	Citibank, N.A.	NOK	1,778	180,108	184,768	—	(4,660)
Expiring 09/16/20	Citibank, N.A.	NOK	1,778	179,973	184,769	—	(4,796)
Expiring 09/16/20	Citibank, N.A.	NOK	1,089	110,174	113,197	—	(3,023)
Expiring 09/16/20	Citibank, N.A.	NOK	1,074	113,413	111,640	1,773	—
Expiring 09/16/20	Citibank, N.A.	NOK	232	24,340	24,111	229	—
Expiring 09/16/20	Citibank, N.A.	NOK	15	1,568	1,558	10	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	21,248	2,272,082	2,208,175	63,907	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	6,581	697,252	683,921	13,331	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	1,255	131,399	130,449	950	—
Expiring 09/17/20	UBS AG	NOK	7	768	766	2	—
Peruvian Nuevo Sol,
Expiring 07/13/20	Citibank, N.A.	PEN	2,909	836,396	821,097	15,299	—
Expiring 07/20/20	Citibank, N.A.	PEN	610	177,703	172,092	5,611	—
Expiring 07/24/20	Citibank, N.A.	PEN	1,555	452,161	438,770	13,391	—
Expiring 07/24/20	Citibank, N.A.	PEN	1,519	441,661	428,581	13,080	—
Expiring 07/30/20	Citibank, N.A.	PEN	1,684	492,071	475,213	16,858	—
Expiring 09/17/20	Barclays Bank PLC	PEN	24	6,926	6,748	178	—
Expiring 09/30/20	Citibank, N.A.	PEN	804	233,714	226,747	6,967	—
Polish Zloty,
Expiring 09/17/20	Bank of America, N.A.	PLN	34	8,577	8,587	—	(10)
Romanian Leu,
Expiring 08/20/20	HSBC Bank USA, N.A.	RON	7	1,481	1,538	—	(57)
Expiring 08/20/20	JPMorgan Chase Bank, N.A.	RON	6	1,248	1,301	—	(53)
Expiring 08/20/20	JPMorgan Chase Bank, N.A.	RON	4	820	857	—	(37)
Expiring 08/20/20	JPMorgan Chase Bank, N.A.	RON	3	597	626	—	(29)
Russian Ruble,
Expiring 07/15/20	Bank of America, N.A.	RUB	104,643	1,356,123	1,467,483	—	(111,360)
Expiring 07/15/20	Bank of America, N.A.	RUB	12,881	180,786	180,640	146	—
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	RUB	15,617	225,646	219,009	6,637	—

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Russian Ruble (continued),
Expiring 07/16/20	Citibank, N.A.	RUB	58,673	$772,374	$822,705	$—	$(50,331)
Expiring 07/16/20	Goldman Sachs International	RUB	113,844	1,592,663	1,596,288	—	(3,625)
Expiring 07/16/20	Goldman Sachs International	RUB	75,591	981,614	1,059,921	—	(78,307)
Expiring 07/16/20	Goldman Sachs International	RUB	43,080	536,969	604,053	—	(67,084)
Expiring 07/16/20	Goldman Sachs International	RUB	23,530	317,994	329,932	—	(11,938)
Expiring 07/16/20	Goldman Sachs International	RUB	5,024	73,081	70,445	2,636	—
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	RUB	44,376	643,657	622,229	21,428	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	RUB	23,491	338,000	329,338	8,662	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	RUB	18,833	272,000	264,040	7,960	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	RUB	69	1,000	974	26	—
Expiring 08/14/20	JPMorgan Chase Bank, N.A.	RUB	6,062	87,000	84,703	2,297	—
Expiring 09/17/20	BNP Paribas S.A.	RUB	189	2,691	2,630	61	—
Saudi Arabian Riyal,
Expiring 07/16/20	Morgan Stanley & Co. International PLC	SAR	729	194,576	194,293	283	—
Expiring 08/13/20	Bank of America, N.A.	SAR	14,472	3,849,243	3,855,856	—	(6,613)
Expiring 09/15/20	Goldman Sachs International	SAR	3,745	995,746	997,589	—	(1,843)
Expiring 09/24/20	Goldman Sachs International	SAR	2,490	661,442	663,236	—	(1,794)
Expiring 09/24/20	Goldman Sachs International	SAR	2,490	662,498	663,236	—	(738)
Expiring 09/24/20	Morgan Stanley & Co. International PLC	SAR	4,890	1,299,927	1,302,500	—	(2,573)
Expiring 09/24/20	Morgan Stanley & Co. International PLC	SAR	2,440	649,195	649,918	—	(723)
Singapore Dollar,
Expiring 09/16/20	Barclays Bank PLC	SGD	5,158	3,712,755	3,701,955	10,800	—
Expiring 09/16/20	Barclays Bank PLC	SGD	3,152	2,268,936	2,262,051	6,885	—
Expiring 09/16/20	Barclays Bank PLC	SGD	2,192	1,578,772	1,573,342	5,430	—
Expiring 09/16/20	Barclays Bank PLC	SGD	1,971	1,412,243	1,414,745	—	(2,502)
Expiring 09/16/20	Barclays Bank PLC	SGD	1,732	1,246,404	1,243,040	3,364	—
Expiring 09/16/20	Barclays Bank PLC	SGD	1,073	769,595	769,789	—	(194)
Expiring 09/16/20	Barclays Bank PLC	SGD	412	295,772	295,807	—	(35)
Expiring 09/16/20	Citibank, N.A.	SGD	132	95,044	94,739	305	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SGD	18,987	13,640,027	13,627,663	12,364	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SGD	2,764	1,985,911	1,983,612	2,299	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SGD	1,133	813,094	813,299	—	(205)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SGD	1,000	717,416	717,978	—	(562)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SGD	963	691,299	691,465	—	(166)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SGD	259	186,044	185,693	351	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SGD	2	1,093	1,089	4	—
Expiring 09/17/20	Barclays Bank PLC	SGD	6	4,267	4,271	—	(4)
South African Rand,
Expiring 07/08/20	JPMorgan Chase Bank, N.A.	ZAR	1,611	92,060	92,756	—	(696)
Expiring 07/08/20	Morgan Stanley & Co. International PLC	ZAR	352	19,000	20,243	—	(1,243)
Expiring 07/16/20	Citibank, N.A.	ZAR	10,556	580,743	607,200	—	(26,457)
Expiring 07/22/20	HSBC Bank USA, N.A.	ZAR	4,500	303,643	258,680	44,963	—
Expiring 10/16/20	Citibank, N.A.	ZAR	10,015	570,606	570,911	—	(305)
Expiring 12/09/20	Citibank, N.A.	ZAR	8,600	502,249	487,786	14,463	—
South Korean Won,
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	KRW	909,638	744,629	758,291	—	(13,662)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	KRW	200,294	165,396	166,969	—	(1,573)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	KRW	110,800	90,257	92,364	—	(2,107)
Expiring 09/16/20	Citibank, N.A.	KRW	196,162	159,222	163,607	—	(4,385)
Expiring 09/17/20	Citibank, N.A.	KRW	2,014	1,682	1,679	3	—
Swedish Krona,
Expiring 07/02/20	Citibank, N.A.	SEK	45	4,782	4,829	—	(47)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	SEK	23,367	2,508,001	2,508,159	—	(158)
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	SEK	136	14,603	14,598	5	—
Expiring 08/04/20	HSBC Bank USA, N.A.	SEK	1,120	119,464	120,248	—	(784)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Swedish Krona (continued),
Expiring 09/16/20	Barclays Bank PLC	SEK	323,977	$35,278,942	$34,801,214	$477,728	$—
Expiring 09/16/20	Barclays Bank PLC	SEK	77,083	8,264,869	8,280,144	—	(15,275)
Expiring 09/16/20	Barclays Bank PLC	SEK	52,932	5,627,414	5,685,918	—	(58,504)
Expiring 09/16/20	Barclays Bank PLC	SEK	24,883	2,689,805	2,672,933	16,872	—
Expiring 09/16/20	Barclays Bank PLC	SEK	16,583	1,809,774	1,781,295	28,479	—
Expiring 09/16/20	Barclays Bank PLC	SEK	5,632	614,137	604,963	9,174	—
Expiring 09/16/20	Barclays Bank PLC	SEK	3,780	410,358	406,032	4,326	—
Expiring 09/16/20	Citibank, N.A.	SEK	7,777	838,915	835,396	3,519	—
Expiring 09/16/20	Citibank, N.A.	SEK	601	62,675	64,519	—	(1,844)
Expiring 09/16/20	Citibank, N.A.	SEK	302	31,501	32,480	—	(979)
Expiring 09/16/20	Citibank, N.A.	SEK	292	31,407	31,366	41	—
Expiring 09/16/20	UBS AG	SEK	217	153	—	153	—
Expiring 09/17/20	UBS AG	SEK	0	41	41	—	—
Swiss Franc,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	CHF	1,273	1,326,898	1,343,683	—	(16,785)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	CHF	257	267,311	271,270	—	(3,959)
Expiring 07/02/20	UBS AG	CHF	138	145,812	145,662	150	—
Expiring 09/16/20	Citibank, N.A.	CHF	323	334,091	341,705	—	(7,614)
Expiring 09/16/20	Citibank, N.A.	CHF	323	337,953	341,705	—	(3,752)
Expiring 09/16/20	Citibank, N.A.	CHF	28	29,628	29,621	7	—
Expiring 09/17/20	BNP Paribas S.A.	CHF	26	27,513	27,502	11	—
Turkish Lira,
Expiring 07/16/20	JPMorgan Chase Bank, N.A.	TRY	0	53	54	—	(1)
Expiring 09/17/20	UBS AG	TRY	11	1,508	1,531	—	(23)
Expiring 10/16/20	BNP Paribas S.A.	TRY	0	53	53	—	—

				$694,318,858	$694,019,275	5,563,131	(5,263,548)

						$10,028,077	$(8,223,363)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Republic of Chile	12/20/24	1.000%(Q)	1,300	$38,464	$(13,687)	$(52,151)
State of Qatar	12/20/24	1.000%(Q)	1,300	39,538	(19,038)	(58,576)

				$78,002	$(32,725)	$(110,727)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Daimler AG	12/20/20	1.000%(Q)	EUR	150	0.317%	$1,050	$595	$(455)
Daimler AG	12/20/20	1.000%(Q)	EUR	100	0.317%	(246)	397	643
Ford Motor Credit Co. LLC	06/20/22	5.000%(Q)		200	3.174%	24,969	7,189	(17,780)
General Electric Co.	12/20/20	1.000%(Q)		100	0.886%	(1,108)	80	1,188
General Electric Co.	12/20/23	1.000%(Q)		100	1.468%	(5,459)	(1,557)	3,902
Marks & Spencer Group PLC	06/20/23	1.000%(Q)	EUR	300	2.642%	(7,219)	(15,757)	(8,538)

						$11,987	$(9,053)	$(21,040)

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Buy Protection(1):
Japan Govt.	06/20/22	(1.000)%(Q)	1,200	$(22,755)	$(31,066)	$8,311	BNP Paribas S.A.
Japan Govt.	06/20/22	(1.000)%(Q)	1,000	(18,962)	(25,289)	6,327	Goldman Sachs International
Japan Govt.	06/20/22	(1.000)%(Q)	800	(15,170)	(20,094)	4,924	Barclays Bank PLC
Japan Govt.	06/20/22	(1.000)%(Q)	500	(9,481)	(12,473)	2,992	Citibank, N.A.
Japan Govt.	06/20/22	(1.000)%(Q)	100	(1,896)	(2,493)	597	Bank of America, N.A.
People’s Republic of China	06/20/23	(1.000)%(Q)	900	(20,705)	(13,830)	(6,875)	Goldman Sachs International
People’s Republic of China	06/20/23	(1.000)%(Q)	400	(9,202)	(6,072)	(3,130)	Barclays Bank PLC
Republic of Korea	06/20/23	(1.000)%(Q)	1,700	(43,041)	(32,804)	(10,237)	BNP Paribas S.A.
Republic of Korea	06/20/23	(1.000)%(Q)	800	(20,255)	(16,298)	(3,957)	Barclays Bank PLC
Republic of Korea	06/20/23	(1.000)%(Q)	400	(10,127)	(7,941)	(2,186)	HSBC Bank USA, N.A.

				$(171,594)	$(168,360)	$(3,234)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Republic of South Africa	06/20/23	1.000%(Q)	200	2.507%	$(8,611)	$(7,995)	$(616)	JPMorgan Chase Bank, N.A.
Republic of South Africa	06/20/24	1.000%(Q)	400	2.785%	(26,746)	(14,855)	(11,891)	Goldman Sachs International

					$(35,357)	$(22,850)	$(12,507)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Buy Protection(1):
CDX.EM.32.V1	12/20/24	1.000%(Q)		592	$27,358	$21,124	$(6,234)
CDX.NA.HY.33.V3	12/20/24	5.000%(Q)		552	(33,066)	2,103	35,169
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		4,085	234,096	21,540	(212,556)
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)		17,000	32,349	104,414	72,065
CDX.NA.IG.34.V1	06/20/30	1.000%(Q)		1,200	17,022	10,151	(6,871)
iTraxx Europe Crossover S32.V1	06/20/29	1.000%(Q)	EUR	3,100	(17,169)	(2,477)	14,692

					$260,590	$156,855	$(103,735)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	2,947	5.157%	$(116,661)	$(15,539)	$101,122
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	12,840	0.757%	(44,785)	154,798	199,583

					$(161,446)	$139,259	$300,705

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices—Sell Protection(2):
CMBX.NA.AAA.8	10/17/57	0.500%(M)	1,200	*	$12,173	$(61,757)	$73,930	Goldman Sachs International

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	1,500	3 Month BBSW plus 42bps(Q)	0	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$5,012	$—	$5,012
AUD	1,035	3 Month BBSW plus 42.25bps(Q)	0	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	5,131	—	5,131

							$10,143	$—	$10,143

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Inflation swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	2,620	08/15/20	1.160%(T)	France CPI ex Tobacco Household(1)(T)	$294	$(43,519)	$(43,813)
EUR	500	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	(4)	(18,335)	(18,331)
EUR	100	11/15/39	1.410%(T)	France CPI ex Tobacco Household(2)(T)	—	8,995	8,995
GBP	2,200	06/15/22	2.890%(T)	U.K. Retail Price Index(2)(T)	820	17,040	16,220
GBP	1,900	09/15/24	3.850%(T)	U.K. Retail Price Index(2)(T)	—	144,944	144,944
GBP	9,200	01/15/25	3.330%(T)	U.K. Retail Price Index(2)(T)	255,479	278,640	23,161
GBP	220	11/15/28	3.603%(T)	U.K. Retail Price Index(2)(T)	—	17,953	17,953
GBP	100	12/15/28	3.632%(T)	U.K. Retail Price Index(2)(T)	—	8,644	8,644
GBP	300	01/15/30	3.386%(T)	U.K. Retail Price Index(1)(T)	—	5,947	5,947
GBP	500	01/15/30	3.438%(T)	U.K. Retail Price Index(2)(T)	—	14,227	14,227
GBP	400	01/15/30	3.480%(T)	U.K. Retail Price Index(2)(T)	5,225	14,181	8,956
GBP	200	02/15/30	3.436%(T)	U.K. Retail Price Index(1)(T)	—	4,581	4,581
GBP	500	02/15/30	3.450%(T)	U.K. Retail Price Index(1)(T)	667	12,615	11,948
GBP	1,000	02/15/30	3.453%(T)	U.K. Retail Price Index(1)(T)	—	25,730	25,730
GBP	510	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	16,562	43,160	26,598
GBP	80	04/15/31	3.140%(T)	U.K. Retail Price Index(2)(T)	(7,760)	(1,877)	5,883
GBP	2,020	06/15/31	3.100%(T)	U.K. Retail Price Index(2)(T)	(240,938)	(83,192)	157,746
GBP	70	10/15/31	3.530%(T)	U.K. Retail Price Index(2)(T)	1,761	5,654	3,893
	5,800	03/18/21	1.927%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(92,174)	(92,174)
	900	06/17/21	0.900%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	131	131
	2,700	06/18/21	1.030%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	130	3,033	2,903
	1,800	07/01/21	1.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	1	1
	700	07/02/21	1.345%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	5	5
	600	07/25/21	1.432%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(7,478)	(7,478)
	600	07/26/21	1.550%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	11,856	2,348	(9,508)
	1,100	08/06/21	1.432%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(13,680)	(13,680)
	10,680	09/09/21	1.445%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(133,056)	(133,056)
	460	09/12/21	1.603%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	8,475	(574)	(9,049)
	2,100	09/20/21	1.580%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(33,019)	(33,019)
	1,900	09/20/21	1.592%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(231)	(30,338)	(30,107)
	1,200	10/01/21	1.488%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(17,244)	(17,244)
	600	07/15/22	2.069%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(18,834)	(18,834)
	3,320	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(152,564)	(152,564)
	1,255	04/13/23	2.220%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	(63,674)	(63,674)
	800	05/08/23	2.560%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(129,960)	(116,594)	13,366
	1,680	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	3,313	164,714	161,401
	750	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	78,435	78,435
	760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	79,795	79,795
	200	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(35)	20,866	20,901
	2,400	11/04/29	1.760%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(1,984)	76,587	78,571
	281	03/30/30	1.235%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	6,273	6,273
	1,123	03/30/30	1.269%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	20,913	20,913
	281	03/30/30	1.298%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	4,379	4,379
	468	03/31/30	1.176%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	13,354	13,354
	497	04/03/30	1.099%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	27,910	27,910
	498	04/28/30	1.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	7,499	7,499
	1,800	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(40,582)	(40,582)
	706	05/29/30	1.367%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	10,692	10,692
	665	06/15/30	1.502%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	4,308	4,308

					$(76,330)	$256,820	$333,150

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Inflation swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreement:
3,000	11/23/20	1.570%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$1,441	$—	$1,441	Bank of America, N.A.

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	400	01/04/21	8.880%(T)	1 Day BROIS(2)(T)	$(1,077)	$6,868	$7,945
CAD	1,400	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	—	10,999	10,999
CAD	500	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	1,893	6,945	5,052
CAD	900	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	13,680	13,680
CAD	1,100	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(8,177)	29,876	38,053
CAD	400	06/19/29	2.500%(S)	3 Month CDOR(2)(S)	12,651	39,810	27,159
CAD	500	10/02/29	1.713%(S)	3 Month CDOR(2)(S)	49	24,768	24,719
CAD	1,400	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	9,902	87,085	77,183
CAD	2,600	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	(3,494)	90,741	94,235
CAD	1,400	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	44,947	355,445	310,498
CAD	1,600	03/07/49	2.565%(S)	3 Month CDOR(2)(S)	20,769	358,119	337,350
CHF	3,500	06/30/25	(0.530)%(A)	6 Month CHF LIBOR(2)(S)	6	133	127
CNH	4,200	09/16/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(13,850)	(13,850)
CZK	5,900	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	27,856	27,856
EUR	1,000	12/11/21	(0.339)%(S)	6 Month EURIBOR(2)(S)	—	718	718
EUR	700	12/15/22	(0.300)%(A)	6 Month EURIBOR(1)(S)	(1,110)	(1,722)	(612)
EUR	600	09/16/25	(0.500)%(A)	6 Month EURIBOR(2)(S)	(8,281)	(5,221)	3,060
EUR	10,200	12/15/25	(0.150)%(A)	6 Month EURIBOR(2)(S)	86,540	111,662	25,122
EUR	1,300	06/19/29	1.310%(A)	6 Month EURIBOR(2)(S)	39,622	105,102	65,480
EUR	900	09/16/30	(0.250)%(A)	6 Month EURIBOR(2)(S)	(16,844)	(9,344)	7,500
EUR	8,600	12/15/30	0.250%(A)	6 Month EURIBOR(2)(S)	354,280	392,128	37,848
EUR	700	12/15/50	0.600%(A)	6 Month EURIBOR(2)(S)	118,237	135,188	16,951
GBP	3,600	12/16/22	0.250%(S)	6 Month GBP LIBOR(2)(S)	2,189	8,479	6,290
GBP	500	09/16/25	0.500%(S)	6 Month GBP LIBOR(2)(S)	6,247	8,075	1,828
GBP	3,600	12/16/25	0.500%(S)	6 Month GBP LIBOR(2)(S)	39,059	57,087	18,028
GBP	900	12/16/25	0.500%(A)	1 Day SONIA(2)(A)	24,259	27,570	3,311
GBP	8,352	12/07/30	0.550%(S)	6 Month GBP LIBOR(1)(S)	186,415	(189,774)	(376,189)
GBP	600	12/16/30	0.500%(S)	6 Month GBP LIBOR(2)(S)	5,660	8,912	3,252
GBP	500	12/03/39	0.905%(A)	1 Day SONIA(1)(A)	—	(38,150)	(38,150)
GBP	500	12/03/39	1.080%(Q)	3 Month GBP LIBOR(2)(Q)	—	39,892	39,892
GBP	600	06/17/50	0.500%(S)	6 Month GBP LIBOR(1)(S)	7,537	(14,964)	(22,501)
GBP	200	09/16/50	0.500%(S)	6 Month GBP LIBOR(2)(S)	(146)	4,988	5,134
GBP	1,200	12/16/50	0.500%(S)	6 Month EURIBOR(2)(S)	22,465	29,829	7,364
HUF	83,400	03/20/24	1.500%(A)	6 Month BUBOR(2)(S)	2,686	8,808	6,122
JPY	1,840,000	06/19/24	0.000%(S)	6 Month JPY LIBOR(1)(S)	(23,030)	(22,560)	470
JPY	1,090,000	06/19/29	0.200%(S)	6 Month JPY LIBOR(1)(S)	(180,170)	(149,960)	30,210
JPY	230,000	06/19/33	1.500%(S)	6 Month JPY LIBOR(1)(S)	(363,105)	(381,603)	(18,498)
JPY	590,975	06/19/39	0.400%(S)	6 Month JPY LIBOR(2)(S)	12,173	163,661	151,488
JPY	530,000	06/19/49	0.500%(S)	6 Month JPY LIBOR(2)(S)	132,474	229,976	97,502
KRW	188,000	09/16/30	0.927%(Q)	3 Month KWCDC(2)(Q)	—	(272)	(272)
MXN	40,900	01/12/23	5.825%(M)	28 Day Mexican Interbank Rate(2)(M)	(130,803)	59,724	190,527
NZD	700	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	1,963	(96,870)	(98,833)
PLN	1,600	01/30/29	2.405%(A)	6 Month WIBOR(2)(S)	—	56,230	56,230
	7,600	08/10/21	1.450%(S)	3 Month LIBOR(2)(Q)	75,548	91,388	15,840
	7,500	08/13/21	1.450%(S)	3 Month LIBOR(2)(Q)	74,657	90,300	15,643
	8,700	12/18/21	2.500%(S)	3 Month LIBOR(1)(Q)	(79,819)	(296,838)	(217,019)
	42,900	03/18/22	—(8)	—(8)	700	(4,584)	(5,284)
	15,500	04/26/22	—(3)	—(3)	—	(980)	(980)
	11,000	06/17/22	1.000%(S)	3 Month LIBOR(1)(Q)	(168,632)	(171,522)	(2,890)

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued):
	9,000	04/27/23	—(6)	—(6)	$—	$2,051	$2,051
	2,650	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	(85,242)	(85,242)
	1,500	03/07/24	—(7)	—(7)	—	2,887	2,887
	2,100	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	(63,945)	(63,945)
	17,140	08/31/24	0.380%(S)	3 Month LIBOR(2)(Q)	3,472	77,217	73,745
	2,450	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	(71,038)	(71,038)
	5,600	09/06/24	—(4)	—(4)	494	1,233	739
	1,650	09/17/24	1.360%(S)	3 Month LIBOR(1)(Q)	—	(52,959)	(52,959)
	1,600	10/04/24	—(5)	—(5)	—	3,213	3,213
	5,518	11/30/24	0.100%(A)	1 Day USOIS(2)(A)	3,450	11,367	7,917
	6,500	12/18/24	2.500%(S)	3 Month LIBOR(2)(Q)	628,657	646,263	17,606
	4,900	05/31/25	2.959%(S)	3 Month LIBOR(1)(Q)	—	(646,395)	(646,395)
	2,700	05/31/25	2.986%(S)	3 Month LIBOR(1)(Q)	—	(359,886)	(359,886)
	2,700	06/17/25	1.250%(S)	3 Month LIBOR(1)(Q)	(119,491)	(125,616)	(6,125)
	900	12/16/25	1.000%(S)	3 Month LIBOR(1)(Q)	(26,082)	(28,575)	(2,493)
	33,875	04/30/26	2.100%(S)	3 Month LIBOR(1)(Q)	260	(3,444,714)	(3,444,974)
	1,144	05/27/26	1.735%(S)	3 Month LIBOR(1)(Q)	—	(91,949)	(91,949)
	1,800	06/19/26	3.000%(S)	3 Month LIBOR(1)(Q)	(45,622)	(280,683)	(235,061)
	38,952	06/30/26	1.550%(S)	3 Month LIBOR(1)(Q)	123,051	(2,685,580)	(2,808,631)
	5,680	11/15/26	1.650%(S)	3 Month LIBOR(1)(Q)	23,206	(450,904)	(474,110)
	3,794	02/15/27	0.750%(S)	3 Month LIBOR(1)(Q)	702	(77,735)	(78,437)
	2,750	03/24/27	0.770%(S)	3 Month LIBOR(2)(Q)	35,011	65,053	30,042
	9,616	05/15/27	0.260%(A)	1 Day USOIS(1)(A)	(32,278)	(21,472)	10,806
	1,000	06/20/28	2.250%(S)	3 Month LIBOR(1)(Q)	66,256	(137,515)	(203,771)
	1,200	12/10/29	2.000%(S)	3 Month LIBOR(1)(Q)	(24,070)	(157,285)	(133,215)
	800	12/18/29	1.500%(S)	3 Month LIBOR(1)(Q)	6,130	(67,087)	(73,217)
	2,100	12/18/29	1.500%(S)	3 Month LIBOR(1)(Q)	37,577	(176,102)	(213,679)
	5,500	01/06/30	1.625%(S)	3 Month LIBOR(1)(Q)	(90,463)	(549,086)	(458,623)
	3,200	01/15/30	2.000%(S)	3 Month LIBOR(1)(Q)	(13,992)	(438,899)	(424,907)
	1,350	06/17/30	1.250%(S)	3 Month LIBOR(1)(Q)	(80,214)	(82,299)	(2,085)
	300	06/17/30	1.250%(S)	3 Month LIBOR(2)(Q)	(13,482)	(18,287)	(4,805)
	11,940	06/24/30	0.689%(S)	3 Month LIBOR(1)(Q)	—	(63,533)	(63,533)
	500	12/16/30	1.000%(S)	3 Month LIBOR(1)(Q)	(12,357)	(15,987)	(3,630)
	5,456	11/15/44	1.850%(S)	3 Month LIBOR(1)(Q)	11,775	(1,181,515)	(1,193,290)
	483	03/17/50	0.900%(S)	3 Month LIBOR(1)(Q)	8,194	921	(7,273)
	179	03/18/50	0.792%(S)	3 Month LIBOR(1)(Q)	—	5,676	5,676
	186	03/19/50	0.818%(S)	3 Month LIBOR(1)(Q)	—	4,559	4,559
	1,100	06/17/50	1.500%(S)	3 Month LIBOR(1)(Q)	(173,294)	(176,644)	(3,350)
ZAR	6,200	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	1,727	31,838	30,111

					$616,857	$(9,414,826)	$(10,031,683)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	5,200	04/01/24	2.930%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$19,726	$—	$19,726	Goldman Sachs Bank USA
CNH	5,800	04/01/24	2.935%(Q)	7 Day China Fixing Repo Rates(2)(Q)	22,160	—	22,160	Citibank, N.A.
CNH	6,900	06/19/24	3.005%(Q)	7 Day China Fixing Repo Rates(2)(Q)	27,018	—	27,018	BNP Paribas S.A.
CNH	5,400	06/19/24	3.010%(Q)	7 Day China Fixing Repo Rates(2)(Q)	21,291	—	21,291	Goldman Sachs International
CNH	13,000	06/19/24	3.025%(Q)	7 Day China Fixing Repo Rates(2)(Q)	52,310	—	52,310	Goldman Sachs International
CNH	20,000	06/19/24	3.200%(Q)	7 Day China Fixing Repo Rates(2)(Q)	99,408	—	99,408	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (continued):
CNH	2,900	07/01/24	2.898%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$10,796	$—	$10,796	Citibank, N.A.
CNH	14,900	07/05/24	2.785%(Q)	7 Day China Fixing Repo Rates(2)(Q)	45,577	—	45,577	JPMorgan Chase Bank, N.A.
CNH	12,500	07/25/24	2.845%(Q)	7 Day China Fixing Repo Rates(2)(Q)	41,610	(7)	41,617	Citibank, N.A.
CNH	15,000	03/17/25	2.510%(Q)	7 Day China Fixing Repo Rates(1)(Q)	(18,290)	—	(18,290)	Bank of America, N.A.
CNH	6,000	04/15/25	1.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(15,776)	—	(15,776)	Citibank, N.A.
CNH	4,100	04/16/25	1.820%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(12,916)	—	(12,916)	Standard Chartered Bank, London
ILS	1,300	05/18/27	0.455%(A)	3 Month TELBOR(2)(Q)	2,864	(26)	2,890	BNP Paribas S.A.
ILS	850	02/16/28	1.971%(A)	3 Month TELBOR(2)(Q)	30,646	(56)	30,702	Goldman Sachs Bank USA
ILS	520	03/21/28	1.883%(A)	3 Month TELBOR(2)(Q)	17,571	—	17,571	Goldman Sachs Bank USA
ILS	460	06/20/28	1.950%(A)	3 Month TELBOR(2)(Q)	15,871	—	15,871	Barclays Bank PLC
ILS	360	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	12,811	—	12,811	Goldman Sachs Bank USA
ILS	280	06/20/28	1.998%(A)	3 Month TELBOR(2)(Q)	9,965	17	9,948	HSBC Bank USA, N.A.
ILS	440	06/20/28	2.078%(A)	3 Month TELBOR(2)(Q)	16,466	—	16,466	JPMorgan Chase Bank, N.A.
ILS	800	04/22/29	1.780%(A)	3 Month TELBOR(2)(Q)	26,232	(25)	26,257	Goldman Sachs Bank USA
ILS	900	04/29/29	1.755%(A)	3 Month TELBOR(2)(Q)	28,881	19	28,862	Citibank, N.A.
ILS	800	04/30/29	1.779%(A)	3 Month TELBOR(2)(Q)	26,151	17	26,134	Goldman Sachs Bank USA
ILS	600	05/01/29	1.786%(A)	3 Month TELBOR(2)(Q)	19,716	32	19,684	BNP Paribas S.A.
KRW	604,200	03/20/24	1.725%(Q)	3 Month KWCDC(2)(Q)	16,331	—	16,331	Bank of America, N.A.
KRW	1,735,900	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	106,023	—	106,023	BNP Paribas S.A.
KRW	442,000	03/20/29	1.795%(Q)	3 Month KWCDC(2)(Q)	26,996	—	26,996	Standard Chartered Bank, London
KRW	442,300	06/19/29	1.718%(Q)	3 Month KWCDC(2)(Q)	25,193	—	25,193	Goldman Sachs Bank USA
RUB	383,500	11/20/21	6.500%(A)	3 Month MosPRIME(2)(Q)	300,133	—	300,133	Goldman Sachs Bank USA
RUB	328,700	11/20/21	6.500%(A)	3 Month MosPRIME(2)(Q)	257,246	1,401	255,845	Goldman Sachs Bank USA
RUB	197,200	11/20/21	6.500%(A)	3 Month MosPRIME(2)(Q)	154,332	(1,017)	155,349	Goldman Sachs Bank USA

					$1,386,342	$355	$1,385,987

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.375 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

(8)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.125 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
10 Year Euro-Bund Futures(M)	—	Bank of America, N.A.	9/08/20	EUR	(14,039)	$(93,340)	$—	$(93,340)
10 Year Gilt Futures(M)	—	Bank of America, N.A.	9/28/20	GBP	824	1,851	—	1,851
10 Year Heng Sang Futures(M)	—	JPMorgan Chase Bank, N.A.	7/30/20	HKD	31,960	(56,684)	—	(56,684)
10 Year Japan Bond Futures(M)	—	Bank of America, N.A.	9/14/20	JPY	3,801,100	(21,764)	—	(21,764)
10 Year U.S. Treasury Notes Futures(M)	—	Bank of America, N.A.	9/21/20		3,885	11,434	—	11,434
2U, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(114)	(9,147)	—	(9,147)
3M Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	2/13/25		(99)	6,383	—	6,383
A.O. Smith Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(10)	443	—	443
Aaron’s, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		136	(5,233)	—	(5,233)
Abbott Laboratories(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/27/23		63	810	—	810
AbbVie, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/04/23		464	7,418	—	7,418
Abcam PLC	1 Day SONIA -25 bps(M)	Goldman Sachs International	6/25/25	GBP	(71)	3,085	—	3,085
ABC-Mart, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	7,315	(3,385)	—	(3,385)
Abiomed, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(51)	849	—	849
Acadia Healthcare Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(1)	181	—	181
Accenture PLC (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/30/25		224	7,645	—	7,645
Acciona SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	6/03/24	EUR	16	(568)	—	(568)
ACI Worldwide Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		63	(1,261)	—	(1,261)
ACOM(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(10,749)	7,661	—	7,661
Activision Blizzard, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		102	2,641	—	2,641
Acuity Brands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		408	(38,002)	—	(38,002)
Adient PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/10/23		(170)	33,147	—	33,147
Admiral Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/16/25	GBP	(31)	539	—	539
Adobe Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		114	10,987	—	10,987
ADT, Inc.(M)	1 Day USOIS -185 bps(M)	Goldman Sachs International	2/13/25		(54)	2,806	—	2,806
Adtalem Global Education, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		102	(10,617)	—	(10,617)
Advance Auto Parts, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/03/25		(19)	51	—	51
Advanced Micro Devices, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(128)	6,805	—	6,805

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Advantest Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(12,061)	$(2,645)	$—	$(2,645)
AECOM Technology Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/18/24		(292)	18,137	—	18,137
Aeon Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(26,194)	(6,089)	—	(6,089)
AEON Financial Services Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	10,850	(8,300)	—	(8,300)
AES Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/17/24		42	1,953	—	1,953
AFLAC, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(308)	22,543	—	22,543
Afterpay Touch Group Ltd3(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	9/19/24	AUD	(158)	(24,056)	—	(24,056)
AGCO Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/18/24		71	(7,043)	—	(7,043)
Aggreko PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	5/16/24	GBP	154	(21,434)	—	(21,434)
Agilent Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		47	(364)	—	(364)
Agios Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(243)	(8,464)	—	(8,464)
AGL Energy Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	8/25/23	AUD	1,188	(29,691)	—	(29,691)
AIA Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	6/14/23	HKD	(3,871)	11,545	—	11,545
Air Lease Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		257	(31,120)	—	(31,120)
Air Products and Chemicals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/03/24		(151)	1,604	—	1,604
Air Water, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	5,636	(2,769)	—	(2,769)
Airbus SE(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	8/11/23	EUR	(92)	6,277	—	6,277
Aisin Seiki Co. Ltd.(M)	—	Goldman Sachs International	4/03/25	JPY	7,890	(2,894)	—	(2,894)
Ajinomoto Co., Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(10,438)	2,161	—	2,161
Akamai Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		98	4,271	—	4,271
Alaska Air Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		42	(8,974)	—	(8,974)
Albemarle Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(30)	1,710	—	1,710
Alcoa Corp. (M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(290)	29,039	—	29,039
Alexion Pharmaceuticals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		313	(10,114)	—	(10,114)
Alfresa Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	24,441	(3,003)	—	(3,003)
Align Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/10/23		95	75	—	75
Alkermes PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		63	7,797	—	7,797
Alleghany Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(138)	4,973	—	4,973

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Allegheny Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		154	$(14,716)	$—	$(14,716)
Allegion PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(95)	4,912	—	4,912
Allete, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(41)	5,560	—	5,560
Alliance Data Systems Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		313	(86,615)	—	(86,615)
Alliant Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(204)	4,727	—	4,727
Allison Transmission Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/31/24		83	(5,810)	—	(5,810)
Allstate Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		270	(16,296)	—	(16,296)
Ally Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/31/24		142	(6,193)	—	(6,193)
Alnylam Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(51)	2,208	—	2,208
Alphabet, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		759	(18,977)	—	(18,977)
Alps Alpine Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	14,633	(5,856)	—	(5,856)
Alteryx, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/24		(68)	(5,669)	—	(5,669)
Altice USA, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(618)	73,299	—	73,299
Altium Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(89)	1,997	—	1,997
Altria Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/01/24		163	(2,534)	—	(2,534)
Alumina Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	3/14/24	AUD	(166)	2,891	—	2,891
Amada Holdings(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	16,659	(21,026)	—	(21,026)
Amazon.com, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/12/24		424	20,633	—	20,633
AMC Networks, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/30/23		192	(44,591)	—	(44,591)
Amcor PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/11/23		(516)	1,133	—	1,133
Amdocs Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		301	(14,520)	—	(14,520)
Amedisys, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/19/24		(222)	(8,136)	—	(8,136)
AMERCO(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		128	(1,783)	—	(1,783)
Ameren Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/03/25		(174)	4,117	—	4,117
American Airlines Group, Inc.(M)	1 Day USOIS -340 bps(M)	Goldman Sachs International	6/14/23		(444)	131,180	—	131,180
American Eagle Outfitters, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/13/23		27	(3,801)	—	(3,801)
American Electric Power Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/03/24		(253)	13,529	—	13,529
American Express Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(535)	57,060	—	57,060

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
American Financial Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	2/13/25		48	$(5,339)	$—	$(5,339)
American International Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		217	(29,479)	—	(29,479)
Ameriprise Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		350	(15,600)	—	(15,600)
AmerisourceBergen Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/05/24		305	1,102	—	1,102
AMETEK, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/26/25		(195)	7,762	—	7,762
Amgen, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		306	10,187	—	10,187
Amphenol Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(66)	3,337	—	3,337
Ampol Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	5/14/25	AUD	110	2,830	—	2,830
ANA Holdings, Inc.(M)	1 Day TONAT -150 bps(M)	Goldman Sachs International	6/25/25	JPY	(6,032)	3,337	—	3,337
Analog Devices, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/05/24		66	(401)	—	(401)
Anaplan, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/30/25		(65)	2,660	—	2,660
Anglo American PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	9/02/24	GBP	92	1,468	—	1,468
Anritsu Corp.(M)	1 Day TONAT -200 bps(M)	Goldman Sachs International	6/25/25	JPY	(5,551)	(816)	—	(816)
Ansell Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/16/25	AUD	397	8,968	—	8,968
ANSYS, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/31/24		30	678	—	678
Antero Resources Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/03/24		68	(8,156)	—	(8,156)
Anthem, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		338	(31,012)	—	(31,012)
Antofagasta PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	9/11/23	GBP	(83)	(2,540)	—	(2,540)
AON PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/23		(248)	823	—	823
Aozora Bank, Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	3,576	(1,793)	—	(1,793)
APA Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/15/23	AUD	(588)	(13,210)	—	(13,210)
Apache Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(419)	76,856	—	76,856
Apple, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(253)	(107)	—	(107)
Applied Materials, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		246	1,682	—	1,682
AptarGroup, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/13/25		(327)	(7,722)	—	(7,722)
Aptiv PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(553)	(4,319)	—	(4,319)
Aramark Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/31/24		193	(33,999)	—	(33,999)
Arch Capital Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(38)	1,254	—	1,254

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Archer Daniels Midland Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		247	$(5,855)	$—	$(5,855)
Arista Networks, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(259)	16,713	—	16,713
Aristocrat Leisure Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/16/25	AUD	280	(11,786)	—	(11,786)
Armstrong World Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(373)	12,982	—	12,982
Arrow Electronics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		259	(8,112)	—	(8,112)
Arrowhead Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/17/25		(10)	(377)	—	(377)
Arthur J. Gallagher & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(88)	312	—	312
Asahi Glass Co. Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	62,966	(50,409)	—	(50,409)
Asahi Group Holdings Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	20,421	(20,227)	—	(20,227)
Asahi Intecc, Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(44,778)	(7,058)	—	(7,058)
Asahi Kasei Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	3/13/25	JPY	27,009	(12,091)	—	(12,091)
ASGN, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/13/25		247	(816)	—	(816)
Ashland Global Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(210)	7,171	—	7,171
Ashmore Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/15/24	GBP	(51)	2,190	—	2,190
Ashtead Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	11/17/23	GBP	(69)	(6,128)	—	(6,128)
Asics Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(23,714)	24,705	—	24,705
ASM Pacific Technology Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	6/14/23	HKD	(277)	(444)	—	(444)
Asos PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	6/18/24	GBP	64	1,431	—	1,431
Aspen Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		159	(5,334)	—	(5,334)
Associated Ban-Corp(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		44	(1,430)	—	(1,430)
Associated British Foods PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/16/25	GBP	42	(1,376)	—	(1,376)
Assurant, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		231	(20,936)	—	(20,936)
Assured Guaranty Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		104	(5,622)	—	(5,622)
Astellas Pharma, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	10,114	(219)	—	(219)
AstraZeneca PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	6/03/24	GBP	(147)	(3,481)	—	(3,481)
AT&T, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		506	(24,417)	—	(24,417)
Athene Holding Ltd. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(75)	4,385	—	4,385
Atlas Arteria Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/31/24	AUD	(462)	4,647	—	4,647

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Atlassian Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(69)	$(1,961)	$—	$(1,961)
Atmos Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(113)	(550)	—	(550)
Aurizon Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	6/03/24	AUD	374	7,823	—	7,823
AusNet Services(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(346)	4,004	—	4,004
Australia and New Zealand Banking Group Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/16/25	AUD	27	(1,944)	—	(1,944)
Auto Trader Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	6/03/24	GBP	34	(879)	—	(879)
Autodesk, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		75	1,613	—	1,613
Autoliv, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/14/24		(262)	9,364	—	9,364
Automatic Data Processing, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(79)	3,473	—	3,473
Autonation, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		280	(26,232)	—	(26,232)
AutoZone, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(62)	804	—	804
Avalara, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/11/23		(61)	(9,108)	—	(9,108)
Avangrid, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(55)	3,534	—	3,534
Avanos Medical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(181)	23,580	—	23,580
Avast PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	6/03/24	GBP	30	5,804	—	5,804
Avery Dennison Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(142)	6,156	—	6,156
Avis Budget Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	2/13/25		72	(3,381)	—	(3,381)
Aviva PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	12/27/23	GBP	515	(26,622)	—	(26,622)
Avnet, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		200	(17,434)	—	(17,434)
AXA Equitable Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/14/24		190	(4,217)	—	(4,217)
Axalta Coatings System Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(32)	(248)	—	(248)
Axis Capital Holdings Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/17/25		(291)	10,438	—	10,438
Axon Enterprise, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/19/24		(214)	(119)	—	(119)
Azbil North America, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	5,109	4,489	—	4,489
B&M European Value Retail SA(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(169)	(12,430)	—	(12,430)
Babcock International Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	5/16/24	GBP	149	(35,698)	—	(35,698)
BAE Systems PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	6/03/24	GBP	199	(18,499)	—	(18,499)
Baker Hughes, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(423)	69,654	—	69,654

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Balfour Beatty PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/16/25	GBP	76	$(1,671)	$—	$(1,671)
Ball Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(736)	24,210	—	24,210
Banco de Sabadell SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	9/02/24	EUR	(75)	4,844	—	4,844
BancorpSouth, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(184)	10,107	—	10,107
Bandai Namco Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(14,670)	4,492	—	4,492
Bank of America Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(51)	8,010	—	8,010
Bank of Hawaii Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(181)	15,488	—	15,488
BanK of Kyoto Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(11,348)	5,796	—	5,796
Bank Of New York Mellon (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/31/24		220	4,129	—	4,129
Bank of Queensland Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	6/25/25	AUD	21	(358)	—	(358)
BankUnited, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(17)	2,185	—	2,185
Barclays PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	7/04/24	GBP	228	(17,173)	—	(17,173)
Barratt Developments PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	48	(1,715)	—	(1,715)
Baxter International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		184	1,993	—	1,993
BBA Aviation PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	6/03/24	GBP	(4)	303	—	303
Beach Energy Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	9/19/24	AUD	625	(44,686)	—	(44,686)
Beazley PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	5/16/24	GBP	(81)	1,773	—	1,773
Becton, Dickinson and Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		83	520	—	520
Bed Bath & Beyond, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		86	3,082	—	3,082
Belden, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		107	(9,702)	—	(9,702)
Bellway PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	203	(14,114)	—	(14,114)
Bendigo and Adelaide Bank Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	6/25/25	AUD	24	(45)	—	(45)
Benefit One, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(14,014)	(1,789)	—	(1,789)
Benesse Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	3,184	(6)	—	(6)
Berkeley Group Holdings PLC (The)(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(161)	11,697	—	11,697
Berry Global, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/31/24		(109)	6,899	—	6,899
Best Buy Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		231	13,153	—	13,153
BGC Partners, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/27/23		(243)	30,668	—	30,668

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
BHP Billiton PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	9/02/24	GBP	(139)	$(525)	$—	$(525)
Bio Rad Laboratories, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		526	(8,738)	—	(8,738)
Biogen, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		652	(40,223)	—	(40,223)
Biomarin Pharmaceutical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(87)	(15,111)	—	(15,111)
Bio-Techne Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(52)	(424)	—	(424)
BJ’s Wholesale Club Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/13/25		(6)	(497)	—	(497)
Black Hills Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(81)	6,377	—	6,377
Black Knight, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(66)	3,116	—	3,116
Blackbaud, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/25/25		42	(1,589)	—	(1,589)
BlackRock, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/18/24		42	(1,048)	—	(1,048)
Bloomberg Commodity Total Return Index(M)	1 Month LIBOR +11bps(M)	Merrill Lynch International	3/30/21		15,000	705,350	—	705,350
Bluebird Bio, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/23		(225)	19,327	—	19,327
BlueScope Steel Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	1/12/24	AUD	129	(7,095)	—	(7,095)
BNP Long U.S. Banks Index(Q)	3 Month LIBOR +15bps(Q)	BNP Paribas S.A.	9/13/20		372	(23,499)	—	(23,499)
BNP Long U.S. Banks Index(Q)	3 Month LIBOR +15bps(Q)	BNP Paribas S.A.	9/15/20		119	(7,493)	—	(7,493)
BNP Long U.S. Banks Index(Q)	3 Month LIBOR +15bps(Q)	BNP Paribas S.A.	9/16/20		34	805	—	805
BNP Long U.S. Banks Index(Q)	3 Month LIBOR +15bps(Q)	BNP Paribas S.A.	9/16/20		148	(9,362)	—	(9,362)
BOC Hong Kong Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	2/13/25	HKD	849	(805)	—	(805)
Boeing Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/05/24		(857)	106,025	—	106,025
BOK Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(13)	1,951	—	1,951
boohoo Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	6/25/25	GBP	111	807	—	807
Booking Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		582	(50,452)	—	(50,452)
Booz Allen Hamilton Holding Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		185	(4,172)	—	(4,172)
Boral Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	9/19/24	AUD	58	68	—	68
Borgwarner, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/11/23		37	(1,365)	—	(1,365)
Boston Beer Co., Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(41)	(49)	—	(49)
Boston Scientific Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		84	(4,721)	—	(4,721)
Boyd Gaming Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(44)	2,746	—	2,746

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
BP PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	5/16/24	GBP	(187)	$20,925	$—	$20,925
Brambles Industries Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/03/25	AUD	66	(263)	—	(263)
Bridgestone Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/17/24	JPY	7,894	(2,949)	—	(2,949)
Bright Horizons Family Solutions(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(405)	24,697	—	24,697
Brighthouse Financial, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/01/24		141	(18,487)	—	(18,487)
Brink’s Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/25/23		(101)	12,733	—	12,733
Brinker International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		314	(45,505)	—	(45,505)
Bristol-Myers Squibb Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/09/23		182	(2,153)	—	(2,153)
British American Tobacco PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	306	5,288	—	5,288
Britvic PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	5/16/24	GBP	95	(2,517)	—	(2,517)
Broadcom, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/05/24		31	1,199	—	1,199
Broadridge Financial Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(48)	(1,320)	—	(1,320)
Brother Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	31,626	(20,384)	—	(20,384)
Brown & Brown, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(62)	1,032	—	1,032
Brown-Forman Corp. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(297)	13,128	—	13,128
Bruker Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/03/24		49	(1,522)	—	(1,522)
Brunswick Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		228	4,900	—	4,900
BT Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	406	(27,796)	—	(27,796)
Budweiser Brewing Co., APAC Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	2/13/25	HKD	(4,445)	36,171	—	36,171
Bunge Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/29/23		(83)	3,423	—	3,423
Bunzl PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	6/18/24	GBP	(87)	(3,114)	—	(3,114)
Burberry Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	6/18/24	GBP	(235)	7,786	—	7,786
Burlington Stores, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(130)	7,945	—	7,945
BWX Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(43)	1,181	—	1,181
C.H. Robinson Worldwide, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(84)	(1,951)	—	(1,951)
Cable One, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(220)	1,803	—	1,803
Cabot Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		152	(18,288)	—	(18,288)
Cabot Microelectronics Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		121	(8,931)	—	(8,931)

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Cabot Oil & Gas Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(254)	$36,483	$—	$36,483
Caci International, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	2/28/24		214	(30,017)	—	(30,017)
Cadence Design Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		132	3,836	—	3,836
Caesars Entertainment, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/31/24		121	(10,027)	—	(10,027)
CaixaBank SA(m)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	8/15/24	EUR	8	(203)	—	(203)
Calbee, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	1,218	(221)	—	(221)
Campbell Soup Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/10/23		129	261	—	261
Canon Marketing Japan, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/25	JPY	6,115	(371)	—	(371)
Canon, Inc,(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(24,479)	2,843	—	2,843
Cantel Medical Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/18/24		74	(2,325)	—	(2,325)
Capcom Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(10,664)	1	—	1
Capita PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(125)	8,763	—	8,763
Capital One Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(73)	14,816	—	14,816
Capri Holdings Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/03/24		295	(36,315)	—	(36,315)
Cardinal Health, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/05/24		160	(5,634)	—	(5,634)
Carlisle Cos, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		199	(15,870)	—	(15,870)
CarMax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(139)	7,878	—	7,878
Carnival Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/05/24		184	(52,801)	—	(52,801)
Carpenter Technology Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		131	(16,595)	—	(16,595)
carsales.com(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/16/25	AUD	235	12,125	—	12,125
Carter’s, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		123	(12,082)	—	(12,082)
Carvana Co.(M)	1 Day USOIS -43 bps(M)	Goldman Sachs International	9/19/24		(156)	(9,130)	—	(9,130)
Casey’s General Stores, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		4	(283)	—	(283)
Casio Computer Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(32,192)	3,643	—	3,643
Catalent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(91)	958	—	958
Caterpillar, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(167)	7,592	—	7,592
Cathay General Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(41)	5,689	—	5,689
CBOE Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/23		(136)	8,530	—	8,530

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
CDK Global, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		217	$(14,284)	$—	$(14,284)
CDW Corp. (M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		45	(2,946)	—	(2,946)
Celanese Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		34	(3,752)	—	(3,752)
Centene Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/05/24		30	(63)	—	(63)
Centennial Resource Development, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(29)	7,628	—	7,628
CenterPoint Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(156)	(335)	—	(335)
Central Japan Railway Co.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	35,882	(38,387)	—	(38,387)
Centrica PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	12/06/23	GBP	79	(9,048)	—	(9,048)
CenturyLink, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		438	(16,324)	—	(16,324)
Ceridian HCM Holding, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(57)	(2,411)	—	(2,411)
CF Industries Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/03/25		31	(2,995)	—	(2,995)
Challenger Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/15/23	AUD	(164)	22,892	—	22,892
ChampionX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/17/25		(154)	15,671	—	15,671
Charles River Laboratories International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		525	(14,672)	—	(14,672)
Charles Schwab Corp. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(29)	4,695	—	4,695
Charter Communications, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(321)	11,268	—	11,268
Cheesecake Factory, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/13/25		94	(7,769)	—	(7,769)
Chemed Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/25/25		(145)	1,083	—	1,083
Chemours Co.(The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/17/24		48	(831)	—	(831)
Cheniere Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(395)	14,314	—	14,314
Chevron Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(238)	23,894	—	23,894
Chiba Bank, Ltd. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	3/13/25	JPY	11,423	(6,374)	—	(6,374)
Chipotle Mexican Grill, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(135)	(1,628)	—	(1,628)
Choice Hotels International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(1)	50	—	50
Chubb Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/13/25		(2)	512	—	512
Chubu Electric Power Co.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	21,108	(8,793)	—	(8,793)
Chugai Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(20,648)	(3,139)	—	(3,139)
Chugoku Electric Power Co., Inc. (The)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(10,469)	816	—	816

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Church & Dwight Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		128	$(2,156)	$—	$(2,156)
Church & Dwight Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		65	2,062	—	2,062
Churchill Downs, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/25/25		(69)	4,175	—	4,175
Cigna Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		95	(11,948)	—	(11,948)
Ciimic Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/03/24	AUD	(89)	8,363	—	8,363
Cimarex Energy Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/15/25		(133)	17,911	—	17,911
Cincinnati Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(243)	6,334	—	6,334
Cinemark Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		289	(105,066)	—	(105,066)
Cintas Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(61)	1,496	—	1,496
Cirrus Logic, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		179	(24,791)	—	(24,791)
Cisco Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		76	(593)	—	(593)
CIT Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/17/25		(126)	17,296	—	17,296
Citigroup, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/18/24		(276)	38,900	—	38,900
Citizens Financial Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/13/25		203	(25,342)	—	(25,342)
Citrix Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	11/18/24		174	7,729	—	7,729
CK Asset Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	5/02/24	HKD	2,577	(10,280)	—	(10,280)
CK Hutchison Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	6/14/23	HKD	5,336	(42,161)	—	(42,161)
Clean Harbors, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(95)	6,996	—	6,996
Cleanaway Waste Management Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	6/25/25	AUD	45	1,527	—	1,527
Clorox Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		239	20,501	—	20,501
Close Brothers Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	67	(3,359)	—	(3,359)
CLP Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	6/14/23	HKD	627	(2,584)	—	(2,584)
CME Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(210)	21,863	—	21,863
CMS Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(538)	4,296	—	4,296
CNA Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		34	(1,753)	—	(1,753)
CNO Financial Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/26/23		56	(2,550)	—	(2,550)
CNX Resources Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		10	(685)	—	(685)
Coca-Cola Amatil Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	6/03/24	AUD	496	(19,234)	—	(19,234)

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Coca-Cola Bottlers Japan Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	210	$(129)	$—	$(129)
Coca-Cola Co. (The)(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	11/18/24	GBP	180	(10,479)	—	(10,479)
Coca-Cola Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(128)	5,461	—	5,461
Cochlear Ltd., NPV	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/25/25	AUD	(206)	(187)	—	(187)
Cognex Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(182)	(7,173)	—	(7,173)
Cognizant Technology Solutions Corp. (ClassA)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		247	1,304	—	1,304
Coherent, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(230)	31,130	—	31,130
Coles Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/25/25	AUD	(143)	(3,699)	—	(3,699)
Colfax Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/24		(7)	932	—	932
Colgate-Palmolive Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		202	(55)	—	(55)
Columbia Sportswear Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(21)	(323)	—	(323)
Comcast Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/30/23		(18)	1,165	—	1,165
Comerica, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/26/25		45	(4,907)	—	(4,907)
Commerce Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(241)	27,291	—	27,291
Commercial Metals Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		393	17,407	—	17,407
Commonwealth Bank of Australia(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(360)	2,397	—	2,397
Commscope Holding Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/12/24		3	(373)	—	(373)
CommVault Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		23	440	—	440
Compass Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/16/25	GBP	20	(1,411)	—	(1,411)
Compass Minerals International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(165)	8,212	—	8,212
Computershare Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	6/25/25	AUD	116	601	—	601
Comsys Holdings Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(36,477)	(14,050)	—	(14,050)
Conagra Brands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/12/24		49	1,282	—	1,282
Concho Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(309)	61,718	—	61,718
Concordia Financial Group., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	5,114	(3,174)	—	(3,174)
Conocophillips(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(322)	36,734	—	36,734
Consolidated Edison, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		135	(3,070)	—	(3,070)
Constellation Brands, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/18/24		(75)	2,437	—	2,437

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Convatec Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(20)	$1,204	$—	$1,204
Cooper Cos., Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		30	(1,939)	—	(1,939)
Copa Holdings SA (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		128	(16,472)	—	(16,472)
Copart, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(24)	1,557	—	1,557
CoreLogic, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		37	10,197	—	10,197
Corning, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/26/25		(67)	4,195	—	4,195
Corteva, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(68)	6,404	—	6,404
COSMOS Pharmaceutical Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(24,731)	(955)	—	(955)
CoStar Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(169)	325	—	325
Costco Wholesale Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/31/23		(138)	(157)	—	(157)
Coupa Software, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/19/24		51	2,120	—	2,120
Covetrus, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/11/23		(344)	3,424	—	3,424
Cracker Barrel Old Country Store, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/18/24		30	(4,487)	—	(4,487)
Crane Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/18/24		91	(1,803)	—	(1,803)
Credit Acceptance Corp.(M)	1 Day USOIS -107.9 bps(M)	Goldman Sachs International	4/16/25		(203)	12,017	—	12,017
Credit Saison Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	13,301	(11,171)	—	(11,171)
Cree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(362)	12,508	—	12,508
Croda International PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	9/02/24	GBP	(233)	(5,512)	—	(5,512)
Crown Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(21)	132	—	132
Crown Resorts Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/16/25	AUD	197	(9,387)	—	(9,387)
CSL Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(108)	(109)	—	(109)
CSX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/18/24		(254)	9,707	—	9,707
Cullen/Frost Bankers, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(339)	32,984	—	32,984
Cummins, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		236	(8,485)	—	(8,485)
Curtiss-Wright Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		233	(33,505)	—	(33,505)
CVS Health Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/31/24		470	(21,828)	—	(21,828)
Cyber Agent, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(32,550)	(7,584)	—	(7,584)
CYBG PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	11/17/23	GBP	(99)	21,425	—	21,425

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
D.R. Horton, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	11/18/24		98	$(141)	$—	$(141)
Dai Nippon Printing Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	43,454	(17,433)	—	(17,433)
Daicel Chemical Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	18,801	(15,695)	—	(15,695)
Daifuku Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(29,816)	(21,424)	—	(21,424)
Daiichi Sankyo Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	32,625	(26,650)	—	(26,650)
Daiichi Sankyo Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(20,653)	3,606	—	3,606
Daikin Industries Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(42,335)	(10,394)	—	(10,394)
Dainippon SCREEN Mfg. Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	9/19/24	JPY	(17,292)	5,824	—	5,824
Daiwa Securities Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	8,614	(1,781)	—	(1,781)
Dana, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		241	(32,011)	—	(32,011)
Danaher Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		31	1,432	—	1,432
Darden Restaurants, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/18/24		66	(3,919)	—	(3,919)
DaVita HealthCare Partners, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		194	(12,312)	—	(12,312)
DCC Corp.(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	6/25/25	GBP	64	(1,279)	—	(1,279)
Dechra Pharmaceuticals PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	6/25/25	GBP	(87)	115	—	115
Deckers Outdoor Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		183	888	—	888
Deere & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(137)	2,309	—	2,309
DELL Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/01/24		(70)	(6,908)	—	(6,908)
Delta Airlines, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(356)	61,326	—	61,326
Deluxe Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		39	(4,386)	—	(4,386)
DeNa Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	7/05/24	JPY	24,406	(18,212)	—	(18,212)
Denso Corp. ADR(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(20,375)	1,478	—	1,478
Dentsply Sirona(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	11/18/24		208	(12,074)	—	(12,074)
Dentsu, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	7/05/24	JPY	(43,902)	54,802	—	54,802
Devon Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/27/23		(136)	27,594	—	27,594
DexCom, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(140)	(5,526)	—	(5,526)
Diageo PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/16/25		GBP (427)	25,259	—	25,259
Dick’s Sporting Goods, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/11/23		45	3,473	—	3,473

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Dillards, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		83	$(20,930)	$—	$(20,930)
Direct Line Insurance(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	7/04/24	GBP	85	(2,040)	—	(2,040)
DISCO Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(15,526)	(1,567)	—	(1,567)
Discover Financial Services(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(128)	15,435	—	15,435
Discovery, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	11/17/23		(43)	2,043	—	2,043
Docusign, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(1)	(303)	—	(303)
Dolby Laboratories, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		71	(246)	—	(246)
Dollar General Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/05/24		(21)	(19)	—	(19)
Dollar Tree, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(51)	(55)	—	(55)
Dominion Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(468)	13,941	—	13,941
Domino’s Pizza, Inc.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/15/23	AUD	(33)	(649)	—	(649)
Domino’s Pizza, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/01/24		(22)	869	—	869
Domtar Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		227	(32,826)	—	(32,826)
Donaldson Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/03/24		(31)	(911)	—	(911)
Dover Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(31)	(453)	—	(453)
Dow Jones US Real Estate Total Return Index(Q)	3 Month LIBOR +15bps(Q)	Credit Suisse Securities (Europe) Ltd.	4/15/21		11,004	522,683	—	522,683
Dow, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(50)	4,088	—	4,088
Dropbox, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/26/25		82	(2,277)	—	(2,277)
DS Smith PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/15/24	GBP	51	(2,124)	—	(2,124)
DTE Energy Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/31/24		120	(620)	—	(620)
Duke Energy Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		47	(5,424)	—	(5,424)
Dunelm Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	5/16/24	GBP	8	346	—	346
Dunkin’ Brands Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(62)	753	—	753
Dycom Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/12/24		(235)	6,199	—	6,199
Eagle Materials, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/01/24		(20)	144	—	144
East Japan Railway Co.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(11,888)	6,201	—	6,201
East West Bancorp, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		22	(3,052)	—	(3,052)
Eastman Chemical Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		201	(9,899)	—	(9,899)

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
EasyJet PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	6/03/24	GBP	59	$(10,642)	$—	$(10,642)
Eaton Corp. PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		165	(13,712)	—	(13,712)
Eaton Vance Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/25/25		55	(1,957)	—	(1,957)
eBay, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		576	30,857	—	30,857
EchoStar Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/07/25		151	(25,431)	—	(25,431)
Ecolab Inc.	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/31/24		(171)	20,265	—	20,265
Edgewell Personal Care Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/15/24		53	4,002	—	4,002
Edison International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(177)	21,030	—	21,030
Edwards Lifesciences Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/27/23		75	(5,821)	—	(5,821)
Eisai Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(12,145)	1,512	—	1,512
Elanco Animal Health, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	2/10/25		(86)	9,508	—	9,508
Elastic NV(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/30/25		(104)	(12,979)	—	(12,979)
Electric Power Development, Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	20,092	(2,063)	—	(2,063)
Électricité de France SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	8/11/23	EUR	206	(8,913)	—	(8,913)
Electronic Arts, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		369	22,419	—	22,419
Eli Lilly & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/28/24		(41)	(4,154)	—	(4,154)
EMCOR Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		116	(6,488)	—	(6,488)
Emerson Electric Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/03/24		(35)	79	—	79
Enagas SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	9/02/24	EUR	40	(160)	—	(160)
Encompass Health Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(85)	10,786	—	10,786
Endesa SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	8/11/23	EUR	11	684	—	684
ENEOS Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	16,447	(3,781)	—	(3,781)
Energizer Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/31/24		103	248	—	248
EnerSys(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/15/25		61	110	—	110
Engie SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	8/11/23	EUR	78	(5,967)	—	(5,967)
Entegris, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/19/24		2	(91)	—	(91)
Entergy Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		24	(493)	—	(493)
EOG Resources, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		23	(1,010)	—	(1,010)

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
EPAM Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(51)	$(1,583)	$—	$(1,583)
EQT Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		69	(2,147)	—	(2,147)
Equifax, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(147)	2,640	—	2,640
Equitrans Midstream Corp.(M)	1 Day USOIS -84.9 bps(M)	Goldman Sachs International	6/14/23		(299)	17,381	—	17,381
Erie Indemnity Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/24		(277)	(8,615)	—	(8,615)
Estee Lauder Cos., Inc. (The)(Class)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		252	(12,522)	—	(12,522)
Etsy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/19/24		26	1,246	—	1,246
Eurofins Scientific SE(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	9/19/24	EUR	122	(2,763)	—	(2,763)
Euronet Worldwide, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	2/13/25		58	(9,250)	—	(9,250)
Evercore, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(20)	1,885	—	1,885
Everest Re Group Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		228	(19,073)	—	(19,073)
Evergy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(72)	1,554	—	1,554
Eversource Energy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/17/25		(168)	1,690	—	1,690
Evolution Mining Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/03/24	AUD	(69)	(4,360)	—	(4,360)
Evraz PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	51	(2,617)	—	(2,617)
Exact Sciences Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(68)	2,276	—	2,276
Exelixis, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		247	7,432	—	7,432
Exelon Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		194	(7,924)	—	(7,924)
Expedia, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		21	(1,553)	—	(1,553)
Expeditors International of Washington, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(106)	(817)	—	(817)
Experian Group Ltd.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	9/02/24	GBP	(198)	(2,932)	—	(2,932)
Extended Stay America, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		19	(1,260)	—	(1,260)
Exxon Mobil Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(140)	23,056	—	23,056
Ezaki Glico Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(5,717)	(93)	—	(93)
F.N.B. Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		69	(367)	—	(367)
F5 Networks, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		106	(2,143)	—	(2,143)
Facebook, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/30/23		771	(40,682)	—	(40,682)
FactSet Research Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(104)	(7,558)	—	(7,558)

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Fair Isaac Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		125	$(438)	$—	$(438)
FamilyMart UNY Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(25,340)	25,246	—	25,246
FANCL Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/03/24	JPY	(11,995)	(4,585)	—	(4,585)
Fanuc Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(20,880)	13,229	—	13,229
Fast Retailing Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(19,767)	11,218	—	11,218
Fastenal Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(196)	(1,650)	—	(1,650)
Federated Investors, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		188	(9,839)	—	(9,839)
FedEx Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/31/24		(272)	5,953	—	5,953
Fidelity National Financial, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/18/24		(21)	3,748	—	3,748
Fidelity National Information Services, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(68)	3,165	—	3,165
Fifth Third Bancorp(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/18/24		169	(29,922)	—	(29,922)
Fireeye, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(113)	13,095	—	13,095
First American Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		39	(4,092)	—	(4,092)
First Citizens BancShares, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/18/24		10	(570)	—	(570)
First Financial Bankshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(299)	25,158	—	25,158
First Hawaiian, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/25/25		(47)	1,350	—	1,350
First Horizon National Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		50	(1,891)	—	(1,891)
First Republic Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(338)	24,230	—	24,230
First Solar, Inc(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		121	(6,052)	—	(6,052)
FirstCash, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(68)	1,888	—	1,888
Fiserv, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		39	(1,886)	—	(1,886)
Five Below(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(294)	21,365	—	21,365
Five Below, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(380)	(5,284)	—	(5,284)
Flex Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/17/25		73	(2,650)	—	(2,650)
Flight Centre Travel Group Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/16/25	AUD	607	(131,014)	—	(131,014)
Floor & Decor Holdings, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/23		(94)	(1,069)	—	(1,069)
Flowers Foods, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/13/25		22	(688)	—	(688)
Flowserve Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		35	656	—	656

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Fluor Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/19/24		(22)	$2,526	$—	$2,526
FMC Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(115)	2,920	—	2,920
Foot Locker, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/11/23		243	(33,472)	—	(33,472)
Ford Motor Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/12/24		(425)	50,390	—	50,390
Fortescue Metals Group Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	3/14/24	AUD	731	(27,721)	—	(27,721)
Fortinet, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/13/23		100	19	—	19
Fortive Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/03/24		(195)	4,541	—	4,541
Fortune Brands Home & Security, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/09/23		366	4,933	—	4,933
FP Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(12,272)	(6,092)	—	(6,092)
Franklin Resources, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		100	(9,685)	—	(9,685)
Freeport-McMoRan, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(392)	(12,834)	—	(12,834)
Frontdoor, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(93)	1,136	—	1,136
FTI Consulting, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/30/25		161	7,444	—	7,444
Fuji Electric Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	2,585	668	—	668
Fujifilm Holdings Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(7,189)	2,426	—	2,426
Fujitsu Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	16,988	6,687	—	6,687
Fukuoka Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	34,075	(22,006)	—	(22,006)
Fulton Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(40)	4,862	—	4,862
G4S PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	6/03/24	GBP	(67)	(3,226)	—	(3,226)
Galaxy Entertainment Group, Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/16/25	HKD	715	(3,757)	—	(3,757)
Gap, Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/13/23		243	3,641	—	3,641
Garmin Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/26/25		(302)	154	—	154
Gartner, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(34)	2,596	—	2,596
GATX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(15)	263	—	263
GCI Liberty, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(380)	(983)	—	(983)
General Dynamics Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		149	(9,155)	—	(9,155)
General Electric Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(281)	41,012	—	41,012
General Mills, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(3)	(8)	—	(8)

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
General Motors Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/15/24		85	$(13,032)	$—	$(13,032)
Genpact Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		159	(303)	—	(303)
Gentex Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/30/23		(178)	6,421	—	6,421
Genuine Parts Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(162)	5,046	—	5,046
Gilead Sciences, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		428	5,588	—	5,588
GlaxoSmithKline PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	6/03/24	GBP	(45)	11	—	11
Glencore PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(102)	1,884	—	1,884
Global ex US Index(Q)	3 Month LIBOR +20bps(Q)	Credit Suisse Securities (Europe) Ltd.	4/16/21		16,507	487,539	—	487,539
Global Life, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/17/25		(296)	31,807	—	31,807
Global Payments, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(40)	3,304	—	3,304
Globus Medical, Inc.(Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		162	(10,690)	—	(10,690)
GMO Internet, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(6,954)	(1,931)	—	(1,931)
GMO Payment Gateway, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/17/24	JPY	(11,274)	204	—	204
GoDaddy, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(43)	3,377	—	3,377
Goldwin, Inc.(M)	1 Day TONAT -125 bps(M)	Goldman Sachs International	4/16/25	JPY	(10,753)	(4,957)	—	(4,957)
Goodyear Tire & Rubber Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	11/18/24		(335)	12,980	—	12,980
Graco, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/25/25		(68)	59	—	59
Graftech International Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/14/24		23	392	—	392
Graham Holdings Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		245	(13,791)	—	(13,791)
Grand Canyon Education, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(94)	7,047	—	7,047
Graphic Packaging Holding Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		302	(12,697)	—	(12,697)
Green Dot Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(264)	(47,697)	—	(47,697)
Groupe Renault(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	8/11/23	EUR	(355)	(8,016)	—	(8,016)
Guardant Health, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/30/25		(298)	2,943	—	2,943
Guidewire Software, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(32)	(1,016)	—	(1,016)
GungHo Online Entertainment, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	25,643	7,750	—	7,750
GVC Holdings PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	9/02/24	GBP	55	(3,571)	—	(3,571)
H&R Block, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		18	(4,119)	—	(4,119)

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Haemonetics Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(22)	$2,059	$—	$2,059
Hain Celestial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(188)	776	—	776
Hakuhodo DY Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	19,233	(9,273)	—	(9,273)
Halliburton Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(296)	46,458	—	46,458
Halma PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(212)	(4,915)	—	(4,915)
Hamamatsu Photonics K.K. (M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(28,052)	8,437	—	8,437
Hancock Whitney Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(3)	685	—	685
Hanesbrands, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		218	(27,475)	—	(27,475)
Hang Lung Properties Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	10/31/24	HKD	(948)	(3,295)	—	(3,295)
Hang Seng Bank Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	9/02/24	HKD	(542)	2,298	—	2,298
Hankyu Hanshin Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(3,722)	685	—	685
Hargreaves Lansdown PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	11/17/23	GBP	(212)	6,918	—	6,918
Harley-Davidson, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(45)	1,947	—	1,947
Harmonic Drive Systems(M)	1 Day TONAT -225 bps(M)	Goldman Sachs International	6/25/25	JPY	(7,436)	(2,700)	—	(2,700)
Hartford Financial Services Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		128	(14,475)	—	(14,475)
Harvey Norman Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	8/25/23	AUD	430	7,381	—	7,381
Hasbro, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/24		(83)	3,580	—	3,580
Haseko Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	36,982	(6,176)	—	(6,176)
Hawaiian Electric Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		29	299	—	299
Hays PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	133	(12,196)	—	(12,196)
HCA Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		97	(15,758)	—	(15,758)
HD Supply Holdings, Inc..(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/26/25		(85)	7,181	—	7,181
Healthcare Services Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		41	(536)	—	(536)
HealthEquity, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	11/17/23		(521)	44,080	—	44,080
HEICO Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/18/24		(192)	11,029	—	11,029
Helen of Troy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	2/21/25		(147)	(2,945)	—	(2,945)
Helmerich & Payne, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/31/24		84	(18,695)	—	(18,695)
Henderson Land Development Co., Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	8/04/23	HKD	151	(473)	—	(473)

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Henry Schein, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		108	$(4,900)	$—	$(4,900)
Hershey Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(59)	690	—	690
Hess Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(553)	40,636	—	40,636
Hewlett Packard Enterprise Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		8	(24)	—	(24)
Hexcel Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		178	2,717	—	2,717
Hikari Tsushin, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(17,378)	(55)	—	(55)
Hill-Rom Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/31/24		187	15,208	—	15,208
Hilton Grand Vacations, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/18/24		19	(1,785)	—	(1,785)
Hilton Worldwide Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/26/25		(83)	5,033	—	5,033
Hino Motors, Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/31/24	JPY	29,481	(24,722)	—	(24,722)
Hirose Electric Co., Ltd(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(8,392)	935	—	935
Hisamitsu Pharmaceutical Co., Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(1,102)	(593)	—	(593)
Hiscox Ltd.(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	1/31/24	GBP	(261)	13,678	—	13,678
Hitachi Capital America Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	8/15/24	JPY	14,395	(2,641)	—	(2,641)
Hitachi Construction Machinery Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(7,650)	1,655	—	1,655
Hitachi Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	38,548	(29,810)	—	(29,810)
Hitachi Metals Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	12/18/24	JPY	(11,537)	4,284	—	4,284
Hitachi Transport System Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	12,353	(2,207)	—	(2,207)
HKT Trust and HKT Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	5/17/24	HKD	(1,108)	541	—	541
HollyFrontier Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		392	(60,623)	—	(60,623)
Hologic, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		134	7,028	—	7,028
Home Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(84)	6,987	—	6,987
Home Depot, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/31/24		(91)	601	—	601
HomeServe PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	6/25/25	GBP	(103)	(340)	—	(340)
Honda Motor Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(3,934)	3,218	—	3,218
Honeywell International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(329)	21,217	—	21,217
Hong Kong & China Gas Co. Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	8/04/23	HKD	(5,980)	27,642	—	27,642
Horizon Therapeutics PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/17/24		266	41,025	—	41,025

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Hormel Foods Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(85)	$(456)	$—	$(456)
Hoshizaki Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(7,540)	1,267	—	1,267
House Foods Group, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(6,094)	1,577	—	1,577
Howard Hughes Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/29/23		(63)	10,585	—	10,585
Howden Joinery Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	54	(2,920)	—	(2,920)
Howmet Aerospace, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/13/25		152	(3,478)	—	(3,478)
HOYA Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(16,579)	1,178	—	1,178
HP, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		295	(1,181)	—	(1,181)
HSBC Holdings PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	5/16/24	GBP	(207)	14,574	—	14,574
Hubbell, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		176	(12,457)	—	(12,457)
HubSpot, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/18/24		(57)	(2,495)	—	(2,495)
Humana, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		341	(135)	—	(135)
Huntington Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(61)	7,778	—	7,778
Huntington Ingalls Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		297	(22,736)	—	(22,736)
Huntsman Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		158	(6,203)	—	(6,203)
Hyatt Hotels Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		24	(4,780)	—	(4,780)
Hysan Development Co., Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	8/15/24	HKD	894	(2,701)	—	(2,701)
IAA, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/11/23		(206)	26,819	—	26,819
Iberdrola SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	12/27/23	EUR	34	745	—	745
Ibiden Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(3,818)	(2,659)	—	(2,659)
iBoxx USD Liquid Investment Grade Index(T)	3 Month LIBOR(Q)	JPMorgan Chase Bank, N.A.	9/21/20		(4,400)	(957,083)	—	(957,083)
iBoxx USD Liquid Investment Grade Index(T)	—	BNP Paribas S.A.	12/21/20		(1,600)	8,381	—	8,381
ICU Medical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(14)	662	—	662
IDACORP, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(62)	(684)	—	(684)
Idemitsu Kosan Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(9,844)	6,043	—	6,043
IDEX Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/03/24		(153)	377	—	377
IDEXX Laboratories, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/03/25		(78)	(3,684)	—	(3,684)
IHI Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/31/24	JPY	(30,212)	39,011	—	39,011

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
IHS Markit Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		—	$(5)	$—	$(5)
Iida Group Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	28,195	(13,098)	—	(13,098)
II-VI, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/30/25		(291)	13,510	—	13,510
Illinois Tool Works, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/18/24		(35)	(796)	—	(796)
Illumina, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(277)	(6,026)	—	(6,026)
Iluka Resources Litd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	8/05/24	AUD	(82)	(510)	—	(510)
IMI PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	49	(1,785)	—	(1,785)
Imperial Brands PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	6/18/24	GBP	153	(1,224)	—	(1,224)
Inchcape PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	2/13/25	GBP	167	(13,064)	—	(13,064)
Incitec Pivot Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	6/25/25	AUD	121	(3,792)	—	(3,792)
Incyte Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(2)	62	—	62
Informa PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	12/27/23	GBP	(132)	4,577	—	4,577
Ingersoll Rand, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/31/24		(216)	25,052	—	25,052
Ingevity Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/31/24		10	107	—	107
Ingredion, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		228	(7,012)	—	(7,012)
Inpex Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	6,716	(1,187)	—	(1,187)
Insperity, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/14/24		(234)	(15,958)	—	(15,958)
Insulet Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(287)	(3,838)	—	(3,838)
Insurance Australia Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/18/24	AUD	(551)	21,940	—	21,940
Integra LifeSciences Holdings Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		101	(6,273)	—	(6,273)
Intel Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		362	(15,850)	—	(15,850)
Intercontinental Exchange, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(32)	1,347	—	1,347
InterContinental Hotels Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/16/25	GBP	(66)	9,244	—	9,244
Interdigital, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(254)	7,169	—	7,169
intermediate Capital Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/15/24	GBP	(139)	(4,985)	—	(4,985)
International Bancshares Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(131)	3,671	—	3,671
International Business Machines Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		303	(14,892)	—	(14,892)
International Flavors & Fragrance, Inc.(M)	1 Day USOIS -31.8 bps(M)	Goldman Sachs International	12/06/23		(74)	246	—	246

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
International Game Technology(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		174	$(24,540)	$—	$(24,540)
International Paper Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	11/17/23		248	(9,996)	—	(9,996)
Interpublic Group of Companies, Inc. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		251	(16,789)	—	(16,789)
Intertek Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(84)	(255)	—	(255)
Intuit, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/31/24		142	2,401	—	2,401
Intuitive Surgical, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/25/25		(79)	2,746	—	2,746
Invesco Ltd.	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		113	(6,873)	—	(6,873)
Investec PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	242	(27,384)	—	(27,384)
Ionis Pharmaceuticals, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(24)	(197)	—	(197)
IPG Photonics Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/30/23		(104)	3,271	—	3,271
IQVIA Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		181	(1,395)	—	(1,395)
Isetan Mitsukoshi Holdings Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(22,628)	34,474	—	34,474
Isuzu Motors Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	29,086	(18,188)	—	(18,188)
Ito En Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(19,133)	2,400	—	2,400
Itochu Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	25,359	(4,429)	—	(4,429)
Itochu Techno-Solutions Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(6,277)	(5,897)	—	(5,897)
ITT, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/31/24		86	(3,466)	—	(3,466)
ITV PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	5/14/25	GBP	26	(2,456)	—	(2,456)
IZUMI Co. Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	17,812	(3,600)	—	(3,600)
J Sainsbury PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	7/04/24	GBP	56	1,289	—	1,289
J. Front Retailing Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	6,765	(15,334)	—	(15,334)
J.B. Hunt Transport Services, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(86)	(234)	—	(234)
J.M. Smucker Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/31/24		120	(2,516)	—	(2,516)
j2 Global, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		257	(47,243)	—	(47,243)
Jabil Circuit, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		426	(21,894)	—	(21,894)
Jack Henry & Associates, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		55	1,592	—	1,592
Jack In The Box, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/01/24		(12)	(224)	—	(224)
Jacobs Engineering Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(307)	6,024	—	6,024

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
James Hardie Industries PLC(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	12/06/23	AUD	(627)	$(9,459)	$—	$(9,459)
Japan Airlines Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	8,775	(15,990)	—	(15,990)
Japan Airport Terminal Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(53,525)	35,160	—	35,160
Japan Post Bank Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(6,699)	4,838	—	4,838
Japan Post Holdings, Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	16,600	(9,098)	—	(9,098)
Japan Post Insurance Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	27,143	(12,931)	—	(12,931)
Japan Tobacco, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(6,959)	491	—	491
Jazz Pharmaceuticals PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		225	(6,326)	—	(6,326)
JB Hi-Fi Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/16/25	AUD	459	22,155	—	22,155
JCR Pharmaceuticals Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(11,967)	6,034	—	6,034
JD Sports Fashion PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	35	(1,382)	—	(1,382)
Jefferies Group LLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/13/25		198	(6,396)	—	(6,396)
JetBlue Airways Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/15/24		99	(22,995)	—	(22,995)
JFE Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(8,271)	9,035	—	9,035
JGC Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	65,983	(51,856)	—	(51,856)
John Wood Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	5/16/24	GBP	113	(18,303)	—	(18,303)
Johnson & Johnson(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		92	(3,200)	—	(3,200)
Johnson Controls International PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		178	(4,062)	—	(4,062)
Johnson Matthey PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/16/25	GBP	13	(2,439)	—	(2,439)
JP Morgan European Long Value Index(Q)	3 Month EURIBOR +14bps(Q)	JPMorgan Chase Bank, N.A.	6/16/21	EUR	950	214	—	214
JP Morgan European Long Value Index(Q)	3 Month EURIBOR +14ps(Q)	JPMorgan Chase Bank, N.A.	6/16/21	EUR	1,011	(31,729)	—	(31,729)
JP Morgan European Short Anti-Value Index(Q)	3 Month EURIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	6/16/21	EUR	(1,013)	(2,402)	—	(2,402)
JP Morgan European Short Low Volatility Index(Q)	3 Month EURIBOR +5bps(Q)	JPMorgan Chase Bank, N.A.	6/16/21	EUR	(972)	(21,848)	—	(21,848)
JP Morgan Long S&P 500 Value Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		2,092	(54,875)	—	(54,875)
JP Morgan Long S&P 500 Value Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		2,101	(49,760)	—	(49,760)
JP Morgan Long S&P 500 Value Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		2,637	(94,712)	—	(94,712)

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
JP Morgan Long U.S. Value Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		901	$(258)	$—	$(258)
JP Morgan Long U.S. Value Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		1,731	56,128	—	56,128
JP Morgan Long U.S. Value Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		1,921	76,909	—	76,909
JP Morgan Short S&P 500 Anti-Value Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		(1,180)	8,400	—	8,400
JP Morgan Short S&P 500 Anti-Value Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		(1,178)	4,328	—	4,328
JP Morgan Short S&P 500 Anti-Value Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		(1,178)	11,333	—	11,333
JP Morgan Short S&P 500 Low Volatility Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		(1,095)	10,926	—	10,926
JP Morgan Short S&P 500 Low Volatility Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		(1,093)	15,717	—	15,717
JP Morgan Short S&P 500 Low Volatility Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		(1,091)	9,149	—	9,149
JP Morgan Short U.S. Low Volatility Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		(1,768)	(27,087)	—	(27,087)
JP Morgan Short U.S. Low Volatility Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		(899)	2,784	—	2,784
JP Morgan Short US Low Volatility Index(Q)	3 Month LIBOR +10bps(Q)	JPMorgan Chase Bank, N.A.	5/14/21		(1,857)	(54,587)	—	(54,587)
JPMorgan Chase & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(80)	3,544	—	3,544
JSR Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	3,206	1,182	—	1,182
JTEKT Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(8,535)	11,439	—	11,439
Juniper Networks, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		180	(8,202)	—	(8,202)
JustSystems Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(753)	(97)	—	(97)
Kaagme Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(9,251)	(1,002)	—	(1,002)
Kajima Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	4,188	134	—	134
Kakaku.Com, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(1,090)	(26)	—	(26)
Kaken Pharmaceutical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	14,727	(3,555)	—	(3,555)
Kamigumi Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	31,009	(10,475)	—	(10,475)
Kaneka Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	14,274	(7,497)	—	(7,497)
Kansai Electric Power Co., Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	10,263	(1,388)	—	(1,388)
Kansai Paint Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(13,675)	2,183	—	2,183
Kansas City Southern Railway Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/05/24		(155)	953	—	953
Kao Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(17,642)	2,355	—	2,355
KAR Auction Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		48	(6,914)	—	(6,914)

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Kawasaki Heavy Industries Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(790)	$1,519	$—	$1,519
KBR, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		120	(16,842)	—	(16,842)
KDDI Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	30,790	(296)	—	(296)
Keihan Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(16,216)	3,258	—	3,258
Keikyu Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(33,271)	20,365	—	20,365
Keio Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(49,302)	11,260	—	11,260
Keisei Electric Railway Co. Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(7,867)	837	—	837
Kellogg Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/25/25		(55)	598	—	598
Kemper Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/05/24		(52)	1,072	—	1,072
Kennametal, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(20)	1,500	—	1,500
Kerry Properties Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	8/25/23	HKD	784	(5,316)	—	(5,316)
Kewpie Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	6,515	(3,724)	—	(3,724)
KeyCorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(26)	2,395	—	2,395
Keyence Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(31,411)	(1,773)	—	(1,773)
Keysight Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/31/24		11	(252)	—	(252)
Kikkoman Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(31,190)	9,373	—	9,373
Kimberly-Clay Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		350	6,970	—	6,970
Kinden Morgan, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	3/13/25	JPY	31,159	(6,397)	—	(6,397)
Kinder Morgan, Inc. (Class P)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(159)	12,339	—	12,339
Kingfisher PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	10/17/24	GBP	90	1,447	—	1,447
Kintetsu Group Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(50,524)	23,534	—	23,534
Kirby Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(353)	31,269	—	31,269
Kirin Brewery Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(20,171)	2,407	—	2,407
Kla Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/01/24		142	2,556	—	2,556
Knight-Swift Transportation Holdings, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/12/24		148	(3,361)	—	(3,361)
Kobayashi Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(14,497)	1,393	—	1,393
Kobe Bussan Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	9/19/24	JPY	(26,574)	3,010	—	3,010
Koei Tecmo Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(8,259)	(4,687)	—	(4,687)

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Kohl’s Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		127	$(27,238)	$—	$(27,238)
Koito Manufacturing Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	9,801	(6,252)	—	(6,252)
Komatsu Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(2,325)	1,064	—	1,064
Konica Minolta, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(4,530)	6,819	—	6,819
Kose Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(14,780)	16,230	—	16,230
Kosmos Energy Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(4)	524	—	524
Kraft Heinz Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		30	(661)	—	(661)
Kroger Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		334	14,224	—	14,224
K’s Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/25	JPY	7,760	(1,108)	—	(1,108)
Kubota Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/03/25	JPY	(5,738)	(308)	—	(308)
Kuraray Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(1,259)	832	—	832
Kusuri No Aoki Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(16,115)	8,213	—	8,213
Kyocera Group(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	23,465	(10,484)	—	(10,484)
Kyowa Exeo Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(15,060)	926	—	926
Kyowa Kirin Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(11,651)	(1,417)	—	(1,417)
Kyushu Electric Power Co.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(10,001)	2,052	—	2,052
Kyushu Railway Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	12,129	(11,129)	—	(11,129)
L Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/19/24		(65)	2,955	—	2,955
L3Harris Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(50)	9,189	—	9,189
Laboratory Corp. of America Holdings(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(86)	(1,497)	—	(1,497)
Lam Research Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		38	3,948	—	3,948
Lamb Weston Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/18/24		(59)	4,346	—	4,346
Lancaster Colony Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/25/25		(74)	(1,927)	—	(1,927)
Landstar System, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		37	(113)	—	(113)
Las Vegas Sands Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/14/25		(54)	3,897	—	3,897
Lasertec Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	1/30/25	JPY	(21,482)	(21,263)	—	(21,263)
Lawson, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(3,478)	2,110	—	2,110
Lear Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		13	(1,333)	—	(1,333)

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Leggett & Platt, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(108)	$2,535	$—	$2,535
LendingTree, Inc.(M)	1 Day USOIS -79.1 bps(M)	Goldman Sachs International	1/30/25		(686)	9,457	—	9,457
Lendlease Group(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	2/28/24	AUD	625	(25,580)	—	(25,580)
Lennar Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/31/24		206	(547)	—	(547)
Lennox International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/03/24		(470)	(6,272)	—	(6,272)
Liberty Broadband Corp. (Class C)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(215)	14,070	—	14,070
Liberty Global PLC (Class C)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(208)	8,339	—	8,339
Liberty Media Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(93)	7,864	—	7,864
Lincoln Electric Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		6	(354)	—	(354)
Lincoln National Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/01/24		(16)	3,428	—	3,428
Linde PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(112)	1,105	—	1,105
Line Corp.(M)	1 Day TONAT -77.28 bps(M)	Goldman Sachs International	6/25/24	JPY	(15,559)	(1,584)	—	(1,584)
Lion Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(24,094)	(14,251)	—	(14,251)
Lions Gate Entertainment Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		25	(398)	—	(398)
Littelfuse, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/25/25		(24)	(522)	—	(522)
Livanova PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(90)	10,395	—	10,395
Live Nation Entertainment, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(120)	15,853	—	15,853
Liveramp Holdings Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/05/24		(253)	20,232	—	20,232
Lixil Group Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	9,308	(6,542)	—	(6,542)
LKQ Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		136	(9,467)	—	(9,467)
Lloyds Banking Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	7/04/24	GBP	58	(2,889)	—	(2,889)
Lockheed Martin Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		185	(19,725)	—	(19,725)
LogMeIn, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		129	(795)	—	(795)
Louisiana-Pacific Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(185)	(1,103)	—	(1,103)
Lowes Cos, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(84)	8,726	—	8,726
Lowe’s Cos., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/18/24		(65)	(2,797)	—	(2,797)
LPL Financial Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		94	(6,591)	—	(6,591)
lululemon athletica, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(54)	755	—	755

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Lumentum Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/15/24		69	$4,605	$—	$4,605
LyondellBasell Industries NV (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	11/18/24		275	(32,096)	—	(32,096)
M&G PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	2/13/25	GBP	408	(2,825)	—	(2,825)
Mabuchi Motor Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	32,925	(8,656)	—	(8,656)
Macquarie Infrastructure Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		217	(7,368)	—	(7,368)
Macquire Bank Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(55)	238	—	238
Macy’s, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		243	(13,583)	—	(13,583)
Madison Square Garden Co. (The)(Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(153)	19,030	—	19,030
Magellan Financial Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(80)	(1,490)	—	(1,490)
Makita Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(12,636)	810	—	810
Man Group PLC (Jersey)(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	90	(2,538)	—	(2,538)
Manhattan Associates, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		156	7,992	—	7,992
Mani, Inc. (M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(8,619)	572	—	572
Manpowergroup, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		573	(47,343)	—	(47,343)
Marathon Oil Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/15/24		157	(30,455)	—	(30,455)
Marathon Petroleum Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/19/24		42	(3,157)	—	(3,157)
Markel Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(260)	13,494	—	13,494
MarketAxess Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/26/25		(156)	3,115	—	3,115
Marks & Spencer Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	6/03/24	GBP	134	(19,222)	—	(19,222)
Marriott International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(159)	28,276	—	28,276
Marriott Vacations Worldwide Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		170	(27,566)	—	(27,566)
Marsh & Mclennan(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(191)	5,314	—	5,314
Martin Marietta Materials, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(131)	1,434	—	1,434
Marubeni Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	17,531	(19,399)	—	(19,399)
Marui Group Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(11,842)	8,480	—	8,480
Marvell Technology Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(14)	44	—	44
Masco Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		192	9,511	—	9,511
Masimo Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/23		(67)	(3,340)	—	(3,340)

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
MasTec, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		441	$3,436	$—	$3,436
Mastercard, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/07/25		(31)	1,264	—	1,264
Matador Resources Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		216	(49,743)	—	(49,743)
Match Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		230	40,985	—	40,985
Matsumotokiyoshi Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(4,380)	642	—	642
Mattel, Inc.(M)	1 Day USOIS - 25 bps(M)	Goldman Sachs International	6/14/23		(145)	11,112	—	11,112
Maximus, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	2/13/25		275	(5,099)	—	(5,099)
MAXorgan.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	2/21/25		56	(46)	—	(46)
Mazda Motor Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	9,708	(17,202)	—	(17,202)
McCormick & Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(354)	(14,715)	—	(14,715)
McDonald’s Corp.(Japan)(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	3/13/25	JPY	(13,378)	5,233	—	5,233
McDonald’s Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(84)	2,566	—	2,566
McKesson Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		219	(9,247)	—	(9,247)
MDU Resources Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		597	(4,163)	—	(4,163)
Mebuki Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	3/13/25	JPY	15,891	(3,389)	—	(3,389)
Medibank Private Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	12/27/23	AUD	(392)	(1,220)	—	(1,220)
Medipal Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	26,120	(8,802)	—	(8,802)
MEDNAX, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		11	(1,451)	—	(1,451)
Medtronic PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/27/23		118	(7,431)	—	(7,431)
Meggitt PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	3/13/25	GBP	175	(21,053)	—	(21,053)
Meiji Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(15,085)	(3,516)	—	(3,516)
Melco International Development Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	6/14/23	HKD	972	(8,739)	—	(8,739)
Melrose Industries PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	40	(2,833)	—	(2,833)
Mercadolibre, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		82	11,337	—	11,337
Mercari, Inc.(M)	1 Day TONAT -100 bps(M)	Goldman Sachs International	6/25/24	JPY	(52,008)	(21,561)	—	(21,561)
Merck & Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/09/23		158	(5,991)	—	(5,991)
Mercury General Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(61)	227	—	227
Mercury Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(141)	331	—	331

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Meredith Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	11/18/24		(63)	$15,730	$—	$15,730
Mettler Toledo International, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(30)	(130)	—	(130)
MGM Resorts International(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/11/23		39	(2,908)	—	(2,908)
Micro Focus International PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	5/16/24	GBP	203	(31,496)	—	(31,496)
Microchip Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		33	(130)	—	(130)
Micron Technology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		310	(1,302)	—	(1,302)
Microsoft Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		199	14,409	—	14,409
Miller Herman, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		430	(46,618)	—	(46,618)
MinebeaMitsumi, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	4,422	(1,025)	—	(1,025)
Minerals Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		182	(11,661)	—	(11,661)
Minth Group Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	6/14/23	HKD	(447)	6,280	—	6,280
MISUMI Group, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(19,998)	14,978	—	14,978
Mitsubishi Chemical Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	4,464	(2,941)	—	(2,941)
Mitsubishi Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	19,507	(14,503)	—	(14,503)
Mitsubishi Electric Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	25,740	(14,841)	—	(14,841)
Mitsubishi Gas Chemical Co., Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	29,922	(7,457)	—	(7,457)
Mitsubishi Heavy Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	11,947	(8,647)	—	(8,647)
Mitsubishi Logistics, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	19,773	(4,871)	—	(4,871)
Mitsubishi Materials Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(10,754)	8,660	—	8,660
Mitsubishi Motors Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(12,037)	24,314	—	24,314
Mitsubishi UFJ Financial Group, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	12,337	(10,345)	—	(10,345)
Mitsubishi UFJ Lease & Finance Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	2,773	(597)	—	(597)
Mitsui & Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	13,196	(11,344)	—	(11,344)
Mitsui Chemicals, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	27,466	(18,576)	—	(18,576)
Mitsui OSK Lines Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	4,800	(3,526)	—	(3,526)
Mitsui Trust Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	13,735	(12,184)	—	(12,184)
Miura Co. Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(12,548)	(201)	—	(201)
Mizuho Financial Group, Inc.	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(5,663)	4,657	—	4,657

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
MKS Instruments, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		49	$(609)	$—	$(609)
Moderna, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/30/25		95	706	—	706
Mohawk Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/12/24		240	(12,642)	—	(12,642)
Molina Healthcare, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/30/23		168	2,068	—	2,068
Molson Coors Brewing Co. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/28/24		368	(54,045)	—	(54,045)
Mondelez International, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/30/25		(63)	620	—	620
Mondi PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	3/14/24	GBP	(55)	(747)	—	(747)
Moneysupermarket.com Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	215	(9,508)	—	(9,508)
MongoDB, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/18/24		(95)	(11,556)	—	(11,556)
Monolithic Power Systems, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/23		(58)	(2,302)	—	(2,302)
Monotaro Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(30,599)	(22,194)	—	(22,194)
Monster Beverage Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		22	(353)	—	(353)
Moody’s Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		9	(8)	—	(8)
Morgan Stanley Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		289	(7,953)	—	(7,953)
Morningstar, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(27)	2,260	—	2,260
Mosaic Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(32)	4,876	—	4,876
Motorola Solutions, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/31/24		(167)	9,485	—	9,485
MS&AD Insurance Group Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	31,443	(33,491)	—	(33,491)
MSA Safety, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(59)	3,001	—	3,001
MSC Industrial Direct Co., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		5	(121)	—	(121)
MSCI Index(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	11/18/24		(57)	473	—	473
MSCI Italy Net Return Index(T)	—	Goldman Sachs International	9/16/20	EUR	(2,057)	67,557	—	67,557
MSCI Netherland Net Return Index(T)	—	Goldman Sachs International	9/16/20	EUR	1,791	25,329	—	25,329
MSCI Spain Net Return Index(T)	—	Goldman Sachs International	9/16/20	EUR	717	(48,215)	—	(48,215)
MSCI Switzerland Net Return CFD Index(T)	—	Goldman Sachs International	9/16/20	CHF	106	(983)	—	(983)
MTR Corp. Ltd.(C)	1 Day HONIX -40 bps(M)	Goldman Sachs International	8/15/24	HKD	(3,074)	10,023	—	10,023
Murata Manufacturing Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(9,743)	2,290	—	2,290
Murphy Oil Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		61	(8,476)	—	(8,476)

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Murphy USA, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		220	$(4,240)	$—	$(4,240)
My Travel Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	12/18/24	GBP	(27)	3,066	—	3,066
Mylan NV(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		388	(35,294)	—	(35,294)
Nabtesco Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(4,091)	(67)	—	(67)
Nagoya Railroad Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(27,028)	7,701	—	7,701
Nankai Electric Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(11,686)	7,667	—	7,667
Nasdaq, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/03/25		(96)	(108)	—	(108)
Natexis Banque Populaire(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	10/17/24	EUR	(9)	(129)	—	(129)
National Australia Bank Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(214)	9,026	—	9,026
National Fuel Gas Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(292)	(1,030)	—	(1,030)
National Grid PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(208)	(4,514)	—	(4,514)
National Instruments Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(18)	1,111	—	1,111
National Oilwell Varco, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	11/17/23		(175)	38,270	—	38,270
Navient Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		59	(6,484)	—	(6,484)
NCR Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/31/23		69	111	—	111
NEC Networks & System Integration Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/25	JPY	1,053	422	—	422
Nektar Therapeutics(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(365)	(13,073)	—	(13,073)
NET One Systems Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(4,325)	(223)	—	(223)
NetApp, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(68)	3,400	—	3,400
Netflix, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/01/24		(151)	(7,284)	—	(7,284)
NetScout Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		56	(141)	—	(141)
New Jersey Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(174)	11,652	—	11,652
New Relic, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/24		(77)	1,428	—	1,428
New World Development Co., Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	1/13/25	HKD	167	(186)	—	(186)
New York Times Co. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/31/24		(253)	(919)	—	(919)
Newcrest Mining Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/15/23	AUD	(275)	(15,499)	—	(15,499)
Newell Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/26/23		(205)	5,029	—	5,029
NewMarket Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/31/24		6	(108)	—	(108)

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Newmont Mining Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(162)	$(8,767)	$—	$(8,767)
News Corp. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/09/23		(101)	7,973	—	7,973
Nexon Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	17,298	11,751	—	11,751
Nexstar Media Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(78)	8,363	—	8,363
Next PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	6/03/24	GBP	38	(3,871)	—	(3,871)
NEXTDC(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(174)	(15,862)	—	(15,862)
NextEra Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(212)	6,217	—	6,217
NGK Insulators Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/25	JPY	8,046	(2,327)	—	(2,327)
NGK Spark Plug Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(8,702)	10,411	—	10,411
NH Foods Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	22,131	939	—	939
NHK Spring Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(1,131)	1,403	—	1,403
Nichirei Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(4,958)	(728)	—	(728)
Nidec Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(55,680)	(19,172)	—	(19,172)
Nielsen Holdings PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/11/23		(97)	10,508	—	10,508
NIFCO, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(2,091)	162	—	162
Nihon Kohden Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(1,414)	(357)	—	(357)
Nihon Unisys, Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	5,985	812	—	812
Nike, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/27/23		(137)	4,806	—	4,806
Nikon Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	9,878	(11,019)	—	(11,019)
Nintendo Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(9,877)	2,088	—	2,088
Nippo Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/25	JPY	5,604	1,142	—	1,142
Nippon Electric Glass Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	732	(207)	—	(207)
Nippon Express Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	39,007	(9,224)	—	(9,224)
Nippon Paint Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(31,406)	(8,811)	—	(8,811)
Nippon Shinyaku Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(15,107)	979	—	979
Nippon Shokubai Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	11,460	(6,773)	—	(6,773)
Nippon Steel Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	2,175	(1,200)	—	(1,200)
Nippon Telegraph & Telephone Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	48,670	(3,287)	—	(3,287)

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Nippon Yusen KK(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(23,400)	$13,987	$—	$13,987
Nisource, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(349)	23,938	—	23,938
Nissan Chemical Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/03/25	JPY	(14,072)	(3,100)	—	(3,100)
Nissan Motor Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	7/05/24	JPY	(39,842)	37,679	—	37,679
Nisshin Seifun Group, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(8,525)	7,275	—	7,275
Nissin Foods Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(33,418)	(18,089)	—	(18,089)
Nitori Holdings Co., Ltd.(MS	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(18,117)	(8,585)	—	(8,585)
Nitto Denko Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	26,758	1,507	—	1,507
NMC Health PLC(M)^	1 Day SONIA + 25 bps(M)	Goldman Sachs International	9/11/23	GBP	—	(119)	—	(119)
Noble Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(389)	80,394	—	80,394
NOK Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(4,795)	3,596	—	3,596
Nomura Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	36,067	(11,600)	—	(11,600)
Nomura Research Institute Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	1/17/25	JPY	548	384	—	384
Nordson Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(89)	2,781	—	2,781
Nordstrom, Inc.(M)	1 Day USOIS -80.6 bps(M)	Goldman Sachs International	9/19/24		(101)	19,529	—	19,529
Norfolk Southern Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/05/24		(194)	13,569	—	13,569
Northern Star Resources Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	10/03/24	AUD	(15)	(636)	—	(636)
Northern Trust Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		83	(7,258)	—	(7,258)
Northrop Grumman Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/18/24		85	(8,737)	—	(8,737)
NorthWestern Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		123	(6,162)	—	(6,162)
Norwegian Cruise Line Holdings Ltd.(M)	1 Day USOIS -85 bps(M)	Goldman Sachs International	12/06/23		(44)	2,840	—	2,840
NOW, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		38	(570)	—	(570)
NRG Energy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/05/24		179	(4,350)	—	(4,350)
NS Solutions Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	18,189	(1,610)	—	(1,610)
NSK Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	12,823	(6,015)	—	(6,015)
NTT Data Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	23,836	(15,018)	—	(15,018)
Nu Skin Enterprises, Inc. (ClassA)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		429	(10,573)	—	(10,573)
Nuance Communications, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		206	10,349	—	10,349

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Nucor Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/18/24		(28)	$201	$—	$201
Nutanix, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/30/23		(56)	901	—	901
NuVasive, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/03/24		164	(24,463)	—	(24,463)
nVent Electric PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(6)	681	—	681
NVIDIA Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(12)	64	—	64
NVR, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	11/18/24		(88)	371	—	371
NWS Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	5/17/24	HKD	341	(1,501)	—	(1,501)
Obayashi Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	55,157	(30,426)	—	(30,426)
Obic Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(17,010)	15	—	15
Ocado Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	1/31/24	GBP	(145)	3,197	—	3,197
Occidental Petroleum Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	11/17/23		(457)	83,252	—	83,252
Odakyu Electric Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(63,102)	2,147	—	2,147
OGE Energy Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(103)	6,493	—	6,493
Oil Search Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/03/24	AUD	(176)	10,627	—	10,627
Oji Holdings Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	5/16/24	JPY	11,366	(5,645)	—	(5,645)
Okta, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/18/24		(93)	(10,287)	—	(10,287)
Old Dominion Freight Line, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/05/24		(293)	(7,404)	—	(7,404)
Old Republic International Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		46	(4,615)	—	(4,615)
OLIN Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/13/23		(187)	41,322	—	41,322
Ollie’S Bargain Outlet Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(328)	(14,633)	—	(14,633)
Olympus Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/17/24	JPY	(14,740)	(10,026)	—	(10,026)
Omnicom Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		230	(9,597)	—	(9,597)
Omron Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(9,518)	1,110	—	1,110
ON Semiconductor Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		44	(1,010)	—	(1,010)
ONE Gas, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(183)	4,812	—	4,812
OneMain Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		154	(20,792)	—	(20,792)
ONEOK, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(81)	20,398	—	20,398
Ono Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(12,192)	(3,642)	—	(3,642)

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Oracle Corp. Japan(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		298	$2,705	$—	$2,705
Oracle Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(10,941)	(5,493)	—	(5,493)
O’Reilly Automotive, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/31/24		(182)	1,474	—	1,474
Orica Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	7/04/24	AUD	77	(486)	—	(486)
Oriental Land Co., Ltd(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(39,961)	27,108	—	27,108
Origin Energy Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	9/29/23	AUD	(20)	1,089	—	1,089
Orix Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	23,754	(21,604)	—	(21,604)
Osaka Gas Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	42,866	(4,253)	—	(4,253)
Oshkosh Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/12/24		141	(18,895)	—	(18,895)
Otsuka Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	6,420	3,795	—	3,795
Otsuka Pharmaceutical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	3/13/25	JPY	14,747	(3,459)	—	(3,459)
Owens Corning, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/19/24		318	(7,791)	—	(7,791)
Owens Illinois, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(154)	8,418	—	8,418
Paccar, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/03/24		40	(2,075)	—	(2,075)
Packaging Corp. of America(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	11/17/23		291	(13,910)	—	(13,910)
PacWest Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(52)	105	—	105
Palo Alto Networks, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(6)	105	—	105
Pan Pacific International Holdings Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(22,572)	(1,106)	—	(1,106)
Panasonic Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	15,532	(6,857)	—	(6,857)
Papa John’s Intl, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(51)	2,622	—	2,622
Park24 Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(35,029)	54,024	—	54,024
Parker-Hannifin Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/31/24		(69)	3,504	—	3,504
Parsley Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(181)	22,030	—	22,030
Patterson Cos., Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		131	13,770	—	13,770
Patterson-UTI Energy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/12/24		69	(23,824)	—	(23,824)
Paychex, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		60	(1,612)	—	(1,612)
Paycom Software, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		108	(6,289)	—	(6,289)
Paylocity Holding Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(25)	(1,873)	—	(1,873)

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
PayPal Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/13/25		(104)	$(3,079)	$—	$(3,079)
PBF Energy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		211	(56,277)	—	(56,277)
Pearson PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/16/25	GBP	(21)	(2,223)	—	(2,223)
Pegasystems(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/30/23		(38)	(1,432)	—	(1,432)
Penn National Gaming, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	2/14/24		(92)	13,710	—	13,710
Penske Automotive Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/18/24		202	(13,523)	—	(13,523)
Pentair PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(31)	1,823	—	1,823
Penumbra, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(307)	(6,982)	—	(6,982)
PepsiCo., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(90)	(251)	—	(251)
Peptidream, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(38,723)	(3,456)	—	(3,456)
PerkinElmer, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		92	(2,400)	—	(2,400)
Perrigo Co. LLC	1 Day USOIS + 15 bps(M)	Goldman Sachs International	11/18/24		79	(54)	—	(54)
Persimmon PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	5/16/24	GBP	50	(2,835)	—	(2,835)
Persol Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(18,910)	7,390	—	7,390
Perspecta, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/07/25		148	(1,638)	—	(1,638)
Pfizer, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		662	(64,170)	—	(64,170)
Philip Morris International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		218	(7,846)	—	(7,846)
Phillips 66(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		81	(10,433)	—	(10,433)
Pigeon Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(52,021)	(9,881)	—	(9,881)
Pilgrim’s Pride Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		227	(25,869)	—	(25,869)
Pinnacle Financial Partners, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(109)	12,829	—	12,829
Pinnacle West Capital Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/18/24		82	988	—	988
Planet Fitness (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/17/24		(195)	20,926	—	20,926
Platform Specialty Products Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	2/14/24		(59)	3,827	—	3,827
Pluralsight, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/18/24		(196)	16,302	—	16,302
PNC Financial Services Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/18/24		(148)	14,677	—	14,677
PNM Resources, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(251)	16,034	—	16,034
Pola Orbis Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	15,614	(6,434)	—	(6,434)

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Polaris Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/17/24		320	$(21,098)	$—	$(21,098)
Polyone Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/26/23		213	(5,120)	—	(5,120)
Pool Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	2/28/24		(131)	(1,534)	—	(1,534)
Popular, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		119	(15,036)	—	(15,036)
Post Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(157)	9,038	—	9,038
Power Assets Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	8/25/23	HKD	295	(2,733)	—	(2,733)
PPG Industries, Inc.	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(53)	(1,039)	—	(1,039)
PPL Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/03/24		(14)	1,262	—	1,262
Pra Health Sciences, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		315	(8,445)	—	(8,445)
Premier, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(41)	406	—	406
Prestige Brands Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/13/25		159	(12,451)	—	(12,451)
Primerica, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/05/24		(444)	30,118	—	30,118
Principal Financial Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(106)	9,484	—	9,484
Procter & Gamble Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/12/24		512	5,292	—	5,292
Progressive Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(72)	433	—	433
Proofpoint, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/30/23		(68)	3,119	—	3,119
Prosperity Bancshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(131)	17,629	—	17,629
PTC, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		30	(848)	—	(848)
Public Service Enterprise Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/26/23		177	(8,965)	—	(8,965)
PulteGroup, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		361	(15,054)	—	(15,054)
Pure Storage, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/30/23		(319)	(4,100)	—	(4,100)
PVH Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		132	(32,318)	—	(32,318)
Qantas Airways Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	6/03/24	AUD	48	(3,344)	—	(3,344)
QBE Insurance Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/15/23	AUD	(236)	11,112	—	11,112
Qorvo, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		178	(6,349)	—	(6,349)
QUALCOMM, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/15/24		110	1,793	—	1,793
Quanta Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		208	(9,289)	—	(9,289)
Qube Holdings Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	3/26/25	AUD	(29)	(575)	—	(575)

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Quest Diagnostics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/13/23		3	$(78)	$—	$(78)
Quilter PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	3/26/25	GBP	(145)	(230)	—	(230)
Qurate Retail, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		285	8,464	—	8,464
Rakuten, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(54,821)	7,998	—	7,998
Ralph Lauren Corp. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		381	(39,494)	—	(39,494)
Ramsay Health Care Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/03/24	AUD	(529)	(2,588)	—	(2,588)
Range Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/31/23		(236)	54,897	—	54,897
Raymond James Financial(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/31/24		162	(16,107)	—	(16,107)
Raytheon Technologies Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/13/25		(23)	1,024	—	1,024
REA Group Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	6/18/24	AUD	120	1,908	—	1,908
RealPage, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		9	(373)	—	(373)
Reckitt Benckiser Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/15/24	GBP	(612)	(44,068)	—	(44,068)
Recruit Holdings, Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(31,897)	16,252	—	16,252
Regal Beloit Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		365	2,134	—	2,134
Regeneron Pharmaceuticals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		315	4,569	—	4,569
Regions Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		72	(11,137)	—	(11,137)
Reinsurance Group of America, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		94	(4,265)	—	(4,265)
Reliance Steel & Aluminum Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/18/24		41	(2,499)	—	(2,499)
RELX PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	6/03/24	GBP	(137)	4,083	—	4,083
RenaissanceRe Holdings Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(67)	2,425	—	2,425
Renesas Electronics Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(12,688)	17,496	—	17,496
Rentokil Initial(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	12/06/23	GBP	(188)	(4,026)	—	(4,026)
Repligen Corp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/30/25		(185)	(12,688)	—	(12,688)
Repsol SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	8/11/23	EUR	(36)	1,980	—	1,980
Republic Services, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(130)	4,221	—	4,221
Resideo Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	11/18/24		(248)	(39,774)	—	(39,774)
ResMed(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		29	5,400	—	5,400
Resona Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	10,948	(8,482)	—	(8,482)

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
RH(M)	1 Day USOIS -40 bps(M)	Goldman Sachs International	6/25/25		(67)	$2,303	$—	$2,303
Ricoh, Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(13,117)	17,527	—	17,527
Rightmove PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	6/03/24	GBP	21	(1,312)	—	(1,312)
RingCentral, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	11/17/23		(87)	(3,927)	—	(3,927)
Rinnai Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(7,282)	650	—	650
Rio Tinto PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	9/02/24	GBP	(80)	(28)	—	(28)
RLI Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(305)	3,839	—	3,839
Robert Half International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		434	(26,210)	—	(26,210)
Rockwell Automation, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(198)	191	—	191
Rohm Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	18,343	(9,699)	—	(9,699)
Rohto Pharmaceutical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	3/26/25	JPY	10,931	6,706	—	6,706
Roku, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/19/24		(303)	9,403	—	9,403
Rollins, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/05/24		(205)	5,219	—	5,219
Rolls-Royce Holdings PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	5/16/24	GBP	(210)	52,787	—	52,787
Roper Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(187)	6,450	—	6,450
Ross Store, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/27/23		(97)	9,320	—	9,320
Rotork PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(22)	72	—	72
Royal Bank of Scotland Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	6/03/24	GBP	83	(1,256)	—	(1,256)
Royal Caribbean Cruises Ltd.(M)	1 Day USOIS -54 bps(M)	Goldman Sachs International	10/31/24		(42)	1,933	—	1,933
Royal Dutch Shell PLC (Class A)(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	1/17/25	GBP	(259)	23,587	—	23,587
Royal Gold, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(414)	(11,850)	—	(11,850)
Royal Mail PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	259	(1,291)	—	(1,291)
RPM International Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(43)	30	—	30
RSA Insurance Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(48)	494	—	494
Rubis(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	3/13/25	EUR	160	3,821	—	3,821
Ryder System, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(316)	36,912	—	36,912
Ryohin Keikaku Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(26,938)	7,207	—	7,207
S&P Global, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(52)	51	—	51

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Sabre Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/03/25		10	$(319)	$—	$(319)
Sage Therapeutics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(286)	(21,464)	—	(21,464)
Sally Beauty Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	11/17/23		299	(37,082)	—	(37,082)
Sanderson Farms, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/26/23		(34)	1,346	—	1,346
Sands China Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	9/20/24	HKD	522	(4,169)	—	(4,169)
Sankyu, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/31/24	JPY	30,420	(18,977)	—	(18,977)
Santander Consumer USA, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		32	(3,525)	—	(3,525)
Santen Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(9,524)	1,779	—	1,779
Santos Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	10/31/24	AUD	184	(9,830)	—	(9,830)
Saracen Mineral Holdings Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(236)	(41,973)	—	(41,973)
Sartorius Stedim Biotech(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	8/15/24	EUR	68	2,050	—	2,050
Sawai Pharmaceutical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	21,530	(9,367)	—	(9,367)
Schlumberger Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(718)	131,395	—	131,395
Schneider National, Inc. (Class B)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/13/25		331	15,377	—	15,377
Schroders PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/15/24	GBP	(48)	1,416	—	1,416
Science Applications International Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		127	(15,429)	—	(15,429)
Science Applications International Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		240	(20,581)	—	(20,581)
Scientific Games International, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(13)	2,301	—	2,301
Scotts Miracle Gro Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(71)	486	—	486
SCSK Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	2,200	(911)	—	(911)
Seagate Technology PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		121	(8,987)	—	(8,987)
Sealed Air Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(221)	1,770	—	1,770
Seattle Genetics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(69)	1,248	—	1,248
Secom Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(19,926)	1,005	—	1,005
SEEK Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/15/23	AUD	(249)	(13,872)	—	(13,872)
Sega Sammy Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	14,714	(2,238)	—	(2,238)
SEI Investments Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/25/25		(52)	585	—	585
Seibu Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(6,774)	5,227	—	5,227

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Seiko Epson Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	18,556	$(19,453)	$—	$(19,453)
Seino Transportation Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/25	JPY	13,570	(2,853)	—	(2,853)
Sekisui Chemical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	11,760	(1,122)	—	(1,122)
Sekisui House Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/31/24	JPY	67,224	(24,999)	—	(24,999)
Selective Insurance Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(141)	6,467	—	6,467
Sempra Energy(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/13/23		(370)	15,523	—	15,523
Semtech Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/26/25		(87)	929	—	929
Sensata Technologies Holding NV(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/15/25		(237)	23,327	—	23,327
Sensient Technologies Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/26/23		(30)	(1,097)	—	(1,097)
Service Corp. International(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(155)	7,034	—	7,034
ServiceMaster Global Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(424)	(27,104)	—	(27,104)
ServiceNow, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(5)	(36)	—	(36)
SES SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	8/15/24	EUR	(13)	229	—	229
Seven & i Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/31/24	JPY	34,566	(26,323)	—	(26,323)
Seven Bank Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(16,725)	3,177	—	3,177
Seven Network Ltd.(M)	1 Day AUDOIS -100 bps(M)	Goldman Sachs International	4/16/25	AUD	(160)	2,940	—	2,940
SG Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	3/13/25	JPY	(43,271)	(7,246)	—	(7,246)
Sharp Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(35,578)	30,272	—	30,272
Sherwin-Williams Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(152)	748	—	748
Shikoku Electric Power Co., Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	6,165	(1,063)	—	(1,063)
Shimadzu Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(13,299)	558	—	558
Shimamura Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	27,483	(11,237)	—	(11,237)
Shimano, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(36,636)	(9,473)	—	(9,473)
Shimizu Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	56,905	(35,062)	—	(35,062)
Shin-Etsu Chemical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(3,701)	(835)	—	(835)
Shinsei Bank Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	21,855	(20,031)	—	(20,031)
Shionogi, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(5,632)	2,078	—	2,078
Shiseido Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(66,022)	21,823	—	21,823

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Shizuoka Bank Ltd. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/25	JPY	2,488	$(548)	$—	$(548)
SHO-BOND Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(6,311)	(155)	—	(155)
Showa Denko KK(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	12,355	(7,091)	—	(7,091)
Signature Bank(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(75)	2,647	—	2,647
Silgan Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		146	(2,644)	—	(2,644)
Silicon Laboratories, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/25/25		(34)	173	—	173
Sinclair Broadcast Group, Inc. (Class A)(M)	1 Day USOIS -48 bps(M)	Goldman Sachs International	9/19/24		(39)	7,682	—	7,682
Sinclair Broadcast Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(183)	12,356	—	12,356
Sino Land Co. Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	4/16/25	HKD	319	(917)	—	(917)
Six Flags Entertainment Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/29/23		(86)	20,778	—	20,778
SJM Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	12/06/23	HKD	780	(4,570)	—	(4,570)
Skechers USA, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		220	(20,253)	—	(20,253)
Skyworks Solutions, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		274	(12,361)	—	(12,361)
Smartsheet, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/19/24		(57)	(6,529)	—	(6,529)
SMC Corp./Japan(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	7/18/24	JPY	(11,207)	1,327	—	1,327
Smith & Nephew PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	3/13/25	GBP	106	(10,810)	—	(10,810)
Smith Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/16/25	GBP	(303)	(18,448)	—	(18,448)
Snap, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/19/24		(129)	(14,657)	—	(14,657)
Snap-on, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		160	(8,286)	—	(8,286)
SoftBank Group (M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(42,797)	1,915	—	1,915
SoftBank Group Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/17/24	JPY	(15,516)	2,272	—	2,272
Sohgo Security Services Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(7,960)	3,891	—	3,891
Sojitz Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	23,051	(15,282)	—	(15,282)
SolarEdge Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	2/13/25		170	(12,361)	—	(12,361)
SolarWinds, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/25/25		55	(3,916)	—	(3,916)
Sompo Japan Insurance, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	40,602	(15,095)	—	(15,095)
Sonic Healthcare Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/25/25	AUD	(243)	(9,846)	—	(9,846)
Sonoco Products Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/11/23		(7)	324	—	324

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Sony Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(18,951)	$(110)	$—	$(110)
SONY Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(21,335)	4,936	—	4,936
Sotetsu Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(6,085)	440	—	440
South32 Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	2/28/24	AUD	153	(3,466)	—	(3,466)
Southern Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/03/25		(90)	11,430	—	11,430
Southwest Airlines Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/31/24		(491)	43,222	—	43,222
Southwest Gas Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/18/24		15	649	—	649
Spark Infrastructure Group Stapled(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(298)	(4,804)	—	(4,804)
Spectris PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	3/13/25	GBP	104	(1,844)	—	(1,844)
Spectrum Brands Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		170	(4,521)	—	(4,521)
Spirax-Sarco Engineering PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	9/02/24	GBP	(148)	(1,161)	—	(1,161)
Spire, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/03/25		(106)	10,822	—	10,822
Spirit AeroSystems Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		123	(34,404)	—	(34,404)
Splunk, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(76)	(6,100)	—	(6,100)
Spotify Technology SA(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/19/24		(123)	(43,071)	—	(43,071)
Sprouts Farmers Market, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		207	12,409	—	12,409
Square Enix Holdings Co. Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	1,054	323	—	323
Square, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(88)	(15,117)	—	(15,117)
SS&C Technologies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/15/24		222	(10,089)	—	(10,089)
SSE PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	7/04/24	GBP	10	1,196	—	1,196
St. James’s Place PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	11/17/23	GBP	(260)	2,023	—	2,023
Standard Chartered PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	49	2,231	—	2,231
Standard Life Aberdeen PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/25/23	GBP	(19)	(209)	—	(209)
Stanley Black & Decker, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		33	(435)	—	(435)
Stanley Electric Co, Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	3/13/25	JPY	(1,576)	149	—	149
Star Entertainment Group Ltd. (The)(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	6/03/24	AUD	330	(23,604)	—	(23,604)
Starbucks Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(106)	6,731	—	6,731
State Street Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/15/24		395	(33,037)	—	(33,037)

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Steel Dynamics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		205	$(18,731)	$—	$(18,731)
Stericycle, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(359)	33,950	—	33,950
Steris Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/18/24		205	(6,930)	—	(6,930)
Sterling Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(16)	2,899	—	2,899
Stifel Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/15/24		159	(17,848)	—	(17,848)
Stryker Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/12/24		152	(10,317)	—	(10,317)
Subaru Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	25,130	(20,608)	—	(20,608)
Suez SA(M)	1 Day EONIA + 25 bps(M)	Goldman Sachs International	12/27/23	EUR	64	(2,799)	—	(2,799)
Sugi Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/31/24	JPY	16,054	6,931	—	6,931
SUMCO Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	3,622	1,073	—	1,073
Sumitomo Bank Ltd. (The)(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	3,060	(3,027)	—	(3,027)
Sumitomo Chemical Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	6,713	(5,909)	—	(5,909)
Sumitomo Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	15,068	(9,057)	—	(9,057)
Sumitomo Dainippon Pharma Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	18,642	(13,406)	—	(13,406)
Sumitomo Electric Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/25	JPY	5,281	(1,772)	—	(1,772)
Sumitomo Heavy Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	15,929	(14,010)	—	(14,010)
Sumitomo Metal Mining Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(3,804)	1,597	—	1,597
Sumitomo Rubber Industries Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/25	JPY	9,078	(2,254)	—	(2,254)
Sun Hung Kai Properties Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	7/13/23	HKD	1,943	(7,615)	—	(7,615)
Suncorp Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(410)	28,953	—	28,953
Sundrug Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	3/26/25	JPY	10,665	595	—	595
Suntory Beverage & Food Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	10/31/24	JPY	31,672	(12,024)	—	(12,024)
Sushiro Global Holdings Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(7,635)	2,451	—	2,451
Suzuken Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	19,371	(220)	—	(220)
SVB Financial Group(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(120)	9,509	—	9,509
Swire Pacific Ltd. (Class A)(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	6/25/25	HKD	1,000	(9,898)	—	(9,898)
Swire Properties Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	8/25/23	HKD	(1,138)	4,008	—	4,008
Swiss Market Index Future(M)	—	JPMorgan Chase Bank, N.A.	9/18/20	CHF	1,798	3,862	—	3,862

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Switch, Inc. (Class A)(M)	1 Day USOIS -38.8 bps(M)	Goldman Sachs International	2/14/24		(176)	$1,989	$—	$1,989
Sydney Airport Stapled(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(405)	27,685	—	27,685
Symantec Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	2/13/25		283	(16,718)	—	(16,718)
Synaptics, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/05/24		224	(22,578)	—	(22,578)
Synchrony Financial(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/31/24		96	(13,771)	—	(13,771)
Syneos Health, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		224	10,268	—	10,268
SYNNEX Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		579	53,060	—	53,060
Synopsys, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		174	4,035	—	4,035
Synovus Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		34	(2,054)	—	(2,054)
Sysco Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/13/25		62	(6,851)	—	(6,851)
Sysmex Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(25,446)	(1,140)	—	(1,140)
T&D Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(9,172)	14,083	—	14,083
T. Rowe Price Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/03/24		183	(4,208)	—	(4,208)
Tabcorp Holdings Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	4/16/25	AUD	278	(7,503)	—	(7,503)
Taiheiyo Cement Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	8,928	(1,548)	—	(1,548)
Taisei Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	10,663	(555)	—	(555)
Taisho Pharmaceutical Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	7,967	(26)	—	(26)
Taiyo Nippon Sanso Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/03/25	JPY	(10,445)	11,446	—	11,446
Taiyo Yuden Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/25	JPY	4,288	740	—	740
Takara Bio, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(18,391)	5,758	—	5,758
Takashimaya Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	5/16/24	JPY	11,801	(12,383)	—	(12,383)
Takeda Pharmaceutical Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(30,142)	17,360	—	17,360
Tapestry, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		77	(2,455)	—	(2,455)
Targa Resources Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(279)	47,965	—	47,965
Target Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		518	(3,971)	—	(3,971)
Tate & Lyle PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	200	6,961	—	6,961
Taylor Wimpey PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	8/11/23	GBP	203	(20,195)	—	(20,195)
TDK Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	19,777	(4,408)	—	(4,408)

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
TE Connectivity Ltd.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		192	$(10,222)	$—	$(10,222)
Techtronic Industries Co., Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	6/14/23	HKD	(716)	(1,402)	—	(1,402)
Tegna, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		59	(1,633)	—	(1,633)
Teijin Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	26,970	(12,975)	—	(12,975)
Teledyne Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/27/23		(21)	515	—	515
Teleflex, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		67	(890)	—	(890)
Telephone & Data Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		292	(17,253)	—	(17,253)
Telstra Corp. Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	12/06/23	AUD	255	(5,066)	—	(5,066)
Tempur Pedic International Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(284)	8,887	—	8,887
Tenet Healthcare Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		9	(448)	—	(448)
Teradata Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/29/23		131	1,880	—	1,880
Teradyne, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		118	15,181	—	15,181
Terex Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		32	(3,317)	—	(3,317)
Terumo Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(16,572)	1,672	—	1,672
Tesco PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	7/04/24	GBP	(119)	(3,300)	—	(3,300)
Tesla, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(594)	(84,557)	—	(84,557)
Tetra Tech, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	2/13/25		47	(1,148)	—	(1,148)
Texas Capital Bancshares, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		33	(5,549)	—	(5,549)
Texas Instruments, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/01/24		167	(6,520)	—	(6,520)
Texas Roadhouse, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/13/25		145	(11,202)	—	(11,202)
Textron, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		214	(21,515)	—	(21,515)
Thermo Fisher Scientific, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(17)	(12)	—	(12)
THK Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	9/02/24	JPY	(7,378)	5,353	—	5,353
Thor Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/25/23		83	(5,554)	—	(5,554)
Timken Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		168	(8,828)	—	(8,828)
TIS, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	10,552	1,864	—	1,864
TJX, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/13/23		(94)	6,321	—	6,321
T-MOBILE US, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(211)	(1,959)	—	(1,959)

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Tobu Railway Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(27,949)	$17,659	$—	$17,659
TOHO Gas CO., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(8,032)	(767)	—	(767)
Tohoku Electric Power Co.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	17,025	(4,478)	—	(4,478)
Tokio Marine Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	15,781	(11,167)	—	(11,167)
Tokyo Broadcasting System Television, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	25,018	(11,271)	—	(11,271)
Tokyo Century Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(11,252)	(3,831)	—	(3,831)
Tokyo Electric Power Holdings, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	47,238	(40,185)	—	(40,185)
Tokyo Electron Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	7/05/24	JPY	(10,018)	(5,945)	—	(5,945)
Tokyo Gas Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	32,081	1,821	—	1,821
Tokyu Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(24,490)	24,262	—	24,262
Toll Brothers, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(138)	8,858	—	8,858
Toppan Printing Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	65,852	(38,844)	—	(38,844)
Toray Industries, Inc.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	10,311	(8,851)	—	(8,851)
Toro Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/03/24		(142)	6,242	—	6,242
Toshiba Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	10/17/24	JPY	(47,159)	(21,874)	—	(21,874)
Tosoh Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	38,125	(17,593)	—	(17,593)
Total SA(M)	1 Day EONIA -30 bps(M)	Goldman Sachs International	8/11/23	EUR	(19)	188	—	188
Toto Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(18,055)	13,516	—	13,516
Toyo Seikan Kaisha Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	40,869	(32,884)	—	(32,884)
Toyo Suisan Kaisha Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	3,920	2,856	—	2,856
Toyoda Gosei Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	3/13/25	JPY	23,228	(15,075)	—	(15,075)
Toyota Boshoku Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	10,595	(2,661)	—	(2,661)
Toyota Industries Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(21,335)	7,077	—	7,077
Toyota Motor Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(31,172)	12,805	—	12,805
Toyota Tsusho Corp. (M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	33,542	(21,013)	—	(21,013)
Tractor Supply Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(94)	(4,091)	—	(4,091)
Trade Desk, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/07/25		31	(638)	—	(638)
Trane Technologies PLC(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	11/18/24		319	(23,939)	—	(23,939)

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Transdigm Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/05/24		(190)	$9,934	$—	$9,934
Transocean Ltd.(M)	1 Day USOIS -102.7 bps(M)	Goldman Sachs International	6/14/23		(284)	90,904	—	90,904
TransUnion(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/31/24		(42)	1,142	—	1,142
Transurban Group(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	3/26/25	AUD	(1,225)	14,901	—	14,901
Travelers Companies, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/05/24		51	(4,473)	—	(4,473)
Travis Perkins PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/03/25	GBP	(50)	2,199	—	2,199
Treasury Wine Estates Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	12/27/23	AUD	273	(9,115)	—	(9,115)
TreeHouse Foods, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(20)	2,740	—	2,740
Trend Micro, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(7,774)	(1,099)	—	(1,099)
Trex Co., Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(305)	(21,220)	—	(21,220)
TRI Pointe Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/12/24		466	(3,360)	—	(3,360)
Trimble, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(56)	944	—	944
Trinity Industries, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(45)	3,498	—	3,498
TripAdvisor, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/12/24		304	(46,825)	—	(46,825)
Truist Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(110)	17,604	—	17,604
Trustmark Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(170)	7,926	—	7,926
Tsuruha Holdings, Inc.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(17,094)	6,829	—	6,829
Tui Group(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	7/04/24	GBP	202	(60,068)	—	(60,068)
Twilio, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(95)	(12,349)	—	(12,349)
Twitter, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	1/12/24		274	(37,664)	—	(37,664)
Tyler Technologies, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/25/25		(24)	(902)	—	(902)
Tyson Foods, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		203	(20,964)	—	(20,964)
Ubiquiti Networks(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	10/03/24		(311)	3,570	—	3,570
UGI Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/26/23		178	430	—	430
ULTA Beauty, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(49)	6,371	—	6,371
UMB Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(131)	16,856	—	16,856
Umpqua Holdings Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(68)	3,407	—	3,407
Under Armer, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/25/23		(396)	22,093	—	22,093

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Unicharm Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(30,619)	$(26,736)	$—	$(26,736)
Unilever PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	4/16/25	GBP	(8)	384	—	384
Union Pacific Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(418)	12,533	—	12,533
United Airlines Holdings, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(443)	99,648	—	99,648
United Bankshares, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(288)	18,764	—	18,764
United Parcel Service, Inc. (Class B)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/12/24		(154)	(3,694)	—	(3,694)
United Rentals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		217	(11,320)	—	(11,320)
United States Cellular Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	2/14/24		68	(2,709)	—	(2,709)
United States Steel Corp.(M)	1 Day USOIS -224.8 bps(M)	Goldman Sachs International	6/18/24		(87)	9,966	—	9,966
United Therapeutics Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		559	(8,373)	—	(8,373)
UnitedHealth Group, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/03/24		53	(1,004)	—	(1,004)
Univar, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(255)	9,751	—	9,751
Universal Display Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(104)	5,138	—	5,138
Universal Health Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/29/23		243	(27,842)	—	(27,842)
Unum Group(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/03/24		242	(33,211)	—	(33,211)
Urban Outfitter, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/13/23		(21)	2,391	—	2,391
US Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(159)	11,474	—	11,474
US Foods Holding Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/18/24		56	(7,961)	—	(7,961)
USS Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(8,800)	3,155	—	3,155
Valero Energy Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		272	(26,778)	—	(26,778)
Valley National Bancorp(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(46)	4,333	—	4,333
Valmont Inds(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(186)	(6,813)	—	(6,813)
Valvoline, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/29/23		105	(1,660)	—	(1,660)
Varian Medical Systems, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/27/23		54	653	—	653
VeriSign, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(18)	95	—	95
Verisk Analytics, Inc. (Class )(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(191)	(2,700)	—	(2,700)
Verizon Communications, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		212	(7,901)	—	(7,901)
Vertex Pharmaceuticals, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		173	10,506	—	10,506

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
VF Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(222)	$9,164	$—	$9,164
ViacomCBS, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		72	(2,375)	—	(2,375)
ViaSat Inc(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(110)	14,589	—	14,589
Virtu Financial, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	1/31/24		(165)	(4,686)	—	(4,686)
Visa, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/07/25		12	(361)	—	(361)
Vishay Intertechnology, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		322	(20,826)	—	(20,826)
Visteon Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/25/23		(611)	57,152	—	57,152
Vistra Energy Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		268	(28,782)	—	(28,782)
Vitasoy International Holdings Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	7/04/24	HKD	(414)	(648)	—	(648)
Viva Energy Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	3/13/25	AUD	(33)	(1,342)	—	(1,342)
VMware, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		192	8,634	—	8,634
Vodafone Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	5/16/24	GBP	(143)	(3,778)	—	(3,778)
Voya Financial, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(127)	2,202	—	2,202
Vulcan Materials Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(312)	5,766	—	5,766
W. R. Berkley Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(137)	11,772	—	11,772
W.R. Grace & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(150)	13,533	—	13,533
W.W. Grainger, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/18/24		(117)	(291)	—	(291)
Walgreens Boots Alliance, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	12/06/23		334	(16,267)	—	(16,267)
Wal-Mart Stores, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		5	(68)	—	(68)
Walt Disney Co. (The)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		41	(1,876)	—	(1,876)
Washington H. Soul Pattinson and Co., Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	3/13/25	AUD	(206)	1,590	—	1,590
Waste Connections, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	8/15/24		(275)	402	—	402
Waste Management, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(93)	4,454	—	4,454
Water Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/31/24		110	(6,038)	—	(6,038)
Watsco, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/28/24		(212)	(85)	—	(85)
Wayfair, Inc.(M)	1 Day USOIS -29 bps(M)	Goldman Sachs International	7/05/24		(23)	(3,324)	—	(3,324)
Webster Financial Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(10)	1,786	—	1,786
WEC Energy Group(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(467)	8,004	—	8,004

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Weir Group PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(116)	$606	$—	$606
Welcia Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(12,325)	1,429	—	1,429
Wells Fargo & Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/18/24		(1)	274	—	274
Wendys Co.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/26/25		(89)	2,030	—	2,030
Werner Enterprises, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		330	9,346	—	9,346
WESCO International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		298	(25,381)	—	(25,381)
Wesfarmers Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/03/24	AUD	(193)	(3,907)	—	(3,907)
West Japan Railway Co.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(8,136)	2,552	—	2,552
West Pharmaceutical Services, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		14	1,399	—	1,399
Western Alliance Bancorporation(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		50	(7,512)	—	(7,512)
Western Digital Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		4	(11)	—	(11)
Western Union Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	11/18/24		178	(14,041)	—	(14,041)
Westinghouse Air Brake Technologies Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(18)	2,968	—	2,968
Westlake Chemical Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		37	(896)	—	(896)
Westpac Banking Corp.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	4/16/25	AUD	(163)	7,788	—	7,788
WestRock Co.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/01/24		497	(39,616)	—	(39,616)
WEX, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	10/03/24		94	(4,403)	—	(4,403)
WH Group(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	2/28/24	HKD	3,376	(11,825)	—	(11,825)
WH Smith PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(31)	6,119	—	6,119
Wharf Real Estate Investment Co., Ltd.(M)	1 Day HONIX -401.87 bps(M)	Goldman Sachs International	5/17/24	HKD	(3,696)	(6,720)	—	(6,720)
Wheelock & Co.( M)	1 Day HONIX -96.67 bps(M)	Goldman Sachs International	4/16/25	HKD	(374)	(35)	—	(35)
Whirlpool Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	7/27/23		149	(5,980)	—	(5,980)
Whitbread PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	10/31/24	GBP	(126)	22,288	—	22,288
White Mountains Insurance Group Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/13/25		(56)	(538)	—	(538)
William Hill PLC(M)	1 Day SONIA -25 bps(M)	Goldman Sachs International	8/11/23	GBP	(36)	8,825	—	8,825
Williams Cos., Inc. (The)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(305)	9,070	—	9,070
Williams-Sonoma, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		203	(8,593)	—	(8,593)
Willis Towers Watson PLC(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/29/23		(162)	2,176	—	2,176

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Wintrust Financial Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	4/16/25		8	$(290)	$—	$(290)
WiseTech Global Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	9/11/23	AUD	(104)	9,011	—	9,011
WM Morrison Supermarkets PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	7/04/24	GBP	133	(2,386)	—	(2,386)
Woodside Petroleum Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	6/15/23	AUD	(79)	6,146	—	6,146
Woolworths Group Ltd.(M)	1 Day AUDOIS -40 bps(M)	Goldman Sachs International	7/04/24	AUD	(243)	(4,499)	—	(4,499)
Workday, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/13/25		(34)	(1,332)	—	(1,332)
World Fuel Services Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	8/15/24		342	(28,669)	—	(28,669)
World Wrestling Entertainment, Inc. (Class A)(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/03/24		10	(506)	—	(506)
WorleyParsons Ltd.(M)	1 Day AUDOIS + 40 bps(M)	Goldman Sachs International	6/03/24	AUD	525	(41,565)	—	(41,565)
Worthington Industries, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/13/25		21	(1,291)	—	(1,291)
WPP Group PLC(M)	1 Day SONIA + 25 bps(M)	Goldman Sachs International	4/16/25	GBP	84	(9,347)	—	(9,347)
WPX Energy, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	6/14/23		66	(3,588)	—	(3,588)
WW International, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	5/16/24		41	(276)	—	(276)
Wyndham Hotels & Resorts, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	3/26/25		(21)	2,825	—	2,825
Wyndham Worldwide Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/13/25		198	(36,307)	—	(36,307)
Wynn Macau Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	9/11/23	HKD	(262)	4,821	—	4,821
Wynn Resorts Ltd.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/12/24		(317)	73,516	—	73,516
Xcel Energy, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	4/16/25		(165)	5,575	—	5,575
Xerox Corp.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	2/28/24		389	(48,531)	—	(48,531)
Xilinx, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/01/24		(26)	(606)	—	(606)
Xinyi Glass Holdings Ltd.(M)	1 Day HONIX -40 bps(M)	Goldman Sachs International	8/15/24	HKD	(732)	(1,196)	—	(1,196)
XPO Logistics, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	12/06/23		(234)	6,281	—	6,281
Xylem, Inc(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/03/24		(129)	5,491	—	5,491
Yahoo! Japan Corp.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	7,701	11,684	—	11,684
Yakult Honsha Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(28,878)	20,369	—	20,369
Yamada Denki Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	24,605	(6,216)	—	(6,216)
Yamaguchi Financial Group(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	6/25/24	JPY	14,719	(3,684)	—	(3,684)
Yamaha Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	4/16/25	JPY	(14,601)	8,063	—	8,063

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Yamaha Motor Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	2/21/25	JPY	19,001	$(1,891)	$—	$(1,891)
Yamato Holdings Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(57,277)	9,319	—	9,319
Yamazaki Baking Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	11,824	(1,161)	—	(1,161)
Yaoko Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(8,511)	279	—	279
Yaskawa Electric Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(41,391)	10,546	—	10,546
Yelp, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	9/03/24		268	(18,425)	—	(18,425)
Yokogawa Electric Corp.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/24	JPY	(2,916)	443	—	443
Yokohama Rubber Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	3/13/25	JPY	19,759	(8,968)	—	(8,968)
Yue Yuen Industrial Holdings Ltd.(M)	1 Day HONIX + 20 bps(M)	Goldman Sachs International	6/14/23	HKD	1,470	(5,138)	—	(5,138)
Yum! Brands, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/03/24		(83)	3,186	—	3,186
Zebra Technologie Corp.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/11/23		(34)	1,825	—	1,825
Zendesk, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(51)	(1,504)	—	(1,504)
Zenkoku Hosho Co., Ltd.(M)	1 Day TONAT -32.5 bps(M)	Goldman Sachs International	6/25/25	JPY	(19,828)	6,862	—	6,862
Zensho Holdings Co., Ltd.(M)	1 Day TONAT + 12.5 bps(M)	Goldman Sachs International	4/16/25	JPY	1,385	(718)	—	(718)
Zillow Group, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	6/14/23		(35)	2,062	—	2,062
Zimmer Biomet Holdings, Inc.(M)	1 Day USOIS + 15 bps(M)	Goldman Sachs International	3/13/25		174	(18,533)	—	(18,533)
Zions Bancorporation NA(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	5/16/24		(180)	21,662	—	21,662
Zoetis, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/27/23		(96)	921	—	921
Zscaler, Inc.(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	9/19/24		(85)	(2,321)	—	(2,321)
Zynga, Inc. (Class A)(M)	1 Day USOIS -25 bps(M)	Goldman Sachs International	7/05/24		(24)	(855)	—	(855)

						$(947,265)	$—	$(947,265)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$1,486	$(254,098)	$10,574,405	$(10,065,910)

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Reverse repurchase agreements outstanding at June 30, 2020:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at June 30, 2020
BNP Paribas S.A.	0.250%	05/11/2020	$1,952,948	08/12/2020	$1,958,480
BNP Paribas S.A.	(0.410)%	05/25/2020	663,009	08/20/2020	683,794
BNP Paribas S.A.	(0.380)%	05/25/2020	884,582	08/20/2020	912,312
BNP Paribas S.A.	(0.380)%	05/25/2020	1,896,381	08/20/2020	1,955,831

			$5,396,920		$5,510,417

During the reporting period ended June 30, 2020, Academic Strategies held reverse repurchase agreements the entire period with an average value of $7,288,696 and a daily weighted average interest rate of 1.45%. In addition, Sovereign bonds with a combined market value of $5,575,842 have been segregated as collateral to cover the requirement for the reverse repurchase agreements outstanding at period end.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$2,449,000	$600,527
Credit Suisse Securities (USA) LLC	23,000	5,499,740
Goldman Sachs & Co. LLC	15,968,005	39,625,228
JPMorgan Securities LLC	108,024	—
Morgan Stanley & Co. LLC	1,303,000	—

Total	$19,851,029	$45,725,495

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$2,504,852,126	$—	$—
Common Stocks	200,409,468	121,220,346	55,598
Preferred Stocks	4,128,552	489,297	—
Rights	—	—	5,451
Asset-Backed Securities
Automobiles	—	2,295,522	—
Collateralized Loan Obligation	—	324,812	—
Consumer Loans	—	709,567	—
Home Equity Loans	—	13,517,237	—
Other	—	610,698	—
Residential Mortgage-Backed Securities	—	12,616,293	—
Student Loans	—	935,969	—
Bank Loans	—	2,587,566	—
Commercial Mortgage-Backed Securities	—	7,543,519	—
Convertible Bond	—	397	—
Corporate Bonds	—	197,837,401	30,572
Municipal Bonds	—	101,070	—
Residential Mortgage-Backed Securities	—	33,240,831	—
Sovereign Bonds	—	154,515,632	—
U.S. Government Agency Obligations	—	89,976,147	—

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
U.S. Treasury Obligations	$—	$571,284,710	$—
Foreign Treasury Obligations	—	545,590	—
Repurchase Agreement	—	11,900,000	—
Unaffiliated Funds	122,929,870	—	—
Options Purchased	144,690	302,424	—

Total	$2,832,464,706	$1,222,555,028	$91,621

Liabilities
Common Stocks	$(85,216,897)	$(22,051,421)	$—
Preferred Stocks	—	(371,937)	—
Options Written	(483,765)	(878,242)	—

Total	$(85,700,662)	$(23,301,600)	$—

Other Financial Instruments*
Assets
Financial Futures Contracts	$5,630,773	$—	$—
Commodity Futures Contracts	2,892,468	—	—
OTC Forward Foreign Currency Exchange Contracts	—	10,028,077	—
Centrally Cleared Credit Default Swap Agreements	—	428,364	—
OTC Credit Default Swap Agreement	—	12,173	—
OTC Currency Swap Agreements	—	10,143	—
Centrally Cleared Inflation Swap Agreements	—	1,016,263	—
OTC Inflation Swap Agreement	—	1,441	—
Centrally Cleared Interest Rate Swap Agreements	—	1,970,018	—
OTC Interest Rate Swap Agreements	—	1,433,324	—
OTC Total Return Swap Agreements	—	9,032,771	—

Total	$8,523,241	$23,932,574	$—

Liabilities
Forward Commitment Contracts	$—	$(11,565,229)	$—
Financial Futures Contracts	(4,978,719)	—	—
Commodity Futures Contracts	(1,053,513)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(8,223,363)	—
Centrally Cleared Credit Default Swap Agreements	—	(363,161)	—
OTC Credit Default Swap Agreements	—	(206,951)	—
Centrally Cleared Inflation Swap Agreements	—	(683,113)	—
Centrally Cleared Interest Rate Swap Agreements	—	(12,001,701)	—
OTC Interest Rate Swap Agreements	—	(46,982)	—
OTC Total Return Swap Agreements	—	(9,979,917)	(119)

Total	$(6,032,232)	$(43,070,417)	$(119)

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (1.6% represents investments purchased with collateral from securities on loan)	65.2%
U.S. Treasury Obligations	14.8
Sovereign Bonds	4.0
Unaffiliated Funds	3.2
U.S. Government Agency Obligations	2.3
Banks	1.8

Electric Utilities	1.4%
Residential Mortgage-Backed Securities	1.2
Multi-Utilities	0.7
Oil & Gas	0.6
Equity Real Estate Investment Trusts (REITs)	0.6
Construction & Engineering	0.6
Oil, Gas & Consumable Fuels	0.6

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (con’t):
Transportation Infrastructure	0.5%
Commercial Services & Supplies	0.4
Road & Rail	0.4
Home Equity Loans	0.4
Diversified Telecommunication Services	0.4
Diversified Financial Services	0.3
Repurchase Agreement	0.3
Chemicals	0.3
Pharmaceuticals	0.3
Electric	0.3
Telecommunications	0.3
Software	0.2
Commercial Mortgage-Backed Securities	0.2
Pipelines	0.2
Commercial Services	0.2
Health Care Equipment & Supplies	0.2
Biotechnology	0.2
Trucking & Leasing	0.2
Insurance	0.1
Auto Manufacturers	0.1
Internet	0.1
Household Durables	0.1
Water Utilities	0.1
Gas Utilities	0.1
Media	0.1
Machinery	0.1
Metals & Mining	0.1
Semiconductors & Semiconductor Equipment	0.1
Mining	0.1
Hotels, Restaurants & Leisure	0.1
Real Estate	0.1
Capital Markets	0.1
Computers	0.1
Foods	0.1
IT Services	0.1
Food & Staples Retailing	0.1
Health Care Providers & Services	0.1
Automobiles	0.1
Professional Services	0.1
Beverages	0.1
Real Estate Investment Trusts (REITs)	0.1
Food Products	0.1
Specialty Retail	0.1
Building Products	0.1
Retail	0.1
Trading Companies & Distributors	0.1
Internet & Direct Marketing Retail	0.1
Leisure Products	0.1
Real Estate Management & Development	0.1
Aerospace & Defense	0.0	*
Household Products	0.0	*
Electronic Equipment, Instruments & Components	0.0	*
Airlines	0.0	*
Building Materials	0.0	*
Electrical Equipment	0.0	*
Agriculture	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Life Sciences Tools & Services	0.0	*
Savings & Loans	0.0	*
Engineering & Construction	0.0	*

Semiconductors	0.0	*%
Diversified Consumer Services	0.0	*
Miscellaneous Manufacturing	0.0	*
Lodging	0.0	*
Healthcare-Products	0.0	*
Communications Equipment	0.0	*
Gas	0.0	*
Health Care Technology	0.0	*
Transportation	0.0	*
Multiline Retail	0.0	*
Student Loans	0.0	*
Healthcare-Services	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Auto Components	0.0	*
Paper & Forest Products	0.0	*
Entertainment	0.0	*
Construction Materials	0.0	*
Consumer Loans	0.0	*
Iron/Steel	0.0	*
Textiles, Apparel & Luxury Goods	0.0	*
Other	0.0	*
Foreign Treasury Obligations	0.0	*
Machinery-Diversified	0.0	*
Interactive Media & Services	0.0	*
Energy Equipment & Services	0.0	*
Wireless Telecommunication Services	0.0	*
Options Purchased	0.0	*
Auto Parts & Equipment	0.0	*
Household Products/Wares	0.0	*
Machinery-Construction & Mining	0.0	*
Personal Products	0.0	*
Marine	0.0	*
Collateralized Loan Obligation	0.0	*
Multi-National	0.0	*
Thrifts & Mortgage Finance	0.0	*
Air Freight & Logistics	0.0	*
Packaging & Containers	0.0	*
Private Equity	0.0	*
Industrial Conglomerates	0.0	*
Cosmetics/Personal Care	0.0	*
Technology Hardware, Storage & Peripherals	0.0	*
Food Service	0.0	*
Municipal Bonds	0.0	*
Containers & Packaging	0.0	*
Apparel	0.0	*
Leisure Time	0.0	*
Environmental Control	0.0	*
Oil & Gas Services	0.0	*
Options Written	(0.0	)*
Securities Sold Short
Distributors	(0.0	)*
Airlines	(0.0	)*
Multiline Retail	(0.0	)*
Tobacco	(0.0	)*
Transportation Infrastructure	(0.0	)*
Construction Materials	(0.0	)*
Air Freight & Logistics	(0.0	)*
Gas Utilities	(0.0	)*
Wireless Telecommunication Services	(0.0	)*
Thrifts & Mortgage Finance	(0.0	)*

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (con’t):
Household Products	(0.0	)*%
Water Utilities	(0.0	)*
Communications Equipment	(0.0	)*
Energy Equipment & Services	(0.0	)*
Diversified Financial Services	(0.0	)*
Technology Hardware, Storage & Peripherals	(0.0	)*
Independent Power & Renewable Electricity Producers	(0.0	)*
Consumer Finance	(0.0	)*
Personal Products	(0.0	)*
Mortgage Real Estate Investment Trusts (REITs)	(0.0	)*
Industrial Conglomerates	(0.0	)*
Professional Services	(0.0	)*
Household Durables	(0.0	)*
Automobiles	(0.0	)*
Food & Staples Retailing	(0.0	)*
Diversified Consumer Services	(0.0	)*
Media	(0.0	)*
Beverages	(0.0	)*
Interactive Media & Services	(0.0	)*
Paper & Forest Products	(0.0	)*
Real Estate Management & Development	(0.0	)*
Marine	(0.0	)*
Road & Rail	(0.0	)*
Entertainment	(0.0	)*
Auto Components	(0.0	)*
Building Products	(0.0	)*
Internet & Direct Marketing Retail	(0.0	)*
Containers & Packaging	(0.0	)*
Construction & Engineering	(0.0	)*
Pharmaceuticals	(0.0	)*
Health Care Technology	(0.0	)*
Leisure Products	(0.0	)*
Electrical Equipment	(0.0	)*

Trading Companies & Distributors	(0.0)*%
Commercial Services & Supplies	(0.1)
Electric Utilities	(0.1)
Metals & Mining	(0.1)
Capital Markets	(0.1)
Electronic Equipment, Instruments & Components	(0.1)
Multi-Utilities	(0.1)
Textiles, Apparel & Luxury Goods	(0.1)
Food Products	(0.1)
Health Care Providers & Services	(0.1)
Hotels, Restaurants & Leisure	(0.1)
Diversified Telecommunication Services	(0.1)
Specialty Retail	(0.1)
Semiconductors & Semiconductor Equipment	(0.1)
Life Sciences Tools & Services	(0.1)
Oil, Gas & Consumable Fuels	(0.1)
Aerospace & Defense	(0.1)
Equity Real Estate Investment Trusts (REITs)	(0.1)
Insurance	(0.1)
Health Care Equipment & Supplies	(0.1)
Machinery	(0.1)
IT Services	(0.1)
Banks	(0.1)
Chemicals	(0.1)
Biotechnology	(0.2)
Software	(0.3)

102.6
Liabilities in excess of other assets	(2.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Commodity contracts	Due from/to broker — variation margin futures	$2,892,468	*	Due from/to broker — variation margin futures	$1,053,058	*
Credit contracts	Due from/to broker — variation margin swaps	428,364	*	Due from/to broker — variation margin swaps	363,161	*
Credit contracts	—	—		Premiums received for OTC swap agreements	252,967
Credit contracts	Unaffiliated investments	304		Options written outstanding, at value	55,010
Credit contracts	Unrealized appreciation on OTC swap agreements	97,081		Unrealized depreciation on OTC swap agreements	38,892
Equity contracts	Due from/to broker — variation margin futures	3,055,444	*	Due from/to broker — variation margin futures	2,539,877	*
Equity contracts	Unaffiliated investments	5,451		—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unrealized appreciation on OTC swap agreements	$9,011,105		Unrealized depreciation on OTC swap agreements	$8,851,165
Foreign exchange contracts	Due from/to broker — variation margin futures	52,685	*	Due from/to broker — variation margin futures	182,637	*
Foreign exchange contracts	Unaffiliated investments	253,040		Options written outstanding, at value	585,819
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	10,028,077		Unrealized depreciation on OTC forward foreign currency exchange contracts	8,223,363
Interest rate contracts	Due from/to broker — variation margin futures	2,522,644	*	Due from/to broker — variation margin futures	2,256,660	*
Interest rate contracts	Due from/to broker — variation margin swaps	2,986,281	*	Due from/to broker — variation margin swaps	12,684,814	*
Interest rate contracts	Premiums paid for OTC swap agreements	1,486		Premiums received for OTC swap agreements	1,131
Interest rate contracts	Unaffiliated investments	193,770		Options written outstanding, at value	721,178
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,466,219		Unrealized depreciation on OTC swap agreements	1,175,853

		$32,994,419			$38,985,585

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$(12,923,018)	$—	$(4,325)
Credit contracts	—	65,445	82,259	—	—	(65,247)
Equity contracts	(94,598)	—	—	53,019,314	—	(11,457,068)
Foreign exchange contracts	—	(1,034,214)	1,030,634	294,691	13,427,608	—
Interest rate contracts	—	1,683,014	4,072,602	10,558,080	—	(10,350,842)

Total	$(94,598)	$714,245	$5,185,495	$50,949,067	$13,427,608	$(21,877,482)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Commodity contracts	$—	$—	$—	$(1,387,641)	$—	$—
Credit contracts	—	(3,481)	(6,246)	—	—	927,534
Equity contracts	237	—	—	(798,266)	—	2,445,672
Foreign exchange contracts	—	36,863	(222,364)	(212,939)	5,128,564	—
Interest rate contracts	—	185,215	(413,603)	2,312,173	—	(8,728,742)

Total	$237	$218,597	$(642,213)	$(86,673)	$5,128,564	$(5,355,536)

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$1,152,068	$166,068,588	$1,206,493,046	$475,739,805	$851,317,627

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$924,115,082	$360,323	$573,534,432	$49,584,997

Credit Default Swap Agreements— Sell Protection(2)	Currency Swap Agreements(2)	Total Return Swap Agreements(2)	Inflation Swap Agreements(2)
$23,031,552	$1,581,600	$318,984,966	$81,132,035

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	N/A	$57,835,737	$(57,835,737)	$—
Securities Sold Short	Credit Suisse First Boston Corp.	(76,625,750)	76,625,750	—
Securities Sold Short	JPMorgan Chase Bank, N.A.	(31,014,504)	31,014,504	—
Repurchase Agreement	TD Securities (USA) LLC	11,900,000	(11,900,000)	—
Reverse Repurchase Agreements	BNP Paribas S.A.	(5,510,417)	5,510,417	—

		$(43,414,934)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.(3-a)	$25,186	$(25,604)	$(418)	$—	$(418)
Bank of America, N.A.(3-b)	1,441	(266,188)	(264,747)	264,747	—
Bank of America, N.A.(4)	13,285	(115,104)	(101,819)	70,000	(31,819)
Bank of America, N.A.(5-a)	146	(117,973)	(117,827)	117,827	—
Bank of America, N.A.(5-b)	2	—	2	—	2
Bank of America, N.A.(8)	—	(30)	(30)	—	(30)
Barclays Bank PLC(3-a)	20,823	(49,551)	(28,728)	28,728	—
Barclays Bank PLC(3-b)	15,871	—	15,871	—	15,871
Barclays Bank PLC(5-a)	38,059	(223,281)	(185,222)	185,222	—
Barclays Bank PLC(6)	6,572,318	(771,502)	5,800,816	(5,800,816)	—
Barclays Bank PLC(8)	178	(1,779)	(1,601)	—	(1,601)
BNP Paribas S.A.(3-a)	227,047	(154,586)	72,461	—	72,461

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
BNP Paribas S.A.(3-b)	$24,692	$(19,462)	$5,230	$—	$5,230
BNP Paribas S.A.(5-b)	44,074	(411,816)	(367,742)	—	(367,742)
BNP Paribas S.A.(8)	5,681	(44,091)	(38,410)	38,410	—
Citibank, N.A.(3-a)	172,127	(93,470)	78,657	(78,657)	—
Citibank, N.A.(3-b)	118,829	(21,382)	97,447	—	97,447
Citibank, N.A.(4)	467,135	(490,894)	(23,759)	23,759	—
Citibank, N.A.(5-b)	106,698	(1,093,258)	(986,560)	986,560	—
Citibank, N.A.(8)	42	—	42	—	42
Citigroup Global Markets, Inc.(5-b)	34,465	(29,193)	5,272	—	5,272
Commonwealth Bank of Australia(8)	—	(257)	(257)	—	(257)
Credit Suisse International(3-a)	16,445	(6,826)	9,619	—	9,619
Credit Suisse International(5-b)	—	(2,545)	(2,545)	—	(2,545)
Credit Suisse Securities (Europe) Ltd.(9)	1,010,222	—	1,010,222	(782,000)	228,222
Deutsche Bank AG(3-a)	3,861	(2,970)	891	(891)	—
Deutsche Bank AG(3-b)	—	(3,522)	(3,522)	—	(3,522)
Goldman Sachs Bank USA(3-a)	124,491	(221,724)	(97,233)	39,642	(57,591)
Goldman Sachs Bank USA(3-b)	61,084	(22,965)	38,119	(38,119)	—
Goldman Sachs Bank USA(5-b)	739,217	(232,529)	506,688	(497,871)	8,817
Goldman Sachs International(3-a)	92,400	(132,042)	(39,642)	—	(39,642)
Goldman Sachs International(3-b)	74,840	(83,657)	(8,817)	—	(8,817)
Goldman Sachs International(4)	7,094,978	(8,473,553)	(1,378,575)	1,378,575	—
Goldman Sachs International(5-a)	—	(1,843)	(1,843)	—	(1,843)
Goldman Sachs International(5-b)	531,714	(455,693)	76,021	—	76,021
Goldman Sachs International(8)	1,719	—	1,719	—	1,719
HSBC Bank USA, N.A.(3-a)	62,623	(131,461)	(68,838)	—	(68,838)
HSBC Bank USA, N.A.(3-b)	11,645	(130,454)	(118,809)	—	(118,809)
JPMorgan Chase Bank, N.A.(3-a)	68,401	(975,779)	(907,378)	907,378	—
JPMorgan Chase Bank, N.A.(3-b)	20,480	(20,230)	250	—	250
JPMorgan Chase Bank, N.A.(4)	3,862	(56,684)	(52,822)	52,822	—
JPMorgan Chase Bank, N.A.(5-a)	98,911	(77,823)	21,088	(21,088)	—
JPMorgan Chase Bank, N.A.(5-b)	578,851	(413,169)	165,682	(67,552)	98,130
JPMorgan Chase Bank, N.A.(8)	196,394	(337,258)	(140,864)	100,000	(40,864)
Merrill Lynch International(9)	705,350	—	705,350	(547,665)	157,685
Morgan Stanley & Co. International PLC(3-a)	110,387	(101,394)	8,993	—	8,993
Morgan Stanley & Co. International PLC(3-b)	8,705	(6,060)	2,645	—	2,645
Morgan Stanley & Co. International PLC(5-b)	110,552	(80,974)	29,578	—	29,578
Morgan Stanley & Co. International PLC(6)	1,061,037	(3,060,624)	(1,999,587)	1,999,587	—
Morgan Stanley Capital Services LLC(3-a)	19,956	(8,805)	11,151	(11,151)	—
Morgan Stanley Capital Services LLC(3-b)	—	(29,814)	(29,814)	—	(29,814)
Morgan Stanley Capital Services LLC(5-b)	130,879	(156,543)	(25,664)	—	(25,664)
Natwest Bank PLC(3-a)	1,714	—	1,714	—	1,714
Standard Chartered Bank, London(3-a)	33,821	(131,000)	(97,179)	—	(97,179)
Standard Chartered Bank, London(3-b)	—	(60,550)	(60,550)	—	(60,550)
The Bank of New York Mellon(8)	19	—	19	—	19
UBS AG(3-a)	6,635	(6,156)	479	—	479
UBS AG(7)	31,125	(54,065)	(22,940)	22,940	—
UBS AG(8)	5,975	(13,480)	(7,505)	—	(7,505)

	$20,906,392	$(19,421,613)	$1,484,779	$(1,629,613)	$(144,834)

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.
(3-a)	PIMCO International Hedge managed sleeve
(3-b)	PIMCO Real Return managed sleeve
(4)	AQR managed sleeve
(5-a)	Western Asset Management (Emerging Markets) managed sleeve
(5-b)	Western Asset Management (Macro Opportunities) managed sleeve
(6)	First Quadrant managed sleeve
(7)	Alpha Simplex managed sleeve
(8)	Morgan Stanley managed sleeve
(9)	QMA managed sleeve

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $57,835,737:
Affiliated investments (cost $2,306,760,140)	$2,504,852,126
Unaffiliated investments (cost $1,519,229,453)	1,550,259,229
Cash segregated for counterparty—OTC	16,710,000
Foreign currency, at value (cost $4,731,414)	4,580,770
Cash	297,149
Receivable for investments sold	236,043,889
Deposit with broker for securities sold short	107,304,811
Deposit with broker for centrally cleared/exchange-traded derivatives	19,851,029
Unrealized appreciation on OTC swap agreements	10,574,405
Unrealized appreciation on OTC forward foreign currency exchange contracts	10,028,077
Dividends and interest receivable	5,265,272
Due from broker-variation margin futures	4,219,387
Tax reclaim receivable	750,349
Receivable for Portfolio shares sold	247,239
Due from broker-variation margin swaps	214,354
Receivable from affiliate	3,364
Premiums paid for OTC swap agreements	1,486
Prepaid expenses	2,117

Total Assets	4,471,205,053

LIABILITIES
Payable for investments purchased	409,786,182
Securities sold short, at value (proceeds received $96,948,674)	107,640,255
Payable to broker for collateral for securities on loan	61,354,691
Forward commitment contracts, at value (proceeds receivable $11,009,891)	11,565,229
Unrealized depreciation on OTC swap agreements	10,065,910
Unrealized depreciation on OTC forward foreign currency exchange contracts	8,223,363
Cash segregated from counterparty—OTC and TBA	7,464,413
Reverse repurchase agreements	5,510,417
Options written outstanding, at value (proceeds received $1,468,301)	1,362,007
Management fee payable	1,011,178
Accrued expenses and other liabilities	670,839
Payable for Portfolio shares repurchased	539,064
Payable to affiliate	456,390
Premiums received for OTC swap agreements	254,098
Dividends payable on securities sold short	101,557
Distribution fee payable	81,999
Trustees’ fees payable	608
Affiliated transfer agent fee payable	378

Total Liabilities	626,088,578

NET ASSETS	$3,845,116,475

Net assets were comprised of:
Partners’ Equity	$3,845,116,475

Net asset value and redemption price per share, $3,845,116,475 / 259,214,775 outstanding shares of beneficial interest	$14.83

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $13,624 foreign withholding tax)	$10,584,413
Unaffiliated dividend income (net of $356,176 foreign withholding tax, of which $80,385 is reimbursable by an affiliate)	4,197,981
Affiliated dividend income	2,922,616
Income from securities lending, net (including affiliated income of $90,938)	104,897

Total income	17,809,907

EXPENSES
Management fee	11,518,168
Distribution fee	2,325,983
Dividends on securities sold short	667,913
Custodian and accounting fees	600,800
Broker fees and expenses on short sales	69,965
Audit fee	55,694
Interest expense on borrowed bonds-short and reverse repurchase agreements	47,264
Trustees’ fees	30,188
Shareholders’ reports	23,452
Legal fees and expenses	13,474
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,458
Miscellaneous	51,458

Total expenses	15,407,817
Less: Fee waiver and/or expense reimbursement	(193,552)

Net expenses	15,214,265

NET INVESTMENT INCOME (LOSS)	2,595,642

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $142,701,892)	127,068,566
Futures transactions	50,949,067
Forward and cross currency contract transactions	13,427,608
Options written transactions	5,185,495
Short sales transactions	6,405,151
Swap agreements transactions	(21,877,482)
Foreign currency transactions	(9,971,679)

171,186,726

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(535,050,111))	(599,079,084)
Futures	(86,673)
Forward and cross currency contracts	5,128,564
Options written	(642,213)
Short sales	3,411,493
Swap agreements	(5,355,536)
Foreign currencies	(518,796)

(597,142,245)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(425,955,519)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(423,359,877)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,595,642	$27,116,128
Net realized gain (loss) on investment and foreign currency transactions	171,186,726	181,916,291
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(597,142,245)	438,541,899

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(423,359,877)	647,574,318

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [130,647,286 and 36,295,000 shares, respectively]	1,816,973,260	537,258,780
Portfolio shares repurchased [160,649,238 and 26,615,615 shares, respectively]	(2,210,518,342)	(405,044,036)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(393,545,082)	132,214,744

CAPITAL CONTRIBUTIONS	—	14,793

TOTAL INCREASE (DECREASE)	(816,904,959)	779,803,855

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (continued)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
NET ASSETS:
Beginning of period	4,662,021,434	3,882,217,579

End of period	$3,845,116,475	$4,662,021,434

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST AQR LARGE-CAP PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 91.5%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 0.4%
Howmet Aerospace, Inc.	2,933	$46,488
Raytheon Technologies Corp.	751	46,277

		92,765

Airlines — 0.1%
Alaska Air Group, Inc.	653	23,678

Banks — 1.9%
Citigroup, Inc.	1,364	69,700
JPMorgan Chase & Co.	162	15,238
People’s United Financial, Inc.	8,317	96,228
U.S. Bancorp	522	19,220
Wells Fargo & Co.	10,506	268,954

		469,340

Biotechnology — 5.3%
AbbVie, Inc.	3,432	336,954
Alexion Pharmaceuticals, Inc.*	903	101,353
Amgen, Inc.	551	129,959
Biogen, Inc.*	1,253	335,240
Gilead Sciences, Inc.	2,611	200,890
Regeneron Pharmaceuticals, Inc.*	130	81,075
Vertex Pharmaceuticals, Inc.*	485	140,800

		1,326,271

Building Products — 0.9%
Johnson Controls International PLC	6,263	213,819

Capital Markets — 2.1%
Bank of New York Mellon Corp. (The)	8,069	311,867
Moody’s Corp.	128	35,165
State Street Corp.	2,689	170,886

		517,918

Chemicals — 0.1%
DuPont de Nemours, Inc.	588	31,240

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	261	27,643

Communications Equipment — 1.9%
Cisco Systems, Inc.	7,036	328,159
F5 Networks, Inc.*	1,071	149,383

		477,542

Construction & Engineering — 0.6%
Quanta Services, Inc.	3,813	149,584

Consumer Finance — 0.1%
Synchrony Financial	1,195	26,481

Containers & Packaging — 0.9%
International Paper Co.	5,068	178,444
Westrock Co.	1,958	55,333

		233,777

Distributors — 0.2%
LKQ Corp.*	1,523	39,903

Diversified Consumer Services — 0.2%
H&R Block, Inc.	3,350	47,838

COMMON STOCKS (continued)	Shares	Value
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc. (Class B Stock)*	1,700	$303,467

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	2,492	75,333
Verizon Communications, Inc.	1,968	108,496

		183,829

Electric Utilities — 0.5%
NRG Energy, Inc.	3,892	126,724

Electrical Equipment — 0.1%
Eaton Corp. PLC	199	17,409

Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.	1,320	153,358

Entertainment — 2.1%
Activision Blizzard, Inc.	2,835	215,177
Electronic Arts, Inc.*	2,366	312,430
Take-Two Interactive Software, Inc.*	58	8,095

		535,702

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	650	168,051
Crown Castle International Corp.	798	133,545
Equinix, Inc.	159	111,666
Prologis, Inc.	1,447	135,048
Public Storage	475	91,148

		639,458

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	499	151,302
Kroger Co. (The)	3,000	101,550
Walgreens Boots Alliance, Inc.	4,502	190,840
Walmart, Inc.	2,942	352,392

		796,084

Food Products — 0.6%
Hershey Co. (The)	137	17,758
Tyson Foods, Inc. (Class A Stock)	2,078	124,077

		141,835

Health Care Equipment & Supplies — 0.3%
Hologic, Inc.*	1,198	68,286

Health Care Providers & Services — 7.3%
AmerisourceBergen Corp.	2,944	296,667
Anthem, Inc.	533	140,168
Cardinal Health, Inc.	5,598	292,160
CVS Health Corp.	1,887	122,598
Humana, Inc.	802	310,976
McKesson Corp.	1,962	301,010
UnitedHealth Group, Inc.	732	215,903
Universal Health Services, Inc. (Class B Stock)	1,409	130,882

		1,810,364

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	1,057	17,356
Darden Restaurants, Inc.	714	54,100
McDonald’s Corp.	29	5,350

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	1,961	$170,430

		247,236

Household Durables — 0.5%
Newell Brands, Inc.	2,568	40,780
PulteGroup, Inc.	2,289	77,894
Whirlpool Corp.	111	14,378

		133,052

Household Products — 2.0%
Colgate-Palmolive Co.	182	13,334
Kimberly-Clark Corp.	766	108,274
Procter & Gamble Co. (The)	3,216	384,537

		506,145

Industrial Conglomerates — 0.5%
General Electric Co.	17,289	118,084

Insurance — 1.9%
Allstate Corp. (The)	2,714	263,231
American International Group, Inc.	1,902	59,304
MetLife, Inc.	2,462	89,912
Travelers Cos., Inc. (The)	187	21,327
Willis Towers Watson PLC	149	29,346

		463,120

Interactive Media & Services — 5.3%
Alphabet, Inc. (Class A Stock)*	127	180,092
Alphabet, Inc. (Class C Stock)*	269	380,261
Facebook, Inc. (Class A Stock)*	3,315	752,737

		1,313,090

Internet & Direct Marketing Retail — 4.6%
Amazon.com, Inc.*	385	1,062,146
eBay, Inc.	1,630	85,493

		1,147,639

IT Services — 3.3%
Akamai Technologies, Inc.*	953	102,057
Cognizant Technology Solutions Corp. (Class A Stock)	2,852	162,051
International Business Machines Corp.	689	83,211
Leidos Holdings, Inc.	744	69,690
Mastercard, Inc. (Class A Stock)	1,192	352,474
VeriSign, Inc.*	269	55,637
Visa, Inc. (Class A Stock)(a)	35	6,761

		831,881

Machinery — 0.1%
Flowserve Corp.	1,304	37,190

Media — 0.2%
Comcast Corp. (Class A Stock)	518	20,192
Omnicom Group, Inc.	157	8,572
ViacomCBS, Inc. (Class B Stock)	1,300	30,316

		59,080

Metals & Mining — 0.4%
Newmont Corp.	1,555	96,006

COMMON STOCKS (continued)	Shares	Value
Multiline Retail — 1.5%
Dollar Tree, Inc.*	152	$14,087
Kohl’s Corp.	5,451	113,217
Target Corp.	2,088	250,414

		377,718

Oil, Gas & Consumable Fuels — 0.0%
Kinder Morgan, Inc.	284	4,308

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	699	41,101
Eli Lilly & Co.	46	7,552
Johnson & Johnson	2,263	318,246
Merck & Co., Inc.	4,982	385,258
Mylan NV*	10,892	175,144
Pfizer, Inc.	8,679	283,803

		1,211,104

Professional Services — 0.6%
Robert Half International, Inc.	2,621	138,467

Semiconductors & Semiconductor Equipment — 8.2%
Applied Materials, Inc.	5,346	323,166
Intel Corp.	8,581	513,401
Lam Research Corp.	577	186,636
Maxim Integrated Products, Inc.	931	56,428
Micron Technology, Inc.*	4,924	253,684
NVIDIA Corp.	325	123,471
Qorvo, Inc.*	1,971	217,855
QUALCOMM, Inc.	1,938	176,765
Skyworks Solutions, Inc.	1,474	188,466
Texas Instruments, Inc.	37	4,698

		2,044,570

Software — 8.6%
Adobe, Inc.*	569	247,691
Autodesk, Inc.*	351	83,956
Cadence Design Systems, Inc.*	464	44,526
Intuit, Inc.	923	273,383
Microsoft Corp.	5,512	1,121,747
NortonLifeLock, Inc.	9,364	185,688
Oracle Corp.	3,296	182,170

		2,139,161

Specialty Retail — 4.8%
AutoZone, Inc.*	65	73,328
Best Buy Co., Inc.	3,438	300,034
Gap, Inc. (The)	4,682	59,087
Home Depot, Inc. (The)	1,197	299,861
L Brands, Inc.	3,555	53,218
Lowe’s Cos., Inc.	2,776	375,093
Tractor Supply Co.	236	31,102

		1,191,723

Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	3,063	1,117,382
HP, Inc.	16,104	280,693
NetApp, Inc.	914	40,554
Seagate Technology PLC	5,396	261,220

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp.	8,543	$130,623

		1,830,472

Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc.	3,075	40,836

Tobacco — 1.6%
Altria Group, Inc.	5,194	203,865
Philip Morris International, Inc.	2,834	198,550

		402,415

TOTAL LONG-TERM INVESTMENTS (cost $20,411,479)		22,787,612

SHORT-TERM INVESTMENTS — 7.9%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	1,757,337	1,757,337
PGIM Institutional Money Market Fund (cost $205,764; includes $205,676 of cash collateral for securities on loan)(b)(w)	205,823	205,823

TOTAL SHORT-TERM INVESTMENTS (cost $1,963,101)		1,963,160

TOTAL INVESTMENTS — 99.4% (cost $22,374,580)		24,750,772
Other assets in excess of liabilities(z) — 0.6%		145,756

NET ASSETS — 100.0%		$24,896,528

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,181; cash collateral of $205,676 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
12	S&P 500 E-Mini Index	Sep. 2020	$1,854,120	$39,860

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$144,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$92,765	$—	$—
Airlines	23,678	—	—
Banks	469,340	—	—
Biotechnology	1,326,271	—	—
Building Products	213,819	—	—
Capital Markets	517,918	—	—
Chemicals	31,240	—	—
Commercial Services & Supplies	27,643	—	—
Communications Equipment	477,542	—	—
Construction & Engineering	149,584	—	—
Consumer Finance	26,481	—	—
Containers & Packaging	233,777	—	—
Distributors	39,903	—	—
Diversified Consumer Services	47,838	—	—
Diversified Financial Services	303,467	—	—
Diversified Telecommunication Services	183,829	—	—
Electric Utilities	126,724	—	—
Electrical Equipment	17,409	—	—
Electronic Equipment, Instruments & Components	153,358	—	—
Entertainment	535,702	—	—
Equity Real Estate Investment Trusts (REITs)	639,458	—	—
Food & Staples Retailing	796,084	—	—
Food Products	141,835	—	—
Health Care Equipment & Supplies	68,286	—	—
Health Care Providers & Services	1,810,364	—	—
Hotels, Restaurants & Leisure	247,236	—	—
Household Durables	133,052	—	—
Household Products	506,145	—	—
Industrial Conglomerates	118,084	—	—
Insurance	463,120	—	—
Interactive Media & Services	1,313,090	—	—
Internet & Direct Marketing Retail	1,147,639	—	—
IT Services	831,881	—	—
Machinery	37,190	—	—
Media	59,080	—	—
Metals & Mining	96,006	—	—
Multiline Retail	377,718	—	—
Oil, Gas & Consumable Fuels	4,308	—	—
Pharmaceuticals	1,211,104	—	—
Professional Services	138,467	—	—
Semiconductors & Semiconductor Equipment	2,044,570	—	—
Software	2,139,161	—	—
Specialty Retail	1,191,723	—	—
Technology Hardware, Storage & Peripherals	1,830,472	—	—
Textiles, Apparel & Luxury Goods	40,836	—	—
Tobacco	402,415	—	—
Affiliated Mutual Funds	1,963,160	—	—

Total	$24,750,772	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$39,860	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	8.6%
Semiconductors & Semiconductor Equipment	8.2
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	7.9
Technology Hardware, Storage & Peripherals	7.3
Health Care Providers & Services	7.3
Biotechnology	5.3
Interactive Media & Services	5.3
Pharmaceuticals	4.9
Specialty Retail	4.8
Internet & Direct Marketing Retail	4.6
IT Services	3.3
Food & Staples Retailing	3.2
Equity Real Estate Investment Trusts (REITs)	2.6
Entertainment	2.1
Capital Markets	2.1
Household Products	2.0
Communications Equipment	1.9
Banks	1.9
Insurance	1.9
Tobacco	1.6
Multiline Retail	1.5
Diversified Financial Services	1.2
Hotels, Restaurants & Leisure	1.0
Containers & Packaging	0.9
Building Products	0.9
Diversified Telecommunication Services	0.7

Electronic Equipment, Instruments & Components	0.6%
Construction & Engineering	0.6
Food Products	0.6
Professional Services	0.6
Household Durables	0.5
Electric Utilities	0.5
Industrial Conglomerates	0.5
Metals & Mining	0.4
Aerospace & Defense	0.4
Health Care Equipment & Supplies	0.3
Media	0.2
Diversified Consumer Services	0.2
Textiles, Apparel & Luxury Goods	0.2
Distributors	0.2
Machinery	0.1
Chemicals	0.1
Commercial Services & Supplies	0.1
Consumer Finance	0.1
Airlines	0.1
Electrical Equipment	0.1
Oil, Gas & Consumable Fuels	0.0 *

99.4
Other assets in excess of liabilities	0.6

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$39,860	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(16,783,705)

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST AQR LARGE-CAP PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(778,750)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$37,709,367

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$6,181	$(6,181)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST AQR LARGE-CAP PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $6,181:
Unaffiliated investments (cost $20,411,479)	$22,787,612
Affiliated investments (cost $1,963,101)	1,963,160
Deposit with broker for centrally cleared/exchange-traded derivatives	144,000
Dividends and interest receivable	34,784
Due from broker-variation margin futures	25,500
Prepaid expenses and other assets	201,036

Total Assets	25,156,092

LIABILITIES
Payable to broker for collateral for securities on loan	205,676
Custodian and accounting fees payable	27,365
Management fee payable	10,239
Payable for Portfolio shares repurchased	7,179
Trustees’ fees payable	4,251
Accrued expenses and other liabilities	3,471
Distribution fee payable	1,005
Affiliated transfer agent fee payable	378

Total Liabilities	259,564

NET ASSETS	$24,896,528

Net assets were comprised of:
Partners’ Equity	$24,896,528

Net asset value and redemption price per share, $24,896,528 / 1,291,191 outstanding shares of beneficial interest	$19.28

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$9,850,643
Affiliated dividend income	303,951
Income from securities lending, net (including affiliated income of $39,401)	40,519
Interest income	7,291

Total income	10,202,404

EXPENSES
Management fee	3,009,532
Distribution fee	1,326,903
Custodian and accounting fees	54,554
Trustees’ fees	15,041
Legal fees and expenses	10,495
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,669
Shareholders’ reports	2,591
Audit fee	1,892
Miscellaneous	25,129

Total expenses	4,449,806
Less: Fee waiver and/or expense reimbursement	(97,129)

Net expenses	4,352,677

NET INVESTMENT INCOME (LOSS)	5,849,727

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $165,109)	(98,098,407)
In-kind redemption	51,115,990
Futures transactions	(16,783,705)

(63,766,122)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(3,177))	(295,344,785)
Futures	(778,750)

(296,123,535)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(359,889,657)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(354,039,930)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,849,727	$23,623,481
Net realized gain (loss) on investment transactions	(63,766,122)	122,826,708
Net change in unrealized appreciation (depreciation) on investments	(296,123,535)	287,918,294

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(354,039,930)	434,368,483

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [6,968,969 and 8,556,410 shares, respectively]	118,973,540	157,479,111
Portfolio shares repurchased [107,640,584 and 30,479,892 shares, respectively]	(1,843,565,997)	(574,050,228)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(1,724,592,457)	(416,571,117)

TOTAL INCREASE (DECREASE)	(2,078,632,387)	17,797,366
NET ASSETS:
Beginning of period	2,103,528,915	2,085,731,549

End of period	$24,896,528	$2,103,528,915

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 82.0%
	Shares	Value
AFFILIATED MUTUAL FUNDS
AST AB Global Bond Portfolio*	21,271,864	$252,709,745
AST BlackRock/Loomis Sayles Bond Portfolio*	15,131,277	232,567,727
AST ClearBridge Dividend Growth Portfolio*	58,216,281	1,131,724,498
AST Emerging Markets Equity Portfolio*	2,997,557	23,111,166
AST Goldman Sachs Global Income Portfolio*	10,623,544	130,032,185
AST Goldman Sachs Small-Cap Value Portfolio*	6,756,227	128,165,627
AST High Yield Portfolio*	1,442,273	15,230,399
AST Hotchkis & Wiley Large-Cap Value Portfolio*	8,423,515	213,199,175
AST International Growth Portfolio*	25,959,476	548,523,728
AST International Value Portfolio*	29,981,070	529,165,886
AST Jennison Large-Cap Growth Portfolio*	7,288,752	347,746,358
AST Large-Cap Core Portfolio*	71,363,724	1,430,842,670
AST Loomis Sayles Large-Cap Growth Portfolio*	8,230,294	575,379,838
AST MFS Growth Portfolio*	8,806,893	320,570,915
AST MFS Large-Cap Value Portfolio*	43,740,152	892,299,095
AST Mid-Cap Growth Portfolio*	3,176,912	39,171,323
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	895,694	23,852,335
AST PIMCO Dynamic Bond Portfolio*	4,894,055	49,429,954
AST Prudential Core Bond Portfolio*	64,834,010	890,170,951
AST QMA International Core Equity Portfolio*	41,791,711	468,485,078
AST Small-Cap Growth Opportunities Portfolio*	3,675,398	86,886,411
AST Small-Cap Growth Portfolio*	1,739,582	95,503,068
AST Small-Cap Value Portfolio*	2,404,257	52,052,160
AST T. Rowe Price Large-Cap Growth Portfolio*	7,976,982	410,415,728
AST T. Rowe Price Large-Cap Value Portfolio*	37,042,499	517,113,282
AST Templeton Global Bond Portfolio*	79,450	849,316
AST WEDGE Capital Mid-Cap Value Portfolio*	1,209,744	22,162,511
AST Wellington Management Global Bond Portfolio*	51,735,703	628,588,791
AST Western Asset Core Plus Bond Portfolio*	25,143,970	363,078,929

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
AST Western Asset Emerging Markets Debt Portfolio*	1,283,422	$15,542,241

TOTAL LONG-TERM INVESTMENTS (cost $9,457,131,311)(w)		10,434,571,090

SHORT-TERM INVESTMENTS — 17.8%
AFFILIATED MUTUAL FUND — 16.5%
PGIM Core Ultra Short Bond Fund (cost $2,097,177,600)(w)	2,097,177,600	2,097,177,600

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 1.3%
U.S. Treasury Bills
0.059%	02/25/21	169,700	169,529,412
0.159%	09/17/20	3,000	2,999,090

TOTAL U.S. TREASURY OBLIGATIONS (cost $172,632,488)			172,528,502

TOTAL SHORT-TERM INVESTMENTS (cost $2,269,810,088)			2,269,706,102

TOTAL INVESTMENTS — 99.8% (cost $11,726,941,399)			12,704,277,192
Other assets in excess of liabilities(z) — 0.2%			19,115,431

NET ASSETS — 100.0%			$12,723,392,623

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the underlying funds in which the Fund invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
605	2 Year U.S. Treasury Notes	Sep. 2020	$133,601,016	$13,604
1,551	5 Year U.S. Treasury Notes	Sep. 2020	195,026,137	422,301
522	10 Year U.S. Treasury Notes	Sep. 2020	72,647,721	142,341
698	20 Year U.S. Treasury Bonds	Sep. 2020	124,636,625	(88,443)
3,845	Mini MSCI EAFE Index	Sep. 2020	341,897,400	(4,376,913)

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (continued):
1,158	Russell 2000 E-Mini Index	Sep. 2020	$83,237,040	$1,129,163
8,260	S&P 500 E-Mini Index	Sep. 2020	1,276,252,600	11,531,045

				$8,773,098

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$172,528,502

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$12,531,748,690	$—	$—
U.S. Treasury Obligations	—	172,528,502	—

Total	$12,531,748,690	$172,528,502	$—

Other Financial Instruments*
Assets
Futures Contracts	$13,238,454	$—	$—

Liabilities
Futures Contracts	$(4,465,356)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Large/Mid-Cap Growth	24.4%
Core Bond	20.0
Ultra Short Bond	16.5
Large/Mid-Cap Value	13.2
Large/Mid-Cap Blend	8.9
International Value	7.9
International Growth	4.3
Small-Cap Growth	1.5

Small-Cap Value	1.4%
U.S. Treasury Obligations	1.3
Emerging Markets	0.3
High Yield	0.1

99.8
Other assets in excess of liabilities	0.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$12,660,208	*	Due from/to broker — variation margin futures	$4,376,913	*
Interest rate contracts	Due from/to broker — variation margin futures	578,246	*	Due from/to broker — variation margin futures	88,443	*

		$13,238,454			$4,465,356

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$154,433,905
Interest rate contracts	21,842,242

Total	$176,276,147

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(5,634,174)
Interest rate contracts	2,552,573

Total	$(3,081,601)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$2,158,328,950

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Affiliated investments (cost $11,554,308,911)	$12,531,748,690
Unaffiliated investments (cost $172,632,488)	172,528,502
Due from broker-variation margin futures	17,284,845
Receivable for Portfolio shares sold	3,211,401
Interest receivable	3,486
Prepaid expenses	1,765

Total Assets	12,724,778,689

LIABILITIES
Management fee payable	819,871
Payable for Portfolio shares repurchased	449,180
Custodian and accounting fees payable	105,356
Accrued expenses and other liabilities	11,281
Affiliated transfer agent fee payable	378

Total Liabilities	1,386,066

NET ASSETS	$12,723,392,623

Net assets were comprised of:
Partners’ Equity	$12,723,392,623

Net asset value and redemption price per share, $12,723,392,623 / 607,781,028 outstanding shares of beneficial interest	$20.93

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Affiliated dividend income	$11,845,082
Interest income	45,680

Total income	11,890,762

EXPENSES
Management fee	9,120,043
Custodian and accounting fees	279,175
Trustees’ fees	82,564
Legal fees and expenses	28,881
Audit fee	11,686
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	3,154
Miscellaneous	29,974

Total expenses	9,558,937
Less: Fee waiver and/or expense reimbursement	(89,102)

Net expenses	9,469,835

NET INVESTMENT INCOME (LOSS)	2,420,927

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $878,081,084)	878,081,084
Futures transactions	176,276,147

1,054,357,231

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,948,462,031))	(1,948,573,013)
Futures	(3,081,601)

(1,951,654,614)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(897,297,383)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(894,876,456)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,420,927	$17,146,611
Net realized gain (loss) on investment and foreign currency transactions	1,054,357,231	1,090,805,290
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,951,654,614)	1,589,245,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(894,876,456)	2,697,197,026

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [214,001,090 and 28,843,113 shares, respectively]	4,010,342,405	542,388,706
Portfolio shares repurchased [262,956,785 and 51,362,572 shares, respectively]	(4,681,977,242)	(1,039,532,427)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(671,634,837)	(497,143,721)

CAPITAL CONTRIBUTIONS	—	6,367

TOTAL INCREASE (DECREASE)	(1,566,511,293)	2,200,059,672
NET ASSETS:
Beginning of period	14,289,903,916	12,089,844,244

End of period	$12,723,392,623	$14,289,903,916

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS	Shares	Value
Aerospace & Defense — 3.0%
Raytheon Technologies Corp.	1,226,210	$75,559,060

Air Freight & Logistics — 1.9%
United Parcel Service, Inc. (Class B Stock)	442,042	49,146,230

Banks — 5.0%
Bank of America Corp.	1,632,122	38,762,897
JPMorgan Chase & Co.	386,561	36,359,928
PNC Financial Services Group, Inc. (The)	272,906	28,712,440
U.S. Bancorp	613,668	22,595,256

		126,430,521

Beverages — 1.8%
Coca-Cola Co. (The)	1,016,700	45,426,156

Building Products — 0.4%
Carrier Global Corp.	492,844	10,950,994

Capital Markets — 5.1%
Apollo Global Management, Inc.	1,033,475	51,591,072
Blackstone Group, Inc. (The) (Class A Stock)(a)	1,385,439	78,498,974

		130,090,046

Chemicals — 7.4%
Ecolab, Inc.	275,794	54,869,216
Linde PLC (United Kingdom)	278,844	59,145,601
PPG Industries, Inc.	680,425	72,165,876

		186,180,693

Commercial Services & Supplies — 2.1%
Waste Management, Inc.	506,276	53,619,691

Construction Materials — 1.6%
Vulcan Materials Co.	340,918	39,495,350

Containers & Packaging — 0.5%
International Paper Co.	347,275	12,227,553

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	940,750	51,863,548

Electric Utilities — 3.2%
Edison International	768,493	41,736,855
NextEra Energy, Inc.	164,898	39,603,552

		81,340,407

Entertainment — 1.5%
Walt Disney Co. (The)	343,431	38,295,991

Equity Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.	268,350	69,379,209
Boston Properties, Inc.	239,050	21,605,339

		90,984,548

Food & Staples Retailing — 1.8%
Walmart, Inc.	383,832	45,975,397

Food Products — 4.4%
Mondelez International, Inc. (Class A Stock)	1,071,050	54,762,787

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Nestle SA (Switzerland), ADR	506,535	$55,941,725

		110,704,512

Health Care Equipment & Supplies — 1.6%
Becton, Dickinson & Co.	173,620	41,542,057

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	169,263	49,924,122

Household Products — 2.2%
Procter & Gamble Co. (The)	475,367	56,839,632

Insurance — 4.3%
American International Group, Inc.	1,147,705	35,785,442
MetLife, Inc.	1,014,548	37,051,293
Travelers Cos., Inc. (The)	305,857	34,882,991

		107,719,726

IT Services — 4.9%
Mastercard, Inc. (Class A Stock)	221,051	65,364,781
Visa, Inc. (Class A Stock)(a)	305,041	58,924,770

		124,289,551

Machinery — 0.6%
Otis Worldwide Corp.	250,092	14,220,231

Media — 3.1%
Comcast Corp. (Class A Stock)	2,025,091	78,938,047

Multi-Utilities — 2.2%
Public Service Enterprise Group, Inc.	569,950	28,018,742
WEC Energy Group, Inc.	302,613	26,524,029

		54,542,771

Oil, Gas & Consumable Fuels — 5.3%
Enbridge, Inc. (Canada)	1,121,049	34,102,310
Kinder Morgan, Inc.	2,884,359	43,755,726
Williams Cos., Inc. (The)	2,990,292	56,875,354

		134,733,390

Pharmaceuticals — 8.2%
Johnson & Johnson	430,570	60,551,059
Merck & Co., Inc.	881,151	68,139,407
Pfizer, Inc.	1,188,223	38,854,892
Zoetis, Inc.	285,279	39,094,634

		206,639,992

Road & Rail — 1.9%
Union Pacific Corp.	280,811	47,476,716

Semiconductors & Semiconductor Equipment — 3.2%
Broadcom, Inc.	60,110	18,971,317
Intel Corp.	305,041	18,250,603
Texas Instruments, Inc.	349,546	44,381,856

		81,603,776

Software — 5.3%
Microsoft Corp.	653,197	132,932,121

Specialty Retail — 2.4%
Home Depot, Inc. (The)	240,043	60,133,172

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	336,625	$122,800,800

TOTAL LONG-TERM INVESTMENTS (cost $2,255,819,546)		2,462,626,801

SHORT-TERM INVESTMENTS — 5.8%
AFFILIATED MUTUAL FUND — 3.0%
PGIM Institutional Money Market Fund (cost $75,121,929; includes $75,081,804 of cash collateral for securities on loan)(b)(w)	75,124,003	75,124,003

UNAFFILIATED FUND — 2.8%
Fidelity Government Portfolio (cost $71,862,893)	71,862,893	71,862,893

TOTAL SHORT-TERM INVESTMENTS (cost $146,984,822)		146,986,896

TOTAL INVESTMENTS — 103.3% (cost $2,402,804,368)		2,609,613,697
Liabilities in excess of other assets — (3.3)%		(83,824,654)

NET ASSETS — 100.0%		$2,525,789,043

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,354,129; cash collateral of $75,081,804 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$75,559,060	$—	$—
Air Freight & Logistics	49,146,230	—	—
Banks	126,430,521	—	—
Beverages	45,426,156	—	—
Building Products	10,950,994	—	—
Capital Markets	130,090,046	—	—
Chemicals	186,180,693	—	—
Commercial Services & Supplies	53,619,691	—	—
Construction Materials	39,495,350	—	—
Containers & Packaging	12,227,553	—	—
Diversified Telecommunication Services	51,863,548	—	—
Electric Utilities	81,340,407	—	—
Entertainment	38,295,991	—	—
Equity Real Estate Investment Trusts (REITs)	90,984,548	—	—
Food & Staples Retailing	45,975,397	—	—
Food Products	110,704,512	—	—
Health Care Equipment & Supplies	41,542,057	—	—
Health Care Providers & Services	49,924,122	—	—
Household Products	56,839,632	—	—
Insurance	107,719,726	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
IT Services	$124,289,551	$—	$—
Machinery	14,220,231	—	—
Media	78,938,047	—	—
Multi-Utilities	54,542,771	—	—
Oil, Gas & Consumable Fuels	134,733,390	—	—
Pharmaceuticals	206,639,992	—	—
Road & Rail	47,476,716	—	—
Semiconductors & Semiconductor Equipment	81,603,776	—	—
Software	132,932,121	—	—
Specialty Retail	60,133,172	—	—
Technology Hardware, Storage & Peripherals	122,800,800	—	—
Affiliated Mutual Fund	75,124,003	—	—
Unaffiliated Fund	71,862,893	—	—

Total	$2,609,613,697	$—	$—

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Pharmaceuticals	8.2%
Chemicals	7.4
Oil, Gas & Consumable Fuels	5.3
Software	5.3
Capital Markets	5.1
Banks	5.0
IT Services	4.9
Technology Hardware, Storage & Peripherals	4.9
Food Products	4.4
Insurance	4.3
Equity Real Estate Investment Trusts (REITs)	3.6
Semiconductors & Semiconductor Equipment	3.2
Electric Utilities	3.2
Media	3.1
Aerospace & Defense	3.0
Affiliated Mutual Fund (3.0% represents investments purchased with collateral from securities on loan)	3.0
Unaffiliated Fund	2.8
Specialty Retail	2.4
Household Products	2.2

Multi-Utilities	2.2%
Commercial Services & Supplies	2.1
Diversified Telecommunication Services	2.1
Health Care Providers & Services	2.0
Air Freight & Logistics	1.9
Road & Rail	1.9
Food & Staples Retailing	1.8
Beverages	1.8
Health Care Equipment & Supplies	1.6
Construction Materials	1.6
Entertainment	1.5
Machinery	0.6
Containers & Packaging	0.5
Building Products	0.4

103.3
Liabilities in excess of other assets	(3.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$74,354,129	$(74,354,129)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $74,354,129:
Unaffiliated investments (cost $2,327,682,439)	$2,534,489,694
Affiliated investments (cost $75,121,929)	75,124,003
Dividends receivable	2,664,432
Tax reclaim receivable	982,493
Receivable for Portfolio shares sold	352,040
Prepaid expenses and other assets	23,678

Total Assets	2,613,636,340

LIABILITIES
Payable to broker for collateral for securities on loan	75,081,804
Payable for Portfolio shares repurchased	11,776,024
Management fee payable	579,825
Payable to affiliate	233,736
Distribution fee payable	102,684
Accrued expenses and other liabilities	72,846
Affiliated transfer agent fee payable	378

Total Liabilities	87,847,297

NET ASSETS	$2,525,789,043

Net assets were comprised of:
Partners’ Equity	$2,525,789,043

Net asset value and redemption price per share, $2,525,789,043 / 129,936,787 outstanding shares of beneficial interest	$19.44

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $336,242 foreign withholding tax)	$31,815,158
Income from securities lending, net (including affiliated income of $173,477)	174,410

Total income	31,989,568

EXPENSES
Management fee	7,359,849
Distribution fee	2,790,334
Custodian and accounting fees	72,249
Trustees’ fees	17,838
Audit fee	13,028
Legal fees and expenses	9,630
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	3,108
Miscellaneous	21,959

Total expenses	10,291,455
Less: Fee waiver and/or expense reimbursement	(133,936)

Net expenses	10,157,519

NET INVESTMENT INCOME (LOSS)	21,832,049

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $47,566)	44,560,045
Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(6,318))	(423,979,216)
Foreign currencies	187

(423,979,029)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(379,418,984)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(357,586,935)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$21,832,049	$25,084,654
Net realized gain (loss) on investment and foreign currency transactions	44,560,045	49,229,044
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(423,979,029)	396,781,631

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(357,586,935)	471,095,329

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [62,401,507 and 42,940,099 shares, respectively]	1,171,667,936	862,298,000
Portfolio shares repurchased [44,724,999 and 10,313,073 shares, respectively]	(757,747,051)	(201,248,159)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	413,920,885	661,049,841

CAPITAL CONTRIBUTIONS	—	1,899

TOTAL INCREASE (DECREASE)	56,333,950	1,132,147,069
NET ASSETS:
Beginning of period	2,469,455,093	1,337,308,024

End of period	$2,525,789,043	$2,469,455,093

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 79.1%
COMMON STOCKS — 34.4%	Shares	Value
Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc.*	2,176	$86,257
Airbus SE (France)*	275	19,701
Austal Ltd. (Australia)	6,734	15,191
BAE Systems PLC (United Kingdom)	16,073	96,617
BWX Technologies, Inc.	1,155	65,419
Curtiss-Wright Corp.	1,203	107,404
Dassault Aviation SA (France)*	23	21,340
Elbit Systems Ltd. (Israel)	149	20,446
General Dynamics Corp.	399	59,635
HEICO Corp.	93	9,267
Huntington Ingalls Industries, Inc.	363	63,340
L3Harris Technologies, Inc.	516	87,550
Lockheed Martin Corp.	12,933	4,719,510
Meggitt PLC (United Kingdom)	7,221	26,424
Northrop Grumman Corp.	383	117,750
Raytheon Technologies Corp.	1,954	120,405
Rolls-Royce Holdings PLC (United Kingdom)*	11,063	39,079
Safran SA (France)*	25,322	2,551,623
Teledyne Technologies, Inc.*	8,439	2,624,107
Textron, Inc.	7,366	242,415
Thales SA (France)	801	64,931

		11,158,411

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	2,460	194,488
Cia de Distribucion Integral Logista Holdings SA (Spain)	1,833	34,350
CTT-Correios de Portugal SA (Portugal)*	2,498	5,958
Deutsche Post AG (Germany)*	130,002	4,792,214
DSV Panalpina A/S (Denmark)	841	103,121
Expeditors International of Washington, Inc.	777	59,083
Kerry Logistics Network Ltd. (China)	4,500	6,005
SBS Holdings, Inc. (Japan)	400	8,237
SG Holdings Co. Ltd. (Japan)	1,675	54,672
Singapore Post Ltd. (Singapore)	131,200	72,830
United Parcel Service, Inc. (Class B Stock)	875	97,283
XPO Logistics, Inc.*	1,277	98,648
Yamato Holdings Co. Ltd. (Japan)	944	20,413

		5,547,302

Airlines — 0.0%
Air Canada (Canada)*	19,216	239,917
Alaska Air Group, Inc.	6,510	236,053
Delta Air Lines, Inc.	7,585	212,759
Deutsche Lufthansa AG (Germany)*(a)	21,739	219,378
SkyWest, Inc.	2,303	75,124

		983,231

Auto Components — 0.0%
Aptiv PLC	1,413	110,101
BorgWarner, Inc.	579	20,439
Bridgestone Corp. (Japan)	1,510	48,542

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Cie Generale des Etablissements
Michelin SCA (France)*	377	$39,003
Cie Plastic Omnium SA (France)	210	4,319
Denso Corp. (Japan)	890	34,714
Faurecia SE (France)*	2,239	88,046
Gentex Corp.	4,338	111,790
Magna International, Inc. (Canada)	2,969	132,223
Sumitomo Electric Industries Ltd. (Japan)	3,440	39,553
Sumitomo Rubber Industries Ltd. (Japan)	11,976	118,054
Toyoda Gosei Co. Ltd. (Japan)	922	19,213
Toyota Industries Corp. (Japan)	341	18,045
Valeo SA (France)	2,665	70,543
Yokohama Rubber Co. Ltd. (The) (Japan)	3,859	54,486

		909,071

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	442	28,227
Ferrari NV (Italy)	22,221	3,807,816
Ford Motor Co.	18,004	109,464
General Motors Co.	68,760	1,739,628
Honda Motor Co. Ltd. (Japan)	11,471	293,084
Peugeot SA (France)*	8,267	135,671
Subaru Corp. (Japan)	5,500	114,384
Toyota Motor Corp. (Japan)	4,859	304,674
Volkswagen AG (Germany)*	279	45,146

		6,578,094

Banks — 1.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	9,062	78,860
Aichi Bank Ltd. (The) (Japan)	500	12,886
Australia & New Zealand Banking Group Ltd. (Australia)	10,312	133,961
Banco Bilbao Vizcaya Argentaria SA (Spain)	1,133,266	3,918,251
Banco Santander SA (Spain)*	66,439	162,944
Bank Hapoalim BM (Israel)	2,832	16,903
Bank Leumi Le-Israel BM (Israel)	3,538	17,752
Bank of America Corp.	249,191	5,918,286
Bank of East Asia Ltd. (The) (Hong Kong)	12,254	28,149
Bank of Montreal (Canada)	1,808	96,233
Bank of Nova Scotia (The) (Canada)	3,342	138,298
Banque Cantonale Vaudoise (Switzerland)	650	63,386
Barclays PLC (United Kingdom)	26,856	38,189
BNP Paribas SA (France)*	2,967	118,624
BOC Hong Kong Holdings Ltd. (China)	40,331	128,922
Canadian Imperial Bank of Commerce (Canada)	1,533	102,463
Citigroup, Inc.	99,923	5,106,065
Citizens Financial Group, Inc.	52,210	1,317,780
Columbia Banking System, Inc.	1,513	42,886
Comerica, Inc.	2,511	95,669
Commerce Bancshares, Inc.	1,863	110,793

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Commonwealth Bank of Australia (Australia)	3,880	$187,305
Community Bank System, Inc.	1,830	104,347
Concordia Financial Group Ltd. (Japan)	5,631	18,031
Credit Agricole SA (France)*	14,608	140,184
Danske Bank A/S (Denmark)*	5,250	70,311
DBS Group Holdings Ltd. (Singapore)	10,640	159,532
East West Bancorp, Inc.	2,416	87,556
Fifth Third Bancorp	2,593	49,993
FinecoBank Banca Fineco SpA (Italy)*	7,700	104,349
First Financial Bankshares, Inc.	4,827	139,452
First Republic Bank	453	48,013
Fukuoka Financial Group, Inc. (Japan)	2,845	44,905
Glacier Bancorp, Inc.	3,690	130,220
Hang Seng Bank Ltd. (Hong Kong)	3,806	64,316
HSBC Holdings PLC (United Kingdom)	25,190	118,121
ING Groep NV (Netherlands)	15,576	108,973
Intesa Sanpaolo SpA (Italy)*	2,026,641	3,902,945
Israel Discount Bank Ltd. (Israel) (Class A Stock)	6,029	18,353
Japan Post Bank Co. Ltd. (Japan)	3,586	26,639
JPMorgan Chase & Co.	6,264	589,192
KBC Group NV (Belgium)	463	26,762
KeyCorp	2,009	24,470
Lloyds Banking Group PLC (United Kingdom)	50,395	19,523
Mebuki Financial Group, Inc. (Japan)	10,061	23,333
Mitsubishi UFJ Financial Group, Inc. (Japan)	19,873	77,924
Mizuho Financial Group, Inc. (Japan)	83,247	102,007
National Australia Bank Ltd. (Australia)	6,817	86,602
National Bank of Canada (Canada)	2,864	129,783
Nordea Bank Abp (Finland)*	5,152	35,815
Oversea-Chinese Banking Corp. Ltd. (Singapore)	23,020	149,520
PacWest Bancorp	3,221	63,486
Pinnacle Financial Partners, Inc.	3,736	156,875
PNC Financial Services Group, Inc. (The)	263	27,670
Prosperity Bancshares, Inc.	2,116	125,648
Raiffeisen Bank International AG (Austria)*	4,304	76,994
Regions Financial Corp.	1,653	18,381
Resona Holdings, Inc. (Japan)	15,312	52,304
Royal Bank of Canada (Canada)	6,888	467,335
Royal Bank of Scotland Group PLC (United Kingdom)	53,417	81,051
Seven Bank Ltd. (Japan)	17,775	48,590
Shizuoka Bank Ltd. (The) (Japan)	4,653	29,907
Signature Bank	1,009	107,882
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	4,956	43,178
Societe Generale SA (France)*	6,332	106,653
SpareBank 1 SMN (Norway)	5,821	47,526
Standard Chartered PLC (United Kingdom)	10,204	56,233
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,480	69,752

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,663	$46,654
SVB Financial Group*	524	112,938
Toronto-Dominion Bank (The) (Canada)	5,019	223,999
U.S. Bancorp	799	29,419
United Overseas Bank Ltd. (Singapore)	8,832	128,597
Webster Financial Corp.	2,366	67,691
Wells Fargo & Co.	163,885	4,195,456
Western Alliance Bancorp	17,320	655,908
Westpac Banking Corp. (Australia)	10,557	131,136
Wintrust Financial Corp.	754	32,889
Zions Bancorp NA	668	22,712

		31,662,640

Beverages — 0.4%
Anheuser-Busch InBev SA/NV (Belgium)	2,526	125,146
Asahi Group Holdings Ltd. (Japan)	2,246	78,834
Boston Beer Co., Inc. (The) (Class A Stock)*	141	75,668
Brown-Forman Corp. (Class B Stock)	2,887	183,786
C&C Group PLC (Ireland)	6,114	17,450
Carlsberg A/S (Denmark) (Class B Stock)	612	81,253
Coca-Cola Amatil Ltd. (Australia)	6,258	37,729
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	5,553	100,767
Coca-Cola Co. (The)	8,005	357,663
Coca-Cola European Partners PLC (United Kingdom)	2,068	78,088
Coca-Cola HBC AG (Switzerland)	1,275	32,137
Constellation Brands, Inc. (Class A Stock)	513	89,749
Davide Campari-Milano SpA (Italy)	221,513	1,872,988
Diageo PLC (United Kingdom)	5,817	193,550
Fevertree Drinks PLC (United Kingdom)	1,214	30,930
Heineken Holding NV (Netherlands)	1,570	129,522
Heineken NV (Netherlands)	1,081	100,117
Ito En Ltd. (Japan)	4,283	241,504
Kirin Holdings Co. Ltd. (Japan)	1,330	28,048
Molson Coors Beverage Co. (Class B Stock)	12,921	443,966
Monster Beverage Corp.*	58,373	4,046,416
PepsiCo, Inc.	4,502	595,434
Pernod Ricard SA (France)	517	81,603
Remy Cointreau SA (France)	259	35,312
Suntory Beverage & Food Ltd. (Japan)	1,700	66,309

		9,123,969

Biotechnology — 1.0%
AbbVie, Inc.	36,145	3,548,716
Abcam PLC (United Kingdom)	2,732	45,078
Agios Pharmaceuticals, Inc.*	2,392	127,924
Alexion Pharmaceuticals, Inc.*	1,515	170,044
Amgen, Inc.	2,327	548,846
BeiGene Ltd. (China), ADR*	151	28,448
Biogen, Inc.*	16,602	4,441,865

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Bluebird Bio, Inc.*	263	$16,054
CSL Ltd. (Australia)	2,149	429,354
Emergent BioSolutions, Inc.*	1,278	101,064
Exelixis, Inc.*	3,763	89,334
Galapagos NV (Belgium)*	15,663	3,088,252
Genmab A/S (Denmark)*	302	101,526
Genus PLC (United Kingdom)	169	7,398
Gilead Sciences, Inc.	54,081	4,160,992
Grifols SA (Spain)	3,239	98,676
Immunomedics, Inc.*	4,121	146,048
Incyte Corp.*	7,666	797,034
Momenta Pharmaceuticals, Inc.*	3,387	112,686
MorphoSys AG (Germany)*	11,301	1,437,823
Neurocrine Biosciences, Inc.*	462	56,364
Pharming Group NV (Netherlands)*	27,219	35,927
Regeneron Pharmaceuticals, Inc.*	364	227,009
Sarepta Therapeutics, Inc.*(a)	9,080	1,455,887
Sinovac Biotech Ltd. (China)*^	3,000	19,513
Vertex Pharmaceuticals, Inc.*	16,375	4,753,826

		26,045,688

Building Products — 0.3%
A.O. Smith Corp.	2,094	98,669
Allegion PLC	2,141	218,853
Armstrong World Industries, Inc.	963	75,075
Assa Abloy AB (Sweden) (Class B Stock)	101,444	2,080,283
AZEK Co., Inc. (The)*	3,482	110,937
Belimo Holding AG (Switzerland)	6	44,257
Carrier Global Corp.	3,389	75,304
Cie de Saint-Gobain (France)*	6,170	223,884
Daikin Industries Ltd. (Japan)	990	159,380
Fortune Brands Home & Security, Inc.	873	55,811
Geberit AG (Switzerland)	220	110,605
Inwido AB (Sweden)*	3,080	21,392
Johnson Controls International PLC	44,888	1,532,476
Kingspan Group PLC (Ireland)	535	34,640
Lindab International AB (Sweden)	4,143	49,027
LIXIL Group Corp. (Japan)	3,233	45,183
Masco Corp.	66,877	3,357,894
Nibe Industrier AB (Sweden) (Class B Stock)*	2,505	55,641
Trane Technologies PLC	753	67,002
Trex Co., Inc.*	128	16,649

		8,432,962

Capital Markets — 1.3%
Ameriprise Financial, Inc.	983	147,489
Amundi SA (France), 144A*	808	63,559
Anima Holding SpA (Italy), 144A	41,429	179,261
ASX Ltd. (Australia)	31,062	1,836,186
Azimut Holding SpA (Italy)	5,137	88,311
Banca Generali SpA (Italy)	3,293	99,085
Bank of New York Mellon Corp. (The)	4,904	189,540
BlackRock, Inc.	306	166,492
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	4,366	143,690
Bure Equity AB (Sweden)	255	5,570
Burford Capital Ltd.	2,272	13,078

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
Cboe Global Markets, Inc.	546	$50,931
Charles Schwab Corp. (The)	22,968	774,940
CI Financial Corp. (Canada)	13,646	173,591
CME Group, Inc.	19,565	3,180,095
Credit Suisse Group AG (Switzerland)	9,760	102,175
Daiwa Securities Group, Inc. (Japan)	5,409	22,561
Deutsche Boerse AG (Germany)	898	163,177
EQT AB (Sweden)	1,767	31,920
Euronext NV (Netherlands), 144A	4,809	486,458
Franklin Resources, Inc.	947	19,859
Gimv NV (Belgium)	2,240	129,317
Hamilton Lane, Inc. (Class A Stock)	1,411	95,059
Hargreaves Lansdown PLC (United Kingdom)	14,016	283,950
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	7,743	331,238
Houlihan Lokey, Inc.	1,862	103,602
IG Group Holdings PLC (United Kingdom)	8,173	82,684
IGM Financial, Inc. (Canada)	3,612	87,772
Interactive Brokers Group, Inc. (Class A Stock)	4,517	188,675
Intercontinental Exchange, Inc.	1,774	162,498
Invesco Ltd.(a)	30,803	331,440
Jafco Co. Ltd. (Japan)	500	16,940
Japan Exchange Group, Inc. (Japan)	4,897	112,947
Jupiter Fund Management PLC (United Kingdom)	7,449	23,745
London Stock Exchange Group PLC (United Kingdom)	2,662	276,464
LPL Financial Holdings, Inc.	1,687	132,261
Macquarie Group Ltd. (Australia)	1,170	97,099
Magellan Financial Group Ltd. (Australia)	5,190	212,202
Man Group PLC (United Kingdom)	116,052	188,019
MarketAxess Holdings, Inc.	6,228	3,119,730
Moody’s Corp.	1,263	346,984
Morgan Stanley	3,738	180,545
MSCI, Inc.	356	118,840
Nasdaq, Inc.	801	95,695
Natixis SA (France)*	34,515	91,249
Nomura Holdings, Inc. (Japan)	11,057	49,447
Northern Trust Corp.	46,537	3,692,246
Numis Corp. PLC (United Kingdom)	5,479	21,569
Partners Group Holding AG (Switzerland)	214	195,098
Pendal Group Ltd. (Australia)	8,396	35,064
Perpetual Ltd. (Australia)	649	13,393
S&P Global, Inc.	27,125	8,937,145
Sanne Group PLC (United Kingdom)	1,804	14,051
Schroders PLC (United Kingdom)	1,441	52,812
Singapore Exchange Ltd. (Singapore)	37,249	224,029
Sole Realisation Co. PLC (United Kingdom)*^	23,077	—
St. James’s Place PLC (United Kingdom)	3,852	45,678
Stifel Financial Corp.	2,742	130,053
Strike Co. Ltd. (Japan)	200	8,945
T. Rowe Price Group, Inc.	1,312	162,032

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
TMX Group Ltd. (Canada)	941	$93,040
TP ICAP PLC (United Kingdom)	5,890	25,680
UBS Group AG (Switzerland)	405,987	4,728,352
Value Partners Group Ltd. (Hong Kong)	13,000	6,644
Virtu Financial, Inc. (Class A Stock)	1,389	32,780
VZ Holding AG (Switzerland)	174	13,017

		33,227,998

Chemicals — 0.5%
ADEKA Corp. (Japan)	800	10,603
Air Liquide SA (France)	1,926	279,184
Air Products & Chemicals, Inc.	485	117,108
Akzo Nobel NV (Netherlands)	873	78,811
Albemarle Corp.	253	19,534
Arkema SA (France)	350	33,632
Ashland Global Holdings, Inc.	2,129	147,114
Axalta Coating Systems Ltd.*	39,900	899,745
BASF SE (Germany)	1,143	64,350
CF Industries Holdings, Inc.	672	18,910
Chr Hansen Holding A/S (Denmark)	260	26,853
Clariant AG (Switzerland)*	1,744	34,406
Corteva, Inc.	52,789	1,414,217
Covestro AG (Germany), 144A*	664	25,408
Croda International PLC (United Kingdom)	832	54,328
Daicel Corp. (Japan)	5,318	41,098
Denka Co. Ltd. (Japan)	1,700	41,618
DIC Corp. (Japan)	700	17,625
Dow, Inc.	10,560	430,426
Eastman Chemical Co.	1,687	117,483
Ecolab, Inc.	465	92,512
Elementis PLC (United Kingdom)	4,284	3,433
Elkem ASA (Norway), 144A	35,532	72,851
EMS-Chemie Holding AG (Switzerland)	164	127,422
Evonik Industries AG (Germany)	1,031	26,364
FMC Corp.	708	70,531
Givaudan SA (Switzerland)	36	134,723
Gurit Holding AG (Switzerland)	18	26,291
Hexpol AB (Sweden)*	22,687	169,333
Huntsman Corp.	1,207	21,690
International Flavors & Fragrances, Inc.	195	23,880
Israel Corp. Ltd. (The) (Israel)*	65	5,336
Johnson Matthey PLC (United Kingdom)	1,315	34,352
JSR Corp. (Japan)	2,118	40,874
Kaneka Corp. (Japan)	1,000	25,979
Kansai Paint Co. Ltd. (Japan)	1,190	25,104
Koninklijke DSM NV (Netherlands)	18,782	2,614,998
Kureha Corp. (Japan)	1,700	74,359
LANXESS AG (Germany)	467	24,789
Linde PLC (United Kingdom)	647	137,235
Mitsubishi Chemical Holdings Corp. (Japan)	29,666	172,619
Mitsubishi Gas Chemical Co., Inc. (Japan)	1,223	18,528
Nippon Kayaku Co. Ltd. (Japan)	1,500	15,666
Nippon Paint Holdings Co. Ltd. (Japan)	1,234	89,689
Nitto Denko Corp. (Japan)	567	32,129

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Novozymes A/S (Denmark) (Class B Stock)	1,195	$69,385
Nutrien Ltd. (Canada)	1,966	63,168
Orica Ltd. (Australia)	3,256	37,760
Osaka Soda Co. Ltd. (Japan)	200	4,413
Petkim Petrokimya Holding A/S (Turkey)*	1	1
PolyOne Corp.	3,035	79,608
PPG Industries, Inc.	599	63,530
RPM International, Inc.	2,486	186,599
Sherwin-Williams Co. (The)	7,501	4,334,453
Shin-Etsu Chemical Co. Ltd. (Japan)	920	107,676
Sika AG (Switzerland)	445	86,140
Sumitomo Seika Chemicals Co. Ltd. (Japan)	1,000	32,507
Symrise AG (Germany)	713	83,074
Teijin Ltd. (Japan)	1,656	26,319
Tokyo Ohka Kogyo Co. Ltd. (Japan)	700	35,184
Toray Industries, Inc. (Japan)	18,071	85,098
Umicore SA (Belgium)	1,045	49,459
Valqua Ltd. (Japan)	1,000	18,006
Yara International ASA (Norway)	11,965	417,172

		13,732,692

Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	210,447	1,594,565
Calisen PLC (United Kingdom)*	93,512	208,915
Casella Waste Systems, Inc. (Class A Stock)*	1,942	101,217
Cintas Corp.	557	148,363
Copart, Inc.*	1,209	100,673
CT Environmental Group Ltd. (China)*^	198,000	3
Dai Nippon Printing Co. Ltd. (Japan)	73,008	1,673,138
Elis SA (France)*	191	2,252
HomeServe PLC (United Kingdom)	8,030	130,466
IAA, Inc.*	1,639	63,216
Kokuyo Co. Ltd. (Japan)	2,900	35,022
Loomis AB (Sweden)*	354	8,508
Mitsubishi Pencil Co. Ltd. (Japan)	3,300	41,369
Okamura Corp. (Japan)	400	2,777
Rentokil Initial PLC (United Kingdom)	444,715	2,816,137
Republic Services, Inc.	735	60,307
Ritchie Bros. Auctioneers, Inc. (Canada)	2,986	121,565
Rollins, Inc.	5,767	244,463
Secom Co. Ltd. (Japan)	565	49,381
Securitas AB (Sweden) (Class B Stock)*	1,476	20,111
Societe BIC SA (France)	55	2,798
TOMRA Systems ASA (Norway)	1,502	55,398
Uchida Yoko Co. Ltd. (Japan)	100	5,833
Waste Management, Inc.	666	70,536

		7,557,013

Communications Equipment — 0.1%
Arista Networks, Inc.*	4,824	1,013,185
Ciena Corp.*	2,992	162,047
Cisco Systems, Inc.	12,849	599,277
F5 Networks, Inc.*	1,583	220,797

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Communications Equipment (continued)
Juniper Networks, Inc.	3,546	$81,062
Motorola Solutions, Inc.	893	125,136
Nokia OYJ (Finland)*	12,057	53,033
Spirent Communications PLC (United Kingdom)	14,676	44,227
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	8,840	81,980
Viavi Solutions, Inc.*	10,872	138,509

		2,519,253

Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	88,355	2,245,683
AECOM*	4,893	183,879
Bouygues SA (France)*	3,414	117,690
Chudenko Corp. (Japan)	200	4,297
CIMIC Group Ltd. (Australia)	11,491	192,459
Eiffage SA (France)*	2,554	234,416
EMCOR Group, Inc.	1,006	66,537
Ferrovial SA (Spain)	15,018	400,771
HOCHTIEF AG (Germany)	472	42,226
Jacobs Engineering Group, Inc.	1,788	151,622
JGC Holdings Corp. (Japan)	5,669	60,157
Kajima Corp. (Japan)	1,992	23,494
Kandenko Co. Ltd. (Japan)	6,200	52,771
Kyowa Exeo Corp. (Japan)	1,000	23,889
Morgan Sindall Group PLC (United Kingdom)	1,891	28,978
Obayashi Corp. (Japan)	10,408	97,276
Per Aarsleff Holding A/S (Denmark)	2,850	103,115
Quanta Services, Inc.	12,283	481,862
Shimizu Corp. (Japan)	3,333	27,374
Skanska AB (Sweden) (Class B Stock)*	6,944	141,905
Taikisha Ltd. (Japan)	600	16,527
Taisei Corp. (Japan)	693	25,203
Toa Corp. (Japan)	2,300	33,262
Veidekke ASA (Norway)*	512	6,195
Vinci SA (France)	21,175	1,955,380
WSP Global, Inc. (Canada)	4,418	270,951

		6,987,919

Construction Materials — 0.2%
Buzzi Unicem SpA (Italy)	3,732	80,821
CRH PLC (Ireland)	2,979	102,706
HeidelbergCement AG (Germany)	2,970	159,934
James Hardie Industries PLC, CDI	2,935	56,781
Krosaki Harima Corp. (Japan)	200	6,759
LafargeHolcim Ltd. (Switzerland)*	3,561	158,039
Marshalls PLC (United Kingdom)	8,192	62,966
Martin Marietta Materials, Inc.	18,077	3,734,166
Taiheiyo Cement Corp. (Japan)	1,588	36,813
Vulcan Materials Co.	372	43,096
Wienerberger AG (Austria)	442	9,662

		4,451,743

Consumer Finance — 0.2%
Acom Co. Ltd. (Japan)	9,396	35,826

COMMON STOCKS (continued)	Shares	Value
Consumer Finance (continued)
Ally Financial, Inc.	137,123	$2,719,149
American Express Co.	979	93,201
Capital One Financial Corp.	2,241	140,264
Chong Sing Holdings FinTech Group Ltd. (China)*^	708,000	502
Credit Saison Co. Ltd. (Japan)	1,200	13,716
Discover Financial Services	798	39,972
FirstCash, Inc.	1,723	116,268
OneMain Holdings, Inc.	2,119	52,000
Sun Hung Kai & Co. Ltd. (Hong Kong)	260,000	102,564
Synchrony Financial	88,836	1,968,606

		5,282,068

Containers & Packaging — 0.2%
Amcor PLC(a)	123,281	1,258,699
Avery Dennison Corp.	1,320	150,599
Ball Corp.	37,361	2,596,216
CCL Industries, Inc. (Canada) (Class B Stock)	742	23,983
Crown Holdings, Inc.*	2,355	153,381
Graphic Packaging Holding Co.	7,728	108,115
International Paper Co.	6,425	226,224
Packaging Corp. of America	272	27,145
Smurfit Kappa Group PLC (Ireland)	1,216	40,951
Toyo Seikan Group Holdings Ltd. (Japan)	5,600	63,250
Westrock Co.	9,673	273,359

		4,921,922

Distributors — 0.0%
Arata Corp. (Japan)	1,200	53,846
D’ieteren SA/NV (Belgium)	1,491	83,185
Doshisha Co. Ltd. (Japan)	7,200	108,904
Genuine Parts Co.	1,050	91,308
Inchcape PLC (United Kingdom)	19,267	117,116
Jardine Cycle & Carriage Ltd. (Singapore)	13,161	191,483
LKQ Corp.*	14,195	371,909

		1,017,751

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc. (Japan)	31,981	857,217
Bright Horizons Family Solutions, Inc.*	878	102,901
Chegg, Inc.*	1,204	80,981
frontdoor, Inc.*	1,533	67,958
Graham Holdings Co. (Class B Stock)	345	118,221
Meiko Network Japan Co. Ltd. (Japan)	12,700	100,346
Riso Kyoiku Co. Ltd. (Japan)	25,800	78,049

		1,405,673

Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	2,909	519,286
Cerved Group SpA (Italy)*	1,472	10,598
Corp. Financiera Alba SA (Spain)	445	18,109
Equitable Holdings, Inc.	11,828	228,162
EXOR NV (Netherlands)	3,456	199,244

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Diversified Financial Services (continued)
Groupe Bruxelles Lambert SA (Belgium)	444	$37,335
Hanergy Mobile Energy Holding Co. Ltd. (China)^	148,000	—
Industrivarden AB (Sweden) (Class C Stock)*	1,330	30,340
Investor AB (Sweden) (Class A Stock)	17,852	939,801
Investor AB (Sweden) (Class B Stock)	2,513	133,529
KBC Ancora (Belgium)*	793	27,165
Kinnevik AB (Sweden) (Class B Stock)	3,050	80,810
L E Lundbergforetagen AB (Sweden) (Class B Stock)*	1,887	86,114
M&G PLC (United Kingdom)	95,869	199,725
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	13,350	63,188
Onex Corp. (Canada)	961	43,413
ORIX Corp. (Japan)	4,271	52,628
Pargesa Holding SA (Switzerland)	645	49,199
Plus500 Ltd. (Israel)	10,761	175,656
Sofina SA (Belgium)	475	125,941
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)*	1	—
Voya Financial, Inc.(a)	77,886	3,633,382
Wendel SE (France)*	688	65,713
Zenkoku Hosho Co. Ltd. (Japan)	600	22,567

		6,741,905

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	16,994	513,729
BCE, Inc. (Canada)	1,477	61,600
BT Group PLC (United Kingdom)	21,602	30,745
Cellnex Telecom SA (Spain), 144A	11,436	699,565
CenturyLink, Inc.(a)	33,444	335,443
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,930,000	343,201
CITIC Telecom International Holdings Ltd. (China)	80,000	25,520
Deutsche Telekom AG (Germany)	6,401	108,286
Elisa OYJ (Finland)	1,469	89,359
GCI Liberty, Inc. (Class A Stock)*	1,387	98,643
HKT Trust & HKT Ltd. (Hong Kong)	23,270	34,181
Iliad SA (France)	352	68,840
Infrastrutture Wireless Italiane SpA (Italy), 144A	46,038	463,397
Koninklijke KPN NV (Netherlands)	18,107	48,144
Liberty Global PLC (United Kingdom) (Class C Stock)*	69,499	1,494,923
Nippon Telegraph & Telephone Corp. (Japan)	67,342	1,569,422
Orange SA (France)	6,786	81,321
PCCW Ltd. (Hong Kong)	169,705	96,715
Singapore Telecommunications Ltd. (Singapore)	16,223	28,792
Spark New Zealand Ltd. (New Zealand)	18,053	53,424
Swisscom AG (Switzerland)	145	76,170
Telecom Italia SpA (Italy)	259,982	102,573
Telecom Italia SpA (Italy), RSP	282,754	110,156

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Telefonica Deutschland Holding AG (Germany)	28,155	$83,585
Telefonica SA (Spain)	10,089	48,328
Telenor ASA (Norway)	3,355	48,935
Telia Co. AB (Sweden)	10,317	38,707
Telstra Corp. Ltd. (Australia)	21,128	45,879
TELUS Corp. (Canada)	3,885	65,160
TPG Corp. Ltd. (Australia)	10,520	65,153
United Internet AG (Germany)	1,793	76,429
Verizon Communications, Inc.	10,716	590,773

		7,597,098

Electric Utilities — 0.4%
Alliant Energy Corp.	4,581	219,155
American Electric Power Co., Inc.	954	75,977
AusNet Services (Australia)	44,442	51,499
Chubu Electric Power Co., Inc. (Japan)	2,997	37,553
Chugoku Electric Power Co., Inc. (The) (Japan)	4,339	57,939
CK Infrastructure Holdings Ltd. (Hong Kong)	4,800	24,753
CLP Holdings Ltd. (Hong Kong)	5,337	52,262
Duke Energy Corp.(a)	1,793	143,243
Edison International	14,615	793,741
EDP - Energias de Portugal SA (Portugal)	44,629	213,296
Electricite de France SA (France)	5,037	46,768
Elia Group SA/NV (Belgium)	406	44,135
Emera, Inc. (Canada)	1,891	74,409
Endesa SA (Spain)	3,679	90,881
Enel SpA (Italy)	87,335	756,441
Entergy Corp.	667	62,571
Evergy, Inc.	986	58,460
Eversource Energy	14,076	1,172,109
Exelon Corp.	3,512	127,450
FirstEnergy Corp.	9,008	349,330
Fortis, Inc. (Canada)	13,371	508,504
Fortum OYJ (Finland)	7,496	143,391
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	172,654	179,280
Hydro One Ltd. (Canada), 144A	5,993	112,700
Iberdrola SA (Spain)	26,540	308,489
IDACORP, Inc.	1,236	107,989
Kansai Electric Power Co., Inc. (The) (Japan)	2,489	23,787
Kyushu Electric Power Co., Inc. (Japan)	3,360	28,177
NextEra Energy, Inc.	4,614	1,108,144
NRG Energy, Inc.	7,779	253,284
Okinawa Electric Power Co., Inc. (The) (Japan)	5,853	97,342
Orsted A/S (Denmark), 144A	3,949	458,844
Pinnacle West Capital Corp.	572	41,922
Portland General Electric Co.	1,822	76,178
Power Assets Holdings Ltd. (Hong Kong)	6,299	34,249
PPL Corp.	1,593	41,163
Red Electrica Corp. SA (Spain)	2,906	54,395

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Shikoku Electric Power Co., Inc. (Japan)	1,300	$9,584
Southern Co. (The)	1,696	87,938
SSE PLC (United Kingdom)	5,422	91,638
Terna Rete Elettrica Nazionale SpA (Italy)	86,488	596,603
Tohoku Electric Power Co., Inc. (Japan)	16,677	158,686
Verbund AG (Austria)	871	39,026
Xcel Energy, Inc.	2,101	131,312

		9,144,597

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	4,568	103,604
AMETEK, Inc.	714	63,810
Eaton Corp. PLC	670	58,612
Emerson Electric Co.	1,691	104,893
Furukawa Electric Co. Ltd. (Japan)	700	16,952
Hubbell, Inc.	835	104,676
Huber + Suhner AG (Switzerland)	2,653	187,449
Legrand SA (France)	2,487	190,156
Melrose Industries PLC (United Kingdom)	17,988	25,681
Mersen SA (France)	945	22,629
Mitsubishi Electric Corp. (Japan)	3,496	45,437
Nexans SA (France)*	1,570	73,522
Nidec Corp. (Japan)	62,332	4,167,256
Nitto Kogyo Corp. (Japan)	3,500	62,660
nVent Electric PLC	5,184	97,096
Prysmian SpA (Italy)	154,393	3,590,058
Rockwell Automation, Inc.	889	189,357
Schneider Electric SE (France)	42,871	4,798,125
Siemens Gamesa Renewable Energy SA (Spain)*	1,450	25,797
Signify NV (Netherlands), 144A*	31,556	820,850
Sino-American Electronic Co. Ltd. (Taiwan)*^	1,183	—
Tatsuta Electric Wire and Cable Co. Ltd. (Japan)	4,300	22,845
Tech Pro Technology Development Ltd. (Hong Kong)*^	731,600	9
Toyo Tanso Co. Ltd. (Japan)	1,500	23,607
Vestas Wind Systems A/S (Denmark)	3,648	373,286
Zumtobel Group AG (Austria)*	737	5,337

		15,173,704

Electronic Equipment, Instruments & Components — 0.4%
Alps Alpine Co. Ltd. (Japan)	3,500	44,934
ALSO Holding AG (Switzerland)*	408	101,005
Amphenol Corp. (Class A Stock)	935	89,582
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
CDW Corp.	1,580	183,564
Corning, Inc.	1,469	38,047
Daiwabo Holdings Co. Ltd. (Japan)	100	6,534
Dexerials Corp. (Japan)	6,300	49,421
Electrocomponents PLC (United Kingdom)	338	2,822
Enplas Corp. (Japan)	800	17,615

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
FLIR Systems, Inc.	1,216	$49,333
Halma PLC (United Kingdom)	3,346	95,678
Hamamatsu Photonics KK (Japan)	1,110	48,106
Hexagon AB (Sweden) (Class B Stock)*	73,562	4,327,817
Hirose Electric Co. Ltd. (Japan)	237	25,997
Hitachi Ltd. (Japan)	9,734	309,221
Ingenico Group SA (France)*	357	57,164
Japan Aviation Electronics Industry Ltd. (Japan)	500	6,760
Keyence Corp. (Japan)	7,013	2,932,293
Keysight Technologies, Inc.*	1,473	148,449
Kyocera Corp. (Japan)	1,063	57,860
Littelfuse, Inc.	603	102,890
Macnica Fuji Electronics Holdings, Inc. (Japan)	16,800	243,927
Murata Manufacturing Co. Ltd. (Japan)	2,436	142,825
National Instruments Corp.	5,484	212,286
Nippon Electric Glass Co. Ltd. (Japan)	3,900	60,983
Omron Corp. (Japan)	1,906	127,618
SAES Getters SpA (Italy)	1,554	41,970
Sanshin Electronics Co. Ltd. (Japan)	300	4,279
Shimadzu Corp. (Japan)	702	18,711
Spectris PLC (United Kingdom)	1,315	41,150
SYNNEX Corp.	798	95,576
TDK Corp. (Japan)	345	34,261
TE Connectivity Ltd.	1,548	126,239
Trimble, Inc.*	2,482	107,198
Zebra Technologies Corp. (Class A Stock)*	1,586	405,937

		10,358,052

Energy Equipment & Services — 0.0%
Baker Hughes Co.	4,643	71,456
ChampionX Corp.*	8,712	85,029
Halliburton Co.	8,156	105,865
National Oilwell Varco, Inc.	21,002	257,274
TechnipFMC PLC (United Kingdom)	20,513	140,309
Tenaris SA (Luxembourg)	20,777	135,383

		795,316

Entertainment — 0.9%
Activision Blizzard, Inc.	3,310	251,229
Bollore SA (France)	33,315	104,879
Cineworld Group PLC (United Kingdom)	6,125	4,663
DeNA Co. Ltd. (Japan)	253,500	3,154,706
Electronic Arts, Inc.*	2,071	273,476
Gumi, Inc. (Japan)	13,600	126,081
KLab, Inc. (Japan)*	4,400	29,713
Konami Holdings Corp. (Japan)	59,700	1,988,975
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	3,448	109,336
Live Nation Entertainment, Inc.*	248	10,994
Netflix, Inc.*	1,418	645,247
Nexon Co. Ltd. (Japan)	89,615	2,024,021
Nintendo Co. Ltd. (Japan)	465	207,830
Paradox Interactive AB (Sweden)	1,103	23,846
Roku, Inc.*(a)	2,558	298,084

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Entertainment (continued)
Spotify Technology SA*	8,313	$2,146,333
Square Enix Holdings Co. Ltd. (Japan)	1,570	79,164
Take-Two Interactive Software, Inc.*	28,963	4,042,366
Toho Co. Ltd. (Japan)	975	35,202
Ubisoft Entertainment SA (France)*	865	71,513
Vivendi SA (France)	2,571	66,196
Walt Disney Co. (The)	31,882	3,555,162
Zynga, Inc. (Class A Stock)*	366,989	3,501,075

		22,750,091

Equity Real Estate Investment Trusts (REITs) — 1.4%
Aedifica SA (Belgium)	88	9,661
Alexandria Real Estate Equities, Inc.	532	86,317
alstria office REIT-AG (Germany)	1,291	19,283
American Tower Corp.(a)	36,799	9,514,013
Americold Realty Trust	2,861	103,854
Apartment Investment & Management Co. (Class A Stock)	8,197	308,535
Ascendas Real Estate Investment Trust (Singapore)	10,227	23,522
Assura PLC (United Kingdom)	4,295	4,183
AvalonBay Communities, Inc.	159	24,588
Big Yellow Group PLC (United Kingdom)	984	12,294
Boston Properties, Inc.	702	63,447
British Land Co. PLC (The) (United Kingdom)	4,949	23,781
Brixmor Property Group, Inc.	10,847	139,059
BWP Trust (Australia)	4,346	11,554
Camden Property Trust	17,402	1,587,410
Canadian Apartment Properties REIT (Canada)	2,308	82,606
Charter Hall Group (Australia)	8,576	58,187
Columbia Property Trust, Inc.	6,202	81,494
CoreSite Realty Corp.	12,679	1,534,920
CPN Retail Growth Leasehold REIT (Thailand)	55,600	46,860
Crown Castle International Corp.	11,715	1,960,505
CubeSmart	3,166	85,450
CyrusOne, Inc.	23,738	1,726,939
Daiwa House REIT Investment Corp. (Japan)	10	23,539
Derwent London PLC (United Kingdom)	72	2,478
Dexus (Australia)	5,214	33,294
Digital Realty Trust, Inc.	1,500	213,165
Duke Realty Corp.	9,782	346,185
Empire State Realty Trust, Inc. (Class A Stock)	7,358	51,506
Equinix, Inc.	766	537,962
Equity LifeStyle Properties, Inc.	25,612	1,600,238
Equity Residential	980	57,644
Essex Property Trust, Inc.	145	33,230
Extra Space Storage, Inc.	6,082	561,794
Federal Realty Investment Trust	687	58,539
Frasers Logistics & Commercial Trust (Singapore)	4,600	3,964
Fukuoka REIT Corp. (Japan)	23	28,103
GDI Property Group (Australia)	20,163	15,508

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
GLP J-REIT (Japan)	15	$21,762
Goodman Group (Australia)	4,807	49,681
Great Portland Estates PLC (United Kingdom)	7,594	59,498
Healthcare Realty Trust, Inc.	5,438	159,279
Healthcare Trust of America, Inc. (Class A Stock)(a)	48,173	1,277,548
Heiwa Real Estate REIT, Inc. (Japan)	123	116,656
Hoshino Resorts REIT, Inc. (Japan)	25	108,463
Host Hotels & Resorts, Inc.	17,131	184,843
Hudson Pacific Properties, Inc.	3,957	99,558
ICADE (France)	536	37,449
Ichigo Office REIT Investment Corp. (Japan)	118	81,796
Invincible Investment Corp. (Japan)	388	100,572
Invitation Homes, Inc.	132,499	3,647,697
Iron Mountain, Inc.	769	20,071
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	1	—
Kenedix Retail REIT Corp. (Japan)	25	47,033
Keppel DC REIT (Singapore)	9,000	16,485
Lamar Advertising Co. (Class A Stock)	33,593	2,242,669
Land Securities Group PLC (United Kingdom)	3,428	23,517
Life Storage, Inc.	817	77,574
Link REIT (Hong Kong)	5,093	41,676
Mapletree Commercial Trust (Singapore)	13,358	18,618
Mapletree Logistics Trust (Singapore)	44,272	62,114
Mapletree North Asia Commercial Trust (Singapore)	21,300	14,254
Mid-America Apartment Communities, Inc.	1,679	192,531
Mirai Corp. (Japan)	114	40,376
National Storage REIT (Australia)	6,692	8,572
Nippon Prologis REIT, Inc. (Japan)	16	48,645
NIPPON REIT Investment Corp. (Japan)	6	19,458
NSI NV (Netherlands)	614	23,746
One REIT, Inc. (Japan)	29	69,843
Parkway Life Real Estate Investment Trust (Singapore)	25,500	61,602
Pebblebrook Hotel Trust	4,375	59,762
Premier Investment Corp. (Japan)	8	8,895
Prologis, Inc.	1,823	170,141
Prosperity REIT (Hong Kong)	15,000	4,477
PS Business Parks, Inc.	709	93,872
Public Storage	313	60,062
Regency Centers Corp.	937	42,999
RLJ Lodging Trust	6,985	65,938
Rural Funds Group (Australia)	9,365	12,454
Safestore Holdings PLC (United Kingdom)	16,716	151,167
SBA Communications Corp.	15,844	4,720,244
Schroder Real Estate Investment Trust Ltd. (United Kingdom)	22,832	8,574
Segro PLC (United Kingdom)	11,185	124,174
Simon Property Group, Inc.	1,274	87,116
STAG Industrial, Inc.	3,039	89,103

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Star Asia Investment Corp. (Japan)	72	$63,949
Stockland (Australia)	18,724	43,349
STORE Capital Corp.	4,924	117,240
Sun Communities, Inc.	723	98,097
Terreno Realty Corp.	1,451	76,381
Tritax Big Box REIT PLC (United Kingdom)	9,859	17,778
UDR, Inc.	847	31,661
Ventas, Inc.	769	28,161
Warehouses De Pauw CVA (Belgium)	7,272	199,453
Workspace Group PLC (United Kingdom)	3,524	28,564

		36,452,808

Food & Staples Retailing — 1.0%
Aeon Co. Ltd. (Japan)	8,222	191,087
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	131,494	4,123,232
Arcs Co. Ltd. (Japan)	13,500	271,298
Axfood AB (Sweden)	1,923	42,061
Axial Retailing, Inc. (Japan)	800	31,926
Belc Co. Ltd. (Japan)	300	20,518
Carrefour SA (France)	14,851	230,114
Casey’s General Stores, Inc.	1,322	197,665
Casino Guichard Perrachon SA (France)	1,114	41,239
cocokara fine, Inc. (Japan)	200	10,776
Coles Group Ltd. (Australia)	24,116	288,138
Cosmos Pharmaceutical Corp. (Japan)	1,051	161,155
Costco Wholesale Corp.	18,465	5,598,773
Dairy Farm International Holdings Ltd. (Hong Kong)	56,393	263,682
Empire Co. Ltd. (Canada) (Class A Stock)	9,140	218,873
FamilyMart Co. Ltd. (Japan)	1,408	24,171
George Weston Ltd. (Canada)	3,817	279,612
Grocery Outlet Holding Corp.*	1,700	69,360
ICA Gruppen AB (Sweden)	13,683	650,156
J Sainsbury PLC (United Kingdom)	96,441	249,083
Jeronimo Martins SGPS SA (Portugal)*	12,039	210,873
Kesko OYJ (Finland) (Class B Stock)	7,052	120,856
Kobe Bussan Co. Ltd. (Japan)	1,181	66,768
Koninklijke Ahold Delhaize NV (Netherlands)	11,541	315,860
Kroger Co. (The)	19,450	658,382
Lawson, Inc. (Japan)	2,074	104,057
Loblaw Cos. Ltd. (Canada)	5,829	283,850
Maxvalu Tokai Co. Ltd. (Japan)	100	2,296
METRO AG (Germany)	14,076	134,310
Metro, Inc. (Canada)	48,955	2,019,358
Nihon Chouzai Co. Ltd. (Japan)	4,600	68,387
Okuwa Co. Ltd. (Japan)	700	10,723
Performance Food Group Co.*	2,633	76,726
Qol Holdings Co. Ltd. (Japan)	900	9,468
Seven & i Holdings Co. Ltd. (Japan)	51,142	1,669,533
Sheng Siong Group Ltd. (Singapore)	39,500	46,985
Sprouts Farmers Market, Inc.*	19,210	491,584
Sundrug Co. Ltd. (Japan)	4,946	163,825
Sysco Corp.	3,118	170,430

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Tesco PLC (United Kingdom)	48,382	$136,939
Tsuruha Holdings, Inc. (Japan)	1,678	231,081
Valor Holdings Co. Ltd. (Japan)	21,800	424,991
Walgreens Boots Alliance, Inc.	11,333	480,406
Walmart, Inc.	38,017	4,553,676
Welcia Holdings Co. Ltd. (Japan)	2,932	236,065
Wm Morrison Supermarkets PLC (United Kingdom)	24,541	58,204
Woolworths Group Ltd. (Australia)	12,465	321,741

		26,030,293

Food Products — 0.4%
Ajinomoto Co., Inc. (Japan)	2,035	33,742
Archer-Daniels-Midland Co.	1,633	65,157
Asian Citrus Holdings Ltd. (China)*^	287,000	4
Associated British Foods PLC (United Kingdom)	5,801	137,813
Barry Callebaut AG (Switzerland)	27	51,672
Calbee, Inc. (Japan)	4,281	118,364
Campbell Soup Co.(a)	3,932	195,145
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Huishan Dairy Holdings Co. Ltd. (China)*^	209,000	—
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	12	99,072
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (XEQT)	1	86,021
Conagra Brands, Inc.	4,234	148,910
Danone SA (France)*	2,430	168,599
ForFarmers NV (Netherlands)	1,093	6,708
General Mills, Inc.	3,453	212,877
Greencore Group PLC (Ireland)	25,393	39,561
Grieg Seafood ASA (Norway)	687	7,047
Hershey Co. (The)	1,620	209,984
Hormel Foods Corp.	2,402	115,945
Hostess Brands, Inc.*	4,683	57,226
J.M. Smucker Co. (The)	1,499	158,609
J-Oil Mills, Inc. (Japan)	900	33,322
Kellogg Co.	2,215	146,323
Kerry Group PLC (Ireland) (Class A Stock)	463	57,601
Kikkoman Corp. (Japan)	2,667	128,517
Kraft Heinz Co. (The)	2,672	85,210
Lamb Weston Holdings, Inc.	2,962	189,361
Leroy Seafood Group ASA (Norway)	30,486	183,347
McCormick & Co., Inc.	720	129,175
Megmilk Snow Brand Co. Ltd. (Japan)	1,200	27,948
MEIJI Holdings Co. Ltd. (Japan)	5,407	430,228
Mondelez International, Inc. (Class A Stock)	1,947	99,550
Mowi ASA (Norway)	1,506	28,659
Nestle SA (Switzerland)	25,217	2,796,639
NH Foods Ltd. (Japan)	1,577	63,667
Nisshin Oillio Group Ltd. (The) (Japan)	3,500	109,431
Nissin Foods Holdings Co. Ltd. (Japan)	1,019	90,219
Nomad Foods Ltd. (United Kingdom)*	4,917	105,470
Orkla ASA (Norway)	84,806	745,101
Post Holdings, Inc.*	1,284	112,504

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Food Products (continued)
Prima Meat Packers Ltd. (Japan)	5,100	$136,477
Salmar ASA (Norway)*	4,097	195,938
Saputo, Inc. (Canada)	2,736	65,236
Scandi Standard AB (Sweden)*	432	2,991
Tate & Lyle PLC (United Kingdom)	7,827	64,856
Tenwow International Holdings Ltd. (China)*^	119,000	2
Tingyi Cayman Islands Holding Corp. (China)	148,000	231,551
Tongaat Hulett Ltd. (South Africa)*	8,260	2,612
Toyo Suisan Kaisha Ltd. (Japan)	3,125	174,826
Tyson Foods, Inc. (Class A Stock)	2,797	167,009
WH Group Ltd. (Hong Kong), 144A	81,085	69,971
Wilmar International Ltd. (China)	51,955	152,893
Yamazaki Baking Co. Ltd. (Japan)	14,400	247,654

		8,986,744

Gas Utilities — 0.1%
AltaGas Ltd. (Canada)	2,556	29,465
APA Group (Australia)	67,721	524,841
Atmos Energy Corp.	9,632	959,155
Enagas SA (Spain)	4,224	103,511
ENN Energy Holdings Ltd. (China)	15,200	170,502
Hong Kong & China Gas Co. Ltd. (Hong Kong)	292,587	452,595
K&O Energy Group, Inc. (Japan)	1,000	14,113
Naturgy Energy Group SA (Spain)	2,763	51,427
Nippon Gas Co. Ltd. (Japan)	1,400	60,040
ONE Gas, Inc.	1,892	145,779
Osaka Gas Co. Ltd. (Japan)	2,425	47,859
Snam SpA (Italy)	9,248	45,177
Toho Gas Co. Ltd. (Japan)	659	33,018
Tokyo Gas Co. Ltd. (Japan)	18,002	430,509

		3,067,991

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	4,811	439,870
ABIOMED, Inc.*	646	156,048
Alcon, Inc. (Switzerland)*	1,685	97,557
Align Technology, Inc.*	370	101,543
Ambu A/S (Denmark) (Class B Stock)	1,476	46,641
Arjo AB (Sweden) (Class B Stock)	7,723	43,116
Asahi Intecc Co. Ltd. (Japan)	5,324	150,867
Avanos Medical, Inc.*	1,899	55,812
Baxter International, Inc.	1,985	170,908
Becton, Dickinson & Co.	814	194,766
BioMerieux (France)*	1,622	223,670
Boston Scientific Corp.*	150,749	5,292,797
Carl Zeiss Meditec AG (Germany)*	943	92,498
Cochlear Ltd. (Australia)	1,699	223,550
Coloplast A/S (Denmark) (Class B Stock)	1,741	270,674
CONMED Corp.	1,303	93,803
ConvaTec Group PLC (United Kingdom), 144A	10,054	24,400
Cooper Cos., Inc. (The)	2,240	635,354
Danaher Corp.	1,689	298,666
Demant A/S (Denmark)*	1,344	35,610
DENTSPLY SIRONA, Inc.	2,776	122,311

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
DexCom, Inc.*	602	$244,051
DiaSorin SpA (Italy)	16,848	3,238,240
Eckert & Ziegler Strahlen- und Medizintechnik AG (Germany)	694	116,662
Edwards Lifesciences Corp.*	36,638	2,532,052
Eiken Chemical Co. Ltd. (Japan)	600	9,654
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	4,573	104,745
Getinge AB (Sweden) (Class B Stock)	48,461	904,478
Globus Medical, Inc. (Class A Stock)*	2,936	140,077
GN Store Nord A/S (Denmark)	967	51,879
Hill-Rom Holdings, Inc.	1,664	182,674
Hogy Medical Co. Ltd. (Japan)	11,200	345,645
Hologic, Inc.*	2,578	146,946
Hoya Corp. (Japan)	41,370	3,939,755
IDEXX Laboratories, Inc.*	977	322,566
Insulet Corp.*	3,085	599,292
Integra LifeSciences Holdings Corp.*	2,350	110,426
Intuitive Surgical, Inc.*	293	166,960
Koninklijke Philips NV (Netherlands)*	7,802	365,988
Medtronic PLC	8,546	783,668
Mesa Laboratories, Inc.	263	57,018
NuVasive, Inc.*	2,280	126,905
Olympus Corp. (Japan)	12,005	231,477
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*^	6,000	—
Quidel Corp.*	727	162,659
ResMed, Inc.	1,163	223,296
Siemens Healthineers AG (Germany), 144A	1,103	53,100
Smith & Nephew PLC (United Kingdom)	9,397	176,252
Sonova Holding AG (Switzerland)*	783	156,774
STERIS PLC	550	84,392
Straumann Holding AG (Switzerland)	165	142,586
Stryker Corp.	834	150,278
Sysmex Corp. (Japan)	1,947	148,730
Teleflex, Inc.	255	92,815
Terumo Corp. (Japan)	1,062	40,305
Varian Medical Systems, Inc.*	393	48,150
West Pharmaceutical Services, Inc.	797	181,054
Zimmer Biomet Holdings, Inc.	363	43,328

		25,195,338

Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*	4,832	121,380
AmerisourceBergen Corp.	737	74,267
AMN Healthcare Services, Inc.*	790	35,740
Anthem, Inc.	7,263	1,910,024
Cardinal Health, Inc.	46,951	2,450,373
Centene Corp.*	1,435	91,194
Cigna Corp.	2,609	489,579
CVS Health Corp.	10,378	674,259
DaVita, Inc.*	1,914	151,474
Fresenius Medical Care AG & Co. KGaA (Germany)*	2,072	178,766
Fresenius SE & Co. KGaA (Germany)*	4,022	200,978
H.U. Group Holdings, Inc. (Japan)	25,500	604,383

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Harmonicare Medical Holdings Ltd. (China), 144A*^	20,000	$1,591
Henry Schein, Inc.*	2,452	143,172
Humana, Inc.	7,621	2,955,043
Japan Lifeline Co. Ltd. (Japan)	1,800	23,757
Laboratory Corp. of America Holdings*	379	62,956
McKesson Corp.	1,126	172,751
Medipal Holdings Corp. (Japan)	1,810	34,870
Molina Healthcare, Inc.*	977	173,886
Orpea (France)	228	26,454
Quest Diagnostics, Inc.	977	111,339
Ramsay Health Care Ltd. (Australia)	494	22,805
Ship Healthcare Holdings, Inc. (Japan)	100	4,184
Sonic Healthcare Ltd. (Australia)	19,418	410,652
Suzuken Co. Ltd. (Japan)	516	19,262
UnitedHealth Group, Inc.	3,191	941,185
Universal Health Services, Inc. (Class B Stock)	5,381	499,841

		12,586,165

Health Care Technology — 0.1%
Cerner Corp.	3,780	259,119
EMIS Group PLC (United Kingdom)	1,255	16,781
HMS Holdings Corp.*	2,421	78,416
M3, Inc. (Japan)	11,452	486,966
Pro Medicus Ltd. (Australia)	19,411	359,117

		1,200,399

Hotels, Restaurants & Leisure — 0.5%
Aristocrat Leisure Ltd. (Australia)	1,504	26,841
Betsson AB (Sweden)*	21,137	148,311
Betsson AB (Sweden), Redemption Shares*(d)	21,137	6,510
Brinker International, Inc.	2,574	61,776
Carnival Corp.(a)	3,426	56,255
Chipotle Mexican Grill, Inc.*	3,699	3,892,680
Compass Group PLC (United Kingdom)	5,675	78,597
Crown Resorts Ltd. (Australia)	4,457	30,040
Darden Restaurants, Inc.	1,987	150,555
Domino’s Pizza, Inc.	10,501	3,879,489
Dunkin’ Brands Group, Inc.	484	31,571
Eldorado Resorts, Inc.*	1,642	65,779
Evolution Gaming Group AB (Sweden), 144A	3,245	195,772
Flutter Entertainment PLC (Ireland)	704	92,852
Galaxy Entertainment Group Ltd. (Macau)	5,011	34,136
Genting Singapore Ltd. (Singapore)	40,578	22,296
Greggs PLC (United Kingdom)	7,568	152,216
GVC Holdings PLC (United Kingdom)	8,571	78,943
Hilton Worldwide Holdings, Inc.	1,112	81,676
InterContinental Hotels Group PLC (United Kingdom)	66,236	2,939,944
La Francaise des Jeux SAEM (France), 144A	5,397	167,524
LeoVegas AB (Sweden), 144A	4,622	20,852
Marriott International, Inc. (Class A Stock)	224	19,204

COMMON STOCKS (continued)	Shares	Value
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	1,214	$99,803
McDonald’s Corp.	1,026	189,266
McDonald’s Holdings Co. Japan Ltd. (Japan)	1,615	87,113
MGM Resorts International(a)	4,709	79,111
NagaCorp Ltd. (Cambodia)	102,000	118,483
NetEnt AB (Sweden)*	2,794	21,535
Norwegian Cruise Line Holdings Ltd.*(a)	1,111	18,254
Oriental Land Co. Ltd. (Japan)	527	69,520
Papa John’s International, Inc.	670	53,205
Penn National Gaming, Inc.*	908	27,730
Planet Fitness, Inc. (Class A Stock)*	1,448	87,705
Plenus Co. Ltd. (Japan)	1,800	29,928
SJM Holdings Ltd. (Macau)	24,425	27,269
Sodexo SA (France)	1,410	96,126
Starbucks Corp.	986	72,560
Tabcorp Holdings Ltd. (Australia)	11,770	27,609
Texas Roadhouse, Inc.	1,326	69,708
Vail Resorts, Inc.	502	91,439
Wingstop, Inc.	279	38,773
Wynn Macau Ltd. (Macau)	14,969	25,872
Yum! Brands, Inc.	1,741	151,310

		13,716,138

Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	3,218	19,916
Bellway PLC (United Kingdom)	1,591	50,415
Berkeley Group Holdings PLC (United Kingdom)	2,127	110,041
Breville Group Ltd. (Australia)	4,500	71,578
Casio Computer Co. Ltd. (Japan)	3,019	52,922
D.R. Horton, Inc.	30,360	1,683,462
Electrolux AB (Sweden) (Class B Stock)	1,932	32,457
Garmin Ltd.	1,164	113,490
Helen of Troy Ltd.*	412	77,687
Husqvarna AB (Sweden) (Class B Stock)	9,476	78,149
Lennar Corp. (Class A Stock)	4,019	247,651
Man Wah Holdings Ltd. (Hong Kong)	25,600	24,708
Meritage Homes Corp.*	2,305	175,457
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	97,527
Mohawk Industries, Inc.*	902	91,787
Nobia AB (Sweden)*	2,771	13,220
NVR, Inc.*	14	45,622
Panasonic Corp. (Japan)	8,991	78,450
Persimmon PLC (United Kingdom)*	2,122	60,370
PulteGroup, Inc.	858	29,198
Rinnai Corp. (Japan)	955	79,737
SEB SA (France)	996	165,069
Sekisui Chemical Co. Ltd. (Japan)	1,377	19,791
Sekisui House Ltd. (Japan)	12,049	229,312
Sharp Corp. (Japan)	1,714	18,383
Sony Corp. (Japan)	4,353	299,513
Taylor Wimpey PLC (United Kingdom)	12,454	22,150
TomTom NV (Netherlands)*	347	2,761

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
TopBuild Corp.*	1,107	$125,943
Vistry Group PLC (United Kingdom)	220	1,947

		4,118,713

Household Products — 0.7%
Church & Dwight Co., Inc.	1,018	78,691
Clorox Co. (The)	1,521	333,662
Colgate-Palmolive Co.	4,462	326,886
Earth Corp. (Japan)	500	38,051
Essity AB (Sweden) (Class B Stock)*	116,262	3,762,447
Henkel AG & Co. KGaA (Germany)	695	57,999
Kimberly-Clark Corp.	2,060	291,181
Lion Corp. (Japan)	3,469	83,323
Pigeon Corp. (Japan)	4,682	181,019
Procter & Gamble Co. (The)	69,611	8,323,387
PZ Cussons PLC (United Kingdom)	1,562	3,577
Reckitt Benckiser Group PLC (United Kingdom)	46,522	4,282,188
Unicharm Corp. (Japan)	2,079	85,398

		17,847,809

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	103,317	1,497,063
Cikarang Listrindo Tbk PT (Indonesia), 144A	41,900	1,718
Electric Power Development Co. Ltd. (Japan)	1,450	27,508
Falck Renewables SpA (Italy)	767	4,710
Scatec Solar ASA (Norway), 144A*	2,528	41,318
Solaria Energia y Medio Ambiente SA (Spain)*	1,725	22,006
Uniper SE (Germany)	4,604	148,906

		1,743,229

Industrial Conglomerates — 0.3%
3M Co.	1,274	198,731
Alarko Holding A/S (Turkey)*	1	1
Carlisle Cos., Inc.	1,171	140,134
CK Hutchison Holdings Ltd. (United Kingdom)	23,056	148,259
DCC PLC (United Kingdom)	402	33,663
Enka Insaat ve Sanayi A/S (Turkey)	1	1
General Electric Co.	407,670	2,784,386
Honeywell International, Inc.	20,694	2,992,145
Investment AB Latour (Sweden) (Class B Stock)	4,757	86,970
Jardine Strategic Holdings Ltd. (Hong Kong)	2,134	46,299
Keihan Holdings Co. Ltd. (Japan)	648	28,851
Keppel Corp. Ltd. (Singapore)	5,708	24,475
Roper Technologies, Inc.	207	80,370
Shun Tak Holdings Ltd. (Hong Kong)	90,000	33,549
Siemens AG (Germany)	2,784	330,342

		6,928,176

Insurance — 0.9%
Admiral Group PLC (United Kingdom)	12,206	347,261
Aegon NV (Netherlands)	42,297	126,922

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Ageas SA/NV (Belgium)	2,706	$96,257
AIA Group Ltd. (Hong Kong)	43,414	405,836
Allianz SE (Germany)	627	128,810
Allstate Corp. (The)	1,689	163,816
American Financial Group, Inc.	4,818	305,750
American International Group, Inc.	3,472	108,257
Aon PLC (Class A Stock)	17,687	3,406,516
Arthur J Gallagher & Co.	1,140	111,139
Assicurazioni Generali SpA (Italy)	5,904	89,646
Assurant, Inc.	785	81,083
Aviva PLC (United Kingdom)	47,861	163,328
AXA SA (France)*	1,733	36,564
Baloise Holding AG (Switzerland)	254	38,254
Brighthouse Financial, Inc.*	26,392	734,225
Brown & Brown, Inc.	3,862	157,415
Chubb Ltd.	459	58,119
CNP Assurances (France)*	10,297	119,894
Direct Line Insurance Group PLC (United Kingdom)	17,353	58,486
Everest Re Group Ltd.	120	24,744
Fairfax Financial Holdings Ltd. (Canada)	100	30,895
Fidelity National Financial, Inc.	73,654	2,258,232
Gjensidige Forsikring ASA (Norway)*	3,256	60,113
Globe Life, Inc.	1,469	109,044
Great-West Lifeco, Inc. (Canada)	2,502	43,862
Hannover Rueck SE (Germany)	528	91,480
Hanover Insurance Group, Inc. (The)	734	74,376
Harel Insurance Investments & Financial Services Ltd. (Israel)	2,015	10,932
Hartford Financial Services Group, Inc. (The)	590	22,745
Hiscox Ltd. (United Kingdom)	1,526	15,011
iA Financial Corp., Inc. (Canada)	4,546	152,225
Insurance Australia Group Ltd. (Australia)	7,280	29,128
Intact Financial Corp. (Canada)	806	76,711
Japan Post Holdings Co. Ltd. (Japan)	17,869	127,317
Japan Post Insurance Co. Ltd. (Japan)	8,222	108,320
Kemper Corp.	1,581	114,654
Legal & General Group PLC (United Kingdom)	22,299	61,002
Lincoln National Corp.(a)	21,993	809,122
Manulife Financial Corp. (Canada)	17,032	231,719
Mapfre SA (Spain)	31,715	56,617
Marsh & McLennan Cos., Inc.	36,121	3,878,312
Medibank Private Ltd. (Australia)	52,363	108,354
MetLife, Inc.	1,269	46,344
MS&AD Insurance Group Holdings, Inc. (Japan)	1,456	39,918
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	159	41,468
NN Group NV (Netherlands)(a)	3,847	129,492
Phoenix Group Holdings PLC (United Kingdom)	5,193	41,727
Poste Italiane SpA (Italy), 144A	22,783	199,120
Power Corp. of Canada (Canada)	1,799	31,644
Primerica, Inc.	995	116,017

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
Progressive Corp. (The)	1,713	$137,228
Prudential PLC (United Kingdom)	1,410	21,394
QBE Insurance Group Ltd. (Australia)	7,208	44,309
Reinsurance Group of America, Inc.	17,970	1,409,567
RenaissanceRe Holdings Ltd. (Bermuda)	497	85,002
RSA Insurance Group PLC (United Kingdom)	5,059	25,795
SCOR SE (France)*	709	19,529
Sun Life Financial, Inc. (Canada)	2,529	92,937
Suncorp Group Ltd. (Australia)	14,072	89,620
Swiss Life Holding AG (Switzerland)	73	27,192
Swiss Re AG (Switzerland)	344	26,733
Tokio Marine Holdings, Inc. (Japan)	823	35,838
Travelers Cos., Inc. (The)	340	38,777
Tryg A/S (Denmark)	1,489	43,300
Unum Group	7,165	118,867
W.R. Berkley Corp.	2,097	120,137
Willis Towers Watson PLC	1,253	246,778
Zurich Insurance Group AG (Switzerland)	10,791	3,822,113

		22,283,339

Interactive Media & Services — 1.3%
Alphabet, Inc. (Class A Stock)*	11,327	16,062,252
Alphabet, Inc. (Class C Stock)*	4,970	7,025,642
Auto Trader Group PLC (United Kingdom), 144A	38,902	254,792
carsales.com Ltd. (Australia)	10,923	135,367
Facebook, Inc. (Class A Stock)*	21,069	4,784,138
Kakaku.com, Inc. (Japan)	9,073	229,627
LINE Corp. (Japan)*	3,137	157,592
Mixi, Inc. (Japan)	4,200	74,101
New Work SE (Germany)	1,302	399,220
REA Group Ltd. (Australia)	2,152	161,213
Rightmove PLC (United Kingdom)	2,039	13,863
Scout24 AG (Germany), 144A	31,414	2,449,550
SEEK Ltd. (Australia)	2,486	37,820
Twitter, Inc.*	1,919	57,167
Z Holdings Corp. (Japan)	453,075	2,212,233

		34,054,577

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	7,084	19,543,480
ASKUL Corp. (Japan)	6,400	204,905
Beenos, Inc. (Japan)	10,000	95,498
boohoo Group PLC (United Kingdom)*	34,081	174,749
Booking Holdings, Inc.*	179	285,029
Delivery Hero SE (Germany), 144A*	916	94,997
Demae-Can Co. Ltd. (Japan)	2,600	37,683
Dustin Group AB (Sweden), 144A	4,416	24,154
eBay, Inc.	85,983	4,509,808
Etsy, Inc.*	28,819	3,061,442
Expedia Group, Inc.	1,073	88,201
HelloFresh SE (Germany)*	1,133	60,741
Just Eat Takeaway.com NV (Netherlands), 144A*	366	38,226
Kogan.com Ltd. (Australia)	11,989	123,293
Mercari, Inc. (Japan)*	606	18,709

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail (continued)
Moneysupermarket.com Group PLC (United Kingdom)	84,493	$340,602
Ocado Group PLC (United Kingdom)*	4,073	102,715
Oisix ra daichi, Inc. (Japan)*	1,900	37,094
On the Beach Group PLC (United Kingdom), 144A	6,544	24,149
Prosus NV (China)*	944	88,045
Rakuten, Inc. (Japan)	4,683	41,346
Takkt AG (Germany)	5,087	52,063
Webjet Ltd. (Australia)	26,282	61,681
Zalando SE (Germany), 144A*	4,142	293,909
zooplus AG (Germany)*	69	11,338
ZOZO, Inc. (Japan)	8,713	193,533

		29,607,390

IT Services — 1.5%
Accenture PLC (Class A Stock)	20,802	4,466,605
Adyen NV (Netherlands), 144A*	77	112,595
Afterpay Ltd. (Australia)*	1,612	68,842
Akamai Technologies, Inc.*	1,666	178,412
Alliance Data Systems Corp.	9,857	444,748
Amadeus IT Group SA (Spain)	1,970	103,044
Atea ASA (Norway)*	1,293	12,482
Atos SE (France)*	3,768	323,344
Automatic Data Processing, Inc.	610	90,823
Bechtle AG (Germany)	822	146,640
Black Knight, Inc.*	1,327	96,287
Booz Allen Hamilton Holding Corp.	2,019	157,058
Broadridge Financial Solutions, Inc.	701	88,459
CACI International, Inc. (Class A Stock)*	766	166,130
CANCOM SE (Germany)	545	29,143
Capgemini SE (France)	1,021	117,830
CGI, Inc. (Canada)*	1,043	65,710
Cognizant Technology Solutions Corp. (Class A Stock)	9,762	554,677
Computacenter PLC (United Kingdom)	2,678	54,509
Devoteam SA (France)	27	2,226
DTS Corp. (Japan)	1,100	22,701
DXC Technology Co.	38,849	641,009
Edenred (France)	1,014	44,246
Fidelity National Information Services, Inc.	26,934	3,611,580
Fiserv, Inc.*	2,778	271,188
FleetCor Technologies, Inc.*	13,408	3,372,514
Fujitsu Ltd. (Japan)	36,235	4,245,260
Future Corp. (Japan)	400	6,390
Gartner, Inc.*	1,070	129,823
Genpact Ltd.	3,341	122,013
Global Payments, Inc.	449	76,159
GMO Payment Gateway, Inc. (Japan)	546	56,899
Ines Corp. (Japan)	8,700	110,309
International Business Machines Corp.	25,181	3,041,109
Itochu Techno-Solutions Corp. (Japan)	2,141	80,643
Jack Henry & Associates, Inc.	1,233	226,909
Kanematsu Electronics Ltd. (Japan)	4,500	160,156
KBR, Inc.	4,036	91,012
Leidos Holdings, Inc.	2,586	242,231
Mastercard, Inc. (Class A Stock)	2,446	723,282

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Megaport Ltd. (Australia)*	3,115	$26,119
Mitsubishi Research Institute, Inc. (Japan)	5,100	203,985
Nexi SpA (Italy), 144A*	2,785	48,422
Nihon Unisys Ltd. (Japan)	700	21,872
Nomura Research Institute Ltd. (Japan)	2,960	80,820
NTT Data Corp. (Japan)	3,584	39,857
Obic Co. Ltd. (Japan)	531	92,938
Okta, Inc.*	3,585	717,825
Otsuka Corp. (Japan)	668	35,211
Paychex, Inc.	737	55,828
PayPal Holdings, Inc.*	37,760	6,578,925
Reply SpA (Italy)	1,088	88,345
Science Applications International Corp.	1,740	135,163
Shopify, Inc. (Canada) (Class A Stock)*	631	599,473
Sopra Steria Group (France)	529	65,778
TIS, Inc. (Japan)	46,097	976,724
Twilio, Inc. (Class A Stock)*	8,158	1,790,028
VeriSign, Inc.*	8,640	1,787,011
Visa, Inc. (Class A Stock)(a)	4,605	889,548
Western Union Co. (The)	5,387	116,467
Wix.com Ltd. (Israel)*	558	142,971
Worldline SA (France), 144A*	685	60,037

		39,108,344

Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	1,888	99,210
BRP, Inc.	1,495	63,657
Brunswick Corp.	2,362	151,191
Callaway Golf Co.	2,561	44,843
Games Workshop Group PLC (United Kingdom)	1,089	108,677
Sankyo Co. Ltd. (Japan)	1,800	43,501
Sega Sammy Holdings, Inc. (Japan)	14,301	171,147
Shimano, Inc. (Japan)	379	72,890
Universal Entertainment Corp. (Japan)*	2,800	54,418
YETI Holdings, Inc.*	2,686	114,773

		924,307

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	1,462	129,197
Bachem Holding AG (Switzerland)	217	57,173
Bio-Rad Laboratories, Inc. (Class A Stock)*	530	239,290
Biotage AB (Sweden)*	6,565	98,196
Charles River Laboratories International, Inc.*	1,279	222,994
EPS Holdings, Inc. (Japan)	300	2,867
Eurofins Scientific SE (Luxembourg)*	1,026	647,455
Gerresheimer AG (Germany)	12,637	1,170,627
Illumina, Inc.*	10,385	3,846,085
IQVIA Holdings, Inc.*	8,049	1,141,992
Lonza Group AG (Switzerland)	8,186	4,338,622
Mettler-Toledo International, Inc.*	279	224,748
PerkinElmer, Inc.	3,561	349,298
PRA Health Sciences, Inc.*	1,947	189,424
QIAGEN NV, (NYSE)*	1,177	50,387
QIAGEN NV, (TRQX)*	1,870	80,395

COMMON STOCKS (continued)	Shares	Value
Life Sciences Tools & Services (continued)
Sartorius Stedim Biotech (France)	5,853	$1,488,602
Siegfried Holding AG (Switzerland)*	330	150,101
Syneos Health, Inc.*	1,858	108,229
Tecan Group AG (Switzerland)	2,675	950,886
Thermo Fisher Scientific, Inc.	1,054	381,906
Waters Corp.*	1,064	191,946

		16,060,420

Machinery — 0.2%
Alstom SA (France)	1,128	52,624
ANDRITZ AG (Austria)*	4,778	174,353
Atlas Copco AB (Sweden) (Class A Stock)	3,071	130,826
Atlas Copco AB (Sweden) (Class B Stock)	3,412	126,208
Caterpillar, Inc.	895	113,217
Colfax Corp.*	3,684	102,784
Cummins, Inc.	582	100,837
Daifuku Co. Ltd. (Japan)	983	86,030
Daiwa Industries Ltd. (Japan)	3,100	25,989
Deere & Co.	346	54,374
Donaldson Co., Inc.	2,028	94,343
Dover Corp.	518	50,018
Ebara Corp. (Japan)	400	9,384
Epiroc AB (Sweden) (Class A Stock)	2,869	35,937
Epiroc AB (Sweden) (Class B Stock)	3,686	45,249
FANUC Corp. (Japan)	200	36,030
Flowserve Corp.	1,127	32,142
Fortive Corp.	631	42,693
GEA Group AG (Germany)	1,317	41,899
Glory Ltd. (Japan)	5,800	131,885
Graco, Inc.	3,671	176,171
Hirata Corp. (Japan)	500	26,220
Hisaka Works Ltd. (Japan)	600	4,147
Hoshizaki Corp. (Japan)	393	33,682
IDEX Corp.	348	54,998
Illinois Tool Works, Inc.	1,237	216,289
IMI PLC (United Kingdom)	12,082	138,017
Ingersoll Rand, Inc.*	4,213	118,470
Interpump Group SpA (Italy)	331	9,865
Interroll Holding AG (Switzerland)	59	119,359
KION Group AG (Germany)	331	20,575
Knorr-Bremse AG (Germany)	1,705	173,236
Komatsu Ltd. (Japan)	1,315	26,916
Kone OYJ (Finland) (Class B Stock)	2,082	143,335
Kubota Corp. (Japan)	1,498	22,373
Kurita Water Industries Ltd. (Japan)	722	20,050
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	6,600	80,274
MINEBEA MITSUMI, Inc. (Japan)	1,014	18,404
MISUMI Group, Inc. (Japan)	6,278	157,167
Mitsubishi Heavy Industries Ltd. (Japan)	5,579	132,342
Miura Co. Ltd. (Japan)	1,008	41,909
Nabtesco Corp. (Japan)	1,094	33,765
Nordson Corp.	930	176,430
Noritake Co. Ltd. (Japan)	4,100	133,819
Organo Corp. (Japan)	2,900	156,680
Otis Worldwide Corp.	425	24,166

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
PACCAR, Inc.	825	$61,751
Parker-Hannifin Corp.	329	60,296
Pentair PLC	1,016	38,598
Rexnord Corp.	4,685	136,568
Sandvik AB (Sweden)*	2,077	39,306
Schindler Holding AG (Switzerland)	319	75,841
Schindler Holding AG (Switzerland), (Part. Cert.)	238	56,655
Shinmaywa Industries Ltd. (Japan)	3,600	33,748
SKF AB (Sweden) (Class B Stock)	1,721	32,286
SMC Corp. (Japan)	247	126,540
Snap-on, Inc.(a)	4,168	577,310
Spirax-Sarco Engineering PLC (United Kingdom)	499	61,883
Stanley Black & Decker, Inc.	170	23,695
Techtronic Industries Co. Ltd. (Hong Kong)	17,326	170,927
THK Co. Ltd. (Japan)	1,030	25,695
Timken Co. (The)	3,553	161,626
Valmet OYJ (Finland)	6,078	159,580
VAT Group AG (Switzerland), 144A	1,420	261,003
Volvo AB (Sweden) (Class B Stock)*	1,569	24,705
Westinghouse Air Brake Technologies Corp.	1,017	58,549
Xylem, Inc.	361	23,451
Yangzijiang Shipbuilding Holdings Ltd. (China)	73,827	49,525
Yaskawa Electric Corp. (Japan)	738	25,712

		6,030,731

Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	112	122,129
AP Moller - Maersk A/S (Denmark) (Class B Stock)	109	128,092
Kuehne + Nagel International AG (Switzerland)*	1,109	185,407
SITC International Holdings Co. Ltd. (China)	10,000	10,679

		446,307

Media — 0.4%
Altice Europe NV (Netherlands)*	6,616	25,777
Cable One, Inc.	74	131,339
Charter Communications, Inc. (Class A Stock)*	2,360	1,203,694
Comcast Corp. (Class A Stock)	85,610	3,337,078
CyberAgent, Inc. (Japan)	3,916	192,099
Dentsu Group, Inc. (Japan)	1,694	40,175
Discovery, Inc. (Class A Stock)*(a)	13,093	276,262
Discovery, Inc. (Class C Stock)*	14,819	285,414
Euromoney Institutional Investor PLC (United Kingdom)	271	2,644
FAN Communications, Inc. (Japan)	2,100	8,728
Fox Corp. (Class A Stock)	5,828	156,307
Fox Corp. (Class B Stock)	7,132	191,423
Hakuhodo DY Holdings, Inc. (Japan)	2,666	31,701
Interpublic Group of Cos., Inc. (The)	11,313	194,131
JCDecaux SA (France)*	1,410	26,274

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Liberty Broadband Corp. (Class C Stock)*	26,113	$3,236,967
News Corp. (Class A Stock)	3,910	46,373
News Corp. (Class B Stock)	3,610	43,139
Nexstar Media Group, Inc. (Class A Stock)	1,294	108,295
Omnicom Group, Inc.(a)	1,652	90,199
Pearson PLC (United Kingdom)	2,787	19,927
Publicis Groupe SA (France)	2,148	69,845
Quebecor, Inc. (Canada) (Class B Stock)	2,307	49,569
Schibsted ASA (Norway) (Class B Stock)*	8,211	192,783
Shaw Communications, Inc. (Canada) (Class B Stock)	2,172	35,421
SKY Perfect JSAT Holdings, Inc. (Japan)	21,800	81,005
WPP PLC (United Kingdom)	5,526	43,351

		10,119,920

Metals & Mining — 0.7%
Agnico Eagle Mines Ltd. (Canada)	1,315	84,202
Aichi Steel Corp. (Japan)	800	22,700
Anglo American PLC (South Africa)	93,876	2,198,209
ArcelorMittal SA (Luxembourg)*	17,346	186,096
Aurubis AG (Germany)	12,931	800,450
B2Gold Corp. (Canada)	13,506	76,802
Barrick Gold Corp. (Canada)	6,159	165,725
Bekaert SA (Belgium)	1,464	28,794
BHP Group Ltd. (Australia)	4,053	100,995
BHP Group PLC (Australia)	198,788	4,105,867
BlueScope Steel Ltd. (Australia)	28,686	233,177
Boliden AB (Sweden)	4,335	99,374
Commercial Metals Co.	2,804	57,202
Constellium SE*	7,594	58,322
Dowa Holdings Co. Ltd. (Japan)	7,600	230,804
Dundee Precious Metals, Inc. (Canada)	26,200	172,531
Evolution Mining Ltd. (Australia)	14,079	55,757
Evraz PLC (Russia)	21,521	77,667
Ferrexpo PLC (Ukraine)	22,882	49,347
Fortescue Metals Group Ltd. (Australia)	251,370	2,426,694
Franco-Nevada Corp. (Canada)	1,006	140,533
Glencore PLC (Australia)*	107,163	229,472
IGO Ltd. (Australia)	49,672	167,094
Kinross Gold Corp. (Canada)*	8,326	60,102
Kirkland Lake Gold Ltd. (Canada)	911	37,511
Mineral Resources Ltd. (Australia)	8,489	125,498
Mitsubishi Materials Corp. (Japan)	20,500	433,550
Newcrest Mining Ltd. (Australia)	917	20,266
Newmont Corp.	3,103	191,579
Nippon Light Metal Holdings Co. Ltd. (Japan)	78,400	137,534
Northern Star Resources Ltd. (Australia)	3,895	36,622
OZ Minerals Ltd. (Australia)	2,579	19,789
Pan American Silver Corp. (Canada)	1,609	48,865
Perseus Mining Ltd. (Australia)*	3,855	3,523
Ramelius Resources Ltd. (Australia)	31,129	43,597

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Regis Resources Ltd. (Australia)	31,325	$113,846
Rio Tinto Ltd. (Australia)	758	51,466
Rio Tinto PLC (Australia)	3,547	201,323
Rio Tinto PLC (Australia), ADR	75,481	4,240,523
Sandfire Resources Ltd. (Australia)	6,052	21,356
Sandstorm Gold Ltd. (Canada)*	7,005	67,388
Sanyo Special Steel Co. Ltd. (Japan)	1,100	9,059
Silver Lake Resources Ltd. (Australia)*	24,634	36,778
South32 Ltd. (Australia)	39,688	56,282
voestalpine AG (Austria)	9,351	201,568
Westgold Resources Ltd. (Australia)*	16,785	24,537
Wheaton Precious Metals Corp. (Brazil)	2,557	112,462
Yamana Gold, Inc. (Canada)	12,316	66,951

		18,129,789

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc. (Class A Stock)	237	5,709
KKR Real Estate Finance Trust, Inc.	2,560	42,445
PennyMac Mortgage Investment Trust	4,235	74,240
Two Harbors Investment Corp.	12,652	63,766

		186,160

Multiline Retail — 0.4%
B&M European Value Retail SA (United Kingdom)	2,870	14,168
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	349	30,242
Dollar General Corp.	21,431	4,082,820
Dollar Tree, Inc.*	1,261	116,869
Dollarama, Inc. (Canada)	3,978	132,326
Europris ASA (Norway), 144A	108,448	526,068
Izumi Co. Ltd. (Japan)	5,400	170,854
Kohl’s Corp.	23,766	493,620
Next PLC (United Kingdom)	3,329	202,293
Nordstrom, Inc.(a)	7,342	113,728
Pan Pacific International Holdings Corp. (Japan)	2,715	59,631
Ryohin Keikaku Co. Ltd. (Japan)	11,914	169,791
Seria Co. Ltd. (Japan)	300	10,678
Target Corp.	37,996	4,556,860
Wesfarmers Ltd. (Australia)	4,882	152,208

		10,832,156

Multi-Utilities — 0.4%
A2A SpA (Italy)	1,279	1,816
AGL Energy Ltd. (Australia)	8,431	99,853
Algonquin Power & Utilities Corp. (Canada)	6,209	80,265
Ameren Corp.	6,179	434,755
Atco Ltd. (Canada) (Class I Stock)	972	28,832
Canadian Utilities Ltd. (Canada) (Class A Stock)	1,152	28,681
CenterPoint Energy, Inc.	10,789	201,431
CMS Energy Corp.	9,886	577,540
Consolidated Edison, Inc.	16,411	1,180,443
Dominion Energy, Inc.	1,699	137,925

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities (continued)
DTE Energy Co.	15,383	$1,653,673
E.ON SE (Germany)	11,820	133,664
Engie SA (France)*	6,734	83,595
National Grid PLC (United Kingdom)	162,931	2,002,748
NiSource, Inc.	1,670	37,976
Public Service Enterprise Group, Inc.	38,556	1,895,413
RWE AG (Germany)	3,971	139,708
Sempra Energy	12,618	1,479,208
Suez SA (France)	8,146	95,830
Veolia Environnement SA (France)	7,245	163,977
WEC Energy Group, Inc.	1,288	112,893

		10,570,226

Oil, Gas & Consumable Fuels — 0.9%
Ampol Ltd. (Australia)	7,514	153,095
Apache Corp.	1,594	21,519
Beach Energy Ltd. (Australia)	899,641	960,335
BP PLC (United Kingdom)	32,940	126,390
Cameco Corp. (Canada)	2,379	24,393
Canadian Natural Resources Ltd. (Canada)	9,180	159,243
Cenovus Energy, Inc. (Canada)	58,277	272,583
Cheniere Energy, Inc.*	93,144	4,500,718
Chevron Corp.	2,068	184,528
CropEnergies AG (Germany)	6,739	68,107
Enbridge, Inc. (Canada)	58,804	1,788,030
ENEOS Holdings, Inc. (Japan)	61,473	218,975
Eni SpA (Italy)	9,986	95,910
EOG Resources, Inc.	66,632	3,375,577
Equinor ASA (Norway)	1,920	27,453
Exxon Mobil Corp.	2,787	124,635
Gaztransport Et Technigaz SA (France)	219	16,800
HollyFrontier Corp.	10,067	293,956
Idemitsu Kosan Co. Ltd. (Japan)	1,062	22,601
Imperial Oil Ltd. (Canada)	12,784	205,659
Inpex Corp. (Japan)	19,509	121,600
Inter Pipeline Ltd. (Canada)	2,063	19,208
Keyera Corp. (Canada)	1,532	23,325
Kinder Morgan, Inc.	49,327	748,291
Koninklijke Vopak NV (Netherlands)	1,778	94,277
Magellan Midstream Partners LP	4,800	207,216
Neste OYJ (Finland)	58,626	2,302,103
OMV AG (Austria)*	6,581	222,725
ONEOK, Inc.	7,578	251,741
Parkland Corp. (Canada)	2,375	58,973
Parsley Energy, Inc. (Class A Stock)	9,737	103,991
Pembina Pipeline Corp. (Canada)	23,568	589,200
Phillips 66	4,664	335,342
Repsol SA (Spain)	14,583	129,067
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	20,109	322,642
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	19,509	297,934
Santos Ltd. (Australia)	574,546	2,122,843
Sugih Energy Tbk PT (Indonesia)*^	660,500	—
Suncor Energy, Inc. (Canada)	4,821	81,285
Targa Resources Corp.	5,337	107,114
TC Energy Corp. (Canada)	35,276	1,507,077
TOTAL SA (France)	6,956	268,813

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Viper Energy Partners LP	2,556	$26,480
Washington H Soul Pattinson & Co. Ltd. (Australia)	1,874	25,432
Williams Cos., Inc. (The)	26,850	510,687
Woodside Petroleum Ltd. (Australia)	5,198	78,508
WPX Energy, Inc.*	13,428	85,671

		23,282,052

Paper & Forest Products — 0.0%
Hokuetsu Corp. (Japan)	1,600	5,673
Mondi PLC (United Kingdom)	1,499	28,233
Stora Enso OYJ (Finland) (Class R Stock)	3,669	44,075
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)*	6,354	75,808
UPM-Kymmene OYJ (Finland)	2,164	62,799

		216,588

Personal Products — 0.1%
Beiersdorf AG (Germany)	1,634	186,041
BellRing Brands, Inc. (Class A Stock)*	3,396	67,716
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,524	287,549
Kao Corp. (Japan)	2,756	218,307
Kobayashi Pharmaceutical Co. Ltd. (Japan)	928	81,616
Kose Corp. (Japan)	1,682	202,940
L’Oreal SA (France)*	1,309	420,981
Pola Orbis Holdings, Inc. (Japan)	12,166	211,590
Rohto Pharmaceutical Co. Ltd. (Japan)	2,600	82,544
Shiseido Co. Ltd. (Japan)	3,734	237,227
Unilever NV (United Kingdom)	6,519	347,886
Unilever PLC (United Kingdom)	5,344	288,363
Unilever PLC (United Kingdom), ADR(a)	10,856	595,777

		3,228,537

Pharmaceuticals — 2.0%
Astellas Pharma, Inc. (Japan)	244,432	4,078,821
AstraZeneca PLC (United Kingdom)	45,720	4,797,818
Bayer AG (Germany)	5,524	411,424
Bristol-Myers Squibb Co.	9,748	573,182
Catalent, Inc.*	3,565	261,315
China Animal Healthcare Ltd. (China)*^	24,000	31
Chugai Pharmaceutical Co. Ltd. (Japan)	34,104	1,825,474
Daiichi Sankyo Co. Ltd. (Japan)	1,358	110,807
Eisai Co. Ltd. (Japan)	1,412	111,921
Elanco Animal Health, Inc.*	109,319	2,344,893
Eli Lilly & Co.	3,419	561,331
Faes Farma SA (Spain)	3,544	14,451
GlaxoSmithKline PLC (United Kingdom)	22,643	460,774
H. Lundbeck A/S (Denmark)	1,127	42,545
Hikma Pharmaceuticals PLC (Jordan)	6,019	165,864
Hisamitsu Pharmaceutical Co., Inc. (Japan)	1,110	59,935
Horizon Therapeutics PLC*	35,848	1,992,432

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Indivior PLC (United Kingdom)*	7,149	$7,352
Ipsen SA (France)	3,974	339,569
Johnson & Johnson	9,057	1,273,686
Kaken Pharmaceutical Co. Ltd. (Japan)	20,300	1,037,186
KYORIN Holdings, Inc. (Japan)	4,900	100,343
Kyowa Kirin Co. Ltd. (Japan)	3,037	79,730
Merck & Co., Inc.	7,645	591,188
Merck KGaA (Germany)	2,175	254,783
Mylan NV*	34,392	553,023
MyoKardia, Inc.*	1,068	103,190
Nippon Shinyaku Co. Ltd. (Japan)	336	27,460
Novartis AG (Switzerland)	75,441	6,604,071
Novo Nordisk A/S (Denmark) (Class B Stock)	11,149	726,787
Ono Pharmaceutical Co. Ltd. (Japan)	73,094	2,129,944
Orion OYJ (Finland) (Class B Stock)	5,740	277,216
Otsuka Holdings Co. Ltd. (Japan)	6,409	279,338
Perrigo Co. PLC	3,197	176,698
Pfizer, Inc.	13,560	443,412
Prestige Consumer Healthcare, Inc.*	2,183	81,994
Recordati SpA (Italy)	1,871	93,701
Roche Holding AG (Switzerland)	7,787	2,682,904
Roche Holding AG-Genusschein (Switzerland)	14,865	5,177,785
Sanofi (France)	6,907	708,023
Santen Pharmaceutical Co. Ltd. (Japan)	2,416	44,427
Sawai Pharmaceutical Co. Ltd. (Japan)	13,300	683,091
Seikagaku Corp. (Japan)	200	2,104
Shionogi & Co. Ltd. (Japan)	31,696	1,984,300
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	5,943	82,293
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	2,037	125,200
Takeda Pharmaceutical Co. Ltd. (Japan)	119,202	4,274,859
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	16,972	209,265
UCB SA (Belgium)	1,273	147,964
United Laboratories International Holdings Ltd. (The) (Hong Kong)	28,000	24,334
Vifor Pharma AG (Switzerland)	707	106,971
Virbac SA (France)*	133	29,236
Zoetis, Inc.	2,226	305,051

		49,581,496

Professional Services — 0.4%
Adecco Group AG (Switzerland)	1,261	59,666
Applus Services SA (Spain)	21,474	166,210
ASGN, Inc.*	2,095	139,695
BayCurrent Consulting, Inc. (Japan)	1,000	83,219
BeNEXT Group, Inc. (Japan)	300	2,633
Bureau Veritas SA (France)*	2,256	47,891
Equifax, Inc.	626	107,597
Experian PLC (United Kingdom)	9,024	317,883
Grace Technology, Inc. (Japan)	200	11,872
IHS Markit Ltd.	25,401	1,917,775
Intertek Group PLC (United Kingdom)	882	59,720
IPH Ltd. (Australia)	17,850	92,370

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
Nielsen Holdings PLC	11,669	$173,401
Nihon M&A Center, Inc. (Japan)	2,273	103,751
Pasona Group, Inc. (Japan)	900	9,986
Persol Holdings Co. Ltd. (Japan)	10,738	147,642
Randstad NV (Netherlands)	4,312	193,788
Recruit Holdings Co. Ltd. (Japan)	8,734	301,013
RELX PLC (United Kingdom)	125,121	2,913,988
Robert Half International, Inc.	6,098	322,157
SGS SA (Switzerland)	76	186,842
Teleperformance (France)*	405	103,275
Thomson Reuters Corp. (Canada)	1,625	110,408
Tinexta SpA (Italy)*	1,236	16,652
TransUnion	16,869	1,468,278
Verisk Analytics, Inc.	678	115,396
Wolters Kluwer NV (Netherlands)	7,288	571,845

		9,744,953

Real Estate Management & Development — 0.1%
Aeon Mall Co. Ltd. (Japan)	6,738	89,384
Allreal Holding AG (Switzerland)	820	163,241
Azrieli Group Ltd. (Israel)	458	20,797
Bayside Land Corp. (Israel)	27	14,020
CapitaLand Ltd. (Singapore)*	10,605	22,305
CBRE Group, Inc. (Class A Stock)*	4,225	191,054
Cedar Woods Properties Ltd. (Australia)	2,893	10,491
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	54,403
City Developments Ltd. (Singapore)	3,026	18,405
CK Asset Holdings Ltd. (Hong Kong)	25,974	155,013
Cushman & Wakefield PLC*	4,091	50,974
Daito Trust Construction Co. Ltd. (Japan)	571	52,459
Deutsche Wohnen SE (Germany)	2,793	125,860
Entra ASA (Norway), 144A	527	6,740
Goldcrest Co. Ltd. (Japan)	5,100	69,781
Hang Lung Properties Ltd. (Hong Kong)	12,494	29,598
Henderson Land Development Co. Ltd. (Hong Kong)	6,497	24,739
Hongkong Land Holdings Ltd. (Hong Kong)	11,438	47,509
Hulic Co. Ltd. (Japan)	4,389	41,226
IMMOFINANZ AG (Austria)*	2,935	50,269
IWG PLC (Switzerland)	3,901	12,820
K Wah International Holdings Ltd. (Hong Kong)	239,000	103,238
LEG Immobilien AG (Germany)*	546	69,628
Lendlease Group (Australia)	2,872	24,814
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	1
Mitsubishi Estate Co. Ltd. (Japan)	1,659	24,634
Nomura Real Estate Holdings, Inc. (Japan)	6,006	111,383
Selvaag Bolig ASA (Norway)	19,552	116,039
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	3,287

COMMON STOCKS (continued)	Shares	Value
Real Estate Management & Development (continued)
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)*	20,522	$10,926
Sino Land Co. Ltd. (Hong Kong)	48,653	61,255
St. Modwen Properties PLC (United Kingdom)	2,340	10,085
Sun Hung Kai Properties Ltd. (Hong Kong)	2,406	30,785
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	10,383	54,970
Swiss Prime Site AG (Switzerland)	1,217	113,224
TAG Immobilien AG (Germany)*	94	2,252
Takara Leben Co. Ltd. (Japan)	1,400	4,679
Tosei Corp. (Japan)	1,100	11,608
UOL Group Ltd. (Singapore)	15,715	76,755
Vonovia SE (Germany)	2,801	172,383
Watkin Jones PLC (United Kingdom)	5,367	10,110
Wheelock & Co. Ltd. (Hong Kong)	4,508	36,262
Wing Tai Holdings Ltd. (Malaysia)	6,100	7,865
Yanlord Land Group Ltd. (Singapore)*	80,300	67,942

		2,375,213

Road & Rail — 0.3%
Aurizon Holdings Ltd. (Australia)	10,450	35,664
Canadian National Railway Co. (Canada)	2,129	188,358
Canadian Pacific Railway Ltd. (Canada)	567	144,222
Central Japan Railway Co. (Japan)	928	143,560
CSX Corp.	537	37,450
East Japan Railway Co. (Japan)	681	47,171
Hamakyorex Co. Ltd. (Japan)	1,100	31,683
Hankyu Hanshin Holdings, Inc. (Japan)	1,840	62,165
Hitachi Transport System Ltd. (Japan)	400	10,686
J.B. Hunt Transport Services, Inc.	787	94,708
Kansas City Southern	548	81,811
Keikyu Corp. (Japan)	1,653	25,303
Keio Corp. (Japan)	419	23,923
Kintetsu Group Holdings Co. Ltd. (Japan)	558	25,047
Knight-Swift Transportation Holdings, Inc.	2,322	96,851
Kyushu Railway Co. (Japan)	1,084	28,129
MTR Corp. Ltd. (Hong Kong)	4,160	21,588
Nagoya Railroad Co. Ltd. (Japan)	1,107	31,230
National Express Group PLC (United Kingdom)	5,751	13,403
Nikkon Holdings Co. Ltd. (Japan)	17,800	354,461
Nippon Express Co. Ltd. (Japan)	616	31,890
Norfolk Southern Corp.	151	26,511
Odakyu Electric Railway Co. Ltd. (Japan)	1,167	28,671
Old Dominion Freight Line, Inc.	2,328	394,805
Saia, Inc.*	253	28,129
Sankyu, Inc. (Japan)	200	7,507
Seibu Holdings, Inc. (Japan)	2,140	23,220
Seino Holdings Co. Ltd. (Japan)	5,100	66,641
Stagecoach Group PLC (United Kingdom)	9,098	6,772

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
Tobu Railway Co. Ltd. (Japan)	1,480	$48,898
Tokyu Corp. (Japan)	2,055	28,905
Union Pacific Corp.	25,930	4,383,985
West Japan Railway Co. (Japan)	477	26,711

		6,600,058

Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.*	7,016	369,112
Advantest Corp. (Japan)	2,701	154,429
ams AG (Austria)*	3,332	49,931
Analog Devices, Inc.	17,292	2,120,691
Applied Materials, Inc.	4,909	296,749
ASM International NV (Netherlands)	27,266	4,232,096
ASML Holding NV (Netherlands)	12,365	4,568,804
BE Semiconductor Industries NV (Netherlands)	2,933	131,521
Broadcom, Inc.	1,294	408,399
Dialog Semiconductor PLC (United Kingdom)*	54,123	2,493,159
Disco Corp. (Japan)	212	51,360
Elmos Semiconductor AG (Germany)	5,357	130,436
Entegris, Inc.	3,777	223,032
Infineon Technologies AG (Germany)	5,029	119,379
Intel Corp.	18,735	1,120,915
KLA Corp.	923	179,505
Lam Research Corp.	10,981	3,551,914
Lasertec Corp. (Japan)	628	59,848
Lattice Semiconductor Corp.*	5,019	142,489
MACOM Technology Solutions Holdings, Inc.*	3,518	120,843
Maxim Integrated Products, Inc.	2,350	142,434
Megachips Corp. (Japan)	4,000	77,676
Microchip Technology, Inc.	1,200	126,372
Micron Technology, Inc.*	3,768	194,127
MKS Instruments, Inc.	1,494	169,181
NVIDIA Corp.	14,896	5,659,139
Qorvo, Inc.*	2,255	249,245
QUALCOMM, Inc.	9,779	891,943
Renesas Electronics Corp. (Japan)*	12,972	66,872
Rohm Co. Ltd. (Japan)	415	27,699
Semtech Corp.*	1,474	76,972
Silergy Corp. (China)	16,000	1,055,878
Siltronic AG (Germany)	177	18,180
Skyworks Solutions, Inc.	1,509	192,941
STMicroelectronics NV (Switzerland)	6,271	171,737
STMicroelectronics NV (Switzerland)	121,463	3,338,958
SUMCO Corp. (Japan)	2,930	45,274
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	63,925	3,629,022
Teradyne, Inc.	1,935	163,527
Texas Instruments, Inc.	3,518	446,681
Tokyo Electron Ltd. (Japan)	9,353	2,308,540
Universal Display Corp.	1,173	175,504
Xilinx, Inc.	1,882	185,170

		39,937,684

Software — 1.8%
Adobe, Inc.*	4,105	1,786,948
Alpha Systems, Inc. (Japan)	300	10,339

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Anaplan, Inc.*	3,652	$165,472
ANSYS, Inc.*	557	162,494
Autodesk, Inc.*	1,369	327,451
Avast PLC (United Kingdom), 144A	3,936	25,934
AVEVA Group PLC (United Kingdom)	686	34,935
Blue Prism Group PLC (United Kingdom)*	821	11,614
Bottomline Technologies DE, Inc.*	1,529	77,627
Bravura Solutions Ltd. (Australia)	3,399	10,687
Cadence Design Systems, Inc.*	3,258	312,638
Check Point Software Technologies Ltd. (Israel)*	462	49,633
Citrix Systems, Inc.	2,566	379,537
Computer Engineering & Consulting Ltd. (Japan)	4,000	63,416
Constellation Software, Inc. (Canada)	413	466,326
Dassault Systemes SE (France)	396	68,613
DocuSign, Inc.*	8,995	1,549,029
Elastic NV*	1,726	159,154
Fortinet, Inc.*	19,833	2,722,476
Fortnox AB (Sweden)	986	27,094
HubSpot, Inc.*	763	171,179
Integrated Research Ltd. (Australia)	11,248	30,033
Intuit, Inc.	13,513	4,002,415
Kinaxis, Inc. (Canada)*	3,600	514,596
Micro Focus International PLC (United Kingdom)	19,760	105,780
Microsoft Corp.	84,083	17,111,731
National Agricultural Holdings Ltd.^	100,000	—
Nemetschek SE (Germany)	3,483	241,705
New Relic, Inc.*	1,534	105,693
Nice Ltd. (Israel)*	363	67,752
Nice Ltd. (Israel), ADR*	464	87,807
NortonLifeLock, Inc.	16,734	331,835
Nuance Communications, Inc.*	7,449	188,497
OBIC Business Consultants Co. Ltd. (Japan)	600	31,886
Open Text Corp. (Canada)	1,294	54,949
Oracle Corp.	7,221	399,105
Oracle Corp. (Japan)	745	88,426
Paycom Software, Inc.*	122	37,787
Paylocity Holding Corp.*	1,270	185,280
Proofpoint, Inc.*	1,293	143,678
RingCentral, Inc. (Class A Stock)*	4,821	1,374,033
Sage Group PLC (The) (United Kingdom)	23,280	194,245
salesforce.com, Inc.*	2,657	497,736
SAP SE (Germany)	4,247	596,870
ServiceNow, Inc.*	12,081	4,893,530
Software AG (Germany)	683	27,696
Synopsys, Inc.*	1,308	255,060
TeamViewer AG (Germany), 144A*	651	35,833
Trend Micro, Inc. (Japan)	1,872	105,265
Workday, Inc. (Class A Stock)*	4,136	774,921
Xero Ltd. (New Zealand)*	18,260	1,150,761
Zendesk, Inc.*	1,243	110,043
Zoom Video Communications, Inc. (Class A Stock)*(a)	5,667	1,436,811

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
Zscaler, Inc.*	11,426	$1,251,147

		45,015,502

Specialty Retail — 0.8%
ABC-Mart, Inc. (Japan)	879	51,431
Advance Auto Parts, Inc.	381	54,273
Alpen Co. Ltd. (Japan)	700	10,842
AutoZone, Inc.*	308	347,461
Best Buy Co., Inc.	3,716	324,295
Burlington Stores, Inc.*	788	155,181
CarMax, Inc.*	324	29,014
Clas Ohlson AB (Sweden) (Class B Stock)	4,664	52,383
DCM Holdings Co. Ltd. (Japan)	16,700	191,282
Dunelm Group PLC (United Kingdom)	3,326	49,172
EDION Corp. (Japan)	1,100	11,148
Fast Retailing Co. Ltd. (Japan)	131	75,042
Five Below, Inc.*	802	85,742
Frasers Group PLC (United Kingdom)*	7,299	27,730
Gap, Inc. (The)	9,006	113,656
Grand Baoxin Auto Group Ltd. (China)*	472,500	71,958
Hennes & Mauritz AB (Sweden) (Class B Stock)	16,327	238,633
Hikari Tsushin, Inc. (Japan)	400	91,217
Home Depot, Inc. (The)	24,502	6,137,996
Industria de Diseno Textil SA (Spain)	10,116	269,109
JD Sports Fashion PLC (United Kingdom)	22,825	176,738
Kingfisher PLC (United Kingdom)	19,644	53,740
Kohnan Shoji Co. Ltd. (Japan)	700	22,012
Komeri Co. Ltd. (Japan)	3,600	92,221
K’s Holdings Corp. (Japan)	13,400	182,356
L Brands, Inc.	7,062	105,718
Lithia Motors, Inc. (Class A Stock)	641	97,003
Lowe’s Cos., Inc.	32,966	4,454,366
Nitori Holdings Co. Ltd. (Japan)	18,880	3,699,870
O’Reilly Automotive, Inc.*	592	249,629
RH*	545	135,650
Ross Stores, Inc.	654	55,747
Shimachu Co. Ltd. (Japan)	55,000	1,527,393
Shimamura Co. Ltd. (Japan)	480	32,439
T-Gaia Corp. (Japan)	700	13,185
Tiffany & Co.	330	40,240
TJX Cos., Inc. (The)	4,584	231,767
Tractor Supply Co.	1,641	216,267
Ulta Beauty, Inc.*	741	150,734
USS Co. Ltd. (Japan)	1,134	18,131
Vroom, Inc.*	926	48,282
Yamada Denki Co. Ltd. (Japan)	114,197	566,282

		20,557,335

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	76,329	27,844,819
Brother Industries Ltd. (Japan)	9,185	165,763
Canon, Inc. (Japan)	2,301	45,629
FUJIFILM Holdings Corp. (Japan)	1,588	67,913
Hewlett Packard Enterprise Co.	3,658	35,592
HP, Inc.	8,147	142,002
Logitech International SA (Switzerland)	3,639	237,924

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
MCJ Co. Ltd. (Japan)	2,500	$19,981
NetApp, Inc.	3,812	169,138
Ricoh Co. Ltd. (Japan)	4,770	34,199
Seagate Technology PLC	3,139	151,959
Seiko Epson Corp. (Japan)	4,041	46,304
Western Digital Corp.	1,073	47,373

		29,008,596

Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)*	1,358	358,839
Burberry Group PLC (United Kingdom)	10,041	200,125
Cie Financiere Richemont SA (Switzerland)	1,171	75,403
Crocs, Inc.*	3,477	128,023
Deckers Outdoor Corp.*	583	114,495
EssilorLuxottica SA (France)*	1,545	199,038
FF Group (Greece)*	5,768	12,055
Fuguiniao Co. Ltd. (China) (Class H Stock)*^	50,000	1
Hermes International (France)	416	349,562
Kering SA (France)	336	183,646
Kurabo Industries Ltd. (Japan)	1,500	31,505
LVMH Moet Hennessy Louis Vuitton SE (France)	1,605	713,733
Moncler SpA (Italy)*	4,376	166,447
NIKE, Inc. (Class B Stock)	43,379	4,253,311
Pandora A/S (Denmark)	3,574	195,445
Puma SE (Germany)*	2,977	231,468
PVH Corp.	3,898	187,299
Ralph Lauren Corp.	1,580	114,582
Swatch Group AG (The) (Switzerland), (SWX)	2,787	109,595
Swatch Group AG (The) (Switzerland), (XEQT)	889	178,350
Tapestry, Inc.	9,150	121,512
Under Armour, Inc. (Class A Stock)*	12,120	118,049
Under Armour, Inc. (Class C Stock)*	13,568	119,941
VF Corp.	2,168	132,118

		8,294,542

Thrifts & Mortgage Finance — 0.0%
Genworth Mortgage Insurance Australia Ltd. (Australia)	17,122	24,640
MGIC Investment Corp.	5,596	45,831
NMI Holdings, Inc. (Class A Stock)*	4,761	76,557
Paragon Banking Group PLC (United Kingdom)	13,013	56,661
Washington Federal, Inc.	2,343	62,886

		266,575

Tobacco — 0.3%
Altria Group, Inc.	2,449	96,123
British American Tobacco PLC (United Kingdom)	12,573	485,210
Imperial Brands PLC (United Kingdom)	107,119	2,048,763
Japan Tobacco, Inc. (Japan)	2,658	49,314
Philip Morris International, Inc.	6,429	450,416

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Tobacco (continued)
Scandinavian Tobacco Group A/S (Denmark), 144A	10,585	$156,805
Swedish Match AB (Sweden)	53,119	3,748,553

		7,035,184

Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	3,671	124,316
Beacon Roofing Supply, Inc.*	3,295	86,889
Brenntag AG (Germany)	3,069	161,880
Bunzl PLC (United Kingdom)	2,128	57,375
Diploma PLC (United Kingdom)	5,047	112,933
Fastenal Co.	6,032	258,411
Ferguson PLC	48,072	3,935,037
Inabata & Co. Ltd. (Japan)	900	10,870
ITOCHU Corp. (Japan)	5,552	119,566
Kamei Corp. (Japan)	1,200	11,351
Marubeni Corp. (Japan)	29,201	132,107
Mitsubishi Corp. (Japan)	8,579	180,436
Mitsui & Co. Ltd. (Japan)	3,173	46,906
MonotaRO Co. Ltd. (Japan)	5,617	224,964
Nagase & Co. Ltd. (Japan)	1,100	13,708
Rexel SA (France)	12,892	147,993
Sumitomo Corp. (Japan)	7,336	83,972
Toyota Tsusho Corp. (Japan)	3,634	92,327
United Rentals, Inc.*	358	53,356
W.W. Grainger, Inc.	703	220,854
Wakita & Co. Ltd. (Japan)	1,700	14,609
Watsco, Inc.	536	95,247

		6,185,107

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A*	3,395	454,931
Atlantia SpA (Italy)*	11,474	185,429
Enav SpA (Italy), 144A	74,202	335,856
Getlink SE (France)*	1,618	23,404
Hamburger Hafen und Logistik AG (Germany)	4,140	70,467
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	92,000	107,676
Kamigumi Co. Ltd. (Japan)	27,920	547,937
Mitsubishi Logistics Corp. (Japan)	2,900	74,918
SIA Engineering Co. Ltd. (Singapore)	2,100	2,992
Transurban Group (Australia)	123,379	1,215,234

		3,018,844

Water Utilities — 0.1%
American Water Works Co., Inc.	9,392	1,208,375
Beijing Enterprises Water Group Ltd. (China)*	464,000	181,553
Severn Trent PLC (United Kingdom)	16,776	515,847
United Utilities Group PLC (United Kingdom)	6,236	70,586

		1,976,361

Wireless Telecommunication Services — 0.3%
Freenet AG (Germany)	3,346	54,053
KDDI Corp. (Japan)	71,933	2,156,914
NTT DOCOMO, Inc. (Japan)	73,998	1,969,405

COMMON STOCKS (continued)	Shares	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc. (Canada) (Class B Stock)	1,100	$44,199
Softbank Corp. (Japan)	125,792	1,602,798
SoftBank Group Corp. (Japan)	2,459	124,352
Tele2 AB (Sweden) (Class B Stock)	3,467	46,150
T-Mobile US, Inc.*	1,794	186,845
Vodafone Group PLC (United Kingdom)	174,739	278,816

		6,463,532

TOTAL COMMON STOCKS (cost $824,285,559)		873,121,791

EXCHANGE-TRADED FUNDS — 0.4%
Energy Select Sector SPDR Fund	137,406	5,200,817
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	83,610	2,532,547
Goldman Sachs ActiveBeta International Equity ETF	47,906	1,273,821

TOTAL EXCHANGE-TRADED FUNDS (cost $8,736,498)		9,007,185

PREFERRED STOCKS — 0.1%
Automobiles — 0.0%
Volkswagen AG (Germany) (PRFC)*	239	36,542

Chemicals — 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	2,852	115,092

Construction Materials — 0.0%
STO SE & Co. KGaA (Germany) (PRFC)	289	32,887

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	248	82,089

Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	10,265	956,875

Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	1,761	41,329

TOTAL PREFERRED STOCKS (cost $1,188,794)		1,264,814

	Units

RIGHTS* — 0.0%
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/07/20	72,922	113,757

Equity Real Estate Investment Trusts (REITs) — 0.0%
CPN Retail Growth Leasehold REIT (Thailand), expiring 12/31/20	12,545	—

Media — 0.0%
Media General, Inc., CVR, expiring 12/31/22^	2,019	—

Technology Hardware, Storage & Peripherals — 0.0%
Legend Holdings Corp. (China)^	7,900	—

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

RIGHTS* (continued)		Units	Value
Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc., expiring 07/27/20		1,794	$301

TOTAL RIGHTS (cost $114,052)			114,058

		Shares

UNAFFILIATED FUNDS** — 3.2%
Goldman Sachs Emerging Markets Equity Insights Fund, (Institutional Shares)		4,368,068	39,137,892
Goldman Sachs High Yield Floating Rate Fund, (Institutional Shares)		3,959,085	34,641,991
Goldman Sachs MLP Energy Infrastructure Fund, (Institutional Shares)		475,226	8,178,646

TOTAL UNAFFILIATED FUNDS (cost $92,078,834)			81,958,529

		Units

WARRANTS* — 0.0%
Building Products — 0.0%
Dynasty Ceramic PCL (Thailand), expiring 05/07/21		93,360	2,054

Independent Power & Renewable Electricity Producers — 0.0%
Super Energy Corp. PCL (Thailand), expiring 08/31/20		105,360	34

Media — 0.0%
VGI Public Media PCL (Thailand), expiring 09/10/22		19,780	499

Real Estate Management & Development — 0.0%
Country Group Development PCL (Thailand), expiring 06/26/21		116,020	225

TOTAL WARRANTS (cost $—)			2,812

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 3.2%
Collateralized Debt Obligations — 0.4%
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.235%(c)	09/15/35	5,000	4,900,089
KREF Ltd.,
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.294%(c)	06/15/36	4,275	4,224,308

			9,124,397

Collateralized Loan Obligations — 2.3%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 0.000%)
2.107%(c)	05/01/26	2,473	2,464,101

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
AGL CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.190%(c)	01/15/33	2,900	$2,838,473
AIMCO CLO (Cayman Islands),
Series 2017-AA, Class A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
2.395%(c)	07/20/29	5,750	5,662,245
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.937%(c)	01/28/31	7,450	7,244,660
Apidos CLO (Cayman Islands),
Series 2015-23A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
2.821%(c)	04/15/33	2,900	2,821,144
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.841%(c)	01/27/28	6,181	6,110,397
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.422%(c)	04/15/33	7,300	7,148,096
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.235%(c)	07/20/31	9,550	9,308,171
Mountain View CLO LLC (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
2.671%(c)	04/14/33	2,500	2,421,918
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
2.109%(c)	04/15/29	2,780	2,717,222
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.730%(c)	04/15/33	4,825	4,713,457
Voya CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
2.365%(c)	07/20/30	2,900	2,854,444
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
2.279%(c)	04/15/31	3,000	2,921,437

			59,225,765

Other — 0.1%
Orec Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.365%(c)	06/15/36	2,550	2,492,398

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (continued)
Ready Capital Mortgage Financing LLC,
Series 2018-FL02, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.035%(c)	06/25/35	87	$86,678

			2,579,076

Student Loans — 0.4%
Access Group, Inc.,
Series 2015-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.885%(c)	07/25/56	1,118	1,092,270
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.985%(c)	02/25/41	710	696,029
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.885%(c)	02/25/39	1,103	1,083,755
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.865%(c)	05/25/39	1,505	1,464,427
Edsouth Indenture No. 10 LLC,
Series 2015-02, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.185%(c)	12/25/56	1,356	1,334,941
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.335%(c)	03/25/66	1,961	1,934,444
Nelnet Student Loan Trust,
Series 2006-01, Class A5, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.470%(c)	08/23/27	285	284,205
Series 2013-05A, Class A, 144A, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.000%)
0.815%(c)	01/25/37	527	500,152
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.637%(c)	10/28/41	1,025	1,007,830
South Carolina Student Loan Corp.,
Series 2014-01, Class A1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.923%(c)	05/01/30	1,731	1,704,045

			11,102,098

TOTAL ASSET-BACKED SECURITIES (cost $83,683,593)			82,031,336

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class D, 144A
3.000%	07/15/49	750	463,225

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bancorp Commercial Mortgage Trust,
Series 2018-CRE04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.950%)
1.085%(c)	09/15/35		1,110	$1,068,054
BBCMS Mortgage Trust,
Series 2017-C01, Class D, 144A
3.674%(cc)	02/15/50		400	260,378
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.713%(cc)	09/10/50		650	585,071
Series 2019-GC44, Class D, 144A
2.500%	08/15/57		450	296,373
Exantas Capital Corp. Ltd. (Cayman Islands),
Series 2018-RSO06, Class A, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.024%(c)	06/15/35		289	285,075
GS Mortgage Securities Trust,
Series 2019-GC42, Class D, 144A
2.800%	09/01/52		450	319,035
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60		300	195,855

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,346,492)				3,473,066

CONVERTIBLE BOND — 0.0%
Commercial Services
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24		400	398,387

(cost $393,853)

CORPORATE BONDS — 12.8%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.450%	11/01/28		675	676,457
5.805%	05/01/50		1,275	1,503,348
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/50		125	161,500
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28		450	502,645
4.030%	10/15/47		25	30,220
5.250%	05/01/50		1,675	2,415,018
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.050%	05/04/47		800	954,075
4.625%	11/16/48		275	356,150

				6,599,413

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.800%	02/14/24	(a)	400	437,728

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Agriculture (continued)
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30		150	$169,900
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.758%	09/06/49		875	980,932
5.282%	04/02/50		75	90,763

				1,679,323

Airlines — 0.1%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
7.375%	01/15/26		1,300	1,257,775

Apparel — 0.0%
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40		275	306,694
3.375%	03/27/50		75	86,305

				392,999

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	(a)	1,075	1,064,249
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25		425	441,637
5.400%	10/02/23		700	757,224
5.950%	04/01/49		75	78,123
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25		550	576,661
Sr. Unsec’d. Notes
5.650%	01/17/29	(a)	225	250,577

				3,168,471

Banks — 2.8%
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26		360	380,524
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.750%(ff)	—	(rr)	220	209,693
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25		150	164,176
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.746%	05/28/25		1,200	1,240,916
3.306%	06/27/29	(a)	600	648,897
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	(a)	1,750	1,854,004
Sr. Unsec’d. Notes, GMTN
2.816%(ff)	07/21/23		1,125	1,168,521
3.593%(ff)	07/21/28		1,175	1,319,728

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		3,750	$4,052,376
4.083%(ff)	03/20/51		1,525	1,892,133
4.125%	01/22/24		450	498,313
Sub. Notes, MTN
4.200%	08/26/24		100	110,948
4.450%	03/03/26		1,225	1,407,151
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26		1,225	1,276,576
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33		200	187,188
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		625	638,777
3.375%	01/09/25		910	983,966
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23		650	688,187
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
4.625%	09/12/28	(a)	900	1,051,920
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24		125	126,680
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.976%(ff)	11/05/30		3,950	4,195,413
3.400%	05/01/26		1,325	1,469,702
Sub. Notes
4.125%	07/25/28		600	677,783
4.600%	03/09/26		675	771,281
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		675	683,801
Credit Bank of Moscow Via CBOM Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
4.700%	01/29/25		260	259,144
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.800%	04/08/22	(a)	600	622,483
2.950%	04/09/25		425	459,480
Sub. Notes, 144A
6.500%	08/08/23		275	301,790
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29		1,400	1,542,650
4.194%(ff)	04/01/31		575	655,102
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26		294	338,157
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.700%	07/13/20		4,625	4,626,332
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25		325	350,966

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
4.950%	03/31/30		200	$239,767
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%(ff)	07/01/26		1,700	1,704,733
4.625%	01/06/26		1,000	1,171,898
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—	(rr)	700	623,873
Jr. Sub. Notes, Series Z, 3 Month LIBOR + 3.800%
4.487%(c)	—	(rr)	2,200	2,070,283
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25	(a)	1,775	1,858,145
2.522%(ff)	04/22/31	(a)	3,150	3,326,949
3.782%(ff)	02/01/28		925	1,045,983
3.882%(ff)	07/24/38		600	708,738
3.960%(ff)	01/29/27	(a)	700	796,461
4.493%(ff)	03/24/31		75	91,436
Sub. Notes
2.956%(ff)	05/13/31	(a)	450	476,890
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.751%	07/18/39	(a)	575	652,801
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24		600	646,734
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24		3,225	3,576,860
5.597%(ff)	03/24/51		2,000	3,017,931
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31		400	457,520
Sub. Notes, MTN
3.950%	04/23/27		675	756,408
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23		3,475	3,548,695
NBK Tier 1 Financing 2 Ltd. (Kuwait),
Gtd. Notes, 144A
4.500%(ff)	—	(rr)	200	190,129
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25		575	625,101
Sub. Notes
3.754%(ff)	11/01/29		200	206,705
Truist Bank,
Sub. Notes
2.250%	03/11/30		700	706,820
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26		2,175	2,247,116
3.000%	10/23/26		1,025	1,115,840
Sr. Unsec’d. Notes, MTN
4.150%	01/24/29		275	323,621
5.013%(ff)	04/04/51		75	103,334
Sub. Notes, GMTN
4.300%	07/22/27		900	1,029,290

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Westpac Banking Corp. (Australia),
Sub. Notes
4.110%(ff)	07/24/34	(a)	1,000	$1,103,635
Yapi ve Kredi Bankasi A/S (Turkey),
Jr. Sub. Notes, EMTN
13.875%(ff)	—	(rr)	220	237,536
Sr. Unsec’d. Notes, EMTN
5.850%	06/21/24		340	328,579

				71,844,569

Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		625	731,141
4.900%	02/01/46		2,400	2,911,095
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	(a)	1,275	1,517,873
4.600%	04/15/48		725	846,777
4.750%	01/23/29	(a)	2,600	3,138,988
4.950%	01/15/42	(a)	550	663,382
5.550%	01/23/49		325	434,559
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.300%	05/15/48	(a)	1,175	1,458,386
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29		800	862,520
3.600%	02/15/28		850	936,911
4.400%	11/15/25		425	490,674
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.800%	05/01/50		925	1,055,621
5.085%	05/25/48		50	66,435
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.625%	03/19/50		425	515,193

				15,629,555

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.493%	02/15/27		1,800	1,831,501
2.722%	02/15/30		1,275	1,277,374

				3,108,875

Chemicals — 0.4%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.050%	05/15/30		275	288,659
2.800%	05/15/50		200	211,833
Bluestar Finance Holdings Ltd. (China),
Gtd. Notes
3.875%(ff)	—	(rr)	1,280	1,276,756

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.375%	06/19/24		360	$373,339
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25		725	833,725
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29		675	710,452
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		400	362,923
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24		350	315,398
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	(a)	775	834,429
3.450%	06/01/27		925	1,034,681
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21		3,595	3,616,951

				9,859,146

Commercial Services — 0.2%
CoStar Group, Inc.,
Gtd. Notes, 144A
2.800%	07/15/30		1,250	1,279,965
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25		600	637,179
3.200%	08/15/29		350	374,697
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29		1,125	1,287,156
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	(a)	1,850	1,913,258

				5,492,255

Computers — 0.3%
Amdocs Ltd.,
Sr. Unsec’d. Notes
2.538%	06/15/30		700	692,808
Apple, Inc.,
Sr. Unsec’d. Notes
2.750%	01/13/25		2,025	2,199,980
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23		200	218,840
8.100%	07/15/36		350	452,970
8.350%	07/15/46		950	1,260,364
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23		1,150	1,256,846
4.650%	10/01/24		675	757,792

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (continued)
6.350%	10/15/45	(a)	1,175	$1,437,062

				8,276,662

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.950%	02/01/22		1,700	1,697,467
6.500%	07/15/25		640	669,774
Air Lease Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/23		650	641,662
3.000%	09/15/23		500	492,888
3.375%	07/01/25		900	899,181
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26		800	807,144
American Express Co.,
Jr. Sub. Notes, Series C, 3 Month LIBOR + 3.285%
3.598%(c)	—	(rr)	725	612,200
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25		1,000	842,231
3.950%	07/01/24		800	700,699
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.300%	10/30/24		450	483,233
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25	(a)	1,025	1,073,183
4.418%	11/15/35		325	329,573
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50		525	544,060
Nasdaq, Inc.,
Sr. Unsec’d. Notes
3.250%	04/28/50		175	183,021
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30		125	131,035

				10,107,351

Electric — 0.6%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50		75	86,917
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23		700	751,130
4.250%	06/15/28		175	197,795
Ameren Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/31		150	168,112
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30		425	433,923
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25		350	382,447

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		352	$507,286
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30		375	438,689
4.250%	10/15/50		50	62,928
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30		1,250	1,384,867
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27		1,125	1,251,786
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26		825	908,754
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22		850	887,275
Sr. Unsec’d. Notes
4.050%	04/15/30		375	433,514
4.700%	04/15/50		575	734,595
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		450	470,671
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30		575	578,202
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42		794	991,229
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24		900	952,517
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		450	444,433
2.500%	02/01/31		825	806,589
3.300%	08/01/40		250	243,575
3.500%	08/01/50	(a)	575	555,854
Sempra Energy,
Jr. Sub. Notes
4.875%(ff)	—	(a)(rr)	930	929,376
Southern California Edison Co.,
First Mortgage, Series A
4.200%	03/01/29		825	953,845
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26		800	889,535

				16,445,844

Energy-Alternate Sources — 0.0%
Greenko Dutch BV (India),
Sr. Sec’d. Notes
4.875%	07/24/22		400	394,890
ReNew Power Synthetic (India),
Sr. Sec’d. Notes
6.670%	03/12/24		200	201,288

				596,178

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,020	$930,803
5.500%	10/31/46		590	516,991
5.500%	07/31/47		200	176,409
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		350	319,393
5.500%	10/31/46		200	175,252
5.500%	07/31/47		370	326,357

				2,445,205

Foods — 0.2%
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
2.375%	03/15/30		375	383,526
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25		400	428,654
3.200%	04/01/30	(a)	725	823,469
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	04/13/23		275	284,789
Sysco Corp.,
Gtd. Notes
6.600%	04/01/40		75	101,448
6.600%	04/01/50		875	1,208,865
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.900%	09/28/23	(a)	975	1,063,538

				4,294,289

Gas — 0.1%
East Ohio Gas Co. (The),
Sr. Unsec’d. Notes, 144A
1.300%	06/15/25		275	276,790
2.000%	06/15/30		250	249,912
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		725	818,287
3.600%	05/01/30		125	142,816

				1,487,805

Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/28		1,050	1,256,199

Healthcare-Products — 0.2%
DENTSPLY SIRONA, Inc.,
Sr. Unsec’d. Notes
3.250%	06/01/30		500	524,290
DH Europe Finance II Sarl,
Gtd. Notes
2.600%	11/15/29		475	505,189
3.250%	11/15/39		650	716,947
Stryker Corp.,
Sr. Unsec’d. Notes
1.950%	06/15/30		1,400	1,407,703

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (continued)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30	750	$808,854

			3,962,983

Healthcare-Services — 0.1%
Centene Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/27	1,650	1,701,637

Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	1,000	1,082,956
4.125%	02/15/24	800	891,907
4.200%	04/01/28	775	879,090
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	650	735,739
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	550	623,337
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/29	900	1,080,847
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	750	846,325
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	1,225	1,231,295
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29	275	291,890

			7,663,386

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37	650	803,648
4.800%	12/05/34	575	782,378
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/25	225	252,658
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30	210	219,753

			2,058,437

Investment Companies — 0.1%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.375%	02/24/30	460	451,338
3.750%	05/29/24	690	708,889
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	364,688
4.875%	11/22/26	200	218,183

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Investment Companies (continued)
5.500%	01/16/25		200	$219,697

				1,962,795

Iron/Steel — 0.0%
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes
5.750%	10/24/23	(d)	250	128,959
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25		250	256,979

				385,938

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.250%	04/09/50		250	279,383

Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50		150	184,285
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.293%	04/05/27	(a)	350	365,470
2.565%	02/15/30		1,250	1,312,387

				1,862,142

Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		531	587,323
4.908%	07/23/25		5,450	6,244,907
Comcast Corp.,
Gtd. Notes
3.300%	02/01/27		939	1,053,258
3.700%	04/15/24		450	499,158
3.750%	04/01/40		100	117,331
4.150%	10/15/28	(a)	550	658,617
4.250%	10/15/30	(a)	725	886,964
4.700%	10/15/48		1,125	1,504,021
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	(a)	525	580,972
4.709%	01/25/29	(a)	450	540,246
5.476%	01/25/39		275	367,457
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41		248	299,553
Walt Disney Co. (The),
Gtd. Notes
4.700%	03/23/50		50	65,337

				13,405,144

Mining — 0.1%
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.250%	05/13/30		275	294,928

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (continued)
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30		1,075	$1,087,781
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.900%	07/15/30		500	498,267

				1,880,976

Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
3.700%	04/15/50		75	89,158
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	(a)	175	182,145
3.450%	05/01/27		150	153,660
3.625%	05/01/30		250	249,731
4.250%	05/01/40		1,100	1,079,695
4.350%	05/01/50	(a)	900	891,034
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		375	420,166

				3,065,589

Multi-National — 0.0%
Debt & Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes
1.000%	10/10/25		200	155,091

Oil & Gas — 0.5%
BP Capital Markets America, Inc.,
Gtd. Notes
4.234%	11/06/28		375	437,450
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		725	708,288
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
5.150%	02/11/26		430	477,222
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26		830	920,652
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	02/25/30		710	707,038
Lukoil Securities BV (Russia),
Gtd. Notes, 144A
3.875%	05/06/30		460	479,727
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24		500	532,050
3.800%	04/01/28		275	291,560
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	(a)	1,850	1,581,511
5.550%	03/15/26		350	318,598
6.450%	09/15/36		475	409,230

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes
6.000%	10/28/22	(d)	2,090	$50,160
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		220	193,189
5.350%	02/12/28		470	394,037
5.625%	01/23/46		70	49,756
6.500%	03/13/27		70	63,857
6.950%	01/28/60		280	215,309
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
4.550%	04/21/50		200	252,895
Phillips 66,
Gtd. Notes
3.700%	04/06/23	(a)	450	482,041
3.850%	04/09/25		125	138,780
3.900%	03/15/28		700	789,187
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.800%	05/15/23		400	417,645
3.100%	05/15/25	(a)	750	801,341
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.700%	04/15/23		950	985,896
2.850%	04/15/25		500	527,411

				12,224,830

Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.875%	11/14/48		25	32,586
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39		2,650	3,094,024
4.250%	11/21/49		2,325	2,810,772
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25		975	1,120,280
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30		1,050	1,114,412
3.700%	06/06/27		1,350	1,507,497
4.669%	06/06/47		675	832,949
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	(a)	625	794,364
4.250%	10/26/49		100	131,695
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23		1,130	1,226,799
Sr. Unsec’d. Notes
2.400%	03/15/30	(a)	875	907,580
3.400%	03/15/50	(a)	2,275	2,451,168
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24		450	478,505
4.250%	04/01/50		1,175	1,413,419

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
4.780%	03/25/38		325	$401,799
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.662%	08/27/21		1,950	2,004,805
5.022%	08/28/23	(a)	550	577,878
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30		175	192,511
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30		1,325	1,323,874
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		1,900	1,942,047
4.450%	08/20/48		25	32,235

				24,391,199

Pipelines — 0.6%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47		710	844,927
Sr. Sec’d. Notes, 144A
4.600%	11/02/47		1,030	1,225,739
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	(a)	825	843,966
4.650%	06/01/21		675	689,093
5.300%	04/15/47		250	246,948
Gtd. Notes, Series 5Y
4.200%	09/15/23		625	664,637
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 2.778%
3.128%(c)	06/01/67	(a)	1,095	854,100
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23		600	604,575
5.500%	07/15/28	(a)	700	667,068
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38		200	199,915
5.500%	02/15/49	(a)	415	459,706
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30		425	418,562
3.850%	10/15/23		900	934,629
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		825	921,331
5.625%	04/15/23		475	519,135
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24		500	533,364
5.400%	10/01/47		450	441,753
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%	02/01/25	(a)	750	713,325
3.950%	06/01/25		950	891,178

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
4.050%(cc)	02/01/30	(a)	475	$456,905
5.300%	03/01/48		200	162,347
5.450%	04/01/44		200	166,727
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22		615	638,462
3.900%	01/15/25		475	518,960
4.000%	09/15/25		825	913,867

				15,531,219

Real Estate — 0.0%
Scenery Journey Ltd. (China),
Gtd. Notes
13.000%	11/06/22		200	194,559
Yuzhou Properties Co. Ltd. (China),
Sr. Sec’d. Notes
7.700%	02/20/25		200	195,486

				390,045

Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31	(a)	575	643,550
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.875%	01/30/31	(a)	350	367,090
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
4.900%	02/15/29		499	557,702
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30		875	875,804
3.375%	05/15/24		550	597,607
Crown Castle International Corp.,
Sr. Unsec’d. Notes
4.150%	07/01/50	(a)	750	855,803
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23		825	903,065
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	07/01/30		600	595,080
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30		575	625,432
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23		1,075	1,113,214
4.750%	12/15/28		775	868,938
Spirit Realty LP,
Gtd. Notes
3.400%	01/15/30		2,375	2,239,014
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25		925	957,938

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28		675	$679,589
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29		650	674,505

				12,554,331

Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	(a)	350	379,835
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.600%	04/20/30		725	732,362
1.750%	04/20/32		725	734,025
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	(a)	412	478,451
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/40		450	584,182
5.125%	04/15/50		475	655,638
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50		125	151,289
4.450%	09/01/48		50	61,720
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50		1,250	1,259,235
Walmart, Inc.,
Sr. Unsec’d. Notes
4.050%	06/29/48		300	393,452

				5,430,189

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30	(a)	725	812,118

Semiconductors — 0.4%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
1.750%	06/01/30	(a)	450	458,843
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.125%	01/15/25	(a)	3,650	3,890,731
3.500%	01/15/28		800	845,958
Broadcom, Inc.,
Gtd. Notes, 144A
2.250%	11/15/23		1,775	1,833,716
3.459%	09/15/26		128	137,404
4.700%	04/15/25	(a)	1,425	1,604,566
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	(a)	525	535,049

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23		225	$246,330
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.400%	05/01/30		375	403,102

				9,955,699

Software — 0.3%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.300%	02/01/30		1,025	1,104,996
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24		900	960,390
3.200%	07/01/26		1,250	1,381,666
3.800%	10/01/23		525	573,499
4.200%	10/01/28		900	1,058,293
Intuit, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/27		375	376,287
1.650%	07/15/30		250	249,606
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40		475	536,641
3.850%	04/01/60		1,225	1,432,070

				7,673,448

Telecommunications — 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27		2,775	2,873,043
2.750%	06/01/31		1,225	1,273,342
3.000%	06/30/22		300	313,510
3.400%	05/15/25	(a)	575	631,034
3.500%	06/01/41		900	942,856
3.600%	07/15/25		800	887,565
3.800%	03/15/22		800	843,918
4.125%	02/17/26		1,000	1,137,089
4.250%	03/01/27		1,245	1,421,703
4.850%	03/01/39		1,500	1,820,282
4.900%	08/15/37		620	741,587
MTN Mauritius Investments Ltd. (South Africa),
Gtd. Notes
4.755%	11/11/24		310	308,878
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
1.500%	02/15/26	(a)	750	749,953
2.050%	02/15/28		1,225	1,224,732
3.500%	04/15/25		750	817,997
3.750%	04/15/27		1,350	1,495,909
3.875%	04/15/30		1,575	1,749,409
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.150%	03/22/30		1,450	1,634,707
3.875%	02/08/29		1,625	1,919,278
4.000%	03/22/50	(a)	1,050	1,337,029

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
4.016%	12/03/29		2,575	$3,074,436
4.812%	03/15/39		550	717,417
4.862%	08/21/46		75	101,654
5.012%	04/15/49		1,007	1,401,590
5.250%	03/16/37		475	644,889
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24		375	410,324

				30,474,131

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.900%	04/01/44	(a)	475	647,477
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30		300	307,412
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50		50	59,392
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
5.300%	04/01/50		825	1,191,166

				2,205,447

TOTAL CORPORATE BONDS (cost $309,411,112)				323,968,071

MUNICIPAL BONDS — 0.4%
California — 0.1%
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39		865	1,533,697

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35		220	250,285
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35		1,105	1,224,970
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33		2,340	2,374,515

				3,849,770

New Hampshire — 0.1%
New Hampshire Higher Education Loan Corp.,
Revenue Bonds, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.841%(c)	10/25/37		2,763	2,690,876

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds
5.175%	11/15/49		1,290	1,499,573

Interest Rate	Maturity Date	Principal Amount (000)#		Value

MUNICIPAL BONDS (continued)
South Carolina — 0.0%
South Carolina Student Loan Corp.,
Revenue Bonds, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.991%(c)	07/25/25		31	$31,072

TOTAL MUNICIPAL BONDS (cost $9,118,036)				9,604,988

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Fannie Mae REMICS,
Series 2007-33, Class HF, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
0.535%(c)	04/25/37		213	213,165
Series 2011-52, Class GB
5.000%	06/25/41		862	994,818
Series 2011-99, Class DB
5.000%	10/25/41		829	949,326
Series 2012-111, Class B
7.000%	10/25/42		123	147,504
Series 2012-153, Class B
7.000%	07/25/42		471	577,437
Freddie Mac REMICS,
Series 2755, Class ZA
5.000%	02/15/34		451	530,663
Series 4246, Class PT
6.500%	02/15/36		183	221,059
Series 4273, Class PD
6.500%	11/15/43		890	1,053,691
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2020-DNA03, Class M2, 144A
—%(p)	06/25/50		1,270	1,270,000
Wells Fargo Mortgage Backed Securities Trust,
Series 2019-03, Class A1, 144A
3.500%(cc)	07/25/49		350	359,957

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,937,258)				6,317,620

SOVEREIGN BONDS — 1.6%
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes, 144A
3.500%	06/16/27	EUR	150	167,713
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		710	581,012
Sr. Unsec’d. Notes, 144A, MTN
8.000%	11/26/29		300	247,773
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.375%	01/15/23	EUR	140	61,523
3.380%	12/31/38	EUR	10	4,220
3.750%	12/31/38		760	297,559
5.000%	01/15/27	EUR	100	42,190
5.250%	01/15/28	EUR	170	71,794
5.875%	01/11/28		100	40,031
6.875%	01/26/27		130	52,325
6.875%	01/11/48		300	116,407
7.500%	04/22/26		300	121,500

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, 144A
5.625%	09/30/31		310	$312,944
7.375%	05/14/30		270	307,237
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		250	241,722
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31		760	788,996
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.125%	04/15/31		320	317,552
4.000%	02/26/24		1,000	1,052,835
4.125%	05/15/51		840	844,386
5.000%	06/15/45		200	225,573
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	320	356,374
Dominican Republic Bond (Dominican Republic),
Bonds
12.000%	03/05/32	DOP	14,800	247,236
Sr. Unsec’d. Notes
10.750%	08/11/28	DOP	9,900	161,428
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.850%	01/27/45		1,210	1,164,582
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.775%(cc)	01/23/28		210	86,673
7.875%	03/27/25		210	92,367
9.625%	06/02/27		1,570	661,773
Sr. Unsec’d. Notes, 144A
7.875%	03/27/25		270	118,758
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A
7.625%	05/29/32		310	302,729
8.875%	05/29/50		390	385,851
Sr. Unsec’d. Notes, 144A, MTN
5.625%	04/16/30	EUR	320	324,579
7.053%	01/15/32		200	189,827
Sr. Unsec’d. Notes, EMTN
4.750%	04/11/25	EUR	100	109,099
5.625%	04/16/30	EUR	500	507,155
6.375%	04/11/31	EUR	200	208,302
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		200	209,575
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes, 144A
6.625%	02/06/31		210	188,403
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		420	397,076
8.950%	03/26/51		240	220,332
Sr. Unsec’d. Notes, 144A
8.750%	03/11/61		220	199,934

Interest Rate	Maturity Date		Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.900%	06/01/30			730	$781,213
6.125%	06/01/50			380	440,037
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24			480	518,487
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.850%	10/15/30			450	500,508
4.450%	04/15/70			560	643,738
6.625%	02/17/37			490	669,714
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50			200	237,890
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
6.625%	03/22/48		EUR	130	132,413
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45			200	244,847
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes, 144A
5.850%	07/07/30			200	200,000
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
8.250%	02/28/48			310	305,275
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.650%	04/22/24	(d)		100	17,592
6.750%	11/29/27	(d)		140	24,236
Sr. Unsec’d. Notes, EMTN
6.850%	05/25/29	(d)		290	50,000
Sr. Unsec’d. Notes, GMTN
6.200%	02/26/25	(d)		240	43,000
6.600%	11/27/26	(d)		20	3,493
6.650%	11/03/28	(d)		320	55,593
6.650%	02/26/30	(d)		600	102,127
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30			430	426,273
3.600%	01/30/25			550	582,461
3.750%	01/11/28			1,290	1,344,259
3.900%	04/27/25			530	567,716
4.500%	01/31/50			310	319,710
4.750%	04/27/32			200	220,421
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, EMTN
5.125%	12/05/22			220	218,488
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
1.500%	11/27/31		EUR	140	146,424
Mozambique International Bond (Mozambique),
Unsec’d. Notes
5.000%	09/15/31			200	169,601
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.875%	02/16/32			200	188,422

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
8.747%	01/21/31		550	$549,922
North Macedonia Government International Bond (Macedonia),
Sr. Unsec’d. Notes, 144A
3.675%	06/03/26	EUR	280	320,356
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.750%	01/17/48		360	311,737
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		200	245,297
Panama Notas del Tesoro (Panama),
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		50	52,332
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		680	753,798
Sr. Unsec’d. Notes, 144A
4.950%	04/28/31		200	222,333
5.600%	03/13/48		430	500,392
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.325%	05/28/25		1,200	1,315,844
4.550%	03/29/26		1,250	1,381,886
Sr. Unsec’d. Notes, 144A
3.800%	06/23/50		200	205,370
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		120	127,949
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.000%	03/14/29		200	230,106
4.500%	04/23/28		910	1,074,005
4.817%	03/14/49		200	264,288
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50		200	248,776
5.103%	04/23/48		1,840	2,512,502
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		200	192,963
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
3.500%	09/01/32		380	370,815
4.750%	03/18/24		210	223,444
Republic of Belarus Ministry of Finance (Belarus),
Sr. Unsec’d. Notes, 144A
5.875%	02/24/26		200	193,903
6.378%	02/24/31		200	192,846
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.875%	04/14/26		560	560,184
5.750%	09/30/49		200	173,646
6.250%	03/08/41		100	97,190
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	140	169,881
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	60	62,791
3.375%	01/28/50	EUR	90	97,931

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Sr. Unsec’d. Notes, EMTN
2.500%	02/08/30	EUR	30	$33,452
2.875%	03/11/29	EUR	90	104,565
3.375%	01/28/50	EUR	80	87,050
4.625%	04/03/49	EUR	280	360,483
Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	20	21,374
Russian Foreign Bond – Eurobond (Russia),
Sr. Unsec’d. Notes
5.100%	03/28/35		200	247,170
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60		260	300,265
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55		200	204,720
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
4.750%	03/13/28	EUR	230	250,986
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.500%	06/26/29	EUR	260	273,729
3.125%	05/15/27	EUR	100	117,597
Sharjah Sukuk Program Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
4.226%	03/14/28		220	237,625
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.750%	04/18/28		620	408,105
Sr. Unsec’d. Notes, 144A
6.350%	06/28/24		880	615,695
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes
5.500%	10/13/21		200	195,935
Trinidad & Tobago Government International Bond (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
4.500%	06/26/30		200	197,253
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.250%	03/13/30		310	278,317
5.750%	05/11/47		340	278,734
6.000%	01/14/41		560	484,064
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
0.000%(cc)	05/31/40		370	341,549
7.750%	09/01/24		1,020	1,064,980
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31		10	11,704
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22		290	154,567

TOTAL SOVEREIGN BONDS (cost $42,195,095)				40,103,689

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.4%
Federal Home Loan Mortgage Corp.
3.000%	05/01/42		85	91,202
3.000%	07/01/42		16	17,285

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	08/01/42		18		$18,859
3.000%	08/01/42		22		23,775
3.000%	08/01/42		107		114,386
3.000%	10/01/42		14		15,238
3.000%	10/01/42		51		53,959
3.000%	12/01/42		15		15,732
3.000%	01/01/43		111		118,926
3.000%	02/01/43		120		128,652
3.000%	02/01/43		319		342,032
3.000%	03/01/43		676		735,171
3.000%	03/01/43		771		838,551
3.000%	06/01/43		616		660,368
4.000%	02/01/41		17		18,996
4.000%	02/01/41		27		29,890
4.500%	08/01/48		3,028		3,391,800
5.000%	04/01/33		21		23,429
5.000%	08/01/33		1		1,132
5.000%	08/01/33		177		202,696
5.000%	09/01/33		—	(r)	555
5.000%	09/01/33		4		4,184
5.000%	10/01/33		1		658
5.000%	04/01/34		1		1,016
5.000%	11/01/34		5		5,439
5.000%	12/01/34		102		116,418
5.000%	12/01/34		165		189,295
5.000%	07/01/35		1		1,005
5.000%	11/01/35		1		1,299
5.000%	04/01/37		134		154,344
5.000%	01/01/39		28		31,453
5.000%	04/01/39		185		211,959
5.000%	07/01/39		18		20,480
Federal National Mortgage Assoc.
2.500%	TBA	(tt)	36,000		37,446,004
2.500%	TBA	(tt)	68,000		70,860,781
3.000%	11/01/42		23		24,526
3.000%	12/01/42		15		16,706
3.000%	12/01/42		17		18,024
3.000%	12/01/42		32		35,348
3.000%	12/01/42		40		44,154
3.000%	12/01/42		41		45,082
3.000%	12/01/42		61		66,507
3.000%	12/01/42		178		190,333
3.000%	12/01/42		706		755,901
3.000%	01/01/43		12		13,135
3.000%	01/01/43		13		14,216
3.000%	01/01/43		16		17,461
3.000%	01/01/43		17		18,209
3.000%	01/01/43		17		18,474
3.000%	01/01/43		17		18,672
3.000%	01/01/43		18		19,883
3.000%	01/01/43		20		21,427
3.000%	01/01/43		29		31,711
3.000%	01/01/43		30		32,330
3.000%	01/01/43		44		48,192
3.000%	01/01/43		59		64,754
3.000%	01/01/43		77		84,317
3.000%	01/01/43		168		183,727
3.000%	03/01/43		15		16,469

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	03/01/43		21	$22,324
3.000%	03/01/43		158	172,461
3.000%	03/01/43		374	407,458
3.000%	03/01/43		1,185	1,291,956
3.000%	04/01/43		41	44,541
3.000%	04/01/43		52	56,514
3.000%	04/01/43		89	97,480
3.000%	04/01/43		166	180,992
3.000%	04/01/43		191	207,922
3.000%	04/01/43		192	209,027
3.000%	04/01/43		1,444	1,574,695
3.000%	05/01/43		71	77,909
3.000%	05/01/43		77	83,631
3.000%	05/01/43		185	201,375
3.000%	05/01/43		348	379,111
3.000%	05/01/43		377	410,933
3.000%	05/01/43		741	808,231
3.000%	03/01/44		776	838,093
4.000%	11/01/45		520	562,837
4.000%	03/01/46		159	171,451
4.000%	03/01/46		196	211,849
4.000%	06/01/46		223	239,053
4.000%	08/01/46		57	60,897
4.000%	10/01/46		63	68,075
4.000%	10/01/46		305	327,307
4.000%	12/01/47		925	1,009,866
4.000%	01/01/48		2,371	2,587,918
4.000%	02/01/48		601	669,002
4.000%	02/01/48		1,525	1,663,183
4.000%	06/01/48		1,483	1,613,870
4.000%	06/01/48		1,579	1,725,277
4.000%	07/01/48		707	759,229
4.000%	07/01/48		722	780,531
4.000%	07/01/48		803	875,415
4.500%	07/01/41		295	317,249
4.500%	12/01/44		189	205,371
4.500%	06/01/45		1,156	1,279,302
4.500%	08/01/45		99	107,205
4.500%	10/01/45		333	363,049
4.500%	11/01/45		175	190,587
4.500%	08/01/46		303	334,408
4.500%	07/01/47		2,278	2,493,388
4.500%	07/01/47		2,724	2,987,994
4.500%	11/01/47		1,187	1,303,091
4.500%	09/01/48		1,491	1,649,974
5.000%	TBA	(tt)	10,000	10,927,344
5.000%	10/01/43		3	3,496
5.000%	05/01/44		264	292,795
5.000%	12/01/44		587	652,987
5.000%	01/01/45		628	697,503
5.000%	05/01/48		14	15,487
5.000%	11/01/48		6,765	7,671,443
5.000%	02/01/49		690	754,014
5.000%	11/01/49		269	293,559
Government National Mortgage Assoc.
2.500%	TBA	(tt)	56,000	58,924,687
4.000%	TBA	(tt)	4,000	4,240,625
4.000%	02/20/41		6	7,046

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	10/20/41		2	$1,693
4.000%	11/20/41		10	10,818
4.000%	04/20/42		5	5,744
4.000%	10/20/42		3	3,340
4.000%	08/20/43		53	58,011
4.000%	03/20/44		5	5,816
4.000%	05/20/44		6	6,976
4.000%	11/20/44		442	480,928
4.000%	05/20/45		46	50,331
4.000%	06/20/45		657	714,769
4.000%	07/20/45		2,210	2,397,603
4.000%	01/20/46		374	404,170
4.000%	02/20/49		5,994	6,364,819
4.500%	TBA	(tt)	44,000	46,970,000
4.500%	02/20/48		2,445	2,652,923
4.500%	05/20/48		3,387	3,653,584
4.500%	09/20/48		6,626	7,136,105
5.000%	07/15/40		172	191,903
5.000%	08/20/48		1,535	1,672,137
5.000%	09/20/48		970	1,056,879
5.000%	10/20/48		5,314	5,811,747
5.000%	11/20/48		7,196	7,841,950
5.000%	12/20/48		7,343	7,976,379
5.000%	03/20/49		6,311	6,853,489
5.000%	05/20/49		2,499	2,714,321
5.500%	11/15/32		22	23,975
5.500%	11/15/32		32	35,735
5.500%	01/15/33		34	37,843
5.500%	02/15/33		67	78,744
5.500%	03/15/33		37	42,966
5.500%	03/15/33		38	42,779
5.500%	07/15/33		36	39,925
5.500%	07/15/33		41	47,208
5.500%	08/15/33		29	32,805
5.500%	09/15/33		17	19,278
5.500%	04/15/34		38	41,707
5.500%	05/15/34		15	16,833
5.500%	09/15/34		43	50,184
5.500%	09/15/34		288	336,349
5.500%	12/15/34		323	377,207
5.500%	01/15/35		239	279,235

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $334,710,851)				340,328,752

U.S. TREASURY OBLIGATIONS — 9.3%
U.S. Treasury Bonds
2.000%	02/15/50	(a)	7,110	8,137,617
2.375%	11/15/49	(a)	8,290	10,230,378
2.500%	02/15/46		1,480	1,832,194
2.500%	05/15/46		4,990	6,186,820
2.750%	11/15/42		790	1,011,447
2.750%	11/15/47		1,100	1,438,250
2.875%	05/15/49		5,110	6,908,081
3.000%	05/15/42		500	665,469
3.000%	05/15/45		5,700	7,650,469
3.000%	05/15/47		4,160	5,667,350
3.000%	02/15/48		1,380	1,888,013
3.000%	02/15/49		4,100	5,656,719

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.125%	05/15/48		800	$1,120,375
3.375%	11/15/48		8,020	11,775,616
3.625%	02/15/44	(a)	9,230	13,507,528
3.750%	11/15/43	(a)	6,630	9,865,233
4.250%	11/15/40		2,940	4,591,453
4.500%	08/15/39		2,580	4,105,425
U.S. Treasury Notes
1.500%	02/15/30	(a)	11,350	12,265,094
1.625%	10/31/26		11,860	12,738,381
2.750%	04/30/23	(a)	39,820	42,713,172
2.875%	04/30/25		21,680	24,371,369
3.125%	11/15/28	(a)	30,680	37,074,862
U.S. Treasury Strips Coupon
2.338%(s)	08/15/40		1,100	836,859
2.413%(s)	08/15/35		3,330	2,821,004

TOTAL U.S. TREASURY OBLIGATIONS (cost $228,344,830)				235,059,178

TOTAL LONG-TERM INVESTMENTS (cost $1,943,544,857)				2,006,754,276

			Shares

SHORT-TERM INVESTMENTS — 33.7%
AFFILIATED MUTUAL FUNDS — 33.5%
PGIM Core Ultra Short Bond Fund(w)			669,181,041	669,181,041
PGIM Institutional Money Market Fund (cost $178,764,226; includes $178,704,730 of cash collateral for securities on loan)(b)(w)			178,767,821	178,767,821

TOTAL AFFILIATED MUTUAL FUNDS (cost $847,945,267)				847,948,862

OPTIONS PURCHASED*~ — 0.2%
(cost $4,078,352)				5,464,362

TOTAL SHORT-TERM INVESTMENTS (cost $852,023,619)				853,413,224

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 112.8% (cost $2,795,568,476)				2,860,167,500

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $2,308,714)				(1,671,044)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 112.7% (cost $2,793,259,762)				2,858,496,456
Liabilities in excess of other assets(z) — (12.7)%				(321,818,682)

NET ASSETS — 100.0%				$2,536,677,774

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

**	Investments are affiliated with the Subadvisor.

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $21,657 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $175,113,552; cash collateral of $178,704,730 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(p)	Interest rate not available as of June 30, 2020.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 208,000,000 is 8.2% of net assets.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts

U.S. Government Agency Obligations	Interest Rate	Maturity Date		Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	TBA	(tt)	07/14/20	(3,000)	$(3,223,359)
Federal National Mortgage Assoc.	4.500%	TBA	(tt)	08/13/20	(7,000)	(7,523,392)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $10,747,344)						$(10,746,751)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
90 Day Euro Dollar Futures	Call	03/15/21	$98.25	365	913		$1,414,375
90 Day Euro Dollar Futures	Call	06/14/21	$98.25	320	800		1,256,000
90 Day Euro Dollar Futures	Call	09/13/21	$98.25	312	780		1,230,450
S&P 500 Index	Put	07/02/20	$2,900.00	20	2		2,200
S&P 500 Index	Put	07/10/20	$2,970.00	19	2		34,656
S&P 500 Index	Put	07/17/20	$3,055.00	18	2		103,320
S&P 500 Index	Put	07/24/20	$3,180.00	17	2		202,249
S&P 500 Index	Put	07/31/20	$2,570.00	1	—	(r)	840
S&P 500 Index	Put	07/31/20	$2,640.00	3	—	(r)	3,186
S&P 500 Index	Put	07/31/20	$2,710.00	8	1		16,992
S&P 500 Index	Put	07/31/20	$2,820.00	5	1		13,915
S&P 500 Index	Put	07/31/20	$2,830.00	10	1		31,920
S&P 500 Index	Put	07/31/20	$2,835.00	9	1		26,190
S&P 500 Index	Put	07/31/20	$2,840.00	6	1		17,850
S&P 500 Index	Put	07/31/20	$2,895.00	4	—	(r)	19,120
S&P 500 Index	Put	07/31/20	$2,965.00	1	—	(r)	5,835
S&P 500 Index	Put	07/31/20	$3,100.00	18	2		165,960
S&P 500 Index	Put	08/07/20	$3,100.00	18	2		181,836
S&P 500 Index	Put	08/31/20	$2,840.00	7	1		44,758
S&P 500 Index	Put	08/31/20	$2,890.00	7	1		50,225
S&P 500 Index	Put	08/31/20	$2,960.00	9	1		79,695

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
S&P 500 Index	Put	08/31/20	$3,050.00	8	1		$100,240
S&P 500 Index	Put	08/31/20	$3,095.00	4	—	(r)	52,440
S&P 500 Index	Put	08/31/20	$3,100.00	2	—	(r)	25,720
S&P 500 Index	Put	08/31/20	$3,175.00	6	1		99,630
S&P 500 Index	Put	09/30/20	$3,045.00	1	—	(r)	14,565
S&P 500 Index	Put	09/30/20	$3,090.00	5	1		80,850
S&P 500 Index	Put	09/30/20	$3,095.00	8	1		130,920
S&P 500 Index	Put	09/30/20	$3,170.00	3	—	(r)	58,425

Total Options Purchased (cost $ 4,078,352)							$5,464,362

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
S&P 500 Index	Call	07/31/20	$2,920.00	2	—	(r)	$(39,638)
S&P 500 Index	Call	07/31/20	$2,990.00	6	1		(100,860)
S&P 500 Index	Call	07/31/20	$3,065.00	10	1		(99,500)
S&P 500 Index	Call	07/31/20	$3,070.00	9	1		(87,552)
S&P 500 Index	Call	07/31/20	$3,075.00	8	1		(82,240)
S&P 500 Index	Call	07/31/20	$3,080.00	4	—	(r)	(34,848)
S&P 500 Index	Call	07/31/20	$3,110.00	10	1		(68,400)
S&P 500 Index	Call	07/31/20	$3,180.00	11	1		(53,130)
S&P 500 Index	Call	07/31/20	$3,275.00	14	1		(20,020)
S&P 500 Index	Call	07/31/20	$3,315.00	20	2		(18,800)
S&P 500 Index	Call	07/31/20	$3,345.00	18	2		(10,350)
S&P 500 Index	Call	07/31/20	$3,410.00	14	1		(4,130)
S&P 500 Index	Call	08/31/20	$3,100.00	5	1		(58,000)
S&P 500 Index	Call	08/31/20	$3,140.00	6	1		(57,510)
S&P 500 Index	Call	08/31/20	$3,225.00	7	1		(38,220)
S&P 500 Index	Call	08/31/20	$3,300.00	7	1		(21,833)
S&P 500 Index	Call	08/31/20	$3,375.00	10	1		(15,900)
S&P 500 Index	Call	08/31/20	$3,400.00	9	1		(13,095)
S&P 500 Index	Call	08/31/20	$3,450.00	8	1		(7,280)
S&P 500 Index	Call	09/30/20	$3,350.00	1	—	(r)	(3,380)
S&P 500 Index	Call	09/30/20	$3,425.00	6	1		(10,620)
S&P 500 Index	Call	09/30/20	$3,440.00	4	—	(r)	(6,400)
S&P 500 Index	Call	09/30/20	$3,490.00	2	—	(r)	(2,620)
S&P 500 Index	Put	07/02/20	$2,700.00	20	2		(500)
S&P 500 Index	Put	07/10/20	$2,810.00	19	2		(9,500)
S&P 500 Index	Put	07/17/20	$2,935.00	18	2		(44,460)
S&P 500 Index	Put	07/24/20	$3,050.00	17	2		(102,408)
S&P 500 Index	Put	07/31/20	$2,075.00	1	—	(r)	(225)
S&P 500 Index	Put	07/31/20	$2,200.00	3	—	(r)	(849)
S&P 500 Index	Put	07/31/20	$2,240.00	8	1		(2,280)
S&P 500 Index	Put	07/31/20	$2,410.00	5	1		(2,750)
S&P 500 Index	Put	07/31/20	$2,460.00	10	1		(5,700)
S&P 500 Index	Put	07/31/20	$2,505.00	9	1		(6,030)
S&P 500 Index	Put	07/31/20	$2,560.00	6	1		(4,944)
S&P 500 Index	Put	07/31/20	$2,650.00	4	—	(r)	(4,452)
S&P 500 Index	Put	07/31/20	$2,770.00	1	—	(r)	(2,485)
S&P 500 Index	Put	07/31/20	$2,950.00	18	2		(85,860)
S&P 500 Index	Put	08/07/20	$2,970.00	18	2		(113,040)
S&P 500 Index	Put	08/31/20	$2,460.00	2	—	(r)	(3,520)
S&P 500 Index	Put	08/31/20	$2,520.00	5	1		(10,750)

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
S&P 500 Index	Put	08/31/20	$2,600.00	7	1		$(22,911)
S&P 500 Index	Put	08/31/20	$2,730.00	9	1		(45,315)
S&P 500 Index	Put	08/31/20	$2,875.00	8	1		(56,240)
S&P 500 Index	Put	08/31/20	$2,910.00	4	—	(r)	(30,480)
S&P 500 Index	Put	08/31/20	$2,935.00	2	—	(r)	(16,454)
S&P 500 Index	Put	08/31/20	$3,005.00	6	1		(65,160)
S&P 500 Index	Put	09/30/20	$2,845.00	1	—	(r)	(9,850)
S&P 500 Index	Put	09/30/20	$2,880.00	5	1		(49,475)
S&P 500 Index	Put	09/30/20	$2,900.00	8	1		(83,760)
S&P 500 Index	Put	09/30/20	$2,975.00	3	—	(r)	(37,320)

Total Options Written (premiums received $ 2,308,714)							$(1,671,044)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day Euro Dollar	Dec. 2020	$249,275	$4,195
306	2 Year U.S. Treasury Notes	Sep. 2020	67,573,407	17,926
179	5 Year U.S. Treasury Notes	Sep. 2020	22,507,852	34,477
397	10 Year U.S. Treasury Notes	Sep. 2020	55,251,235	250,929
144	20 Year U.S. Treasury Bonds	Sep. 2020	25,713,000	689,522
196	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	42,758,625	188,540
65	Amsterdam Index	Jul. 2020	8,172,508	262,351
52	ASX SPI 200 Index	Sep. 2020	5,285,890	90,976
54	CAC40 10 Euro	Jul. 2020	2,980,971	100,322
11	DAX Index	Sep. 2020	3,808,117	160,452
2	Euro STOXX 50 Index	Sep. 2020	72,421	3,177
638	Euro STOXX 50 Index Dividend	Dec. 2021	5,870,535	583,555
183	FTSE 100 Index	Sep. 2020	13,939,782	314,496
8	FTSE/MIB Index	Sep. 2020	866,848	27,580
12	Hang Seng China Enterprises Index	Jul. 2020	1,877,066	(8,294)
23	IBEX 35 Index	Jul. 2020	1,863,048	30,328
241	OMXS30 Index	Jul. 2020	4,309,483	164,941
2,262	S&P 500 E-Mini Index	Sep. 2020	349,501,620	3,737,258
62	S&P/TSX 60 Index	Sep. 2020	8,480,701	146,691
139	TOPIX Index	Sep. 2020	20,063,116	(545,117)

				6,254,305

Short Positions:
2	5 Year Euro-Bobl	Sep. 2020	303,300	(1,171)
197	10 Year U.S. Ultra Treasury Notes	Sep. 2020	31,024,423	(201,768)

				(202,939)

				$6,051,366

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD 6,020	$4,164,799	$4,155,490	$—	$(9,309)

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Australian Dollar (continued),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	201	$138,131	$138,772	$641	$—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	115	80,443	79,443	—	(1,000)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	79	54,175	54,546	371	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	74	51,695	50,774	—	(921)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	72	49,253	49,454	201	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	71	49,214	49,063	—	(151)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	71	49,270	49,063	—	(207)
Brazilian Real,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	896	173,356	164,783	—	(8,573)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	496	92,005	91,254	—	(751)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	468	96,001	86,046	—	(9,955)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	404	75,397	74,313	—	(1,084)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	256	46,000	47,149	1,149	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	251	45,950	46,113	163	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	246	46,058	45,203	—	(855)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	241	47,189	44,317	—	(2,872)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	240	48,143	44,195	—	(3,948)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	233	47,014	42,805	—	(4,209)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	194	37,777	35,707	—	(2,070)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	277	52,319	50,849	—	(1,470)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	245	45,924	44,923	—	(1,001)
British Pound,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	7,230	9,100,676	8,962,756	—	(137,920)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	40	49,771	49,362	—	(409)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	38	48,172	47,344	—	(828)
Canadian Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	8,460	6,254,353	6,232,537	—	(21,816)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	195	143,996	143,432	—	(564)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	193	144,031	142,049	—	(1,982)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	128	96,034	94,254	—	(1,780)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	125	91,846	92,194	348	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	69	51,073	51,089	16	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	61	45,321	45,282	—	(39)
Chilean Peso,
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	71,661	92,971	87,251	—	(5,720)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	39,413	48,409	47,986	—	(423)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	39,332	48,012	47,888	—	(124)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	39,013	48,011	47,500	—	(511)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	38,911	47,990	47,375	—	(615)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	38,309	47,970	46,643	—	(1,327)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	37,714	48,058	45,918	—	(2,140)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	37,677	47,930	45,873	—	(2,057)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	36,847	47,010	44,863	—	(2,147)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	36,100	46,975	43,954	—	(3,021)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	31,636	40,529	38,519	—	(2,010)
Expiring 08/27/20	Morgan Stanley & Co. International PLC	CLP	267,880	326,564	326,401	—	(163)
Chinese Renminbi,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	2,702	379,022	380,464	1,442	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	1,688	237,004	237,713	709	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	1,362	192,026	191,832	—	(194)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	1,351	190,013	190,240	227	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	676	94,984	95,137	153	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	675	94,966	95,124	158	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	618	86,923	87,053	130	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	366	51,520	51,598	78	—

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Chinese Renminbi (continued),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	281	$39,475	$39,530	$55	$—
Colombian Peso,
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	632,507	167,997	168,220	223	—
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	178,175	48,012	47,387	—	(625)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	173,374	45,056	46,110	1,054	—
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	171,762	45,029	45,681	652	—
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	171,744	45,945	45,677	—	(268)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	167,750	45,973	44,615	—	(1,358)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	163,588	41,294	43,507	2,213	—
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	69,100	17,836	18,378	542	—
Danish Krone,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	DKK	9,490	1,432,117	1,433,259	1,142	—
Euro,
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	132	150,205	148,368	—	(1,837)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	99	112,135	111,561	—	(574)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	35	39,310	39,203	—	(107)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	17,140	19,281,934	19,289,879	7,945	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	2,570	2,891,165	2,892,356	1,191	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	1,761	2,004,238	1,981,761	—	(22,477)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	255	288,441	286,970	—	(1,471)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	115	129,627	129,775	148	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	84	95,662	94,579	—	(1,083)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	44	49,435	49,117	—	(318)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	44	50,595	50,079	—	(516)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	43	48,509	48,130	—	(379)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	39	44,019	43,938	—	(81)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	39	43,756	43,652	—	(104)
Hong Kong Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	HKD	14,690	1,892,636	1,894,471	1,835	—
Indian Rupee,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	INR	4,021	52,734	53,129	395	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	INR	3,128	40,903	41,334	431	—
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	4,452	59,062	58,766	—	(296)
Indonesian Rupiah,
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	1,364,326	96,050	93,654	—	(2,396)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	1,155,029	77,256	79,287	2,031	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	663,832	47,040	45,568	—	(1,472)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	649,105	45,551	44,557	—	(994)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	557,193	38,264	38,248	—	(16)
Expiring 08/03/20	Morgan Stanley & Co. International PLC	IDR	698,875	47,958	47,824	—	(134)
Israeli Shekel,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ILS	680	196,117	196,716	599	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ILS	164	47,001	47,407	406	—
Japanese Yen,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	1,757,000	16,185,329	16,289,272	103,943	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	10,264	95,940	95,154	—	(786)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	10,009	93,509	92,795	—	(714)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	9,512	89,263	88,188	—	(1,075)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	8,237	77,013	76,364	—	(649)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	5,476	51,349	50,768	—	(581)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	5,352	49,663	49,623	—	(40)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	4,838	45,380	44,852	—	(528)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	4,771	44,695	44,232	—	(463)
Mexican Peso,
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	5,977	270,374	257,355	—	(13,019)

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Mexican Peso (continued),
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,176	$51,127	$50,629	$—	$(498)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,051	46,982	45,256	—	(1,726)
New Taiwanese Dollar,
Expiring 07/06/20	Morgan Stanley & Co. International PLC	TWD	2,722	91,326	92,650	1,324	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TWD	1,597	54,015	54,517	502	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TWD	1,377	45,958	46,990	1,032	—
New Zealand Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	310	198,776	200,030	1,254	—
Norwegian Krone,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	3,402	366,808	353,562	—	(13,246)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	3,350	353,117	348,142	—	(4,975)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	464	50,152	48,250	—	(1,902)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	459	47,981	47,679	—	(302)
Russian Ruble,
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	22,406	298,014	313,009	14,995	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,345	47,948	46,726	—	(1,222)
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,336	45,960	46,608	648	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,291	47,020	45,978	—	(1,042)
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,280	46,010	45,815	—	(195)
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,199	46,056	44,685	—	(1,371)
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,051	43,958	42,621	—	(1,337)
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	2,985	43,276	41,700	—	(1,576)
Singapore Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SGD	990	709,034	710,544	1,510	—
South African Rand,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	823	48,015	47,053	—	(962)
South Korean Won,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	KRW	116,513	96,027	97,125	1,098	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	KRW	59,701	49,646	49,767	121	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	KRW	57,672	48,069	48,076	7	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	KRW	56,943	47,056	47,469	413	—
Expiring 09/02/20	Morgan Stanley & Co. International PLC	KRW	110,793	91,750	92,372	622	—
Swedish Krona,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	16,725	1,798,711	1,796,579	—	(2,132)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	2,243	242,625	240,899	—	(1,726)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	461	49,646	49,525	—	(121)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	432	46,159	46,360	201	—
Swiss Franc,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	6,100	6,361,734	6,453,246	91,512	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	90	95,940	95,611	—	(329)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	46	48,913	48,694	—	(219)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	46	48,914	48,723	—	(191)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	43	45,430	45,409	—	(21)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	43	45,779	45,785	6	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	43	45,380	45,370	—	(10)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	43	45,158	45,319	161	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	42	44,689	44,541	—	(148)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	41	44,123	43,750	—	(373)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	36	38,398	38,199	—	(199)
Turkish Lira,
Expiring 07/13/20	Morgan Stanley & Co. International PLC	TRY	1,110	160,813	161,435	622	—
Expiring 07/13/20	Morgan Stanley & Co. International PLC	TRY	290	39,623	42,189	2,566	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	328	47,025	46,824	—	(201)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	324	46,986	46,330	—	(656)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	323	46,056	46,130	74	—

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Turkish Lira (continued),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	188	$26,865	$26,825	$—	$(40)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	146	20,628	20,850	222	—

				$82,936,801	$82,861,035	249,481	(325,247)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	128	$86,643	$88,079	$—	$(1,436)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	79	54,680	54,199	481	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	78	53,280	53,538	—	(258)
Brazilian Real,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	1,153	206,343	212,062	—	(5,719)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	360	67,269	66,103	1,166	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	257	50,370	47,225	3,145	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	257	48,064	47,267	797	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	256	48,064	47,075	989	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	248	46,034	45,559	475	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	245	45,975	44,970	1,005	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	241	46,010	44,291	1,719	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	241	46,010	44,251	1,759	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	239	47,189	43,869	3,320	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	238	46,962	43,836	3,126	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	192	37,777	35,377	2,400	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	896	173,162	164,507	8,655	—
British Pound,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	397	503,079	492,492	10,587	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	40	50,190	49,985	205	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	39	48,324	48,041	283	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	39	48,545	48,329	216	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	27	33,558	33,455	103	—
Canadian Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	423	315,806	311,754	4,052	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	63	46,361	46,379	—	(18)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	52	38,512	38,286	226	—
Chilean Peso,
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	267,880	326,345	326,158	187	—
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	37,116	47,962	45,190	2,772	—
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	37,003	46,993	45,054	1,939	—
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	35,969	47,001	43,794	3,207	—
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	34,930	43,618	42,528	1,090	—
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	33,712	43,862	41,045	2,817	—
Expiring 08/27/20	Morgan Stanley & Co. International PLC	CLP	85,829	104,345	104,579	—	(234)
Expiring 08/27/20	Morgan Stanley & Co. International PLC	CLP	42,473	52,153	51,751	402	—
Expiring 08/27/20	Morgan Stanley & Co. International PLC	CLP	39,357	47,958	47,956	2	—
Expiring 08/27/20	Morgan Stanley & Co. International PLC	CLP	37,108	45,952	45,215	737	—
Expiring 08/27/20	Morgan Stanley & Co. International PLC	CLP	37,044	46,020	45,137	883	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	35,475	43,667	43,239	428	—
Chinese Renminbi,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	3,660	513,785	515,440	—	(1,655)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	667	93,696	93,903	—	(207)
Colombian Peso,
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	557,993	137,284	148,402	—	(11,118)

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Colombian Peso (continued),
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	181,153	$48,031	$48,179	$—	$(148)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	180,673	48,031	48,051	—	(20)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	180,039	47,970	47,883	87	—
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	179,915	49,297	47,849	1,448	—
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	174,428	45,944	46,390	—	(446)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	174,021	46,049	46,282	—	(233)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	99,778	27,293	26,537	756	—
Expiring 07/27/20	Morgan Stanley & Co. International PLC	COP	632,507	167,665	167,918	—	(253)
Expiring 07/27/20	Morgan Stanley & Co. International PLC	COP	178,988	47,958	47,518	440	—
Expiring 08/25/20	Morgan Stanley & Co. International PLC	COP	49,696	12,478	13,160	—	(682)
Czech Koruna,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CZK	357	15,267	15,068	199	—
Euro,
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	3,641	3,959,773	4,094,546	—	(134,773)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	276	307,394	310,331	—	(2,937)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	149	168,710	167,402	1,308	—
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	140	154,062	157,440	—	(3,378)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	98	106,959	110,729	—	(3,770)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	91	103,913	102,781	1,132	—
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	29	32,606	32,920	—	(314)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	27	29,953	30,857	—	(904)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	134	152,321	151,124	1,197	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	93	104,354	104,512	—	(158)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	46	52,204	52,108	96	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	45	50,630	50,231	399	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	45	51,276	51,163	113	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	42	47,602	47,234	368	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	39	43,784	43,692	92	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	38	43,012	42,803	209	—
Hungarian Forint,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	HUF	6,930	22,657	21,976	681	—
Indian Rupee,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	INR	7,256	94,987	95,872	—	(885)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	INR	3,664	47,956	48,412	—	(456)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	INR	3,658	48,005	48,330	—	(325)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	4,048	53,138	53,425	—	(287)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	3,576	47,062	47,199	—	(137)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	3,569	47,038	47,106	—	(68)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	3,551	45,216	46,869	—	(1,653)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	3,497	46,010	46,157	—	(147)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	3,145	41,361	41,517	—	(156)
Indonesian Rupiah,
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	1,393,913	92,134	95,685	—	(3,551)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	692,550	47,997	47,540	457	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	685,522	48,050	47,057	993	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	643,551	45,167	44,176	991	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	613,966	40,249	42,145	—	(1,896)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	276,989	18,263	19,014	—	(751)
Israeli Shekel,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ILS	483	138,016	139,720	—	(1,704)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ILS	165	48,012	47,601	411	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ILS	163	47,021	47,096	—	(75)
Japanese Yen,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	10,467	97,596	97,040	556	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	10,338	96,575	95,844	731	—

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Japanese Yen (continued),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	9,922	$92,484	$91,985	$499	$—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	5,093	47,942	47,221	721	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	5,033	46,943	46,665	278	—
Mexican Peso,
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	24,375	1,113,142	1,049,564	63,578	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,121	48,058	48,254	—	(196)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,060	47,959	45,622	2,337	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,032	45,583	44,441	1,142	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	1,019	44,636	43,861	775	—
New Taiwanese Dollar,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	TWD	2,775	94,003	94,670	—	(667)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	TWD	1,527	51,666	52,072	—	(406)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TWD	2,823	94,779	96,373	—	(1,594)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TWD	2,808	94,979	95,836	—	(857)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TWD	1,495	50,885	51,021	—	(136)
Expiring 08/06/20	Morgan Stanley & Co. International PLC	TWD	2,838	95,976	97,111	—	(1,135)
Expiring 08/06/20	Morgan Stanley & Co. International PLC	TWD	2,521	85,964	86,239	—	(275)
Expiring 08/06/20	Morgan Stanley & Co. International PLC	TWD	2,519	85,993	86,184	—	(191)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	1,556	53,138	53,485	—	(347)
New Zealand Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	76	48,805	49,299	—	(494)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	40	26,104	25,797	307	—
Norwegian Krone,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	465	48,050	48,350	—	(300)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	457	47,967	47,474	493	—
Polish Zloty,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PLN	541	138,210	136,892	1,318	—
Russian Ruble,
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	6,665	95,976	93,107	2,869	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,493	50,375	48,794	1,581	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,360	48,054	46,941	1,113	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,348	47,954	46,775	1,179	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,290	46,811	45,955	856	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,286	45,983	45,908	75	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,262	45,052	45,570	—	(518)
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,237	46,024	45,219	805	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	3,000	43,470	41,916	1,554	—
South African Rand,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	821	46,966	46,928	38	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	818	47,006	46,771	235	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	747	44,582	42,710	1,872	—
South Korean Won,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	KRW	61,565	51,197	51,320	—	(123)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	KRW	58,168	48,037	48,489	—	(452)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	KRW	60,333	49,014	50,302	—	(1,288)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	KRW	56,372	45,938	46,999	—	(1,061)
Swedish Krona,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	444	47,952	47,722	230	—
Swiss Franc,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	2,760	2,878,424	2,919,829	—	(41,405)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	415	434,791	439,046	—	(4,255)
Thai Baht,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	THB	6,987	223,098	226,046	—	(2,948)
Turkish Lira,
Expiring 07/13/20	Morgan Stanley & Co. International PLC	TRY	1,013	140,098	147,326	—	(7,228)

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Turkish Lira (continued),
Expiring 07/13/20	Morgan Stanley & Co. International PLC	TRY	500	$68,617	$72,805	$—	$(4,188)
Expiring 07/13/20	Morgan Stanley & Co. International PLC	TRY	455	62,644	66,156	—	(3,512)
Expiring 07/13/20	Morgan Stanley & Co. International PLC	TRY	321	46,941	46,670	271	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TRY	735	102,886	106,768	—	(3,882)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TRY	312	43,987	45,257	—	(1,270)
Expiring 07/27/20	Morgan Stanley & Co. International PLC	TRY	326	47,296	47,222	74	—
Expiring 07/27/20	Morgan Stanley & Co. International PLC	TRY	319	46,000	46,270	—	(270)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	TRY	331	48,005	48,002	3	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	395	55,710	56,401	—	(691)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	329	46,418	46,981	—	(563)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	328	46,941	46,822	119	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	326	45,994	46,524	—	(530)

				$18,697,401	$18,802,776	156,159	(261,534)

						$405,640	$(586,781)

Cross currency exchange contracts outstanding at June 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/16/20	Buy	CAD	64	EUR	42	$36	$—	Morgan Stanley & Co. International PLC
09/16/20	Buy	CAD	109	EUR	71	573	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	CAD	130	EUR	85	215	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	CHF	41	EUR	38	144	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	CHF	45	EUR	42	244	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	38	SEK	397	—	(224)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	39	GBP	35	10	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	40	GBP	37	—	(128)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	40	CHF	43	—	(46)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	41	CHF	44	41	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	42	CAD	64	68	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	42	PLN	186	—	(131)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	42	PLN	187	—	(103)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	42	PLN	187	—	(297)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	43	NOK	462	300	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	44	CHF	47	—	(504)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	46	SEK	484	—	(276)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	66	CAD	102	—	(628)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	85	SEK	893	—	(308)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	37	EUR	40	83	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	39	EUR	43	491	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	39	EUR	44	—	(779)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	39	EUR	44	—	(430)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	39	EUR	44	—	(642)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	40	EUR	45	—	(464)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	40	EUR	45	—	(507)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	41	EUR	45	—	(318)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	41	EUR	45	—	(116)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	41	EUR	46	—	(438)	Morgan Stanley & Co. International PLC
09/16/20	Buy	JPY	5,200	GBP	39	—	(182)	Morgan Stanley & Co. International PLC
09/16/20	Buy	JPY	10,298	AUD	142	—	(2,395)	Morgan Stanley & Co. International PLC
09/16/20	Buy	NOK	429	EUR	39	186	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	NOK	454	SEK	448	—	(932)	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2020 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (continued):
09/16/20	Buy	NOK	462	EUR	44	$—	$(1,172)	Morgan Stanley & Co. International PLC
09/16/20	Buy	PLN	186	EUR	42	—	(73)	Morgan Stanley & Co. International PLC
09/16/20	Buy	PLN	186	EUR	42	—	(136)	Morgan Stanley & Co. International PLC
09/16/20	Buy	PLN	191	EUR	43	—	(7)	Morgan Stanley & Co. International PLC
09/16/20	Buy	SEK	442	EUR	42	241	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	SEK	443	EUR	42	344	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	SEK	443	EUR	42	328	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	SEK	472	EUR	45	452	—	Morgan Stanley & Co. International PLC

						$3,756	$(11,236)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues—Sell Protection(2):
Boeing Co.	06/20/24	1.000	%(Q)	1,300	2.454%	$27,521	$(69,537)	$(97,058)
Federal Republic of Brazil	06/20/24	1.000	%(Q)	1,900	2.220%	(28,160)	(88,129)	(59,969)
General Electric Co.	06/20/24	1.000	%(Q)	2,300	1.550%	(24,566)	(47,947)	(23,381)
General Electric Co.	12/20/24	1.000	%(Q)	1,000	1.668%	(14,270)	(28,355)	(14,085)
Kingdom of Saudi Arabia	06/20/24	1.000	%(Q)	820	0.889%	9,562	3,793	(5,769)
Kingdom of Saudi Arabia	12/20/24	1.000	%(Q)	1,000	0.991%	11,471	659	(10,812)
Republic of Colombia	06/20/24	1.000	%(Q)	2,830	1.287%	(9,859)	(31,009)	(21,150)
Republic of Indonesia	06/20/24	1.000	%(Q)	160	1.061%	877	(339)	(1,216)
Republic of Peru	12/20/24	1.000	%(Q)	1,760	0.833%	29,315	13,462	(15,853)
Republic of Philippines	06/20/24	1.000	%(Q)	1,000	0.508%	21,700	19,722	(1,978)
Russian Federation	12/20/24	1.000	%(Q)	790	1.021%	(16,505)	(537)	15,968
Russian Federation	06/20/25	1.000	%(Q)	120	1.110%	(555)	(612)	(57)

						$6,531	$(228,829)	$(235,360)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.IG.28.1	06/20/22	1.000	%(Q)	23,725	0.845%	$322,643	$78,019	$(244,624)
CDX.NA.IG.33.V1	12/20/24	1.000	%(Q)	85,450	0.726%	190,179	1,049,406	859,227
CDX.NA.IG.34.V1	06/20/25	1.000	%(Q)	97,175	0.757%	696,944	1,176,932	479,988
CDX.NA.IG.34-V1	06/20/23	1.000	%(Q)	21,575	0.635%	274,101	239,153	(34,948)

						$1,483,867	$2,543,510	$1,059,643

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	6,155	01/03/22	5.440%(M)	1 Day BROIS(2)(M)	$8,913	$49,427	$40,514
CNH	14,740	06/17/25	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	17,597	17,003	(594)
EUR	420	09/16/24	(0.250)%(A)	6 Month EURIBOR(1)(S)	(557)	(2,357)	(1,800)
EUR	640	09/16/27	0.000%(A)	6 Month EURIBOR(1)(S)	(12,473)	(14,350)	(1,877)
EUR	1,005	09/16/30	0.250%(A)	6 Month EURIBOR(1)(S)	(44,080)	(47,415)	(3,335)
EUR	160	09/16/40	0.500%(A)	6 Month EURIBOR(1)(S)	(8,889)	(15,410)	(6,521)
EUR	190	09/16/50	0.500%(A)	6 Month EURIBOR(1)(S)	(15,704)	(30,244)	(14,540)
MXN	19,630	09/15/22	4.500%(M)	28 Day Mexican Interbank Rate(2)(M)	(516)	2,669	3,185
MXN	28,590	09/11/25	5.400%(M)	28 Day Mexican Interbank Rate(2)(M)	3,717	30,295	26,578
	28,800	07/25/24	—(3)	—(3)	401	5,012	4,611
	12,150	12/20/28	2.790%(S)	3 Month LIBOR(1)(Q)	(134,761)	(2,295,446)	(2,160,685)
	8,450	05/21/30	0.980%(S)	3 Month LIBOR(2)(Q)	(11,944)	13,390	25,334
	8,470	05/21/35	1.160%(S)	3 Month LIBOR(1)(Q)	20,630	(6,380)	(27,010)
	4,560	04/09/45	0.855%(S)	3 Month LIBOR(1)(Q)	—	39,520	39,520
	4,720	04/10/50	0.845%(S)	3 Month LIBOR(2)(Q)	—	(21,403)	(21,403)

					$(177,666)	$(2,275,689)	$(2,098,023)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

(3)	The Portfolio pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Month LIBOR plus 9.00 bps quarterly.

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Euro Stoxx Supersector Return Index	6 Month EURIBOR-12 bps	(S)	Barclays Bank PLC	10/02/20	EUR	8,437	$3,108	$—	$3,108

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$3,108	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Barclays Bank PLC	$35,044,169	$—
Credit Suisse Securities (USA) LLC	15,379,379	—
Morgan Stanley & Co International	17,706,170	—

Total	$68,129,718	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks	$550,559,286	$322,540,848	$21,657
Exchange-Traded Funds	9,007,185	—	—
Preferred Stocks	—	1,264,814	—
Rights	114,058	—	—
Unaffiliated Funds	81,958,529	—	—
Warrants	2,812	—	—
Asset-Backed Securities
Collateralized Debt Obligations	—	9,124,397	—
Collateralized Loan Obligations	—	59,225,765	—
Other	—	2,579,076	—
Student Loans	—	11,102,098	—
Commercial Mortgage-Backed Securities	—	3,473,066	—
Convertible Bond	—	398,387	—
Corporate Bonds	—	323,968,071	—
Municipal Bonds	—	9,604,988	—
Residential Mortgage-Backed Securities	—	6,317,620	—
Sovereign Bonds	—	40,103,689	—
U.S. Government Agency Obligations	—	340,328,752	—
U.S. Treasury Obligations	—	235,059,178	—
Affiliated Mutual Funds	847,948,862	—	—
Options Purchased	5,464,362	—	—

Total	$1,495,055,094	$1,365,090,749	$21,657

Liabilities
Options Written	$(1,671,044)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$6,807,716	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	405,640	—
OTC Cross Currency Exchange Contracts	—	3,756	—
Centrally Cleared Credit Default Swap Agreements	—	1,355,183	—
Centrally Cleared Interest Rate Swap Agreements	—	139,742	—
OTC Total Return Swap Agreement	—	3,108	—

Total	$6,807,716	$1,907,429	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A207

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities
Forward Commitment Contracts	$—	$(10,746,751)	$—
Futures Contracts	(756,350)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(586,781)	—
OTC Cross Currency Exchange Contracts	—	(11,236)	—
Centrally Cleared Credit Default Swap Agreements	—	(530,900)	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,237,765)	—

Total	$(756,350)	$(14,113,433)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (7.0% represents investments purchased with collateral from securities on loan)	33.5%
U.S. Government Agency Obligations	13.4
U.S. Treasury Obligations	9.3
Banks	4.1
Unaffiliated Funds	3.2
Pharmaceuticals	3.0
Collateralized Loan Obligations	2.3
Software	2.1
Sovereign Bonds	1.6
Semiconductors & Semiconductor Equipment	1.6
IT Services	1.5
Equity Real Estate Investment Trusts (REITs)	1.4
Interactive Media & Services	1.3
Capital Markets	1.3
Telecommunications	1.2
Insurance	1.2
Internet & Direct Marketing Retail	1.2
Technology Hardware, Storage & Peripherals	1.1
Biotechnology	1.0
Food & Staples Retailing	1.0
Health Care Equipment & Supplies	1.0
Beverages	1.0
Chemicals	0.9
Media	0.9
Oil, Gas & Consumable Fuels	0.9
Entertainment	0.9
Specialty Retail	0.8
Household Products	0.8
Metals & Mining	0.7
Aerospace & Defense	0.7
Diversified Financial Services	0.7
Electric	0.6
Life Sciences Tools & Services	0.6
Pipelines	0.6
Electrical Equipment	0.6
Hotels, Restaurants & Leisure	0.5
Health Care Providers & Services	0.5
Real Estate Investment Trusts (REITs)	0.5
Oil & Gas	0.5
Student Loans	0.4

Multiline Retail	0.4%
Multi-Utilities	0.4
Electronic Equipment, Instruments & Components	0.4
Semiconductors	0.4
Professional Services	0.4
Municipal Bonds	0.4
Electric Utilities	0.4
Collateralized Debt Obligations	0.4
Exchange-Traded Funds	0.4
Food Products	0.4
Building Products	0.3
Textiles, Apparel & Luxury Goods	0.3
Computers	0.3
Diversified Telecommunication Services	0.3
Commercial Services & Supplies	0.3
Construction & Engineering	0.3
Tobacco	0.3
Industrial Conglomerates	0.3
Automobiles	0.3
Road & Rail	0.3
Wireless Telecommunication Services	0.3
Trading Companies & Distributors	0.3
Residential Mortgage-Backed Securities	0.2
Machinery	0.2
Commercial Services	0.2
Air Freight & Logistics	0.2
Options Purchased	0.2
Retail	0.2
Consumer Finance	0.2
Containers & Packaging	0.2
Construction Materials	0.2
Foods	0.2
Household Durables	0.2
Healthcare-Products	0.2
Commercial Mortgage-Backed Securities	0.1
Personal Products	0.1
Auto Manufacturers	0.1
Building Materials	0.1
Gas Utilities	0.1
Miscellaneous Manufacturing	0.1
Transportation Infrastructure	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A208

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Other	0.1%
Communications Equipment	0.1
Engineering & Construction	0.1
Real Estate Management & Development	0.1
Airlines	0.1
Transportation	0.1
Internet	0.1
Water Utilities	0.1
Investment Companies	0.1
Mining	0.1
Machinery-Diversified	0.1
Independent Power & Renewable Electricity Producers	0.1
Healthcare-Services	0.1
Agriculture	0.1
Gas	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Hand/Machine Tools	0.0	*
Distributors	0.0	*
Leisure Products	0.0	*

Auto Components	0.0	*%
Savings & Loans	0.0	*
Energy Equipment & Services	0.0	*
Energy-Alternate Sources	0.0	*
Marine	0.0	*
Apparel	0.0	*
Real Estate	0.0	*
Iron/Steel	0.0	*
Machinery-Construction & Mining	0.0	*
Thrifts & Mortgage Finance	0.0	*
Paper & Forest Products	0.0	*
Mortgage Real Estate Investment Trusts (REITs)	0.0	*
Multi-National	0.0	*

	112.8
Options Written	(0.1)
Liabilities in excess of other assets	(12.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$1,355,183	*	Due from/to broker — variation margin swaps	$530,900	*
Equity contracts	Due from/to broker — variation margin futures	5,622,127	*	Due from/to broker — variation margin futures	553,411	*
Equity contracts	Unaffiliated investments	1,680,407		Options written outstanding, at value	1,671,044
Equity contracts	Unrealized appreciation on OTC swap agreements	3,108		—	—
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	3,756		Unrealized depreciation on OTC cross currency exchange contracts	11,236
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	405,640		Unrealized depreciation on OTC forward foreign currency exchange contracts	586,781
Interest rate contracts	Due from/to broker — variation margin futures	1,185,589	*	Due from/to broker — variation margin futures	202,939	*
Interest rate contracts	Due from/to broker — variation margin swaps	139,742	*	Due from/to broker — variation margin swaps	2,237,765	*
Interest rate contracts	Unaffiliated investments	3,900,825		—	—

		$14,296,377			$5,794,076

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A209

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Purchased(1)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$(2,727,181)
Equity contracts	7,176	(4,585,551)	(931,019)	11,916,428	—	(4,007,344)
Foreign exchange contracts	—	—	—	—	799,863	—
Interest rate contracts	—	31,449,648	—	24,680,284	—	(1,465,826)

Total	$7,176	$26,864,097	$(931,019)	$36,596,712	$799,863	$(8,200,351)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Options Purchased(2)	Options Written	Futures	Forward &Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$—	$23,572
Equity contracts	(18,713)	(492)	2,059,458	544,953	1,136,708	—	(1,608,179)
Foreign exchange contracts	—	—	—	—	(34)	(1,009,127)	—
Interest rate contracts	—	—	6,023,099	—	4,344,758	—	(1,814,281)

Total	$(18,713)	$(492)	$8,082,557	$544,953	$5,481,432	$(1,009,127)	$(3,398,888)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$12,291,005	$104,509	$628,345,280	$24,807,546	$125,137,947

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$61,183,435	$7,584,769	$77,430,139	$246,667

Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$159,308,333	$10,681,492

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The

SEE NOTES TO FINANCIAL STATEMENTS.

A210

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$175,113,552	$(175,113,552)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$3,108	$—	$3,108	$(3,108)	$—
Morgan Stanley & Co. International PLC	409,396	(598,017)	(188,621)	—	(188,621)

	$412,504	$(598,017)	$(185,513)	$(3,108)	$(188,621)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A211

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $175,113,552:
Unaffiliated investments (cost $1,947,623,209)	$2,012,218,638
Affiliated investments (cost $847,945,267)	847,948,862
Foreign currency, at value (cost $7,351,707)	7,347,413
Cash	1,838
Receivable for investments sold	179,200,140
Deposit with broker for centrally cleared/exchange-traded derivatives	68,129,718
Dividends and interest receivable	5,854,313
Due from broker-variation margin futures	4,634,299
Tax reclaim receivable	2,093,368
Receivable for Portfolio shares sold	1,347,632
Due from broker-variation margin swaps	476,580
Unrealized appreciation on OTC forward foreign currency exchange contracts	405,640
Receivable from affiliate	5,780
Unrealized appreciation on OTC cross currency exchange contracts	3,756
Unrealized appreciation on OTC swap agreements	3,108
Prepaid expenses	2,868

Total Assets	3,129,673,953

LIABILITIES
Payable for investments purchased	398,067,261
Payable to broker for collateral for securities on loan	178,704,730
Forward commitment contracts, at value (proceeds receivable $10,747,344)	10,746,751
Options written outstanding, at value (proceeds received $2,308,714)	1,671,044
Payable to affiliate	1,003,049
Cash segregated from counterparty—OTC	900,000
Accrued expenses and other liabilities	667,773
Unrealized depreciation on OTC forward foreign currency exchange contracts	586,781
Management fee payable	533,917
Distribution fee payable	103,242
Unrealized depreciation on OTC cross currency exchange contracts	11,236
Affiliated transfer agent fee payable	378
Payable for Portfolio shares repurchased	17

Total Liabilities	592,996,179

NET ASSETS	$2,536,677,774

Net assets were comprised of:
Partners’ Equity	$2,536,677,774

Net asset value and redemption price per share, $2,536,677,774 / 172,648,340 outstanding shares of beneficial interest	$14.69

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS) INCOME
Interest income (net of $158 foreign withholding tax)	$12,157,470
Unaffiliated dividend income (net of $453,009 foreign withholding tax, of which $84,707 is reimbursable by an affiliate)	7,601,021
Affiliated dividend income	3,198,464
Income from securities lending, net (including affiliated income of $132,807)	143,489

Total income	23,100,444

EXPENSES
Management fee	8,996,262
Distribution fee	2,963,185
Custodian and accounting fees	445,680
Audit fee	30,731
Trustees’ fees	20,984
Shareholders’ reports	14,534
Legal fees and expenses	10,390
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	46,508

Total expenses	12,531,734
Less: Fee waiver and/or expense reimbursement	(1,803,948)

Net expenses	10,727,786

NET INVESTMENT INCOME (LOSS)	12,372,658

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(35,916)) (net of foreign capital gains taxes $(224))	(150,907,296)
Futures transactions	36,596,712
Forward and cross currency contract transactions	799,863
Options written transactions	(931,019)
Swap agreements transactions	(8,200,351)
Foreign currency transactions	(572,448)

(123,214,539)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $457)	(62,612,064)
Futures	5,481,432
Forward and cross currency contracts	(1,009,127)
Options written	544,953
Swap agreements	(3,398,888)
Foreign currencies	(422,285)

(61,415,979)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(184,630,518)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(172,257,860)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,372,658	$54,180,891
Net realized gain (loss) on investment and foreign currency transactions	(123,214,539)	136,325,123
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(61,415,979)	212,444,448

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(172,257,860)	402,950,462

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [97,475,320 and 20,771,056 shares, respectively]	1,317,375,333	288,426,604
Portfolio shares repurchased [114,217,414 and 12,893,084 shares, respectively]	(1,504,058,242)	(185,968,783)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(186,682,909)	102,457,821

CAPITAL CONTRIBUTIONS	—	18,758

TOTAL INCREASE (DECREASE)	(358,940,769)	505,427,041
NET ASSETS:
Beginning of period	2,895,618,543	2,390,191,502

End of period	$2,536,677,774	$2,895,618,543

SEE NOTES TO FINANCIAL STATEMENTS.

A212

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 88.8%
COMMON STOCKS — 48.8%	Shares	Value
Argentina — 0.2%
MercadoLibre, Inc.*	5,591	$5,511,440

Australia — 0.4%
AngloGold Ashanti Ltd., ADR	5,324	157,005
BHP Group Ltd.	83,826	2,088,827
Commonwealth Bank of Australia	25,134	1,213,330
Rio Tinto PLC	126,290	7,168,040

		10,627,202

Austria — 0.2%
ams AG*	15,832	237,246
BAWAG Group AG, 144A*	13,471	467,206
Erste Group Bank AG*	136,955	3,241,607
OMV AG*	23,286	788,082
Wienerberger AG	13,264	289,942

		5,024,083

Belgium — 0.1%
KBC Group NV	19,787	1,143,692
UCB SA	3,017	350,673

		1,494,365

Brazil — 0.3%
Ambev SA	94,088	247,067
Ambev SA, ADR(a)	377,002	995,285
Atacadao SA	33,354	122,729
B3 SA — Brasil Bolsa Balcao	186,470	1,909,585
Banco do Brasil SA	14,163	83,992
CVC Brasil Operadora e Agencia de Viagens SA	9,488	31,754
Equatorial Energia SA	15,381	65,986
Hapvida Participacoes e Investimentos SA, 144A	7,865	90,971
Itau Unibanco Holding SA, ADR	381,507	1,789,268
Localiza Rent a Car SA	22,060	166,482
Lojas Renner SA	53,570	415,214
Raia Drogasil SA	52,166	1,071,120
TIM Participacoes SA, ADR	15,148	196,015
Vale SA, ADR(a)	58,330	601,382
WEG SA	97,290	918,674

		8,705,524

Canada — 0.1%
Advanz Pharma Corp. Ltd.*(a)	499	1,522
Canadian Pacific Railway Ltd.	4,260	1,087,748
Fairfax Financial Holdings Ltd.(a)	1,474	455,230
Fairfax Financial Holdings Ltd.	2,334	721,089

		2,265,589

Chile — 0.0%
Banco Santander Chile, ADR(a)	42,085	690,194
Cencosud SA	46,596	65,237
Cia Cervecerias Unidas SA, ADR	3,805	54,487

		809,918

China — 2.8%
51job, Inc., ADR*	2,435	174,809

COMMON STOCKS (continued)	Shares	Value
China (continued)
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	18,000	$110,753
Alibaba Group Holding Ltd., ADR*(u)	73,926	15,945,838
ANTA Sports Products Ltd.	10,000	89,105
Baidu, Inc., ADR*	3,848	461,337
Bank of China Ltd. (Class H Stock)*	1,162,000	430,744
Baoshan Iron & Steel Co. Ltd. (Class A Stock)	331,200	214,174
BeiGene Ltd., ADR*	437	82,331
Beijing Enterprises Holdings Ltd.	19,000	63,727
BOE Technology Group Co. Ltd. (Class A Stock)*	354,700	235,220
Budweiser Brewing Co. APAC Ltd., 144A	722,400	2,114,234
CGN Power Co. Ltd. (Class H Stock), 144A	713,000	147,387
China Conch Venture Holdings Ltd.	46,000	195,191
China Construction Bank Corp. (Class H Stock)	1,717,000	1,393,341
China Gas Holdings Ltd.	91,200	281,154
China Lesso Group Holdings Ltd.	99,000	129,282
China Life Insurance Co. Ltd. (Class H Stock)*	200,000	401,698
China Merchants Bank Co. Ltd. (Class H Stock)	130,500	602,342
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (Class A Stock)	92,000	214,266
China Mobile Ltd.	105,000	712,676
China Molybdenum Co. Ltd. (Class H Stock)	402,000	131,683
China Oilfield Services Ltd. (Class H Stock)	184,000	166,093
China Overseas Land & Investment Ltd.	122,000	370,301
China Pacific Insurance Group Co. Ltd. (Class H Stock)	73,000	195,508
China Petroleum & Chemical Corp. (Class H Stock)	360,000	149,694
China Resources Land Ltd.	86,000	325,850
China Shenhua Energy Co. Ltd. (Class H Stock)	143,000	223,592
China State Construction International Holdings Ltd.	178,000	104,331
China Unicom Hong Kong Ltd.	280,000	152,430
China Vanke Co. Ltd. (Class H Stock)	76,800	243,091
China Yangtze Power Co. Ltd. (Class A Stock)	85,900	230,263
CNOOC Ltd.	426,000	471,159
Country Garden Holdings Co. Ltd.	144,000	177,579
Country Garden Services Holdings Co. Ltd.	43,000	201,095
CSPC Pharmaceutical Group Ltd.	146,400	278,261
Dongfeng Motor Group Co. Ltd. (Class H Stock)	266,000	159,715
ENN Energy Holdings Ltd.	22,300	250,144
Far East Horizon Ltd.	86,000	73,097
Foshan Haitian Flavouring & Food Co. Ltd. (Class A Stock)	90,900	1,603,243

SEE NOTES TO FINANCIAL STATEMENTS.

A213

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
China (continued)
Fosun International Ltd.	82,000	$104,785
GDS Holdings Ltd., ADR*(a)	2,401	191,264
Geely Automobile Holdings Ltd.	117,000	184,754
Hangzhou Robam Appliances Co. Ltd. (Class A Stock)	42,730	188,718
Huazhu Group Ltd., ADR(a)	18,582	651,299
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,025,000	622,440
Inner Mongolia Yili Industrial Group Co. Ltd. (Class A Stock)	23,201	102,274
Innovent Biologics, Inc., 144A*	53,000	396,299
JD.com, Inc., ADR*	96,756	5,822,776
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	21,476	281,316
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (Class A Stock)	13,350	198,790
Jointown Pharmaceutical Group Co. Ltd. (Class A Stock)*	41,400	109,058
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. (Class A Stock)	17,420	144,332
Kingdee International Software Group Co. Ltd.*	147,000	345,231
Kingsoft Corp. Ltd.	61,000	285,962
Kunlun Energy Co. Ltd.	198,000	129,439
Kweichow Moutai Co. Ltd. (Class A Stock)	13,132	2,719,591
Laobaixing Pharmacy Chain JSC (Class A Stock)	15,400	218,228
Longfor Group Holdings Ltd., 144A	69,000	329,218
Meituan Dianping (Class B Stock)*	43,400	968,387
Midea Group Co. Ltd. (Class A Stock)	208,100	1,765,893
NARI Technology Co. Ltd. (Class A Stock)	54,000	155,599
NetEase, Inc., ADR	4,343	1,864,797
New Oriental Education & Technology Group, Inc., ADR*	3,753	488,753
PICC Property & Casualty Co. Ltd. (Class H Stock)	244,000	202,168
Ping An Bank Co. Ltd. (Class A Stock)	123,100	223,011
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	714,000	7,167,927
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	117,200	245,201
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	437,000	250,427
Prosus NV*	12,992	1,211,742
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	3,200	138,947
Shenzhou International Group Holdings Ltd.	24,200	293,603
Silergy Corp.	3,000	197,977
Sinopharm Group Co. Ltd. (Class H Stock)	46,000	118,280
Sunny Optical Technology Group Co. Ltd.	22,700	364,730
Suofeiya Home Collection Co. Ltd. (Class A Stock)	96,100	329,012
Tencent Holdings Ltd.	280,800	18,106,418

COMMON STOCKS (continued)	Shares	Value
China (continued)
Trip.com Group Ltd., ADR*	8,871	$229,936
Vipshop Holdings Ltd., ADR*	11,085	220,702
Weifu High-Technology Group Co. Ltd. (Class A Stock)	28,600	83,892
WuXi AppTec Co. Ltd. (Class H Stock), 144A	8,520	111,784
Wuxi Biologics Cayman, Inc., 144A*	26,500	487,380
Xinyangfeng Agricultural Technology Co. Ltd. (Class A Stock)	109,500	137,212
Yum China Holdings, Inc.(a)	41,256	1,983,176
Zai Lab Ltd., ADR*	1,881	154,487
Zhejiang Chint Electrics Co. Ltd. (Class A Stock)	37,199	139,014
Zhejiang Expressway Co. Ltd. (Class H Stock)	118,000	83,772

		80,256,739

Colombia — 0.0%
Ecopetrol SA, ADR(a)	15,139	168,497

Czech Republic — 0.0%
Komercni banka A/S*	5,102	119,078
Moneta Money Bank A/S, 144A	44,118	100,096

		219,174

Denmark — 0.4%
Carlsberg A/S (Class B Stock)	27,702	3,677,897
Novo Nordisk A/S (Class B Stock)	76,117	4,961,954
Orsted A/S, 144A	19,709	2,290,036
Royal Unibrew A/S*	3,523	294,499

		11,224,386

Finland — 0.1%
Kone OYJ (Class B Stock)	39,515	2,720,398
Neste OYJ	23,115	907,671

		3,628,069

France — 1.5%
Accor SA*	20,981	574,255
Airbus SE*	29,782	2,133,630
Alstom SA	36,559	1,705,578
Atos SE*	5,535	474,977
AXA SA*	51,873	1,094,456
BNP Paribas SA*	15,642	625,386
Capgemini SE	31,094	3,588,452
Credit Agricole SA*	39,176	375,947
Eiffage SA*	4,838	444,051
Kering SA	1,361	743,877
Legrand SA	14,755	1,128,170
L’Oreal SA*	4,751	1,527,946
LVMH Moet Hennessy Louis Vuitton SE	12,594	5,600,468
Orange SA	72,330	866,774
Pernod Ricard SA	7,120	1,123,824
Peugeot SA*	30,329	497,734
Publicis Groupe SA	10,192	331,405
Safran SA*	49,161	4,953,808
Sanofi	14,288	1,464,635
Schneider Electric SE	67,020	7,500,883

SEE NOTES TO FINANCIAL STATEMENTS.

A214

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
France (continued)
TOTAL SA	56,797	$2,194,904
Vinci SA(a)	26,360	2,434,182

		41,385,342

Germany — 0.8%
adidas AG*	15,310	4,045,529
Allianz SE	30,232	6,210,830
Bayer AG	10,475	780,171
Delivery Hero SE, 144A*	5,259	545,402
Deutsche Boerse AG	7,143	1,297,962
Deutsche Post AG*	23,206	855,434
Deutsche Telekom AG	52,134	881,951
DWS Group GmbH & Co. KGaA, 144A*	10,947	400,366
GEA Group AG	20,952	666,565
HelloFresh SE*	15,802	847,154
Medios AG*	6,310	273,419
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,590	1,197,088
SAP SE	16,732	2,351,502
Symrise AG	9,859	1,148,711
TeamViewer AG, 144A*	8,573	471,884
Vonovia SE	19,892	1,224,224
Zalando SE, 144A*	7,369	522,891

		23,721,083

Greece — 0.0%
OPAP SA	15,000	142,737

Hong Kong — 0.5%
AIA Group Ltd.	796,400	7,444,790
Hong Kong Exchanges & Clearing Ltd.	85,500	3,657,602
Hutchison China MediTech Ltd., ADR*	4,113	113,437
Jardine Matheson Holdings Ltd.	16,700	699,912
Sino Biopharmaceutical Ltd.	53,000	100,204
Techtronic Industries Co. Ltd.	189,000	1,864,554

		13,880,499

Hungary — 0.0%
OTP Bank Nyrt*	8,479	298,123
Richter Gedeon Nyrt	3,701	76,548

		374,671

India — 0.7%
Ashok Leyland Ltd.	139,788	86,388
Axis Bank Ltd.	54,266	290,856
Britannia Industries Ltd.	1,908	90,944
Container Corp. Of India Ltd.	17,999	99,561
Dr. Reddy’s Laboratories Ltd., ADR	2,549	135,122
Eicher Motors Ltd.	411	99,785
HCL Technologies Ltd.	17,050	125,987
HDFC Bank Ltd., ADR	184,870	8,404,190
Hindalco Industries Ltd.	50,625	97,756
Hindustan Unilever Ltd.	17,528	504,638
Housing Development Finance Corp. Ltd.	34,093	791,588
IndusInd Bank Ltd.	10,741	66,646
Infosys Ltd., ADR(a)	595,540	5,752,916

COMMON STOCKS (continued)	Shares	Value
India (continued)
ITC Ltd.*	110,059	$283,697
Kotak Mahindra Bank Ltd.	9,914	178,320
Larsen & Toubro Ltd.	17,538	218,306
Maruti Suzuki India Ltd.	4,842	372,791
NTPC Ltd.	157,087	199,130
Oil & Natural Gas Corp. Ltd.	124,467	133,573
Petronet LNG Ltd.	41,501	141,283
Power Grid Corp. of India Ltd.	106,395	246,030
Reliance Industries Ltd., 144A, GDR	23,974	1,107,418
Shriram Transport Finance Co. Ltd.	11,661	106,265
Tata Consultancy Services Ltd.	20,886	573,988
UltraTech Cement Ltd.	5,506	283,146
United Spirits Ltd.*	29,229	229,338
UPL Ltd.*	33,630	189,559

		20,809,221

Indonesia — 0.2%
Astra International Tbk PT	507,900	171,185
Bank Central Asia Tbk PT	1,119,500	2,235,366
Bank Rakyat Indonesia Persero Tbk PT	8,857,600	1,894,162
Telekomunikasi Indonesia Persero Tbk PT	1,702,900	364,180
Unilever Indonesia Tbk PT	1,121,700	622,575

		5,287,468

Ireland — 0.0%
Ryanair Holdings PLC, ADR*	7,162	475,127

Italy — 0.1%
Enel SpA	219,032	1,897,117
Falck Renewables SpA	55,499	340,792
GVS SpA, 144A*	22,255	258,786
Nexi SpA, 144A*	37,149	645,901
Poste Italiane SpA, 144A	36,492	318,935

		3,461,531

Japan — 0.8%
Daikin Industries Ltd.	9,600	1,545,505
FANUC Corp.	4,700	846,703
Hoya Corp.	15,400	1,466,576
Kao Corp.	19,700	1,560,466
Keyence Corp.	5,300	2,216,049
Komatsu Ltd.	51,100	1,045,930
Kubota Corp.	79,800	1,191,820
Makita Corp.	25,300	918,833
Mitsui Fudosan Co. Ltd.	32,300	569,387
Nidec Corp.	16,900	1,129,863
Nippon Telegraph & Telephone Corp.	105,800	2,465,695
Recruit Holdings Co. Ltd.	32,100	1,106,312
Shin-Etsu Chemical Co. Ltd.	13,000	1,521,505
SMC Corp.	2,700	1,383,228
Sony Corp.	30,300	2,084,825
Toyota Motor Corp.	44,300	2,777,747

		23,830,444

Macau — 0.1%
Sands China Ltd.	586,400	2,314,284

SEE NOTES TO FINANCIAL STATEMENTS.

A215

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Malaysia — 0.0%
CIMB Group Holdings Bhd	119,500	$99,861
Petronas Chemicals Group Bhd	127,900	186,451
Public Bank Bhd	106,300	409,767
Tenaga Nasional Bhd	70,400	191,798

		887,877

Mexico — 0.2%
America Movil SAB de CV (Class L Stock)	591,031	379,801
Fomento Economico Mexicano SAB de CV, ADR(a)	20,064	1,244,168
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	18,652	134,645
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	13,702	153,506
Grupo Financiero Banorte SAB de CV
(Class O Stock)*	330,940	1,145,105
Grupo Mexico SAB de CV (Class B Stock)	137,375	319,164
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	116,973	182,346
Wal-Mart de Mexico SAB de CV	831,121	1,987,719

		5,546,454

Netherlands — 0.9%
Adyen NV, 144A*	417	609,770
Akzo Nobel NV	23,903	2,157,882
ASM International NV	11,767	1,826,416
ASML Holding NV, (BATE)	22,951	8,480,277
ASML Holding NV, (XNGS)	4,286	1,577,377
ASR Nederland NV	15,480	479,109
BE Semiconductor Industries NV	5,499	246,584
Euronext NV, 144A	3,168	320,462
ING Groep NV	115,613	808,849
Koninklijke Ahold Delhaize NV	32,869	899,577
NXP Semiconductors NV	53,375	6,086,885
Royal Dutch Shell PLC (Class A Stock)	61,974	994,353
Shop Apotheke Europe NV, 144A*(a)	4,877	584,274
Wolters Kluwer NV	5,390	422,920

		25,494,735

Norway — 0.0%
Fjordkraft Holding ASA, 144A	22,268	183,465
Kongsberg Gruppen ASA	19,279	271,111
Scatec Solar ASA, 144A*	22,136	361,799

		816,375

Peru — 0.1%
Credicorp Ltd.	21,613	2,889,010

Philippines — 0.0%
Ayala Corp.	8,080	127,063
Ayala Land, Inc.	190,900	130,182
International Container Terminal Services, Inc.	45,390	93,799

		351,044

Poland — 0.0%
CD Projekt SA*	2,826	283,592

COMMON STOCKS (continued)	Shares	Value
Poland (continued)
Dino Polska SA, 144A*	3,409	$173,529

		457,121

Qatar — 0.0%
Qatar National Bank QPSC	60,190	287,692

Russia — 0.2%
Alrosa PJSC	194,441	178,251
Gazprom PJSC, ADR	58,497	317,054
LUKOIL PJSC, ADR(a)	9,269	687,945
Magnitogorsk Iron & Steel Works PJSC	219,002	115,796
MMC Norilsk Nickel PJSC, ADR	5,406	142,173
Moscow Exchange MICEX-RTS PJSC	149,050	234,997
Sberbank of Russia PJSC, ADR(a)	190,477	2,160,009
Severstal PAO, GDR(a)	18,992	231,646
Tatneft PJSC, ADR*(a)	7,495	352,955
X5 Retail Group NV, GDR	7,584	269,499

		4,690,325

Saudi Arabia — 0.1%
Al Rajhi Bank	32,568	491,975
Alinma Bank*	53,661	208,281
Almarai Co. JSC	16,608	229,845
National Commercial Bank	27,014	268,717
Saudi Basic Industries Corp.	12,998	305,576
Saudi Telecom Co.	7,430	196,519
Savola Group (The)	10,281	115,650

		1,816,563

Singapore — 0.0%
BOC Aviation Ltd., 144A	11,300	72,585
DBS Group Holdings Ltd.	72,300	1,084,035

		1,156,620

South Africa — 0.2%
Absa Group Ltd.	36,160	179,218
Bid Corp. Ltd.	41,956	686,556
Bidvest Group Ltd. (The)	42,500	348,242
Capitec Bank Holdings Ltd.	20,057	997,215
Clicks Group Ltd.	16,109	195,817
FirstRand Ltd.	766,404	1,692,099
Impala Platinum Holdings Ltd.	12,514	84,140
Mr. Price Group Ltd.	29,583	244,742
MTN Group Ltd.	43,670	133,737
Naspers Ltd. (Class N Stock)	5,117	937,662
Pick’n Pay Stores Ltd.	33,177	97,687
Sanlam Ltd.	203,704	694,917
Shoprite Holdings Ltd.	11,142	68,694
SPAR Group Ltd. (The)	20,020	198,728
Vodacom Group Ltd.	20,470	145,174

		6,704,628

South Korea — 0.8%
BGF retail Co. Ltd.	649	74,974
Hana Financial Group, Inc.	11,828	269,181
Hanon Systems	13,545	102,305
Hyundai Glovis Co. Ltd.	1,009	85,565
Hyundai Mobis Co. Ltd.	2,094	335,498
Hyundai Motor Co.	3,047	250,284

SEE NOTES TO FINANCIAL STATEMENTS.

A216

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
South Korea (continued)
Kia Motors Corp.	10,956	$295,007
KIWOOM Securities Co. Ltd.	1,283	93,637
KT&G Corp.	3,969	258,288
LG Chem Ltd.	1,348	553,311
LG Household & Health Care Ltd.	322	361,383
Lotte Chemical Corp.	1,110	154,952
Mando Corp.	4,734	88,838
NAVER Corp.	13,065	2,923,540
NCSoft Corp.	667	494,947
POSCO	2,300	336,168
Samsung Electronics Co. Ltd.	155,302	6,889,419
Samsung Electronics Co. Ltd., GDR	4,953	5,464,932
Samsung SDI Co. Ltd.	726	222,283
Shinhan Financial Group Co. Ltd.	11,996	289,231
SK Holdings Co. Ltd.	741	180,850
SK Hynix, Inc.	10,919	778,631
SK Innovation Co. Ltd.	2,056	227,547
SK Telecom Co. Ltd.	949	167,249
S-Oil Corp.	3,330	177,867

		21,075,887

Spain — 0.2%
Endesa SA(a)	23,196	573,004
Iberdrola SA	212,951	2,475,247
Industria de Diseno Textil SA	92,889	2,471,060

		5,519,311

Sweden — 0.3%
Atlas Copco AB (Class A Stock)	37,527	1,598,666
Embracer Group AB*	21,841	309,441
Evolution Gaming Group AB, 144A	11,892	717,448
Hennes & Mauritz AB (Class B Stock)	21,495	314,167
Sinch AB, 144A*	11,424	977,112
SKF AB (Class B Stock)	180,878	3,393,271
Stillfront Group AB*	7,066	638,182
Svenska Handelsbanken AB (Class A Stock)*	125,542	1,196,894

		9,145,181

Switzerland — 1.2%
ALSO Holding AG*	1,864	461,455
Cie Financiere Richemont SA	12,978	835,682
LafargeHolcim Ltd.*	46,925	2,082,561
Logitech International SA	4,053	264,992
Lonza Group AG	1,951	1,034,040
Nestle SA	89,791	9,958,084
Novartis AG	50,962	4,461,190
Roche Holding AG	16,091	5,604,826
SGS SA	415	1,020,254
SIG Combibloc Group AG*	24,359	395,423
Swisscom AG	1,096	575,744
Swissquote Group Holding SA	7,615	654,032
Vetropack Holding AG*	10,450	578,637
Zur Rose Group AG*	2,953	809,155
Zurich Insurance Group AG	11,782	4,173,120

		32,909,195

COMMON STOCKS (continued)	Shares	Value
Taiwan — 1.3%
Accton Technology Corp.	16,000	$124,099
Advantech Co. Ltd.	25,000	251,526
ASE Technology Holding Co. Ltd.	53,000	122,207
Catcher Technology Co. Ltd.	36,000	272,255
Chailease Holding Co. Ltd.	76,648	324,840
Delta Electronics, Inc.	397,000	2,263,825
E.Sun Financial Holding Co. Ltd.	385,020	362,114
Formosa Chemicals & Fibre Corp.	46,000	118,092
Formosa Petrochemical Corp.	80,000	240,345
Formosa Plastics Corp.	78,000	231,710
Fubon Financial Holding Co. Ltd.	173,000	257,899
Global Unichip Corp.	10,000	86,148
Globalwafers Co. Ltd.	10,000	137,709
Hiwin Technologies Corp.	27,000	269,306
Hon Hai Precision Industry Co. Ltd.	107,000	313,477
Inventec Corp.	103,000	87,700
Largan Precision Co. Ltd.	15,000	2,080,575
MediaTek, Inc.	20,000	394,506
Nanya Technology Corp.	61,000	127,153
President Chain Store Corp.	209,000	2,098,700
Quanta Computer, Inc.	53,000	127,734
Sea Ltd., ADR*(a)	39,501	4,236,087
Taiwan Semiconductor Manufacturing Co. Ltd.	911,000	9,702,383
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	211,295	11,995,217
Uni-President Enterprises Corp.	149,000	359,673
Vanguard International Semiconductor Corp.	69,000	182,737
Yuanta Financial Holding Co. Ltd.	387,000	228,472

		36,996,489

Thailand — 0.1%
Kasikornbank PCL, NVDR	57,900	174,146
Minor International PCL, NVDR*	186,600	122,990
PTT Exploration & Production PCL	75,100	225,225
PTT Global Chemical PCL, NVDR	42,600	64,303
PTT PCL, NVDR	174,600	213,870
Siam Cement PCL (The)	108,800	1,295,680
Thai Oil PCL	106,900	154,373

		2,250,587

Turkey — 0.1%
BIM Birlesik Magazalar A/S	26,840	267,010
Eregli Demir ve Celik Fabrikalari TAS*	120,715	151,698
Ford Otomotiv Sanayi A/S	8,082	83,961
KOC Holding A/S	186,003	490,651
Tupras Turkiye Petrol Rafinerileri A/S*	9,407	123,416
Turkcell Iletisim Hizmetleri A/S	76,721	184,437

		1,301,173

United Arab Emirates — 0.0%
Emaar Properties PJSC*	140,557	104,970
First Abu Dhabi Bank PJSC	49,370	151,156

		256,126

United Kingdom — 1.0%
BP PLC	764,010	2,931,498

SEE NOTES TO FINANCIAL STATEMENTS.

A217

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United Kingdom (continued)
Burberry Group PLC	58,622	$1,168,382
Diageo PLC	106,006	3,527,161
Dialog Semiconductor PLC*	16,176	745,142
GlaxoSmithKline PLC	109,318	2,224,566
Legal & General Group PLC	424,342	1,160,851
Linde PLC, (BATE)	11,531	2,451,348
Linde PLC, (NYSE)	12,234	2,594,954
London Stock Exchange Group PLC	9,921	1,030,355
Mondi PLC	3,455	64,706
Persimmon PLC*	66,285	1,885,779
Prudential PLC	74,895	1,136,366
RELX PLC	51,194	1,187,842
Smith & Nephew PLC	48,537	910,370
Taylor Wimpey PLC	1,202,269	2,138,253
Unilever PLC	33,175	1,790,129

		26,947,702

United States — 32.8%
AbbVie, Inc.	97,712	9,593,364
Acadia Realty Trust, REIT	8,813	114,393
Advanced Micro Devices, Inc.*	62,242	3,274,552
AdvanSix, Inc.*	4,904	57,573
Air Products & Chemicals, Inc.	4,625	1,116,753
Alexander’s, Inc., REIT	277	66,729
Alexandria Real Estate Equities, Inc., REIT	12,143	1,970,202
Alexion Pharmaceuticals, Inc.*	19,593	2,199,118
Alleghany Corp.	1,872	915,670
Alnylam Pharmaceuticals, Inc.*	6,901	1,022,107
Alphabet, Inc. (Class A Stock)*(u)	3,514	4,983,028
Alphabet, Inc. (Class C Stock)*	12,180	17,217,770
Altice USA, Inc. (Class A Stock)*(u)	31,563	711,430
Altria Group, Inc.	26,360	1,034,630
Amazon.com, Inc.*	12,530	34,568,015
American Assets Trust, Inc., REIT	6,149	171,188
American Campus Communities, Inc., REIT	29,386	1,027,335
American Electric Power Co., Inc.	35,627	2,837,334
American Express Co.	41,245	3,926,524
American Homes 4 Rent (Class A
Stock), REIT(a)	79,041	2,126,203
American International Group, Inc.	33,422	1,042,098
Ameriprise Financial, Inc.	5,574	836,323
AmerisourceBergen Corp.	15,939	1,606,173
AMETEK, Inc.	15,926	1,423,307
Amgen, Inc.	22,236	5,244,583
Amphenol Corp. (Class A Stock)	12,782	1,224,643
Analog Devices, Inc.	30,390	3,727,030
Apartment Investment & Management Co. (Class A Stock), REIT	15,239	573,596
Apple Hospitality REIT, Inc., REIT	22,850	220,731
Apple, Inc.	72,463	26,434,502
AptarGroup, Inc.	21,149	2,368,265
Arista Networks, Inc.*(a)	4,818	1,011,925
Arrow Electronics, Inc.*	15,867	1,089,904
Ashford Hospitality Trust, Inc., REIT	10,021	7,241
Aspen Technology, Inc.*(a)	15,581	1,614,347
Atmos Energy Corp.	11,185	1,113,802
Automatic Data Processing, Inc.	12,959	1,929,466

COMMON STOCKS (continued)	Shares	Value
United States (continued)
AutoZone, Inc.*	2,194	$2,475,095
AvalonBay Communities, Inc., REIT	15,157	2,343,878
Avaya Holdings Corp.*	3,587	44,335
Axalta Coating Systems Ltd.*	44,300	998,965
Ball Corp.	46,322	3,218,916
Bank of America Corp.	311,588	7,400,215
Baxter International, Inc.	11,570	996,177
Berkshire Hathaway, Inc. (Class B Stock)*	24,527	4,378,315
Best Buy Co., Inc.	48,366	4,220,901
Beyond Meat, Inc.*	12,522	1,677,698
Biogen, Inc.*	1,166	311,963
BJ’s Wholesale Club Holdings, Inc.*(a)	54,400	2,027,488
BlackRock, Inc.	10,809	5,881,069
Blackstone Group, Inc. (The) (Class A Stock)(a)	15,961	904,350
Booking Holdings, Inc.*	3,727	5,934,651
Booz Allen Hamilton Holding Corp.	29,397	2,286,793
Boston Properties, Inc., REIT	20,819	1,881,621
Boston Scientific Corp.*	177,488	6,231,604
Braemar Hotels & Resorts, Inc., REIT	2,884	8,248
Brandywine Realty Trust, REIT	17,453	190,063
Bright Horizons Family Solutions, Inc.*	13,830	1,620,876
Bristol-Myers Squibb Co.	167,682	9,859,702
Brixmor Property Group, Inc., REIT	118,370	1,517,503
Broadridge Financial Solutions, Inc.	13,310	1,679,589
Brunswick Corp.	28,219	1,806,298
Cabot Microelectronics Corp.	11,496	1,604,152
Cabot Oil & Gas Corp.	45,063	774,182
Cadence Design Systems, Inc.*	14,303	1,372,516
Camden Property Trust, REIT	9,968	909,281
Capital One Financial Corp.	50,286	3,147,401
Carlisle Cos., Inc.	8,945	1,070,448
CarMax, Inc.*(a)	17,484	1,565,692
Carter’s, Inc.(a)	10,426	841,378
Casey’s General Stores, Inc.	4,990	746,105
Catalent, Inc.*	58,971	4,322,574
CBRE Group, Inc. (Class A Stock)*(a)	37,275	1,685,575
Cedar Realty Trust, Inc., REIT	9,144	9,053
Centene Corp.*	28,360	1,802,278
Ceridian HCM Holding, Inc.*(a)	8,426	667,929
Charles Schwab Corp. (The)	116,455	3,929,192
Charter Communications, Inc. (Class A Stock)*	13,216	6,740,689
Chatham Lodging Trust, REIT	4,807	29,419
Chemed Corp.	2,070	933,715
Chevron Corp.	81,404	7,263,679
Chewy, Inc. (Class A Stock)*(a)	25,450	1,137,361
Chubb Ltd.	39,322	4,978,952
Cigna Corp.(u)	50,365	9,450,992
Cisco Systems, Inc.	37,005	1,725,913
Citigroup, Inc.	144,677	7,392,995
Citizens Financial Group, Inc.	78,023	1,969,301
Claire’s Private Placement*^	313	172,150
Clear Channel Outdoor Holdings, Inc.*	23,551	24,493
CNA Financial Corp.	8,089	260,061
Coca-Cola Co. (The)	123,641	5,524,280
Cognex Corp.	21,770	1,300,104
Columbia Property Trust, Inc., REIT	11,712	153,896

SEE NOTES TO FINANCIAL STATEMENTS.

A218

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Columbia Sportswear Co.(a)	15,295	$1,232,471
Comcast Corp. (Class A Stock)	90,252	3,518,023
Commerce Bancshares, Inc.(a)	22,311	1,326,835
CommScope Holding Co., Inc.*	115,809	964,689
Concordia Private Placement*	6,340	19,337
ConocoPhillips	57,749	2,426,613
Constellation Brands, Inc. (Class A Stock)	24,392	4,267,380
Copart, Inc.*	15,912	1,324,992
CoreLogic, Inc.(a)	16,011	1,076,259
CoreSite Realty Corp., REIT	2,794	338,242
Corporate Office Properties Trust, REIT	11,482	290,954
Coty, Inc. (Class A Stock)(a)	114,993	514,019
Cousins Properties, Inc., REIT	15,205	453,565
Crowdstrike Holdings, Inc. (Class A Stock)*	15,687	1,573,249
Crown Holdings, Inc.*	36,944	2,406,163
CubeSmart, REIT	64,447	1,739,425
Cullen/Frost Bankers, Inc.(a)	4,310	322,000
Cushman & Wakefield PLC*(a)	101,480	1,264,441
CyrusOne, Inc., REIT(a)	11,793	857,941
DexCom, Inc.*	5,087	2,062,270
Diamondback Energy, Inc.	24,383	1,019,697
DiamondRock Hospitality Co., REIT	20,396	112,790
Digital Realty Trust, Inc., REIT(a)	27,466	3,903,193
Discovery, Inc. (Class A Stock)*(a)	80,882	1,706,610
Discovery, Inc. (Class C Stock)*	52,205	1,005,468
DISH Network Corp. (Class A Stock)*	44,384	1,531,692
Diversified Healthcare Trust, REIT	24,352	107,758
Douglas Dynamics, Inc.	18,530	650,774
Douglas Emmett, Inc., REIT	17,952	550,408
Dover Corp.	25,080	2,421,725
Duke Energy Corp.	16,552	1,322,339
Duke Realty Corp., REIT	37,710	1,334,557
Dunkin’ Brands Group, Inc.	10,240	667,955
E*TRADE Financial Corp.	24,090	1,197,996
East West Bancorp, Inc.	17,808	645,362
Easterly Government Properties, Inc., REIT	7,689	177,770
EastGroup Properties, Inc., REIT	24,387	2,892,542
Eastman Chemical Co.	35,404	2,465,535
Eaton Corp. PLC	24,011	2,100,482
Eaton Vance Corp.	27,104	1,046,214
Edison International	19,904	1,080,986
Eli Lilly & Co.	24,591	4,037,350
Empire State Realty Trust, Inc. (Class A Stock), REIT	10,956	76,692
Encompass Health Corp.	27,663	1,713,170
Energizer Holdings, Inc.(a)	40,260	1,911,947
Enphase Energy, Inc.*(a)	37,211	1,770,127
Entegris, Inc.(a)	25,365	1,497,803
Entergy Corp.	11,509	1,079,659
EPAM Systems, Inc.*	6,263	1,578,339
EQT Corp.	68,010	809,319
Equinix, Inc., REIT	9,061	6,363,540
Equitrans Midstream Corp.	123,929	1,029,850
Equity Commonwealth, REIT	12,438	400,504
Equity LifeStyle Properties, Inc., REIT	18,646	1,165,002
Equity Residential, REIT	35,807	2,106,168

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Essex Property Trust, Inc., REIT	6,696	$1,534,522
Exact Sciences Corp.*(a)	17,249	1,499,628
Exelixis, Inc.*	62,861	1,492,320
Extra Space Storage, Inc., REIT	13,214	1,220,577
Facebook, Inc. (Class A Stock)*	16,875	3,831,806
FactSet Research Systems, Inc.(a)	3,792	1,245,558
Federal Realty Investment Trust, REIT	18,617	1,586,355
Ferguson PLC	15,871	1,299,155
Fidelity National Information Services, Inc.(u)	8,118	1,088,543
Fifth Third Bancorp	49,226	949,077
First Hawaiian, Inc.	69,550	1,199,042
First Industrial Realty Trust, Inc., REIT	13,022	500,566
First Republic Bank	24,611	2,608,520
Fiserv, Inc.*(u)	36,377	3,551,123
FleetCor Technologies, Inc.*	4,648	1,169,111
Focus Financial Partners, Inc. (Class A Stock)*(a)	29,480	974,314
Fortune Brands Home & Security, Inc.	44,476	2,843,351
Franklin Street Properties Corp., REIT	10,981	55,893
FTI Consulting, Inc.*	16,570	1,898,093
Garmin Ltd.	27,834	2,713,815
Generac Holdings, Inc.*	31,557	3,847,745
General Dynamics Corp.	8,446	1,262,339
Global Payments, Inc.	16,512	2,800,765
Goodman Networks, Inc.*^	1,490	—
Graphic Packaging Holding Co.(a)	107,646	1,505,968
Guidewire Software, Inc.*	13,668	1,515,098
Hartford Financial Services Group, Inc. (The)	37,105	1,430,398
HCA Healthcare, Inc.	7,614	739,015
Healthcare Realty Trust, Inc., REIT(a)	13,812	404,553
Healthcare Trust of America, Inc. (Class A Stock), REIT(a)	22,365	593,120
Healthpeak Properties, Inc., REIT	55,100	1,518,556
Hersha Hospitality Trust, REIT	3,963	22,827
Highwoods Properties, Inc., REIT	10,634	396,967
Home Depot, Inc. (The)	25,225	6,319,115
Honeywell International, Inc.	37,556	5,430,222
Host Hotels & Resorts, Inc., REIT(a)	72,164	778,650
Hudson Pacific Properties, Inc., REIT	14,594	367,185
Huntington Bancshares, Inc.	67,881	613,305
IAA, Inc.*	31,463	1,213,528
IBERIABANK Corp.	27,070	1,232,768
ICU Medical, Inc.*	5,722	1,054,622
IDEX Corp.	11,800	1,864,872
IDEXX Laboratories, Inc.*	7,830	2,585,153
iHeartMedia, Inc. (Class A Stock)*	926	7,732
IHS Markit Ltd.	17,269	1,303,810
Illinois Tool Works, Inc.	7,803	1,364,355
Illumina, Inc.*	4,421	1,637,317
Industrial Logistics Properties Trust, REIT(a)	6,673	137,130
Ingersoll Rand, Inc.*	28,876	811,993
Intercept Pharmaceuticals, Inc.*(a)	6,645	318,362
Intercontinental Exchange, Inc.	25,383	2,325,083
Intuit, Inc.	7,279	2,155,967
Intuitive Surgical, Inc.*	4,606	2,624,637
Invesco Ltd.(a)	46,866	504,278

SEE NOTES TO FINANCIAL STATEMENTS.

A219

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Investors Real Estate Trust, REIT	1,245	$87,760
Invitation Homes, Inc., REIT	52,323	1,440,452
ITT, Inc.	16,836	988,947
Jazz Pharmaceuticals PLC*	10,027	1,106,379
JBG SMITH Properties, REIT	12,445	367,999
Johnson & Johnson	25,918	3,644,848
Keurig Dr. Pepper, Inc.(a)	36,613	1,039,809
KeyCorp	180,373	2,196,943
Keysight Technologies, Inc.*	14,519	1,463,225
Kilroy Realty Corp., REIT	10,955	643,059
Kimco Realty Corp., REIT	109,057	1,400,292
Kinder Morgan, Inc.	112,355	1,704,425
Kinsale Capital Group, Inc.(a)	12,174	1,889,527
Kite Realty Group Trust, REIT	8,611	99,371
Knight-Swift Transportation Holdings, Inc.(a)	29,117	1,214,470
Kohl’s Corp.(a)	40,696	845,256
Lam Research Corp.	6,916	2,237,049
Lamb Weston Holdings, Inc.(a)	25,470	1,628,297
Landstar System, Inc.(a)	11,334	1,272,922
Las Vegas Sands Corp.	46,866	2,134,278
Lazard Ltd. (Class A Stock)(a)	42,570	1,218,779
Leidos Holdings, Inc.	14,767	1,383,225
Lennox International, Inc.(a)	7,655	1,783,538
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	3,100	107,012
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	15,100	520,195
Life Storage, Inc., REIT	4,802	455,950
Lincoln Electric Holdings, Inc.	21,749	1,832,136
LKQ Corp.*	32,310	846,522
Loews Corp.	114,397	3,922,673
Lowe’s Cos., Inc.	34,676	4,685,421
Lululemon Athletica, Inc.*	3,640	1,135,716
Lyft, Inc. (Class A Stock)*(a)	78,228	2,582,306
M&T Bank Corp.	17,807	1,851,394
Macerich Co. (The), REIT(a)	10,865	97,459
Mack-Cali Realty Corp., REIT	8,718	133,298
Marathon Petroleum Corp.	40,086	1,498,415
Marsh & McLennan Cos., Inc.	14,288	1,534,103
Martin Marietta Materials, Inc.	11,846	2,447,028
Mastercard, Inc. (Class A Stock)(u)	46,610	13,782,577
Maxim Integrated Products, Inc.	28,130	1,704,959
McDonald’s Corp.	9,447	1,742,688
McKesson Corp.(u)	21,064	3,231,639
Medallia, Inc.*(a)	22,559	569,389
Medtronic PLC	20,459	1,876,090
Merck & Co., Inc.	25,366	1,961,553
Mettler-Toledo International, Inc.*	1,633	1,315,463
Microchip Technology, Inc.(a)	10,527	1,108,598
Microsoft Corp.	196,090	39,906,276
Mid-America Apartment Communities, Inc., REIT	41,179	4,721,996
Middleby Corp. (The)*(a)	13,461	1,062,611
Moelis & Co. (Class A Stock)(a)	33,598	1,046,914
Molina Healthcare, Inc.*	12,160	2,164,237
MongoDB, Inc.*(a)	6,087	1,377,732
Monmouth Real Estate Investment Corp., REIT	10,020	145,190

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Monolithic Power Systems, Inc.	3,480	$824,760
Morgan Stanley	195,955	9,464,626
Morningstar, Inc.(a)	10,920	1,539,392
MSA Safety, Inc.(a)	15,720	1,798,997
Murphy USA, Inc.*	10,454	1,177,016
Nasdaq, Inc.	13,171	1,573,539
National Health Investors, Inc., REIT	4,571	277,551
National Retail Properties, Inc., REIT	54,687	1,940,295
National Storage Affiliates Trust, REIT	6,976	199,932
National Vision Holdings, Inc.*(a)	23,737	724,453
Netflix, Inc.*	18,391	8,368,641
New York Times Co. (The) (Class A Stock)	33,043	1,388,797
Newell Brands, Inc.(a)	72,882	1,157,366
NexPoint Residential Trust, Inc., REIT	2,288	80,881
Nexstar Media Group, Inc. (Class A Stock)	18,437	1,542,993
NextEra Energy, Inc.(u)	36,865	8,853,867
Nordson Corp.	14,505	2,751,744
Nordstrom, Inc.(a)	46,252	716,443
Norfolk Southern Corp.(a)	40,175	7,053,525
Northern Trust Corp.	17,524	1,390,354
Northrop Grumman Corp.	6,191	1,903,361
NorthWestern Corp.	9,742	531,134
NVIDIA Corp.(u)	18,578	7,057,968
Office Properties Income Trust, REIT	4,934	128,136
Old Dominion Freight Line, Inc.	10,708	1,815,970
Omega Healthcare Investors, Inc., REIT	23,227	690,539
O’Reilly Automotive, Inc.*	21,195	8,937,296
Otis Worldwide Corp.	10,706	608,743
Outfront Media, Inc., REIT	82,541	1,169,606
Packaging Corp. of America	16,996	1,696,201
Paramount Group, Inc., REIT	17,933	138,263
Patrick Industries, Inc.	14,040	859,950
Paylocity Holding Corp.*	1,768	257,934
PayPal Holdings, Inc.*	44,534	7,759,159
PBF Energy, Inc. (Class A Stock)(a)	10,051	102,922
Pebblebrook Hotel Trust, REIT(a)	13,385	182,839
Penn Virginia Corp.*	229	2,182
Penn Virginia Corp., NPV*	123	1,172
Pennsylvania Real Estate Investment
Trust, REIT(a)	7,348	9,993
Performance Food Group Co.*	61,565	1,794,004
Pfizer, Inc.	86,733	2,836,169
Philip Morris International, Inc.	16,175	1,133,221
Phillips 66	22,689	1,631,339
Piedmont Office Realty Trust, Inc. (Class A Stock), REIT	11,343	188,407
Pioneer Natural Resources Co.	28,620	2,796,174
Planet Fitness, Inc. (Class A Stock)*	9,840	596,009
PNC Financial Services Group, Inc. (The)	38,300	4,029,543
Polaris, Inc.	1,436	132,902
Pool Corp.	11,427	3,106,658
Portland General Electric Co.	21,253	888,588
Post Holdings, Inc.*	20,518	1,797,787
Premier, Inc. (Class A Stock)*	26,390	904,649
Procter & Gamble Co. (The)	41,949	5,015,842

SEE NOTES TO FINANCIAL STATEMENTS.

A220

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Progressive Corp. (The)	36,641	$2,935,311
Prologis, Inc., REIT	151,339	14,124,469
PS Business Parks, Inc., REIT	2,082	275,657
Public Storage, REIT	26,905	5,162,800
Q2 Holdings, Inc.*(a)	18,406	1,579,051
QTS Realty Trust, Inc. (Class A Stock), REIT	3,833	245,657
QUALCOMM, Inc.	45,682	4,166,655
Quest Diagnostics, Inc.	8,475	965,811
Ralph Lauren Corp.(a)	10,959	794,747
Rayonier, Inc., REIT(a)	59,152	1,466,378
Raytheon Technologies Corp.	31,944	1,968,389
RBC Bearings, Inc.*	12,634	1,693,461
Regency Centers Corp., REIT	16,322	749,017
Regeneron Pharmaceuticals, Inc.*	6,740	4,203,401
Retail Opportunity Investments Corp., REIT	11,911	134,952
Retail Properties of America, Inc. (Class A Stock), REIT	21,919	160,447
Retail Value, Inc., REIT	1,684	20,814
Rexford Industrial Realty, Inc., REIT	11,805	489,081
RingCentral, Inc. (Class A Stock)*	10,829	3,086,373
RLI Corp.	23,142	1,899,958
RLJ Lodging Trust, REIT	16,901	159,545
Ross Stores, Inc.	27,281	2,325,432
Royalty Pharma PLC (Class A Stock)*	31,911	1,549,279
RPT Realty, REIT	8,249	57,413
Ryman Hospitality Properties, Inc., REIT	5,627	194,694
S&P Global, Inc.	6,002	1,977,539
Sabra Health Care REIT, Inc., REIT	21,042	303,636
SAL TopCo LLC*^	7,526	1
salesforce.com, Inc.*	32,325	6,055,442
Saul Centers, Inc., REIT	1,354	43,694
Service Properties Trust, REIT	16,846	119,438
ServiceNow, Inc.*	5,099	2,065,401
ServisFirst Bancshares, Inc.(a)	30,310	1,083,886
Sherwin-Williams Co. (The)	3,799	2,195,252
Signature Bank	11,655	1,246,153
Simon Property Group, Inc., REIT	31,299	2,140,226
SITE Centers Corp., REIT	16,411	132,929
SL Green Realty Corp., REIT	7,835	386,187
Snap-on, Inc.(a)	7,620	1,055,446
Southwest Airlines Co.	31,501	1,076,704
Splunk, Inc.*(a)	18,090	3,594,483
Spotify Technology SA*	6,850	1,768,601
SS&C Technologies Holdings, Inc.	45,950	2,595,256
STAG Industrial, Inc., REIT	15,223	446,338
Stanley Black & Decker, Inc.	40,795	5,686,007
STERIS PLC	6,210	952,862
Summit Hotel Properties, Inc., REIT	10,810	64,103
Sun Communities, Inc., REIT	10,059	1,364,805
Sunstone Hotel Investors, Inc., REIT	20,749	169,104
SVB Financial Group*	8,416	1,813,900
Syneos Health, Inc.*	20,810	1,212,183
Synopsys, Inc.*	9,776	1,906,320
Sysco Corp.	8,631	471,770
T. Rowe Price Group, Inc.	20,901	2,581,273
Take-Two Interactive Software, Inc.*	10,457	1,459,483

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Tanger Factory Outlet Centers, Inc., REIT(a)	9,568	$68,220
Taubman Centers, Inc., REIT	6,307	238,152
Teladoc Health, Inc.*(a)	10,849	2,070,423
Terreno Realty Corp., REIT(a)	6,514	342,897
Tesla, Inc.*(a)(u)	10,394	11,223,545
Texas Instruments, Inc.(a)	59,869	7,601,567
Thermo Fisher Scientific, Inc.	18,763	6,798,585
Thor Industries, Inc.(a)	28,625	3,049,421
T-Mobile US, Inc.*	14,341	1,493,615
Toro Co. (The)	40,803	2,706,871
Tractor Supply Co.	25,951	3,420,082
Trade Desk, Inc. (The) (Class A Stock)*(a)	6,191	2,516,641
Trane Technologies PLC(a)	45,908	4,084,894
TransUnion	17,170	1,494,477
Travelers Cos., Inc. (The)(a)	29,545	3,369,607
Truist Financial Corp.	107,022	4,018,676
Tyler Technologies, Inc.*	5,686	1,972,360
U.S. Bancorp	51,802	1,907,350
Uber Technologies, Inc.*(u)	17,519	544,491
UDR, Inc., REIT	30,186	1,128,353
Ulta Beauty, Inc.*	4,008	815,307
Union Pacific Corp.	16,756	2,832,937
UnitedHealth Group, Inc.(u)	59,759	17,625,917
Universal Health Realty Income Trust, REIT	1,324	105,245
Urban Edge Properties, REIT	11,929	141,597
Urstadt Biddle Properties, Inc. (Class A Stock), REIT	4,060	48,233
Vail Resorts, Inc.	4,737	862,845
Ventas, Inc., REIT(a)	38,190	1,398,518
Verizon Communications, Inc.	112,383	6,195,675
Vertex Pharmaceuticals, Inc.*	8,031	2,331,480
ViacomCBS, Inc. (Class B Stock)(a)	48,472	1,130,367
Visa, Inc. (Class A Stock)	3,573	690,196
Vistra Energy Corp.	6,972	129,819
Vornado Realty Trust, REIT(a)	17,803	680,253
Walgreens Boots Alliance, Inc.	44,561	1,888,941
Washington Prime Group, Inc., REIT(a)	19,179	16,126
Washington Real Estate Investment Trust, REIT	8,426	187,057
Waste Connections, Inc.	50,175	4,705,913
Weingarten Realty Investors, REIT	13,113	248,229
Wells Fargo & Co.	130,785	3,348,096
Welltower, Inc., REIT	42,736	2,211,588
Wendy’s Co. (The)	36,130	786,911
West Pharmaceutical Services, Inc.	12,974	2,947,304
Western Alliance Bancorp	30,516	1,155,641
Westrock Co.	43,002	1,215,237
WEX, Inc.*	9,553	1,576,341
Weyerhaeuser Co., REIT	51,827	1,164,034
Williams Cos., Inc. (The)	110,379	2,099,409
WillScot Corp.*(a)	68,500	841,865
Woodward, Inc.	19,210	1,489,736
WP Carey, Inc., REIT	17,648	1,193,887
Xcel Energy, Inc.	111,973	6,998,312
Yum! Brands, Inc.	10,811	939,584

SEE NOTES TO FINANCIAL STATEMENTS.

A221

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
United States (continued)
Zebra Technologies Corp. (Class A Stock)*	7,882	$2,017,398
Zillow Group, Inc. (Class C Stock)*	9,027	520,045
Zimmer Biomet Holdings, Inc.	30,403	3,628,902
Zscaler, Inc.*(a)	16,716	1,830,402

		930,327,928

TOTAL COMMON STOCKS (cost $1,278,359,689)		1,383,445,416

PREFERRED STOCKS — 0.6%
Brazil — 0.1%
Banco Bradesco SA (PRFC)	117,886	454,150
Gerdau SA (PRFC)	62,505	184,477
Itausa SA (PRFC)	96,426	171,287
Petroleo Brasileiro SA (PRFC)	124,839	499,989
Telefonica Brasil SA (PRFC)	10,672	94,924

		1,404,827

Germany — 0.1%
Schaeffler AG (PRFC)	74,618	562,733
Volkswagen AG (PRFC)*	22,172	3,389,947

		3,952,680

United States — 0.4%
Bank of America Corp., Series L, CVT, 7.250%	748	1,003,966
Becton, Dickinson & Co., Series B, CVT, 6.000%*(a)	16,081	855,509
Broadcom, Inc., Series A, CVT, 8.000%(a)	1,739	1,937,855
Bunge Ltd., CVT, 4.875%	7,397	680,450
Claire’s Stores, Inc., CVT*^	217	379,750
Danaher Corp., Series B, CVT, 5.000%(a)	799	857,830
Dominion Energy, Inc., Series A, CVT, 7.250%	2,762	279,901
Goodman Networks, Inc.*^	1,772	18
International Flavors & Fragrances, Inc., CVT, 6.000%	9,654	427,672
MYT Holding Co., 144A*	188,847	138,802
NextEra Energy, Inc., CVT, 4.872%	31,931	1,549,931
Sempra Energy, Series B, CVT, 6.750%(a)	6,859	673,965
Stanley Black & Decker, Inc., Series C, CVT, 5.000%*	696	792,751
Wells Fargo & Co., Series L, CVT, 7.500%	1,054	1,367,038

		10,945,438

TOTAL PREFERRED STOCKS (cost $16,326,490)		16,302,945

	Units

RIGHTS* — 0.0%
Thailand — 0.0%
Minor International PCL, expiring 07/23/20	22,756	1,083

RIGHTS* (continued)		Units	Value
United States — 0.0%
Media General, Inc. , CVR, expiring 12/31/22^		58,900	$6
T-Mobile US, Inc., expiring 07/27/20		6,355	1,068
Vistra Energy Corp., expiring 01/23/27^ . 14,776			14,776

			15,850

TOTAL RIGHTS (cost $—)			16,933

WARRANTS* — 0.0%
United States
iHeartMedia, Inc., expiring 05/01/39		6,963	58,134
Ultra Resources, Inc., expiring 07/14/25		11,326	396

TOTAL WARRANTS (cost $133,422)			58,530

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 4.7%
Cayman Islands — 0.1%
Colony American Finance Ltd.,
Series 2016-02, Class A, 144A
2.554%	11/15/48	570	571,630
HERO Funding,
Series 2016-03B, Class B, 144A
5.240%	09/20/42	869	876,568

			1,448,198

United States — 4.6%
ACC Trust,
Series 2019-01, Class A, 144A
3.750%	05/20/22	613	617,167
Series 2019-01, Class B, 144A
4.470%	10/20/22	1,390	1,339,097
Series 2019-01, Class C, 144A
6.410%	02/20/24	650	589,303
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.170% (Cap N/A, Floor 0.780%)
1.355%(c)	07/25/33	620	611,437
Series 2003-OP01, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.235%(c)	12/25/33	63	60,852
Series 2003-OP01, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.500%)
2.435%(c)	12/25/33	582	583,789
Series 2004-HE2, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)
1.985%(c)	10/25/34	122	123,531
Series 2004-HE3, Class M3, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)
1.265%(c)	11/25/34	67	67,519
American Credit Acceptance Receivables Trust,
Series 2017-02, Class E, 144A
5.520%	03/12/24	330	335,004

SEE NOTES TO FINANCIAL STATEMENTS.

A222

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2018-01, Class D, 144A
3.930%	04/10/24	2,240	$2,281,443
Series 2018-04, Class C, 144A
3.970%	01/13/25	2,385	2,422,270
Series 2019-01, Class C, 144A
3.500%	04/14/25	3,030	3,077,719
Series 2019-01, Class D, 144A
3.810%	04/14/25	2,650	2,680,115
Series 2019-01, Class E, 144A
4.840%	04/14/25	1,245	1,255,259
Series 2019-02, Class B, 144A
3.050%	05/12/23	220	221,633
Series 2019-03, Class E, 144A
3.800%	09/12/25	401	390,810
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C
3.360%	02/18/25	455	472,841
Series 2019-01, Class D
3.620%	03/18/25	585	599,976
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-02, Class M3, 1 Month LIBOR + 2.655% (Cap N/A, Floor 1.770%)
2.840%(c)	08/25/32	348	343,655
Series 2004-R01, Class M2, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
1.055%(c)	02/25/34	768	720,076
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W7, Class M9, 144A, 1 Month LIBOR + 4.800% (Cap N/A, Floor 3.200%)
4.104%(c)	05/25/34	215	222,908
Asset-Backed Funding Certificates Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)
1.220%(c)	02/25/33	617	606,795
Series 2004-OPT2, Class M2, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)
1.685%(c)	07/25/33	47	46,695
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE7, Class M4, 1 Month LIBOR + 2.025% (Cap N/A, Floor 1.350%)
2.210%(c)	10/25/34	102	105,396
Bayview Financial Acquisition Trust,
Series 2004-C, Class M3, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.134%(c)	05/28/44	229	229,372
Series 2006-D, Class 1A5
5.668%	12/28/36	204	214,963
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR1, Class M4, 1 Month LIBOR + 2.175% (Cap N/A, Floor 1.450%)
2.360%(c)	07/25/34	364	141,018
Series 2004-FR3, Class M2, 1 Month LIBOR + 1.755% (Cap N/A, Floor 1.170%)
1.940%(c)	09/25/34	575	561,310

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class B, 1 Month LIBOR + 5.250% (Cap 11.000%, Floor 3.500%)
5.435%(c)	03/25/43	22	$22,236
Series 2003-SD02, Class 3A
4.454%(cc)	06/25/43	218	216,989
Series 2004-01, Class M1, 1 Month LIBOR + 0.975% (Cap 11.000%, Floor 0.650%)
1.160%(c)	06/25/34	359	357,698
Series 2004-02, Class M1, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 0.800%)
1.385%(c)	08/25/34	363	351,601
Business Jet Securities LLC,
Series 2018-01, Class A, 144A
4.335%	02/15/33	897	901,931
Centex Home Equity Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.785%(c)	01/25/34	690	673,722
Series 2004-B, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
0.935%(c)	03/25/34	516	500,046
Chase Funding Loan Acquisition Trust,
Series 2004-AQ01, Class M1, 1 Month LIBOR + 1.095% (Cap N/A, Floor 0.730%)
1.280%(c)	05/25/34	414	392,176
Series 2004-OPT01, Class M2, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)
1.668%(c)	06/25/34	206	200,051
Chase Funding Trust,
Series 2003-06, Class 2M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
0.935%(c)	11/25/34	455	452,187
CHEC Loan Trust,
Series 2004-02, Class M3, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.435%(c)	04/25/34	205	199,595
CIG Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.590%	08/15/24	2,615	2,692,987
Series 2019-01A, Class C, 144A
3.820%	08/15/24	630	643,865
Series 2019-01A, Class D, 144A
4.850%	05/15/26	610	609,530
Citifinancial Mortgage Securities, Inc.,
Series 2004-01, Class AF4
5.070%	04/25/34	808	839,390
Conn’s Receivables Funding LLC,
Series 2018-A, Class C, 144A
6.020%	01/15/23	329	323,142
Series 2019-A, Class B, 144A
4.360%	10/16/23	165	161,021
Series 2019-A, Class C, 144A
5.290%	10/16/23	981	921,790
Consumer Loan Underlying Bond,
Series 2017-P02, Class B, 144A
3.560%	01/15/24	102	101,515

SEE NOTES TO FINANCIAL STATEMENTS.

A223

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Countrywide Asset-Backed Certificates,
Series 2003-BC06, Class M2, 1 Month LIBOR + 1.725% (Cap N/A, Floor 1.150%)
1.910%(c)	10/25/33	24	$23,584
Series 2004-ECC02, Class M5, 1 Month LIBOR + 1.875% (Cap N/A, Floor 1.250%)
2.060%(c)	10/25/34	46	46,366
Series 2005-12, Class M2, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.490%)
0.675%(c)	02/25/36	1,062	1,053,404
Countrywide Asset-Backed Certificates Trust,
Series 2004-05, Class M3, 1 Month LIBOR + 1.725% (Cap N/A, Floor 1.150%)
1.910%(c)	07/25/34	241	237,745
Series 2004-06, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.160%(c)	10/25/34	333	320,481
Countrywide Partnership Trust,
Series 2004-EC01, Class M2, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)
1.130%(c)	01/25/35	359	357,125
CPS Auto Receivables Trust,
Series 2019-A, Class D, 144A
4.350%	12/16/24	215	222,132
Credit Acceptance Auto Loan Trust,
Series 2017-02A, Class B, 144A
3.020%	04/15/26	795	797,095
Series 2019-01A, Class B, 144A
3.750%	04/17/28	1,437	1,480,162
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB05, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)
2.660%(c)	11/25/33	67	66,634
Series 2004-CB06, Class M3, 1 Month LIBOR + 2.100% (Cap N/A, Floor 1.400%)
2.285%(c)	12/25/33	307	298,244
Drive Auto Receivables Trust,
Series 2019-01, Class D
4.090%	06/15/26	870	886,885
Series 2019-02, Class D
3.690%	08/17/26	3,085	3,135,213
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,128	2,251,448
DT Auto Owner Trust,
Series 2017-01A, Class D, 144A
3.550%	11/15/22	79	78,989
Series 2017-02A, Class E, 144A
6.030%	01/15/24	1,340	1,383,211
Series 2017-04A, Class E, 144A
5.150%	11/15/24	1,565	1,608,255
Series 2019-01A, Class E, 144A
4.940%	02/17/26	1,925	1,939,126
Exeter Automobile Receivables Trust,
Series 2016-02A, Class D, 144A
8.250%	04/17/23	950	974,722
Series 2018-01A, Class D, 144A
3.530%	11/15/23	1,760	1,777,414

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Series 2018-04A, Class D, 144A
4.350%	09/16/24	3,640	$3,789,588
Series 2019-04A, Class C, 144A
2.440%	09/16/24	1,720	1,731,944
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	1,765	1,942,748
First Franklin Mortgage Loan Trust,
Series 2004-FFH03, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
1.055%(c)	10/25/34	445	443,780
FREED ABS Trust,
Series 2018-02, Class B, 144A
4.610%	10/20/25	860	853,584
Fremont Home Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.620%)
1.115%(c)	07/25/34	88	84,349
GLS Auto Receivables Issuer Trust,
Series 2019-01A, Class C, 144A
3.870%	12/16/24	1,610	1,644,137
Series 2019-01A, Class D, 144A
4.940%	12/15/25	580	581,034
Series 2019-02A, Class B, 144A
3.320%	03/15/24	1,752	1,783,476
Series 2019-02A, Class D, 144A
4.520%	02/17/26	550	543,989
GLS Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.520%	08/15/23	980	990,860
Golden Bear LLC,
Series 2016-R, Class R, 144A
5.650%	09/20/47	981	970,933
GSAMP Trust,
Series 2003-HE01, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)
1.435%(c)	06/20/33	264	259,797
Series 2003-SEA, Class A1, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.585%(c)	02/25/33	242	235,118
Series 2004-NC02, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.235%(c)	10/25/34	218	212,015
Series 2007-SEA01, Class A, 144A, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.485%(c)	12/25/36	311	294,665
Home Equity Asset Trust,
Series 2002-01, Class M2, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.400%)
2.085%(c)	11/25/32	927	835,784
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.040%(c)	08/25/34	268	261,655
Series 2004-06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.085%(c)	12/25/34	181	175,338

SEE NOTES TO FINANCIAL STATEMENTS.

A224

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-B, Class M3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)
1.385%(c)	11/25/34	776	$762,039
Series 2004-C, Class M1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)
1.025%(c)	03/25/35	894	846,510
Series 2004-C, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.085%(c)	03/25/35	258	231,490
Lendmark Funding Trust,
Series 2018-02A, Class C, 144A
5.260%	04/20/27	2,000	1,835,395
Long Beach Mortgage Loan Trust,
Series 2001-02, Class M1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
0.745%(c)	07/25/31	391	386,350
Series 2003-04, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)
2.810%(c)	08/25/33	22	22,786
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.040%(c)	07/25/34	526	492,440
Series 2004-05, Class A5, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
0.745%(c)	09/25/34	467	448,509
Marlette Funding Trust,
Series 2018-03A, Class A, 144A
3.200%	09/15/28	35	34,938
Series 2019-04A, Class A, 144A
2.390%	12/17/29	660	662,534
MASTR Asset-Backed Securities Trust,
Series 2003-NC01, Class M5, 1 Month LIBOR + 6.000% (Cap N/A, Floor 4.000%)
4.542%(c)	04/25/33	87	74,471
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.085%(c)	09/25/34	89	85,060
Series 2005-NC01, Class M2, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
0.935%(c)	12/25/34	183	174,769
Merrill Lynch Mortgage Investors Trust,
Series 2003-OPT1, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.160%(c)	07/25/34	122	117,158
Series 2004-HE01, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.500%)
2.435%(c)	04/25/35	530	476,375
Series 2005-NC01, Class M2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)
1.265%(c)	10/25/35	313	304,920
MFA LLC,
Series 2018-NPL01, Class A1, 144A
3.875%	05/25/48	1,126	1,117,567
Mid-State Capital Trust,
Series 2010-01, Class M, 144A
5.250%	12/15/45	139	143,853

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.040%(c)	01/25/34	99	$97,922
Series 2004-HE06, Class M2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.085%(c)	08/25/34	131	126,848
Series 2004-NC02, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)
1.985%(c)	12/25/33	4	4,225
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.085%(c)	05/25/34	509	492,775
Series 2005-HE01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)
0.965%(c)	12/25/34	238	211,581
New Century Home Equity Loan Trust,
Series 2003-04, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
1.310%(c)	10/25/33	1,446	1,412,481
Series 2003-04, Class M2, 1 Month LIBOR + 2.730% (Cap N/A, Floor 1.820%)
2.915%(c)	10/25/33	256	255,247
Series 2003-B, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)
2.660%(c)	11/25/33	144	144,173
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.510%)
0.950%(c)	02/25/35	457	435,704
NovaStar Mortgage Funding Trust,
Series 2003-02, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 1.850%)
2.960%(c)	09/25/33	372	375,452
OneMain Financial Issuance Trust,
Series 2018-02A, Class A, 144A
3.570%	03/14/33	3,330	3,448,659
Option One Mortgage Acceptance Corp., Asset-Backed Certificates,
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.205%(c)	07/25/33	877	863,515
Option One Mortgage Loan Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)
1.760%(c)	05/25/34	365	355,593
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF01, Class M4, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
1.835%(c)	12/25/34	1,238	1,248,835
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2005-WCH01, Class M4, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)
1.430%(c)	01/25/36	487	483,814
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.535%(c)	04/25/23	284	273,376

SEE NOTES TO FINANCIAL STATEMENTS.

A225

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (continued)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.035%(c)	02/25/23	990	$970,272
Prestige Auto Receivables Trust,
Series 2017-01A, Class D, 144A
3.610%	10/16/23	640	651,073
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL02, Class A1, 144A
3.844%	12/27/58	1,960	1,946,535
Series 2019-NPL03, Class A1, 144A
3.105%	07/27/59	2,647	2,630,720
Prosper Marketplace Issuance Trust,
Series 2019-02A, Class B, 144A
3.690%	09/15/25	160	159,478
PRPM LLC,
Series 2019-02A, Class A1, 144A
3.967%	04/25/24	1,411	1,422,003
Series 2019-04A, Class A1, 144A
3.351%	11/25/24	1,128	1,128,125
RAMP Trust,
Series 2003-RS10, Class MII1, 1 Month LIBOR + 0.975% (Cap 14.000%, Floor 0.650%)
1.160%(c)	11/25/33	233	224,309
Series 2005-RS06, Class M4, 1 Month LIBOR + 0.975% (Cap 14.000%, Floor 0.650%)
1.160%(c)	06/25/35	1,500	1,471,944
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
0.535%(c)	08/25/36	2,000	1,892,559
Renaissance Home Equity Loan Trust,
Series 2003-02, Class M2A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 2.000%)
3.185%(c)	08/25/33	276	250,118
Santander Drive Auto Receivables Trust,
Series 2019-01, Class C
3.420%	04/15/25	1,047	1,067,774
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,015	2,107,262
Series 2019-A, Class C, 144A
3.000%	01/26/32	810	825,943
Series 2019-A, Class D, 144A
3.450%	01/26/32	2,610	2,634,737
Saxon Asset Securities Trust,
Series 2000-2, Class MF2
8.664%(cc)	07/25/30	59	50,761
Series 2003-02, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)
2.810%(c)	06/25/33	121	115,305
Series 2004-02, Class AF3
3.972%(cc)	08/25/35	16	17,088
Series 2004-02, Class MV2, 1 Month LIBOR + 1.800% (Cap 10.000%, Floor 1.200%)
1.985%(c)	08/25/35	446	441,348

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)

United States (continued)
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.085%(c)	11/25/34	420	$410,959
Stanwich Mortgage Loan Trust,
Series 2019-NPB02, Class A1, 144A
3.475%	11/16/24	1,316	1,320,711
Structured Asset Investment Loan Trust,
Series 2003-BC6, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
1.310%(c)	07/25/33	465	459,943
Series 2004-08, Class M2, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.620%)
1.115%(c)	09/25/34	493	472,388
Series 2005-HE1, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
0.655%(c)	07/25/35	247	247,911
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.355%(c)	01/25/37	769	749,404
Vericrest Opportunity Loan Transferee,
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	2,053	2,062,053
Series 2019-NPL04, Class A2, 144A
5.438%	08/25/49	510	472,525
Series 2019-NPL07, Class A1A, 144A
3.179%	10/25/49	2,724	2,697,861
Veros Automobile Receivables Trust,
Series 2018-01, Class C, 144A
4.650%	02/15/24	1,000	1,012,528
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-02, Class M2, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.160%(c)	10/25/34	802	774,752
Series 2004-02, Class M8A, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 3.000%)
4.685%(c)	10/25/34	734	640,956
Westlake Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.000%	10/16/23	4,680	4,774,690
Series 2018-03A, Class F, 144A
6.020%	02/18/25	1,585	1,542,559
Series 2019-01A, Class D, 144A
3.670%	03/15/24	5,675	5,842,056
Series 2019-01A, Class E, 144A
4.490%	07/15/24	1,415	1,458,935
Series 2019-02A, Class C, 144A
2.840%	07/15/24	310	314,316

			131,765,719

TOTAL ASSET-BACKED SECURITIES (cost $131,942,042)			133,213,917

SEE NOTES TO FINANCIAL STATEMENTS.

A226

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS — 0.1%
Canada — 0.0%
Concordia International Corp.,
Term Loan, 3 Month LIBOR + 5.500%
6.500%(c)	09/06/24	287	$263,739

United States — 0.1%
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24	11	10,677
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
4.435%(c)	12/15/24	90	82,639
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.190%(c)	06/02/25	318	307,856
California Resources Corp.,
Term Loan (11/17), 3 Month LIBOR + 4.750%
5.750%(c)	12/31/22	737	254,300
Claire’s Stores, Inc.,
Term Loan B, 3 Month LIBOR + 6.500%
6.808%(c)	12/18/26	554	437,537
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	12/01/23	38	36,066
Gulf Finance LLC,
Tranche B Term Loan, 1 – 3 Month LIBOR + 5.250%
6.250%(c)	08/25/23	172	110,801
II-VI, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
3.607%(c)	09/24/26	72	70,183
Meredith Corp.,
Term B-2 Loan, 3 Month LIBOR + 2.500%
3.260%(c)	01/31/25	106	98,038
Moran Foods LLC,
Second Lien Tranche A Term Loan Non-PIK, 3 Month LIBOR + 10.750%
12.183%	10/01/24^	95	90,281
12.183%	10/01/24^	138	61,891
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	211	199,747
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
3.700%(c)	11/06/24	153	144,200
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Term Loan
—%	10/25/23	95	21,563
PetSmart, Inc.,
Tranche B-2 Loan, 3 Month LIBOR + 4.000%
5.000%(c)	03/11/22	202	199,136
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%
2.928%(c)	02/06/23	123	117,476
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 – 3 Month LIBOR + 2.750%
3.302%(c)	08/14/24	98	86,572
UFC Holdings LLC,
Term B Loan, 3 Month LIBOR + 3.250%
4.250%(c)	04/29/26	112	106,233

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
United States (continued)
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.428%(c)	10/22/25	108	$103,221
Viskase Cos., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.475%(c)	01/30/21	93	79,834
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 5.000%
8.250%(c)	03/29/21	64	38,231

			2,656,482

TOTAL BANK LOANS (cost $3,647,542)			2,920,221

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
United States
BANK,
Series 2019-BN21, Class XA, IO
0.997%(cc)	10/17/52	15,796	970,716
Series 2020-BN25, Class XA, IO
0.888%(cc)	01/15/63	19,834	1,286,908
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	700	673,003
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	198	180,803
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.235%(c)	06/15/35	3,000	2,678,456
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 144A, 1 Month LIBOR + 1.321% (Cap N/A, Floor 1.348%)
1.506%(c)	03/15/37	1,500	1,431,081
Commercial Mortgage Trust,
Series 2020-CBM, Class F, 144A
3.754%(cc)	02/10/37	760	596,769
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,200	1,171,131
DBGS Mortgage Trust,
Series 2018-05BP, Class B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.015%(c)	06/15/33	3,000	2,860,088
Fannie Mae-Aces,
Series 2016-M04, Class X2, IO
2.710%(cc)	01/25/39	8,435	580,838
FHLMC Multifamily Structured Pass-Through Certificates,
Series 2015-K45, Class C, 144A
3.713%(cc)	04/25/48	1,355	1,387,247
Series 2015-K48, Class B, 144A
3.764%(cc)	08/25/48	1,600	1,707,159
Series 2019-K736, Class C, 144A
3.884%(cc)	07/25/26	475	482,422
Series K0033, Class X1, IO
0.411%(cc)	07/25/23	36,097	293,616
Series K068, Class X3, IO
2.130%(cc)	10/25/44	14,240	1,722,252

SEE NOTES TO FINANCIAL STATEMENTS.

A227

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series K072, Class X3, IO
2.206%(cc)	12/25/45	14,160	$1,831,793
Series K086, Class X1, IO
0.386%(cc)	11/25/28	34,420	692,142
Series K088, Class X3, IO
2.424%(cc)	02/25/47	10,043	1,622,840
Series K089, Class X3, IO
2.375%(cc)	01/25/46	8,750	1,373,359
Series K090, Class X1, IO
0.852%(cc)	02/25/29	29,506	1,614,352
Series K090, Class X3, IO
2.389%(cc)	10/25/29	9,440	1,518,748
Series K092, Class X3, IO
2.323%(cc)	05/25/47	1,590	250,299
Series K095, Class X1, IO
1.082%(cc)	06/25/29	13,696	985,138
Series K723, Class X3, IO
1.985%(cc)	10/25/34	10,000	544,645
Series K729, Class X3, IO
2.036%(cc)	11/25/44	12,650	938,693
Series K730, Class X3, IO
2.103%(cc)	02/25/45	11,550	914,002
Series KC04, Class X1, IO
1.405%(cc)	12/25/26	9,390	549,703
Government National Mortgage Assoc.,
Series 2012-44, Class IO, IO
0.226%(cc)	03/16/49	5,868	32,706
Series 2013-80, Class IO, IO
0.896%(cc)	03/16/52	8,408	251,949
Series 2014-186, Class IO, IO
0.700%(cc)	08/16/54	9,020	326,181
Series 2015-33, Class IO, IO
0.723%(cc)	02/16/56	9,191	376,876
Series 2015-59, Class IO, IO
0.928%(cc)	06/16/56	1,397	63,158
Series 2015-86, Class IO, IO
0.688%(cc)	05/16/52	5,927	228,861
Series 2016-071, Class QI, IO
0.954%(cc)	11/16/57	16,603	994,569
Series 2017-086, Class IO, IO
0.784%(cc)	05/16/59	2,759	155,353
Series 2017-148, Class IO, IO
0.656%(cc)	07/16/59	3,248	159,975
Series 2017-171, Class IO, IO
0.694%(cc)	09/16/59	2,079	119,841
Series 2017-173, Class IO, IO
1.357%(cc)	09/16/57	3,366	271,226
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	945	546,542
Morgan Stanley Capital I Trust,
Series 2007-T27, Class B, 144A
6.215%(cc)	06/11/42	500	517,260
Velocity Commercial Capital Loan Trust,
Series 2018-02, Class A, 144A
4.050%(cc)	10/26/48	1,334	1,363,120

Interest Rate	Maturity Date		Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2019-01, Class A, 144A
3.760%(cc)	03/25/49		4,967	$4,996,965
Series 2019-01, Class M1, 144A
3.940%(cc)	03/25/49		2,257	2,238,178
Series 2019-03, Class A, 144A
3.030%(cc)	10/25/49		1,293	1,278,882
VNDO Mortgage Trust,
Series 2012-06AVE, Class A, 144A
2.996%	11/15/30		505	519,419
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.399%(cc)	03/15/45		765	643,169

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $48,428,773)				45,942,433

CONVERTIBLE BONDS — 2.8%
Argentina — 0.1%
MercadoLibre, Inc.,
Sr. Unsec’d. Notes
2.000%	08/15/28		829	1,895,147

China — 0.1%
Baozun, Inc.,
Sr. Unsec’d. Notes
1.625%	05/01/24		764	737,804
China Conch Venture Holdings International Ltd.,
Gtd. Notes
3.520%	09/05/23	HKD	6,000	830,929
Smart Insight International Ltd.,
Sr. Sec’d. Notes
4.500%	12/05/23	HKD	4,000	576,023
Zhongsheng Group Holdings Ltd.,
Sr. Unsec’d. Notes
4.570%	05/23/23	HKD	5,000	949,708

				3,094,464

France — 0.2%
Archer Obligations SA,
Gtd. Notes
0.000%(ss)	03/31/23	EUR	1,300	1,846,401
Atos SE,
Sr. Unsec’d. Notes
0.000%(ss)	11/06/24	EUR	500	741,233
LVMH Moet Hennessy Louis Vuitton SE,
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21		370	1,757,173
Orpea,
Sr. Unsec’d. Notes
0.375%	05/17/27	EUR	510	818,697
Remy Cointreau SA,
Sr. Unsec’d. Notes
0.125%	09/07/26	EUR	718	1,116,276

				6,279,780

SEE NOTES TO FINANCIAL STATEMENTS.

A228

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CONVERTIBLE BONDS (continued)
Germany — 0.0%
adidas AG,
Sr. Unsec’d. Notes
0.050%	09/12/23	EUR	200	$249,777
MTU Aero Engines AG,
Sr. Unsec’d. Notes
0.125%	05/17/23	EUR	200	287,651
Symrise AG,
Sr. Unsec’d. Notes
0.238%	06/20/24	EUR	600	850,560

				1,387,988

Japan — 0.1%
Sony Corp.,
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22	JPY	114,000	1,564,281

New Zealand — 0.1%
Xero Investments Ltd.,
Gtd. Notes
2.375%	10/04/23		971	1,428,184

Spain — 0.1%
Amadeus IT Group SA,
Sr. Unsec’d. Notes
1.500%	04/09/25	EUR	1,500	2,049,300
Cellnex Telecom SA,
Sr. Unsec’d. Notes, EMTN
1.500%	01/16/26	EUR	900	1,717,401

				3,766,701

Switzerland — 0.1%
Sika AG,
Sr. Unsec’d. Notes
0.150%	06/05/25	CHF	360	446,278
Sub. Notes
3.750%	01/30/22	CHF	600	869,347
STMicroelectronics NV,
Sr. Unsec’d. Notes, Series A
0.000%(ss)	07/03/22		800	1,079,178

				2,394,803

Taiwan — 0.0%
Sea Ltd.,
Sr. Unsec’d. Notes, 144A
1.000%	12/01/24		315	680,354

United Kingdom — 0.2%
Barclays Bank PLC,
Sr. Unsec’d. Notes
0.000%(ss)	02/04/25		1,526	1,810,662
Sr. Unsec’d. Notes, MTN
0.000%(ss)	02/18/25		1,370	1,451,108
Ocado Group PLC,
Gtd. Notes
0.875%	12/09/25	GBP	600	974,629
Vodafone Group PLC,
Sub. Notes
1.500%	03/12/22	GBP	900	1,170,450

				5,406,849

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CONVERTIBLE BONDS (continued)
United States — 1.8%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26		122	$796,301
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/25		1,041	1,297,201
Atlassian, Inc.,
Gtd. Notes
0.625%	05/01/23		1,062	2,366,708
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.599%	08/01/24	(a)	956	1,174,205
BofA Finance LLC,
Bank Gtd. Notes, MTN
0.250%	05/01/23		982	942,862
Booking Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	05/01/25	(a)	1,268	1,574,985
Chegg, Inc.,
Sr. Unsec’d. Notes
0.125%	03/15/25		654	927,828
Cloudflare, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	05/15/25		604	727,730
Coupa Software, Inc.,
Sr. Unsec’d. Notes
0.125%	06/15/25		1,502	2,721,850
Datadog, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	06/15/25		390	459,921
DexCom, Inc.,
Sr. Unsec’d. Notes
0.750%	12/01/23		691	1,714,215
Sr. Unsec’d. Notes, 144A
0.250%	11/15/25		387	395,515
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26		165	152,107
DocuSign, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23		824	2,004,569
Envestnet, Inc.,
Gtd. Notes
1.750%	06/01/23		889	1,087,100
Exact Sciences Corp.,
Sr. Unsec’d. Notes
1.000%	01/15/25		418	567,361
Five9, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/23		244	661,743
Sr. Unsec’d. Notes, 144A
0.500%	06/01/25		717	769,568
IAC FinanceCo, Inc.,
Gtd. Notes, 144A
0.875%	10/01/22		518	1,101,740

SEE NOTES TO FINANCIAL STATEMENTS.

A229

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CONVERTIBLE BONDS (continued)
United States (continued)
Illumina, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/21	(a)	977	$1,449,284
Inphi Corp.,
Sr. Unsec’d. Notes, 144A
0.750%	04/15/25	(a)	663	800,395
Insulet Corp.,
Sr. Unsec’d. Notes, 144A
0.375%	09/01/26	(a)	1,229	1,342,376
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30		16	10,884
4.000%	11/15/29		21	14,428
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46		594	899,814
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23		517	540,992
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23		1,180	1,202,723
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27		2,324	3,429,092
MongoDB, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	01/15/26	(a)	766	966,425
Oasis Petroleum, Inc.,
Gtd. Notes
2.625%	09/15/23		45	6,926
Okta, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	09/01/25		1,184	1,469,997
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23	(a)	576	700,027
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.750%	07/01/23		788	848,574
Proofpoint, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	08/15/24		581	571,077
RealPage, Inc.,
Sr. Unsec’d. Notes
1.500%	05/15/25		683	736,469
Repligen Corp.,
Sr. Unsec’d. Notes
0.375%	07/15/24		1,122	1,415,586
RingCentral, Inc.,
Sr. Unsec’d. Notes, 144A
0.780%	03/01/25		1,063	1,133,646
ServiceNow, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/01/22		735	2,203,954
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22		527	637,986

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Slack Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	04/15/25		327	$403,283
Snap, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	08/01/26		1,215	1,522,144
Southwest Airlines Co.,
Sr. Unsec’d. Notes
1.250%	05/01/25	(a)	663	793,615
Splunk, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23		835	1,197,313
Square, Inc.,
Sr. Unsec’d. Notes
0.500%	05/15/23		863	1,280,951
Twilio, Inc.,
Sr. Unsec’d. Notes
0.250%	06/01/23		438	1,359,813
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	(d)	74	11,733
Workday, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/22		863	1,189,004
Zillow Group, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	09/01/26		778	1,111,501

				50,693,521

TOTAL CONVERTIBLE BONDS (cost $66,423,097)				78,592,072

CORPORATE BONDS — 19.7%
Australia — 0.2%
APT Pipelines Ltd.,
Gtd. Notes, 144A
4.200%	03/23/25		300	329,121
5.000%	03/23/35		230	275,067
Ausgrid Finance Pty Ltd.,
Sr. Sec’d. Notes, 144A
4.350%	08/01/28		240	270,953
Commonwealth Bank of Australia,
Sub. Notes, 144A
4.500%	12/09/25		800	900,147
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
4.750%	05/15/22		112	114,076
5.125%	05/15/24		29	30,086
GAIF Bond Issuer Pty Ltd.,
Gtd. Notes, 144A
3.400%	09/30/26		150	157,324
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	03/27/27		454	485,256
4.625%	04/29/24		35	38,315
National Australia Bank Ltd.,
Sub. Notes, 144A, MTN
3.933%(ff)	08/02/34		260	282,975

SEE NOTES TO FINANCIAL STATEMENTS.

A230

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Australia (continued)
Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
3.250%	05/13/30		254	$272,406
Scentre Group Trust 1/Scentre Group Trust 2,
Gtd. Notes, 144A
3.250%	10/28/25		517	533,712
3.500%	02/12/25		110	114,605
Sydney Airport Finance Co. Pty Ltd.,
Sr. Sec’d. Notes, 144A
3.375%	04/30/25		250	259,606
Westpac Banking Corp.,
Sub. Notes
4.421%	07/24/39		60	70,503
Sub. Notes, GMTN
4.322%(ff)	11/23/31		475	527,082

				4,661,234

Belgium — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.900%	02/01/46		350	424,535
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.375%	04/15/38		1,129	1,295,004
4.439%	10/06/48		74	85,175
4.500%	06/01/50	(a)	1,847	2,198,832
4.600%	04/15/48		555	648,223
4.750%	04/15/58		10	12,050

				4,663,819

Canada — 0.5%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
5.000%	10/15/25	(a)	565	562,037
Air Canada 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.600%	09/15/28		143	130,242
Air Canada 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.750%	06/15/29		230	216,896
Air Canada 2017-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
3.550%	07/15/31		166	135,796
Alimentation Couche-Tard, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30		348	358,123
3.800%	01/25/50		95	98,205
Bank of Montreal,
Sub. Notes
3.803%(ff)	12/15/32		70	74,899
Bank of Nova Scotia (The),
Sr. Unsec’d. Notes
2.700%	08/03/26		70	76,327
Bell Canada, Inc.,
Gtd. Notes
4.300%	07/29/49		258	315,976

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Canada (continued)
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	(a)	608	$396,178
7.875%	04/15/27		223	145,596
Brookfield Finance, Inc.,
Gtd. Notes
4.850%	03/29/29		41	48,121
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
2.606%(ff)	07/22/23		816	843,721
Emera US Finance LP,
Gtd. Notes
4.750%	06/15/46	(a)	595	707,939
Enbridge, Inc.,
Gtd. Notes
3.125%	11/15/29	(a)	1,293	1,354,618
4.500%	06/10/44		235	268,570
Federation des Caisses Desjardins du Quebec,
Sr. Unsec’d. Notes, 144A
2.050%	02/10/25	(a)	592	608,838
Fortis, Inc.,
Sr. Unsec’d. Notes
3.055%	10/04/26		773	833,764
Hydro-Quebec,
Local Gov’t. Gtd. Notes, Series HY
8.400%	01/15/22		150	168,394
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24		117	100,250
Sec’d. Notes, 144A
6.500%	01/15/25		763	711,334
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27		190	157,834
NOVA Chemicals Corp.,
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24		250	232,624
5.000%	05/01/25		92	85,219
5.250%	06/01/27	(a)	601	528,778
Nutrien Ltd.,
Sr. Unsec’d. Notes
4.125%	03/15/35		60	66,825
5.250%	01/15/45		60	74,834
Open Text Corp.,
Gtd. Notes, 144A
5.875%	06/01/26		115	119,208
Quebecor Media, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/23		122	127,913
Rogers Communications, Inc.,
Gtd. Notes
3.700%	11/15/49		330	365,927
Stars Group Holdings BV/Stars Group US Co-Borrower LLC,
Gtd. Notes, 144A
7.000%	07/15/26		336	354,389
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.100%	05/15/25	(a)	622	664,579

SEE NOTES TO FINANCIAL STATEMENTS.

A231

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Canada (continued)
3.600%	12/01/24		285	$309,042
5.950%	05/15/35		60	71,227
6.800%	05/15/38		80	103,054
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
4.100%	04/15/30	(a)	546	622,855
4.250%	05/15/28	(a)	501	575,560
4.625%	03/01/34		130	150,642
4.750%	05/15/38		25	29,358
4.875%	01/15/26		260	306,734
6.200%	10/15/37		60	80,302
Videotron Ltd.,
Gtd. Notes, 144A
5.125%	04/15/27	(a)	1,222	1,273,691

				14,456,419

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25	(a)	543	563,034
5.000%(ff)	01/12/23		940	993,171
5.375%	01/12/24	(a)	597	665,563

				2,221,768

France — 0.4%
Altice France SA,
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	(a)	1,305	1,358,970
8.125%	02/01/27		400	437,404
Banque Federative du Credit Mutuel SA,
Sr. Unsec’d. Notes, 144A
2.375%	11/21/24		820	861,622
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		490	500,801
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24		712	770,193
BPCE SA,
Sr. Unsec’d. Notes, 144A
2.375%	01/14/25	(a)	1,875	1,938,310
Sub. Notes, 144A
5.150%	07/21/24		940	1,045,196
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		475	481,194
4.125%	01/10/27	(a)	565	638,623
Societe Generale SA,
Sr. Unsec’d. Notes, 144A
2.625%	10/16/24		320	327,503
Sub. Notes, 144A
3.653%	07/08/35		385	385,000
4.750%	11/24/25		870	947,490
Total Capital International SA,
Gtd. Notes
2.829%	01/10/30	(a)	521	565,518
2.986%	06/29/41		325	332,199
3.127%	05/29/50		130	132,596

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
France (continued)
3.455%	02/19/29		250	$283,885
3.461%	07/12/49		326	354,625
WEA Finance LLC,
Gtd. Notes, 144A
2.875%	01/15/27		275	269,053

				11,630,182

Germany — 0.1%
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.550%	08/15/22		494	506,478
Deutsche Bank AG,
Sr. Unsec’d. Notes, GMTN
3.125%	01/13/21		39	39,268
Siemens Financieringsmaatschappij NV,
Gtd. Notes, 144A
3.250%	05/27/25		500	554,688
Volkswagen Group of America Finance LLC,
Gtd. Notes, 144A
2.700%	09/26/22		850	877,813
3.200%	09/26/26		1,048	1,121,819

				3,100,066

Ireland — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	01/15/25		674	632,435
3.950%	02/01/22		340	339,493
6.500%	07/15/25		150	156,978
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25		600	637,953
4.750%	10/12/23		555	597,924
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
2.875%	02/15/25		970	816,965
4.375%	05/01/26		85	71,974
5.125%	10/01/23		257	237,233
5.250%	05/15/24		95	86,523
Park Aerospace Holdings Ltd.,
Gtd. Notes, 144A
5.250%	08/15/22		35	32,791

				3,610,269

Italy — 0.1%
Enel Finance International NV,
Gtd. Notes, 144A
4.875%	06/14/29		440	520,339
6.000%	10/07/39		200	269,602
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	(a)	400	437,316
Eni USA, Inc.,
Gtd. Notes
7.300%	11/15/27		65	81,376

SEE NOTES TO FINANCIAL STATEMENTS.

A232

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Italy (continued)
Telecom Italia Capital SA,
Gtd. Notes
6.000%	09/30/34	(a)	742	$807,162
6.375%	11/15/33		579	652,860

				2,768,655

Japan — 0.4%
Beam Suntory, Inc.,
Gtd. Notes
3.250%	05/15/22		60	61,950
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
2.193%	02/25/25	(a)	1,247	1,288,349
3.761%	07/26/23		1,141	1,238,879
Mizuho Financial Group, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
0.990%(c)	05/25/24		615	600,825
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26		1,498	1,537,312
2.721%(ff)	07/16/23	(a)	835	862,549
Sumitomo Mitsui Financial Group, Inc.,
Sr. Unsec’d. Notes
1.474%	07/08/25		500	500,364
2.130%	07/08/30		465	465,436
2.348%	01/15/25	(a)	824	860,632
2.696%	07/16/24		2,049	2,168,136
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
2.050%	03/31/30		380	379,677
3.175%	07/09/50		430	431,877
3.375%	07/09/60		200	199,424
4.000%	11/26/21		1,082	1,128,555
5.000%	11/26/28		619	762,990

				12,486,955

Luxembourg — 0.1%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
5.000%	01/15/28		250	248,377
7.500%	05/15/26		1,395	1,464,301
Altice France Holding SA,
Gtd. Notes, 144A
6.000%	02/15/28	(a)	460	434,854
Sr. Sec’d. Notes, 144A
10.500%	05/15/27		233	257,580
Intelsat Jackson Holdings SA,
Gtd. Notes
5.500%	08/01/23	(d)	890	507,747
Gtd. Notes, 144A
8.500%	10/15/24	(d)	416	250,385
9.750%	07/15/25	(d)	395	242,222
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	(d)	623	631,730
SES SA,
Gtd. Notes, 144A
3.600%	04/04/23		60	61,482

				4,098,678

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mexico — 0.0%
Coca-Cola Femsa SAB de CV,
Gtd. Notes
2.750%	01/22/30		150	$157,468
Fomento Economico Mexicano SAB de CV,
Sr. Unsec’d. Notes
3.500%	01/16/50		300	308,961
Mexico City Airport Trust,
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		243	214,337

				680,766

Netherlands — 0.2%
Cooperatieve Rabobank UA,
Gtd. Notes
3.750%	07/21/26		460	505,031
Sr. Unsec’d. Notes, 144A
3.875%	09/26/23		618	675,657
OCI NV,
Sr. Sec’d. Notes, 144A
5.250%	11/01/24		200	192,487
Shell International Finance BV,
Gtd. Notes
2.375%	04/06/25		1,827	1,940,487
2.750%	04/06/30	(a)	1,616	1,753,130
4.550%	08/12/43		50	62,657
Trivium Packaging Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		630	639,914

				5,769,363

Norway — 0.0%
Equinor ASA,
Gtd. Notes
1.750%	01/22/26		140	143,266
2.375%	05/22/30		140	145,739
Sr. Unsec’d. Notes
7.250%	09/23/27		95	127,871

				416,876

South Korea — 0.0%
MagnaChip Semiconductor Corp.,
Sr. Unsec’d. Notes
6.625%	07/15/21	(a)	195	193,243

Spain — 0.1%
Banco Santander SA,
Sr. Unsec’d. Notes
2.706%	06/27/24		1,200	1,262,466
3.490%	05/28/30		600	643,032
Telefonica Emisiones SA,
Gtd. Notes
4.665%	03/06/38		150	179,123

				2,084,621

Switzerland — 0.3%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25		1,588	1,640,476

SEE NOTES TO FINANCIAL STATEMENTS.

A233

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Switzerland (continued)
4.207%(ff)	06/12/24	(a)	942	$1,015,759
4.282%	01/09/28	(a)	1,670	1,867,948
Glencore Finance Canada Ltd.,
Gtd. Notes, 144A
5.550%	10/25/42		168	181,162
Novartis Capital Corp.,
Gtd. Notes
2.750%	08/14/50		398	418,115
UBS Group AG,
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30		559	603,162
3.491%	05/23/23		875	914,949
4.125%	09/24/25		478	542,439

				7,184,010

United Arab Emirates — 0.0%
Shelf Drilling Holdings Ltd.,
Gtd. Notes, 144A
8.250%	02/15/25		171	79,342

United Kingdom — 1.0%
Ashtead Capital, Inc.,
Gtd. Notes, 144A
4.000%	05/01/28		285	283,678
AstraZeneca PLC,
Sr. Unsec’d. Notes
4.000%	09/18/42		95	116,145
6.450%	09/15/37		30	45,275
BAE Systems PLC,
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30		1,294	1,412,883
Barclays PLC,
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31		200	198,521
Sub. Notes
5.200%	05/12/26		305	341,349
BAT Capital Corp.,
Gtd. Notes
3.215%	09/06/26	(a)	492	527,962
3.462%	09/06/29	(a)	338	360,116
3.557%	08/15/27	(a)	435	468,415
4.390%	08/15/37		842	917,984
4.540%	08/15/47		192	207,998
4.906%	04/02/30		960	1,125,802
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	—	(rr)	710	721,079
4.875%(ff)	—	(rr)	437	452,087
British Airways 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates, 144A
3.800%	03/20/33		261	248,090
CK Hutchison International 19 Ltd.,
Gtd. Notes, 144A
3.250%	04/11/24	(a)	696	738,618
CK Hutchison International 20 Ltd.,
Gtd. Notes, 144A
2.500%	05/08/30	(a)	853	875,025

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
Diageo Capital PLC,
Gtd. Notes
1.375%	09/29/25		490	$498,754
2.000%	04/29/30		310	320,538
HSBC Holdings PLC,
Sr. Unsec’d. Notes
2.633%(ff)	11/07/25		436	451,341
2.848%(ff)	06/04/31		790	806,136
3.803%(ff)	03/11/25		332	358,525
4.292%(ff)	09/12/26	(a)	978	1,090,460
4.950%	03/31/30	(a)	1,354	1,623,223
6.100%	01/14/42		45	63,929
Sub. Notes
7.625%	05/17/32		170	236,858
Imperial Brands Finance PLC,
Gtd. Notes, 144A
3.125%	07/26/24	(a)	562	583,702
3.500%	07/26/26		742	791,559
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	(a)	1,298	1,411,459
NatWest Markets PLC,
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23		860	878,238
Reckitt Benckiser Treasury Services PLC,
Gtd. Notes, 144A
2.375%	06/24/22		660	679,418
3.000%	06/26/27		210	228,670
Reynolds American, Inc.,
Gtd. Notes
5.700%	08/15/35		80	97,861
7.000%	08/04/41		70	87,336
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
3.875%	09/12/23	(a)	816	880,516
4.269%(ff)	03/22/25		2,133	2,318,853
4.519%(ff)	06/25/24	(a)	372	404,171
Sub. Notes
6.125%	12/15/22		175	190,885
Santander UK PLC,
Sr. Unsec’d. Notes
2.875%	06/18/24	(a)	330	351,603
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
2.744%(ff)	09/10/22		240	243,356
2.819%(ff)	01/30/26		854	873,838
4.247%(ff)	01/20/23		255	264,603
4.644%(ff)	04/01/31		290	329,312
Virgin Media Secured Finance PLC,
Sr. Sec’d. Notes, 144A
5.500%	08/15/26		200	205,157
5.500%	05/15/29	(a)	400	418,912
Vodafone Group PLC,
Sr. Unsec’d. Notes
4.125%	05/30/25		394	446,326
4.250%	09/17/50	(a)	1,044	1,215,807
4.375%	02/19/43		170	197,232

SEE NOTES TO FINANCIAL STATEMENTS.

A234

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
5.000%	05/30/38		162	$203,554
6.150%	02/27/37		45	62,707

				27,855,866

United States — 15.9%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28		100	100,228
1.400%	06/30/30		390	387,962
4.750%	11/30/36		180	241,366
4.900%	11/30/46		373	533,016
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.400%	11/06/42		85	102,405
4.450%	05/14/46	(a)	440	537,630
4.500%	05/14/35		297	358,513
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29		3,183	3,492,576
4.050%	11/21/39		211	246,354
4.250%	11/21/49		624	754,375
4.550%	03/15/35		60	72,655
4.750%	03/15/45		150	186,285
4.850%	06/15/44		200	248,549
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		91	91,001
6.500%	03/01/24		125	127,082
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24		330	335,156
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22		167	119,235
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)	870	720,953
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26		560	579,142
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32		165	150,944
AECOM,
Gtd. Notes
5.125%	03/15/27		126	135,351
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		450	511,281
AES Corp. (The),
Sr. Sec’d. Notes, 144A
3.300%	07/15/25		480	498,333
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47		410	461,790
4.125%	11/15/42		308	348,091
6.750%	12/15/37		40	56,830

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30		106	$123,671
4.000%	10/15/46		370	425,577
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23		329	150,155
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		90	134,201
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		1,943	1,950,144
3.375%	07/01/25		350	349,681
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23		130	122,703
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40		360	379,013
2.800%	05/15/50		80	84,733
Alabama Power Co.,
Sr. Unsec’d. Notes, Series V
5.600%	03/15/33		90	115,497
Albemarle Corp.,
Sr. Unsec’d. Notes
5.450%	12/01/44		60	62,369
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		92	93,969
Gtd. Notes, 144A
4.625%	01/15/27		205	205,054
4.875%	02/15/30		305	313,112
7.500%	03/15/26		378	409,181
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	(a)	675	696,214
6.750%	09/30/24		400	410,299
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.800%	04/15/26		240	270,158
4.900%	12/15/30		430	538,197
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		48	50,373
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27		50	52,676
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	(a)	301	302,269
5.875%	06/01/29	(a)	525	546,272
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		140	182,982
Sr. Unsec’d. Notes
5.125%	09/30/24		169	182,536

SEE NOTES TO FINANCIAL STATEMENTS.

A235

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sub. Notes
5.750%	11/20/25	(a)	675	$721,417
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46		789	782,774
4.800%	02/14/29		1,680	1,958,411
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	(a)	560	567,695
2.700%	06/03/60		680	693,587
3.875%	08/22/37		695	859,285
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		473	149,499
5.875%	11/15/26		66	21,067
6.125%	05/15/27		104	31,388
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25	(a)	138	135,569
5.000%	04/01/24		300	297,672
Ameren Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/31		97	108,712
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29		100	81,327
American Airlines 2016-3 Class AA Pass-Through Trust,
Pass-Through Certificates
3.000%	04/15/30		741	679,539
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	1,225	1,203,519
6.250%	03/15/26		99	96,139
6.500%	04/01/27	(a)	620	601,388
6.625%	10/15/22		1	1,012
American Financial Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/26	(a)	120	128,023
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	(a)	542	608,453
4.700%	07/10/35		110	133,349
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30		195	195,179
2.750%	01/15/27	(a)	1,663	1,776,797
3.100%	06/15/50		200	196,168
3.800%	08/15/29		95	107,707
3.950%	03/15/29	(a)	952	1,083,656
American Tower Trust,
Asset Backed, 144A
3.070%	03/15/48		100	102,695
3.652%	03/15/48		210	226,699
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50		248	280,415
4.300%	12/01/42		27	33,178

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26		208	$203,472
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		645	665,812
5.750%	05/20/27		128	135,633
5.875%	08/20/26		22	23,404
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	02/25/31		154	160,000
2.450%	02/21/30		278	293,796
3.150%	02/21/40		366	391,766
3.375%	02/21/50	(a)	600	661,293
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36		60	70,954
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24		525	447,702
Gtd. Notes, 144A
5.750%	01/15/28		150	119,578
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		296	213,809
5.375%	11/01/21		38	35,140
5.625%	06/01/23		309	199,661
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29		658	713,208
4.625%	05/15/42		115	143,720
4.650%	08/15/44		110	139,472
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43		60	48,033
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series P
6.700%	08/15/37		75	102,953
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	(a)	970	1,012,865
2.950%	09/11/49		280	306,473
3.450%	02/09/45		730	851,288
3.850%	05/04/43		250	309,857
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25		275	270,740
5.000%	02/01/28	(a)	460	436,920
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27		16	15,093
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25		200	204,775
Sr. Sec’d. Notes, 144A
4.125%	08/15/26		400	393,354

SEE NOTES TO FINANCIAL STATEMENTS.

A236

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27		490	$480,911
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		50	32,442
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27		200	207,066
2.750%	06/01/31		320	332,628
3.500%	06/01/41		750	785,714
3.650%	06/01/51		275	287,227
3.800%	02/15/27		828	929,541
4.450%	04/01/24		1,231	1,379,160
4.550%	03/09/49	(a)	1,272	1,499,376
4.800%	06/15/44		400	463,186
6.350%	03/15/40		310	431,785
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/27		200	221,008
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/30		70	81,029
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		855	891,262
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25		534	415,081
5.750%	07/15/27		149	113,838
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25		214	215,233
Baker Hughes Holdings LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40		60	73,430
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.500%	08/15/46		85	94,197
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		330	337,064
2.884%(ff)	10/22/30		1,987	2,147,219
3.705%(ff)	04/24/28	(a)	2,478	2,803,398
3.824%(ff)	01/20/28		4,099	4,630,446
3.864%(ff)	07/23/24		60	65,101
3.974%(ff)	02/07/30		960	1,115,893
Sub. Notes, MTN, Series L
4.183%	11/25/27		340	387,389
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		475	506,186
9.250%	04/01/26	(a)	1,878	2,035,693
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		1,180	1,111,899
5.250%	01/30/30		60	57,203
5.875%	05/15/23		39	39,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
6.125%	04/15/25	(a)	396	$401,225
7.000%	01/15/28		361	372,249
7.250%	05/30/29		72	75,579
9.000%	12/15/25	(a)	1,014	1,093,603
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		622	637,272
5.750%	08/15/27		13	13,772
7.000%	03/15/24	(a)	619	641,746
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30		425	451,072
3.363%	06/06/24		980	1,056,125
3.700%	06/06/27	(a)	351	391,949
3.794%	05/20/50		215	237,775
4.669%	06/06/47		70	86,380
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30		816	954,587
4.050%	04/15/25		144	164,533
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.200%	08/15/48		619	781,725
4.400%	05/15/42		200	261,478
Berry Global, Inc.,
Sec’d. Notes
5.125%	07/15/23		65	65,428
Sec’d. Notes, 144A
5.625%	07/15/27		34	35,036
Sr. Sec’d. Notes, 144A
4.875%	07/15/26		550	556,242
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30		57	57,609
3.150%	05/01/50		383	368,419
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		985	979,447
Boeing Co. (The),
Sr. Unsec’d. Notes
2.250%	06/15/26		260	251,791
3.250%	02/01/35		661	596,706
4.508%	05/01/23	(a)	520	549,462
4.875%	05/01/25		1,447	1,578,210
5.040%	05/01/27		530	584,400
5.150%	05/01/30		910	1,014,199
5.705%	05/01/40		609	693,238
Boston Scientific Corp.,
Sr. Unsec’d. Notes
1.900%	06/01/25		455	470,862
4.550%	03/01/39		212	259,712
Boyd Gaming Corp.,
Gtd. Notes
6.375%	04/01/26		500	475,173
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50		432	425,300
3.017%	01/16/27	(a)	505	546,689

SEE NOTES TO FINANCIAL STATEMENTS.

A237

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
3.543%	04/06/27	(a)	1,853	$2,055,051
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26		50	56,070
3.400%	07/26/29		380	438,599
3.450%	11/15/27		2,154	2,475,147
4.125%	06/15/39		25	31,775
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24		110	113,785
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		335	361,872
Broadcom, Inc.,
Gtd. Notes, 144A
3.150%	11/15/25	(a)	611	649,502
4.150%	11/15/30		1,013	1,102,248
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26		181	152,919
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.850%	11/15/43		75	65,183
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25		260	249,202
4.500%	03/01/28		130	122,200
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51		547	595,079
3.900%	08/01/46		555	672,728
4.400%	03/15/42		215	268,531
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		80	82,793
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	(a)	525	530,544
Sr. Unsec’d. Notes
5.750%	01/15/25		245	247,405
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31		150	160,247
3.302%	01/15/35		214	235,558
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25		371	416,810
4.800%	03/15/48		50	65,518
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.242%	02/15/25		225	230,796
2.493%	02/15/27		216	219,780
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	(a)	2,676	2,741,175
5.000%	02/01/28	(a)	231	238,562
5.125%	05/01/27		1,255	1,298,325

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
5.500%	05/01/26		230	$238,425
5.750%	02/15/26	(a)	2,620	2,715,556
5.875%	04/01/24	(a)	499	514,495
CDK Global, Inc.,
Sr. Unsec’d. Notes
5.875%	06/15/26		100	104,027
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29	(a)	334	345,599
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28		163	165,596
5.000%	09/01/25	(a)	355	365,019
Cedar Fair LP,
Gtd. Notes, 144A
5.250%	07/15/29		215	194,490
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes
5.375%	04/15/27		9	8,055
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	(a)	170	171,523
4.250%	12/15/27		185	190,790
4.625%	12/15/29		1,023	1,080,736
4.750%	01/15/25		185	189,342
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25		148	152,339
5.375%	06/01/26		200	208,142
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		65	84,308
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30		34	36,294
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28	(a)	370	384,152
6.125%	11/15/23		170	173,800
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/25		1,276	1,319,757
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26		1,190	1,188,350
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28		60	63,750
Sr. Unsec’d. Notes, Series W
6.750%	12/01/23		35	37,653
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31		320	324,799
3.700%	04/01/51	(a)	425	418,036
4.800%	03/01/50	(a)	975	1,109,429
4.908%	07/23/25		810	928,142
5.375%	05/01/47		85	100,354

SEE NOTES TO FINANCIAL STATEMENTS.

A238

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	(a)	495	$473,798
7.000%	05/15/25	(a)	588	561,897
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26		270	267,974
Gtd. Notes, 144A
4.500%	10/01/29		485	471,541
Sr. Sec’d. Notes
5.250%	10/01/25		465	463,354
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
11.500%	01/01/25	(d)	312	33,127
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27		354	370,117
2.978%	05/11/40		254	273,108
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25		85	97,661
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23	(a)	375	353,244
Sr. Sec’d. Notes, 144A
8.000%	03/15/26		48	45,378
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		425	502,799
Gtd. Notes, 144A
3.050%	10/15/27	(a)	960	1,041,233
3.250%	04/15/25		295	321,716
Sr. Unsec’d. Notes
2.400%	03/15/30	(a)	446	462,606
3.200%	03/15/40		195	207,320
3.400%	03/15/50		273	294,140
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		340	347,306
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28		65	85,260
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		336	284,326
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24		275	278,696
5.250%	03/07/25		300	311,184
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—	(rr)	340	339,354
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		195	201,451
2.976%(ff)	11/05/30		2,327	2,471,576
3.106%(ff)	04/08/26		2,532	2,720,876
3.520%(ff)	10/27/28		2,817	3,127,371

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
3.668%(ff)	07/24/28	(a)	740	$827,407
Sub. Notes
5.300%	05/06/44		50	66,106
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21		135	136,979
2.850%	07/27/26		80	86,260
Clarios Global LP/Clarios U.S. Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		329	339,207
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	(a)	1,117	1,036,201
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	(a)	1,291	1,239,956
Clearway Energy Operating LLC,
Gtd. Notes
5.000%	09/15/26		35	35,801
5.750%	10/15/25		70	72,605
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30		211	212,929
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40		701	725,236
2.600%	06/01/50	(a)	843	850,047
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24		87	89,743
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31	(a)	355	360,988
2.350%	01/15/27		820	875,876
3.200%	07/15/36		1,110	1,230,708
3.250%	11/01/39		205	226,169
3.400%	04/01/30		180	205,703
3.450%	02/01/50	(a)	836	946,540
3.750%	04/01/40	(a)	844	990,271
4.049%	11/01/52		60	73,561
4.150%	10/15/28		7	8,382
4.200%	08/15/34		209	257,965
4.250%	01/15/33		90	110,945
4.600%	10/15/38		220	280,076
Commonwealth Edison Co.,
First Mortgage
2.200%	03/01/30		509	536,975
3.000%	03/01/50		118	124,833
3.650%	06/15/46		140	163,131
3.700%	03/01/45		70	81,412
4.700%	01/15/44		165	217,176
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	(a)	375	361,774
CommScope, Inc.,
Gtd. Notes, 144A
5.000%	06/15/21		8	8,000
8.250%	03/01/27	(a)	622	638,902

SEE NOTES TO FINANCIAL STATEMENTS.

A239

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		182	$184,272
6.000%	03/01/26		1,577	1,615,875
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26		55	51,433
Gtd. Notes, 144A
7.500%	05/15/25		250	226,502
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	11/01/38		35	45,679
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		880	938,701
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.875%	06/15/47		65	75,101
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29		291	313,742
Sr. Unsec’d. Notes
3.750%	05/01/50		72	78,402
Constellium SE,
Gtd. Notes, 144A
6.625%	03/01/25	(a)	565	573,451
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25		197	184,250
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		15	13,538
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		495	314,216
Corning, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/49		150	162,374
5.350%	11/15/48		40	53,096
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32		1,082	1,095,470
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25		98	99,114
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35		595	750,341
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25		155	134,701
6.250%	04/01/23		475	422,619
Gtd. Notes, 144A
5.625%	05/01/27		145	120,619
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31		220	221,835
3.250%	01/15/51		100	100,822

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
3.300%	07/01/30	(a)	1,168	$1,284,183
4.150%	07/01/50	(a)	246	280,703
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45		100	106,673
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	05/15/26		465	478,772
5.500%	04/15/27		975	1,013,203
6.500%	02/01/29		200	218,947
Sr. Unsec’d. Notes
5.250%	06/01/24		125	132,727
5.875%	09/15/22		125	131,077
Sr. Unsec’d. Notes, 144A
5.750%	01/15/30		600	627,276
7.750%	07/15/25		200	208,018
10.875%	10/15/25		500	537,592
CSX Corp.,
Sr. Unsec’d. Notes
2.400%	02/15/30		773	817,304
3.250%	06/01/27		364	407,968
3.800%	11/01/46		165	191,774
3.800%	04/15/50		174	206,686
4.400%	03/01/43		83	101,859
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		420	463,326
3.750%	04/01/30		776	892,208
4.125%	04/01/40	(a)	391	461,145
4.250%	04/01/50		425	511,237
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36		322	343,686
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		495	502,536
6.500%	06/01/26	(a)	500	518,032
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27		175	173,827
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	(a)	689	704,433
5.125%	07/15/24		372	378,503
Gtd. Notes, 144A
4.625%	06/01/30		400	396,964
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25		555	549,219
Gtd. Notes, 144A
6.750%	09/15/37		170	152,720
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30		708	801,984
8.100%	05/15/30		80	120,765

SEE NOTES TO FINANCIAL STATEMENTS.

A240

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		130	$134,862
Sr. Sec’d. Notes, 144A
4.900%	10/01/26		675	743,340
6.020%	06/15/26		115	131,566
6.100%	07/15/27		234	270,220
6.200%	07/15/30		355	413,622
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25		370	397,123
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		143	139,931
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21		51	19,763
9.250%	03/31/22		169	65,943
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39		50	55,150
3.400%	11/15/49		50	56,021
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		757	552,734
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	05/31/25		711	760,537
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		65	70,044
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	(a)	380	415,137
3.950%	03/20/28		160	178,209
4.950%	05/15/42		65	73,869
5.200%	09/20/47		285	330,971
6.350%	06/01/40		60	80,594
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23		88	87,926
5.875%	07/15/22		20	20,363
5.875%	11/15/24	(a)	3,295	3,278,367
6.750%	06/01/21		532	541,957
7.750%	07/01/26	(a)	520	551,125
Dollar General Corp.,
Sr. Unsec’d. Notes
4.125%	04/03/50		70	83,774
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series C
3.900%	11/15/49		125	134,819
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		202	216,827
Sr. Unsec’d. Notes, Series F
5.250%	08/01/33		90	108,878

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49		70	$78,615
3.950%	11/15/28	(a)	485	577,369
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29	(a)	710	765,779
3.800%	07/15/28		430	502,714
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	(a)	368	372,518
3.750%	05/15/46		175	204,524
Sr. Unsec’d. Notes
6.120%	10/15/35		30	43,266
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30		180	186,493
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		45	52,575
4.100%	05/15/42		150	182,993
Duke Realty LP,
Sr. Unsec’d. Notes
2.875%	11/15/29		50	54,459
Duke University,
Unsec’d. Notes
2.832%	10/01/55		350	367,590
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26		150	158,974
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38		65	82,211
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27		590	610,277
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42		70	82,571
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22		590	607,240
4.125%	03/15/28		175	183,703
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.650%	08/28/28		215	238,387
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	(a)	943	901,059
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		291	326,967
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23		49	49,601

SEE NOTES TO FINANCIAL STATEMENTS.

A241

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
4.950%	05/15/28		80	$74,198
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28		560	537,645
5.750%	11/01/24		235	234,888
5.750%	09/15/25		310	317,773
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	10/15/24		200	194,458
Energizer Holdings, Inc.,
Gtd. Notes, 144A
7.750%	01/15/27		1,230	1,314,529
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25		232	237,334
3.750%	05/15/30	(a)	732	724,728
4.750%	01/15/26		75	81,724
5.000%	05/15/50		95	90,089
5.150%	02/01/43		176	164,395
5.150%	03/15/45		423	401,012
5.250%	04/15/29		200	218,299
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	—	(rr)	171	63,270
Sr. Unsec’d. Notes
4.150%	06/01/25		445	341,885
4.400%	04/01/24		75	62,382
4.850%	07/15/26		45	33,366
5.600%	04/01/44		50	30,286
Entercom Media Corp.,
Sec’d. Notes, 144A
6.500%	05/01/27		88	79,134
Entergy Louisiana LLC,
First Mortgage
2.900%	03/15/51		230	236,654
4.950%	01/15/45		125	135,261
Entergy Texas, Inc.,
First Mortgage
3.450%	12/01/27		100	108,376
3.550%	09/30/49	(a)	758	834,447
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24		125	125,858
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30		1,055	1,106,332
3.125%	07/31/29		646	691,997
3.700%	01/31/51		455	476,104
4.250%	02/15/48		50	55,005
4.450%	02/15/43		100	110,474
4.850%	08/15/42		60	69,070
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25	(d)	235	2
9.375%	05/01/24	(d)	418	71

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sr. Sec’d. Notes, 144A
7.750%	05/15/26	(d)	625	$144,918
8.000%	11/29/24	(d)	359	6,235
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26		260	238,209
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25		75	75,764
EQT Corp.,
Sr. Unsec’d. Notes
6.125%(cc)	02/01/25		290	288,924
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.400%	07/07/25		500	500,659
ERAC USA Finance LLC,
Gtd. Notes, 144A
7.000%	10/15/37		30	38,461
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	(a)	177	166,515
5.250%	05/01/25		245	237,017
Evergy Metro, Inc.,
First Mortgage
2.250%	06/01/30		260	272,839
Sec’d. Notes
5.300%	10/01/41		80	106,667
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29		984	1,053,285
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	(a)	362	462,475
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25		194	209,231
5.750%	10/01/41		95	105,769
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.610%	10/15/30	(a)	1,255	1,338,740
2.992%	03/19/25		816	886,412
2.995%	08/16/39	(a)	423	444,877
3.095%	08/16/49	(a)	278	289,364
3.452%	04/15/51		160	177,420
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.750%	05/21/29	(a)	437	512,259
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		1,022	1,068,947
Sr. Unsec’d. Notes, Series A
1.600%	01/15/26		176	177,933
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30		104	104,579
3.900%	07/15/27		890	1,009,257
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		334	374,803

SEE NOTES TO FINANCIAL STATEMENTS.

A242

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42		70	$86,687
5.625%	04/01/34		60	85,179
Ford Motor Co.,
Sr. Unsec’d. Notes
9.000%	04/22/25		430	464,952
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.470%	04/05/21		400	394,804
4.271%	01/09/27		200	186,901
4.542%	08/01/26		920	875,403
5.125%	06/16/25		225	224,775
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26		1,050	996,655
Fox Corp.,
Sr. Unsec’d. Notes
5.576%	01/25/49		60	83,240
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22		17	17,019
3.875%	03/15/23	(a)	412	412,566
4.550%	11/14/24	(a)	1,180	1,199,892
5.400%	11/14/34		8	8,070
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26	(d)	497	470,514
Sr. Sec’d. Notes, 144A
8.000%	04/01/27	(d)	495	502,770
Sr. Unsec’d. Notes
6.875%	01/15/25	(d)	111	33,764
7.125%	01/15/23	(d)	25	7,501
7.625%	04/15/24	(d)	71	23,230
11.000%	09/15/25	(d)	150	51,631
Gap, Inc. (The),
Sr. Sec’d. Notes, 144A
8.375%	05/15/23		365	396,448
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28		365	368,693
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25		600	628,205
4.418%	11/15/35		772	782,862
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27	(a)	520	532,688
3.625%	05/01/30	(a)	1,193	1,191,717
4.125%	10/09/42		188	178,745
Sr. Unsec’d. Notes, MTN
5.550%	01/05/26		25	29,070
5.875%	01/14/38		120	134,453
General Motors Financial Co., Inc.,
Gtd. Notes
5.250%	03/01/26		40	43,592
Sr. Unsec’d. Notes
2.750%	06/20/25		1,280	1,263,542

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23		52	$47,268
6.250%	05/15/26		599	515,113
7.750%	02/01/28		126	111,129
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/36		541	671,128
4.800%	04/01/44		120	160,318
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30		256	267,724
3.200%	08/15/29		559	598,445
4.150%	08/15/49		55	63,093
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series P
5.000%(ff)	—	(rr)	250	230,947
Sr. Unsec’d. Notes
3.500%	04/01/25		3,328	3,649,647
3.691%(ff)	06/05/28	(a)	2,139	2,391,723
3.800%	03/15/30	(a)	974	1,103,561
3.814%(ff)	04/23/29		416	469,911
3.850%	01/26/27	(a)	1,300	1,461,697
4.017%(ff)	10/31/38	(a)	380	439,067
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26		215	200,256
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24		75	74,872
5.875%	07/15/26	(a)	150	149,436
7.000%	05/15/27	(a)	273	281,625
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50		350	366,596
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24		35	18,143
6.375%	05/15/25		210	104,805
6.375%	01/15/26		315	151,478
6.625%	05/01/23		10	5,899
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	(a)	240	243,041
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21		60	62,689
Sr. Unsec’d. Notes, MTN
6.750%	02/01/27		60	70,343
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	(a)	2,480	2,377,293
5.375%	02/01/25	(a)	1,036	1,114,778
5.625%	09/01/28		124	138,294
5.875%	05/01/23		340	368,354
5.875%	02/15/26		1,744	1,912,533
5.875%	02/01/29	(a)	1,670	1,887,984

SEE NOTES TO FINANCIAL STATEMENTS.

A243

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sr. Sec’d. Notes
4.500%	02/15/27		2,570	$2,861,674
5.125%	06/15/39		60	69,822
5.250%	06/15/26		215	247,265
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.700%	04/15/23		120	125,821
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		260	266,678
3.000%	01/15/30	(a)	698	728,036
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27		660	663,237
Hershey Co. (The),
Sr. Unsec’d. Notes
2.650%	06/01/50		190	193,293
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24	(d)	233	72,507
6.000%	01/15/28	(d)	90	28,100
7.125%	08/01/26	(d)	315	98,322
Sec’d. Notes, 144A
7.625%	06/01/22	(d)	331	253,558
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47		100	108,376
6.000%	01/15/40		24	25,855
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.625%	02/15/26		230	227,844
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25		24	19,953
6.250%	11/01/28		125	99,318
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24		50	48,381
4.875%	01/15/30		107	105,368
5.125%	05/01/26	(a)	844	838,478
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		207	202,308
4.875%	04/01/27		132	128,862
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25		612	618,969
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49		140	153,522
3.300%	04/15/40	(a)	1,021	1,152,817
3.350%	04/15/50		280	321,922
4.200%	04/01/43		70	86,375
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/50		100	106,559

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24		865	$892,482
5.900%	02/01/27		448	478,049
6.750%	01/15/28		84	91,581
HP, Inc.,
Sr. Unsec’d. Notes
3.000%	06/17/27		80	83,904
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		80	83,450
Sr. Sec’d. Notes
5.250%	08/01/26	(a)	470	485,645
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25		30	33,968
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24		380	359,226
6.250%	05/15/26		138	137,977
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27		236	216,367
Sr. Sec’d. Notes
6.375%	05/01/26		50	49,426
Sr. Sec’d. Notes, 144A
5.250%	08/15/27		710	680,078
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47		145	174,652
3.900%	03/25/30		300	363,160
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.700%	05/15/27		479	489,093
1.950%	05/15/30		174	177,479
2.850%	05/15/40		1,753	1,822,733
4.000%	06/20/42		70	83,938
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
5.000%	09/26/48		60	69,243
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	(a)	695	710,014
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		105	110,203
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		130	132,605
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26		285	293,176
5.000%	05/15/27		600	612,015
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24		95	95,910

SEE NOTES TO FINANCIAL STATEMENTS.

A244

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Gtd. Notes, 144A
4.875%	09/15/27		242	$235,947
4.875%	09/15/29	(a)	405	393,583
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26		285	312,712
3.350%	11/15/27		372	412,879
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		770	819,388
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	(a)	410	415,444
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29		50	53,031
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		228	233,563
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37		60	76,982
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	(a)	340	393,591
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38		160	189,145
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28		375	358,870
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24		61	60,691
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.800%	05/01/50		400	456,485
4.057%	05/25/23		190	206,834
4.420%	12/15/46		137	164,800
4.597%	05/25/28		360	431,644
4.985%	05/25/38		90	115,046
5.085%	05/25/48		25	33,218
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	(a)	175	187,601
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	(a)	409	465,795
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	10/01/21		680	706,881
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	01/30/29	(a)	945	1,023,719
5.000%	06/04/42		475	495,471
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46		378	423,233
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29		45	64,408

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		525	$516,949
6.750%	07/01/36		180	149,916
6.875%	11/01/35		240	200,059
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25		194	217,067
4.400%	06/15/28		515	611,860
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26		930	969,316
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22		101	96,853
5.250%	10/01/25		7	6,057
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26		150	154,995
Gtd. Notes, 144A
4.000%	02/15/30		250	239,998
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	(a)	460	476,588
Leidos, Inc.,
Gtd. Notes, 144A
2.950%	05/15/23		110	114,830
3.625%	05/15/25		40	43,577
4.375%	05/15/30		105	118,332
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25		65	69,468
5.000%	06/15/27		220	237,620
5.250%	06/01/26		205	222,210
5.875%	11/15/24		75	81,939
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26		60	61,627
5.375%	01/15/24		188	189,496
5.375%	05/01/25		606	620,884
Gtd. Notes, 144A
4.625%	09/15/27		955	962,352
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25		180	225,713
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	(a)	720	621,343
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30		190	194,918
2.800%	06/15/50		665	699,025
3.800%	03/01/45		303	368,237
4.070%	12/15/42		75	96,226
Louisville Gas and Electric Co.,
First Mortgage
4.650%	11/15/43		70	86,488

SEE NOTES TO FINANCIAL STATEMENTS.

A245

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	(a)	556	$620,921
4.500%	04/15/30		696	854,175
4.550%	04/05/49		70	88,567
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25		320	318,634
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50		170	171,960
5.150%	10/15/43		70	78,120
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26		30	34,686
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25		290	315,655
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26		575	581,106
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32		55	67,243
Massachusetts Electric Co.,
Unsec’d. Notes, 144A
4.004%	08/15/46		70	79,888
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.350%	03/26/30		268	310,266
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		97	71,947
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	(a)	405	417,376
6.750%	12/31/25	(a)	1,037	1,075,578
Sr. Unsec’d. Notes
3.150%	03/15/23		203	191,049
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		1,222	1,201,405
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49		335	370,104
4.200%	04/01/50		145	175,495
4.700%	12/09/35		40	50,720
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		10	13,415
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	06/24/40		160	162,758
2.450%	06/24/50		190	190,728
3.700%	02/10/45		275	333,997

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26		520	$433,369
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		146	172,420
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24		610	634,830
5.750%	02/01/27	(a)	547	567,189
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	697	641,930
5.750%	06/15/25		905	898,989
6.000%	03/15/23		195	196,498
6.750%	05/01/25	(a)	795	789,979
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
2.670%	09/01/23		335	344,713
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		315	325,803
2.675%	06/01/60		60	62,594
3.450%	08/08/36	(a)	723	871,771
3.500%	11/15/42		110	131,776
3.700%	08/08/46		867	1,083,910
MidAmerican Energy Co.,
First Mortgage
4.250%	05/01/46		140	174,972
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,279	1,357,296
3.772%(ff)	01/24/29		620	705,575
3.875%	01/27/26		980	1,112,791
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25		2,226	2,353,273
3.591%(ff)	07/22/28		1,286	1,445,611
3.622%(ff)	04/01/31	(a)	864	988,242
4.300%	01/27/45		90	112,997
Sub. Notes, MTN
3.950%	04/23/27	(a)	450	504,272
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	(a)	355	376,128
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	(a)	381	354,292
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25		85	91,165
4.000%	03/15/28		581	615,295
4.500%	04/15/38		723	722,693
4.700%	04/15/48		167	167,410
5.500%	02/15/49		70	77,541

SEE NOTES TO FINANCIAL STATEMENTS.

A246

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29		315	$321,299
Mylan NV,
Gtd. Notes
3.950%	06/15/26		100	111,721
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23		30	31,547
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26		90	56,184
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25		295	119,363
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30		287	323,213
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27		60	62,857
4.300%	10/15/28		90	97,673
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.400%	02/07/28		370	416,469
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23	(a)	337	345,570
Navient Corp.,
Sr. Unsec’d. Notes
6.500%	06/15/22		160	157,252
6.750%	06/25/25		430	411,398
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	(a)	390	371,250
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27		535	534,338
6.125%	09/01/29		955	959,055
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
8.000%	10/25/24	(d)	599	26,099
8.750%	10/25/24	(d)	328	14,008
Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 6.000%
14.000%	04/25/24	(d)	168	41,640
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28		155	165,387
5.875%	11/15/28		150	170,686
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30		1,230	1,316,398
5.375%	11/15/29		222	243,384
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40		135	175,385

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
New Albertsons LP,
Sr. Unsec’d. Notes
8.000%	05/01/31		224	$249,873
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28		161	163,397
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69		100	124,101
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26	(a)	520	545,374
5.875%	04/01/36		185	196,100
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	(a)	435	440,654
5.625%	07/15/27		468	467,435
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30		920	946,373
2.750%	05/01/25		762	825,029
2.750%	11/01/29		649	700,224
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24		145	145,933
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25		74	73,581
5.500%	10/01/21		102	101,952
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	970	966,521
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40		508	566,547
3.375%	03/27/50		55	63,290
NiSource, Inc.,
Sr. Unsec’d. Notes
2.950%	09/01/29		195	212,517
6.250%	12/15/40		80	111,156
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	11/15/43		115	106,013
Noble Holding International Ltd.,
Gtd. Notes
6.200%	08/01/40		97	1,365
Gtd. Notes, 144A
7.875%	02/01/26		165	39,366
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50		910	950,080
3.950%	10/01/42		160	185,647
4.050%	08/15/52		34	40,599
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32		90	96,164

SEE NOTES TO FINANCIAL STATEMENTS.

A247

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28		1,925	$2,150,206
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		320	305,710
5.875%	09/30/26		475	474,993
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		425	445,172
7.250%	05/15/26	(a)	415	437,902
Gtd. Notes, 144A
5.250%	06/15/29		180	189,784
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.200%	05/15/27		175	196,308
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27		75	72,486
6.000%	06/01/26		75	73,475
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22		57	10,335
6.875%	01/15/23		140	23,598
Gtd. Notes, 144A
6.250%	05/01/26		710	122,673
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	08/15/22	(a)	765	712,738
8.000%	07/15/25		50	50,191
8.500%	07/15/27		55	55,137
8.875%	07/15/30		50	50,035
Ohio Edison Co.,
Sr. Unsec’d. Notes
6.875%	07/15/36		71	100,237
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33		45	62,376
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	05/15/50		70	84,513
ONE Gas, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		70	71,339
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22		120	124,181
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29		826	804,244
4.250%	02/01/22		150	156,114
4.450%	09/01/49		95	88,491
5.200%	07/15/48		110	109,619
5.850%	01/15/26		85	97,171
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	04/01/27		796	868,907

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
3.600%	04/01/40	(a)	1,401	$1,582,808
3.600%	04/01/50		1,140	1,276,308
3.850%	07/15/36		170	199,447
4.000%	07/15/46		40	47,248
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.565%	02/15/30	(a)	941	987,965
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27		283	255,423
Ovintiv, Inc.,
Gtd. Notes
8.125%	09/15/30		30	28,350
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.850%	11/15/23	(d)	1,465	1,622,997
4.000%	12/01/46	(d)	510	535,758
4.450%	04/15/42	(d)	660	741,048
4.600%	06/15/43	(d)	398	450,648
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67		90	93,836
PacifiCorp,
First Mortgage
2.700%	09/15/30		540	589,619
3.300%	03/15/51		698	770,421
4.125%	01/15/49		248	308,312
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27		1,005	1,030,486
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25		300	288,035
5.375%	01/15/25		455	443,491
5.625%	10/15/27		45	44,336
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes, 144A
6.000%	02/15/28		285	238,591
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		144	148,380
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.600%	06/01/29		200	224,015
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	(a)	424	424,850
Pepco Holdings LLC,
Sr. Unsec’d. Notes
7.450%	08/15/32		60	82,259
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.500%	03/19/40		76	89,794
3.600%	08/13/42		45	54,107
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27		280	270,230

SEE NOTES TO FINANCIAL STATEMENTS.

A248

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		770	$759,546
8.875%	06/01/25		120	119,915
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		1,627	1,632,724
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30		941	956,680
2.550%	05/28/40		565	583,326
2.700%	05/28/50	(a)	525	541,172
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28		320	318,248
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	(a)	666	686,835
3.875%	08/21/42		437	496,233
4.375%	11/15/41		230	278,747
Phillips 66,
Gtd. Notes
2.150%	12/15/30		880	854,294
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.150%	12/15/29		380	390,988
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26		325	307,087
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.350%	06/01/50		245	269,186
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	(a)	358	356,916
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30		270	265,910
4.650%	10/15/25		85	90,785
4.700%	06/15/44		95	86,128
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22		234	206,576
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		84	82,512
5.000%	08/15/26		766	769,587
5.500%	12/15/29		42	43,474
5.750%	03/01/27		520	536,299
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38		45	67,539
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28		230	230,878
6.375%	03/01/24	(a)	250	257,529

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28	(a)	295	$278,206
Sr. Sec’d. Notes, 144A
5.750%	04/15/26	(a)	570	590,839
Prologis LP,
Sr. Unsec’d. Notes
2.250%	04/15/30		144	151,336
3.250%	10/01/26	(a)	520	582,336
Public Service Co. of Colorado,
First Mortgage
1.900%	01/15/31		800	816,315
2.700%	01/15/51		213	217,844
Public Service Electric and Gas Co.,
First Mortgage, MTN
2.700%	05/01/50		289	297,923
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		54	36,713
5.625%	03/01/26		123	77,907
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26		350	363,986
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30		170	177,082
3.250%	05/20/50		250	274,660
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28		115	119,558
5.750%	05/01/25		119	121,704
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		380	286,792
Gtd. Notes, 144A
9.250%	02/01/26		170	153,044
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46		275	311,863
4.125%	11/16/28		2,578	3,036,552
4.450%	11/16/38		142	173,648
4.500%	06/01/42		45	55,878
Sr. Unsec’d. Notes, 144A
3.200%	03/15/24		360	383,846
4.350%	04/15/47		90	109,458
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47		50	61,976
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26	(a)	349	377,766
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29		150	151,480
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27		270	304,075

SEE NOTES TO FINANCIAL STATEMENTS.

A249

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23		642	$623,893
Sr. Sec’d. Notes, 144A
7.500%	07/01/25		148	148,432
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30		225	225,007
2.950%	09/15/29		310	337,581
4.200%	09/15/28		25	29,252
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27		285	253,556
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		85	94,925
Sr. Sec’d. Notes, 144A
4.500%	05/15/30		220	243,286
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/25		240	252,688
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42		80	94,949
6.125%	09/15/37		30	40,746
First Mortgage, Series TTT
4.100%	06/15/49		70	86,538
First Mortgage, Series UUU
3.320%	04/15/50		238	261,309
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	(a)	305	328,167
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		528	489,905
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		40	42,597
5.625%	11/01/24		615	654,365
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	(a)	650	678,671
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27		550	573,117
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	(a)	1,354	1,503,743
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		1,160	1,259,523
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	09/13/49		300	280,894
3.375%	10/01/24		594	638,694

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	(a)	329	$316,038
5.875%	03/15/26		12	11,804
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27	(a)	1,155	1,182,439
5.375%	04/15/25		751	771,653
5.375%	07/15/26	(a)	455	471,105
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24	(a)	559	501,227
5.500%	04/15/27	(a)	129	115,279
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24		115	62,905
5.625%	06/01/25		250	132,516
6.625%	01/15/27		83	40,993
Solera LLC/Solera Finance, Inc.,
Sr. Unsec’d. Notes, 144A
10.500%	03/01/24		121	123,420
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		430	435,923
3.650%	02/01/50		324	357,634
First Mortgage, Series E
3.700%	08/01/25		180	198,893
First Ref. Mortgage
5.550%	01/15/36		90	112,463
First Ref. Mortgage, Series B
3.650%	03/01/28		830	932,680
First Ref. Mortgage, Series C
3.600%	02/01/45		310	335,797
4.125%	03/01/48		75	87,535
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.875%	03/15/41		60	79,711
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		87	125,744
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30		327	335,586
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45		270	287,783
Southwestern Energy Co.,
Gtd. Notes
6.200%(cc)	01/23/25		607	523,045
7.500%	04/01/26		35	30,661
Spectra Energy Partners LP,
Gtd. Notes
5.950%	09/25/43		23	30,068
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	(a)	420	430,866
6.125%	12/15/24		390	401,107

SEE NOTES TO FINANCIAL STATEMENTS.

A250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Gtd. Notes, 144A
5.000%	10/01/29		289	$285,407
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25		125	124,028
Springleaf Finance Corp.,
Gtd. Notes
5.375%	11/15/29		180	169,207
6.125%	05/15/22		135	137,588
6.125%	03/15/24	(a)	325	329,885
6.875%	03/15/25		50	51,373
7.125%	03/15/26	(a)	345	356,937
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	645	786,661
8.750%	03/15/32	(a)	2,100	3,003,648
Sprint Corp.,
Gtd. Notes
7.250%	09/15/21		181	189,653
7.625%	02/15/25	(a)	2,351	2,711,902
7.625%	03/01/26		30	35,433
7.875%	09/15/23		483	544,537
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	(a)	504	515,651
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	(a)	780	790,795
5.000%	02/15/27		345	352,243
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26		738	580,588
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27		330	200,950
Starbucks Corp.,
Sr. Unsec’d. Notes
2.550%	11/15/30		290	304,373
3.350%	03/12/50	(a)	430	440,062
3.750%	12/01/47		50	53,549
State Street Corp.,
Sr. Unsec’d. Notes
4.141%(ff)	12/03/29		569	683,016
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28		75	62,980
5.000%	10/01/25	(a)	240	211,438
Stryker Corp.,
Sr. Unsec’d. Notes
1.950%	06/15/30		170	170,935
2.900%	06/15/50		140	140,147
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23		25	24,932
Gtd. Notes, 144A
5.125%	06/01/25		115	114,436

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44		265	$255,746
5.350%	05/15/45		216	210,368
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23		19	18,923
5.500%	02/15/26		92	89,363
5.875%	03/15/28		22	21,911
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
3.025%	07/09/40		320	320,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24		90	81,687
5.500%	01/15/28		140	119,740
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
5.125%	02/01/25		111	106,723
5.875%	04/15/26	(a)	1,643	1,632,852
6.500%	07/15/27		54	54,612
6.750%	03/15/24	(a)	600	603,654
6.875%	01/15/29		285	298,593
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		120	165,991
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54		200	211,357
4.900%	09/15/44		90	115,230
TEGNA, Inc.,
Gtd. Notes, 144A
4.625%	03/15/28		120	110,193
5.500%	09/15/24		55	55,963
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26		109	112,638
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	722	736,919
5.625%	10/15/23		470	476,805
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25		310	299,977
Sec’d. Notes, 144A
6.250%	02/01/27	(a)	1,195	1,185,410
Sr. Sec’d. Notes
4.625%	07/15/24		278	272,301
Sr. Sec’d. Notes, 144A
4.625%	09/01/24		57	56,343
4.875%	01/01/26	(a)	1,380	1,352,187
5.125%	11/01/27		211	208,728
Sr. Unsec’d. Notes
6.750%	06/15/23		410	406,866
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26		350	238,228

SEE NOTES TO FINANCIAL STATEMENTS.

A251

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
5.375%	12/15/24		25	$16,705
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes
5.000%	12/30/20^		165	16
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^		725	290
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		110	112,061
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30		295	299,813
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42		382	410,706
5.500%	09/01/41		170	205,339
5.875%	11/15/40		195	240,369
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		80	119,904
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	04/15/25		829	921,485
3.875%	04/15/30		40	47,009
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26		644	651,630
4.750%	02/01/28	(a)	1,438	1,518,854
6.375%	03/01/25		173	177,458
6.500%	01/15/26		780	815,363
Sr. Sec’d. Notes, 144A
1.500%	02/15/26		200	199,988
2.050%	02/15/28		1,365	1,364,702
2.550%	02/15/31		290	290,837
3.500%	04/15/25		540	588,958
3.750%	04/15/27	(a)	1,224	1,356,291
3.875%	04/15/30		239	265,466
4.375%	04/15/40		305	352,608
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37		50	71,074
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30	(a)	1,065	1,137,744
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	(a)	914	914,329
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		442	384,457
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25		231	212,171
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27		129	113,892

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24		154	$141,577
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25		104	58,008
7.500%	01/15/26		90	49,053
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
2.550%	04/27/50		192	189,184
Triumph Group, Inc.,
Gtd. Notes
7.750%	08/15/25		220	167,557
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50		340	361,298
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50		230	270,939
4.850%	12/01/48		100	129,338
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
3.000%	07/30/46		145	146,777
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27		869	961,357
4.550%	06/02/47		55	66,077
4.875%	08/15/34		40	50,205
5.150%	08/15/44		50	63,073
UDR, Inc.,
Gtd. Notes, MTN
3.200%	01/15/30		340	366,050
Union Electric Co.,
First Mortgage
2.950%	03/15/30	(a)	961	1,074,068
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.100%	09/15/67		60	71,709
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39		1,249	1,397,233
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		573	534,865
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24		126	102,593
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25		870	873,837
4.875%	01/15/28	(a)	345	353,510
5.250%	01/15/30	(a)	445	460,012
5.500%	05/15/27		310	320,888
6.500%	12/15/26		520	546,103
Sec’d. Notes
3.875%	11/15/27		190	189,990

SEE NOTES TO FINANCIAL STATEMENTS.

A252

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26		113	$71,466
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40		668	711,817
2.875%	08/15/29		150	167,254
2.900%	05/15/50		120	126,640
3.500%	08/15/39		380	440,360
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/23		205	200,644
Upjohn, Inc.,
Gtd. Notes, 144A
1.125%	06/22/22		715	719,199
1.650%	06/22/25		175	178,283
2.300%	06/22/27		220	227,096
2.700%	06/22/30		565	580,339
3.850%	06/22/40		100	107,259
4.000%	06/22/50		200	213,874
Valero Energy Corp.,
Gtd. Notes
7.500%	04/15/32		11	15,303
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.150%	03/22/30	(a)	2,105	2,373,144
3.875%	02/08/29		810	956,686
4.000%	03/22/50		162	206,285
4.016%	12/03/29		295	352,217
4.272%	01/15/36	(a)	1,494	1,849,174
4.862%	08/21/46		80	108,430
ViacomCBS, Inc.,
Gtd. Notes
4.600%	01/15/45	(a)	520	548,815
Jr. Sub. Notes
5.875%(ff)	02/28/57		140	138,540
6.250%(ff)	02/28/57		124	127,163
Sr. Unsec’d. Notes
4.750%	05/15/25		540	617,089
4.950%	05/19/50		258	286,782
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27		720	675,853
4.250%	12/01/26		817	783,120
4.625%	12/01/29		77	75,486
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27		280	318,068
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	(a)	866	928,954
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23		340	335,456
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26		136	139,198

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
5.625%	02/15/27	(a)	475	$487,473
Walmart, Inc.,
Sr. Unsec’d. Notes
3.950%	06/28/38	(a)	431	547,105
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		289	280,626
3.500%	05/13/40		381	416,619
9.500%	07/15/24		120	156,899
Waste Management, Inc.,
Gtd. Notes
4.000%	07/15/39		243	251,198
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24		175	167,032
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26		580	599,105
2.393%(ff)	06/02/28		1,570	1,621,879
2.406%(ff)	10/30/25		634	659,896
2.572%(ff)	02/11/31	(a)	314	328,227
3.196%(ff)	06/17/27		2,543	2,752,391
3.584%(ff)	05/22/28		819	909,032
4.150%	01/24/29	(a)	1,276	1,501,604
4.478%(ff)	04/04/31	(a)	1,326	1,601,647
Sub. Notes, MTN
4.400%	06/14/46		224	269,606
4.750%	12/07/46	(a)	41	52,493
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/31		540	537,963
3.100%	01/15/30	(a)	637	659,278
4.000%	06/01/25		513	566,199
6.500%	03/15/41		30	38,150
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	(a)	167	172,989
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	(d)	121	23,518
6.250%	04/01/23	(d)	20	3,471
6.625%	01/15/26	(d)	485	86,419
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	(a)	500	519,075
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%	06/30/25	(d)	455	21,387
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42		29	30,689
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26		720	527,183
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/25	(a)	300	313,064

SEE NOTES TO FINANCIAL STATEMENTS.

A253

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (continued)
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	10/15/27		315	$294,634
5.750%	06/01/26		395	381,598
8.250%	08/01/23		15	16,728
WR Grace & Co-Conn,
Gtd. Notes, 144A
5.625%	10/01/24		40	42,116
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%(cc)	04/01/24		90	86,798
5.750%(cc)	04/01/27		51	49,608
6.350%(cc)	10/01/25		86	86,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	876	804,907
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		677	605,014
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30		370	421,547
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%	03/15/23		136	136,011
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23		302	305,743
6.750%	08/15/24	(a)	324	339,396
Xylem, Inc.,
Sr. Unsec’d. Notes
1.950%	01/30/28		310	312,243
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30		423	432,260
7.750%	04/01/25		295	318,290
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		806	823,837
3.000%	05/15/50		305	321,482
3.900%	08/20/28	(a)	380	448,019
4.500%	11/13/25		210	245,172

				450,633,250

TOTAL CORPORATE BONDS (cost $558,366,815)				558,595,382

MUNICIPAL BOND — 0.0%
New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		195	259,221

(cost $195,000)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.2%
Bermuda — 0.0%
Bellemeade Re Ltd.,
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.485%(c)	03/25/29	206	$205,189
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.985%(c)	04/25/29	241	238,637
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.485%(c)	04/25/29	980	933,241

			1,377,067

United States — 4.2%
Adjustable Rate Mortgage Trust,
Series 2004-05, Class 2A1
3.577%(cc)	04/25/35	483	471,951
Alternative Loan Trust,
Series 2004-25CB, Class A1
6.000%	12/25/34	1,084	1,105,588
Series 2004-27CB, Class A1
6.000%	12/25/34	396	390,714
Series 2004-32CB, Class 2A5
5.500%	02/25/35	298	302,146
Series 2005-64CB, Class 1A15
5.500%	12/25/35	977	944,824
Series 2007-OA06, Class A1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	06/25/37	1,292	1,124,806
Angel Oak Mortgage Trust,
Series 2019-05, Class A3, 144A
2.921%(cc)	10/25/49	3,342	3,345,718
Series 2020-01, Class M1, 144A
3.161%(cc)	12/25/59	2,200	2,070,551
Banc of America Alternative Loan Trust,
Series 2006-05, Class 3A1
6.000%	06/25/46	36	35,250
BCAP LLC Trust,
Series 2007-AA02, Class 2A12
5.500%	04/25/37	1,363	999,823
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-09, Class 22A1
4.332%(cc)	11/25/34	184	174,387
Series 2005-06, Class 1A1
3.921%(cc)	08/25/35	150	130,767
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC5, Class A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)
0.585%(c)	10/25/34	169	138,308
Series 2005-AC06, Class 1A2, IO, 1 Month LIBOR x (1) + 5.000% (Cap 5.000%, Floor 0.000%)
4.816%(c)	09/25/35	1,469	182,789
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
1.185%(c)	02/25/49	2,216	2,211,982

SEE NOTES TO FINANCIAL STATEMENTS.

A254

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2019-INV03, Class A11, 144A, 1 Month LIBOR + 1.000% (Cap 5.500%, Floor 0.950%)
1.118%(c)	08/25/49	1,803	$1,797,020
Citigroup Mortgage Loan Trust,
Series 2003-01, Class 3A5
5.250%	09/25/33	234	235,492
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.400% (Cap 9.844%, Floor 2.400%)
4.380%(c)	10/25/35	287	277,359
Series 2006-04, Class 2A1A
6.000%	12/25/35	837	835,910
Connecticut Avenue Securities Trust,
Series 2019-R01, Class 2M2, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
2.635%(c)	07/25/31	1,467	1,430,965
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-09, Class A7
5.250%	06/25/34	135	129,617
Series 2004-22, Class A3
3.819%(cc)	11/25/34	1,315	1,276,294
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.340%)
0.865%(c)	02/25/35	276	246,824
Series 2004-J03, Class A7
5.500%	05/25/34	75	77,342
Series 2005-31, Class 3A1
3.863%(cc)	01/25/36	447	430,240
Series 2005-HYB01, Class 4A1
3.570%(cc)	03/25/35	172	169,152
Series 2005-HYB03, Class 2A2A
3.482%(cc)	06/20/35	712	704,904
Series 2006-10, Class 1A11
5.850%	05/25/36	92	69,277
Series 2006-15, Class A1
6.250%	10/25/36	142	104,122
Series 2006-18, Class 2A7
6.000%	12/25/36	192	159,101
Series 2006-HYB01, Class 2A2C
3.313%(cc)	03/20/36	574	532,594
Series 2006-HYB02, Class 2A1B
3.531%(cc)	04/20/36	915	813,341
Series 2007-02, Class A16
6.000%	03/25/37	553	433,664
Series 2007-09, Class A11
5.750%	07/25/37	862	668,148
Series 2007-HYB01, Class 2A1
3.242%(cc)	03/25/37	1,392	1,237,948
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2005-10, Class 1A1
5.000%	11/25/20	104	56,825
Deephaven Residential Mortgage Trust,
Series 2018-04A, Class B2, 144A
6.125%(cc)	10/25/58	1,400	1,304,288
Series 2019-02A, Class M1, 144A
3.921%(cc)	04/25/59	825	800,959

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2019-04A, Class A3, 144A
3.047%(cc)	10/25/59	3,617	$3,648,064
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR02, Class 1A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.305%(c)	05/25/36	2,217	2,016,264
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2006-AR01, Class 1A3, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
0.515%(c)	02/25/36	3,439	3,206,644
Fannie Mae Connecticut Avenue Securities,
Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.385%(c)	01/25/30	2,156	2,110,690
Series 2017-C07, Class 2M2, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.685%(c)	05/25/30	1,874	1,842,972
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.435%(c)	07/25/30	1,907	1,860,584
Series 2018-C02, Class 2M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.385%(c)	08/25/30	2,336	2,283,774
Series 2018-C04, Class 2M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 2.550%)
2.735%(c)	12/25/30	687	676,552
Series 2018-C05, Class 1M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.535%(c)	01/25/31	1,924	1,881,636
Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.185%(c)	03/25/31	1,044	1,002,042
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	141	174,978
Series 2002-T19, Class A2
7.000%	07/25/42	253	305,802
Fannie Mae Interest Strip,
Series 417, Class C11, IO
2.500%	02/25/28	1,354	73,847
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	576	659,701
Series 2003-W10, Class 3A5
4.299%	06/25/43	389	429,186
Series 2004-W11, Class 1A1
6.000%	05/25/44	350	424,057
Series 2004-W11, Class 1PO, PO
4.466%(s)	05/25/44	259	217,823
Series 2004-W12, Class 1A2
6.500%	07/25/44	216	254,082
Series 2004-W12, Class 1PO, PO
1.242%(s)	07/25/44	270	256,180
Series 2009-W01, Class A
6.000%	12/25/49	142	164,059

SEE NOTES TO FINANCIAL STATEMENTS.

A255

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	149	$173,193
Series 2003-49, Class YC
4.000%	06/25/23	53	54,617
Series 2003-78, Class B
5.000%	08/25/23	146	152,451
Series 2004-35, Class AZ
4.500%	05/25/34	322	351,859
Series 2004-70, Class EB
5.000%	10/25/24	24	25,229
Series 2006-08, Class FH, 1 Month LIBOR + 0.250% (Cap 7.500%, Floor 0.250%)
0.435%(c)	03/25/36	556	545,515
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
0.228%(c)	12/25/36	35	34,455
Series 2006-44, Class P, PO
1.291%(s)	12/25/33	34	32,549
Series 2006-77, Class PC
6.500%	08/25/36	47	54,423
Series 2007-109, Class YI, IO, 1 Month LIBOR x (1) + 6.450% (Cap 6.450%, Floor 0.000%)
6.266%(c)	12/25/37	418	95,320
Series 2008-85, Class EB
5.000%	09/25/28	29	31,459
Series 2011-52, Class GB
5.000%	06/25/41	319	368,721
Series 2011-84, Class PZ
5.250%	09/25/41	477	586,789
Series 2012-13, Class JP
4.500%	02/25/42	117	123,638
Series 2012-79, Class TP
6.500%	07/25/42	90	104,994
Series 2013-04, Class AJ
3.500%	02/25/43	356	395,711
Series 2013-083, Class CA
3.500%	10/25/37	97	97,400
Series 2013-13, Class IK, IO
2.500%	03/25/28	1,008	51,983
Series 2013-31, Class NC
3.000%	04/25/43	554	601,509
Fannie Mae Trust,
Series 2003-W03, Class 2A5
5.356%	06/25/42	167	193,390
Series 2003-W06, Class 1A41
5.398%	10/25/42	291	335,249
Series 2003-W06, Class F, 1 Month LIBOR + 0.350% (Cap 8.500%, Floor 0.350%)
0.518%(c)	09/25/42	328	327,329
Series 2004-W01, Class 1A7
5.681%	11/25/43	561	638,513
Series 2004-W09, Class 1PO, PO
2.986%(s)	02/25/44	319	283,170

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	457	$545,543
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	134	152,382
Series 2768, Class PK
5.000%	03/15/34	117	129,858
Series 2846, Class GB
5.000%	08/15/24	198	209,041
Series 2877, Class PB
5.500%	10/15/34	548	622,344
Series 2902, Class QG
5.500%	12/15/34	109	126,647
Series 3158, Class NE
5.500%	05/15/36	121	141,442
Series 3187, Class Z
5.000%	07/15/36	243	277,092
Series 3443, Class PT
6.500%	03/15/37	391	464,854
Series 3704, Class DC
4.000%	11/15/36	81	84,356
Series 3816, Class HN
4.500%	01/15/41	420	479,681
Series 3827, Class BM
5.500%	08/15/39	101	103,370
Series 3920, Class LP
5.000%	01/15/34	203	234,694
Series 4054, Class HI, IO
3.000%	05/15/26	668	19,469
Series 4168, Class JA
3.500%	02/15/43	3	3,109
Series 4182, Class ZD
3.500%	03/15/43	3,865	4,205,188
Series 4374, Class NC
3.750%	02/15/46	84	84,033
Series 4822, Class ZB
4.000%	07/15/48	968	1,061,078
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	471	526,024
Series 304, Class C32, IO
3.000%	12/15/27	681	38,925
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-HQA02, Class M3, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
5.335%(c)	11/25/28	922	963,305
Series 2017-HQA01, Class M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.735%(c)	08/25/29	433	440,015
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-HRP02, Class M3, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.585%(c)	02/25/47	4,700	4,360,826

SEE NOTES TO FINANCIAL STATEMENTS.

A256

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Freddie Mac Structured Pass-Through Certificates,
Series T-48, Class 1A4
5.538%	07/25/33	459	$527,179
Fremont Home Loan Trust,
Series 2004-A, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)
1.010%(c)	01/25/34	1,136	1,102,242
GCAT Trust,
Series 2019-NQM02, Class A3, 144A
3.162%	09/25/59	3,354	3,434,431
Government National Mortgage Assoc.,
Series 2003-34, Class PM
4.000%	04/20/33	257	269,555
Series 2004-19, Class KE
5.000%	03/16/34	500	564,361
Series 2005-03, Class QB
5.000%	01/16/35	166	181,106
Series 2008-38, Class BG
5.000%	05/16/38	259	294,148
Series 2011-22, Class WA
5.873%(cc)	02/20/37	213	248,512
Series 2012-80, Class IB, IO, 1 Month LIBOR x (1) + 6.800% (Cap 0.300%, Floor 0.000%)
0.300%(c)	10/20/39	3,697	7,561
Series 2012-H24, Class FG, 1 Month LIBOR + 0.430% (Cap 5.590%, Floor 0.430%)
0.733%(c)	04/20/60	3	3,272
Series 2012-H31, Class FD, 1 Month LIBOR + 0.340% (Cap 11.000%, Floor 0.340%)
0.643%(c)	12/20/62	500	497,802
Series 2013-184, Class KZ
2.500%	12/20/43	785	824,923
Series 2013-H04, Class BA
1.650%	02/20/63	92	92,478
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.703%(c)	02/20/62	35	35,237
GSR Mortgage Loan Trust,
Series 2004-14, Class 5A1
4.338%(cc)	12/25/34	124	124,858
HarborView Mortgage Loan Trust,
Series 2006-14, Class 1A1A, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.374%(c)	01/25/47	1,882	1,608,871
Impac CMB Trust,
Series 2004-04, Class 1A2, 1 Month LIBOR + 0.620% (Cap 11.250%, Floor 0.310%)
0.805%(c)	09/25/34	543	512,768
Series 2004-05, Class 1M3, 1 Month LIBOR + 0.945% (Cap 11.000%, Floor 0.630%)
1.130%(c)	10/25/34	126	118,346
Series 2004-09, Class 1A1, 1 Month LIBOR + 0.760% (Cap 11.250%, Floor 0.380%)
0.945%(c)	01/25/35	506	496,978

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Series 2004-10, Class 3A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
0.885%(c)	03/25/35	462	$429,140
Series 2005-04, Class 1A1A, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.270%)
0.725%(c)	05/25/35	159	153,725
Series 2005-08, Class 1AM, 1 Month LIBOR + 0.700% (Cap 11.500%, Floor 0.350%)
0.885%(c)	02/25/36	947	883,734
Series 2007-A, Class M3, 144A, 1 Month LIBOR + 2.250% (Cap 11.500%, Floor 1.500%)
2.435%(c)	05/25/37	740	695,657
JPMorgan Mortgage Trust,
Series 2004-A06, Class 3A3
3.833%(cc)	12/25/34	133	132,031
Series 2005-A03, Class 4A1
4.541%(cc)	06/25/35	37	37,642
Series 2005-A08, Class 2A3
3.912%(cc)	11/25/35	147	134,665
Series 2006-S02, Class 2A1
5.000%	06/25/21	13	11,128
Series 2007-A01, Class 3A2
3.721%(cc)	07/25/35	341	328,997
Series 2007-S03, Class 2A3
6.000%	08/25/22	71	77,179
LHOME Mortgage Trust,
Series 2019-RTL01, Class A1, 144A
4.580%	10/25/23	1,425	1,420,271
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A7
4.088%(cc)	11/21/34	105	104,695
MASTR Alternative Loan Trust,
Series 2004-06, Class 8A1
5.500%	07/25/34	388	396,047
Series 2005-06, Class 1A2
5.500%	12/25/35	359	324,472
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	105	110,070
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1, 1 Month LIBOR + 0.780% (Cap 11.750%, Floor 0.390%)
0.965%(c)	03/25/28	98	92,527
Series 2003-F, Class A1, 1 Month LIBOR + 0.640% (Cap 11.750%, Floor 0.320%)
0.825%(c)	10/25/28	141	136,088
Series 2004-B, Class A1, 1 Month LIBOR + 0.500% (Cap 11.750%, Floor 0.250%)
0.685%(c)	05/25/29	135	129,397
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A5
3.197%(cc)	07/25/34	89	88,629
Series 2004-5AR, Class 4A
3.678%(cc)	07/25/34	212	207,640
Series 2006-07, Class 1A
5.000%	06/25/21	64	52,873

SEE NOTES TO FINANCIAL STATEMENTS.

A257

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
MortgageIT Trust,
Series 2005-02, Class 1A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.330%)
0.845%(c)	05/25/35	189	$186,577
New Residential Mortgage Loan Trust,
Series 2019-NQM04, Class M1, 144A
2.986%(cc)	09/25/59	2,900	2,651,093
Series 2019-NQM05, Class B1, 144A
4.044%(cc)	11/25/59	1,000	953,313
Opteum Mortgage Acceptance Corp. Trust,
Series 2006-01, Class 1APT, 1 Month LIBOR + 0.210% (Cap 12.000%, Floor 0.210%)
0.395%(c)	04/25/36	158	145,098
PRPM,
Series 2019-GS01, Class A2, 144A
4.750%(cc)	10/25/24	2,224	2,180,306
RALI Trust,
Series 2006-QH01, Class A1, 1 Month LIBOR + 0.190% (Cap 10.000%, Floor 0.190%)
0.375%(c)	12/25/36	1,577	1,458,537
Series 2007-QH07, Class 1A1, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.435%(c)	08/25/37	719	641,547
Residential Asset Securitization Trust,
Series 2004-A03, Class A7
5.250%	06/25/34	211	220,231
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.200% (Cap 11.500%, Floor 0.200%)
0.390%(c)	07/20/36	332	310,025
Starwood Mortgage Residential Trust,
Series 2019-INV01, Class M1, 144A
3.056%(cc)	09/27/49	3,000	2,714,663
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-08, Class 3A
3.532%(cc)	07/25/34	248	249,526
Series 2004-12, Class 9A
3.717%(cc)	09/25/34	311	307,900
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
0.555%(c)	07/25/34	217	216,490
Series 2007-09, Class 1A1, 6 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.015%(c)	10/25/37	1,918	1,736,000
Structured Asset Mortgage Investments II Trust,
Series 2003-AR4, Class A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
0.894%(c)	01/19/34	374	355,315
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
0.894%(c)	03/19/34	381	362,981
Series 2007-AR07, Class 1A1, 1 Month LIBOR + 0.850% (Cap 10.500%, Floor 0.850%)
1.035%(c)	05/25/47	2,797	2,061,858

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-26A, Class 3A5
3.782%(cc)	09/25/33	154	$150,821
Toorak Mortgage Corp. Ltd.,
Series 2019-01, Class A1, 144A
4.458%	03/25/22	3,650	3,659,059
Verus Securitization Trust,
Series 2019-04, Class M1, 144A
3.207%(cc)	11/25/59	2,700	2,523,633
Series 2019-INV01, Class B1, 144A
4.991%	12/25/59	167	148,593
Series 2019-INV01, Class M1, 144A
4.034%(cc)	12/25/59	280	268,155
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR08, Class 2AB2, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.420%)
1.025%(c)	07/25/45	1,488	1,348,290
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)
0.735%(c)	07/25/44	1,090	1,045,506
Series 2005-AR03, Class A2
3.618%(cc)	03/25/35	240	235,319
Series 2005-AR10, Class 1A3
4.124%(cc)	09/25/35	2,493	2,569,049
Series 2006-AR17, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 0.810% (Cap N/A, Floor 0.810%)
2.501%(c)	12/25/46	779	699,771
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-07, Class A43, 1 Month LIBOR + 0.500% (Cap 7.000%, Floor 0.500%)

0.685%(c)	06/25/37	36	28,569

			118,162,129

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $122,582,653)			119,539,196

SOVEREIGN BOND — 0.0%
Mexico
Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/10	50	55,437

(cost $54,861)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
Federal Home Loan Mortgage Corp.
3.500%	03/01/32	205	217,493
3.500%	03/01/32	518	554,238
4.000%	02/01/26	145	154,237
4.000%	10/01/42	312	337,414
4.500%	09/01/24	33	34,731
4.500%	08/01/30	165	178,971
4.500%	04/01/47	420	454,685
4.500%	05/01/47	231	250,065
4.500%	05/01/47	644	700,419
5.000%	04/01/22	16	16,674

SEE NOTES TO FINANCIAL STATEMENTS.

A258

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	07/01/23	73	$77,242
5.000%	10/01/23	35	38,056
5.000%	11/01/23	5	5,158
5.000%	06/01/30	125	140,710
5.000%	10/01/40	415	473,178
5.500%	06/01/23	38	39,898
5.500%	12/01/24	35	35,965
5.500%	04/01/27	42	47,002
5.500%	06/01/35	105	120,748
7.000%	11/01/37	120	139,957
Federal National Mortgage Assoc.
2.410%	11/01/29	3,170	3,442,387
2.520%	11/01/29	1,250	1,349,645
2.550%	10/01/30	1,065	1,177,403
2.570%	07/01/29	2,610	2,855,389
2.590%	10/01/28	1,525	1,676,492
2.620%	11/01/31	1,615	1,807,531
2.630%	05/01/30	1,617	1,788,019
2.710%	11/01/28	1,300	1,440,631
2.840%	11/01/34	1,200	1,364,639
3.250%	08/01/34	515	599,579
3.270%	01/01/27	1,739	1,953,046
3.340%	11/01/30	418	480,735
3.500%	08/01/32	424	453,860
3.500%	10/01/32	511	547,510
3.500%	11/01/32	403	431,961
3.500%	04/01/33	653	695,708
3.500%	04/01/33	727	780,056
3.500%	05/01/33	614	659,033
3.500%	09/01/42	570	614,897
3.500%	10/01/42	571	615,925
3.500%	01/01/43	664	716,363
3.500%	07/01/43	597	644,491
3.820%	07/01/27	1,962	2,242,948
3.821%(cc)	05/01/22	588	598,180
4.000%	06/01/32	463	495,967
4.000%	06/01/33	342	368,452
4.000%	06/01/47	803	887,779
4.000%	08/01/48	358	378,994
4.339%(cc)	06/01/21	375	387,186
4.500%	06/01/26	206	220,527
4.500%	09/01/26	67	71,519
4.500%	04/01/47	852	953,927
4.630%	01/01/21	511	512,046
4.762%	08/01/26	1,220	1,411,296
5.000%	05/01/23	40	43,865
5.000%	06/01/23	38	40,339
5.000%	01/01/26	171	180,179
5.000%	12/01/29	121	135,169
5.000%	10/01/39	266	305,405
5.000%	07/01/41	224	256,014
5.500%	07/01/21	28	28,694
5.500%	01/01/22	11	11,310
5.500%	01/01/26	23	25,188
5.500%	06/01/26	21	23,113
5.500%	05/01/28	85	93,665
5.500%	05/01/33	189	216,018
5.500%	06/01/33	107	117,899

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.500%	10/01/33		95	$108,872
5.500%	01/01/34		277	317,342
5.500%	02/01/35		122	140,518
5.500%	04/01/36		60	67,159
5.500%	04/01/37		162	185,441
6.000%	10/01/22		67	69,081
6.000%	10/01/27		103	114,765
6.000%	11/01/27		77	85,731
6.000%	03/01/34		205	236,605
6.000%	04/01/39		353	411,487
7.000%	01/01/39		140	176,378
7.500%	10/01/35		206	245,347
Government National Mortgage Assoc.
4.000%	11/20/47		575	615,243
4.500%	06/20/25		80	85,085
4.500%	11/15/39		338	377,198
5.000%	04/15/25		574	610,713
5.000%	11/15/39		1,042	1,191,207
6.000%	01/15/40		445	530,390
Tennessee Valley Authority Principal Strip, Bonds
2.743%(s)	06/15/35		600	457,206

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $42,910,103)				46,143,588

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds
1.250%	05/15/50		65	62,410
2.000%	02/15/50	(a)	2,955	3,382,090
2.250%	08/15/46		2,634	3,122,113
2.250%	08/15/49		305	366,524
2.375%	11/15/49		30	37,022
3.000%	11/15/44		38	50,861
3.125%	05/15/48		65	91,030
3.625%	02/15/44	(a)	2,000	2,926,875
3.750%	11/15/43	(a)	416	618,995
3.875%	08/15/40		65	96,799
4.375%	02/15/38		100	155,375
U.S. Treasury Notes
0.375%	03/31/22		9,300	9,334,512
0.500%	03/15/23	(a)	7,300	7,365,016
0.500%	03/31/25	(a)	2,700	2,728,266
0.625%	03/31/27		1,200	1,211,813
1.625%	08/15/29		85	92,716
1.750%	12/31/24		341	363,698
1.750%	12/31/26		160	173,275
1.875%	08/31/24		45	48,055
2.125%	01/31/21		8,000	8,090,625
2.125%	02/29/24		30	32,095
2.500%	01/31/21	(k)	88,098	89,288,599
2.500%	05/15/24		90	97,896
2.500%	02/28/26		740	828,395
2.625%	12/31/23		1,850	2,006,527
2.875%	11/30/23		700	763,820

TOTAL U.S. TREASURY OBLIGATIONS (cost $132,287,714)				133,335,402

TOTAL LONG-TERM INVESTMENTS (cost $2,401,658,201)				2,518,420,693

SEE NOTES TO FINANCIAL STATEMENTS.

A259

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

		Shares	Value

SHORT-TERM INVESTMENTS — 20.9%
AFFILIATED MUTUAL FUNDS — 20.9%
PGIM Core Ultra Short Bond Fund(w)		372,276,721	$372,276,721
PGIM Institutional Money Market Fund (cost $219,329,612; includes $219,226,686 of cash collateral for securities on loan)(b)(w)		219,347,654	219,347,654

TOTAL AFFILIATED MUTUAL FUNDS (cost $591,606,333)			591,624,375

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATION(k)(n) — 0.0%
U.S. Treasury Bills
0.145%	09/17/20	880	879,733

(cost $879,722)
OPTION PURCHASED*~ — 0.0% (cost $186,248)			169,740

TOTAL SHORT-TERM INVESTMENTS (cost $592,672,303)			592,673,848

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTION WRITTEN — 109.7% (cost $2,994,330,504)			3,111,094,541

		Shares

SECURITIES SOLD SHORT — (0.5)%

COMMON STOCKS
United States
Acacia Communications, Inc.*		8,129	(546,187)
CME Group, Inc.		2,357	(383,107)
Coca-Cola Co. (The)		26,906	(1,202,160)
Colgate-Palmolive Co.		7,519	(550,842)
FirstEnergy Corp.		4,711	(182,692)
Legg Mason, Inc.		54,759	(2,724,260)
Molson Coors Beverage Co. (Class B Stock)		22,474	(772,207)
Mondelez International, Inc. (Class A Stock)		10,436	(533,593)
Motorola Solutions, Inc.		6,685	(936,769)
Roku, Inc.*		2,043	(238,071)
Simon Property Group, Inc. REIT		3,974	(271,742)
Sirius XM Holdings, Inc.		119,200	(699,704)
Tech Data Corp.*		19,072	(2,765,440)
Vornado Realty Trust		31,804	(1,215,231)

TOTAL SECURITIES SOLD SHORT (proceeds received $12,949,153)			(13,022,005)

Value

OPTION WRITTEN*~ — (0.0)%
(premiums received $71,074)	(42,550)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTION WRITTEN — 109.2% (cost $2,981,310,277)	$3,098,029,986
Liabilities in excess of other assets(z) — (9.2)%	(260,440,933)

NET ASSETS — 100.0%	$2,837,589,053

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $719,179 and 0.0% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $215,632,832; cash collateral of $219,226,686 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2020.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A260

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	07/31/20	3,050.00	23	2	$169,740

(cost $186,248)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	07/31/20	2,750.00	23	2	$(42,550)

(premiums received $71,074)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
137	2 Year U.S. Treasury Notes	Sep. 2020	$30,253,453	$6,380
7	5 Year U.S. Treasury Notes	Sep. 2020	880,195	2,205
604	10 Year U.S. Treasury Notes	Sep. 2020	84,059,816	(10,765)
153	20 Year U.S. Treasury Bonds	Sep. 2020	27,320,063	148,463
41	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	8,944,406	74,880
17	DJ US Real Estate Index	Sep. 2020	526,660	(6,179)
1,122	Euro STOXX 50 Index	Sep. 2020	40,628,074	1,684,511
2,768	Mini MSCI EAFE Index	Sep. 2020	246,130,560	4,618,964
1,284	Mini MSCI Emerging Markets Index	Sep. 2020	63,281,940	1,740,389
783	Russell 2000 E-Mini Index	Sep. 2020	56,282,040	2,263,023
1,568	S&P 500 E-Mini Index	Sep. 2020	242,271,680	5,209,362
33	TOPIX Index	Sep. 2020	4,763,186	(220,280)

				15,510,953

Short Positions:
876	10 Year Euro-Bund	Sep. 2020	173,728,513	(1,818,927)
284	10 Year U.S. Ultra Treasury Notes	Sep. 2020	44,725,564	(216,472)
346	FTSE 100 Index	Sep. 2020	26,356,091	(506,171)
2,393	MSCI Europe Index	Sep. 2020	57,171,707	(269,778)

				(2,811,348)

				$12,699,605

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/29/20	Citibank, N.A.	AUD	2,932	$1,874,054	$2,023,564	$149,510	$—
Expiring 07/29/20	Merrill Lynch International	AUD	3,745	2,387,327	2,584,748	197,421	—
Expiring 07/29/20	Royal Bank of Canada	AUD	2,056	1,442,578	1,419,373	—	(23,205)
British Pound,
Expiring 07/02/20	Citibank, N.A.	GBP	1,445	1,805,369	1,790,440	—	(14,929)
Expiring 07/29/20	Citibank, N.A.	GBP	602	752,667	745,759	—	(6,908)
Expiring 07/29/20	Royal Bank of Canada	GBP	298	367,471	369,543	2,072	—
Expiring 07/29/20	State Street Bank & Trust Company	GBP	9,886	12,373,270	12,252,426	—	(120,844)

SEE NOTES TO FINANCIAL STATEMENTS.

A261

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
British Pound (continued),
Expiring 07/29/20	State Street Bank & Trust Company	GBP	3,259	$4,025,211	$4,038,855	$13,644	$—
Canadian Dollar,
Expiring 07/29/20	Royal Bank of Canada	CAD	2,083	1,542,328	1,534,670	—	(7,658)
Expiring 07/29/20	State Street Bank & Trust Company	CAD	9,753	6,946,481	7,184,887	238,406	—
Danish Krone,
Expiring 07/29/20	State Street Bank & Trust Company	DKK	13,761	2,086,980	2,075,986	—	(10,994)
Expiring 07/29/20	State Street Bank & Trust Company	DKK	3,826	575,823	577,264	1,441	—
Expiring 07/29/20	State Street Bank & Trust Company	DKK	1,776	262,024	267,962	5,938	—
Euro,
Expiring 07/02/20	Citibank, N.A.	EUR	8,734	9,856,699	9,812,847	—	(43,852)
Expiring 07/02/20	Royal Bank of Canada	EUR	449	500,048	504,283	4,235	—
Expiring 07/29/20	Barclays Bank PLC	EUR	397	445,227	446,269	1,042	—
Expiring 07/29/20	Royal Bank of Canada	EUR	1,294	1,464,499	1,454,997	—	(9,502)
Expiring 07/29/20	Royal Bank of Canada	EUR	220	248,073	246,978	—	(1,095)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	316	354,840	354,999	159	—
Hong Kong Dollar,
Expiring 07/02/20	The Toronto-Dominion Bank	HKD	17,219	2,221,650	2,221,619	—	(31)
Expiring 07/29/20	State Street Bank & Trust Company	HKD	10,824	1,394,971	1,396,374	1,403	—
Expiring 07/29/20	State Street Bank & Trust Company	HKD	8,748	1,127,349	1,128,492	1,143	—
Japanese Yen,
Expiring 07/02/20	Citibank, N.A.	JPY	152,103	1,427,762	1,408,716	—	(19,046)
Expiring 07/29/20	Barclays Bank PLC	JPY	1,043,748	9,717,124	9,670,148	—	(46,976)
Expiring 07/29/20	Barclays Bank PLC	JPY	201,393	1,872,615	1,865,869	—	(6,746)
Expiring 07/29/20	Citibank, N.A.	JPY	53,163	496,239	492,551	—	(3,688)
Expiring 07/29/20	State Street Bank & Trust Company	JPY	253,877	2,369,423	2,352,132	—	(17,291)
Expiring 07/29/20	State Street Bank & Trust Company	JPY	224,356	2,084,268	2,078,623	—	(5,645)
Expiring 07/29/20	State Street Bank & Trust Company	JPY	154,773	1,422,458	1,433,948	11,490	—
Expiring 07/29/20	State Street Bank & Trust Company	JPY	41,724	387,708	386,569	—	(1,139)
Norwegian Krone,
Expiring 07/29/20	Merrill Lynch International	NOK	5,389	506,711	559,926	53,215	—
Swedish Krona,
Expiring 07/29/20	Merrill Lynch International	SEK	10,253	1,018,580	1,100,696	82,116	—
Swiss Franc,
Expiring 07/02/20	Citibank, N.A.	CHF	1,151	1,217,878	1,215,022	—	(2,856)
Expiring 07/02/20	Citibank, N.A.	CHF	183	190,530	193,201	2,671	—
Expiring 07/29/20	Citibank, N.A.	CHF	284	299,697	300,102	405	—
Expiring 07/29/20	Merrill Lynch International	CHF	2,939	3,044,645	3,105,211	60,566	—
Expiring 07/29/20	Merrill Lynch International	CHF	766	792,262	808,940	16,678	—

				$80,902,839	$81,403,989	843,555	(342,405)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/20	Citibank, N.A.	GBP	1,445	$1,778,389	$1,790,440	$—	$(12,051)
Expiring 07/29/20	Barclays Bank PLC	GBP	371	465,049	459,665	5,384	—
Expiring 07/29/20	Merrill Lynch International	GBP	1,053	1,291,200	1,305,428	—	(14,228)
Expiring 07/29/20	Merrill Lynch International	GBP	357	440,885	441,868	—	(983)
Expiring 07/29/20	Merrill Lynch International	GBP	347	439,450	429,733	9,717	—
Expiring 07/29/20	Merrill Lynch International	GBP	233	289,765	288,236	1,529	—
Expiring 07/29/20	State Street Bank & Trust Company	GBP	656	813,606	813,563	43	—
Expiring 07/29/20	State Street Bank & Trust Company	GBP	222	271,407	275,055	—	(3,648)
Expiring 07/29/20	The Toronto-Dominion Bank	GBP	335	427,702	415,550	12,152	—

SEE NOTES TO FINANCIAL STATEMENTS.

A262

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
British Pound (continued),
Expiring 08/03/20	Citibank, N.A.	GBP	1,445	$1,805,674	$1,790,821	$14,853	$—
Danish Krone,
Expiring 07/29/20	Barclays Bank PLC	DKK	20,952	3,039,781	3,160,919	—	(121,138)
Expiring 07/29/20	State Street Bank & Trust Company	DKK	2,520	381,502	380,126	1,376	—
Expiring 07/29/20	State Street Bank & Trust Company	DKK	2,157	329,057	325,418	3,639	—
Expiring 07/29/20	State Street Bank & Trust Company	DKK	2,134	315,950	321,980	—	(6,030)
Expiring 07/29/20	State Street Bank & Trust Company	DKK	1,923	283,129	290,055	—	(6,926)
Expiring 07/29/20	State Street Bank & Trust Company	DKK	862	129,834	130,053	—	(219)
Expiring 07/29/20	The Toronto-Dominion Bank	DKK	3,119	476,579	470,586	5,993	—
Euro,
Expiring 07/02/20	Citibank, N.A.	EUR	7,317	8,020,840	8,221,414	—	(200,574)
Expiring 07/02/20	Citibank, N.A.	EUR	839	943,879	942,202	1,677	—
Expiring 07/02/20	Royal Bank of Canada	EUR	465	511,982	522,251	—	(10,269)
Expiring 07/02/20	State Street Bank & Trust Company	EUR	340	373,575	382,510	—	(8,935)
Expiring 07/02/20	State Street Bank & Trust Company	EUR	221	241,430	248,753	—	(7,323)
Expiring 07/29/20	Citibank, N.A.	EUR	711	797,413	799,103	—	(1,690)
Expiring 07/29/20	Merrill Lynch International	EUR	1,257	1,378,426	1,413,254	—	(34,828)
Expiring 07/29/20	Merrill Lynch International	EUR	295	320,834	331,358	—	(10,524)
Expiring 07/29/20	Royal Bank of Canada	EUR	1,790	2,017,099	2,012,606	4,493	—
Expiring 07/29/20	Royal Bank of Canada	EUR	680	734,280	764,072	—	(29,792)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	49,856	56,297,625	56,050,068	247,557	—
Expiring 07/29/20	State Street Bank & Trust Company	EUR	3,034	3,282,883	3,411,267	—	(128,384)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	1,387	1,518,926	1,559,115	—	(40,189)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	1,107	1,258,269	1,243,991	14,278	—
Expiring 07/29/20	State Street Bank & Trust Company	EUR	833	936,013	936,695	—	(682)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	522	564,007	586,735	—	(22,728)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	467	505,898	525,174	—	(19,276)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	435	476,636	489,170	—	(12,534)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	397	429,212	446,081	—	(16,869)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	370	400,028	415,472	—	(15,444)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	332	377,888	373,008	4,880	—
Expiring 07/29/20	State Street Bank & Trust Company	EUR	309	334,975	346,885	—	(11,910)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	229	249,957	257,696	—	(7,739)
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	1,954	2,201,001	2,196,288	4,713	—
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	1,333	1,512,231	1,498,666	13,565	—
Expiring 08/03/20	Citibank, N.A.	EUR	8,734	9,863,582	9,819,885	43,697	—
Expiring 08/03/20	State Street Bank & Trust Company	EUR	411	461,755	462,123	—	(368)
Hong Kong Dollar,
Expiring 07/02/20	Citibank, N.A.	HKD	17,219	2,219,456	2,221,619	—	(2,163)
Expiring 08/03/20	The Toronto-Dominion Bank	HKD	17,219	2,221,319	2,221,282	37	—
Japanese Yen,
Expiring 07/02/20	Citibank, N.A.	JPY	152,103	1,413,154	1,408,716	4,438	—
Expiring 07/29/20	Merrill Lynch International	JPY	47,449	442,347	439,603	2,744	—
Expiring 07/29/20	State Street Bank & Trust Company	JPY	89,001	829,562	824,575	4,987	—
Expiring 07/29/20	State Street Bank & Trust Company	JPY	26,687	248,382	247,253	1,129	—
Expiring 08/03/20	Citibank, N.A.	JPY	152,103	1,428,377	1,409,298	19,079	—
Norwegian Krone,
Expiring 07/29/20	The Toronto-Dominion Bank	NOK	4,919	513,155	511,126	2,029	—
Swedish Krona,
Expiring 07/29/20	Royal Bank of Canada	SEK	2,881	306,775	309,275	—	(2,500)
Expiring 07/29/20	State Street Bank & Trust Company	SEK	16,236	1,722,839	1,743,016	—	(20,177)
Expiring 07/29/20	State Street Bank & Trust Company	SEK	3,497	374,880	375,464	—	(584)
Expiring 07/29/20	State Street Bank & Trust Company	SEK	2,299	246,585	246,812	—	(227)
Swiss Franc,
Expiring 07/02/20	Citibank, N.A.	CHF	1,334	1,379,275	1,408,224	—	(28,949)

SEE NOTES TO FINANCIAL STATEMENTS.

A263

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Swiss Franc (continued),
Expiring 07/29/20	State Street Bank & Trust Company	CHF	2,114	$2,175,012	$2,233,413	$—	$(58,401)
Expiring 07/29/20	State Street Bank & Trust Company	CHF	1,515	1,604,561	1,600,764	3,797	—
Expiring 07/29/20	State Street Bank & Trust Company	CHF	275	284,125	290,849	—	(6,724)
Expiring 07/29/20	State Street Bank & Trust Company	CHF	274	288,654	289,240	—	(586)
Expiring 07/29/20	State Street Bank & Trust Company	CHF	244	251,258	257,385	—	(6,127)
Expiring 08/03/20	Citibank, N.A.	CHF	1,151	1,218,991	1,216,198	2,793	—

				$128,158,310	$128,599,450	430,579	(871,719)

						$1,274,134	$(1,214,124)

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
AIB Group PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	EUR	409	$(30,916)	$—	$(30,916)
Anglo American PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	356	7,628	—	7,628
Astrazeneca PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	380	15,408	—	15,408
Bank of Ireland Group PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	EUR	462	(27,090)	—	(27,090)
Barratt Developments PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	434	(64,293)	—	(64,293)
BHP GROUP PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	385	(13,108)	—	(13,108)
British American Tobacco PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	354	2,703	—	2,703
Calisen PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	103	(23,144)	—	(23,144)
Centrica PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	594	(89,806)	—	(89,806)
Dunelm Group PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	296	5,990	—	5,990
Games Workshop Group PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	225	18,651	—	18,651
Imperial Brands PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	210	6,104	—	6,104
Intermediate Capital Group PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	489	4,765	—	4,765
National Express Group PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	553	(165,586)	—	(165,586)
Next PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	664	(85,780)	—	(85,780)
Polymetal International PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	431	62,268	—	62,268
Prudential PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	255	(1,902)	—	(1,902)
Reckitt Benckiser Group PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	592	62,249	—	62,249
Rio Tinto PLC(M)	1 Month LIBOR	(M)	Bank of America, N.A.	7/07/20	GBP	609	1,750	—	1,750

SEE NOTES TO FINANCIAL STATEMENTS.

A264

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
Segro PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP 557	$12,120	$—	$12,120
Spirent Communications PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP 377	3,933	—	3,933
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP 524	(78,097)	—	(78,097)
The Berkeley Group Holdings(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP 312	(22,630)	—	(22,630)
William Hill PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP 212	(32,936)	—	(32,936)

					$(431,719)	$—	$(431,719)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$203,569	$(635,288)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$6,944,000	$79,641,940

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Argentina	$5,511,440	$—	$—
Australia	157,005	10,470,197	—
Austria	—	5,024,083	—
Belgium	—	1,494,365	—
Brazil	8,705,524	—	—
Canada	2,265,589	—	—
Chile	809,918	—	—
China	28,271,505	51,985,234	—
Colombia	168,497	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A265

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Czech Republic	$—	$219,174	$—
Denmark	—	11,224,386	—
Finland	—	3,628,069	—
France	—	41,385,342	—
Germany	—	23,721,083	—
Greece	—	142,737	—
Hong Kong	113,437	13,767,062	—
Hungary	—	374,671	—
India	14,292,228	6,516,993	—
Indonesia	—	5,287,468	—
Ireland	475,127	—	—
Italy	258,786	3,202,745	—
Japan	—	23,830,444	—
Macau	—	2,314,284	—
Malaysia	—	887,877	—
Mexico	5,546,454	—	—
Netherlands	7,664,262	17,830,473	—
Norway	—	816,375	—
Peru	2,889,010	—	—
Philippines	—	351,044	—
Poland	—	457,121	—
Qatar	—	287,692	—
Russia	3,517,963	1,172,362	—
Saudi Arabia	—	1,816,563	—
Singapore	—	1,156,620	—
South Africa	—	6,704,628	—
South Korea	—	21,075,887	—
Spain	—	5,519,311	—
Sweden	977,112	8,168,069	—
Switzerland	—	32,909,195	—
Taiwan	16,231,304	20,765,185	—
Thailand	—	2,250,587	—
Turkey	—	1,301,173	—
United Arab Emirates	—	256,126	—
United Kingdom	2,594,954	24,352,748	—
United States	928,836,113	1,319,664	172,151
Preferred Stocks
Brazil	1,404,827	—	—
Germany	—	3,952,680	—
United States	10,426,868	138,802	379,768
Rights
Thailand	—	1,083	—
United States	1,068	—	14,782
Warrants
United States	—	58,530	—
Asset-Backed Securities
Cayman Islands	—	1,448,198	—
United States	—	131,765,719	—
Bank Loans
Canada	—	263,739	—
United States	—	2,504,310	152,172
Commercial Mortgage-Backed Securities
United States	—	45,942,433	—
Convertible Bonds
Argentina	—	1,895,147	—
China	—	3,094,464	—
France	—	6,279,780	—
Germany	—	1,387,988	—
Japan	—	1,564,281	—

SEE NOTES TO FINANCIAL STATEMENTS.

A266

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Convertible Bonds (continued)
New Zealand	$—	$1,428,184	$—
Spain	—	3,766,701	—
Switzerland	—	2,394,803	—
Taiwan	—	680,354	—
United Kingdom	—	5,406,849	—
United States	—	50,693,521	—
Corporate Bonds
Australia	—	4,661,234	—
Belgium	—	4,663,819	—
Canada	—	14,456,419	—
Denmark	—	2,221,768	—
France	—	11,630,182	—
Germany	—	3,100,066	—
Ireland	—	3,610,269	—
Italy	—	2,768,655	—
Japan	—	12,486,955	—
Luxembourg	—	4,098,678	—
Mexico	—	680,766	—
Netherlands	—	5,769,363	—
Norway	—	416,876	—
South Korea	—	193,243	—
Spain	—	2,084,621	—
Switzerland	—	7,184,010	—
United Arab Emirates	—	79,342	—
United Kingdom	—	27,855,866	—
United States	—	450,632,944	306
Municipal Bond
New York	—	259,221	—
Residential Mortgage-Backed Securities
Bermuda	—	1,377,067	—
United States	—	118,162,129	—
Sovereign Bond
Mexico	—	55,437	—
U.S. Government Agency Obligations	—	46,143,588	—
U.S. Treasury Obligations	—	134,215,135	—
Affiliated Mutual Funds	591,624,375	—	—
Option Purchased	169,740	—	—

Total	$1,632,913,106	$1,477,462,256	$719,179

Liabilities
Common Stocks
United States	$(10,256,565)	$(2,765,440)	$—
Option Written	(42,550)	—	—

Total	$(10,299,115)	$(2,765,440)	$—

Other Financial Instruments*
Assets
Futures Contracts	$15,748,177	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	1,274,134	—
OTC Total Return Swap Agreements	—	203,569	—

Total	$15,748,177	$1,477,703	$—

Liabilities
Futures Contracts	$(3,048,572)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A267

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Forward Foreign Currency Exchange Contracts	$—	$(1,214,124)	$—
OTC Total Return Swap Agreements	—	(635,288)	—

Total	$(3,048,572)	$(1,849,412)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (7.7% represents investments purchased with collateral from securities on loan)	20.9%
Banks	7.8
Residential Mortgage-Backed Securities	5.4
U.S. Treasury Obligations	4.7
Software	4.5
Automobiles	3.6
Pharmaceuticals	3.3
Equity Real Estate Investment Trusts (REITs)	3.2
Semiconductors & Semiconductor Equipment	3.2
Internet & Direct Marketing Retail	2.6
Media	2.3
Insurance	2.1
Telecommunications	2.1
IT Services	2.0
Interactive Media & Services	1.7
U.S. Government Agency Obligations	1.6
Commercial Mortgage-Backed Securities	1.6
Oil, Gas & Consumable Fuels	1.6
Capital Markets	1.5
Machinery	1.5
Health Care Providers & Services	1.4
Electric	1.4
Technology Hardware, Storage & Peripherals	1.4
Specialty Retail	1.4
Beverages	1.2
Biotechnology	1.2
Electric Utilities	1.2
Aerospace & Defense	1.2
Health Care Equipment & Supplies	0.9
Entertainment	0.9
Oil & Gas	0.8
Healthcare-Services	0.8
Food Products	0.8
Chemicals	0.7
Road & Rail	0.7
Electrical Equipment	0.7
Diversified Financial Services	0.7
Retail	0.7
Pipelines	0.6
Food & Staples Retailing	0.6
Internet	0.6
Real Estate Investment Trusts (REITs)	0.5
Textiles, Apparel & Luxury Goods	0.5
Electronic Equipment, Instruments & Components	0.5
Containers & Packaging	0.5

Household Durables	0.5%
Commercial Services	0.4
Hotels, Restaurants & Leisure	0.4
Life Sciences Tools & Services	0.4
Metals & Mining	0.4
Building Products	0.4
Computers	0.4
Agriculture	0.4
Commercial Services & Supplies	0.4
Auto Manufacturers	0.4
Lodging	0.4
Semiconductors	0.3
Diversified Telecommunication Services	0.3
Professional Services	0.3
Industrial Conglomerates	0.3
Household Products	0.3
Other	0.3
Healthcare-Products	0.3
Transportation	0.3
Construction Materials	0.3
Personal Products	0.3
Foods	0.2
Consumer Loans	0.2
Consumer Finance	0.2
Real Estate Management & Development	0.2
Packaging & Containers	0.2
Wireless Telecommunication Services	0.2
Machinery-Diversified	0.2
Home Equity Loans	0.1
Auto Parts & Equipment	0.1
Mining	0.1
Construction & Engineering	0.1
Distributors	0.1
Communications Equipment	0.1
Building Materials	0.1
Home Furnishings	0.1
Miscellaneous Manufacturing	0.1
Apparel	0.1
Investment Companies	0.1
Diversified Consumer Services	0.1
Health Care Technology	0.1
Leisure Products	0.1
Toys/Games/Hobbies	0.1
Electrical Components & Equipment	0.1
Thrifts & Mortgage Finance	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A268

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Airlines	0.0	*%
Household Products/Wares	0.0	*
Gas	0.0	*
Tobacco	0.0	*
Multiline Retail	0.0	*
Engineering & Construction	0.0	*
Gas Utilities	0.0	*
Multi-Utilities	0.0	*
Electronics	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Trading Companies & Distributors	0.0	*
Auto Components	0.0	*
Holding Companies-Diversified	0.0	*
Distribution/Wholesale	0.0	*
Air Freight & Logistics	0.0	*
Real Estate	0.0	*
Housewares	0.0	*
Food Service	0.0	*
Oil & Gas Services	0.0	*
Office/Business Equipment	0.0	*
Environmental Control	0.0	*
Advertising	0.0	*
Home Builders	0.0	*
Leisure Time	0.0	*
Transportation Infrastructure	0.0	*
Water	0.0	*
Municipal Bond	0.0	*

Option Purchased	0.0	*%
Energy Equipment & Services	0.0	*
Manufactured Housing	0.0	*
Hand/Machine Tools	0.0	*
Machinery-Construction & Mining	0.0	*
Iron/Steel	0.0	*
Paper & Forest Products	0.0	*
Sovereign Bond	0.0	*
Option Written	(0.0	)*
Securities Sold Short
Electric Utilities	(0.0	)*
Entertainment	(0.0	)*
Food Products	(0.0	)*
Household Products	(0.0	)*
Media	(0.0	)*
Communications Equipment	(0.1)
Equity Real Estate Investment Trusts (REITs)	(0.1)
Beverages	(0.1)
Electronic Equipment, Instruments & Components	(0.1)
Capital Markets	(0.1)

	109.2
Liabilities in excess of other assets	(9.2)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$15,516,249	*	Due from/to broker — variation margin futures	$1,002,408	*
Equity contracts	Unaffiliated investments	245,203		Options written outstanding, at value	42,550
Equity contracts	Unrealized appreciation on OTC swap agreements	203,569		Unrealized depreciation on OTC swap agreements	635,288
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,274,134		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,214,124
Interest rate contracts	Due from/to broker — variation margin futures	231,928	*	Due from/to broker — variation margin futures	2,046,164	*

		$17,471,083			$4,940,534

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A269

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Equity contracts	$(72)	$20,790,689	$—	$(2,463,961)
Foreign exchange contracts	—	—	(738,385)	—
Interest rate contracts	—	11,158,491	—	—

Total	$(72)	$31,949,180	$(738,385)	$(2,463,961)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Warrants(2)	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Equity contracts	$4,737	$(59,534)	$(16,508)	$28,524	$9,190,018	$—	$(983,958)
Foreign exchange contracts	—	—	—	—	—	994,535	—
Interest rate contracts	—	—	—	—	(2,526,747)	—	—

Total	$4,737	$(59,534)	$(16,508)	$28,524	$6,663,271	$994,535	$(983,958)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$62,083	$767	$1,038,561,725	$366,729,033	$145,296,923

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)
$195,062,259	$2,876,612

Total Return Swap Agreements(2)
$9,586,895

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A270

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	N/A	$215,632,832	$(215,632,832)	$—
Securities Sold Short	BNP Paribas S.A.	$(13,022,005)	$13,022,005	$—

		$202,610,827

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Bank of America, N.A.	$203,569	$(635,288)	$(431,719)	$431,719	$—
Barclays Bank PLC	6,426	(174,860)	(168,434)	—	(168,434)
Citibank, N.A.	239,123	(336,706)	(97,583)	—	(97,583)
Merrill Lynch International	423,986	(60,563)	363,423	—	363,423
Royal Bank of Canada	10,800	(84,021)	(73,221)	—	(73,221)
State Street Bank & Trust Company	555,310	(557,943)	(2,633)	—	(2,633)
The Toronto-Dominion Bank	38,489	(31)	38,458	—	38,458

	$1,477,703	$(1,849,412)	$(371,709)	$431,719	$60,010

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A271

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $215,632,832:
Unaffiliated investments (cost $2,402,724,171)	$2,519,470,166
Affiliated investments (cost $591,606,333)	591,624,375
Foreign currency, at value (cost $2,771,886)	2,775,948
Cash segregated for counterparty — OTC	570,000
Cash	190,944
Deposit with broker for securities sold short	11,369,240
Dividends and interest receivable	9,693,030
Deposit with broker for centrally cleared/exchange-traded derivatives	6,944,000
Receivable for investments sold	6,615,158
Due from broker-variation margin futures	5,045,285
Tax reclaim receivable	2,136,754
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,274,134
Receivable for Portfolio shares sold	295,825
Unrealized appreciation on OTC swap agreements	203,569
Receivable from affiliate	4,538
Prepaid expenses	3,269

Total Assets	3,158,216,235

LIABILITIES
Payable to broker for collateral for securities on loan	219,226,686
Payable for investments purchased	84,020,449
Securities sold short, at value (proceeds received $12,949,153)	13,022,005
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,214,124
Management fee payable	953,020
Accrued expenses and other liabilities	656,629
Unrealized depreciation on OTC swap agreements	635,288
Payable to affiliate	438,701
Payable for Portfolio shares repurchased	269,104
Distribution fee payable	115,563
Options written outstanding, at value (proceeds received $71,074)	42,550
Dividends payable on securities sold short	32,306
Trustees’ fees payable	379
Affiliated transfer agent fee payable	378

Total Liabilities	320,627,182

NET ASSETS	$2,837,589,053

Net assets were comprised of:
Partners’ Equity	$2,837,589,053

Net asset value and redemption price per share, $2,837,589,053 / 167,966,638 outstanding shares of beneficial interest	$16.89

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS) INCOME
Interest income (net of $542 foreign withholding tax)	$15,242,700
Unaffiliated dividend income (net of $628,859 foreign withholding tax, of which $41,139 is reimbursable by an affiliate)	12,169,126
Affiliated dividend income	2,345,894
Income from securities lending, net (including affiliated income of $268,621)	280,075

Total income	30,037,795

EXPENSES
Management fee	10,145,132
Distribution fee	3,344,869
Custodian and accounting fees	428,275
Dividends on securities sold short	135,842
Broker fees and expenses on short sales	41,438
Audit fee	36,002
Trustees’ fees	23,738
Shareholders’ reports	12,784
Legal fees and expenses	12,308
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	50,842

Total expenses	14,234,690

NET INVESTMENT INCOME (LOSS)	15,803,105

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(88,379))	(166,666,523)
Futures transactions	31,949,180
Forward and cross currency contract transactions	(738,385)
Short sales transactions	2,616,626
Swap agreements transactions	(2,463,961)
Foreign currency transactions	(3,971,384)

(139,274,447)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $7,906)	(151,360,361)
Futures	6,663,271
Forward and cross currency contracts	994,535
Options written	28,524
Short sales	229,857
Swap agreements	(983,958)
Foreign currencies	(244,732)

(144,672,864)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(283,947,311)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(268,144,206)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$15,803,105	$50,128,488
Net realized gain (loss) on investment and foreign currency transactions	(139,274,447)	165,128,684
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(144,672,864)	330,809,540

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(268,144,206)	546,066,712

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [89,659,747 and 12,072,468 shares, respectively]	1,374,072,552	192,132,283
Portfolio shares repurchased [104,034,305 and 12,179,647 shares, respectively]	(1,553,215,879)	(205,445,312)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(179,143,327)	(13,313,029)

CAPITAL CONTRIBUTIONS	—	13,875

TOTAL INCREASE (DECREASE)	(447,287,533)	532,767,558
NET ASSETS:
Beginning of period	3,284,876,586	2,752,109,028

End of period	$2,837,589,053	$3,284,876,586

SEE NOTES TO FINANCIAL STATEMENTS.

A272

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 89.5%
COMMON STOCKS — 34.4%	Shares	Value
Aerospace & Defense — 0.3%
Airbus SE (France)*	14,991	$1,073,979
General Dynamics Corp.	4,256	636,102
Kongsberg Gruppen ASA (Norway)	13,705	192,727
Raytheon Technologies Corp.	16,268	1,002,434
Remington Outdoor Co., Inc.*^	11,576	13,746
Safran SA (France)*	32,224	3,247,117

		6,166,105

Air Freight & Logistics — 0.0%
Deutsche Post AG (Germany)*	16,546	609,929
Hyundai Glovis Co. Ltd. (South Korea)	499	42,316

		652,245

Airlines — 0.0%
Ryanair Holdings PLC (Ireland), ADR*	5,100	338,334
Southwest Airlines Co.	15,950	545,171

		883,505

Auto Components — 0.0%
Hanon Systems (South Korea)	6,578	49,683
Hyundai Mobis Co. Ltd. (South Korea)	1,010	161,821
Mando Corp. (South Korea)	2,324	43,612
Weifu High-Technology Group Co. Ltd. (China) (Class A Stock)	13,900	40,773

		295,889

Automobiles — 0.5%
Astra International Tbk PT (Indonesia)	243,400	82,037
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	128,000	76,856
Eicher Motors Ltd. (India)	199	48,314
Ford Otomotiv Sanayi A/S (Turkey)	3,979	41,336
Geely Automobile Holdings Ltd. (China)	56,000	88,429
General Motors Corp. Escrow Shares^	110,000	11
Hyundai Motor Co. (South Korea)	1,473	120,994
Kia Motors Corp. (South Korea)	5,320	143,249
Maruti Suzuki India Ltd. (India)	2,353	181,160
Peugeot SA (France)*	21,615	354,727
Tesla, Inc.*(a)	6,076	6,560,926
Thor Industries, Inc.	13,498	1,437,942
Toyota Motor Corp. (Japan)	22,300	1,398,279

		10,534,260

Banks — 2.1%
Absa Group Ltd. (South Africa)	17,558	87,022
Al Rajhi Bank (Saudi Arabia)	15,964	241,154
Alinma Bank (Saudi Arabia)*	25,231	97,932
Axis Bank Ltd. (India)	26,073	139,746
Banco do Brasil SA (Brazil)	6,862	40,694
Banco Santander Chile (Chile), ADR	16,812	275,717
Bank Central Asia Tbk PT (Indonesia)	484,900	968,226
Bank of America Corp.	156,553	3,718,134
Bank of China Ltd. (China) (Class H Stock)*	555,000	205,734
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	3,694,200	789,990
BAWAG Group AG (Austria), 144A*	9,590	332,604

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
BNP Paribas SA (France)*	11,156	$446,030
Capitec Bank Holdings Ltd. (South Africa)	8,055	400,487
China Construction Bank Corp. (China) (Class H Stock)	832,000	675,166
China Merchants Bank Co. Ltd. (China) (Class H Stock)	63,500	293,093
CIMB Group Holdings Bhd (Malaysia)	58,500	48,886
Citigroup, Inc.	72,688	3,714,357
Citizens Financial Group, Inc.	39,245	990,544
Commerce Bancshares, Inc.(a)	9,313	553,844
Commonwealth Bank of Australia (Australia)	24,031	1,160,083
Concordia Private Placement*	8,261	25,196
Credicorp Ltd. (Peru)(a)	9,783	1,307,694
Credit Agricole SA (France)*	27,905	267,787
Cullen/Frost Bankers, Inc.(a)	2,430	181,545
DBS Group Holdings Ltd. (Singapore)	68,200	1,022,561
E.Sun Financial Holding Co. Ltd. (Taiwan)	186,708	175,600
East West Bancorp, Inc.	9,416	341,236
Erste Group Bank AG (Austria)*	84,760	2,006,196
Fifth Third Bancorp	24,796	478,067
First Hawaiian, Inc.	28,694	494,685
First Republic Bank	12,803	1,356,990
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)*	138,394	478,865
Hana Financial Group, Inc. (South Korea)	5,758	131,040
HDFC Bank Ltd. (India), ADR	69,119	3,142,150
IBERIABANK Corp.	11,234	511,596
IndusInd Bank Ltd. (India)	5,285	32,793
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	502,000	304,844
ING Groep NV (Netherlands)	111,892	782,817
Itau Unibanco Holding SA (Brazil), ADR	51,163	239,954
Kasikornbank PCL (Thailand), NVDR	27,100	81,509
KBC Group NV (Belgium)	18,928	1,094,042
KeyCorp	66,550	810,579
Komercni banka A/S (Czech Republic)*	2,556	59,656
Kotak Mahindra Bank Ltd. (India)	45,056	810,409
M&T Bank Corp.	9,337	970,768
Moneta Money Bank A/S (Czech Republic), 144A	22,095	50,130
National Commercial Bank (Saudi Arabia)	12,968	128,997
OTP Bank Nyrt (Hungary)*	4,086	143,664
Ping An Bank Co. Ltd. (China) (Class A Stock)	59,700	108,154
PNC Financial Services Group, Inc. (The)	19,249	2,025,187
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	215,000	123,208
Public Bank Bhd (Malaysia)	50,300	193,897
Qatar National Bank QPSC (Qatar)	29,474	140,878
Sberbank of Russia PJSC (Russia)*	216,821	617,853
Sberbank of Russia PJSC (Russia), ADR(a)	28,263	320,502
ServisFirst Bancshares, Inc.(a)	12,623	451,398

SEE NOTES TO FINANCIAL STATEMENTS.

A273

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Shinhan Financial Group Co. Ltd. (South Korea)	5,897	$142,181
Signature Bank	4,810	514,285
SVB Financial Group*	1,955	421,361
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	123,321	1,175,720
Truist Financial Corp.	34,566	1,297,953
U.S. Bancorp	26,064	959,677
Wells Fargo & Co.	66,328	1,697,997
Western Alliance Bancorp	12,552	475,344

		43,276,408

Beverages — 0.7%
Ambev SA (Brazil)	45,724	120,067
Ambev SA (Brazil), ADR(a)	149,700	395,208
Budweiser Brewing Co. APAC Ltd. (China), 144A	292,000	854,591
Carlsberg A/S (Denmark) (Class B Stock)	18,998	2,522,298
Cia Cervecerias Unidas SA (Chile), ADR	1,868	26,750
Coca-Cola Co. (The)	50,352	2,249,727
Constellation Brands, Inc. (Class A Stock)	6,507	1,138,400
Diageo PLC (United Kingdom)	80,302	2,671,906
Fomento Economico Mexicano SAB de CV (Mexico), ADR	8,075	500,731
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	6,350	94,555
Keurig Dr. Pepper, Inc.(a)	18,480	524,832
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	4,951	1,025,335
Pernod Ricard SA (France)	6,790	1,071,736
Royal Unibrew A/S (Denmark)*	2,513	210,070
United Spirits Ltd. (India)*	14,127	110,844

		13,517,050

Biotechnology — 0.7%
AbbVie, Inc.	37,132	3,645,620
Alexion Pharmaceuticals, Inc.*	9,865	1,107,248
Alnylam Pharmaceuticals, Inc.*	4,021	595,550
Amgen, Inc.	11,681	2,755,081
BeiGene Ltd. (China), ADR*	213	40,129
Exact Sciences Corp.*(a)	9,127	793,501
Exelixis, Inc.*	33,260	789,592
Innovent Biologics, Inc. (China), 144A*	26,000	194,411
Intercept Pharmaceuticals, Inc.*(a)	3,511	168,212
Regeneron Pharmaceuticals, Inc.*	3,498	2,181,528
Vertex Pharmaceuticals, Inc.*	4,029	1,169,659
Zai Lab Ltd. (China), ADR*	911	74,820

		13,515,351

Building Products — 0.3%
China Lesso Group Holdings Ltd. (China)	50,000	65,294
Daikin Industries Ltd. (Japan)	9,500	1,529,406
Fortune Brands Home & Security, Inc.	21,105	1,349,243
Lennox International, Inc.(a)	3,154	734,850

COMMON STOCKS (continued)	Shares	Value
Building Products (continued)
Patrick Industries, Inc.	6,591	$403,699
Trane Technologies PLC	23,556	2,096,013

		6,178,505

Capital Markets — 1.2%
B3 SA - Brasil Bolsa Balcao (Brazil)	80,002	819,277
BlackRock, Inc.	5,527	3,007,185
Blackstone Group, Inc. (The) (Class A Stock)	8,442	478,324
Charles Schwab Corp. (The)	59,967	2,023,287
Deutsche Boerse AG (Germany)	6,376	1,158,589
DWS Group GmbH & Co. KGaA (Germany), 144A*	7,794	285,051
E*TRADE Financial Corp.	9,983	496,455
Eaton Vance Corp.	11,165	430,969
Euronext NV (Netherlands), 144A	2,256	228,207
FactSet Research Systems, Inc.	1,565	514,056
Focus Financial Partners, Inc. (Class A Stock)*(a)	12,161	401,921
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	44,400	1,899,387
Intercontinental Exchange, Inc.	12,768	1,169,549
Invesco Ltd.(a)	23,433	252,139
KIWOOM Securities Co. Ltd. (South Korea)	622	45,395
Lazard Ltd. (Class A Stock)(a)	17,560	502,743
London Stock Exchange Group PLC (United Kingdom)	9,551	991,928
Moelis & Co. (Class A Stock)(a)	13,861	431,909
Morgan Stanley	89,709	4,332,945
Morningstar, Inc.	4,540	640,004
Moscow Exchange MICEX-RTS PJSC (Russia)	72,316	114,016
Nasdaq, Inc.	6,969	832,586
Northern Trust Corp.	8,823	700,017
S&P Global, Inc.	3,180	1,047,746
Swissquote Group Holding SA (Switzerland)	5,420	465,509
T. Rowe Price Group, Inc.	10,624	1,312,064

		24,581,258

Chemicals — 0.6%
AdvanSix, Inc.*	2,577	30,254
Air Products & Chemicals, Inc.	3,289	794,162
Akzo Nobel NV (Netherlands)	12,205	1,101,826
Asian Paints Ltd. (India)	15,354	342,990
Axalta Coating Systems Ltd.*	18,329	413,319
Eastman Chemical Co.	10,591	737,557
Formosa Chemicals & Fibre Corp. (Taiwan)	24,000	61,613
Formosa Plastics Corp. (Taiwan)	39,000	115,855
LG Chem Ltd. (South Korea)	658	270,088
Linde PLC (United Kingdom), (BATS)	10,060	2,138,632
Linde PLC (United Kingdom), (NYSE)	6,138	1,301,931
Lotte Chemical Corp. (South Korea)	538	75,103
Petronas Chemicals Group Bhd (Malaysia)	63,000	91,840
PTT Global Chemical PCL (Thailand), NVDR	23,100	34,869

SEE NOTES TO FINANCIAL STATEMENTS.

A274

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Saudi Basic Industries Corp. (Saudi Arabia)	6,295	$147,992
Sherwin-Williams Co. (The)	2,684	1,550,949
Shin-Etsu Chemical Co. Ltd. (Japan)	12,500	1,462,986
Symrise AG (Germany)	9,408	1,096,163
UPL Ltd. (India)*	16,461	92,784
Xinyangfeng Agricultural Technology Co. Ltd. (China) (Class A Stock)	53,300	66,789

		11,927,702

Commercial Services & Supplies — 0.2%
Copart, Inc.*	8,419	701,050
Country Garden Services Holdings Co. Ltd. (China)	20,000	93,533
IAA, Inc.*	13,027	502,451
MSA Safety, Inc.(a)	6,488	742,487
Waste Connections, Inc.	22,999	2,157,076

		4,196,597

Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	8,000	62,049
Arista Networks, Inc.*(a)	2,549	535,367
Cisco Systems, Inc.	18,741	874,080
CommScope Holding Co., Inc.*	58,296	485,606

		1,957,102

Construction & Engineering — 0.1%
China Conch Venture Holdings Ltd. (China)	22,500	95,474
China State Construction International Holdings Ltd. (China)	90,000	52,752
Eiffage SA (France)*	3,451	316,746
Larsen & Toubro Ltd. (India)	8,533	106,215
Vinci SA (France)	13,220	1,220,785
WillScot Corp.*	30,675	376,996

		2,168,968

Construction Materials — 0.2%
LafargeHolcim Ltd. (Switzerland)*	40,962	1,817,919
Martin Marietta Materials, Inc.	5,960	1,231,157
Siam Cement PCL (The) (Thailand)	35,400	421,572
UltraTech Cement Ltd. (India)	2,710	139,362
Wienerberger AG (Austria)	9,448	206,527

		3,816,537

Consumer Finance — 0.2%
American Express Co.	20,742	1,974,638
Capital One Financial Corp.	25,276	1,582,025
Shriram Transport Finance Co. Ltd. (India)	5,736	52,271

		3,608,934

Containers & Packaging — 0.3%
AptarGroup, Inc.	8,651	968,739
Ball Corp.	24,510	1,703,200
Crown Holdings, Inc.*	8,256	537,713
Graphic Packaging Holding Co.(a)	54,216	758,482
Packaging Corp. of America	8,991	897,302

COMMON STOCKS (continued)	Shares	Value
Containers & Packaging (continued)
SIG Combibloc Group AG (Switzerland)*	17,301	$280,850
Vetropack Holding AG (Switzerland)*	8,008	443,418
Westrock Co.	21,662	612,168

		6,201,872

Distributors — 0.1%
LKQ Corp.*	13,415	351,473
Pool Corp.	4,814	1,308,782

		1,660,255

Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	5,758	674,838
New Oriental Education & Technology Group, Inc. (China), ADR*	1,815	236,367
SAL TopCo LLC*^	15,668	2

		911,207

Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc. (Class B Stock)*	12,503	2,231,911
Chailease Holding Co. Ltd. (Taiwan)	36,483	154,617
Far East Horizon Ltd. (China)	41,000	34,849
FirstRand Ltd. (South Africa)	250,545	553,164
Yuanta Financial Holding Co. Ltd. (Taiwan)	184,000	108,627

		3,083,168

Diversified Telecommunication Services — 0.3%
China Unicom Hong Kong Ltd. (China)	134,000	72,949
Deutsche Telekom AG (Germany)	37,112	627,824
Nippon Telegraph & Telephone Corp. (Japan)	53,500	1,246,830
Orange SA (France)	68,851	825,083
Saudi Telecom Co. (Saudi Arabia)	3,670	97,069
Swisscom AG (Switzerland)	795	417,624
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	827,200	176,904
Verizon Communications, Inc.	34,595	1,907,222

		5,371,505

Electric Utilities — 0.8%
American Electric Power Co., Inc.	18,165	1,446,661
Duke Energy Corp.	8,338	666,123
Edison International	10,034	544,946
Endesa SA (Spain)	16,480	407,101
Enel SpA (Italy)	134,960	1,168,938
Entergy Corp.	5,802	544,286
Equatorial Energia SA (Brazil)	7,476	32,073
Fjordkraft Holding ASA (Norway), 144A	20,399	168,067
Iberdrola SA (Spain)	155,635	1,809,031
NextEra Energy, Inc.(u)	15,453	3,711,347
Orsted A/S (Denmark), 144A	14,311	1,662,830
Portland General Electric Co.	8,514	355,970
Power Grid Corp. of India Ltd. (India)	51,669	119,480
Tenaga Nasional Bhd (Malaysia)	34,600	94,264
Xcel Energy, Inc.	47,420	2,963,750

		15,694,867

SEE NOTES TO FINANCIAL STATEMENTS.

A275

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electrical Equipment — 0.5%
AMETEK, Inc.	8,437	$754,015
Generac Holdings, Inc.*	15,242	1,858,457
Legrand SA (France)	14,071	1,075,871
NARI Technology Co. Ltd. (China) (Class A Stock)	26,200	75,494
Nidec Corp. (Japan)	16,500	1,103,121
Schneider Electric SE (France)	43,694	4,890,235
WEG SA (Brazil)	39,589	373,825
Zhejiang Chint Electrics Co. Ltd. (China) (Class A Stock)	17,899	66,889

		10,197,907

Electronic Equipment, Instruments & Components — 0.4%
ALSO Holding AG (Switzerland)*	1,328	328,762
Amphenol Corp. (Class A Stock)	6,763	647,963
Arrow Electronics, Inc.*	8,014	550,482
BOE Technology Group Co. Ltd. (China) (Class A Stock)*	172,088	114,120
Cognex Corp.	9,553	570,505
Delta Electronics, Inc. (Taiwan)	115,000	655,768
Hon Hai Precision Industry Co. Ltd. (Taiwan)	50,000	146,485
Keyence Corp. (Japan)	5,200	2,174,237
Keysight Technologies, Inc.*	7,692	775,200
Largan Precision Co. Ltd. (Taiwan)	4,000	554,820
Samsung SDI Co. Ltd. (South Korea)	352	107,774
Sunny Optical Technology Group Co. Ltd. (China)	11,100	178,348
Zebra Technologies Corp. (Class A Stock)*	4,171	1,067,567

		7,872,031

Energy Equipment & Services — 0.0%
China Oilfield Services Ltd. (China) (Class H Stock)	90,000	81,241

Entertainment — 0.4%
CD Projekt SA (Poland)*	1,394	139,890
Embracer Group AB (Sweden)*	15,548	220,282
NCSoft Corp. (South Korea)	324	240,424
NetEase, Inc. (China), ADR	1,900	815,822
Netflix, Inc.*	8,064	3,669,443
Sea Ltd. (Taiwan), ADR*(a)	11,086	1,188,863
Spotify Technology SA*	3,629	936,971
Stillfront Group AB (Sweden)*	4,921	444,451
Take-Two Interactive Software, Inc.*	5,533	772,241

		8,428,387

Equity Real Estate Investment Trusts (REITs) — 2.2%
Acadia Realty Trust	4,215	54,711
Alexander’s, Inc.	133	32,040
Alexandria Real Estate Equities, Inc.	5,807	942,186
American Assets Trust, Inc.	2,941	81,877
American Campus Communities, Inc.	13,039	455,843
American Homes 4 Rent (Class A Stock)	39,151	1,053,162
Apartment Investment & Management Co. (Class A Stock)	7,288	274,320
Apple Hospitality REIT, Inc.	10,928	105,564

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ashford Hospitality Trust, Inc.	4,792	$3,463
AvalonBay Communities, Inc.	7,423	1,147,893
Boston Properties, Inc.	10,126	915,188
Braemar Hotels & Resorts, Inc.	1,379	3,944
Brandywine Realty Trust	8,347	90,899
Brixmor Property Group, Inc.	53,635	687,601
Camden Property Trust	4,767	434,846
Cedar Realty Trust, Inc.	4,373	4,329
Chatham Lodging Trust	2,299	14,070
Columbia Property Trust, Inc.	5,601	73,597
CoreSite Realty Corp.	1,336	161,736
Corporate Office Properties Trust	5,491	139,142
Cousins Properties, Inc.	7,272	216,924
CubeSmart	27,885	752,616
CyrusOne, Inc.(a)	5,640	410,310
DiamondRock Hospitality Co.	9,754	53,940
Digital Realty Trust, Inc.(a)	13,135	1,866,615
Diversified Healthcare Trust	11,646	51,533
Douglas Emmett, Inc.	8,585	263,216
Duke Realty Corp.	18,034	638,223
Easterly Government Properties, Inc.	3,677	85,012
EastGroup Properties, Inc.	10,941	1,297,712
Empire State Realty Trust, Inc. (Class A Stock)	5,240	36,680
Equinix, Inc.	4,333	3,043,066
Equity Commonwealth	5,948	191,526
Equity LifeStyle Properties, Inc.	8,917	557,134
Equity Residential	17,124	1,007,234
Essex Property Trust, Inc.	3,203	734,031
Extra Space Storage, Inc.	6,319	583,686
Federal Realty Investment Trust	8,463	721,132
First Industrial Realty Trust, Inc.	6,227	239,366
Franklin Street Properties Corp.	5,251	26,728
Healthcare Realty Trust, Inc.(a)	6,606	193,490
Healthcare Trust of America, Inc. (Class A Stock)	10,696	283,658
Healthpeak Properties, Inc.	26,351	726,234
Hersha Hospitality Trust	1,895	10,915
Highwoods Properties, Inc.	5,086	189,860
Host Hotels & Resorts, Inc.(a)	34,511	372,374
Hudson Pacific Properties, Inc.	6,979	175,592
Industrial Logistics Properties Trust(a)	3,191	65,575
Investors Real Estate Trust	596	42,012
Invitation Homes, Inc.	25,023	688,883
JBG SMITH Properties	5,952	176,001
Kilroy Realty Corp.	5,239	307,529
Kimco Realty Corp.	49,967	641,576
Kite Realty Group Trust	4,118	47,522
Life Storage, Inc.	2,297	218,100
Macerich Co. (The)(a)	5,197	46,617
Mack-Cali Realty Corp.	4,169	63,744
Mid-America Apartment Communities, Inc.	19,178	2,199,141
Monmouth Real Estate Investment Corp.	4,792	69,436
National Health Investors, Inc.	2,186	132,734
National Retail Properties, Inc.	16,876	598,760
National Storage Affiliates Trust	3,336	95,610
NexPoint Residential Trust, Inc.	1,094	38,673

SEE NOTES TO FINANCIAL STATEMENTS.

A276

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Office Properties Income Trust	2,360	$61,289
Omega Healthcare Investors, Inc.	11,108	330,241
Outfront Media, Inc.	33,583	475,871
Paramount Group, Inc.	8,576	66,121
Pebblebrook Hotel Trust(a)	6,401	87,438
Pennsylvania Real Estate Investment Trust(a)	3,514	4,779
Piedmont Office Realty Trust, Inc. (Class A Stock)	5,425	90,109
Prologis, Inc.	61,609	5,749,968
PS Business Parks, Inc.	995	131,738
Public Storage	13,137	2,520,859
QTS Realty Trust, Inc. (Class A Stock)	1,833	117,477
Rayonier, Inc.(a)	29,807	738,915
Regency Centers Corp.	7,806	358,217
Retail Opportunity Investments Corp.	5,696	64,536
Retail Properties of America, Inc. (Class A Stock)	10,482	76,728
Retail Value, Inc.	805	9,950
Rexford Industrial Realty, Inc.	5,646	233,914
RLJ Lodging Trust	8,083	76,303
RPT Realty	3,945	27,457
Ryman Hospitality Properties, Inc.	2,691	93,109
Sabra Health Care REIT, Inc.	10,063	145,209
Saul Centers, Inc.	647	20,879
Service Properties Trust	8,056	57,117
Simon Property Group, Inc.	14,968	1,023,512
SITE Centers Corp.	7,848	63,569
SL Green Realty Corp.	3,747	184,690
STAG Industrial, Inc.	7,280	213,450
Summit Hotel Properties, Inc.	5,170	30,658
Sun Communities, Inc.	4,811	652,756
Sunstone Hotel Investors, Inc.	9,923	80,872
Tanger Factory Outlet Centers, Inc.(a)	4,576	32,627
Taubman Centers, Inc.	3,016	113,884
Terreno Realty Corp.(a)	3,115	163,974
UDR, Inc.	14,436	539,618
Universal Health Realty Income Trust	633	50,317
Urban Edge Properties	5,705	67,718
Urstadt Biddle Properties, Inc. (Class A Stock)	1,942	23,071
Ventas, Inc.(a)	18,264	668,828
VICI Properties, Inc.	2,341	47,265
Vornado Realty Trust(a)	8,514	325,320
Washington Prime Group, Inc.(a)	9,172	7,712
Washington Real Estate Investment Trust	4,030	89,466
Weingarten Realty Investors	6,271	118,710
Welltower, Inc.	20,438	1,057,666
Weyerhaeuser Co.	26,191	588,250
WP Carey, Inc.	8,440	570,966

		45,090,254

Food & Staples Retailing — 0.3%
Atacadao SA (Brazil)	16,130	59,352
BGF retail Co. Ltd. (South Korea)	314	36,274
Bid Corp. Ltd. (South Africa)	7,857	128,570
BIM Birlesik Magazalar A/S (Turkey)	13,005	129,376
BJ’s Wholesale Club Holdings, Inc.*	22,469	837,420

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Casey’s General Stores, Inc.	2,075	$310,254
Cencosud SA (Chile)	22,913	32,079
Clicks Group Ltd. (South Africa)	7,920	96,273
Dino Polska SA (Poland), 144A*	1,572	80,019
Koninklijke Ahold Delhaize NV (Netherlands)	23,351	639,083
Laobaixing Pharmacy Chain JSC (China) (Class A Stock)	7,500	106,280
Performance Food Group Co.*	25,265	736,222
Pick’n Pay Stores Ltd. (South Africa)	15,419	45,400
President Chain Store Corp. (Taiwan)	81,000	813,372
Raia Drogasil SA (Brazil)	21,653	444,599
Shoprite Holdings Ltd. (South Africa)	5,214	32,146
SPAR Group Ltd. (The) (South Africa)	9,818	97,458
Sysco Corp.	4,355	238,044
Walgreens Boots Alliance, Inc.	22,433	950,935
Wal-Mart de Mexico SAB de CV (Mexico)	256,678	613,874
X5 Retail Group NV (Russia), GDR	3,722	132,262
Zur Rose Group AG (Switzerland)*	2,105	576,794

		7,136,086

Food Products — 0.5%
Almarai Co. JSC (Saudi Arabia)	6,078	84,116
Beyond Meat, Inc.*	8,845	1,185,053
Britannia Industries Ltd. (India)	924	44,042
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	19,445	342,960
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	11,300	49,813
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. (China) (Class A Stock)	8,700	72,083
Lamb Weston Holdings, Inc.(a)	10,551	674,525
Nestle SA (Switzerland)	65,575	7,272,459
Post Holdings, Inc.*	10,332	905,290
Savola Group (The) (Saudi Arabia)	4,991	56,143
Uni-President Enterprises Corp. (Taiwan)	70,000	168,974

		10,855,458

Gas Utilities — 0.0%
Atmos Energy Corp.	4,636	461,653
Beijing Enterprises Holdings Ltd. (China)	9,000	30,187
China Gas Holdings Ltd. (China)	44,000	135,644
ENN Energy Holdings Ltd. (China)	11,100	124,511
Kunlun Energy Co. Ltd. (China)	100,000	65,373

		817,368

Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp.*	62,072	2,179,348
DexCom, Inc.*	2,692	1,091,337
GVS SpA (Italy), 144A*	15,870	184,540
Hoya Corp. (Japan)	14,600	1,390,390
ICU Medical, Inc.*	2,371	436,999
IDEXX Laboratories, Inc.*	3,207	1,058,823
Intuitive Surgical, Inc.*	1,791	1,020,565

SEE NOTES TO FINANCIAL STATEMENTS.

A277

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	10,296	$944,143
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	1,500	65,131
Smith & Nephew PLC (United Kingdom)	46,216	866,837
STERIS PLC	2,584	396,489
West Pharmaceutical Services, Inc.	5,347	1,214,678
Zimmer Biomet Holdings, Inc.	15,295	1,825,611

		12,674,891

Health Care Providers & Services — 1.0%
Aier Eye Hospital Group Co. Ltd. (China) (Class A Stock)	8,470	52,116
AmerisourceBergen Corp.	8,032	809,385
Centene Corp.*	11,620	738,451
Chemed Corp.	858	387,018
Cigna Corp.(u)	26,114	4,900,292
Encompass Health Corp.	11,289	699,128
Hapvida Participacoes e Investimentos SA (Brazil), 144A	3,804	43,999
HCA Healthcare, Inc.	3,842	372,905
Jointown Pharmaceutical Group Co. Ltd. (China) (Class A Stock)*	19,900	52,422
McKesson Corp.(u)	13,182	2,022,382
Medios AG (Germany)*	4,493	194,686
Molina Healthcare, Inc.*	4,983	886,874
Mouwasat Medical Services Co. (Saudi Arabia)	2,441	58,802
Premier, Inc. (Class A Stock)*	10,964	375,846
Sinopharm Group Co. Ltd. (China) (Class H Stock)	23,200	59,654
UnitedHealth Group, Inc.(u)	30,199	8,907,195

		20,561,155

Health Care Technology — 0.1%
Teladoc Health, Inc.*(a)	5,747	1,096,757

Hotels, Restaurants & Leisure — 0.3%
Accor SA (France)*	21,449	587,065
CVC Brasil Operadora e Agencia de Viagens SA (Brazil)	4,590	15,362
Dunkin’ Brands Group, Inc.	4,219	275,205
Evolution Gaming Group AB (Sweden), 144A	8,480	511,601
Huazhu Group Ltd. (China), ADR(a)	7,534	264,067
Las Vegas Sands Corp.	24,361	1,109,400
Minor International PCL (Thailand), NVDR*	90,300	59,518
OPAP SA (Greece)	7,289	69,360
Planet Fitness, Inc. (Class A Stock)*	4,079	247,065
Sands China Ltd. (Macau)	318,800	1,258,175
Vail Resorts, Inc.	1,953	355,739
Wendy’s Co. (The)	14,982	326,308
Yum China Holdings, Inc. (China)(a)	16,091	773,494

		5,852,359

Household Durables — 0.3%
Garmin Ltd.	14,732	1,436,370

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
Hangzhou Robam Appliances Co. Ltd. (China) (Class A Stock)	20,700	$91,422
Midea Group Co. Ltd. (China) (Class A Stock)	74,000	627,949
Newell Brands, Inc.(a)	36,744	583,495
Persimmon PLC (United Kingdom)*	35,702	1,015,706
Sony Corp. (Japan)	30,300	2,084,825
Suofeiya Home Collection Co. Ltd. (China) (Class A Stock)	46,900	160,568
Taylor Wimpey PLC (United Kingdom)	604,781	1,075,612

		7,075,947

Household Products — 0.2%
Energizer Holdings, Inc.(a)	20,272	962,717
Hindustan Unilever Ltd. (India)	8,460	243,567
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	56,573	88,190
Procter & Gamble Co. (The)	23,895	2,857,125
Unilever Indonesia Tbk PT (Indonesia)	403,500	223,954

		4,375,553

Independent Power & Renewable Electricity Producers — 0.0%
CGN Power Co. Ltd. (China) (Class H Stock), 144A	346,000	71,523
China Yangtze Power Co. Ltd. (China) (Class A Stock)	41,500	111,245
Falck Renewables SpA (Italy)	39,536	242,771
NTPC Ltd. (India)	76,292	96,711
Scatec Solar ASA (Norway), 144A*	15,763	257,636
Vistra Energy Corp.	541	10,073

		789,959

Industrial Conglomerates — 0.2%
Ayala Corp. (Philippines)	3,990	62,746
Bidvest Group Ltd. (The) (South Africa)	19,042	156,029
Carlisle Cos., Inc.	4,508	539,472
Fosun International Ltd. (China)	41,500	53,031
Honeywell International, Inc.	18,886	2,730,727
Jardine Matheson Holdings Ltd. (Hong Kong)	3,700	155,071
KOC Holding A/S (Turkey)	65,967	174,012
SK Holdings Co. Ltd. (South Korea)	358	87,374

		3,958,462

Insurance — 1.6%
AIA Group Ltd. (Hong Kong)	465,800	4,354,324
Alleghany Corp.	947	463,216
Allianz SE (Germany)	20,050	4,119,050
American International Group, Inc.	16,840	525,071
ASR Nederland NV (Netherlands)	11,028	341,318
AXA SA (France)*	49,598	1,046,457
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia)	1,542	44,926
China Life Insurance Co. Ltd. (China) (Class H Stock)*	99,000	198,841
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	34,000	91,058
Chubb Ltd.	16,382	2,074,289

SEE NOTES TO FINANCIAL STATEMENTS.

A278

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
CNA Financial Corp.	4,134	$132,908
Fairfax Financial Holdings Ltd. (Canada), (BATS)	602	185,922
Fairfax Financial Holdings Ltd. (Canada), (XTSE)	1,326	409,667
Fubon Financial Holding Co. Ltd. (Taiwan)	87,000	129,695
Hartford Financial Services Group, Inc. (The)	18,674	719,883
HDFC Life Insurance Co. Ltd. (India), 144A*	81,004	587,898
Kinsale Capital Group, Inc.(a)	5,307	823,699
Legal & General Group PLC (United Kingdom)	408,552	1,117,655
Loews Corp.	58,081	1,991,597
Marsh & McLennan Cos., Inc.	7,198	772,849
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	4,441	1,158,229
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	128,000	106,055
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	343,000	3,443,416
Poste Italiane SpA (Italy), 144A	26,082	227,953
Progressive Corp. (The)	14,176	1,135,639
Prudential PLC (United Kingdom)	72,468	1,099,541
RLI Corp.	9,537	782,988
Sanlam Ltd. (South Africa)	60,446	206,206
Travelers Cos., Inc. (The)	14,857	1,694,441
Zurich Insurance Group AG (Switzerland)	6,605	2,339,455

		32,324,246

Interactive Media & Services — 1.1%
Alphabet, Inc. (Class A Stock)*	527	747,312
Alphabet, Inc. (Class C Stock)*	6,287	8,887,366
Baidu, Inc. (China), ADR*	1,892	226,832
Facebook, Inc. (Class A Stock)*	7,242	1,644,441
NAVER Corp. (South Korea)	5,300	1,185,975
Tencent Holdings Ltd. (China)	132,800	8,563,149
Zillow Group, Inc. (Class C Stock)*	6,378	367,437

		21,622,512

Internet & Direct Marketing Retail — 1.8%
Alibaba Group Holding Ltd. (China), ADR*(u)	42,486	9,164,230
Amazon.com, Inc.*	5,623	15,512,845
Booking Holdings, Inc.*	1,914	3,047,739
Chewy, Inc. (Class A Stock)*(a)	10,414	465,402
Delivery Hero SE (Germany), 144A*	3,750	388,906
HelloFresh SE (Germany)*	11,230	602,046
JD.com, Inc. (China), ADR*	26,940	1,621,249
Meituan Dianping (China) (Class B Stock)*	21,000	468,575
MercadoLibre, Inc. (Argentina)*	2,021	1,992,241
Naspers Ltd. (South Africa) (Class N Stock)	2,481	454,630
Prosus NV (China)*	10,855	1,012,428

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail (continued)
Shop Apotheke Europe NV (Netherlands), 144A*(a)	3,477	$416,551
Trip.com Group Ltd. (China), ADR*	4,365	113,141
Vipshop Holdings Ltd. (China), ADR*	5,379	107,096
Zalando SE (Germany), 144A*	5,254	372,814

		35,739,893

IT Services — 1.3%
Adyen NV (Netherlands), 144A*	298	435,759
Atos SE (France)*	3,949	338,877
Automatic Data Processing, Inc.	6,515	970,018
Booz Allen Hamilton Holding Corp.	12,459	969,186
Broadridge Financial Solutions, Inc.	5,491	692,909
Capgemini SE (France)	19,904	2,297,052
EPAM Systems, Inc.*	2,553	643,382
Fidelity National Information Services, Inc.(u)	5,769	773,565
Fiserv, Inc.*(u)	25,694	2,508,248
GDS Holdings Ltd. (China), ADR*	1,166	92,884
Global Payments, Inc.	8,747	1,483,666
HCL Technologies Ltd. (India)	8,245	60,924
Infosys Ltd. (India), ADR(a)	149,721	1,446,305
Mastercard, Inc. (Class A Stock)(u)	18,158	5,369,321
MongoDB, Inc.*(a)	3,224	729,720
Nexi SpA (Italy), 144A*	26,466	460,159
PayPal Holdings, Inc.*	23,128	4,029,591
Tata Consultancy Services Ltd. (India)	70,620	1,940,776
Visa, Inc. (Class A Stock)	2,524	487,561
WEX, Inc.*	3,865	637,764

		26,367,667

Leisure Products — 0.0%
Brunswick Corp.	11,665	746,677
Polaris, Inc.	1,015	93,938

		840,615

Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	2,339	866,249
Lonza Group AG (Switzerland)	1,865	988,460
Mettler-Toledo International, Inc.*	864	695,995
Syneos Health, Inc.*	8,693	506,367
Thermo Fisher Scientific, Inc.	10,215	3,701,303
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	4,180	54,843
Wuxi Biologics Cayman, Inc. (China), 144A*	12,000	220,700

		7,033,917

Machinery — 1.2%
Alstom SA (France)	18,385	857,711
Ashok Leyland Ltd. (India)	67,607	41,780
Atlas Copco AB (Sweden) (Class A Stock)	35,896	1,529,184
Douglas Dynamics, Inc.	7,213	253,320
Dover Corp.	12,781	1,234,133
FANUC Corp. (Japan)	4,800	864,718
GEA Group AG (Germany)	14,918	474,599
Hiwin Technologies Corp. (Taiwan)	13,000	129,666

SEE NOTES TO FINANCIAL STATEMENTS.

A279

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
IDEX Corp.	4,776	$754,799
Illinois Tool Works, Inc.	3,956	691,707
Ingersoll Rand, Inc.*	15,273	429,477
ITT, Inc.	8,481	498,174
Komatsu Ltd. (Japan)	51,400	1,052,071
Kone OYJ (Finland) (Class B Stock)	22,545	1,552,104
Kubota Corp. (Japan)	77,400	1,155,976
Lincoln Electric Holdings, Inc.	8,805	741,733
Makita Corp. (Japan)	24,200	878,884
Middleby Corp. (The)*(a)	6,787	535,766
Nordson Corp.	6,970	1,322,279
Otis Worldwide Corp.	5,421	308,238
RBC Bearings, Inc.*	5,159	691,512
SKF AB (Sweden) (Class B Stock)	98,596	1,849,661
SMC Corp. (Japan)	2,674	1,369,908
Snap-on, Inc.(a)	3,041	421,209
Stanley Black & Decker, Inc.	18,535	2,583,408
Techtronic Industries Co. Ltd. (Hong Kong)	80,500	794,162
Toro Co. (The)	16,587	1,100,382
Woodward, Inc.	7,911	613,498

		24,730,059

Media — 0.5%
Altice USA, Inc. (Class A Stock)*(u)	4,999	112,677
Charter Communications, Inc. (Class A Stock)*	5,952	3,035,758
Clear Channel Outdoor Holdings, Inc.*	24,779	25,770
Comcast Corp. (Class A Stock)	45,401	1,769,731
Discovery, Inc. (Class A Stock)*(a)	40,636	857,420
Discovery, Inc. (Class C Stock)*	26,357	507,636
DISH Network Corp. (Class A Stock)*	22,461	775,129
iHeartMedia, Inc. (Class A Stock)*	1,238	10,337
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	2,200	75,944
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	10,700	368,615
New York Times Co. (The) (Class A Stock)	17,482	734,769
Nexstar Media Group, Inc. (Class A Stock)	9,279	776,560
Publicis Groupe SA (France)	7,257	235,970
ViacomCBS, Inc. (Class B Stock)(a)	24,440	569,941

		9,856,257

Metals & Mining — 0.4%
Alrosa PJSC (Russia)	95,517	87,564
AngloGold Ashanti Ltd. (Australia), ADR	2,576	75,966
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	156,600	101,267
BHP Group Ltd. (Australia)	79,814	1,988,854
China Molybdenum Co. Ltd. (China) (Class H Stock)	192,000	62,893
Eregli Demir ve Celik Fabrikalari TAS (Turkey)*	58,383	73,368
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	66,700	154,964
Hindalco Industries Ltd. (India)	24,919	48,118

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
Impala Platinum Holdings Ltd. (South Africa)	6,053	$40,699
Magnitogorsk Iron & Steel Works PJSC (Russia)	106,849	56,496
MMC Norilsk Nickel PJSC (Russia), ADR	2,473	65,038
POSCO (South Korea)	1,128	164,868
Rio Tinto PLC (Australia)	75,174	4,266,769
Severstal PAO (Russia), GDR	9,186	112,042
Vale SA (Brazil), ADR(a)	27,039	278,772

		7,577,678

Multiline Retail — 0.1%
Claire’s Private Placement*^	406	223,300
Kohl’s Corp.	20,498	425,744
Lojas Renner SA (Brazil)	25,066	194,283
Nordstrom, Inc.(a)	23,274	360,514

		1,203,841

Multi-Utilities — 0.0%
NorthWestern Corp.	7,065	385,184

Oil, Gas & Consumable Fuels — 0.9%
BP PLC (United Kingdom)	384,197	1,474,160
Cabot Oil & Gas Corp.	22,727	390,450
Chevron Corp.	41,194	3,675,741
China Petroleum & Chemical Corp. (China) (Class H Stock)	174,000	72,352
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	71,500	111,796
CNOOC Ltd. (China)	207,000	228,943
ConocoPhillips	29,044	1,220,429
Diamondback Energy, Inc.	8,839	369,647
Ecopetrol SA (Colombia), ADR	7,321	81,483
EQT Corp.	34,321	408,420
Equitrans Midstream Corp.	62,475	519,167
Formosa Petrochemical Corp. (Taiwan)	39,000	117,168
Gazprom PJSC (Russia), ADR	28,291	153,337
Kinder Morgan, Inc.	56,556	857,955
LUKOIL PJSC (Russia), ADR	4,483	332,728
Marathon Petroleum Corp.	20,181	754,366
Neste OYJ (Finland)	16,464	646,502
Oil & Natural Gas Corp. Ltd. (India)	60,450	64,872
OMV AG (Austria)*	16,577	561,025
PBF Energy, Inc. (Class A Stock)(a)	5,002	51,220
Penn Virginia Corp.*	81	772
Penn Virginia Corp., NPV*	529	5,041
Petronet LNG Ltd. (India)	20,559	69,990
Phillips 66	11,414	820,667
Pioneer Natural Resources Co.	10,085	985,305
PTT Exploration & Production PCL (Thailand)	36,600	109,763
PTT PCL (Thailand), NVDR	84,500	103,505
Reliance Industries Ltd. (India)	5,633	127,504
Reliance Industries Ltd. (India), 144A, GDR	8,362	386,261
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	59,238	950,455
SK Innovation Co. Ltd. (South Korea)	971	107,465

SEE NOTES TO FINANCIAL STATEMENTS.

A280

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
S-Oil Corp. (South Korea)	1,630	$87,064
Tatneft PJSC (Russia), ADR*(a)	3,643	171,556
Thai Oil PCL (Thailand)	52,400	75,671
TOTAL SA (France)	48,620	1,878,906
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)*	4,565	59,891
Ultra Petroleum Corp.*	2,287	44
Williams Cos., Inc. (The)	55,534	1,056,257

		19,087,878

Paper & Forest Products — 0.0%
Mondi PLC (United Kingdom)	1,674	31,351

Personal Products — 0.3%
Coty, Inc. (Class A Stock)	58,228	260,279
Kao Corp. (Japan)	19,100	1,512,939
LG Household & Health Care Ltd. (South Korea)	155	173,958
L’Oreal SA (France)*	4,600	1,479,384
Unilever PLC (United Kingdom)	32,126	1,733,525

		5,160,085

Pharmaceuticals — 1.5%
Advanz Pharma Corp. Ltd. (Canada)*(a)	659	2,010
Bayer AG (Germany)	7,469	556,286
Bristol-Myers Squibb Co.	74,149	4,359,961
Catalent, Inc.*	27,201	1,993,833
CSPC Pharmaceutical Group Ltd. (China)	72,000	136,850
Dr. Reddy’s Laboratories Ltd. (India), ADR	1,235	65,467
Eli Lilly & Co.	8,623	1,415,724
GlaxoSmithKline PLC (United Kingdom)	105,784	2,152,651
Hutchison China MediTech Ltd. (Hong Kong), ADR*	1,999	55,132
Jazz Pharmaceuticals PLC*	5,305	585,354
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	10,188	133,453
Johnson & Johnson	13,711	1,928,178
Merck & Co., Inc.	12,882	996,165
Novartis AG (Switzerland)	44,009	3,852,528
Novo Nordisk A/S (Denmark) (Class B Stock)	54,301	3,539,801
Pfizer, Inc.	44,221	1,446,027
Richter Gedeon Nyrt (Hungary)	1,790	37,023
Roche Holding AG (Switzerland)	14,009	4,879,623
Royalty Pharma PLC (Class A Stock)*	17,034	827,001
Sanofi (France)	10,157	1,041,174
Sino Biopharmaceutical Ltd. (Hong Kong)	24,000	45,375
UCB SA (Belgium)	2,140	248,737

		30,298,353

Professional Services — 0.3%
51job, Inc. (China), ADR*	1,204	86,435
CoreLogic, Inc.	6,732	452,525
FTI Consulting, Inc.*	8,769	1,004,489

COMMON STOCKS (continued)	Shares	Value
Professional Services (continued)
IHS Markit Ltd.	9,136	$689,768
Recruit Holdings Co. Ltd. (Japan)	30,400	1,047,723
RELX PLC (United Kingdom)	48,727	1,130,601
SGS SA (Switzerland)	398	978,460
TransUnion	7,082	616,417
Wolters Kluwer NV (Netherlands)	3,838	301,145

		6,307,563

Real Estate Management & Development — 0.2%
Ayala Land, Inc. (Philippines)	92,600	63,147
CBRE Group, Inc. (Class A Stock)*(a)	18,754	848,056
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	45,000	104,804
China Overseas Land & Investment Ltd. (China)	54,000	163,904
China Resources Land Ltd. (China)	46,000	174,292
China Vanke Co. Ltd. (China) (Class H Stock)	37,100	117,431
Country Garden Holdings Co. Ltd. (China)	70,000	86,323
Cushman & Wakefield PLC*(a)	41,908	522,173
Emaar Properties PJSC (United Arab Emirates)*	68,274	50,988
Longfor Group Holdings Ltd. (China), 144A	33,500	159,838
Mitsui Fudosan Co. Ltd. (Japan)	31,100	548,233
Poly Developments & Holdings Group Co. Ltd. (China) (Class A Stock)	56,700	118,625
Vonovia SE (Germany)	17,091	1,051,841

		4,009,655

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)	3,009	768,318
Container Corp. Of India Ltd. (India)	8,739	48,339
Knight-Swift Transportation Holdings, Inc.(a)	12,042	502,272
Landstar System, Inc.(a)	4,665	523,926
Localiza Rent a Car SA (Brazil)	10,719	80,894
Lyft, Inc. (Class A Stock)*(a)	43,194	1,425,834
Norfolk Southern Corp.	14,020	2,461,491
Old Dominion Freight Line, Inc.	5,666	960,897
Uber Technologies, Inc.*(u)	12,375	384,615
Union Pacific Corp.	8,441	1,427,120

		8,583,706

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.*	28,439	1,496,176
ams AG (Austria)*	11,283	169,078
Analog Devices, Inc.	9,616	1,179,306
ASE Technology Holding Co. Ltd. (Taiwan)	24,000	55,339
ASM International NV (Netherlands)	8,378	1,300,392
ASML Holding NV (Netherlands)	14,932	5,517,298
BE Semiconductor Industries NV (Netherlands)	3,916	175,600
Cabot Microelectronics Corp.	4,735	660,722

SEE NOTES TO FINANCIAL STATEMENTS.

A281

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Dialog Semiconductor PLC (United Kingdom)*	11,469	$528,316
Enphase Energy, Inc.*(a)	19,712	937,700
Entegris, Inc.	13,422	792,569
Global Unichip Corp. (Taiwan)	7,000	60,304
Globalwafers Co. Ltd. (Taiwan)	7,000	96,396
Lam Research Corp.	3,660	1,183,864
Maxim Integrated Products, Inc.	11,626	704,652
MediaTek, Inc. (Taiwan)	11,000	216,979
Microchip Technology, Inc.(a)	5,577	587,314
Monolithic Power Systems, Inc.	1,446	342,702
Nanya Technology Corp. (Taiwan)	30,000	62,534
NVIDIA Corp.(u)	11,046	4,196,486
NXP Semiconductors NV (Netherlands)	27,168	3,098,239
QUALCOMM, Inc.	24,039	2,192,597
Silergy Corp. (China)	1,000	65,992
SK Hynix, Inc. (South Korea)	5,302	378,084
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	174,960	9,932,479
Texas Instruments, Inc.	23,126	2,936,308
Vanguard International Semiconductor Corp. (Taiwan)	35,000	92,693

		38,960,119

Software — 1.9%
Aspen Technology, Inc.*	6,420	665,176
Avaya Holdings Corp.*	3,410	42,148
Cadence Design Systems, Inc.*	7,577	727,089
Ceridian HCM Holding, Inc.*(a)	4,408	349,422
Crowdstrike Holdings, Inc. (Class A Stock)*	8,310	833,410
Guidewire Software, Inc.*	5,679	629,517
Intuit, Inc.	3,852	1,140,924
Kingdee International Software Group Co. Ltd. (China)*	71,000	166,744
Kingsoft Corp. Ltd. (China)	29,000	135,949
Medallia, Inc.*(a)	11,923	300,937
Microsoft Corp.	85,827	17,466,653
Paylocity Holding Corp.*	721	105,187
Q2 Holdings, Inc.*(a)	7,598	651,832
RingCentral, Inc. (Class A Stock)*	7,649	2,180,041
salesforce.com, Inc.*	10,779	2,019,230
SAP SE (Germany)	15,930	2,238,789
ServiceNow, Inc.*	2,698	1,092,852
Sinch AB (Sweden), 144A*	8,133	695,628
Splunk, Inc.*	8,769	1,742,400
SS&C Technologies Holdings, Inc.	18,919	1,068,545
Synopsys, Inc.*	5,173	1,008,735
TeamViewer AG (Germany), 144A*	5,119	281,765
Trade Desk, Inc. (The) (Class A Stock)*(a)	3,276	1,331,694
Tyler Technologies, Inc.*	2,337	810,659
Zscaler, Inc.*(a)	8,845	968,528

		38,653,854

Specialty Retail — 1.0%
AutoZone, Inc.*	1,104	1,245,445
Best Buy Co., Inc.	25,789	2,250,606
CarMax, Inc.*(a)	9,262	829,412

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
Hennes & Mauritz AB (Sweden) (Class B Stock)	15,312	$223,798
Home Depot, Inc. (The)	13,179	3,301,471
Industria de Diseno Textil SA (Spain)	62,709	1,668,203
Lowe’s Cos., Inc.	18,127	2,449,320
Mr. Price Group Ltd. (South Africa)	12,674	104,853
Murphy USA, Inc.*	5,273	593,687
National Vision Holdings, Inc.*(a)	12,552	383,087
O’Reilly Automotive, Inc.*	8,699	3,668,107
Ross Stores, Inc.	10,136	863,993
Tractor Supply Co.	13,736	1,810,267
Ulta Beauty, Inc.*	2,120	431,250

		19,823,499

Technology Hardware, Storage & Peripherals — 0.9%
Advantech Co. Ltd. (Taiwan)	12,000	120,732
Apple, Inc.	32,594	11,890,291
Catcher Technology Co. Ltd. (Taiwan)	18,000	136,128
Inventec Corp. (Taiwan)	48,000	40,870
Logitech International SA (Switzerland)	2,887	188,757
Quanta Computer, Inc. (Taiwan)	25,000	60,252
Samsung Electronics Co. Ltd. (South Korea)	100,628	4,464,002
Samsung Electronics Co. Ltd. (South Korea), GDR	1,709	1,885,639

		18,786,671

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)*	9,963	2,632,633
ANTA Sports Products Ltd. (China)	6,000	53,463
Burberry Group PLC (United Kingdom)	47,581	948,326
Carter’s, Inc.	4,301	347,091
Cie Financiere Richemont SA (Switzerland)	12,740	820,357
Columbia Sportswear Co.(a)	7,710	621,272
Kering SA (France)	971	530,716
Lululemon Athletica, Inc.*	1,928	601,555
LVMH Moet Hennessy Louis Vuitton SE (France)	8,313	3,696,735
Ralph Lauren Corp.(a)	5,533	401,253
Shenzhou International Group Holdings Ltd. (China)	11,800	143,162

		10,796,563

Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	95,783	2,223,936

Tobacco — 0.1%
Altria Group, Inc.	13,299	521,986
ITC Ltd. (India)*	262,762	677,316
KT&G Corp. (South Korea)	1,952	127,029
Philip Morris International, Inc.	8,118	568,747

		1,895,078

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd. (Singapore), 144A	5,500	35,329

SEE NOTES TO FINANCIAL STATEMENTS.

A282

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
Ferguson PLC	16,420	$1,344,095

		1,379,424

Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	8,795	63,489
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	6,737	75,476
International Container Terminal Services, Inc. (Philippines)	23,530	48,625
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	58,000	41,176

		228,766

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) (Class L Stock)	286,950	184,396
China Mobile Ltd. (China)	50,500	342,763
Goodman Networks, Inc.*^	3,993	—
MTN Group Ltd. (South Africa)	21,213	64,963
SK Telecom Co. Ltd. (South Korea)	459	80,893
TIM Participacoes SA (Brazil), ADR	7,390	95,627
T-Mobile US, Inc.*	7,231	753,109
Turkcell Iletisim Hizmetleri A/S (Turkey)	37,302	89,674
Vodacom Group Ltd. (South Africa)	10,181	72,204

		1,683,629

TOTAL COMMON STOCKS (cost $648,549,390)		702,655,104

PREFERRED STOCKS — 0.7%
Auto Components — 0.0%
Schaeffler AG (Germany) (PRFC)	53,157	400,885

Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)*	11,782	1,801,387

Banks — 0.2%
Banco Bradesco SA (Brazil) (PRFC)	57,295	220,726
Bank of America Corp., Series L, CVT, 7.250%	693	930,145
Itau Unibanco Holding SA (Brazil) (PRFC)	112,840	533,272
Itausa SA (Brazil) (PRFC)	46,815	83,160
Wells Fargo & Co., Series L, CVT, 7.500%	1,079	1,399,463

		3,166,766

Chemicals — 0.0%
International Flavors & Fragrances, Inc., CVT, 6.000%	9,247	409,642

Diversified Financial Services — 0.0%
GMAC Capital Trust I, Series 2, 7.695%	3,000	67,260

Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	5,182	46,092

Electric Utilities — 0.1%
NextEra Energy, Inc., CVT, 4.872%	28,658	1,391,059

PREFERRED STOCKS (continued)	Shares	Value
Food Products — 0.0%
Bunge Ltd., CVT, 4.875%	7,358	$676,862

Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series B, CVT, 6.000%*(a)	13,946	741,927
Danaher Corp., Series B, CVT, 5.000%(a)	694	745,099

		1,487,026

Interactive Media & Services — 0.0%
MYT Holding Co., 144A*	194,119	142,677

Machinery — 0.0%
Stanley Black & Decker, Inc., Series C, CVT, 5.000%*	527	600,258

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	31,576	93,193

Multiline Retail — 0.0%
Claire’s Stores, Inc., CVT*^	281	491,750

Multi-Utilities — 0.1%
Dominion Energy, Inc., Series A, CVT, 7.250%	3,819	387,018
Sempra Energy, Series B, CVT, 6.750%(a)	8,216	807,304

		1,194,322

Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	60,617	242,776

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc., Series A, CVT, 8.000%(a)	1,533	1,708,299

Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	4,751	48

TOTAL PREFERRED STOCKS (cost $14,085,212)		13,920,302

	Units

RIGHTS* — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Minor International PCL (Thailand), expiring 07/23/20	11,012	524

Independent Power & Renewable Electricity Producers — 0.0%
Vistra Energy Corp., expiring 01/23/27^	12,314	12,314

Media — 0.0%
Media General, Inc., CVR, expiring 12/31/22^	42,900	4

Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc., expiring 07/27/20	3,377	568

TOTAL RIGHTS (cost $—)		13,410

WARRANTS* — 0.0%
Media — 0.0%
iHeartMedia, Inc., expiring 05/01/39	9,300	77,646

SEE NOTES TO FINANCIAL STATEMENTS.

A283

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

		Units	Value

WARRANTS* (continued)
Oil, Gas & Consumable Fuels — 0.0%
Ultra Resources, Inc., expiring 07/14/25		7,742	$271

TOTAL WARRANTS (cost $173,261)			77,917

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#

ASSET-BACKED SECURITIES — 5.9%
Automobiles — 3.0%
ACC Trust,
Series 2019-01, Class A, 144A
3.750%	05/20/22	488	491,286
Series 2019-01, Class B, 144A
4.470%	10/20/22	1,115	1,074,168
Series 2019-01, Class C, 144A
6.410%	02/20/24	520	471,442
American Credit Acceptance Receivables Trust,
Series 2017-02, Class E, 144A
5.520%	03/12/24	280	284,246
Series 2018-01, Class D, 144A
3.930%	04/10/24	1,795	1,828,210
Series 2018-04, Class C, 144A
3.970%	01/13/25	1,910	1,939,848
Series 2019-01, Class C, 144A
3.500%	04/14/25	2,424	2,462,175
Series 2019-01, Class D, 144A
3.810%	04/14/25	2,120	2,144,092
Series 2019-01, Class E, 144A
4.840%	04/14/25	995	1,003,199
Series 2019-02, Class B, 144A
3.050%	05/12/23	340	342,524
Series 2019-02, Class C, 144A
3.170%	06/12/25	170	172,604
Series 2019-03, Class E, 144A
3.800%	09/12/25	400	389,835
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C
3.360%	02/18/25	365	379,312
Series 2019-01, Class D
3.620%	03/18/25	470	482,032
CIG Auto Receivables Trust,
Series 2019-01A, Class B, 144A
3.590%	08/15/24	2,090	2,152,330
Series 2019-01A, Class C, 144A
3.820%	08/15/24	505	516,114
Series 2019-01A, Class D, 144A
4.850%	05/15/26	490	489,622
CPS Auto Receivables Trust,
Series 2019-A, Class D, 144A
4.350%	12/16/24	170	175,639
Credit Acceptance Auto Loan Trust,
Series 2017-02A, Class B, 144A
3.020%	04/15/26	1,200	1,203,162
Series 2019-01A, Class B, 144A
3.750%	04/17/28	1,157	1,191,752

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Drive Auto Receivables Trust,
Series 2019-01, Class D
4.090%	06/15/26	700	$713,586
Series 2019-02, Class D
3.690%	08/17/26	2,465	2,505,122
DT Auto Owner Trust,
Series 2016-04A, Class D, 144A
3.770%	10/17/22	652	653,847
Series 2017-01A, Class D, 144A
3.550%	11/15/22	63	62,832
Series 2017-02A, Class E, 144A
6.030%	01/15/24	1,080	1,114,827
Series 2017-04A, Class E, 144A
5.150%	11/15/24	1,255	1,289,687
Series 2019-01A, Class E, 144A
4.940%	02/17/26	1,545	1,556,338
Exeter Automobile Receivables Trust,
Series 2016-02A, Class D, 144A
8.250%	04/17/23	759	778,822
Series 2018-01A, Class D, 144A
3.530%	11/15/23	1,405	1,418,902
Series 2018-04A, Class D, 144A
4.350%	09/16/24	2,910	3,029,588
Series 2019-04A, Class C, 144A
2.440%	09/16/24	1,360	1,369,444
GLS Auto Receivables Issuer Trust,
Series 2019-01A, Class C, 144A
3.870%	12/16/24	1,285	1,312,246
Series 2019-01A, Class D, 144A
4.940%	12/15/25	460	460,820
GLS Auto Receivables Trust,
Series 2018-01A, Class B, 144A
3.520%	08/15/23	785	793,699
Hertz Vehicle Financing LP,
Series 2018-01A, Class A, 144A
3.290%	02/25/24	3,102	3,073,988
Hyundai Auto Receivables Trust,
Series 2016-A, Class D
3.230%	12/15/22	3,080	3,090,116
Prestige Auto Receivables Trust,
Series 2017-01A, Class D, 144A
3.610%	10/16/23	510	518,824
Santander Drive Auto Receivables Trust,
Series 2019-01, Class C
3.420%	04/15/25	837	853,608
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,394,854
Series 2019-A, Class C, 144A
3.000%	01/26/32	640	652,597
Series 2019-A, Class D, 144A
3.450%	01/26/32	2,585	2,609,500
Westlake Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.000%	10/16/23	3,740	3,815,671
Series 2018-03A, Class F, 144A
6.020%	02/18/25	1,265	1,231,127

SEE NOTES TO FINANCIAL STATEMENTS.

A284

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Automobiles (continued)
Series 2019-01A, Class D, 144A
3.670%	03/15/24	4,545	$4,678,792
Series 2019-01A, Class E, 144A
4.490%	07/15/24	1,130	1,165,086
Series 2019-02A, Class C, 144A
2.840%	07/15/24	260	263,620

			60,601,135

Consumer Loans — 0.4%
Conn’s Receivables Funding LLC,
Series 2018-A, Class C, 144A
6.020%	01/15/23	262	257,721
Series 2019-A, Class B, 144A
4.360%	10/16/23	126	122,683
Series 2019-A, Class C, 144A
5.290%	10/16/23	785	737,432
Consumer Loan Underlying Bond,
Series 2017-P02, Class B, 144A
3.560%	01/15/24	82	82,288
FREED ABS Trust,
Series 2018-01, Class B, 144A
4.560%	07/18/24	100	97,771
Series 2018-02, Class B, 144A
4.610%	10/20/25	685	679,890
Series 2019-01, Class B, 144A
3.870%	06/18/26	100	99,348
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29	532	534,083
OneMain Financial Issuance Trust,
Series 2016-01A, Class B, 144A
4.570%	02/20/29	44	44,398
Series 2017-01A, Class C, 144A
3.350%	09/14/32	335	330,166
Series 2018-02A, Class A, 144A
3.570%	03/14/33	2,660	2,754,784
Series 2019-01A, Class B, 144A
3.790%	02/14/31	134	134,800
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
3.035%(c)	02/25/23	810	793,859
Prosper Marketplace Issuance Trust,
Series 2019-02A, Class B, 144A
3.690%	09/15/25	550	548,204
Regional Management Issuance Trust,
Series 2018-01, Class A, 144A
3.830%	07/15/27	114	112,471
Series 2018-02, Class A, 144A
4.560%	01/18/28	103	104,578
Springleaf Funding Trust,
Series 2017-AA, Class B, 144A
3.100%	07/15/30	115	114,539

			7,549,015

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2016-A03, Class A3, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.000%)
0.665%(c)	12/07/23	133	$133,661
Discover Card Execution Note Trust,
Series 2017-A01, Class A1, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.000%)
0.675%(c)	07/15/24	200	201,098

			334,759

Home Equity Loans — 0.4%
Accredited Mortgage Loan Trust,
Series 2003-03, Class A1
5.210%	01/25/34	75	78,758
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM01, Class A2B, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
0.275%(c)	07/25/36	324	105,775
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2005-HE06, Class M3, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
0.980%(c)	07/25/35	84	84,750
Asset-Baked Funding Certificates,
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	10/25/36	239	220,749
Citigroup Mortgage Loan Trust,
Series 2007-AMC01, Class A1, 144A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	12/25/36	135	88,912
Countrywide Asset-Backed Certificates,
Series 2007-02, Class 2A3, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	08/25/37	106	103,550
GSAA Home Equity Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
0.405%(c)	01/25/36	69	29,092
Series 2006-19, Class A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	12/25/36	61	24,714
Series 2007-02, Class AF4A
5.983%	03/25/37	106	43,968
Series 2007-04, Class A1, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.285%(c)	03/25/37	18	7,148
Series 2007-05, Class 1AV1, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.285%(c)	05/25/37	78	34,240
Series 2007-07, Class 1A2, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	07/25/37	32	30,237
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-C, Class M1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.560%)
1.025%(c)	03/25/35	967	915,146

SEE NOTES TO FINANCIAL STATEMENTS.

A285

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW02, Class AV4, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	08/25/36	2	$2,470
MASTR Asset-Backed Securities Trust,
Series 2005-WF01, Class M4, 1 Month LIBOR + 0.885% (Cap N/A, Floor 0.590%)
1.070%(c)	06/25/35	115	113,733
Series 2006-HE04, Class A2, 1 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
0.295%(c)	11/25/36	81	35,528
Series 2006-HE04, Class A3, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	11/25/36	104	45,971
Merrill Lynch Mortgage Investors Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
0.935%(c)	06/25/36	383	381,458
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)
1.235%(c)	09/25/33	3,085	2,991,344
Series 2005-HE03, Class M4, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)
1.160%(c)	07/25/35	24	24,104
Series 2007-HE07, Class A2B, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	07/25/37	50	48,490
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	06/25/37	16	15,947
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.410% (Cap N/A, Floor 0.410%)
0.595%(c)	02/25/36	27	26,648
NovaStar Mortgage Funding Trust,
Series 2003-01, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
0.965%(c)	05/25/33	770	750,858
Series 2003-04, Class M1, 1 Month LIBOR + 1.065% (Cap 11.000%, Floor 0.710%)
1.250%(c)	02/25/34	493	489,162
Series 2006-04, Class A2C, 1 Month LIBOR + 0.150% (Cap 11.000%, Floor 0.150%)
0.335%(c)	09/25/36	164	87,551
Series 2006-04, Class A2D, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
0.435%(c)	09/25/36	65	35,651
Series 2006-05, Class A2C, 1 Month LIBOR + 0.170% (Cap 11.000%, Floor 0.170%)
0.355%(c)	11/25/36	149	61,100
Series 2007-01, Class A1A, 1 Month LIBOR + 0.130% (Cap 11.000%, Floor 0.130%)
0.315%(c)	03/25/37	265	189,108

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (continued)
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
0.920%(c)	08/25/35	35	$34,807
Residential Asset Securities Trust,
Series 2004-KS05, Class AI5
4.696%(cc)	06/25/34	147	149,949
Series 2005-KS02, Class M1, 1 Month LIBOR + 0.645% (Cap N/A, Floor 0.430%)
0.830%(c)	03/25/35	18	17,683
Soundview Home Loan Trust,
Series 2006-01, Class A4, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.485%(c)	02/25/36	49	47,839
Series 2006-EQ01, Class A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	10/25/36	82	81,477
Series 2006-OPT01, Class 1A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	03/25/36	211	206,668
Series 2006-OPT02, Class A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	05/25/36	18	18,000
Series 2006-OPT03, Class 1A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.340%(c)	06/25/36	318	313,211
Series 2006-OPT04, Class 1A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	06/25/36	192	188,842
Series 2007-01, Class 2A3, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.355%(c)	03/25/37	28	27,587
Series 2007-OPT03, Class 2A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	08/25/37	88	83,563
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL01, Class A2
3.450%	02/25/32	34	32,375
Terwin Mortgage Trust,
Series 2006-03, Class 2A2, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.395%(c)	04/25/37	58	56,244

			8,324,407

Manufactured Housing — 0.0%
Mid-State Capital Corp. Trust,
Series 2006-01, Class A, 144A
5.787%	10/15/40	447	478,430

Other — 0.5%
Business Jet Securities LLC,
Series 2018-01, Class A, 144A
4.335%	02/15/33	983	987,829
Colony American Finance Ltd. (Cayman Islands),
Series 2016-02, Class A, 144A
2.554%	11/15/48	877	879,431

SEE NOTES TO FINANCIAL STATEMENTS.

A286

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (continued)
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	1,684	$1,781,308
Fannie Mae Grantor Trust,
Series 2017-T01, Class A
2.898%	06/25/27	2,002	2,202,879
Golden Bear LLC,
Series 2016-01A, Class A, 144A
3.750%	09/20/47	1,418	1,473,299
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.535%(c)	04/25/23	225	216,584
Vantage Data Centers Issuer LLC,
Series 2018-01A, Class A2, 144A
4.072%	02/16/43	1,953	2,007,454

			9,548,784

Residential Mortgage-Backed Securities — 1.6%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD01, Class A, 1 Month LIBOR + 0.900% (Cap 11.000%, Floor 0.450%)
1.085%(c)	12/25/33	107	95,026
Carrington Mortgage Loan Trust,
Series 2005-NC05, Class M1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
0.665%(c)	10/25/35	196	195,131
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	06/25/36	263	258,932
Series 2007-FRE01, Class A2, 1 Month LIBOR + 0.200% (Cap 14.500%, Floor 0.200%)
0.385%(c)	02/25/37	45	44,290
Series 2007-HE01, Class A2, 1 Month LIBOR + 0.150% (Cap 14.500%, Floor 0.150%)
0.335%(c)	06/25/37	14	14,075
Countrywide Asset-Backed Certificates,
Series 2005-AB04, Class 2A1, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.455%(c)	03/25/36	1,673	1,436,189
Series 2006-08, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	12/25/35	100	98,475
Series 2006-BC03, Class 2A3, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.425%(c)	02/25/37	44	43,587
Series 2007-08, Class 2A3, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.375%(c)	11/25/37	182	178,782
Countrywide Asset-Backed Certificates Trust,
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	09/25/46	83	80,540
Series 2006-18, Class 2A2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	03/25/37	141	139,055

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB08, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	10/25/36	138	$123,103
Ellington Loan Acquisition Trust,
Series 2007-02, Class A2E, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.285%(c)	05/25/37	2	2,331
FBR Securitization Trust,
Series 2005-02, Class M2, 1 Month LIBOR + 0.750% (Cap 14.000%, Floor 0.500%)
0.935%(c)	09/25/35	151	149,521
Series 2005-05, Class M1, 1 Month LIBOR + 0.690% (Cap 14.000%, Floor 0.460%)
0.875%(c)	11/25/35	91	90,360
Fieldstone Mortgage Investment Trust,
Series 2006-02, Class 2A3, 1 Month LIBOR + 0.270% (Cap 12.250%, Floor 0.270%)
0.708%(c)	07/25/36	52	30,175
First Franklin Mortgage Loan Trust,
Series 2003-FF04, Class M1, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)
1.973%(c)	10/25/33	1,866	1,816,306
Series 2004-FFH03, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
1.055%(c)	10/25/34	401	399,899
Series 2006-FF08, Class IA1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.000%)
0.325%(c)	07/25/36	162	158,190
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	09/25/36	15	15,023
Series 2006-FF14, Class A5, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	10/25/36	288	279,682
Fremont Home Loan Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.205%(c)	06/25/35	29	28,733
Series 2006-01, Class 1A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.340%(c)	04/25/36	123	121,036
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)
0.920%(c)	09/25/35	51	49,526
Series 2006-FM01, Class A1, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	04/25/36	154	116,791
Series 2006-HE03, Class A2C, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.345%(c)	05/25/46	119	116,880
Series 2007-HE01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	03/25/47	200	192,084

SEE NOTES TO FINANCIAL STATEMENTS.

A287

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.315%(c)	08/25/36	136	$123,762
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH03, Class A1A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.355%(c)	03/25/37	284	281,695
Long Beach Mortgage Loan Trust,
Series 2006-WL01, Class 2A4, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)
0.865%(c)	01/25/46	53	52,724
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H01, Class 1A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	10/25/37	147	146,176
MFA LLC,
Series 2018-NPL01, Class A1, 144A
3.875%	05/25/48	4,020	3,991,312
Series 2018-NPL02, Class A1, 144A
4.164%	07/25/48	1,761	1,755,040
New Century Home Equity Loan Trust,
Series 2006-02, Class A2B, 1 Month LIBOR + 0.160% (Cap 12.500%, Floor 0.160%)
0.345%(c)	08/25/36	125	118,038
Ownit Mortgage Loan Trust,
Series 2006-01, Class AV, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.415%(c)	12/25/35	69	68,152
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF01, Class M4, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
1.835%(c)	12/25/34	1,728	1,742,560
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.460%)
0.875%(c)	05/25/35	49	48,858
Series 2005-WHQ03, Class M3, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.470%)
0.890%(c)	06/25/35	46	45,598
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
0.655%(c)	09/25/35	45	44,381
People’s Choice Home Loan Securities Trust,
Series 2005-04, Class 1A2, 1 Month LIBOR + 0.520% (Cap 12.850%, Floor 0.260%)
0.705%(c)	12/25/35	11	10,469
Pretium Mortgage Credit Partners I LLC,
Series 2019-NPL02, Class A1, 144A
3.844%	12/27/58	1,400	1,390,382
Series 2019-NPL03, Class A1, 144A
3.105%	07/27/59	662	657,680
PRPM LLC,
Series 2019-02A, Class A1, 144A
3.967%	04/25/24	1,411	1,422,003
Series 2019-04A, Class A1, 144A
3.351%	11/25/24	1,128	1,128,125

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
RAAC Trust,
Series 2007-SP02, Class A2, 1 Month LIBOR + 0.400% (Cap 14.000%, Floor 0.400%)
0.585%(c)	06/25/47	11	$10,946
RAMP Trust,
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
0.535%(c)	08/25/36	5,060	4,788,175
Residential Asset Securities Trust,
Series 2007-KS03, Class AI3, 1 Month LIBOR + 0.250% (Cap 14.000%, Floor 0.250%)
0.435%(c)	04/25/37	52	51,079
Saxon Asset Securities Trust,
Series 2007-01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	01/25/47	81	79,789
Series 2007-03, Class 2A2, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.505%(c)	09/25/47	48	48,027
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC03, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	09/25/36	140	101,554
Series 2007-NC02, Class A2B, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	01/25/37	56	47,295
Soundview Home Loan Trust,
Series 2005-02, Class M5, 1 Month LIBOR + 0.990% (Cap N/A, Floor 0.660%)
1.175%(c)	07/25/35	31	31,437
Stanwich Mortgage Loan Trust,
Series 2019-NPB02, Class A1, 144A
3.475%	11/16/24	1,316	1,320,711
Structured Asset Investment Loan Trust,
Series 2006-02, Class A3, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.180%)
0.545%(c)	04/25/36	122	119,107
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC05, Class A4, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.355%(c)	12/25/36	30	28,393
Series 2006-GEL04, Class M1, 144A, 1 Month LIBOR + 0.570% (Cap N/A, Floor 0.380%)
0.755%(c)	10/25/36	97	93,076
Series 2007-WF01, Class A4, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.385%(c)	02/25/37	88	86,716
Towd Point Mortgage Trust,
Series 2015-03, Class A4B, 144A
3.500%(cc)	03/25/54	78	80,185
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	05/25/58	283	281,411
Vericrest Opportunity Loan Transferee,
Series 2017-NP11, Class A1, 144A
3.375%	10/25/47	158	158,150
Series 2019-NPL02, Class A1, 144A
3.967%	02/25/49	2,224	2,233,891

SEE NOTES TO FINANCIAL STATEMENTS.

A288

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

		Principal
Interest	Maturity	Amount
Rate	Date	(000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (continued)
Series 2019-NPL04, Class A2, 144A
5.438%	08/25/49	410	$379,873
Series 2019-NPL07, Class A1A, 144A
3.179%	10/25/49	3,405	3,372,326
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2006-03, Class A2, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	01/25/37	12	12,458

			32,625,276

TOTAL ASSET-BACKED SECURITIES (cost $119,282,434)			119,461,806

BANK LOANS — 1.7%
Advertising — 0.0%
Red Ventures LLC,
Term B-2, 1 Month LIBOR + 2.500%
2.678%(c)	11/08/24	141	132,894

Aerospace & Defense — 0.0%
TransDigm, Inc.,
Tranche G Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.428%(c)	08/22/24	98	88,139

Airlines — 0.0%
American Airlines, Inc.,
2017 Replacement Class B Term Loan, 1 Month LIBOR + 2.000%
2.185%(c)	12/14/23	495	396,545
JetBlue Airways Corp.,
Term Loan, 3 Month LIBOR + 5.250%
6.250%(c)	06/17/24	120	117,400
Kestrel Bidco, Inc. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
4.000%(c)	12/11/26	360	287,852

			801,797

Auto Manufacturers — 0.0%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
3.700%(c)	11/06/24	76	72,100

Auto Parts & Equipment — 0.1%
Adient US LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 4.000%
4.326%(c)	05/06/24	328	314,022
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	04/06/24	690	654,143
Tenneco, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	10/01/25	320	276,494

			1,244,659

Building Materials — 0.0%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.500%
2.678%(c)	10/01/26	346	333,394

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

BANK LOANS (continued)
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp.,
New Term Loan B, 1 Month LIBOR + 2.000%
2.178%(c)	11/21/24		108	$104,068

				437,462

Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
2.058%(c)	06/01/24		392	374,951
INEOS Enterprises Holdings US Finco LLC,
Term Loan B, 3 Month LIBOR + 3.500%
4.500%(c)	08/28/26		257	246,644
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
2018 Term Loan, 1 Month LIBOR + 2.000%
2.178%(c)	09/06/24		358	341,473
Tronox Finance LLC,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 2.750%
2.993%(c)	09/23/24		227	216,928

				1,179,996

Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.428%(c)	07/10/26		238	230,734
CHG Healthcare Services, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
4.072%(c)	06/07/23		265	255,226
Conservice Midco LLC,
Term Loan B, 3 Month LIBOR + 4.250%
4.558%(c)	05/07/27		195	189,638
Ensemble RCM LLC,
Closing Date Term Loan, 3 Month LIBOR + 3.750%
4.437%(c)	08/01/26		36	34,703
Hertz Corp. (The),
Tranche B-1 Term Loan, 3 Month LIBOR + 2.750%
3.510%(c)	06/30/23		364	320,775
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23		214	202,613
NorthRiver Midstream Finance LP (Canada),
Initial Term B Loan, 3 Month LIBOR + 3.250%
4.683%(c)	10/01/25		84	79,477
Prime Security Services Borrower LLC/Prime Finance, Inc.,
2019 Refinancing Term B-1 Loan, 1 - 3 Month LIBOR + 3.250%
4.250%(c)	09/23/26		148	141,893
St. George’s University Scholastic Services LLC (Canada),
Term Loan, 1 Month LIBOR + 3.250%
3.430%(c)	07/17/25	^	66	63,506
Team Health Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	02/06/24		599	457,990
Trans Union LLC,
Term B-5 Loan, 1 Month LIBOR + 1.750%
1.928%(c)	11/16/26		226	215,865

				2,192,420

SEE NOTES TO FINANCIAL STATEMENTS.

A289

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

BANK LOANS (continued)
Cosmetics/Personal Care — 0.0%
Knowlton Development Corp, Inc. (Canada),
New Term Loan, 3 Month LIBOR + 3.750%
4.058%(c)	12/22/25		398	$381,071

Diversified Financial Services — 0.0%
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	04/09/27		245	237,344

Electric — 0.1%
Calpine Corp.,
Term Loan (05/15), 1 Month LIBOR + 2.250%
2.430%(c)	01/15/24		148	142,193
Carroll County Energy LLC,
Term Loan, 3 Month LIBOR + 3.500%
3.808%(c)	02/06/26		34	32,830
Edgewater Generation LLC,
Term Loan, 1 Month LIBOR + 3.750%
3.928%(c)	12/15/25		279	265,891
Exgen Renewables IV LLC,
Loan, 3 Month LIBOR + 3.000%
4.000%(c)	11/28/24		311	302,747
Frontera Generation Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.385%(c)	05/02/25		199	119,173
Invenergy Thermal Operating I LLC,
Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	08/28/25^		155	152,227
Kestrel Acquisition LLC,
Term B Advance, 3 Month LIBOR + 4.250%
5.250%(c)	06/02/25		312	266,670
Pacific Gas & Electric Co.,
Term Loan
—%(p)	11/26/21		250	246,458
Pike Corp.,
2019 New Term Loans, 1 Month LIBOR + 3.250%
4.250%(c)	07/24/26		320	308,478

				1,836,667

Electronics — 0.0%
II-VI, Inc.,
Term B Loan, 1 Month LIBOR + 3.500%
3.607%(c)	09/24/26		230	223,162

Energy-Alternate Sources — 0.0%
CPV Shore Holdings LLC,
Term B Advance, 1 Month LIBOR + 3.750%
3.930%(c)	12/29/25	^	53	50,607

Entertainment — 0.1%
1011778 BC Unlimited Liability Co. (Canada),
Term Loan
—%(p)	02/07/27		106	71,929
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B3 (USD) Loan, 3 Month LIBOR + 2.500%
3.500%(c)	02/01/24		340	322,575
AMC Entertainment Holdings, Inc.,
Term B-1 Loan, 3 Month LIBOR + 3.000%
4.080%(c)	04/22/26		315	226,002

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

BANK LOANS (continued)
Entertainment (continued)
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	08/06/21		299	$288,053
Crown Finance US, Inc.,
Initial Dollar Tranche Term Loan, 3 Month LIBOR + 2.250%
3.322%(c)	02/28/25		366	273,116
NAI Entertainment Holdings LLC,
Tranche B Term Loan, 1 Month LIBOR + 2.500%
3.500%(c)	05/08/25	^	130	112,254
Stars Group Holdings BV (Canada),
USD Term Loan, 3 Month LIBOR + 3.500%
3.808%(c)	07/10/25		89	88,592
UFC Holdings LLC,
Term B Loan, 3 Month LIBOR + 3.250%
4.250%(c)	04/29/26		458	435,123
WMG Acquisition Corp.,
Tranche F Term Loan, 1 Month LIBOR + 2.125%
2.303%(c)	11/01/23		150	145,563

				1,963,207

Foods — 0.1%
Atkins Nutritionals Holdings, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.750%(c)	07/08/24		218	212,136
B&G Foods, Inc.,
Tranche B-4 Term Loan, 1 Month LIBOR + 2.500%
2.678%(c)	10/10/26		264	260,045
Dole Food Co., Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	04/06/24		123	119,682
H-Food Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 3.688%
3.866%(c)	05/23/25		190	180,244
Hostess Brands LLC,
2019 Refinancing Term B Loan, 1 - 3 Month LIBOR + 2.250%
3.007%(c)	08/03/25		270	259,923
JBS USA LUX SA/JBS USA Finance, Inc.,
New Term Loan, 3 Month LIBOR + 2.000%
3.072%(c)	05/01/26		37	34,914
Moran Foods LLC,
Second Lien Tranche A Term Loan Non-PIK, 3 Month LIBOR + 10.750%
12.183%(c)	10/01/24	^	203	192,600
12.183%(c)	10/01/24	^	284	127,785
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.428%(c)	10/22/25		443	421,171

				1,808,500

Healthcare-Products — 0.0%
Albany Molecular Research, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.250%
4.250%(c)	08/30/24		342	329,009

Healthcare-Services — 0.1%
Air Medical Group Holdings, Inc.,
2017-2 New Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	03/14/25		56	52,916

SEE NOTES TO FINANCIAL STATEMENTS.

A290

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

BANK LOANS (continued)
Healthcare-Services (continued)
Da Vinci Purchaser Corp.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
5.238%(c)	01/08/27		435	$422,313
Envision Healthcare Corp.,
Initial Term Loan, 1 Month LIBOR + 3.750%
3.928%(c)	10/10/25		524	346,008
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
3.928%(c)	11/17/25		285	265,661
MED ParentCo LP,
First Lien Delayed Draw Term Loan, 3 Month LIBOR + 4.250%
4.431%(c)	08/31/26		24	21,959
First Lien Initial Term Loan, 3 Month LIBOR + 4.250%
4.613%(c)	08/31/26		139	124,824
Syneos Health, Inc.,
Replacement Term B Loan, 1 - 3 Month LIBOR + 1.750%
1.928%(c)	08/01/24		190	184,008
Tivity Health, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 5.250%
5.428%(c)	03/06/26		128	114,297
US Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
5.188%(c)	06/26/26		174	166,940

				1,698,926

Holding Companies-Diversified — 0.0%
Quidditch Acquisition, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 7.000%
7.308%(c)	03/21/25	^	245	215,616

Household Products/Wares — 0.0%
Kronos Acquisition Holdings, Inc. (Canada),
Term B-3 Loan, 2 Month LIBOR + 4.000%
5.000%(c)	05/15/23		345	327,750

Insurance — 0.1%
Alliant Holdings Intermediate LLC,
Initial Term Loan (2018), 1 Month LIBOR + 2.750%
2.928%(c)	05/09/25		118	111,374
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	11/03/24		440	423,483
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	11/03/23		255	246,402
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%
6.678%(c)	08/04/25		177	175,749
HUB International Ltd.,
Initial Term Loan, 2 Month LIBOR + 3.000%
4.020%(c)	04/25/25		450	427,809
USI, Inc.,
Term Loan B, 3 Month LIBOR + 3.000%
3.308%(c)	05/16/24		398	377,001

				1,761,818

Internet — 0.0%
Barracuda Networks, Inc.,
Senior Secured First Lien Term Loan, 3 Month LIBOR + 3.250%
4.250%(c)	02/12/25		173	168,295

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

BANK LOANS (continued)
Internet (continued)
Getty Images, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.500%
4.688%(c)	02/19/26		275	$243,630
Go Daddy Operating Co. LLC,
Tranche B-2 Term Loan, 1 Month LIBOR + 1.750%
1.928%(c)	02/15/24		173	165,726

				577,651

Leisure Time — 0.0%
Bombardier Recreational Products, Inc. (Canada),
2020 Incremental Term Loan, 3 Month LIBOR + 5.000%
6.000%(c)	05/24/27	^	70	70,000
2020 Replacement Term Loan, 1 Month LIBOR + 2.000%
2.178%(c)	05/24/27		195	184,711
ClubCorp Holdings, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 2.750%
3.058%(c)	09/18/24		178	150,368

				405,079

Lodging — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc.,
Term B Loan, 1 Month LIBOR + 2.750%
2.928%(c)	12/23/24		239	212,577
Golden Nugget LLC,
First Initial Term Loan, 1 - 2 Month LIBOR + 2.500%
3.473%(c)	10/04/23		421	341,783

				554,360

Machinery-Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	08/01/25		47	45,203

Machinery-Diversified — 0.0%
Star US Bidco LLC,
Initial Term Loan, 1 Month LIBOR + 4.250%
5.250%(c)	03/17/27		195	177,206
Titan Acquisition Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
3.361%(c)	03/28/25		282	256,594

				433,800

Media — 0.1%
Altice Financing SA (Luxembourg),
October 2017 USD Term Loan, 1 Month LIBOR + 2.750%
2.930%(c)	01/31/26		113	106,745
Banijay Group US Holding, Inc. (France),
Term Loan
—%(p)	03/01/25	^	250	236,250
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%
2.435%(c)	07/17/25		452	427,796
Diamond Sports Group LLC,
Term Loan, 3 Month LIBOR + 3.250%
3.430%(c)	08/24/26		378	306,289
Entercom Media Corp.,
Term Loan B-2, 1 Month LIBOR + 2.500%/PRIME + 1.500%
4.061%(c)	11/18/24		208	193,533

SEE NOTES TO FINANCIAL STATEMENTS.

A291

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

BANK LOANS (continued)
Media (continued)
Meredith Corp.,
Term B-2 Loan, 3 Month LIBOR + 2.500%
3.260%(c)	01/31/25		115	$106,669
Midcontinent Communications,
New Term Loan, 1 Month LIBOR + 1.750%
1.934%(c)	08/15/26	^	134	127,958
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.750%
2.923%(c)	09/18/26		456	432,461
Nielsen Finance LLC,
Class B-4 Term Loan, 1 Month LIBOR + 2.000%
2.180%(c)	10/04/23		518	498,778
Sinclair Television Group, Inc.,
New Tranche B Term Loan, 1 Month LIBOR + 2.250%
2.430%(c)	01/03/24		148	140,565

				2,577,044

Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Initial Term Loans, 1 Month LIBOR + 2.250%
2.438%(c)	07/31/26	^	263	254,732
Hillman Group, Inc. (The),
Term Loan
—%(p)	05/31/25		233	218,525
Zekelman Industries, Inc.,
2020 Term Loan, 1 Month LIBOR + 2.250%
2.430%(c)	01/24/27	^	195	186,246

				659,503

Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan, 3 Month LIBOR + 10.000%
12.000%(c)	05/15/22	^	142	142,069
Gates Global LLC,
Initial B-2 Dollar Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	04/01/24		34	32,931
Momentive Performance Materials, Inc.,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
3.430%(c)	05/15/24	^	371	347,454
Shutterfly, Inc.,
First Lien Term B Loan, 3 Month LIBOR + 6.000%
6.308%(c)	09/25/26		152	138,702

				661,156

Oil & Gas — 0.1%
California Resources Corp.,
Term Loan (11/17), 3 Month LIBOR + 4.750%
5.750%(c)	12/31/22		803	276,897
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%
8.000%(c)	08/01/23		198	187,347
Gulf Finance LLC,
Tranche B Term Loan, 1 - 3 Month LIBOR + 5.250%
6.250%(c)	08/25/23		682	439,767

				904,011

			Principal
Interest	Maturity		Amount
Rate	Date		(000)#	Value

BANK LOANS (continued)
Packaging & Containers — 0.1%
Altium Packaging LLC,
2018 Refinancing Term Loan, 1 Month LIBOR + 2.750%
3.750%(c)	05/22/24	^	335	$320,490
Berry Global, Inc.,
Term W Loan, 1 Month LIBOR + 2.000%
2.177%(c)	10/01/22		100	97,172
BWay Holding Co.,
Initial Term Loan, 3 Month LIBOR + 3.250%
4.561%(c)	04/03/24		64	56,904
Flex Acquisition Co., Inc.,
Initial Term Loan, 3 Month LIBOR + 3.000%
4.433%(c)	12/29/23		205	195,617
Ring Container Technologies Group LLC,
Initial Term Loan (First Lien), 1 Month LIBOR + 2.750%
2.928%(c)	10/31/24	^	196	185,793

				855,976

Pharmaceuticals — 0.1%
Alphabet Holding Co., Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.500%
3.678%(c)	09/26/24		421	394,823
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.190%(c)	06/02/25		139	134,984
Elanco Animal Health, Inc.,
Term Loan
—%(p)	02/04/27		350	333,521
Endo Luxembourg Finance Co.,
Initial Term Loan, 3 Month LIBOR + 4.250%
5.000%(c)	04/29/24		172	161,498
Pathway Vet Alliance LLC,
Term Loan
—%(p)	03/31/27		55	53,470
PetVet Care Centers LLC,
2020 First Lien Incremental Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	02/14/25		185	177,293

				1,255,589

Pipelines — 0.0%
Lower Cadence Holdings LLC,
Initial Term Loan, 1 Month LIBOR + 4.000%
4.178%(c)	05/22/26		244	216,299
Medallion Midland Acquisition LLC,
Term Loan
—%(p)	10/30/24		98	87,089
Prairie ECI Acquiror, LP,
Initial Term Loan, 1 Month LIBOR + 4.750%
4.928%(c)	03/11/26		115	103,576

				406,964

Real Estate — 0.0%
Brookfield Property REIT, Inc.,
Initial Term B Loan, 1 Month LIBOR + 2.500%
2.678%(c)	08/27/25	^	357	292,211
Lightstone HoldCo LLC,
2018 Refinancing Term B Facility, 3 Month LIBOR + 3.750%
4.750%(c)	01/30/24		264	223,349

SEE NOTES TO FINANCIAL STATEMENTS.

A292

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Real Estate (continued)
2018 Refinancing Term C Facility, 3 Month LIBOR + 3.750%
4.750%(c)	01/30/24	15	$12,597

			528,157

Real Estate Investment Trusts (REITs) — 0.0%
ESH Hospitality, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 2.000%
2.178%(c)	09/18/26	267	253,113

Retail — 0.1%
BJ’s Wholesale Club Holdings, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 2.250%
2.435%(c)	02/03/24	141	136,848
Claire’s Stores, Inc.,
Term Loan B, 3 Month LIBOR + 6.500%
6.808%(c)	12/18/26	657	519,098
IRB Holding Corp.,
Term B Loan, 3 Month LIBOR + 2.750%
3.750%(c)	02/05/25	1	1,169
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Cash Pay Ext Term Loan, 1 Month LIBOR + 5.500%
10.750%(c)	10/25/23	200	50,654
Term Loan
—%(p)	10/25/23	223	50,333
PetSmart, Inc.,
Tranche B-2 Loan, 3 Month LIBOR + 4.000%
5.000%(c)	03/11/22	71	69,640
SP PF Buyer LLC,
Term Loan, 1 Month LIBOR + 4.500%
4.678%(c)	12/19/25^	204	166,019
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%
5.687%(c)	04/16/26	230	196,217
Steinway Musical Instruments, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 3.750%
4.750%(c)	02/13/25	56	53,117
Whatabrands LLC,
2020 Refinancing Term Loan, 1 Month LIBOR + 2.750%
2.925%(c)	08/03/26	87	83,029

			1,326,124

Software — 0.2%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	07/12/24	169	160,686
Cornerstone OnDemand, Inc.,
Term Loan, 2 Month LIBOR + 4.250%
5.348%(c)	04/22/27	135	132,806
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 4.000%
4.178%(c)	10/16/26	199	192,434
Dun & Bradstreet Corp. (The),
Term Loan B, 1 Month LIBOR + 4.000%
4.184%(c)	02/06/26	249	241,668
Exela Intermediate LLC,
2018 Repriced Term Loan, 1 - 6 Month LIBOR + 6.500%
7.500%(c)	07/12/23^	416	104,077

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Software (continued)
Finastra USA, Inc.,
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%
4.500%(c)	06/13/24	469	$409,060
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	12/01/23	217	208,175
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	02/25/27	277	264,133
Project Alpha Intermediate Holding, Inc.,
Term Loan, 1 - 3 Month LIBOR + 3.500%
5.380%(c)	04/26/24	249	238,846
Project Boost Purchaser LLC,
Senior Secured First Lien Term Loan, 1 Month LIBOR + 3.500%
3.678%(c)	06/01/26	213	202,362
Quest Software US Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.250%
5.010%(c)	05/16/25	49	46,719
Rackspace Hosting, Inc.,
Term B Loan (First Lien), 3 Month LIBOR + 3.000%
4.000%(c)	11/03/23	359	339,793
SS&C Technologies, Inc.,
Term B-3 Loan, 1 Month LIBOR + 1.750%
1.928%(c)	04/16/25	199	189,449
Term B-4 Loan, 1 Month LIBOR + 1.750%
1.928%(c)	04/16/25	140	133,101
Ultimate Software Group, Inc.,
First Lien Initial Term Loan, 1 Month LIBOR + 3.750%
3.928%(c)	05/04/26	124	119,875
Term Loan
—%(p)	05/03/26	215	212,197

			3,195,381

Telecommunications — 0.2%
Avaya, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 4.250%
4.435%(c)	12/15/24	456	420,535
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.428%(c)	03/15/27	208	195,395
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	10/02/24	133	130,815
CommScope, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
3.428%(c)	04/04/26	619	584,638
Dawn Acquisition LLC,
Initial Term Loan, 3 Month LIBOR + 3.750%
4.058%(c)	12/31/25	263	236,161
Hargray Communications Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	05/16/24	21	20,207
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23	65	64,675

SEE NOTES TO FINANCIAL STATEMENTS.

A293

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS (continued)
Telecommunications (continued)
Maxar Technologies Ltd.,
Initial Term B Loan, 1 Month LIBOR + 2.750%
2.930%(c)	10/05/24	256	$239,126
Numericable US LLC (France),
USD TLB-12 Term Loan, 1 Month LIBOR + 3.688%
4.438%(c)	01/31/26	581	554,757
Plantronics, Inc.,
Term B Loan, 1 - 3 Month LIBOR + 2.500%
3.125%(c)	07/02/25	355	322,665
Windstream Services LLC,
New Tranche B-6 Term Loan, PRIME + 5.000%
8.250%(c)	03/29/21	360	216,771
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.178%(c)	03/09/27	374	353,723

			3,339,468

Transportation — 0.0%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
2.308%(c)	12/30/26	281	270,606
Hanjin International Corp. (South Korea),
Initial Term Loans, 1 Month LIBOR + 2.500%
2.678%(c)	10/19/20^	221	198,900

			469,506

TOTAL BANK LOANS (cost $39,422,835)			35,431,229

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.5%
BANK,
Series 2019-BN21, Class XA, IO
0.997%(cc)	10/17/52	12,703	780,620
Series 2020-BN25, Class XA, IO
0.888%(cc)	01/15/63	15,947	1,034,713
BB-UBS Trust,
Series 2012-SHOW, Class A, 144A
3.430%	11/05/36	1,000	961,433
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	386	352,474
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.235%(c)	06/15/35	3,850	3,437,352
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 144A, 1 Month LIBOR + 1.321% (Cap N/A, Floor 1.348%)
1.506%(c)	03/15/37	2,500	2,385,135
Commercial Mortgage Trust,
Series 2020-CBM, Class F, 144A
3.754%(cc)	02/10/37	610	478,986
Credit Suisse Mortgage Capital LLC,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37	1,600	1,561,508
DBGS Mortgage Trust,
Series 2018-05BP, Class B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.015%(c)	06/15/33	2,000	1,906,725

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces,
Series 2015-M10, Class A2
3.092%(cc)	04/25/27	1,579	$1,756,887
Series 2016-M04, Class X2, IO
2.710%(cc)	01/25/39	6,748	464,670
FHLMC Multifamily Structured Pass-Through Certificates,
Series 2015-K45, Class C, 144A
3.713%(cc)	04/25/48	1,810	1,853,075
Series 2015-K48, Class B, 144A
3.764%(cc)	08/25/48	1,985	2,117,944
Series 2019-K736, Class C, 144A
3.884%(cc)	07/25/26	390	396,094
Series K0033, Class X1, IO
0.411%(cc)	07/25/23	36,097	293,616
Series K068, Class X3, IO
2.130%(cc)	10/25/44	11,390	1,377,560
Series K072, Class X3, IO
2.206%(cc)	12/25/45	11,320	1,464,399
Series K086, Class X1, IO
0.386%(cc)	11/25/28	27,526	553,513
Series K088, Class X3, IO
2.424%(cc)	02/25/47	8,040	1,299,177
Series K089, Class X3, IO
2.375%(cc)	01/25/46	6,996	1,098,082
Series K090, Class X1, IO
0.852%(cc)	02/25/29	23,591	1,290,716
Series K090, Class X3, IO
2.389%(cc)	10/25/29	7,550	1,214,677
Series K092, Class X3, IO
2.323%(cc)	05/25/47	1,270	199,924
Series K095, Class X1, IO
1.082%(cc)	06/25/29	10,961	788,397
Series K723, Class X3, IO
1.985%(cc)	10/25/34	5,000	272,323
Series K729, Class X3, IO
2.036%(cc)	11/25/44	10,120	750,955
Series K730, Class X3, IO
2.103%(cc)	02/25/45	9,390	743,072
Series KC04, Class X1, IO
1.405%(cc)	12/25/26	7,500	439,060
FREMF Mortgage Trust,
Series 2017-KF29, Class B, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 4.000%)
4.000%(c)	02/25/24	923	901,191
Series 2018-KF42, Class B, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.383%(c)	12/25/24	1,050	1,012,169
Government National Mortgage Assoc.,
Series 2012-44, Class IO, IO
0.226%(cc)	03/16/49	4,695	26,167
Series 2013-80, Class IO, IO
0.896%(cc)	03/16/52	6,731	201,681
Series 2014-186, Class IO, IO
0.700%(cc)	08/16/54	7,215	260,928
Series 2015-33, Class IO, IO
0.723%(cc)	02/16/56	7,353	301,539

SEE NOTES TO FINANCIAL STATEMENTS.

A294

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-59, Class IO, IO
0.928%(cc)	06/16/56	1,120	$50,656
Series 2015-86, Class IO, IO
0.688%(cc)	05/16/52	4,740	183,036
Series 2016-071, Class QI, IO
0.954%(cc)	11/16/57	13,283	795,655
Series 2017-086, Class IO, IO
0.784%(cc)	05/16/59	2,208	124,334
Series 2017-148, Class IO, IO
0.656%(cc)	07/16/59	2,598	127,980
Series 2017-171, Class IO, IO
0.694%(cc)	09/16/59	1,671	96,301
Series 2017-173, Class IO, IO
1.357%(cc)	09/16/57	2,693	216,981
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C26, Class A4
3.494%	01/15/48	1,960	2,119,311
Lehman Brothers Small Balance Commercial Mortgage Trust,
Series 2007-02A, Class 1A3, 144A, 1 Month LIBOR + 0.270% (Cap N/A, Floor 0.270%)
0.455%(c)	06/25/37	39	38,236
Morgan Stanley Capital I Trust,
Series 2007-HQ11, Class X, IO, 144A
0.365%(cc)	02/12/44	254	517
Series 2007-T27, Class B, 144A
6.215%(cc)	06/11/42	2,309	2,388,707
UBS Commercial Mortgage Trust,
Series 2012-C01, Class XA, IO, 144A
2.253%(cc)	05/10/45	3,558	91,946
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A4
3.525%	05/10/63	647	669,776
Velocity Commercial Capital Loan Trust,
Series 2015-01, Class M3, 144A
7.050%(cc)	06/25/45	109	108,896
Series 2015-01, Class M5, 144A
7.642%(cc)	06/25/45	100	95,743
Series 2016-01, Class M5, 144A
8.647%(cc)	04/25/46	43	44,297
Series 2016-01, Class M7, 144A
8.647%(cc)	04/25/46	67	63,896
Series 2017-01, Class AFL, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.418%(c)	05/25/47	41	40,445
Series 2017-01, Class M3, 144A
5.350%(cc)	05/25/47	100	97,664
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	68	56,958
Series 2018-02, Class A, 144A
4.050%(cc)	10/26/48	1,001	1,022,340
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	92	89,729
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	94	89,274
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	85	77,987

Interest Rate	Maturity Date			Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-01, Class A, 144A
3.760%(cc)	03/25/49			3,976	$4,000,003
Series 2019-01, Class M1, 144A
3.940%(cc)	03/25/49			1,808	1,792,308
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49			91	87,497
Series 2019-03, Class A, 144A
3.030%(cc)	10/25/49			1,022	1,011,008
VNDO Mortgage Trust,
Series 2012-06AVE, Class A, 144A
2.996%	11/15/30			1,049	1,078,792
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.399%(cc)	03/15/45			1,125	945,836

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $53,426,268)					51,582,871

CONVERTIBLE BONDS — 3.7%
Aerospace & Defense — 0.0%
MTU Aero Engines AG (Germany),
Sr. Unsec’d. Notes
0.125%	05/17/23		EUR	300	431,476

Airlines — 0.0%
Southwest Airlines Co.,
Sr. Unsec’d. Notes
1.250%	05/01/25	(a)		582	696,658

Apparel — 0.1%
adidas AG (Germany),
Sr. Unsec’d. Notes
0.050%	09/12/23		EUR	400	499,554
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	02/16/21			358	1,701,148

					2,200,702

Banks — 0.2%
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.040%	02/04/25			1,394	1,654,038
Sr. Unsec’d. Notes, MTN
1.040%	02/18/25			1,258	1,332,477
BofA Finance LLC,
Bank Gtd. Notes, MTN
0.250%	05/01/23			891	855,489

					3,842,004

Beverages — 0.1%
Remy Cointreau SA (France),
Sr. Unsec’d. Notes
0.125%	09/07/26		EUR	752	1,169,468

Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc.,
Sr. Sub. Notes
0.599%	08/01/24	(a)		845	1,037,869

SEE NOTES TO FINANCIAL STATEMENTS.

A295

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CONVERTIBLE BONDS (continued)
Biotechnology (continued)
Exact Sciences Corp.,
Sr. Unsec’d. Notes
1.000%	01/15/25			438	$594,508
Illumina, Inc.,
Sr. Unsec’d. Notes
0.500%	06/15/21	(a)		836	1,240,124

					2,872,501

Building Materials — 0.1%
Sika AG (Switzerland),
Sr. Unsec’d. Notes
0.150%	06/05/25		CHF	420	520,657
Sub. Notes
3.750%	01/30/22		CHF	600	869,348

					1,390,005

Chemicals — 0.1%
Symrise AG (Germany),
Sr. Unsec’d. Notes
0.238%	06/20/24		EUR	700	992,321

Commercial Services — 0.2%
Amadeus IT Group SA (Spain),
Sr. Unsec’d. Notes
1.500%	04/09/25		EUR	1,300	1,776,060
Chegg, Inc.,
Sr. Unsec’d. Notes
0.125%	03/15/25			616	873,917
China Conch Venture Holdings International Ltd. (China),
Gtd. Notes
3.520%	09/05/23		HKD	5,000	692,440
Square, Inc.,
Sr. Unsec’d. Notes
0.500%	05/15/23			880	1,306,184

					4,648,601

Computers — 0.1%
Atos SE (France),
Sr. Unsec’d. Notes
0.000%(ss)	11/06/24		EUR	700	1,037,727

Engineering & Construction — 0.1%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.500%	01/16/26		EUR	900	1,717,401

Entertainment — 0.1%
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/23			1,097	1,118,125

Foods — 0.0%
Ocado Group PLC (United Kingdom),
Gtd. Notes
0.875%	12/09/25		GBP	500	812,191

Healthcare-Products — 0.1%
Insulet Corp.,
Sr. Unsec’d. Notes, 144A
0.375%	09/01/26	(a)		1,136	1,240,797

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CONVERTIBLE BONDS (continued)
Healthcare-Products (continued)
Repligen Corp.,
Sr. Unsec’d. Notes
0.375%	07/15/24			1,097	$1,384,044

					2,624,841

Healthcare-Services — 0.0%
Orpea (France),
Sr. Unsec’d. Notes
0.375%	05/17/27		EUR	495	795,104

Home Furnishings — 0.1%
Sony Corp. (Japan),
Sr. Unsec’d. Notes
0.000%(ss)	09/30/22		JPY	109,000	1,495,672

Internet — 0.5%
Baozun, Inc. (China),
Sr. Unsec’d. Notes
1.625%	05/01/24			755	729,112
Booking Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	05/01/25	(a)		1,168	1,450,775
IAC FinanceCo, Inc.,
Gtd. Notes, 144A
0.875%	10/01/22			532	1,131,516
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.000%	08/15/28			784	1,792,274
Okta, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	09/01/25			1,121	1,391,779
Palo Alto Networks, Inc.,
Sr. Unsec’d. Notes
0.750%	07/01/23			632	680,582
Proofpoint, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	08/15/24			446	438,383
Snap, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	08/01/26			1,170	1,465,769
Zillow Group, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	09/01/26			741	1,058,641

					10,138,831

Investment Companies — 0.1%
Archer Obligations SA (France),
Gtd. Notes
0.000%(ss)	03/31/23		EUR	1,200	1,704,370

Media — 0.1%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26			185	170,544
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30			18	12,164
4.000%	11/15/29			24	16,311

SEE NOTES TO FINANCIAL STATEMENTS.

A296

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CONVERTIBLE BONDS (continued)
Media (continued)
Sr. Unsec’d. Notes, 144A
1.750%	09/30/46			682	$1,033,120
Liberty Media Corp.,
Sr. Unsec’d. Notes
1.375%	10/15/23			502	525,296

					1,757,435

Oil & Gas — 0.0%
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26	(d)		70	1,995
Oasis Petroleum, Inc.,
Gtd. Notes
2.625%	09/15/23			40	6,156
Whiting Petroleum Corp.,
Gtd. Notes
1.250%	04/01/20	(d)		49	7,770

					15,921

Pharmaceuticals — 0.1%
DexCom, Inc.,
Sr. Unsec’d. Notes
0.750%	12/01/23			693	1,719,176
Sr. Unsec’d. Notes, 144A
0.250%	11/15/25			386	394,493

					2,113,669

Real Estate — 0.0%
Smart Insight International Ltd. (China),
Sr. Sec’d. Notes
4.500%	12/05/23		HKD	4,000	576,024

Retail — 0.0%
Zhongsheng Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
4.570%	05/23/23		HKD	5,000	949,708

Semiconductors — 0.4%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
2.125%	09/01/26			121	789,774
Inphi Corp.,
Sr. Unsec’d. Notes, 144A
0.750%	04/15/25	(a)		660	796,773
Microchip Technology, Inc.,
Sr. Sub. Notes
1.625%	02/15/27			2,372	3,499,917
ON Semiconductor Corp.,
Gtd. Notes
1.625%	10/15/23	(a)		639	776,593
Silicon Laboratories, Inc.,
Sr. Unsec’d. Notes
1.375%	03/01/22			463	560,508
STMicroelectronics NV (Switzerland),
Sr. Unsec’d. Notes, Series A
0.000%(ss)	07/03/22			800	1,079,178

					7,502,743

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CONVERTIBLE BONDS (continued)
Software — 1.0%
Akamai Technologies, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/25		807	$1,005,611
Atlassian, Inc.,
Gtd. Notes
0.625%	05/01/23		939	2,092,598
Cloudflare, Inc.,
Sr. Unsec’d. Notes, 144A
0.750%	05/15/25		511	615,679
Coupa Software, Inc.,
Sr. Unsec’d. Notes
0.125%	06/15/25		1,387	2,513,453
Datadog, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	06/15/25		330	389,164
DocuSign, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23		744	1,809,950
Envestnet, Inc.,
Gtd. Notes
1.750%	06/01/23		794	970,930
Five9, Inc.,
Sr. Unsec’d. Notes
0.125%	05/01/23	(a)	266	721,408
Sr. Unsec’d. Notes, 144A
0.500%	06/01/25		616	661,163
MongoDB, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	01/15/26	(a)	694	875,586
RealPage, Inc.,
Sr. Unsec’d. Notes
1.500%	05/15/25		594	640,501
RingCentral, Inc.,
Sr. Unsec’d. Notes, 144A
0.780%	03/01/25		821	875,563
Sea Ltd. (Taiwan),
Sr. Unsec’d. Notes, 144A
1.000%	12/01/24		294	634,997
ServiceNow, Inc.,
Sr. Unsec’d. Notes
0.000%(ss)	06/01/22		695	2,084,011
Slack Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
0.500%	04/15/25		366	451,381
Splunk, Inc.,
Sr. Unsec’d. Notes
0.500%	09/15/23		726	1,041,017
Twilio, Inc.,
Sr. Unsec’d. Notes
0.250%	06/01/23		454	1,409,487
Workday, Inc.,
Sr. Unsec’d. Notes
0.250%	10/01/22		760	1,047,095
Xero Investments Ltd. (New Zealand),
Gtd. Notes
2.375%	10/04/23		920	1,353,171

				21,192,765

SEE NOTES TO FINANCIAL STATEMENTS.

A297

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value

CONVERTIBLE BONDS (continued)
Telecommunications — 0.1%
Vodafone Group PLC (United Kingdom),
Sub. Notes
1.500%	03/12/22		GBP	900	$1,170,450

TOTAL CONVERTIBLE BONDS (cost $62,500,191)					74,966,713

CORPORATE BONDS — 27.8%
Advertising — 0.0%
Lamar Media Corp.,
Gtd. Notes
5.750%	02/01/26			220	227,326
Gtd. Notes, 144A
4.000%	02/15/30			195	187,199
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27			285	257,228

					671,753

Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30			1,187	1,296,052
Boeing Co. (The),
Sr. Unsec’d. Notes
2.250%	06/15/26			260	251,791
3.250%	02/01/35			618	557,889
4.508%	05/01/23			481	508,252
4.875%	05/01/25			1,379	1,504,044
5.040%	05/01/27			484	533,679
5.150%	05/01/30			1,010	1,125,649
5.705%	05/01/40			542	616,971
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25	(a)		481	313,424
7.875%	04/15/27			355	231,778
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24			650	670,651
5.900%	02/01/27			318	339,329
5.950%	02/01/37			45	46,443
6.750%	01/15/28			70	76,317
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25			154	172,311
4.400%	06/15/28			468	556,020
4.854%	04/27/35			140	177,893
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
1.850%	06/15/30			170	174,400
2.800%	06/15/50			595	625,443
3.800%	03/01/45			271	329,347
4.070%	12/15/42			80	102,641
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28			1,832	2,046,326

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46		235	$266,502
4.125%	11/16/28		2,185	2,573,649
4.450%	11/16/38		123	150,413
4.500%	06/01/42		191	237,171
Sr. Unsec’d. Notes, 144A
3.200%	03/15/24		360	383,846
4.800%	12/15/43		140	178,950
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25		150	148,834
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	(a)	773	773,278
Triumph Group, Inc.,
Gtd. Notes
7.750%	08/15/25		300	228,487

				17,197,780

Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.875%	09/16/46		713	707,374
4.800%	02/14/29	(a)	1,532	1,785,884
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.590% (Cap N/A, Floor 0.000%)
1.014%(c)	08/14/20		30	29,933
Gtd. Notes, 3 Month LIBOR + 0.880%
1.272%(c)	08/15/22		305	303,778
Gtd. Notes
3.215%	09/06/26	(a)	449	481,819
3.462%	09/06/29		304	323,892
3.557%	08/15/27	(a)	391	421,035
4.390%	08/15/37		756	824,223
4.540%	08/15/47		152	164,665
4.906%	04/02/30		935	1,096,484
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24		493	512,038
3.500%	07/26/26		720	768,090
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	(a)	546	563,081
3.875%	08/21/42		388	440,591
4.375%	11/15/41		230	278,747
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35		120	146,791
7.000%	08/04/41		105	131,004

				8,979,429

Airlines — 0.1%
Air Canada 2015-2 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29		157	148,403

SEE NOTES TO FINANCIAL STATEMENTS.

A298

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines (continued)
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31		212	$173,517
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		117	97,580
American Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.650%	12/15/29		175	142,322
American Airlines Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/22		10	5,790
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33		254	206,789
British Airways 2018-1 Class AA Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.800%	03/20/33		63	60,091
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23		115	108,195
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25		252	236,454
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26		24	21,537
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		305	299,296
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		19	18,769
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27		76	69,715
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28		131	119,058
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	(a)	807	753,673
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24		131	106,665

				2,567,854

Apparel — 0.0%
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40		497	554,280
3.375%	03/27/50		60	69,043
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27		175	180,213

				803,536

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers — 0.7%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24		195	$195,822
5.875%	06/01/29		205	213,306
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%
0.665%(c)	06/11/21		320	319,706
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.370%
0.818%(c)	05/10/23		410	404,812
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.540%
0.846%(c)	06/27/22		350	349,118
BMW Finance NV (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.790%
1.225%(c)	08/12/22		330	326,259
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%
1.841%(c)	04/14/22		340	335,062
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.900%
1.292%(c)	02/15/22		250	246,643
Gtd. Notes, 144A
2.550%	08/15/22		435	445,987
Ford Motor Co.,
Sr. Unsec’d. Notes
9.000%	04/22/25		770	832,589
9.625%	04/22/30		20	23,707
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.810%
2.183%(c)	04/05/21		400	383,862
Sr. Unsec’d. Notes
3.470%	04/05/21		400	394,804
4.271%	01/09/27		200	186,901
4.542%	08/01/26		400	380,610
5.125%	06/16/25		200	199,800
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26		775	735,626
General Motors Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.210%(c)	09/10/21		400	394,690
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
2.170%(c)	04/09/21	(a)	400	396,539
Gtd. Notes
5.250%	03/01/26		40	43,592
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.601%(c)	11/06/21		170	166,877
Sr. Unsec’d. Notes
2.750%	06/20/25		1,215	1,199,377
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%
1.284%(c)	03/02/21		100	99,488
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.000%)
2.292%(c)	07/08/21		870	859,869

SEE NOTES TO FINANCIAL STATEMENTS.

A299

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.630%
0.936%(c)	09/21/21		290	$277,758
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)
0.996%(c)	09/28/22		600	557,969
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.650%
1.961%(c)	07/13/22		420	390,357
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.890%
2.201%(c)	01/13/22		190	182,311
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.860%
1.157%(c)	09/24/21		200	197,894
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%
1.204%(c)	11/13/20		250	250,106
Gtd. Notes, 144A, 3 Month LIBOR + 0.940%
1.375%(c)	11/12/21		350	347,458
Gtd. Notes, 144A
2.700%	09/26/22		729	752,854
3.200%	09/26/26		1,000	1,070,438

				13,162,191

Auto Parts & Equipment — 0.3%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	(a)	325	269,322
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26		320	330,938
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25	(a)	1,219	1,197,624
6.250%	03/15/26		275	267,054
6.500%	04/01/27	(a)	492	477,231
Clarios Global LP/Clarios U.S. Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		355	366,014
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		505	320,564
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26	(a)	415	429,967
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27		540	536,380
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25		535	574,219
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26		144	134,125
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%
4.750%	09/15/26		200	196,942

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	265	$180,373
5.375%	12/15/24	30	20,045

			5,300,798

Banks — 5.3%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.570%
0.939%(c)	08/27/21	230	231,021
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	531	564,589
4.750%	10/12/23	560	603,311
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.706%	06/27/24	1,200	1,262,466
3.125%	02/23/23	1,000	1,040,693
3.490%	05/28/30	200	214,344
Bank of America Corp.,
Sr. Unsec’d. Notes
3.419%(ff)	12/20/28	267	297,247
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.660%
1.769%(c)	07/21/21	70	70,042
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.180%
2.289%(c)	10/21/22	90	90,694
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	350	357,493
2.884%(ff)	10/22/30	1,760	1,901,915
3.705%(ff)	04/24/28	2,141	2,422,145
3.824%(ff)	01/20/28	3,790	4,281,383
3.974%(ff)	02/07/30	830	964,783
Sub. Notes, MTN, Series L
4.183%	11/25/27	1,250	1,424,222
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.570%
0.854%(c)	03/26/22	460	460,362
Sub. Notes
3.803%(ff)	12/15/32	90	96,299
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
3.442%(ff)	02/07/28	140	158,007
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	55	62,143
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	11/21/24	763	801,729
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.822%(c)	02/15/23	340	339,309
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	210	208,447
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
2.936%(c)	01/10/23	200	200,487
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.380%
1.766%(c)	05/16/24	200	197,671

SEE NOTES TO FINANCIAL STATEMENTS.

A300

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Sub. Notes
5.200%	05/12/26		310	$346,945
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		500	511,021
Sr. Unsec’d. Notes, 144A, MTN
3.800%	01/10/24	(a)	558	603,606
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	01/14/25		1,724	1,782,211
Sub. Notes, 144A
5.150%	07/21/24		960	1,067,435
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.800%
0.881%(c)	03/17/23		120	119,188
Sr. Unsec’d. Notes
2.606%(ff)	07/22/23		699	722,746
Capital One NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%
1.910%(c)	01/30/23		250	249,237
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24		95	96,277
5.000%	08/15/22		175	178,770
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%
0.911%(c)	02/19/22		250	250,957
Citigroup, Inc.,
Jr. Sub. Notes, Series P
5.950%(ff)	—	(rr)	320	319,392
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.870%
0.940%(c)	11/04/22		120	119,360
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.970%(c)	07/24/23		340	339,998
Sr. Unsec’d. Notes
2.976%(ff)	11/05/30		2,066	2,194,360
3.106%(ff)	04/08/26		2,264	2,432,884
3.520%(ff)	10/27/28		2,557	2,838,725
3.668%(ff)	07/24/28		690	771,502
Sub. Notes
4.300%	11/20/26		900	1,023,384
5.300%	05/06/44		50	66,106
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
4.500%	12/09/25		785	883,270
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26		470	516,010
Sr. Unsec’d. Notes, 144A
3.875%	09/26/23		545	595,847
Credit Agricole Corporate & Investment Bank SA (France),
Bank Gtd. Notes, MTN, 3 Month LIBOR + 0.625% (Cap N/A, Floor 0.625%)
2.062%(c)	10/03/21		450	448,162
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26		485	491,324

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
3.250%	10/04/24		400	$429,673
4.125%	01/10/27		520	587,759
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%
1.513%(c)	12/14/23		250	250,056
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	(a)	1,437	1,484,486
4.207%(ff)	06/12/24		864	931,652
4.282%	01/09/28		1,506	1,684,509
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25		484	501,858
5.000%(ff)	01/12/23		960	1,014,302
5.375%	01/12/24		528	588,638
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.310%
1.687%(c)	08/20/20		490	489,549
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%
1.846%(c)	02/04/21		150	149,254
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.970%
2.281%(c)	07/13/20		490	490,104
Sr. Unsec’d. Notes
4.250%	10/14/21		235	240,978
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.620%
0.964%(c)	12/02/22		370	371,871
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A
2.050%	02/10/25		537	552,274
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38		70	113,935
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series P
5.000%(ff)	—	(a)(rr)	380	351,040
Sr. Unsec’d. Notes
3.272%(ff)	09/29/25		175	188,351
3.500%	04/01/25		3,015	3,306,396
3.691%(ff)	06/05/28		1,940	2,169,211
3.800%	03/15/30	(a)	1,217	1,378,884
3.814%(ff)	04/23/29		326	368,247
3.850%	01/26/27		1,217	1,368,374
4.017%(ff)	10/31/38	(a)	345	398,626
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
2.020%(c)	07/24/23		390	390,209
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.633%(ff)	11/07/25		344	356,104
2.848%(ff)	06/04/31		750	765,319
3.803%(ff)	03/11/25		258	278,613
4.292%(ff)	09/12/26	(a)	916	1,021,331
4.950%	03/31/30	(a)	1,252	1,500,942
Sub. Notes
7.625%	05/17/32		280	390,119
Lloyds Bank PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.490%
0.964%(c)	05/07/21		310	310,522

SEE NOTES TO FINANCIAL STATEMENTS.

A301

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25		1,138	$1,237,473
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.951%(c)	08/06/21		60	60,129
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.350%
1.656%(c)	03/27/24		280	279,455
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
1.018%(c)	03/07/22		230	230,550
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
1.781%(c)	07/25/22		190	190,419
Sr. Unsec’d. Notes
2.193%	02/25/25		1,127	1,164,370
3.761%	07/26/23		1,030	1,118,357
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
0.990%(c)	05/25/24		625	610,594
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
1.117%(c)	03/05/23		200	198,743
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%
1.163%(c)	09/13/23		200	198,833
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26		1,336	1,371,061
2.721%(ff)	07/16/23	(a)	714	737,557
Morgan Stanley,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%
2.315%(c)	01/20/22		180	180,696
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		1,133	1,202,358
3.772%(ff)	01/24/29		850	967,320
3.875%	01/27/26		930	1,056,016
Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate + 0.830%
0.911%(c)	06/10/22		260	259,783
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25		2,008	2,122,808
3.591%(ff)	07/22/28		1,120	1,259,008
3.622%(ff)	04/01/31	(a)	774	885,300
Sub. Notes, MTN
3.950%	04/23/27	(a)	400	448,242
MUFG Union Bank NA,
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.710%
0.791%(c)	12/09/22		250	248,679
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.580%
0.886%(c)	09/20/21		250	250,885
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.710%
1.266%(c)	11/04/21		300	301,873
Sub. Notes, 144A, MTN
3.933%(ff)	08/02/34		265	288,417
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23		765	781,224

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Northern Trust Corp.,
Sub. Notes
3.375%(ff)	05/08/32		140	$149,588
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		744	802,824
4.269%(ff)	03/22/25		1,978	2,150,347
4.519%(ff)	06/25/24		336	365,058
Sub. Notes
6.000%	12/19/23		30	33,603
6.125%	12/15/22		115	125,439
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%
1.052%(c)	11/15/21		200	200,965
Sr. Unsec’d. Notes
2.875%	06/18/24	(a)	340	362,258
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.645%
0.963%(c)	12/12/22		310	311,302
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.625%	10/16/24		320	327,503
Sub. Notes, 144A
3.653%	07/08/35		370	370,000
4.750%	11/24/25		1,000	1,089,068
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.744%(ff)	09/10/22		245	248,426
2.819%(ff)	01/30/26		765	782,770
4.247%(ff)	01/20/23		260	269,791
4.644%(ff)	04/01/31		228	258,908
State Street Corp.,
Sr. Unsec’d. Notes
4.141%(ff)	12/03/29		512	614,594
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.474%	07/08/25		470	470,342
2.130%	07/08/30		445	445,417
2.348%	01/15/25	(a)	707	738,430
2.696%	07/16/24		1,808	1,913,124
3.040%	07/16/29		265	286,128
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%
1.875%(c)	10/18/22		540	539,538
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.140%
2.275%(c)	10/19/21		390	393,055
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.110%
2.421%(c)	07/14/21		70	70,497
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.270%
0.569%(c)	03/17/21		300	300,330
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.530%
0.880%(c)	12/01/22		370	370,796
Truist Bank,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%
1.146%(c)	08/02/22		170	170,116
Sub. Notes
3.300%	05/15/26		400	439,454

SEE NOTES TO FINANCIAL STATEMENTS.

A302

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30		498	$537,343
3.491%	05/23/23		746	780,060
4.125%	09/24/25		445	504,991
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26		580	599,105
2.393%(ff)	06/02/28		1,495	1,544,401
2.406%(ff)	10/30/25		1,907	1,984,893
2.572%(ff)	02/11/31		246	257,146
3.196%(ff)	06/17/27		2,275	2,462,323
3.584%(ff)	05/22/28		544	603,801
4.150%	01/24/29	(a)	1,150	1,353,326
4.478%(ff)	04/04/31	(a)	1,160	1,401,139
Sub. Notes
5.375%	11/02/43		130	174,700
Sub. Notes, MTN
4.100%	06/03/26		160	180,406
4.400%	06/14/46		195	234,702
4.750%	12/07/46	(a)	38	48,652
Westpac Banking Corp. (Australia),
Sub. Notes
4.421%	07/24/39		70	82,253
Sub. Notes, GMTN
4.322%(ff)	11/23/31		480	532,630

				107,174,397

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		700	818,878
4.900%	02/01/46		155	188,008
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes, 3 Month LIBOR + 1.260%
1.816%(c)	02/01/21		190	191,228
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38		1,021	1,171,125
4.439%	10/06/48		403	463,860
4.500%	06/01/50	(a)	1,804	2,147,641
4.600%	04/15/48		500	583,984
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40		643	665,230
2.600%	06/01/50		721	727,027
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
2.750%	01/22/30	(a)	490	514,396
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29		264	284,632
3.700%	12/06/26		105	117,669
Sr. Unsec’d. Notes
3.750%	05/01/50		56	60,979

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (continued)
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.375%	09/29/25		490	$498,753
2.000%	04/29/30		315	325,708
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50		460	473,740
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.800%	05/01/50		365	416,542
4.057%	05/25/23		190	206,834
4.420%	12/15/46		114	137,133
4.597%	05/25/28		320	383,684
4.985%	05/25/38		160	204,527
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.500%	03/19/40		60	70,890
3.600%	08/13/42		50	60,119

				10,712,587

Biotechnology — 0.1%
Advanz Pharma Corp. (Canada),
Sr. Sec’d. Notes
8.000%	09/06/24		16	14,810
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	02/25/31		138	143,377
2.450%	02/21/30		220	232,501
3.150%	02/21/40		340	363,936
3.375%	02/21/50	(a)	565	622,718
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30		71	71,758
3.150%	05/01/50		402	386,696
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/36		480	595,455
4.800%	04/01/44		130	173,678

				2,604,929

Building Materials — 0.1%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26		175	171,190
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	06/01/27		100	102,356
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.242%	02/15/25		230	235,924
2.493%	02/15/27		168	170,940
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		20	19,767
Masco Corp.,
Sr. Unsec’d. Notes
6.500%	08/15/32		145	177,276

SEE NOTES TO FINANCIAL STATEMENTS.

A303

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Building Materials (continued)
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	(a)	265	$271,276
PGT Innovations, Inc.,
Gtd. Notes, 144A
6.750%	08/01/26		5	5,113
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	(a)	995	1,008,770
5.000%	02/15/27		35	35,735
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes
6.125%	07/15/23	(a)	155	154,576
Gtd. Notes, 144A
5.125%	06/01/25		115	114,436

				2,467,359

Chemicals — 0.2%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40		450	473,766
2.800%	05/15/50		85	90,029
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34		125	133,812
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23		260	248,863
7.000%	05/15/25	(a)	568	542,784
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25		105	120,640
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23		57	55,729
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.550%	11/30/25		270	307,317
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%
1.102%(c)	11/15/20		230	230,314
Sr. Unsec’d. Notes
5.319%	11/15/38		80	101,183
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
5.625%	08/01/24	(a)	250	242,130
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28		35	39,392
5.000%	09/26/48		70	80,783
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	(a)	318	336,926
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25		70	64,841
5.250%	06/01/27	(a)	637	560,451

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	$194,906
5.250%	01/15/45	20	24,945
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	11/01/24	200	192,487
Olin Corp.,
Sr. Unsec’d. Notes
5.625%	08/01/29	155	142,656
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25	5	4,758
Tronox, Inc.,
Gtd. Notes, 144A
6.500%	04/15/26	120	112,283
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	90	116,868
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25	45	32,059

			4,449,922

Commercial Services — 0.5%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/15/22	215	153,506
ADT Security Corp. (The),
Sr. Sec’d. Notes
4.125%	06/15/23	115	115,994
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	150	137,221
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	301	137,376
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	41	43,027
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	42	44,248
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A
4.000%	05/01/28	315	313,539
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25	236	183,444
5.750%	07/15/27	274	209,340
6.375%	04/01/24	275	226,137
Duke University,
Unsec’d. Notes
2.832%	10/01/55	350	367,590
Gartner, Inc.,
Gtd. Notes, 144A
4.500%	07/01/28	335	338,389

SEE NOTES TO FINANCIAL STATEMENTS.

A304

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30		224	$234,259
3.200%	08/15/29	(a)	561	600,587
4.150%	08/15/49		90	103,243
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27		689	692,379
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22	(d)	85	26,460
Gtd. Notes, 144A
5.500%	10/15/24	(d)	594	184,846
6.000%	01/15/28	(d)	80	24,978
7.125%	08/01/26	(d)	270	84,276
Sec’d. Notes, 144A
7.625%	06/01/22	(d)	120	91,924
Jaguar Holding Co. II/PPD Development LP,
Gtd. Notes, 144A
4.625%	06/15/25		4	4,067
5.000%	06/15/28		5	5,118
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24	(a)	474	440,773
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	(a)	970	966,521
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28	(a)	320	301,783
Sr. Sec’d. Notes, 144A
5.250%	04/15/24		70	71,686
5.750%	04/15/26	(a)	372	385,600
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26		136	147,210
Sr. Sec’d. Notes, 144A
6.250%	05/15/26		54	57,231
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27		600	625,219
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50		330	350,672
United Rentals North America, Inc.,
Gtd. Notes
4.625%	10/15/25	(a)	335	336,478
4.875%	01/15/28	(a)	545	558,443
5.250%	01/15/30	(a)	275	284,277
5.500%	05/15/27		100	103,512
6.500%	12/15/26		540	567,107
Sec’d. Notes
3.875%	11/15/27		150	149,992

				9,668,452

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.5%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	(a)	885	$924,109
2.950%	09/11/49		245	268,164
3.450%	02/09/45		750	874,611
3.850%	05/04/43		305	378,025
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24		125	129,675
Sr. Sec’d. Notes, 144A
4.900%	10/01/26		606	667,355
6.020%	06/15/26		140	160,167
6.100%	07/15/27		250	288,696
6.200%	07/15/30		340	396,145
EMC Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/23		455	460,581
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%
0.998%(c)	03/12/21		380	379,714
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
2.093%(c)	10/05/21		440	438,893
HP, Inc.,
Sr. Unsec’d. Notes
3.000%	06/17/27		100	104,880
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.700%	05/15/27		434	443,145
1.950%	05/15/30	(a)	458	467,158
2.850%	05/15/40		1,591	1,654,289
Leidos, Inc.,
Gtd. Notes, 144A
2.950%	05/15/23		110	114,830
3.625%	05/15/25		40	43,577
4.375%	05/15/30		110	123,967
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27		700	699,133
6.125%	09/01/29		390	391,656
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	(a)	289	299,365

				9,708,135

Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28		10	10,293
High Ridge Brands Co.,
Gtd. Notes, 144A
8.875%	03/15/25	(d)	22	440
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24		30	6,729

				17,462

SEE NOTES TO FINANCIAL STATEMENTS.

A305

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25	(a)	285	$288,611
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	(a)	300	289,533
W.W. Grainger, Inc.,
Sr. Unsec’d. Notes
4.600%	06/15/45		105	132,048
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26		785	574,776
Sr. Unsec’d. Notes, 144A
13.125%	11/15/27		10	6,584

				1,291,552

Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25		612	574,258
3.950%	02/01/22		150	149,777
4.875%	01/16/24		150	148,504
6.500%	07/15/25		150	156,978
AIG Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.460%
0.757%(c)	06/25/21		130	130,215
Air Lease Corp.,
Sr. Unsec’d. Notes
3.250%	03/01/25		1,899	1,905,982
3.375%	07/01/25		400	399,636
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		125	163,377
Sr. Unsec’d. Notes
4.625%	05/19/22		40	41,623
5.125%	09/30/24		139	150,133
Sub. Notes
5.750%	11/20/25	(a)	695	742,793
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25		1,245	1,048,578
4.375%	05/01/26		450	381,036
5.125%	10/01/23		130	120,001
5.250%	05/15/24		115	104,738
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	06/15/24		15	13,133
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	(a)	115	123,924
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25		1,150	1,204,059
4.418%	11/15/35		760	770,694
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24		145	102,366

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50		500	$523,709
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
3.020%(cc)	12/21/65		200	97,974
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22		280	293,874
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.350%	03/26/30		212	245,434
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23		295	302,502
Navient Corp.,
Sr. Unsec’d. Notes
6.500%	06/15/22		440	432,444
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	(a)	425	404,567
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28		114	118,518
5.750%	05/01/25		100	102,272
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24		35	35,526
6.625%	01/15/28		45	44,470
6.875%	03/15/25		220	226,042
7.125%	03/15/26	(a)	658	680,767
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40		937	1,005,116

				12,945,020

Electric — 2.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28		430	488,557
AES Corp. (The),
Sr. Sec’d. Notes, 144A
3.300%	07/15/25		850	882,464
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42		95	110,815
Sr. Unsec’d. Notes, Series V
5.600%	03/15/33		85	109,080
Ameren Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/31		66	73,969
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series L
5.800%	10/01/35		73	99,695
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.050%	09/01/41		77	96,328

SEE NOTES TO FINANCIAL STATEMENTS.

A306

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.350%	08/01/28		315	$355,626
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30		735	859,830
4.050%	04/15/25		114	130,255
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	(a)	575	581,072
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30		34	36,294
Clearway Energy Operating LLC,
Gtd. Notes
5.750%	10/15/25		40	41,489
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24		140	164,518
Commonwealth Edison Co.,
First Mortgage
2.200%	03/01/30		447	471,567
3.000%	03/01/50		94	99,443
3.650%	06/15/46		140	163,131
3.700%	03/01/45		70	81,412
4.700%	01/15/44		170	223,757
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.875%	06/15/47		90	103,986
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		202	216,827
Sr. Unsec’d. Notes, Series F
5.250%	08/01/33		170	205,658
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49		75	84,231
3.950%	11/15/28	(a)	445	529,751
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29		558	601,837
3.800%	07/15/28		410	479,332
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50		288	291,536
3.750%	05/15/46		175	204,524
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30		160	165,772
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		45	52,575
4.100%	05/15/42		100	121,995
4.100%	03/15/43		70	84,825
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27		385	398,232

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22		605	$622,679
4.125%	03/15/28		270	283,427
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46		563	669,865
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.875%	06/14/29		430	508,513
6.000%	10/07/39		200	269,602
Entergy Gulf States Louisiana LLC,
First Mortgage
5.590%	10/01/24	(a)	175	204,615
Entergy Louisiana LLC,
First Mortgage
2.900%	03/15/51		180	185,208
4.950%	01/15/45		130	140,671
Entergy Texas, Inc.,
First Mortgage
3.450%	12/01/27		100	108,376
3.550%	09/30/49		704	775,001
Evergy Metro, Inc.,
First Mortgage
2.250%	06/01/30		230	241,358
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29		898	961,229
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50		324	413,928
7.600%	04/01/32	(a)	110	160,879
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25		174	187,661
5.750%	10/01/41		315	350,708
6.250%	10/01/39		140	167,309
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		804	840,933
Sr. Unsec’d. Notes, Series A
1.600%	01/15/26		169	170,856
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30		100	100,557
3.900%	07/15/27		895	1,014,927
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42		205	253,868
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26		560	604,020
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes
9.400%	02/01/21		130	136,746
Local Gov’t. Gtd. Notes, Series HY
8.400%	01/15/22		120	134,715

SEE NOTES TO FINANCIAL STATEMENTS.

A307

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30		120	$122,405
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26		290	318,198
3.350%	11/15/27		292	324,087
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		756	804,491
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37		70	89,813
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26		375	434,107
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42		140	178,051
Louisville Gas and Electric Co.,
First Mortgage
4.650%	11/15/43		55	67,955
Massachusetts Electric Co.,
Unsec’d. Notes, 144A
4.004%	08/15/46		90	102,713
MidAmerican Energy Co.,
First Mortgage
4.250%	05/01/46		140	174,972
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30		255	287,176
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
3.400%	02/07/28		370	416,469
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40		140	181,881
New York State Electric & Gas Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	12/01/26		140	154,945
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.550%
0.921%(c)	08/28/21		400	400,015
Gtd. Notes
2.250%	06/01/30		800	822,933
2.750%	05/01/25		600	649,629
2.750%	11/01/29		567	611,752
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24		125	125,805
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27		350	366,612
7.250%	05/15/26	(a)	495	522,317
Gtd. Notes, 144A
5.250%	06/15/29		121	127,577
NSTAR Electric Co.,
Sr. Unsec’d. Notes
3.200%	05/15/27		180	201,917

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Ohio Edison Co.,
Sr. Unsec’d. Notes
6.875%	07/15/36		45	$63,531
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	05/15/50		70	84,513
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.850%	11/15/23	(d)	1,425	1,578,683
4.000%	12/01/46	(d)	500	525,253
4.450%	04/15/42	(d)	625	701,750
4.600%	06/15/43	(d)	380	430,267
PacifiCorp,
First Mortgage
2.700%	09/15/30		464	506,636
3.300%	03/15/51		588	649,008
4.125%	01/15/49		212	263,557
4.150%	02/15/50		130	164,059
PECO Energy Co.,
First Mortgage
2.800%	06/15/50		138	142,197
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.600%	06/01/29		200	224,015
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28		395	392,837
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		78	80,965
7.000%	10/30/31		105	145,570
Public Service Co. of Colorado,
First Mortgage
1.900%	01/15/31		732	746,928
2.700%	01/15/51		189	193,298
Public Service Electric and Gas Co.,
First Mortgage, MTN
2.700%	05/01/50		257	264,935
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42		80	94,949
6.000%	06/01/26		85	104,961
First Mortgage, Series TTT
4.100%	06/15/49		60	74,176
First Mortgage, Series UUU
3.320%	04/15/50		326	357,928
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
0.763%(c)	03/15/21		440	440,898
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
1.719%(c)	01/15/21		40	39,998
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26		1,180	1,281,239
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30		338	342,655

SEE NOTES TO FINANCIAL STATEMENTS.

A308

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
3.650%	02/01/50		286	$315,689
First Mortgage, Series E
3.700%	08/01/25		260	287,290
First Ref. Mortgage, Series B
3.650%	03/01/28		800	898,969
First Ref. Mortgage, Series C
3.600%	02/01/45		320	346,629
4.125%	03/01/48		280	326,796
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45		315	335,747
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes
5.000%	12/30/20^		160	16
11.500%	10/01/20		150	225
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^		428	171
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37		90	127,933
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50		180	212,039
4.850%	12/01/48		105	135,805
Union Electric Co.,
First Mortgage
2.950%	03/15/30	(a)	856	956,714
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27		285	323,748
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		225	228,200
5.500%	09/01/26		110	112,587
5.625%	02/15/27		162	166,254
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.400%	06/01/30		355	404,457

				40,677,929

Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
7.750%	01/15/27	(a)	625	667,952

Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/50		90	95,903
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30		160	160,005
2.950%	09/15/29	(a)	513	558,641
4.200%	09/15/28		40	46,803

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electronics (continued)
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25		2	$2,130

				863,482

Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27		196	210,546
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47		508	448,079
Sydney Airport Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	04/30/25		335	347,872

				1,006,497

Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Gtd. Notes
5.750%	06/15/25		478	151,080
5.875%	11/15/26		59	18,832
6.125%	05/15/27		83	25,050
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25		155	134,905
Cedar Fair LP,
Gtd. Notes, 144A
5.250%	07/15/29		145	131,168
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes
5.375%	04/15/27		8	7,160
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	(d)	188	75,150
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23		344	291,096
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23		16	13,417
Eldorado Resorts, Inc.,
Gtd. Notes
6.000%	04/01/25		150	156,794
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24		140	140,961
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24		22	17,491
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25	(a)	745	761,094
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27		120	103,557

SEE NOTES TO FINANCIAL STATEMENTS.

A309

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Entertainment (continued)
4.875%	11/01/24		265	$238,629
5.625%	03/15/26		118	111,840
Sr. Sec’d. Notes, 144A
6.500%	05/15/27		5	5,151
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25		280	259,798
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24		194	173,950
5.500%	04/15/27	(a)	264	235,920
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26		260	274,229
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		520	464,708

				3,791,980

Environmental Control — 0.0%
Covanta Holding Corp.,
Sr. Unsec’d. Notes
5.875%	07/01/25		86	86,978
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27		275	309,707
Waste Management, Inc.,
Gtd. Notes
4.000%	07/15/39		228	235,692

				632,377

Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	02/01/28	(a)	390	370,432

Foods — 0.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25		130	132,782
Gtd. Notes, 144A
4.625%	01/15/27		40	40,011
4.875%	02/15/30		300	307,979
7.500%	03/15/26		261	282,530
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	(a)	320	321,844
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25		331	371,871
4.800%	03/15/48		60	78,622
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
1.820%(c)	10/09/20		230	229,498
Sr. Unsec’d. Notes
5.300%	11/01/38		40	52,204

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (continued)
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25	64	$61,514
Hershey Co. (The),
Sr. Unsec’d. Notes
2.650%	06/01/50	190	193,293
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	321	325,262
5.875%	07/15/24	186	188,504
6.750%	02/15/28	42	44,438
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	80	84,850
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	212	217,172
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	01/30/29	745	807,059
5.000%	06/04/42	355	370,300
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46	340	380,686
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	315	326,359
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.750%	04/13/30	320	344,848
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	23	24,758
7.750%	06/15/26	11	11,677
8.000%	05/01/31	262	292,262
Sr. Unsec’d. Notes, MTN
6.625%	06/01/28	126	127,876
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	231	230,300
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30	105	103,140
5.000%	08/15/26	564	566,641
5.500%	12/15/29	90	93,158
5.625%	01/15/28	5	5,163
5.750%	03/01/27	440	453,791
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27	797	881,705
4.550%	06/02/47	55	66,077
4.875%	08/15/34	70	87,859
5.150%	08/15/44	55	69,380

			8,175,413

SEE NOTES TO FINANCIAL STATEMENTS.

A310

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Forest Products & Paper — 0.0%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes, 144A
1.750%	09/30/25		560	$577,437

Gas — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		532	549,166
5.750%	05/20/27		67	70,996
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
5.000%	03/23/35		300	358,784
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.000%	06/15/27		290	320,461
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42		71	84,494
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series C
3.900%	11/15/49		170	183,353
KeySpan Gas East Corp.,
Unsec’d. Notes, 144A
2.742%	08/15/26	(a)	175	187,601
NiSource, Inc.,
Sr. Unsec’d. Notes
2.950%	09/01/29		200	217,967
5.800%	02/01/42		224	294,316
ONE Gas, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		70	71,339
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.350%	06/01/50		225	247,212
Southwest Gas Corp.,
Sr. Unsec’d. Notes
2.200%	06/15/30		314	322,244

				2,907,933

Hand/Machine Tools — 0.0%
Colfax Corp.,
Gtd. Notes, 144A
6.000%	02/15/24		76	78,396

Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28		60	60,137
1.400%	06/30/30		450	447,649
4.750%	11/30/36		220	295,002
4.900%	11/30/46		327	467,282
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24		370	385,692
Boston Scientific Corp.,
Sr. Unsec’d. Notes
1.900%	06/01/25		447	462,584
3.750%	03/01/26		55	62,418
4.550%	03/01/39		183	224,185

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products (continued)
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39		70	$77,210
3.400%	11/15/49		35	39,214
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
4.375%	09/15/27		270	276,027
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25		575	581,548
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		10	13,415
Stryker Corp.,
Sr. Unsec’d. Notes
1.950%	06/15/30		170	170,935
2.900%	06/15/50		135	135,142
Teleflex, Inc.,
Gtd. Notes
4.875%	06/01/26		70	72,336

				3,770,776

Healthcare-Services — 1.1%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23		41	41,000
6.500%	03/01/24		160	162,666
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47		366	412,232
4.125%	11/15/42		286	323,227
6.750%	12/15/37		70	99,453
Air Medical Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/15/23		80	75,510
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29		567	614,573
4.625%	05/15/42		101	126,224
4.650%	01/15/43		101	127,594
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	(a)	200	201,792
4.250%	12/15/27		179	184,602
4.625%	12/15/29		880	929,665
4.750%	01/15/25		83	84,948
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25		201	206,893
5.375%	06/01/26		322	335,109
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23	(a)	561	528,454
Sr. Sec’d. Notes, 144A
8.000%	03/15/26		43	40,651
DaVita, Inc.,
Gtd. Notes
5.000%	05/01/25	(a)	886	905,846

SEE NOTES TO FINANCIAL STATEMENTS.

A311

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
5.125%	07/15/24		283	$287,947
Gtd. Notes, 144A
4.625%	06/01/30		315	312,610
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28		65	62,405
5.750%	11/01/24		345	344,835
5.750%	09/15/25		140	143,510
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	(a)	2,990	2,866,172
5.375%	02/01/25	(a)	1,220	1,312,770
5.625%	09/01/28		269	300,009
5.875%	05/01/23		228	247,014
5.875%	02/15/26		1,631	1,788,613
Sr. Sec’d. Notes
4.500%	02/15/27		2,327	2,591,095
5.125%	06/15/39		70	81,459
5.250%	06/15/26		320	368,022
5.500%	06/15/47		35	42,711
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26		265	272,602
5.000%	05/15/27		250	255,006
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22		151	133,019
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25		261	252,561
Sec’d. Notes, 144A
6.250%	02/01/27	(a)	635	629,904
Sr. Sec’d. Notes
4.625%	07/15/24		178	174,351
Sr. Sec’d. Notes, 144A
4.625%	09/01/24		49	48,435
4.875%	01/01/26		1,546	1,514,841
5.125%	11/01/27		137	135,525
Sr. Unsec’d. Notes
6.750%	06/15/23	(a)	395	391,981
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40		633	674,522
2.875%	08/15/29		150	167,254
2.900%	05/15/50		109	115,031
3.500%	08/15/39		350	405,595
4.625%	07/15/35		70	91,179
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26		115	125,363

				21,536,780

Holding Companies-Diversified — 0.1%
CK Hutchison International 19 Ltd. (United Kingdom),
Gtd. Notes, 144A
3.250%	04/11/24		524	556,086

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Holding Companies-Diversified (continued)
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36		604	$644,412

				1,200,498

Home Builders — 0.0%
Lennar Corp.,
Gtd. Notes
5.000%	06/15/27		355	383,433
5.250%	06/01/26		90	97,556
5.875%	11/15/24		45	49,163
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27		145	155,100
Toll Brothers Finance Corp.,
Gtd. Notes
3.800%	11/01/29		160	160,865

				846,117

Home Furnishings — 0.1%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	(a)	544	555,241
5.625%	10/15/23		415	421,009

				976,250

Household Products/Wares — 0.2%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24		302	306,718
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28	(a)	545	565,846
6.125%	11/15/23		75	76,677
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30		502	506,590
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	(a)	367	417,963
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28		180	180,687
6.375%	03/01/24	(a)	220	226,625
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.375%	06/24/22		520	535,299
3.000%	06/26/27		210	228,670
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25		687	704,774
6.125%	12/15/24		190	195,411
Gtd. Notes, 144A
5.000%	10/01/29		241	238,004

				4,183,264

SEE NOTES TO FINANCIAL STATEMENTS.

A312

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Housewares — 0.1%
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25		2	$2,085
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%(cc)	04/01/26	(a)	725	760,377
4.875%	06/01/25		5	5,233
5.875%(cc)	04/01/36		175	185,500

				953,195

Insurance — 0.3%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30		90	105,004
4.000%	10/15/46		362	416,375
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%
0.826%(c)	09/20/21		230	227,821
AIG SunAmerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		130	193,845
American International Group, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/35	(a)	437	490,579
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.200%	08/15/48		657	829,715
Cincinnati Financial Corp.,
Sr. Unsec’d. Notes
6.920%	05/15/28		160	209,871
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.400%	07/07/25		480	480,632
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.100%	10/01/41		45	62,122
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25		100	125,396
Manulife Financial Corp. (Canada),
Sub. Notes
4.061%(ff)	02/24/32		140	148,335
MET Tower Global Funding,
Sec’d. Notes, 144A, MTN, Secured Overnight Financing Rate + 0.550%
0.608%(c)	01/17/23		230	228,242
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		122	144,077
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A, MTN, Secured Overnight Financing Rate + 0.570%
0.624%(c)	01/13/23		250	248,273
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69		135	167,536
OneBeacon US Holdings, Inc.,
Gtd. Notes
4.600%	11/09/22		175	181,097

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67		105	$109,475
Protective Life Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.520%
0.826%(c)	06/28/21		180	180,279
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54		205	216,641
4.900%	09/15/44		105	134,435
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
2.550%	04/27/50		160	157,653

				5,057,403

Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	(a)	538	545,393
2.700%	06/03/60		535	545,690
3.875%	08/22/37		885	1,094,197
Cogent Communications Group, Inc.,
Sr. Sec’d. Notes, 144A
5.375%	03/01/22		350	359,639
eBay, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.870%
1.630%(c)	01/30/23		240	240,926
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	(a)	345	368,119
5.875%	02/15/25		31	34,503
5.875%	11/15/28		276	314,063
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30		340	363,882
5.375%	11/15/29		200	219,265
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26		270	255,118
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.430%
1.117%(c)	11/01/21	(a)	120	119,678

				4,460,473

Investment Companies — 0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24		165	155,980
6.250%	05/15/26		83	82,986

				238,966

Iron/Steel — 0.0%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
7.875%(cc)	08/15/23		20	20,475
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25		300	310,680

SEE NOTES TO FINANCIAL STATEMENTS.

A313

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Iron/Steel (continued)
6.400%	12/01/37		70	$96,973
United States Steel Corp.,
Sr. Unsec’d. Notes
6.250%	03/15/26		100	63,244

				491,372

Leisure Time — 0.0%
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25		15	11,992
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
11.500%	06/01/25		10	10,422
Vista Outdoor, Inc.,
Gtd. Notes
5.875%	10/01/23		342	337,429

				359,843

Lodging — 0.3%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26		220	206,703
6.375%	04/01/26		169	160,608
Diamond Resorts International, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	09/01/24		120	107,734
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.250%	09/01/24		80	77,410
4.875%	01/15/30		93	91,581
5.125%	05/01/26	(a)	765	759,995
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25		289	282,449
4.875%	04/01/27		98	95,670
Marriott International, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
0.968%(c)	03/08/21		70	69,889
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25		250	272,116
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%
0.950%(c)	12/01/20		230	228,941
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26		280	282,973
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	(a)	1,556	1,433,060
5.500%	04/15/27		10	9,649
5.750%	06/15/25		648	643,696
6.000%	03/15/23		45	45,346
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28		85	71,378
5.000%	10/01/25	(a)	260	229,058

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Lodging (continued)
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.400%(cc)	04/01/24		51	$49,186
5.750%(cc)	04/01/27		68	66,144
6.350%(cc)	10/01/25		84	84,855
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	(a)	680	624,814

				5,893,255

Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26		75	77,618
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.300%
0.618%(c)	03/08/21		240	240,203
Sr. Unsec’d. Notes, MTN, Series I, 3 Month LIBOR + 0.390%
0.776%(c)	05/17/21		350	350,888
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25		5	4,589

				673,298

Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30		641	726,090
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400%
0.718%(c)	06/07/21		216	216,546
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.490%
0.803%(c)	06/13/22		180	180,570
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
2.088%(c)	04/05/23		200	197,638
Sr. Unsec’d. Notes, 144A
2.565%	02/15/30	(a)	860	902,922
Welbilt, Inc.,
Gtd. Notes
9.500%	02/15/24		50	47,723
Xylem, Inc.,
Sr. Unsec’d. Notes
1.950%	01/30/28		290	292,098

				2,563,587

Media — 2.1%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.500%	05/15/26		1,505	1,579,765
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25		59	57,961
5.000%	04/01/24	(a)	410	406,818
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	(a)	942	964,943

SEE NOTES TO FINANCIAL STATEMENTS.

A314

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
5.000%	02/01/28		74	$76,422
5.125%	05/01/27		1,965	2,032,836
5.750%	02/15/26	(a)	2,465	2,554,903
5.875%	04/01/24	(a)	930	958,878
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31		620	629,297
3.700%	04/01/51	(a)	365	359,019
4.800%	03/01/50	(a)	1,101	1,252,801
4.908%	07/23/25		754	863,974
5.375%	05/01/47		90	106,257
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	(a)	1,193	1,106,703
Sr. Sec’d. Notes, 144A
5.125%	08/15/27		1,030	989,276
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31		340	345,735
2.350%	01/15/27		1,300	1,388,584
3.200%	07/15/36		1,002	1,110,963
3.250%	11/01/39		250	275,816
3.400%	04/01/30		364	415,976
3.450%	02/01/50	(a)	736	833,318
3.750%	04/01/40		746	875,287
4.049%	11/01/52		247	302,828
4.200%	08/15/34		490	604,797
4.600%	10/15/38		315	401,018
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35		536	675,938
CSC Holdings LLC,
Gtd. Notes, 144A
5.375%	02/01/28		200	207,476
6.500%	02/01/29		783	857,176
Sr. Unsec’d. Notes
5.250%	06/01/24		393	417,295
5.875%	09/15/22		50	52,431
Sr. Unsec’d. Notes, 144A
10.875%	10/15/25		1,042	1,120,341
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26		697	508,924
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30	(a)	365	398,750
3.950%	03/20/28		165	183,778
4.950%	05/15/42		65	73,869
5.200%	09/20/47	(a)	320	371,617
6.350%	06/01/40		70	94,027
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23		48	47,960
5.875%	07/15/22		57	58,034
5.875%	11/15/24	(a)	3,423	3,405,721
6.750%	06/01/21		276	281,166

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
7.750%	07/01/26	(a)	779	$825,628
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24		110	95,609
Sec’d. Notes, 144A
6.500%	05/01/27		85	76,436
Fox Corp.,
Sr. Unsec’d. Notes
3.500%	04/08/30	(a)	320	356,809
5.576%	01/25/49		75	104,050
GCI LLC,
Sr. Unsec’d. Notes
6.875%	04/15/25		15	15,466
Gray Television, Inc.,
Gtd. Notes, 144A
5.125%	10/15/24		50	49,914
5.875%	07/15/26	(a)	237	236,109
7.000%	05/15/27	(a)	348	358,995
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27		185	169,462
Sr. Sec’d. Notes
6.375%	05/01/26		74	74,311
Sr. Sec’d. Notes, 144A
5.250%	08/15/27		700	670,500
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	(a)	550	458,371
Sr. Sec’d. Notes, 144A
6.500%	07/01/25		20	19,977
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	(a)	400	405,199
5.625%	07/15/27	(a)	314	313,621
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
5.750%	01/15/23		54	56,617
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24	(a)	384	368,871
5.875%	03/15/26		8	7,869
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27		1,055	1,080,063
5.375%	04/15/25		582	598,005
5.375%	07/15/26	(a)	509	527,016
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		105	145,242
TEGNA, Inc.,
Gtd. Notes, 144A
4.625%	03/15/28		110	101,010
5.000%	09/15/29		65	60,869
5.500%	09/15/24		35	35,613
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.125%	02/15/21		210	212,161

SEE NOTES TO FINANCIAL STATEMENTS.

A315

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (continued)
4.500%	09/15/42		337	$362,325
5.500%	09/01/41		175	211,378
5.875%	11/15/40		145	178,736
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33		262	392,687
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
3.000%	07/30/46		155	156,900
ViacomCBS, Inc.,
Gtd. Notes
4.600%	01/15/45	(a)	470	496,044
4.850%	07/01/42		70	74,253
Jr. Sub. Notes
5.875%(ff)	02/28/57		173	171,196
6.250%(ff)	02/28/57		77	78,964
Sr. Unsec’d. Notes
4.750%	05/15/25		489	558,809
4.950%	05/19/50		279	310,125
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	(a)	1,128	1,175,715
5.375%	06/15/24		50	53,366
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	(a)	570	596,950
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		253	245,669
3.500%	05/13/40		334	365,225
7.430%	10/01/26		70	93,289
7.625%	11/30/28		70	100,358

				42,294,460

Mining — 0.2%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
6.125%	05/15/28	(a)	200	206,286
6.750%	09/30/24		400	410,299
7.000%	09/30/26		200	206,968
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28		10	10,039
Sr. Sec’d. Notes, 144A
6.000%	05/15/25		11	11,374
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		70	93,016
Constellium SE,
Gtd. Notes, 144A
6.625%	03/01/25	(a)	515	522,704
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27		160	160,266
4.750%	05/15/22		34	34,630
5.125%	03/15/23		15	15,465
5.125%	05/15/24		35	36,311

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining (continued)
Freeport-McMoRan, Inc.,
Gtd. Notes
3.550%	03/01/22		15	$15,017
3.875%	03/15/23		312	312,429
4.125%	03/01/28		5	4,816
4.550%	11/14/24		695	706,716
5.400%	11/14/34		9	9,079
Glencore Finance Canada Ltd. (Switzerland),
Gtd. Notes, 144A
5.550%(cc)	10/25/42		146	157,438
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.000%	03/27/27		313	334,548
4.625%	04/29/24		140	153,258
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28		145	138,763
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.250%	05/13/30		556	596,291
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30		35	33,437
5.875%	09/30/26		637	636,990

				4,806,140

Miscellaneous Manufacturing — 0.1%
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42		90	106,162
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27		540	553,176
3.625%	05/01/30	(a)	1,076	1,074,843
4.125%	10/09/42		175	166,385
Sr. Unsec’d. Notes, MTN
5.550%	01/05/26		140	162,789
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.250%	05/27/25		500	554,688

				2,618,043

Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.250%	04/01/28		224	227,568
5.000%	09/01/25		305	313,608
Xerox Corp.,
Sr. Unsec’d. Notes
4.125%(cc)	03/15/23		122	122,011

				663,187

Oil & Gas — 1.4%
Antero Resources Corp.,
Gtd. Notes
5.125%	12/01/22		296	213,809
5.375%	11/01/21		34	31,441

SEE NOTES TO FINANCIAL STATEMENTS.

A316

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
5.625%	06/01/23		424	$273,968
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43		70	56,039
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26		205	133,011
Baytex Energy Corp. (Canada),
Sr. Unsec’d. Notes, 144A
8.750%	04/01/27		20	9,949
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50		318	313,068
3.017%	01/16/27		515	557,515
3.543%	04/06/27		1,634	1,812,172
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.279%	09/19/27		210	229,341
4.375%(ff)	—	(rr)	677	687,564
4.875%(ff)	—	(rr)	411	425,189
Callon Petroleum Co.,
Gtd. Notes
6.250%	04/15/23		29	11,032
Chesapeake Energy Corp.,
Gtd. Notes
8.000%	01/15/25	(d)	315	6,965
Sec’d. Notes, 144A
11.500%	01/01/25	(d)	250	26,544
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27		318	332,478
2.978%	05/11/40		218	234,400
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26		145	135,595
9.750%	08/15/26		10	9,331
Gtd. Notes, 144A
7.500%	05/15/25		195	176,672
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		810	864,031
Denbury Resources, Inc.,
Sec’d. Notes, 144A
9.000%	05/15/21		221	85,641
9.250%	03/31/22		6	2,341
Diamondback Energy, Inc.,
Gtd. Notes
4.750%	05/31/25		707	756,258
5.375%	05/31/25		115	118,782
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	(a)	400	437,316
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
8.000%	02/15/25	(d)	50	1
9.375%	05/01/24	(d)	867	147

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Sr. Sec’d. Notes, 144A
7.750%	05/15/26	(d)	656	$152,105
8.000%	11/29/24	(d)	275	4,776
EQT Corp.,
Sr. Unsec’d. Notes
6.125%(cc)	02/01/25		305	303,869
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26		120	122,799
2.375%	05/22/30		130	135,329
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.610%	10/15/30	(a)	1,136	1,211,800
2.992%	03/19/25		738	801,682
2.995%	08/16/39		595	625,772
3.095%	08/16/49	(a)	268	278,956
3.452%	04/15/51		150	166,331
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24		225	116,633
6.375%	05/15/25		33	16,469
6.375%	01/15/26		180	86,559
6.625%	05/01/23		130	76,692
Hess Corp.,
Sr. Unsec’d. Notes
5.800%	04/01/47		105	113,795
6.000%	01/15/40		77	82,951
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	10/01/25		19	15,796
6.250%	11/01/28		85	67,536
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23	(a)	450	485,270
5.125%	12/15/26		50	57,810
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26		60	44,503
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24		96	82,256
Sec’d. Notes, 144A
6.500%	01/15/25		723	674,042
Sr. Unsec’d. Notes, 144A
7.125%	02/01/27		228	189,401
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26		90	56,184
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25		207	83,757
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.950%	08/15/47		400	359,578
5.050%	11/15/44		105	95,463
5.250%	11/15/43		40	36,874

SEE NOTES TO FINANCIAL STATEMENTS.

A317

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	53	$1,131
6.200%	08/01/40	41	577
Gtd. Notes, 144A
7.875%	02/01/26	180	42,945
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22	122	22,120
6.875%	01/15/23	354	59,669
Gtd. Notes, 144A
6.250%	05/01/26	577	99,693
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
8.000%	07/15/25	640	642,450
8.500%	07/15/27	325	325,811
8.875%	07/15/30	325	325,229
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	535	513,663
5.375%	01/15/25	80	77,976
5.625%	10/15/27	41	40,395
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes, 144A
6.000%	02/15/28	310	259,520
Phillips 66,
Gtd. Notes
2.150%	12/15/30	840	815,462
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
7.125%	01/15/26	215	133,899
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	164	111,498
5.375%	10/01/22	18	13,761
5.625%	03/01/26	53	33,570
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	457	344,905
Gtd. Notes, 144A
9.250%	02/01/26	140	126,037
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25	198	91,870
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	04/06/25	1,610	1,710,008
2.750%	04/06/30	1,460	1,583,892
4.550%	08/12/43	50	62,657
SM Energy Co.,
Sr. Unsec’d. Notes
5.000%	01/15/24	300	164,099
6.625%	01/15/27	148	73,095
Southwestern Energy Co.,
Gtd. Notes
6.200%(cc)	01/23/25	269	231,794
7.500%	04/01/26	117	102,494

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25	(a)	559	$597,266
3.600%	12/01/24		785	851,220
6.800%	05/15/38		50	64,409
7.875%	06/15/26		210	258,734
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23		54	53,780
5.500%	02/15/26		41	39,825
5.875%	03/15/28		16	15,935
Total Capital International SA (France),
Gtd. Notes
2.829%	01/10/30		455	493,878
2.986%	06/29/41		345	352,642
3.127%	05/29/50		150	152,995
3.455%	02/19/29		250	283,885
3.461%	07/12/49		356	387,260
Transocean Guardian Ltd.,
Sr. Sec’d. Notes, 144A
5.875%	01/15/24		240	208,913
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25		405	371,491
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27		115	101,532
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25		115	64,143
7.500%	01/15/26		316	172,230
8.000%	02/01/27		20	11,047
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23		18	11,255
Whiting Petroleum Corp.,
Gtd. Notes
5.750%	03/15/21	(d)	64	12,439
6.625%	01/15/26	(d)	595	106,019
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30		150	132,461
5.250%	10/15/27		210	196,423
8.250%	08/01/23		121	134,938

				27,570,528

Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27		169	159,420
Baker Hughes Holdings LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40		70	85,668
Calfrac Holdings LP (Canada),
Gtd. Notes, 144A
8.500%	06/15/26		10	694

SEE NOTES TO FINANCIAL STATEMENTS.

A318

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	(a)	365	$392,725
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24		107	98,566

				737,073

Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27		290	284,736
Sr. Sec’d. Notes, 144A
4.125%	08/15/26		400	393,353
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27		400	392,581
Ball Corp.,
Gtd. Notes
5.250%	07/01/25		165	180,801
Berry Global, Inc.,
Sec’d. Notes, 144A
5.625%	07/15/27		30	30,914
Sr. Sec’d. Notes, 144A
4.875%	07/15/26		529	535,003
Flex Acquisition Co., Inc.,
Sr. Unsec’d. Notes, 144A
6.875%	01/15/25		130	125,009
Graphic Packaging International LLC,
Gtd. Notes, 144A
4.750%	07/15/27		150	158,203
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26		865	901,569
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24		987	970,365
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25		5	4,527
OI European Group BV,
Gtd. Notes, 144A
4.000%	03/15/23		38	37,436
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24		145	154,804
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%(cc)	08/15/26		550	558,655

				4,727,956

Pharmaceuticals — 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.400%	11/06/42		160	192,762
4.450%	05/14/46		408	498,530
4.500%	05/14/35		270	325,920
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.350%
0.724%(c)	05/21/21		230	229,601

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.460%
0.841%(c)	11/19/21		250	$249,763
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29		3,227	3,540,855
4.050%	11/21/39		238	277,878
4.250%	11/21/49		563	680,630
4.550%	03/15/35		70	84,764
4.625%	10/01/42		75	91,791
4.750%	03/15/45		150	186,285
4.850%	06/15/44		75	93,206
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42		95	116,145
6.450%	09/15/37		40	60,366
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		180	191,818
9.250%	04/01/26	(a)	1,773	1,921,877
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		60	56,537
5.250%	01/30/30		60	57,203
5.500%	03/01/23		12	11,996
5.875%	05/15/23		46	46,000
6.125%	04/15/25	(a)	561	568,402
7.000%	01/15/28		719	741,404
7.250%	05/30/29		63	66,131
9.000%	12/15/25		651	702,106
Sr. Sec’d. Notes, 144A
5.500%	11/01/25		569	582,971
5.750%	08/15/27		93	98,526
7.000%	03/15/24	(a)	317	328,649
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
0.927%(c)	06/25/21		200	200,051
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30		425	451,072
3.363%	06/06/24		886	954,823
3.700%	06/06/27		307	342,816
3.794%	05/20/50		205	226,715
4.669%	06/06/47		105	129,570
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.380%
0.766%(c)	05/16/22		46	46,135
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26		100	112,139
3.400%	07/26/29		160	184,673
3.450%	11/15/27		1,948	2,238,434
4.125%	06/15/39		55	69,904
5.000%	08/15/45		85	118,357
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28		405	479,138
Gtd. Notes, 144A
3.050%	10/15/27	(a)	909	985,917
3.250%	04/15/25		300	327,169

SEE NOTES TO FINANCIAL STATEMENTS.

A319

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Gtd. Notes, Series WI, 3 Month LIBOR + 0.650%
0.949%(c)	09/17/21		580	$579,935
Sr. Unsec’d. Notes
2.400%	03/15/30	(a)	455	471,941
3.200%	03/15/40		335	356,166
3.400%	03/15/50		231	248,888
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		385	424,715
3.750%	04/01/30		843	969,242
4.125%	04/01/40	(a)	346	408,072
4.250%	04/01/50		386	464,323
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.650%(cc)	08/28/28		170	188,492
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	(a)	826	789,263
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	10/15/24		200	194,458
Johnson & Johnson,
Sr. Unsec’d. Notes
3.400%	01/15/38		126	148,952
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	06/24/40		165	167,844
2.450%	06/24/50		215	215,824
3.700%	02/10/45		245	297,561
Mylan NV,
Gtd. Notes
3.950%	06/15/26	(a)	170	189,926
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50		336	352,981
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27		820	840,795
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30		767	779,781
2.550%	05/28/40		695	717,543
2.700%	05/28/50	(a)	480	494,786
3.900%	03/15/39		205	252,254
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	(a)	1,712	1,901,336
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30		360	359,694
3.025%	07/09/40		310	310,000
3.175%	07/09/50		420	421,834
3.375%	07/09/60		200	199,424
4.000%	11/26/21		909	948,111
5.000%	11/26/28		558	687,800

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Upjohn, Inc.,
Gtd. Notes, 144A
1.125%	06/22/22		680	$683,993
1.650%	06/22/25		165	168,096
2.300%	06/22/27		210	216,773
2.700%	06/22/30		550	564,932
3.850%	06/22/40		90	96,533
4.000%	06/22/50		190	203,180
Zoetis, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%
0.817%(c)	08/20/21		100	99,990
Sr. Unsec’d. Notes
2.000%	05/15/30		684	699,137
3.000%	05/15/50		286	301,455
3.900%	08/20/28	(a)	385	453,914
4.500%	11/13/25		215	251,009

				36,989,982

Pipelines — 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24		725	618,255
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22		950	944,645
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29		125	131,648
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26		250	235,878
5.600%	10/15/44		210	172,917
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25		255	244,409
4.500%	03/01/28		155	145,700
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31		210	224,346
3.302%	01/15/35		188	206,939
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26		370	367,224
Sr. Sec’d. Notes
5.250%	10/01/25		500	498,230
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25		123	106,892
6.250%(cc)	04/01/23		225	200,188
Gtd. Notes, 144A
5.625%	05/01/27		135	112,300
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		60	58,195
4.950%	04/01/22		17	17,156
5.375%	07/15/25		537	531,406
5.625%	07/15/27		5	5,044

SEE NOTES TO FINANCIAL STATEMENTS.

A320

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Gtd. Notes, 144A
6.750%	09/15/37		30	$26,951
Enable Midstream Partners LP,
Sr. Unsec’d. Notes
4.950%	05/15/28		135	125,209
Enbridge, Inc. (Canada),
Gtd. Notes
3.125%	11/15/29		1,168	1,223,661
4.500%	06/10/44		320	365,713
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	(a)	1,107	1,132,449
3.750%	05/15/30	(a)	679	672,254
4.750%	01/15/26		290	316,001
5.000%	05/15/50		45	42,674
5.150%	02/01/43		157	146,648
5.150%	03/15/45		375	355,507
6.250%	04/15/49		115	122,540
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	—	(rr)	194	71,780
Sr. Unsec’d. Notes
4.150%	06/01/25		507	389,518
4.400%	04/01/24		58	48,242
5.600%	04/01/44		117	70,869
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30		1,025	1,074,872
3.125%	07/31/29		514	550,598
3.700%	01/31/51	(a)	410	429,016
3.950%	02/15/27		245	278,717
4.250%	02/15/48		50	55,005
4.450%	02/15/43		80	88,379
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26		245	224,467
5.500%	07/15/28		100	95,295
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25		65	65,662
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23		10	9,090
6.250%	05/15/26		582	500,494
7.750%	02/01/28		131	115,539
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.625%	02/15/26		245	242,703
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
5.000%	02/01/28		10	9,526
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	10/01/21		690	717,276
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50		250	252,883
5.150%	10/15/43		120	133,921

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.213%(c)	09/09/21		35	$34,668
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.413%(c)	09/09/22		60	59,106
Sr. Unsec’d. Notes
4.000%	02/15/25		105	112,616
4.000%	03/15/28		520	550,694
4.500%	04/15/38		567	566,759
4.700%	04/15/48		152	152,374
5.500%	02/15/49		90	99,695
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27		52	50,257
6.000%	06/01/26		69	67,597
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29		910	886,031
4.250%	02/01/22		171	177,970
4.450%	09/01/49		100	93,149
5.200%	07/15/48		90	89,689
5.850%	01/15/26		94	107,460
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.150%	12/15/29		275	282,952
3.605%	02/15/25		210	224,476
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.800%	09/15/30		260	256,061
4.650%	10/15/25		105	112,146
4.700%	06/15/44		125	113,326
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		105	117,260
Sr. Sec’d. Notes, 144A
4.500%	05/15/30		196	216,746
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32		85	122,853
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44		195	188,190
5.350%	05/15/45		167	162,646
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23		50	46,276
5.500%	09/15/24		46	41,751
5.500%	01/15/28		105	89,805
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23		95	91,023
5.125%	02/01/25		208	199,986
5.875%	04/15/26	(a)	770	765,244
6.500%	07/15/27	(a)	443	448,018
6.750%	03/15/24		75	75,457
6.875%	01/15/29		205	214,778

SEE NOTES TO FINANCIAL STATEMENTS.

A321

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (continued)
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		130	$132,436
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.100%	04/15/30		493	562,395
4.250%	05/15/28	(a)	425	488,250
4.625%	03/01/34		135	156,436
4.750%	05/15/38		45	52,844
4.875%	01/15/26		260	306,734
6.200%	10/15/37		105	140,529
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30		1,090	1,164,452
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22		838	869,969
7.875%	09/01/21		40	42,995

				25,508,930

Real Estate — 0.0%
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes, 144A
3.400%	09/30/26		248	260,109
Kennedy-Wilson, Inc.,
Gtd. Notes
5.875%	04/01/24		46	45,767

				305,876

Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.800%	04/15/26		250	281,414
4.000%	02/01/50		85	103,629
4.900%	12/15/30		392	490,635
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30		90	90,083
2.750%	01/15/27		1,502	1,604,780
2.900%	01/15/30		70	74,612
3.100%	06/15/50		90	88,276
3.950%	03/15/29		864	983,486
5.000%	02/15/24		86	98,069
American Tower Trust,
Asset Backed, 144A
3.070%	03/15/48		100	102,695
3.652%	03/15/48		230	248,290
Boston Properties LP,
Sr. Unsec’d. Notes
3.800%	02/01/24		140	152,535
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26		162	136,867
CoreCivic, Inc.,
Gtd. Notes
4.625%	05/01/23		75	72,676

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31		210	$211,752
3.250%	01/15/51		100	100,822
3.300%	07/01/30		1,058	1,163,241
4.150%	07/01/50	(a)	220	251,035
Digital Realty Trust LP,
Gtd. Notes
3.700%	08/15/27		70	79,770
Diversified Healthcare Trust,
Sr. Unsec’d. Notes
4.750%	02/15/28		160	132,639
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23		86	91,442
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	(a)	313	294,459
5.250%	05/01/25		258	249,593
GEO Group, Inc. (The),
Gtd. Notes
5.125%	04/01/23		35	30,529
5.875%	10/15/24		20	15,704
Healthcare Trust of America Holdings LP,
Gtd. Notes
3.100%	02/15/30	(a)	310	312,333
3.700%	04/15/23		57	59,765
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		270	276,935
3.000%	01/15/30	(a)	624	650,852
3.250%	07/15/26		55	60,064
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.875%	04/01/24		90	92,248
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24		85	85,814
Gtd. Notes, 144A
4.875%	09/15/27		217	211,572
4.875%	09/15/29	(a)	410	398,443
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22		82	78,633
5.250%	10/01/25		174	150,571
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24		170	176,920
5.750%	02/01/27	(a)	551	571,337
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27		140	146,666
4.300%	10/15/28		125	135,657
Prologis LP,
Sr. Unsec’d. Notes
2.250%	04/15/30		114	119,808

SEE NOTES TO FINANCIAL STATEMENTS.

A322

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
3.250%	10/01/26	(a)	473	$529,702
Realty Income Corp.,
Sr. Unsec’d. Notes
4.650%	03/15/47		70	86,766
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29		205	207,022
Ryman Hospitality Properties, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27		367	326,508
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.250%	10/28/25		473	488,289
3.500%	02/12/25		140	145,861
Simon Property Group LP,
Sr. Unsec’d. Notes
3.250%	09/13/49		209	195,690
3.375%	10/01/24		531	570,954
UDR, Inc.,
Gtd. Notes, MTN
3.200%	01/15/30		310	333,751
3.500%	07/01/27		110	120,053
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Gtd. Notes
8.250%	10/15/23		11	10,462
Sr. Sec’d. Notes, 144A
6.000%	04/15/23		296	289,711
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27		730	685,239
4.250%	12/01/26		322	308,647
4.625%	12/01/29		70	68,624
WEA Finance LLC (France),
Gtd. Notes, 144A
2.875%	01/15/27		280	273,945
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/31		550	547,925
3.100%	01/15/30	(a)	577	597,180
4.000%	06/01/25		460	507,702
4.250%	04/01/26		195	218,391
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.000%	02/01/25	(a)	350	365,241

				17,554,314

Retail — 0.8%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
5.000%	10/15/25		370	368,060
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30		334	343,716
3.800%	01/25/50		130	134,386
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/30		90	104,180

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25		160	$143,143
CK Hutchison International 20 Ltd. (United Kingdom),
Gtd. Notes, 144A
2.500%	05/08/30		815	836,044
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32		988	1,000,299
Dollar General Corp.,
Sr. Unsec’d. Notes
4.125%	04/03/50		90	107,710
Gap, Inc. (The),
Sr. Sec’d. Notes, 144A
8.375%	05/15/23		290	314,986
Golden Nugget, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24		150	107,447
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49	(a)	140	153,522
3.300%	04/15/40	(a)	984	1,111,041
3.350%	04/15/50		250	287,430
4.200%	04/01/43		90	111,053
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
5.000%	06/01/24		10	10,188
L Brands, Inc.,
Gtd. Notes
6.875%	11/01/35		1,000	833,581
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46		475	530,463
4.500%	04/15/30		668	819,812
4.550%	04/05/49		110	139,177
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49		335	370,104
4.200%	04/01/50		125	151,289
4.700%	12/09/35		70	88,760
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
8.000%	10/25/24	(d)	470	20,478
8.750%	10/25/24	(d)	467	19,939
Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 6.000%
14.000%	04/25/24	(d)	127	31,534
Nordstrom, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	05/15/25		10	10,753
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26	(a)	439	439,880
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23		460	453,755
8.875%	06/01/25		212	211,850

SEE NOTES TO FINANCIAL STATEMENTS.

A323

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
Sr. Sec’d. Notes, 144A
5.875%	06/01/25		1,597	$1,602,618
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24		150	151,311
Rite Aid Corp.,
Gtd. Notes, 144A
6.125%	04/01/23		374	363,452
Sr. Sec’d. Notes, 144A
7.500%	07/01/25		216	216,630
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26		908	714,327
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27		295	179,637
Starbucks Corp.,
Sr. Unsec’d. Notes
2.550%	11/15/30		257	269,738
3.350%	03/12/50	(a)	565	578,221
3.750%	12/01/47		55	58,904
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	04/15/25		776	862,572
3.875%	04/15/30		50	58,761
Walmart, Inc.,
Sr. Unsec’d. Notes
3.950%	06/28/38	(a)	391	496,330
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30		397	405,691

				15,212,772

Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sub. Notes, 144A, MTN
4.125%(ff)	10/18/32		250	270,841

Semiconductors — 0.3%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36		140	165,560
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27		975	1,053,211
Broadcom, Inc.,
Gtd. Notes, 144A
3.150%	11/15/25	(a)	617	655,880
4.150%	11/15/30		930	1,011,935
Intel Corp.,
Sr. Unsec’d. Notes
3.734%	12/08/47		150	180,675
3.900%	03/25/30		270	326,843
Microchip Technology, Inc.,
Sr. Sec’d. Notes, 144A
2.670%	09/01/23		320	329,278
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26		270	280,789

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Semiconductors (continued)
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30		170	$177,082
3.250%	05/20/50		235	258,180
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26		700	730,876
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30		245	248,998

				5,419,307

Software — 0.5%
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27		85	87,399
5.875%	06/15/26		75	78,020
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29		286	295,932
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26		170	180,170
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.750%	05/21/29		437	512,259
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29		307	344,505
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		300	310,288
3.450%	08/08/36	(a)	982	1,184,065
3.500%	11/15/42		90	107,816
3.700%	08/08/46		805	1,006,398
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29		245	249,899
5.375%	05/15/27		145	153,868
Open Text Corp. (Canada),
Gtd. Notes, 144A
5.875%	06/01/26		125	129,574
Oracle Corp.,
Sr. Unsec’d. Notes
2.800%	04/01/27		714	779,396
3.600%	04/01/40	(a)	1,498	1,692,396
3.600%	04/01/50		1,075	1,203,537
3.850%	07/15/36		175	205,313
4.000%	07/15/46		50	59,061
4.300%	07/08/34		57	70,861
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	(a)	479	490,073

				9,140,830

SEE NOTES TO FINANCIAL STATEMENTS.

A324

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications — 2.0%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28		200	$189,067
Sr. Sec’d. Notes, 144A
10.500%	05/15/27		478	528,426
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	(a)	1,832	1,907,765
AT&T, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
1.100%(c)	06/01/21		20	20,095
Sr. Unsec’d. Notes
2.300%	06/01/27		215	222,596
2.750%	06/01/31		630	654,861
3.500%	06/01/41	(a)	805	843,333
3.650%	06/01/51		260	271,560
3.800%	02/15/27		701	786,967
4.450%	04/01/24		1,016	1,138,283
4.550%	03/09/49	(a)	1,149	1,354,389
4.800%	06/15/44		410	474,765
Bell Canada, Inc. (Canada),
Gtd. Notes
4.300%	07/29/49		234	286,583
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27		15	14,539
Sr. Unsec’d. Notes
5.625%	04/01/25		598	618,507
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26		1,174	1,172,373
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28		58	61,625
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24		371	378,972
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	(a)	475	458,247
CommScope, Inc.,
Gtd. Notes, 144A
5.500%	06/15/24		185	188,391
8.250%	03/01/27		612	628,631
Sr. Sec’d. Notes, 144A
5.500%	03/01/24		115	116,435
6.000%	03/01/26		1,478	1,514,435
Corning, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/49		175	189,436
5.350%	11/15/48		50	66,370
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		299	335,956
Frontier Communications Corp.,
Sec’d. Notes
8.500%	04/01/26	(d)	45	42,602
Sec’d. Notes, 144A
8.500%	04/01/26	(d)	408	386,257

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
Sr. Sec’d. Notes, 144A
8.000%	04/01/27	(d)	670	$680,517
Sr. Unsec’d. Notes
6.875%	01/15/25	(d)	142	43,193
7.625%	04/15/24	(d)	49	16,032
11.000%	09/15/25	(d)	165	56,794
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26		50	52,156
Sr. Sec’d. Notes
5.250%	08/01/26		492	508,377
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23	(d)	948	540,837
Gtd. Notes, 144A
8.500%	10/15/24	(d)	673	405,070
9.750%	07/15/25	(d)	448	274,722
Sr. Sec’d. Notes, 144A
8.000%	02/15/24	(d)	554	561,763
Level 3 Financing, Inc.,
Gtd. Notes
5.125%	05/01/23		208	208,020
5.375%	01/15/24		290	292,308
5.375%	05/01/25		189	193,642
5.625%	02/01/23	(a)	379	378,772
Gtd. Notes, 144A
4.625%	09/15/27		680	685,235
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		65	76,621
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.700%	11/15/49		315	349,294
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23		70	71,729
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	805	981,801
8.750%	03/15/32	(a)	1,368	1,956,662
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		280	315,779
7.250%	09/15/21		74	77,538
7.625%	02/15/25		1,193	1,376,137
7.625%	03/01/26	(a)	771	910,622
7.875%	09/15/23		578	651,641
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	(a)	353	384,001
6.375%	11/15/33		278	313,463
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.665%	03/06/38		150	179,124
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26		789	798,347

SEE NOTES TO FINANCIAL STATEMENTS.

A325

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (continued)
4.750%	02/01/28	(a)	1,075	$1,135,444
6.375%	03/01/25		75	76,933
6.500%	01/15/26		565	590,615
Sr. Sec’d. Notes, 144A
1.500%	02/15/26		250	249,984
2.050%	02/15/28		1,355	1,354,704
2.550%	02/15/31		225	225,650
3.500%	04/15/25		489	533,334
3.750%	04/15/27		1,107	1,226,645
3.875%	04/15/30		214	237,697
4.375%	04/15/40		274	316,769
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33		140	161,409
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.321%(c)	03/16/22		60	60,745
Sr. Unsec’d. Notes
3.150%	03/22/30	(a)	1,398	1,576,083
3.875%	02/08/29		770	909,442
4.000%	03/22/50		109	138,796
4.016%	12/03/29		305	364,157
4.272%	01/15/36		1,355	1,677,129
4.500%	08/10/33		280	350,792
4.672%	03/15/55		60	81,809
4.862%	08/21/46		148	200,596
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.125%	05/30/25		342	387,420
4.250%	09/17/50	(a)	932	1,085,376
4.375%	02/19/43		140	162,426
5.000%	05/30/38		144	180,937
Windstream Services LLC/Windstream Finance Corp.,
Sec’d. Notes, 144A
9.000%	06/30/25	(d)	491	23,079
Sr. Sec’d. Notes, 144A
8.625%	10/31/25	(d)	10	6,051

				41,505,685

Toys/Games/Hobbies — 0.1%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27		5	5,153
6.750%	12/31/25		1,808	1,875,260
Sr. Unsec’d. Notes
3.150%	03/15/23		242	227,753

				2,108,166

Transportation — 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	02/15/51		543	590,727
3.900%	08/01/46		565	684,849
4.400%	03/15/42		280	349,715
5.400%	06/01/41		80	109,334

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Transportation (continued)
CSX Corp.,
Sr. Unsec’d. Notes
2.400%	02/15/30	(a)	705	$745,407
3.250%	06/01/27		324	363,137
3.350%	09/15/49		65	72,294
3.800%	11/01/46		185	215,019
3.800%	04/15/50		138	163,923
4.750%	11/15/48		80	106,133
J.B. Hunt Transport Services, Inc.,
Gtd. Notes
3.850%	03/15/24		105	112,286
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50		794	828,971
3.950%	10/01/42		165	191,449
4.050%	08/15/52		70	83,586
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.100%	09/15/67		155	185,248
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39		1,145	1,280,890
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.125%	09/01/23	(a)	234	236,900
6.750%	08/15/24	(a)	307	321,588

				6,641,456

Trucking & Leasing — 0.0%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%
1.300%(c)	06/01/21		120	113,859

Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50		215	243,101

TOTAL CORPORATE BONDS (cost $567,307,597)				567,110,567

MUNICIPAL BONDS — 0.1%
California — 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39		175	228,580
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39		180	298,650

				527,230

New York — 0.1%
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40		150	213,765
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62		265	352,275

SEE NOTES TO FINANCIAL STATEMENTS.

A326

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
New York (continued)
Taxable, Revenue Bonds
5.647%	11/01/40	220	$306,585

			872,625

Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	241,691

TOTAL MUNICIPAL BONDS (cost $1,225,163)			1,641,546

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.5%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 5A1
3.780%(cc)	09/25/35	40	34,449
Alternative Loan Trust,
Series 2005-63, Class 1A1
3.503%(cc)	12/25/35	1,644	1,680,458
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,716	1,658,691
Series 2005-J06, Class 2A1
5.500%	07/25/25	7	6,758
Series 2005-J14, Class A3
5.500%	12/25/35	3,176	2,578,038
Series 2006-41CB, Class 2A13
5.750%	01/25/37	2,686	2,057,120
Series 2006-J02, Class A1, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
0.685%(c)	04/25/36	51	18,793
Series 2007-OA06, Class A1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	06/25/37	1,292	1,124,806
American Home Mortgage Assets Trust,
Series 2006-02, Class 2A1, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.375%(c)	09/25/46	248	232,201
Angel Oak Mortgage Trust,
Series 2019-05, Class A3, 144A
2.921%(cc)	10/25/49	4,178	4,182,148
Series 2020-01, Class B1, 144A
3.764%(cc)	12/25/59	1,600	1,519,580
Angel Oak Mortgage Trust I LLC,
Series 2018-02, Class A2, 144A
3.776%(cc)	07/27/48	42	42,415
Series 2019-01, Class A2, 144A
4.022%(cc)	11/25/48	70	71,219
Series 2019-04, Class B2, 144A
5.664%(cc)	07/26/49	3,884	3,048,480
Antler Mortgage Trust,
Series 2018-RTL01, Class A1, 144A
4.335%	07/25/22	124	123,790
Arroyo Mortgage Trust,
Series 2018-01, Class A1, 144A
3.763%(cc)	04/25/48	157	160,981
Series 2019-01, Class A2, 144A
4.057%(cc)	01/25/49	175	177,377

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Alternative Loan Trust,
Series 2004-06, Class 4A1
5.000%	07/01/20	9	$9,138
Banc of America Funding Trust,
Series 2005-01, Class 1A1
5.500%	02/25/35	149	152,490
Series 2005-07, Class 30PO, PO
1.230%(s)	11/25/35	22	19,482
Series 2005-B, Class 3M1, 1 Month LIBOR + 0.675% (Cap 11.000%, Floor 0.450%)
0.865%(c)	04/20/35	125	123,443
Series 2006-01, Class 2A1
5.500%	01/25/36	8	7,813
Series 2006-D, Class 5A2
3.589%(cc)	05/20/36	9	7,682
Series 2007-05, Class 4A1, 1 Month LIBOR + 0.370% (Cap 7.000%, Floor 0.370%)
0.555%(c)	07/25/37	3,693	2,346,403
Series 2014-R07, Class 1A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	05/26/36	70	66,538
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	09/26/36	35	33,179
Series 2015-R04, Class 5A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.318%(c)	10/25/36	179	173,836
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
3.813%(cc)	05/25/34	1	1,177
Series 2004-D, Class 2A2
3.813%(cc)	05/25/34	10	9,413
Series 2007-03, Class 1A1
6.000%	09/25/37	63	61,988
BCAP LLC Trust,
Series 2007-AA02, Class 2A12
5.500%	04/25/37	1,363	999,823
Series 2009-RR10, Class 18A2, 144A
6.000%(cc)	03/26/37	950	789,518
Bear Stearns ARM Trust,
Series 2003-04, Class 3A1
3.175%(cc)	07/25/33	56	55,725
Series 2005-12, Class 22A1
3.702%(cc)	02/25/36	46	44,009
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC05, Class A1
5.750%	10/25/34	84	86,152
Bellemeade Re Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.485%(c)	03/25/29	165	164,151
Bunker Hill Loan Depositary Trust,
Series 2019-01, Class A2, 144A
3.817%	10/26/48	70	71,443

SEE NOTES TO FINANCIAL STATEMENTS.

A327

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
1.185%(c)	02/25/49	1,773	$1,769,585
Series 2019-INV03, Class A11, 144A, 1 Month LIBOR + 1.000% (Cap 5.500%, Floor 0.950%)
1.118%(c)	08/25/49	1,430	1,425,223
Citicorp Mortgage Securities Trust,
Series 2007-05, Class 1A9
6.000%	06/25/37	148	146,055
Citigroup Mortgage Loan Trust,
Series 2006-04, Class 1A1
5.500%	12/25/35	3	2,513
Series 2014-10, Class 1A1, 144A, 1 Month LIBOR + 0.135% (Cap N/A, Floor 0.135%)
0.303%(c)	11/25/36	112	103,390
Series 2014-10, Class 3A1, 144A
0.567%(cc)	07/25/36	121	116,693
Series 2014-10, Class 4A1, 144A
0.337%(cc)	02/25/37	180	169,109
Series 2014-11, Class 4A1, 144A, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.368%(c)	07/25/36	92	86,746
Series 2014-12, Class 1A4, 144A, 1 Month LIBOR + 0.125% (Cap N/A, Floor 0.125%)
0.612%(c)	08/25/36	246	242,667
Series 2014-12, Class 2A4, 144A
3.344%(cc)	02/25/37	96	95,964
Series 2014-C, Class A, 144A
3.250%(cc)	02/25/54	50	49,974
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-01, Class 3A4
5.250%	09/25/33	33	33,179
Series 2005-02, Class 2A11
5.500%	05/25/35	97	100,194
COLT Mortgage Loan Trust,
Series 2018-02, Class A2, 144A
3.542%(cc)	07/27/48	37	37,492
Series 2020-01, Class A1, 144A
2.488%(cc)	02/25/50	360	363,775
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.585%(c)	04/25/31	986	974,474
Series 2019-R01, Class 2M2, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
2.635%(c)	07/25/31	1,586	1,546,989
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.485%(c)	08/25/31	62	61,217
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.335%(c)	09/25/31	174	171,848
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.285%(c)	06/25/39	816	791,761

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.185%(c)	07/25/39	608	$595,001
Series 2019-R07, Class 1M1, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
0.955%(c)	10/25/39	96	96,334
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.285%(c)	10/25/39	180	174,478
Series 2020-R01, Class 1M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.985%(c)	01/25/40	228	226,681
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.235%(c)	01/25/40	587	557,041
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	01/25/40	72	70,921
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-05, Class 2A9
5.250%	05/25/34	151	152,851
Series 2007-03, Class A16
6.000%	04/25/37	788	604,647
Series 2007-05, Class A6, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
0.535%(c)	05/25/37	19	10,087
Series 2007-09, Class A11
5.750%	07/25/37	1,207	935,407
Series 2007-HYB01, Class 2A1
3.242%(cc)	03/25/37	1,392	1,237,947
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/20	21	20,543
Credit Suisse Mortgage Trust,
Series 2011-12R, Class 3A1, 144A
3.901%(cc)	07/27/36	6	5,797
Series 2014-11R, Class 8A1, 144A, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.340%)
0.508%(c)	04/27/37	4	4,295
Series 2014-11R, Class 9A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.308%(c)	10/27/36	3	3,166
Credit Suisse Mortgage-Backed Trust,
Series 2006-04, Class 1A8, 1 Month LIBOR + 1.000% (Cap 6.000%, Floor 6.000%)
6.000%(c)	05/25/36	1,454	1,110,165
CSFB Mortgage-Backed Pass-Through Certificates,
Series 2004-AR05, Class 7A2
3.619%(cc)	06/25/34	23	22,616
Series 2005-04, Class 2A9
5.500%	06/25/35	1,012	858,488
Deephaven Residential Mortgage Trust,
Series 2017-02A, Class A1, 144A
2.453%(cc)	06/25/47	24	24,386
Series 2018-02A, Class A2, 144A
3.530%(cc)	04/25/58	63	63,737

SEE NOTES TO FINANCIAL STATEMENTS.

A328

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2018-03A, Class A2, 144A
3.891%(cc)	08/25/58	39	$39,213
Series 2018-03A, Class B2, 144A
5.913%(cc)	08/25/58	500	481,076
Series 2018-04A, Class A2, 144A
4.182%(cc)	10/25/58	76	76,832
Series 2019-02A, Class B1, 144A
4.722%(cc)	04/25/59	100	92,047
Series 2019-02A, Class M1, 144A
3.921%(cc)	04/25/59	525	509,701
Series 2019-03A, Class B1, 144A
4.258%(cc)	07/25/59	2,000	1,835,087
Series 2019-04A, Class B1, 144A
3.986%(cc)	10/25/59	134	125,012
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR02, Class 1A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.305%(c)	05/25/36	2,217	2,016,264
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.685%(c)	02/25/35	18	16,762
Series 2005-01, Class 2A1
4.978%(cc)	02/01/21	3	3,384
Series 2006-AR01, Class 1A3, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
0.515%(c)	02/25/36	4,281	3,992,025
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
1.985%(c)	04/25/29	193	190,910
Series 2019-01, Class M2, 144A, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)
3.485%(c)	04/25/29	780	742,783
Fannie Mae Connecticut Avenue Securities,
Series 2017-C03, Class 1B1, 1 Month LIBOR + 4.850% (Cap N/A, Floor 0.000%)
5.035%(c)	10/25/29	2,500	2,627,326
Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.385%(c)	01/25/30	2,156	2,110,690
Series 2018-C02, Class 2M2, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.385%(c)	08/25/30	2,371	2,317,269
Series 2018-C04, Class 2M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 2.550%)
2.735%(c)	12/25/30	688	676,552
Series 2018-C05, Class 1M2, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
2.535%(c)	01/25/31	1,508	1,473,948
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	378	448,687
Series 2002-T01, Class A2
7.000%	11/25/31	200	244,128
Series 2002-T04, Class A2
7.000%	12/25/41	297	350,687

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-T01, Class 1A1
6.000%	01/25/44	207	$241,287
Fannie Mae Interest Strip,
Series 293, Class 1, PO
1.000%(s)	12/25/24	57	56,295
Series 369, Class 12, IO
5.500%(cc)	05/25/36	259	51,127
Series 383, Class 60, IO
6.500%	10/25/37	72	12,438
Series 416, Class A300
3.000%	11/25/42	1,016	1,105,556
Series 417, Class C11, IO
2.500%	02/25/28	2,205	120,276
Fannie Mae REMIC Trust,
Series 1999-W04, Class A9
6.250%	02/25/29	157	176,825
Series 2001-W03, Class A
7.000%(cc)	09/25/41	201	223,895
Series 2002-W06, Class 2A1
7.000%(cc)	06/25/42	144	164,814
Series 2003-W10, Class 3A5
4.299%	06/25/43	766	845,221
Series 2004-W11, Class 1A1
6.000%	05/25/44	909	1,102,547
Series 2004-W12, Class 1A2
6.500%	07/25/44	451	529,476
Series 2005-W01, Class 1A2
6.500%	10/25/44	180	216,309
Series 2007-W07, Class 2A2, IO, 1 Month LIBOR x (1) + 6.530% (Cap 6.530%, Floor 0.000%)
6.346%(c)	07/25/37	11	1,889
Series 2007-W10, Class 2A
6.290%(cc)	08/25/47	120	138,411
Series 2009-W01, Class A
6.000%	12/25/49	241	279,670
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	52	55,237
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	35	37,440
Series 1993-141, Class Z
7.000%	08/25/23	41	43,815
Series 1993-147, Class Z
7.000%	08/25/23	36	37,736
Series 1994-29, Class Z
6.500%	02/25/24	69	75,038
Series 1996-04, Class SA, IO, 1 Month LIBOR x (1) + 8.500% (Cap 8.500%, Floor 0.000%)
8.315%(c)	02/25/24	17	1,926
Series 1997-33, Class PA
8.500%	06/18/27	144	165,395
Series 1997-57, Class PN
5.000%	09/18/27	78	85,232
Series 2001-16, Class Z
6.000%	05/25/31	109	123,183
Series 2001-81, Class HE
6.500%	01/25/32	178	210,806

SEE NOTES TO FINANCIAL STATEMENTS.

A329

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2002-14, Class A1
7.000%	01/25/42	632	$749,883
Series 2002-26, Class A2
7.500%	01/25/48	285	348,891
Series 2002-82, Class PE
6.000%	12/25/32	178	209,346
Series 2002-86, Class PG
6.000%	12/25/32	442	527,522
Series 2002-90, Class A2
6.500%	11/25/42	160	187,202
Series 2003-18, Class A1
6.500%	12/25/42	230	279,484
Series 2003-21, Class OU
5.500%	03/25/33	58	67,284
Series 2003-24, Class MZ
5.500%	04/25/33	223	257,277
Series 2003-48, Class GH
5.500%	06/25/33	1,010	1,180,291
Series 2004-36, Class SA, 1 Month LIBOR x (2.75) + 19.525% (Cap 19.525%, Floor 0.000%)
19.018%(c)	05/25/34	51	79,205
Series 2004-45, Class ZL
6.000%	10/25/32	166	192,341
Series 2004-68, Class LC
5.000%	09/25/29	173	189,885
Series 2005-022, Class DA
5.500%	12/25/34	17	17,659
Series 2005-030, Class UG
5.000%	04/25/35	273	317,253
Series 2005-057, Class NK, 1 Month LIBOR x (4) + 22.000% (Cap 22.000%, Floor 0.000%)
21.262%(c)	07/25/35	46	78,094
Series 2005-084, Class XM
5.750%	10/25/35	46	52,371
Series 2005-087, Class QZ
5.000%	10/25/35	46	49,314
Series 2005-102, Class PG
5.000%	11/25/35	525	610,115
Series 2005-110, Class GL
5.500%	12/25/35	419	490,110
Series 2006-02, Class LY, 1 Month LIBOR x (16) + 96.000% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	16	17,476
Series 2006-09, Class KZ
6.000%	03/25/36	234	271,825
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590% (Cap 6.590%, Floor 0.000%)
6.406%(c)	04/25/36	205	40,192
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	41	54,730
Series 2006-77, Class PC
6.500%	08/25/36	100	115,376
Series 2007-046, Class PA
6.000%	04/25/37	12	12,685

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2007-058, Class SV, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
6.566%(c)	06/25/37	193	$30,983
Series 2007-079, Class PE
5.000%	08/25/37	485	525,212
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
6.216%(c)	11/25/37	378	70,821
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.816%(c)	03/25/38	280	37,276
Series 2009-015, Class SA, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.016%(c)	03/25/24	6	79
Series 2009-062, Class WA
5.568%(cc)	08/25/39	461	519,205
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.066%(c)	01/25/40	389	84,959
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.066%(c)	01/25/40	256	40,392
Series 2010-10, Class NT
5.000%	02/25/40	957	1,090,146
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420% (Cap 6.420%, Floor 0.000%)
6.236%(c)	04/25/40	120	20,957
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660% (Cap 12.660%, Floor 0.000%)
12.291%(c)	03/25/40	81	109,241
Series 2010-64, Class DM
5.000%	06/25/40	94	106,084
Series 2011-22, Class MA
6.500%	04/25/38	51	51,864
Series 2011-39, Class ZA
6.000%	11/25/32	220	255,911
Series 2011-52, Class GB
5.000%	06/25/41	291	335,865
Series 2013-04, Class AJ
3.500%	02/25/43	581	645,411
Series 2013-04, Class PC
2.000%	06/25/42	695	714,787
Series 2013-083, Class CA
3.500%	10/25/37	157	158,275
Series 2013-096, Class YA
3.500%	09/25/38	752	781,745
Series 2019-25, Class PA
3.000%	05/25/48	483	518,673
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000% (Cap 9.000%, Floor 0.000%)
8.816%(c)	04/25/23	55	4,648
Fannie Mae Trust,
Series 2003-W02, Class 2A9
5.900%	07/25/42	101	117,683
Series 2003-W03, Class 2A5
5.356%	06/25/42	227	262,749

SEE NOTES TO FINANCIAL STATEMENTS.

A330

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2003-W06, Class 1A41
5.398%	10/25/42	675	$777,389
Series 2003-W06, Class 3A
6.500%	09/25/42	151	178,295
Series 2003-W12, Class 2A7
4.680%	06/25/43	192	212,545
Series 2004-W02, Class 2A2
7.000%	02/25/44	126	148,333
Series 2004-W02, Class 5A
7.500%	03/25/44	128	150,482
Series 2004-W08, Class 2A
6.500%	06/25/44	150	176,682
Series 2005-W04, Class 1A1
6.000%	08/25/45	94	109,444
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	438	529,353
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	90	95,578
Freddie Mac REMICS,
Series 1621, Class J
6.400%	11/15/23	25	26,269
Series 1630, Class PK
6.000%	11/15/23	65	69,646
Series 1675, Class KZ
6.500%	02/15/24	55	60,152
Series 1680, Class PK
6.500%	02/15/24	61	65,233
Series 1695, Class EB
7.000%	03/15/24	80	86,110
Series 1980, Class Z
7.000%	07/15/27	180	206,733
Series 2353, Class KZ
6.500%	09/15/31	214	250,351
Series 2535, Class AW
5.500%	12/15/32	69	80,488
Series 2557, Class HL
5.300%	01/15/33	497	575,240
Series 2595, Class DC
5.000%	04/15/23	125	130,303
Series 2595, Class GC
5.500%	04/15/23	49	50,838
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	22	27,995
Series 2626, Class JC
5.000%	06/15/23	313	325,288
Series 2643, Class SA, 1 Month LIBOR x (6.5) + 45.500% (Cap 45.500%, Floor 0.000%)
44.299%(c)	03/15/32	13	28,067
Series 2862, Class GB
5.000%	09/15/24	50	52,549
Series 2885, Class LZ
6.000%	11/15/34	1,240	1,460,605
Series 2893, Class PE
5.000%	11/15/34	253	288,841

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300% (Cap 14.300%, Floor 0.000%)
13.931%(c)	02/15/35	60	$81,754
Series 2980, Class QA
6.000%	05/15/35	211	251,113
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.465%(c)	03/15/35	348	44,006
Series 3005, Class ED
5.000%	07/15/25	144	152,892
Series 3017, Class OC, PO
0.870%(s)	08/15/25	26	25,751
Series 3126, Class AO, PO
1.550%(s)	03/15/36	59	54,963
Series 3187, Class Z
5.000%	07/15/36	396	451,312
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.066%(c)	08/15/36	153	22,978
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200% (Cap 7.200%, Floor 0.000%)
7.015%(c)	09/15/26	225	30,048
Series 3237, Class BO, PO
2.880%(s)	11/15/36	305	261,956
Series 3306, Class TB, 1 Month LIBOR + 2.750% (Cap 8.840%, Floor 0.000%)
2.935%(c)	04/15/37	21	22,219
Series 3306, Class TC, 1 Month LIBOR + 2.210% (Cap 8.640%, Floor 0.000%)
2.395%(c)	04/15/37	18	19,479
Series 3383, Class KB
5.500%	11/15/27	684	716,762
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.815%(c)	11/15/37	28	4,253
Series 3405, Class PE
5.000%	01/15/38	348	403,435
Series 3443, Class PT
6.500%	03/15/37	524	622,524
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
6.215%(c)	11/15/24	74	4,507
Series 3605, Class NC
5.500%	06/15/37	576	669,013
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340% (Cap 6.340%, Floor 0.000%)
6.155%(c)	12/15/39	572	107,856
Series 3648, Class CY
4.500%	03/15/30	521	578,820
Series 3662, Class PJ
5.000%	04/15/40	482	552,731
Series 3677, Class PB
4.500%	05/15/40	623	691,589
Series 3688, Class GT
7.385%(cc)	11/15/46	111	131,867
Series 3739, Class MC
4.000%	11/15/38	1,270	1,332,399

SEE NOTES TO FINANCIAL STATEMENTS.

A331

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.815%(c)	10/15/40	210	$39,860
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.415%(c)	07/15/23	147	10,368
Series 3852, Class QN, 1 Month LIBOR x (3.618) + 27.211% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	175	196,496
Series 3852, Class TP, 1 Month LIBOR x (3.667) + 27.500% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	225	250,269
Series 3859, Class JB
5.000%	05/15/41	487	550,404
Series 4030, Class IL, IO
3.500%	04/15/27	1,233	78,800
Series 4182, Class ZD
3.500%	03/15/43	1,288	1,401,729
Series 4374, Class NC
3.750%	02/15/46	122	122,353
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	550	613,694
Series 304, Class C32, IO
3.000%	12/15/27	1,108	63,338
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN02, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.835%(c)	04/25/24	24	23,627
Series 2015-DNA03, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 0.000%)
3.035%(c)	04/25/28	17	17,391
Series 2016-HQA02, Class M3, 1 Month LIBOR + 5.150% (Cap N/A, Floor 0.000%)
5.335%(c)	11/25/28	734	766,712
Series 2017-HQA01, Class M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.735%(c)	08/25/29	347	352,012
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.935%(c)	02/25/50	54	53,626
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.985%(c)	12/25/30	33	33,352
Series 2018-HQA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	10/25/48	34	34,261
Series 2018-HRP02, Class M3, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.585%(c)	02/25/47	960	890,722
Series 2019-HQA03, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
2.035%(c)	09/25/49	212	204,658

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust,
Series 2019-NQM02, Class A3, 144A
3.162%	09/25/59	2,390	$2,447,032
Series 2019-NQM02, Class M1, 144A
3.306%(cc)	09/25/59	3,000	2,874,616
Series 2019-NQM03, Class A1, 144A
2.686%(cc)	11/25/59	297	301,538
Series 2020-NQM01, Class A1, 144A
2.247%	01/25/60	556	561,129
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	04/01/44	5	4,917
Series 2005-AR02, Class 2A
3.913%(cc)	05/25/35	579	552,616
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.000%	11/16/32	465	478,666
Series 2003-25, Class PZ
5.500%	04/20/33	304	331,000
Series 2003-58, Class PC
5.000%	07/20/33	844	935,704
Series 2003-86, Class ZC
4.500%	10/20/33	219	244,031
Series 2004-19, Class KE
5.000%	03/16/34	853	963,704
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.910%(c)	09/20/34	391	38,298
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.906%(c)	06/17/34	337	22,132
Series 2005-30, Class WD
6.000%	07/20/33	56	57,263
Series 2006-23, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.000%)
6.310%(c)	01/20/36	55	625
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.250%)
6.310%(c)	06/20/36	268	41,845
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.460%(c)	04/20/37	350	64,258
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510% (Cap 6.510%, Floor 0.000%)
6.320%(c)	05/20/37	808	162,553
Series 2007-35, Class TE
6.000%	06/20/37	683	800,197
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490% (Cap 6.490%, Floor 0.000%)
6.300%(c)	10/20/37	505	92,680
Series 2007-59, Class SP, IO, 1 Month LIBOR x (1) + 6.670% (Cap 6.670%, Floor 0.000%)
6.480%(c)	04/20/37	126	5,528
Series 2008-47, Class ML
5.250%	06/16/38	727	841,526

SEE NOTES TO FINANCIAL STATEMENTS.

A332

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2008-62, Class SA, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.960%(c)	07/20/38	207	$33,047
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740% (Cap 6.740%, Floor 0.000%)
6.550%(c)	08/20/38	400	74,841
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550% (Cap 7.550%, Floor 0.000%)
7.360%(c)	09/20/38	201	34,060
Series 2009-006, Class CI, IO
6.500%	11/16/38	9	120
Series 2009-016, Class SJ, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
6.610%(c)	05/20/37	519	82,548
Series 2009-036, Class IE, IO, 1 Month LIBOR x (3.333) + 20.667% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	1,021	22,273
Series 2009-065, Class LB
6.000%	07/16/39	55	64,072
Series 2009-077, Class CS, IO, 1 Month LIBOR x (1) + 7.000% (Cap 7.000%, Floor 0.000%)
6.805%(c)	06/16/38	241	14,909
Series 2009-081, Class A
5.750%	09/20/36	120	137,235
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.810%(c)	02/20/38	413	76,556
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
6.560%(c)	06/20/37	286	57,109
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	1,655	17,804
Series 2010-014, Class AO, PO
0.950%(s)	12/20/32	6	6,078
Series 2010-031, Class SK, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.910%(c)	11/20/34	262	32,666
Series 2010-085, Class ID, IO
6.000%	09/20/39	233	34,371
Series 2010-129, Class AW
5.956%(cc)	04/20/37	667	771,811
Series 2010-157, Class OP, PO
1.190%(s)	12/20/40	325	310,850
Series 2011-75, Class GP
4.000%	05/20/41	1,300	1,416,879
Series 2013-H04, Class BA
1.650%	02/20/63	173	173,369
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.703%(c)	02/20/62	57	57,191
Series 2018-66, Class WA
5.526%(cc)	04/20/48	1,662	1,940,532
GSMSC Resecuritization Trust,
Series 2014-1R, Class 1A, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.338%(c)	04/26/37	51	49,530

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust,
Series 2004-06F, Class 2A4
5.500%	05/25/34	72	$74,207
Series 2004-11, Class 1A1
4.679%(cc)	09/25/34	50	48,778
Series 2005-07F, Class 3A2, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
0.685%(c)	09/25/35	407	384,558
Series 2005-AR07, Class 6A1
4.097%(cc)	11/25/35	1,168	1,113,378
Series 2006-02F, Class 2A1
5.750%	02/25/36	16	15,298
Series 2006-03F, Class 2A7
5.750%	03/25/36	54	57,983
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
3.667%(cc)	12/19/34	16	13,403
Series 2006-09, Class 2A1A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.404%(c)	11/19/36	59	50,988
HomeBanc Mortgage Trust,
Series 2005-04, Class A1, 1 Month LIBOR + 0.270% (Cap 11.500%, Floor 0.270%)
0.455%(c)	10/25/35	79	79,299
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A2, 144A
3.897%(cc)	06/25/48	70	71,142
Impac CMB Trust,
Series 2005-01, Class 2A1, 1 Month LIBOR + 0.510% (Cap 11.250%, Floor 0.255%)
0.695%(c)	04/25/35	131	123,495
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7	6,957
Series 2005-S02, Class 4A3
5.500%	09/25/20	26	23,608
Series 2006-A02, Class 5A1
4.098%(cc)	11/25/33	19	19,228
Series 2006-A02, Class 5A3
4.098%(cc)	11/25/33	73	72,387
Series 2007-A01, Class 5A5
3.968%(cc)	07/25/35	46	44,839
JPMorgan Seasoned Mortgage Trust,
Series 2014-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.685%(c)	05/25/33	120	116,336
Lehman Mortgage Trust,
Series 2006-04, Class 3A1
5.000%	08/25/21	3	3,001
LHOME Mortgage Trust,
Series 2019-RTL01, Class A1, 144A
4.580%	10/25/23	1,140	1,136,217
MASTR Adjustable Rate Mortgages Trust,
Series 2004-08, Class 5A1
4.380%(cc)	08/25/34	29	29,757
Series 2004-13, Class 3A7
4.088%(cc)	11/21/34	65	65,143

SEE NOTES TO FINANCIAL STATEMENTS.

A333

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2004-15, Class 4A1
3.454%(cc)	12/25/34	452		$425,302
MASTR Alternative Loan Trust,
Series 2003-05, Class 30B1
5.915%(cc)	08/25/33	867		890,691
Series 2003-08, Class 5A1
5.000%	09/30/37	—	(r)	245
Series 2004-01, Class 4A1
5.500%	02/25/34	63		64,737
Series 2004-03, Class 2A1
6.250%	04/25/34	135		138,432
Series 2005-05, Class 3A1
5.750%	08/25/35	53		39,814
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	170		178,817
Series 2004-P07, Class A6, 144A
5.500%	12/27/33	23		22,434
Series 2006-03, Class 30PO, PO
0.950%(s)	10/25/36	86		70,260
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640% (Cap 11.750%, Floor 0.320%)
0.825%(c)	10/25/28	229		221,118
Series 2004-B, Class A1, 1 Month LIBOR + 0.500% (Cap 11.750%, Floor 0.250%)
0.685%(c)	05/25/29	220		210,270
Series 2004-HB01, Class A3
3.166%(cc)	04/25/29	64		61,334
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB01, Class A3
3.155%(cc)	03/25/33	130		125,345
Morgan Stanley Mortgage Loan Trust,
Series 2004-07AR, Class 2A6
3.695%(cc)	09/25/34	81		78,494
New Residential Mortgage Loan Trust,
Series 2018-NQM01, Class A2, 144A
4.087%(cc)	11/25/48	62		64,647
Nomura Resecuritization Trust,
Series 2015-02R, Class 4A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.381%(c)	12/26/36	37		35,841
PHH Mortgage Trust,
Series 2008-CIM02, Class 5A1
6.000%	07/25/38	17		17,399
Prime Mortgage Trust,
Series 2004-CL01, Class 1A1
6.000%	02/25/34	98		103,341
PRPM LLC,
Series 2019-01A, Class A1, 144A
4.500%	01/25/24	834		837,327
Residential Accredit Loans Trust,
Series 2003-QS16, Class A1
5.000%	04/01/55	2		845
Series 2006-QS04, Class A9
6.000%	04/25/36	953		903,036

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust,
Series 2004-IP02, Class 1A1
4.008%(cc)	12/25/34	146	$142,976
Series 2006-R01, Class A2, 1 Month LIBOR + 0.400% (Cap 7.500%, Floor 0.400%)
0.585%(c)	01/25/46	285	78,440
Residential Mortgage Loan Trust,
Series 2019-01, Class A2, 144A
4.089%(cc)	10/25/58	113	114,166
RFMSI Trust,
Series 2006-S09, Class A1
6.250%	09/25/36	49	47,341
Series 2007-SA04, Class 3A1
4.946%(cc)	10/25/37	170	139,123
Sequoia Mortgage Trust,
Series 2004-08, Class A2, 6 Month LIBOR + 0.740% (Cap 11.500%, Floor 0.370%)
2.455%(c)	09/20/34	128	123,062
Starwood Mortgage Residential Trust,
Series 2018-IMC01, Class A2, 144A
3.895%(cc)	03/25/48	75	75,305
Series 2018-IMC02, Class A2, 144A
4.223%(cc)	10/25/48	63	64,267
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	168	169,021
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	83	82,146
Series 2019-INV01, Class M1, 144A
3.056%(cc)	09/27/49	3,200	2,895,640
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
0.555%(c)	07/25/34	428	426,178
Structured Asset Mortgage Investments II Trust,
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.350%)
0.894%(c)	03/19/34	390	371,883
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-220A, Class 3A
3.221%(cc)	06/25/33	19	18,755
Series 2003-26A, Class 3A5
3.782%(cc)	09/25/33	101	99,470
Thornburg Mortgage Securities Trust,
Series 2004-03, Class A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.370%)
0.925%(c)	09/25/34	195	181,745
Series 2007-04, Class 3A1
3.794%(cc)	09/25/37	1	646
Toorak Mortgage Corp. Ltd.,
Series 2018-01, Class A1, 144A
4.336%	08/25/21	100	100,037
Series 2019-01, Class A1, 144A
4.458%	03/25/22	2,920	2,927,247
Vendee Mortgage Trust,
Series 1996-02, Class 1Z
6.750%	06/15/26	104	117,799

SEE NOTES TO FINANCIAL STATEMENTS.

A334

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust,
Series 2018-02, Class A2, 144A
3.779%(cc)	06/01/58	47	$47,041
Series 2018-03, Class A2, 144A
4.180%(cc)	10/25/58	69	69,244
Series 2018-INV02, Class A2, 144A
4.401%(cc)	10/25/58	92	92,634
Series 2019-INV01, Class B1, 144A
4.991%	12/25/59	130	115,671
Series 2019-INV01, Class M1, 144A
4.034%(cc)	12/25/59	230	220,270
Series 2019-INV02, Class B1, 144A
4.452%(cc)	07/25/59	100	87,390
Series 2020-01, Class B1, 144A
3.624%(cc)	01/25/60	100	81,971
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR08, Class 2AB2, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.420%)
1.025%(c)	07/25/45	1,654	1,498,100
WaMu Mortgage Pass-Through Certificates Trust,
Series 2003-AR04, Class A7
3.716%(cc)	05/25/33	146	142,311
Series 2003-S01, Class A5
5.500%	04/25/33	93	95,389
Series 2004-S03, Class 3A2
6.000%	07/25/34	157	160,282
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450% (Cap 9.500%, Floor 0.450%)
0.635%(c)	09/25/35	15	12,132

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $134,822,273)			133,522,977

SOVEREIGN BONDS — 0.1%
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.525%
0.822%(c)	06/25/22	200	199,558
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.575%
0.925%(c)	06/01/21	250	250,050
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	01/11/28	645	672,130
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	302	316,673
Province of Quebec (Canada),
Unsec’d. Notes, MTN
6.350%	01/30/26	120	154,911

TOTAL SOVEREIGN BONDS (cost $1,516,795)			1,593,322

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Federal Home Loan Mortgage Corp.
4.000%	01/01/32	391	421,106
4.000%	10/01/42	507	548,860
5.500%	01/01/33	62	70,708
5.500%	06/01/35	191	218,879

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
6.000%	09/01/35	94	$109,232
6.000%	12/01/36	50	57,973
6.500%	05/01/25	30	30,089
6.500%	08/01/27	110	123,253
6.500%	01/01/29	47	51,004
6.500%	05/01/36	37	43,614
6.500%	09/01/36	22	25,395
6.500%	05/01/37	83	95,126
7.000%	11/01/37	195	227,441
8.000%	02/01/38	91	101,384
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.135% (Cap 10.733%, Floor 2.135%)
4.229%(c)	10/01/36	36	37,965
Federal National Mortgage Assoc.
2.410%	11/01/29	1,971	2,140,734
2.450%	09/01/28	465	503,443
2.520%	11/01/29	1,500	1,619,574
2.550%	10/01/30	1,245	1,376,401
2.680%	11/01/31	2,195	2,443,875
2.750%	03/01/22	206	212,509
2.785%	08/01/31	3,575	4,023,679
2.840%	11/01/34	1,500	1,705,799
3.000%	07/01/49	981	1,042,845
3.250%	08/01/34	988	1,148,619
3.340%	11/01/30	674	774,517
3.500%	TBA	2,790	2,934,077
3.500%	10/01/32	830	889,961
3.500%	11/01/32	656	703,105
4.000%	08/01/48	548	580,673
4.500%	04/01/44	995	1,103,618
5.000%	06/01/23	76	79,679
5.000%	07/01/25	129	135,430
5.000%	02/01/35	232	256,326
5.000%	10/01/39	437	501,913
5.000%	01/01/40	1,031	1,188,532
5.500%	09/01/23	16	16,979
5.500%	01/01/38	139	158,960
6.000%	08/01/21	19	19,491
6.000%	09/01/22	3	3,312
6.000%	01/01/24	74	77,775
6.000%	07/01/24	22	22,977
6.000%	04/01/28	63	70,422
6.000%	05/01/28	41	45,468
6.000%	12/01/32	268	311,376
6.000%	03/01/34	311	359,095
6.000%	04/01/34	32	34,661
6.000%	04/01/35	82	95,129
6.000%	01/01/36	21	24,451
6.000%	08/01/37	13	14,836
6.000%	08/01/37	91	104,970
6.500%	09/01/22	24	25,200
6.500%	12/01/23	36	38,121
6.500%	09/01/28	56	62,277
6.500%	07/01/36	17	20,175
6.500%	05/01/37	13	15,574
6.500%	07/01/37	36	41,400
6.500%	10/01/38	45	52,445
6.500%	10/01/38	66	75,687

SEE NOTES TO FINANCIAL STATEMENTS.

A335

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
8.000%	12/01/36		429	$511,851
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.375% (Cap 10.750%, Floor 2.375%)
4.303%(c)	09/01/37		52	54,713
Government National Mortgage Assoc.
3.500%	TBA		2,000	2,110,469
5.000%	07/20/49		1,285	1,430,409
6.000%	08/15/36		1,296	1,542,560
6.000%	09/20/36		66	73,685
6.000%	05/20/38		6	6,512
6.000%	09/20/38		79	90,534
6.000%	03/20/41		19	20,759
6.500%	10/15/23		27	27,981
6.500%	01/15/33		111	134,414
6.500%	01/20/39		28	30,605
6.500%	10/20/39		117	133,655
6.500%	10/20/39		168	192,520
6.500%	12/20/40		418	483,650
7.000%	10/20/38		195	239,578
7.000%	12/20/38		71	83,128
7.500%	01/20/35		128	145,489
8.000%	05/20/32		404	464,411
Resolution Funding Corp. Interest Strip
1.000%(s)	10/15/27		235	211,553
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48		885	1,367,257

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $36,006,258)				38,573,852

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds
2.000%	02/15/50	(a)	1,842	2,108,227
2.250%	08/15/46		2,712	3,214,568
2.250%	08/15/49		175	210,301
2.375%	11/15/49	(a)	250	308,516
2.875%	08/15/45		300	395,109
3.125%	02/15/43		400	542,125
3.625%	02/15/44	(a)	2,935	4,295,189
3.750%	11/15/43	(a)	385	572,868
4.375%	02/15/38		65	100,994
U.S. Treasury Notes
0.375%	03/31/22	(a)	10,600	10,639,336
0.500%	03/15/23	(a)	4,800	4,842,750
1.500%	02/15/30		30	32,419
1.750%	12/31/24		585	624,472
1.750%	12/31/26		160	173,275
2.000%	05/31/21		125	127,080
2.125%	01/31/21		9,000	9,101,953
2.375%	12/31/20		145	146,580
2.500%	01/31/21	(k)	45,935	46,555,840
2.625%	05/15/21		157	160,048
U.S. Treasury Strips Coupon
1.560%(s)	11/15/48		1,500	974,004

TOTAL U.S. TREASURY OBLIGATIONS (cost $84,071,131)				85,125,654

TOTAL LONG-TERM INVESTMENTS (cost $1,762,388,808)				1,825,677,270

SHORT-TERM INVESTMENTS — 16.9%
		Shares	Value
AFFILIATED MUTUAL FUNDS — 16.8%
PGIM Core Ultra Short Bond Fund(w)		204,822,268	$204,822,268
PGIM Institutional Money Market Fund (cost $138,101,771; includes $138,041,236 of cash collateral for securities on loan)(b)(w)		138,121,238	138,121,238

TOTAL AFFILIATED MUTUAL FUNDS (cost $342,924,039)			342,943,506

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.1%
U.S. Treasury Bills
0.090%	07/23/20	245	244,982
0.153%	09/17/20	850	849,742

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,094,705)			1,094,724

OPTION PURCHASED*~ — 0.0% (cost $127,182)			118,080

TOTAL SHORT-TERM INVESTMENTS (cost $344,145,926)			344,156,310

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTION WRITTEN — 106.4% (cost $2,106,534,734)			2,169,833,580

		Shares

SECURITIES SOLD SHORT — (0.5)%

COMMON STOCKS
Beverages — (0.1)%
Coca-Cola Co. (The)		19,007	(849,233)
Molson Coors Beverage Co. (Class B Stock)		15,874	(545,431)

			(1,394,664)

Capital Markets — (0.1)%
CME Group, Inc.		1,665	(270,629)
Legg Mason, Inc.		38,679	(1,924,280)

			(2,194,909)

Communications Equipment — (0.1)%
Acacia Communications, Inc.*		5,755	(386,678)
Motorola Solutions, Inc.		4,721	(661,554)

			(1,048,232)

Electric Utilities — (0.0)%
FirstEnergy Corp.		3,328	(129,060)

Electronic Equipment, Instruments & Components — (0.1)%
Tech Data Corp.*		13,474	(1,953,730)

Entertainment — (0.0)%
Roku, Inc.*		1,443	(168,153)

Equity Real Estate Investment Trusts (REITs) — (0.1)%
Simon Property Group, Inc.		2,783	(190,301)

SEE NOTES TO FINANCIAL STATEMENTS.

A336

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	22,494	$(859,496)

		(1,049,797)

Food Products — (0.0)%
Mondelez International, Inc. (Class A Stock)	7,372	(376,930)

Household Products — (0.0)%
Colgate-Palmolive Co.	5,312	(389,157)

Media — (0.0)%
Sirius XM Holdings, Inc.	84,200	(494,254)

TOTAL SECURITIES SOLD SHORT (proceeds received $9,151,578)		(9,198,886)

OPTION WRITTEN*~ — (0.0)% (premiums received $48,332)		(29,600)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTION WRITTEN — 105.9% (cost $2,097,334,824)		2,160,605,094
Liabilities in excess of other assets(z) — (5.9)%		(120,971,290)

NET ASSETS — 100.0%		$2,039,633,804

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,288,156 and 0.2% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $135,928,176; cash collateral of $138,041,236 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(p)	Interest rate not available as of June 30, 2020.

(r)	Principal or notional amount is less than $500 par.

(rr)	Perpetual security with no stated maturity date.

(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(ss)	Represents zero coupon bond.

(u)	Represents security, or a portion thereof, segregated as collateral for short sales.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at June 30, 2020:

Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
MED ParentCo LP, First Lien Delayed Draw Term Loan, 3 Month LIBOR + 4.250%, 4.431%, Maturity Date 8/31/2026 (cost $10,347)	10	$9,402	$—	$(945)

SEE NOTES TO FINANCIAL STATEMENTS.

A337

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	07/31/20	3,050.00	16	2	$118,080

(cost $127,182)

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	07/31/20	2,750.00	16	2	$(29,600)

(premiums received $48,332)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
116	2 Year U.S. Treasury Notes	Sep. 2020	$25,616,064	$3,089
1,189	10 Year U.S. Treasury Notes	Sep. 2020	165,475,365	324,831
147	20 Year U.S. Treasury Bonds	Sep. 2020	26,248,688	142,975
42	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	9,162,563	59,151
235	DJ US Real Estate Index	Sep. 2020	7,280,300	(120,493)
797	Euro STOXX 50 Index	Sep. 2020	28,859,693	1,196,576
503	Mini MSCI EAFE Index	Sep. 2020	44,726,760	839,355
833	Mini MSCI Emerging Markets Index	Sep. 2020	41,054,405	1,129,082
554	Russell 2000 E-Mini Index	Sep. 2020	39,821,520	1,601,168
794	S&P 500 E-Mini Index	Sep. 2020	122,680,940	2,637,841
17	TOPIX Index	Sep. 2020	2,453,762	(113,478)

				7,700,097

Short Positions:
36	5 Year U.S. Treasury Notes	Sep. 2020	4,526,718	(8,219)
624	10 Year Euro-Bund	Sep. 2020	123,751,817	(1,261,042)
271	10 Year U.S. Ultra Treasury Notes	Sep. 2020	42,678,267	(195,586)
246	FTSE 100 Index	Sep. 2020	18,738,723	(359,883)
1,700	MSCI Europe Index	Sep. 2020	40,615,087	(191,687)

				(2,016,417)

				$5,683,680

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/29/20	Merrill Lynch International	AUD	3,755	$2,393,954	$2,591,923	$197,969	$—
British Pound,
Expiring 07/02/20	Citibank, N.A.	GBP	1,407	1,757,508	1,742,974	—	(14,534)
Expiring 07/29/20	Citibank, N.A.	GBP	464	580,634	575,305	—	(5,329)
Expiring 07/29/20	State Street Bank & Trust Company	GBP	6,945	8,692,472	8,607,577	—	(84,895)
Expiring 07/29/20	State Street Bank & Trust Company	GBP	1,692	2,089,830	2,096,914	7,084	—
Canadian Dollar,
Expiring 07/29/20	Citibank, N.A.	CAD	999	745,231	736,268	—	(8,963)

SEE NOTES TO FINANCIAL STATEMENTS.

A338

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Canadian Dollar (continued),
Expiring 07/29/20	State Street Bank & Trust Company	CAD	5,282	$3,761,591	$3,890,690	$129,099	$—
Danish Krone,
Expiring 07/29/20	State Street Bank & Trust Company	DKK	9,742	1,477,535	1,469,751	—	(7,784)
Expiring 07/29/20	State Street Bank & Trust Company	DKK	1,823	274,667	274,992	325	—
Expiring 07/29/20	State Street Bank & Trust Company	DKK	1,523	224,605	229,696	5,091	—
Euro,
Expiring 07/02/20	Citibank, N.A.	EUR	8,918	10,064,718	10,019,940	—	(44,778)
Expiring 07/02/20	Royal Bank of Canada	EUR	552	615,358	620,570	5,212	—
Expiring 07/29/20	Merrill Lynch International	EUR	126	140,565	141,167	602	—
Expiring 07/29/20	Royal Bank of Canada	EUR	1,025	1,159,707	1,152,182	—	(7,525)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	224	251,992	252,105	113	—
Expiring 07/29/20	State Street Bank & Trust Company	EUR	200	224,130	224,317	187	—
Hong Kong Dollar,
Expiring 07/02/20	The Toronto-Dominion Bank	HKD	14,447	1,864,004	1,863,977	—	(27)
Expiring 07/29/20	State Street Bank & Trust Company	HKD	6,163	794,217	795,016	799	—
Expiring 07/29/20	The Toronto-Dominion Bank	HKD	5,431	700,517	700,622	105	—
Japanese Yen,
Expiring 07/02/20	Citibank, N.A.	JPY	139,005	1,304,816	1,287,411	—	(17,405)
Expiring 07/29/20	Barclays Bank PLC	JPY	581,697	5,415,503	5,389,323	—	(26,180)
Expiring 07/29/20	Barclays Bank PLC	JPY	102,643	956,606	950,974	—	(5,632)
Expiring 07/29/20	Barclays Bank PLC	JPY	77,858	723,947	721,338	—	(2,609)
Expiring 07/29/20	Merrill Lynch International	JPY	22,753	211,656	210,803	—	(853)
Expiring 07/29/20	State Street Bank & Trust Company	JPY	124,199	1,159,063	1,150,685	—	(8,378)
Expiring 07/29/20	State Street Bank & Trust Company	JPY	114,896	1,067,385	1,064,494	—	(2,891)
Expiring 07/29/20	State Street Bank & Trust Company	JPY	34,031	319,179	315,294	—	(3,885)
Swedish Krona,
Expiring 07/29/20	Merrill Lynch International	SEK	10,260	1,019,331	1,101,508	82,177	—
Swiss Franc,
Expiring 07/02/20	Citibank, N.A.	CHF	1,037	1,097,205	1,094,632	—	(2,573)
Expiring 07/02/20	Citibank, N.A.	CHF	183	190,530	193,201	2,671	—
Expiring 07/29/20	Citibank, N.A.	CHF	393	404,511	414,730	10,219	—
Expiring 07/29/20	Citibank, N.A.	CHF	198	208,562	208,843	281	—
Expiring 07/29/20	State Street Bank & Trust Company	CHF	1,541	1,598,665	1,627,386	28,721	—

				$53,490,194	$53,716,608	470,655	(244,241)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 07/02/20	Citibank, N.A.	GBP	1,407	$1,731,242	$1,742,974	$—	$(11,732)
Expiring 07/29/20	Citibank, N.A.	GBP	312	397,537	386,888	10,649	—
Expiring 07/29/20	Merrill Lynch International	GBP	548	671,193	678,590	—	(7,397)
Expiring 07/29/20	Merrill Lynch International	GBP	187	230,116	231,141	—	(1,025)
Expiring 07/29/20	State Street Bank & Trust Company	GBP	344	427,872	426,680	1,192	—
Expiring 08/03/20	Citibank, N.A.	GBP	1,407	1,757,804	1,743,346	14,458	—
Danish Krone,
Expiring 07/29/20	Barclays Bank PLC	DKK	11,608	1,684,076	1,751,188	—	(67,112)
Expiring 07/29/20	State Street Bank & Trust Company	DKK	1,258	185,251	189,782	—	(4,531)
Expiring 07/29/20	State Street Bank & Trust Company	DKK	1,125	171,711	169,723	1,988	—
Expiring 07/29/20	State Street Bank & Trust Company	DKK	615	92,558	92,721	—	(163)
Expiring 07/29/20	The Toronto-Dominion Bank	DKK	2,269	346,661	342,302	4,359	—
Expiring 07/29/20	The Toronto-Dominion Bank	DKK	1,113	164,396	167,921	—	(3,525)

SEE NOTES TO FINANCIAL STATEMENTS.

A339

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (continued):
Euro,
Expiring 07/02/20	Citibank, N.A.	EUR	7,662	$8,399,085	$8,609,117	$—	$(210,032)
Expiring 07/02/20	Citibank, N.A.	EUR	410	461,701	460,881	820	—
Expiring 07/02/20	Citibank, N.A.	EUR	223	244,566	250,734	—	(6,168)
Expiring 07/02/20	Royal Bank of Canada	EUR	444	487,860	498,848	—	(10,988)
Expiring 07/02/20	Royal Bank of Canada	EUR	395	447,582	443,595	3,987	—
Expiring 07/02/20	Royal Bank of Canada	EUR	336	366,139	377,337	—	(11,198)
Expiring 07/29/20	Citibank, N.A.	EUR	259	291,099	291,716	—	(617)
Expiring 07/29/20	Merrill Lynch International	EUR	123	133,553	137,864	—	(4,311)
Expiring 07/29/20	Royal Bank of Canada	EUR	744	839,495	836,652	2,843	—
Expiring 07/29/20	Royal Bank of Canada	EUR	177	199,481	199,145	336	—
Expiring 07/29/20	Royal Bank of Canada	EUR	174	189,763	196,020	—	(6,257)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	35,244	39,797,127	39,622,127	175,000	—
Expiring 07/29/20	State Street Bank & Trust Company	EUR	1,664	1,800,513	1,870,926	—	(70,413)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	1,120	1,273,459	1,259,669	13,790	—
Expiring 07/29/20	State Street Bank & Trust Company	EUR	541	590,274	608,213	—	(17,939)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	358	387,656	402,477	—	(14,821)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	293	316,988	328,891	—	(11,903)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	282	309,800	316,492	—	(6,692)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	275	297,049	308,743	—	(11,694)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	238	261,616	267,184	—	(5,568)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	238	256,988	267,162	—	(10,174)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	195	221,405	219,473	1,932	—
Expiring 07/29/20	State Street Bank & Trust Company	EUR	176	191,450	198,293	—	(6,843)
Expiring 07/29/20	State Street Bank & Trust Company	EUR	170	193,129	190,634	2,495	—
Expiring 07/29/20	State Street Bank & Trust Company	EUR	128	138,559	143,688	—	(5,129)
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	1,384	1,558,786	1,555,447	3,339	—
Expiring 07/29/20	The Toronto-Dominion Bank	EUR	373	423,073	419,279	3,794	—
Expiring 08/03/20	Citibank, N.A.	EUR	8,918	10,071,746	10,027,127	44,619	—
Expiring 08/07/20	BNP Paribas S.A.	EUR	70	77,457	78,711	—	(1,254)
Expiring 08/07/20	Goldman Sachs International	EUR	110	120,525	123,689	—	(3,164)
Hong Kong Dollar,
Expiring 07/02/20	Citibank, N.A.	HKD	14,447	1,862,162	1,863,977	—	(1,815)
Expiring 08/03/20	The Toronto-Dominion Bank	HKD	14,447	1,863,726	1,863,694	32	—
Japanese Yen,
Expiring 07/02/20	Citibank, N.A.	JPY	139,005	1,291,467	1,287,411	4,056	—
Expiring 07/29/20	Barclays Bank PLC	JPY	36,432	339,552	337,535	2,017	—
Expiring 07/29/20	Merrill Lynch International	JPY	15,214	141,648	140,957	691	—
Expiring 07/29/20	State Street Bank & Trust Company	JPY	20,465	190,111	189,606	505	—
Expiring 08/03/20	Citibank, N.A.	JPY	139,005	1,305,379	1,287,942	17,437	—
Norwegian Krone,
Expiring 07/29/20	The Toronto-Dominion Bank	NOK	2,684	280,005	278,898	1,107	—
Swedish Krona,
Expiring 07/29/20	State Street Bank & Trust Company	SEK	8,466	899,557	908,867	—	(9,310)
Expiring 07/29/20	State Street Bank & Trust Company	SEK	2,959	317,327	317,619	—	(292)
Expiring 07/29/20	State Street Bank & Trust Company	SEK	1,920	205,974	206,082	—	(108)
Swiss Franc,
Expiring 07/02/20	Citibank, N.A.	CHF	1,220	1,261,360	1,287,834	—	(26,474)
Expiring 07/29/20	State Street Bank & Trust Company	CHF	1,115	1,181,161	1,178,366	2,795	—
Expiring 07/29/20	State Street Bank & Trust Company	CHF	1,097	1,128,482	1,158,783	—	(30,301)
Expiring 07/29/20	State Street Bank & Trust Company	CHF	249	256,058	262,563	—	(6,505)
Expiring 07/29/20	State Street Bank & Trust Company	CHF	212	223,598	224,051	—	(453)
Expiring 08/03/20	Citibank, N.A.	CHF	1,037	1,098,208	1,095,692	2,516	—

				$92,054,116	$92,323,267	316,757	(585,908)

						$787,412	$(830,149)

SEE NOTES TO FINANCIAL STATEMENTS.

A340

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
07/29/20	Buy	GBP	192	EUR	213	$—	$(676)	State Street Bank & Trust Company

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Buy Protection(1):
CDX.NA.EM.33	06/20/25	1.000%(Q)		4,750	$542,501	$221,617	$(320,884)
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		143	913	751	(162)
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)		124	(248)	651	899
CDX.NA.IG.34	06/20/25	1.000%(Q)		1,140	(1,492)	(13,744)	(12,252)
iTraxx.EUR.33.V1	06/20/25	1.000%(Q)	EUR	2,170	(18,412)	(41,192)	(22,780)

					$523,262	$168,083	$(355,179)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices—Buy Protection(1):
ABX.6.V2	05/25/46	0.110%(Q)	190	$7,872	$—	$7,872	Barclays Bank PLC
ABX.6.V2	05/25/46	0.110%(Q)	170	7,043	—	7,043	Credit Suisse International
ABX.6.V2	05/25/46	0.110%(Q)	150	6,214	—	6,214	Bank of America, N.A.
ABX.6.V2	05/25/46	0.110%(Q)	90	3,729	—	3,729	Credit Suisse International
ABX.6.V2	05/25/46	0.110%(M)	70	2,900	—	2,900	Bank of America, N.A.
CDX.IOS.10.V1	01/12/41	5.000%(S)	580	(625)	—	(625)	Citibank, N.A.
CDX.IOS.10.V1	01/12/41	5.000%(S)	580	(625)	—	(625)	Citibank, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	490	(468)	—	(468)	Bank of America, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	450	(1,105)	—	(1,105)	Bank of America, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(M)	440	(1,080)	—	(1,080)	Citibank, N.A.
CDX.IOS.11.V1	01/12/42	4.000%(S)	440	(1,080)	—	(1,080)	Citibank, N.A.
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	11,506	—	11,506	Barclays Bank PLC
CMBX.NA.AA.6.V1	05/11/63	2.000%(Q)	90	11,506	—	11,506	Citibank, N.A.
CMBX.NA.AA.6.V1	05/11/63	2.000%(Q)	90	11,506	—	11,506	Goldman Sachs International (London)
CMBX.NA.AA.6.V1	05/11/63	2.000%(M)	90	11,506	—	11,506	Goldman Sachs International (London)
CMBX.NA.AA.6.V1	05/11/63	2.000%(Q)	90	11,506	—	11,506	Morgan Stanley Capital Services, LLC
CMBX.NA.BBB.4.V1	02/17/51	5.000%(M)	350	(231)	—	(231)	Citibank, N.A.

				$80,074	$—	$80,074

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the

SEE NOTES TO FINANCIAL STATEMENTS.

A341

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
AIB Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	EUR	297	$(28,833)	$—	$(28,833)
Anglo American PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	255	4,166	—	4,166
AstraZeneca PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	271	10,533	—	10,533
Bank of Ireland Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	EUR	338	(30,402)	—	(30,402)
Barratt Developments PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	312	(50,232)	—	(50,232)
BHP GROUP PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	274	(11,332)	—	(11,332)
British American Tobacco PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	254	688	—	688
Calisen PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	89	(19,987)	—	(19,987)
Centrica PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	422	(62,999)	—	(62,999)
Dunelm Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	212	2,731	—	2,731
Games Workshop Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	159	14,028	—	14,028
Imperial Brands PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	150	3,637	—	3,637
Intermediate Capital Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	351	(2,009)	—	(2,009)
National Express Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	398	(123,856)	—	(123,856)
Next PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	480	(70,724)	—	(70,724)
Polymetal International PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	303	48,479	—	48,479
Prudential PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	184	(4,512)	—	(4,512)
Reckitt Benckiser Group PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	421	44,789	—	44,789
Rio Tinto PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	432	3,279	—	3,279
Segro PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	395	10,167	—	10,167
Spirent Communications PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	267	3,146	—	3,146
Taylor Wimpey PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	379	(61,886)	—	(61,886)

SEE NOTES TO FINANCIAL STATEMENTS.

A342

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020 (continued):

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (continued):
The Berkeley Group Holdings(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	200	$(16,326)	$—	$(16,326)
William Hill PLC(M)	1 Month LIBOR(M)	Bank of America, N.A.	7/07/20	GBP	151	(23,486)	—	(23,486)

						$(360,941)	$—	$(360,941)

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$230,931	$(511,798)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$438,000	$—
Goldman Sachs & Co. LLC	4,892,000	37,578,868

Total	$5,330,000	$37,578,868

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks	$474,970,669	$227,447,376	$237,059
Preferred Stocks	11,083,555	2,344,949	491,798
Rights	568	524	12,318
Warrants	—	77,917	—
Asset-Backed Securities
Automobiles	—	60,601,135	—
Consumer Loans	—	7,549,015	—
Credit Cards	—	334,759	—
Home Equity Loans	—	8,324,407	—
Manufactured Housing	—	478,430	—
Other	—	9,548,784	—
Residential Mortgage-Backed Securities	—	32,625,276	—
Bank Loans	—	31,884,435	3,546,794
Commercial Mortgage-Backed Securities	—	51,582,871	—

SEE NOTES TO FINANCIAL STATEMENTS.

A343

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Convertible Bonds	$—	$74,966,713	$—
Corporate Bonds	—	567,110,380	187
Municipal Bonds	—	1,641,546	—
Residential Mortgage-Backed Securities	—	133,522,977	—
Sovereign Bonds	—	1,593,322	—
U.S. Government Agency Obligations	—	38,573,852	—
U.S. Treasury Obligations	—	86,220,378	—
Affiliated Mutual Funds	342,943,506	—	—
Option Purchased	118,080	—	—

Total	$829,116,378	$1,336,429,046	$4,288,156

Liabilities
Common Stocks	$(7,245,156)	$(1,953,730)	$—
Option Written	(29,600)	—	—

Total	$(7,274,756)	$(1,953,730)	$—

Other Financial Instruments*
Assets
Futures Contracts	$7,934,068	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	787,412	—
Centrally Cleared Credit Default Swap Agreement	—	899	—
OTC Credit Default Swap Agreements	—	85,288	—
OTC Total Return Swap Agreements	—	145,643	—

Total	$7,934,068	$1,019,242	$—

Liabilities
Unfunded Loan Commitment	$—	$(945)	$—
Futures Contracts	(2,250,388)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(830,149)	—
OTC Cross Currency Exchange Contracts	—	(676)	—
Centrally Cleared Credit Default Swap Agreements	—	(356,078)	—
OTC Credit Default Swap Agreements	—	(5,214)	—
OTC Total Return Swap Agreements	—	(506,584)	—

Total	$(2,250,388)	$(1,699,646)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (6.8% represents investments purchased with collateral from securities on loan)	16.8%
Residential Mortgage-Backed Securities	8.1
Banks	7.8
U.S. Treasury Obligations	4.3
Automobiles	3.6
Software	3.6
Pharmaceuticals	3.5
Media	2.8
Commercial Mortgage-Backed Securities	2.5
Telecommunications	2.3
Equity Real Estate Investment Trusts (REITs)	2.2

Electric	2.1%
Semiconductors & Semiconductor Equipment	2.0
Insurance	2.0
U.S. Government Agency Obligations	1.9
Internet & Direct Marketing Retail	1.8
Oil & Gas	1.5
IT Services	1.3
Pipelines	1.3
Beverages	1.3
Machinery	1.2
Capital Markets	1.2
Healthcare-Services	1.2

SEE NOTES TO FINANCIAL STATEMENTS.

A344

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Aerospace & Defense	1.2%
Interactive Media & Services	1.1
Health Care Providers & Services	1.0
Specialty Retail	1.0
Chemicals	1.0
Oil, Gas & Consumable Fuels	0.9
Biotechnology	0.9
Technology Hardware, Storage & Peripherals	0.9
Real Estate Investment Trusts (REITs)	0.9
Retail	0.9
Electric Utilities	0.9
Commercial Services	0.8
Diversified Financial Services	0.8
Entertainment	0.8
Internet	0.7
Health Care Equipment & Supplies	0.7
Auto Manufacturers	0.7
Semiconductors	0.7
Computers	0.6
Food Products	0.5
Textiles, Apparel & Luxury Goods	0.5
Foods	0.5
Electrical Equipment	0.5
Other	0.5
Agriculture	0.4
Road & Rail	0.4
Home Equity Loans	0.4
Electronic Equipment, Instruments & Components	0.4
Metals & Mining	0.4
Consumer Loans	0.4
Auto Parts & Equipment	0.4
Food & Staples Retailing	0.3
Transportation	0.3
Household Durables	0.3
Life Sciences Tools & Services	0.3
Healthcare-Products	0.3
Lodging	0.3
Professional Services	0.3
Containers & Packaging	0.3
Building Products	0.3
Hotels, Restaurants & Leisure	0.3
Packaging & Containers	0.3
Diversified Telecommunication Services	0.3
Personal Products	0.3
Mining	0.2
Household Products/Wares	0.2
Household Products	0.2
Building Materials	0.2
Commercial Services & Supplies	0.2
Real Estate Management & Development	0.2
Industrial Conglomerates	0.2
Construction Materials	0.2
Consumer Finance	0.2
Engineering & Construction	0.2
Home Furnishings	0.2
Airlines	0.1
Miscellaneous Manufacturing	0.1
Apparel	0.1
Machinery-Diversified	0.1
Gas	0.1

Thrifts & Mortgage Finance	0.1%
Construction & Engineering	0.1
Toys/Games/Hobbies	0.1
Communications Equipment	0.1
Investment Companies	0.1
Tobacco	0.1
Multiline Retail	0.1
Wireless Telecommunication Services	0.1
Distributors	0.1
Municipal Bonds	0.1
Sovereign Bonds	0.1
Multi-Utilities	0.1
Holding Companies-Diversified	0.1
Trading Companies & Distributors	0.1
Distribution/Wholesale	0.1
Health Care Technology	0.1
Housewares	0.1
Real Estate	0.0	*
Electronics	0.0	*
Diversified Consumer Services	0.0	*
Home Builders	0.0	*
Leisure Products	0.0	*
Gas Utilities	0.0	*
Advertising	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Leisure Time	0.0	*
Oil & Gas Services	0.0	*
Machinery-Construction & Mining	0.0	*
Auto Components	0.0	*
Electrical Components & Equipment	0.0	*
Office/Business Equipment	0.0	*
Metal Fabricate/Hardware	0.0	*
Air Freight & Logistics	0.0	*
Environmental Control	0.0	*
Forest Products & Paper	0.0	*
Iron/Steel	0.0	*
Manufactured Housing	0.0	*
Cosmetics/Personal Care	0.0	*
Food Service	0.0	*
Credit Cards	0.0	*
Savings & Loans	0.0	*
Water	0.0	*
Transportation Infrastructure	0.0	*
Option Purchased	0.0	*
Trucking & Leasing	0.0	*
Energy Equipment & Services	0.0	*
Hand/Machine Tools	0.0	*
Energy-Alternate Sources	0.0	*
Paper & Forest Products	0.0	*
Option Written	(0.0	)*
Securities Sold Short
Electric Utilities	(0.0	)*
Entertainment	(0.0	)*
Food Products	(0.0	)*
Household Products	(0.0	)*
Media	(0.0	)*
Communications Equipment	(0.1)
Equity Real Estate Investment Trusts (REITs)	(0.1)
Beverages	(0.1)
Electronic Equipment, Instruments & Components	(0.1)

SEE NOTES TO FINANCIAL STATEMENTS.

A345

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Capital Markets	(0.1)%

105.9
Liabilities in excess of other assets	(5.9)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$899	*	Due from/to broker — variation margin swaps	$356,078	*
Credit contracts	Unrealized appreciation on OTC swap agreements	85,288		Unrealized depreciation on OTC swap agreements	5,214
Equity contracts	Due from/to broker — variation margin futures	7,404,022	*	Due from/to broker — variation margin futures	785,541	*
Equity contracts	Unaffiliated investments	209,407		Options written outstanding, at value	29,600
Equity contracts	Unrealized appreciation on OTC swap agreements	145,643		Unrealized depreciation on OTC swap agreements	506,584
Foreign exchange contracts	—	—		Unrealized depreciation on OTC cross currency exchange contracts	676
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	787,412		Unrealized depreciation on OTC forward foreign currency exchange contracts	830,149
Interest rate contracts	Due from/to broker-variation margin futures	530,046	*	Due from/to broker-variation margin futures	1,464,847	*

		$9,162,717			$3,978,689

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$552,458
Equity contracts	21,028,597	—	(1,266,738)
Foreign exchange contracts	—	(836,980)	—
Interest rate contracts	16,839,306	—	—

Total	$37,867,903	$(836,980)	$(714,280)

SEE NOTES TO FINANCIAL STATEMENTS.

A346

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$—	$—	$(121,981)
Equity contracts	3,247	(79,515)	(9,102)	18,732	5,454,636	—	(763,973)
Foreign exchange contracts	—	—	—	—	—	682,216	—
Interest rate contracts	—	—	—	—	(331,251)	—	—

Total	$3,247	$(79,515)	$(9,102)	$18,732	$5,123,385	$682,216	$(885,954)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$42,394	$533	$721,216,919	$281,736,762	$100,733,699

Forward Foreign Currency Exchange Contracts— Sold(3)	Cross Currency Exchange Contracts(4)	Credit Default Swap Agreements— Buy Protection(2)
$143,021,731	$2,657,816	$15,205,813

Total Return Swap Agreements(2)
$7,118,618

(1)	Cost.

(2)	Notional Amount in USD. (3) Value at Settlement Date. (4) Value at Trade Date.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	N/A	$135,928,176	$(135,928,176)	$—
Securities Sold Short	BNP Paribas	$(9,198,886)	$9,198,886	$—

		$126,729,290

SEE NOTES TO FINANCIAL STATEMENTS.

A347

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$154,757	$(508,157)	$(353,400)	$353,400	$—
Barclays Bank PLC	21,395	(101,533)	(80,138)	—	(80,138)
BNP Paribas S.A.	—	(1,254)	(1,254)	—	(1,254)
Citibank, N.A.	119,232	(354,061)	(234,829)	—	(234,829)
Credit Suisse International	10,772	—	10,772	—	10,772
Goldman Sachs International	—	(3,164)	(3,164)	—	(3,164)
Goldman Sachs International (London)	23,012	—	23,012	—	23,012
Merrill Lynch International	281,439	(13,586)	267,853	—	267,853
Morgan Stanley Capital Services, LLC	11,506	—	11,506	—	11,506
Royal Bank of Canada	12,378	(35,968)	(23,590)	—	(23,590)
State Street Bank & Trust Company	371,116	(321,348)	49,768	—	49,768
The Toronto-Dominion Bank	12,736	(3,552)	9,184	—	9,184

	$1,018,343	$(1,342,623)	$(324,280)	$353,400	$29,120

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A348

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $135,928,176:
Unaffiliated investments (cost $1,763,610,695)	$1,826,890,074
Affiliated investments (cost $342,924,039)	342,943,506
Foreign currency, at value (cost $1,000,729)	1,001,085
Cash segregated for counterparty—OTC	430,000
Cash	147,319
Receivable for investments sold	39,919,341
Dividends and interest receivable	8,571,364
Deposit with broker for securities sold short	8,339,008
Deposit with broker for centrally cleared/exchange-traded derivatives	5,330,000
Due from broker-variation margin futures	2,274,612
Tax reclaim receivable	1,634,033
Unrealized appreciation on OTC forward foreign currency exchange contracts	787,412
Receivable for Portfolio shares sold	410,853
Unrealized appreciation on OTC swap agreements	230,931
Due from broker-variation margin swaps	18,445
Receivable from affiliate	2,835
Prepaid expenses	2,334

Total Assets	2,238,933,152

LIABILITIES
Payable to broker for collateral for securities on loan	138,041,236
Payable for investments purchased	48,427,905
Securities sold short, at value (proceeds received $9,151,578)	9,198,886
Accrued expenses and other liabilities	946,881
Unrealized depreciation on OTC forward foreign currency exchange contracts	830,149
Management fee payable	795,644
Unrealized depreciation on OTC swap agreements	511,798
Payable to affiliate	372,978
Distribution fee payable	83,152
Payable for Portfolio shares repurchased	33,629
Options written outstanding, at value (proceeds received $48,332)	29,600
Dividends payable on securities sold short	25,480
Unrealized depreciation on unfunded loan commitments	945
Unrealized depreciation on OTC cross currency exchange contracts	676
Affiliated transfer agent fee payable	378
Trustees’ fees payable	11

Total Liabilities	199,299,348

NET ASSETS	$2,039,633,804

Net assets were comprised of:
Partners’ Equity	$2,039,633,804

Net asset value and redemption price per share, $2,039,633,804 / 101,310,605 outstanding shares of beneficial interest	$20.13

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $108 foreign withholding tax)	$16,611,418
Unaffiliated dividend income (net of $354,023 foreign withholding tax, of which $27,111 is reimbursable by an affiliate)	6,511,329
Affiliated dividend income	1,470,040
Income from securities lending, net (including affiliated income of $177,865)	186,826

Total income	24,779,613

EXPENSES
Management fee	7,860,767
Distribution fee	2,424,826
Custodian and accounting fees	437,676
Dividends on securities sold short	96,348
Audit fee	38,289
Broker fees and expenses on short sales	36,563
Trustees’ fees	18,010
Shareholders’ reports	13,976
Legal fees and expenses	10,541
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	39,127

Total expenses	10,979,583
Less: Fee waiver and/or expense reimbursement	(106,692)

Net expenses	10,872,891

NET INVESTMENT INCOME (LOSS)	13,906,722

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(87,838))	(63,518,242)
Futures transactions	37,867,903
Forward and cross currency contract transactions	(836,980)
Short sales transactions	953,738
Swap agreements transactions	(714,280)
Foreign currency transactions	(2,074,196)

(28,322,057)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $13,830)	(78,268,284)
Futures	5,123,385
Forward and cross currency contracts	682,216
Options written	18,732
Short sales	171,279
Swap agreements	(885,954)
Foreign currencies	90,397
Unfunded loan commitment	(1,011)

(73,069,240)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(101,391,297)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(87,484,575)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$13,906,722	$41,374,392
Net realized gain (loss) on investment and foreign currency transactions	(28,322,057)	57,168,596
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(73,069,240)	202,446,756

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(87,484,575)	300,989,744

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [41,101,611 and 7,389,964 shares, respectively]	763,292,905	139,958,909
Portfolio shares repurchased [49,824,318 and 8,622,402 shares, respectively]	(924,409,223)	(171,174,458)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(161,116,318)	(31,215,549)

CAPITAL CONTRIBUTIONS	—	27,892

TOTAL INCREASE (DECREASE)	(248,600,893)	269,802,087
NET ASSETS:
Beginning of period	2,288,234,697	2,018,432,610

End of period	$2,039,633,804	$2,288,234,697

SEE NOTES TO FINANCIAL STATEMENTS.

A349

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 89.8%
	Shares	Value
AFFILIATED MUTUAL FUNDS — 15.7%
AST Western Asset Core Plus Bond Portfolio*	4,148,140	$59,899,140
AST Western Asset Emerging Markets Debt Portfolio*	993,839	12,035,390

TOTAL AFFILIATED MUTUAL FUNDS (cost $67,444,943)(w)		71,934,530

COMMON STOCKS — 72.8%
Aerospace & Defense — 0.6%
Howmet Aerospace, Inc.	1,965	31,145
Huntington Ingalls Industries, Inc.	439	76,601
L3Harris Technologies, Inc.	6,582	1,116,768
Lockheed Martin Corp.	1,400	510,888
Northrop Grumman Corp.	3,211	987,190

		2,722,592

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.(a)	9,226	729,407
Cia de Distribucion Integral Logista Holdings SA (Spain)	35,285	661,241
Expeditors International of Washington, Inc.	9,216	700,785
XPO Logistics, Inc.*	492	38,007

		2,129,440

Airlines — 0.1%
Delta Air Lines, Inc.	9,335	261,847
Southwest Airlines Co.	7,082	242,063

		503,910

Auto Components — 0.7%
Bridgestone Corp. (Japan)	7,500	241,102
Gentex Corp.	6,367	164,077
Magna International, Inc. (Canada)	23,000	1,024,293
Nemak SAB de CV (Mexico), 144A	576,500	120,394
S&T Motiv Co. Ltd. (South Korea)*	32,711	1,040,216
Standard Motor Products, Inc.	9,808	404,090
Tupy SA (Brazil)	125,800	440,454

		3,434,626

Automobiles — 0.2%
BAIC Motor Corp. Ltd. (China) (Class H Stock), 144A	500,000	218,237
Ford Motor Co.(a)	32,807	199,467
General Motors Co.	8,634	218,440
Harley-Davidson, Inc.(a)	4,429	105,277
Kia Motors Corp. (South Korea)	7,000	188,486

		929,907

Banks — 3.4%
Aozora Bank Ltd. (Japan)	5,700	99,205
Associated Banc-Corp.	25,000	342,000
Bank Hapoalim BM (Israel)	41,519	247,812
Bank Mandiri Persero Tbk PT (Indonesia)	420,200	146,080
Bank of America Corp.	39,088	928,340
Bank of Communications Co. Ltd. (China) (Class H Stock)	412,000	254,325

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
Bank of Nova Scotia (The) (Canada)	20,000	$827,637
Central Pacific Financial Corp.	6,252	100,220
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	916,000	399,451
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	313,500	215,393
Citigroup, Inc.	9,380	479,318
City Holding Co.	4,857	316,531
Community Trust Bancorp, Inc.	9,965	326,453
Credicorp Ltd. (Peru)	4,700	628,249
CTBC Financial Holding Co. Ltd. (Taiwan)	125,000	86,300
DNB ASA (Norway)*	22,215	294,867
Financial Institutions, Inc.	15,000	279,150
First Community Bankshares, Inc.	4,490	100,801
First Financial Corp.	946	34,851
First of Long Island Corp. (The)	8,210	134,151
Flushing Financial Corp.	27,086	312,031
Great Western Bancorp, Inc.	19,900	273,824
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)*	30,100	104,151
Hang Seng Bank Ltd. (Hong Kong)	23,100	390,358
Heritage Commerce Corp.	10,609	79,621
Independent Bank Corp.	8,079	119,973
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	556,000	337,636
ING Groep NV (Netherlands)	38,584	269,941
Investors Bancorp, Inc.	5,596	47,566
JPMorgan Chase & Co.	1,802	169,496
Lloyds Banking Group PLC (United Kingdom)	462,965	179,348
MCB Bank Ltd. (Pakistan)	61,800	59,836
Midland States Bancorp, Inc.	3,570	53,372
National Bank of Pakistan (Pakistan)*	61,500	10,158
National Commercial Bank (Saudi Arabia)	110,080	1,095,001
NBT Bancorp, Inc.	15,200	467,552
Peoples Bancorp, Inc.	8,080	171,942
Postal Savings Bank of China Co. Ltd. (China) (Class H Stock), 144A	1,633,000	935,804
RHB Bank Bhd (Malaysia)	187,700	210,590
Sandy Spring Bancorp, Inc.	5,195	128,732
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	110,681	964,287
Thanachart Capital PCL (Thailand), NVDR	69,700	80,508
Tisco Financial Group PCL (Thailand), NVDR	172,200	387,898
U.S. Bancorp	9,403	346,218
Washington Trust Bancorp, Inc.	11,516	377,149
Wells Fargo & Co.	63,717	1,631,155

		15,445,281

Beverages — 0.2%
Brown-Forman Corp. (Class B Stock)(a)	7,332	466,755
Coca-Cola Co. (The)	2,424	108,304
PepsiCo, Inc.	686	90,731

SEE NOTES TO FINANCIAL STATEMENTS.

A350

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Beverages (continued)
Suntory Beverage & Food Ltd. (Japan)	3,400	$132,617

		798,407

Biotechnology — 2.8%
AbbVie, Inc.	19,837	1,947,597
Agios Pharmaceuticals, Inc.*	520	27,809
Alkermes PLC*	1,446	28,060
Amgen, Inc.	16,358	3,858,198
Biogen, Inc.*	8,903	2,381,998
Gilead Sciences, Inc.	13,937	1,072,313
ImmunoGen, Inc.*	12,003	55,214
Ionis Pharmaceuticals, Inc.*(a)	12,413	731,870
Ultragenyx Pharmaceutical, Inc.*(a)	9,810	767,338
Vertex Pharmaceuticals, Inc.*	6,395	1,856,532
Voyager Therapeutics, Inc.*	23,255	293,478

		13,020,407

Building Products — 0.4%
A.O. Smith Corp.	7,632	359,620
Apogee Enterprises, Inc.	18,500	426,240
Inwido AB (Sweden)*	56,136	389,892
Johnson Controls International PLC	20,558	701,850
Trane Technologies PLC	810	72,074

		1,949,676

Capital Markets — 0.5%
Ameriprise Financial, Inc.	2,468	370,299
Bank of New York Mellon Corp. (The)	4,031	155,798
Carlyle Group, Inc. (The)	2,760	77,004
Cohen & Steers, Inc.	2,278	155,018
E*TRADE Financial Corp.	5,209	259,043
IG Group Holdings PLC (United Kingdom)	39,007	394,624
LPL Financial Holdings, Inc.	2,468	193,491
Moscow Exchange MICEX-RTS PJSC (Russia)	400,000	630,653
SEI Investments Co.	500	27,490
State Street Corp.	1,192	75,752
T. Rowe Price Group, Inc.	1,022	126,217

		2,465,389

Chemicals — 0.6%
Advanced Emissions Solutions, Inc.(a)	21,018	101,937
Celanese Corp.	3,903	336,985
FMC Corp.	1,287	128,211
LyondellBasell Industries NV (Class A Stock)	5,546	364,483
Nutrien Ltd. (Canada)	20,000	642,605
PhosAgro PJSC (Russia), GDR	11,757	146,125
PPG Industries, Inc.	1,060	112,424
Sensient Technologies Corp.	7,647	398,867
Westlake Chemical Partners LP, MLP	20,219	382,948

		2,614,585

Commercial Services & Supplies — 0.4%
Biffa PLC (United Kingdom), 144A	49,050	124,169
Ennis, Inc.	17,735	321,713
Healthcare Services Group, Inc.(a)	20,600	503,876

COMMON STOCKS (continued)	Shares	Value
Commercial Services & Supplies (continued)
Herman Miller, Inc.	3,969	$93,708
Knoll, Inc.	4,723	57,573
Matthews International Corp. (Class A Stock)	5,094	97,295
McGrath RentCorp	3,157	170,510
Republic Services, Inc.	848	69,578
Transcontinental, Inc. (Canada) (Class A Stock)(a)	19,400	215,778

		1,654,200

Communications Equipment — 0.9%
Cisco Systems, Inc.	52,427	2,445,195
InterDigital, Inc.	2,447	138,574
Juniper Networks, Inc.	37,797	864,040
Motorola Solutions, Inc.	5,680	795,938

		4,243,747

Construction & Engineering — 0.7%
Argan, Inc.	11,900	563,822
China Communications Services Corp. Ltd. (China) (Class H Stock)	186,000	116,247
China Railway Group Ltd. (China) (Class H Stock)	436,000	224,985
Kyudenko Corp. (Japan)	30,000	885,307
Obayashi Corp. (Japan)	29,900	279,455
Primoris Services Corp.	5,444	96,686
Sanki Engineering Co. Ltd. (Japan)	75,000	858,722
Sinopec Engineering Group Co. Ltd. (China) (Class H Stock)	114,000	48,807

		3,074,031

Construction Materials — 0.5%
Anhui Conch Cement Co. Ltd. (China)
(Class H Stock)	39,000	262,853
Asia Cement Corp. (Taiwan)	146,000	215,804
China National Building Material Co. Ltd. (China) (Class H Stock)	124,000	132,168
HeidelbergCement AG (Germany)	7,330	394,720
LafargeHolcim Ltd. (Switzerland)*	25,000	1,109,516

		2,115,061

Consumer Finance — 0.1%
American Express Co.	6,110	581,672
OneMain Holdings, Inc.	1,192	29,252
Santander Consumer USA Holdings, Inc.(a)	2,563	47,185

		658,109

Containers & Packaging — 0.3%
International Paper Co.	19,900	700,679
Silgan Holdings, Inc.	18,840	610,227
Taiwan Hon Chuan Enterprise Co. Ltd. (Taiwan)	70,000	130,366

		1,441,272

Distributors — 0.3%
Core-Mark Holding Co., Inc.	11,957	298,387

SEE NOTES TO FINANCIAL STATEMENTS.

A351

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Distributors (continued)
Inchcape PLC (United Kingdom)	150,000	$911,785

		1,210,172

Diversified Consumer Services — 0.3%
H&R Block, Inc.	35,107	501,328
Service Corp. International	19,600	762,244

		1,263,572

Diversified Financial Services — 0.1%
Far East Horizon Ltd. (China)	280,000	237,991
Jefferies Financial Group, Inc.	1,640	25,502
REC Ltd. (India)	175,000	249,516
Voya Financial, Inc.	416	19,407

		532,416

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	48,327	1,460,925
BCE, Inc. (Canada)	11,147	464,896
CenturyLink, Inc.	3,850	38,615
China Telecom Corp. Ltd. (China) (Class H Stock)	600,000	168,114
China Unicom Hong Kong Ltd. (China)	138,000	75,126
CITIC Telecom International Holdings Ltd. (China)	3,696,000	1,179,002
Cogent Communications Holdings, Inc.	5,968	461,684
Deutsche Telekom AG (Germany)	27,700	468,601
GCI Liberty, Inc. (Class A Stock)*	913	64,933
Hellenic Telecommunications Organization SA (Greece)	12,452	168,383
HKT Trust & HKT Ltd. (Hong Kong)	202,000	296,715
KT Corp. (South Korea)	514	10,131
KT Corp. (South Korea), ADR	45,521	443,375
LG Uplus Corp. (South Korea)	46,608	475,611
Magyar Telekom Telecommunications PLC (Hungary)	189,544	229,813
Nippon Telegraph & Telephone Corp. (Japan)	55,700	1,298,102
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,000,000	213,859
Verizon Communications, Inc.	31,543	1,738,966

		9,256,851

Electric Utilities — 1.2%
ALLETE, Inc.	1,759	96,059
American Electric Power Co., Inc.	1,404	111,814
CLP Holdings Ltd. (Hong Kong)	20,000	195,849
Duke Energy Corp.(a)	5,091	406,720
El Paso Electric Co.	6,663	446,421
Endesa SA (Spain)	14,411	355,991
Exelon Corp.	2,131	77,334
IDACORP, Inc.	3,221	281,419
Manila Electric Co. (Philippines)	22,560	121,608
NextEra Energy, Inc.	1,098	263,707
OGE Energy Corp.	2,101	63,786
Pinnacle West Capital Corp.(a)	3,232	236,873
PNM Resources, Inc.(a)	4,547	174,787
Portland General Electric Co.	14,223	594,664
Power Grid Corp. of India Ltd. (India)	102,571	237,187

COMMON STOCKS (continued)	Shares	Value
Electric Utilities (continued)
Red Electrica Corp. SA (Spain)	14,462	$270,700
Southern Co. (The)	6,280	325,618
Tenaga Nasional Bhd (Malaysia)	462,145	1,259,070

		5,519,607

Electrical Equipment — 0.5%
Chicony Power Technology Co. Ltd.
(Taiwan)	32,601	74,494
Eaton Corp. PLC	1,817	158,951
Emerson Electric Co.	3,770	233,853
GrafTech International Ltd.(a)	100,000	798,000
Powell Industries, Inc.	1,354	37,086
Rockwell Automation, Inc.	1,382	294,366
Signify NV (Netherlands), 144A*	34,711	902,919

		2,499,669

Electronic Equipment, Instruments & Components — 1.5%
ALSO Holding AG (Switzerland)*	3,208	794,178
Avnet, Inc.	14,200	395,967
CDW Corp.	2,010	233,522
Codan Ltd. (Australia)	96,233	471,650
Dolby Laboratories, Inc. (Class A Stock)	8,371	551,398
Jabil, Inc.	5,535	177,563
National Instruments Corp.	9,900	383,229
Nippon Electric Glass Co. Ltd. (Japan)	10,500	164,184
Ryosan Co. Ltd. (Japan)	42,300	870,969
Synnex Technology International Corp. (Taiwan)	748,000	1,057,047
TE Connectivity Ltd.	16,601	1,353,811
Tripod Technology Corp. (Taiwan)	41,000	182,744
Yageo Corp. (Taiwan)	3,443	44,825
Zhen Ding Technology Holding Ltd. (Taiwan)	33,000	144,515

		6,825,602

Energy Equipment & Services — 0.1%
Core Laboratories NV	3,114	63,277
Hoegh LNG Partners LP (Bermuda)(a)	40,400	393,092
National Oilwell Varco, Inc.	8,629	105,705

		562,074

Entertainment — 0.4%
Activision Blizzard, Inc.	13,000	986,700
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	942	27,488
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	1,381	43,791
Lions Gate Entertainment Corp. (Class B Stock)*	960	6,557
Madison Square Garden Entertainment Corp.*	1,405	105,375
Madison Square Garden Sports Corp. (Class A Stock)*	1,845	271,012
Major Cineplex Group PCL (Thailand), NVDR	474,300	230,520
NetEase, Inc. (China), ADR	700	300,566

SEE NOTES TO FINANCIAL STATEMENTS.

A352

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Entertainment (continued)
World Wrestling Entertainment, Inc. (Class A Stock)(a)	1,382	$60,048

		2,032,057

Equity Real Estate Investment Trusts (REITs) — 2.2%
AEON REIT Investment Corp. (Japan)	385	410,656
Alexander’s, Inc.	1,682	405,194
Concentradora Fibra Danhos SA de CV (Mexico)	642,400	604,543
CorEnergy Infrastructure Trust, Inc.	3,459	31,650
CubeSmart	28,381	766,003
Easterly Government Properties, Inc.	20,700	478,584
Empiric Student Property PLC (United Kingdom)	402,249	288,799
Extra Space Storage, Inc.	8,324	768,888
First Real Estate Investment Trust (Singapore)	617,000	309,013
Four Corners Property Trust, Inc.	7,124	173,825
Ichigo Office REIT Investment Corp. (Japan)	661	458,198
Industrial Logistics Properties Trust(a)	9,818	201,760
Kenedix Retail REIT Corp. (Japan)	225	423,300
KLCCP Stapled Group (Malaysia)	58,000	107,982
Klepierre SA (France)	12,881	257,777
Life Storage, Inc.	8,247	783,053
LTC Properties, Inc.	2,194	82,648
Macquarie Mexico Real Estate Management SA de CV (Mexico)	430,100	435,068
MGM Growth Properties LLC (Class A Stock)	4,841	131,723
National Health Investors, Inc.	2,440	148,157
New Senior Investment Group, Inc.	23,795	86,138
Premier Investment Corp. (Japan)	316	351,351
PS Business Parks, Inc.	403	53,357
RPT Realty	30,000	208,800
Slate Retail REIT (Canada)	144,200	1,031,366
Welltower, Inc.	2,149	111,211
WPT Industrial Real Estate Investment Trust (Canada)	70,300	894,919
Xenia Hotels & Resorts, Inc.	5,782	53,946

		10,057,909

Food & Staples Retailing — 3.5%
Andersons, Inc. (The)	18,200	250,432
Axfood AB (Sweden)	51,975	1,136,820
BIM Birlesik Magazalar A/S (Turkey)	24,254	241,284
BJ’s Wholesale Club Holdings, Inc.*	15,761	587,412
Casey’s General Stores, Inc.	519	77,601
Empire Co. Ltd. (Canada) (Class A Stock)	50,576	1,211,127
George Weston Ltd. (Canada)	13,700	1,003,583
GS Retail Co. Ltd. (South Korea)	22,470	681,218
ICA Gruppen AB (Sweden)	20,845	990,463
Ingles Markets, Inc. (Class A Stock)	10,539	453,915
Koninklijke Ahold Delhaize NV (Netherlands)	48,886	1,337,939
Kroger Co. (The)	26,361	892,320
Lawson, Inc. (Japan)	20,900	1,048,598

COMMON STOCKS (continued)	Shares	Value
Food & Staples Retailing (continued)
Life Corp. (Japan)	30,600	$982,434
Loblaw Cos. Ltd. (Canada)	24,000	1,168,709
President Chain Store Corp. (Taiwan)	26,000	261,082
Seven & i Holdings Co. Ltd. (Japan)	9,900	323,186
SpartanNash Co.	19,901	422,896
Sysco Corp.	1,737	94,944
Walgreens Boots Alliance, Inc.	23,990	1,016,936
Walmart, Inc.	16,538	1,980,922

		16,163,821

Food Products — 2.1%
Almarai Co. JSC (Saudi Arabia)	14,812	204,989
B&G Foods, Inc.(a)	17,587	428,771
Dali Foods Group Co. Ltd. (China), 144A	1,338,500	814,591
Flowers Foods, Inc.	39,922	892,656
Fresh Del Monte Produce, Inc.	12,900	317,598
General Mills, Inc.(a)	11,600	715,140
Hershey Co. (The)	5,718	741,167
High Liner Foods, Inc. (Canada)	97,100	414,835
Indofood Sukses Makmur Tbk PT (Indonesia)	289,700	132,470
Ingredion, Inc.	1,666	138,278
J.M. Smucker Co. (The)(a)	7,303	772,731
JBS SA	27,900	109,638
John B. Sanfilippo & Son, Inc.	3,704	316,062
Nestle SA (Switzerland)	5,237	580,799
Standard Foods Corp. (Taiwan)	444,000	948,554
Tate & Lyle PLC (United Kingdom)	89,403	740,815
Tingyi Cayman Islands Holding Corp. (China)	150,000	234,680
Tyson Foods, Inc. (Class A Stock)	4,040	241,228
Uni-President China Holdings Ltd. (China)	241,000	241,208
Uni-President Enterprises Corp. (Taiwan)	182,720	441,070
Want Want China Holdings Ltd. (China)	250,000	189,226

		9,616,506

Gas Utilities — 0.4%
Enagas SA (Spain)	15,524	380,424
Kunlun Energy Co. Ltd. (China)	232,000	151,666
ONE Gas, Inc.	738	56,863
Petronas Gas Bhd (Malaysia)	265,700	1,050,720
Spire, Inc.	1,938	127,346
Suburban Propane Partners LP, MLP	7,860	112,398

		1,879,417

Health Care Equipment & Supplies — 1.6%
Baxter International, Inc.	9,747	839,217
Coloplast A/S (Denmark) (Class B Stock)	8,038	1,249,671
DiaSorin SpA (Italy)	6,455	1,240,672
LeMaitre Vascular, Inc.	2,883	76,111
Medtronic PLC	7,313	670,602
Pacific Hospital Supply Co. Ltd. (Taiwan)	346,000	1,037,111
ResMed, Inc.	606	116,352

SEE NOTES TO FINANCIAL STATEMENTS.

A353

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies (continued)
Smith & Nephew PLC (United Kingdom)	24,058	$451,237
TaiDoc Technology Corp. (Taiwan)	150,000	1,401,596
West Pharmaceutical Services, Inc.	1,900	431,623

		7,514,192

Health Care Providers & Services — 3.1%
AmerisourceBergen Corp.	9,514	958,726
Anthem, Inc.	903	237,471
Australian Pharmaceutical Industries Ltd. (Australia)	1,286,774	1,022,429
Cardinal Health, Inc.	12,716	663,648
Chemed Corp.	807	364,013
CVS Health Corp.	17,526	1,138,664
DaVita, Inc.*	996	78,823
EBOS Group Ltd. (New Zealand)	75,000	1,048,665
Encompass Health Corp.	2,808	173,899
Galenica AG (Switzerland), 144A	16,538	1,187,683
Guardant Health, Inc.*	4,760	386,179
Henry Schein, Inc.*(a)	1,143	66,740
Humana, Inc.	404	156,651
McKesson Corp.	4,788	734,575
Molina Healthcare, Inc.*	201	35,774
Owens & Minor, Inc.(a)	60,700	462,534
Patterson Cos., Inc.(a)	7,221	158,862
Quest Diagnostics, Inc.	1,010	115,100
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Turkey)	715,532	922,607
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	533,200	899,180
Sinopharm Group Co. Ltd. (China) (Class H Stock)	14,600	37,541
UnitedHealth Group, Inc.	11,513	3,395,759

		14,245,523

Health Care Technology — 0.1%
Computer Programs & Systems, Inc.	4,666	106,338
Simulations Plus, Inc.(a)	5,700	340,974

		447,312

Hotels, Restaurants & Leisure — 1.0%
Bloomin’ Brands, Inc.(a)	8,057	85,888
Brinker International, Inc.	4,804	115,296
Cheesecake Factory, Inc. (The)(a)	15,000	343,800
Churchill Downs, Inc.	158	21,038
Cracker Barrel Old Country Store, Inc.	1,136	125,994
Darden Restaurants, Inc.	1,889	143,129
Domino’s Pizza, Inc.	1,800	664,992
Jack in the Box, Inc.	2,387	176,853
Las Vegas Sands Corp.	7,946	361,861
OPAP SA (Greece)	10,361	98,593
Papa John’s International, Inc.(a)	5,400	428,814
Restaurant Brands International, Inc. (Canada)	15,000	816,404
Ruth’s Hospitality Group, Inc.	4,653	37,968
Yum China Holdings, Inc. (China)	23,800	1,144,066

		4,564,696

COMMON STOCKS (continued)	Shares	Value
Household Durables — 0.9%
Ethan Allen Interiors, Inc.	8,638	$102,188
JM AB (Sweden)	41,251	934,336
La-Z-Boy, Inc.	4,908	132,811
Leggett & Platt, Inc.	12,000	421,800
McCarthy & Stone PLC (United Kingdom), 144A*	801,956	717,551
Newell Brands, Inc.	45,000	714,600
Nien Made Enterprise Co. Ltd. (Taiwan)	13,000	126,705
PulteGroup, Inc.	3,554	120,943
Sekisui House Ltd. (Japan)	45,000	856,422
Tempur Sealy International, Inc.*	174	12,519
Toll Brothers, Inc.	244	7,952
Whirlpool Corp.	280	36,268

		4,184,095

Household Products — 0.9%
Church & Dwight Co., Inc.	10,032	775,474
Clorox Co. (The)(a)	4,700	1,031,039
Kimberly-Clark Corp.	404	57,105
Kimberly-Clark de Mexico SAB de CV (Mexico) (Class A Stock)	315,700	492,137
Procter & Gamble Co. (The)	10,266	1,227,506
WD-40 Co.(a)	2,700	535,410

		4,118,671

Independent Power & Renewable Electricity Producers — 0.8%
Aboitiz Power Corp. (Philippines)	194,200	105,047
AES Corp. (The)	2,582	37,413
AES Gener SA (Chile)	1,578,148	226,712
CGN Power Co. Ltd. (China) (Class H Stock), 144A	1,103,000	228,006
Clearway Energy, Inc. (Class A Stock)	1,049	21,998
Colbun SA (Chile)	1,179,972	188,186
Huadian Fuxin Energy Corp. Ltd. (China) (Class H Stock)	5,040,000	1,622,530
Polaris Infrastructure, Inc. (Canada)	80,300	854,104
TerraForm Power, Inc. (Class A Stock)	12,446	229,504

		3,513,500

Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	7,494	896,807
CITIC Ltd. (China)	104,000	98,209
Honeywell International, Inc.	7,442	1,076,039

		2,071,055

Insurance — 3.4%
Allianz SE (Germany)	3,324	682,879
Allstate Corp. (The)	6,064	588,147
American Financial Group, Inc.	8,800	558,448
AMERISAFE, Inc.	6,800	415,888
Argo Group International Holdings Ltd.	724	25,217
Assurant, Inc.	7,900	815,991
Axis Capital Holdings Ltd.	8,638	350,357
Bupa Arabia for Cooperative Insurance Co. (Saudi Arabia)	32,769	954,727
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	41,600	111,413

SEE NOTES TO FINANCIAL STATEMENTS.

A354

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
CNO Financial Group, Inc.(a)	5,027	$78,270
Direct Line Insurance Group PLC
(United Kingdom)	103,949	350,349
Employers Holdings, Inc.	12,192	367,589
Everest Re Group Ltd.	3,493	720,257
First American Financial Corp.	2,798	134,360
Hannover Rueck SE (Germany)	1,448	250,876
Hanover Insurance Group, Inc. (The)	6,608	669,589
Hartford Financial Services Group, Inc. (The)	16,458	634,456
Hastings Group Holdings PLC (United Kingdom), 144A	477,600	1,142,031
HCI Group, Inc.	7,874	363,621
Horace Mann Educators Corp.	9,711	356,685
IRB Brasil Resseguros S/A (Brazil)	18,500	37,795
Liberty Holdings Ltd. (South Africa)	16,976	64,962
Medibank Private Ltd. (Australia)	460,000	951,870
Mercury General Corp.	30,942	1,260,887
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,007	523,433
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	758,000	222,044
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	250,000	207,139
Progressive Corp. (The)	8,000	640,880
RenaissanceRe Holdings Ltd. (Bermuda)	1,400	239,442
RLI Corp.	4,400	361,240
Safety Insurance Group, Inc.	1,444	110,119
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	727	106,231
Stewart Information Services Corp.	5,254	170,808
Talanx AG (Germany)	7,770	290,266
Travelers Cos., Inc. (The)	8,200	935,210

		15,693,476

Interactive Media & Services — 0.3%
Twitter, Inc.*	44,470	1,324,761

Internet & Direct Marketing Retail — 0.5%
Booking Holdings, Inc.*	428	681,522
eBay, Inc.	16,501	865,477
PetMed Express, Inc.(a)	13,041	464,781
Qurate Retail, Inc. (Class A Stock)*	10,722	101,859

		2,113,639

IT Services — 2.0%
Amdocs Ltd.(a)	13,527	823,524
Atos SE (France)*	11,000	943,946
Booz Allen Hamilton Holding Corp.	11,620	903,920
Capgemini SE (France)	4,244	489,785
Computacenter PLC (United Kingdom)	50,000	1,017,710
CSG Systems International, Inc.	8,633	357,320
EVERTEC, Inc. (Puerto Rico)(a)	6,433	180,767
FleetCor Technologies, Inc.*	220	55,337
Hackett Group, Inc. (The)	27,224	368,613
Infosys Ltd. (India), ADR(a)	25,000	241,500
International Business Machines Corp.	808	97,582

COMMON STOCKS (continued)	Shares	Value
IT Services (continued)
Kanematsu Electronics Ltd. (Japan)	23,000	$818,574
MAXIMUS, Inc.	6,100	429,745
NIC, Inc.	17,967	412,522
Science Applications International Corp.	5,677	440,989
Tech Mahindra Ltd. (India)	30,000	215,637
TTEC Holdings, Inc.	9,032	420,530
Western Union Co. (The)(a)	40,609	877,967

		9,095,968

Leisure Products — 0.2%
Johnson Outdoors, Inc. (Class A Stock)	5,200	473,304
Sturm Ruger & Co., Inc.(a)	6,100	463,600

		936,904

Life Sciences Tools & Services — 0.1%
Luminex Corp.	13,300	432,649

Machinery — 1.0%
Allison Transmission Holdings, Inc.	2,169	79,776
Caterpillar, Inc.	7,976	1,008,964
Cummins, Inc.	4,091	708,807
Deere & Co.	1,412	221,896
Douglas Dynamics, Inc.	11,975	420,562
Hyster-Yale Materials Handling, Inc.(a)	1,729	66,843
Illinois Tool Works, Inc.	4,607	805,534
Lincoln Electric Holdings, Inc.	1,045	88,031
Oshkosh Corp.	583	41,754
PACCAR, Inc.	439	32,859
Pentair PLC	12,740	483,993
Snap-on, Inc.	177	24,516
Wabash National Corp.(a)	35,000	371,700

		4,355,235

Marine — 0.4%
D/S Norden A/S (Denmark)	77,099	1,041,511
Golden Ocean Group Ltd. (Norway)(a)	105,300	408,564
Scorpio Bulkers, Inc.(a)	13,834	211,660

		1,661,735

Media — 2.0%
AMC Networks, Inc. (Class A Stock)*(a)	22,119	517,363
Astro Malaysia Holdings Bhd (Malaysia)	1,186,500	231,836
Cogeco Communications, Inc. (Canada)	15,200	1,095,103
Comcast Corp. (Class A Stock)	57,754	2,251,251
Discovery, Inc. (Class A Stock)*(a)	42,340	893,374
Discovery, Inc. (Class C Stock)*	12,437	239,537
Gannett Co., Inc.	6,868	9,478
Interpublic Group of Cos., Inc. (The)	40,000	686,400
John Wiley & Sons, Inc. (Class A Stock)	8,800	343,200
KT Skylife Co. Ltd. (South Korea)	25,000	165,790
Liberty Broadband Corp. (Class A Stock)*	1,847	225,685
Liberty Broadband Corp. (Class C Stock)*	3,278	406,341

SEE NOTES TO FINANCIAL STATEMENTS.

A355

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Media (continued)
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	3,773	$130,244
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	7,733	266,402
MSG Networks, Inc. (Class A Stock)*	6,803	67,690
Omnicom Group, Inc.(a)	22,806	1,245,208
Reach PLC (United Kingdom)	433,056	414,299
ViacomCBS, Inc. (Class B Stock)(a)	1,356	31,622

		9,220,823

Metals & Mining — 1.0%
Eregli Demir ve Celik Fabrikalari TAS (Turkey)*	190,948	239,959
Evolution Mining Ltd. (Australia)	200,000	792,065
Freeport-McMoRan, Inc.	49,810	576,302
Harmony Gold Mining Co. Ltd. (South Africa), ADR*(a)	191,025	796,574
Kaiser Aluminum Corp.	1,348	99,240
Nucor Corp.	4,610	190,900
POSCO (South Korea)	319	46,625
Reliance Steel & Aluminum Co.	7,276	690,711
Schnitzer Steel Industries, Inc. (Class A Stock)	2,003	35,333
Steel Dynamics, Inc.	29,690	774,612
Warrior Met Coal, Inc.	14,491	223,016

		4,465,337

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Anworth Mortgage Asset Corp.	55,100	93,670
Apollo Commercial Real Estate Finance, Inc.	6,814	66,845
Arbor Realty Trust, Inc.(a)	12,256	113,246
Ares Commercial Real Estate Corp.	11,790	107,525
Blackstone Mortgage Trust, Inc. (Class A Stock)(a)	5,135	123,702
Cherry Hill Mortgage Investment Corp.	7,266	65,539
Chimera Investment Corp.(a)	74,000	711,140
Great Ajax Corp.(a)	29,897	275,052
Invesco Mortgage Capital, Inc.(a)	10,626	39,743
New Residential Investment Corp.	5,203	38,658
Redwood Trust, Inc.	12,170	85,190
TPG RE Finance Trust, Inc.	11,110	95,546

		1,815,856

Multiline Retail — 0.6%
Canadian Tire Corp. Ltd. (Canada) (Class A Stock)	2,233	193,496
Dollar General Corp.	4,900	933,499
Target Corp.	12,377	1,484,374

		2,611,369

Multi-Utilities — 0.7%
Black Hills Corp.	2,648	150,035
Canadian Utilities Ltd. (Canada) (Class A Stock)	29,500	734,458
Consolidated Edison, Inc.	11,600	834,388
Dominion Energy, Inc.	5,765	468,003
NorthWestern Corp.	8,692	473,888

COMMON STOCKS (continued)	Shares	Value
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	9,795	$481,522
Unitil Corp.	6,095	273,178

		3,415,472

Oil, Gas & Consumable Fuels — 1.7%
Alliance Resource Partners LP, MLP	6,377	20,789
Arch Resources, Inc.(a)	2,006	56,990
BP Midstream Partners LP, MLP	31,849	365,308
Cabot Oil & Gas Corp.	9,700	166,646
Chevron Corp.	3,047	271,884
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	283,276	442,925
COSCO SHIPPING Energy Transportation Co. Ltd. (China) (Class H Stock)	2,352,000	1,057,075
CVR Energy, Inc.	10,824	217,671
Delek US Holdings, Inc.	4,451	77,492
DHT Holdings, Inc.	44,780	229,721
ENEOS Holdings, Inc. (Japan)	38,400	136,786
Energy Transfer LP	20,500	145,960
Exxon Mobil Corp.	5,300	237,016
Holly Energy Partners LP, MLP	24,800	361,832
Itochu Enex Co. Ltd. (Japan)	100,000	808,691
KNOT Offshore Partners LP (United Kingdom), MLP	13,916	191,345
MPLX LP	46,400	801,792
Oil & Natural Gas Corp. Ltd. (India)	200,000	214,632
Ovintiv, Inc.(a)	3,372	32,203
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	9,415	154,306
Semirara Mining & Power Corp. (Philippines)	382,020	97,954
Shell Midstream Partners LP, MLP(a)	31,152	382,235
TC PipeLines LP	19,023	590,854
Teekay LNG Partners LP (Bermuda)	35,700	416,262
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*(a)	23,100	296,142
Tsakos Energy Navigation Ltd. (Greece)	64,493	129,631

		7,904,142

Paper & Forest Products — 0.3%
Hansol Paper Co. Ltd. (South Korea)	11,536	134,418
Mercer International, Inc. (Germany)	26,872	219,276
Mondi PLC (United Kingdom)	50,000	941,741
Nine Dragons Paper Holdings Ltd. (Hong Kong)	200,000	182,197
Schweitzer-Mauduit International, Inc.	1,632	54,525

		1,532,157

Personal Products — 0.2%
Chlitina Holding Ltd. (China)	13,000	95,865
Hengan International Group Co. Ltd. (China)	19,500	153,754
Unilever NV (United Kingdom)	11,077	591,122

		840,741

SEE NOTES TO FINANCIAL STATEMENTS.

A356

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals — 4.1%
Bausch Health Cos., Inc., (XTSE)*	7,823	$143,083
Bristol-Myers Squibb Co.	22,265	1,309,182
China Medical System Holdings Ltd. (China)	727,000	863,548
China Shineway Pharmaceutical Group Ltd. (China)	149,000	98,833
Consun Pharmaceutical Group Ltd. (China)	145,000	60,255
Dr. Reddy’s Laboratories Ltd. (India), ADR	3,383	179,333
Eli Lilly & Co.	7,926	1,301,291
GlaxoSmithKline PLC (United
Kingdom)	17,197	349,950
Johnson & Johnson	19,737	2,775,614
Merck & Co., Inc.	21,983	1,699,945
Novartis AG (Switzerland)	24,975	2,186,300
Novo Nordisk A/S (Denmark) (Class B Stock)	27,510	1,793,336
Pfizer, Inc.	55,484	1,814,327
Phibro Animal Health Corp. (Class A Stock)	9,652	253,558
Roche Holding AG (Switzerland)	7,164	2,495,369
Sanofi (France)	9,179	940,921
Shionogi & Co. Ltd. (Japan)	4,700	294,239

		18,559,084

Professional Services — 0.6%
Barrett Business Services, Inc.	2,767	147,011
CRA International, Inc.	4,303	169,968
Exponent, Inc.	5,447	440,826
Kelly Services, Inc. (Class A Stock)	15,192	240,261
Kforce, Inc.	11,600	339,300
ManpowerGroup, Inc.	935	64,281
Resources Connection, Inc.	39,715	475,389
Robert Half International, Inc.	2,196	116,015
Wolters Kluwer NV (Netherlands)	12,000	941,567

		2,934,618

Real Estate Management & Development — 0.6%
China Vanke Co. Ltd. (China) (Class H Stock)	62,000	196,246
Daito Trust Construction Co. Ltd. (Japan)	10,800	992,213
Huaku Development Co. Ltd. (Taiwan)	299,000	853,991
Hysan Development Co. Ltd. (Hong Kong)	72,300	232,564
K Wah International Holdings Ltd. (Hong Kong)	77,000	33,261
Shenzhen Investment Ltd. (China)	550,000	174,800
Yuexiu Property Co. Ltd. (China)	1,290,000	231,191

		2,714,266

Road & Rail — 0.5%
CSX Corp.	13,249	923,985
Landstar System, Inc.	243	27,291
Union Pacific Corp.	6,269	1,059,900
Werner Enterprises, Inc.(a)	11,400	496,242

		2,507,418

COMMON STOCKS (continued)	Shares	Value
Semiconductors & Semiconductor Equipment — 3.4%
Broadcom, Inc.	7,587	$2,394,533
Cree, Inc.*(a)	24,267	1,436,364
Intel Corp.	59,790	3,577,236
Lam Research Corp.	1,245	402,708
Maxim Integrated Products, Inc.	5,869	355,720
Novatek Microelectronics Corp. (Taiwan)	90,000	698,488
Power Integrations, Inc.	3,300	389,829
Powertech Technology, Inc. (Taiwan)	39,000	143,116
QUALCOMM, Inc.	16,634	1,517,187
Sitronix Technology Corp. (Taiwan)	34,000	179,039
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	47,600	506,952
Texas Instruments, Inc.	15,842	2,011,459
United Microelectronics Corp. (Taiwan)	1,901,000	1,030,024
Xilinx, Inc.	9,300	915,027

		15,557,682

Software — 3.7%
American Software, Inc. (Class A Stock)	16,406	258,559
Autodesk, Inc.*	7,790	1,863,290
CDK Global, Inc.	2,847	117,923
Cerence, Inc.*(a)	16,221	662,466
Citrix Systems, Inc.	16,429	2,430,013
FireEye, Inc.*(a)	32,650	397,514
J2 Global, Inc.*(a)	408	25,790
Microsoft Corp.	18,000	3,663,180
NortonLifeLock, Inc.	31,900	632,577
Nuance Communications, Inc.*	51,723	1,308,850
Open Text Corp. (Canada)	20,676	878,316
Open Text Corp. (Canada)	23,000	976,687
Oracle Corp.	39,873	2,203,781
Progress Software Corp.	9,112	353,090
Software AG (Germany)	12,730	516,211
Xperi Holding Corp.	44,586	658,089

		16,946,336

Specialty Retail — 1.6%
Aaron’s, Inc.	3,253	147,686
American Eagle Outfitters, Inc.	7,103	77,423
Best Buy Co., Inc.	9,104	794,506
DCM Holdings Co. Ltd. (Japan)	112,000	1,282,852
Foot Locker, Inc.	7,000	204,120
Home Depot, Inc. (The)	3,000	751,530
K’s Holdings Corp. (Japan)	67,100	913,143
Lithia Motors, Inc. (Class A Stock)	1,526	230,930
Lowe’s Cos., Inc.	5,315	718,163
Murphy USA, Inc.*	129	14,524
O’Reilly Automotive, Inc.*	333	140,416
Petrobras Distribuidora SA (Brazil)	16,200	63,988
Rent-A-Center, Inc.	8,111	225,648
Ross Stores, Inc.	750	63,930
TJX Cos., Inc. (The)	5,893	297,950
Tractor Supply Co.	8,622	1,136,293
USS Co. Ltd. (Japan)	5,109	81,685

		7,144,787

SEE NOTES TO FINANCIAL STATEMENTS.

A357

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	7,344	$2,679,091
Asustek Computer, Inc. (Taiwan)	35,000	257,201
Chicony Electronics Co. Ltd. (Taiwan)	392,000	1,132,281
Hewlett Packard Enterprise Co.	20,000	194,600
HP, Inc.	49,200	857,556
Inventec Corp. (Taiwan)	132,000	112,392
Lite-On Technology Corp. (Taiwan)	826,000	1,296,247
NetApp, Inc.	10,000	443,700
Quanta Computer, Inc. (Taiwan)	112,000	269,930
Samsung Electronics Co. Ltd. (South Korea)	47,160	2,092,085
Seagate Technology PLC(a)	48,153	2,331,087
Western Digital Corp.	31,841	1,405,780

		13,071,950

Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.	1,003	80,942
Formosa Taffeta Co. Ltd. (Taiwan)	109,000	134,502
Li Ning Co. Ltd. (China)	70,000	225,180
MC Group PCL (Thailand), NVDR	750,000	234,289
Oxford Industries, Inc.(a)	1,962	86,348
Pandora A/S (Denmark)	9,969	545,156
Ralph Lauren Corp.	481	34,882
Stella International Holdings Ltd. (Hong Kong)	900,000	925,886
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	48,100	73,644

		2,340,829

Thrifts & Mortgage Finance — 0.4%
Deutsche Pfandbriefbank AG (Germany), 144A*	28,934	212,978
Federal Agricultural Mortgage Corp. (Class C Stock)	2,528	161,817
Genworth MI Canada, Inc. (Canada)	24,400	596,880
Indiabulls Housing Finance Ltd. (India)	111,025	301,783
Northwest Bancshares, Inc.	13,876	141,882
Waterstone Financial, Inc.	30,692	455,162

		1,870,502

Tobacco — 1.0%
Altria Group, Inc.	22,600	887,050
British American Tobacco PLC (United Kingdom)	22,158	855,109
Gudang Garam Tbk PT (Indonesia)	22,500	74,409
Imperial Brands PLC (United Kingdom)	19,163	366,513
Japan Tobacco, Inc. (Japan)	9,500	176,254
KT&G Corp. (South Korea)	9,963	648,355
Philip Morris International, Inc.	3,453	241,917
Scandinavian Tobacco Group A/S (Denmark), 144A	56,209	832,676
Vector Group Ltd.	41,473	417,218

		4,499,501

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	2,310	144,121
HD Supply Holdings, Inc.*	2,328	80,665
Marubeni Corp. (Japan)	31,200	141,151

COMMON STOCKS (continued)	Shares	Value
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. (Class A Stock)	16,788	$1,222,334
Sumitomo Corp. (Japan)	26,500	303,333
Systemax, Inc.	21,268	436,845
W.W. Grainger, Inc.	428	134,461

		2,462,910

Transportation Infrastructure — 0.4%
Enav SpA (Italy), 144A	200,000	905,247
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)*	103,700	481,989
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	13,700	98,897
Yuexiu Transport Infrastructure Ltd. (China)	490,000	343,316

		1,829,449

Water Utilities — 0.0%
TTW PCL (Thailand), NVDR	242,600	104,152

Wireless Telecommunication Services — 1.4%
China Mobile Ltd. (China)	226,000	1,533,951
Globe Telecom, Inc. (Philippines)	5,735	238,368
KDDI Corp. (Japan)	31,400	941,530
NTT DOCOMO, Inc. (Japan)	49,000	1,304,101
Orange Belgium SA (Belgium)	50,000	817,881
Shenandoah Telecommunications Co.	5,000	246,450
SK Telecom Co. Ltd. (South Korea)	533	93,934
Softbank Corp. (Japan)	68,900	877,900
Telephone & Data Systems, Inc.	10,410	206,951

		6,261,066

TOTAL COMMON STOCKS (cost $326,656,309)		333,504,171

EXCHANGE-TRADED FUNDS — 1.2%
iShares Core S&P 500 ETF(a)	9,844	3,048,588
iShares Russell 2000 ETF(a)	15,000	2,147,700

TOTAL EXCHANGE-TRADED FUNDS (cost $5,049,811)		5,196,288

PREFERRED STOCKS — 0.1%
Diversified Telecommunication Services — 0.0%
Telefonica Brasil SA (Brazil) (PRFC)	22,300	198,351

Oil, Gas & Consumable Fuels — 0.1%
Surgutneftegas PJSC (Russia) (PRFC)	362,600	180,124
Transneft PJSC (Russia) (PRFC)	34	63,324

		243,448

TOTAL PREFERRED STOCKS (cost $485,340)		441,799

TOTAL LONG-TERM INVESTMENTS (cost $399,636,403)		411,076,788

SHORT-TERM INVESTMENTS — 14.5%
AFFILIATED MUTUAL FUNDS — 14.2%
PGIM Core Ultra Short Bond Fund(w)	38,502,365	38,502,365

SEE NOTES TO FINANCIAL STATEMENTS.

A358

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $26,523,685; includes $26,512,327 of cash collateral for securities on loan)(b)(w)	26,522,053	$26,522,053

TOTAL AFFILIATED MUTUAL FUNDS (cost $65,026,050)		65,024,418

UNAFFILIATED FUND — 0.3%
Fidelity Investments Money Market Funds — Treasury Only Portfolio (cost $1,559,330)	1,559,330	1,559,330

TOTAL SHORT-TERM INVESTMENTS (cost $66,585,380)		66,583,748

TOTAL INVESTMENTS — 104.3% (cost $466,221,783)		477,660,536
Liabilities in excess of other assets(z) — (4.3)%		(19,760,567)

NET ASSETS — 100.0%		$457,899,969

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,149,007; cash collateral of $26,512,327 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
260	S&P 500 E-Mini Index	Sep. 2020	$40,172,600	$908,443

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
UBS Securities LLC	$3,432,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$3,238,014	$—
Belgium	—	817,881	—
Bermuda	1,344,938	—	—
Brazil	542,237	—	—
Canada	15,045,196	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A359

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Chile	$414,898	$—	$—
China	1,444,632	15,340,511	—
Denmark	—	5,462,350	—
France	—	2,632,429	—
Germany	219,276	3,339,964	—
Greece	129,631	266,976	—
Hong Kong	—	2,330,474	—
Hungary	—	229,813	—
India	420,833	1,218,755	—
Indonesia	—	566,818	—
Israel	—	247,812	—
Italy	—	2,145,919	—
Japan	—	18,756,260	—
Malaysia	—	2,860,198	—
Mexico	2,337,179	—	—
Netherlands	—	3,606,672	—
New Zealand	—	1,048,665	—
Norway	408,564	294,867	—
Pakistan	—	69,994	—
Peru	628,249	—	—
Philippines	—	562,977	—
Puerto Rico	180,767	—	—
Russia	—	776,778	—
Saudi Arabia	—	2,254,717	—
Singapore	—	309,013	—
South Africa	796,574	64,962	—
South Korea	443,375	5,683,100	—
Spain	—	1,668,356	—
Sweden	—	4,415,798	—
Switzerland	—	8,353,845	—
Taiwan	—	12,766,376	—
Thailand	—	1,037,367	—
Turkey	—	1,403,850	—
United Kingdom	191,345	9,837,152	—
United States	195,347,814	—	—
Exchange-Traded Funds
United States	5,196,288	—	—
Preferred Stocks
Brazil	198,351	—	—
Russia	—	243,448	—
Affiliated Mutual Funds	136,958,948	—	—
Unaffiliated Fund	1,559,330	—	—

Total	$363,808,425	$113,852,111	$—

Other Financial Instruments*
Assets
Futures Contracts	$908,443	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Country Allocation:

The country classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

United States (including 5.8% of collateral for securities on loan)	74.0%

Japan	4.1%
China	3.7

SEE NOTES TO FINANCIAL STATEMENTS.

A360

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Country Allocation (continued):
Canada	3.3%
Taiwan	2.8
United Kingdom	2.2
Switzerland	1.8
South Korea	1.3
Denmark	1.2
Sweden	1.0
Netherlands	0.8
Germany	0.8
Australia	0.7
Malaysia	0.6
France	0.6
Mexico	0.5
Hong Kong	0.5
Saudi Arabia	0.5
Italy	0.5
Spain	0.4
India	0.4
Turkey	0.3
Bermuda	0.3
New Zealand	0.2
Thailand	0.2

Russia	0.2%
South Africa	0.2
Belgium	0.2
Brazil	0.2
Norway	0.1
Peru	0.1
Indonesia	0.1
Philippines	0.1
Chile	0.1
Greece	0.1
Singapore	0.1
Israel	0.1
Hungary	0.0	*
Puerto Rico	0.0	*
Pakistan	0.0	*

	104.3
Liabilities in excess of other assets	(4.3)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$908,443	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$10,492	$1,454,013

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(142,867)

SEE NOTES TO FINANCIAL STATEMENTS.

A361

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$44,690,972

(1)	Notional Amount in USD.

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$26,149,007	$(26,149,007)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A362

AST LEGG MASON DIVERSIFIED GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $26,149,007:
Unaffiliated investments (cost $333,750,790)	$340,701,588
Affiliated investments (cost $132,470,993)	136,958,948
Cash	554,794
Foreign currency, at value (cost $224,241)	223,403
Deposit with broker for centrally cleared/exchange-traded derivatives	3,432,000
Dividends and interest receivable	928,941
Due from broker-variation margin futures	915,199
Receivable for Portfolio shares sold	795,667
Tax reclaim receivable	329,039
Receivable from affiliate	2,656
Prepaid expenses	457

Total Assets	484,842,692

LIABILITIES
Payable to broker for collateral for securities on loan	26,512,327
Management fee payable	141,499
Accrued expenses and other liabilities	138,592
Payable to affiliate	129,711
Distribution fee payable	15,733
Payable for investments purchased	4,300
Affiliated transfer agent fee payable	378
Trustees’ fees payable	183

Total Liabilities	26,942,723

NET ASSETS	$457,899,969

Net assets were comprised of:
Partners’ Equity	$457,899,969

Net asset value and redemption price per share, $457,899,969 / 37,388,858 outstanding shares of beneficial interest	$12.25

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $290,875 foreign withholding tax, of which $23,573 is reimbursable by an affiliate)	$4,518,863
Affiliated dividend income	172,795
Interest income	155,204
Income from securities lending, net (including affiliated income of $41,039)	53,215

Total income	4,900,077

EXPENSES
Management fee	1,513,818
Distribution fee	518,650
Custodian and accounting fees	128,141
Audit fee	15,217
Trustees’ fees	7,883
Legal fees and expenses	7,676
Shareholders’ reports	4,455
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	19,932

Total expenses	2,219,232
Less: Fee waiver and/or expense reimbursement	(158,288)
Distribution fee waiver	(76,126)

Net expenses	1,984,818

NET INVESTMENT INCOME (LOSS)	2,915,259

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $4,324,954)	(44,629,515)
Futures transactions	1,454,013
Foreign currency transactions	(201,269)

(43,376,771)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4,290,716))	(37,964,940)
Futures	(142,867)
Foreign currencies	(3,880)

(38,111,687)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(81,488,458)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(78,573,199)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,915,259	$8,930,143
Net realized gain (loss) on investment and foreign currency transactions	(43,376,771)	7,622,483
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(38,111,687)	61,362,451

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(78,573,199)	77,915,077

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [30,789,028 and 10,805,493 shares, respectively]	349,245,728	133,598,628
Portfolio shares repurchased [33,980,198 and 1,067,780 shares, respectively]	(367,425,787)	(13,452,930)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(18,180,059)	120,145,698

CAPITAL CONTRIBUTIONS	—	322

TOTAL INCREASE (DECREASE)	(96,753,258)	198,061,097
NET ASSETS:
Beginning of period	554,653,227	356,592,130

End of period	$457,899,969	$554,653,227

SEE NOTES TO FINANCIAL STATEMENTS.

A363

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

LONG-TERM INVESTMENTS — 89.2%
COMMON STOCKS — 77.1%	Shares	Value
Aerospace & Defense — 0.9%
AeroVironment, Inc.*	3,000	$238,890
Airbus SE (France)*	40,056	2,869,675
Astrotech Corp.*	7,086	20,195
Axon Enterprise, Inc.*	4,200	412,146
Boeing Co. (The)	5,333	977,539
Bombardier, Inc. (Canada) (Class B Stock)*(a)	512,841	158,657
CAE, Inc. (Canada)	20,700	335,750
Dassault Aviation SA (France)*	4,178	3,876,403
HEICO Corp. (Class A Stock)	5,074	412,212
Hexcel Corp.(a)	10,810	488,828
L3Harris Technologies, Inc.	976	165,598
Leonardo SpA (Italy)	181,867	1,216,336
Meggitt PLC (United Kingdom)	251,588	920,650
Mercury Systems, Inc.*	6,200	487,692
Northrop Grumman Corp.	8,517	2,618,467
Rolls-Royce Holdings PLC (United Kingdom)*	231,771	818,712
Spirit AeroSystems Holdings, Inc. (Class A Stock)	9,000	215,460
Thales SA (France)	104,177	8,444,821

		24,678,031

Air Freight & Logistics — 0.2%
United Parcel Service, Inc. (Class B Stock)	46,841	5,207,782
XPO Logistics, Inc.*(a)	5,600	432,600

		5,640,382

Airlines — 0.0%
Air Arabia PJSC (United Arab Emirates)	830,230	278,205
Alaska Air Group, Inc.	11,122	403,284
JetBlue Airways Corp.*(a)	40,600	442,540
United Airlines Holdings, Inc.*	50	1,730

		1,125,759

Auto Components — 0.6%
Aptiv PLC	550	42,856
Autoliv, Inc. (Sweden)	10,030	647,035
Bridgestone Corp. (Japan)	34,900	1,121,929
CIE Automotive SA (Spain)	13,298	234,876
Denso Corp. (Japan)	25,700	1,002,415
Freni Brembo SpA (Italy)*(a)	23,126	214,915
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)*	55,246	163,520
Gentex Corp.	22,962	591,731
Kendrion NV (Netherlands)*	6,623	88,337
Koito Manufacturing Co. Ltd. (Japan)	5,900	237,467
Lear Corp.	4,160	453,523
Magna International, Inc. (Canada)	128,830	5,736,800
Musashi Seimitsu Industry Co. Ltd. (Japan)	36,100	321,282
NGK Spark Plug Co. Ltd. (Japan)	19,800	283,606
Nifco, Inc. (Japan)	13,400	285,901
Nippon Seiki Co. Ltd. (Japan)	27,100	315,583
Stanley Electric Co. Ltd. (Japan)	149,000	3,587,834

COMMON STOCKS (continued)	Shares	Value
Auto Components (continued)
Tenneco, Inc. (Class A Stock)*(a)	14,000	$105,840
Toyo Tire Corp. (Japan)	35,500	478,062
Veoneer, Inc. (Sweden)*(a)	19,730	210,914
Workhorse Group, Inc.*(a)	32,100	558,219

		16,682,645

Automobiles — 0.6%
Daimler AG (Germany)*	38,800	1,584,975
Maruti Suzuki India Ltd. (India)	17,078	1,314,856
Mitsubishi Motors Corp. (Japan)	316,100	780,568
Suzuki Motor Corp. (Japan)	28,000	950,366
Tesla, Inc.*(a)	6,284	6,785,526
Toyota Motor Corp. (Japan)	52,100	3,266,831

		14,683,122

Banks — 3.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	125,144	1,089,038
Atlantic Union Bankshares Corp	23,125	535,575
Axis Bank Ltd. (India)	318,255	1,705,787
Banco Bradesco SA (Brazil), ADR	275,316	1,048,954
Banco Comercial Portugues SA (Portugal) (Class R Stock)*(a)	3,956,217	479,542
Bank Central Asia Tbk PT (Indonesia)	1,518,200	3,031,472
Bank Negara Indonesia Persero Tbk PT (Indonesia)	3,215,200	1,031,654
Bank of America Corp.	450,360	10,696,050
BankUnited, Inc.	28,400	575,100
BAWAG Group AG (Austria), 144A*	68,398	2,372,205
BNP Paribas SA (France)*	89,358	3,572,641
Boston Private Financial Holdings, Inc.	46,725	321,468
Capitec Bank Holdings Ltd. (South Africa)	5,031	250,136
County Bancorp, Inc.	5,100	106,743
Credicorp Ltd. (Peru)	11,767	1,572,895
Eagle Bancorp, Inc.	11,930	390,708
East West Bancorp, Inc.	15,553	563,641
Erste Group Bank AG (Austria)*	88,124	2,085,819
Fifth Third Bancorp	33,913	653,843
FinecoBank Banca Fineco SpA (Italy)*	58,887	798,022
First Abu Dhabi Bank PJSC (United Arab Emirates)	370,647	1,134,807
First Business Financial Services, Inc.	18,288	300,838
First Citizens BancShares, Inc. (Class A Stock)	1,550	627,781
First Internet Bancorp	7,728	128,439
Fukuoka Financial Group, Inc. (Japan)	23,300	367,760
Hilltop Holdings, Inc.	21,800	402,210
Home BancShares, Inc.	37,680	579,518
HSBC Holdings PLC (United Kingdom)	253,135	1,187,004
ICICI Bank Ltd. (India), ADR	104,223	968,232
ING Groep NV (Netherlands)	410,681	2,873,198
JPMorgan Chase & Co.	95,712	9,002,671
KBC Group NV (Belgium)	43,220	2,498,125
Kotak Mahindra Bank Ltd. (India)	31,037	558,254
Lloyds Banking Group PLC (United Kingdom)	4,887,221	1,893,265
Mitsubishi UFJ Financial Group, Inc. (Japan)	596,300	2,338,144

SEE NOTES TO FINANCIAL STATEMENTS.

A364

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Banks (continued)
National Bank of Canada (Canada)	38,754	$1,756,148
Nordea Bank Abp (Finland)*	394,538	2,742,701
OTP Bank Nyrt (Hungary)*	20,956	736,816
Park National Corp.	6,370	448,321
Pinnacle Financial Partners, Inc.	14,386	604,068
PNC Financial Services Group, Inc. (The)	11,035	1,160,992
Renasant Corp.	21,530	536,097
Sberbank of Russia PJSC (Russia), ADR*	216,493	2,468,994
Seacoast Banking Corp. of Florida*	22,600	461,040
Signature Bank	6,619	707,704
South State Corp.	10,090	480,889
Sterling Bancorp(a)	44,800	525,056
Swedbank AB (Sweden) (Class A Stock)*	159,166	2,043,696
TCF Financial Corp.	21,503	632,618
Truist Financial Corp.	7,686	288,609
United Overseas Bank Ltd. (Singapore)	151,500	2,205,890
Van Lanschot Kempen NV (Netherlands)*	14,376	210,478
Webster Financial Corp.	12,602	360,543
Wells Fargo & Co.	90,349	2,312,934
WesBanco, Inc.	18,733	380,467

		78,805,600

Beverages — 0.8%
Coca-Cola Co. (The)	62,304	2,783,743
Coca-Cola Consolidated, Inc.(a)	1,020	233,774
Constellation Brands, Inc. (Class A Stock)	1,613	282,194
Diageo PLC (United Kingdom)	43,134	1,435,207
Keurig Dr. Pepper, Inc.(a)	12,721	361,276
Kirin Holdings Co. Ltd. (Japan)	72,600	1,531,031
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	11,767	2,436,904
Monster Beverage Corp.*	11,124	771,116
National Beverage Corp.*(a)	5,810	354,526
PepsiCo, Inc.	36,454	4,821,406
Treasury Wine Estates Ltd. (Australia)	319,097	2,320,507
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	370,000	2,795,806

		20,127,490

Biotechnology — 1.8%
AbbVie, Inc.	166,385	16,335,679
Abcam PLC (United Kingdom)	68,720	1,133,875
ACADIA Pharmaceuticals, Inc.*(a)	6,900	334,443
Acceleron Pharma, Inc.*	5,470	521,127
Aimmune Therapeutics, Inc.*(a)	19,600	327,516
Alexion Pharmaceuticals, Inc.*	19,389	2,176,221
Alkermes PLC*	24,460	474,646
Alnylam Pharmaceuticals, Inc.*	5,580	826,454
Argenx SE (Netherlands), ADR*(a)	4,188	943,263
Arrowhead Pharmaceuticals, Inc.*	10,400	449,176
BioMarin Pharmaceutical, Inc.*(a)	8,455	1,042,840
Bluebird Bio, Inc.*(a)	7,500	457,800
Blueprint Medicines Corp.*	7,650	596,700
Clovis Oncology, Inc.*(a)	9,800	66,150

COMMON STOCKS (continued)	Shares	Value
Biotechnology (continued)
Exact Sciences Corp.*(a)	12,957	$1,126,482
Exelixis, Inc.*	19,200	455,808
FibroGen, Inc.*	17,700	717,381
Galapagos NV (Belgium)*	8,870	1,748,885
Genprex, Inc.*(a)	30,900	97,026
Genus PLC (United Kingdom)	15,866	694,577
Hualan Biological Engineering, Inc. (China) (Class A Stock)	112,128	798,490
Immunomedics, Inc.*	13,200	467,808
Incyte Corp.*	12,213	1,269,786
Ionis Pharmaceuticals, Inc.*(a)	7,579	446,858
Iovance Biotherapeutics, Inc.*	10,700	293,715
Mirati Therapeutics, Inc.*	4,100	468,097
Moderna, Inc.*(a)	16,400	1,053,044
Momenta Pharmaceuticals, Inc.*	12,100	402,567
MorphoSys AG (Germany)*	1,095	139,317
Neurocrine Biosciences, Inc.*	5,250	640,500
Portola Pharmaceuticals, Inc.*	24,800	446,152
Regeneron Pharmaceuticals, Inc.*	451	281,266
Sage Therapeutics, Inc.*	10,970	456,133
Sarepta Therapeutics, Inc.*(a)	3,400	545,156
Seattle Genetics, Inc.*	7,243	1,230,731
Ultragenyx Pharmaceutical, Inc.*(a)	14,670	1,147,487
United Therapeutics Corp.*	5,755	696,355
Vertex Pharmaceuticals, Inc.*	19,971	5,797,781

		47,107,292

Building Products — 0.2%
American Woodmark Corp.*	4,840	366,146
Apogee Enterprises, Inc.	12,290	283,162
Assa Abloy AB (Sweden) (Class B Stock)	38,961	798,962
Blue Star Ltd. (India)(original cost $259,479; purchased 05/16/19-06/04/20)(f)	29,504	195,845
Cornerstone Building Brands, Inc.*	14,412	87,337
DIRTT Environmental Solutions (Canada)*(a)	90,823	109,715
Johnson Controls International PLC	10,591	361,577
Nitto Boseki Co. Ltd. (Japan)(a)	8,100	403,768
Polypipe Group PLC (United Kingdom)	65,139	351,335
Sanwa Holdings Corp. (Japan)	55,100	494,641
Simpson Manufacturing Co., Inc.	7,300	615,828
Trex Co., Inc.*(a)	5,480	712,783
Tyman PLC (United Kingdom)	97,424	228,656

		5,009,755

Capital Markets — 2.5%
AJ Bell PLC (United Kingdom)	85,269	408,771
Apollo Global Management, Inc.	11,300	564,096
Ashford, Inc.*(a)	2,410	24,462
Avanza Bank Holding AB (Sweden)	44,507	634,971
Blackstone Group, Inc. (The) (Class A Stock)	30,100	1,705,466
Blucora, Inc.*	18,600	212,412
Cboe Global Markets, Inc.	12,633	1,178,406
Charles Schwab Corp. (The)	143,680	4,847,763
CME Group, Inc.	38,737	6,296,312
Draper Esprit PLC (United Kingdom)*	105,903	593,185

SEE NOTES TO FINANCIAL STATEMENTS.

A365

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Capital Markets (continued)
E*TRADE Financial Corp.	107,343	$5,338,167
EQT AB (Sweden)	26,879	485,561
FactSet Research Systems, Inc.	2,368	777,817
Georgia Capital PLC (Georgia)*	7,347	42,545
Goldman Sachs Group, Inc. (The)	11,224	2,218,087
Greenhill & Co., Inc.	11,448	114,366
Intercontinental Exchange, Inc.	31,902	2,922,223
Intermediate Capital Group PLC (United Kingdom)	57,926	929,585
Investec PLC (South Africa)	255,411	514,655
IP Group PLC (United Kingdom)*	117,719	94,226
Julius Baer Group Ltd. (Switzerland)	71,185	3,012,784
KKR & Co., Inc.	22,394	691,527
London Stock Exchange Group PLC (United Kingdom)	34,302	3,562,466
Morgan Stanley	354,141	17,105,010
MSCI, Inc.	1,025	342,166
Ninety One PLC (United Kingdom)*	45,615	117,054
S&P Global, Inc.	14,475	4,769,223
State Street Corp.	1,572	99,901
TD Ameritrade Holding Corp.	11,026	401,126
Tikehau Capital SCA (France)	18,182	490,627
TMX Group Ltd. (Canada)	20,707	2,047,363
Tradeweb Markets, Inc. (Class A Stock)(a)	9,174	533,376
UBS Group AG (Switzerland)	212,205	2,471,458
Virtus Investment Partners, Inc.	3,100	360,499
XP, Inc. (Brazil) (Class A Stock)*	28,591	1,201,108

		67,108,764

Chemicals — 2.0%
Air Liquide SA (France)	10,159	1,472,600
Air Products & Chemicals, Inc.	15,900	3,839,214
Akzo Nobel NV (Netherlands)	47,119	4,253,744
BASF SE (Germany)	23,573	1,327,146
Covestro AG (Germany), 144A*	32,066	1,226,997
Croda International PLC (United Kingdom)	7,976	520,818
Denka Co. Ltd. (Japan)	7,100	173,816
DIC Corp. (Japan)	69,400	1,747,392
DuPont de Nemours, Inc.	34,792	1,848,499
Ecolab, Inc.	2,232	444,056
GCP Applied Technologies, Inc.*	20,065	372,808
Huntsman Corp.	31,793	571,320
Incitec Pivot Ltd. (Australia)	724,485	942,718
Kansai Paint Co. Ltd. (Japan)	45,100	951,406
Koninklijke DSM NV (Netherlands)	17,178	2,391,675
Kraton Corp.*	11,900	205,632
Linde PLC (United Kingdom), (NYSE)	69,826	14,810,793
Linde PLC (United Kingdom), (SGMX)	16,314	3,468,155
Nippon Shokubai Co. Ltd. (Japan)	22,300	1,166,207
Nippon Soda Co. Ltd. (Japan)	11,500	301,695
NOF Corp. (Japan)	13,400	463,795
PPG Industries, Inc.	28,085	2,978,695
RPM International, Inc.	34,694	2,604,132
Sakata INX Corp. (Japan)	41,700	398,158
Shandong Sinocera Functional Material Co. Ltd. (China) (Class A Stock)	84,500	400,472
Sherwin-Williams Co. (The)	3,343	1,931,753

COMMON STOCKS (continued)	Shares	Value
Chemicals (continued)
Sumitomo Seika Chemicals Co. Ltd. (Japan)	7,000	$227,549
Tronox Holdings PLC (Class A Stock)	24,300	175,446
Valvoline, Inc	26,387	510,061
Victrex PLC (United Kingdom)	24,580	598,675
W R Grace & Co	8,977	456,121

		52,781,548

Commercial Services & Supplies — 0.6%
ARC Document Solutions, Inc.	63,502	63,502
Cintas Corp.	6,545	1,743,326
Clean Harbors, Inc.*	9,664	579,647
Country Garden Services Holdings Co. Ltd. (China)	343,000	1,604,083
Covanta Holding Corp.	32,500	311,675
Deluxe Corp.	9,900	233,046
Downer EDI Ltd. (Australia)	406,529	1,249,197
Greentown Service Group Co. Ltd. (China)	270,000	320,272
HomeServe PLC (United Kingdom)	119,953	1,948,912
IAA, Inc.*	12,811	494,120
KAR Auction Services, Inc.	20,511	282,231
SPIE SA (France)	21,506	321,841
Stericycle, Inc.*	11,300	632,574
Waste Connections, Inc.	51,511	4,831,217

		14,615,643

Communications Equipment — 0.3%
Cisco Systems, Inc.	22,182	1,034,569
CommScope Holding Co., Inc.*	25,300	210,749
Lumentum Holdings, Inc.*	7,027	572,209
Motorola Solutions, Inc.	17,708	2,481,422
Nokia OYJ (Finland)*	446,028	1,961,865
Viavi Solutions, Inc.*	47,187	601,162
Zhongji Innolight Co. Ltd. (China) (Class A Stock)*	52,800	473,240

		7,335,216

Construction & Engineering — 0.2%
Arcosa, Inc.	10,600	447,320
Jacobs Engineering Group, Inc.	32,379	2,745,739
JGC Holdings Corp. (Japan)	88,500	939,133
Maeda Corp. (Japan)	62,000	472,613
MasTec, Inc.*(a)	9,700	435,239

		5,040,044

Construction Materials — 0.0%
HeidelbergCement AG (Germany)	19,824	1,067,521

Consumer Finance — 0.3%
Ally Financial, Inc.	11,000	218,130
American Express Co.	11,890	1,131,928
Capital One Financial Corp.	63,821	3,994,556
Funding Circle Holdings PLC (United Kingdom), 144A*	302,310	256,982
LendingTree, Inc.*	180	52,115
Shriram Transport Finance Co. Ltd. (India)	92,677	844,549

SEE NOTES TO FINANCIAL STATEMENTS.

A366

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Consumer Finance (continued)
SLM Corp.	55,400	$389,462

		6,887,722

Containers & Packaging — 0.9%
Amcor PLC, CDI	498,560	5,040,284
Avery Dennison Corp.	18,812	2,146,261
Ball Corp.	59,725	4,150,290
Crown Holdings, Inc.*	6,600	429,858
Graphic Packaging Holding Co.(a)	46,200	646,338
Huhtamaki OYJ (Finland)*	9,594	379,388
International Paper Co.	71,788	2,527,656
Packaging Corp. of America	52,609	5,250,378
Sealed Air Corp.	40,892	1,343,302
Sonoco Products Co.(a)	13,600	711,144
Westrock Co.	42,193	1,192,374

		23,817,273

Distributors — 0.0%
Core-Mark Holding Co., Inc.	11,800	294,469
PALTAC Corp. (Japan)	8,400	385,941
Pool Corp.	1,860	505,678

		1,186,088

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	37,000	991,746
Bright Horizons Family Solutions, Inc.*	8,527	999,364
frontdoor, Inc.*	6,450	285,928
Graham Holdings Co. (Class B Stock)	1,090	373,510
Hope Education Group Co. Ltd. (China), 144A*	2,526,000	868,208
IDP Education Ltd. (Australia)	20,082	218,180
Service Corp. International	8,230	320,065
ServiceMaster Global Holdings, Inc.*	13,600	485,384

		4,542,385

Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	209,749	1,516,629
Equitable Holdings, Inc.	254,373	4,906,855
Hypoport SE (Germany)*	1,092	486,566
ORIX Corp. (Japan)	136,300	1,679,524
Sprott Physical Gold Trust*	64,700	925,857
Syncona Ltd.*	143,281	438,598
Voya Financial, Inc.(a)	15,350	716,077

		10,670,106

Diversified Telecommunication Services — 0.8%
AT&T, Inc.	72,413	2,189,045
ATN International, Inc.	6,670	404,002
Bharti Infratel Ltd. (India)	331,956	972,120
BT Group PLC (United Kingdom)	928,824	1,321,951
GCI Liberty, Inc. (Class A Stock)*	5,200	369,824
Helios Towers PLC (Tanzania)*	315,713	583,807
KT Corp. (South Korea)	12,578	247,910
KT Corp. (South Korea), ADR	99,824	972,286
Liberty Global PLC (United Kingdom) (Class C Stock)*	13,367	287,524
Liberty Latin America Ltd. (Chile) (Class A Stock)*	16,092	156,414

COMMON STOCKS (continued)	Shares	Value
Diversified Telecommunication Services (continued)
Liberty Latin America Ltd. (Chile) (Class C Stock)*	4,587	$43,301
Nippon Telegraph & Telephone Corp. (Japan)	382,600	8,916,586
Orange SA (France)	103,670	1,242,340
Sarana Menara Nusantara Tbk PT (Indonesia)(original cost $1,497,386; purchased 05/21/19-06/10/20)(f)	28,300,600	2,024,744
Telefonica Deutschland Holding AG (Germany)	341,361	1,013,410

		20,745,264

Electric Utilities — 1.5%
American Electric Power Co., Inc.	23,071	1,837,374
Edison International	17,688	960,635
EDP - Energias do Brasil SA (Brazil)	315,156	1,018,820
Electricite de France SA (France)	145,691	1,352,724
Entergy Corp.	34,577	3,243,668
Eversource Energy	15,358	1,278,861
Hawaiian Electric Industries, Inc.	17,500	631,050
Iberdrola SA (Spain)	302,106	3,511,544
NextEra Energy, Inc.	86,388	20,747,806
OGE Energy Corp.	13,068	396,745
Southern Co. (The)	97,151	5,037,279
Spark Energy, Inc. (Class A Stock)	30,900	218,463
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	59,630	312,180

		40,547,149

Electrical Equipment — 0.5%
Generac Holdings, Inc.*	3,575	435,900
Hubbell, Inc.	2,340	293,342
Idec Corp. (Japan)	16,200	258,344
Mabuchi Motor Co. Ltd. (Japan)	10,600	337,744
Mitsubishi Electric Corp. (Japan)	278,700	3,622,225
nVent Electric PLC	30,800	576,884
Plug Power, Inc.*(a)	117,300	963,033
Polycab India Ltd. (India)	6,137	64,323
Prysmian SpA (Italy)	53,584	1,245,974
Rockwell Automation, Inc.	19,121	4,072,773
TPI Composites, Inc.*	9,400	219,678

		12,090,220

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	18,846	1,805,635
Avnet, Inc.	19,960	556,585
Barco NV (Belgium)	1,741	308,938
Carel Industries SpA (Italy), 144A	46,342	853,734
CDW Corp.	1,335	155,100
Cognex Corp.	12,376	739,095
Coherent, Inc.*	4,350	569,763
Dolby Laboratories, Inc. (Class A Stock)	10,600	698,222
Hexagon AB (Sweden) (Class B Stock)*	9,527	560,495
Hitachi Ltd. (Japan)	82,500	2,620,790
Horiba Ltd. (Japan)	4,400	232,190
Iteris, Inc.*	48,300	229,666

SEE NOTES TO FINANCIAL STATEMENTS.

A367

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Itron, Inc.*	8,100	$536,625
Keysight Technologies, Inc.*	36,331	3,661,438
LightPath Technologies, Inc. (Class A Stock)*	60,600	202,404
Littelfuse, Inc.	3,883	662,556
Murata Manufacturing Co. Ltd. (Japan)	46,100	2,702,893
Nippon Ceramic Co. Ltd. (Japan)	10,300	217,348
Renishaw PLC (United Kingdom)	11,065	552,678
Sensirion Holding AG (Switzerland), 144A*	7,655	366,480
Shimadzu Corp. (Japan)	18,600	495,758
Taiwan Union Technology Corp. (Taiwan)	118,000	575,126
Taiyo Yuden Co. Ltd. (Japan)	10,400	323,649
TE Connectivity Ltd	20,080	1,637,524
Trimble, Inc.*	12,300	531,237

		21,795,929

Energy Equipment & Services — 0.2%
Dril-Quip, Inc.*	3,620	107,840
Halliburton Co.	118,995	1,544,555
KLX Energy Services Holdings, Inc.*(a)	12,321	26,490
Modec, Inc. (Japan)	30,200	427,182
Natural Gas Services Group, Inc.*	21,188	132,849
Oceaneering International, Inc.*	14,589	93,223
Schlumberger Ltd.	5,356	98,497
Tenaris SA (Luxembourg), ADR(a)	92,700	1,198,611
Worley Ltd. (Australia)	114,221	694,613

		4,323,860

Entertainment — 0.9%
Capcom Co. Ltd. (Japan)	9,100	332,879
Electronic Arts, Inc.*	598	78,966
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	10,701	312,255
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	5,263	166,890
Netflix, Inc.*	21,616	9,836,145
Roku, Inc.*(a)	4,100	477,773
Sea Ltd. (Taiwan), ADR*(a)	26,525	2,844,541
Spotify Technology SA*(a)	9,322	2,406,847
Walt Disney Co. (The)	58,741	6,550,209
World Wrestling Entertainment, Inc. (Class A Stock)(a)	4,500	195,525
Zynga, Inc. (Class A Stock)*	63,616	606,897

		23,808,927

Equity Real Estate Investment Trusts (REITs) — 4.9%
Acadia Realty Trust	114,307	1,483,705
Alexander & Baldwin, Inc.	27,080	330,105
Alexandria Real Estate Equities, Inc.(a)	25,217	4,091,458
American Campus Communities, Inc.	121,730	4,255,681
American Tower Corp.	18,000	4,653,720
Americold Realty Trust	8,700	315,810
Ashford Hospitality Trust, Inc.	42,240	30,523
AvalonBay Communities, Inc.	47,984	7,420,246
Boston Properties, Inc.	6,788	613,499
Braemar Hotels & Resorts, Inc.	26,318	75,269

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	59,827	$5,457,419
Colony Capital, Inc.	91,688	220,051
Crown Castle International Corp.	19,868	3,324,910
CubeSmart	102,897	2,777,190
CyrusOne, Inc.(a)	5,200	378,300
Daiwa Office Investment Corp. (Japan)	57	315,368
Digital Realty Trust, Inc.(a)	5,403	767,820
Douglas Emmett, Inc.	135,539	4,155,626
EastGroup Properties, Inc.	17,183	2,038,076
Equity Commonwealth	16,600	534,520
Equity LifeStyle Properties, Inc.	39,815	2,487,641
Equity Residential	97,686	5,745,891
Essex Property Trust, Inc.	15,104	3,461,384
Federal Realty Investment Trust	12,309	1,048,850
First Industrial Realty Trust, Inc.	8,340	320,590
GEO Group, Inc. (The)	13,800	163,254
Great Portland Estates PLC (United Kingdom)	142,358	1,115,362
Healthcare Realty Trust, Inc.(a)	72,021	2,109,495
Healthcare Trust of America, Inc. (Class A Stock)(a)	74,374	1,972,398
Highwoods Properties, Inc	30,647	1,144,053
Hoshino Resorts REIT, Inc. (Japan)	119	516,285
Host Hotels & Resorts, Inc.(a)	55,140	594,961
Hudson Pacific Properties, Inc.	71,390	1,796,172
Independence Realty Trust, Inc.(a)	47,851	549,808
Industrial & Infrastructure Fund Investment Corp. (Japan)	237	383,769
Industrial Logistics Properties Trust(a)	23,105	474,808
Inmobiliaria Colonial Socimi SA (Spain)*	81,480	720,557
Innovative Industrial Properties, Inc.(a)	2,400	211,248
Investors Real Estate Trust	4,170	293,943
Invitation Homes, Inc.	27,850	766,710
JBG SMITH Properties	130,889	3,870,388
Kilroy Realty Corp.	17,790	1,044,273
National Retail Properties, Inc.	20,700	734,436
Office Properties Income Trust(a)	9,301	241,547
Omega Healthcare Investors, Inc.	9,900	294,327
Paramount Group, Inc.	58,783	453,217
Pebblebrook Hotel Trust(a)	9,317	127,270
Power REIT*	5,592	160,770
Prologis, Inc.	265,874	24,814,020
PS Business Parks, Inc.	10,601	1,403,572
Public Storage(a)	20,892	4,008,966
Rayonier, Inc.(a)	53,351	1,322,571
Regency Centers Corp.	37,497	1,720,737
Rexford Industrial Realty, Inc.	35,216	1,458,999
RLJ Lodging Trust(a)	37,668	355,586
RPT Realty	47,907	333,433
Sabra Health Care REIT, Inc.	24,139	348,326
Simon Property Group, Inc.	31,030	2,121,831
SL Green Realty Corp.(a)	49,044	2,417,379
STAG Industrial, Inc.	22,878	670,783
Sun Communities, Inc.	25,674	3,483,448
Sunstone Hotel Investors, Inc.	105,161	857,062
Terreno Realty Corp.(a)	37,859	1,992,898
Urban Edge Properties	89,432	1,061,558
VICI Properties, Inc.(a)	15,000	302,850

SEE NOTES TO FINANCIAL STATEMENTS.

A368

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust(a)	8,321	$317,945
Welltower, Inc.	32,489	1,681,306
Weyerhaeuser Co.	98,418	2,210,468
WP Carey, Inc.	8,700	588,555
Xenia Hotels & Resorts, Inc.	32,100	299,493

		129,814,489

Food & Staples Retailing — 0.6%
Casey’s General Stores, Inc.	3,960	592,099
Costco Wholesale Corp.	4,866	1,475,420
CP ALL PCL (Thailand)*	886,500	1,952,994
Georgia Healthcare Group PLC (Georgia), 144A*	49,197	58,675
Jeronimo Martins SGPS SA (Portugal)*	163,645	2,866,381
Jiajiayue Group Co. Ltd. (China) (Class A Stock)	122,700	855,591
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	40,900	1,484,394
Naked Wines PLC (United Kingdom)(a)	53,341	292,013
PriceSmart, Inc.	5,870	354,137
Rite Aid Corp.*(a)	4,026	68,684
Seven & i Holdings Co. Ltd. (Japan)	68,400	2,232,921
Sprouts Farmers Market, Inc.*	17,312	443,014
United Natural Foods, Inc.*(a)	11,880	216,335
Walmart, Inc.	1,022	122,415
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	67,701	873,075
Zur Rose Group AG (Switzerland)*	4,583	1,255,794

		15,143,942

Food Products — 0.9%
Cal-Maine Foods, Inc.*(a)	9,520	423,450
China Feihe Ltd. (China), 144A	314,000	633,470
China Mengniu Dairy Co. Ltd. (China)*	350,000	1,343,302
Edita Food Industries SAE (Egypt), 144A, GDR(original cost $24,339; purchased 03/27/15)(f)	3,964	12,276
Edita Food Industries SAE (Egypt), GDR	16,145	49,998
Ezaki Glico Co. Ltd. (Japan)	36,800	1,753,900
Farmer Bros., Co.*	12,020	88,227
Ingredion, Inc.	8,530	707,990
McCormick & Co., Inc.	7,898	1,416,980
Mondelez International, Inc. (Class A Stock)	72,681	3,716,180
Nestle SA (Switzerland)	65,592	7,274,344
Post Holdings, Inc.*	5,380	471,396
Sakata Seed Corp. (Japan)	7,200	228,946
Simply Good Foods Co. (The)*	24,100	447,778
Tyson Foods, Inc. (Class A Stock)	88,230	5,268,213

		23,836,450

Gas Utilities — 0.2%
Atmos Energy Corp.	33,480	3,333,938
National Fuel Gas Co.	12,737	534,063
Southwest Gas Holdings, Inc.	9,105	628,700

		4,496,701

COMMON STOCKS (continued)	Shares	Value
Health Care Equipment & Supplies — 3.4%
Abbott Laboratories	7,720	$705,840
Alcon, Inc. (Switzerland)*	26,691	1,545,333
Ambu A/S (Denmark) (Class B Stock)	40,241	1,271,600
Becton, Dickinson & Co.(a)	48,440	11,590,239
BioMerieux (France)*	2,373	327,231
Boston Scientific Corp.*	108,719	3,817,124
Cochlear Ltd. (Australia)	4,464	587,360
Cooper Cos., Inc. (The)	3,870	1,097,687
Danaher Corp.	151,726	26,829,709
DexCom, Inc.*	372	150,809
DiaSorin SpA (Italy)	6,191	1,189,930
Elekta AB (Sweden) (Class B Stock)	100,426	940,053
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	77,584	1,777,062
Getinge AB (Sweden) (Class B Stock)	86,405	1,612,666
Guangzhou Wondfo Biotech Co. Ltd. (China) (Class A Stock)	24,600	363,714
GVS SpA (Italy), 144A*	32,960	383,266
Haemonetics Corp.*	7,360	659,162
Inogen, Inc.*	3,570	126,806
Insulet Corp.*	3,311	643,195
Intuitive Surgical, Inc.*	8,245	4,698,248
Koninklijke Philips NV (Netherlands)*	136,152	6,386,816
LivaNova PLC*	6,426	309,283
Masimo Corp.*	3,040	693,090
Medtronic PLC	48,449	4,442,773
Nakanishi, Inc. (Japan)	25,900	337,368
Nevro Corp.*	3,500	418,145
Nipro Corp. (Japan)	43,400	479,018
OraSure Technologies, Inc.*	21,000	244,230
Penumbra, Inc.*(a)	4,260	761,773
Quidel Corp.*	3,900	872,586
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	448,000	996,236
Smith & Nephew PLC (United Kingdom)	49,495	928,338
Stryker Corp.	56,269	10,139,111
Tandem Diabetes Care, Inc.*	7,000	692,440
Teleflex, Inc.	66	24,023
Terumo Corp. (Japan)	22,100	838,741
Zimmer Biomet Holdings, Inc.	9,330	1,113,629

		89,994,634

Health Care Providers & Services — 2.0%
Ambea AB (Sweden), 144A*	68,219	350,610
Amedisys, Inc.*	3,560	706,803
Amplifon SpA (Italy)*	66,899	1,787,626
Anthem, Inc.	20,704	5,444,738
Centene Corp.*	30,566	1,942,469
Chemed Corp.	1,160	523,241
Cigna Corp.	33,337	6,255,688
CVS Health Corp.	59,764	3,882,867
Dr. Lal PathLabs Ltd. (India), 144A	1,210	25,050
HCA Healthcare, Inc.	66,796	6,483,220
Humana, Inc.	7,385	2,863,534
Hygeia Healthcare Holdings Co. Ltd. (China), 144A*	41,008	141,270

SEE NOTES TO FINANCIAL STATEMENTS.

A369

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Health Care Providers & Services (continued)
Integrated Diagnostics Holdings PLC (Egypt), 144A*	67,975	$260,183
MEDNAX, Inc.*(a)	25,966	444,019
Molina Healthcare, Inc.*	10,395	1,850,102
Select Medical Holdings Corp.*	31,475	463,627
Sinopharm Group Co. Ltd. (China) (Class H Stock)	241,200	620,197
Terveystalo OYJ (Finland), 144A*	41,106	406,258
UnitedHealth Group, Inc.	66,421	19,590,874

		54,042,376

Health Care Technology — 0.2%
Simulations Plus, Inc.(a)	8,700	520,434
Teladoc Health, Inc.*(a)	17,774	3,391,990
Veeva Systems, Inc. (Class A Stock)*(a)	9,757	2,287,236

		6,199,660

Hotels, Restaurants & Leisure — 1.4%
Aramark	14,600	329,522
Bloomin’ Brands, Inc.(a)	12,447	132,685
Brinker International, Inc.	7,640	183,360
BTG Hotels Group Co. Ltd. (China) (Class A Stock)*	308,619	672,463
Caesars Entertainment Corp.*(a)	40,300	488,839
Carrols Restaurant Group, Inc.*	17,600	85,184
Cheesecake Factory, Inc. (The)(a)	8,440	193,445
Chipotle Mexican Grill, Inc.*	965	1,015,528
Denny’s Corp.*(a)	23,515	237,502
Dunkin’ Brands Group, Inc.	10,300	671,869
Galaxy Entertainment Group Ltd. (Macau)	107,000	728,899
Hilton Worldwide Holdings, Inc.	86,436	6,348,724
Huazhu Group Ltd. (China), ADR(a)	2,540	89,027
Las Vegas Sands Corp.	17,426	793,580
Marriott International, Inc. (Class A Stock)	54,967	4,712,321
McDonald’s Corp.	44,758	8,256,508
Noodles & Co.*	20,600	124,630
Penn National Gaming, Inc.*(a)	15,154	462,803
Planet Fitness, Inc. (Class A Stock)*	16,460	996,982
Playtech PLC (United Kingdom)	296,510	1,038,889
Restaurant Brands International, Inc. (Canada)	275	15,023
Round One Corp. (Japan)	51,800	373,864
Scientific Games Corp.*(a)	18,000	278,280
SSP Group PLC (United Kingdom)	71,617	230,125
Vail Resorts, Inc.	1,600	291,440
Wyndham Destinations, Inc.	17,694	498,617
Wyndham Hotels & Resorts, Inc.	13,094	558,066
Wynn Resorts Ltd.	486	36,202
Yum! Brands, Inc.	87,200	7,578,552

		37,422,929

Household Durables — 0.5%
Cairn Homes PLC (Ireland)	413,118	419,915
Century Communities, Inc.*	17,101	524,317
Fujitsu General Ltd. (Japan)	126,900	2,598,993

COMMON STOCKS (continued)	Shares	Value
Household Durables (continued)
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	646,941	$5,192,992
Haier Electronics Group Co. Ltd. (China)	223,000	675,494
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	66,800	426,290
JS Global Lifestyle Co. Ltd. (Hong Kong), 144A	686,000	657,632
MDC Holdings, Inc.	15,428	550,780
Skyline Champion Corp.*	15,188	369,676
Tempur Sealy International, Inc.*(a)	7,360	529,552

		11,945,641

Household Products — 0.3%
Clorox Co. (The)	5,582	1,224,523
Colgate-Palmolive Co.	21,684	1,588,570
Essity AB (Sweden) (Class B Stock)*	94,320	3,052,365
Kimberly-Clark Corp.	11,390	1,609,976
WD-40 Co.(a)	2,570	509,631

		7,985,065

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	21,096	305,681
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	805,000	452,293
Electric Power Development Co. Ltd. (Japan)	13,700	259,902
NTPC Ltd. (India)	2,031,516	2,575,235

		3,593,111

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	1,717	205,473
CK Hutchison Holdings Ltd. (United Kingdom)	421,228	2,708,663
DCC PLC (United Kingdom)	8,268	692,355
Fosun International Ltd. (China)	964,500	1,232,499
General Electric Co.	1,783,259	12,179,659
Honeywell International, Inc.	59,638	8,623,059
Roper Technologies, Inc.	24,965	9,692,911
Siemens AG (Germany)	24,921	2,957,062
SM Investments Corp. (Philippines)*	51,050	968,506
Smiths Group PLC (United Kingdom)	86,222	1,514,641

		40,774,828

Insurance — 3.2%
AIA Group Ltd. (Hong Kong)	715,200	6,685,728
Allianz SE (Germany)	14,713	3,022,623
American International Group, Inc.	351,387	10,956,247
Aon PLC (Class A Stock)	16,872	3,249,547
Arch Capital Group Ltd.*	19,200	550,080
Argo Group International Holdings Ltd.	7,101	247,328
AXA SA (France)*(a)	196,502	4,145,950
Axis Capital Holdings Ltd.	12,210	495,238
Chubb Ltd.	63,017	7,979,213
CNA Financial Corp.	2,176	69,958
CNO Financial Group, Inc.(a)	35,853	558,231
eHealth, Inc.*	2,350	230,864
Fidelity National Financial, Inc.	10,587	324,597

SEE NOTES TO FINANCIAL STATEMENTS.

A370

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Insurance (continued)
First American Financial Corp.	14,586	$700,420
Hanover Insurance Group, Inc. (The)	6,260	634,326
Hartford Financial Services Group, Inc. (The)	58,948	2,272,445
Hiscox Ltd. (United Kingdom)	196,994	1,937,827
Kemper Corp.	9,688	702,574
Markel Corp.*	594	548,363
Marsh & McLennan Cos., Inc.	111,820	12,006,113
MetLife, Inc.	102,758	3,752,722
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,387	1,404,949
Old Republic International Corp.	38,704	631,262
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	2,320,000	1,922,250
Powszechny Zaklad Ubezpieczen SA (Poland)	183,382	1,345,670
Principal Financial Group, Inc.	19,354	803,965
Progressive Corp. (The)	21,779	1,744,716
Reinsurance Group of America, Inc.	5,100	400,044
RenaissanceRe Holdings Ltd. (Bermuda)	1,460	249,704
Sampo OYJ (Finland) (Class A Stock)	72,915	2,521,760
Selective Insurance Group, Inc.	11,400	601,236
Sompo Holdings, Inc. (Japan)	54,400	1,869,971
Steadfast Group Ltd. (Australia)	207,845	485,845
Suncorp Group Ltd. (Australia)	179,514	1,143,272
Willis Towers Watson PLC	22,437	4,418,967
Zurich Insurance Group AG (Switzerland)	8,408	2,978,068

		83,592,073

Interactive Media & Services — 3.4%
58.com, Inc. (China), ADR*	33,364	1,799,654
Alphabet, Inc. (Class A Stock)*	2,169	3,075,750
Alphabet, Inc. (Class C Stock)*	19,591	27,694,033
Baidu, Inc. (China), ADR*	16,600	1,990,174
Facebook, Inc. (Class A Stock)*	98,489	22,363,897
IAC/InterActiveCorp*	9,677	3,129,542
JOYY, Inc. (China), ADR*(a)	10,316	913,482
Match Group, Inc.*(a)	559	59,841
NAVER Corp. (South Korea)	32,511	7,274,949
Rightmove PLC (United Kingdom)	32,665	222,086
Scout24 AG (Germany), 144A	15,295	1,192,649
Snap, Inc. (Class A Stock)*(a)	185,435	4,355,868
Tencent Holdings Ltd. (China)	170,700	11,007,000
Z Holdings Corp. (Japan)	760,200	3,711,834
Zillow Group, Inc. (Class A Stock)*(a)	8,450	485,706

		89,276,465

Internet & Direct Marketing Retail — 3.7%
Alibaba Group Holding Ltd. (China), ADR*	94,958	20,482,441
Amazon.com, Inc.*	17,166	47,357,904
ASOS PLC (United Kingdom)*	68,484	2,933,180
Booking Holdings, Inc.*	2,512	3,999,958
Etsy, Inc.*	9,988	1,061,025
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	49,496	854,796

COMMON STOCKS (continued)	Shares	Value
Internet & Direct Marketing Retail (continued)
Groupon, Inc.*	4,740	$85,889
Grubhub, Inc.*	7,530	529,359
Just Eat Takeaway.com NV (Netherlands), 144A*	6,772	707,283
MercadoLibre, Inc. (Argentina)*	2,197	2,165,737
Naspers Ltd. (South Africa) (Class N Stock)	39,097	7,164,313
Ocado Group PLC (United Kingdom)*	68,162	1,718,947
Prosus NV (China)*	54,005	5,036,956
Quotient Technology, Inc.*	40,100	293,532
Shop Apotheke Europe NV (Netherlands), 144A*	6,787	813,096
Trainline PLC (United Kingdom), 144A*	121,667	660,871
Trip.com Group Ltd. (China), ADR*	1,046	27,112
Vipshop Holdings Ltd. (China), ADR*	19,400	386,254
Wayfair, Inc. (Class A Stock)*(a)	3,910	772,655
Zalando SE (Germany), 144A*	19,245	1,365,590

		98,416,898

IT Services — 4.1%
Accenture PLC (Class A Stock)	27,650	5,937,008
Adyen NV (Netherlands), 144A*	1,459	2,133,464
Amadeus IT Group SA (Spain)	34,760	1,818,178
Automatic Data Processing, Inc.	15,154	2,256,279
Black Knight, Inc.*	7,175	520,618
Booz Allen Hamilton Holding Corp.	4,800	373,392
Broadridge Financial Solutions, Inc.	13,688	1,727,289
CSG Systems International, Inc.	11,642	481,862
Edenred (France)	11,160	486,963
EPAM Systems, Inc.*	4,470	1,126,485
Euronet Worldwide, Inc.*	12,340	1,182,419
Fidelity National Information Services, Inc.	78,850	10,572,996
Fiserv, Inc.*	35,385	3,454,284
FleetCor Technologies, Inc.*	11,488	2,889,577
Fujitsu Ltd. (Japan)	26,700	3,128,148
Global Payments, Inc.	39,839	6,757,491
GoDaddy, Inc. (Class A Stock)*	10,500	769,965
Hexaware Technologies Ltd. (India)	96,146	425,133
Indra Sistemas SA (Spain)*	76,114	601,219
Keywords Studios PLC (Ireland)	33,349	752,719
Mastercard, Inc. (Class A Stock)	27,843	8,233,175
MAXIMUS, Inc.	9,510	669,979
NET One Systems Co. Ltd. (Japan)	30,600	1,027,074
Network International Holdings PLC (United Arab Emirates), 144A*	432,341	2,372,178
NEXTDC Ltd. (Australia)*	79,782	550,466
Okta, Inc.*	5,010	1,003,152
PayPal Holdings, Inc.*	49,961	8,704,705
Shopify, Inc. (Canada) (Class A Stock)*	3,659	3,476,185
Square, Inc. (Class A Stock)*	10,461	1,097,777
StoneCo Ltd. (Brazil) (Class A Stock)*(a)	79,650	3,087,234
Twilio, Inc. (Class A Stock)*	6,466	1,418,770
Visa, Inc. (Class A Stock)(a)	114,595	22,136,316
WEX, Inc.*(a)	4,490	740,895
Wix.com Ltd. (Israel)*	30,285	7,759,623

		109,673,018

SEE NOTES TO FINANCIAL STATEMENTS.

A371

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Leisure Products — 0.1%
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	15,494	$308,953
Brunswick Corp.	8,985	575,130
Peloton Interactive, Inc. (Class A Stock)*	4,487	259,214
Polaris, Inc.	5,204	481,630
Smith & Wesson Brands, Inc.*	4,700	101,144
Spin Master Corp. (Canada), 144A*	26,345	476,019
Thule Group AB (Sweden), 144A	44,579	1,133,342

		3,335,432

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	68,959	6,093,907
Bio-Techne Corp.	2,073	547,417
Charles River Laboratories International, Inc.*	3,670	639,865
Eurofins Scientific SE (Luxembourg)*	1,851	1,168,070
Evotec SE (Germany)*(a)	64,920	1,775,860
Lonza Group AG (Switzerland)	9,979	5,288,921
PRA Health Sciences, Inc.*	5,700	554,553
Repligen Corp.*	3,580	442,524
Syneos Health, Inc.*	7,010	408,333
Tecan Group AG (Switzerland)	3,735	1,327,686
Thermo Fisher Scientific, Inc.	51,644	18,712,687

		36,959,823

Machinery — 1.2%
Aalberts NV (Netherlands)	10,495	347,571
Aida Engineering Ltd. (Japan)	32,300	218,770
Aumann AG (Germany), 144A*	5,258	70,236
CNH Industrial NV (United Kingdom)*	174,937	1,232,972
Colfax Corp.*(a)	18,979	529,514
Cummins, Inc.	3,970	687,842
Deere & Co.	32,676	5,135,033
Douglas Dynamics, Inc.	10,925	383,686
Escorts Ltd. (India)	40,026	550,266
Fortive Corp.	34,887	2,360,454
Fujitec Co. Ltd. (Japan)	25,600	472,463
GEA Group AG (Germany)	46,830	1,489,844
Graco, Inc.	8,123	389,823
Hoshizaki Corp. (Japan)	12,700	1,088,451
Illinois Tool Works, Inc.	11,908	2,082,114
Impro Precision Industries Ltd., 144A	867,000	299,472
Knorr-Bremse AG (Germany)	14,192	1,441,971
Lincoln Electric Holdings, Inc.	8,315	700,456
Manitowoc Co., Inc. (The)*	8,727	94,950
METAWATER Co. Ltd. (Japan)	11,900	546,754
Middleby Corp. (The)*(a)	20,532	1,620,796
Norma Group SE (Germany)*	14,416	386,917
Obara Group, Inc. (Japan)	15,500	473,281
Omega Flex, Inc.(a)	3,300	349,140
Oshkosh Corp.	9,044	647,731
Otis Worldwide Corp.	10,746	611,018
PACCAR, Inc.	19,376	1,450,294
Proto Labs, Inc.*(a)	4,720	530,858
Rotork PLC (United Kingdom)	92,795	323,558
Spirax-Sarco Engineering PLC (United Kingdom)	4,635	574,806
Stanley Black & Decker, Inc.	8,911	1,242,015

COMMON STOCKS (continued)	Shares	Value
Machinery (continued)
Takuma Co. Ltd. (Japan)	15,200	$209,331
Timken Co. (The)	13,500	614,115
Toro Co. (The)	5,100	338,334
Trelleborg AB (Sweden) (Class B Stock)*	16,270	239,704
Trinity Industries, Inc.(a)	11,300	240,577
Wabash National Corp.(a)	20,300	215,586
Weir Group PLC (The) (United Kingdom)	50,755	672,316
Welbilt, Inc.*	24,910	151,702

		31,014,721

Marine — 0.0%
Kirby Corp.*	9,216	493,609
SITC International Holdings Co. Ltd. (China)	461,000	492,317

		985,926

Media — 0.6%
A.H. Belo Corp. (Class A Stock)	22,151	38,321
Altice USA, Inc. (Class A Stock)*	10,426	235,002
Ascential PLC (United Kingdom), 144A	298,467	1,076,598
Cable One, Inc.	219	388,692
Charter Communications, Inc. (Class A Stock)*	3,436	1,752,497
Comcast Corp. (Class A Stock)	101,884	3,971,438
CyberAgent, Inc. (Japan)	9,900	485,643
Daily Journal Corp.*(a)	1,320	356,400
Eutelsat Communications SA (France)	91,177	844,352
Fox Corp. (Class A Stock)(a)	26,230	703,489
Gannett Co., Inc.	41,420	57,160
Informa PLC (United Kingdom)	159,250	932,679
Liberty Broadband Corp. (Class C Stock)*	5,922	734,091
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	11,710	404,229
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	1,030	35,483
oOh!media Ltd. (Australia)	268,851	172,669
Scholastic Corp.	7,168	214,610
Sirius XM Holdings, Inc.(a)	50,747	297,885
WPP PLC (United Kingdom)	216,533	1,698,669
YouGov PLC (United Kingdom)	80,370	766,767

		15,166,674

Metals & Mining — 0.6%
Alcoa Corp.*	25,800	289,992
Antofagasta PLC (Chile)	98,338	1,147,954
BHP Group Ltd. (Australia)	175,237	4,366,662
Compass Minerals International, Inc.	3,630	176,962
Franco-Nevada Corp. (Canada)	12,265	1,713,360
Hitachi Metals Ltd. (Japan)	111,800	1,333,286
Mitsui Mining & Smelting Co. Ltd. (Japan)	37,200	758,434
OZ Minerals Ltd. (Australia)	34,686	266,147
POSCO (South Korea)	4,944	722,615
Reliance Steel & Aluminum Co.	6,185	587,142
Royal Gold, Inc.	3,290	409,013

SEE NOTES TO FINANCIAL STATEMENTS.

A372

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Metals & Mining (continued)
South32 Ltd. (Australia)	1,922,108	$2,725,753
Southern Copper Corp. (Peru)(a)	21,797	866,867
Steel Dynamics, Inc.	19,500	508,755
United States Steel Corp.(a)	27,600	199,272

		16,072,214

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	16,910	218,139
Annaly Capital Management, Inc.	38,077	249,785
Apollo Commercial Real Estate Finance, Inc.	40,055	392,939
Ellington Residential Mortgage REIT(a)	23,222	239,187
Granite Point Mortgage Trust, Inc.	23,081	165,722
Orchid Island Capital, Inc.(a)	67,400	317,454
Ready Capital Corp.	38,426	333,922
Redwood Trust, Inc.(a)	35,515	248,605
Two Harbors Investment Corp.(a)	67,076	338,063

		2,503,816

Multiline Retail — 0.5%
Dollar General Corp.	45,116	8,595,049
Dollar Tree, Inc.*	1,558	144,396
Next PLC (United Kingdom)	23,242	1,412,341
Pan Pacific International Holdings Corp. (Japan)	63,200	1,388,095
Ryohin Keikaku Co. Ltd. (Japan)	16,400	233,723
Target Corp.	4,151	497,829

		12,271,433

Multi-Utilities — 0.9%
Ameren Corp.	55,547	3,908,287
Black Hills Corp.	10,895	617,311
Dominion Energy, Inc.	28,715	2,331,084
Engie SA (France)*	162,645	2,019,057
NiSource, Inc.	62,724	1,426,344
Sempra Energy	114,492	13,421,897

		23,723,980

Oil, Gas & Consumable Fuels — 1.9%
BP PLC (United Kingdom), ADR(a)	100,728	2,348,977
Cheniere Energy, Inc.*	5,619	271,510
Chevron Corp.	30,962	2,762,739
ConocoPhillips	19,868	834,853
CVR Energy, Inc.	12,000	241,320
Delek US Holdings, Inc.(a)	1,271	22,128
Enbridge, Inc. (Canada)	102,574	3,120,301
Eni SpA (Italy)	145,653	1,398,921
EOG Resources, Inc.	80,912	4,099,002
Exxon Mobil Corp.	56,923	2,545,597
Galp Energia SGPS SA (Portugal)	467,064	5,440,259
Gulfport Energy Corp.*(a)	137,066	149,402
Hess Corp.	13,993	724,977
Kosmos Energy Ltd. (Ghana)	52,866	87,758
Lundin Energy AB (Sweden)	50,797	1,245,930
Matador Resources Co.*(a)	12,800	108,800
Parsley Energy, Inc. (Class A Stock)	29,600	316,128
Petronet LNG Ltd. (India)	228,179	776,795
Pioneer Natural Resources Co.	548	53,540

COMMON STOCKS (continued)	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Renewable Energy Group, Inc.*(a)	5,119	$126,849
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	174,438	2,663,947
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	423,499	945,199
SM Energy Co.(a)	26,431	99,116
Targa Resources Corp.(a)	22,190	445,353
TC Energy Corp. (Canada), (NYSE)	140,089	6,004,215
TC Energy Corp. (Canada), (XTSE)	38,184	1,631,314
TOTAL SA (France)(a)	192,866	7,453,251
Williams Cos., Inc. (The)	215,571	4,100,160
World Fuel Services Corp.	9,700	249,872
WPX Energy, Inc.*	48,200	307,516
Zion Oil & Gas, Inc.*(a)	103,900	30,941

		50,606,670

Paper & Forest Products — 0.0%
Mondi PLC (United Kingdom)	34,835	656,111
Verso Corp. (Class A Stock)	16,300	194,948

		851,059

Personal Products — 0.3%
Kao Corp. (Japan)	16,900	1,338,674
LG Household & Health Care Ltd. (South Korea)	1,485	1,666,628
Medifast, Inc.(a)	2,450	339,987
Unilever NV (United Kingdom)	100,714	5,374,587

		8,719,876

Pharmaceuticals — 3.0%
Ampio Pharmaceuticals, Inc.*(a)	113,200	72,097
Astellas Pharma, Inc. (Japan)	164,400	2,743,332
AstraZeneca PLC (United Kingdom), ADR	97,338	5,148,207
Bausch Health Cos., Inc.*(a)	79,190	1,448,385
Bayer AG (Germany)	112,046	8,345,115
Catalent, Inc.*	12,600	923,580
Daiichi Sankyo Co. Ltd. (Japan)	15,300	1,248,415
Elanco Animal Health, Inc.*	124,403	2,668,444
GlaxoSmithKline PLC (United Kingdom), ADR(a)	111,813	4,560,852
Intra-Cellular Therapies, Inc.*	9,440	242,325
Johnson & Johnson	27,157	3,819,089
Laboratorios Farmaceuticos Rovi SA (Spain)	24,223	693,338
Merck & Co., Inc.	16,664	1,288,627
Novartis AG (Switzerland)	61,438	5,378,255
Otsuka Holdings Co. Ltd. (Japan)	142,000	6,189,116
Pacira BioSciences, Inc.*(a)	12,295	645,119
Pfizer, Inc.	130,927	4,281,313
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	2,070	322,961
Roche Holding AG (Switzerland)	27,862	9,704,907
Royalty Pharma PLC (Class A Stock)*	18,579	902,010
Sanofi (France)	32,780	3,360,213
Supernus Pharmaceuticals, Inc.*	20,850	495,188
Takeda Pharmaceutical Co. Ltd. (Japan)	233,193	8,362,840

SEE NOTES TO FINANCIAL STATEMENTS.

A373

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.*(a)	16,390	$344,026
Torrent Pharmaceuticals Ltd. (India)	18,199	572,929
Zoetis, Inc.	32,166	4,408,029

		78,168,712

Professional Services — 0.8%
Adecco Group AG (Switzerland)	21,297	1,007,695
CBIZ, Inc.*	20,051	480,622
Clarivate PLC (United Kingdom)*	51,044	1,139,812
CoStar Group, Inc.*	4,796	3,408,373
DKSH Holding AG (Switzerland)	9,423	608,893
en-japan, Inc. (Japan)	21,100	519,955
Equifax, Inc.	31,860	5,476,097
Exponent, Inc.	8,200	663,626
FTI Consulting, Inc.*	13,522	1,548,945
IHS Markit Ltd.	717	54,133
Insperity, Inc.	7,100	459,583
Intertrust NV (Netherlands), 144A	26,867	458,863
ManpowerGroup, Inc.	5,671	389,881
Outsourcing, Inc. (Japan)	110,000	701,987
Persol Holdings Co. Ltd. (Japan)	216,600	2,978,136
Renrui Human Resources Technology Holdings Ltd. (China) (original cost $478,489; purchased 12/09/19-06/09/20)*(f)	97,600	389,116
TeamLease Services Ltd. (India)(original cost $286,027; purchased 02/12/18-06/04/20)*(f)	9,408	209,716
TransUnion	7,540	656,282

		21,151,715

Real Estate Management & Development — 0.3%
Aedas Homes SA (Spain), 144A*	22,158	402,054
Altus Group Ltd. (Canada)	19,800	594,904
Heiwa Real Estate Co. Ltd. (Japan)	23,300	665,408
Hongkong Land Holdings Ltd. (Hong Kong)	220,000	913,800
Iguatemi Empresa de Shopping Centers SA (Brazil)	42,200	260,117
Instone Real Estate Group AG (Germany), 144A*	22,340	488,022
Jones Lang LaSalle, Inc.(a)	5,106	528,267
Mitsubishi Estate Co. Ltd. (Japan)	106,800	1,585,816
Mitsui Fudosan Co. Ltd. (Japan)	87,000	1,533,642
PSP Swiss Property AG (Switzerland)	3,655	413,957
RE/MAX Holdings, Inc. (Class A Stock)	12,000	377,160
Realogy Holdings Corp.(a)	21,074	156,158
RMR Group, Inc. (The) (Class A Stock)	10,374	305,722
St. Joe Co. (The)*(a)	16,200	314,604
Tokyo Tatemono Co. Ltd. (Japan)	39,500	453,211

		8,992,842

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	2,244	572,983
J.B. Hunt Transport Services, Inc.	17,470	2,102,340
Kansas City Southern	4,107	613,134
Lyft, Inc. (Class A Stock)*(a)	12,700	419,227

COMMON STOCKS (continued)	Shares	Value
Road & Rail (continued)
Norfolk Southern Corp.	17,342	$3,044,735
Uber Technologies, Inc.*	15,600	484,848
Union Pacific Corp.	39,634	6,700,920

		13,938,187

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices, Inc.*	37,152	1,954,567
AIXTRON SE (Germany)*	91,045	1,108,532
Amkor Technology, Inc.*	46,233	569,128
ams AG (Austria)*	34,438	516,061
Analog Devices, Inc.	2,726	334,317
Applied Materials, Inc.	204,832	12,382,094
ASML Holding NV (Netherlands), (SGMX)	20,299	7,500,377
ASML Holding NV (Netherlands), (XNGS)(a)	3,941	1,450,406
Broadcom, Inc.	9,898	3,123,908
Cree, Inc.*(a)	12,604	746,031
Disco Corp. (Japan)	6,400	1,550,503
Inphi Corp.*	5,300	622,750
Intel Corp.	70,385	4,211,134
IQE PLC (United Kingdom)*(a)	822,379	520,325
KLA Corp.	517	100,546
Lam Research Corp.	2,392	773,716
Marvell Technology Group Ltd.	82,876	2,905,633
Maxim Integrated Products, Inc.	41,382	2,508,163
MaxLinear, Inc.*	24,900	534,354
Microchip Technology, Inc.(a)	18,755	1,975,089
Micron Technology, Inc.*	110,158	5,675,340
Monolithic Power Systems, Inc.	3,248	769,776
NVIDIA Corp.	17,251	6,553,827
NXP Semiconductors NV (Netherlands)	131,817	15,032,411
QUALCOMM, Inc.	119,221	10,874,147
Silergy Corp. (China)	8,000	527,939
SolarEdge Technologies, Inc.*	3,700	513,486
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	804,000	8,562,806
Teradyne, Inc.(a)	10,300	870,453
Texas Instruments, Inc.(a)	89,835	11,406,350
Tokyo Electron Ltd. (Japan)	8,400	2,073,317
Ultra Clean Holdings, Inc.*	13,600	307,768
Universal Display Corp.	3,090	462,326
Xilinx, Inc.	13,600	1,338,104

		110,355,684

Software — 5.2%
2U, Inc.*(a)	7,900	299,884
ACI Worldwide, Inc.*	22,558	608,840
Atlassian Corp. PLC (Class A Stock)*	5,129	924,605
Avalara, Inc.*	4,300	572,287
CDK Global, Inc.	16,260	673,489
Cerence, Inc.*(a)	6,455	263,622
Ceridian HCM Holding, Inc.*(a)	4,919	389,929
Citrix Systems, Inc.	2,488	368,000
Cornerstone OnDemand, Inc.*	14,274	550,405
Coupa Software, Inc.*	4,096	1,134,756
Descartes Systems Group, Inc. (The) (Canada)*	13,400	707,409
Digimarc Corp.*(a)	10,790	172,532

SEE NOTES TO FINANCIAL STATEMENTS.

A374

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Software (continued)
DocuSign, Inc.*	23,037	$3,967,202
Fair Isaac Corp.*	2,450	1,024,198
Finjan Holdings, Inc.*(a)	67,150	103,411
First Derivatives PLC (United Kingdom)	20,389	646,167
Guidewire Software, Inc.*	5,001	554,361
Intuit, Inc.	21,313	6,312,697
J2 Global, Inc.*(a)	8,250	521,483
Manhattan Associates, Inc.*	8,553	805,693
Microsoft Corp	330,717	67,304,217
Netcompany Group A/S (Denmark), 144A*	11,411	753,179
Palo Alto Networks, Inc.*	4,466	1,025,706
Paycom Software, Inc.*	1,729	535,523
Pegasystems, Inc.	5,100	515,967
RealPage, Inc.*	25,302	1,644,883
RingCentral, Inc. (Class A Stock)*	3,900	1,111,539
salesforce.com, Inc.*	38,330	7,180,359
Sansan, Inc. (Japan)*	9,400	358,663
SAP SE (Germany)	26,029	3,658,095
ServiceNow, Inc.*	19,520	7,906,771
Slack Technologies, Inc. (Class A Stock)*(a)	10,557	328,217
Splunk, Inc.*	25,544	5,075,593
SS&C Technologies Holdings, Inc	15,667	884,872
Synopsys, Inc.*	30,157	5,880,615
TeamViewer AG (Germany), 144A*	33,129	1,823,522
Temenos AG (Switzerland)	10,519	1,648,217
Teradata Corp.*(a)	18,900	393,120
Trade Desk, Inc. (The) (Class A Stock)*(a)	2,400	975,600
Verint Systems, Inc.*	13,600	614,448
VMware, Inc. (Class A Stock)*(a)	7,168	1,110,036
WANdisco PLC (United Kingdom)*	33,456	259,233
Workday, Inc. (Class A Stock)*	19,764	3,702,983
Xero Ltd. (New Zealand)*	7,138	449,843
Xperi Holding Corp.	17,200	253,872
Zendesk, Inc.*	10,923	967,013
Zoom Video Communications, Inc. (Class A Stock)*	4,678	1,186,060

		138,149,116

Specialty Retail — 1.0%
Burlington Stores, Inc.*	3,412	671,925
Carvana Co.*(a)	17,169	2,063,714
Dick’s Sporting Goods, Inc.	8,628	355,991
Five Below, Inc.*	5,000	534,550
Francesca’s Holdings Corp.*(a)	6,238	24,016
Grupo SBF SA (Brazil)*	39,900	241,171
Hibbett Sports, Inc.*	9,200	192,648
Hikari Tsushin, Inc. (Japan)	1,300	296,455
Home Depot, Inc. (The)	19,508	4,886,949
Michaels Cos., Inc. (The)*(a)	24,890	175,972
Monro, Inc.(a)	6,120	336,233
Nextage Co. Ltd. (Japan)(a)	78,300	628,852
Office Depot, Inc.	56,342	132,404
O’Reilly Automotive, Inc.*	7,334	3,092,528
RH*(a)	1,822	453,496
Ross Stores, Inc.	89,115	7,596,163
SMCP SA (France), 144A*(a)	35,432	174,251

COMMON STOCKS (continued)	Shares	Value
Specialty Retail (continued)
TJX Cos., Inc. (The)	26,710	$1,350,458
Tractor Supply Co.	10,261	1,352,297
VT Holdings Co. Ltd. (Japan)	52,500	171,513
Watches of Switzerland Group PLC (United Kingdom), 144A*	92,147	320,440
Yellow Hat Ltd. (Japan)	32,500	447,615
Zhongsheng Group Holdings Ltd. (China)	96,500	540,906

		26,040,547

Technology Hardware, Storage & Peripherals — 1.9%
3D Systems Corp.*(a)	25,326	177,029
Apple, Inc.	108,130	39,445,824
NCR Corp.*	24,684	427,527
Samsung Electronics Co. Ltd. (South Korea)	216,231	9,592,316
Wiwynn Corp. (Taiwan)	21,000	572,625

		50,215,321

Textiles, Apparel & Luxury Goods — 0.6%
Asics Corp. (Japan)	116,300	1,324,932
Brunello Cucinelli SpA (Italy)*	9,352	279,144
Burberry Group PLC (United Kingdom)	80,884	1,612,081
Carter’s, Inc.	4,930	397,851
Columbia Sportswear Co.(a)	7,220	581,788
EssilorLuxottica SA (France)*	26,927	3,468,920
Li Ning Co. Ltd. (China)	142,500	458,402
Lululemon Athletica, Inc.*	10,346	3,228,055
Luthai Textile Co. Ltd. (China) (Class B Stock) (original cost $261,994; purchased 05/29/15-03/04/20)*(f)	218,568	129,566
LVMH Moet Hennessy Louis Vuitton SE (France)	1,741	774,211
NIKE, Inc. (Class B Stock)	17,098	1,676,459
Skechers U.S.A., Inc. (Class A Stock)*	17,460	547,895

		14,479,304

Thrifts & Mortgage Finance — 0.2%
Aruhi Corp. (Japan)(a)	28,900	413,892
Hingham Institution for Savings The	2,300	385,894
Housing Development Finance Corp. Ltd. (India)	166,220	3,859,377
New York Community Bancorp, Inc.	47,596	485,479
Ocwen Financial Corp.*	88,018	58,444
Radian Group, Inc.	24,080	373,481
Severn Bancorp, Inc.	726	4,705
TFS Financial Corp.	29,013	415,176
Waterstone Financial, Inc.	18,360	272,279

		6,268,727

Tobacco — 0.6%
Altria Group, Inc	47,928	1,881,174
British American Tobacco PLC (United Kingdom)	50,687	1,956,083
Japan Tobacco, Inc. (Japan)	86,700	1,608,551
Philip Morris International, Inc.	146,343	10,252,791
Universal Corp.	6,300	267,813

SEE NOTES TO FINANCIAL STATEMENTS.

A375

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

COMMON STOCKS (continued)	Shares	Value
Tobacco (continued)
Vector Group Ltd.	22,789	$229,257

		16,195,669

Trading Companies & Distributors — 0.3%
AeroCentury Corp.*(a)	4,170	10,300
Ashtead Group PLC (United Kingdom)	32,517	1,101,167
Brenntag AG (Germany)	6,791	358,203
Hanwa Co. Ltd. (Japan)	23,200	426,689
HD Supply Holdings, Inc.*	20,200	699,930
Herc Holdings, Inc.*	7,802	239,756
Howden Joinery Group PLC (United Kingdom)	21,253	146,220
Huttig Building Products, Inc.*	39,950	44,744
IMCD NV (Netherlands)*	8,629	816,263
NOW, Inc.*	40,500	349,515
SiteOne Landscape Supply, Inc.*(a)	5,530	630,254
Sumitomo Corp. (Japan)	152,800	1,749,032
United Rentals, Inc.*	5,804	865,028

		7,437,101

Water Utilities — 0.1%
American States Water Co	7,245	569,674
American Water Works Co., Inc	12,260	1,577,372
Artesian Resources Corp. (Class A Stock)	6,710	243,506
California Water Service Group	11,802	562,955
Essential Utilities, Inc.	7,600	321,024

		3,274,531

Wireless Telecommunication Services — 0.2%
Gogo, Inc.*(a)	38,010	120,111
T-Mobile US, Inc.*	14,214	1,480,388
Vodafone Group PLC (United Kingdom)	1,602,625	2,557,167

		4,157,666

TOTAL COMMON STOCKS (cost $1,878,982,806)		2,039,468,761

PREFERRED STOCKS — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)*	8,805	1,346,224

Electric Utilities — 0.1%
Southern Co. (The), CVT, 6.750%	24,091	1,061,450

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%*	8,705	463,106
Sartorius AG (Germany) (PRFC)	1,125	372,380

		835,486

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	538,100	288,934
Stanley Black & Decker, Inc., Series C, CVT, 5.000%*	295	336,008

		624,942

PREFERRED STOCKS (continued)		Shares	Value
Multi-Utilities — 0.0%
Sempra Energy, Series A, CVT, 6.000%		4,597	$449,265
Sempra Energy, Series B, CVT, 6.750%		412	40,483

			489,748

Semiconductors & Semiconductor Equipment — 0.0%
Broadcom, Inc., Series A, CVT, 8.000%		224	249,614

TOTAL PREFERRED STOCKS (cost $4,634,748)			4,607,464

		Units

RIGHTS* — 0.0%
Wireless Telecommunication Services
T-Mobile US, Inc., expiring 07/27/20		10,871	1,826

(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.4%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2016-02A, Class A, 144A
2.720%	11/20/22	485	484,356
Series 2017-01A, Class B, 144A
3.410%	09/20/23	500	482,365
Series 2019-01A, Class A, 144A
3.450%	03/20/23	245	245,790
Series 2019-02A, Class B, 144A
3.550%	09/22/25	345	340,081
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	36	36,697
Series 2018-02, Class A3
2.980%	01/17/23	193	195,903
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	267	271,777
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	128	129,385
Santander Drive Auto Receivables Trust,
Series 2018-02, Class B
3.030%	09/15/22	18	17,682
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	355	362,004

			2,566,040

Collateralized Loan Obligations — 0.1%
Allegro CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.000%)
1.831%(c)	07/25/27	250	247,862

SEE NOTES TO FINANCIAL STATEMENTS.

A376

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Collateralized Loan Obligations (continued)
CIFC Funding Ltd. (Cayman Islands),
Series 2015-05A, Class A1R, 144A, 3 Month LIBOR + 0.860% (Cap N/A, Floor 0.000%)
1.851%(c)	10/25/27	420	$411,949
Magnetite Ltd. (Cayman Islands),
Series 2019-23A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.291%(c)	10/25/32	545	534,313
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.069%(c)	07/15/27	250	245,566
OZLM Ltd. (Cayman Islands),
Series 2014-08A, Class A1RR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
2.305%(c)	10/17/29	428	417,284

			1,856,974

Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	155	160,787

Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	149	149,606
Series 2019-C, Class B
2.350%	04/15/27	715	718,195
GreatAmerica Leasing Receivables Funding LLC,
Series 2018-01, Class A3, 144A
2.600%	06/15/21	51	51,015
MMAF Equipment Finance LLC,
Series 2017-B, Class A3, 144A
2.210%	10/17/22	180	181,647

			1,100,463

Other — 0.1%
Arbys Funding LLC,
Series 2015-01A, Class A2, 144A
4.969%	10/30/45	191	194,620
BRE Grand Islander Timeshare Issuer LLC,
Series 2019-A, Class A, 144A
3.280%	09/26/33	145	144,040
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	306	323,874
Elara HGV Timeshare Issuer LLC,
Series 2017-A, Class A, 144A
2.690%	03/25/30	58	57,651
Hardee’s Funding LLC,
Series 2018-01A, Class A2I, 144A
4.250%	06/20/48	152	154,768
Series 2018-01A, Class A2II, 144A
4.959%	06/20/48	374	369,594
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	131	128,771

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other (continued)
MVW Owner Trust,
Series 2014-01A, Class A, 144A
2.250%	09/22/31	15	$15,106
Planet Fitness Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.262%	09/05/48	668	671,013
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	49	52,037
Verizon Owner Trust,
Series 2017-01A, Class C, 144A
2.650%	09/20/21	490	490,154
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	112	116,212

			2,717,840

Residential Mortgage-Backed Securities — 0.0%
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	28	28,636
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	229	238,910
Towd Point Mortgage Trust,
Series 2015-04, Class A1B, 144A
2.750%(cc)	04/25/55	19	19,300
Series 2016-01, Class A1B, 144A
2.750%(cc)	02/25/55	40	40,137
Series 2016-02, Class A1A, 144A
2.750%(cc)	08/25/55	43	44,145
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	39	38,860
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	89	92,127

			502,115

Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	510	526,166
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	545	559,973
Series 2019-GA, Class A, 144A
2.400%	10/15/68	994	1,013,132
SMB Private Education Loan Trust,
Series 2018-B, Class A2A, 144A
3.600%	01/15/37	227	236,274
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	170	173,159

			2,508,704

TOTAL ASSET-BACKED SECURITIES (cost $11,337,165)			11,412,923

SEE NOTES TO FINANCIAL STATEMENTS.

A377

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Atrium Hotel Portfolio Trust,
Series 2017-ATRM, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
1.115%(c)	12/15/36	395	$366,921
Barclays Commercial Mortgage Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.345%(c)	11/25/34	190	179,088
BFLD Trust,
Series 2019-DPLO, Class C, 144A, 1 Month LIBOR + 1.540% (Cap N/A, Floor 1.540%)
1.725%(c)	10/15/34	580	530,641
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class 65A, 144A
4.411%(cc)	05/15/52	155	155,812
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	50	52,704
Series 2015-GC27, Class A5
3.137%	02/10/48	235	249,532
Series 2017-P07, Class AS
3.915%	04/14/50	195	209,522
Series 2020-555, Class A, 144A
2.647%	12/10/41	725	745,973
Commercial Mortgage Trust,
Series 2014-LC15, Class B
4.599%(cc)	04/10/47	20	20,689
Series 2015-LC21, Class A4
3.708%	07/10/48	260	285,736
Series 2015-PC01, Class A5
3.902%	07/10/50	190	209,148
Series 2017-PANW, Class A, 144A
3.244%	10/10/29	370	380,854
FHLMC Multifamily Structured Pass-Through Certificates,
Series K023, Class A1
1.583%	04/25/22	21	21,090
Series K025, Class A1
1.875%	04/25/22	4	4,190
Series K057, Class A1
2.206%	06/25/25	140	145,936
Series K068, Class A1
2.952%	02/25/27	174	187,821
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class C, 144A
3.750%	12/10/36	555	522,893
Great Wolf Trust,
Series 2019-WOLF, Class D, 144A, 1 Month LIBOR + 1.933% (Cap N/A, Floor 1.933%)
2.118%(c)	12/15/36	275	249,018
GS Mortgage Securities Trust,
Series 2014-GC26, Class A5
3.629%	11/10/47	245	265,269
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	180	205,456
Series 2019-GSA01, Class B
3.511%	11/10/52	490	492,097

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	30	$31,844
Series 2015-C31, Class A3
3.801%	08/15/48	150	165,438
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	110	118,788
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class A5
3.741%	08/15/47	115	124,065
Series 2014-C17, Class B
4.464%(cc)	08/15/47	60	61,905
Series 2015-C27, Class AS
4.068%	12/15/47	265	284,051
Series 2016-C30, Class A5
2.860%	09/15/49	75	79,991
Morgan Stanley Capital Trust,
Series 2019-MEAD, Class D, 144A
3.177%	11/10/36	580	506,202
New Orleans Hotel Trust,
Series 2019-HNLA, Class C, 144A, 1 Month LIBOR + 1.589% (Cap N/A, Floor 1.589%)
1.773%(c)	04/15/32	820	729,634
RETL Trust,
Series 2019-RVP, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.335%(c)	03/15/36	47	44,343
Wells Fargo Commercial Mortgage Trust,
Series 2019-C54, Class B
3.671%	12/15/52	645	661,637
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	40	42,363

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,514,269)			8,330,651

CORPORATE BONDS — 4.0%
Advertising — 0.0%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	60	60,410
4.000%	03/15/22	120	125,609
4.200%	04/15/24	35	38,224
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	150	167,505
3.650%	11/01/24	125	137,575
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	85	91,612

			620,935

SEE NOTES TO FINANCIAL STATEMENTS.

A378

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.832%	04/27/25	40	$44,756

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	35	36,797
3.490%	02/14/22	260	271,330
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22	285	295,136

			603,263

Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	67	56,549
American Airlines 2016-1 Class B Pass-Through Trust,
Pass-Through Certificates
5.250%	07/15/25	308	203,893
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	230	204,569
United Airlines 2014-2 Class B Pass-Through Trust,
Pass-Through Certificates
4.625%	03/03/24	79	69,130
United Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.450%	01/07/30	169	140,249
United Airlines 2016-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.100%	04/07/30	169	141,288
United Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
4.150%	02/25/33	444	436,783

			1,252,461

Auto Manufacturers — 0.2%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.300%	02/12/21	415	417,832
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.979%	08/03/22	350	335,617
General Motors Financial Co., Inc.,
Gtd. Notes
3.450%	01/14/22	395	401,580
Sr. Unsec’d. Notes
4.200%	11/06/21	650	667,590
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
3.550%	05/21/21	500	507,755
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	203	206,807
Sr. Unsec’d. Notes, 144A, MTN
3.450%	03/12/21	565	570,876

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (continued)
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22		510	$531,304
3.100%	05/10/21		410	419,328
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
3.350%	05/13/25		585	627,222

				4,685,911

Auto Parts & Equipment — 0.0%
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24		25	26,943

Banks — 1.0%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25		200	220,679
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.200%	07/17/20		200	200,151
2.750%	01/22/21		410	415,257
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		375	386,216
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.125%	02/23/23		400	416,277
3.490%	05/28/30		200	214,344
3.848%	04/12/23		400	425,331
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		500	529,715
Sr. Unsec’d. Notes, GMTN
3.500%	04/19/26		190	213,846
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
0.947%(c)	06/25/22	(a)	450	450,570
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		660	674,129
4.330%(ff)	03/15/50		300	384,143
Sub. Notes, MTN
4.200%	08/26/24		10	11,095
4.450%	03/03/26		225	258,456
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
2.125%	11/21/22		465	479,521
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26		745	776,367
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26		415	424,148
BPCE SA (France),
Gtd. Notes, 144A, MTN
3.000%	05/22/22		250	258,428
Sub. Notes, 144A, MTN
4.500%	03/15/25		200	219,216
4.875%	04/01/26		200	226,086

SEE NOTES TO FINANCIAL STATEMENTS.

A379

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.350%	08/02/21		205	$208,930
2.572%(ff)	06/03/31		1,230	1,270,693
5.875%	01/30/42		25	36,090
Citizens Bank NA,
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21		250	254,084
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
2.375%	07/28/21		30	30,440
Sub. Notes
4.300%	12/03/25		129	143,450
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
4.500%	12/09/25		250	281,296
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes
3.125%	04/26/21		335	342,462
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/24/23		585	626,238
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		630	638,214
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24		875	876,999
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23		175	179,214
Sub. Notes
4.300%	01/16/24		30	33,096
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.750%	05/22/25		125	138,253
3.800%	03/15/30		695	787,448
Sub. Notes
4.250%	10/21/25	(a)	500	562,622
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.848%(ff)	06/04/31		460	469,396
3.262%(ff)	03/13/23		375	388,423
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22		200	207,847
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22		200	203,657
3.375%	01/12/23		200	205,078
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.125%	01/23/25		500	544,483
3.559%(ff)	04/23/24		250	267,665
3.897%(ff)	01/23/49	(a)	1,150	1,386,357
Sub. Notes
2.956%(ff)	05/13/31		185	196,055

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (continued)
4.250%	10/01/27		175	$203,012
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.326%(ff)	06/15/23		200	201,100
Manufacturers & Traders Trust Co.,
Sub. Notes
3.400%	08/17/27		250	277,535
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	(a)	1,300	1,486,939
3.971%(ff)	07/22/38		190	226,115
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23		590	602,512
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
1.000%	06/09/23		200	201,935
Northern Trust Corp.,
Sr. Unsec’d. Notes
2.375%	08/02/22		25	26,043
PNC Bank NA,
Sr. Unsec’d. Notes
3.500%	06/08/23		385	417,107
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	(a)	335	349,642
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	11/15/21		460	478,883
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	(a)	1,115	1,129,180
3.250%	06/11/21		400	410,979
Sub. Notes
3.625%(ff)	09/15/31		35	39,135
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30		265	269,605
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
3.000%	03/15/22		50	52,124
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.000%	04/15/21		200	203,887
4.125%	09/24/25		200	226,962
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	(a)	965	996,887
2.572%(ff)	02/11/31		650	679,451
3.500%	03/08/22		70	73,320

				26,014,818

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25		500	566,761
5.550%	01/23/49		500	668,552

SEE NOTES TO FINANCIAL STATEMENTS.

A380

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (continued)
Keurig Dr. Pepper, Inc.,
Gtd. Notes
2.550%	09/15/26		145	$155,202
3.551%	05/25/21		260	267,249

				1,657,764

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22		60	63,739
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22		55	58,134

				121,873

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22		30	30,314
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28		500	546,189
Vulcan Materials Co.,
Sr. Unsec’d. Notes
4.500%	06/15/47		75	84,273

				660,776

Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25		25	25,826
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.150%	05/15/24	(a)	360	384,062
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27		250	272,445
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26		80	90,432

				772,765

Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.850%	11/15/24		10	10,630
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
4.250%	02/01/29		200	232,790
George Washington University (The),
Unsec’d. Notes
3.545%	09/15/46		60	65,119
4.300%	09/15/44		75	91,552
Massachusetts Institute of Technology,
Unsec’d. Notes
3.959%	07/01/38		75	93,357

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Commercial Services (continued)
Northwestern University,
Unsec’d. Notes
2.640%	12/01/50		220	$225,884
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	(a)	495	511,926
President & Fellows of Harvard College,
Unsec’d. Notes
3.619%	10/01/37		35	41,852
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30		250	269,612
3.500%	03/16/23		155	165,193
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.375%	03/22/27		35	36,762
4.125%	02/02/26		30	32,921

				1,777,598

Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30		400	409,503
2.950%	09/11/49		425	465,182

				874,685

Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.300%	01/23/23		385	376,186
3.500%	05/26/22		150	148,242
4.125%	07/03/23		250	244,361
4.875%	01/16/24		150	148,504
6.500%	07/15/25		150	156,978
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22		335	345,600
Sr. Sec’d. Notes, 144A
2.150%	07/02/20		145	145,000
3.350%	06/25/21		325	333,716
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21		220	220,574
3.500%	01/15/22		165	166,228
3.625%	04/01/27		150	146,728
American Express Co.,
Sr. Unsec’d. Notes
2.200%	10/30/20		250	251,071
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24		220	192,692
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	(a)	415	455,775
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		75	80,820

SEE NOTES TO FINANCIAL STATEMENTS.

A381

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
3.850%	11/21/22		355	$376,223
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25		205	213,588

				4,002,286

Electric — 0.3%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21		45	46,922
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.400%	05/15/44		35	41,231
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23		360	379,812
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.600%	11/01/21		290	301,047
CMS Energy Corp.,
Sr. Unsec’d. Notes
4.875%	03/01/44		25	32,582
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20		35	35,000
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26		55	59,669
3.750%	09/01/46		45	50,942
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46		175	204,458
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.750%	04/06/23		500	518,847
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28		105	115,440
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	(a)	400	445,638
5.150%	12/01/20		25	25,183
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31		235	343,465
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22		370	385,831
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28		370	429,681
Mississippi Power Co.,
Sr. Unsec’d. Notes
3.950%	03/30/28		385	437,543
Ohio Power Co.,
Sr. Unsec’d. Notes, Series D
6.600%	03/01/33		295	408,909

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	585	$577,763
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	270	282,589
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	140	159,216
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN
3.750%	05/02/23	500	533,218
Trans-Allegheny Interstate Line Co.,
Sr. Unsec’d. Notes, 144A
3.850%	06/01/25	150	168,224
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	250	299,386
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	360	372,360

			6,654,956

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	85	92,134
Avnet, Inc.,
Sr. Unsec’d. Notes
4.625%	04/15/26	125	139,704
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	165	165,005
3.000%	12/15/20	390	393,457

			790,300

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	155	174,562

Foods — 0.0%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.600%	11/01/25	500	575,700
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.947%	11/02/26	250	273,560

			849,260

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes, 144A
4.200%	01/29/30	200	203,832

SEE NOTES TO FINANCIAL STATEMENTS.

A382

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Forest Products & Paper (continued)
International Paper Co.,
Sr. Unsec’d. Notes
4.800%	06/15/44		25	$29,526

				233,358

Gas — 0.0%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27		70	78,004
NiSource, Inc.,
Sr. Unsec’d. Notes
3.650%	06/15/23		265	286,245
3.950%	03/30/48		235	271,390

				635,639

Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28		480	481,093
3.400%	11/30/23		98	106,663
4.750%	11/30/36		185	248,070
Alcon Finance Corp. (Switzerland),
Gtd. Notes, 144A
2.600%	05/27/30	(a)	455	467,596
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		22	29,513
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26		150	165,751

				1,498,686

Healthcare-Services — 0.3%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45		175	229,643
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20		135	136,045
4.650%	01/15/43		55	69,482
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46		200	238,140
Unsec’d. Notes
4.185%	11/15/45		125	153,749
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48		650	819,520
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24		415	427,925
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48		490	587,935
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29		510	562,358

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services (continued)
MedStar Health, Inc.,
Sec’d. Notes
3.626%	08/15/49		375	$404,514
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.200%	07/01/55		75	97,114
NYU Langone Hospitals,
Sec’d. Notes
4.784%	07/01/44		135	155,357
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series A
3.930%	10/01/48		850	948,385
Stanford Health Care,
Unsec’d. Notes
3.795%	11/15/48		250	300,358
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45		200	234,216
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		250	261,609
2.900%	05/15/50	(a)	580	612,093
West Virginia United Health System Obligated Group,
Sec’d. Notes
4.924%	06/01/48		525	636,141

				6,874,584

Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22		450	462,972

Insurance — 0.2%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%
0.826%(c)	09/20/21		520	515,074
Sr. Unsec’d. Notes, 144A, MTN
3.200%	03/11/25		200	211,279
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24		50	55,744
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	(a)	565	586,950
Aon PLC,
Gtd. Notes
4.750%	05/15/45		75	94,666
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23		200	211,808
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/15/24		30	33,012
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
3.900%	04/20/23		135	144,385

SEE NOTES TO FINANCIAL STATEMENTS.

A383

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (continued)
First American Financial Corp.,
Sr. Unsec’d. Notes
4.600%	11/15/24		50	$54,192
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.850%	08/01/44	(a)	450	521,441
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.300%	03/14/23		30	31,843
3.500%	06/03/24		460	502,843
MassMutual Global Funding II,
Sec’d. Notes, 144A, MTN
1.950%	09/22/20		400	401,401
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.450%	10/09/21		610	632,540
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23		100	101,609
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		445	447,287
3.300%	09/15/22		35	36,847
3.400%	05/15/25		120	131,761
3.700%	05/15/29	(a)	325	371,110
Protective Life Global Funding,
Sec’d. Notes, 144A
1.082%	06/09/23		195	196,152
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		70	89,623
Voya Financial, Inc.,
Gtd. Notes
3.125%	07/15/24		380	405,533
Willis North America, Inc.,
Gtd. Notes
3.600%	05/15/24		180	194,854

				5,971,954

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24		140	151,862
3.875%	08/22/37		220	272,004
5.200%	12/03/25	(a)	230	281,674
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.875%	09/29/23		430	457,908
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.600%	06/01/26		125	137,166
3.650%	03/15/25		75	82,400
Expedia Group, Inc.,
Gtd. Notes
5.000%	02/15/26		118	121,755

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (continued)
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
2.985%	01/19/23		200	$207,788
Weibo Corp. (China),
Sr. Unsec’d. Notes
3.500%	07/05/24		365	377,341

				2,089,898

Iron/Steel — 0.0%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26		280	282,817
Carpenter Technology Corp.,
Sr. Unsec’d. Notes
5.200%	07/15/21		145	145,659
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	(a)	210	220,384

				648,860

Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.375%	07/15/23		85	85,790

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21		310	313,111

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		500	553,035
4.908%	07/23/25		305	349,486
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31		980	996,530
2.650%	02/01/30		500	543,459
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24		600	663,968
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26		20	21,726
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21		10	10,266
6.550%	05/01/37		28	36,645
6.750%	06/15/39		30	39,917
Walt Disney Co. (The),
Gtd. Notes
3.700%	10/15/25		30	33,837
4.500%	02/15/21		25	25,626
5.650%	08/15/20		30	30,184

				3,304,679

SEE NOTES TO FINANCIAL STATEMENTS.

A384

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 0.0%
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31		200	$217,911
Newmont Corp.,
Gtd. Notes
3.625%	06/09/21		35	35,720
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
3.750%	06/15/25		100	113,304

				366,935

Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22		292	305,209

Oil & Gas — 0.2%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	01/15/23	(a)	500	516,419
2.950%	07/15/30		420	418,387
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27		200	209,106
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		90	96,003
ConocoPhillips Co.,
Gtd. Notes
4.950%	03/15/26	(a)	500	598,558
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28		125	110,366
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24		710	711,101
4.750%	05/31/25		210	224,631
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23		200	216,398
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		185	191,450
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21		35	34,249
2.900%	08/15/24	(a)	1,005	859,145
3.400%	04/15/26		175	143,200
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.300%	05/20/23		200	211,310
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25		85	90,819
3.600%	12/01/24		200	216,871
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26		50	52,862

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (continued)
3.700%	03/15/28	260	$266,608
4.500%	03/04/29	350	377,529

			5,545,012

Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/24	240	258,639

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	30	32,675

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	05/14/26	55	60,793
3.600%	05/14/25	220	243,232
4.500%	05/14/35	200	241,423
Sr. Unsec’d. Notes, 144A
4.250%	11/21/49	395	477,529
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.500%	06/25/21	230	235,728
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	240	254,723
3.700%	06/06/27	235	262,416
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.550%	08/15/22	155	164,700
4.250%	10/26/49	390	513,610
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	210	227,989
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	600	661,894
5.050%	03/25/48	500	652,962
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.662%	08/27/21	80	82,248
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	375	376,209
McKesson Corp.,
Sr. Unsec’d. Notes
3.650%	11/30/20	355	359,410
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.150%	06/15/30	860	868,251
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	260	275,520
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	485	484,588

SEE NOTES TO FINANCIAL STATEMENTS.

A385

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance IV BV (Israel),
Gtd. Notes
3.650%	11/10/21		85	$84,682
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30		500	511,065

				7,038,972

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27		50	52,429
4.950%	12/15/24		60	64,348
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31		165	176,272
3.701%	01/15/39		135	145,746
Enbridge, Inc. (Canada),
Gtd. Notes
4.000%	10/01/23		65	70,525
4.250%	12/01/26		55	62,571
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30		215	212,864
5.250%	04/15/29	(a)	345	376,565
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	09/15/46		45	46,386
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28		150	160,868
Sr. Sec’d. Notes, 144A
4.500%	05/15/30		95	105,055
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26		130	141,264
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
5.100%	09/15/45		165	180,414

				1,795,307

Real Estate Investment Trusts (REITs) — 0.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.450%	04/30/25		595	662,109
4.000%	01/15/24		445	491,774
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	(a)	500	510,698
4.125%	07/01/24		50	52,419
Boston Properties LP,
Sr. Unsec’d. Notes
3.650%	02/01/26		75	83,177
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.875%	08/15/22		45	46,145
3.900%	03/15/27		70	71,589

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (continued)
4.050%	07/01/30		215	$219,836
4.125%	06/15/26		115	120,396
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31		525	529,380
3.400%	02/15/21		30	30,471
3.700%	06/15/26		200	223,417
4.750%	05/15/47		85	105,129
Essex Portfolio LP,
Gtd. Notes
3.375%	04/15/26	(a)	830	900,810
4.500%	03/15/48		350	433,639
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28		160	169,233
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31		85	87,183
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	207,012
4.250%	08/15/29		100	109,157
4.375%	10/01/25		40	42,983
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25		145	153,473
Life Storage LP,
Gtd. Notes
4.000%	06/15/29		440	480,862
Regency Centers LP,
Gtd. Notes
4.125%	03/15/28		150	163,864
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50		315	314,871
2.877%	07/15/46		90	90,149
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24		100	107,524
VEREIT Operating Partnership LP,
Gtd. Notes
3.100%	12/15/29	(a)	605	583,155
3.950%	08/15/27		195	202,383
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.250%	10/05/20		200	199,998

				7,392,836

Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/18/24		130	139,953
3.125%	04/21/26		70	76,219
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27		250	280,228
4.625%	09/15/21		50	51,839

SEE NOTES TO FINANCIAL STATEMENTS.

A386

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (continued)
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	(a)	505	$505,784
4.450%	02/15/25		10	9,814
4.850%	04/01/24		105	105,918

				1,169,755

Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21		265	266,654
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21		190	193,672
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30		445	463,538

				923,864

Software — 0.0%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		280	309,493
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35		150	197,024

				506,517

Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		435	458,933
AT&T, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/31		1,015	1,055,055
4.350%	03/01/29		185	215,316
4.500%	03/09/48	(a)	750	873,197
Crown Castle Towers LLC,
Asset-Backed, 144A
3.222%	05/15/42		25	25,417
3.663%	05/15/45		50	53,337
3.720%	07/15/43		160	166,022
Rogers Communications, Inc. (Canada),
Gtd. Notes
3.625%	12/15/25		45	51,003
3.700%	11/15/49		750	831,653
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26		500	544,006
4.000%	03/22/50	(a)	500	636,681

				4,910,620

Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/30		425	465,215

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24		435	$454,106

Transportation — 0.0%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35		200	230,884
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	(a)	360	380,266
4.300%	05/15/43		80	95,433

				706,583

Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.250%	09/15/26		375	386,001
3.500%	03/15/28		280	287,002
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.550%	04/15/24		200	203,906
4.125%	07/15/23		200	206,646

				1,083,555

TOTAL CORPORATE BONDS (cost $101,558,052)				106,661,243

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority,
Taxable, Revenue Bonds, BABs, Series S3
6.907%	10/01/50		430	780,312
California State Public Works Board,
Taxable, Revenue Bonds, BABs
7.804%	03/01/35		200	304,850
Northern California Power Agency,
Taxable, Revenue Bonds, BABs
7.311%	06/01/40		200	307,256
San Jose Redevelopment Agency Successor Agency,
Tax Allocation, Series A-T
3.375%	08/01/34		165	178,979
State of California,
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34		120	194,893
7.625%	03/01/40		100	173,799
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45		15	18,517

				1,958,606

Florida — 0.0%
Country of Miami-Dade Water & Sewer System,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42		405	431,220
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50		610	608,328

SEE NOTES TO FINANCIAL STATEMENTS.

A387

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Florida (continued)
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	175	$178,614

			1,218,162

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	589	879,860

Illinois — 0.1%
County of Cook,
General Obligation Unlimited, Taxable, BABs
6.229%	11/15/34	670	929,478
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	410	589,625

			1,519,103

Michigan — 0.0%
Detroit City School District,
General Obligation Unlimited
6.645%	05/01/29	240	317,251
Great Lakes Water Authority Water Supply System Revenue,
Taxable, Revenue Bonds, Series A
3.056%	07/01/39	170	180,968

			498,219

New York — 0.1%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	410	505,567
New York State Dormitory Authority,
Taxable, Revenue Bonds, Series B
3.879%	07/01/46	375	396,255
4.850%	07/01/48	800	917,528
Port Authority of New York & New Jersey,
Taxable, Revenue Bonds
5.310%	08/01/46	50	55,927

			1,875,277

North Carolina — 0.0%
University of North Carolina at Chapel Hill,
Taxable, Revenue Bonds
3.847%	12/01/34	150	185,073

South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	120	122,903

Texas — 0.1%
Dallas/Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
2.994%	11/01/38	480	503,765
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	780	800,506

			1,304,271

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Utah — 0.0%
Utah Transit Authority,
Taxable, Revenue Bonds, Series B
3.443%	12/15/42	730	$759,390

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	250	278,325

TOTAL MUNICIPAL BONDS (cost $9,756,418)			10,599,189

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
COLT Mortgage Loan Trust,
Series 2019-02, Class A1, 144A
3.337%(cc)	05/25/49	184	186,420
Series 2019-02, Class A3, 144A
3.541%(cc)	05/25/49	219	219,917
Connecticut Avenue Securities Trust,
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	01/25/40	199	196,470
Deephaven Residential Mortgage Trust,
Series 2018-01A, Class A1, 144A
2.976%(cc)	12/25/57	68	68,947
Series 2019-02A, Class A1, 144A
3.558%(cc)	04/25/59	206	206,678
Ellington Financial Mortgage Trust,
Series 2019-02, Class A3, 144A
3.046%(cc)	11/25/59	245	245,444
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.285%(c)	11/25/29	828	806,031
Fannie Mae REMICS,
Series 2018-44, Class PC
4.000%	06/25/44	101	103,053
Freddie Mac REMICS,
Series 4604, Class FH, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
0.685%(c)	08/15/46	10	10,046
Series 4621, Class FK, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
0.685%(c)	10/15/46	52	52,599
Series 4623, Class MF, 1 Month LIBOR + 0.500% (Cap 6.500%, Floor 0.500%)
0.685%(c)	10/15/46	32	32,110
Series 4977, Class IO, IO
4.500%	05/25/50	230	35,936
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA03, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 0.000%)
3.035%(c)	04/25/28	17	17,050
Series 2018-SPI02, Class M1, 144A
3.809%(cc)	05/25/48	34	33,999
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2019-HQA04, Class M1, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
0.955%(c)	11/25/49	28	27,618

SEE NOTES TO FINANCIAL STATEMENTS.

A388

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	104	$107,561
Series 2019-01, Class A42, 144A
4.000%(cc)	02/25/59	124	125,962
Series 2019-H01, Class A1, 144A
2.657%(cc)	10/25/59	399	407,385
Series 2019-H01, Class A3, 144A
2.964%(cc)	10/25/59	363	370,781
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	485	486,368
Government National Mortgage Assoc.,
Series 2017-184, Class JH
3.000%	12/20/47	97	100,814
Series 2018-08, Class DA
3.000%	11/20/47	64	67,751
Series 2018-122, Class FE, 1 Month LIBOR + 0.300% (Cap 6.500%, Floor 0.300%)
0.490%(c)	09/20/48	161	160,512
Homeward Opportunities Fund I Trust,
Series 2018-01, Class A1, 144A
3.766%(cc)	06/25/48	153	156,012
Series 2019-01, Class A1, 144A
3.454%(cc)	01/25/59	447	454,687
Series 2019-03, Class A1, 144A
2.675%(cc)	11/25/59	257	259,897
Series 2019-03, Class A3, 144A
3.031%(cc)	11/25/59	257	258,733
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	473	504,240
New Residential Mortgage Loan Trust,
Series 2019-NQM5, Class A1, 144A
2.710%(cc)	11/25/59	587	596,242
OBX Trust,
Series 2019-EXP03, Class 1A9, 144A
3.500%(cc)	10/25/59	244	248,407
Series 2019-EXP03, Class 2A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.285%(c)	10/25/59	149	149,590
Series 2020-EXP01, Class 1A8, 144A
3.500%(cc)	02/25/60	176	181,068
Series 2020-EXP01, Class 2A2, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
1.135%(c)	02/25/60	150	144,630
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55	54	53,347
Sequoia Mortgage Trust,
Series 2018-CH01, Class A11, 144A
3.500%(cc)	02/25/48	118	118,723
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	291	297,971
Series 2018-CH04, Class A11, 144A
4.000%(cc)	10/25/48	184	185,708

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	277	$279,277
Starwood Mortgage Residential Trust,
Series 2019-IMC01, Class A1, 144A
3.468%(cc)	02/25/49	216	221,537
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	80	80,275
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	211	209,472
Verus Securitization Trust,
Series 2018-INV01, Class A1, 144A
3.626%(cc)	03/25/58	140	140,755
Series 2019-INV01, Class A1, 144A
3.402%(cc)	12/25/59	173	176,702

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,700,068)			8,786,725

SOVEREIGN BONDS — 0.1%
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24	200	210,567
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21	400	411,999
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	60	86,274
Province of Alberta (Canada),
Sr. Unsec’d. Notes, 144A, MTN
1.750%	08/26/20	200	200,414
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24	250	273,043

TOTAL SOVEREIGN BONDS (cost $1,134,129)			1,182,297

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.0%

Federal Home Loan Mortgage Corp.
3.000%	01/01/27	19	19,858
3.000%	02/01/30	36	38,705
3.000%	05/01/30	67	70,536
3.000%	08/01/43	151	161,916
3.000%	02/01/47	425	449,474
3.000%	09/01/49	164	177,739
3.000%	01/01/50	1,650	1,747,245
3.000%	06/01/50	105	110,666
3.500%	06/01/33	335	353,743
3.500%	03/01/42	4	4,318
3.500%	12/01/42	99	107,327
3.500%	07/01/43	62	66,443
3.500%	01/01/44	145	157,079
3.500%	03/01/45	281	303,399
3.500%	03/01/46	245	267,708
3.500%	01/01/48	1,107	1,179,564
3.500%	01/01/50	533	567,090

SEE NOTES TO FINANCIAL STATEMENTS.

A389

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/40	2	$2,333
4.000%	12/01/40	34	37,449
4.000%	02/01/41	38	42,026
4.000%	04/01/42	6	6,175
4.000%	06/01/42	18	19,753
4.000%	11/01/45	136	146,635
4.000%	01/01/46	854	936,951
4.000%	01/01/50	707	749,370
4.000%	02/01/50	929	993,306
4.500%	05/01/40	15	16,676
4.500%	10/01/41	107	119,060
4.500%	05/01/42	52	58,191
4.500%	05/01/50	113	122,366
5.000%	07/01/35	25	28,982
5.000%	09/01/39	5	5,791
5.500%	06/01/36	31	35,919
6.000%	08/01/34	18	21,541
6.000%	01/01/38	6	7,267
Federal National Mortgage Assoc.
2.000%	TBA	1,990	2,035,475
2.000%	07/01/28	13	13,123
2.500%	TBA	5,755	5,997,115
2.500%	05/01/30	34	35,820
2.500%	05/01/32	143	151,725
2.500%	11/01/34	571	606,864
3.000%	TBA	7,440	7,822,496
3.000%	12/01/27	8	8,355
3.000%	06/01/28	159	166,812
3.000%	10/01/28	20	21,123
3.000%	03/01/30	64	68,029
3.000%	09/01/33	13	14,075
3.000%	01/01/35	54	57,932
3.000%	05/01/35	710	756,947
3.000%	11/01/36	32	34,448
3.000%	11/01/36	130	137,638
3.000%	12/01/36	36	38,503
3.000%	02/01/40	729	774,494
3.000%	04/01/40	204	219,089
3.000%	04/01/40	247	262,819
3.000%	01/01/43	43	46,383
3.000%	01/01/43	186	198,851
3.000%	02/01/43	282	302,418
3.000%	03/01/43	200	215,809
3.000%	05/01/43	2	2,453
3.000%	05/01/43	29	31,477
3.000%	05/01/43	98	105,437
3.000%	05/01/43	194	207,366
3.000%	07/01/43	23	24,674
3.000%	09/01/43	94	102,709
3.000%	06/01/46	2,983	3,200,766
3.000%	09/01/46	48	50,652
3.000%	11/01/46	20	21,195
3.000%	11/01/46	28	30,107
3.000%	11/01/46	45	48,371
3.000%	11/01/46	105	113,884
3.000%	11/01/46	142	151,378
3.000%	11/01/46	179	189,765
3.000%	11/01/46	217	229,277

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	12/01/46	26	$28,604
3.000%	12/01/46	95	101,592
3.000%	12/01/46	144	156,052
3.000%	12/01/46	146	157,967
3.000%	12/01/46	155	166,294
3.000%	01/01/47	96	104,095
3.000%	02/01/47	267	285,448
3.000%	06/01/47	200	217,297
3.000%	11/01/48	1,614	1,700,192
3.000%	08/01/49	146	158,925
3.000%	10/01/49	281	295,976
3.000%	12/01/49	1,434	1,518,468
3.000%	05/01/50	1,498	1,587,575
3.500%	TBA	4,771	5,017,803
3.500%	04/01/31	393	415,617
3.500%	11/01/32	170	182,101
3.500%	12/01/33	705	747,818
3.500%	02/01/35	15	15,968
3.500%	06/01/38	90	94,713
3.500%	10/01/41	16	17,671
3.500%	07/01/42	51	55,473
3.500%	06/01/43	17	18,573
3.500%	06/01/43	25	27,551
3.500%	07/01/43	109	120,045
3.500%	08/01/43	156	168,284
3.500%	09/01/43	59	64,293
3.500%	03/01/44	27	29,471
3.500%	07/01/44	98	105,486
3.500%	04/01/45	1	1,096
3.500%	04/01/45	30	32,147
3.500%	04/01/45	153	163,370
3.500%	05/01/45	81	87,525
3.500%	07/01/45	172	184,900
3.500%	09/01/45	181	195,055
3.500%	11/01/45	37	40,137
3.500%	11/01/45	38	40,521
3.500%	12/01/45	274	294,148
3.500%	01/01/46	124	134,504
3.500%	06/01/46	205	224,775
3.500%	02/01/47	41	43,820
3.500%	11/01/47	3,282	3,467,525
3.500%	12/01/47	15	16,133
3.500%	01/01/48	1,320	1,392,156
3.500%	02/01/48	65	69,224
3.500%	08/01/49	59	62,125
3.500%	10/01/49	197	207,185
3.500%	10/01/49	993	1,094,705
3.500%	10/01/49	1,306	1,372,783
3.500%	02/01/50	820	862,942
4.000%	TBA	6,655	7,055,080
4.000%	11/01/40	45	49,569
4.000%	11/01/40	280	303,110
4.000%	12/01/40	11	12,594
4.000%	02/01/41	25	27,301
4.000%	02/01/41	31	33,842
4.000%	02/01/41	63	68,932
4.000%	02/01/41	78	85,280
4.000%	02/01/41	663	727,234

SEE NOTES TO FINANCIAL STATEMENTS.

A390

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	01/01/42	28	$30,499
4.000%	08/01/42	51	56,023
4.000%	01/01/43	21	23,141
4.000%	03/01/44	257	287,759
4.000%	09/01/45	14	15,006
4.000%	10/01/45	134	144,526
4.000%	10/01/45	2,845	3,115,610
4.000%	11/01/45	13	14,232
4.000%	12/01/45	25	26,820
4.000%	01/01/46	118	127,077
4.000%	03/01/46	34	37,134
4.000%	07/01/46	84	91,373
4.000%	09/01/46	11	12,134
4.000%	12/01/46	12	13,181
4.000%	02/01/47	105	112,861
4.000%	02/01/48	100	106,261
4.000%	11/01/49	319	340,752
4.500%	TBA	3,330	3,577,929
4.500%	08/01/24	4	4,205
4.500%	01/01/27	5	4,742
4.500%	09/01/35	25	27,761
4.500%	12/01/39	6	6,195
4.500%	03/01/40	12	13,098
4.500%	08/01/40	61	68,346
4.500%	10/01/40	28	31,215
4.500%	04/01/41	107	119,034
4.500%	05/01/41	14	15,387
4.500%	05/01/41	853	949,505
4.500%	01/01/44	40	44,022
4.500%	01/01/44	108	120,539
4.500%	04/01/44	48	53,836
4.500%	03/01/46	37	41,113
4.500%	07/01/46	104	114,847
4.500%	09/01/46	310	344,914
4.500%	06/01/48	542	595,698
4.500%	08/01/48	120	129,283
4.500%	08/01/48	229	245,387
4.500%	08/01/48	451	485,390
4.500%	12/01/48	651	699,098
4.500%	09/01/49	431	477,439
4.500%	11/01/49	25	27,178
4.500%	01/01/50	97	104,555
4.500%	05/01/50	125	134,937
5.000%	TBA	700	764,914
5.000%	10/01/33	12	13,284
5.000%	11/01/33	3	3,338
5.000%	11/01/33	3	3,352
5.000%	10/01/34	4	5,023
5.000%	04/01/35	2	2,159
5.000%	07/01/35	2	2,763
5.000%	07/01/35	8	8,844
5.000%	07/01/35	11	12,182
5.000%	10/01/35	14	16,252
5.000%	10/01/35	588	675,651
5.000%	07/01/41	172	197,757
5.000%	02/01/42	31	35,447
5.000%	05/01/42	23	26,595
5.000%	07/01/42	54	62,149

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.000%	01/01/49	1,050	$1,187,717
5.500%	04/01/34	6	7,012
5.500%	02/01/35	14	16,576
5.500%	11/01/35	27	31,266
5.500%	01/01/36	5	5,985
5.500%	07/01/36	28	32,656
5.500%	08/01/37	35	39,588
5.500%	08/01/37	676	777,320
6.000%	02/01/34	103	119,378
6.000%	04/01/35	6	7,564
6.000%	04/01/35	7	8,130
6.000%	03/01/37	24	27,833
6.000%	01/01/40	6	6,474
6.000%	07/01/41	89	103,267
6.000%	07/01/41	367	427,912
6.500%	11/01/36	10	11,799
Government National Mortgage Assoc.
2.500%	01/20/43	9	9,974
3.000%	03/20/43	240	258,030
3.000%	08/20/43	28	30,458
3.000%	10/20/46	2,127	2,262,306
3.000%	08/20/49	511	528,796
3.000%	10/20/49	762	788,961
3.000%	05/20/50	334	354,603
3.000%	05/20/50	2,223	2,306,758
3.500%	01/15/42	10	10,702
3.500%	03/20/42	25	27,268
3.500%	05/20/42	9	9,918
3.500%	06/20/42	428	465,098
3.500%	08/20/42	20	22,230
3.500%	12/20/42	10	10,688
3.500%	01/20/43	70	76,508
3.500%	02/20/43	23	25,479
3.500%	03/20/43	29	31,115
3.500%	09/20/43	95	103,486
3.500%	10/15/43	53	57,098
3.500%	01/20/45	442	475,801
3.500%	02/20/45	13	13,435
3.500%	07/20/45	1,252	1,340,399
3.500%	10/20/45	14	15,374
3.500%	02/20/46	42	45,446
3.500%	02/20/46	53	56,429
3.500%	07/20/46	103	109,864
3.500%	04/20/47	151	160,707
3.500%	12/20/47	1,310	1,392,144
3.500%	02/20/48	189	202,726
3.500%	04/20/50	943	1,013,422
4.000%	02/15/41	6	6,456
4.000%	03/15/41	6	6,636
4.000%	10/20/41	44	48,719
4.000%	04/20/42	31	33,690
4.000%	01/20/44	111	120,933
4.000%	02/20/44	36	38,941
4.000%	01/20/46	68	73,238
4.000%	05/20/46	82	88,687
4.000%	04/20/47	477	513,878
4.000%	09/20/47	1,815	1,945,586
4.000%	04/20/48	1,191	1,268,800

SEE NOTES TO FINANCIAL STATEMENTS.

A391

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.500%	TBA		1,095		$1,168,913
4.500%	05/20/40		22		23,694
4.500%	01/20/41		32		35,643
4.500%	09/15/45		30		33,906
4.500%	03/20/47		566		617,892
4.500%	09/20/48		293		314,391
5.000%	05/20/33		10		10,877
5.000%	12/20/34		7		8,232
5.000%	04/15/39		6		7,188
5.000%	09/15/39		3		3,316
5.000%	12/15/39		12		13,186
5.000%	01/15/40		11		12,799
5.000%	02/15/40		5		5,935
5.000%	05/20/40		14		16,172
5.000%	06/15/40		10		11,613
5.000%	06/20/40		13		14,742
5.000%	08/20/40		4		4,826
5.000%	11/20/42		24		26,631
5.000%	08/20/47		43		47,469
5.000%	11/20/47		391		432,139
5.000%	05/20/48		44		49,318
5.000%	06/20/48		67		74,861
5.000%	07/20/48		24		26,237
5.000%	09/20/48		330		359,301
5.000%	06/20/49		611		663,564
5.500%	08/20/38		11		12,482
5.500%	05/20/48		234		256,239
5.500%	01/20/49		39		42,527
5.500%	03/20/49		383		415,726

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $103,442,312)					104,228,360

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bonds
2.000%	02/15/50	(a)	5,870		6,718,398
3.125%	11/15/41		6,200		8,392,281
4.500%	05/15/38	(k)	1,120		1,765,925
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22		19		18,831
0.125%	04/15/22		7		7,273
0.125%	07/15/22		22		22,143
0.125%	01/15/23		45		46,203
0.125%	10/15/24		43		45,658
0.125%	04/15/25		14		15,102
0.125%	01/15/30		4		4,310
0.250%	07/15/29		18		20,190
0.250%	02/15/50		—	(r)	448
0.375%	07/15/27		14		14,932
0.625%	04/15/23		12		12,346
0.625%	01/15/26		3		2,922
1.000%	02/15/49		13		16,878
U.S. Treasury Notes
0.250%	05/31/25		1,000		998,594
0.375%	03/31/22	(a)	11,345		11,387,101
0.375%	04/30/25	(a)	22,725		22,824,422
0.500%	03/31/25	(a)	8,010		8,093,855
0.625%	05/15/30	(a)	2,950		2,940,781

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
1.125%	02/28/22	350	$355,605

TOTAL U.S. TREASURY OBLIGATIONS (cost $63,542,170)			63,704,198

TOTAL LONG-TERM INVESTMENTS (cost $2,191,602,137)			2,358,983,637

		Shares

SHORT-TERM INVESTMENTS — 18.2%

AFFILIATED MUTUAL FUNDS — 17.3%
PGIM Core Ultra Short Bond Fund(w)		271,203,370	271,203,370
PGIM Institutional Money Market Fund (cost $186,184,447; includes $186,117,377 of cash collateral for securities on loan)(b)(w)		186,194,403	186,194,403

TOTAL AFFILIATED MUTUAL FUNDS (cost $457,387,817)			457,397,773

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(k)(n) — 0.9%
U.S. Treasury Bills
0.125%	03/25/21	21,653	21,627,551
0.406%	08/20/20	1,715	1,714,702

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,346,980)			23,342,253

TOTAL SHORT-TERM INVESTMENTS (cost $480,734,797)			480,740,026

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.4% (cost $2,672,336,934)			2,839,723,663

OPTIONS WRITTEN*~ — (0.0)%
(premiums received $114,149)			(88,058)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 107.4% (cost $2,672,222,785)			2,839,635,605
Liabilities in excess of other assets(z) — (7.4)%			(195,106,216)

NET ASSETS — 100.0%			$2,644,529,389

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

SEE NOTES TO FINANCIAL STATEMENTS.

A392

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $182,836,278; cash collateral of $186,117,377 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,807,714. The aggregate value of $2,961,263 is 0.1% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date. (r) Principal or notional amount is less than $500 par.

(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#			Value
ASML Holding NV	Call	Goldman Sachs International	07/17/20	$290.00	6	EUR	1		$(26,378)
ASML Holding NV	Call	Goldman Sachs International	07/17/20	$310.00	3	EUR	—	(r)	(7,472)
ASML Holding NV	Call	Goldman Sachs International	07/17/20	$335.00	3	EUR	—	(r)	(2,460)
Julius Baer Group Ltd.	Call	Goldman Sachs International	07/17/20	$45.00	54	CHF	5		(855)
Julius Baer Group Ltd.	Call	Goldman Sachs International	07/17/20	$47.50	16	CHF	2		(68)
Lonza Group AG	Call	Morgan Stanley & Co. LLC	07/17/20	$500.00	4	CHF	—	(r)	(4,969)
Lonza Group AG	Call	JPMorgan Chase Bank, N.A	07/17/20	$510.00	27	CHF	3		(2,001)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A	07/17/20	$145.00	53		5		(265)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A	09/18/20	$120.00	27		3		(21,330)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A	09/18/20	$130.00	23		2		(9,039)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A	01/15/21	$150.00	29		3		(10,512)
Temenos AG	Call	Goldman Sachs International	07/17/20	$155.00	9	CHF	1		(1,577)
Thales SA	Call	JPMorgan Chase Bank, N.A	07/17/20	$80.00	28	EUR	3		(1,132)

Total Options Written (premiums received $114,149)									$(88,058)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
82	2 Year U.S. Treasury Notes	Sep. 2020	$18,107,907	$3,456
69	5 Year U.S. Treasury Notes	Sep. 2020	8,676,211	31,176
17	10 Year U.S. Treasury Notes	Sep. 2020	2,365,922	9,211
16	20 Year U.S. Treasury Bonds	Sep. 2020	2,857,000	22,735
53	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	11,562,281	(34,973)
620	Mini MSCI EAFE Index	Sep. 2020	55,130,400	(147,377)
197	Mini MSCI Emerging Markets Index	Sep. 2020	9,709,145	51,668
307	Russell 2000 E-Mini Index	Sep. 2020	22,067,160	418,478
771	S&P 500 E-Mini Index	Sep. 2020	119,127,210	465,044
74	S&P Mid Cap 400 E-Mini Index	Sep. 2020	13,165,340	62,406

				$881,824

SEE NOTES TO FINANCIAL STATEMENTS.

A393

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contract outstanding at June 30, 2020:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Japanese Yen,
Expiring 07/15/20	Citibank, N.A.	JPY	140,055	$1,300,792	$1,297,340	$3,452	$—

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices—Sell Protection(2):
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	13,500	0.757%	$206,821	$162,754	$(44,067)
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	66,300	0.757%	225,068	799,307	574,239

					$431,889	$962,061	$530,172

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$414,677
JPMorgan Securities LLC	—	3,289,144
Morgan Stanley & Co. LLC	—	19,898,136

Total	$—	$23,601,957

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A394

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks	$1,487,128,025	$552,340,736	$—
Preferred Stocks	2,888,860	1,718,604	—
Rights	1,826	—	—
Asset-Backed Securities
Automobiles	—	2,566,040	—
Collateralized Loan Obligations	—	1,856,974	—
Credit Cards	—	160,787	—
Equipment	—	1,100,463	—
Other	—	2,717,840	—
Residential Mortgage-Backed Securities	—	502,115	—
Student Loans	—	2,508,704	—
Commercial Mortgage-Backed Securities	—	8,330,651	—
Corporate Bonds	—	106,661,243	—
Municipal Bonds	—	10,599,189	—
Residential Mortgage-Backed Securities	—	8,786,725	—
Sovereign Bonds	—	1,182,297	—
U.S. Government Agency Obligations	—	104,228,360	—
U.S. Treasury Obligations	—	87,046,451	—
Affiliated Mutual Funds	457,397,773	—	—

Total	$1,947,416,484	$892,307,179	$—

Liabilities
Options Written	$—	$(88,058)	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,064,174	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	3,452	—
Centrally Cleared Credit Default Swap Agreement	—	574,239	—

Total	$1,064,174	$577,691	$—

Liabilities
Futures Contracts	$(182,350)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(44,067)	—

Total	$(182,350)	$(44,067)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds (7.0% represents investments purchased with collateral from securities on loan)	17.3%
Software	5.2
Equity Real Estate Investment Trusts (REITs)	4.9
Semiconductors & Semiconductor Equipment	4.2
IT Services	4.1
Banks	4.0
U.S. Government Agency Obligations	4.0
Internet & Direct Marketing Retail	3.7
Health Care Equipment & Supplies	3.4
Insurance	3.4
Interactive Media & Services	3.4

U.S. Treasury Obligations	3.3%
Pharmaceuticals	3.3
Capital Markets	2.5
Health Care Providers & Services	2.0
Chemicals	2.0
Oil, Gas & Consumable Fuels	1.9
Technology Hardware, Storage & Peripherals	1.9
Biotechnology	1.8
Electric Utilities	1.6
Industrial Conglomerates	1.5
Hotels, Restaurants & Leisure	1.4
Life Sciences Tools & Services	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

A395

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (con’t):
Machinery	1.2%
Specialty Retail	1.0
Aerospace & Defense	0.9
Multi-Utilities	0.9
Food Products	0.9
Containers & Packaging	0.9
Entertainment	0.9
Beverages	0.9
Electronic Equipment, Instruments & Components	0.8
Professional Services	0.8
Diversified Telecommunication Services	0.8
Automobiles	0.8
Media	0.7
Auto Components	0.6
Tobacco	0.6
Metals & Mining	0.6
Food & Staples Retailing	0.6
Diversified Financial Services	0.6
Commercial Services & Supplies	0.6
Textiles, Apparel & Luxury Goods	0.6
Road & Rail	0.5
Multiline Retail	0.5
Electrical Equipment	0.5
Household Durables	0.5
Municipal Bonds	0.4
Residential Mortgage-Backed Securities	0.3
Real Estate Management & Development	0.3
Personal Products	0.3
Commercial Mortgage-Backed Securities	0.3
Household Products	0.3
Trading Companies & Distributors	0.3
Real Estate Investment Trusts (REITs)	0.3
Communications Equipment	0.3
Consumer Finance	0.3
Healthcare-Services	0.3
Electric	0.3
Thrifts & Mortgage Finance	0.2
Health Care Technology	0.2
Air Freight & Logistics	0.2
Oil & Gas	0.2
Construction & Engineering	0.2
Building Products	0.2
Telecommunications	0.2
Auto Manufacturers	0.2
Diversified Consumer Services	0.2
Gas Utilities	0.2
Energy Equipment & Services	0.2
Wireless Telecommunication Services	0.2
Independent Power & Renewable Electricity Producers	0.1

Leisure Products	0.1%
Water Utilities	0.1
Other	0.1
Student Loans	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Airlines	0.1
Internet	0.1
Collateralized Loan Obligations	0.1
Pipelines	0.1
Commercial Services	0.1
Healthcare-Products	0.1
Sovereign Bonds	0.1
Retail	0.1
Distributors	0.0	*
Equipment	0.0	*
Trucking & Leasing	0.0	*
Construction Materials	0.0	*
Marine	0.0	*
Semiconductors	0.0	*
Computers	0.0	*
Paper & Forest Products	0.0	*
Foods	0.0	*
Electronics	0.0	*
Transportation	0.0	*
Building Materials	0.0	*
Iron/Steel	0.0	*
Gas	0.0	*
Advertising	0.0	*
Agriculture	0.0	*
Textiles	0.0	*
Home Furnishings	0.0	*
Toys/Games/Hobbies	0.0	*
Mining	0.0	*
Machinery-Diversified	0.0	*
Miscellaneous Manufacturing	0.0	*
Oil & Gas Services	0.0	*
Forest Products & Paper	0.0	*
Environmental Control	0.0	*
Credit Cards	0.0	*
Lodging	0.0	*
Packaging & Containers	0.0	*
Auto Parts & Equipment	0.0	*

	107.4
Options Written	(0.0	)*
Liabilities in excess of other assets	(7.4)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A396

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$574,239	*	Due from/to broker — variation margin swaps	$44,067	*
Equity contracts	Due from/to broker — variation margin futures	997,596	*	Due from/to broker — variation margin futures	147,377	*
Equity contracts	Unaffiliated investments	1,826		Options written outstanding, at value	88,058
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	3,452		—	—
Interest rate contracts	Due from/to broker — variation margin futures	66,578	*	Due from/to broker — variation margin futures	34,973	*

		$1,643,691			$314,475

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(1,317,923)
Equity contracts	7,907	45,244	(14,083,823)	—	—
Foreign exchange contracts	—	—	—	(795)	—
Interest rate contracts	—	—	2,863,464	—	—

Total	$7,907	$45,244	$(11,220,359)	$(795)	$(1,317,923)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$317,130
Equity contracts	1,826	26,091	(2,767,322)	—	—
Foreign exchange contracts	—	—	—	390	—
Interest rate contracts	—	—	448,354	—	—

Total	$1,826	$26,091	$(2,318,968)	$390	$317,130

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Written(1)	Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$14,294	$225,471,541	$128,422

SEE NOTES TO FINANCIAL STATEMENTS.

A397

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts—Sold(2)
$1,378,405

Credit Default Swap Agreements— Sell Protection(1)
$49,616,667

(1)	Notional Amount in USD.

(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$182,836,278	$(182,836,278)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A	$3,452	$—	$3,452	$—	$3,452
Goldman Sachs International	—	(38,810)	(38,810)	—	(38,810)
JPMorgan Chase Bank, N.A	—	(44,279)	(44,279)	—	(44,279)
Morgan Stanley & Co. LLC	—	(4,969)	(4,969)	—	(4,969)

	$3,452	$(88,058)	$(84,606)	$—	$(84,606)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A398

AST T. ROWE PRICE GROWTH OPPORTUNITIES PORTFOLIO (continued)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $182,836,278:
Unaffiliated investments (cost $2,214,949,117)	$2,382,325,890
Affiliated investments (cost $457,387,817)	457,397,773
Foreign currency, at value (cost $1,879,646)	1,858,885
Cash	618
Receivable for investments sold	63,305,369
Dividends and interest receivable	3,951,068
Receivable for Portfolio shares sold	2,317,572
Due from broker-variation margin futures	1,914,265
Tax reclaim receivable	1,360,455
Due from broker-variation margin swaps	132,613
Receivable from affiliate	18,998
Unrealized appreciation on OTC forward foreign currency exchange contracts	3,452
Prepaid expenses	2,559

Total Assets	2,914,589,517

LIABILITIES
Payable to broker for collateral for securities on loan	186,117,377
Payable for investments purchased	81,720,223
Management fee payable	791,090
Payable to affiliate	607,034
Accrued expenses and other liabilities	532,467
Distribution fee payable	107,955
Due to broker-variation margin futures	95,546
Options written outstanding, at value (proceeds received $114,149)	88,058
Affiliated transfer agent fee payable	378

Total Liabilities	270,060,128

NET ASSETS	$2,644,529,389

Net assets were comprised of:
Partners’ Equity	$2,644,529,389

Net asset value and redemption price per share, $2,644,529,389 / 178,310,412 outstanding shares of beneficial interest	$14.83

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $793,615 foreign withholding tax, of which $74,430 is reimbursable by an affiliate)	$15,542,361
Interest income	3,601,477
Affiliated dividend income	1,540,171
Income from securities lending, net (including affiliated income of $177,616)	289,679

Total income	20,973,688

EXPENSES
Management fee	8,152,704
Distribution fee	2,873,889
Custodian and accounting fees	355,347
Trustees’ fees	20,925
Audit fee	13,352
Legal fees and expenses	10,095
Shareholders’ reports	7,854
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	48,302

Total expenses	11,485,928
Less: Fee waiver and/or expense reimbursement	(119,554)

Net expenses	11,366,374

NET INVESTMENT INCOME (LOSS)	9,607,314

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(61,675))	(197,634,624)
Futures transactions	(11,220,359)
Forward currency contract transactions	(795)
Options written transactions	45,244
Swap agreements transactions	(1,317,923)
Foreign currency transactions	1,540,045

(208,588,412)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $3,571) (net of change in foreign capital gains taxes $166,701)	(144,176,550)
Futures	(2,318,968)
Forward currency contracts	390
Options written	26,091
Swap agreements	317,130
Foreign currencies	(61,159)

(146,213,066)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(354,801,478)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(345,194,164)

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$9,607,314	$30,257,909
Net realized gain (loss) on investment and foreign currency transactions	(208,588,412)	95,527,321
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(146,213,066)	379,981,163

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(345,194,164)	505,766,393

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [151,547,567 and 60,089,355 shares, respectively]	2,038,628,812	843,440,497
Portfolio shares repurchased [159,521,795 and 1,238,676 shares, respectively]	(1,998,881,967)	(17,799,814)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	39,746,845	825,640,683

CAPITAL CONTRIBUTIONS	—	2,751

TOTAL INCREASE (DECREASE)	(305,447,319)	1,331,409,827
NET ASSETS:
Beginning of period	2,949,976,708	1,618,566,881

End of period	$2,644,529,389	$2,949,976,708

SEE NOTES TO FINANCIAL STATEMENTS.

A399

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2020 consisted of 86 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 9 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST Academic Strategies Asset Allocation Portfolio (“Academic Strategies”)	Long-term capital appreciation.	AlphaSimplex Group, LLC / AQR Capital Management, LLC / CoreCommodity Management, LLC / First Quadrant, L.P. / Jennison Associates LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.) / Morgan Stanley Investment Management, Inc. / Pacific Investment Management Company, LLC (“PIMCO”) / QMA LLC (“QMA”)(a wholly-owned subsidiary of PGIM, Inc.) / Western Asset Management Company, LLC / Western Asset Management Company Limited

AST AQR Large-Cap Portfolio (“AQR Large-Cap”)	Long-term capital appreciation.	AQR Capital Management, LLC

AST Capital Growth Asset Allocation Portfolio (“Capital Growth Asset Allocation”)	Highest potential total return consistent with its specified level of risk tolerance.	QMA

AST ClearBridge Dividend Growth Portfolio (“ClearBridge Dividend Growth”)	Income, capital preservation, and capital appreciation.	ClearBridge Investments, LLC

AST Goldman Sachs Multi-Asset Portfolio (“Goldman Sachs Multi-Asset”)	High level of total return consistent with its level of risk tolerance.	Goldman Sachs Asset Management, L.P.

B1

Portfolio	Objective(s)	Subadviser(s)
AST J.P. Morgan Global Thematic Portfolio (“J.P. Morgan Global Thematic”)	Capital appreciation consistent with its specified level of risk tolerance.	J.P. Morgan Investment Management, Inc.

AST J.P. Morgan Strategic Opportunities Portfolio (“J.P. Morgan Strategic Opportunities”)	Maximize return compared to the benchmark through security selection and tactical asset allocation.	J.P. Morgan Investment Management, Inc.

AST Legg Mason Diversified Growth Portfolio (“Legg Mason Diversified Growth”)	High risk-adjusted returns compared to its blended index.	Brandywine Global Investment Management, LLC / ClearBridge Investments, LLC / QS Investors, LLC /Western Asset Management Company, LLC / Western Asset Management Company Limited

AST T. Rowe Price Growth Opportunities Portfolio (“T. Rowe Price Growth Opportunities”)	High level of total return by investing primarily in a diversified portfolio of equity and fixed income securities.	T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd. / T. Rowe Price Japan, Inc. / T. Rowe Price Hong Kong Limited

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”), with the exception of Legg Mason Diversified Growth for which PGIM Investments is the sole Investment Manager. Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

B2

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

B3

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Portfolio limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Trust’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR):    Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends

B4

and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial/Commodity Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement

B5

purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales:    Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans:    Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios entered into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. In a reverse repurchase transaction, a Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the term of the reverse repurchase agreement the security is held by the other party and the Portfolio may continue to receive principal and interest payments on the security. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty having a value not less than the value of the reverse repurchase agreement, including accrued interest. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, the Portfolio will be obligated to deliver additional collateral to the buyer.

B6

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps:    Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

B7

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements:    The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2020, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

B8

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights:    Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind:    Certain fixed income Portfolios invested in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls:    Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs):    Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

B9

Master Limited Partnerships (MLPs):    Certain Portfolios invested in MLPs. Distributions received from the Portfolios’ investment in MLPs generally are comprised of income and return of capital. The Portfolios record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in the introductory paragraphs of the Notes to Financial Statements as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

B10

Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
Academic Strategies†*(1)	Fund-of-Funds Segments/Sleeves: 0.72% of average daily net assets Non Fund-of-Funds Segments/Sleeves: 0.5525% first $ 300 million; 0.5425% on next $200 million; 0.5325% on next $250 million; 0.5225% on next $2.5 billion; 0.5125% on next $ 2.75 billion; 0.4825% on next $4 billion; 0.4625% in excess of $10 billion	0.61%
AQR Large-Cap	0.5825% first $300 million; 0.5725% on next $200 million; 0.5625% on next $250 million; 0.5525% on next $2.5 billion; 0.5425% on next $ 2.75 billion; 0.5125% on next $4 billion; 0.4925% in excess of $10 billion	0.55%
Capital Growth Asset Allocation(1)	0.15%	0.15%
ClearBridge Dividend Growth	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $ 2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.65%
Goldman Sachs Multi-Asset	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $ 2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.61%
J.P. Morgan Global Thematic**	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $ 2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.76%
J.P. Morgan Strategic Opportunities	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $ 2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.80%
Legg Mason Diversified Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.65%

B11

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
T. Rowe Price Growth Opportunities	0.7325% first $300 million; 0.7225% on next $ 200 million; 0.7125% on next $ 250 million; 0.7025% on next $2.5 billion; 0.6925% on next $ 2.75 billion; 0.6625% on next $ 4 billion; 0.6425% in excess of $ 10 billion	0.70%

Portfolio	Fee Waivers and/or Expense Limitations
Academic Strategies	contractually waive 0.007% through June 30, 2021
AQR Large-Cap	contractually waive 0.007% through June 30, 2021 effective April 25, 2020 contractually limit expenses to 0.81% through June 30, 2022
ClearBridge Dividend Growth	contractually waive 0.012% through June 30, 2021
Goldman Sachs Multi-Asset***	contracutally waive 0.132% through June 30, 2021 contractually limit expenses to 0.91% through June 30, 2021
J.P. Morgan Strategic Opportunities	contractually waive 0.011% through June 30, 2021
Legg Mason Diversified Growth****	contractually limit expenses to 1.07% through June 30, 2021
T. Rowe Price Growth Opportunities	contractually waive 0.0104% through June 30,2021

†

For Academic Strategies, the investment management fee rate applicable to the fund-of-funds segments/sleeves is limited to assets invested in other Portfolios of the Trust. The investment management fee rate applicable to the non fund-of-funds segments/sleeves excludes assets invested in other Portfolios of the Trust. Portfolio assets invested in mutual funds other than the portfolios of the Trust are included in the management fee rate applicable to the non fund-of-funds segments/sleeves.

*

The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees so that the Academic Strategies Portfolio’s “Underlying Fund Fees and Expenses” do not exceed 0.685% of the Portfolio’s average daily net assets. For purposes of applying this voluntary expense cap, “Underlying Fund Fees and Expenses” shall not include, and the Investment Manager shall not reimburse expenses or waive fees with respect to, taxes, short sale interest and dividend expenses, brokerage commissions, and extraordinary expenses incurred by the relevant Underlying Funds. This arrangement will be monitored and applied daily based upon the Academic Strategies Portfolio’s then current holdings of the Underlying Funds and the expense ratios of the relevant Underlying Funds as of their most recent fiscal year end. Because the expense ratios of the relevant Underlying Funds will change over time and may be higher than the expense ratios as of their most recent fiscal year end, it is possible that the Academic Strategies Portfolio’s actual “Underlying Fund Fees and Expenses” may be higher than 0.685% of the Portfolio’s average daily net assets. The arrangements relating to the Portfolio’s “Underlying Fund Fees and Expenses” are voluntary and are subject to termination or modification at any time without prior notice.

**

The Investment Manager has voluntarily agreed to reimburse expenses and/or waive fees to the extent that the Portfolio’s “Acquired Fund Fees and Expenses” exceed 0.23% of the Portfolio’s average daily net assets.

***

The Investment Manager has agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser.

B12

****

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the investment management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the subadviser. In addition, the Investment Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest and brokerage commissions) do not exceed the expense limitation.

(1)

Fund of Funds Discount: The Investment Manager has voluntarily agreed to waive a portion of the Portfolio’s investment management fee based on the aggregate assets across each of the following Portfolios: AST Academic Strategies Asset Allocation Portfolio (Fund of Funds sleeve), AST Balanced Asset Allocation Portfolio, AST Capital Growth Asset Allocation Portfolio, AST Preservation Asset Allocation Portfolio, and AST Quantitative Modeling Portfolio. This voluntary fee waiver arrangement may be terminated by the Investment Manager at any time. As described below, this voluntary fee waiver will be applied to the effective management fee rates and will be based upon the combined average daily net assets of the Fund of Funds Portfolios.

Combined assets up to $10 billion: No fee reduction.

Combined assets between $10 billion and $25 billion: 1% reduction to effective fee rate.

Combined assets between $25 billion and $45 billion: 2.5% reduction to effective fee rate.

Combined assets between $45 billion and $65 billion: 5.0% reduction to effective fee rate.

Combined assets between $65 billion and $85 billion: 7.5% reduction to effective fee rate.

Combined assets between $85 billion and $105 billion: 10.0% reduction to effective fee rate.

Combined assets between $105 billion and $125 billion: 12.5% reduction to effective fee rate.

Combined assets above $125 billion: 15% reduction to effective fee rate.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio, with the exception of Capital Growth Asset Allocation. For assets that are invested in other Portfolios, no 12b-1 fee is charged for the assets of Academic Strategies and the 12b-1 fee is waived for the assets of Goldman Sachs Multi-Asset and Legg Mason Diversified Growth. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2020, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Academic Strategies	$1,101
ClearBridge Dividend Growth	22,697
J.P. Morgan Global Thematic	25,363
J.P. Morgan Strategic Opportunities	14,848
Legg Mason Diversified Growth	33,969

AST Investment Services, Inc., Jennison, PAD, PGIM Investments, PGIM, Inc. and QMA are indirect,

B13

wholly-owned subsidiaries of Prudential.

3.	Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures.

For the reporting period ended June 30, 2020, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain
T. Rowe Price Growth Opportunities	$375,285	$305,921	$26,116

In March 2019, the following Portfolios were reimbursed by the Investment Manager for costs incurred due to a portfolio allocation error. The reimbursement amount for each affected Portfolio is disclosed below and such amount is also disclosed in the Portfolio’s “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the year ended December 31, 2019.

Portfolio	Capital Contributions
Academic Strategies	$1,863
Capital Growth Asset Allocation	6,367
ClearBridge Dividend Growth	301
Goldman Sachs Multi-Asset	2,784
J.P. Morgan Global Thematic	872
J.P. Morgan Strategic Opportunities	292

b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In September 2019, the Investment Manager reached a settlement with the SEC relating to the securities lending and foreign withholding tax reclaim matters described below. Under the settlement, the Investment Manager agreed to pay to the SEC disgorgement of fees and a civil penalty. The settlement does not affect the Investment Manager’s ability to manage the Portfolios.

B14

In February 2016, Prudential, the parent company of the Investment Manager, self-reported to the SEC and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Trust. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Trust’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Trust’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Trust’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of the methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal years ended December 31, 2018 and December 31, 2019.

In addition to the above, Prudential committed to the Trust’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

B15

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
Academic Strategies	$80,385
Goldman Sachs Multi-Asset	84,707
J.P. Morgan Global Thematic	41,139
J.P. Morgan Strategic Opportunities	27,111
Legg Mason Diversified Growth	23,573
T. Rowe Price Growth Opportunities	74,430

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
Academic Strategies	$7,744
ClearBridge Dividend Growth	71,803
Goldman Sachs Multi-Asset	35,929
J.P. Morgan Global Thematic	8,723
J.P. Morgan Strategic Opportunities	42,423
Legg Mason Diversified Growth	19,406
T. Rowe Price Growth Opportunities	117,021

The following capital contributions, as described above, have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Capital Contributions
Academic Strategies	$12,930
ClearBridge Dividend Growth	1,598
Goldman Sachs Multi-Asset	15,974
J.P. Morgan Global Thematic	13,003
J.P. Morgan Strategic Opportunities	27,600
Legg Mason Diversified Growth	322
T. Rowe Price Growth Opportunities	2,751

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, in-kind transactions and U.S. Government securities) for the reporting period ended June 30, 2020, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Academic Strategies	$2,252,026,506	$2,843,907,072
AQR Large-Cap	590,846,736	1,291,142,570
Capital Growth Asset Allocation	4,364,871,009	5,452,552,309
ClearBridge Dividend Growth	1,222,043,868	777,883,787
Goldman Sachs Multi-Asset	4,224,517,612	4,586,774,547
J.P. Morgan Global Thematic	2,046,351,774	2,017,432,449
J.P. Morgan Strategic Opportunities	1,353,079,335	1,334,308,569
Legg Mason Diversified Growth	376,204,028	371,095,043
T. Rowe Price Growth Opportunities	2,558,159,709	2,484,531,278

B16

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

Academic Strategies

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST AQR Emerging Markets Equity Portfolio*
$113,941,541	$9,529,000	$100,459,450	$(20,244,151)	$(2,766,940)	$—	—	$—
AST Blackrock Low Duration Bond Portfolio*
782,875	—	—	4,150	—	787,025	69,159	—
AST BlackRock/Loomis Sayles Bond Portfolio*
34,191,129	17,724,000	16,541,300	(349,930)	1,467,317	36,491,216	2,374,185	—
AST ClearBridge Dividend Growth Portfolio*
58,514,694	25,168,700	16,912,000	(10,424,557)	2,599,195	58,946,032	3,032,203	—
AST Cohen & Steers Global Realty Portfolio*
243,512,502	41,199,999	92,183,000	(74,099,950)	25,535,877	143,965,428	11,752,280	—
AST Cohen & Steers Realty Portfolio*
147,096,250	30,912,000	63,220,000	(47,610,929)	24,497,040	91,674,361	7,287,310	—
AST Emerging Markets Equity Portfolio*
58,722,301	90,048,450	24,996,700	(1,659,036)	(4,482,441)	117,632,574	15,257,143	—
AST Goldman Sachs Small-Cap Value Portfolio*
68,867,896	13,154,854	19,193,000	(24,677,998)	5,584,021	43,735,773	2,305,523	—
AST Government Money Market Portfolio*
255,014	568	—	—	—	255,582	255,582	569
AST High Yield Portfolio*
175,982,310	52,280,000	81,356,000	(31,204,946)	15,567,539	131,268,903	12,430,767	—
AST Hotchkis & Wiley Large-Cap Value Portfolio*
28,227,239	5,375,284	9,045,083	(6,196,976)	(1,534,893)	16,825,571	664,780	—
AST International Growth Portfolio*
211,348,518	47,517,600	82,872,000	(36,012,958)	24,149,957	164,131,117	7,767,682	—
AST International Value Portfolio*
289,695,478	71,006,800	106,526,000	(68,794,698)	5,135,139	190,516,719	10,794,148	—
AST Jennison Large-Cap Growth Portfolio*
16,094,289	5,167,573	8,250,526	(816,076)	1,496,105	13,691,365	286,971	—
AST Loomis Sayles Large-Cap Growth Portfolio*
27,505,885	9,043,402	13,685,046	(3,064,077)	3,157,144	22,957,308	328,384	—
AST MFS Growth Portfolio*
15,592,214	5,167,572	8,244,526	(1,336,415)	1,303,193	12,482,038	342,913	—
AST MFS Large-Cap Value Portfolio*
64,074,766	16,125,327	23,414,842	(13,914,170)	3,489,395	46,360,476	2,272,572	—
AST Mid-Cap Growth Portfolio*
109,221,714	30,291,042	39,291,600	(15,786,030)	12,478,346	96,913,472	7,859,973	—
AST Neuberger Berman Long/Short Portfolio*
25,328,222	—	—	482,242	—	25,810,464	2,096,707	—
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*
94,456,857	28,233,819	32,712,500	(29,460,746)	1,624,980	62,142,410	2,333,549	—

B17

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST PIMCO Dynamic Bond Portfolio*
$10,770,780	$5,539,001	$5,165,000	$(132,046)	$82,359	$11,095,094	1,098,524	$—
AST Prudential Core Bond Portfolio*
94,885,865	48,741,001	45,511,000	(4,722,677)	7,032,237	100,425,426	7,314,306	—
AST QMA International Core Equity Portfolio*
208,134,443	46,912,000	79,449,000	(24,922,613)	(10,409,511)	140,265,319	12,512,517	—
AST QMA US Equity Alpha Portfolio*
117,734,529	25,168,699	59,231,000	(48,264,953)	23,402,630	58,809,905	1,927,562	—
AST Small-Cap Growth Opportunities Portfolio*
9,893,465	4,585,236	3,888,000	(71,923)	(1,009,610)	9,509,168	402,249	—
AST Small-Cap Growth Portfolio*
9,432,098	4,585,237	3,883,000	398,014	(1,177,804)	9,354,545	170,393	—
AST Small-Cap Value Portfolio*
65,456,429	22,384,853	27,312,000	(17,533,364)	(1,508,574)	41,487,344	1,916,275	—
AST T. Rowe Price Large-Cap Growth Portfolio*
19,691,007	6,459,517	10,057,033	(954,226)	788,265	15,927,530	309,573	—
AST T. Rowe Price Large-Cap Value Portfolio*
61,521,358	14,334,157	21,153,256	(11,198,929)	(2,488,496)	41,014,834	2,938,025	—
AST T. Rowe Price Natural Resources Portfolio*
15,305,391	—	10,653,999	(1,232,474)	(3,388,691)	30,227	1,711	—
AST WEDGE Capital Mid-Cap Value Portfolio*
94,362,721	28,233,819	32,746,500	(38,077,779)	8,140,725	59,912,986	3,270,360	—
AST Western Asset Core Plus Bond Portfolio*
76,797,132	38,771,250	36,206,500	(3,171,300)	3,988,490	80,179,072	5,552,567	—
PGIM Core Ultra Short Bond Fund*
332,076,058	2,701,212,934	2,434,420,869	—	—	598,868,123	598,868,123	2,922,047
PGIM Institutional Money Market Fund*
93,067,717	282,513,082	314,146,388	1,410	(51,102)	61,384,719	61,384,719	90,938	**

$2,992,540,687	$3,727,386,776	$3,822,727,118	$(535,050,111)	$142,701,892	$2,504,852,126		$3,013,554

AQR Large-Cap

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$56,912,635	$428,069,591	$483,224,889	$—	$—	$1,757,337	1,757,337	$303,951
PGIM Institutional Money Market Fund*
34,859,803	321,324,387	356,140,299	(3,177)	165,109	205,823	205,823	39,401	**

$91,772,438	$749,393,978	$839,365,188	$(3,177)	$165,109	$1,963,160		$343,352

B18

Capital Growth Asset Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST AB Global Bond Portfolio*
$269,533,474	$86,423,100	$103,460,000	$(4,342,882)	$4,556,053	$252,709,745	21,271,864	$—
AST AQR Emerging Markets Equity Portfolio*
18,698,315	5,739,999	19,686,861	(829,740)	(3,921,713)	—	—	—
AST AQR Large Cap Core Portfolio*
1,043,182,658	41,809,999	904,988,276	(371,486,409)	191,482,028	—	—	—
AST BlackRock/Loomis Sayles Bond Portfolio*
242,465,378	77,803,200	93,135,000	(1,148,986)	6,583,135	232,567,727	15,131,277	—
AST ClearBridge Dividend Growth Portfolio*
1,090,477,871	556,159,321	352,955,000	(248,723,652)	86,765,958	1,131,724,498	58,216,281	—
AST Emerging Markets Equity Portfolio*
8,942,132	21,535,462	6,447,500	973,195	(1,892,123)	23,111,166	2,997,557	—
AST Goldman Sachs Global Income Portfolio*
135,296,490	43,243,400	51,735,000	(146,665)	3,373,960	130,032,185	10,623,544	—
AST Goldman Sachs Small-Cap Value Portfolio*
152,327,780	29,525,000	15,160,000	(43,531,231)	5,004,078	128,165,627	6,756,227	—
AST High Yield Portfolio*
12,542,734	8,435,000	3,990,000	(1,507,174)	(250,161)	15,230,399	1,442,273	—
AST Hotchkis & Wiley Large-Cap Value Portfolio*
349,313,861	158,983,801	192,740,000	(53,982,441)	(48,376,046)	213,199,175	8,423,515	—
AST International Growth Portfolio*
691,773,472	123,022,400	237,702,500	(77,702,559)	49,132,915	548,523,728	25,959,476	—
AST International Value Portfolio*
683,165,888	183,780,800	187,110,000	(119,859,581)	(30,811,221)	529,165,886	29,981,070	—
AST Jennison Large-Cap Growth Portfolio*
431,758,541	103,766,600	228,573,212	(51,919,207)	92,713,636	347,746,358	7,288,752	—
AST Large-Cap Core Portfolio*
1,050,683,747	859,240,870	403,738,416	(197,895,387)	122,551,856	1,430,842,670	71,363,724	—
AST Loomis Sayles Large-Cap Growth Portfolio*
736,131,037	188,591,442	381,370,000	(135,212,329)	167,239,688	575,379,838	8,230,294	—
AST MFS Growth Portfolio*
421,536,990	103,417,500	218,474,471	(82,699,458)	96,790,354	320,570,915	8,806,893	—
AST MFS Large-Cap Value Portfolio*
819,364,828	336,676,101	143,948,526	(148,896,914)	29,103,606	892,299,095	43,740,152	—
AST Mid-Cap Growth Portfolio*
58,926,833	15,673,700	33,705,000	(11,132,491)	9,408,281	39,171,323	3,176,912	—
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*
32,151,930	12,213,200	11,267,547	(8,270,488)	(974,760)	23,852,335	895,694	—
AST PIMCO Dynamic Bond Portfolio*
53,559,093	17,273,800	20,675,000	(750,735)	22,796	49,429,954	4,894,055	—
AST Prudential Core Bond Portfolio*
939,040,458	303,453,900	362,095,000	(25,453,260)	35,224,853	890,170,951	64,834,010	—
AST QMA International Core Equity Portfolio*
580,001,070	144,892,700	162,330,000	(72,702,810)	(21,375,882)	468,485,078	41,791,711	—

B19

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Small-Cap Growth Opportunities Portfolio*
$131,208,660 $	30,348,700	$61,680,000	$(23,532,984)	$10,542,035	$86,886,411	3,675,398	$—
AST Small-Cap Growth Portfolio*
135,151,117	30,498,001	61,680,000	(21,834,138)	13,368,088	95,503,068	1,739,582	—
AST Small-Cap Value Portfolio*
113,561,669	44,495,901	75,005,000	(10,820,576)	(20,179,834)	52,052,160	2,404,257	—
AST T. Rowe Price Large-Cap Growth Portfolio*
527,513,121	133,156,340	272,445,000	(78,166,742)	100,358,009	410,415,728	7,976,982	—
AST T. Rowe Price Large-Cap Value Portfolio*
775,169,934	347,092,325	428,305,000	(124,115,441)	(52,728,536)	517,113,282	37,042,499	—
AST Templeton Global Bond Portfolio*
905,725	—	—	(56,409)	—	849,316	79,450	—
AST WEDGE Capital Mid-Cap Value Portfolio*
30,768,202	12,380,447	11,070,000	(8,661,211)	(1,254,927)	22,162,511	1,209,744	—
AST Wellington Management Global Bond Portfolio*
658,410,901	216,090,500	258,650,000	(16,517,559)	29,254,949	628,588,791	51,735,703	—
AST Western Asset Core Plus Bond Portfolio*
387,301,325	121,022,500	144,840,000	(7,084,305)	6,679,409	363,078,929	25,143,970	—
AST Western Asset Emerging Markets Debt Portfolio*
11,768,103	8,125,000	3,590,000	(451,462)	(309,400)	15,542,241	1,283,422	—
PGIM Core Ultra Short Bond Fund*
1,644,230,498	6,830,150,856	6,377,203,754	—	—	2,097,177,600	2,097,177,600	11,845,082

$14,236,863,835	$11,195,021,865	$11,829,756,063	$(1,948,462,031)	$878,081,084	$12,531,748,690		$11,845,082

ClearBridge Dividend Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$94,439,528	$514,542,631	$533,899,404	$(6,318)	$47,566	$75,124,003	75,124,003	$173,477	**

Goldman Sachs Multi-Asset

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$371,356,427	$3,327,642,040	$3,029,817,426	$—	$—	$669,181,041	669,181,041	$3,198,464
PGIM Institutional Money Market Fund*
74,870,864	328,856,946	224,924,530	457	(35,916)	178,767,821	178,767,821	132,807	**

$446,227,291	$3,656,498,986	$3,254,741,956	$457	$(35,916)	$847,948,862		$3,331,271

B20

J.P. Morgan Global Thematic

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$337,446,025	$2,408,706,084	$2,373,875,388	$—	$—	$372,276,721	372,276,721	$2,345,894
PGIM Institutional Money Market Fund*
142,930,113	479,527,379	403,029,365	7,906	(88,379)	219,347,654	219,347,654	268,621	**

$480,376,138	$2,888,233,463	$2,776,904,753	$7,906	$(88,379)	$591,624,375		$2,614,515

J.P. Morgan Strategic Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$203,199,834	$1,467,929,790	$1,466,307,356	$—	$—	$204,822,268	204,822,268	$1,470,040
PGIM Institutional Money Market Fund*
104,355,154	296,510,234	262,670,142	13,830	(87,838)	138,121,238	138,121,238	177,865	**

$307,554,988	$1,764,440,024	$1,728,977,498	$13,830	$(87,838)	$342,943,506		$1,647,905

Legg Mason Diversified Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
AST Western Asset Core Plus Bond Portfolio*
$67,411,253	$42,207,000	$49,989,000	$(3,745,487)	$4,015,374	$59,899,140	4,148,140	$—
AST Western Asset Emerging Markets Debt Portfolio*
13,635,273	8,044,999	9,431,000	(542,122)	328,240	12,035,390	993,839	—
PGIM Core Ultra Short Bond Fund*
8,847,269	589,294,020	559,638,924	—	—	38,502,365	38,502,365	172,795
PGIM Institutional Money Market Fund*
28,463,069	82,120,425	84,039,674	(3,107)	(18,660)	26,522,053	26,522,053	41,039	**

$118,356,864	$721,666,444	$703,098,598	$(4,290,716)	$4,324,954	$136,958,948		$213,834

T. Rowe Price Growth Opportunities

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$286,207,699	$2,269,677,769	$2,284,682,098	$—	$—	$271,203,370	271,203,370	$1,540,171
PGIM Institutional Money Market Fund*
124,289,210	332,855,357	270,892,060	3,571	(61,675)	186,194,403	186,194,403	177,616	**

$410,496,909	$2,602,533,126	$2,555,574,158	$3,571	$(61,675)	$457,397,773		$1,717,787

*	The Fund did not have any capital gain distributions during the reporting period.
**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

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5.	Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

6.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The following Portfolios utilized the SCA during the reporting period ended June 30, 2020. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2020
Academic Strategies	$23,119,000	2.43%	9	$100,000,000	$—
AQR Large-Cap	2,399,000	2.15	1	2,399,000	—
ClearBridge Dividend Growth	2,168,357	1.86	14	6,834,000	—
J.P. Morgan Strategic Opportunities	1,066,000	2.14	5	2,476,000	—
Legg Mason Diversified Growth	15,755,500	2.29	6	49,188,000	—
T. Rowe Price Growth Opportunities	67,414,750	2.14	4	225,277,000	—

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7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2020, all Portfolios offer only a single share class to investors.

As of June 30, 2020, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
Academic Strategies	3	99.9%
AQR Large-Cap	3	100.0
Capital Growth Asset Allocation	3	99.9
ClearBridge Dividend Growth	5	95.1
Goldman Sachs Multi-Asset	3	99.9
J.P. Morgan Global Thematic	3	100.0
J.P. Morgan Strategic Opportunities	3	99.9
Legg Mason Diversified Growth	2	100.0
T. Rowe Price Growth Opportunities	2	100.0

8.	Redemption In-kind

As of the close of business on April 24, 2020, AST Large-Cap Core Portfolio (“Large-Cap Core”) issued shares in exchange of portfolio securities, in a tax-free exchange with an affiliated mutual fund. AQR Large-Cap settled the redemption of the portfolio shares by delivering to the Large-Cap Core portfolio securities in lieu of cash. The value of such securities was $1,094,925,074 and the shares issued in the transaction were 59,995,894. In-kind redemption gains and losses are excluded for the calculation of a Portfolio’s taxable gain(loss) for federal income tax purposes.

9.	Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

B23

Equity and Equity-Related Securities Risks:    The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Market Disruption and Geopolitical Risks:    International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Fund of Funds Risk:    The value of an investment in the Portfolios will be related, to a substantial degree, to the investment performance of the underlying funds in which it invests. Therefore, the principal risks of investing in the Portfolios are closely related to the principal risks associated with these underlying funds and their investments. Because the Portfolios’ allocation among different underlying funds and direct investments in securities and derivatives will vary, an investment in the Portfolios may be subject to any and all of these risks at different times and to different degrees. Investing in an underlying fund will also expose the Portfolios to a pro rata portion of the underlying fund’s fees and expenses. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing the investment purpose.

Geographic Concentration Risk:    The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk”. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

LIBOR Risk:    Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Portfolios or the financial instruments in which the Portfolios invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay

B24

redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

Master Limited Partnership Risk:    The risks of investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. The Portfolios’ investment in MLPs subjects the Portfolios to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Risks of Investments in Bank Loans:    The Portfolios’ ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Portfolios’ scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Portfolios and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Portfolios may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Portfolios’ access to collateral, if any, may be limited by bankruptcy laws.

Risks of Investing in equity REITs:    Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios. Since certain Portfolios concentrate in the real estate industry, the holdings of such Portfolios can vary significantly from broad market indexes. As a result, the performance of such Portfolios can deviate from the performance of such indexes.

Risks of Investing in Treasury Inflation Protected Securities (TIPS):    The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of

B25

deflation, holders at maturity receive no less than the par value of the bond. However, if the Portfolios purchase TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, they may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period the Portfolios hold TIPS, the Portfolios may earn less on the security than on a conventional bond.

Short Sales Risk:    Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Portfolios already own), the Portfolios give up the opportunity for capital appreciation in the security.

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.	Reorganization

On January 24, 2020, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AQR Large-Cap (the “Merged Portfolio”) for shares of Large-Cap Core (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio by the Acquiring Portfolio. Shareholders approved the Plan at a meeting on July 15, 2020 and the reorganization took place at the close of business on August 14, 2020.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
AQR Large-Cap	$24,282,275	$20,477,315

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on August 14, 2020:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
AQR Large-Cap	1,285,681	Large-Cap Core	1,234,206	$26,720,555

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation on Investments	Acquiring Portfolio	Net Assets
AQR Large-Cap	$26,720,555	$3,804,960	Large-Cap Core	$3,241,988,782

B26

Financial Highlights

(Unaudited)

	AST Academic Strategies Asset Allocation Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$16.12		$13.89		$15.12		$13.43	$12.63		$13.05

Income (Loss) From Investment Operations:
Net investment income (loss)	0.01		0.09		0.07		0.03	0.01		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.30)		2.14		(1.30)		1.66	0.79		(0.41)

Total from investment operations	(1.29)		2.23		(1.23)		1.69	0.80		(0.42)

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—

Net Asset Value, end of period	$14.83		$16.12		$13.89		$15.12	$13.43		$12.63

Total Return(f)	(8.00)%		16.05	%(g)	(8.13	)%(g)	12.58%	6.33	%(g)	(3.22)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,845		$4,662		$3,882		$5,726	$5,438		$5,800
Average net assets (in millions)	$3,709		$4,509		$5,070		$5,635	$5,544		$6,820
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement(i)	0.82	%(j)	0.81%		0.80%		0.80%	0.84%		0.82%
Expenses before waivers and/or expense reimbursement(i)	0.83	%(j)	0.82%		0.81%		0.81%	0.84%		0.82%
Net investment income (loss)	0.14	%(j)	0.60%		0.45%		0.21%	0.05%		(0.04)%
Portfolio turnover rate(k)(l)	250%		243%		171%		140%	130%		71%

	AST AQR Large-Cap Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.63		$16.84		$18.32		$15.00	$13.55		$13.32

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.20		0.17		0.21	0.20		0.20
Net realized and unrealized gain (loss) on investment transactions	(1.45)		3.59		(1.65)		3.11	1.25		0.03

Total from investment operations	(1.35)		3.79		(1.48)		3.32	1.45		0.23

Capital Contributions	—		—		—		—	—	(d)(e)	—

Net Asset Value, end of period	$19.28		$20.63		$16.84		$18.32	$15.00		$13.55

Total Return(f)	(6.54)%		22.58%		(8.08)%		22.13%	10.70	%(g)	1.73%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$25		$2,104		$2,086		$2,649	$2,950		$2,912
Average net assets (in millions)	$1,067		$2,185		$2,527		$2,771	$2,854		$2,998
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.82	%(j)	0.82%		0.77%		0.73%	0.66%		0.58%
Expenses before waivers and/or expense reimbursement	0.84	%(j)	0.83%		0.82%		0.82%	0.82%		0.82%
Net investment income (loss)	1.10	%(j)	1.08%		0.92%		1.30%	1.48%		1.46%
Portfolio turnover rate(l)	61%		95%		84%		76%	63%		81%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.04%, 0.04%, 0.04%, 0.04%, 0.06%, and 0.05% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015, respectively.

(j)	Annualized.

(k)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(l)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(Unaudited)

	AST Capital Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$21.76		$17.80		$18.98		$16.10	$15.07		$14.99

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(b)	0.03		0.02		— (c)	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.83)		3.93		(1.20)		2.88	1.04		0.10

Total from investment operations	(0.83)		3.96		(1.18)		2.88	1.03		0.08

Capital Contributions	—		—	(b)(d)	—		—	—		—

Net Asset Value, end of period	$20.93		$21.76		$17.80		$18.98	$16.10		$15.07

Total Return(e)	(3.81)%		22.25	%(f)	(6.22)%		17.89%	6.83%		0.53%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$12,723		$14,290		$12,090		$14,539	$12,753		$12,583
Average net assets (in millions)	$12,227		$13,724		$14,194		$13,771	$12,302		$13,034
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.16	%(h)	0.16%		0.15%		0.15%	0.16%		0.16%
Expenses before waivers and/or expense reimbursement.	0.16	%(h)	0.16%		0.16%		0.16%	0.16%		0.16%
Net investment income (loss)	0.04	%(h)	0.12%		0.09%		(0.03)%	(0.09)%		(0.14)%
Portfolio turnover rate(i)	43%		26%		15%		17%	21%		23%

	AST ClearBridge Dividend Growth Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$22.00		$16.79		$17.63		$14.89	$12.96		$13.44

Income (Loss) From Investment Operations:
Net investment income (loss)	0.19		0.27		0.26		0.23	0.21		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(2.75)		4.94		(1.10)		2.51	1.72		(0.70)

Total from investment operations	(2.56)		5.21		(0.84)		2.74	1.93		(0.48)

Capital Contributions	—		—	(b)(d)(j)	—	(b)(j)	—	—	(b)(k)	—

Net Asset Value, end of period	$19.44		$22.00		$16.79		$17.63	$14.89		$12.96

Total Return(e)	(11.64)%		31.03	%(f)	(4.76	)%(f)	18.40%	14.89	%(f)	(3.57)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,526		$2,469		$1,337		$1,693	$1,492		$732
Average net assets (in millions)	$2,245		$1,884		$1,564		$1,593	$1,307		$954
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.91	%(h)	0.91%		0.89%		0.84%	0.82%		0.83%
Expenses before waivers and/or expense reimbursement	0.92	%(h)	0.92%		0.93%		0.93%	0.93%		0.94%
Net investment income (loss)	1.96	%(h)	1.33%		1.47%		1.40%	1.49%		1.65%
Portfolio turnover rate(i)	36%		18%		9%		16%	13%		17%

(a)	Calculated based on average shares outstanding during the period.

(b)	Less than $0.005 per share.

(c)	Less than $(0.005) per share.

(d)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(k)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	AST Goldman Sachs Multi-Asset Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.29		$13.17		$14.17		$12.62	$11.99		$12.10

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.28		0.28		0.20	0.15		0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.68)		1.84		(1.28)		1.35	0.48		(0.25)

Total from investment operations	(0.60)		2.12		(1.00)		1.55	0.63		(0.11)

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—

Net Asset Value, end of period	$14.69		$15.29		$13.17		$14.17	$12.62		$11.99

Total Return(f)	(3.93)%		16.02	%(g)	(7.06	)%(g)	12.28%	5.25	%(g)	(0.91)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,537		$2,896		$2,390		$3,244	$2,586		$2,666
Average net assets (in millions)	$2,384		$2,777		$2,996		$3,017	$2,587		$2,906
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.91	%(i)	0.91%		0.93%		0.94%	0.90%		0.84%
Expenses before waivers and/or expense reimbursement	1.06	%(i)	1.06%		1.05%		1.07%	1.09%		1.07%
Net investment income (loss)	1.04	%(i)	1.95%		1.99%		1.45%	1.26%		1.16%
Portfolio turnover rate(j)(k)	247%		319%		228%		191%	234%		253%

	AST J.P. Morgan Global Thematic Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$18.01		$15.08		$16.28		$13.92	$13.23		$13.37

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.27		0.26		0.19	0.18		0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.22)		2.66		(1.46)		2.17	0.51		(0.29)

Total from investment operations	(1.12)		2.93		(1.20)		2.36	0.69		(0.14)

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—

Net Asset Value, end of period	$16.89		$18.01		$15.08		$16.28	$13.92		$13.23

Total Return(f)	(6.27)%		19.43	%(g)	(7.37	)%(g)	16.95%	5.22	%(g)	(1.05)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,838		$3,285		$2,752		$3,458	$2,978		$2,949
Average net assets (in millions)	$2,691		$3,146		$3,319		$3,231	$2,880		$3,141
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.06	%(i)(l)	1.06%		1.05%		1.05%	1.06%		1.06%
Expenses before waivers and/or expense reimbursement	1.06	%(i)(l)	1.06%		1.05%		1.05%	1.06%		1.06%
Net investment income (loss)	1.18	%(i)	1.59%		1.59%		1.27%	1.38%		1.09%
Portfolio turnover rate(k)	93%		104%		71%		58%	87%		56%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(l)	The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01% for the six months ended June 30, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	AST J.P. Morgan Strategic Opportunities Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$20.80		$18.14		$19.12		$17.05	$16.42		$16.45

Income (Loss) From Investment Operations:
Net investment income (loss)	0.14		0.36		0.33		0.27	0.24		0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.81)		2.30		(1.31)		1.80	0.39		(0.23)

Total from investment operations	(0.67)		2.66		(0.98)		2.07	0.63		(0.03)

Capital Contributions	—		—	(b)(c)(d)	—	(c)(d)	—	—	(d)(e)	—

Net Asset Value, end of period	$20.13		$20.80		$18.14		$19.12	$17.05		$16.42

Total Return(f)	(3.22)%		14.61	%(g)	(5.13	)%(g)	12.14%	3.84	%(g)	(0.18)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,040		$2,288		$2,018		$2,601	$2,514		$2,667
Average net assets (in millions)	$1,951		$2,245		$2,427		$2,578	$2,568		$2,883
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.12	%(i)(j)	1.12	%(j)	1.11	%(j)	1.11%	1.15	%(j)	1.21	%(j)
Expenses before waivers and/or expense reimbursement	1.13	%(i)(j)	1.13	%(j)	1.12	%(j)	1.12%	1.16	%(j)	1.22	%(j)
Net investment income (loss)	1.43	%(i)	1.84%		1.75%		1.49%	1.44%		1.18%
Portfolio turnover rate(k)	84%		89%		84%		70%	90%		69%

	AST Legg Mason Diversified Growth Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$13.67		$11.56		$12.32		$10.75	$9.87		$9.96

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.23		0.19		0.16	0.14		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.51)		1.88		(0.95)		1.41	0.74		(0.22)

Total from investment operations	(1.42)		2.11		(0.76)		1.57	0.88		(0.09)

Capital Contributions	—		—	(c)(d)	—	(c)(d)	—	—		—

Net Asset Value, end of period	$12.25		$13.67		$11.56		$12.32	$10.75		$9.87

Total Return(f)	(10.39)%		18.25	%(g)	(6.17	)%(g)	14.60%	8.92%		(0.90)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$458		$555		$357		$333	$187		$84
Average net assets (in millions)	$417		$491		$394		$260	$122		$47
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.96	%(i)	0.95%		0.95%		0.96%	0.97%		0.97%
Expenses before waivers and/or expense reimbursement	1.07	%(i)	1.06%		1.07%		1.11%	1.23%		2.01%
Net investment income (loss)	1.41	%(i)	1.82%		1.57%		1.41%	1.32%		1.31%
Portfolio turnover rate(k)	99%		33%		43%		23%	40%		57%

(a)	Calculated based on average shares outstanding during the period.

(b)	Represents payment received by the Portfolio, from the Investment Manager, in connection for costs incurred due to a portfolio allocation error.

(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)

The expense ratio includes interest and dividend expenses on securities sold short and broker fees and expenses on short sales of 0.01%, 0.02%, 0.01%, 0.04%, and 0.10% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2016, and 2015, respectively

(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	AST T. Rowe Price Growth Opportunities Portfolio
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016		2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$15.84		$12.70		$13.75		$11.42	$10.83		$10.67

Income (Loss) From Investment Operations:
Net investment income (loss)	0.06		0.18		0.17		0.11	0.10		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.07)		2.96		(1.22)		2.22	0.49		0.08

Total from investment operations	(1.01)		3.14		(1.05)		2.33	0.59		0.16

Capital Contributions	—		—	(b)(c)	—	(b)(c)	—	—	(c)(d)	—

Net Asset Value, end of period	$14.83		$15.84		$12.70		$13.75	$11.42		$10.83

Total Return(e)	(6.38)%		24.72	%(f)	(7.64	)%(f)	20.40%	5.45	%(f)	1.50%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,645		$2,950		$1,619		$1,400	$838		$567
Average net assets (in millions)	$2,312		$2,460		$1,753		$1,088	$677		$438
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.99	%(h)	0.99%		1.01%		1.02%	1.07%		1.13%
Expenses before waivers and/or expense reimbursement	1.00	%(h)	1.00%		1.02%		1.03%	1.07%		1.13%
Net investment income (loss)	0.84	%(h)	1.23%		1.23%		0.88%	0.94%		0.75%
Portfolio turnover rate(i)	124%		69%		83%		56%	80%		55%

(a)	Calculated based on average shares outstanding during the period.

(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.

(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(g)	Does not include expenses of the underlying funds in which the Portfolio invests.

(h)	Annualized.

(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board noted that the QMA LLC (formerly, Quantitative Management Associates LLC) (QMA), and Jennison Associates LLC (Jennison), which serve as subadvisers to certain of the Portfolios, are each affiliated with the Manager. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk

[1]	PGIM Investments serves as the sole investment manager for the following portfolio: AST Legg Mason Diversified Growth Portfolio.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison and QMA, each of which are affiliates of the Manager, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various time periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST Academic Strategies Asset Allocation Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.007% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST AQR Large-Cap Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board considered that at its January 2020 Board meeting, it approved a recommendation to replace AQR and reposition assets in this Portfolio into a new multi-managed AST Large-Cap Core Portfolio which is expected to be consummated in August 2020.

•	The Board noted that the Manager had contractually agreed to waive 0.007% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Capital Growth Asset Allocation Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that the Portfolio underperformed its benchmark index over all periods. In that regard, the Board considered the Manager’s assertion that the Peer Universe provided by Broadridge, an independent provider of mutual fund data, is an appropriate tool for comparison of the Portfolio’s performance to other similarly situated funds.

•

The Board considered that the Manager agreed to continue the existing voluntary management fee waiver based on the aggregate assets of each Portfolio of the Trust (or Portfolio sleeve) managed as a fund-of-funds.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST ClearBridge Dividend Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, though it underperformed its benchmark index over the remaining periods.

•	The Board noted that the Manager had contractually agreed to waive 0.012% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Goldman Sachs Multi-Asset Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	4th Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board noted the Manager’s assertion that the Portfolio’s custom benchmark index represents a better source of comparative performance information for asset allocation funds like the Portfolio.

•	The Board noted that it would consider strategic alternatives to address the performance of the Portfolio.

•

The Board noted that the Manager had contractually agreed to waive 0.132% of its management fee through June 30, 2021 and that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.910% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the management and subadvisory agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Global Thematic Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over the three-, five- and ten-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board noted that the Manager had voluntarily agreed to reimburse expenses and/or waive fees to the extent that the Portfolio’s acquired fund fees and expenses exceed 0.23% of the Portfolio’s average daily net assets.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST J.P. Morgan Strategic Opportunities Portfolio*
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its custom benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.011% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*

The Board considered the Manager’s assertion that the Peer Universe selected for the Portfolio by Broadridge did not provide a meaningful basis for peer fund performance and expense comparisons, due to the fact that, unlike the funds in the Peer Universe, the Portfolio was structured to allocate assets in underlying funds following traditional strategies and to allocate assets in non-traditional investment strategies. Consequently, the Board considered an alternative peer performance and peer expense analysis prepared at the request of the Board by JDL Consultants, which utilized peer groups reflective of the Portfolio’s traditional and non-traditional investment strategies.

AST Legg Mason Diversified Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	2nd Quartile	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	The Board considered the Manager’s assertion that it believes the Portfolio’s more recent underperformance to be temporary, and primarily attributable to performance challenges in calendar year 2019.

•

In this regard, the Board noted that when it considered the performance of the Portfolio one year before, the Portfolio ranked in the second quartile of its Peer Universe over the one-year period and the first quartile for the three-year period ended December 31, 2018.

•

The Board noted information provided by the Manager indicating that the Portfolio had beaten its benchmark in 2016 and 2018, and outperformed its peer median in three out of the last five calendar years.

•

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.07% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Growth Opportunities Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that the Manager had contractually agreed to waive 0.0104% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

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The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-D

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST AB Global Bond Portfolio

AST American Funds Growth Allocation Portfolio

AST BlackRock 60/40 Target Allocation ETF Portfolio

AST BlackRock 80/20 Target Allocation ETF Portfolio

AST FQ Absolute Return Currency Portfolio

AST Goldman Sachs Global Income Portfolio

AST Jennison Global Infrastructure Portfolio

AST Neuberger Berman Long/Short Portfolio

AST PIMCO Dynamic Bond Portfolio

AST Prudential Flexible Multi-Strategy Portfolio

AST QMA International Core Equity Portfolio

AST T. Rowe Price Diversified Real Growth Portfolio

AST Wellington Management Global Bond Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST AB Global Bond Portfolio	A3
	AST American Funds Growth Allocation Portfolio	A28
	AST BlackRock 60/40 Target Allocation ETF Portfolio	A31
	AST BlackRock 80/20 Target Allocation ETF Portfolio	A34
	AST FQ Absolute Return Currency Portfolio	A37
	AST Goldman Sachs Global Income Portfolio	A45
	AST Jennison Global Infrastructure Portfolio	A81
	AST Neuberger Berman Long/Short Portfolio	A84
	AST PIMCO Dynamic Bond Portfolio	A98
	AST Prudential Flexible Multi-Strategy Portfolio	A116
	AST QMA International Core Equity Portfolio	A126
	AST T. Rowe Price Diversified Real Growth Portfolio	A135
	AST Wellington Management Global Bond Portfolio	A167

Section B	Notes to Financial Statements
Section C	Financial Highlights

∎	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

Advanced Series Trust	July 31, 2020

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2020

AST AB Global Bond
Credit Quality	(% of Net Assets	)
AAA	25.8%
AA	12.1%
A	17.6%
BBB	27.7%
BB	8.3%
B	2.6%
CCC and Below	0.7%
Cash/Cash Equivalents	5.2%
Total	100.0%

AST American Funds Growth Allocation
Top Largest Holdings	Asset Class	(% of Net Assets	)
American Funds Insurance Series - Asset Allocation Fund	Dynamic Allocation	25.0%
American New Perspective Fund (Class R6)	Growth Broad Market	20.1%
American Funds Insurance Series - Growth-Income Fund	Blend Broad Market	19.9%
American Funds - Bond Fund of America (The) (Class R6)	Aggregate Bond	19.4%
American Funds Insurance Series - Growth Fund	Growth Broad Market	15.4%

AST BlackRock 60/40 Target Allocation ETF
Ten Largest Holdings	Asset Class	(% of Net Assets	)
iShares Core S&P 500 ETF	Exchange-Traded Funds	16.9%
iShares iBoxx $ Investment Grade Corporate Bond ETF	Exchange-Traded Funds	13.2%
iShares U.S. Treasury Bond ETF	Exchange-Traded Funds	11.1%
iShares Trust iShares ESG MSCI USA ETF	Exchange-Traded Funds	11.0%
iShares MSCI EAFE Growth ETF	Exchange-Traded Funds	7.9%
iShares Short-Term Corporate Bond ETF	Exchange-Traded Funds	6.0%
iShares, Inc. iShares ESG MSCI EM ETF	Exchange-Traded Funds	5.0%
iShares Edge MSCI USA Value Factor ETF	Exchange-Traded Funds	4.0%
iShares 0-5 Year High Yield Corporate Bond ETF	Exchange-Traded Funds	3.9%
iShares Core S&P Small-Cap ETF	Exchange-Traded Funds	3.7%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST BlackRock 80/20 Target Allocation ETF
Ten Largest Holdings	Asset Class	(% of Net Assets	)
iShares Core S&P 500 ETF	Exchange-Traded Funds	23.0%
iShares Trust iShares ESG MSCI USA ETF	Exchange-Traded Funds	14.3%
iShares MSCI EAFE Growth ETF	Exchange-Traded Funds	11.1%
iShares, Inc. iShares ESG MSCI EM ETF	Exchange-Traded Funds	7.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	Exchange-Traded Funds	6.9%
iShares Edge MSCI USA Value Factor ETF	Exchange-Traded Funds	5.0%
iShares U.S. Treasury Bond ETF	Exchange-Traded Funds	4.8%
iShares Core S&P Small-Cap ETF	Exchange-Traded Funds	4.7%
iShares Global Tech ETF	Exchange-Traded Funds	4.3%
iShares U.S. Medical Devices ETF	Exchange-Traded Funds	4.1%

AST FQ Absolute Return Currency
Top Largest Holdings	Line of Business	Interest Rate	Maturity Date	(% of Net Assets	)
U.S. Treasury Bills	U.S. Treasury Obligations	0.050%	07/16/2020	23.9%
Morgan Stanley Institutional Liquidity Funds-Treasury Portfolio	Exchange-Traded Funds			21.8%
U.S. Treasury Bills	U.S. Treasury Obligations	0.098%	08/13/2020	8.3%
Canadian Treasury Bill	Foreign Treasury Obligations	0.220%	07/23/2020	3.8%

Holdings reflect only short-term investments.

AST Goldman Sachs Global Income
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Federal National Mortgage Assoc., 2.500%, TBA	U.S. Government Agency Obligations	United States	9.8%
Japan Government Twenty Year Bond Bonds, Series 152, 1.200%, 03/20/35	Sovereign Bonds	Japan	4.0%
Government National Mortgage Assoc., 2.500%, TBA	U.S. Government Agency Obligations	United States	3.9%
Government National Mortgage Assoc., 4.500%, TBA	U.S. Government Agency Obligations	United States	3.7%
United Kingdom Gilt Bonds, 4.500%, 09/07/34	Sovereign Bonds	United Kingdom	2.6%
Federal National Mortgage Assoc., 2.500%, TBA	U.S. Government Agency Obligations	United States	2.1%
Japan Government Two Year Bond Bonds, Series 410, 0.100%, 03/01/22	Sovereign Bonds	Japan	2.0%
Japanese Government CPI Linked Bond Bonds, Series 24, 0.100%, 03/10/29	Sovereign Bonds	Japan	1.6%
Federal National Mortgage Assoc., 5.000%, TBA	U.S. Government Agency Obligations	United States	1.6%
Japan Government Five Year Bond Bonds, Series 141, 0.100%, 09/20/24	Sovereign Bonds	Japan	1.5%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST Jennison Global Infrastructure
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
NextEra Energy, Inc.	Electric Utilities	United States	5.1%
RWE AG	Multi-Utilities	Germany	5.1%
Cellnex Telecom SA, 144A	Diversified Telecommunication Services	Spain	4.7%
Vinci SA	Construction & Engineering	France	4.0%
Enel SpA	Electric Utilities	Italy	3.8%
Union Pacific Corp.	Road & Rail	United States	3.4%
Iberdrola SA	Electric Utilities	Spain	3.2%
Eiffage SA	Construction & Engineering	France	3.0%
Dominion Energy, Inc.	Multi-Utilities	United States	3.0%
Equinix, Inc., REIT	Equity Real Estate Investment Trusts (REITs)	United States	2.9%

AST Neuberger Berman Long/Short
Ten Largest Holdings—Long	Line of Business	(% of Net Assets	)
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.4%
Equifax, Inc.	Professional Services	2.3%
Microsoft Corp.	Software	2.3%
Ashland Global Holdings, Inc.	Chemicals	2.2%
IHS Markit Ltd.	Professional Services	2.1%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.1%
McDonald’s Corp.	Hotels, Restaurants & Leisure	2.1%
NextEra Energy, Inc.	Electric Utilities	2.0%
WEC Energy Group, Inc.	Multi-Utilities	1.7%

AST Neuberger Berman Long/Short
Ten Largest Holdings—Short	Line of Business	(% of Net Assets	)
Waddell & Reed Financial, Inc. (Class A Stock)	Capital Markets	(0.7)%
FactSet Research Systems, Inc.	Capital Markets	(0.6)%
SAP SE	Software	(0.5)%
Western Union Co. (The)	IT Services	(0.5)%
Guidewire Software, Inc.	Software	(0.5)%
Arcos Dorados Holdings, Inc. (Class A Stock)	Hotels, Restaurants & Leisure	(0.5)%
Ceridian HCM Holding, Inc.	Software	(0.4)%
Franklin Resources, Inc.	Capital Markets	(0.4)%
Alcon, Inc.	Health Care Equipment & Supplies	(0.4)%
Bill.com Holdings, Inc.	Software	(0.4)%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST PIMCO Dynamic Bond
Credit Quality	(% of Net Assets	)
AAA	64.6%
AA	1.4%
A	5.8%
BBB	15.0%
BB	4.8%
B	2.3%
CCC and Below	6.2%
Cash/Cash Equivalents	-0.1%
Total	100.0%

AST Prudential Flexible Multi-Strategy
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
AST Prudential Core Bond Portfolio	Core Bond	United States	20.7%
AST QMA US Equity Alpha Portfolio	Large/Mid-Cap Value	United States	17.7%
iShares Core S&P 500 ETF	Exchange-Traded Funds	United States	6.5%
iShares MSCI EAFE ETF	Exchange Traded Funds	United States	5.7%
Invesco QQQ Trust Series 1	Exchange-Traded Funds	United States	5.6%
iShares Core U.S. Aggregate Bond ETF	Exchange-Traded Funds	United States	3.8%
iShares 3-7 Year Treasury Bond ETF	Exchange-Traded Funds	United States	3.4%
iShares 1-3 Year Treasury Bond ETF	Exchange-Traded Funds	United States	2.9%
AST High Yield Portfolio	High Yield	United States	2.6%
iShares MSCI Germany ETF	Exchange-Traded Funds	Germany	2.4%

AST QMA International Core Equity
Ten Largest Holdings	Line of Business	Country	(% of Net Assets	)
Roche Holding AG	Pharmaceuticals	Switzerland	2.4%
Novartis AG	Pharmaceuticals	Switzerland	2.0%
Nestle SA	Food Products	Switzerland	1.7%
Sanofi	Pharmaceuticals	France	1.5%
GlaxoSmithKline PLC	Pharmaceuticals	United Kingdom	1.3%
British American Tobacco PLC	Tobacco	United Kingdom	1.2%
Sony Corp.	Household Durables	Japan	1.2%
Commonwealth Bank of Australia	Banks	Australia	1.2%
Schneider Electric SE	Electrical Equipment	France	1.1%
Rio Tinto PLC	Metals & Mining	Australia	1.1%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST T. Rowe Price Diversified Real Growth
Ten Largest Holdings	Line of Business	(% of Net Assets	)
T. Rowe Price Emerging Markets Bond Fund	Emerging Markets	3.1%
T. Rowe Price Institutional High Yield Fund	High Yield	2.8%
T. Rowe Price Institutional Floating Rate Fund	Bank Loan	2.8%
Microsoft Corp.	Software	2.4%
Amazon.com, Inc.	Internet & Direct Marketing Retail	1.8%
Apple, Inc.	Technology Hardware, Storage & Peripherals	1.4%
Alphabet, Inc. (Class C Stock)	Interactive Media & Services	1.0%
Danaher Corp.	Health Care Equipment & Supplies	1.0%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.125%, 01/15/22	U.S. Treasury Obligations	1.0%
U.S. Treasury Inflation Indexed Bonds, TIPS, 0.625%, 04/15/23	U.S. Treasury Obligations	1.0%

AST Wellington Management Global Bond
Credit Quality	(% of Net Assets	)
AAA	27.2%
AA	13.9%
A	27.3%
BBB	31.3%
NR	0.6%
Cash/Cash Equivalents	-0.3%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST AB Global Bond Portfolio	Actual	$1,000.00	$1,016.30	0.92%	$4.61
	Hypothetical	$1,000.00	$1,020.29	0.92%	$4.62

AST American Funds Growth Allocation Portfolio	Actual	$1,000.00	$1,024.80	0.92%	$4.63
	Hypothetical	$1,000.00	$1,020.29	0.92%	$4.62

AST BlackRock 60/40 Target Allocation ETF Portfolio	Actual	$1,000.00	$1,004.20	0.75%	$3.74
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77

AST BlackRock 80/20 Target Allocation ETF Portfolio	Actual	$1,000.00	$991.90	0.75%	$3.71
	Hypothetical	$1,000.00	$1,021.13	0.75%	$3.77

AST FQ Absolute Return Currency Portfolio	Actual	$1,000.00	$1,209.80	1.27%	$6.98
	Hypothetical	$1,000.00	$1,018.55	1.27%	$6.37

AST Goldman Sachs Global Income Portfolio	Actual	$1,000.00	$1,045.30	0.97%	$4.93
	Hypothetical	$1,000.00	$1,020.04	0.97%	$4.87

AST Jennison Global Infrastructure Portfolio	Actual	$1,000.00	$917.20	1.26%	$6.01
	Hypothetical	$1,000.00	$1,018.60	1.26%	$6.32

AST Neuberger Berman Long/Short Portfolio	Actual	$1,000.00	$1,019.00	1.89%	$9.49
	Hypothetical	$1,000.00	$1,015.47	1.89%	$9.47

AST PIMCO Dynamic Bond Portfolio	Actual	$1,000.00	$1,000.00	1.09%	$5.42
	Hypothetical	$1,000.00	$1,019.44	1.09%	$5.47

AST Prudential Flexible Multi-Strategy Portfolio	Actual	$1,000.00	$958.70	1.20%	$5.84
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02

Advanced Series Trust Fees and Expenses — unaudited (continued)	June 30, 2020

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST QMA International Core	Actual	$1,000.00	$888.30	1.02%	$4.79
Equity Portfolio	Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12

AST T. Rowe Price Diversified	Actual	$1,000.00	$961.30	1.05%	$5.12
Real Growth Portfolio	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27

AST Wellington Management	Actual	$1,000.00	$1,030.50	0.91%	$4.59
Global Bond Portfolio	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	— Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	— Annual payment frequency for swaps
ABS	— Asset-Backed Security
ADR	— American Depositary Receipt
BABs	— Build America Bonds
BBR	— New Zealand Bank Bill Rate
BBSW	— Australian Bank Bill Swap Reference Rate
BTP	— Buoni del Tesoro Poliennali
CDI	— Chess Depository Interest
CDOR	— Canadian Dollar Offered Rate
CDX	— Credit Derivative Index

CLO	— Collateralized Loan Obligation
CMBX	— Commercial Mortgage-Backed Index
CPI	— Consumer Price Index
CVA	— Certificate Van Aandelen (Bearer)
CVT	— Convertible Security
EAFE	— Europe, Australasia, Far East
EM	— Emerging Markets
EMTN	— Euro Medium Term Note
ESG	— Environmental Social and Governance
ETF	— Exchange-Traded Fund
EURIBOR	— Euro Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corporation
GDR	— Global Depositary Receipt
GMTN	— Global Medium Term Note
iBoxx	— Bond Market Indices
IO	— Interest Only (Principal amount represents notional)
iTraxx	— International Credit Derivative Index
KWCDC	— Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LP	— Limited Partnership
M	— Monthly payment frequency for swaps
MSCI	— Morgan Stanley Capital International
MTN	— Medium Term Note
NASDAQ	— National Association of Securities Dealers Automated Quotations
NIBOR	— Norwegian Interbank Offered Rate
NYSE	— New York Stock Exchange
OAT	— Obligations Assimilables du Tresor
OFZ	— Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	— Over-the-counter
PIK	— Payment-in-Kind
PJSC	— Public Joint-Stock Company
PRFC	— Preference Shares
Q	— Quarterly payment frequency for swaps
REITs	— Real Estate Investment Trust
REMICS	— Real Estate Mortgage Investment Conduit Security
S	— Semiannual payment frequency for swaps
S&P	— Standard & Poor’s
SONIA	— Sterling Overnight Index Average
SPDR	— Standard & Poor’s Depositary Receipts
STIBOR	— Stockholm Interbank Offered Rate
Strips	— Separate Trading of Registered Interest and Principal of Securities

SEE NOTES TO FINANCIAL STATEMENTS

A1

Glossary (continued)

T	— Swap payment upon termination
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities

UTS	— Unit Trust Security
XETR	— Frankfurt Stock Exchange
XTSE	— Toronto Stock Exchange

SEE NOTES TO FINANCIAL STATEMENTS

A2

AST AB GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 94.9%

ASSET-BACKED SECURITIES — 3.7%
Cayman Islands — 2.7%
Black Diamond CLO Ltd.,
Series 2016-01A, Class A2AR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
2.741%(c)	04/26/31	1,250	$1,200,990
Greywolf CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
2.151%(c)	01/27/31	1,674	1,626,742
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.630% (Cap N/A, Floor 0.000%)
2.621%(c)	04/26/31	1,380	1,330,134
ICG US CLO Ltd.,
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.275%(c)	10/19/28	4,830	4,757,093
OZLM Ltd.,
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
2.239%(c)	04/15/31	4,210	4,007,866
Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)
2.205%(c)	01/17/31	1,771	1,712,771
Sound Point CLO Ltd.,
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.219%(c)	04/15/31	6,035	5,788,188
THL Credit Wind River CLO Ltd.,
Series 2014-02A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.359%(c)	01/15/31	4,147	4,014,692
Series 2017-04A, Class B, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 0.000%)
1.827%(c)	11/20/30	1,500	1,438,508

			25,876,984

United States — 1.0%
CPS Auto Trust,
Series 2016-D, Class E, 144A
6.860%	04/15/24	700	700,587
Exeter Automobile Receivables Trust,
Series 2017-01A, Class D, 144A
6.200%	11/15/23	3,225	3,315,701
Invitation Homes Trust,
Series 2018-SFR04, Class E, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 2.000%)
2.144%(c)	01/17/38	2,057	1,940,570
SoFi Consumer Loan Program LLC,
Series 2017-01, Class B, 144A
4.730%(cc)	01/26/26	2,521	2,549,921
Series 2017-02, Class A, 144A
3.280%	02/25/26	147	147,405

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2018-01, Class B, 144A
3.650%	02/25/27	825	$830,022

			9,484,206

TOTAL ASSET-BACKED SECURITIES (cost $36,282,154)			35,361,190

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.9%
United States
225 Liberty Street Trust,
Series 2016-225L, Class E, 144A
4.803%(cc)	02/10/36	1,160	1,120,521
Ashford Hospitality Trust,
Series 2018-KEYS, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	06/15/35	1,765	1,636,778
BFLD Trust,
Series 2019-DPLO, Class D, 144A, 1 Month LIBOR + 1.840% (Cap N/A, Floor 1.840%)
2.025%(c)	10/15/34	609	541,889
BHMS Mortgage Trust,
Series 2018-ATLS, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.435%(c)	07/15/35	2,010	1,904,375
BHP Trust,
Series 2019-BXHP, Class C, 144A, 1 Month LIBOR + 1.522% (Cap N/A, Floor 1.522%)
1.707%(c)	08/15/36	1,110	1,015,538
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)
1.272%(c)	09/15/37	1,615	1,437,658
Commercial Mortgage Trust,
Series 2013-CR06, Class D, 144A
4.227%(cc)	03/10/46	1,120	758,339
Series 2013-CR10, Class D, 144A
4.948%(cc)	08/10/46	1,185	1,078,671
Series 2013-LC06, Class D, 144A
4.462%(cc)	01/10/46	2,330	1,504,940
DBWF Mortgage Trust,
Series 2018-GLKS, Class A, 144A, 1 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
1.224%(c)	12/19/30	2,704	2,569,011
GS Mortgage Securities Corp. Trust,
Series 2019-SMP, Class D, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.135%(c)	08/15/32	760	639,455
GS Mortgage Securities Trust,
Series 2012-GC06, Class D, 144A
5.839%(cc)	01/10/45	309	216,832
Series 2013-G01, Class A1, 144A
2.059%	04/10/31	185	185,802
Series 2014-GC22, Class D, 144A
4.847%(cc)	06/10/47	350	231,210
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class E, 144A
5.303%(cc)	06/15/45	669	400,709

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Morgan Stanley Capital I Trust,
Series 2015-XLF02, Class SNMD, 144A, 1 Month LIBOR + 1.735% (Cap N/A, Floor 1.733%)
1.919%(c)	11/15/26		1,450	$1,305,000
Starwood Retail Property Trust,
Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.470% (Cap N/A, Floor 1.220%)
1.655%(c)	11/15/27		1,085	828,647
WFRBS Commercial Mortgage Trust,
Series 2014-C25, Class D, 144A
3.803%(cc)	11/15/47		652	505,172

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,481,122)				17,880,547

CORPORATE BONDS — 30.7%
Australia — 0.9%
Australia & New Zealand Banking Group Ltd.,
Covered Bonds, EMTN
3.625%	07/18/22	EUR	889	1,079,951
Sub. Notes, 144A
4.400%	05/19/26		600	666,048
Commonwealth Bank of Australia,
Covered Bonds, EMTN
0.750%	11/04/21	EUR	1,654	1,885,774
3.000%	05/03/22	EUR	509	606,728
Sub. Notes, 144A
4.500%	12/09/25		207	232,913
Glencore Finance Europe Ltd.,
Gtd. Notes, EMTN
3.125%	03/26/26	GBP	2,485	3,181,788
Glencore Funding LLC,
Gtd. Notes, 144A
4.000%	03/27/27		700	748,192

				8,401,394

Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.550%	01/23/49		1,065	1,424,016

Brazil — 0.5%
Braskem Netherlands Finance BV,
Gtd. Notes, 144A
4.500%	01/31/30		1,580	1,451,098
BRF GmbH,
Gtd. Notes
4.350%	09/29/26		775	749,494
BRF SA,
Sr. Unsec’d. Notes
4.875%	01/24/30		775	736,178
Centrais Eletricas Brasileiras SA,
Sr. Unsec’d. Notes, 144A
3.625%	02/04/25		580	567,371
Globo Comunicacao e Participacoes SA,
Sr. Unsec’d. Notes, 144A
4.875%	01/22/30		455	411,480

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Brazil (cont’d.)
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
7.125%	06/26/42	(d)		1,850	$111,949
Rumo Luxembourg Sarl,
Gtd. Notes, 144A
7.375%	02/09/24	(a)		908	954,878

					4,982,448

Canada — 0.8%
Canadian Imperial Bank of Commerce,
Covered Bonds
0.000%	07/25/22		EUR	3,427	3,880,123
Husky Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	04/15/29	(a)		2,585	2,583,567
Leisureworld Senior Care LP,
Sr. Sec’d. Notes, Series B
3.474%	02/03/21		CAD	1,389	1,030,630

					7,494,320

Chile — 0.5%
Colbun SA,
Sr. Unsec’d. Notes, 144A
3.150%	03/06/30			200	201,778
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.750%	01/15/31			1,175	1,280,226
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31			200	217,911
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes, 144A
3.650%	05/07/30			200	214,894
Empresa Electrica Cochrane SpA,
Sr. Sec’d. Notes
5.500%	05/14/27			661	676,816
Inversiones CMPC SA,
Gtd. Notes, 144A
3.850%	01/13/30			1,766	1,801,860

					4,393,485

China — 0.5%
Baidu, Inc.,
Sr. Unsec’d. Notes
3.075%	04/07/25			327	343,531
Prosus NV,
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30			2,639	2,761,561
Sinopec Group Overseas Development 2018 Ltd.,
Gtd. Notes, 144A
2.150%	05/13/25			1,693	1,738,764

					4,843,856

Denmark — 0.3%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25			1,353	1,402,920

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Denmark (cont’d.)
5.375%	01/12/24			1,570	$1,750,307

					3,153,227

Finland — 0.1%
Nordea Bank Abp,
Sr. Unsec’d. Notes, 144A
3.750%	08/30/23			1,093	1,174,510

France — 1.9%
BNP Paribas SA,
Sub. Notes, 144A, MTN
4.375%	09/28/25			3,952	4,346,405
4.375%	05/12/26			1,205	1,333,362
BPCE SA,
Sub. Notes, 144A
5.150%	07/21/24	(a)		852	947,348
Sub. Notes, 144A, MTN
4.500%	03/15/25			460	504,198
4.625%	07/11/24			295	321,267
5.700%	10/22/23	(a)		567	631,891
BPCE SFH SA,
Covered Bonds, EMTN
2.375%	11/29/23		EUR	1,500	1,843,467
Caisse Nationale de Reassurance Mutuelle Agricole Groupama,
Sub. Notes
6.000%	01/23/27		EUR	800	1,080,894
CNP Assurances,
Sub. Notes
4.500%(ff)	06/10/47		EUR	900	1,161,794
Credit Agricole Assurances SA,
Sub. Notes
4.250%(ff)	—	(rr)	EUR	800	966,074
4.750%(ff)	09/27/48		EUR	800	1,052,679
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A, MTN
3.375%	01/10/22			440	455,277
4.125%	01/10/27	(a)		623	704,180
Sr. Unsec’d. Notes, EMTN
1.000%(ff)	04/22/26		EUR	500	567,005
Europcar Mobility Group,
Sr. Unsec’d. Notes, 144A
4.000%	04/30/26		EUR	369	312,299
Loxam SAS,
Sr. Sec’d. Notes
4.250%	04/15/24		EUR	279	296,373
Rexel SA,
Sr. Unsec’d. Notes
2.125%	06/15/25		EUR	572	629,475
Societe Generale SA,
Jr. Sub. Notes
7.375%(ff)	—	(rr)		866	873,845
Sub. Notes, 144A
4.250%	08/19/26			200	213,416

					18,241,249

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Germany — 0.8%
BMW US Capital LLC,
Gtd. Notes, 144A
3.900%	04/09/25			1,277	$1,417,039
Cheplapharm Arzneimittel GmbH,
Sr. Sec’d. Notes, 144A
3.500%	02/11/27		EUR	211	230,719
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, Cash coupon 3.625% or PIK 4.375%
3.625%	05/15/25		EUR	428	478,955
ProGroup AG,
Sr. Sec’d. Notes
3.000%	03/31/26		EUR	261	282,890
Vertical Midco GmbH,
Sr. Sec’d. Notes, 144A
4.375%	07/15/27		EUR	850	954,975
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24		EUR	1,900	2,133,259
Volkswagen Leasing GmbH,
Gtd. Notes, EMTN
2.625%	01/15/24		EUR	761	896,935
WEPA Hygieneprodukte GmbH,
Sr. Sec’d. Notes, 144A
2.875%	12/15/27		EUR	1,192	1,309,080
2.875%	12/15/27		EUR	258	282,669

					7,986,521

India — 0.3%
Adani Ports & Special Economic Zone Ltd.,
Sr. Unsec’d. Notes
4.000%	07/30/27			1,868	1,812,381
Adani Transmission Ltd.,
Sr. Sec’d. Notes
4.000%	08/03/26			1,135	1,126,387

					2,938,768

Indonesia — 0.3%
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/25			476	510,385
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A, MTN
3.100%	08/25/30	(a)		1,600	1,607,079
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27			1,011	1,071,782

					3,189,246

Ireland — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.300%	01/23/23			270	263,819
4.125%	07/03/23			270	263,910
4.500%	09/15/23			339	339,325
6.500%	07/15/25			187	195,699

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Ireland (cont’d.)
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23			2,511	$2,705,202
Bank of Ireland Group PLC,
Sr. Unsec’d. Notes, 144A
4.500%	11/25/23			2,739	2,933,151
Smurfit Kappa Acquisitions ULC,
Gtd. Notes
2.875%	01/15/26		EUR	1,020	1,185,531

					7,886,637

Italy — 1.2%
Assicurazioni Generali SpA,
Sub. Notes, EMTN
5.500%(ff)	10/27/47		EUR	1,095	1,403,876
Enel Finance International NV,
Gtd. Notes, 144A
2.650%	09/10/24			2,328	2,431,550
Eni SpA,
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	(a)		1,483	1,621,348
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A
3.125%	07/14/22	(a)		2,475	2,520,261
Sub. Notes, 144A, MTN
5.017%	06/26/24			1,042	1,070,434
UniCredit SpA,
Sr. Unsec’d. Notes, 144A, MTN
3.750%	04/12/22			1,801	1,847,173

					10,894,642

Japan — 0.2%
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
0.750%	07/09/27		EUR	1,788	2,014,765

Kazakhstan — 0.1%
Tengizchevroil Finance Co. International Ltd.,
Sr. Sec’d. Notes, 144A
4.000%	08/15/26			1,064	1,119,594

Luxembourg — 0.1%
SIG Combibloc PurchaseCo Sarl,
Sr. Unsec’d. Notes, 144A
1.875%	06/18/23		EUR	696	794,423

Mexico — 0.2%
Petroleos Mexicanos,
Gtd. Notes
5.950%	01/28/31			260	214,162
6.840%	01/23/30			325	284,475
7.690%	01/23/50			1,405	1,164,084

					1,662,721

Netherlands — 1.6%
ABN AMRO Bank NV,
Sub. Notes
4.750%	07/28/25			359	396,120

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Netherlands (cont’d.)
ASR Nederland NV,
Sub. Notes
5.125%(ff)	09/29/45		EUR	1,508	$1,926,364
Cooperatieve Rabobank UA,
Gtd. Notes
4.375%	08/04/25			1,838	2,068,088
Jr. Sub. Notes
3.250%(ff)	—	(rr)	EUR	1,800	1,855,804
ING Groep NV,
Jr. Sub. Notes
6.500%(ff)	—	(rr)		203	207,308
Sr. Unsec’d. Notes, EMTN
3.000%	02/18/26		GBP	1,900	2,542,809
Intertrust Group BV,
Sr. Unsec’d. Notes
3.375%	11/15/25		EUR	1,020	1,147,853
Lincoln Financing SARL,
Sr. Sec’d. Notes
3.625%	04/01/24		EUR	1,004	1,029,508
Sr. Sec’d. Notes, 144A
3.625%	04/01/24		EUR	406	416,315
LYB Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27			50	66,357
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
2.700%	05/01/25			109	114,514
3.875%	06/18/26			1,079	1,204,447
OCI NV,
Sr. Sec’d. Notes
5.000%	04/15/23		EUR	1,400	1,581,990
Q-Park Holding I BV,
Sr. Sec’d. Notes, 144A
2.000%	03/01/27		EUR	644	670,198
Trivium Packaging Finance BV,
Sr. Sec’d. Notes, 144A
5.500%	08/15/26			306	310,815

					15,538,490

Norway — 0.2%
DNB Bank ASA,
Jr. Sub. Notes
6.500%(ff)	—	(rr)		1,440	1,477,578

Saudi Arabia — 0.3%
SABIC Capital II BV,
Gtd. Notes, 144A
4.000%	10/10/23			1,486	1,583,520
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24			1,280	1,333,826
3.500%	04/16/29			311	336,402

					3,253,748

South Africa — 0.4%
Anglo American Capital PLC,
Gtd. Notes, 144A
3.750%	04/10/22			200	206,402

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
South Africa (cont’d.)
4.875%	05/14/25			200	$221,892
5.375%	04/01/25	(a)		2,035	2,300,019
Gold Fields Orogen Holdings BVI Ltd.,
Gtd. Notes, 144A
5.125%	05/15/24			546	586,163

					3,314,476

Spain — 0.7%
Arena Luxembourg Finance Sarl,
Sr. Sec’d. Notes, 144A
1.875%	02/01/28		EUR	1,367	1,401,268
Banco Bilbao Vizcaya Argentaria SA,
Jr. Sub. Notes
5.875%(ff)	—	(rr)	EUR	600	657,247
Jr. Sub. Notes, Series 9
6.500%(ff)	—	(rr)		1,600	1,544,091
Banco Santander SA,
Jr. Sub. Notes
6.750%(ff)	—	(rr)	EUR	1,600	1,842,540
Grifols SA,
Sr. Sec’d. Notes, 144A
1.625%	02/15/25		EUR	1,370	1,508,290

					6,953,436

Supranational Bank — 0.2%
European Investment Bank,
Sr. Unsec’d. Notes, MTN
4.750%	08/07/24		AUD	2,591	2,080,252

Sweden — 0.2%
Swedbank AB,
Jr. Sub. Notes
6.000%(ff)	—	(rr)		1,600	1,608,065

Switzerland — 1.0%
Credit Suisse Group AG,
Jr. Sub. Notes
6.250%(ff)	—	(rr)		1,696	1,769,040
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26			2,325	2,355,314
Dufry One BV,
Gtd. Notes
2.500%	10/15/24		EUR	496	468,272
UBS AG,
Covered Bonds, 144A
4.000%	04/08/22		EUR	1,619	1,956,982
Sub. Notes
7.625%	08/17/22			1,470	1,637,691
UBS Group AG,
Jr. Sub. Notes
5.750%(ff)	—	(rr)	EUR	837	962,729
7.125%(ff)	—	(rr)		214	218,200

					9,368,228

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO,
Covered Bonds
2.375%	05/04/21		EUR	729	816,103

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Arab Emirates — 0.2%
DP World Crescent Ltd.,
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30			499	$484,492
3.875%	07/18/29			424	416,411
4.848%	09/26/28			1,300	1,369,421

					2,270,324

United Kingdom — 2.2%
BAT Capital Corp.,
Gtd. Notes
3.215%	09/06/26	(a)		262	281,150
BAT Netherlands Finance BV,
Gtd. Notes, EMTN
3.125%	04/07/28		EUR	2,375	2,953,730
BG Energy Capital PLC,
Gtd. Notes, EMTN
5.125%	12/01/25		GBP	1,061	1,612,518
BP Capital Markets PLC,
Gtd. Notes, EMTN
1.573%	02/16/27		EUR	440	514,105
British Telecommunications PLC,
Sr. Unsec’d. Notes
9.625%	12/15/30	(a)		955	1,561,104
CNH Industrial Finance Europe SA,
Gtd. Notes, EMTN
1.750%	09/12/25		EUR	166	188,310
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, EMTN
6.750%	12/03/28		GBP	475	734,778
HSBC Holdings PLC,
Jr. Sub. Notes, EMTN
4.750%(ff)	—	(rr)	EUR	232	246,642
Sub. Notes
4.250%	03/14/24			900	970,379
Lloyds Banking Group PLC,
Sub. Notes
4.500%	11/04/24			567	619,511
Nationwide Building Society,
Sub. Notes, 144A
4.000%	09/14/26			1,839	1,988,177
Reynolds American, Inc.,
Gtd. Notes
4.450%	06/12/25			1,458	1,642,435
Rolls-Royce PLC,
Gtd. Notes, EMTN
0.875%	05/09/24		EUR	1,777	1,807,111
Royal Bank of Scotland Group PLC,
Jr. Sub. Notes, Series U, 3 Month LIBOR + 2.320%
2.628%(c)	—	(rr)		900	826,217
Santander UK Group Holdings PLC,
Sub. Notes, 144A, MTN
4.750%	09/15/25			2,506	2,719,667
Standard Chartered PLC,
Jr. Sub. Notes, 144A, 3 Month LIBOR + 1.510%
2.270%(c)	—	(rr)		1,900	1,529,851
Sub. Notes, 144A
3.950%	01/11/23			243	251,805

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United Kingdom (cont’d.)
5.200%	01/26/24	(a)		340	$368,070

					20,815,560

United States — 13.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.625%	11/15/28		EUR	108	137,468
ACE Capital Trust II,
Ltd. Gtd. Notes
9.700%	04/01/30			1,592	2,328,207
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	07/03/23			77	78,202
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26			26	26,232
Sr. Unsec’d. Notes, MTN
3.000%	02/01/30			39	36,129
4.250%	02/01/24			329	336,415
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	02/15/23	(a)		743	752,355
4.625%	01/15/27			536	536,141
Alleghany Corp.,
Sr. Unsec’d. Notes
3.625%	05/15/30			1,902	2,026,658
Altria Group, Inc.,
Gtd. Notes
1.700%	06/15/25		EUR	852	983,604
2.200%	06/15/27		EUR	912	1,076,716
3.125%	06/15/31		EUR	596	729,191
4.800%	02/14/29			410	477,946
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51			1,135	1,510,335
Aptiv Corp.,
Gtd. Notes
4.150%	03/15/24			426	459,104
AT&T, Inc.,
Jr. Sub. Notes, Series B
2.875%(ff)	—	(rr)	EUR	700	746,416
Sr. Unsec’d. Notes
1.600%	05/19/28		EUR	650	748,008
2.500%	03/15/23		EUR	734	866,375
3.400%	05/15/25			2,518	2,763,379
3.550%	06/01/24			813	888,971
3.800%	02/15/27			199	223,404
4.125%	02/17/26			652	741,382
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	(a)		564	612,078
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
2.875%	01/20/22			52	49,805
3.500%	11/01/27			64	52,717
3.875%	05/01/23			223	212,116
4.125%	08/01/25			5	4,500
4.875%	10/01/25			98	89,888

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series Z
6.500%(ff)	—	(rr)		1,011	$1,083,105
Sr. Unsec’d. Notes, EMTN
2.375%	06/19/24		EUR	1,960	2,368,277
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series G
4.700%(ff)	—	(rr)		697	725,176
Baxter International, Inc.,
Sr. Unsec’d. Notes, EMTN
0.400%	05/15/24		EUR	2,466	2,788,553
Boardwalk Pipelines LP,
Gtd. Notes
4.800%	05/03/29	(a)		1,460	1,537,645
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27			1,050	1,134,227
Broadcom, Inc.,
Gtd. Notes, 144A
4.110%	09/15/28			2,018	2,201,584
Capital One Financial Corp.,
Sr. Unsec’d. Notes
0.800%	06/12/24		EUR	177	194,041
1.650%	06/12/29		EUR	2,765	3,121,535
Carnival Corp.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/23			253	273,762
Carnival PLC,
Gtd. Notes
1.000%	10/28/29		EUR	1,411	825,639
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
2.375%	03/01/28		EUR	667	711,906
Centene Corp.,
Sr. Unsec’d. Notes
4.625%	12/15/29			441	465,889
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G
5.375%(ff)	—	(a)(rr)		1,281	1,364,267
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28			145	162,401
Chicago Parking Meters LLC,
Sr. Unsec’d. Notes(original cost $4,200,000; purchased 01/30/19)(f)
4.930%	12/30/25	^		4,200	4,852,869
Chubb INA Holdings, Inc.,
Gtd. Notes
0.300%	12/15/24		EUR	837	930,202
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—	(a)(rr)		1,334	1,259,357
Sr. Unsec’d. Notes
1.750%	10/23/26		GBP	1,880	2,367,688
Sr. Unsec’d. Notes, EMTN
1.500%(ff)	07/24/26		EUR	176	204,620

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
4.375%	05/15/26		EUR	294	$326,964
Colfax Corp.,
Gtd. Notes
3.250%	05/15/25		EUR	626	699,705
Comcast Corp.,
Gtd. Notes
0.750%	02/20/32		EUR	1,721	1,878,348
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24			710	718,862
Crown European Holdings SA,
Gtd. Notes
2.625%	09/30/24		EUR	493	559,521
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes
1.450%	01/22/27		EUR	596	643,523
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
7.125%	06/15/24			147	152,498
Sr. Sec’d. Notes, 144A
6.020%	06/15/26			245	280,293
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25			999	1,031,119
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28		EUR	1,306	1,432,324
DH Europe Finance Sarl,
Gtd. Notes
2.500%	07/08/25		EUR	100	124,082
Digital Euro Finco LLC,
Gtd. Notes
2.500%	01/16/26		EUR	1,920	2,332,410
Discover Financial Services,
Jr. Sub. Notes, Series D
6.125%(ff)	—	(rr)		1,397	1,438,476
Dover Corp.,
Sr. Unsec’d. Notes
0.750%	11/04/27		EUR	819	875,065
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27			378	395,557
5.500%	06/01/27	(a)		2,616	2,922,226
Equinix, Inc.,
Sr. Unsec’d. Notes
2.875%	03/15/24		EUR	722	824,444
2.875%	02/01/26		EUR	774	884,972
Expedia Group, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25			109	115,826
7.000%	05/01/25			393	411,600
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.625%	12/03/25		EUR	197	219,178
1.500%	05/21/27		EUR	1,941	2,252,790

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Fiserv, Inc.,
Sr. Unsec’d. Notes
1.125%	07/01/27		EUR	886	$1,006,324
Ford Motor Co.,
Sr. Unsec’d. Notes
8.500%	04/21/23			1,289	1,362,862
GE Capital Funding LLC,
Gtd. Notes, 144A
3.450%	05/15/25			860	897,656
General Electric Co.,
Sr. Unsec’d. Notes
0.875%	05/17/25		EUR	1,402	1,517,859
3.450%	05/01/27	(a)		1,631	1,670,796
General Motors Co.,
Sr. Unsec’d. Notes
6.125%	10/01/25			173	194,379
6.800%	10/01/27			243	282,548
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.100%	01/17/24			1,352	1,448,509
5.200%	03/20/23			256	273,573
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	—	(rr)		105	106,151
Jr. Sub. Notes, Series P
5.000%(ff)	—	(a)(rr)		520	480,370
Sr. Unsec’d. Notes, EMTN
1.250%	05/01/25		EUR	1,365	1,554,580
Harley-Davidson Financial Services, Inc.,
Gtd. Notes
0.900%	11/19/24		EUR	1,414	1,492,336
Gtd. Notes, 144A
3.350%	06/08/25			469	478,943
IHS Markit Ltd.,
Sr. Unsec’d. Notes
3.625%	05/01/24			692	741,146
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25			361	368,799
Kraft Heinz Foods Co.,
Gtd. Notes
2.250%	05/25/28		EUR	1,172	1,298,650
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22			84	87,126
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26			1,026	1,023,522
Lear Corp.,
Sr. Unsec’d. Notes
3.500%	05/30/30	(a)		612	603,470
3.800%	09/15/27			1,444	1,461,861
Leidos, Inc.,
Gtd. Notes, 144A
3.625%	05/15/25			202	220,064

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24			537	$541,274
Marriott International, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
0.968%(c)	03/08/21			292	291,538
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25			937	1,019,893
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
3.729%	10/15/70			154	158,077
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25		EUR	680	759,874
0.375%	03/07/23		EUR	1,175	1,322,710
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes, 144A
4.625%	06/15/25			673	662,413
Morgan Stanley,
Jr. Sub. Notes, Series J
5.550%(ff)	—	(rr)		430	394,239
Sr. Unsec’d. Notes, GMTN
1.375%	10/27/26		EUR	1,040	1,220,835
1.750%	03/11/24		EUR	1,202	1,411,389
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39			552	892,444
Navient Corp.,
Sr. Unsec’d. Notes
6.625%	07/26/21			1,465	1,435,702
Nordic Aviation Capital DAC,
Sr. Sec’d. Notes, 3 Month LIBOR + 2.250%
3.790%(c)	02/27/23	^		1,500	1,020,000
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30			486	465,110
4.550%	07/15/28			2,226	2,334,426
6.350%	01/15/31			380	444,816
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	(a)		419	407,382
3.600%	11/01/24			646	659,121
4.500%	12/15/26			114	120,639
Prologis Euro Finance LLC,
Gtd. Notes
0.375%	02/06/28		EUR	2,001	2,203,990
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
2.950%	06/15/30			550	564,521
Silgan Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	06/01/28		EUR	688	743,853
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.250%	05/04/25	(a)		2,238	2,356,821

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25			1,370	$1,405,445
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
4.738%	09/20/29			2,530	2,740,056
Starbucks Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/48			945	1,123,299
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	(a)		650	647,350
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27			215	223,053
4.375%	03/19/24			306	323,419
4.500%	07/23/25			496	526,688
Tenneco, Inc.,
Sr. Sec’d. Notes
5.000%	07/15/24		EUR	820	838,067
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26			167	164,049
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	(a)		1,238	1,238,445
Truist Financial Corp.,
Jr. Sub. Notes, Series Q
5.100%(ff)	—	(rr)		890	914,660
Valero Energy Corp.,
Sr. Unsec’d. Notes
6.625%	06/15/37			378	499,670
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.375%	02/15/28			686	729,669
3.700%	06/01/28			316	343,297
4.000%	01/15/26			283	315,378
Voya Financial, Inc.,
Gtd. Notes
5.650%(ff)	05/15/53			1,513	1,513,156
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
1.338%(ff)	05/04/25		EUR	525	600,517
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28			3,562	3,679,703
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
3.200%	06/15/25			121	123,432
4.400%	03/15/24			699	739,241
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28		EUR	1,405	1,552,167
2.125%	04/15/27		EUR	1,294	1,504,098
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
4.250%	03/01/22			73	71,757

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.050%	01/15/26	(a)	1,522	$1,634,328

				132,039,803

TOTAL CORPORATE BONDS (cost $289,366,113)				292,131,885

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.5%
Bermuda — 1.1%
Bellemeade Re Ltd.,
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.535%(c)	08/25/28		439	436,012
Series 2019-01A, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.935%(c)	03/25/29		1,851	1,723,288
Series 2019-02A, Class M1C, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.185%(c)	04/25/29		1,238	1,217,122
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.785%(c)	07/25/29		1,354	1,311,662
Series 2019-03A, Class M1C, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.135%(c)	07/25/29		1,585	1,477,300
Series 2019-04A, Class M1C, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)
2.685%(c)	10/25/29		512	456,860
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.885%(c)	11/25/28		703	680,832
Mortgage Insurance-Linked Notes,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)
2.085%(c)	11/26/29		652	635,202
Radnor Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 1.950%)
2.135%(c)	02/25/29		704	697,535
Series 2019-02, Class M1B, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
1.935%(c)	06/25/29		2,247	2,218,253

				10,854,066

United States — 3.4%
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.485%(c)	08/25/31		674	664,045
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.335%(c)	09/25/31		468	461,845
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.285%(c)	06/25/39		1,360	1,319,830

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.185%(c)	07/25/39	754	$737,340
Series 2019-R06, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.285%(c)	09/25/39	1,183	1,147,064
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.285%(c)	10/25/39	855	828,770
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.235%(c)	01/25/40	1,120	1,062,838
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	01/25/40	958	948,056
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 1 Month LIBOR + 5.000%
5.185%(c)	11/25/24	1,235	1,268,327
Series 2015-C01, Class 1M2, 1 Month LIBOR + 4.300%
4.485%(c)	02/25/25	917	924,579
Series 2015-C02, Class 1M2, 1 Month LIBOR + 4.000%
4.185%(c)	05/25/25	659	665,327
Series 2015-C02, Class 2M2, 1 Month LIBOR + 4.000%
4.185%(c)	05/25/25	933	941,667
Series 2015-C03, Class 1M2, 1 Month LIBOR + 5.000%
5.185%(c)	07/25/25	475	484,580
Series 2015-C03, Class 2M2, 1 Month LIBOR + 5.000%
5.185%(c)	07/25/25	1,547	1,580,368
Series 2015-C04, Class 2M2, 1 Month LIBOR + 5.550% (Cap N/A, Floor 0.000%)
5.735%(c)	04/25/28	1,597	1,691,022
Series 2016-C01, Class 1M2, 1 Month LIBOR + 6.750% (Cap N/A, Floor 0.000%)
6.935%(c)	08/25/28	592	620,794
Series 2016-C01, Class 2M2, 1 Month LIBOR + 6.950% (Cap N/A, Floor 0.000%)
7.135%(c)	08/25/28	255	269,632
Series 2016-C02, Class 1M2, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
6.185%(c)	09/25/28	1,034	1,072,483
Series 2016-C03, Class 2M2, 1 Month LIBOR + 5.900% (Cap N/A, Floor 0.000%)
6.085%(c)	10/25/28	976	1,014,106
Series 2016-C04, Class 1M2, 1 Month LIBOR + 4.250% (Cap N/A, Floor 0.000%)
4.435%(c)	01/25/29	715	740,209
Series 2016-C05, Class 2M2, 1 Month LIBOR + 4.450% (Cap N/A, Floor 4.450%)
4.635%(c)	01/25/29	1,278	1,305,727
Series 2016-C07, Class 2M2, 1 Month LIBOR + 4.350% (Cap N/A, Floor 0.000%)
4.535%(c)	05/25/29	406	420,442
Series 2017-C01, Class 1M2, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
3.735%(c)	07/25/29	854	868,576

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2017-C02, Class 2M2, 1 Month LIBOR + 3.650% (Cap N/A, Floor 0.000%)
3.835%(c)	09/25/29	1,575	$1,574,639
Series 2018-C01, Class 1B1, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
3.735%(c)	07/25/30	211	202,999
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA03, Class M3, 1 Month LIBOR + 4.700% (Cap N/A, Floor 4.700%)
4.885%(c)	04/25/28	402	418,316
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
4.985%(c)	05/25/28	466	482,488
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.485%(c)	03/25/29	25	24,523
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 3.800%)
3.985%(c)	03/25/29	590	595,685
Series 2016-HQA01, Class M3, 1 Month LIBOR + 6.350% (Cap N/A, Floor 0.000%)
6.535%(c)	09/25/28	220	230,743
Series 2017-DNA02, Class M2, 1 Month LIBOR + 3.450% (Cap N/A, Floor 0.000%)
3.635%(c)	10/25/29	2,097	2,125,500
Series 2017-DNA03, Class M2, 1 Month LIBOR + 2.500% (Cap N/A, Floor 0.000%)
2.685%(c)	03/25/30	969	973,860
Freddie Mac Structured Agency Credit Risk Remic Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.885%(c)	01/25/50	280	267,607
Freddie Mac Structured Agency Credit Risk Trust,
Series 2019-DNA03, Class M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)
2.235%(c)	07/25/49	207	202,350
Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.135%(c)	10/25/49	938	919,581
JPMorgan Madison Avenue Securities Trust,
Series 2014-CH01, Class M2, 144A, 1 Month LIBOR + 4.250% (Cap N/A, Floor 4.250%)
4.435%(c)	11/25/24	402	371,089
PMT Credit Risk Transfer Trust,
Series 2019-01R, Class A, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.184%(c)	03/27/24	1,228	1,208,579
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
2.934%(c)	05/27/23	1,536	1,337,077

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2019-03R, Class A, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 2.700%)
2.884%(c)	10/27/22		175	$164,908

				32,137,571

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $43,856,616)				42,991,637

SOVEREIGN BONDS — 35.6%
Australia — 0.9%
Australia Government Bond,
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	9,315	8,103,766

Austria — 2.0%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	02/20/29	EUR	13,760	16,519,346
0.750%	02/20/28	EUR	1,980	2,415,219

				18,934,565

Bahrain — 0.2%
Bahrain Government International Bond,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/31		1,588	1,603,083
7.375%	05/14/30		260	295,857

				1,898,940

Belgium — 0.6%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 76, 144A
1.900%	06/22/38	EUR	3,220	4,623,537
Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	1,115	1,279,574

				5,903,111

Brazil — 0.2%
Brazilian Government International Bond,
Sr. Unsec’d. Notes
3.875%	06/12/30		1,717	1,660,146

Canada — 3.1%
Canada Housing Trust No 1,
Gov’t. Gtd. Notes, 144A
2.250%	12/15/25	CAD	13,720	10,937,687
Canadian Government Bond,
Bonds, Series 0001
1.250%	03/01/25	CAD	5,495	4,216,287
1.500%	06/01/30	CAD	17,420	13,727,086
Province of Ontario,
Sr. Unsec’d. Notes
2.400%	06/02/26	CAD	200	159,494

				29,040,554

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Chile — 0.1%
Chile Government International Bond,
Sr. Unsec’d. Notes
1.625%	01/30/25	EUR	1,073	$1,262,527

Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.125%	04/15/31		758	752,201

Dominican Republic — 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.950%	01/25/27		1,055	1,063,274
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		625	629,901

				1,693,175

El Salvador — 0.0%
El Salvador Government International Bond,
Sr. Unsec’d. Notes
7.125%	01/20/50		164	134,333

Finland — 1.3%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	09/15/27	EUR	1,401	1,676,893
0.500%	09/15/28	EUR	1,960	2,353,134
0.500%	09/15/29	EUR	7,139	8,586,055

				12,616,082

Germany — 0.7%
Bundesrepublik Deutschland Bundesanleihe,
Bonds, Series 03
4.750%	07/04/34	EUR	3,260	6,351,264

Indonesia — 0.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, EMTN
5.875%	01/15/24		3,184	3,606,296

Ireland — 0.6%
Ireland Government Bond,
Unsec’d. Notes
1.000%	05/15/26	EUR	4,398	5,325,162

Italy — 3.7%
Italy Buoni Poliennali Del Tesoro,
Sr. Unsec’d. Notes
0.350%	02/01/25	EUR	4,225	4,695,268
1.750%	07/01/24	EUR	2,100	2,474,840
1.850%	05/15/24	EUR	12,550	14,852,697
Sr. Unsec’d. Notes, 144A
1.850%	07/01/25	EUR	6,175	7,324,472
2.450%	09/01/33	EUR	3,125	3,888,588
2.450%	09/01/50	EUR	1,182	1,394,372
3.850%	09/01/49	EUR	236	358,500

				34,988,737

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ivory Coast — 0.1%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes
5.875%	10/17/31	EUR	480	$506,862

Japan — 8.0%
Japan Government Ten Year Bond,
Bonds, Series 357
0.100%	12/20/29	JPY	2,600,550	24,282,118
Bonds, Series 358
0.100%	03/20/30	JPY	2,902,100	27,075,245
Japan Government Thirty Year Bond,
Bonds, Series 62
0.500%	03/20/49	JPY	965,050	8,774,943
Bonds, Series 65
0.400%	12/20/49	JPY	268,150	2,364,357
Japan Government Twenty Year Bond,
Bonds, Series 159
0.600%	12/20/36	JPY	413,550	4,003,117
Bonds, Series 169
0.300%	06/20/39	JPY	378,800	3,445,529
Bonds, Series 171
0.300%	12/20/39	JPY	658,350	5,982,333

				75,927,642

Malaysia — 0.4%
Malaysia Government Bond,
Bonds, Series 0310
4.498%	04/15/30	MYR	15,370	4,018,893

Mexico — 0.1%
Mexican Bonos,
Bonds, Series M
8.000%	11/07/47	MXN	28,110	1,374,989

Nigeria — 0.1%
Nigeria Government International Bond,
Sr. Unsec’d. Notes
6.750%	01/28/21		920	931,499

Peru — 0.2%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.392%	01/23/26		2,004	2,083,188

Qatar — 0.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,306	1,401,659

Saudi Arabia — 0.2%
Saudi Government International Bond,
Sr. Unsec’d. Notes
4.375%	04/16/29		1,065	1,240,022
Sr. Unsec’d. Notes, 144A, MTN
2.500%	02/03/27		904	929,175

				2,169,197

Senegal — 0.2%
Senegal Government International Bond,
Sr. Unsec’d. Notes
6.250%	07/30/24		576	606,239

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Senegal (cont’d.)
6.750%	03/13/48		335	$325,792
Unsec’d. Notes
6.250%	05/23/33		1,331	1,355,842

				2,287,873

South Africa — 1.6%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030
8.000%	01/31/30	ZAR	265,728	14,113,107
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
4.300%	10/12/28		1,270	1,178,305

				15,291,412

South Korea — 2.3%
Korea Treasury Bond,
Bonds, Series 2503
1.500%	03/10/25	KRW	25,746,020	21,779,054

Spain — 2.6%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A
1.200%	10/31/40	EUR	4,510	5,201,902
1.250%	10/31/30	EUR	2,130	2,581,895
1.400%	04/30/28	EUR	6,960	8,545,892
2.350%	07/30/33	EUR	4,043	5,506,185
4.200%	01/31/37	EUR	1,974	3,376,732

				25,212,606

Sweden — 0.5%
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, Series 2410, MTN
1.000%	10/02/24	SEK	41,300	4,581,197

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.500%	04/16/25		651	684,856

United Kingdom — 5.0%
United Kingdom Gilt,
Bonds
1.750%	09/07/37	GBP	13,635	20,212,235
1.750%	01/22/49	GBP	17,103	27,293,517

				47,505,752

TOTAL SOVEREIGN BONDS (cost $331,773,266)				338,027,538

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.5%
Federal Home Loan Mortgage Corp.
3.500%	11/01/49		1,795	1,928,132
3.500%	01/01/50		1,845	2,017,497
4.000%	12/01/48		4,813	5,179,516
4.500%	11/01/48		5,331	5,803,320
Federal National Mortgage Assoc.
2.500%	TBA		14,150	14,745,295
3.000%	TBA		4,085	4,301,261
3.500%	TBA		8,000	8,413,125
3.500%	02/01/42		449	490,779

Interest Rate	Maturity Date		Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.500%	11/01/42			741	$810,068
3.500%	11/01/42			3,974	4,345,557
3.500%	01/01/43			737	805,872
3.500%	04/01/43			265	290,806
3.500%	04/01/43			2,591	2,832,558
3.500%	03/01/48			3,082	3,269,033
3.500%	03/01/48			3,223	3,516,736
3.500%	01/01/50			3,038	3,302,946
4.500%	09/01/48			2,954	3,210,864
Government National Mortgage Assoc.
3.000%	TBA			6,077	6,436,444

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $69,731,829)					71,699,809

U.S. TREASURY OBLIGATIONS — 11.0%
U.S. Treasury Bonds
2.375%	11/15/49			10,945	13,506,814
3.000%	02/15/48			18,800	25,720,750
3.000%	08/15/48			8,670	11,914,477
3.000%	02/15/49			1,880	2,593,813
4.500%	08/15/39			995	1,583,294
U.S. Treasury Inflation Indexed Bonds, TIPS
2.125%	02/15/40			4,515	6,656,533
U.S. Treasury Notes
1.500%	02/15/30	(a)		6,380	6,894,387
2.250%	02/15/27	(h)		2,400	2,680,125
2.750%	02/28/25			22,690	25,290,487
2.875%	08/15/28	(h)		6,195	7,333,331

TOTAL U.S. TREASURY OBLIGATIONS (cost $104,483,293)					104,174,011

TOTAL LONG-TERM INVESTMENTS (cost $895,974,393)					902,266,617

			Shares

SHORT-TERM INVESTMENTS — 12.9%

AFFILIATED MUTUAL FUNDS — 6.1%
PGIM Core Ultra Short Bond Fund(w)				32,073,199	32,073,199
PGIM Institutional Money Market Fund (cost $25,963,381; includes $25,947,170 of cash collateral for securities on loan)(b)(w)				25,961,503	25,961,503

TOTAL AFFILIATED MUTUAL FUNDS (cost $58,036,580)					58,034,702

			Principal Amount (000)#

FOREIGN TREASURY OBLIGATIONS(n) — 6.8%
Japan
Japan Treasury Bills
(0.118)%	08/24/20		JPY	2,914,800	27,000,862

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

FOREIGN TREASURY OBLIGATIONS(n) (continued)
Japan (cont’d.)
(0.100)%	09/07/20	JPY	4,044,800	$37,474,047

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $63,958,347)				64,474,909

TOTAL SHORT-TERM INVESTMENTS (cost $121,994,927)				122,509,611

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—107.8% (cost $1,017,969,320)				1,024,776,228

OPTIONS WRITTEN*~ — (0.1)%
(premiums received $291,216)				(324,657)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—107.7% (cost $1,017,678,104)				1,024,451,571
Liabilities in excess of other assets(z) — (7.7)%				(73,589,119)

NET ASSETS — 100.0%				$950,862,452

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,872,869 and 0.6% of net assets.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,485,270; cash collateral of $25,947,170 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $4,200,000. The aggregate value of $4,852,869 is 0.5% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(n)	Rate quoted represents yield to maturity as of purchase date.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
7- Year Interest Rate Swap, 07/21/27	Call	Citibank, N.A.	07/17/20	0.55%	3 Month LIBOR(Q)	0.55%	(Q)	34,910	$(205,729)
7- Year Interest Rate Swap, 07/31/27	Call	Citibank, N.A.	07/29/20	0.46%	3 Month LIBOR(Q)	0.46%	(Q)	35,170	(118,928)

Total Options Written (premiums received $291,216)									$(324,657)

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
323	3 Year Australian Treasury Bonds	Sep. 2020	$26,092,894	$10,973
339	5 Year Euro-Bobl	Sep. 2020	51,409,360	168,392
40	5 Year U.S. Treasury Notes	Sep. 2020	5,029,688	10,938
1	10 Year Japanese Bonds	Sep. 2020	1,407,270	(1,667)

				188,636

Short Positions:
300	10 Year Australian Treasury Bonds	Sep. 2020	30,803,656	(159,339)
158	10 Year Euro-Bund	Sep. 2020	31,334,595	(423,009)
57	10 Year U.K. Gilt	Sep. 2020	9,721,335	(19,127)
58	10 Year U.S. Treasury Notes	Sep. 2020	8,071,969	(23,562)

				(625,037)

				$(436,401)

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 07/02/20	BNP Paribas	BRL	45,787	$8,500,937	$8,419,020	$—	$(81,917)
Expiring 07/02/20	Citibank, N.A.	BRL	48,905	9,321,530	8,992,350	—	(329,180)
Expiring 07/02/20	Citibank, N.A.	BRL	45,683	8,342,357	8,399,792	57,435	—
Expiring 07/02/20	Citibank, N.A.	BRL	42,264	7,885,506	7,771,163	—	(114,343)
Expiring 07/02/20	Morgan Stanley Capital Services LLC	BRL	91,274	16,667,988	16,782,742	114,754	—
Expiring 08/04/20	Morgan Stanley Capital Services LLC	BRL	91,274	16,772,587	16,754,591	—	(17,996)
British Pound,
Expiring 07/17/20	Citibank, N.A.	GBP	992	1,213,744	1,228,955	15,211	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	787	965,445	975,634	10,189	—
Expiring 07/17/20	Morgan Stanley Capital Services LLC	GBP	1,126	1,434,050	1,395,080	—	(38,970)
Expiring 07/17/20	Morgan Stanley Capital Services LLC	GBP	640	782,393	792,557	10,164	—
Canadian Dollar,
Expiring 08/06/20	BNP Paribas	CAD	10,274	7,672,328	7,568,516	—	(103,812)
Chilean Peso,
Expiring 07/15/20	Citibank, N.A.	CLP	5,686,294	7,423,852	6,925,117	—	(498,735)
Expiring 07/15/20	Citibank, N.A.	CLP	4,775,632	6,175,317	5,816,057	—	(359,260)
Expiring 07/15/20	Citibank, N.A.	CLP	2,571,494	3,375,315	3,131,722	—	(243,593)
Chinese Renminbi,
Expiring 08/13/20	Barclays Bank PLC	CNH	67,530	9,520,435	9,528,455	8,020	—
Expiring 08/13/20	BNP Paribas	CNH	52,412	7,386,438	7,395,284	8,846	—
Colombian Peso,
Expiring 07/15/20	The Royal Bank of Scotland PLC	COP	32,582,756	8,669,316	8,658,933	—	(10,383)
Euro,
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	7,414	8,387,437	8,336,261	—	(51,176)
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	5,116	5,783,053	5,752,903	—	(30,150)
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	3,198	3,586,930	3,596,436	9,506	—
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	914	1,038,306	1,028,213	—	(10,093)
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	319	358,875	359,240	365	—
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	256	288,328	288,343	15	—
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	176	199,101	198,168	—	(933)
Indian Rupee,
Expiring 07/23/20	Barclays Bank PLC	INR	721,654	9,196,095	9,529,432	333,337	—
Expiring 07/23/20	Barclays Bank PLC	INR	261,504	3,466,915	3,453,158	—	(13,757)
Expiring 07/23/20	Deutsche Bank AG	INR	437,940	5,794,600	5,782,992	—	(11,608)

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 07/23/20	Standard Chartered Bank	INR	706,276	$9,321,231	$9,326,358	$5,127	$—
Indonesian Rupiah,
Expiring 07/23/20	Barclays Bank PLC	IDR	48,765,272	3,383,094	3,345,185	—	(37,909)
Expiring 07/23/20	BNP Paribas	IDR	104,094,781	7,304,897	7,140,662	—	(164,235)
Expiring 07/23/20	BNP Paribas	IDR	73,922,941	4,943,025	5,070,943	127,918	—
Japanese Yen,
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	JPY	144,601	1,350,561	1,339,850	—	(10,711)
Malaysian Ringgit,
Expiring 08/13/20	Goldman Sachs International	MYR	21,400	5,163,366	4,982,662	—	(180,704)
Expiring 08/13/20	Morgan Stanley Capital Services LLC	MYR	19,438	4,701,451	4,525,965	—	(175,486)
Expiring 08/13/20	Morgan Stanley Capital Services LLC	MYR	11,570	2,781,978	2,694,009	—	(87,969)
Mexican Peso,
Expiring 08/07/20	Goldman Sachs International	MXN	123,649	5,524,682	5,351,893	—	(172,789)
Expiring 08/07/20	Goldman Sachs International	MXN	38,146	1,662,379	1,651,085	—	(11,294)
Expiring 08/07/20	Goldman Sachs International	MXN	15,429	675,512	667,827	—	(7,685)
New Taiwanese Dollar,
Expiring 08/20/20	Australia and New Zealand Banking Group Ltd.	TWD	43,876	1,476,823	1,503,609	26,786	—
Expiring 08/20/20	Bank of New York Mellon	TWD	242,684	8,240,270	8,316,592	76,322	—
Expiring 08/20/20	Barclays Bank PLC	TWD	350,464	11,931,957	12,010,136	78,179	—
Expiring 08/20/20	HSBC Bank USA, N.A.	TWD	285,113	9,767,997	9,770,586	2,589	—
Norwegian Krone,
Expiring 07/15/20	Citibank, N.A.	NOK	126,522	12,914,776	13,145,495	230,719	—
Polish Zloty,
Expiring 07/29/20	BNP Paribas	PLN	34,049	8,545,286	8,606,994	61,708	—
Expiring 07/29/20	Citibank, N.A.	PLN	58,047	14,380,053	14,673,316	293,263	—
Russian Ruble,
Expiring 07/14/20	Bank of America, N.A.	RUB	658,222	8,897,895	9,232,079	334,184	—
Expiring 07/14/20	Bank of America, N.A.	RUB	610,720	8,545,398	8,565,834	20,436	—
Expiring 07/14/20	Citibank, N.A.	RUB	298,484	4,024,019	4,186,468	162,449	—
Expiring 07/14/20	Citibank, N.A.	RUB	99,614	1,343,140	1,397,164	54,024	—
Singapore Dollar,
Expiring 08/27/20	Australia and New Zealand Banking Group Ltd.	SGD	28,094	19,844,302	20,161,773	317,471	—
Expiring 08/27/20	BNP Paribas	SGD	10,619	7,619,796	7,620,560	764	—
South African Rand,
Expiring 07/17/20	Credit Suisse International	ZAR	121,081	7,278,134	6,964,301	—	(313,833)
South Korean Won,
Expiring 08/13/20	Barclays Bank PLC	KRW	29,885,114	24,269,118	24,917,701	648,583	—
Swiss Franc,
Expiring 08/28/20	BNP Paribas	CHF	7,171	7,411,539	7,581,511	169,972	—
Turkish Lira,
Expiring 07/28/20	Morgan Stanley Capital Services LLC	TRY	31,237	4,528,805	4,525,724	—	(3,081)

				$368,040,662	$368,137,396	3,178,336	(3,081,602)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/13/20	BNP Paribas	AUD	15,129	$10,530,036	$10,442,693	$87,343	$—
Brazilian Real,
Expiring 07/02/20	BNP Paribas	BRL	45,787	8,361,454	8,419,020	—	(57,566)
Expiring 07/02/20	Citibank, N.A.	BRL	48,905	8,930,863	8,992,349	—	(61,486)

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 07/02/20	Citibank, N.A.	BRL	45,683	$8,590,454	$8,399,791	$190,663	$—
Expiring 07/02/20	Citibank, N.A.	BRL	42,264	7,718,027	7,771,163	—	(53,136)
Expiring 07/02/20	Morgan Stanley Capital Services LLC	BRL	91,274	16,790,637	16,782,742	7,895	—
Expiring 08/04/20	Citibank, N.A.	BRL	51,139	9,558,571	9,387,330	171,241	—
British Pound,
Expiring 07/17/20	Bank of America, N.A.	GBP	1,495	1,822,959	1,852,148	—	(29,189)
Expiring 07/17/20	Bank of New York Mellon	GBP	71	86,541	88,478	—	(1,937)
Expiring 07/17/20	BNP Paribas	GBP	1,315	1,627,355	1,629,082	—	(1,727)
Expiring 07/17/20	Citibank, N.A.	GBP	37,103	45,381,424	45,979,882	—	(598,458)
Expiring 07/17/20	Citibank, N.A.	GBP	856	1,054,301	1,060,779	—	(6,478)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	12,441	15,763,369	15,417,536	345,833	—
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	GBP	8,433	10,434,892	10,449,963	—	(15,071)
Expiring 07/17/20	Morgan Stanley Capital Services LLC	GBP	8,756	10,806,924	10,850,603	—	(43,679)
Canadian Dollar,
Expiring 08/06/20	Bank of New York Mellon	CAD	18,494	13,702,162	13,623,662	78,500	—
Expiring 08/06/20	Goldman Sachs International	CAD	16,863	12,158,954	12,422,056	—	(263,102)
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	CAD	15,166	10,867,589	11,171,982	—	(304,393)
Expiring 08/06/20	Morgan Stanley Capital Services LLC	CAD	5,751	4,230,870	4,236,372	—	(5,502)
Expiring 08/06/20	Morgan Stanley Capital Services LLC	CAD	4,681	3,429,118	3,448,573	—	(19,455)
Chilean Peso,
Expiring 07/15/20	Citibank, N.A.	CLP	7,216,678	8,788,930	8,788,912	18	—
Expiring 07/15/20	Citibank, N.A.	CLP	5,817,766	7,058,940	7,085,232	—	(26,292)
Expiring 07/15/20	Citibank, N.A.	CLP	3,890,060	4,738,986	4,737,553	1,433	—
Chinese Renminbi,
Expiring 08/13/20	JPMorgan Chase Bank, N.A.	CNH	62,694	8,844,325	8,846,042	—	(1,717)
Colombian Peso,
Expiring 07/15/20	Citibank, N.A.	COP	17,720,888	4,710,276	4,709,362	914	—
Expiring 07/15/20	Greenwich Capital Markets, Inc.	COP	32,727,753	8,213,767	8,697,466	—	(483,699)
Euro,
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	191,440	216,714,813	215,259,895	1,454,918	—
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	9,370	10,612,846	10,536,394	76,452	—
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	2,174	2,444,382	2,444,148	234	—
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	935	1,053,242	1,050,809	2,433	—
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	597	671,849	671,541	308	—
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	466	523,833	524,112	—	(279)
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	EUR	402	453,368	452,218	1,150	—
Indian Rupee,
Expiring 07/23/20	Bank of New York Mellon	INR	169,719	2,235,204	2,241,137	—	(5,933)
Expiring 07/23/20	Barclays Bank PLC	INR	531,985	6,954,639	7,024,848	—	(70,209)
Expiring 07/23/20	Citibank, N.A.	INR	549,495	7,033,090	7,256,075	—	(222,985)
Indonesian Rupiah,
Expiring 07/23/20	Barclays Bank PLC	IDR	133,056,347	9,130,346	9,127,358	2,988	—
Expiring 07/23/20	JPMorgan Chase Bank, N.A.	IDR	12,630,882	788,445	866,450	—	(78,005)
Expiring 07/23/20	Standard Chartered Bank	IDR	82,354,490	5,104,537	5,649,328	—	(544,791)
Japanese Yen,
Expiring 08/07/20	BNP Paribas	JPY	4,045,795	36,932,181	37,487,776	—	(555,595)
Expiring 08/07/20	Citibank, N.A.	JPY	1,121,229	10,324,491	10,389,156	—	(64,665)
Expiring 08/07/20	Morgan Stanley Capital Services LLC	JPY	10,207,022	93,836,537	94,576,857	—	(740,320)
Expiring 08/07/20	Morgan Stanley Capital Services LLC	JPY	444,787	4,058,046	4,121,339	—	(63,293)
Malaysian Ringgit,
Expiring 08/13/20	Goldman Sachs International	MYR	70,295	17,120,098	16,367,472	752,626	—
Mexican Peso,
Expiring 08/07/20	Citibank, N.A.	MXN	200,030	8,721,924	8,657,917	64,007	—
New Taiwanese Dollar,
Expiring 08/20/20	Barclays Bank PLC	TWD	220,733	7,417,725	7,564,341	—	(146,616)

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 08/20/20	Citibank, N.A.	TWD	420,893	$14,162,369	$14,423,660	$—	$(261,291)
New Zealand Dollar,
Expiring 08/06/20	BNP Paribas	NZD	5,776	3,694,061	3,727,786	—	(33,725)
Expiring 08/06/20	JPMorgan Chase Bank, N.A.	NZD	8,805	5,600,745	5,682,008	—	(81,263)
Norwegian Krone,
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	NOK	66,940	6,558,637	6,954,966	—	(396,329)
Expiring 07/15/20	JPMorgan Chase Bank, N.A.	NOK	59,536	5,860,010	6,185,765	—	(325,755)
Polish Zloty,
Expiring 07/29/20	Citibank, N.A.	PLN	58,067	13,814,730	14,678,541	—	(863,811)
Russian Ruble,
Expiring 07/14/20	Morgan Stanley Capital Services LLC	RUB	191,570	2,565,378	2,686,914	—	(121,536)
Singapore Dollar,
Expiring 08/27/20	Credit Suisse International	SGD	28,105	19,797,861	20,169,956	—	(372,095)
South African Rand,
Expiring 07/17/20	Bank of New York Mellon	ZAR	7,439	424,672	427,874	—	(3,202)
Expiring 07/17/20	Bank of New York Mellon	ZAR	6,895	403,235	396,598	6,637	—
Expiring 07/17/20	Bank of New York Mellon	ZAR	4,037	232,826	232,196	630	—
Expiring 07/17/20	Bank of New York Mellon	ZAR	4,010	230,952	230,668	284	—
Expiring 07/17/20	Barclays Bank PLC	ZAR	15,000	889,830	862,771	27,059	—
Expiring 07/17/20	BNP Paribas	ZAR	124,881	7,208,682	7,182,839	25,843	—
Expiring 07/17/20	Citibank, N.A.	ZAR	12,421	670,100	714,404	—	(44,304)
Expiring 07/17/20	Credit Suisse International	ZAR	61,025	3,501,317	3,509,980	—	(8,663)
Expiring 07/17/20	Credit Suisse International	ZAR	2,268	131,944	130,457	1,487	—
Expiring 07/17/20	Goldman Sachs International	ZAR	14,838	890,778	853,433	37,345	—
Expiring 07/17/20	Goldman Sachs International	ZAR	11,906	676,697	684,817	—	(8,120)
Expiring 07/17/20	Goldman Sachs International	ZAR	8,890	510,648	511,359	—	(711)
Expiring 07/17/20	HSBC Bank USA, N.A.	ZAR	35,488	1,899,777	2,041,203	—	(141,426)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	ZAR	16,652	899,937	957,806	—	(57,869)
Expiring 07/17/20	JPMorgan Chase Bank, N.A.	ZAR	9,196	541,404	528,929	12,475	—
Expiring 07/17/20	Morgan Stanley Capital Services LLC	ZAR	40,751	2,213,984	2,343,882	—	(129,898)
South Korean Won,
Expiring 08/13/20	JPMorgan Chase Bank, N.A.	KRW	21,024,311	17,143,111	17,529,715	—	(386,604)
Expiring 08/13/20	Standard Chartered Bank	KRW	8,446,093	7,027,460	7,042,210	—	(14,750)
Expiring 08/13/20	UBS AG	KRW	21,051,343	17,179,861	17,552,253	—	(372,392)
Swedish Krona,
Expiring 07/15/20	Morgan Stanley Capital Services LLC	SEK	45,743	4,692,334	4,909,870	—	(217,536)
Swiss Franc,
Expiring 08/28/20	Citibank, N.A.	CHF	7,189	7,497,520	7,601,235	—	(103,715)
Expiring 08/28/20	Credit Suisse International	CHF	7,975	8,449,369	8,431,653	17,716	—

				$841,703,549	$846,745,690	3,368,432	(8,410,573)

						$6,546,768	$(11,492,175)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
iTraxx Australia Series 32.V1	12/20/24	1.000	%(Q)	13,600	$(197,972)	$(155,304)	$42,668

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	11,875	0.757%	$(1,412)	$143,164	$144,576

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.BBB	05/11/63	3.000%(M)	3,736	*	$(1,167,181)	$(273,004)	$(894,177)	Deutsche Bank AG
CMBX.BBB	05/11/63	3.000%(M)	574	*	(179,326)	(44,721)	(134,605)	Deutsche Bank AG
								Goldman Sachs
CMBX.NA.A.6	05/11/63	2.000%(M)	10,750	*	(1,374,381)	32,589	(1,406,970)	International
								Morgan Stanley Capital
CMBX.NA.BBB.6	05/11/63	3.000%(M)	5,081	*	(1,587,379)	(66,129)	(1,521,250)	Services LLC
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,896	*	(592,338)	(118,507)	(473,831)	Credit Suisse International
CMBX.NA.BBB.6	05/11/63	3.000%(M)	1,185	*	(370,211)	(71,536)	(298,675)	Credit Suisse International

					$(5,270,816)	$(541,308)	$(4,729,508)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	23,238	05/22/24	1.980%(S)	3 Month CDOR(2)(S)	$—	$878,553	$878,553
CAD	38,257	01/14/25	1.950%(S)	3 Month CDOR(2)(S)	—	1,612,390	1,612,390
CAD	8,106	01/14/50	2.210%(S)	3 Month CDOR(2)(S)	—	(1,311,267)	(1,311,267)
CNH	220,870	11/22/24	2.855%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	745,231	745,231
CNH	62,510	01/06/25	2.983%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	279,712	279,712
CNH	15,820	02/04/25	2.560%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	27,640	27,640
CNH	60,260	05/06/25	1.780%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(213,418)	(213,418)
CNH	85,660	07/01/25	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	14,257	14,257

					$—	$2,033,098	$2,033,098

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$32,589	$(573,897)	$—	$(4,729,508)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$3,026,027	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Cayman Islands	$—	$25,876,984	$—
United States	—	9,484,206	—
Commercial Mortgage-Backed Securities
United States	—	17,880,547	—
Corporate Bonds
Australia	—	8,401,394	—
Belgium	—	1,424,016	—
Brazil	—	4,982,448	—
Canada	—	7,494,320	—
Chile	—	4,393,485	—
China	—	4,843,856	—
Denmark	—	3,153,227	—
Finland	—	1,174,510	—
France	—	18,241,249	—

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds (continued)
Germany	$—	$7,986,521	$—
India	—	2,938,768	—
Indonesia	—	3,189,246	—
Ireland	—	7,886,637	—
Italy	—	10,894,642	—
Japan	—	2,014,765	—
Kazakhstan	—	1,119,594	—
Luxembourg	—	794,423	—
Mexico	—	1,662,721	—
Netherlands	—	15,538,490	—
Norway	—	1,477,578	—
Saudi Arabia	—	3,253,748	—
South Africa	—	3,314,476	—
Spain	—	6,953,436	—
Supranational Bank	—	2,080,252	—
Sweden	—	1,608,065	—
Switzerland	—	9,368,228	—
Turkey	—	816,103	—
United Arab Emirates	—	2,270,324	—
United Kingdom	—	20,815,560	—
United States	—	126,166,934	5,872,869
Residential Mortgage-Backed Securities
Bermuda	—	10,854,066	—
United States	—	32,137,571	—
Sovereign Bonds
Australia	—	8,103,766	—
Austria	—	18,934,565	—
Bahrain	—	1,898,940	—
Belgium	—	5,903,111	—
Brazil.	—	1,660,146	—
Canada	—	29,040,554	—
Chile	—	1,262,527	—
Colombia	—	752,201	—
Dominican Republic	—	1,693,175	—
El Salvador	—	134,333	—
Finland	—	12,616,082	—
Germany	—	6,351,264	—
Indonesia	—	3,606,296	—
Ireland	—	5,325,162	—
Italy	—	34,988,737	—
Ivory Coast	—	506,862	—
Japan	—	75,927,642	—
Malaysia	—	4,018,893	—
Mexico	—	1,374,989	—
Nigeria	—	931,499	—
Peru	—	2,083,188	—
Qatar	—	1,401,659	—
Saudi Arabia	—	2,169,197	—
Senegal	—	2,287,873	—
South Africa	—	15,291,412	—
South Korea	—	21,779,054	—
Spain	—	25,212,606	—
Sweden	—	4,581,197	—
United Arab Emirates	—	684,856	—
United Kingdom	—	47,505,752	—
U.S. Government Agency Obligations	—	71,699,809	—
U.S. Treasury Obligations	—	104,174,011	—
Affiliated Mutual Funds	58,034,702	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Foreign Treasury Obligations
Japan	$—	$64,474,909	$—

Total	$58,034,702	$960,868,657	$5,872,869

Liabilities
Options Written	$—	$(324,657)	$—

Other Financial Instruments*
Assets
Futures Contracts	$190,303	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	6,546,768	—
Centrally Cleared Credit Default Swap Agreements	—	187,244	—
Centrally Cleared Interest Rate Swap Agreements	—	3,557,783	—

Total	$190,303	$10,291,795	$—

Liabilities
Futures Contracts	$(626,704)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(11,492,175)	—
OTC Credit Default Swap Agreements	—	(5,270,816)	—
Centrally Cleared Interest Rate Swap Agreements	—	(1,524,685)	—

Total	$(626,704)	$(18,287,676)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Sovereign Bonds	35.5%
U.S. Treasury Obligations	11.0
Banks	8.9
U.S. Government Agency Obligations	7.5
Foreign Treasury Obligations	6.8
Affiliated Mutual Funds (2.7% represents investments purchased with collateral from securities on loan)	6.1
Residential Mortgage-Backed Securities	4.5
Collateralized Loan Obligations	2.7
Commercial Mortgage-Backed Securities	1.9
Insurance	1.6
Oil & Gas	1.6
Diversified Financial Services	1.5
Commercial Services	1.4
Telecommunications	1.3
Real Estate Investment Trusts (REITs)	1.1
Auto Manufacturers	1.0
Pipelines	1.0
Mining	1.0
Agriculture	0.9
Healthcare-Products	0.8
Electric	0.6
Chemicals	0.5
Semiconductors	0.5
Forest Products & Paper	0.5

Auto Parts & Equipment	0.4%
Foods	0.4
Automobiles	0.4
Pharmaceuticals	0.4
Media	0.4
Internet	0.4
Consumer Loans	0.4
Software	0.4
Airlines	0.4
Miscellaneous Manufacturing	0.3
Aerospace & Defense	0.3
Machinery-Diversified	0.3
Packaging & Containers	0.3
Lodging	0.3
Healthcare-Services	0.2
Retail	0.2
Multi-National	0.2
Savings & Loans	0.2
Other	0.2
Biotechnology	0.2
Trucking & Leasing	0.2
Beverages	0.1
Household Products/Wares	0.1
Transportation	0.1
Leisure Time	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Engineering & Construction	0.1%
Hand/Machine Tools	0.1
Energy-Alternate Sources	0.1
Computers	0.1
Distribution/Wholesale	0.1
Apparel	0.1
Entertainment	0.0	*
Holding Companies-Diversified	0.0	*

	107.7
Options Written	(0.0	)*
Liabilities in excess of other assets	(7.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$187,244	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	32,589		Premiums received for OTC swap agreements	573,897
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	4,729,508
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	6,546,768		Unrealized depreciation on OTC forward foreign currency exchange contracts	11,492,175
Interest rate contracts	Due from/to broker-variation margin futures	190,303	*	Due from/to broker-variation margin futures	626,704	*
Interest rate contracts	Due from/to broker-variation margin swaps	3,557,783	*	Due from/to broker-variation margin swaps	1,524,685	*
Interest rate contracts		—		Options written outstanding, at value	324,657

		$10,514,687			$19,271,626

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(2,751,388)
Foreign exchange contracts.	(366,705)	—	—	5,324,193	—
Interest rate contracts	—	138,411	17,318,262	—	(11,804,013)

Total	$(366,705)	$138,411	$17,318,262	$5,324,193	$(14,555,401)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(4,211,551)
Foreign exchange contracts	216,050	—	—	4,642,820	—
Interest rate contracts	—	(33,441)	355,917	—	6,728,104

Total	$216,050	$(33,441)	$355,917	$4,642,820	$2,516,553

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$244,470	$23,360,000	$157,332,536	$84,175,902	$299,778,008

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$798,541,355	$3,627,683	$123,054,496	$23,320,273

Credit Default Swap Agreements— Sell Protection(2)
$44,144,667

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$25,485,270	$(25,485,270)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Australia and New Zealand Banking
Group Ltd.	$344,257	$—	$344,257	$—	$344,257
Bank of America, N.A.	354,620	(29,189)	325,431	(325,431)	—
Bank of New York Mellon	162,373	(11,072)	151,301	—	151,301
Barclays Bank PLC	1,098,166	(268,491)	829,675	(792,000)	37,675
BNP Paribas	482,394	(998,577)	(516,183)	—	(516,183)
Citibank, N.A.	1,241,377	(4,176,389)	(2,935,012)	1,562,445	(1,372,567)
Credit Suisse International	19,203	(1,657,140)	(1,637,937)	817,947	(819,990)
Deutsche Bank AG	—	(1,358,115)	(1,358,115)	1,164,429	(193,686)
Goldman Sachs International	822,560	(2,051,375)	(1,228,815)	1,228,815	—
Greenwich Capital Markets, Inc.	—	(483,699)	(483,699)	—	(483,699)
HSBC Bank USA, N.A.	2,589	(141,426)	(138,837)	—	(138,837)
JPMorgan Chase Bank, N.A.	1,913,878	(1,750,348)	163,530	—	163,530
Morgan Stanley Capital Services LLC	132,813	(3,252,100)	(3,119,287)	2,423,327	(695,960)
Standard Chartered Bank	5,127	(559,541)	(554,414)	554,414	—
The Royal Bank of Scotland PLC	—	(10,383)	(10,383)	10,383	—
UBS AG	—	(372,392)	(372,392)	372,392	—

	$6,579,357	$(17,120,237)	$(10,540,880)	$7,016,721	$(3,524,159)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST AB GLOBAL BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES

(unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $25,485,270:
Unaffiliated investments (cost $959,932,740)	$966,741,526
Affiliated investments (cost $58,036,580)	58,034,702
Cash segregated for counterparty — OTC	3,620,786
Foreign currency, at value (cost $381,882)	388,614
Cash	91,359
Unrealized appreciation on OTC forward foreign currency exchange contracts	6,546,768
Dividends and interest receivable	5,731,336
Deposit with broker for centrally cleared/exchange-traded derivatives	3,026,027
Receivable for Portfolio shares sold	3,000,000
Receivable for investments sold	1,647,648
Due from broker-variation margin swaps	523,469
Tax reclaim receivable	170,224
Due from broker-variation margin futures	48,455
Premiums paid for OTC swap agreements	32,589
Prepaid expenses and other assets	7,384

Total Assets	1,049,610,887

LIABILITIES
Payable for investments purchased	51,756,840
Payable to broker for collateral for securities on loan	25,947,170
Unrealized depreciation on OTC forward foreign currency exchange contracts	11,492,175
Unrealized depreciation on OTC swap agreements	4,729,508
Payable for Portfolio shares repurchased	1,594,169
Cash segregated from counterparty — OTC	1,589,000
Premiums received for OTC swap agreements	573,897
Options written outstanding, at value (proceeds received $291,216)	324,657
Accrued expenses and other liabilities	314,631
Management fee payable	219,132
Payable to affiliate	167,924
Distribution fee payable	38,954
Affiliated transfer agent fee payable	378

Total Liabilities	98,748,435

NET ASSETS	$950,862,452

Net assets were comprised of:
Partners’ Equity	$950,862,452

Net asset value and redemption price per share, $950,862,452 / 79,989,973 outstanding shares of beneficial interest	$11.89

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $65,003 foreign withholding tax, of which $44,471 is reimbursable by an affiliate)	$9,750,768
Affiliated dividend income.	149,112
Income from securities lending, net (including affiliated income of $52,104)	52,430

Total income	9,952,310

EXPENSES
Management fee	2,915,329
Distribution fee	1,163,218
Custodian and accounting fees	138,189
Audit fee	28,842
Trustees’ fees	10,713
Legal fees and expenses	7,635
Shareholders’ reports	5,257
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,458
Miscellaneous	22,711

Total expenses	4,295,352

NET INVESTMENT INCOME (LOSS)	5,656,958

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(7,266)) (net of foreign capital gains taxes $(63,745))	3,687,212
Futures transactions	17,318,262
Forward and cross currency contract transactions	5,324,193
Options written transactions	138,411
Swap agreements transactions	(14,555,401)
Foreign currency transactions	(4,479,422)

7,433,255

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,456))	(15,751,613)
Futures	355,917
Forward and cross currency contracts	4,642,820
Options written	(33,441)
Swap agreements	2,516,553
Foreign currencies	409,460

(7,860,304)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(427,049)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,229,909

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$5,656,958	$24,376,083
Net realized gain (loss) on investment and foreign currency transactions	7,433,255	71,369,834
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,860,304)	22,485,227

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,229,909	118,231,144

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [18,376,103 and 26,873,179 shares, respectively]	214,157,580	302,439,098
Portfolio shares repurchased [27,400,775 and 83,002,720 shares, respectively]	(308,871,485)	(963,442,783)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(94,713,905)	(661,003,685)

CAPITAL CONTRIBUTIONS	—	990

TOTAL INCREASE (DECREASE)	(89,483,996)	(542,771,551)
NET ASSETS:
Beginning of period	1,040,346,448	1,583,117,999

End of period	$950,862,452	$1,040,346,448

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
UNAFFILIATED FUNDS**
American Funds - Bond Fund of America (The) (Class R6)	15,108,260	$211,364,561
American Funds Insurance Series - Asset Allocation Fund	11,578,638	271,866,408
American Funds Insurance Series - Growth Fund	1,888,254	167,299,328
American Funds Insurance Series - Growth-Income Fund	4,572,191	216,721,841
American New Perspective Fund (Class R6)	4,556,926	218,185,618

TOTAL LONG-TERM INVESTMENTS (cost $1,005,257,288)		1,085,437,756

	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $595,919)(w)	595,919	$595,919

TOTAL INVESTMENTS—99.9% (cost $1,005,853,207)		1,086,033,675
Other assets in excess of liabilities — 0.1%		1,507,675

NET ASSETS — 100.0%		$1,087,541,350

**	Investments are affiliated with the Subadvisor.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$973,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Unaffiliated Funds	$1,085,437,756	$—	$—
Affiliated Mutual Fund	595,919	—	—

Total	$1,086,033,675	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Unaffiliated Funds	99.8%
Affiliated Mutual Fund	0.1

99.9
Other assets in excess of liabilities	0.1

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The Portfolio did not hold any derivative instruments as of June 30, 2020, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(473,907)
Interest rate contracts	2,817,391	—

Total	$2,817,391	$(473,907)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(94,247)
Interest rate contracts	248,795	—

Total	$248,795	$(94,247)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$20,627,344	$281,406

Credit Default Swap Agreements— Sell Protection(1)
$5,500,000

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $1,005,257,288)	$1,085,437,756
Affiliated investments (cost $595,919)	595,919
Cash	336,000
Deposit with broker for centrally cleared/exchange-traded derivatives	973,000
Receivable for Portfolio shares sold	649,189
Receivable for investments sold	292,747
Dividends and interest receivable	284,802
Prepaid expenses and other assets	38,482

Total Assets	1,088,607,895

LIABILITIES
Payable for investments purchased	925,495
Management fee payable	67,585
Distribution fee payable	44,153
Accrued expenses and other liabilities	28,934
Affiliated transfer agent fee payable	378

Total Liabilities	1,066,545

NET ASSETS	$1,087,541,350

Net assets were comprised of:
Partners’ Equity	$1,087,541,350

Net asset value and redemption price per share, $1,087,541,350 / 90,857,405 outstanding shares of beneficial interest	$11.97

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$4,373,827
Affiliated dividend income	323,237

Total income	4,697,064

EXPENSES
Management fee	2,953,787
Distribution fee	1,102,188
Custodian and accounting fees	45,763
Audit fee	12,978
Trustees’ fees	9,839
Legal fees and expenses	7,459
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,458
Shareholders’ reports	1,699
Miscellaneous	24,075

Total expenses	4,161,246
Less: Fee waiver and/or expense reimbursement	(1,436,509)

Net expenses	2,724,737

NET INVESTMENT INCOME (LOSS)	1,972,327

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(78,858,562)
Net capital gain distributions received	10,880,432
Futures transactions	2,817,391
Swap agreements transactions	(473,907)

(65,634,646)

Net change in unrealized appreciation (depreciation) on:
Investments	33,930,207
Futures	248,795
Swap agreements	(94,247)

34,084,755

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(31,549,891)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(29,577,564)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)
	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,972,327	$12,807,185
Net realized gain (loss) on investment transactions	(76,515,078)	1,933,029
Net capital gain distributions received	10,880,432	35,608,756
Net change in unrealized appreciation (depreciation) on investments	34,084,755	71,243,490

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(29,577,564)	121,592,460

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [67,849,063 and 52,551,071 shares, respectively]	732,482,144	558,049,100
Portfolio shares repurchased [60,637,579 and 105,371 shares, respectively]	(591,952,268)	(1,102,265)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	140,529,876	556,946,835

TOTAL INCREASE (DECREASE)	110,952,312	678,539,295
NET ASSETS:
Beginning of period	976,589,038	298,049,743

End of period	$1,087,541,350	$976,589,038

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.6%

EXCHANGE-TRADED FUNDS**
iShares 0-5 Year High Yield Corporate Bond ETF(a)	177,104	$7,595,991
iShares 20+ Year Treasury Bond ETF(a)	12,518	2,052,076
iShares Core MSCI EAFE ETF(a)	124,676	7,126,480
iShares Core S&P 500 ETF	105,918	32,801,745
iShares Core S&P Small-Cap ETF, Class E	106,029	7,240,720
iShares Edge MSCI Min Vol USA ETF	63,376	3,842,487
iShares Edge MSCI USA Value Factor ETF(a)	106,969	7,731,719
iShares Global Tech ETF(a)	27,153	6,395,618
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	190,798	25,662,331
iShares MSCI EAFE Growth ETF(a)	185,043	15,378,924
iShares Short Maturity Bond ETF	81,846	4,093,118
iShares Short-Term Corporate Bond ETF	213,303	11,669,807
iShares Trust iShares ESG MSCI USA ETF(a)	303,727	21,257,853
iShares U.S. Financial Services ETF(a)	27,640	3,300,216
iShares U.S. Medical Devices ETF(a)	21,791	5,769,603
iShares U.S. Treasury Bond ETF(a)	767,413	21,479,890
iShares, Inc. iShares ESG MSCI EM ETF(a)	305,547	9,789,726

TOTAL LONG-TERM INVESTMENTS (cost $183,587,983)		193,188,304

SHORT-TERM INVESTMENTS — 37.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	626,421	626,421

	Shares	Value
AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $72,437,694; includes $72,421,094 of cash collateral for securities on loan)(b)(w)	72,437,694	$72,437,694

TOTAL SHORT-TERM INVESTMENTS (cost $73,064,115)		73,064,115

TOTAL INVESTMENTS—137.3% (cost $256,652,098)		266,252,419
Liabilities in excess of other assets — (37.3)%		(72,395,897)

NET ASSETS — 100.0%		$193,856,522

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investments are affiliated with the Subadvisor.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $71,151,704; cash collateral of $72,421,094 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Exchange-Traded Funds	$193,188,304	$—	$—
Affiliated Mutual Funds	73,064,115	—	—

Total	$266,252,419	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Exchange-Traded Funds	99.6%

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Investment Allocation (continued):

Affiliated Mutual Funds (37.4% represents investments purchased with collateral from securities on loan)	37.7%

137.3
Liabilities in excess of other assets	(37.3)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$71,151,704	$(71,151,704)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $71,151,704:
Unaffiliated investments (cost $183,587,983)	$193,188,304
Affiliated investments (cost $73,064,115)	73,064,115
Receivable for Portfolio shares sold	291,417
Dividends receivable	12,681
Prepaid expenses and other assets	14,744

Total Assets	266,571,261

LIABILITIES
Payable to broker for collateral for securities on loan	72,421,094
Payable for investments purchased	241,780
Accrued expenses and other liabilities	24,503
Management fee payable	19,117
Distribution fee payable	7,867
Affiliated transfer agent fee payable	378

Total Liabilities	72,714,739

NET ASSETS	$193,856,522

Net assets were comprised of:
Partners’ Equity	$193,856,522

Net asset value and redemption price per share, $193,856,522 / 16,180,761 outstanding shares of beneficial interest	$11.98

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$1,349,906
Income from securities lending, net (including affiliated income of $58,070)	101,131
Affiliated dividend income	12,041

Total income	1,463,078

EXPENSES
Management fee	397,232
Distribution fee	189,158
Custodian and accounting fees	22,904
Audit fee	13,228
Legal fees and expenses	6,087
Trustees’ fees	5,520
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Shareholders’ reports	2,486
Miscellaneous	7,263

Total expenses	647,337
Less: Fee waiver and/or expense reimbursement	(190,497)

Net expenses	456,840

NET INVESTMENT INCOME (LOSS)	1,006,238

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $18,257)	(8,179,008)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(1,314))	2,672,281

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(5,506,727)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,500,489)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	January 2, 2019* through December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,006,238	$1,520,850
Net realized gain (loss) on investment transactions	(8,179,008)	964,435
Net change in unrealized appreciation (depreciation) on investments	2,672,281	6,928,040

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,500,489)	9,413,325

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [12,198,480 and 12,398,794 shares, respectively]	136,179,545	138,451,483
Portfolio shares repurchased [8,307,234 and 109,279 shares, respectively]	(84,451,692)	(1,235,650)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	51,727,853	137,215,833

TOTAL INCREASE (DECREASE)	47,227,364	146,629,158
NET ASSETS:
Beginning of period	146,629,158	—

End of period	$193,856,522	$146,629,158

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 99.5%

EXCHANGE-TRADED FUNDS**
iShares 20+ Year Treasury Bond ETF(a)	15,079	$2,471,900
iShares Core MSCI EAFE ETF(a)	163,181	9,327,426
iShares Core S&P 500 ETF	189,250	58,608,833
iShares Core S&P Small-Cap ETF, Class E.	176,018	12,020,269
iShares Edge MSCI Min Vol USA ETF	126,164	7,649,323
iShares Edge MSCI USA Value Factor ETF(a)	175,810	12,707,547
iShares Global Tech ETF(a)	46,520	10,957,322
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	131,259	17,654,336
iShares MSCI EAFE Growth ETF(a)	339,528	28,218,172
iShares Short Maturity Bond ETF	99,250	4,963,493
iShares Short-Term Corporate Bond ETF	91,216	4,990,427
iShares Trust iShares ESG MSCI USA ETF	519,273	36,343,917
iShares U.S. Financial Services ETF(a)	56,826	6,785,024
iShares U.S. Medical Devices ETF(a)	39,069	10,344,299
iShares U.S. Treasury Bond ETF	442,012	12,371,916
iShares, Inc. iShares ESG MSCI EM ETF(a)	560,534	17,959,509

TOTAL LONG-TERM INVESTMENTS (cost $239,595,092)		253,373,713

SHORT-TERM INVESTMENTS — 29.1%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	599,901	599,901
PGIM Institutional Money Market Fund (cost $73,663,550; includes $73,642,829 of cash collateral for securities on loan)(b)(w)	73,663,550	73,663,550

TOTAL SHORT-TERM INVESTMENTS (cost $74,263,451)		74,263,451

TOTAL INVESTMENTS — 128.6% (cost $313,858,543)		327,637,164
Liabilities in excess of other assets — (28.6)%		(72,957,591)

NET ASSETS — 100.0%		$254,679,573

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investments are affiliated with the Subadvisor.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,552,484; cash collateral of $73,642,829 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted  quoted prices generally in active markets for identical securities.

Level 2—quoted prices  for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Exchange-Traded Funds	$253,373,713	$—	$—
Affiliated Mutual Funds	74,263,451	—	—

Total	$327,637,164	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Exchange-Traded Funds	99.5%
Affiliated Mutual Funds (28.9% represents investments purchased with collateral from securities on loan)	29.1

128.6
Liabilities in excess of other assets	(28.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$72,552,484	$(72,552,484)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited) as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $72,552,484:
Unaffiliated investments (cost $239,595,092)	$253,373,713
Affiliated investments (cost $74,263,451)	74,263,451
Receivable for Portfolio shares sold	846,285
Receivable for investments sold	474,028
Dividends receivable	21,587
Prepaid expenses	151

Total Assets	328,979,215

LIABILITIES
Payable to broker for collateral for securities on loan	73,642,829
Payable for investments purchased	572,690
Accrued expenses and other liabilities	49,689
Management fee payable	23,742
Distribution fee payable	10,314
Affiliated transfer agent fee payable	378

Total Liabilities	74,299,642

NET ASSETS	$254,679,573

Net assets were comprised of:
Partners’ Equity	$254,679,573

Net asset value and redemption price per share, $254,679,573 / 20,778,318 outstanding shares of beneficial interest	$12.26

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$1,456,261
Income from securities lending, net (including affiliated income of $84,209)	151,778
Affiliated dividend income	17,726

Total income	1,625,765

EXPENSES
Management fee	501,031
Distribution fee	238,586
Custodian and accounting fees	23,558
Audit fee	13,228
Legal fees and expenses	6,115
Trustees’ fees	5,828
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,459
Shareholders’ reports	2,486
Miscellaneous	8,872

Total expenses	803,163
Less: Fee waiver and/or expense reimbursement	(228,676)

Net expenses	574,487

NET INVESTMENT INCOME (LOSS)	1,051,278

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on investment transactions (including affiliated of $(18,464))	(17,088,998)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(1,619))	1,970,897

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(15,118,101)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,066,823)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	January 2, 2019* through December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,051,278	$2,090,019
Net realized gain (loss) on investment transactions	(17,088,998)	1,128,828
Net change in unrealized appreciation (depreciation) on investments	1,970,897	11,807,724

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(14,066,823)	15,026,571

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [19,764,439 and 16,247,359 shares, respectively]	224,828,612	185,659,781
Portfolio shares repurchased [15,140,422 and 93,058 shares, respectively]	(155,686,018)	(1,082,550)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	69,142,594	184,577,231

TOTAL INCREASE (DECREASE)	55,075,771	199,603,802
NET ASSETS:
Beginning of period	199,603,802	—

End of period.	$254,679,573	$199,603,802

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
SHORT-TERM INVESTMENTS — 57.8%

FOREIGN TREASURY OBLIGATION(n) — 3.8%
Canadian Treasury Bill
0.220%	07/23/20	CAD	450	$331,434

(cost $318,545)

		Shares

UNAFFILIATED FUND — 21.8%
Morgan Stanley Institutional Liquidity
Funds-Treasury Portfolio			1,897,542	1,897,542

(cost $1,897,542)

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(h)(n) — 32.2%
U.S. Treasury Bills
0.050%	07/16/20		2,075	2,074,902
0.098%	08/13/20		725	724,887

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,799,872)				2,799,789

TOTAL INVESTMENTS—57.8% (cost $5,015,959)				5,028,765
Other assets in excess of liabilities(z) — 42.2%				3,669,202

NET ASSETS — 100.0%				$8,697,967

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/14/20	Barclays Bank PLC	AUD	1,499	$1,047,553	$1,034,561	$—	$(12,992)
Expiring 08/14/20	Barclays Bank PLC	AUD	312	213,593	215,124	1,531	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	AUD	1,136	793,774	784,258	—	(9,516)
British Pound,
Expiring 08/14/20	Morgan Stanley Capital Services LLC	GBP	351	444,673	435,053	—	(9,620)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	GBP	70	86,150	86,220	70	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	GBP	60	73,573	74,135	562	—
Canadian Dollar,
Expiring 08/14/20	Barclays Bank PLC	CAD	994	740,563	732,518	—	(8,045)
Expiring 08/14/20	Barclays Bank PLC	CAD	204	152,287	150,321	—	(1,966)
Expiring 08/14/20	Barclays Bank PLC	CAD	33	24,140	24,183	43	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	953	704,715	702,265	—	(2,450)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	155	114,489	114,079	—	(410)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	151	111,369	111,350	—	(19)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	61	45,339	45,264	—	(75)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	26	19,590	19,477	—	(113)
Euro,
Expiring 08/14/20	Barclays Bank PLC	EUR	9,694	10,968,796	10,902,449	—	(66,347)
Expiring 08/14/20	Barclays Bank PLC	EUR	267	299,923	300,097	174	—
Expiring 08/14/20	Barclays Bank PLC	EUR	243	274,118	273,543	—	(575)
Expiring 08/14/20	Barclays Bank PLC	EUR	38	43,290	43,250	—	(40)
Expiring 08/14/20	Barclays Bank PLC	EUR	26	28,744	28,781	37	—

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	271	$309,068	$305,177	$—	$(3,891)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	224	251,311	252,228	917	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	215	242,436	241,557	—	(879)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	187	211,481	210,068	—	(1,413)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	183	205,336	205,400	64	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	182	204,193	204,139	—	(54)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	102	115,327	114,982	—	(345)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	97	110,170	109,229	—	(941)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	79	88,502	88,599	97	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	—	178	177	—	(1)
Japanese Yen,
Expiring 08/14/20	Barclays Bank PLC	JPY	704,897	6,458,635	6,532,027	73,392	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	54,716	504,147	507,034	2,887	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	40,000	371,256	370,666	—	(590)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	6,916	64,202	64,088	—	(114)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	891	8,320	8,255	—	(65)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	JPY	40,000	374,574	370,843	—	(3,731)
New Zealand Dollar,
Expiring 08/14/20	Barclays Bank PLC	NZD	58	37,837	37,447	—	(390)
Expiring 08/14/20	Barclays Bank PLC	NZD	35	22,365	22,476	111	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	2,156	1,407,032	1,391,401	—	(15,631)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	467	300,404	301,594	1,190	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	456	295,754	294,121	—	(1,633)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	337	216,730	217,715	985	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	239	155,146	154,349	—	(797)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	233	152,013	150,303	—	(1,710)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	152	97,580	98,020	440	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	67	42,974	43,116	142	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	57	36,684	36,826	142	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	14	9,329	9,322	—	(7)
Norwegian Krone,
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	25,678	2,773,612	2,668,214	—	(105,398)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	3,432	356,574	356,628	54	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	1,979	204,291	205,622	1,331	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	1,878	195,889	195,150	—	(739)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	1,353	139,422	140,591	1,169	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	1,195	126,424	124,220	—	(2,204)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	918	94,542	95,375	833	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	814	84,768	84,553	—	(215)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	800	84,594	83,131	—	(1,463)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	594	62,407	61,757	—	(650)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	539	55,643	55,991	348	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	511	53,034	53,076	42	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	198	20,669	20,560	—	(109)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	81	8,798	8,466	—	(332)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	63	6,676	6,582	—	(94)
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NOK	1,353	140,742	140,608	—	(134)
Singapore Dollar,
Expiring 08/14/20	Barclays Bank PLC	SGD	2,463	1,771,842	1,767,321	—	(4,521)
Expiring 08/14/20	Barclays Bank PLC	SGD	18	13,234	13,214	—	(20)
Expiring 08/14/20	Barclays Bank PLC	SGD	5	3,676	3,650	—	(26)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SGD	43	30,907	30,868	—	(39)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SGD	24	16,966	16,968	2	—
Swedish Krona,
Expiring 08/14/20	Barclays Bank PLC	SEK	80,439	8,746,299	8,637,227	—	(109,072)

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 08/14/20	Barclays Bank PLC	SEK	3,035	$326,573	$325,919	$—	$(654)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	5,760	610,105	618,477	8,372	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	5,341	570,847	573,514	2,667	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	4,633	495,126	497,493	2,367	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	4,599	493,140	493,871	731	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	3,659	397,911	392,932	—	(4,979)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	2,630	283,023	282,381	—	(642)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	2,474	264,930	265,684	754	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	2,469	266,327	265,139	—	(1,188)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	2,085	222,032	223,913	1,881	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	2,025	216,441	217,466	1,025	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	1,903	204,057	204,334	277	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	1,719	184,234	184,617	383	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	1,660	178,394	178,222	—	(172)

				$48,183,812	$47,911,821	105,020	(377,011)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 08/14/20	Barclays Bank PLC	AUD	217	$150,806	$149,547	$1,259	$—
Expiring 08/14/20	Barclays Bank PLC	AUD	211	144,139	145,352	—	(1,213)
Expiring 08/14/20	Barclays Bank PLC	AUD	185	127,684	127,880	—	(196)
Expiring 08/14/20	Barclays Bank PLC	AUD	181	124,491	125,007	—	(516)
Expiring 08/14/20	Barclays Bank PLC	AUD	131	89,888	90,532	—	(644)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	AUD	740	515,588	510,676	4,912	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	AUD	373	257,914	257,296	618	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	AUD	372	259,114	256,863	2,251	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	AUD	248	170,267	170,974	—	(707)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	AUD	208	142,810	143,787	—	(977)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	AUD	177	121,865	122,027	—	(162)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	AUD	149	103,187	103,027	160	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	AUD	140	96,765	96,664	101	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	AUD	91	63,594	62,651	943	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	AUD	19	12,854	12,936	—	(82)
British Pound,
Expiring 08/14/20	Barclays Bank PLC	GBP	387	491,074	480,235	10,839	—
Expiring 08/14/20	Barclays Bank PLC	GBP	230	290,474	284,886	5,588	—
Expiring 08/14/20	Barclays Bank PLC	GBP	223	279,908	276,429	3,479	—
Expiring 08/14/20	Barclays Bank PLC	GBP	214	268,646	265,266	3,380	—
Expiring 08/14/20	Barclays Bank PLC	GBP	178	220,485	220,913	—	(428)
Expiring 08/14/20	Barclays Bank PLC	GBP	133	165,186	164,350	836	—
Expiring 08/14/20	Barclays Bank PLC	GBP	132	167,617	163,036	4,581	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	GBP	398	501,086	493,154	7,932	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	GBP	307	390,398	380,937	9,461	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	GBP	236	293,421	292,561	860	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	GBP	196	250,075	242,825	7,250	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	GBP	162	205,141	200,649	4,492	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	GBP	120	150,853	149,209	1,644	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	GBP	77	96,397	95,945	452	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	GBP	64	79,134	78,956	178	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	GBP	15	18,231	18,313	—	(82)

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar,
Expiring 08/14/20	Barclays Bank PLC	CAD	30	$21,734	$21,901	$—	$(167)
Expiring 08/14/20	Barclays Bank PLC	CAD	7	5,237	5,284	—	(47)
Expiring 08/14/20	Barclays Bank PLC	CAD	3	2,128	2,128	—	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	10,745	8,013,169	7,915,621	97,548	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	186	138,309	136,731	1,578	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	105	76,659	77,028	—	(369)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	88	64,792	64,633	159	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	69	50,807	50,843	—	(36)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	34	25,143	24,777	366	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	23	16,971	16,985	—	(14)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	CAD	7	5,236	5,251	—	(15)
Euro,
Expiring 08/14/20	Barclays Bank PLC	EUR	40	45,387	45,296	91	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	6,285	7,108,709	7,067,896	40,813	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	181	206,822	203,906	2,916	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	EUR	28	32,186	31,813	373	—
Japanese Yen,
Expiring 08/14/20	Barclays Bank PLC	JPY	10,719	99,809	99,327	482	—
Expiring 08/14/20	Barclays Bank PLC	JPY	6,478	60,137	60,026	111	—
Expiring 08/14/20	Barclays Bank PLC	JPY	3,075	28,775	28,492	283	—
Expiring 08/14/20	Barclays Bank PLC	JPY	338	3,148	3,129	19	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	324,698	2,974,871	3,008,861	—	(33,990)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	50,492	470,777	467,894	2,883	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	50,165	469,754	464,862	4,892	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	49,360	463,210	457,403	5,807	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	46,551	432,696	431,373	1,323	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	37,917	354,767	351,363	3,404	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	33,956	316,842	314,658	2,184	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	27,260	255,389	252,607	2,782	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	9,764	91,903	90,483	1,420	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	3,992	37,284	36,995	289	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	JPY	1,452	13,550	13,455	95	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	JPY	40,000	371,415	370,843	572	—
New Zealand Dollar,
Expiring 08/14/20	Barclays Bank PLC	NZD	8,527	5,568,004	5,502,508	65,496	—
Expiring 08/14/20	Barclays Bank PLC	NZD	129	83,189	82,944	245	—
Expiring 08/14/20	Barclays Bank PLC	NZD	34	21,581	21,722	—	(141)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	344	224,991	221,878	3,113	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	130	83,921	83,919	2	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	126	81,089	81,319	—	(230)
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NZD	49	32,139	31,743	396	—
Norwegian Krone,
Expiring 08/14/20	Barclays Bank PLC	NOK	45,543	4,921,224	4,732,446	188,778	—
Expiring 08/14/20	Barclays Bank PLC	NOK	3,176	343,312	329,987	13,325	—
Expiring 08/14/20	Barclays Bank PLC	NOK	132	13,760	13,715	45	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	669	71,714	69,535	2,179	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	NOK	136	14,250	14,147	103	—
Expiring 09/16/20	Morgan Stanley Capital Services LLC	NOK	1,353	139,430	140,608	—	(1,178)
Singapore Dollar,
Expiring 08/14/20	Barclays Bank PLC	SGD	608	436,539	436,153	386	—
Expiring 08/14/20	Barclays Bank PLC	SGD	369	265,435	264,645	790	—
Expiring 08/14/20	Barclays Bank PLC	SGD	327	235,027	234,716	311	—
Expiring 08/14/20	Barclays Bank PLC	SGD	232	166,368	166,667	—	(299)
Expiring 08/14/20	Barclays Bank PLC	SGD	214	153,997	153,493	504	—
Expiring 08/14/20	Barclays Bank PLC	SGD	138	99,129	99,142	—	(13)

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 08/14/20	Barclays Bank PLC	SGD	126	$90,321	$90,369	$—	$(48)
Expiring 08/14/20	Barclays Bank PLC	SGD	119	85,244	85,302	—	(58)
Expiring 08/14/20	Barclays Bank PLC	SGD	113	81,366	81,376	—	(10)
Expiring 08/14/20	Barclays Bank PLC	SGD	48	34,210	34,215	—	(5)
Expiring 08/14/20	Barclays Bank PLC	SGD	32	23,013	22,966	47	—
Expiring 08/14/20	Barclays Bank PLC	SGD	1	807	804	3	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SGD	1,817	1,307,254	1,304,168	3,086	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SGD	274	197,028	196,712	316	—
Swedish Krona,
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	62,439	6,784,400	6,704,468	79,932	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	2,441	266,445	262,092	4,353	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	402	43,722	43,182	540	—
Expiring 08/14/20	Morgan Stanley Capital Services LLC	SEK	3	312	309	3	—

				$50,375,929	$49,811,997	605,559	(41,627)

						$710,579	$(418,638)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Foreign Treasury Obligation	$—	$331,434	$—
Unaffiliated Fund	1,897,542	—	—
U.S. Treasury Obligations	—	2,799,789	—

Total	$1,897,542	$3,131,223	$—

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contracts	$—	$710,579	$—

Liabilities
OTC Forward Foreign Currency Exchange Contracts	$—	$(418,638)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Treasury Obligations	32.2%
Unaffiliated Fund	21.8

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Foreign Treasury Obligation	3.8%

57.8
Other assets in excess of liabilities	42.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$710,579	Unrealized depreciation on OTC forward foreign currency exchange contracts	$418,638

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts
Foreign exchange contracts	$1,629,560

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Exchange Contracts
Foreign exchange contracts	$538,415

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Forward Foreign Currency Exchange Contracts— Purchased(1)

$73,120,605

Forward Foreign Currency Exchange Contracts—Sold(1)

$73,929,440

(1)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$376,166	$(208,433)	$167,733	$—	$167,733
Morgan Stanley Capital Services LLC	334,413	(210,205)	124,208	—	124,208

	$710,579	$(418,638)	$291,941	$—	$291,941

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST FQ ABSOLUTE RETURN CURRENCY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $5,015,959)	$5,028,765
Foreign currency, at value (cost $3,406,271)	3,404,895
Unrealized appreciation on OTC forward foreign currency exchange contracts	710,579
Interest receivable	74
Prepaid expenses	114

Total Assets	9,144,427

LIABILITIES
Unrealized depreciation on OTC forward foreign currency exchange contracts	418,638
Accrued expenses and other liabilities	23,758
Management fee payable	3,161
Affiliated transfer agent fee payable	378
Distribution fee payable	358
Payable for Portfolio shares repurchased	167

Total Liabilities	446,460

NET ASSETS	$8,697,967

Net assets were comprised of: Partners’ Equity	$8,697,967

Net asset value and redemption price per share, $8,697,967 / 765,747 outstanding shares of beneficial interest	$11.36

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$18,782
Unaffiliated dividend income	8,713

Total income	27,495

EXPENSES
Management fee	41,330
Distribution fee	12,411
Custodian and accounting fees	18,917
Audit fee	13,319
Legal fees and expenses	6,160
Trustees’ fees	4,658
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,491
Shareholders’ reports	2,768
Miscellaneous	6,740

Total expenses	109,794
Less: Fee waiver and/or expense reimbursement	(49,226)

Net expenses	60,568

NET INVESTMENT INCOME (LOSS)	(33,073)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Forward currency contract transactions	1,629,560
Foreign currency transactions	(20,657)

1,608,903

Net change in unrealized appreciation (depreciation) on:
Investments	(35,640)
Forward currency contracts	538,415
Foreign currencies	(39,080)

463,695

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	2,072,598

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,039,525

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$ (33,073)	$ 15,470
Net realized gain (loss) on investment and foreign currency transactions	1,608,903	9,802
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	463,695	(323,769)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,039,525	(298,497)

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [16,180 and 222,456 shares, respectively]	159,771	2,114,664
Portfolio shares repurchased [338,650 and 66,172 shares, respectively]	(3,718,138)	(635,413)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(3,558,367)	1,479,251

TOTAL INCREASE (DECREASE)	(1,518,842)	1,180,754
NET ASSETS:
Beginning of period	10,216,809	9,036,055

End of period	$ 8,697,967	$10,216,809

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 112.6%

ASSET-BACKED SECURITIES — 8.4%
Cayman Islands — 6.1%
AGL CLO Ltd.,
Series 2020-03A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.190%(c)	01/15/33	1,600	$1,566,054
CarVal CLO Ltd.,
Series 2019-01A, Class AN, 144A, 3 Month LIBOR + 1.480% (Cap N/A, Floor 1.480%)
2.615%(c)	04/20/32	4,000	3,895,261
Catamaran CLO Ltd.,
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.841%(c)	01/27/28	3,486	3,445,712
Crown City CLO I,
Series 2020-01A, Class A2, 144A, 3 Month LIBOR + 2.550% (Cap N/A, Floor 2.550%)
2.857%(c)	07/20/30	1,200	1,199,993
Cutwater Ltd.,
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	07/15/26	1,458	1,450,863
Elmwood CLO Ltd.,
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.422%(c)	04/15/33	4,000	3,916,765
Halcyon Loan Advisors Funding Ltd.,
Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
2.265%(c)	04/18/26	61	60,601
Jamestown CLO Ltd.,
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.141%(c)	04/25/30	2,150	2,098,884
Madison Park Funding Ltd.,
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.969%(c)	04/15/29	5,550	5,387,415
Mountain View CLO LLC,
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
2.671%(c)	04/14/33	1,400	1,356,274
Sound Point CLO Ltd.,
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
2.169%(c)	04/15/29	3,150	3,056,135
Venture CLO Ltd.,
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
2.730%(c)	04/15/33	2,675	2,613,160

			30,047,117

United States — 2.3%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2005-R11, Class M2, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
0.655%(c)	01/25/36	2,200	2,127,363

Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
ECMC Group Student Loan Trust,
Series 2017-01A, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.385%(c)	12/27/66	4,318	$4,179,287
Mill City Mortgage Loan Trust,
Series 2017-02, Class A3, 144A
2.901%(cc)	07/25/59	648	670,448
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.235%(c)	12/27/66	930	901,206
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.637%(c)	10/28/41	740	727,300
SLM Student Loan Trust,
Series 2003-01, Class A5A, 144A, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.423%(c)	12/15/32	1,920	1,705,041
Soundview Home Loan Trust,
Series 2007-NS01, Class A3, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.385%(c)	01/25/37	932	906,312

			11,216,957

TOTAL ASSET-BACKED SECURITIES (cost $41,870,330)			41,264,074

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
United States
BANK,
Series 2018-BN10, Class D, 144A
2.600%(cc)	02/15/61	200	132,873
BBCMS Mortgage Trust,
Series 2017-C01, Class D, 144A
3.674%(cc)	02/15/50	200	130,189
Citigroup Commercial Mortgage Trust,
Series 2020-GC46, Class D, 144A
2.600%	01/15/53	650	448,919
Commercial Mortgage Trust,
Series 2017-COR2, Class D, 144A
3.000%	09/10/50	350	252,088
Series 2019-GC44, Class D, 144A
2.500%	08/15/57	400	263,443
CSAIL Commercial Mortgage Trust,
Series 2018-C14, Class D, 144A
5.055%(cc)	11/15/51	300	248,666
GS Mortgage Securities Trust,
Series 2019-GC42, Class D, 144A
2.800%	09/01/52	350	248,139
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	150	97,927

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,636,753)			1,822,244

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS — 40.0%
Australia — 1.0%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, 144A, MTN
2.950%(ff)	07/22/30			600	$611,941
Commonwealth Bank of Australia,
Sub. Notes, 144A, MTN
3.610%(ff)	09/12/34			800	849,404
Glencore Funding LLC,
Gtd. Notes, 144A
4.125%	05/30/23			450	480,328
4.125%	03/12/24			475	509,150
4.625%	04/29/24			550	602,086
Macquarie Group Ltd.,
Sr. Unsec’d. Notes
0.625%	02/03/27		EUR	200	218,787
Sr. Unsec’d. Notes, 144A
3.763%(ff)	11/28/28			250	268,396
Origin Energy Finance Ltd.,
Sr. Unsec’d. Notes, EMTN
1.000%	09/17/29		EUR	500	529,171
Westpac Banking Corp.,
Sub. Notes
4.110%(ff)	07/24/34			800	882,908

					4,952,171

Austria — 0.4%
Erste Group Bank AG,
Jr. Sub. Notes
6.500%(ff)	—	(rr)	EUR	200	233,690
JAB Holdings BV,
Gtd. Notes
1.000%	12/20/27		EUR	800	871,460
3.375%	04/17/35		EUR	800	1,039,943

					2,145,093

Belgium — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.650%	02/01/26			50	56,076
4.900%	02/01/46			500	606,478
Anheuser-Busch InBev SA,
Gtd. Notes
3.700%	04/02/40		EUR	900	1,224,690
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
4.600%	04/15/48			450	525,586
4.750%	01/23/29			100	120,731

					2,533,561

Bermuda — 0.2%
Bacardi Ltd.,
Gtd. Notes
2.750%	07/03/23		EUR	500	575,353
Gtd. Notes, 144A
4.700%	05/15/28			500	565,474

					1,140,827

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Brazil — 0.1%
Banco do Brasil SA,
Jr. Sub. Notes
6.250%(ff)	—	(rr)		410	$360,010
Itau Unibanco Holding SA,
Jr. Sub. Notes, 144A
4.625%(ff)	—	(rr)		200	165,284
Petrobras Global Finance BV,
Gtd. Notes, 144A
5.093%	01/15/30			20	19,913
Vale Overseas Ltd.,
Gtd. Notes
6.250%	08/10/26			100	117,731

					662,938

Canada — 0.6%
1011778 BC ULC/New Red Finance, Inc.,
Sec’d. Notes, 144A
5.000%	10/15/25	(a)		950	945,018
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25			98	63,858
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	12/15/26			650	671,014
MEG Energy Corp.,
Gtd. Notes, 144A
7.000%	03/31/24			526	450,695
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
3.100%	05/15/25	(a)		600	641,073
Telesat Canada/Telesat LLC,
Sr. Sec’d. Notes, 144A
4.875%	06/01/27			146	143,577

					2,915,235

Cayman Islands — 0.2%
Global Aircraft Leasing Co. Ltd.,
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24			1,050	741,268

China — 1.8%
Agricultural Development Bank of China,
Unsec’d. Notes, Series 1906
3.740%	07/12/29		CNH	8,240	1,195,145
Bluestar Finance Holdings Ltd.,
Gtd. Notes
3.875%(ff)	—	(rr)		1,160	1,157,060
China Development Bank,
Unsec’d. Notes, Series 1806
4.730%	04/02/25		CNH	31,900	4,831,120
Unsec’d. Notes, Series 1910
3.650%	05/21/29		CNH	2,630	379,957
Huarong Finance 2019 Co. Ltd.,
Gtd. Notes, EMTN
3.875%	11/13/29			200	204,406
Huarong Finance II Co. Ltd.,
Gtd. Notes, EMTN
5.000%	11/19/25			200	217,833

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
China (cont’d.)
5.500%	01/16/25			400	$439,395
Prosus NV,
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30			200	209,288
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
3.240%	06/03/50			200	200,353

					8,834,557

Denmark — 0.1%
Danske Bank A/S,
Sub. Notes, EMTN
1.375%(ff)	02/12/30		EUR	450	487,242

France — 2.8%
Aeroports de Paris,
Sr. Unsec’d. Notes
2.750%	04/02/30		EUR	400	509,794
Airbus SE,
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32		EUR	500	616,394
AXA SA,
Sub. Notes, EMTN
3.250%(ff)	05/28/49		EUR	150	184,491
BNP Paribas SA,
Sr. Unsec’d. Notes
3.375%	01/09/25	(a)		750	810,961
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26			400	408,817
3.375%	01/09/25			900	973,153
Sr. Unsec’d. Notes, EMTN
2.125%(ff)	01/23/27		EUR	1,200	1,442,715
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	(a)		750	835,550
Sub. Notes, EMTN
2.625%(ff)	10/14/27		EUR	150	171,965
BPCE SA,
Sr. Unsec’d. Notes, 144A
4.000%	09/12/23			1,990	2,145,624
Capgemini SE,
Sr. Unsec’d. Notes
2.375%	04/15/32		EUR	800	987,198
Credit Agricole SA,
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26			250	253,260
3.750%	04/24/23			250	267,623
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.500%	09/21/28			1,150	1,336,089
Sr. Unsec’d. Notes, EMTN
2.000%	10/02/30		EUR	200	248,144
Orange SA,
Sr. Unsec’d. Notes, EMTN
1.625%	04/07/32		EUR	300	365,307
Societe Generale SA,
Jr. Sub. Notes
6.750%(ff)	—	(rr)		300	297,668

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
France (cont’d.)
Jr. Sub. Notes, 144A
8.000%(ff)	—	(a)(rr)		500	$556,925
Sr. Unsec’d. Notes, EMTN
1.750%	03/22/29		EUR	1,300	1,524,297

					13,935,975

Germany — 2.1%
Bayer Capital Corp. BV,
Gtd. Notes
1.500%	06/26/26		EUR	200	236,190
Bayer US Finance II LLC,
Gtd. Notes, 144A
3.875%	12/15/23			500	547,300
4.250%	12/15/25			800	919,204
4.375%	12/15/28			450	526,170
Commerzbank AG,
Sub. Notes, EMTN
4.000%	03/23/26		EUR	400	466,022
Deutsche Bank AG,
Sr. Unsec’d. Notes, MTN
3.125%	01/13/21			100	100,427
Sub. Notes, EMTN
4.500%	05/19/26		EUR	500	580,178
Deutsche Telekom AG,
Sr. Unsec’d. Notes, 144A
3.625%	01/21/50			350	386,196
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.750%	06/21/38			250	316,180
E.ON SE,
Sr. Unsec’d. Notes, EMTN
0.375%	09/29/27		EUR	450	503,538
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes, EMTN
—%(p)	07/04/24		EUR	4,450	5,108,793
Mercer International, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/26	(a)		414	389,230

					10,079,428

Ireland — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.500%	05/26/22			1,250	1,235,352
4.625%	07/01/22			1,200	1,211,903
AIB Group PLC,
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23			1,000	1,077,341
Avolon Holdings Funding Ltd.,
Gtd. Notes, 144A
3.950%	07/01/24			300	262,762

					3,787,358

Italy — 0.4%
ASTM SpA,
Sr. Sec’d. Notes, EMTN
3.375%	02/13/24		EUR	450	530,171

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Italy (cont’d.)
Enel Finance International NV,
Gtd. Notes, EMTN
0.375%	06/17/27		EUR	200	$222,080
Telecom Italia SpA,
Sr. Unsec’d. Notes, EMTN
4.000%	04/11/24		EUR	450	529,943
UniCredit SpA,
Jr. Sub. Notes
7.500%(ff)	—	(rr)	EUR	400	469,623
8.000%(ff)	—	(rr)		250	251,157

					2,002,974

Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc.,
Sr. Unsec’d. Notes
3.751%	07/18/39			600	681,183
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
1.375%	07/09/32		EUR	350	394,258
2.000%	07/09/40		EUR	300	334,864

					1,410,305

Luxembourg — 0.3%
Blackstone Property Partners Europe Holdings Sarl,
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25		EUR	300	350,851
Logicor Financing Sarl,
Gtd. Notes, EMTN
2.250%	05/13/25		EUR	450	526,853
3.250%	11/13/28		EUR	450	551,488

					1,429,192

Mexico — 0.4%
Mexico City Airport Trust,
Sr. Sec’d. Notes
4.250%	10/31/26			680	643,048
5.500%	10/31/46			305	267,258
Sr. Sec’d. Notes, 144A
3.875%	04/30/28			310	282,891
5.500%	10/31/46			200	175,251
5.500%	07/31/47			300	264,614
Trust Fibra Uno,
Sr. Unsec’d. Notes
5.250%	12/15/24			400	423,269

					2,056,331

Netherlands — 0.9%
ABN AMRO Bank NV,
Sub. Notes, EMTN
2.875%(ff)	01/18/28		EUR	400	467,111
Cooperatieve Rabobank UA,
Sub. Notes
3.875%	07/25/23		EUR	400	493,742
Koninklijke Ahold Delhaize NV,
Sr. Unsec’d. Notes
1.750%	04/02/27		EUR	200	243,249

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Netherlands (cont’d.)
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
3.875%	09/01/22			2,500	$2,640,858
NXP BV/NXP Funding LLC/NXP USA, Inc.,
Gtd. Notes, 144A
3.400%	05/01/30			300	322,481

					4,167,441

Russia — 0.3%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26			960	1,064,850
Sr. Unsec’d. Notes, EMTN
7.288%	08/16/37			180	258,976
Lukoil Securities BV,
Gtd. Notes, 144A
3.875%	05/06/30			300	312,866

					1,636,692

South Africa — 0.0%
Sasol Financing International Ltd.,
Gtd. Notes
4.500%	11/14/22			200	181,461

Spain — 1.1%
Banco de Sabadell SA,
Jr. Sub. Notes
6.500%(ff)	—	(rr)	EUR	800	736,007
Sr. Unsec’d. Notes, EMTN
0.875%	03/05/23		EUR	300	329,661
Banco Santander SA,
Sr. Unsec’d. Notes
2.706%	06/27/24			600	631,233
3.306%	06/27/29			200	216,299
3.490%	05/28/30			400	428,688
CaixaBank SA,
Sr. Unsec’d. Notes, EMTN
1.125%	05/17/24		EUR	300	342,039
FCC Aqualia SA,
Sr. Sec’d. Notes
2.629%	06/08/27		EUR	650	761,479
FCC Servicios Medio Ambiente Holding SA,
Gtd. Notes
1.661%	12/04/26		EUR	200	223,701
Telefonica Emisiones SA,
Gtd. Notes, EMTN
1.788%	03/12/29		EUR	1,600	1,927,197

					5,596,304

Supranational Bank — 0.2%
European Investment Bank,
Sr. Unsec’d. Notes
1.000%	11/14/42		EUR	560	761,343

Sweden — 0.1%
Heimstaden Bostad AB,
Sr. Unsec’d. Notes, EMTN
1.125%	01/21/26		EUR	450	492,358

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
Switzerland — 1.2%
Credit Suisse AG,
Sr. Unsec’d. Notes
2.950%	04/09/25			600	$648,678
Credit Suisse Group AG,
Jr. Sub. Notes, 144A
7.250%(ff)	—	(rr)		200	206,562
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	(a)		600	619,827
3.869%(ff)	01/12/29			750	826,420
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28		EUR	900	982,142
3.250%(ff)	04/02/26		EUR	750	933,414
Syngenta Finance NV,
Gtd. Notes, 144A
4.441%	04/24/23			500	524,069
4.892%	04/24/25			450	472,861
5.182%	04/24/28			250	266,906
UBS Group AG,
Jr. Sub. Notes, 144A
7.000%(ff)	—	(a)(rr)		450	469,141

					5,950,020

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO,
Sr. Unsec’d. Notes
8.125%	03/28/24			350	359,759

United Kingdom — 3.3%
Aviva PLC,
Sub. Notes
6.125%(ff)	11/14/36		GBP	200	292,065
Sub. Notes, EMTN
5.125%(ff)	06/04/50		GBP	100	139,482
6.125%(ff)	07/05/43		EUR	150	190,478
Barclays Bank PLC,
Sub. Notes
10.179%	06/12/21			450	485,934
Sub. Notes, EMTN
10.000%	05/21/21		GBP	400	530,331
Barclays PLC,
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26			1,100	1,146,313
3.684%	01/10/23			300	311,126
Sr. Unsec’d. Notes, EMTN
3.375%(ff)	04/02/25		EUR	900	1,086,348
BAT Capital Corp.,
Gtd. Notes
5.282%	04/02/50			350	423,559
BAT International Finance PLC,
Gtd. Notes, 144A
3.950%	06/15/25			50	55,192
BAT Netherlands Finance BV,
Gtd. Notes, EMTN
3.125%	04/07/28		EUR	550	684,022
BP Capital Markets PLC,
Gtd. Notes
3.723%	11/28/28	(a)		400	453,332
3.814%	02/10/24			150	164,844

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United Kingdom (cont’d.)
British Telecommunications PLC,
Sr. Unsec’d. Notes
5.125%	12/04/28			600	$741,181
HSBC Holdings PLC,
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25			1,750	1,889,816
4.950%	03/31/30			250	299,709
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes, EMTN
3.500%(ff)	04/01/26		EUR	1,350	1,682,072
M&G PLC,
Sub. Notes, EMTN
6.340%(ff)	12/19/63		GBP	100	137,748
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30	(a)		350	392,057
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23			250	259,827
Reynolds American, Inc.,
Gtd. Notes
4.000%	06/12/22			250	263,919
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
3.498%(ff)	05/15/23	(a)		750	779,014
3.875%	09/12/23			250	269,766
4.519%(ff)	06/25/24	(a)		550	597,565
Santander UK PLC,
Sr. Unsec’d. Notes
2.875%	06/18/24	(a)		1,300	1,385,105
Thames Water Utilities Finance PLC,
Sec’d. Notes, EMTN
5.750%(ff)	09/13/30		GBP	650	847,078
Vodafone Group PLC,
Sr. Unsec’d. Notes
3.750%	01/16/24			750	820,648

					16,328,531

United States — 20.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	11/21/24	(a)		1,050	1,113,840
4.050%	11/21/39			500	583,778
4.250%	11/21/49			550	664,914
Acadia Healthcare Co., Inc.,
Gtd. Notes
6.500%	03/01/24			94	95,566
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50			100	115,889
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22			125	128,955
Air Lease Corp.,
Sr. Unsec’d. Notes
3.875%	07/03/23			1,350	1,371,078

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.050%	05/15/30			150	$157,451
2.700%	05/15/40			150	157,922
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
7.500%	03/15/26			606	655,988
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31	(a)		400	447,687
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24			100	106,109
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25			96	94,317
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/22			125	134,862
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.450%	05/01/50			200	226,141
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	03/01/27			800	649,661
Anthem, Inc.,
Sr. Unsec’d. Notes
2.250%	05/15/30	(a)		850	874,014
Applied Materials, Inc.,
Sr. Unsec’d. Notes
1.750%	06/01/30	(a)		450	458,843
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30			200	226,534
AT&T, Inc.,
Sr. Unsec’d. Notes
1.800%	09/14/39		EUR	450	472,239
3.400%	05/15/25			50	54,873
3.950%	01/15/25			200	223,105
4.100%	02/15/28			650	742,263
4.350%	03/01/29			350	407,355
4.350%	06/15/45			150	167,792
4.750%	05/15/46			50	58,726
4.850%	07/15/45			50	59,696
5.450%	03/01/47			50	65,463
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25			560	563,226
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	(a)		1,350	1,430,232
Sr. Unsec’d. Notes, EMTN
3.648%(ff)	03/31/29		EUR	350	469,934
Sr. Unsec’d. Notes, MTN
3.875%	08/01/25			500	566,409
4.083%(ff)	03/20/51			350	434,260
5.875%	02/07/42			600	887,268

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (cont’d.)
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
9.250%	04/01/26		86	$93,221
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
6.250%	02/15/29	(a)	596	599,325
Beacon Roofing Supply, Inc.,
Gtd. Notes, 144A
4.875%	11/01/25		492	440,166
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	(a)	1,550	1,670,402
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50		50	62,928
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/25		50	56,146
BP Capital Markets America, Inc.,
Gtd. Notes
3.017%	01/16/27		100	108,255
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/26/49		25	32,924
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.625%	01/15/24		250	268,675
Broadcom, Inc.,
Gtd. Notes, 144A
3.459%	09/15/26	(a)	1,819	1,952,633
3.625%	10/15/24		1,450	1,575,598
4.250%	04/15/26		1,500	1,668,902
4.700%	04/15/25		550	619,306
Calpine Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/25		96	96,942
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	04/23/30	(a)	800	838,378
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.493%	02/15/27		650	661,375
2.722%	02/15/30		200	200,372
3.377%	04/05/40		250	243,055
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.250%	04/09/50		150	167,630
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24	(a)	433	476,313
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		550	608,338
4.800%	03/01/50		500	568,938
4.908%	07/23/25		200	229,171

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Chemours Co. (The),
Gtd. Notes
6.625%	05/15/23	(a)		622	$595,358
Chubb INA Holdings, Inc.,
Gtd. Notes
0.875%	06/15/27		EUR	100	113,231
1.400%	06/15/31		EUR	150	173,953
1.550%	03/15/28		EUR	600	709,540
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23			532	577,573
Sr. Unsec’d. Notes
2.400%	03/15/30			150	155,585
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24			364	371,821
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/07/25	(a)		950	985,418
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31			1,100	1,136,392
3.106%(ff)	04/08/26			950	1,020,866
4.412%(ff)	03/31/31			400	472,472
Sub. Notes
3.500%	05/15/23			125	133,268
Clarios Global LP/Clarios U.S. Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27	(a)		420	422,688
Cleveland-Cliffs, Inc.,
Gtd. Notes
5.875%	06/01/27	(a)		410	338,245
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40			525	615,986
5.650%	06/15/35			600	851,198
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25			476	459,211
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26			396	251,373
CVS Health Corp.,
Sr. Unsec’d. Notes
4.250%	04/01/50			150	180,437
DaVita, Inc.,
Gtd. Notes
5.125%	07/15/24			1,000	1,017,481
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50			50	61,428
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
6.020%	06/15/26			450	514,824
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42			50	43,386

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
5.850%	12/15/25			100	$110,868
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28		EUR	250	274,181
0.750%	09/18/31		EUR	600	649,178
2.600%	11/15/29			200	212,711
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27			100	53,523
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	(a)		850	620,639
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25			400	449,895
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30			500	553,947
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49			500	561,538
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25			550	632,481
4.725%	11/15/28	(a)		850	1,022,009
East Ohio Gas Co. (The),
Sr. Unsec’d. Notes, 144A
2.000%	06/15/30			100	99,965
3.000%	06/15/50			150	149,457
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.022%	08/28/23	(a)		450	472,809
Energizer Holdings, Inc.,
Gtd. Notes, 144A
7.750%	01/15/27			88	94,048
Energy Transfer Operating LP,
Gtd. Notes
5.250%	04/15/29			100	109,149
5.500%	06/01/27			200	223,412
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24			94	81,702
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25			200	221,692
4.150%	10/16/28			150	171,120
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23			175	176,334
Expedia Group, Inc.,
Gtd. Notes, Series WI
3.250%	02/15/30	(a)		850	790,313
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23		EUR	300	339,431
2.602%	05/21/25		GBP	200	264,333

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30		450	$452,506
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26		500	552,666
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24		200	221,323
GE Capital Funding LLC,
Gtd. Notes, 144A
4.400%	05/15/30		300	311,528
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25	(a)	600	628,205
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/50		100	129,200
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	(a)	150	156,124
3.625%	05/01/30	(a)	850	849,086
4.350%	05/01/50	(a)	500	495,019
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23		450	470,613
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	(a)	250	304,334
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30		250	272,196
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.650%	01/17/29		150	167,051
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.000%	05/15/23		104	94,536
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29		250	267,641
GrubHub Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/01/27		298	305,159
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	(a)	800	860,832
Sr. Sec’d. Notes
5.250%	04/15/25		300	344,118
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.250%	07/15/26		100	109,208
4.250%	11/15/23		12	13,092
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
4.450%	10/02/23		350	382,518
4.650%	10/01/24		200	224,531

Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (continued)
United States (cont’d.)
HLF Financing Sarl LLC/Herbalife International, Inc.,
Gtd. Notes, 144A
7.250%	08/15/26		94	$94,493
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25		300	337,709
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.950%	05/15/50	(a)	800	820,128
Intuit, Inc.,
Sr. Unsec’d. Notes
1.650%	07/15/30		300	299,527
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
3.000%	03/15/22		125	129,577
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	(a)	468	449,490
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—	(rr)	300	267,374
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31		1,050	1,108,983
3.882%(ff)	07/24/38		750	885,923
Sub. Notes
2.956%(ff)	05/13/31	(a)	450	476,890
Kellogg Co.,
Sr. Unsec’d. Notes
2.100%	06/01/30		1,100	1,116,026
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30		200	222,013
3.800%	05/01/50		150	171,182
5.085%	05/25/48		25	33,218
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24		50	54,725
Kraft Heinz Foods Co.,
Gtd. Notes
2.800%	07/02/20		20	20,000
Gtd. Notes, 144A
3.875%	05/15/27		425	444,051
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
7.000%	04/15/25	(a)	675	678,411
Kroger Co. (The),
Sr. Unsec’d. Notes
3.950%	01/15/50	(a)	450	515,901
L Brands, Inc.,
Gtd. Notes
5.250%	02/01/28		218	172,322
Lam Research Corp.,
Sr. Unsec’d. Notes
2.875%	06/15/50		500	516,018
Laredo Petroleum, Inc.,
Gtd. Notes
9.500%	01/15/25		1,000	690,623

SEE NOTES TO FINANCIAL STATEMENTS.

A52

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes
5.625%	02/01/23			950	$949,427
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.875%	11/01/24			488	468,445
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50			150	157,675
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.125%	04/15/50			50	69,015
Manitowoc Co., Inc. (The),
Sec’d. Notes, 144A
9.000%	04/01/26			428	424,638
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series AA
4.650%	12/01/28			350	359,489
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27			100	103,056
6.750%	12/31/25	(a)		539	559,051
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50			75	90,773
Medtronic Global Holdings SCA,
Gtd. Notes
0.250%	07/02/25		EUR	350	391,111
1.500%	07/02/39		EUR	100	112,015
1.625%	03/07/31		EUR	400	489,222
2.250%	03/07/39		EUR	200	252,192
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26			564	470,039
MetLife, Inc.,
Sr. Unsec’d. Notes
3.600%	04/10/24			10	11,076
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/23			450	464,963
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.750%	04/13/30			850	916,003
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24			500	554,552
5.597%(ff)	03/24/51			250	377,241
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31			600	686,279
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38			250	249,894
5.500%	02/15/49			100	110,772
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29			450	453,164

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21			95	$73,241
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23			92	94,340
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50			200	225,687
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23			402	334,681
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30			200	228,505
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25			950	1,026,798
5.250%	05/01/50			50	72,090
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.550%	03/15/26			200	182,056
6.450%	09/15/36			150	129,231
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40			350	395,420
3.600%	04/01/50			350	391,849
3.850%	04/01/60			350	409,163
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
3.112%	02/15/40	(a)		400	411,011
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
5.375%	01/15/25			370	376,525
6.625%	05/13/27			112	118,175
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31			200	195,537
3.300%	08/01/40			100	97,430
3.500%	08/01/50			150	145,005
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/30			650	676,241
3.250%	06/01/50	(a)		300	328,074
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.625%	03/19/50			250	303,054
PetSmart, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	06/01/25			504	505,773
Phillips 66,
Gtd. Notes
3.850%	04/09/25			150	166,536
Prologis Euro Finance LLC,
Gtd. Notes
1.000%	02/06/35		EUR	600	652,932

SEE NOTES TO FINANCIAL STATEMENTS.

A53

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28			277	$326,270
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27			370	345,287
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A
7.000%	07/15/24	(a)		950	954,143
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	03/01/25			750	858,985
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	(a)		460	435,869
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22			92	97,060
7.000%	08/15/20			1,300	1,307,454
Staples, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27			392	238,704
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25			50	51,396
Stryker Corp.,
Sr. Unsec’d. Notes
1.950%	06/15/30			1,150	1,156,328
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
6.500%	03/15/27			487	498,757
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.300%	04/01/44			150	144,762
Sysco Corp.,
Gtd. Notes
6.600%	04/01/50			250	345,390
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
4.750%	10/01/23			81	74,968
TEGNA, Inc.,
Gtd. Notes, 144A
5.000%	09/15/29	(a)		338	316,521
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
0.875%	10/01/31		EUR	150	166,356
4.497%	03/25/30			100	123,230
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49		EUR	350	374,757
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.550%	02/15/31	(a)		700	702,021
3.500%	04/15/25			300	327,199
3.750%	04/15/27			900	997,273
3.875%	04/15/30			700	777,515

Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (continued)
United States (cont’d.)
TransDigm, Inc.,
Gtd. Notes
5.500%	11/15/27			1,050	$916,238
6.500%	05/15/25			94	88,062
TRI Pointe Group, Inc.,
Gtd. Notes
5.250%	06/01/27			334	333,012
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
5.300%	04/01/50			50	72,192
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	05/15/23			692	698,189
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	04/01/26			96	93,212
Ventas Realty LP,
Gtd. Notes
3.750%	05/01/24			150	156,549
VEREIT Operating Partnership LP,
Gtd. Notes
3.400%	01/15/28			200	201,360
4.625%	11/01/25			750	809,699
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26			550	598,407
4.000%	03/22/50			200	254,672
4.329%	09/21/28			203	244,334
5.012%	04/15/49			450	626,331
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27			596	355,516
Walt Disney Co. (The),
Gtd. Notes
4.700%	03/23/50			25	32,669
Wells Fargo & Co.,
Sr. Unsec’d. Notes
0.625%	08/14/30		EUR	1,500	1,592,102
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28			1,400	1,446,261
5.013%(ff)	04/04/51			25	34,445
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	(a)		350	336,667
4.750%	08/15/28			200	191,745
5.300%	03/01/48			50	40,587
5.450%	04/01/44			50	41,682
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28		EUR	950	1,049,508
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	09/15/24			96	94,883

					101,945,935

SEE NOTES TO FINANCIAL STATEMENTS.

A54

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Venezuela — 0.0%
Petroleos de Venezuela SA,
Sr. Unsec’d. Notes
5.375%	04/12/27	(d)		1,800	$43,200
6.000%	10/28/22	(d)		6,730	161,520

					204,720

TOTAL CORPORATE BONDS (cost $192,876,548)					196,739,019

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.7%
United Kingdom — 1.5%
Harben Finance PLC,
Series 2017-01X, Class A, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.056%(c)	08/20/56		GBP	381	468,828
London Wall Mortgage Capital PLC,
Series 2017-FL01, Class A, 3 Month GBP LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.142%(c)	11/15/49		GBP	885	1,086,323
Precise Mortgage Funding PLC,
Series 2017-01B, Class A, 3 Month GBP LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.948%(c)	03/12/54		GBP	2,103	2,573,727
Ripon Mortgages PLC,
Series 1X, Class A1, 3 Month GBP LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.056%(c)	08/20/56		GBP	329	405,377
Stratton Mortgage Funding PLC,
Series 2019-01, Class A, 3 Month Sterling Overnight Index Average + 1.200% (Cap N/A, Floor 0.000%)
1.437%(c)	05/25/51		GBP	1,629	2,008,645
Tower Bridge Funding No.1 PLC,
Series 1, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.182%(c)	03/20/56		GBP	515	636,697

					7,179,597

United States — 4.2%
Citigroup Mortgage Loan Trust,
Series 2007-AR05, Class 1A2A
4.002%(cc)	04/25/37			649	593,957
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 0.000%)
2.585%(c)	04/25/31			729	721,110
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.485%(c)	08/25/31			1,147	1,130,044
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.335%(c)	09/25/31			156	154,329
Fannie Mae Connecticut Avenue Securities,
Series 2018-C01, Class 1M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)
2.435%(c)	07/25/30			691	674,462
Series 2018-C03, Class 1M2, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)
2.335%(c)	10/25/30			348	341,848

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Fannie Mae REMICS,
Series 2016-69, Class BS, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.916%(c)	10/25/46	5,398	$1,054,230
Freddie Mac REMICS,
Series 3933, Class SK, IO, 1 Month LIBOR x (1.000) + 5.950% (Cap 5.950%, Floor 0.000%)
5.765%(c)	10/15/41	4,857	875,351
Series 4059, Class SP, IO, 1 Month LIBOR x (1.000) + 6.550% (Cap 6.550%, Floor 0.000%)
6.365%(c)	06/15/42	1,148	224,846
Series 4248, Class S, IO, 1 Month LIBOR x (1.000) + 6.000% (Cap 6.000%, Floor 0.000%)
5.815%(c)	09/15/43	519	90,512
Series 4286, Class SN, IO, 1 Month LIBOR x (1.000) + 6.000% (Cap 6.000%, Floor 0.000%)
5.815%(c)	12/15/43	10,336	1,647,567
Series 4320, Class SD, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.915%(c)	07/15/39	960	196,724
Series 4980, Class KI, IO
4.500%	06/25/50	8,735	1,121,847
Series 5002, Class SJ, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.910%(c)	07/25/50	3,307	624,594
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-HQA02, Class M3, 1 Month LIBOR + 4.800% (Cap N/A, Floor 0.000%)
4.985%(c)	05/25/28	1,283	1,327,055
Series 2016-DNA03, Class M3, 1 Month LIBOR + 5.000% (Cap N/A, Floor 0.000%)
5.185%(c)	12/25/28	347	357,341
Series 2016-DNA04, Class M3, 1 Month LIBOR + 3.800% (Cap N/A, Floor 3.800%)
3.985%(c)	03/25/29	400	404,008
Series 2020-DNA03, Class B1, 144A
—%(p)	06/25/50	410	410,000
Freddie Mac Structured Agency Credit Risk Remic Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
1.885%(c)	01/25/50	1,538	1,469,926
Government National Mortgage Assoc.,
Series 2013-124, Class CS, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.860%(c)	08/20/43	1,932	381,015
Series 2014-117, Class SJ, IO, 1 Month LIBOR x (1.000) + 5.600% (Cap 5.600%, Floor 0.000%)
5.410%(c)	08/20/44	5,495	1,064,373
Series 2014-158, Class SA, IO, 1 Month LIBOR x (1.000) + 5.600% (Cap 5.600%, Floor 0.000%)
5.405%(c)	10/16/44	2,668	525,696
Series 2016-109, Class IH, IO
4.000%	10/20/45	1,259	147,307
Series 2018-067, Class PS, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
6.010%(c)	05/20/48	925	149,431

SEE NOTES TO FINANCIAL STATEMENTS.

A55

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
Series 2018-105, Class SC, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
6.010%(c)	08/20/48	493	$69,815
Series 2018-139, Class SQ, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
5.960%(c)	10/20/48	942	131,078
Series 2019-0001, Class SN, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.860%(c)	01/20/49	675	93,346
Series 2019-0004, Class SJ, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.860%(c)	01/20/49	1,096	158,551
Series 2019-0006, Class SA, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.860%(c)	01/20/49	333	44,315
Series 2019-0020, Class SF, IO, 1 Month LIBOR x (1.000) + 3.790% (Cap 3.790%, Floor 0.000%)
3.600%(c)	02/20/49	1,529	105,044
Series 2019-0052, Class SK, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.860%(c)	04/20/49	1,165	153,417
Series 2019-0069, Class S, IO, 1 Month LIBOR x (1.000) + 3.270% (Cap 3.270%, Floor 0.000%)
3.080%(c)	06/20/49	1,174	97,758
Series 2019-0078, Class SE, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.910%(c)	06/20/49	464	61,396
Series 2019-0097, Class SC, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.910%(c)	08/20/49	921	112,118
Series 2019-0151, Class IA, IO
3.500%	12/20/49	1,572	191,007
Series 2019-0151, Class NI, IO
3.500%	10/20/49	3,800	368,789
Series 2020-61, Class GI, IO
5.000%	05/20/50	1,953	163,577
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.220%)
0.625%(c)	06/25/45	1,206	1,033,745
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
0.345%(c)	03/25/37	173	162,478
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR08, Class A3A, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.415%(c)	07/25/46	1,222	1,160,718
Structured Asset Mortgage Investments Trust,
Series 2006-AR01, Class 2A1, 1 Month LIBOR + 0.230% (Cap 10.500%, Floor 0.230%)
0.415%(c)	02/25/36	136	134,137

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
United States (cont’d.)
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 2A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)
2.240%(c)	09/25/46		800	$764,775

				20,693,637

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $28,417,691)				27,873,234

SOVEREIGN BONDS — 32.0%
Austria — 0.4%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.850%	06/30/2120	EUR	510	629,171
2.100%	09/20/2117	EUR	500	1,097,097

				1,726,268

Belgium — 0.4%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, Series 71
3.750%	06/22/45	EUR	960	1,894,343

Canada — 0.8%
Canadian Government Bond,
Bonds
2.750%	12/01/48	CAD	1,050	1,110,018
Province of Ontario,
Notes
4.650%	06/02/41	CAD	2,380	2,579,640

				3,689,658

China — 1.7%
China Government Bond,
Bonds, Series 1824
4.080%	10/22/48	CNH	11,240	1,738,098
Bonds, Series 1827
3.250%	11/22/28	CNH	10,590	1,535,019
Bonds, Series 1904
3.190%	04/11/24	CNH	14,880	2,158,749
Bonds, Series 1906
3.290%	05/23/29	CNH	12,350	1,798,952
Bonds, Series 1915
3.130%	11/21/29	CNH	6,260	904,783

				8,135,601

Denmark — 0.2%
Denmark Government Bond,
Bonds
4.500%	11/15/39	DKK	4,255	1,206,280

Dominican Republic — 0.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		150	136,032
6.400%	06/05/49		830	759,239

				895,271

SEE NOTES TO FINANCIAL STATEMENTS.

A56

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Ecuador — 0.1%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
7.775%	01/23/28		330	$136,200
8.875%	10/23/27		320	134,313

				270,513

Egypt — 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A
4.550%	11/20/23		270	267,326
Sr. Unsec’d. Notes, EMTN
4.750%	04/11/25	EUR	100	109,099

				376,425

France — 1.3%
French Republic Government Bond OAT,
Bonds
—%(p)	03/25/23	EUR	4,150	4,742,141
3.250%	05/25/45	EUR	680	1,261,859
Bonds, 144A
1.500%	05/25/50	EUR	420	591,748

				6,595,748

Germany — 2.0%
Bundesrepublik Deutschland Bundesanleihe,
Bonds
1.500%	02/15/23	EUR	4,460	5,307,597
2.500%	08/15/46	EUR	2,320	4,358,456

				9,666,053

Indonesia — 0.1%
Indonesia Government International Bond,
Sr. Unsec’d. Notes, EMTN
5.875%	01/15/24		200	226,526
Indonesia Treasury Bond,
Bonds, Series 73
8.750%	05/15/31	IDR	6,616,000	503,461

				729,987

Ireland — 0.3%
Ireland Government Bond,
Unsec’d. Notes
0.900%	05/15/28	EUR	1,370	1,670,007

Israel — 0.2%
Israel Government Bond,
Bonds, Series 825
1.750%	08/31/25	ILS	2,680	830,803

Italy — 1.5%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A
2.800%	03/01/67	EUR	2,460	3,077,425
Italy Certificati di Credito del Tesoro,
Bonds, 6 Month EURIBOR + 1.850%
1.526%(c)	01/15/25	EUR	3,720	4,312,360

				7,389,785

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Japan — 14.1%
Japan Government Five Year Bond,
Bonds, Series 135
0.100%	03/20/23	JPY	682,200	$6,360,334
Bonds, Series 141
0.100%	09/20/24	JPY	814,000	7,609,386
Japan Government Forty Year Bond,
Bonds, Series 8
1.400%	03/20/55	JPY	249,400	2,882,127
Japan Government Thirty Year Bond,
Bonds, Series 48
1.400%	09/20/45	JPY	293,900	3,288,668
Bonds, Series 58
0.800%	03/20/48	JPY	159,350	1,565,957
Japan Government Twenty Year Bond,
Bonds, Series 152
1.200%	03/20/35	JPY	1,867,900	19,660,124
Bonds, Series 162
0.600%	09/20/37	JPY	198,100	1,913,835
Bonds, Series 170
0.300%	09/20/39	JPY	253,700	2,308,342
Japan Government Two Year Bond,
Bonds, Series 410
0.100%	03/01/22	JPY	1,047,050	9,738,440
Bonds, Series 412
0.100%	05/01/22	JPY	504,000	4,689,287
Japanese Government CPI Linked Bond,
Bonds, Series 23, TIPS
0.100%	03/10/28	JPY	118,574	1,094,318
Bonds, Series 24
0.100%	03/10/29	JPY	876,098	8,101,588

				69,212,406

Mexico — 0.0%
Mexico Government International Bond,
Sr. Unsec’d. Notes
4.750%	04/27/32		200	220,421

Portugal — 0.3%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
1.950%	06/15/29	EUR	1,090	1,394,869

Romania — 0.2%
Romanian Government International Bond,
Bonds, 144A
3.624%	05/26/30	EUR	380	461,104
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	70	73,257
3.375%	01/28/50	EUR	260	282,913
Sr. Unsec’d. Notes, EMTN
2.875%	03/11/29	EUR	120	139,419

				956,693

Singapore — 0.4%
Singapore Government Bond,
Bonds
2.750%	07/01/23	SGD	2,870	2,205,507

SEE NOTES TO FINANCIAL STATEMENTS.

A57

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
South Korea — 0.9%
Inflation Linked Korea Treasury Bond,
Bonds, Series 2606
1.000%	06/10/26	KRW	1,949,243	$1,629,394
Korea Treasury Bond,
Bonds, Series 2906
1.875%	06/10/29	KRW	735,370	636,706
Bonds, Series 2912
1.375%	12/10/29	KRW	2,821,770	2,344,029

				4,610,129

Spain — 1.6%
Spain Government Bond,
Sr. Unsec’d. Notes, 144A
3.450%	07/30/66	EUR	550	1,016,697
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	5,470	6,735,716

				7,752,413

Sri Lanka — 0.0%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes
6.850%	11/03/25		200	134,145

Switzerland — 0.1%
Swiss Confederation Government Bond,
Bonds
4.000%	04/08/28	CHF	300	430,561

Thailand — 0.9%
Thailand Government Bond,
Sr. Unsec’d. Notes
1.875%	06/17/22	THB	115,260	3,833,553
3.650%	06/20/31	THB	16,860	666,140

				4,499,693

Ukraine — 0.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes, 144A
4.375%	01/27/30	EUR	600	580,543

United Arab Emirates — 0.1%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
3.875%	04/16/50		510	603,970

United Kingdom — 4.0%
United Kingdom Gilt,
Bonds
1.750%	07/22/57	GBP	890	1,527,098
3.500%	07/22/68	GBP	460	1,277,663
4.250%	12/07/46	GBP	1,860	4,322,155
4.500%	09/07/34	GBP	6,510	12,607,383

				19,734,299

TOTAL SOVEREIGN BONDS (cost $148,506,469)				157,412,391

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.1%
Federal Home Loan Mortgage Corp.
4.000%	06/01/40		13	14,191

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	02/01/41		45	$49,416
4.000%	02/01/41		71	77,756
4.000%	11/01/41		8	8,686
5.000%	03/01/49		811	884,966
5.000%	06/01/49		507	553,731
5.000%	11/01/49		109	119,346
5.000%	01/01/50		407	445,218
Federal National Mortgage Assoc.
2.500%	TBA	(tt)	10,000	10,401,668
2.500%	TBA	(tt)	46,000	47,935,234
4.500%	06/01/45		578	639,651
4.500%	09/01/48		746	824,987
5.000%	TBA	(tt)	7,000	7,649,141
5.000%	02/01/23		55	59,880
5.000%	11/01/23		111	121,399
5.000%	08/01/31		15	16,033
5.000%	08/01/44		26	28,097
5.000%	08/01/48		31	34,273
5.000%	03/01/49		84	91,742
5.000%	07/01/49		784	856,841
5.000%	10/01/49		56	60,687
Government National Mortgage Assoc.
2.500%	TBA	(tt)	18,000	18,940,078
4.000%	TBA	(tt)	2,000	2,120,312
4.000%	05/20/45		41	44,739
4.000%	07/20/45		2,858	3,101,295
4.000%	10/20/45		37	40,518
4.500%	TBA	(tt)	17,000	18,147,500
4.500%	11/20/47		538	585,841
5.000%	TBA	(tt)	2,000	2,172,344
5.000%	09/20/48		970	1,056,879
5.000%	10/20/48		1,908	2,086,324
5.000%	11/20/48		2,486	2,709,399
5.000%	12/20/48		127	137,693
5.000%	03/20/49		5,409	5,874,419
5.000%	05/20/49		113	123,240
5.000%	06/20/49		127	137,587

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $127,349,814)				128,151,111

TOTAL LONG-TERM INVESTMENTS (cost $540,657,605)				553,262,073

			Shares

SHORT-TERM INVESTMENTS — 9.6%
AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			23,039,101	23,039,101
PGIM Institutional Money Market Fund (cost $24,109,232; includes $24,099,766 of cash collateral for securities on loan)(b)(w)			24,108,092	24,108,092

TOTAL SHORT-TERM INVESTMENTS (cost $47,148,333)				47,147,193

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 122.2% (cost $587,805,938)				600,409,266

SEE NOTES TO FINANCIAL STATEMENTS.

A58

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Value
OPTIONS WRITTEN*~ — (0.3)% (premiums received $2,161,349)	$(1,627,710)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 121.9% (cost $585,644,589)	598,781,556
Liabilities in excess of other assets(z) — (21.9)%	(107,727,998)

NET ASSETS — 100.0%	$491,053,558

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,639,198; cash collateral of $24,099,766 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(p)	Interest rate not available as of June 30, 2020.

(rr)	Perpetual security with no stated maturity date.

(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 102,000,000 is 20.8% of net assets.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/17/25	Call	JPMorgan Chase Bank, N.A.	08/13/20	(0.35)%	6 Month EURIBOR(S)	(0.35)%(A)	EUR	20,670	$(46,365)
5-Year Interest Rate Swap, 08/17/25	Call	Morgan Stanley & Co. LLC	08/13/20	(0.35)%	6 Month EURIBOR(S)	(0.35)%(A)	EUR	20,670	(36,711)
5-Year Interest Rate Swap, 09/30/25	Call	JPMorgan Chase Bank, N.A.	09/28/20	(0.35)%	6 Month EURIBOR(S)	(0.35)%(A)	EUR	13,190	(34,829)
5-Year Interest Rate Swap, 09/30/25	Call	JPMorgan Chase Bank, N.A.	09/28/20	(0.35)%	6 Month EURIBOR(S)	(0.35)%(A)	EUR	8,550	(22,577)
5-Year Interest Rate Swap, 11/25/25	Call	Bank of America, N.A.	11/23/20	0.41%	3 Month LIBOR(Q)	0.41%(S)		4,000	(25,006)

SEE NOTES TO FINANCIAL STATEMENTS.

A59

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 11/25/25	Call	JPMorgan Chase Bank, N.A.	11/23/20	0.41%	3 Month LIBOR(Q)	0.41%(S)		5,500	$(34,670)
5-Year Interest Rate Swap, 04/08/26	Call	JPMorgan Chase Bank, N.A.	04/06/21	0.50%	3 Month LIBOR(Q)	0.50%(S)		5,400	(53,992)
5-Year Interest Rate Swap, 04/08/26	Call	Deutsche Bank AG	04/06/21	0.51%	3 Month LIBOR(Q)	0.51%(S)		3,400	(34,560)
5-Year Interest Rate Swap, 05/14/26	Call	Deutsche Bank AG	05/12/21	0.45%	3 Month LIBOR(Q)	0.45%(S)		4,500	(39,846)
5-Year Interest Rate Swap, 05/20/26	Call	JPMorgan Chase Bank, N.A.	05/18/21	0.49%	3 Month LIBOR(Q)	0.49%(S)		3,800	(37,816)
5-Year Interest Rate Swap, 05/21/26	Call	JPMorgan Chase Bank, N.A.	05/19/21	0.48%	3 Month LIBOR(Q)	0.48%(S)		4,100	(39,759)
10-Year Interest Rate Swap, 08/13/30	Call	JPMorgan Chase Bank, N.A.	08/13/20	0.34%	6 Month GBP LIBOR (S)	0.34%(S)	GBP	5,480	(41,037)
10-Year Interest Rate Swap, 08/13/30	Call	JPMorgan Chase Bank, N.A.	08/13/20	0.34%	6 Month GBP LIBOR (S)	0.34%(S)	GBP	3,980	(29,804)
10-Year Interest Rate Swap, 08/31/30	Call	UBS AG	08/27/20	(0.26)%	6 Month EURIBOR(S)	(0.26)%(A)	EUR	5,320	(15,677)
10-Year Interest Rate Swap, 08/31/30	Call	UBS AG	08/27/20	(0.26)%	6 Month EURIBOR(S)	(0.26)%(A)	EUR	1,720	(5,068)
10-Year Interest Rate Swap, 10/02/30	Call	Deutsche Bank AG	09/30/20	0.40%	3 Month LIBOR(Q)	0.40%(S)		9,700	(41,756)

SEE NOTES TO FINANCIAL STATEMENTS.

A60

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 10/02/30	Call	Deutsche Bank AG	09/30/20	0.40%	3 Month LIBOR(Q)	0.40%(S)		9,700	$(41,756)
10-Year Interest Rate Swap, 10/02/30	Call	JPMorgan Chase Bank, N.A.	10/02/20	0.35%	6 Month GBP LIBOR (S)	0.35%(S)	GBP	4,740	(57,509)
10-Year Interest Rate Swap, 10/02/30	Call	Morgan Stanley & Co. LLC	10/02/20	0.35%	6 Month GBP LIBOR (S)	0.35%(S)	GBP	3,070	(37,247)
10-Year Interest Rate Swap, 10/02/30	Call	Morgan Stanley & Co. LLC	10/02/20	0.35%	6 Month GBP LIBOR (S)	0.35%(S)	GBP	3,810	(46,225)
10-Year Interest Rate Swap, 10/02/30	Call	Morgan Stanley & Co. LLC	10/02/20	0.35%	6 Month GBP LIBOR (S)	0.35%(S)	GBP	4,000	(48,530)
10-Year Interest Rate Swap, 10/06/30	Call	Deutsche Bank AG	10/02/20	0.40%	3 Month LIBOR(Q)	0.40%(S)		9,700	(42,585)
10-Year Interest Rate Swap, 10/21/30	Call	Morgan Stanley & Co. LLC	10/21/20	0.35%	6 Month GBP LIBOR (S)	0.35%(S)	GBP	8,600	(115,104)
10-Year Interest Rate Swap, 12/15/30	Call	Morgan Stanley & Co. LLC	12/11/20	(0.05)%	6 Month EURIBOR(S)	(0.05)%(A)	EUR	1,550	(31,343)
10-Year Interest Rate Swap, 12/15/30	Call	JPMorgan Chase Bank, N.A.	12/11/20	(0.05)%	6 Month EURIBOR(S)	(0.05)%(A)	EUR	1,560	(31,545)
10-Year Interest Rate Swap, 12/15/30	Call	Morgan Stanley & Co. LLC	12/11/20	(0.05)%	6 Month EURIBOR(S)	(0.05)%(A)	EUR	820	(14,679)
10-Year Interest Rate Swap, 12/15/30	Call	Citibank, N.A.	12/11/20	(0.05)%	6 Month EURIBOR(S)	(0.05)%(A)	EUR	1,460	(26,135)

SEE NOTES TO FINANCIAL STATEMENTS.

A61

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 04/07/31	Call	JPMorgan Chase Bank, N.A.	04/01/21	0.02%	6 Month EURIBOR(S)	0.02%(A)	EUR	1,330	$(34,033)
10-Year Interest Rate Swap, 07/06/31	Call	UBS AG	07/02/21	0.38%	6 Month EURIBOR(S)	0.38%(A)	EUR	2,460	(135,781)
10-Year Interest Rate Swap, 10/26/31	Call	UBS AG	10/22/21	0.05%	6 Month EURIBOR(S)	0.05%(A)	EUR	1,240	(43,535)
10-Year Interest Rate Swap, 10/26/31	Call	Deutsche Bank AG	10/22/21	0.05%	6 Month EURIBOR(S)	0.05%(A)	EUR	1,070	(33,249)
10-Year Interest Rate Swap, 10/26/31	Call	UBS AG	10/22/21	0.05%	6 Month EURIBOR(S)	0.05%(A)	EUR	800	(28,087)
5-Year Interest Rate Swap, 09/10/25	Put	Deutsche Bank AG	09/08/20	0.60%	0.60%(S)	3 Month LIBOR(Q)		23,800	(9,799)
5-Year Interest Rate Swap, 09/30/25	Put	JPMorgan Chase Bank, N.A.	09/28/20	(0.15)%	(0.15)%(A)	6 Month EURIBOR(S)	EUR	13,190	(6,461)
5-Year Interest Rate Swap, 09/30/25	Put	JPMorgan Chase Bank, N.A.	09/28/20	(0.15)%	(0.15)%(A)	6 Month EURIBOR(S)	EUR	8,550	(4,188)
5-Year Interest Rate Swap, 11/25/25	Put	Bank of America, N.A.	11/23/20	0.41%	0.41%(S)	3 Month LIBOR(Q)		4,000	(16,097)
5-Year Interest Rate Swap, 11/25/25	Put	JPMorgan Chase Bank, N.A.	11/23/20	0.41%	0.41%(S)	3 Month LIBOR(Q)		5,500	(21,930)
5-Year Interest Rate Swap, 04/08/26	Put	JPMorgan Chase Bank, N.A.	04/06/21	0.50%	0.50%(S)	3 Month LIBOR(Q)		5,400	(29,268)

SEE NOTES TO FINANCIAL STATEMENTS.

A62

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 04/08/26	Put	Deutsche Bank AG	04/06/21	0.51%	0.51%(S)	3 Month LIBOR(Q)		3,400	$(18,084)
5-Year Interest Rate Swap, 05/14/26	Put	Deutsche Bank AG	05/12/21	0.45%	0.45%(S)	3 Month LIBOR(Q)		4,500	(32,173)
5-Year Interest Rate Swap, 05/20/26	Put	JPMorgan Chase Bank, N.A.	05/18/21	0.49%	0.49%(S)	3 Month LIBOR(Q)		3,800	(24,584)
5-Year Interest Rate Swap, 05/21/26	Put	JPMorgan Chase Bank, N.A.	05/19/21	0.48%	0.48%(S)	3 Month LIBOR(Q)		4,100	(27,372)
10-Year Interest Rate Swap, 12/15/30	Put	Morgan Stanley & Co. LLC	12/11/20	(0.05)%	(0.05)%(A)	6 Month EURIBOR(S)	EUR	1,550	(13,064)
10-Year Interest Rate Swap, 12/15/30	Put	JPMorgan Chase Bank, N.A.	12/11/20	(0.05)%	(0.05)%(A)	6 Month EURIBOR(S)	EUR	1,560	(13,149)
10-Year Interest Rate Swap, 12/15/30	Put	Morgan Stanley & Co. LLC	12/11/20	(0.05)%	(0.05)%(A)	6 Month EURIBOR(S)	EUR	820	(6,912)
10-Year Interest Rate Swap, 12/15/30	Put	Citibank, N.A.	12/11/20	(0.05)%	(0.05)%(A)	6 Month EURIBOR(S)	EUR	1,460	(12,306)
10-Year Interest Rate Swap, 04/07/31	Put	JPMorgan Chase Bank, N.A.	04/01/21	0.02%	0.02%(A)	6 Month EURIBOR(S)	EUR	1,330	(14,271)
10-Year Interest Rate Swap, 07/06/31	Put	UBS AG	07/02/21	0.38%	0.38%(A)	6 Month EURIBOR(S)	EUR	2,460	(13,058)
10-Year Interest Rate Swap, 10/26/31	Put	UBS AG	10/22/21	0.05%	0.05%(A)	6 Month EURIBOR(S)	EUR	1,240	(24,169)

SEE NOTES TO FINANCIAL STATEMENTS.

A63

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 10/26/31	Put	Deutsche Bank AG	10/22/21	0.05%	0.05%(A)	6 Month EURIBOR(S)	EUR	1,070	$(18,416)
10-Year Interest Rate Swap, 10/26/31	Put	UBS AG	10/22/21	0.05%	0.05%(A)	6 Month EURIBOR(S)	EUR	800	(15,593)

Total Options Written (premiums received $2,161,349)									$(1,627,710)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day Euro Dollar	Dec. 2020	$249,275	$4,193
11	3 Year Australian Treasury Bonds	Sep. 2020	888,612	231
75	5 Year Euro-Bobl	Sep. 2020	11,373,752	48,262
62	10 Year Australian Treasury Bonds	Sep. 2020	6,366,089	72,941
54	10 Year Canadian Government Bonds	Sep. 2020	6,118,356	10,222
21	10 Year Euro-Bund	Sep. 2020	4,164,725	40,222
258	10 Year U.S. Treasury Notes	Sep. 2020	35,906,345	147,894
90	20 Year U.S. Treasury Bonds	Sep. 2020	16,070,625	424,510
42	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	9,162,562	40,671
37	Euro Schatz Index	Sep. 2020	4,661,604	2,229
7	Euro-BTP Italian Government Bond	Sep. 2020	1,131,544	30,975
86	Euro-OAT	Sep. 2020	16,198,511	246,037

				1,068,387

Short Positions:
292	2 Year U.S. Treasury Notes	Sep. 2020	64,481,813	(28,857)
56	5 Year U.S. Treasury Notes	Sep. 2020	7,041,563	1,181
2	10 Year Japanese Bonds	Sep. 2020	2,814,540	(1,836)
70	10 Year U.K. Gilt	Sep. 2020	11,938,481	(59,512)
82	10 Year U.S. Ultra Treasury Notes	Sep. 2020	12,913,719	(40,990)
17	30 Year Euro Buxl	Sep. 2020	4,201,126	(75,278)

				(205,292)

				$863,095

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	5,886	$4,112,472	$4,062,754	$—	$(49,718)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	2,371	1,629,398	1,636,960	7,562	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	928	636,170	640,527	4,357	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	853	599,367	588,694	—	(10,673)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	843	579,617	581,987	2,370	—

SEE NOTES TO FINANCIAL STATEMENTS.

A64

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	830	$574,647	$572,884	$—	$(1,763)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	830	575,301	572,883	—	(2,418)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	623	435,539	430,121	—	(5,418)
Brazilian Real,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	7,217	1,395,995	1,326,958	—	(69,037)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	5,772	1,070,057	1,061,320	—	(8,737)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	5,406	1,109,015	994,014	—	(115,001)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	4,801	895,598	882,722	—	(12,876)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,966	543,411	545,334	1,923	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,960	531,000	544,263	13,263	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,957	530,358	543,688	13,330	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,881	539,682	529,658	—	(10,024)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,831	554,217	520,481	—	(33,736)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,823	565,425	519,061	—	(46,364)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,729	551,164	501,814	—	(49,350)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,281	443,682	419,366	—	(24,316)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	3,266	616,927	599,592	—	(17,335)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	2,886	541,523	529,724	—	(11,799)
British Pound,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	GBP	513	640,327	635,720	—	(4,607)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	GBP	295	376,246	365,597	—	(10,649)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	465	580,656	575,891	—	(4,765)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	441	556,511	546,947	—	(9,564)
Canadian Dollar,
Expiring 07/16/20	Morgan Stanley & Co. International PLC	CAD	3,051	2,255,134	2,247,454	—	(7,680)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	2,298	1,699,455	1,692,804	—	(6,651)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	2,241	1,674,360	1,651,315	—	(23,045)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	1,487	1,116,399	1,095,704	—	(20,695)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	1,476	1,083,017	1,087,116	4,099	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	809	595,856	596,036	180	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	726	535,353	534,891	—	(462)
Chilean Peso,
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	848,376	1,100,656	1,032,942	—	(67,714)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	463,785	566,143	564,681	—	(1,462)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	463,097	568,811	563,845	—	(4,966)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	459,630	566,885	559,623	—	(7,262)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	455,963	561,129	555,157	—	(5,972)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	447,731	560,645	545,136	—	(15,509)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	439,991	560,677	535,712	—	(24,965)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	439,560	559,186	535,187	—	(23,999)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	439,028	560,123	534,539	—	(25,584)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	423,214	550,705	515,285	—	(35,420)
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	371,555	475,999	452,388	—	(23,611)
Expiring 08/27/20	Morgan Stanley & Co. International PLC	CLP	3,146,583	3,835,893	3,833,981	—	(1,912)
Chinese Renminbi,
Expiring 09/09/20	Morgan Stanley & Co. International PLC	CNH	4,395	618,841	619,189	348	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	31,934	4,480,266	4,497,312	17,046	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	19,942	2,800,044	2,808,417	8,373	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	16,062	2,264,306	2,262,015	—	(2,291)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	15,926	2,240,148	2,242,822	2,674	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	7,971	1,120,817	1,122,624	1,807	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	7,970	1,120,600	1,122,459	1,859	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	7,365	1,035,681	1,037,232	1,551	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	4,324	607,934	608,966	1,032	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	3,281	461,361	461,999	638	—

SEE NOTES TO FINANCIAL STATEMENTS.

A65

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	3,467,189	$920,900	$922,123	$1,223	$—
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	2,100,986	566,143	558,772	—	(7,371)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	2,053,466	549,339	546,133	—	(3,206)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	2,014,993	523,651	535,902	12,251	—
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	2,009,349	550,671	534,401	—	(16,270)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	2,000,072	524,341	531,933	7,592	—
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	1,940,746	489,897	516,155	26,258	—
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	819,782	211,599	218,027	6,428	—
Euro,
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	1,028	1,164,650	1,156,054	—	(8,596)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	11,372	12,943,424	12,798,268	—	(145,156)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	3,021	3,417,174	3,399,751	—	(17,423)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	1,354	1,521,975	1,523,713	1,738	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	987	1,124,032	1,111,304	—	(12,728)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	522	593,894	587,841	—	(6,053)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	511	579,096	575,370	—	(3,726)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	502	569,405	564,958	—	(4,447)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	462	520,891	519,928	—	(963)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	461	519,862	518,630	—	(1,232)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	121	137,184	135,635	—	(1,549)
Hungarian Forint,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	HUF	85,234	278,617	270,306	—	(8,311)
Indian Rupee,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	INR	48,024	629,853	634,572	4,719	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	INR	37,271	487,352	492,491	5,139	—
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	53,199	705,744	702,202	—	(3,542)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	10,672	139,850	140,865	1,015	—
Indonesian Rupiah,
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	17,967,529	1,201,785	1,233,378	31,593	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	15,760,809	1,109,577	1,081,898	—	(27,679)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	7,782,371	551,472	534,220	—	(17,252)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	7,734,015	542,738	530,900	—	(11,838)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	6,626,073	455,034	454,845	—	(189)
Expiring 08/03/20	Morgan Stanley & Co. International PLC	IDR	8,197,219	562,513	560,930	—	(1,583)
Israeli Shekel,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ILS	1,953	560,015	564,858	4,843	—
Japanese Yen,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	119,742	1,119,299	1,110,134	—	(9,165)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	117,502	1,097,753	1,089,373	—	(8,380)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	112,243	1,053,303	1,040,614	—	(12,689)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	95,893	895,271	889,034	—	(6,237)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	63,886	599,075	592,291	—	(6,784)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	57,045	535,102	528,872	—	(6,230)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	56,258	527,030	521,575	—	(5,455)
Mexican Peso,
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	81,598	3,691,278	3,513,543	—	(177,735)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	13,705	597,551	590,142	—	(7,409)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	12,523	559,780	539,215	—	(20,565)
New Taiwanese Dollar,
Expiring 07/06/20	Morgan Stanley & Co. International PLC	TWD	32,249	1,082,165	1,097,851	15,686	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TWD	18,803	635,919	641,831	5,912	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TWD	16,040	535,509	547,529	12,020	—
Norwegian Krone,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	27,791	2,996,293	2,888,084	—	(108,209)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	16,435	1,776,201	1,707,939	—	(68,262)

SEE NOTES TO FINANCIAL STATEMENTS.

A66

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	11,178	$1,169,000	$1,161,649	$—	$(7,351)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	5,397	583,011	560,900	—	(22,111)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	4,274	451,822	444,209	—	(7,613)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	3,950	412,485	410,541	—	(1,944)
Russian Ruble,
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	239,663	3,187,648	3,348,041	160,393	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	39,301	563,383	549,024	—	(14,359)
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	38,785	544,119	541,812	—	(2,307)
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	38,655	552,238	540,005	—	(12,233)
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	38,514	530,542	538,027	7,485	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	38,315	551,666	535,246	—	(16,420)
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	35,595	512,847	497,254	—	(15,593)
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	35,058	508,261	489,750	—	(18,511)
South African Rand,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	9,602	560,174	548,955	—	(11,219)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	6,013	358,616	343,782	—	(14,834)
South Korean Won,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	KRW	1,376,307	1,134,318	1,147,293	12,975	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	KRW	696,506	579,200	580,608	1,408	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	KRW	678,473	560,661	565,576	4,915	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	KRW	677,651	564,807	564,891	84	—
Expiring 09/02/20	Morgan Stanley & Co. International PLC	KRW	1,287,866	1,066,503	1,073,731	7,228	—
Swedish Krona,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	9,269	1,002,801	995,668	—	(7,133)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	5,379	579,200	577,786	—	(1,414)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	5,071	542,367	544,723	2,356	—
Swiss Franc,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	1,054	1,119,299	1,115,458	—	(3,841)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	535	568,619	566,405	—	(2,214)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	535	568,619	566,074	—	(2,545)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	510	539,811	539,879	68	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	506	535,695	535,448	—	(247)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	506	535,102	534,983	—	(119)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	501	527,780	529,667	1,887	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	491	521,374	519,644	—	(1,730)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	482	514,773	510,416	—	(4,357)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	421	447,976	445,653	—	(2,323)
Turkish Lira,
Expiring 07/13/20	Morgan Stanley & Co. International PLC	TRY	3,378	461,654	491,549	29,895	—
Expiring 07/13/20	Morgan Stanley & Co. International PLC	TRY	1,323	183,140	192,508	9,368	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	3,869	551,675	552,561	886	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	3,851	552,288	549,933	—	(2,355)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	3,803	550,841	543,152	—	(7,689)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	3,022	426,977	431,577	4,600	—

				$134,836,228	$133,584,559	462,377	(1,714,046)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	1,503	$1,020,392	$1,037,306	$—	$(16,914)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	922	642,098	636,444	5,654	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	AUD	914	627,610	630,653	—	(3,043)

SEE NOTES TO FINANCIAL STATEMENTS.

A67

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	12,866	$2,301,900	$2,365,703	$—	$(63,803)
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	4,301	804,866	790,912	13,954	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	3,020	564,750	555,385	9,365	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	3,016	591,576	554,641	36,935	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	3,008	564,750	553,124	11,626	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,930	544,408	538,790	5,618	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,885	551,119	530,523	20,596	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,883	551,119	530,052	21,067	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,850	535,704	523,996	11,708	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,802	554,217	515,229	38,988	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,800	551,550	514,832	36,718	—
Expiring 07/02/20	Morgan Stanley & Co. International PLC	BRL	2,260	443,682	415,491	28,191	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	7,217	1,394,431	1,324,732	69,699	—
British Pound,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	GBP	22,057	27,466,371	27,333,522	132,849	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	GBP	1,022	1,284,512	1,267,036	17,476	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	GBP	483	608,971	598,682	10,289	—
Expiring 07/15/20	Morgan Stanley & Co. International PLC	GBP	457	568,252	565,791	2,461	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	6,430	8,142,657	7,970,568	172,089	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	5,191	6,573,492	6,435,161	138,331	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	510	645,461	632,290	13,171	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	470	585,545	583,154	2,391	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	468	589,265	579,858	9,407	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	459	571,331	568,783	2,548	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	456	568,255	565,111	3,144	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	GBP	316	394,366	392,215	2,151	—
Canadian Dollar,
Expiring 07/16/20	Morgan Stanley & Co. International PLC	CAD	7,815	5,490,700	5,756,486	—	(265,786)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	4,919	3,671,311	3,624,202	47,109	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	742	546,679	546,887	—	(208)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CAD	606	449,306	446,664	2,642	—
Chilean Peso,
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	3,146,583	3,833,323	3,831,126	2,197	—
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	440,892	559,913	536,809	23,104	—
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	429,152	554,555	522,515	32,040	—
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	422,449	552,017	514,353	37,664	—
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	417,637	521,525	508,495	13,030	—
Expiring 07/03/20	Morgan Stanley & Co. International PLC	CLP	395,216	514,216	481,196	33,020	—
Expiring 08/27/20	Morgan Stanley & Co. International PLC	CLP	497,669	611,094	606,389	4,705	—
Expiring 08/27/20	Morgan Stanley & Co. International PLC	CLP	464,088	565,501	565,473	28	—
Expiring 08/27/20	Morgan Stanley & Co. International PLC	CLP	438,847	543,430	534,717	8,713	—
Expiring 08/27/20	Morgan Stanley & Co. International PLC	CLP	438,091	544,233	533,796	10,437	—
Expiring 08/27/20	Morgan Stanley & Co. International PLC	CLP	246,941	300,215	300,888	—	(673)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CLP	828,854	1,020,254	1,010,256	9,998	—
Chinese Renminbi,
Expiring 09/09/20	Morgan Stanley & Co. International PLC	CNH	110,365	15,528,850	15,549,313	—	(20,463)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	41,344	5,803,768	5,822,466	—	(18,698)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CNH	7,838	1,101,429	1,103,858	—	(2,429)
Colombian Peso,
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	2,811,020	691,603	747,611	—	(56,008)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	2,117,229	561,368	563,092	—	(1,724)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	2,111,615	561,368	561,599	—	(231)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	2,104,211	560,645	559,630	1,015	—
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	2,080,272	570,000	553,263	16,737	—
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	2,013,506	530,358	535,506	—	(5,148)

SEE NOTES TO FINANCIAL STATEMENTS.

A68

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	2,008,806	$531,571	$534,256	$—	$(2,685)
Expiring 07/06/20	Morgan Stanley & Co. International PLC	COP	1,159,924	317,280	308,490	8,790	—
Expiring 07/27/20	Morgan Stanley & Co. International PLC	COP	3,467,189	919,082	920,471	—	(1,389)
Expiring 07/27/20	Morgan Stanley & Co. International PLC	COP	2,110,561	565,501	560,313	5,188	—
Expiring 08/25/20	Morgan Stanley & Co. International PLC	COP	2,549,145	640,086	675,079	—	(34,993)
Danish Krone,
Expiring 07/06/20	Morgan Stanley & Co. International PLC	DKK	6,338	928,167	955,626	—	(27,459)
Euro,
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	53,451	58,048,600	60,109,485	—	(2,060,885)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	8,908	9,782,635	10,018,041	—	(235,406)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	4,574	5,119,324	5,143,401	—	(24,077)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	2,027	2,196,534	2,280,036	—	(83,502)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	1,452	1,631,723	1,633,272	—	(1,549)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	1,181	1,342,579	1,328,113	14,466	—
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	672	759,154	755,222	3,932	—
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	510	560,674	573,529	—	(12,855)
Expiring 08/12/20	Morgan Stanley & Co. International PLC	EUR	423	465,885	475,692	—	(9,807)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	1,596	1,810,362	1,796,135	14,227	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	1,097	1,232,604	1,234,475	—	(1,871)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	538	607,022	605,908	1,114	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	536	604,584	603,255	1,329	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	523	593,089	588,411	4,678	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	492	557,938	553,619	4,319	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	460	519,148	518,053	1,095	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	EUR	451	510,005	507,529	2,476	—
Indian Rupee,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	INR	85,664	1,120,848	1,131,941	—	(11,093)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	INR	43,206	567,062	570,911	—	(3,849)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	INR	42,744	559,484	564,807	—	(5,323)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	47,222	619,949	623,302	—	(3,353)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	41,995	552,732	554,318	—	(1,586)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	41,924	552,448	553,380	—	(932)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	41,355	544,119	545,860	—	(1,741)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	38,240	500,082	504,754	—	(4,672)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	36,319	478,242	479,396	—	(1,154)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	INR	31,316	398,518	413,351	—	(14,833)
Indonesian Rupiah,
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	17,214,205	1,135,000	1,181,666	—	(46,666)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	8,083,449	566,591	554,887	11,704	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	8,079,753	559,970	554,633	5,337	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	7,588,543	532,598	520,914	11,684	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	5,177,914	342,246	355,437	—	(13,191)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	IDR	3,355,394	219,968	230,330	—	(10,362)
Expiring 07/28/20	Morgan Stanley & Co. International PLC	IDR	14,109,941	872,600	966,803	—	(94,203)
Israeli Shekel,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	ILS	2,394	681,424	691,378	—	(9,954)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ILS	5,769	1,648,689	1,669,043	—	(20,354)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ILS	1,940	566,141	561,292	4,849	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ILS	1,940	560,246	561,144	—	(898)
Japanese Yen,
Expiring 07/22/20	Morgan Stanley & Co. International PLC	JPY	6,240,011	58,290,677	57,807,180	483,497	—
Expiring 07/22/20	Morgan Stanley & Co. International PLC	JPY	955,885	8,922,568	8,855,279	67,289	—
Expiring 07/22/20	Morgan Stanley & Co. International PLC	JPY	289,530	2,709,728	2,682,196	27,532	—
Expiring 07/22/20	Morgan Stanley & Co. International PLC	JPY	36,153	332,778	334,924	—	(2,146)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	123,510	1,151,633	1,145,073	6,560	—

SEE NOTES TO FINANCIAL STATEMENTS.

A69

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	121,837	$1,138,566	$1,129,561	$9,005	$—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	116,580	1,086,690	1,080,822	5,868	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	60,060	565,320	556,819	8,501	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	JPY	59,973	559,322	556,012	3,310	—
Mexican Peso,
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	13,144	563,675	565,985	—	(2,310)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	12,317	557,527	530,359	27,168	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	12,041	531,799	518,478	13,321	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	11,884	520,753	511,707	9,046	—
New Taiwanese Dollar,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	TWD	33,069	1,120,030	1,127,976	—	(7,946)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	TWD	17,806	602,766	607,341	—	(4,575)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TWD	33,150	1,112,854	1,131,569	—	(18,715)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TWD	32,597	1,102,755	1,112,707	—	(9,952)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TWD	17,376	591,540	593,123	—	(1,583)
Expiring 08/06/20	Morgan Stanley & Co. International PLC	TWD	32,788	1,108,720	1,121,827	—	(13,107)
Expiring 08/06/20	Morgan Stanley & Co. International PLC	TWD	29,367	1,001,580	1,004,785	—	(3,205)
Expiring 08/06/20	Morgan Stanley & Co. International PLC	TWD	29,162	994,918	997,751	—	(2,833)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	18,155	619,949	624,000	—	(4,051)
New Zealand Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NZD	901	575,766	581,592	—	(5,826)
Norwegian Krone,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	5,467	564,589	568,119	—	(3,530)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	NOK	5,387	565,612	559,798	5,814	—
Polish Zloty,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	PLN	9,027	2,304,129	2,282,156	21,973	—
Russian Ruble,
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	40,948	590,568	572,031	18,537	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	39,622	566,631	553,503	13,128	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	39,342	563,458	549,599	13,859	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	38,702	550,283	540,660	9,623	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	38,506	538,797	537,914	883	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	38,447	547,108	537,099	10,009	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	37,984	524,600	530,631	—	(6,031)
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	36,666	528,000	512,218	15,782	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	RUB	35,176	509,619	491,399	18,220	—
Singapore Dollar,
Expiring 07/01/20	Morgan Stanley & Co. International PLC	SGD	2,812	1,976,708	2,017,528	—	(40,820)
Expiring 09/18/20	Morgan Stanley & Co. International PLC	SGD	2,772	1,990,909	1,989,660	1,249	—
South African Rand,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	9,781	559,591	559,141	450	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	9,748	560,074	557,278	2,796	—
South Korean Won,
Expiring 07/15/20	Morgan Stanley & Co. International PLC	KRW	718,255	597,301	598,738	—	(1,437)
Expiring 07/15/20	Morgan Stanley & Co. International PLC	KRW	679,843	561,438	566,718	—	(5,280)
Expiring 07/23/20	Morgan Stanley & Co. International PLC	KRW	5,307,778	4,326,311	4,425,244	—	(98,933)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	KRW	775,075	629,789	646,202	—	(16,413)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	KRW	674,013	549,255	561,944	—	(12,689)
Swedish Krona,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	SEK	5,239	565,431	562,725	2,706	—
Swiss Franc,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	CHF	4,317	4,522,472	4,566,729	—	(44,257)
Thai Baht,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	THB	136,388	4,280,920	4,412,165	—	(131,245)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	THB	25,389	810,616	821,326	—	(10,710)

SEE NOTES TO FINANCIAL STATEMENTS.

A70

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 07/13/20	Morgan Stanley & Co. International PLC	TRY	6,388	$880,040	$929,384	$—	$(49,344)
Expiring 07/13/20	Morgan Stanley & Co. International PLC	TRY	3,761	550,312	547,139	3,173	—
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TRY	3,698	521,847	536,916	—	(15,069)
Expiring 07/20/20	Morgan Stanley & Co. International PLC	TRY	2,670	373,588	387,685	—	(14,097)
Expiring 07/27/20	Morgan Stanley & Co. International PLC	TRY	3,768	546,855	545,995	860	—
Expiring 07/27/20	Morgan Stanley & Co. International PLC	TRY	3,686	531,000	534,120	—	(3,120)
Expiring 07/29/20	Morgan Stanley & Co. International PLC	TRY	3,894	564,062	564,026	36	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	13,397	1,911,638	1,913,233	—	(1,595)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	3,895	549,925	556,262	—	(6,337)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	3,844	550,312	548,916	1,396	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	3,838	541,548	548,110	—	(6,562)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TRY	2,528	356,543	360,965	—	(4,422)

				$334,176,608	$335,964,874	1,955,644	(3,743,910)

						$2,418,021	$(5,457,956)

Cross currency exchange contracts outstanding at June 30, 2020:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/16/20	Buy	CAD	751	EUR	491	$416	$—	Morgan Stanley & Co. International PLC
09/16/20	Buy	CAD	1,288	EUR	837	6,750	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	CAD	1,538	EUR	1,005	2,545	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	CHF	486	EUR	455	1,717	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	CHF	525	EUR	491	2,859	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	446	SEK	4,698	—	(2,648)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	462	GBP	420	122	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	472	GBP	429	—	(1,490)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	472	CHF	502	—	(539)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	478	CHF	508	481	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	489	PLN	2,182	—	(1,530)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	490	PLN	2,188	—	(1,209)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	490	PLN	2,193	—	(3,482)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	496	CAD	757	808	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	503	NOK	5,416	3,518	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	510	CHF	548	—	(5,892)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	546	SEK	5,753	—	(3,284)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	777	CAD	1,197	—	(7,349)	Morgan Stanley & Co. International PLC
09/16/20	Buy	EUR	1,007	SEK	10,579	—	(3,650)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	428	EUR	471	968	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	455	EUR	509	—	(9,107)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	463	EUR	505	5,750	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	463	EUR	514	—	(5,053)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	466	EUR	520	—	(7,599)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	474	EUR	527	—	(5,869)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	476	EUR	527	—	(3,695)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	478	EUR	532	—	(5,631)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	479	EUR	533	—	(5,481)	Morgan Stanley & Co. International PLC
09/16/20	Buy	GBP	480	EUR	530	—	(1,362)	Morgan Stanley & Co. International PLC
09/16/20	Buy	JPY	61,194	GBP	459	—	(2,146)	Morgan Stanley & Co. International PLC
09/16/20	Buy	JPY	122,087	AUD	1,670	—	(20,660)	Morgan Stanley & Co. International PLC
09/16/20	Buy	NOK	5,092	EUR	468	2,207	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	NOK	5,341	SEK	5,269	—	(10,965)	Morgan Stanley & Co. International PLC

SEE NOTES TO FINANCIAL STATEMENTS.

A71

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Cross currency exchange contracts outstanding at June 30, 2020 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
09/16/20	Buy	NOK	5,398	EUR	511	$—	$(13,700)	Morgan Stanley & Co. International PLC
09/16/20	Buy	PLN	2,203	EUR	496	—	(1,615)	Morgan Stanley & Co. International PLC
09/16/20	Buy	PLN	2,211	EUR	498	—	(862)	Morgan Stanley & Co. International PLC
09/16/20	Buy	PLN	2,244	EUR	504	—	(85)	Morgan Stanley & Co. International PLC
09/16/20	Buy	SEK	5,226	EUR	496	2,847	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	SEK	5,252	EUR	498	3,886	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	SEK	5,258	EUR	498	4,080	—	Morgan Stanley & Co. International PLC
09/16/20	Buy	SEK	5,494	EUR	520	5,259	—	Morgan Stanley & Co. International PLC

						$44,213	$(124,903)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)		1,410	0.889%	$5,692	$6,522	$830
Republic of Chile	06/20/24	1.000%(Q)		120	0.670%	2,914	1,597	(1,317)
Republic of Colombia	06/20/24	1.000%(Q)		4,020	1.287%	20,595	(44,049)	(64,644)
Republic of Indonesia	06/20/24	1.000%(Q)		3,410	1.061%	(7,547)	(7,221)	326
Republic of Peru	06/20/24	1.000%(Q)		30	0.741%	584	314	(270)
Russian Federation	12/20/24	1.000%(Q)		160	1.021%	(902)	(108)	794
State of Qatar	06/20/24	1.000%(Q)		1,070	0.598%	18,463	17,309	(1,154)
Unibail-Rodamco-Westfield SE	06/20/24	1.000%(Q)	EUR	950	1.973%	15,777	(39,732)	(55,509)

						$55,576	$(65,368)	$(120,944)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of China	12/20/20	1.000%(Q)	27,520	$(122,689)	$62,201	$(184,890)	Citibank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Heathrow Funding Ltd.	12/20/24	1.000%(Q)	EUR 550	0.782%	$6,188	$3,478	$2,710	JPMorgan Chase Bank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.32.V3	12/20/24	1.000%(Q)	1,367	1.841%	$(60,264)	$(48,747)	$11,517
CDX.NA.HY.34.V6	06/20/25	5.000%(Q)	6,983	5.157%	(437,212)	(34,880)	402,332
CDX.NA.IG.28.V1	06/20/22	1.000%(Q)	16,925	0.845%	241,429	55,657	(185,772)
CDX.NA.IG.34.V1	06/20/23	1.000%(Q)	13,450	0.635%	159,815	149,090	(10,725)

SEE NOTES TO FINANCIAL STATEMENTS.

A72

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	12,550	0.757%	$134,343	$151,999	$17,656

					$38,111	$273,119	$235,008

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	66,460	05/16/25	0.553%(S)	6 Month BBSW(2)(S)	$(40,967)	$26,139	$67,106
AUD	6,030	04/21/27	0.960%(S)	6 Month BBSW(2)(S)	1,024	20,391	19,367
AUD	27,960	09/16/27	1.250%(S)	6 Month BBSW(2)(S)	742,527	796,566	54,039
AUD	33,350	04/26/28	1.000%(S)	6 Month BBSW(2)(S)	(53,435)	67,529	120,964
AUD	7,720	03/19/30	1.750%(S)	6 Month BBSW(2)(S)	61,609	116,323	54,714
AUD	15,110	09/16/30	1.500%(S)	6 Month BBSW(2)(S)	423,865	605,604	181,739
AUD	1,750	04/21/40	1.363%(S)	6 Month BBSW(1)(S)	(792)	19,967	20,759
BRL	10,550	01/03/22	4.120%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	2,910	37,143	34,233
BRL	4,670	01/02/23	5.750%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	6,025	41,197	35,172
BRL	4,950	01/02/23	6.245%(M)	Brazil Interbank Overnight Lending Rate(1)(M)	—	(51,195)	(51,195)
BRL	2,619	01/02/23	6.660%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	6,874	35,776	28,902
BRL	4,500	01/02/23	7.223%(M)	Brazil Interbank Overnight Lending Rate(1)(M)	—	(64,828)	(64,828)
BRL	730	01/02/24	4.930%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	(418)	353	771
BRL	4,820	01/02/25	6.260%(M)	Brazil Interbank Overnight Lending Rate(2)(M)	10,156	31,441	21,285
CAD	130,780	09/16/23	0.500%(S)	3 Month CDOR(2)(S)	(539,203)	(447,624)	91,579
CAD	59,200	06/24/24	0.840%(S)	3 Month CDOR(2)(S)	24,095	(4,086)	(28,181)
CAD	12,720	06/24/30	1.140%(S)	3 Month CDOR(1)(S)	(13,112)	(3,780)	9,332
CAD	6,350	06/17/50	1.750%(S)	3 Month CDOR(2)(S)	280,306	462,794	182,488
CHF	26,560	09/16/27	(0.500)%(A)	6 Month CHF LIBOR(2)(S)	(149,918)	(155,009)	(5,091)

SEE NOTES TO FINANCIAL STATEMENTS.

A73

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	17,400	06/17/30	(0.500)%(A)	6 Month CHF LIBOR(2)(S)	$(204,184)	$(380,446)	$(176,262)
CHF	1,380	09/16/30	(0.500)%(A)	6 Month CHF LIBOR(2)(S)	(33,025)	(32,982)	43
CHF	3,610	09/17/30	(0.100)%(A)	6 Month CHF LIBOR(1)(S)	(4,743)	7,797	12,540
CNH	76,220	06/17/25	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	247,709	87,969	(159,740)
EUR	6,490	09/16/22	(0.250)%(A)	6 Month EURIBOR(2)(S)	11,281	21,715	10,434
EUR	3,530	01/15/25	0.080%(A)	6 Month EURIBOR(2)(S)	18,076	88,551	70,475
EUR	48,970	05/19/25	(0.307)%(A)	6 Month EURIBOR(1)(S)	44,395	(50,227)	(94,622)
EUR	2,190	09/16/25	0.000%(A)	6 Month EURIBOR(1)(S)	(40,341)	(43,506)	(3,165)
EUR	31,260	09/16/27	0.000%(A)	6 Month EURIBOR(1)(S)	(703,993)	(700,920)	3,073
EUR	8,820	05/21/30	0.050%(A)	6 Month EURIBOR(2)(S)	(5,174)	27,296	32,470
EUR	15,060	06/18/30	0.250%(A)	6 Month EURIBOR(1)(S)	(129,545)	(215,295)	(85,750)
EUR	22,560	09/16/30	0.250%(A)	6 Month EURIBOR(1)(S)	(985,570)	(1,064,357)	(78,787)
EUR	1,640	12/15/30	(0.053)%(A)	6 Month EURIBOR(2)(S)	15,995	17,508	1,513
EUR	390	04/07/31	0.020%(A)	6 Month EURIBOR(2)(S)	5,782	6,532	750
EUR	1,820	07/06/31	0.280%(A)	6 Month EURIBOR(2)(S)	60,994	81,410	20,416
EUR	430	10/26/31	0.050%(A)	6 Month EURIBOR(2)(S)	3,598	6,716	3,118
EUR	550	09/16/35	0.500%(A)	6 Month EURIBOR(S)	(49,227)	(46,223)	3,004
EUR	4,210	05/21/40	0.260%(A)	6 Month EURIBOR(1)(S)	17,609	30,994	13,385
EUR	4,670	06/19/40	0.750%(A)	6 Month EURIBOR(1)(S)	(226,289)	(227,672)	(1,383)
EUR	1,000	09/16/40	0.500%(A)	6 Month EURIBOR(1)(S)	(83,179)	(96,313)	(13,134)
EUR	750	06/20/50	0.500%(A)	6 Month EURIBOR(1)(S)	(43,380)	(46,488)	(3,108)
EUR	1,310	09/16/50	0.500%(A)	6 Month EURIBOR(1)(S)	(179,657)	(208,521)	(28,864)
GBP	18,720	06/17/25	0.032%(A)	1 Day SONIA(2)(A)	(44,735)	38,598	83,333
GBP	19,120	06/17/25	0.270%(A)	1 Day SONIA(2)(A)	140,896	321,558	180,662
GBP	1,270	09/16/25	1.000%(S)	6 Month GBP LIBOR(1)(S)	(59,237)	(59,861)	(624)
GBP	15,470	09/16/27	1.000%(S)	6 Month GBP LIBOR(1)(S)	(760,765)	(944,784)	(184,019)
GBP	18,180	03/10/30	0.500%(S)	6 Month GBP LIBOR(1)(S)	261,346	(19,381)	(280,727)
GBP	6,620	03/18/30	0.570%(A)	1 Day SONIA(1)(A)	17,519	(380,445)	(397,964)
GBP	13,220	06/17/30	0.308%(A)	1 Day SONIA(1)(A)	(94,998)	(321,560)	(226,562)
GBP	8,830	06/18/30	1.000%(S)	6 Month GBP LIBOR(1)(S)	(212,955)	(274,603)	(61,648)
GBP	2,150	09/16/30	1.000%(S)	6 Month GBP LIBOR(1)(S)	(154,943)	(166,740)	(11,797)
GBP	4,080	06/17/40	0.400%(A)	1 Day SONIA(1)(A)	(209,365)	(210,525)	(1,160)
GBP	2,230	06/19/40	1.500%(S)	6 Month GBP LIBOR(1)(S)	(270,058)	(258,308)	11,750
GBP	740	09/17/40	1.000%(S)	6 Month GBP LIBOR(1)(S)	(87,770)	(98,717)	(10,947)
GBP	1,960	06/20/50	1.000%(S)	6 Month GBP LIBOR(1)(S)	(156,239)	(142,017)	14,222
JPY	321,470	03/19/30	0.250%(S)	6 Month JPY LIBOR(2)(S)	22,791	18,309	(4,482)
JPY	590,370	06/20/40	0.500%(S)	6 Month JPY LIBOR(2)(S)	62,233	22,590	(39,643)
JPY	623,380	06/20/50	0.500%(S)	6 Month JPY LIBOR(2)(S)	53,145	(11,213)	(64,358)
KRW	1,768,540	09/16/30	1.000%(Q)	3 Month KWCDC(2)(Q)	7,712	7,612	(100)
MXN	57,890	09/15/22	4.500%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,527)	7,872	9,399
MXN	74,380	09/11/25	5.400%(M)	28 Day Mexican Interbank Rate(2)(M)	15,724	78,815	63,091
NOK	44,240	09/16/25	0.500%(A)	6 Month NIBOR(2)(S)	(43,004)	(40,468)	2,536
NOK	49,660	09/16/30	0.750%(A)	6 Month NIBOR(2)(S)	(58,512)	(84,871)	(26,359)
	18,650	09/16/22	0.500%(S)	3 Month LIBOR(2)(Q)	82,340	109,599	27,259
	74,100	09/16/23	0.500%(S)	3 Month LIBOR(1)(Q)	(448,207)	(593,679)	(145,472)
	37,900	07/25/24	—(3)	—(3)	382	6,596	6,214
	1,870	09/16/25	0.500%(S)	3 Month LIBOR(2)(Q)	15,717	15,069	(648)
	11,750	05/21/30	0.980%(S)	3 Month LIBOR(2)(Q)	(16,369)	18,620	34,989
	12,050	06/18/30	1.750%(S)	3 Month LIBOR(2)(Q)	324,060	468,392	144,332
	1,440	09/16/30	0.750%(S)	3 Month LIBOR(1)(Q)	6,756	(13,625)	(20,381)
	11,840	05/21/35	1.160%(S)	3 Month LIBOR(1)(Q)	28,549	(8,920)	(37,469)
	4,080	06/19/40	1.750%(S)	3 Month LIBOR(2)(Q)	201,886	228,566	26,680
	7,040	04/09/45	0.855%(S)	3 Month LIBOR(1)(Q)	—	61,014	61,014
	7,290	04/10/50	0.845%(S)	3 Month LIBOR(2)(Q)	—	(33,058)	(33,058)
	810	06/20/50	1.750%(S)	3 Month LIBOR(2)(Q)	38,568	50,878	12,310
	2,620	09/16/50	0.750%(S)	3 Month LIBOR(1)(Q)	234,625	122,336	(112,289)

					$(2,605,757)	$(3,288,112)	$(682,355)

SEE NOTES TO FINANCIAL STATEMENTS.

A74

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 9.00 bps monthly and receives the floating rate of 3 Month LIBOR quarterly.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$65,679	$—	$2,710	$(184,890)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$11,921,472	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Cayman Islands	$—	$30,047,117	$—
United States	—	11,216,957	—
Commercial Mortgage-Backed Securities
United States	—	1,822,244	—
Corporate Bonds
Australia	—	4,952,171	—
Austria	—	2,145,093	—
Belgium	—	2,533,561	—
Bermuda	—	1,140,827	—
Brazil	—	662,938	—
Canada	—	2,915,235	—
Cayman Islands	—	741,268	—
China	—	8,834,557	—
Denmark	—	487,242	—
France	—	13,935,975	—
Germany	—	10,079,428	—
Ireland	—	3,787,358	—
Italy	—	2,002,974	—
Japan	—	1,410,305	—
Luxembourg	—	1,429,192	—
Mexico	—	2,056,331	—
Netherlands	—	4,167,441	—
Russia	—	1,636,692	—
South Africa	—	181,461	—
Spain	—	5,596,304	—
Supranational Bank	—	761,343	—
Sweden	—	492,358	—
Switzerland	—	5,950,020	—
Turkey	—	359,759	—

SEE NOTES TO FINANCIAL STATEMENTS.

A75

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds (continued)
United Kingdom	$—	$16,328,531	$—
United States	—	101,945,935	—
Venezuela	—	204,720	—
Residential Mortgage-Backed Securities
United Kingdom	—	7,179,597	—
United States	—	20,693,637	—
Sovereign Bonds
Austria	—	1,726,268	—
Belgium	—	1,894,343	—
Canada	—	3,689,658	—
China	—	8,135,601	—
Denmark	—	1,206,280	—
Dominican Republic	—	895,271	—
Ecuador	—	270,513	—
Egypt	—	376,425	—
France	—	6,595,748	—
Germany	—	9,666,053	—
Indonesia	—	729,987	—
Ireland	—	1,670,007	—
Israel	—	830,803	—
Italy	—	7,389,785	—
Japan	—	69,212,406	—
Mexico	—	220,421	—
Portugal	—	1,394,869	—
Romania	—	956,693	—
Singapore	—	2,205,507	—
South Korea	—	4,610,129	—
Spain	—	7,752,413	—
Sri Lanka	—	134,145	—
Switzerland	—	430,561	—
Thailand	—	4,499,693	—
Ukraine	—	580,543	—
United Arab Emirates	—	603,970	—
United Kingdom	—	19,734,299	—
U.S. Government Agency Obligations	—	128,151,111	—
Affiliated Mutual Funds	47,147,193	—	—

Total	$47,147,193	$553,262,073	$—

Liabilities
Options Written	$—	$(1,627,710)	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,069,568	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	2,418,021	—
OTC Cross Currency Exchange Contracts	—	44,213	—
Centrally Cleared Credit Default Swap Agreements	—	433,455	—
OTC Credit Default Swap Agreement	—	6,188	—
Centrally Cleared Interest Rate Swap Agreements	—	1,771,462	—

Total	$1,069,568	$4,673,339	$—

Liabilities
Futures Contracts	$(206,473)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(5,457,956)	—
OTC Cross Currency Exchange Contracts	—	(124,903)	—
Centrally Cleared Credit Default Swap Agreements	—	(319,391)	—

SEE NOTES TO FINANCIAL STATEMENTS.

A76

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Liabilities (continued)
OTC Credit Default Swap Agreement	$—	$(122,689)	$—
Centrally Cleared Interest Rate Swap Agreements	—	(2,453,817)	—

Total	$(206,473)	$(8,478,756)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Sovereign Bonds	32.0%
U.S. Government Agency Obligations	26.1
Banks	12.8
Affiliated Mutual Funds (4.9% represents investments purchased with collateral from securities on loan)	9.6
Residential Mortgage-Backed Securities	6.2
Collateralized Loan Obligations	6.1
Telecommunications	3.5
Semiconductors	2.0
Pharmaceuticals	1.7
Student Loans	1.6
Diversified Financial Services	1.3
Media	1.3
Foods	1.1
Chemicals	1.0
Beverages	0.9
Healthcare-Products	0.9
Electric	0.8
Real Estate Investment Trusts (REITs)	0.8
Pipelines	0.8
Oil & Gas	0.7
Healthcare-Services	0.7
Computers	0.7
Software	0.7
Aerospace & Defense	0.6
Retail	0.6
Investment Companies	0.6
Agriculture	0.6
Insurance	0.5
Miscellaneous Manufacturing	0.5
Commercial Services	0.5
Water	0.5
Engineering & Construction	0.4

Building Materials	0.4%
Real Estate	0.4
Commercial Mortgage-Backed Securities	0.4
Mining	0.3
Internet	0.3
Packaging & Containers	0.3
Home Equity Loans	0.2
Environmental Control	0.2
Auto Parts & Equipment	0.2
Multi-National	0.2
Toys/Games/Hobbies	0.1
Savings & Loans	0.1
Machinery-Construction & Mining	0.1
Iron/Steel	0.1
Gas	0.1
Machinery-Diversified	0.1
Entertainment	0.1
Forest Products & Paper	0.1
Lodging	0.1
Leisure Time	0.1
Private Equity	0.1
Home Builders	0.1
Auto Manufacturers	0.0	*
Electrical Components & Equipment	0.0	*
Oil & Gas Services	0.0	*
Transportation	0.0	*

	122.2
Options Written	(0.3)
Liabilities in excess of other assets	(21.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A77

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$433,455	*	Due from/to broker-variation margin swaps	$319,391	*
Credit contracts	Premiums paid for OTC swap agreements	65,679		—	—
Credit contracts	Unrealized appreciation on OTC swap agreements	2,710		Unrealized depreciation on OTC swap agreements	184,890
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	44,213		Unrealized depreciation on OTC cross currency exchange contracts	124,903
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	2,418,021		Unrealized depreciation on OTC forward foreign currency exchange contracts	5,457,956
Interest rate contracts	Due from/to broker-variation margin futures	1,069,568	*	Due from/to broker-variation margin futures	206,473	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,771,462	*	Due from/to broker-variation margin swaps	2,453,817	*
Interest rate contracts		—		Options written outstanding, at value	1,627,710

		$5,805,108			$10,375,140

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(2,570,699)
Foreign exchange contracts	—	—	—	7,662,366	—

Interest rate contracts	186,672	(111,808)	9,905,810	—	493,899

Total	$186,672	$(111,808)	$9,905,810	$7,662,366	$(2,076,800)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(448,684)
Foreign exchange contracts	—	—	(45)	(460,770)	—

Interest rate contracts	66,203	243,346	2,154,262	—	(1,422,806)

Total	$66,203	$243,346	$2,154,217	$(460,770)	$(1,871,490)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A78

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$186,099	$284,763,592	$153,559,847	$124,188,309	$182,633,293

Forward Foreign Currency Exchange Contracts—Sold(3)	Cross Currency Exchange Contracts(4)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$382,200,205	$43,463,296	$622,923,951	$27,520,000

Credit Default Swap Agreements— Sell Protection(2)
$77,024,127

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$23,639,198	$(23,639,198)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$—	$(41,103)	$(41,103)	$41,103	$—
Citibank, N.A.	62,201	(223,331)	(161,130)	161,130	—
Deutsche Bank AG	—	(312,224)	(312,224)	310,000	(2,224)
JPMorgan Chase Bank, N.A.	6,188	(605,159)	(598,971)	530,000	(68,971)
Morgan Stanley & Co. International PLC	2,462,234	(5,582,859)	(3,120,625)	3,120,625	—
Morgan Stanley & Co. LLC	—	(349,815)	(349,815)	250,000	(99,815)
UBS AG	—	(280,968)	(280,968)	280,968	—

	$2,530,623	$(7,395,459)	$(4,864,836)	$4,693,826	$(171,010)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A79

AST GOLDMAN SACHS GLOBAL INCOME PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $23,639,198:
Unaffiliated investments (cost $540,657,605)	$553,262,073
Affiliated investments (cost $47,148,333)	47,147,193
Cash segregated for counterparty — OTC	11,090,000
Foreign currency, at value (cost $358,348)	351,129
Deposit with broker for centrally cleared/exchange-traded derivatives	11,921,472
Receivable for investments sold	10,941,226
Dividends and interest receivable	2,918,294
Unrealized appreciation on OTC forward foreign currency exchange contracts	2,418,021
Receivable for Portfolio shares sold	1,520,843
Due from broker-variation margin futures	331,553
Due from broker-variation margin swaps	168,342
Premiums paid for OTC swap agreements	65,679
Tax reclaim receivable	46,297
Unrealized appreciation on OTC cross currency exchange contracts	44,213
Unrealized appreciation on OTC swap agreements	2,710
Prepaid expenses	882

Total Assets	642,229,927

LIABILITIES
Payable for investments purchased	118,472,179
Payable to broker for collateral for securities on loan	24,099,766
Unrealized depreciation on OTC forward foreign currency exchange contracts	5,457,956
Options written outstanding, at value (proceeds received $2,161,349)	1,627,710
Payable for Portfolio shares repurchased	830,070
Accrued expenses and other liabilities	232,820
Unrealized depreciation on OTC swap agreements	184,890
Unrealized depreciation on OTC cross currency exchange contracts	124,903
Management fee payable	111,998
Distribution fee payable	20,095
Payable to affiliate	13,604
Affiliated transfer agent fee payable	378

Total Liabilities	151,176,369

NET ASSETS	$491,053,558

Net assets were comprised of:
Partners’ Equity	$491,053,558

Net asset value and redemption price per share, $491,053,558 / 40,117,231 outstanding shares of beneficial interest	$12.24

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $149,496 foreign withholding tax, of which $32,220 is reimbursable by an affiliate)	$5,319,628
Affiliated dividend income	59,472
Income from securities lending, net (including affiliated income of $42,014)	44,117

Total income	5,423,217

EXPENSES
Management fee	1,507,816
Distribution fee	592,420
Custodian and accounting fees	124,467
Audit fee	28,842
Trustees’ fees	7,927
Legal fees and expenses	6,620
Shareholders’ reports	6,156
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	12,459

Total expenses	2,290,167

NET INVESTMENT INCOME (LOSS)	3,133,050

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(20,408))	4,215,148
Futures transactions	9,905,810
Forward and cross currency contract transactions	7,662,366
Options written transactions	(111,808)
Swap agreements transactions	(2,076,800)
Foreign currency transactions	(4,872,939)

14,721,777

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(2,856))	(3,132,817)
Futures	2,154,217
Forward and cross currency contracts	(460,770)
Options written	243,346
Swap agreements	(1,871,490)
Foreign currencies	(105,404)

(3,172,918)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	11,548,859

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,681,909

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$3,133,050	$11,126,235
Net realized gain (loss) on investment and foreign currency transactions	14,721,777	39,504,915
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,172,918)	23,977,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,681,909	74,608,692

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [9,106,738 and 12,817,061 shares, respectively]	108,715,777	142,509,994
Portfolio shares repurchased [13,602,229 and 41,367,311 shares, respectively]	(154,894,820)	(475,684,683)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(46,179,043)	(333,174,689)

CAPITAL CONTRIBUTIONS	—	57

TOTAL INCREASE (DECREASE)	(31,497,134)	(258,565,940)
NET ASSETS:
Beginning of period	522,550,692	781,116,632

End of period	$491,053,558	$522,550,692

SEE NOTES TO FINANCIAL STATEMENTS.

A80

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 98.8%

COMMON STOCKS — 97.0%
Australia — 9.8%
APA Group	32,936	$255,256
Atlas Arteria Ltd.	84,957	393,198
Cleanaway Waste Management Ltd.	173,584	267,185
Spark Infrastructure Group	174,446	260,737
Transurban Group	30,994	305,279

		1,481,655

Brazil — 1.1%
Rumo SA*	39,037	161,802

Canada — 3.9%
Enbridge, Inc.	9,792	297,741
Pembina Pipeline Corp.	3,126	78,150
TC Energy Corp.	5,002	213,698

		589,589

China — 0.8%
China Tower Corp. Ltd. (Class H Stock), 144A.	645,532	114,791

Denmark — 2.9%
Orsted A/S, 144A	3,704	430,377

France — 7.6%
Eiffage SA*	4,952	454,514
Getlink SE*	6,367	92,098
Vinci SA	6,488	599,127

		1,145,739

Germany — 5.1%
RWE AG	21,870	769,433

Italy — 5.4%
Enav SpA, 144A	52,707	238,564
Enel SpA	65,602	568,203

		806,767

Spain — 12.5%
Aena SME SA, 144A*	1,944	260,497
Cellnex Telecom SA, 144A	11,632	711,555
Ferrovial SA	16,108	429,858
Iberdrola SA.	41,515	482,552

		1,884,462

United Kingdom — 1.1%
National Grid PLC	13,454	165,376

United States — 46.8%
Alliant Energy Corp.	4,615	220,782
American Electric Power Co., Inc.	4,066	323,816

	Shares	Value

COMMON STOCKS (continued)
United States (cont’d.)
American Tower Corp., REIT	1,535	$396,859
Cheniere Energy, Inc.*	6,510	314,563
Crown Castle International Corp., REIT .	1,847	309,095
Dominion Energy, Inc.	5,507	447,058
Edison International	5,185	281,597
Equinix, Inc., REIT	617	433,319
Equitrans Midstream Corp.	8,451	70,228
Essential Utilities, Inc.	7,709	325,628
Exelon Corp.	3,774	136,959
FirstEnergy Corp.	11,046	428,364
Kinder Morgan, Inc.	8,791	133,360
NextEra Energy, Inc.	3,207	770,225
Norfolk Southern Corp.	1,946	341,659
SBA Communications Corp., REIT	1,004	299,112
Sempra Energy	3,245	380,411
Union Pacific Corp.	2,994	506,196
Waste Connections, Inc.	3,890	364,843
Waste Management, Inc.	2,185	231,413
Williams Cos., Inc. (The)	17,827	339,070

		7,054,557

TOTAL COMMON STOCKS (cost $13,055,948)		14,604,548

PREFERRED STOCK — 1.8%
Canada
GFL Environmental, Inc., CVT, 6.000% (cost $284,259)	5,737	279,564

TOTAL LONG-TERM INVESTMENTS (cost $13,340,207)		14,884,112

SHORT-TERM INVESTMENT — 1.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $164,086)(w)	164,086	164,086

TOTAL INVESTMENTS—99.9% (cost $13,504,293)		15,048,198
Other assets in excess of liabilities — 0.1%		10,588

NET ASSETS — 100.0%		$15,058,786

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted	quoted prices generally in active markets for identical securities.
Level 2—quoted	prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable	inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A81

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$1,481,655	$—
Brazil	161,802	—	—
Canada	589,589	—	—
China	—	114,791	—
Denmark	—	430,377	—
France	—	1,145,739	—
Germany	—	769,433	—
Italy	—	806,767	—
Spain	—	1,884,462	—
United Kingdom	—	165,376	—
United States	7,054,557	—	—
Preferred Stock
Canada	279,564	—	—
Affiliated Mutual Fund	164,086	—	—

Total	$8,249,598	$6,798,600	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Electric Utilities	25.9%
Multi-Utilities	11.7
Construction & Engineering	9.9
Oil, Gas & Consumable Fuels	9.6
Equity Real Estate Investment Trusts (REITs)	9.5
Transportation Infrastructure	8.5
Commercial Services & Supplies	7.5
Road & Rail	6.8
Diversified Telecommunication Services	5.5

Water Utilities	2.2%
Gas Utilities	1.7
Affiliated Mutual Fund	1.1

99.9
Other assets in excess of liabilities	0.1

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A82

AST JENNISON GLOBAL INFRASTRUCTURE PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $13,340,207)	$14,884,112
Affiliated investments (cost $164,086)	164,086
Foreign currency, at value (cost $594)	595
Dividends receivable	40,262
Tax reclaim receivable	19,524
Receivable from affiliate.	49
Prepaid expenses	114

Total Assets	15,108,742

LIABILITIES
Custodian and accounting fees payable	19,028
Payable to affiliate.	14,614
Audit fee payable	9,314
Management fee payable	4,753
Payable for Portfolio shares repurchased	1,115
Distribution fee payable	611
Affiliated transfer agent fee payable	378
Accrued expenses and other liabilities	143

Total Liabilities	49,956

NET ASSETS	$15,058,786

Net assets were comprised of: Partners’ Equity	$15,058,786

Net asset value and redemption price per share, $15,058,786 / 1,162,164 outstanding shares of beneficial interest	$12.96

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $17,257 foreign withholding tax, of which $2,104 is reimbursable by an affiliate)	$214,077
Affiliated dividend income	2,941
Income from securities lending, net (including affiliated income of $172)	225

Total income	217,243

EXPENSES
Management fee	63,883
Distribution fee	19,184
Custodian and accounting fees	27,891
Audit fee	9,314
Legal fees and expenses	7,342
Trustees’ fees	4,671
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,490
Shareholders’ reports	2,027
Commitment fee on syndicated credit agreement	1,168
Insurance expense	672
Miscellaneous.	6,821

Total expenses	146,463
Less: Fee waiver and/or expense reimbursement	(49,774)

Net expenses	96,689

NET INVESTMENT INCOME (LOSS)	120,554

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $944)	(342,574)
Foreign currency transactions	(4,107)

(346,681)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,252,614)
Foreign currencies	(2)

(1,252,616)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(1,599,297)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,478,743)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$120,554	$230,862
Net realized gain (loss) on investment and foreign currency transactions	(346,681)	676,851
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,252,616)	2,752,030

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,478,743)	3,659,743

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [48,407 and 98,524 shares, respectively]	669,840	1,276,365
Portfolio shares repurchased [80,381 and 69,313 shares, respectively]	(1,004,425)	(888,247)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(334,585)	388,118

CAPITAL CONTRIBUTIONS		289

TOTAL INCREASE (DECREASE)	(1,813,328)	4,048,150
NET ASSETS:
Beginning of period	16,872,114	12,823,964

End of period.	$15,058,786	$16,872,114

SEE NOTES TO FINANCIAL STATEMENTS.

A83

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 85.4%

COMMON STOCKS — 82.5%
Aerospace & Defense — 1.3%
L3Harris Technologies, Inc.	2,630	$446,232

Airlines — 0.2%
Delta Air Lines, Inc.	2,400	67,320

Banks — 1.2%
Citigroup, Inc.	4,500	229,950
JPMorgan Chase & Co.	1,900	178,714

		408,664

Biotechnology — 1.3%
Gilead Sciences, Inc.	5,460	420,092
Moderna, Inc.*	600	38,526

		458,618

Capital Markets — 6.8%
BlackRock, Inc.	700	380,863
Blackstone Group, Inc. (The) (Class A Stock)	7,650	433,449
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	9,750	320,775
CME Group, Inc.	3,400	552,636
Goldman Sachs Group, Inc. (The)	800	158,096
S&P Global, Inc.	600	197,688
Tradeweb Markets, Inc. (Class A Stock).	4,700	273,258

		2,316,765

Chemicals — 3.1%
Air Products & Chemicals, Inc.	1,200	289,752
Ashland Global Holdings, Inc.	10,923	754,778

		1,044,530

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	3,400	360,094

Diversified Consumer Services — 0.1%
Vivint Smart Home, Inc.*	2,100	36,393

Electric Utilities — 2.0%
NextEra Energy, Inc.	2,800	672,476

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp. (Class A Stock)	2,578	246,998
CDW Corp.	3,250	377,585

		624,583

Entertainment — 3.0%
Activision Blizzard, Inc.	6,300	478,170
Live Nation Entertainment, Inc.*	700	31,031
Spotify Technology SA*	1,700	438,923
Walt Disney Co. (The)	600	66,906

		1,015,030

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	570	172,830
Walmart, Inc.	3,900	467,142

		639,972

Food Products — 1.9%
Conagra Brands, Inc.	7,200	253,224
Lamb Weston Holdings, Inc.	1,200	76,716

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Mondelez International, Inc. (Class A Stock)	6,600	$337,458

		667,398

Gas Utilities — 0.2%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	1,299	59,156

Health Care Equipment & Supplies — 3.7%
Baxter International, Inc.	4,500	387,450
Becton, Dickinson & Co.	2,025	484,522
Medtronic PLC.	4,400	403,480

		1,275,452

Health Care Providers & Services — 3.4%
Anthem, Inc.	860	226,163
Humana, Inc.	1,050	407,138
UnitedHealth Group, Inc.	1,830	539,758

		1,173,059

Hotels, Restaurants & Leisure — 2.8%
Dunkin’ Brands Group, Inc.	1,600	104,368
Marriott International, Inc. (Class A Stock)	1,786	153,114
McDonald’s Corp.	3,800	700,986

		958,468

Household Products — 0.6%
Procter & Gamble Co. (The)	1,700	203,269

Industrial Conglomerates — 0.5%
Honeywell International, Inc.	1,100	159,049

Insurance — 0.2%
Fidelity National Financial, Inc.	2,634	80,758

Interactive Media & Services — 4.2%
Alphabet, Inc. (Class A Stock)*	500	709,025
Alphabet, Inc. (Class C Stock)*	128	180,942
Facebook, Inc. (Class A Stock)*	2,450	556,322

		1,446,289

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.*	290	800,058
Chewy, Inc. (Class A Stock)*	2,500	111,725
Expedia Group, Inc.	2,900	238,380

		1,150,163

IT Services — 4.8%
Fidelity National Information Services, Inc.	2,700	362,043
PayPal Holdings, Inc.*	800	139,384
Shift4 Payments, Inc. (Class A Stock)*	600	21,300
Visa, Inc. (Class A Stock)	2,900	560,193
WEX, Inc.*	3,300	544,533

		1,627,453

Leisure Products — 0.2%
Peloton Interactive, Inc. (Class A Stock)*	1,200	69,324

SEE NOTES TO FINANCIAL STATEMENTS.

A84

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	180	$65,221

Machinery — 0.5%
Gates Industrial Corp. PLC*	17,567	180,589

Multi-Utilities — 3.4%
Brookfield Infrastructure Partners LP (Canada)	10,100	415,211
CenterPoint Energy, Inc.	8,700	162,429
WEC Energy Group, Inc.	6,800	596,020

		1,173,660

Oil, Gas & Consumable Fuels — 2.6%
Enbridge, Inc. (Canada)	12,204	371,246
Enterprise Products Partners LP	28,800	523,296

		894,542

Pharmaceuticals — 1.4%
Johnson & Johnson	2,550	358,607
Novartis AG (Switzerland), ADR	1,200	104,808

		463,415

Professional Services — 4.4%
Equifax, Inc.	4,500	773,460
IHS Markit Ltd.	9,550	721,025

		1,494,485

Road & Rail — 1.4%
Union Pacific Corp.	2,900	490,303

Semiconductors & Semiconductor Equipment — 0.5%
ASML Holding NV (Netherlands)	510	187,695

Software — 8.0%
Adobe, Inc.*	1,050	457,076
Anaplan, Inc.*	6,000	271,860
Microsoft Corp.	3,800	773,338
SailPoint Technologies Holdings, Inc.*	9,300	246,171
salesforce.com, Inc.*	1,600	299,728
ServiceNow, Inc.*	900	364,554
Workday, Inc. (Class A Stock)*	900	168,624
Zendesk, Inc.*	1,700	150,501

		2,731,852

Specialty Retail — 3.2%
Asbury Automotive Group, Inc.*	4,200	324,786
Home Depot, Inc. (The)	1,900	475,969
O’Reilly Automotive, Inc.*	600	253,002
TJX Cos., Inc. (The)	1,000	50,560

		1,104,317

Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	2,300	839,040

Textiles, Apparel & Luxury Goods — 1.1%
NIKE, Inc. (Class B Stock)	3,700	362,785

Tobacco — 0.4%
Philip Morris International, Inc.	2,070	145,024

Trading Companies & Distributors — 2.4%
HD Supply Holdings, Inc.*	8,200	284,130

	Shares	Value

COMMON STOCKS (continued)
Trading Companies & Distributors (cont’d.)
Univar Solutions, Inc.*	32,200	$542,892

		827,022

Water Utilities — 0.8%
American Water Works Co., Inc.	2,200	283,052

TOTAL COMMON STOCKS (cost $24,544,105)		28,203,517

PREFERRED STOCK — 0.3%
Multi-Utilities
Sempra Energy, Series B, CVT, 6.750%
(cost $106,128)	1,050	103,173

Interest Rate	Maturity Date		Principal Amount (000)#

CONVERTIBLE BONDS — 1.0%
Semiconductors — 0.1%
MagnaChip Semiconductor SA (South Korea),
Gtd. Notes
5.000%	03/01/21		25	33,452

Software — 0.9%
SailPoint Technologies Holding, Inc.,
Sr. Unsec’d. Notes, 144A
0.125%	09/15/24		285	319,845

TOTAL CONVERTIBLE BONDS (cost $310,985)				353,297

CORPORATE BONDS — 1.6%
Diversified Financial Services — 0.1%
American Express Co.,
Jr. Sub. Notes, 3 Month LIBOR + 3.428%
3.820%(c)	—	(rr)	35	29,721

Gas — 0.2%
Rockpoint Gas Storage Canada Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.000%	03/31/23		75	68,939

Healthcare-Services — 0.3%
Select Medical Corp.,
Gtd. Notes, 144A
6.250%	08/15/26		110	111,158

Media — 0.0%
ViacomCBS, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57		7	6,927

Pipelines — 0.3%
Enbridge, Inc. (Canada),
Sub. Notes
6.250%(ff)	03/01/78		2	1,991
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 2.778%
3.128%(c)	06/01/67		25	19,500
Gtd. Notes, Series D
4.875%(ff)	08/16/77		5	4,367

SEE NOTES TO FINANCIAL STATEMENTS.

A85

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
TransCanada PipeLines Ltd. (Canada),
Jr. Sub. Notes, 3 Month LIBOR + 2.210%
2.602%(c)	05/15/67	120	$81,354

			107,212

Retail — 0.4%
Party City Holdings, Inc.,
Gtd. Notes, 144A
6.625%	08/01/26	35	7,579
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	130	128,235

			135,814

Semiconductors — 0.3%
MagnaChip Semiconductor Corp. (South Korea),
Sr. Unsec’d. Notes
6.625%	07/15/21	90	89,189

TOTAL CORPORATE BONDS (cost $519,285)			548,960

TOTAL LONG-TERM INVESTMENTS (cost $25,480,503)			29,208,947

		Shares

SHORT-TERM INVESTMENTS — 6.5%

UNAFFILIATED FUND — 6.1%
BlackRock Liquidity FedFund		2,084,037	2,084,037

(cost $2,084,037)

OPTIONS PURCHASED*~ — 0.4%
(cost $167,598)			126,786

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 91.9%
(cost $27,732,138)			31,419,770

		Shares

SECURITIES SOLD SHORT — (13.3)%

COMMON STOCKS — (13.1)%
Aerospace & Defense — (0.1)%
TransDigm Group, Inc.		100	(44,205)

Building Products — (0.3)%
Allegion PLC		900	(91,998)

Capital Markets — (2.3)%
Carlyle Group, Inc. (The)		4,300	(119,970)
FactSet Research Systems, Inc.		600	(197,082)
Franklin Resources, Inc.		6,400	(134,208)
Prospect Capital Corp.		20,800	(106,288)
Waddell & Reed Financial, Inc. (Class A Stock)		15,000	(232,650)

			(790,198)

Chemicals — (0.6)%
Axalta Coating Systems Ltd.*		1,900	(42,845)
Huntsman Corp.		4,400	(79,068)

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
International Flavors & Fragrances, Inc.	800	$(97,968)

		(219,881)

Containers & Packaging — (0.2)%
Packaging Corp. of America	800	(79,840)

Diversified Consumer Services — (0.4)%
H&R Block, Inc.	6,300	(89,964)
Vivint Smart Home, Inc.*	2,100	(36,393)

		(126,357)

Diversified Telecommunication Services — (0.3)%
AT&T, Inc.	2,900	(87,667)

Electric Utilities — (0.7)%
Avangrid, Inc.	2,300	(96,554)
Exelon Corp.	2,100	(76,209)
Hawaiian Electric Industries, Inc.	2,100	(75,726)

		(248,489)

Energy Equipment & Services — (0.4)%
National Oilwell Varco, Inc.	10,100	(123,725)

Equity Real Estate Investment Trusts (REITs) — (0.3)%
Iron Mountain, Inc.	3,800	(99,180)

Health Care Equipment & Supplies — (0.4)%
Alcon, Inc. (Switzerland)*	2,300	(131,836)

Hotels, Restaurants & Leisure — (1.3)%
Arcos Dorados Holdings, Inc. (Brazil) (Class A Stock)	38,500	(161,315)
Chuy’s Holdings, Inc.*	1,100	(16,368)
Dine Brands Global, Inc.	1,500	(63,150)
Domino’s Pizza, Inc.	300	(110,832)
MGM Resorts International	2,900	(48,720)
Planet Fitness, Inc. (Class A Stock)*	700	(42,399)

		(442,784)

IT Services — (0.8)%
Automatic Data Processing, Inc.	600	(89,334)
Western Union Co. (The)	8,300	(179,446)

		(268,780)

Life Sciences Tools & Services — (0.1)%
IQVIA Holdings, Inc.*	335	(47,530)

Machinery — (0.5)%
Graco, Inc.	1,400	(67,186)
Illinois Tool Works, Inc.	250	(43,713)
PACCAR, Inc.	1,000	(74,850)

		(185,749)

Multi-Utilities — (0.2)%
Consolidated Edison, Inc.	740	(53,228)

Semiconductors & Semiconductor Equipment — (0.7)%
NVIDIA Corp.	325	(123,471)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)ADR	2,000	(113,540)

		(237,011)

SEE NOTES TO FINANCIAL STATEMENTS.

A86

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software — (2.0)%
Bill.com Holdings, Inc.*	1,400	$(126,294)
Ceridian HCM Holding, Inc.*	1,700	(134,759)
Guidewire Software, Inc.*	1,550	(171,817)
SAP SE (Germany)ADR	1,300	(182,000)
Teradata Corp.*	2,500	(52,000)

		(666,870)

Specialty Retail — (0.7)%
Carvana Co.*	800	(96,160)
Penske Automotive Group, Inc.	1,300	(50,323)
Williams-Sonoma, Inc.	1,200	(98,412)

		(244,895)

Textiles, Apparel & Luxury Goods — (0.5)%
Gildan Activewear, Inc. (Canada)	7,100	(109,979)
Oxford Industries, Inc.	1,571	(69,140)

		(179,119)

Trading Companies & Distributors — (0.3)%
IMCD NV (Netherlands)	1,000	(94,595)

TOTAL COMMON STOCKS (proceeds received $3,979,739)		(4,463,937)

EXCHANGE-TRADED FUND — (0.2)%
SPDR S&P Retail ETF	1,500	(64,320)

(proceeds received $67,720)
TOTAL SECURITIES SOLD SHORT (proceeds received $4,047,459)		(4,528,257)

Value

OPTIONS WRITTEN*~ — (0.3)%
(premiums received $116,176)	$(116,162)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 78.3% (cost $23,568,503)	26,775,351
Other assets in excess of liabilities(z) — 21.7%	7,414,332

NET ASSETS — 100.0%	$34,189,683

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
CenterPoint Energy, Inc.	Call	12/18/20	$20.00	220	22		$31,350
Citigroup, Inc.	Call	06/18/21	$55.00	30	3		18,450
Dave & Buster’s Entertainment, Inc.	Call	07/17/20	$30.00	23	2		69
Dave & Buster’s Entertainment, Inc.	Call	07/17/20	$45.00	31	3		—
Dine Brands Global, Inc.	Call	09/18/20	$50.00	15	2		6,750
Dunkin’ Brands Group, Inc.	Call	09/18/20	$75.00	23	2		2,990
Peloton Interactive, Inc.	Call	10/16/20	$35.00	17	2		41,497
PVH Corp.	Call	09/18/20	$70.00	20	2		2,700
HD Supply Holdings, Inc.	Put	09/18/20	$27.50	35	4		2,538
Russell 2000 Index	Put	10/16/20	$1,050.00	3	—	(r)	5,760
S&P 500 Index	Put	10/16/20	$2,500.00	1	—	(r)	4,407

Total Exchange Traded (cost $157,479)							$116,511

SEE NOTES TO FINANCIAL STATEMENTS.

A87

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Options Purchased (continued):

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
WEX, Inc.	Call	Nomura Securities International, Inc.	12/18/20	$190.00	6	1	$10,275

(cost $10,119)

Total Options Purchased (cost $167,598)							$126,786

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Activision Blizzard, Inc.	Call	11/20/20	$80.00	12	1		$(6,240)
CME Group, Inc.	Call	09/18/20	$200.00	5	1		(375)
Enterprise Products Partners L.P.	Call	09/18/20	$20.00	48	5		(2,880)
Facebook, Inc.	Call	09/18/20	$220.00	2	—	(r)	(4,130)
HD Supply Holdings, Inc.	Call	09/18/20	$32.50	35	4		(14,350)
Home Depot, Inc. (The)	Call	07/17/20	$240.00	4	—	(r)	(5,284)
O’Reilly Automotive, Inc.	Call	08/21/20	$450.00	2	—	(r)	(2,200)
Union Pacific Corp.	Call	08/21/20	$180.00	5	1		(2,075)
Univar Solutions, Inc.	Call	09/18/20	$17.50	39	4		(5,655)
Visa, Inc.	Call	12/18/20	$200.00	4	—	(r)	(5,188)
Activision Blizzard, Inc.	Put	11/20/20	$50.00	12	1		(756)
Air Products and Chemicals, Inc.	Put	09/18/20	$170.00	6	1		(405)
CenterPoint Energy, Inc.	Put	12/18/20	$15.00	220	22		(22,000)
Chewy, Inc.	Put	07/17/20	$40.00	30	3		(2,100)
Chewy, Inc.	Put	08/21/20	$41.00	15	2		(3,570)
Citigroup, Inc.	Put	06/18/21	$40.00	30	3		(12,150)
Dine Brands Global, Inc.	Put	12/18/20	$40.00	15	2		(13,875)
HD Supply Holdings, Inc.	Put	09/18/20	$20.00	35	4		(788)

Total Exchange Traded (premiums received $106,585)							$(104,021)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
WEX, Inc.	Put	Nomura Securities International, Inc.	12/18/20	150.00	6	1	$(12,141)

(premiums received $9,591)
Total Options Written (premiums received $116,176)							$(116,162)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
1	20 Year U.S. Treasury Bonds	Sep. 2020	$178,563	$(1,172)
5	NASDAQ 100 E-Mini Index	Sep. 2020	1,014,725	(18,615)
6	Russell 2000 E-Mini Index	Sep. 2020	431,280	4,167
32	S&P 500 E-Mini Index	Sep. 2020	4,944,320	40,297

				$24,677

SEE NOTES TO FINANCIAL STATEMENTS.

A88

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Total return swap agreements outstanding at June 30, 2020:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Goldman Sachs Client Custom Index(T)	3 Month LIBOR minus 9 bps(Q)	Goldman Sachs International	2/15/21	(132)	$15,670	$—	$15,670
Goldman Sachs Client Custom Index(T)††	1 Month LIBOR minus 35bps(M)	Goldman Sachs International	4/15/21	(393)	54,100	—	54,100
JPMorgan Custom Basket (JPNBGCND) Index(T)††	3 Month LIBOR minus 65bps(Q)	JPMorgan Chase Bank, N.A.	10/29/21	(573)	(52,494)	—	(52,494)
JPMorgan Custom Basket (JPNBLQGS) Index(T)††	1 Month LIBOR minus 8bps(M)	JPMorgan Chase Bank, N.A.	7/19/21	(1,613)	(29,618)	—	(29,618)
JPMorgan Custom Basket (JPNBRMV3) Index(T)††	3 Month LIBOR plus 1 bps(Q)	JPMorgan Chase Bank, N.A.	11/09/20	(1,079)	128,623	—	128,623
MSCI Daily Total Return World Gross Industrial(T)	3 Month LIBOR plus 8 bps(Q)	JPMorgan Chase Bank, N.A.	11/16/20	(67)	2,425	—	2,425
Ryanair Holdings PLC(T)	1 Month EURIBOR minus 40bps(M)	JPMorgan Chase Bank, N.A.	4/15/21	EUR (32)	(5,123)	—	(5,123)
Trupanion, Inc.(T)	1 Month LIBOR minus 250bps(M)	Citibank, N.A.	3/10/21	(77)	(34,542)	—	(34,542)
Trupanion, Inc.(T)	1 Month LIBOR minus 300bps(M)	JPMorgan Chase Bank, N.A.	4/15/21	(6)	(2,288)	—	(2,288)

					$76,753	$—	$76,753

(1)

On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the tables below for the swap constituents. To the extent that any swap is composed of the greater than 50 constituents, the Portfolio is only required to disclose the top 50.

The following table represents the individual positions and related values of underlying securities of Goldman Sachs Client Custom Index total return swap with Goldman Sachs International, as of June 30, 2020, termination date 04/15/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Skyworks Solutions, Inc.	1,330	$170,054	2.07%
Kroger Co. (The)	4,421	149,651	1.82%
Tiffany & Co.	1,151	140,353	1.71%
DaVita, Inc.	1,727	136,675	1.66%
eBay, Inc.	2,557	134,115	1.63%
United Rentals, Inc.	892	132,944	1.62%
Fortune Brands Home & Security, Inc.	1,988	127,093	1.55%
Lennar Corp.	2,061	126,999	1.54%
State Street Corp.	1,947	123,732	1.50%
Freeport-McMoRan, Inc.	10,574	122,341	1.49%
Perrigo Co. PLC	2,198	121,483	1.48%
Cardinal Health, Inc.	2,325	121,342	1.48%
W. W. Grainger, Inc.	384	120,637	1.47%
Ameriprise Financial, Inc.	782	117,331	1.43%
Biogen, Inc.	437	116,919	1.42%

SEE NOTES TO FINANCIAL STATEMENTS.

A89

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Quest Diagnostics, Inc.	1,023	116,581	1.42%
First Republic Bank	1,092	115,741	1.41%
Parker-Hannifin Corp.	627	114,910	1.40%
Albemarle Corp.	1,468	113,344	1.38%
McKesson Corp.	735	112,764	1.37%
SVB Financial Group	517	111,429	1.36%
Seagate Technology PLC	2,297	111,198	1.35%
Kellogg Co.	1,658	109,527	1.33%
Eastman Chemical Co.	1,530	106,549	1.30%
LKQ Corp.	4,052	106,162	1.29%
Laboratory Corp. of America Holdings	625	103,819	1.26%
Newell Brands, Inc.	6,508	103,347	1.26%
Packaging Corp. of America	1,019	101,696	1.24%
NRG Energy, Inc.	3,019	98,299	1.20%
Whirlpool Corp.	755	97,795	1.19%
J. M. Smucker Co. (The)	922	97,557	1.19%
Aptiv PLC	1,234	96,153	1.17%
Affiliated Managers Group, Inc.	1,288	96,033	1.17%
AES Corp. (The)	6,621	95,938	1.17%
CenturyLink, Inc.	9,563	95,917	1.17%
Leggett & Platt, Inc.	2,645	92,972	1.13%
Constellation Brands, Inc.	531	92,898	1.13%
International Paper Co.	2,587	91,088	1.11%
PPL Corp.	3,509	90,673	1.10%
Dow, Inc.	2,210	90,080	1.10%
Mohawk Industries, Inc.	883	89,854	1.09%
LyondellBasell Industries NV	1,367	89,839	1.09%
Hess Corp.	1,701	88,129	1.07%
Iron Mountain, Inc.	3,371	87,983	1.07%
Mylan NV	5,292	85,095	1.03%
Westrock Co.	3,004	84,893	1.03%
Zions Bancorp N.A.	2,463	83,742	1.02%
Nucor Corp.	2,019	83,607	1.02%
Interpublic Group of Cos., Inc. (The)	4,863	83,449	1.01%
Truist Financial Corp.	2,186	82,083	1.00%

		$5,382,813

The following table represents the individual positions and related values of underlying securities of JPMorgan Custom Basket (JPNBGCND) Index total return swap with JPMorgan Chase Bank, N.A., as of June 30, 2020, termination date 10/29/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Amazon.com, Inc.	1,140	$3,144,161	26.60%
Home Depot, Inc. (The)	2,494	624,766	5.29%
Toyota Motor Corp.	7,178	450,138	3.81%
McDonald’s Corp.	2,176	401,421	3.40%
NIKE, Inc.	3,740	366,683	3.10%
LVMH Moet Hennessy Louis Vuitton SE	818	359,027	3.04%
Lowe’s Cos., Inc.	2,380	321,544	2.72%
Starbucks Corp.	3,769	277,337	2.35%
Sony Corp.	3,859	264,238	2.24%
Booking Holdings, Inc.	140	222,617	1.88%
TJX Cos., Inc. (The)	3,911	197,743	1.67%
Target Corp.	1,558	186,793	1.58%
eBay, Inc.	3,206	168,167	1.42%
Dollar General Corp.	791	150,771	1.28%
adidas AG	560	147,126	1.24%
Kering SA	256	139,106	1.18%
Honda Motor Co. Ltd.	5,390	137,727	1.17%

SEE NOTES TO FINANCIAL STATEMENTS.

A90

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Daimler AG	3,315	134,731	1.14%
Chipotle Mexican Grill, Inc.	111	116,952	0.99%
O’Reilly Automotive, Inc.	276	116,557	0.99%
Cie Financiere Richemont SA	1,811	115,593	0.98%
Oriental Land Co. Ltd.	862	113,831	0.96%
Ross Stores, Inc.	1,333	113,607	0.96%
Fast Retailing Co. Ltd.	191	109,148	0.92%
Hermes International	130	109,092	0.92%
AutoZone, Inc.	96	108,716	0.92%
General Motors Co.	4,286	108,429	0.92%
Volkswagen AG	690	104,742	0.89%
Industria de Diseno Textil SA	3,834	101,596	0.86%
Yum! Brands, Inc.	1,146	99,641	0.84%
Compass Group PLC	7,071	97,331	0.82%
Aptiv PLC	1,207	94,043	0.80%
Michelin	843	87,561	0.74%
Bayerische Motoren Werke AG	1,356	86,621	0.73%
DR Horton, Inc.	1,541	85,445	0.72%
Best Buy Co., Inc.	927	80,869	0.68%
Panasonic Corp.	9,248	80,586	0.68%
Lennar Corp.	1,292	79,628	0.67%
Ford Motor Co.	13,037	79,268	0.67%
Sekisui House Ltd.	4,076	77,585	0.66%
Marriott International, Inc.	904	77,528	0.66%
Hilton Worldwide Holdings, Inc.	1,049	77,083	0.65%
Denso Corp.	1,834	71,512	0.61%
Dollar Tree, Inc.	764	70,783	0.60%
VF Corp.	1,159	70,644	0.60%
Bandai Namco Holdings, Inc.	1,329	69,828	0.59%
CarMax, Inc.	764	68,429	0.58%
Bridgestone Corp.	2,098	67,500	0.57%
Toyota Industries Corp.	1,263	66,902	0.57%
Tiffany & Co.	539	65,784	0.56%

		$10,566,930

The following table represents the individual positions and related values of underlying securities of JPMorgan Custom Basket (JPNBLQGS) Index total return swap with JPMorgan Chase Bank, N.A., as of June 30, 2020, termination date 07/19/21:

Reference Entity	Shares	Market Value	% of Total Index Value
Regeneron Pharmaceuticals, Inc.	3,242	$2,021,844	2.09%
Centene Corp.	31,662	2,012,105	2.08%
NVIDIA Corp.	5,021	1,907,715	1.97%
MarketAxess Holdings, Inc.	3,378	1,692,252	1.75%
Netflix, Inc.	3,691	1,679,759	1.73%
ABIOMED, Inc.	6,889	1,664,187	1.72%
Synopsys, Inc.	8,351	1,628,365	1.68%
Incyte, Corp.	15,505	1,612,038	1.66%
Autodesk, Inc.	6,494	1,553,182	1.60%
Vertex Pharmaceuticals, Inc.	5,308	1,540,924	1.59%
Old Dominion Freight Line, Inc.	8,972	1,521,514	1.57%
Chipotle Mexican Grill, Inc.	1,436	1,511,595	1.56%
MSCI, Inc.	4,508	1,504,832	1.55%
Dollar General Corp.	7,898	1,504,628	1.55%
Electronic Arts, Inc.	11,235	1,483,575	1.53%
Fortinet, Inc.	10,496	1,440,822	1.49%
Fastenal Co.	33,503	1,435,272	1.48%
IDEXX Laboratories, Inc.	4,312	1,423,496	1.47%
Illumina, Inc.	3,835	1,420,228	1.47%

SEE NOTES TO FINANCIAL STATEMENTS.

A91

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
IPG Photonics Corp.	8,620	1,382,482	1.43%
AmerisourceBergen Corp.	13,667	1,377,241	1.42%
Take-Two Interactive Software, Inc.	9,793	1,366,832	1.41%
KLA Corp.	6,910	1,343,762	1.39%
McCormick & Co., Inc.	7,478	1,341,684	1.38%
Lam Research Corp.	4,086	1,321,539	1.36%
Advanced Micro Devices, Inc.	25,116	1,321,328	1.36%
Analog Devices, Inc.	10,493	1,286,830	1.33%
Broadcom, Inc.	4,071	1,284,848	1.33%
JB Hunt Transport Services, Inc.	10,438	1,256,054	1.30%
DR Horton, Inc.	22,571	1,251,580	1.29%
Broadridge Financial Solutions, Inc.	9,664	1,219,463	1.26%
Texas Instruments, Inc.	9,604	1,219,365	1.26%
Lennar Corp.	19,782	1,218,943	1.26%
Keysight Technologies, Inc.	12,092	1,218,680	1.26%
Microchip Technology, Inc.	11,487	1,209,681	1.25%
Align Technology, Inc.	4,386	1,203,558	1.24%
Cardinal Health, Inc.	22,969	1,198,778	1.24%
Quanta Services, Inc.	30,540	1,198,082	1.24%
Arista Networks, Inc.	5,701	1,197,434	1.24%
Applied Materials, Inc.	19,775	1,195,420	1.23%
O’Reilly Automotive, Inc.	2,834	1,195,020	1.23%
CH Robinson Worldwide, Inc.	14,863	1,175,089	1.21%
T Rowe Price Group, Inc.	9,468	1,169,330	1.21%
Expeditors International of Washington, Inc.	15,368	1,168,552	1.21%
Mastercard, Inc.	3,903	1,153,996	1.19%
International Flavors & Fragrances, Inc.	9,389	1,149,816	1.19%
Leidos Holdings, Inc.	12,220	1,144,662	1.18%
Freeport-McMoRan, Inc.	97,276	1,125,486	1.16%
Micron Technology. Inc,	21,671	1,116,505	1.15%
First Republic Bank	10,498	1,112,686	1.15%

		$68,683,059

The following table represents the individual positions and related values of underlying securities of JPMorgan Custom Basket (JPNBRMV3) Index total return swap with JPMorgan Chase Bank, N.A., as of June 30, 2020, termination date 11/09/20:

Reference Entity	Shares	Market Value	% of Total Index Value
Newmont Mining Corp.	2,625	$162,089	1.88%
Fidelity National Information Services, Inc.	995	133,376	1.55%
Analog Devices, Inc.	1,034	126,841	1.47%
Roper Technologies, Inc.	275	106,875	1.24%
Agilent Technologies, Inc.	1,086	95,957	1.11%
Kroger Co. (The)	2,605	88,194	1.02%
Synopsys, Inc.	449	87,468	1.02%
Willis Towers Watson PLC	437	86,102	1.00%
PACCAR, Inc.	1,122	83,981	0.98%
IQVIA, Inc.	589	83,574	0.97%
Zimmer Biomet Holdings, Inc.	682	81,405	0.95%
Ball Corp.	1,098	76,300	0.89%
Williams Cos., Inc. (The)	3,905	74,275	0.86%
Archer-Daniels-Midland Co.	1,853	73,942	0.86%
Stanley Black & Decker, Inc.	507	70,690	0.82%
McCormick & Co., Inc.	381	68,366	0.79%
Corning, Inc.	2,620	67,868	0.79%
Motorola Solutions, Inc.	475	66,573	0.77%
Parker-Hannifin Corp.	356	65,155	0.76%
Keysight Technologies, Inc.	628	63,246	0.73%
Dollar Tree, Inc.	660	61,210	0.71%

SEE NOTES TO FINANCIAL STATEMENTS.

A92

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Arthur J Gallagher & Co.	603	58,820	0.68%
First Republic Bank	546	57,840	0.67%
Ameriprise Financial, Inc.	384	57,548	0.67%
Tyson Foods, Inc.	960	57,299	0.67%
Freeport-McMoRan, Inc.	4,881	56,470	0.66%
Republic Services, Inc.	674	55,324	0.64%
AMETEK, Inc.	615	54,937	0.64%
Cummins, Inc.	317	54,855	0.64%
Yum China Holdings, Inc.	1,102	52,982	0.62%
Laboratory Corp. of America Holdings	318	52,768	0.61%
Cardinal Health, Inc.	992	51,753	0.60%
Quest Diagnostics, Inc.	451	51,371	0.60%
Hologic, Inc.	897	51,101	0.59%
Best Buy Co., Inc.	579	50,520	0.59%
Kansas City Southern	336	50,205	0.58%
Fifth Third Bancorp	2,587	49,879	0.58%
M&T Bank Corp.	461	47,935	0.56%
Marvell Technology Group Ltd.	1,359	47,659	0.55%
Dover Corp.	480	46,303	0.54%
Nasdaq, Inc.	387	46,293	0.54%
Hartford Financial Services Group, Inc. (The)	1,182	45,581	0.53%
Qorvo, Inc.	407	45,032	0.52%
Hess Corp.	867	44,936	0.52%
Teleflex, Inc.	123	44,795	0.52%
Western Digital Corp.	1,000	44,168	0.51%
Leidos Holdings, Inc.	468	43,850	0.51%
Hormel Foods Corp.	908	43,819	0.51%
Steris PLC	282	43,258	0.50%
NortonLifeLock Inc.	2,169	43,020	0.50%

		$3,273,808

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$200,818	$(124,065)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$473,450	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A93

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks	$28,203,517	$—	$—
Preferred Stock	103,173	—	—
Convertible Bonds	—	353,297	—
Corporate Bonds	—	548,960	—
Unaffiliated Fund	2,084,037	—	—
Options Purchased	116,511	10,275	—

Total	$30,507,238	$912,532	$—

Liabilities
Common Stocks	$(4,369,342)	$(94,595)	$—
Exchange-Traded Fund	(64,320)	—	—
Options Written	(104,021)	(12,141)	—

Total	$(4,537,683)	$(106,736)	$—

Other Financial Instruments*
Assets
Futures Contracts	$44,464	$—	$—
OTC Total Return Swap Agreements	—	200,818	—

Total	$44,464	$200,818	$—

Liabilities
Futures Contracts	$(19,787)	$—	$—
OTC Total Return Swap Agreements	—	(124,065)	—

Total	$(19,787)	$(124,065)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Software	8.9%
Capital Markets	6.8
Unaffiliated Fund	6.1
IT Services	4.8
Professional Services	4.4
Interactive Media & Services	4.2
Multi-Utilities	3.7
Health Care Equipment & Supplies	3.7
Health Care Providers & Services	3.4
Internet & Direct Marketing Retail	3.4
Specialty Retail	3.2
Chemicals	3.1
Entertainment	3.0
Hotels, Restaurants & Leisure	2.8
Oil, Gas & Consumable Fuels	2.6
Technology Hardware, Storage & Peripherals	2.5
Trading Companies & Distributors	2.4
Electric Utilities	2.0
Food Products	1.9
Food & Staples Retailing	1.9
Electronic Equipment, Instruments & Components	1.8

Road & Rail	1.4%
Pharmaceuticals	1.4
Biotechnology	1.3
Aerospace & Defense	1.3
Banks	1.2
Textiles, Apparel & Luxury Goods	1.1
Commercial Services & Supplies	1.1
Water Utilities	0.8
Household Products	0.6
Semiconductors & Semiconductor Equipment	0.5
Machinery	0.5
Industrial Conglomerates	0.5
Tobacco	0.4
Retail	0.4
Options Purchased	0.4
Semiconductors	0.4
Healthcare-Services	0.3
Pipelines	0.3
Insurance	0.2
Leisure Products	0.2
Gas	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A94

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Airlines	0.2%
Life Sciences Tools & Services	0.2
Gas Utilities	0.2
Diversified Consumer Services	0.1
Diversified Financial Services	0.1
Media	0.0 *
Securities Sold Short
Aerospace & Defense	(0.1)
Life Sciences Tools & Services	(0.1)
Multi-Utilities	(0.2)
Exchange-Traded Fund	(0.2)
Containers & Packaging	(0.2)
Diversified Telecommunication Services	(0.3)
Building Products	(0.3)
Trading Companies & Distributors	(0.3)
Equity Real Estate Investment Trusts (REITs)	(0.3)
Energy Equipment & Services	(0.4)
Diversified Consumer Services	(0.4)

Health Care Equipment & Supplies	(0.4)%
Textiles, Apparel & Luxury Goods	(0.5)
Machinery	(0.5)
Chemicals	(0.6)
Semiconductors & Semiconductor Equipment	(0.7)
Specialty Retail	(0.7)
Electric Utilities	(0.7)
IT Services	(0.8)
Hotels, Restaurants & Leisure	(1.3)
Software	(2.0)
Capital Markets	(2.3)

78.6
Options Written	(0.3)
Other assets in excess of liabilities	21.7

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$44,464	*	Due from/to broker-variation margin futures	$18,615	*
Equity contracts	Unaffiliated investments	126,786		Options written outstanding, at value	116,162
Equity contracts	Unrealized appreciation on OTC swap agreements	200,818		Unrealized depreciation on OTC swap agreements	124,065
Interest rate contracts	—	—		Due from/to broker-variation margin futures	1,172	*

		$372,068			$260,014

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps
Equity contracts	$44,915	$44,726	$(218,646)	$97,476
Interest rate contracts	—	—	280	—

Total	$44,915	$44,726	$(218,366)	$97,476

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps
Equity contracts	$(47,774)	$(22,808)	$80,567	$399,310
Interest rate contracts	—	—	(1,172)	—

Total	$(47,774)	$(22,808)	$79,395	$399,310

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Short Positions(2)
$108,607	$29,867	$4,890,002

Total Return Swap Agreements(2)
$4,389,297

(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities Sold Short	Goldman Sachs & Co.	$(4,528,257)	$4,528,257	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$—	$(34,542)	$(34,542)	$—	$(34,542)
Goldman Sachs International	69,770	—	69,770	(69,770)	—
JPMorgan Chase Bank, N.A.	131,048	(89,523)	41,525	—	41,525
Nomura Securities International, Inc.	10,275	(12,141)	(1,866)	—	(1,866)

	$211,093	$(136,206)	$74,887	$(69,770)	$5,117

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A96

AST NEUBERGER BERMAN LONG/SHORT PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $27,732,138)	$31,419,770
Cash segregated for counterparty — OTC	270,000
Cash	5,776
Deposit with broker for securities sold short	7,126,665
Deposit with broker for centrally cleared/exchange-traded derivatives	473,450
Unrealized appreciation on OTC swap agreements	200,818
Receivable for investments sold	180,954
Dividends and interest receivable	27,066
Tax reclaim receivable	10,654
Receivable from affiliate	180
Receivable for Portfolio shares sold	62
Prepaid expenses	119

Total Assets	39,715,514

LIABILITIES
Securities sold short, at value (proceeds received $4,047,459)	4,528,257
Payable for investments purchased	304,526
Payable for Portfolio shares repurchased	156,255
Cash segregated from counterparty — OTC	140,000
Unrealized depreciation on OTC swap agreements	124,065
Options written outstanding, at value (proceeds received $116,176)	116,162
Due to broker-variation margin futures	85,271
Accrued expenses and other liabilities	29,457
Management fee payable	20,342
Payable to affiliate	10,654
Dividends payable on securities sold short	9,060
Distribution fee payable	1,404
Affiliated transfer agent fee payable	378

Total Liabilities	5,525,831

NET ASSETS	$34,189,683

Net assets were comprised of:
Partners’ Equity	$34,189,683

Net asset value and redemption price per share, $34,189,683 / 2,777,328 outstanding shares of beneficial interest	$12.31

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $2,943 foreign withholding tax, of which $176 is reimbursable by an affiliate)	$184,436
Interest income	80,857

Total income	265,293

EXPENSES
Management fee	183,994
Distribution fee	44,229
Dividends on securities sold short	69,266
Custodian and accounting fees	22,823
Audit fee	15,774
Broker fees and expenses on short sales	10,900
Legal fees and expenses	6,266
Trustees’ fees	4,747
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,474
Shareholders’ reports	3,124
Miscellaneous	7,416

Total expenses	372,013
Less: Fee waiver and/or expense reimbursement	(40,623)

Net expenses	331,390

NET INVESTMENT INCOME (LOSS)	(66,097)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	906,321
Futures transactions	(218,366)
Options written transactions	44,726
Short sales transactions	249,641
Swap agreements transactions	97,476
Foreign currency transactions	(445)

1,079,353

Net change in unrealized appreciation (depreciation) on:
Investments	(901,546)
Futures	79,395
Options written	(22,808)
Short sales	(12,282)
Swap agreements	399,310
Foreign currencies	1

(457,930)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	621,423

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$555,326

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$(66,097)	$52,646
Net realized gain (loss) on investment and foreign currency transactions	1,079,353	(235,580)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(457,930)	3,919,102

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	555,326	3,736,168

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [41,500 and 1,276,843 shares, respectively]	492,858	14,703,431
Portfolio shares repurchased [353,736 and 72,887 shares, respectively]	(4,163,165)	(836,466)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(3,670,307)	13,866,965

TOTAL INCREASE (DECREASE)	(3,114,981)	17,603,133

NET ASSETS:
Beginning of period	37,304,664	19,701,531

End of period	$34,189,683	$37,304,664

SEE NOTES TO FINANCIAL STATEMENTS.

A97

AST PIMCO DYNAMIC BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 109.8%

ASSET-BACKED SECURITIES — 27.7%
Collateralized Loan Obligations — 7.1%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 0.000%)
2.107%(c)	05/01/26	1,539	$1,533,510
Arbor Realty CLO Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.335%(c)	06/15/28	3,200	3,138,646
Cutwater Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
2.469%(c)	07/15/26	565	562,209
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.935%(c)	01/18/28	3,428	3,389,995
OCP CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.985%(c)	04/17/27	595	592,338
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.019%(c)	07/15/27	874	867,332
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.811%(c)	10/26/27	1,174	1,157,865
OFSI Fund Ltd. (Cayman Islands),
Series 2014-07A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
2.035%(c)	10/18/26	351	349,614
Trinitas CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
2.399%(c)	07/15/26	1,367	1,360,186
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
2.109%(c)	04/15/29	1,550	1,514,998
WhiteHorse Ltd. (Cayman Islands),
Series 2014-09A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
2.295%(c)	07/17/26	418	414,977

			14,881,670

Home Equity Loans — 3.0%
Accredited Mortgage Loan Trust,
Series 2006-02, Class A4, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
0.445%(c)	09/25/36	655	625,919
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP02, Class A2B, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.355%(c)	06/25/37	234	216,522
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.040%(c)	07/25/34	495	473,954

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Home Equity Loans (cont’d.)
Series 2006-EC02, Class M2, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.420%)
0.815%(c)	02/25/36	895	$885,305
Series 2007-HE02, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.415%(c)	02/25/37	1,378	1,199,336
Countrywide Asset-Backed Certificates,
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.415%(c)	05/25/37	800	665,388
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.385%(c)	06/25/37	1,232	961,952
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE03, Class 1A, 1 Month LIBOR + 0.225% (Cap N/A, Floor 0.225%)
0.410%(c)	05/25/37	1,283	1,162,530

			6,190,906

Other — 0.0%
Ready Capital Mortgage Financing LLC,
Series 2018-FL02, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.035%(c)	06/25/35	21	20,638

Residential Mortgage-Backed Securities — 9.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class M2, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.480%)
0.905%(c)	04/25/34	278	260,323
Series 2004-R08, Class M2, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.205%(c)	09/25/34	782	765,024
Series 2005-R09, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
0.655%(c)	11/25/35	922	896,091
Bayview Opportunity Master Fund Trust,
Series 2019-SBR01, Class A1, 144A
3.475%	06/28/34	435	429,575
CIT Mortgage Loan Trust,
Series 2007-01, Class 1M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.685%(c)	10/25/37	700	666,113
Countrywide Asset-Backed Certificates,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.385%(c)	06/25/47	792	690,637
Countrywide Asset-Backed Certificates Trust,
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.925%(c)	08/25/47	654	620,269
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.496%	12/25/35	496	498,411

SEE NOTES TO FINANCIAL STATEMENTS.

A98

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Fremont Home Loan Trust,
Series 2004-B, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
1.055%(c)	05/25/34	488	$464,267
Series 2006-E, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	01/25/37	1,139	707,595
GE-WMC Mortgage Securities Trust,
Series 2006-01, Class A2B, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	08/25/36	855	467,110
HSI Asset Securitization Corp. Trust,
Series 2006-OPT02, Class M4, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
0.705%(c)	01/25/36	800	668,895
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.395%(c)	10/25/36	736	702,208
Legacy Mortgage Asset Trust,
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	700	710,964
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	714	712,081
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
1.015%(c)	03/25/37	903	838,525
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)
0.805%(c)	08/25/33	637	609,574
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE01, Class A2D, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
0.415%(c)	11/25/36	1,232	832,471
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WCW03, Class M2, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.490%)
0.675%(c)	08/25/35	700	653,464
Saxon Asset Securities Trust,
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.495%(c)	09/25/37	648	605,288
SG Mortgage Securities Trust,
Series 2006-OPT02, Class A3D, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
0.395%(c)	10/25/36	1,000	721,401
Structured Asset Investment Loan Trust,
Series 2004-08, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
1.185%(c)	09/25/34	1,123	1,085,614
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	2,076	2,183,735
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	05/25/58	530	527,233

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	10/25/59	503	$501,376
Series 2019-SJ03, Class A1, 144A
3.000%(cc)	11/25/59	561	569,412
WaMu Asset-Backed Certificates WaMu Trust,
Series 2007-HE01, Class 1A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.335%(c)	01/25/37	708	589,896

			18,977,552

Student Loans — 8.5%
Academic Loan Funding Trust,
Series 2012-01A, Class A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.285%(c)	12/27/44	1,166	1,136,047
Access Group, Inc.,
Series 2015-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.885%(c)	07/25/56	647	632,367
ECMC Group Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.535%(c)	07/26/66	981	965,974
Series 2018-01A, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	02/27/68	2,113	2,052,086
EFS Volunteer No. 2 LLC,
Series 2012-01, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.535%(c)	03/25/36	1,374	1,364,842
EFS Volunteer No. 3 LLC,
Series 2012-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	04/25/33	743	733,557
Montana Higher Education Student Assistance Corp.,
Series 2012-01, Class A3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.240%(c)	07/20/43	850	823,478
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.235%(c)	12/27/66	1,619	1,569,843
Series 2017-05A, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.985%(c)	07/26/66	2,021	1,926,551
Northstar Education Finance, Inc.,
Series 2007-01, Class A1, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)
0.987%(c)	04/28/30	27	27,166
PHEAA Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.335%(c)	09/25/65	907	889,313
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.637%(c)	10/28/41	507	498,720

SEE NOTES TO FINANCIAL STATEMENTS.

A99

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Student Loans (cont’d.)
SLM Student Loan Trust,
Series 2003-07A, Class A5A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.513%(c)	12/15/33		857	$826,810
Series 2005-05, Class A4, 3 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.131%(c)	10/25/28		1,324	1,295,321
Series 2006-10, Class A5A, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)
1.091%(c)	04/25/27		63	63,170
Series 2008-02, Class A3, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.741%(c)	04/25/23		346	322,441
Series 2008-03, Class A3, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.991%(c)	10/25/21		442	425,065
Series 2008-04, Class A4, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.641%(c)	07/25/22		921	900,808
Series 2008-05, Class A4, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
2.691%(c)	07/25/23		455	447,519
Series 2008-06, Class A4, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.091%(c)	07/25/23		593	564,357
Series 2008-08, Class A4, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
2.491%(c)	04/25/23		229	226,697

				17,692,132

TOTAL ASSET-BACKED SECURITIES (cost $58,948,438)				57,762,898

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Bancorp Commercial Mortgage Trust (The),
Series 2018-CR03, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.035%(c)	01/15/33		78	74,151
Exantas Capital Corp. Ltd. (Cayman Islands),
Series 2018-RSO06, Class A, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.024%(c)	06/15/35		67	66,230

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $144,893)				140,381

CORPORATE BONDS — 23.7%
Aerospace & Defense — 0.4%
Spirit AeroSystems, Inc.,
Gtd. Notes
4.600%	06/15/28	(a)	900	727,932

Airlines — 0.3%
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29		300	303,750

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Airlines (cont’d.)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27			300	$300,306

					604,056

Auto Manufacturers — 2.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.400%	08/13/21	(v)		1,000	1,026,756
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.370% (Cap N/A, Floor 0.000%)
0.080%(c)	12/01/21		EUR	500	526,805
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.430% (Cap N/A, Floor 0.000%)
0.185%(c)	05/14/21		EUR	300	325,223
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
1.227%(c)	09/24/20			600	595,383
General Motors Financial Co., Inc.,
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.152%(c)	03/26/22		EUR	600	644,871
Toyota Motor Finance Netherlands BV (Japan),
Sr. Unsec’d. Notes, EMTN
2.764%	04/26/21	(v)		400	405,964
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	09/08/21		EUR	900	1,008,369

					4,533,371

Auto Parts & Equipment — 0.5%
Toyota Industries Corp. (Japan),
Sr. Unsec’d. Notes, 144A
3.110%	03/12/22	(v)		900	927,323

Banks — 6.2%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
8.875%(ff)	—	(rr)	EUR	200	232,003
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.380%
1.766%(c)	05/16/24			200	197,671
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	(a)		800	937,414
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.000%(ff)	—	(rr)		300	324,644
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28	(a)		700	810,381
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21	(a)		400	401,153
Citigroup, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
1.951%(c)	04/25/22			400	401,342
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	—	(rr)	EUR	600	692,638

SEE NOTES TO FINANCIAL STATEMENTS.

A100

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
1.144%(c)	09/26/23	(v)		800	$793,054
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.100%	11/12/21			400	408,350
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.500%(ff)	—	(rr)		300	309,160
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21			1,000	1,013,333
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22			400	418,887
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
5.875%(ff)	—	(rr)	GBP	600	728,591
ING Groep NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	—	(rr)		100	99,642
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
1.302%(c)	10/02/23	(v)		900	899,473
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.891%(c)	04/25/23	(v)		500	502,178
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.050%	08/16/23			300	325,835
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	—	(a)(rr)		700	702,642
Sr. Unsec’d. Notes, EMTN
2.000%(ff)	03/04/25		EUR	200	231,557
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	—	(rr)	GBP	400	505,536
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24	(a)		500	552,636
Societe Generale SA (France),
Jr. Sub. Notes, 144A
6.750%(ff)	—	(a)(rr)		600	595,335
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23	(a)		800	924,072

					13,007,527

Beverages — 0.3%
Constellation Brands, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.700%
1.092%(c)	11/15/21			400	399,203
Gtd. Notes
2.650%	11/07/22			200	208,585

					607,788

Building Materials — 0.2%
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27	(a)		400	384,179

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Chemicals — 0.2%
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		200	$181,461
Unigel Luxembourg SA (Brazil),
Gtd. Notes, 144A
8.750%	10/01/26		400	320,618

				502,079

Computers — 0.7%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	(a)	900	984,780
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26	(a)	370	383,270

				1,368,050

Diversified Financial Services — 1.6%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23		300	280,576
Banco BTG Pactual SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.500%	01/10/25		700	685,735
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23		100	102,543
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		700	655,818
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28	(a)	700	727,742
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
5.100%	07/16/23		600	525,811
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24	(a)	400	406,012

				3,384,237

Electric — 1.8%
Duke Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
0.965%(c)	03/11/22	(a)	600	600,157
LG&E & KU Energy LLC,
Sr. Unsec’d. Notes
4.375%	10/01/21		1,000	1,035,032
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/15/22	(v)	1,000	1,033,835
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.720%
1.080%(c)	02/25/22		300	301,625
Pacific Gas & Electric Co.,
First Mortgage
2.500%	02/01/31		500	488,842

SEE NOTES TO FINANCIAL STATEMENTS.

A101

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
3.500%	08/01/50		200	$193,340

				3,652,831

Entertainment — 0.1%
Colt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25		300	301,892

Foods — 0.2%
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21		400	407,047

Gas — 0.1%
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21		100	102,695

Healthcare-Products — 0.4%
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
1.066%(c)	03/19/21		800	799,900

Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.375%	09/15/22		200	211,987

Home Furnishings — 0.6%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22		1,300	1,337,475

Iron/Steel — 0.1%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.875%	11/21/36		200	261,199

Leisure Time — 0.3%
Carnival Corp.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/23		400	432,825
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
11.500%	06/01/25		200	208,440

				641,265

Media — 0.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	(a)	400	397,404
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	(a)	500	510,582
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		100	106,652

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Media (cont’d.)
RCS & RDS SA (Romania),
Sr. Sec’d. Notes, 144A
2.500%	02/05/25		EUR	500	$537,300

					1,551,938

Mining — 0.1%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	04/01/23	(a)		300	286,164

Oil & Gas — 1.9%
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	12/09/20			800	811,122
EQT Corp.,
Sr. Unsec’d. Notes
6.125%(cc)	02/01/25	(a)		300	298,887
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	02/25/30			400	398,331
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22			300	313,778
8.750%	05/23/26			900	1,063,032
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes
6.000%	10/28/22	(d)		5,000	120,000
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.840%	01/23/30			400	350,123
Reliance Holding USA, Inc. (India),
Gtd. Notes
5.400%	02/14/22			250	263,551
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25			600	334,661

					3,953,485

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc.,
Sr. Sec’d. Notes, 144A
7.000%	03/15/24	(a)		225	233,268

Pipelines — 0.5%
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28			900	943,838

Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25			200	200,631
4.400%	02/15/26			700	806,150
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
7.500%	06/01/25			200	204,498

					1,211,279

SEE NOTES TO FINANCIAL STATEMENTS.

A102

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Savings & Loans — 0.5%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.302%(ff)	03/08/29	(a)	1,000	$1,133,607

Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23		400	415,434
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21		900	917,393
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21		200	205,910

				1,538,737

Software — 0.4%
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22		700	724,130

Telecommunications — 0.7%
Sprint Communications, Inc.,
Gtd. Notes
7.000%	08/15/20		450	452,580
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24		300	338,335
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33		200	225,513
7.200%	07/18/36		150	178,700
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.550%	02/15/31		200	200,578

				1,395,706

Trucking & Leasing — 1.2%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/23		500	475,597
GATX Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
1.261%(c)	11/05/21		900	883,187
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		1,000	1,024,360
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21		200	200,308

				2,583,452

TOTAL CORPORATE BONDS (cost $50,407,897)				49,318,437

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.7%
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35		303	$290,389
Series 2005-65CB, Class 1A13
6.000%	01/25/36		734	663,168
Series 2006-HY11, Class A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.305%(c)	06/25/36		745	681,307
Series 2006-J02, Class A3
6.000%	04/25/36		780	587,681
Series 2007-OA03, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	04/25/47		649	570,478
American Home Mortgage Investment Trust,
Series 2005-04, Class 1A1, 1 Month LIBOR + 0.580% (Cap 11.000%, Floor 0.290%)
0.765%(c)	11/25/45		683	610,833
BCAP LLC Trust,
Series 2007-AA01, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.365%(c)	03/25/37		1,156	1,030,456
Bear Stearns Alt-A Trust,
Series 2006-01, Class 11A1, 1 Month LIBOR + 0.480% (Cap 11.500%, Floor 0.240%)
0.665%(c)	02/25/36		704	673,662
Citigroup Mortgage Loan Trust,
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66		732	729,558
Series 2019-C, Class A1, 144A
3.228%	09/25/59		464	462,077
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL04, Class A1, 144A
3.522%	08/26/58		924	943,206
Credit Suisse Mortgage Trust,
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58		469	475,949
Series 2019-RPL09, Class A1, 144A
3.092%(cc)	10/27/59		584	600,172
CSMC Mortgage-Backed Trust,
Series 2007-06, Class A1
6.421%(cc)	10/25/37		489	413,243
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA03, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.325%(c)	07/25/47		904	785,832
Durham Mortgages A PLC (United Kingdom),
Series 2018-AX, Class A, 3 Month GBP LIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.825%(c)	03/31/53	GBP	833	1,032,278
Fannie Mae REMICS,
Series 2010-135, Class AS, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.766%(c)	12/25/40		143	26,332
Series 2011-124, Class SC, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.366%(c)	12/25/41		500	107,230

SEE NOTES TO FINANCIAL STATEMENTS.

A103

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2012-05, Class SA, IO, 1 Month LIBOR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
5.766%(c)	02/25/42		535	$91,298
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1) + 6.670% (Cap 6.670%, Floor 0.000%)
6.486%(c)	07/25/42		323	62,522
Series 2013-096, Class SY, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.966%(c)	07/25/42		471	102,357
Series 2013-130, Class SN, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.466%(c)	10/25/42		600	119,747
Series 2014-06, Class SA, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.416%(c)	02/25/44		583	127,624
Series 2014-19, Class MS, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.416%(c)	11/25/39		262	8,618
Series 2015-20, Class ES, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.966%(c)	04/25/45		461	86,470
Series 2015-22, Class DS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.016%(c)	04/25/45		433	88,836
Series 2015-34, Class LS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.916%(c)	06/25/45		857	160,513
Series 2015-79, Class SE, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.066%(c)	11/25/45		343	72,246
Series 2016-01, Class SJ, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.966%(c)	02/25/46		894	162,019
Finsbury Square PLC (United Kingdom),
Series 2020-01A, Class A, 144A, 3 Month Sterling Overnight Index Average + 0.800% (Cap N/A, Floor 0.000%)
1.023%(c)	03/16/70	GBP	1,066	1,311,340
Freddie Mac REMICS,
Series 3753, Class SK, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.865%(c)	11/15/38		111	4,107
Series 3852, Class SW, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.815%(c)	05/15/41		488	88,106
Series 4314, Class SE, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.865%(c)	03/15/44		1,093	186,396
Series 4431, Class ST, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.915%(c)	01/15/45		979	179,836
Series 4468, Class SY, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.915%(c)	05/15/45		446	90,015
Series 4473, Class AS, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.415%(c)	05/15/45		880	155,666

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 4583, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.815%(c)	05/15/46	1,866	$336,840
Freddie Mac Strips,
Series 304, Class C45, IO
3.000%	12/15/27	502	32,119
Government National Mortgage Assoc.,
Series 2010-009, Class XD, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.405%(c)	01/16/40	1,083	231,015
Series 2010-009, Class YD, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
6.605%(c)	01/16/40	424	92,089
Series 2010-020, Class SE, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.060%(c)	02/20/40	779	158,170
Series 2010-037, Class SG, IO, 1 Month LIBOR x (1) + 5.700% (Cap 5.700%, Floor 0.000%)
5.510%(c)	03/20/40	463	86,109
Series 2010-101, Class S, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.810%(c)	08/20/40	1,196	232,378
Series 2011-50, Class PS, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.910%(c)	02/20/41	781	131,292
Series 2013-113, Class SA, IO, 1 Month LIBOR x (1) + 6.700% (Cap 6.700%, Floor 0.000%)
6.510%(c)	08/20/43	598	130,792
Series 2013-167, Class SG, IO, 1 Month LIBOR x (1) + 6.150% (Cap 6.150%, Floor 0.000%)
5.960%(c)	11/20/43	314	60,960
Series 2014-056, Class ST, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.905%(c)	12/16/39	903	167,475
Series 2014-132, Class SL, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.910%(c)	10/20/43	808	113,067
Series 2014-180, Class PI, IO
4.000%	08/20/44	325	39,612
Series 2014-188, Class IB, IO
4.000%	12/20/44	555	57,262
Series 2015-057, Class AS, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.410%(c)	04/20/45	2,262	358,259
Series 2015-064, Class SG, IO, 1 Month LIBOR x (1) + 5.600% (Cap 5.600%, Floor 0.000%)
5.410%(c)	05/20/45	1,231	217,437
Series 2015-095, Class GI, IO
4.500%	07/16/45	942	166,276
Series 2015-110, Class MS, IO, 1 Month LIBOR x (1) + 5.710% (Cap 5.710%, Floor 0.000%)
5.520%(c)	08/20/45	2,148	342,113
Series 2015-111, Class IM, IO
4.000%	08/20/45	1,103	132,940
Series 2015-111, Class IW, IO
4.000%	06/20/45	360	33,990

SEE NOTES TO FINANCIAL STATEMENTS.

A104

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.010%(c)	08/20/45	314	$49,733
Series 2015-112, Class SB, IO, 1 Month LIBOR x (1) + 5.740% (Cap 5.740%, Floor 0.000%)
5.550%(c)	08/20/45	585	101,043
Series 2015-126, Class HS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%) 6.010%(c) 09/20/45 594 110,176
Series 2015-126, Class IM, IO
4.000%	09/20/45	802	84,469
Series 2015-126, Class IQ, IO
4.000%	09/20/45	755	79,464
Series 2015-129, Class IC, IO
4.500%	09/16/45	274	44,983
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1) + 5.700% (Cap 5.700%, Floor 0.000%)
5.510%(c)	10/20/45	285	53,463
Series 2015-159, Class HS, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.010%(c)	11/20/45	495	84,919
Series 2015-167, Class AS, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.060%(c)	11/20/45	478	83,575
Series 2015-168, Class SD, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.010%(c)	11/20/45	459	83,014
Series 2016-01, Class ST, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.010%(c)	01/20/46	308	47,405
Series 2016-27, Class IA, IO
4.000%	06/20/45	805	75,453
Series 2016-88, Class S, IO, 1 Month LIBOR x (1) + 6.200% (Cap 6.200%, Floor 0.000%)
6.010%(c)	01/20/46	735	122,589
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.220%)
0.625%(c)	06/25/45	531	455,586
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
0.345%(c)	03/25/37	564	531,745
JPMorgan Alternative Loan Trust,
Series 2007-A02, Class 11A1, 1 Month LIBOR + 0.180% (Cap 11.500%, Floor 0.180%)
0.365%(c)	06/25/37	775	517,236
Lehman XS Trust,
Series 2005-07N, Class 1A1A, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.270%)
0.725%(c)	12/25/35	1,029	964,360
Mill City Mortgage Loan Trust,
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59	888	928,940
Morgan Stanley Mortgage Loan Trust,
Series 2007-15AR, Class 5A1
3.045%(cc)	12/25/37	821	617,289

Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		572	$618,228
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		1,109	1,163,053
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		1,243	1,302,776
RALI Trust,
Series 2007-QA05, Class 2A1
6.014%(cc)	09/25/37		856	702,143
Series 2007-QH08, Class A
2.624%(cc)	10/25/37		692	604,681
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.505%(c)	10/25/35		561	520,072
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.000% (Cap N/A, Floor 1.000%)
2.504%(c)	08/25/46		683	647,429
Warwick Finance Residential Mortgages No. One PLC (United Kingdom),
Series 01, Class A, 3 Month GBP LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.682%(c)	09/21/49	GBP	787	976,549

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $29,633,096)				28,472,135

SOVEREIGN BONDS — 2.3%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
1.250%	01/29/40	EUR	200	215,712
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	1,600	520,887
6.350%	08/12/28	PEN	6,000	2,003,824
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		600	568,252
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.850%	11/03/25		400	268,290
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		200	231,937
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24		200	198,568
5.750%	05/11/47		300	245,942
6.350%	08/10/24		600	606,962

TOTAL SOVEREIGN BONDS (cost $4,878,876)				4,860,374

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.7%
Federal National Mortgage Assoc.
2.500%	TBA		12,000	12,482,001
2.500%	TBA		13,200	13,700,838

SEE NOTES TO FINANCIAL STATEMENTS.

A105

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	TBA		32,000	$33,585,999

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $59,515,926)				59,768,838

U.S. TREASURY OBLIGATIONS — 13.6%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21	(k)	6,491	6,519,562
0.125%	01/15/30		1,196	1,292,935
0.250%	07/15/29		1,704	1,865,391
0.625%	01/15/26		43	46,752
0.750%	07/15/28	(a)	4,086	4,607,560
2.500%	01/15/29		4,466	5,724,560
U.S. Treasury Notes
0.625%	05/15/30	(a)	700	697,812
1.250%	08/31/24	(a)(h)(k)	5,000	5,208,984
1.500%	02/15/30	(a)	2,200	2,377,375

TOTAL U.S. TREASURY OBLIGATIONS (cost $27,811,490)				28,340,931

TOTAL LONG-TERM INVESTMENTS (cost $231,340,616)				228,663,994

			Shares

SHORT-TERM INVESTMENTS — 33.8%

AFFILIATED MUTUAL FUNDS — 13.8%
PGIM Core Ultra Short Bond Fund(w)			826,322	826,322
PGIM Institutional Money Market Fund (cost $28,025,037; includes $28,017,876 of cash collateral for securities on loan)(b)(w)			28,023,691	28,023,691

TOTAL AFFILIATED MUTUAL FUNDS (cost $28,851,359)				28,850,013

Interest Rate	Maturity Date		Principal Amount (000)#

CERTIFICATE OF DEPOSIT — 0.4%
Lloyds Bank Corporate Markets PLC (United Kingdom), 3 Month LIBOR + 0.500%
1.820%(c)	10/26/20		900	900,470

(cost $900,000)

REPURCHASE AGREEMENT(m) — 12.6%
TD Securities (USA) LLC, 0.130%,dated 06/30/20, due 07/01/20 in the amount of $26,200,095
(cost $26,200,000)			26,200	26,200,000

U.S. TREASURY OBLIGATIONS(n) — 7.0%
U.S. Treasury Bills
0.095%	07/23/20	(h)	300	299,978
0.120%	08/06/20		2,900	2,899,625

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS(n) (continued)
0.145%	07/28/20	(a)	11,300	$11,298,877

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,498,405)				14,498,480

TOTAL SHORT-TERM INVESTMENTS (cost $70,449,764)				70,448,963

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 143.6% (cost $301,790,380)				299,112,957

OPTIONS WRITTEN*~ — (0.0)% (premiums received $4,320)				(4,013)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 143.6% (cost $301,786,060)				299,108,944
Liabilities in excess of other assets(z) — (43.6)%				(90,793,341)

NET ASSETS — 100.0%				$208,315,603

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

~	See tables subsequent to the Schedule of Investments for options detail.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,374,862; cash collateral of $28,017,876 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)

Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment. (c) Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

SEE NOTES TO FINANCIAL STATEMENTS.

A106

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(m)	Repurchase agreement is collateralized by a U.S. Treasury Security (coupon rate 3.000%, maturity date 05/15/47), with the aggregate value, including accrued interest, of $26,633,971.

(n)	Rate shown reflects yield to maturity at purchased date.

(rr)	Perpetual security with no stated maturity date.

(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.HY.34.V5, 06/20/25	Call	Bank of America, N.A.	08/19/20	$104.00	CDX.HY.34.V5(Q)	5.00%(Q)	300	$(533)
CDX.HY.34.V5, 06/20/25	Put	Bank of America, N.A.	08/19/20	$93.00	5.00%(Q)	CDX.HY.34.V5(Q)	300	(3,480)

Total Options Written (premiums received $4,320)								$(4,013)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
192	5 Year U.S. Treasury Notes	Sep. 2020	$24,142,501	$59,380
10	10 Year Euro-Bund	Sep. 2020	1,983,202	18,025
26	10 Year U.S. Treasury Notes	Sep. 2020	3,618,469	15,606
41	Euro-BTP Italian Government Bond	Sep. 2020	6,627,616	211,940

				304,951

Short Position:
54	20 Year U.S. Treasury Bonds	Sep. 2020	9,642,375	(22,012)

				$282,939

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 08/17/20	HSBC Bank USA, N.A.	EUR	453	$509,431	$509,483	$52	$—
Expiring 08/17/20	HSBC Bank USA, N.A.	EUR	97	109,010	109,094	84	—
Expiring 08/17/20	HSBC Bank USA, N.A.	EUR	95	105,951	106,846	895	—
Expiring 08/17/20	Morgan Stanley & Co. International PLC	EUR	126	138,286	141,710	3,424	—
Peruvian Nuevo Sol,
Expiring 09/09/20	Citibank, N.A.	PEN	6	1,819	1,769	—	(50)
Russian Ruble,
Expiring 07/17/20	Bank of America, N.A.	RUB	13,096	168,487	183,600	15,113	—
Expiring 07/17/20	HSBC Bank USA, N.A.	RUB	2,274	32,688	31,880	—	(808)
Expiring 07/27/20	HSBC Bank USA, N.A.	RUB	49,383	708,871	691,351	—	(17,520)
Expiring 07/27/20	HSBC Bank USA, N.A.	RUB	2,120	30,260	29,686	—	(574)
Expiring 08/14/20	Bank of America, N.A.	RUB	1,980	28,535	27,669	—	(866)
Expiring 08/14/20	Citibank, N.A.	RUB	29,060	422,627	406,080	—	(16,547)
Expiring 08/14/20	HSBC Bank USA, N.A.	RUB	12,238	176,616	171,005	—	(5,611)
Expiring 08/14/20	JPMorgan Chase Bank, N.A.	RUB	2,059	29,480	28,767	—	(713)

				$2,462,061	$2,438,940	19,568	(42,689)

SEE NOTES TO FINANCIAL STATEMENTS.

A107

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/17/20	Barclays Bank PLC	GBP	144	$175,428	$178,483	$—	$(3,055)
Expiring 08/17/20	JPMorgan Chase Bank, N.A.	GBP	2,411	2,971,876	2,988,348	—	(16,472)
Canadian Dollar,
Expiring 08/17/20	Bank of America, N.A.	CAD	1,091	775,432	803,711	—	(28,279)
Euro,
Expiring 08/17/20	Morgan Stanley & Co. International PLC	EUR	7,847	8,518,860	8,825,408	—	(306,548)
Russian Ruble,
Expiring 07/27/20	Bank of America, N.A.	RUB	9,646	138,000	135,044	2,956	—
Expiring 07/27/20	JPMorgan Chase Bank, N.A.	RUB	103,319	1,480,000	1,446,430	33,570	—

				$14,059,596	$14,377,424	36,526	(354,354)

						$56,094	$(397,043)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)		Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T Inc.	06/20/24	1.000	%(Q)		1,100	0.994%	$(438)	$514	$952
British Telecommunications PLC	12/20/24	1.000	%(Q)	EUR	500	0.927%	1,302	1,973	671

							$864	$2,487	$1,623

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federal Republic of Brazil	06/20/24	1.000	%(Q)	1,000	2.220%	$(46,384)	$(24,743)	$(21,641)	Citibank, N.A.
Republic of Colombia	06/20/24	1.000	%(Q)	200	1.287%	(2,191)	(1,708)	(483)	Citibank, N.A.
Republic of Colombia	12/20/24	1.000	%(Q)	700	1.441%	(13,302)	2,346	(15,648)	Citibank, N.A.
Republic of Turkey	06/20/24	1.000	%(Q)	100	4.723%	(13,272)	(11,994)	(1,278)	Deutsche Bank AG

						$(75,149)	$(36,099)	$(39,050)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.34	06/20/25	5.000	%(Q)	7,315	$392,727	$38,573	$(354,154)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.33	12/20/24	1.000%	(Q)	4,100	0.726%	$ 79,477	$50,351	$(29,126)

SEE NOTES TO FINANCIAL STATEMENTS.

A108

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Credit default swap agreements outstanding at June 30, 2020 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
CDX.NA.IG.34	06/20/25	1.000	%(Q)	2,500	0.757%	$(39,693)	$30,140	$69,833

						$39,784	$80,491	$40,707

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreement:
GBP2,000	10/15/33	3.579	%(T)	U.K. Retail Price Index(2)(T)	$732	$227,017	$226,285

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD 1,600	03/03/22	1.270%	(S)	3 Month CDOR(2)(S)	$—	$12,571	$ 12,571
CAD 400	03/03/22	1.273%	(S)	3 Month CDOR(2)(S)	—	3,158	3,158
CAD 700	06/17/22	1.500%	(S)	3 Month CDOR(2)(S)	2,650	9,723	7,073
CAD 600	03/03/25	1.220%	(S)	3 Month CDOR(2)(S)	—	9,120	9,120
CAD 500	03/03/25	1.275%	(S)	3 Month CDOR(2)(S)	4	8,607	8,603
CAD 300	03/03/25	1.276%	(S)	3 Month CDOR(2)(S)	—	5,176	5,176
CAD 200	03/03/25	1.290%	(S)	3 Month CDOR(2)(S)	—	3,406	3,406
CAD 800	03/04/25	1.235%	(S)	3 Month CDOR(2)(S)	1,055	12,963	11,908
GBP 1,600	12/16/25	0.500%	(A)	1 Day SONIA(1)(A)	(44,012)	(49,012)	(5,000)
GBP 13,900	12/16/25	0.500%	(S)	6 Month GBP LIBOR(1)(S)	(155,779)	(220,418)	(64,639)

SEE NOTES TO FINANCIAL STATEMENTS.

A109

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN 30,800	09/30/27	7.350%	(M)	28 Day Mexican Interbank Rate(2)(M)	$(89,360)	$173,986	$263,346
3,400	03/20/25	0.622%	(S)	3 Month LIBOR(2)(Q)	—	56,674	56,674
23,700	12/10/29	2.000%	(S)	3 Month LIBOR(1)(Q)	(334,335)	(3,106,373)	(2,772,038)
1,500	01/15/30	1.750%	(S)	3 Month LIBOR(1)(Q)	(16,498)	(168,587)	(152,089)
900	02/12/30	2.000%	(S)	3 Month LIBOR(1)(Q)	(14,945)	(124,604)	(109,659)
400	03/10/30	2.000%	(S)	3 Month LIBOR(1)(Q)	(352)	(55,284)	(54,932)
2,450	03/12/50	2.250%	(S)	3 Month LIBOR(1)(Q)	(456)	(905,238)	(904,782)

					$(652,028)	$(4,334,132)	$(3,682,104)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$2,346	$(38,445)	$—	$(39,050)

Reverse repurchase agreements outstanding at June 30, 2020:

Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at June 30, 2020
BNP Paribas S.A	0.550%	06/11/20	$5,159,141	07/17/20	$5,159,141

During the reporting period ended June 30, 2020, PIMCO Dynamic Bond held reverse repurchase agreements the entire period with an average market value of $3,673,020 and a daily weighted average interest rate of 0.85%. In addition, corporate bonds with a combined market value of $5,588,583 have been segregated as collateral to cover the requirement for the reverse repurchase agreement outstanding at period end.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc	$1,251,000	$2,373,878
Goldman Sachs & Co. LLC	—	485,707

Total	$1,251,000	$2,859,585

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Collateralized Loan Obligations	$—	$ 14,881,670	$—
Home Equity Loans	—	6,190,906	—
Other	—	20,638	—

SEE NOTES TO FINANCIAL STATEMENTS.

A110

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities	$—	$18,977,552	$—
Student Loans	—	17,692,132	—
Commercial Mortgage-Backed Securities	—	140,381	—
Corporate Bonds	—	49,318,437	—
Residential Mortgage-Backed Securities	—	28,472,135	—
Sovereign Bonds	—	4,860,374	—
U.S. Government Agency Obligations	—	59,768,838	—
U.S. Treasury Obligations	—	42,839,411	—
Affiliated Mutual Funds	28,850,013	—	—
Certificate of Deposit	—	900,470	—
Repurchase Agreement	—	26,200,000	—

Total	$28,850,013	$270,262,944	$—

Liabilities
Options Written	$—	$(4,013)	$—

Other Financial Instruments*
Assets
Futures Contracts	$304,951	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	56,094	—
Centrally Cleared Credit Default Swap Agreements	—	71,456	—
Centrally Cleared Inflation Swap Agreement	—	226,285	—
Centrally Cleared Interest Rate Swap Agreements	—	381,035	—

Total	$304,951	$734,870	$—

Liabilities
Futures Contracts	$(22,012)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(397,043)	—
Centrally Cleared Credit Default Swap Agreements	—	(383,280)	—
OTC Credit Default Swap Agreements	—	(75,149)	—
Centrally Cleared Interest Rate Swap Agreements	—	(4,063,139)	—

Total	$(22,012)	$(4,918,611)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Government Agency Obligations	28.7%
Residential Mortgage-Backed Securities	22.8
U.S. Treasury Obligations	20.6
Affiliated Mutual Funds (13.4% represents investments purchased with collateral from securities on loan)	13.8
Repurchase Agreement	12.6
Student Loans	8.5
Collateralized Loan Obligations	7.1
Banks	6.2
Home Equity Loans	3.0
Sovereign Bonds	2.3
Auto Manufacturers	2.2
Oil & Gas	1.9
Electric	1.8
Diversified Financial Services	1.6

Trucking & Leasing	1.2%
Media	0.7
Semiconductors	0.7
Telecommunications	0.7
Computers	0.7
Home Furnishings	0.6
Real Estate Investment Trusts (REITs)	0.6
Savings & Loans	0.5
Pipelines	0.5
Auto Parts & Equipment	0.5
Certificate of Deposit	0.4
Healthcare-Products	0.4
Aerospace & Defense	0.4
Software	0.4
Leisure Time	0.3

SEE NOTES TO FINANCIAL STATEMENTS.

A111

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Beverages	0.3%
Airlines	0.3
Chemicals	0.2
Foods	0.2
Building Materials	0.2
Entertainment	0.1
Mining	0.1
Iron/Steel	0.1
Pharmaceuticals	0.1
Home Builders	0.1

Commercial Mortgage-Backed Securities	0.1%
Gas	0.1
Other	0.0 *

143.6
Options Written	(0.0)*
Liabilities in excess of other assets	(43.6)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Due from/to broker-variation margin swaps	$71,456	*	Due from/to broker-variation margin swaps	$383,280	*
Credit contracts	Premiums paid for OTC swap agreements	2,346		Premiums received for OTC swap agreements	38,445
Credit contracts	—	—		Options written outstanding, at value	4,013
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	39,050
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	56,094		Unrealized depreciation on OTC forward foreign currency exchange contracts	397,043
Interest rate contracts	Due from/to broker-variation margin futures	304,951	*	Due from/to broker-variation margin futures	22,012	*
Interest rate contracts	Due from/to broker-variation margin swaps	607,320	*	Due from/to broker-variation margin swaps	4,063,139	*

		$1,042,167			$4,946,982

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$—	$—	$(433,798)
Foreign exchange contracts	—	—	—	(84,196)	—
Interest rate contracts	(4,190)	32,791	2,550,002	—	(2,857,255)

Total	$(4,190)	$32,791	$2,550,002	$(84,196)	$(3,291,053)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$307	$ —	$ —	$ (517,876)
Foreign exchange contracts	—	—	(256,474)	—
Interest rate contracts	—	705,773	—	(3,653,582)

Total	$307	$705,773	$(256,474)	$(4,171,458)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)
$1,383	$207,353	$36,628,315	$14,016,401	$9,977,990

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)
$21,474,132	$68,503,277	$2,438,333

Credit Default Swap Agreements— Sell Protection(2)		Inflation Swap Agreements(2)
$9,797,350		$2,537,200

(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	N/A	$27,374,862	$(27,374,862)	$—
Repurchase Agreements	TD Securities (USA) LLC	26,200,000	(26,200,000)	—
Reverse Repurchase Agreements	BNP Paribas S.A.	(5,159,141)	5,159,141	—

		$48,415,721

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$18,069	$(33,158)	$(15,089)	$—	$(15,089)
Barclays Bank PLC	—	(3,055)	(3,055)	—	(3,055)
Citibank, N.A.	2,346	(80,820)	(78,474)	78,474	—
Deutsche Bank AG	—	(13,272)	(13,272)	—	(13,272)
HSBC Bank USA, N.A.	1,031	(24,513)	(23,482)	—	(23,482)
JPMorgan Chase Bank, N.A.	33,570	(17,185)	16,385	—	16,385

SEE NOTES TO FINANCIAL STATEMENTS.

A113

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Morgan Stanley & Co. International PLC	$3,424	$(306,548)	$(303,124)	$271,981	$(31,143)

	$58,440	$(478,551)	$(420,111)	$350,455	$(69,656)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A114

AST PIMCO DYNAMIC BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $27,374,862:
Unaffiliated investments (cost $246,739,021)	$244,062,944
Affiliated investments (cost $28,851,359)	28,850,013
Repurchase Agreements (cost $26,200,000)	26,200,000
Foreign currency, at value (cost $834,851)	820,472
Receivable for investments sold	106,754,287
Deposit with broker for centrally cleared/exchange-traded derivatives	1,251,000
Dividends and interest receivable	880,861
Receivable for Portfolio shares sold	699,846
Due from broker-variation margin swaps	154,345
Due from broker-variation margin futures	70,795
Unrealized appreciation on OTC forward foreign currency exchange contracts	56,094
Premiums paid for OTC swap agreements	2,346
Prepaid expenses	360

Total Assets	409,803,363

LIABILITIES
Payable for investments purchased	167,227,921
Payable to broker for collateral for securities on loan	28,017,876
Reverse repurchase agreements	5,159,141
Unrealized depreciation on OTC forward foreign currency exchange contracts	397,043
Payable for Portfolio shares repurchased	339,707
Cash segregated from counterparty—OTC	90,000
Accrued expenses and other liabilities	84,132
Management fee payable	81,536
Unrealized depreciation on OTC swap agreements	39,050
Premiums received for OTC swap agreements	38,445
Distribution fee payable	8,518
Options written outstanding, at value (proceeds received $4,320)	4,013
Affiliated transfer agent fee payable	378

Total Liabilities	201,487,760

NET ASSETS	$208,315,603

Net assets were comprised of:
Partners’ Equity	$208,315,603

Net asset value and redemption price per share, $208,315,603 / 20,624,675 outstanding shares of beneficial interest	$10.10

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$2,872,627
Income from securities lending, net (including affiliated income of $17,675)	17,902
Affiliated dividend income	5,881

Total income	2,896,410

EXPENSES
Management fee	726,911
Distribution fee	255,056
Custodian and accounting fees	50,417
Audit fee	28,394
Interest expense on borrowed bonds—short and reverse repurchase agreements	17,683
Legal fees and expenses	7,074
Trustees’ fees	6,123
Shareholders’ reports	4,611
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,461
Miscellaneous	12,738

Total expenses	1,112,468

NET INVESTMENT INCOME (LOSS)	1,783,942

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,993))	5,108,057
Futures transactions	2,550,002
Forward currency contract transactions	(84,196)
Options written transactions	32,791
Swap agreements transactions	(3,291,053)
Foreign currency transactions	(215,391)

4,100,210

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,696))	(4,401,231)
Futures	705,773
Forward currency contracts	(256,474)
Options written	307
Swap agreements	(4,171,458)
Foreign currencies	(16,256)

(8,139,339)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(4,039,129)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,255,187)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,783,942	$6,039,985
Net realized gain (loss) on investment and foreign currency transactions	4,100,210	(374,175)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(8,139,339)	8,197,621

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,255,187)	13,863,431

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [5,175,644 and 6,799,441 shares, respectively]	51,165,230	66,853,323
Portfolio shares repurchased [7,521,197 and 13,013,113 shares, respectively]	(72,358,332)	(128,880,818)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(21,193,102)	(62,027,495)

TOTAL INCREASE (DECREASE)	(23,448,289)	(48,164,064)
NET ASSETS:
Beginning of period	231,763,892	279,927,956

End of period	$208,315,603	$231,763,892

SEE NOTES TO FINANCIAL STATEMENTS.

A115

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.0%

AFFILIATED MUTUAL FUNDS — 43.1%
AST High Yield Portfolio*	290,714	$3,069,940
AST Prudential Core Bond Portfolio*	1,771,975	24,329,224
AST QMA US Equity Alpha Portfolio*	678,586	20,703,665
PGIM Select Real Estate Fund (Class R6)	218,773	2,461,192

TOTAL AFFILIATED MUTUAL FUNDS (cost $45,837,998)(w)		50,564,021

COMMON STOCKS — 13.3%
Aerospace & Defense — 0.0%
Aselsan Elektronik Sanayi Ve Ticaret A/S (Turkey)	1,923	9,160

Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)*	8,888	327,635

Airlines — 0.1%
Air Canada (Canada)*	2,400	29,965
Deutsche Lufthansa AG (Germany)*	5,978	60,327
Turk Hava Yollari AO (Turkey)*	16,349	29,988

		120,280

Auto Components — 0.1%
Hankook Tire & Technology Co. Ltd. (South Korea)	1,484	30,597
Hyundai Mobis Co. Ltd. (South Korea)	189	30,281

		60,878

Automobiles — 0.1%
Hyundai Motor Co. (South Korea)	734	60,291
Kia Motors Corp. (South Korea)	2,436	65,593
Peugeot SA (France)*	1,984	32,560

		158,444

Banks — 0.8%
Absa Group Ltd. (South Africa)	7,569	37,514
Bank of Communications Co. Ltd. (China) (Class H Stock)	46,000	28,395
BNK Financial Group, Inc. (South Korea)	13,195	55,090
Chiba Bank Ltd. (The) (Japan)	4,100	19,318
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	62,000	27,037
China Everbright Bank Co. Ltd. (China) (Class H Stock)	90,000	33,990
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	42,100	28,925
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class H Stock)	82,000	32,482
Hana Financial Group, Inc. (South Korea)	6,767	154,003
Industrial Bank of Korea (South Korea)	9,966	67,352
Japan Post Bank Co. Ltd. (Japan)	200	1,486
KB Financial Group, Inc. (South Korea)	2,412	68,693
Mediobanca Banca di Credito Finanziario SpA (Italy)	3,419	24,723
Nedbank Group Ltd. (South Africa)	6,126	36,046
Sberbank of Russia PJSC (Russia)*	9,580	27,299
Shinhan Financial Group Co. Ltd. (South Korea)	3,925	94,634

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Standard Bank Group Ltd. (South Africa)	1,044	$6,233
Turkiye Garanti Bankasi A/S (Turkey)*	18,357	22,779
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)*	6,245	5,105
VTB Bank PJSC (Russia)	115,450,000	56,648
Woori Financial Group, Inc. (South Korea)	9,448	69,808

		897,560

Beverages — 0.1%
Coca-Cola HBC AG (Switzerland)	2,305	58,098
Diageo PLC (United Kingdom)	1,895	63,053

		121,151

Capital Markets — 0.1%
CI Financial Corp. (Canada)	3,200	40,707
Hargreaves Lansdown PLC (United Kingdom)	1,448	29,335
Meritz Securities Co. Ltd. (South Korea)	13,489	34,200
Reinet Investments SCA (Luxembourg) .	429	7,526
Singapore Exchange Ltd. (Singapore)	9,400	56,535

		168,303

Chemicals — 0.0%
Teijin Ltd. (Japan)	1,700	27,018

Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	9,000	69,806

Construction & Engineering — 0.1%
Daelim Industrial Co. Ltd. (South Korea)	847	58,135
Daewoo Engineering & Construction
Co. Ltd. (South Korea)*	2,815	8,067
GS Engineering & Construction Corp. (South Korea)	359	7,366

		73,568

Construction Materials — 0.0%
James Hardie Industries PLC, CDI	2,314	44,767

Diversified Financial Services — 0.1%
Grupo de Inversiones Suramericana SA (Colombia)	1,990	9,871
Haci Omer Sabanci Holding A/S (Turkey)	22,952	31,105
M&G PLC (United Kingdom)	8,358	17,412
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	5,300	25,086
ORIX Corp. (Japan)	2,200	27,109
REC Ltd. (India)	29,232	41,679

		152,262

Diversified Telecommunication Services — 0.2%
Elisa OYJ (Finland)	515	31,327
Nippon Telegraph & Telephone Corp. (Japan)	7,000	163,137
Proximus SADP (Belgium)	1,499	30,600

SEE NOTES TO FINANCIAL STATEMENTS.

A116

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Diversified Telecommunication Services (cont’d.)
Telenor ASA (Norway)	2,188	$31,914

		256,978

Electric Utilities — 0.7%
Centrais Eletricas Brasileiras SA (Brazil)*	11,000	63,333
Chubu Electric Power Co., Inc. (Japan)	2,500	31,325
Endesa SA (Spain)	1,382	34,139
Enel SpA (Italy)	32,270	279,502
Energisa SA (Brazil), UTS	3,800	34,736
Equatorial Energia SA (Brazil)	11,100	47,620
Fortum OYJ (Finland)	3,533	67,583
Iberdrola SA (Spain)	3,761	43,716
Inter RAO UES PJSC (Russia)	264,000	18,334
PGE Polska Grupa Energetyczna SA (Poland)*	30,972	54,181
Power Grid Corp. of India Ltd. (India)	5,707	13,197
Red Electrica Corp. SA (Spain)	1,876	35,115
Terna Rete Elettrica Nazionale SpA (Italy)	7,782	53,681
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	9,300	28,577

		805,039

Electronic Equipment, Instruments & Components — 0.3%
AU Optronics Corp. (Taiwan)	132,000	41,642
Delta Electronics, Inc. (Taiwan)	6,000	34,214
Foxconn Technology Co. Ltd. (Taiwan)	13,000	24,918
Hon Hai Precision Industry Co. Ltd. (Taiwan)	24,000	70,313
Synnex Technology International Corp. (Taiwan)	45,000	63,592
Walsin Technology Corp. (Taiwan)	4,000	24,424
WPG Holdings Ltd. (Taiwan)	9,000	11,969
Yageo Corp. (Taiwan)	2,000	26,038
Zhen Ding Technology Holding Ltd. (Taiwan)	11,000	48,172

		345,282

Entertainment — 0.0%
CD Projekt SA (Poland)*	348	34,922

Equity Real Estate Investment Trusts (REITs) — 0.2%
Covivio (France)	465	33,851
Klepierre SA (France)	3,910	78,247
Unibail-Rodamco-Westfield (France)	1,129	64,253

		176,351

Food & Staples Retailing — 0.4%
Cencosud SA (Chile)	9,026	12,637
Empire Co. Ltd. (Canada) (Class A Stock)	1,600	38,315
George Weston Ltd. (Canada)	200	14,651
ICA Gruppen AB (Sweden)	750	35,637
Jeronimo Martins SGPS SA (Portugal)*	2,102	36,818
Koninklijke Ahold Delhaize NV (Netherlands)	11,719	320,732
Loblaw Cos. Ltd. (Canada)	700	34,087

	Shares	Value

COMMON STOCKS (continued)
Food & Staples Retailing (cont’d.)
Metro, Inc. (Canada)	600	$24,749

		517,626

Food Products — 0.1%
a2 Milk Co. Ltd. (New Zealand)*	2,554	33,359
Associated British Foods PLC (United Kingdom)	1,030	24,469
Indofood CBP Sukses Makmur Tbk PT (Indonesia)	19,900	13,047
Nestle Malaysia Bhd (Malaysia)	900	29,357
Yamazaki Baking Co. Ltd. (Japan)	1,200	20,638

		120,870

Gas Utilities — 0.2%
Enagas SA (Spain)	1,359	33,303
Naturgy Energy Group SA (Spain)	1,842	34,285
Osaka Gas Co. Ltd. (Japan)	400	7,894
Snam SpA (Italy)	14,247	69,598
Toho Gas Co. Ltd. (Japan)	600	30,062
Tokyo Gas Co. Ltd. (Japan)	1,400	33,480

		208,622

Health Care Equipment & Supplies — 0.6%
Asahi Intecc Co. Ltd. (Japan)	500	14,168
Coloplast A/S (Denmark) (Class B Stock)	214	33,271
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	1,588	36,373
Hartalega Holdings Bhd (Malaysia)	20,200	61,575
Hoya Corp. (Japan)	1,000	95,232
Koninklijke Philips NV (Netherlands)*	6,595	309,368
Olympus Corp. (Japan)	2,400	46,276
Sysmex Corp. (Japan)	500	38,195
Top Glove Corp. Bhd (Malaysia)	22,600	85,465

		719,923

Health Care Providers & Services — 0.1%
Bangkok Dusit Medical Services PCL (Thailand)	49,500	36,243
Bumrungrad Hospital PCL (Thailand)	7,900	29,837

		66,080

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	10,970	67,892
Berkeley Group Holdings PLC (United Kingdom)	1,402	72,533
Coway Co. Ltd. (South Korea)	1,109	66,617
LG Electronics, Inc. (South Korea)	690	36,531
Nien Made Enterprise Co. Ltd. (Taiwan)	2,000	19,493
Persimmon PLC (United Kingdom)*	1,904	54,168
Taylor Wimpey PLC (United Kingdom)	43,132	76,711

		393,945

Household Products — 0.0%
Essity AB (Sweden) (Class B Stock)*	987	31,941

SEE NOTES TO FINANCIAL STATEMENTS.

A117

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.
(Japan)	2,100	$39,839
Engie Brasil Energia SA (Brazil)	2,900	22,590

		62,429

Industrial Conglomerates — 0.2%
Alfa SAB de CV (Mexico) (Class A Stock)	16,300	9,155
CITIC Ltd. (China)	30,000	28,330
CJ Corp. (South Korea)	437	31,529
Hanwha Corp. (South Korea)	1,902	35,198
Jardine Matheson Holdings Ltd. (Hong Kong)	900	37,720
KOC Holding A/S (Turkey)	9,395	24,783
Shanghai Industrial Holdings Ltd. (China)	3,000	4,620

		171,335

Insurance — 0.5%
Aegon NV (Netherlands)	4,541	13,626
Ageas SA/NV (Belgium)	740	26,323
Aviva PLC (United Kingdom)	7,336	25,034
AXA SA (France)*	1,879	39,645
BB Seguridade Participacoes SA (Brazil)	8,100	41,065
DB Insurance Co. Ltd. (South Korea)	292	10,396
Direct Line Insurance Group PLC (United Kingdom)	9,104	30,684
Fairfax Financial Holdings Ltd. (Canada)	100	30,895
Great-West Lifeco, Inc. (Canada)	1,500	26,296
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	1,944	37,082
iA Financial Corp., Inc. (Canada)	700	23,440
Intact Financial Corp. (Canada)	200	19,035
Manulife Financial Corp. (Canada)	2,100	28,570
NN Group NV (Netherlands)	1,053	35,445
Old Mutual Ltd. (South Africa)	25,745	17,946
Porto Seguro SA (Brazil)	4,800	45,051
RSA Insurance Group PLC (United Kingdom)	1,361	6,939
SCOR SE (France)*	1,255	34,568
Sul America SA (Brazil), UTS	4,600	38,640
Sun Life Financial, Inc. (Canada)	800	29,399

		560,079

Interactive Media & Services — 0.1%
Auto Trader Group PLC (United Kingdom), 144A	10,930	71,587

IT Services — 0.9%
Amadeus IT Group SA (Spain)	606	31,698
Atos SE (France)*	460	39,474
Fujitsu Ltd. (Japan)	500	58,579
HCL Technologies Ltd. (India)	41,657	307,814
Infosys Ltd. (India)	9,735	95,409
Itochu Techno-Solutions Corp. (Japan)	1,000	37,666
Nomura Research Institute Ltd. (Japan).	1,900	51,878
Otsuka Corp. (Japan)	700	36,897

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Tata Consultancy Services Ltd. (India)	8,664	$238,104
Tech Mahindra Ltd. (India)	8,405	60,414
Wipro Ltd. (India)	51,601	150,332

		1,108,265

Machinery — 0.1%
ANDRITZ AG (Austria)*	495	18,063
Epiroc AB (Sweden) (Class B Stock)	856	10,508
Metso OYJ (Finland)	639	21,020
Yangzijiang Shipbuilding Holdings Ltd. (China)	21,700	14,557
Zoomlion Heavy Industry Science & Technology Co. Ltd. (China) (Class H Stock)*	3,200	2,477

		66,625

Marine — 0.0%
MISC Bhd (Malaysia)	4,600	8,267

Media — 0.0%
Telenet Group Holding NV (Belgium)	397	16,401
WPP PLC (United Kingdom)	2,858	22,420

		38,821

Metals & Mining — 1.4%
Alrosa PJSC (Russia)	59,120	54,197
BHP Group Ltd. (Australia)	1,577	39,297
BHP Group PLC (Australia)	1,919	39,636
BlueScope Steel Ltd. (Australia)	4,356	35,408
Eregli Demir ve Celik Fabrikalari TAS (Turkey)*	111,688	140,355
Evolution Mining Ltd. (Australia)	5,337	21,136
Evraz PLC (Russia)	20,667	74,585
Fortescue Metals Group Ltd. (Australia).	31,924	308,190
Kumba Iron Ore Ltd. (South Africa)	1,555	41,879
Magnitogorsk Iron & Steel Works PJSC (Russia)	127,600	67,468
MMC Norilsk Nickel PJSC (Russia)	1,024	269,742
Novolipetsk Steel PJSC (Russia)	17,680	34,978
Polyus PJSC (Russia)	923	155,944
Rio Tinto Ltd. (Australia)	589	39,992
Rio Tinto PLC (Australia)	1,436	81,505
Severstal PJSC (Russia)	17,421	212,440
South32 Ltd. (Australia)	10,325	14,642

		1,631,394

Multiline Retail — 0.1%
Hyundai Department Store Co. Ltd.
(South Korea)	509	23,952
Wesfarmers Ltd. (Australia)	1,359	42,370

		66,322

Oil, Gas & Consumable Fuels — 0.1%
Adaro Energy Tbk PT (Indonesia)	308,600	21,631
Repsol SA (Spain)	1,179	10,435
Tatneft PJSC (Russia)	955	7,698
United Tractors Tbk PT (Indonesia)	14,100	16,395

		56,159

SEE NOTES TO FINANCIAL STATEMENTS.

A118

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Personal Products — 0.1%
Unilever NV (United Kingdom)	2,644	$141,097

Pharmaceuticals — 1.1%
Astellas Pharma, Inc. (Japan)	2,500	41,717
AstraZeneca PLC (United Kingdom)	530	55,618
Chugai Pharmaceutical Co. Ltd. (Japan)	900	48,174
Dr. Reddy’s Laboratories Ltd. (India)	716	37,399
GlaxoSmithKline PLC (United Kingdom)	12,447	253,290
Novartis AG (Switzerland)	968	84,738
Novo Nordisk A/S (Denmark) (Class B Stock)	641	41,786
Orion OYJ (Finland) (Class B Stock)	4,583	221,339
Richter Gedeon Nyrt (Hungary)	1,527	31,583
Roche Holding AG (Switzerland)	794	276,567
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	13,124	161,819

		1,254,030

Professional Services — 0.3%
Randstad NV (Netherlands)	3,318	149,116
RELX PLC (United Kingdom)	1,519	35,377
Wolters Kluwer NV (Netherlands)	2,787	218,679

		403,172

Real Estate Management & Development — 0.9%
Agile Group Holdings Ltd. (China)	58,000	68,681
Aldar Properties PJSC (United Arab Emirates)	102,971	50,047
China Aoyuan Group Ltd. (China)	6,000	7,319
China Evergrande Group (China)	20,000	51,991
CIFI Holdings Group Co. Ltd. (China)	46,000	36,125
CK Asset Holdings Ltd. (Hong Kong)	9,000	53,712
Dar Al Arkan Real Estate Development Co. (Saudi Arabia)*	17,511	33,222
Emaar Properties PJSC (United Arab Emirates)*	60,623	45,274
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	54,400	63,950
Hang Lung Properties Ltd. (Hong Kong)	15,000	35,535
Henderson Land Development Co. Ltd. (Hong Kong)	6,900	26,273
Hongkong Land Holdings Ltd. (Hong Kong)	2,700	11,215
Kaisa Group Holdings Ltd. (China)*	67,000	25,522
Kerry Properties Ltd. (Hong Kong)	18,000	46,649
KWG Group Holdings Ltd. (China)*	25,500	42,945
Logan Property Holdings Co. Ltd. (China)	18,000	32,144
New World Development Co. Ltd. (Hong Kong)	5,000	23,740
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (China) (Class B Stock)	3,360	2,613
Shimao Group Holdings Ltd. (China)	10,500	44,610
Sino Land Co. Ltd. (Hong Kong)	8,000	10,072

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Sino-Ocean Group Holding Ltd. (China)	64,500	$15,604
SOHO China Ltd. (China)*	39,500	13,944
Sun Hung Kai Properties Ltd. (Hong Kong)	2,000	25,590
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	21,000	111,179
Swire Properties Ltd. (Hong Kong)	8,400	21,425
Wharf Holdings Ltd. (The) (Hong Kong).	27,000	55,250
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	6,000	28,730
Wheelock & Co. Ltd. (Hong Kong)	9,000	72,396
Yuexiu Property Co. Ltd. (China)	92,000	16,488

		1,072,245

Road & Rail — 0.1%
Canadian National Railway Co. (Canada)	400	35,389
Canadian Pacific Railway Ltd. (Canada)	100	25,436

		60,825

Semiconductors & Semiconductor Equipment — 0.6%
ASE Technology Holding Co. Ltd. (Taiwan)	15,000	34,587
Globalwafers Co. Ltd. (Taiwan)	3,000	41,313
MediaTek, Inc. (Taiwan)	3,000	59,176
Nanya Technology Corp. (Taiwan)	20,000	41,689
Novatek Microelectronics Corp. (Taiwan)	10,000	77,610
Phison Electronics Corp. (Taiwan)	4,000	39,951
Powertech Technology, Inc. (Taiwan)	13,000	47,706
Realtek Semiconductor Corp. (Taiwan)	6,000	61,307
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8,000	85,202
United Microelectronics Corp. (Taiwan)	271,000	146,837
Vanguard International Semiconductor Corp. (Taiwan)	14,000	37,077
Win Semiconductors Corp. (Taiwan)	4,000	40,800
Winbond Electronics Corp. (Taiwan)	66,000	30,177

		743,432

Software — 0.0%
Open Text Corp. (Canada)	200	8,493
Oracle Corp. (Japan)	300	35,608

		44,101

Specialty Retail — 0.4%
Hennes & Mauritz AB (Sweden) (Class B Stock)	16,273	237,843
Industria de Diseno Textil SA (Spain)	7,159	190,446
Kingfisher PLC (United Kingdom)	10,312	28,211

		456,500

Technology Hardware, Storage & Peripherals — 0.4%
Advantech Co. Ltd. (Taiwan)	7,000	70,427
Asustek Computer, Inc. (Taiwan)	10,000	73,486
Catcher Technology Co. Ltd. (Taiwan)	5,000	37,813

SEE NOTES TO FINANCIAL STATEMENTS.

A119

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Chicony Electronics Co. Ltd. (Taiwan)	15,000	$43,327
Compal Electronics, Inc. (Taiwan)	56,000	36,552
Inventec Corp. (Taiwan)	12,000	10,218
Lite-On Technology Corp. (Taiwan)	33,000	51,787
Micro-Star International Co. Ltd. (Taiwan)	10,000	36,559
Pegatron Corp. (Taiwan)	15,000	32,593
Quanta Computer, Inc. (Taiwan)	14,000	33,741
Wistron Corp. (Taiwan)	46,000	55,878

		482,381

Textiles, Apparel & Luxury Goods — 0.1%
Burberry Group PLC (United Kingdom)	3,996	79,643
Feng TAY Enterprise Co. Ltd. (Taiwan)	5,000	28,227
Pou Chen Corp. (Taiwan)	62,000	60,536

		168,406

Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	969	37,395
Imperial Brands PLC (United Kingdom)	1,879	35,938
Swedish Match AB (Sweden)	4,455	314,385

		387,718

Trading Companies & Distributors — 0.1%
ITOCHU Corp. (Japan)	1,600	34,457
Marubeni Corp. (Japan)	4,500	20,358
Posco International Corp. (South Korea)	626	7,322

		62,137

Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A*	208	27,872
Fraport AG Frankfurt Airport Services Worldwide (Germany)*	658	28,935

		56,807

Water Utilities — 0.0%
Cia de Saneamento Basico do Estadode Sao Paulo (Brazil)	4,900	52,081

Wireless Telecommunication Services — 0.3%
KDDI Corp. (Japan)	2,900	86,957
NTT DOCOMO, Inc. (Japan)	5,900	157,024
Softbank Corp. (Japan)	6,000	76,450
SoftBank Group Corp. (Japan)	1,600	80,912
Turkcell Iletisim Hizmetleri A/S (Turkey)	901	2,166

		403,509

TOTAL COMMON STOCKS (cost $16,409,390)		15,538,135

EXCHANGE-TRADED FUNDS — 37.4%
Franklin LibertyQ Emerging Markets ETF	28,000	693,700
Invesco QQQ Trust Series 1	26,300	6,511,880
iShares 10-20 Year Treasury Bond ETF.	3,100	518,785
iShares 1-3 Year Treasury Bond ETF	39,900	3,455,739
iShares 20+ Year Treasury Bond ETF	8,900	1,458,977

	Shares	Value

EXCHANGE-TRADED FUNDS (continued)
iShares 3-7 Year Treasury Bond ETF	29,500	$3,943,265
iShares 7-10 Year Treasury Bond ETF	8,100	987,147
iShares Core S&P 500 ETF	24,500	7,587,405
iShares Core U.S. Aggregate Bond ETF	37,300	4,409,233
iShares Currency Hedged MSCI Japan ETF (Japan)	6,000	184,320
iShares MSCI EAFE ETF	110,400	6,720,048
iShares MSCI Emerging Markets ETF	27,100	1,083,729
iShares MSCI France ETF (France)	94,200	2,582,964
iShares MSCI Germany ETF (Germany)	102,200	2,770,642
iShares MSCI Spain ETF (Spain)	3,500	78,610
SPDR S&P Biotech ETF	3,100	347,045
Technology Select Sector SPDR Fund	4,600	480,654

TOTAL EXCHANGE-TRADED FUNDS (cost $40,389,225)		43,814,143

PREFERRED STOCKS — 0.2%
Automobiles — 0.0%
Hyundai Motor Co. (South Korea) (2nd PRFC)	523	24,962

Electric Utilities — 0.1%
Centrais Eletricas Brasileiras SA (Brazil) (PRFC B)*	8,300	49,008
Cia Energetica de Minas Gerais (Brazil) (PRFC)	23,700	48,332
Cia Paranaense de Energia (Brazil) (PRFC)	2,900	32,626

		129,966

Oil, Gas & Consumable Fuels — 0.1%
Surgutneftegas PJSC (Russia) (PRFC) .	141,900	70,490

TOTAL PREFERRED STOCKS (cost $272,246)		225,418

TOTAL LONG-TERM INVESTMENTS (cost $102,908,859)		110,141,717

SHORT-TERM INVESTMENTS — 9.9%

AFFILIATED MUTUAL FUND — 9.4%
PGIM Core Ultra Short Bond Fund (cost $11,031,968)(w)	11,031,968	11,031,968

SEE NOTES TO FINANCIAL STATEMENTS.

A120

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) — 0.5%
U.S. Treasury Bills
0.160%	09/17/20	600	$599,818

(cost $599,792)
TOTAL SHORT-TERM INVESTMENTS (cost $11,631,760)			11,631,786

TOTAL INVESTMENTS — 103.9% (cost $114,540,619)			121,773,503

Liabilities in excess of other assets(z) — (3.9)%			(4,553,029)

NET ASSETS — 100.0%			$117,220,474

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
9	Mini MSCI EAFE Index	Sep. 2020	$800,280	$(12,754)
26	S&P 500 E-Mini Index	Sep. 2020	4,017,260	36,357

				$23,603

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$—	$599,818

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$—	$9,160	$—
Air Freight & Logistics	—	327,635	—
Airlines	29,965	90,315	—
Auto Components	—	60,878	—
Automobiles	—	158,444	—
Banks	83,947	813,613	—
Beverages	—	121,151	—
Capital Markets	40,707	127,596	—
Chemicals	—	27,018	—
Communications Equipment	—	69,806	—

SEE NOTES TO FINANCIAL STATEMENTS.

A121

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Construction & Engineering	$—	$73,568	$—
Construction Materials	—	44,767	—
Diversified Financial Services	9,871	142,391	—
Diversified Telecommunication Services	—	256,978	—
Electric Utilities	145,689	659,350	—
Electronic Equipment, Instruments & Components	—	345,282	—
Entertainment	—	34,922	—
Equity Real Estate Investment Trusts (REITs)	—	176,351	—
Food & Staples Retailing	124,439	393,187	—
Food Products	—	120,870	—
Gas Utilities	—	208,622	—
Health Care Equipment & Supplies	—	719,923	—
Health Care Providers & Services	—	66,080	—
Household Durables	—	393,945	—
Household Products	—	31,941	—
Independent Power & Renewable Electricity Producers	22,590	39,839	—
Industrial Conglomerates	9,155	162,180	—
Insurance	282,391	277,688	—
Interactive Media & Services	—	71,587	—
IT Services	—	1,108,265	—
Machinery	—	66,625	—
Marine	—	8,267	—
Media	—	38,821	—
Metals & Mining	—	1,631,394	—
Multiline Retail	—	66,322	—
Oil, Gas & Consumable Fuels	—	56,159	—
Personal Products	—	141,097	—
Pharmaceuticals	161,819	1,092,211	—
Professional Services	—	403,172	—
Real Estate Management & Development	23,740	1,048,505	—
Road & Rail	60,825	—	—
Semiconductors & Semiconductor Equipment	—	743,432	—
Software	8,493	35,608	—
Specialty Retail	—	456,500	—
Technology Hardware, Storage & Peripherals	—	482,381	—
Textiles, Apparel & Luxury Goods	—	168,406	—
Tobacco	—	387,718	—
Trading Companies & Distributors	—	62,137	—
Transportation Infrastructure	—	56,807	—
Water Utilities	52,081	—	—
Wireless Telecommunication Services	—	403,509	—
Preferred Stocks
Automobiles	—	24,962	—
Electric Utilities	129,966	—	—
Oil, Gas & Consumable Fuels	—	70,490	—
Exchange-Traded Funds	43,814,143	—	—
Affiliated Mutual Funds	61,595,989	—	—
U.S. Treasury Obligation	—	599,818	—

Total	$106,595,810	$15,177,693	$—

Other Financial Instruments*
Assets
Futures Contracts	$36,357	$—	$—

Liabilities
Futures Contracts	$(12,754)	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A122

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Affiliated Mutual Funds	52.5%
Exchange-Traded Funds	37.4
Metals & Mining	1.4
Pharmaceuticals	1.1
IT Services	0.9
Real Estate Management & Development	0.9
Electric Utilities	0.8
Banks	0.8
Semiconductors & Semiconductor Equipment	0.6
Health Care Equipment & Supplies	0.6
U.S. Treasury Obligation	0.5
Insurance	0.5
Food & Staples Retailing	0.4
Technology Hardware, Storage & Peripherals	0.4
Specialty Retail	0.4
Wireless Telecommunication Services	0.3
Professional Services	0.3
Household Durables	0.3
Tobacco	0.3
Electronic Equipment, Instruments & Components	0.3
Air Freight & Logistics	0.3
Diversified Telecommunication Services	0.2
Gas Utilities	0.2
Equity Real Estate Investment Trusts (REITs)	0.2
Industrial Conglomerates	0.2
Oil, Gas & Consumable Fuels	0.2
Automobiles	0.1
Textiles, Apparel & Luxury Goods	0.1
Capital Markets	0.1
Diversified Financial Services	0.1

Personal Products	0.1%
Beverages	0.1
Food Products	0.1
Airlines	0.1
Construction & Engineering	0.1
Interactive Media & Services	0.1
Communications Equipment	0.1
Machinery	0.1
Multiline Retail	0.1
Health Care Providers & Services	0.1
Independent Power & Renewable Electricity Producers	0.1
Trading Companies & Distributors	0.1
Auto Components	0.1
Road & Rail	0.1
Transportation Infrastructure	0.1
Water Utilities	0.0	*
Construction Materials	0.0	*
Software	0.0	*
Media	0.0	*
Entertainment	0.0	*
Household Products	0.0	*
Chemicals	0.0	*
Aerospace & Defense	0.0	*
Marine	0.0	*

	103.9
Liabilities in excess of other assets	(3.9)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives				Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$36,357	*	Due from/to broker-variation margin futures	$12,754	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A123

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$2,173	$(379,686)

(1) Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$34,686

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$5,432,337	$1,120,200

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A124

AST PRUDENTIAL FLEXIBLE MULTI-STRATEGY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Affiliated investments (cost $56,869,966)	$61,595,989
Unaffiliated investments (cost $57,670,653)	60,177,514
Foreign currency, at value (cost $23,217)	23,146
Cash	161
Dividends and interest receivable	59,855
Tax reclaim receivable	56,595
Due from broker-variation margin futures	53,720
Receivable from affiliate	404
Prepaid expenses and other assets	144

Total Assets	121,967,528

LIABILITIES
Payable for investments purchased	4,581,641
Accrued expenses and other liabilities	68,770
Payable for Portfolio shares repurchased	44,624
Payable to affiliate	28,749
Management fee payable	20,165
Distribution fee payable	2,727
Affiliated transfer agent fee payable	378

Total Liabilities	4,747,054

NET ASSETS	$117,220,474

Net assets were comprised of:
Partners’ Equity	$117,220,474

Net asset value and redemption price per share, $117,220,474 / 8,553,312 outstanding shares of beneficial interest	$13.70

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $29,791 foreign withholding tax, of which $7,568 is reimbursable by an affiliate)	$533,165
Affiliated dividend income	45,338
Interest income	2,123
Affiliated income from securities lending, net	348

Total income	580,974

EXPENSES
Management fee	442,156
Distribution fee	123,041
Custodian and accounting fees	91,305
Audit fee	14,719
Legal fees and expenses	5,734
Trustees’ fees	5,357
Transfer agent’s fees and expenses (including affiliated expense of $1,449)	3,314
Shareholders’ reports	3,049
Miscellaneous.	11,228

Total expenses	699,903
Less: Fee waiver and/or expense reimbursement	(299,588)
Distribution fee waiver	(53,101)

Net expenses	347,214

NET INVESTMENT INCOME (LOSS)	233,760

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $5,845,874)	2,003,272
Futures transactions	(379,686)
Foreign currency transactions	(8,760)

1,614,826

Net change in unrealized appreciation (depreciation)on:
Investments (including affiliated of $(7,192,345)) (net of change in foreign capital gains taxes $59,328)	(4,421,862)
Futures	34,686
Foreign currencies	1,457

(4,385,719)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(2,770,893)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,537,133)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$233,760	$568,532
Net realized gain (loss) on investment and foreign currency transactions	1,614,826	1,877,889
Net capital gain distributions received	—	54,962
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,385,719)	9,921,807

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,537,133)	12,423,190

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [569,660 and 686,966 shares, respectively]	7,599,708	9,276,404
Portfolio shares issued in merger [1,814,358 and 0 shares, respectively]	23,133,070	—
Portfolio shares repurchased [526,312 and 683,165 shares, respectively]	(6,666,304)	(9,230,909)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	24,066,474	45,495

CAPITAL CONTRIBUTIONS	—	34

TOTAL INCREASE (DECREASE)	21,529,341	12,468,719
NET ASSETS:
Beginning of period	95,691,133	83,222,414

End of period	$117,220,474	$95,691,133

SEE NOTES TO FINANCIAL STATEMENTS.

A125

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 97.1%
Australia — 9.0%
AGL Energy Ltd.	46,056	$545,468
Alumina Ltd.	331,720	376,361
Ampol Ltd.	20,300	413,605
Aurizon Holdings Ltd.	2,143,511	7,315,364
BHP Group Ltd.	238,770	5,949,816
BHP Group PLC	329,593	6,807,580
BlueScope Steel Ltd.	90,024	731,768
Coles Group Ltd.	100,122	1,196,259
Commonwealth Bank of Australia	275,985	13,323,022
CSL Ltd.	4,145	828,141
Evolution Mining Ltd.	113,438	449,252
Fortescue Metals Group Ltd.	821,480	7,930,463
Goodman Group, REIT	142,020	1,467,784
Lendlease Group	47,957	414,353
Magellan Financial Group Ltd.	145,656	5,955,380
Newcrest Mining Ltd.	62,537	1,382,113
Northern Star Resources Ltd.	52,548	494,075
Origin Energy Ltd.	575,540	2,347,265
Qantas Airways Ltd.	1,414,665	3,739,652
Rio Tinto Ltd.	30,333	2,059,530
Rio Tinto PLC	205,261	11,650,321
Santos Ltd.	1,733,323	6,404,313
Scentre Group, REIT	2,437,015	3,675,426
Sonic Healthcare Ltd.	26,984	570,657
Stockland, REIT	2,869,930	6,644,388
Treasury Wine Estates Ltd.	57,758	420,022
Wesfarmers Ltd.	91,815	2,862,544
Woolworths Group Ltd.	102,718	2,651,308

		98,606,230

Austria — 0.9%
ANDRITZ AG*	9,920	361,989
Erste Group Bank AG*	18,044	427,086
OMV AG*	204,802	6,931,237
Raiffeisen Bank International AG*	100,692	1,801,273

		9,521,585

Belgium — 0.4%
Ageas SA/NV	23,850	848,380
Colruyt SA	10,000	551,198
Proximus SADP	18,020	367,857
Telenet Group Holding NV	50,087	2,069,190
UCB SA	9,024	1,048,880

		4,885,505

China — 1.4%
BOC Hong Kong Holdings Ltd.	2,350,500	7,513,606
Prosus NV*	38,132	3,556,508
Wilmar International Ltd.	1,440,600	4,239,399

		15,309,513

Denmark — 1.3%
Carlsberg A/S (Class B Stock)	12,866	1,708,173
Danske Bank A/S*	57,946	776,050
Novo Nordisk A/S (Class B Stock)	142,332	9,278,411
Pandora A/S	8,340	456,073

	Shares	Value

COMMON STOCKS (continued)
Denmark (cont’d.)
Vestas Wind Systems A/S	16,168	$1,654,412

		13,873,119

Finland — 1.4%
Elisa OYJ	12,584	765,481
Fortum OYJ	355,913	6,808,271
Kone OYJ (Class B Stock)	43,559	2,998,806
Metso OYJ	70,797	2,328,895
Neste OYJ	34,823	1,367,416
Orion OYJ (Class B Stock)	21,489	1,037,823

		15,306,692

France — 9.2%
Atos SE*	5,352	459,273
AXA SA*(a)	142,234	3,000,962
BNP Paribas SA*	207,402	8,292,184
Capgemini SE	40,143	4,632,766
Cie de Saint-Gobain*	42,873	1,555,687
Cie Generale des Etablissements Michelin SCA*	75,597	7,820,900
Danone SA*	17,577	1,219,530
Eiffage SA*	6,911	634,319
Hermes International	7,805	6,558,497
Klepierre SA, REIT(a)	335,734	6,718,763
Legrand SA	21,482	1,642,517
L’Oreal SA*	8,072	2,595,997
LVMH Moet Hennessy Louis Vuitton SE	15,507	6,895,859
Orange SA.	162,379	1,945,885
Peugeot SA*	383,995	6,301,807
Publicis Groupe SA	170,680	5,549,870
Sanofi	156,247	16,016,570
Sartorius Stedim Biotech	1,560	396,757
Schneider Electric SE	105,363	11,792,234
Teleperformance*	3,578	912,393
TOTAL SA	138,711	5,360,446

		100,303,216

Germany — 7.3%
Allianz SE	32,207	6,616,571
Aroundtown SA*	94,472	544,397
BASF SE	52,933	2,980,098
Bayer AG	51,142	3,809,024
Brenntag AG	53,073	2,799,430
Delivery Hero SE, 144A*	9,440	979,007
Deutsche Boerse AG	15,008	2,727,119
Deutsche Post AG*	87,122	3,211,545
Deutsche Telekom AG	409,296	6,924,060
Deutsche Wohnen SE	27,624	1,244,814
Evonik Industries AG	18,700	478,191
Fresenius Medical Care AG & Co. KGaA*	89,652	7,734,908
Fresenius SE & Co. KGaA*	138,361	6,913,856
GEA Group AG	13,500	429,487
HeidelbergCement AG	131,354	7,073,402
Henkel AG & Co. KGaA	8,069	673,370
Infineon Technologies AG	64,272	1,525,697

SEE NOTES TO FINANCIAL STATEMENTS.

A126

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Germany (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,197	$2,137,807
Nemetschek SE	6,180	428,864
SAP SE	55,321	7,774,768
Siemens AG	62,476	7,413,241
Siemens Healthineers AG, 144A	55,265	2,660,520
Symrise AG	5,994	698,385
TeamViewer AG, 144A*	9,516	523,790
Telefonica Deutschland Holding AG	143,450	425,865
United Internet AG	8,760	373,406
Zalando SE, 144A*	12,006	851,924

		79,953,546

Hong Kong — 1.5%
AIA Group Ltd.	273,600	2,557,628
CK Asset Holdings Ltd.	165,500	987,704
CK Infrastructure Holdings Ltd.	76,000	391,928
Hong Kong Exchanges & Clearing Ltd.	92,300	3,948,499
Power Assets Holdings Ltd.	108,500	589,938
Sino Land Co. Ltd.	624,000	785,625
WH Group Ltd., 144A	8,272,500	7,138,614

		16,399,936

Ireland — 1.0%
AerCap Holdings NV*	202,900	6,249,320
CRH PLC	61,133	2,107,667
Flutter Entertainment PLC	12,302	1,622,543
Kingspan Group PLC	8,352	540,769

		10,520,299

Israel — 0.9%
Check Point Software Technologies Ltd.*(a)	65,300	7,015,179
Mizrahi Tefahot Bank Ltd.	133,322	2,496,392

		9,511,571

Italy — 1.8%
DiaSorin SpA	1,932	371,337
Enel SpA	877,535	7,600,654
Ferrari NV	34,968	5,992,157
FinecoBank Banca Fineco SpA*	44,828	607,498
Intesa Sanpaolo SpA*	1,214,726	2,339,343
Leonardo SpA	57,145	382,189
Mediobanca Banca di Credito Finanziario SpA	55,400	400,596
Recordati SpA	8,731	437,255
Snam SpA	176,607	862,739
Terna Rete Elettrica Nazionale SpA	85,077	586,870

		19,580,638

Japan — 26.7%
Advantest Corp.	130,900	7,484,195
Aisin Seiki Co. Ltd.	13,200	385,984
Alfresa Holdings Corp.	38,500	803,659
Amada Co. Ltd.	513,700	4,199,616
Asahi Group Holdings Ltd.	61,900	2,172,662
Asahi Kasei Corp.	62,100	509,749

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Astellas Pharma, Inc.	417,100	$6,960,120
Bandai Namco Holdings, Inc.	15,200	798,723
Benesse Holdings, Inc.	13,800	369,894
Brother Industries Ltd.	168,900	3,048,165
Casio Computer Co. Ltd.	22,000	385,650
Chubu Electric Power Co., Inc.	273,700	3,429,474
Chugai Pharmaceutical Co. Ltd.	110,100	5,893,288
Credit Saison Co. Ltd.	38,000	434,340
Dai Nippon Printing Co. Ltd.	190,100	4,356,557
Daito Trust Construction Co. Ltd.	43,100	3,959,665
Disco Corp.	2,400	581,438
Eisai Co. Ltd.	17,400	1,379,195
FamilyMart Co. Ltd.	24,800	425,746
Fast Retailing Co. Ltd.	4,400	2,520,496
Fuji Electric Co. Ltd.	14,700	401,915
FUJIFILM Holdings Corp.	61,400	2,625,867
Fujitsu Ltd.	17,200	2,015,137
GLP J-REIT, REIT	294	426,526
Hikari Tsushin, Inc.	18,200	4,150,368
Hisamitsu Pharmaceutical Co., Inc.	6,600	356,367
Hitachi Ltd.	237,600	7,547,874
Hulic Co. Ltd.	42,000	394,507
Inpex Corp.	780,100	4,862,389
ITOCHU Corp.	109,800	2,364,606
Japan Post Bank Co. Ltd.	79,500	590,574
Japan Post Holdings Co. Ltd.	428,000	3,049,510
Japan Post Insurance Co. Ltd.	443,100	5,837,562
Japan Prime Realty Investment Corp., REIT	126	370,214
Japan Real Estate Investment Corp., REIT	117	601,929
Japan Retail Fund Investment Corp., REIT	273	342,271
Japan Tobacco, Inc.	415,000	7,699,521
Kansai Electric Power Co., Inc. (The)	553,200	5,286,864
Kao Corp.	8,900	704,982
KDDI Corp.	357,700	10,725,648
Kirin Holdings Co. Ltd.	46,000	970,075
Kyowa Kirin Co. Ltd.	16,200	425,298
Lasertec Corp.	5,400	514,615
Lion Corp.	86,300	2,072,875
M3, Inc.	29,200	1,241,651
McDonald’s Holdings Co. Japan Ltd.	32,100	1,731,477
Mebuki Financial Group, Inc.	1,063,700	2,466,841
Medipal Holdings Corp.	226,800	4,369,285
MEIJI Holdings Co. Ltd.	8,400	668,377
MINEBEA MITSUMI, Inc.	29,700	539,040
Mitsubishi Estate Co. Ltd.	138,800	2,060,967
Mitsubishi UFJ Lease & Finance Co. Ltd.	86,100	407,525
Mitsui & Co. Ltd.	147,000	2,173,094
Miura Co. Ltd.	9,600	399,131
Mizuho Financial Group, Inc.	1,965,700	2,408,667
MonotaRO Co. Ltd.	176,000	7,048,887
Nabtesco Corp.	11,000	339,497
NEC Corp.	87,300	4,183,670
Nexon Co. Ltd.	36,200	817,604
Nihon M&A Center, Inc.	10,800	492,968
Nintendo Co. Ltd.	22,900	10,235,091

SEE NOTES TO FINANCIAL STATEMENTS.

A127

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Japan (cont’d.)
Nippon Telegraph & Telephone Corp.	331,100	$7,716,366
Nissan Chemical Corp.	10,400	533,707
Nitori Holdings Co. Ltd.	6,400	1,254,193
Nitto Denko Corp.	13,200	747,973
Nomura Holdings, Inc.	1,534,500	6,862,359
Nomura Real Estate Holdings, Inc.	209,900	3,892,671
Nomura Research Institute Ltd.	21,100	576,115
NTT DOCOMO, Inc.	95,100	2,531,020
Obayashi Corp.	722,400	6,751,776
Obic Co. Ltd.	4,500	787,609
Ono Pharmaceutical Co. Ltd.	29,200	850,882
Oracle Corp.	3,900	462,902
ORIX Corp.	100,800	1,242,083
Otsuka Corp.	128,000	6,746,957
Otsuka Holdings Co. Ltd.	30,000	1,307,560
Pan Pacific International Holdings Corp.	40,500	889,523
Recruit Holdings Co. Ltd.	123,300	4,249,481
Rinnai Corp.	12,200	1,018,635
Sankyo Co. Ltd.	101,200	2,445,722
Secom Co. Ltd.	15,600	1,363,428
Sega Sammy Holdings, Inc.	103,100	1,233,846
Sekisui House Ltd.	55,600	1,058,157
Seven & i Holdings Co. Ltd.	19,200	626,785
Seven Bank Ltd.	161,700	442,026
SG Holdings Co. Ltd.	218,100	7,118,774
Shimizu Corp.	817,500	6,714,127
Shin-Etsu Chemical Co. Ltd.	21,100	2,469,520
Shinsei Bank Ltd.	33,600	405,812
Shionogi & Co. Ltd.	47,700	2,986,217
Showa Denko KK	16,900	378,318
Softbank Corp.	344,600	4,390,774
Sohgo Security Services Co. Ltd.	9,200	428,312
Sompo Holdings, Inc.	19,600	673,740
Sony Corp.	196,000	13,485,998
Subaru Corp.	50,400	1,048,171
SUMCO Corp.	23,100	356,939
Sumitomo Metal Mining Co. Ltd.	16,800	470,864
Sumitomo Mitsui Financial Group, Inc.	232,800	6,547,709
Sumitomo Mitsui Trust Holdings, Inc.	119,300	3,346,827
Sumitomo Rubber Industries Ltd.	51,200	504,707
Suzuken Co. Ltd.	116,100	4,334,060
T&D Holdings, Inc.	48,300	412,342
TDK Corp.	9,200	913,621
Tohoku Electric Power Co., Inc.	47,200	449,120
Tokyo Electric Power Co. Holdings, Inc.*	105,600	324,480
Tokyo Electron Ltd.	26,600	6,565,505
Toppan Printing Co. Ltd.	24,300	405,740
Toshiba Corp.	28,500	914,066
Tosoh Corp.	189,900	2,589,902
Toyota Motor Corp.	172,300	10,803,743
Trend Micro, Inc.	9,900	556,689
United Urban Investment Corp., REIT	389	421,445
Yamada Denki Co. Ltd.	86,100	426,954
Yamato Holdings Co. Ltd.	23,200	501,683
		292,557,817

	Shares	Value

COMMON STOCKS (continued)
Jordan — 0.1%
Hikma Pharmaceuticals PLC	25,740	$709,312

Luxembourg — 0.0%
ArcelorMittal SA*	40,987	439,727

Macau — 0.1%
Galaxy Entertainment Group Ltd.	176,000	1,198,936

Netherlands — 3.3%
Aegon NV	141,020	423,162
ASML Holding NV	12,758	4,714,016
EXOR NV	7,400	426,622
Koninklijke Ahold Delhaize NV	331,352	9,068,626
Koninklijke Vopak NV	6,860	363,744
NN Group NV	212,173	7,141,862
Royal Dutch Shell PLC (Class A Stock)	336,919	5,405,760
Royal Dutch Shell PLC (Class B Stock)	121,415	1,854,201
Wolters Kluwer NV	84,097	6,598,579

		35,996,572

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	40,679	931,753

Norway — 0.9%
DNB ASA*	412,464	5,474,767
Orkla ASA	59,355	521,490
Telenor ASA.	53,621	782,103
Yara International ASA	80,707	2,813,930

		9,592,290

Singapore — 0.4%
CapitaLand Commercial Trust, REIT	294,000	358,911
DBS Group Holdings Ltd.	101,600	1,523,346
Singapore Exchange Ltd.	156,400	940,647
Venture Corp. Ltd.	111,200	1,297,834

		4,120,738

South Africa — 0.7%
Anglo American PLC	350,847	8,215,466

Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	207,079	5,263,242
Aena SME SA, 144A*	5,393	722,664
Banco de Sabadell SA	3,679,628	1,291,589
Bankia SA	3,809,780	4,077,787
Bankinter SA	262,800	1,260,894
Enagas SA	18,094	443,403
Endesa SA	18,840	465,399
Iberdrola SA	863,859	10,041,108
Industria de Diseno Textil SA	89,726	2,386,917
Naturgy Energy Group SA	219,038	4,076,883
Red Electrica Corp. SA	26,060	487,791

		30,517,677

Sweden — 3.9%
Alfa Laval AB*	20,352	450,644
Atlas Copco AB (Class A Stock)	52,291	2,227,618
Atlas Copco AB (Class B Stock)	28,991	1,072,364
Boliden AB	21,712	497,717
Epiroc AB (Class A Stock)	199,006	2,492,772
Essity AB (Class B Stock)*	181,794	5,883,181

SEE NOTES TO FINANCIAL STATEMENTS.

A128

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Sweden (cont’d.)
Evolution Gaming Group AB, 144A	118,287	$7,136,291
Hennes & Mauritz AB (Class B Stock)	44,446	649,615
Hexagon AB (Class B Stock)*	22,308	1,312,429
Husqvarna AB (Class B Stock)	550,021	4,536,071
ICA Gruppen AB	7,960	378,224
Lundin Energy AB	122,826	3,012,630
Skandinaviska Enskilda Banken AB (Class A Stock)*	241,980	2,108,204
Skanska AB (Class B Stock)*	24,494	500,550
SKF AB (Class B Stock)	27,759	520,759
Svenska Handelsbanken AB (Class A Stock)*	125,168	1,193,329
Swedbank AB (Class A Stock)*	69,072	886,886
Swedish Match AB	38,057	2,685,643
Telefonaktiebolaget LM Ericsson (Class B Stock)	349,061	3,237,101
Volvo AB (Class B Stock)*	116,015	1,826,712

		42,608,740

Switzerland — 10.7%
ABB Ltd.	149,512	3,390,995
Adecco Group AG	12,028	569,120
Banque Cantonale Vaudoise	16,310	1,590,511
Chocoladefabriken Lindt & Spruengli AG	80	660,483
Chocoladefabriken Lindt & Spruengli AG	9	774,188
Coca-Cola HBC AG	17,352	437,360
Credit Suisse Group AG	197,548	2,068,083
Geberit AG	2,843	1,429,321
Givaudan SA	574	2,148,084
LafargeHolcim Ltd.*	128,140	5,686,934
Logitech International SA	116,427	7,612,184
Nestle SA	169,521	18,800,374
Novartis AG	248,487	21,752,439
Roche Holding AG	76,243	26,557,004
Sonova Holding AG*	3,608	722,403
STMicroelectronics NV	43,414	1,188,929
Swiss Life Holding AG	3,080	1,147,273
UBS Group AG	864,248	10,065,517
Zurich Insurance Group AG	30,789	10,905,295

		117,506,497

United Kingdom — 10.5%
Admiral Group PLC	39,760	1,131,173
Ashtead Group PLC	36,366	1,231,511
AstraZeneca PLC	32,144	3,373,164
Aviva PLC	326,410	1,113,888
BAE Systems PLC	252,933	1,520,420
Barclays PLC	2,391,812	3,401,121
Barratt Developments PLC	100,928	624,632
Berkeley Group Holdings PLC	127,907	6,617,328
British American Tobacco PLC	350,878	13,540,879
British Land Co. PLC (The), REIT	70,195	337,308
Bunzl PLC	28,740	774,886
CK Hutchison Holdings Ltd.	500,500	3,218,413
Coca-Cola European Partners PLC	72,500	2,737,600
easyJet PLC	38,661	327,493
Fiat Chrysler Automobiles NV*	160,202	1,633,170

	Shares	Value

COMMON STOCKS (continued)
United Kingdom (cont’d.)
GlaxoSmithKline PLC	717,102	$14,592,662
Hargreaves Lansdown PLC	24,012	486,459
HSBC Holdings PLC	261,107	1,224,386
Imperial Brands PLC	345,522	6,608,470
JD Sports Fashion PLC	475,604	3,682,688
Kingfisher PLC	163,044	446,039
Land Securities Group PLC, REIT	51,960	356,455
Legal & General Group PLC	2,273,981	6,220,814
M&G PLC	1,487,665	3,099,267
National Grid PLC	281,341	3,458,243
Ocado Group PLC*	35,175	887,063
Persimmon PLC*	22,470	639,262
Reckitt Benckiser Group PLC	57,222	5,267,085
RELX PLC	151,688	3,532,717
Schroders PLC	11,560	423,669
Standard Life Aberdeen PLC	172,791	575,749
Taylor Wimpey PLC	269,266	478,894
Tesco PLC	503,877	1,426,154
Unilever NV	175,093	9,343,811
Unilever PLC	93,606	5,050,997
Vodafone Group PLC	1,542,776	2,461,671
Wm Morrison Supermarkets PLC	1,332,207	3,159,623

		115,005,164

United States — 0.8%
Ferguson PLC	90,539	7,411,266
James Hardie Industries PLC, CDI	34,534	668,096
QIAGEN NV*	18,168	781,079

		8,860,441

TOTAL COMMON STOCKS (cost $1,062,990,807)		1,062,032,980

EXCHANGE-TRADED FUND — 0.2%
United States
iShares MSCI EAFE ETF (cost $2,294,110)	41,089	2,501,087

PREFERRED STOCKS — 0.3%
Germany
Henkel AG & Co. KGaA (PRFC)	16,061	1,497,162
Porsche Automobil Holding SE
(PRFC)*	11,592	671,512
Volkswagen AG (PRFC)*	10,256	1,568,072

TOTAL PREFERRED STOCKS (cost $4,097,010)		3,736,746

TOTAL LONG-TERM INVESTMENTS (cost $1,069,381,927)		1,068,270,813

SHORT-TERM INVESTMENTS — 2.5%
AFFILIATED MUTUAL FUNDS — 2.1%
PGIM Core Ultra Short Bond Fund(w)	12,267,709	12,267,709
PGIM Institutional Money Market Fund (cost $10,288,238; includes $10,283,540 of cash collateral for securities on loan)(b)(w)	10,288,124	10,288,124

TOTAL AFFILIATED MUTUAL FUNDS (cost $22,555,947)		22,555,833

SEE NOTES TO FINANCIAL STATEMENTS.

A129

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.4%
U.S. Treasury Bills
0.160%	09/17/20	4,000	$3,998,787

(cost $3,998,613)
TOTAL SHORT-TERM INVESTMENTS (cost $26,554,560)			26,554,620

TOTAL INVESTMENTS — 100.1% (cost $1,095,936,487)			1,094,825,433
Liabilities in excess of other assets(z) — (0.1)%			(565,071)

NET ASSETS — 100.0%			$1,094,260,362

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,016,953; cash collateral of $10,283,540 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)

Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment. (k) Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
307	Mini MSCI EAFE Index	Sep. 2020	$27,298,440	$(390,366)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Credit Suisse Securities (USA) LLC	$—	$3,998,787

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$98,606,230	$—
Austria	—	9,521,585	—
Belgium	—	4,885,505	—
China	—	15,309,513	—
Denmark	—	13,873,119	—
Finland	—	15,306,692	—
France	—	100,303,216	—

SEE NOTES TO FINANCIAL STATEMENTS.

A130

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Germany	$—	$79,953,546	$—
Hong Kong	—	16,399,936	—
Ireland	6,249,320	4,270,979	—
Israel	7,015,179	2,496,392	—
Italy	—	19,580,638	—
Japan.	—	292,557,817	—
Jordan	—	709,312	—
Luxembourg	—	439,727	—
Macau	—	1,198,936	—
Netherlands	—	35,996,572	—
New Zealand	—	931,753	—
Norway	—	9,592,290	—
Singapore	—	4,120,738	—
South Africa	—	8,215,466	—
Spain	—	30,517,677	—
Sweden	—	42,608,740	—
Switzerland	—	117,506,497	—
United Kingdom	2,737,600	112,267,564	—
United States	—	8,860,441	—
Exchange-Traded Fund
United States	2,501,087	—	—
Preferred Stocks
Germany	—	3,736,746	—
Affiliated Mutual Funds	22,555,833	—	—
U.S. Treasury Obligation	—	3,998,787	—

Total	$41,059,019	$1,053,766,414	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(390,366)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Pharmaceuticals	10.7%
Banks	7.2
Insurance	4.9
Metals & Mining	4.3
Oil, Gas & Consumable Fuels	3.5
Electric Utilities	3.3
Capital Markets	3.3
Food Products	3.1
Trading Companies & Distributors	2.9
Tobacco	2.7
Automobiles	2.7
Household Durables	2.6
Health Care Providers & Services	2.3
Semiconductors & Semiconductor Equipment	2.1
Affiliated Mutual Funds (0.9% represents investments purchased with collateral from securities on loan)	2.1
Construction & Engineering	1.9
Machinery	1.8

Wireless Telecommunication Services	1.8%
IT Services	1.8
Electrical Equipment	1.8
Equity Real Estate Investment Trusts (REITs)	1.7
Diversified Telecommunication Services	1.7
Personal Products	1.7
Food & Staples Retailing	1.6
Software	1.6
Professional Services	1.6
Chemicals	1.6
Household Products	1.4
Real Estate Management & Development	1.4
Construction Materials	1.3
Specialty Retail	1.3
Textiles, Apparel & Luxury Goods	1.2
Technology Hardware, Storage & Peripherals	1.2
Hotels, Restaurants & Leisure	1.1
Industrial Conglomerates	1.1

SEE NOTES TO FINANCIAL STATEMENTS.

A131

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):

Air Freight & Logistics	1.1%
Electronic Equipment, Instruments & Components	1.0
Entertainment	1.0
Auto Components	0.8
Beverages	0.8
Media	0.7
Road & Rail	0.7
Internet & Direct Marketing Retail	0.6
Commercial Services & Supplies	0.5
Gas Utilities	0.5
Diversified Financial Services	0.5
Health Care Equipment & Supplies	0.4
Leisure Products	0.4
Multi-Utilities	0.4
U.S. Treasury Obligation	0.4
Multiline Retail	0.4
Airlines	0.3

Building Products	0.3%
Communications Equipment	0.3
Exchange-Traded Fund	0.2
Aerospace & Defense	0.1
Health Care Technology	0.1
Life Sciences Tools & Services	0.1
Biotechnology	0.1
Transportation Infrastructure	0.1
Consumer Finance	0.0 *
Diversified Consumer Services	0.0 *

100.1
Liabilities in excess of other assets	(0.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$390,366	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$(10,140)	$(2,150,415)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures
Equity contracts	$(1,031)	$(329,055)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A132

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$25,906,988

(1)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$10,016,953	$(10,016,953)	$—

(1)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions.

SEE NOTES TO FINANCIAL STATEMENTS.

A133

AST QMA INTERNATIONAL CORE EQUITY PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $10,016,953:
Unaffiliated investments (cost $1,073,380,540)	$1,072,269,600
Affiliated investments (cost $22,555,947)	22,555,833
Foreign currency, at value (cost $3,179,135)	3,168,762
Receivable for investments sold	4,862,631
Tax reclaim receivable	4,686,978
Dividends and interest receivable	1,404,017
Receivable from affiliate	34,424
Receivable for Portfolio shares sold	7,194
Prepaid expenses	3,043

Total Assets	1,108,992,482

LIABILITIES
Payable to broker for collateral for securities on loan	10,283,540
Payable for investments purchased	1,415,524
Payable to affiliate	1,340,583
Payable for Portfolio shares repurchased	1,043,413
Management fee payable.	307,379
Accrued expenses and other liabilities	197,429
Due to broker-variation margin futures	98,531
Distribution fee payable	45,048
Affiliated transfer agent fee payable	378
Trustees’ fees payable	295

Total Liabilities	14,732,120

NET ASSETS	$1,094,260,362

Net assets were comprised of:
Partners’ Equity	$1,094,260,362

Net asset value and redemption price per share, $1,094,260,362 / 97,617,169 outstanding shares of beneficial interest	$11.21

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $1,749,942 foreign withholding tax, of which $232,761 is reimbursable by an affiliate)	$15,412,223
Affiliated dividend income	97,224
Income from securities lending, net (including affiliated income of $21,854)	34,077
Interest income	10,738

Total income	15,554,262

EXPENSES
Management fee	3,692,190
Distribution fee	1,286,517
Custodian and accounting fees	174,129
Audit fee	18,100
Trustees’ fees	12,075
Legal fees and expenses	7,793
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Shareholders’ reports	2,781
Miscellaneous	37,302

Total expenses	5,234,347

NET INVESTMENT INCOME (LOSS)	10,319,915

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(2,801))	(114,378,798)
Futures transactions	(2,150,415)
Foreign currency transactions	312,713

(116,216,500)

Net change in unrealized appreciation
(depreciation) on:
Investments (including affiliated of $(234))	(106,181,501)
Futures	(329,055)
Foreign currencies	(81,709)

(106,592,265)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(222,808,765)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(212,488,850)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$10,319,915	$29,958,260
Net realized gain (loss) on investment and foreign currency transactions	(116,216,500)	(14,963,246)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(106,592,265)	176,597,854

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(212,488,850)	191,592,868

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [31,228,463 and 15,448,103 shares, respectively]	330,476,614	181,957,572
Portfolio shares repurchased [41,157,006 and 11,187,702 shares, respectively]	(381,279,118)	(131,852,505)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(50,802,504)	50,105,067

CAPITAL CONTRIBUTIONS	—	1,464

TOTAL INCREASE (DECREASE)	(263,291,354)	241,699,399
NET ASSETS:
Beginning of period	1,357,551,716	1,115,852,317

End of period	$1,094,260,362	$1,357,551,716

SEE NOTES TO FINANCIAL STATEMENTS.

A134

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%

COMMON STOCKS — 75.2%
Aerospace & Defense — 0.7%
Airbus SE (France)*	1,564	$112,047
Astrotech Corp.*	1,613	4,597
Axon Enterprise, Inc.*	196	19,234
Boeing Co. (The)	275	50,408
Bombardier, Inc. (Canada) (Class B Stock)*	21,547	6,666
BWX Technologies, Inc.	482	27,301
CAE, Inc. (Canada)	811	13,154
Dassault Aviation SA (France)*	157	145,667
HEICO Corp. (Class A Stock)	114	9,261
L3Harris Technologies, Inc.	78	13,234
Leonardo SpA (Italy)	7,013	46,903
Meggitt PLC (United Kingdom)	9,776	35,774
Mercury Systems, Inc.*	255	20,058
Northrop Grumman Corp.	415	127,588
Rolls-Royce Holdings PLC (United Kingdom)*	8,728	30,831
Spirit AeroSystems Holdings, Inc. (Class A Stock)	261	6,248
Thales SA (France)	4,126	334,463
VirTra, Inc.*	2,008	7,610

		1,011,044

Air Freight & Logistics — 0.2%
Air T, Inc.*	322	3,542
United Parcel Service, Inc. (Class B Stock)	2,272	252,601
XPO Logistics, Inc.*	412	31,827

		287,970

Airlines — 0.1%
Air Arabia PJSC (United Arab Emirates)	40,272	13,495
Alaska Air Group, Inc.	580	21,031
JetBlue Airways Corp.*	1,019	11,107
Spirit Airlines, Inc.*(a)	1,066	18,975
United Airlines Holdings, Inc.*	28	969

		65,577

Auto Components — 0.5%
Aptiv PLC	52	4,052
Autoliv, Inc. (Sweden)	525	33,868
Bridgestone Corp. (Japan)	1,400	45,006
CIE Automotive SA (Spain)	579	10,227
Denso Corp. (Japan)	1,000	39,004
Dorman Products, Inc.*	333	22,334
Freni Brembo SpA (Italy)*	980	9,107
Fuyao Glass Industry Group Co. Ltd. (China) (Class A Stock)*	2,363	6,994
Kendrion NV (Netherlands)*	343	4,575
Koito Manufacturing Co. Ltd. (Japan)	300	12,074
Lear Corp.	195	21,259
Magna International, Inc. (Canada)	5,522	245,895
Musashi Seimitsu Industry Co. Ltd. (Japan)	1,400	12,460
NGK Spark Plug Co. Ltd. (Japan)	800	11,459
Nifco, Inc. (Japan)	600	12,801

	Shares	Value

COMMON STOCKS (continued)
Auto Components (cont’d.)
Nippon Seiki Co. Ltd. (Japan)	1,100	$12,810
Stanley Electric Co. Ltd. (Japan)	5,800	139,661
Toyo Tire Corp. (Japan)	1,500	20,200
Veoneer, Inc. (Sweden)*	1,764	18,857
Workhorse Group, Inc.*(a)	2,172	37,771

		720,414

Automobiles — 0.6%
Astra International Tbk PT (Indonesia)	66,100	22,279
Daimler AG (Germany)*	1,504	61,438
Maruti Suzuki India Ltd. (India)	857	65,981
Mitsubishi Motors Corp. (Japan)	11,900	29,386
Suzuki Motor Corp. (Japan)	1,100	37,336
Tesla, Inc.*(a)	378	408,168
Toyota Motor Corp. (Japan)	2,000	125,406

		749,994

Banks — 2.9%
ABN AMRO Bank NV (Netherlands), 144A, CVA	4,863	42,319
Al Rajhi Bank (Saudi Arabia)	1,765	26,662
Axis Bank Ltd. (India)	12,613	67,603
Banco Bradesco SA (Brazil), ADR	10,621	40,466
Banco Comercial Portugues SA (Portugal) (Class R Stock)*	153,115	18,559
Banco Santander Chile (Chile), ADR	2,396	39,294
Bank Central Asia Tbk PT (Indonesia)	82,300	164,333
Bank Negara Indonesia Persero Tbk PT (Indonesia)	124,700	40,012
Bank of America Corp.	22,436	532,855
BankUnited, Inc.	1,267	25,657
BAWAG Group AG (Austria), 144A*	2,551	88,475
BNP Paribas SA (France)*	3,463	138,455
Boston Private Financial Holdings, Inc.	3,170	21,810
Capitec Bank Holdings Ltd. (South Africa)	413	20,534
China Merchants Bank Co. Ltd. (China) (Class H Stock)	3,500	16,155
CIT Group, Inc.	958	19,859
City Holding Co.	375	24,439
Commerce Bancshares, Inc.	469	27,891
Credicorp Ltd. (Peru)	801	107,070
East West Bancorp, Inc.	1,001	36,276
Enterprise Financial Services Corp.	806	25,083
Erste Group Bank AG (Austria)*	3,504	82,937
Fifth Third Bancorp	1,972	38,020
FinecoBank Banca Fineco SpA (Italy)*	2,431	32,944
First Abu Dhabi Bank PJSC (United Arab Emirates)	26,176	80,143
First Financial Bankshares, Inc.(a)	1,081	31,230
Fukuoka Financial Group, Inc. (Japan)	900	14,205
HDFC Bank Ltd. (India)	4,165	58,542
Home BancShares, Inc.	1,845	28,376
HSBC Holdings PLC (United Kingdom)	9,836	46,123
ICICI Bank Ltd. (India), ADR	3,955	36,742
ING Groep NV (Netherlands)	15,481	108,308
JPMorgan Chase & Co.	4,534	426,468
KBC Group NV (Belgium)	1,707	98,665
Komercni banka A/S (Czech Republic)*	519	12,113

SEE NOTES TO FINANCIAL STATEMENTS.

A135

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Banks (cont’d.)
Kotak Mahindra Bank Ltd. (India)	1,321	$23,760
Lloyds Banking Group PLC (United Kingdom)	189,416	73,378
Mitsubishi UFJ Financial Group, Inc. (Japan)	23,100	90,577
National Bank of Canada (Canada)	1,502	68,064
National Bank of Kuwait SAKP (Kuwait)	5,359	14,300
National Commercial Bank (Saudi Arabia)	105	1,044
Nordea Bank Abp (Finland)*	15,291	106,298
OTP Bank Nyrt (Hungary)*	1,863	65,503
Pacific Premier Bancorp, Inc.	1,180	25,582
Pinnacle Financial Partners, Inc.	715	30,023
PNC Financial Services Group, Inc. (The)	536	56,393
Popular, Inc. (Puerto Rico)	755	28,063
Prosperity Bancshares, Inc.	611	36,281
Republic First Bancorp, Inc.*	3,850	9,394
Sberbank of Russia PJSC (Russia), ADR*	19,564	223,118
Signature Bank	336	35,925
South State Corp.	457	21,781
Swedbank AB (Sweden) (Class A Stock)*	6,134	78,761
TCF Financial Corp.	1,031	30,332
Truist Financial Corp.	385	14,457
United Overseas Bank Ltd. (Singapore)	5,900	85,906
Van Lanschot Kempen NV (Netherlands)*	626	9,165
Washington Trust Bancorp, Inc.	690	22,597
Webster Financial Corp.	796	22,774
Wells Fargo & Co.	4,371	111,898
WesBanco, Inc.	989	20,087
Western Alliance Bancorp	841	31,849

		3,955,933

Beverages — 0.7%
Anheuser-Busch InBev SA/NV (Belgium)	610	30,221
Boston Beer Co., Inc. (The) (Class A Stock)*	40	21,466
China Resources Beer Holdings Co. Ltd. (China)	6,000	33,542
Coca-Cola Co. (The)	2,985	133,370
Constellation Brands, Inc. (Class A Stock)	95	16,620
Diageo PLC (United Kingdom)	2,065	68,709
Kirin Holdings Co. Ltd. (Japan)	3,000	63,266
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	700	144,968
Monster Beverage Corp.*	420	29,114
PepsiCo, Inc.	1,771	234,233
Treasury Wine Estates Ltd. (Australia)	11,668	84,851
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	16,000	120,900

		981,260

	Shares	Value

COMMON STOCKS (continued)
Biotechnology — 1.7%
AbbVie, Inc.	7,733	$759,226
Abcam PLC (United Kingdom)	2,837	46,810
ACADIA Pharmaceuticals, Inc.*(a)	415	20,115
Agios Pharmaceuticals, Inc.*	350	18,718
Aimmune Therapeutics, Inc.*	1,232	20,587
Alexion Pharmaceuticals, Inc.*	832	93,384
Alkermes PLC*	874	16,960
Alnylam Pharmaceuticals, Inc.*	316	46,803
Anavex Life Sciences Corp.*	1,769	8,703
Argenx SE (Netherlands), ADR*	148	33,334
Arrowhead Pharmaceuticals, Inc.*	487	21,033
Atara Biotherapeutics, Inc.*	1,284	18,708
BioMarin Pharmaceutical, Inc.*	441	54,393
Bluebird Bio, Inc.*	203	12,391
Blueprint Medicines Corp.*	331	25,818
Eagle Pharmaceuticals, Inc.*	422	20,248
Exact Sciences Corp.*	690	59,989
Exelixis, Inc.*	890	21,129
FibroGen, Inc.*	624	25,291
Galapagos NV (Belgium)*	356	70,192
Genus PLC (United Kingdom)	655	28,674
Global Blood Therapeutics, Inc.*	299	18,876
Heron Therapeutics, Inc.*	965	14,195
Hualan Biological Engineering, Inc. (China) (Class A Stock)	4,650	33,114
Immunomedics, Inc.*	689	24,418
Incyte Corp.*	662	68,828
Ionis Pharmaceuticals, Inc.*	381	22,464
Ligand Pharmaceuticals, Inc.*	141	15,771
Mirati Therapeutics, Inc.*	177	20,208
Moderna, Inc.*	598	38,398
Momenta Pharmaceuticals, Inc.*	611	20,328
MorphoSys AG (Germany)*	41	5,216
Myriad Genetics, Inc.*	1,047	11,873
Neurocrine Biosciences, Inc.*	315	38,430
OPKO Health, Inc.*(a)	2,771	9,449
Radius Health, Inc.*	1,339	18,251
Regeneron Pharmaceuticals, Inc.*	25	15,591
REGENXBIO, Inc.*	363	13,369
Sage Therapeutics, Inc.*	229	9,522
Sarepta Therapeutics, Inc.*	168	26,937
Seattle Genetics, Inc.*	408	69,327
Spectrum Pharmaceuticals, Inc.*	6,514	22,017
Ultragenyx Pharmaceutical, Inc.*	563	44,038
United Therapeutics Corp.*	245	29,645
Vertex Pharmaceuticals, Inc.*	1,105	320,792
Xencor, Inc.*	684	22,155

		2,355,718

Building Products — 0.2%
Assa Abloy AB (Sweden) (Class B Stock)	1,317	27,007
Blue Star Ltd. (India) (original cost $11,697; purchased 05/16/19-04/29/20)(f)	1,251	8,304
DIRTT Environmental Solutions (Canada)*	4,216	5,093
Johnson Controls International PLC	522	17,821
Nitto Boseki Co. Ltd. (Japan)	300	14,954

SEE NOTES TO FINANCIAL STATEMENTS.

A136

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Building Products (cont’d.)
Owens Corning	587	$32,731
Polypipe Group PLC (United Kingdom)	2,365	12,756
Sanwa Holdings Corp. (Japan)	2,300	20,648
Trex Co., Inc.*	327	42,533
Tyman PLC (United Kingdom)	4,130	9,693
UFP Industries, Inc.	663	32,825

		224,365

Capital Markets — 2.4%
AJ Bell PLC (United Kingdom)	3,279	15,719
Avanza Bank Holding AB (Sweden)	1,837	26,208
B3 SA - Brasil Bolsa Balcao (Brazil)	4,400	45,059
Blackstone Group, Inc. (The) (Class A Stock)	1,675	94,905
Cboe Global Markets, Inc.	449	41,883
Charles Schwab Corp. (The)	7,058	238,137
CME Group, Inc.	1,776	288,671
Draper Esprit PLC (United Kingdom)*	3,941	22,074
E*TRADE Financial Corp.	5,311	264,116
EQT AB (Sweden)	1,034	18,679
FactSet Research Systems, Inc.	109	35,803
Georgia Capital PLC (Georgia)*	192	1,112
Goldman Sachs Group, Inc. (The)	530	104,739
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	300	12,834
Intercontinental Exchange, Inc.	1,728	158,285
Intermediate Capital Group PLC (United Kingdom)	2,391	38,370
Investec PLC (South Africa)	11,041	22,248
IP Group PLC (United Kingdom)*	6,088	4,873
Julius Baer Group Ltd. (Switzerland)	2,650	112,157
KKR & Co., Inc.	1,509	46,598
Legg Mason, Inc.	462	22,985
London Stock Exchange Group PLC (United Kingdom)	1,361	141,348
Morgan Stanley	17,605	850,321
MSCI, Inc.	63	21,031
Ninety One PLC (United Kingdom)*	1,810	4,645
S&P Global, Inc.	764	251,723
SEI Investments Co.	660	36,287
State Street Corp.	146	9,278
TD Ameritrade Holding Corp.	803	29,213
Tikehau Capital SCA (France)	750	20,238
TMX Group Ltd. (Canada)	796	78,703
Tradeweb Markets, Inc. (Class A Stock)(a)	515	29,942
UBS Group AG (Switzerland)	8,225	95,793
Virtus Investment Partners, Inc.	273	31,747
XP, Inc. (Brazil) (Class A Stock)*	1,641	68,938

		3,284,662

Chemicals — 2.1%
Air Liquide SA (France)	405	58,707
Air Products & Chemicals, Inc.	1,103	266,330
Akzo Nobel NV (Netherlands)	2,041	184,255
BASF SE (Germany)	910	51,233
CF Industries Holdings, Inc.	770	21,668
Chemours Co. (The)	521	7,997
Covestro AG (Germany), 144A*	1,285	49,170

	Shares	Value

COMMON STOCKS (continued)
Chemicals (cont’d.)
Croda International PLC (United Kingdom)	605	$39,505
Denka Co. Ltd. (Japan)	300	7,344
DIC Corp. (Japan)	2,700	67,982
DuPont de Nemours, Inc.	1,735	92,181
Ecolab, Inc.	116	23,078
GCP Applied Technologies, Inc.*	933	17,335
Huntsman Corp.	2,509	45,087
Incitec Pivot Ltd. (Australia)	30,640	39,870
Ingevity Corp.*	342	17,979
Kansai Paint Co. Ltd. (Japan)	1,600	33,753
Koninklijke DSM NV (Netherlands)	895	124,610
Linde PLC (United Kingdom), (NYSE)	3,808	807,715
Linde PLC (United Kingdom), (XETR)	648	137,757
Nippon Shokubai Co. Ltd. (Japan)	900	47,067
Nippon Soda Co. Ltd. (Japan)	500	13,117
NOF Corp. (Japan)	500	17,306
PPG Industries, Inc.	1,773	188,044
Quaker Chemical Corp.	115	21,350
RPM International, Inc.	2,203	165,357
Sakata INX Corp. (Japan)	1,600	15,277
Shandong Sinocera Functional Material Co. Ltd. (China) (Class A Stock)	3,300	15,640
Sherwin-Williams Co. (The)	229	132,328
Shin-Etsu Chemical Co. Ltd. (Japan)	100	11,704
Sumitomo Seika Chemicals Co. Ltd. (Japan)	300	9,752
Symrise AG (Germany)	172	20,040
Valvoline, Inc.	1,606	31,044
Victrex PLC (United Kingdom)	1,500	36,534
W R Grace & Co.	499	25,354
Westlake Chemical Corp.	373	20,011

		2,863,481

Commercial Services & Supplies — 0.5%
Aqua Metals, Inc.*	1,962	2,747
ARC Document Solutions, Inc.	2,061	2,061
Cintas Corp.	329	87,632
Country Garden Services Holdings Co. Ltd. (China)	14,000	65,473
Downer EDI Ltd. (Australia)	15,756	48,416
Greentown Service Group Co. Ltd. (China)	12,000	14,234
HomeServe PLC (United Kingdom)	4,816	78,247
IAA, Inc.*	683	26,343
KAR Auction Services, Inc.	1,342	18,466
SPIE SA (France)	809	12,107
Stericycle, Inc.*	549	30,733
Waste Connections, Inc.	2,409	225,940

		612,399

Communications Equipment — 0.3%
Cisco Systems, Inc.	1,063	49,578
CommScope Holding Co., Inc.*	1,263	10,521
Genasys, Inc.*	2,648	12,869
Lumentum Holdings, Inc.*	269	21,905
Motorola Solutions, Inc.	888	124,436
Nokia OYJ (Finland)*	17,287	76,037
Viavi Solutions, Inc.*	2,177	27,735

SEE NOTES TO FINANCIAL STATEMENTS.

A137

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Communications Equipment (cont’d.)
Zhongji Innolight Co. Ltd. (China) (Class A Stock)*	2,048	$18,356

		341,437

Construction & Engineering — 0.2%
Arcosa, Inc.	513	21,649
Dycom Industries, Inc.*	457	18,687
Jacobs Engineering Group, Inc.	1,748	148,230
JGC Holdings Corp. (Japan)	3,500	37,141
Maeda Corp. (Japan)	2,600	19,819
NV5 Global, Inc.*	369	18,756
Valmont Industries, Inc.	229	26,019

		290,301

Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	9,000	60,658
HeidelbergCement AG (Germany)	770	41,465
U.S. Concrete, Inc.*	461	11,433

		113,556

Consumer Finance — 0.3%
Ally Financial, Inc.	880	17,450
American Express Co.	599	57,025
Capital One Financial Corp.	3,179	198,974
Funding Circle Holdings PLC (United Kingdom), 144A*	11,129	9,460
Green Dot Corp. (Class A Stock)*	545	26,749
Shriram Transport Finance Co. Ltd. (India)	3,823	34,838
SLM Corp.	3,798	26,700

		371,196

Containers & Packaging — 0.9%
Amcor PLC, CDI	19,838	200,556
Avery Dennison Corp.	1,116	127,325
Ball Corp.	3,366	233,903
Berry Global Group, Inc.*	638	28,276
Crown Holdings, Inc.*	525	34,193
DS Smith PLC (United Kingdom)	3,590	14,686
Huhtamaki OYJ (Finland)*	368	14,552
International Paper Co.	4,454	156,825
Packaging Corp. of America	2,980	297,404
Sealed Air Corp.	1,946	63,926
Silgan Holdings, Inc.	474	15,353
Verallia SA (France), 144A	534	15,372
Westrock Co.	2,568	72,572

		1,274,943

Distributors — 0.0%
Educational Development Corp.	2,058	19,798
PALTAC Corp. (Japan)	300	13,784
Weyco Group, Inc.	775	16,732

		50,314

Diversified Consumer Services — 0.2%
Benesse Holdings, Inc. (Japan)	1,200	32,165
Bright Horizons Family Solutions, Inc.* .	286	33,519

	Shares	Value

COMMON STOCKS (continued)
Diversified Consumer Services (cont’d.)
frontdoor, Inc.*	323	$14,319
Hope Education Group Co. Ltd. (China), 144A*	104,000	35,746
IDP Education Ltd. (Australia)	788	8,561
Service Corp. International	502	19,523
ServiceMaster Global Holdings, Inc.*	903	32,228
Strategic Education, Inc.	159	24,430
TAL Education Group (China), ADR*	691	47,250
WW International, Inc.*	302	7,665

		255,406

Diversified Financial Services — 0.4%
Banca Mediolanum SpA (Italy)	7,998	57,831
Cannae Holdings, Inc.*	838	34,442
Equitable Holdings, Inc.	12,773	246,391
FirstRand Ltd. (South Africa)	8,863	19,568
Hypoport SE (Germany)*	45	20,051
ORIX Corp. (Japan)	5,400	66,540
Sprott Physical Gold Trust*	2,150	30,766
Syncona Ltd.*	5,510	16,867
Voya Financial, Inc.	568	26,497

		518,953

Diversified Telecommunication Services — 0.6%
AT&T, Inc.	3,469	104,868
ATN International, Inc.	394	23,864
Bharti Infratel Ltd. (India)	12,501	36,609
BT Group PLC (United Kingdom)	35,999	51,236
GCI Liberty, Inc. (Class A Stock)*	356	25,319
Helios Towers PLC (Tanzania)*	12,917	23,886
KT Corp. (South Korea)	407	8,022
KT Corp. (South Korea), ADR	4,205	40,957
Liberty Global PLC (United Kingdom) (Class C Stock)*	762	16,390
Liberty Latin America Ltd. (Chile)
(Class A Stock)*	1,630	15,843
Liberty Latin America Ltd. (Chile) (Class C Stock)*	810	7,646
Nippon Telegraph & Telephone Corp. (Japan)	14,500	337,926
Orange SA (France)	4,149	49,720
Sarana Menara Nusantara Tbk PT (Indonesia) (original cost $62,065; purchased 05/05/15-04/29/20)(f)	1,125,300	80,509
Telefonica Deutschland Holding AG (Germany)	13,212	39,223

		862,018

Electric Utilities — 1.5%
American Electric Power Co., Inc.	1,184	94,294
Edison International	886	48,119
EDP - Energias do Brasil SA (Brazil)	12,542	40,545
Electricite de France SA (France)	5,618	52,162
Entergy Corp.	1,962	184,055
Eversource Energy	741	61,703
Hawaiian Electric Industries, Inc.(a)	784	28,271
Iberdrola SA (Spain)	11,709	136,100
NextEra Energy, Inc.	4,281	1,028,168

SEE NOTES TO FINANCIAL STATEMENTS.

A138

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Electric Utilities (cont’d.)
Otter Tail Corp.	564	$21,878
PNM Resources, Inc.	682	26,216
Southern Co. (The)	4,801	248,932
Spark Energy, Inc. (Class A Stock)	1,029	7,275
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	2,429	12,716
Xcel Energy, Inc.	286	17,875

		2,008,309

Electrical Equipment — 0.4%
Energy Focus, Inc.*	507	3,508
Hubbell, Inc.	199	24,947
Idec Corp. (Japan)	700	11,163
Mabuchi Motor Co. Ltd. (Japan)	400	12,745
Mitsubishi Electric Corp. (Japan)	11,000	142,965
nVent Electric PLC	1,478	27,683
Polycab India Ltd. (India)	252	2,641
Prysmian SpA (Italy)	2,144	49,854
Rockwell Automation, Inc.	930	198,090
Schneider Electric SE (France)	116	12,983
Sensata Technologies Holding PLC*	957	35,629
Vicor Corp.*	279	20,074

		542,282

Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. (Class A Stock)	941	90,157
Barco NV (Belgium)	64	11,357
Carel Industries SpA (Italy), 144A	1,913	35,242
CDW Corp.	58	6,738
Cognex Corp.	559	33,383
Coherent, Inc.*	223	29,209
Hangzhou Hikvision Digital Technology Co. Ltd. (China) (Class A Stock)	7,208	31,106
Hexagon AB (Sweden) (Class B Stock)*	360	21,180
Hitachi Ltd. (Japan)	3,200	101,655
Horiba Ltd. (Japan)	200	10,554
Keysight Technologies, Inc.*	1,830	184,427
Littelfuse, Inc.	350	59,721
Murata Manufacturing Co. Ltd. (Japan)	1,900	111,399
National Instruments Corp.	818	31,665
Nippon Ceramic Co. Ltd. (Japan)	400	8,441
Novanta, Inc.*	281	30,002
Renishaw PLC (United Kingdom)	457	22,826
RF Industries Ltd.	1,570	7,316
Sensirion Holding AG (Switzerland), 144A*	282	13,501
Shimadzu Corp. (Japan)	800	21,323
Sunny Optical Technology Group Co. Ltd. (China)	1,200	19,281
Taiwan Union Technology Corp. (Taiwan)	5,000	24,370
Taiyo Yuden Co. Ltd. (Japan)	300	9,336
TE Connectivity Ltd.	964	78,614
Tech Data Corp.*	235	34,075
Trimble, Inc.*	871	37,618

		1,064,496

	Shares	Value

COMMON STOCKS (continued)
Energy Equipment & Services — 0.2%
ChampionX Corp.*	1,379	$13,459
Dril-Quip, Inc.*	455	13,554
Halliburton Co.	7,400	96,052
KLX Energy Services Holdings, Inc.*(a)	390	839
Modec, Inc. (Japan)	1,200	16,974
Nabors Industries Ltd.	44	1,629
Oceaneering International, Inc.*	1,132	7,234
Schlumberger Ltd.	1,472	27,070
Tenaris SA (Luxembourg)	2,166	14,114
Tenaris SA (Luxembourg), ADR(a)	4,997	64,611
Worley Ltd. (Australia)	4,419	26,873

		282,409

Entertainment — 0.8%
Capcom Co. Ltd. (Japan)	400	14,632
Electronic Arts, Inc.*	33	4,358
Netflix, Inc.*	1,080	491,443
Roku, Inc.*(a)	216	25,170
Sea Ltd. (Taiwan), ADR*	1,199	128,581
Spotify Technology SA*(a)	452	116,702
Tencent Music Entertainment Group (China), ADR*	1,089	14,658
Walt Disney Co. (The)	2,830	315,573
World Wrestling Entertainment, Inc. (Class A Stock)	311	13,513
Zynga, Inc. (Class A Stock)*	2,500	23,850

		1,148,480

Equity Real Estate Investment Trusts (REITs) — 3.8%
Acadia Realty Trust	3,888	50,466
Alexander & Baldwin, Inc.	552	6,729
Alexandria Real Estate Equities, Inc.	634	102,867
American Campus Communities, Inc.	3,961	138,477
American Homes 4 Rent (Class A Stock)	1,210	32,549
American Tower Corp.	883	228,291
AvalonBay Communities, Inc.	1,274	197,011
Boston Properties, Inc.	141	12,744
Camden Property Trust	1,754	160,000
Canadian Apartment Properties REIT (Canada)	496	17,752
CoreCivic, Inc.	2,026	18,963
Crown Castle International Corp.	959	160,489
CubeSmart.	2,855	77,056
CyrusOne, Inc.(a)	467	33,974
Daiwa Office Investment Corp. (Japan)	2	11,066
Derwent London PLC (United Kingdom)	723	24,879
Digital Realty Trust, Inc.(a)	648	92,087
Diversified Healthcare Trust	4,928	21,806
Douglas Emmett, Inc.	3,265	100,105
EastGroup Properties, Inc.	571	67,726
EPR Properties	8	265
Equinix, Inc.	95	66,719
Equity Commonwealth	914	29,431
Equity LifeStyle Properties, Inc.	1,521	95,032
Equity Residential	3,084	181,401
Essex Property Trust, Inc.	390	89,376
Federal Realty Investment Trust	355	30,250

SEE NOTES TO FINANCIAL STATEMENTS.

A139

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
First Industrial Realty Trust, Inc.	167	$6,420
Frasers Centrepoint Trust (Singapore)	10,600	17,698
Gecina SA (France)	125	15,487
Getty Realty Corp.	886	26,297
Goodman Group (Australia)	2,327	24,050
Great Portland Estates PLC (United Kingdom)	8,332	65,280
Healthcare Realty Trust, Inc.	1,842	53,952
Healthcare Trust of America, Inc. (Class A Stock)	2,043	54,180
Highwoods Properties, Inc.	435	16,239
Hoshino Resorts REIT, Inc. (Japan)	8	34,708
Host Hotels & Resorts, Inc.(a)	961	10,369
Hudson Pacific Properties, Inc.	1,414	35,576
Industrial & Infrastructure Fund Investment Corp. (Japan)	21	34,005
Inmobiliaria Colonial Socimi SA (Spain)*	5,236	46,304
InnSuites Hospitality Trust	7,602	7,188
Investors Real Estate Trust	372	26,222
Invitation Homes, Inc.	1,360	37,441
JBG SMITH Properties	4,303	127,240
Kilroy Realty Corp.	432	25,358
Mapletree Industrial Trust (Singapore)	12,300	25,538
Medical Properties Trust, Inc.	993	18,668
Mirvac Group (Australia)	16,536	24,812
Mitsui Fudosan Logistics Park, Inc. (Japan)	6	26,838
Mori Hills REIT Investment Corp. (Japan)	8	10,096
National Health Investors, Inc.	495	30,056
National Retail Properties, Inc.	1,021	36,225
Nippon Accommodations Fund, Inc. (Japan)	5	29,037
Nippon Prologis REIT, Inc. (Japan)	7	21,282
Omega Healthcare Investors, Inc.	725	21,554
Paramount Group, Inc.	2,888	22,267
Pebblebrook Hotel Trust	218	2,978
Prologis, Inc.	10,803	1,008,244
PS Business Parks, Inc.	268	35,483
Public Storage	462	88,653
Rayonier, Inc.	1,955	48,464
Realty Income Corp.	193	11,484
Regency Centers Corp.	1,082	49,653
Rexford Industrial Realty, Inc.	908	37,618
RLJ Lodging Trust	2,497	23,572
RPT Realty	3,780	26,309
Ryman Hospitality Properties, Inc.	409	14,151
Shaftesbury PLC (United Kingdom)	520	3,407
Simon Property Group, Inc.	748	51,148
SL Green Realty Corp.	1,414	69,696
Spirit Realty Capital, Inc.	54	1,882
Summit Industrial Income REIT (Canada)	2,887	24,349
Sun Communities, Inc.	1,352	183,439
Sunstone Hotel Investors, Inc.	4,124	33,611
Taubman Centers, Inc.	333	12,574
Terreno Realty Corp.	1,088	57,272

	Shares	Value

COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
UNITE Group PLC (The) (United Kingdom)*	2,259	$26,330
Urban Edge Properties	3,359	39,871
VEREIT, Inc.	4,764	30,633
VICI Properties, Inc.	1,256	25,359
Vornado Realty Trust	250	9,553
Welltower, Inc.	1,037	53,665
Weyerhaeuser Co.	4,451	99,970
WP Carey, Inc.	996	67,379

		5,114,645

Food & Staples Retailing — 0.7%
BIM Birlesik Magazalar A/S (Turkey)	1,618	16,096
Clicks Group Ltd. (South Africa)	1,232	14,976
Costco Wholesale Corp.	236	71,557
CP ALL PCL (Thailand)*	67,000	147,604
Georgia Healthcare Group PLC (Georgia), 144A*	2,046	2,440
Jeronimo Martins SGPS SA (Portugal)*	6,580	115,254
Jiajiayue Group Co. Ltd. (China) (Class A Stock)	5,527	38,540
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,600	58,069
Naked Wines PLC (United Kingdom)	2,324	12,723
Performance Food Group Co.*	615	17,921
President Chain Store Corp. (Taiwan)	3,000	30,125
PriceSmart, Inc.	350	21,115
Raia Drogasil SA (Brazil)	2,196	45,090
Rite Aid Corp.*	677	11,550
Seven & iHoldings Co. Ltd. (Japan)	2,700	88,142
Shoprite Holdings Ltd. (South Africa)	4,660	28,730
Sprouts Farmers Market, Inc.*	820	20,984
Wal-Mart de Mexico SAB de CV (Mexico)	13,400	32,048
Walmart, Inc.	49	5,869
X5 Retail Group NV (Russia), GDR	1,014	36,033
Yifeng Pharmacy Chain Co. Ltd. (China) (Class A Stock)	4,740	61,127
Zur Rose Group AG (Switzerland)*	189	51,788

		927,781

Food Products — 0.9%
Bunge Ltd.	658	27,064
China Feihe Ltd. (China), 144A	13,000	26,226
China Mengniu Dairy Co. Ltd. (China)*	34,000	130,492
Edita Food Industries SAE (Egypt), 144A, GDR (original cost $970; purchased 03/27/15)(f)	158	489
Edita Food Industries SAE (Egypt), GDR	882	2,731
Ezaki Glico Co. Ltd. (Japan)	1,500	71,491
Flowers Foods, Inc.	1,366	30,544
Ingredion, Inc.	278	23,074
McCormick & Co., Inc.	378	67,817
Mondelez International, Inc. (Class A Stock)	3,546	181,307
Nestle SA (Switzerland)	2,783	308,643
Post Holdings, Inc.*	131	11,478
Sakata Seed Corp. (Japan)	300	9,539

SEE NOTES TO FINANCIAL STATEMENTS.

A140

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Food Products (cont’d.)
Sanderson Farms, Inc.	236	$27,350
Simply Good Foods Co. (The)*	1,300	24,154
TreeHouse Foods, Inc.*(a)	486	21,287
Tyson Foods, Inc. (Class A Stock)	4,344	259,380
Uni-President Enterprises Corp. (Taiwan)	10,307	24,880
Universal Robina Corp. (Philippines)	9,620	25,234

		1,273,180

Gas Utilities — 0.2%
Atmos Energy Corp.	1,738	173,070
ENN Energy Holdings Ltd. (China)	1,100	12,339
National Fuel Gas Co.	957	40,127
ONE Gas, Inc.	368	28,354
Southwest Gas Holdings, Inc.	398	27,482

		281,372

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	436	39,863
Alcon, Inc. (Switzerland)*	1,061	61,429
Ambu A/S (Denmark) (Class B Stock)	1,661	52,487
Axogen, Inc.*	1,288	11,901
Becton, Dickinson & Co.	2,330	557,499
BioMerieux (France)*	104	14,341
Boston Scientific Corp.*	5,416	190,156
Cerus Corp.*	3,422	22,585
Cochlear Ltd. (Australia)	184	24,210
Cooper Cos., Inc. (The)	136	38,575
Danaher Corp.	7,684	1,358,762
DexCom, Inc.*	24	9,730
DiaSorin SpA (Italy)	215	41,324
Elekta AB (Sweden) (Class B Stock)	4,145	38,800
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,202	73,342
Getinge AB (Sweden) (Class B Stock)	2,787	52,017
Guangzhou Wondfo Biotech Co. Ltd. (China) (Class A Stock)	1,300	19,221
GVS SpA (Italy), 144A*	1,293	15,035
Haemonetics Corp.*	201	18,002
ICU Medical, Inc.*	137	25,250
Inogen, Inc.*	368	13,071
Insulet Corp.*	156	30,305
Intuitive Surgical, Inc.*	426	242,748
iRhythm Technologies, Inc.*	202	23,410
Koninklijke Philips NV (Netherlands)*	5,524	259,128
LivaNova PLC*	500	24,065
Medtronic PLC	2,327	213,386
Nakanishi, Inc. (Japan)	1,000	13,026
Neogen Corp.*	405	31,428
Nipro Corp. (Japan)	1,700	18,763
Penumbra, Inc.*	87	15,557
Quidel Corp.*	183	40,944
Shandong Weigao Group Medical Polymer Co. Ltd. (China) (Class H Stock)	20,000	44,475
Smith & Nephew PLC (United Kingdom)	1,960	36,762
STAAR Surgical Co.*	394	24,247
Stryker Corp.	2,971	535,346

	Shares	Value

COMMON STOCKS (continued)
Health Care Equipment & Supplies (cont’d.)
Tactile Systems Technology, Inc.*	422	$17,483
Tandem Diabetes Care, Inc.*	283	27,994
Teleflex, Inc.	10	3,640
Terumo Corp. (Japan)	900	34,157
Wright Medical Group NV*	1,017	30,225
Zimmer Biomet Holdings, Inc.	470	56,099

		4,400,788

Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.*	506	12,711
Ambea AB (Sweden), 144A*	2,724	14,000
Amedisys, Inc.*	135	26,803
Amplifon SpA (Italy)*	2,761	73,777
Anthem, Inc.	1,087	285,859
Brookdale Senior Living, Inc.*	4,449	13,125
Centene Corp.*	1,805	114,708
Cigna Corp.	1,852	347,528
Community Health Systems, Inc.*	2,350	7,073
CVS Health Corp.	2,993	194,455
Dr. Lal PathLabs Ltd. (India), 144A	50	1,035
Encompass Health Corp.	464	28,736
HCA Healthcare, Inc.	2,956	286,909
HealthEquity, Inc.*	231	13,553
Humana, Inc.	302	117,100
Hygeia Healthcare Holdings Co. Ltd. (China), 144A*	1,602	5,519
Integrated Diagnostics Holdings PLC (Egypt), 144A*	2,882	11,031
Molina Healthcare, Inc.*	407	72,438
Sinopharm Group Co. Ltd. (China) (Class H Stock)	8,400	21,599
Terveystalo OYJ (Finland), 144A*	1,581	15,625
UnitedHealth Group, Inc.	3,202	944,430

		2,608,014

Health Care Technology — 0.2%
Teladoc Health, Inc.*(a)	696	132,825
Veeva Systems, Inc. (Class A Stock)*	494	115,803

		248,628

Hotels, Restaurants & Leisure — 1.3%
Aramark	960	21,667
Bloomin’ Brands, Inc.	1,328	14,156
BTG Hotels Group Co. Ltd. (China) (Class A Stock)*	13,700	29,852
Chipotle Mexican Grill, Inc.*	55	57,880
Denny’s Corp.*	2,071	20,917
Eldorado Resorts, Inc.*	360	14,422
Galaxy Entertainment Group Ltd. (Macau)	4,000	27,249
Hilton Grand Vacations, Inc.*	744	14,545
Hilton Worldwide Holdings, Inc.	3,972	291,743
Huazhu Group Ltd. (China), ADR	121	4,241
Jack in the Box, Inc.	304	22,523
Las Vegas Sands Corp.	846	38,527
Marriott International, Inc. (Class A Stock)	2,784	238,672
McDonald’s Corp.	2,182	402,514

SEE NOTES TO FINANCIAL STATEMENTS.

A141

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (cont’d.)
Nathan’s Famous, Inc.	338	$19,009
Planet Fitness, Inc. (Class A Stock)*	584	35,373
Playtech PLC (United Kingdom)	11,832	41,456
Restaurant Brands International, Inc. (Canada)	58	3,169
Round One Corp. (Japan)	2,000	14,435
SSP Group PLC (United Kingdom)	2,754	8,849
Vail Resorts, Inc.	52	9,472
Wyndham Destinations, Inc.	774	21,811
Wyndham Hotels & Resorts, Inc.	707	30,132
Wynn Resorts Ltd.	55	4,097
Yum! Brands, Inc.	4,065	353,289

		1,740,000

Household Durables — 0.4%
Cairn Homes PLC (Ireland)	15,887	16,148
Century Communities, Inc.*	1,272	39,000
Fujitsu General Ltd. (Japan)	5,100	104,451
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	27,600	221,545
Haier Electronics Group Co. Ltd. (China)	9,000	27,262
Jason Furniture Hangzhou Co. Ltd. (China) (Class A Stock)	2,700	17,230
JS Global Lifestyle Co. Ltd. (Hong Kong), 144A	27,000	25,884
MDC Holdings, Inc.	778	27,775
Midea Group Co. Ltd. (China) (Class A Stock)	2,200	18,669
Skyline Champion Corp.*	1,017	24,754
Tempur Sealy International, Inc.*(a)	419	30,147
ZAGG, Inc.*	139	436

		553,301

Household Products — 0.2%
Clorox Co. (The)	186	40,803
Colgate-Palmolive Co.	1,000	73,260
Essity AB (Sweden) (Class B Stock)*	3,746	121,227
Kimberly-Clark Corp.	551	77,884

		313,174

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	939	13,606
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	31,000	17,417
Electric Power Development Co. Ltd. (Japan)	600	11,383
NTPC Ltd. (India)	80,604	102,177
Vistra Energy Corp.	1,529	28,470

		173,053

Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	50	5,984
CK Hutchison Holdings Ltd. (United Kingdom)	16,368	105,253
DCC PLC (United Kingdom)	341	28,555
Fosun International Ltd. (China)	38,500	49,198
General Electric Co.	89,264	609,673

	Shares	Value

COMMON STOCKS (continued)
Industrial Conglomerates (cont’d.)
Honeywell International, Inc.	2,953	$426,974
Roper Technologies, Inc.	1,228	476,783
Siemens AG (Germany)	966	114,623
SM Investments Corp. (Philippines)*	4,817	91,387
Smiths Group PLC (United Kingdom)	3,335	58,585

		1,967,015

Insurance — 3.0%
AIA Group Ltd. (Hong Kong)	40,000	373,922
Allianz SE (Germany)	570	117,100
American International Group, Inc.	17,508	545,900
Aon PLC (Class A Stock)	821	158,125
Arch Capital Group Ltd.*	1,531	43,863
Argo Group International Holdings Ltd.	719	25,043
AXA SA (France)*	7,616	160,688
Chubb Ltd.	3,132	396,574
CNA Financial Corp.	547	17,586
CNO Financial Group, Inc.	1,644	25,597
eHealth, Inc.*	141	13,852
Fidelity National Financial, Inc.	907	27,809
First American Financial Corp.	470	22,569
Hartford Financial Services Group, Inc. (The)	3,029	116,768
Hiscox Ltd. (United Kingdom)	7,724	75,981
Kemper Corp.	293	21,248
Markel Corp.*	47	43,389
Marsh & McLennan Cos., Inc.	5,482	588,602
MetLife, Inc.	5,165	188,626
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	215	56,073
Old Republic International Corp.	2,007	32,734
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	90,000	74,570
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	10,000	100,391
Porto Seguro SA (Brazil)	1,100	10,324
Powszechny Zaklad Ubezpieczen SA (Poland)	7,261	53,282
Principal Financial Group, Inc.	817	33,938
Progressive Corp. (The)	1,068	85,558
RenaissanceRe Holdings Ltd. (Bermuda)	171	29,246
Sampo OYJ (Finland) (Class A Stock)	2,826	97,737
Sanlam Ltd. (South Africa)	5,455	18,609
Selective Insurance Group, Inc.	553	29,165
Sompo Holdings, Inc. (Japan)	2,100	72,186
Steadfast Group Ltd. (Australia)	8,579	20,054
Suncorp Group Ltd. (Australia)	6,975	44,422
Unico American Corp.*	170	893
White Mountains Insurance Group Ltd.	28	24,863
Willis Towers Watson PLC	1,199	236,143
Zurich Insurance Group AG (Switzerland)	326	115,468

		4,098,898

Interactive Media & Services — 3.6%
58.com, Inc. (China), ADR*	1,342	72,387
Alphabet, Inc. (Class A Stock)*	125	177,256

SEE NOTES TO FINANCIAL STATEMENTS.

A142

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Interactive Media & Services (cont’d.)
Alphabet, Inc. (Class C Stock)*	995	$1,406,542
Baidu, Inc. (China), ADR*	852	102,146
Facebook, Inc. (Class A Stock)*	5,191	1,178,720
IAC/InterActiveCorp*	539	174,313
JOYY, Inc. (China), ADR*	422	37,368
Mail.Ru Group Ltd. (Russia), GDR*	894	20,303
Match Group, Inc.*(a)	334	35,755
NAVER Corp. (South Korea)	1,613	360,939
Rightmove PLC (United Kingdom)	1,385	9,416
Scout24 AG (Germany), 144A	631	49,203
Snap, Inc. (Class A Stock)*(a)	7,942	186,558
Tencent Holdings Ltd. (China)	14,300	922,086
Yandex NV (Russia) (Class A Stock)*	391	19,558
Z Holdings Corp. (Japan)	30,200	147,458
Zillow Group, Inc. (Class A Stock)*	202	11,611
Zillow Group, Inc. (Class C Stock)*	314	18,090

		4,929,709

Internet & Direct Marketing Retail — 3.7%
Alibaba Group Holding Ltd. (China), ADR*	5,948	1,282,984
Amazon.com, Inc.*	863	2,380,862
ASOS PLC (United Kingdom)*	2,715	116,284
Booking Holdings, Inc.*	127	202,227
Etsy, Inc.*	595	63,207
Farfetch Ltd. (United Kingdom) (Class A Stock)*(a)	1,872	32,329
Grubhub, Inc.*	403	28,331
Just Eat Takeaway.com NV (Netherlands), 144A*	280	29,244
MercadoLibre, Inc. (Argentina)*	148	145,894
Naspers Ltd. (South Africa) (Class N Stock)	1,705	312,432
Ocado Group PLC (United Kingdom)*	2,814	70,965
Prosus NV (China)*	2,333	217,595
Qurate Retail, Inc. (Class A Stock)*	2,286	21,717
Shop Apotheke Europe NV (Netherlands), 144A*	280	33,544
Trainline PLC (United Kingdom), 144A*	5,022	27,278
Trip.com Group Ltd. (China), ADR*	1,114	28,875
Vipshop Holdings Ltd. (China), ADR*	800	15,928
Wayfair, Inc. (Class A Stock)*	155	30,629
Zalando SE (Germany), 144A*	799	56,696

		5,097,021

IT Services — 3.9%
Accenture PLC (Class A Stock)	1,342	288,154
Adyen NV (Netherlands), 144A*	55	80,425
Amadeus IT Group SA (Spain)	1,379	72,131
Automatic Data Processing, Inc.	747	111,221
Black Knight, Inc.*	659	47,817
Booz Allen Hamilton Holding Corp.	461	35,861
Broadridge Financial Solutions, Inc.	664	83,790
CSG Systems International, Inc.	491	20,323
Edenred (France)	429	18,719
EPAM Systems, Inc.*	196	49,394
Euronet Worldwide, Inc.*	561	53,755
Fidelity National Information Services, Inc.	3,938	528,047

	Shares	Value

COMMON STOCKS (continued)
IT Services (cont’d.)
Fiserv, Inc.*	2,057	$200,804
FleetCor Technologies, Inc.*	453	113,943
Fujitsu Ltd. (Japan)	1,000	117,159
Global Payments, Inc.	2,044	346,703
GoDaddy, Inc. (Class A Stock)*	581	42,605
Hexaware Technologies Ltd. (India)	3,539	15,649
Indra Sistemas SA (Spain)*	2,945	23,262
Infosys Ltd. (India)	4,322	42,358
Keywords Studios PLC (Ireland)	1,377	31,080
LiveRamp Holdings, Inc.*	500	21,235
Mastercard, Inc. (Class A Stock)	1,542	455,969
NET One Systems Co. Ltd. (Japan)	1,300	43,634
Network International Holdings PLC (United Arab Emirates), 144A*	18,972	104,096
NEXTDC Ltd. (Australia)*	3,293	22,721
Okta, Inc.*	256	51,259
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	489	17,281
PayPal Holdings, Inc.*	2,613	455,263
Shopify, Inc. (Canada) (Class A Stock)*	151	143,456
Square, Inc. (Class A Stock)*	469	49,217
StoneCo Ltd. (Brazil) (Class A Stock)*(a)	3,563	138,102
Twilio, Inc. (Class A Stock)*	359	78,772
Visa, Inc. (Class A Stock)(a)	5,796	1,119,613
WEX, Inc.*(a)	234	38,612
Wix.com Ltd. (Israel)*	1,193	305,671

		5,368,101

Leisure Products — 0.1%
Bafang Electric Suzhou Co. Ltd. (China) (Class A Stock)	580	11,565
Brunswick Corp.	465	29,765
Peloton Interactive, Inc. (Class A Stock)*	246	14,211
Polaris, Inc.	270	24,989
Smith & Wesson Brands, Inc.*	567	12,202
Spin Master Corp. (Canada), 144A*	1,021	18,448
Thule Group AB (Sweden), 144A	1,840	46,779
YETI Holdings, Inc.*	507	21,664

		179,623

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	3,389	299,486
Charles River Laboratories International, Inc.*	145	25,281
Eurofins Scientific SE (Luxembourg)*	66	41,649
Evotec SE (Germany)*	2,542	69,535
Lonza Group AG (Switzerland)	407	215,712
PRA Health Sciences, Inc.*	291	28,311
Repligen Corp.*	107	13,226
Syneos Health, Inc.*	320	18,640
Tecan Group AG (Switzerland)	154	54,743
Thermo Fisher Scientific, Inc.	2,585	936,649

		1,703,232

Machinery — 1.1%
Aalberts NV (Netherlands)	404	13,380

SEE NOTES TO FINANCIAL STATEMENTS.

A143

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Machinery (cont’d.)
AGCO Corp.	171	$9,484
Aida Engineering Ltd. (Japan)	1,400	9,482
Atlas Copco AB (Sweden) (Class B Stock)	424	15,684
Aumann AG (Germany), 144A*	226	3,019
Bucher Industries AG (Switzerland)	36	10,417
Caterpillar, Inc.	178	22,517
CNH Industrial NV (United Kingdom)*	6,798	47,913
Colfax Corp.*	947	26,421
Cummins, Inc.	191	33,093
Deere & Co.	1,743	273,912
Epiroc AB (Sweden) (Class B Stock)	1,799	22,084
Escorts Ltd. (India)	1,582	21,749
Fortive Corp.	1,778	120,300
Fujitec Co. Ltd. (Japan)	1,200	22,147
GEA Group AG (Germany)	1,815	57,742
Graco, Inc.	753	36,136
Hoshizaki Corp. (Japan)	500	42,852
Illinois Tool Works, Inc.	577	100,888
Impro Precision Industries Ltd., 144A	33,000	11,399
Knorr-Bremse AG (Germany)	562	57,102
Lincoln Electric Holdings, Inc.	406	34,201
Manitex International, Inc.*	643	3,196
METAWATER Co. Ltd. (Japan)	500	22,973
Middleby Corp. (The)*	746	58,889
Norma Group SE (Germany)*	554	14,869
Obara Group, Inc. (Japan)	600	18,321
Oshkosh Corp.	476	34,091
Otis Worldwide Corp.	490	27,861
PACCAR, Inc.	976	73,054
RBC Bearings, Inc.*	218	29,221
Rotork PLC (United Kingdom)	3,834	13,368
Spirax-Sarco Engineering PLC (United Kingdom)	191	23,687
Stanley Black & Decker, Inc.	458	63,836
Takuma Co. Ltd. (Japan)	700	9,640
Toro Co. (The)	618	40,998
Trelleborg AB (Sweden) (Class B Stock)*	690	10,166
Trinity Industries, Inc.	1,004	21,375
Valmet OYJ (Finland)	620	16,278
Weir Group PLC (The) (United Kingdom)	2,941	38,957

		1,512,702

Marine — 0.0%
Kirby Corp.*	551	29,511
SITC International Holdings Co. Ltd. (China)	19,000	20,291

		49,802

Media — 0.5%
A.H. Belo Corp. (Class A Stock)	501	867
Ascential PLC (United Kingdom), 144A	12,320	44,439
Cable One, Inc.	25	44,371
Charter Communications, Inc. (Class A Stock)*	115	58,655
Comcast Corp. (Class A Stock)	5,006	195,134
CyberAgent, Inc. (Japan)	400	19,622

	Shares	Value

COMMON STOCKS (continued)
Media (cont’d.)
Eutelsat Communications SA (France)	3,434	$31,801
Fox Corp. (Class A Stock)(a)	1,226	32,881
Informa PLC (United Kingdom)	6,188	36,241
Liberty Broadband Corp. (Class A Stock)*	130	15,885
Liberty Broadband Corp. (Class C Stock)*	266	32,973
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	820	28,306
oOh!media Ltd. (Australia)	11,397	7,320
Sirius XM Holdings, Inc.	2,900	17,023
WPP PLC (United Kingdom)	8,392	65,834
YouGov PLC (United Kingdom)	3,317	31,646

		662,998

Metals & Mining — 2.3%
Agnico Eagle Mines Ltd. (Canada)	713	45,655
Alacer Gold Corp.*	223	1,533
Alamos Gold, Inc. (Canada) (Class A Stock), (XTSE)	609	5,679
Alcoa Corp.*	285	3,203
Alrosa PJSC (Russia)	20,170	18,491
Anglo American Platinum Ltd. (South Africa)	312	22,617
Anglo American PLC (South Africa)	2,179	51,024
AngloGold Ashanti Ltd. (Australia)	1,320	38,569
Antofagasta PLC (Chile)	4,490	52,414
ArcelorMittal SA (Luxembourg)*	2,148	23,045
B2Gold Corp. (Canada)	3,364	19,129
Barrick Gold Corp. (Canada)	5,195	139,786
BHP Group Ltd. (Australia)	20,498	510,782
BlueScope Steel Ltd. (Australia)	631	5,129
Boliden AB (Sweden)	3,034	69,550
Centamin PLC (Egypt)	887	2,015
Centerra Gold, Inc. (Kyrgyzstan)	453	5,055
China Steel Corp. (Taiwan)	26,000	18,236
Cia de Minas Buenaventura SAA (Peru), ADR	914	8,354
Cleveland-Cliffs, Inc.	2,250	12,420
Coeur Mining, Inc.*	2,836	14,407
ERO Copper Corp. (Canada)*	1,350	19,560
Evolution Mining Ltd. (Australia)	5,294	20,966
First Quantum Minerals Ltd. (Zambia)	1,890	15,063
Fortescue Metals Group Ltd. (Australia)	2,056	19,848
Franco-Nevada Corp. (Canada)	1,259	175,876
Freeport-McMoRan, Inc.	2,675	30,950
Glencore PLC (Australia)*	17,300	37,045
Gold Fields Ltd. (South Africa)	3,064	28,630
Gold Resource Corp.	5,040	20,714
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	6,800	15,799
Hecla Mining Co.	4,889	15,987
Hitachi Metals Ltd. (Japan)	4,300	51,280
IGO Ltd. (Australia)	5,677	19,097
Impala Platinum Holdings Ltd. (South Africa)	6,012	40,423
Industrias Penoles SAB de CV (Mexico)	857	8,803
JFE Holdings, Inc. (Japan)	1,200	8,626

SEE NOTES TO FINANCIAL STATEMENTS.

A144

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Metals & Mining (cont’d.)
Kinross Gold Corp. (Canada)*	4,209	$30,383
Kirkland Lake Gold Ltd. (Canada)	1,863	76,710
Lundin Mining Corp. (Chile)	4,478	24,013
Mitsui Mining & Smelting Co. Ltd. (Japan)	1,500	30,582
MMC Norilsk Nickel PJSC (Russia)	133	35,035
Newcrest Mining Ltd. (Australia)	2,664	58,876
Newmont Corp.	2,332	143,978
Nippon Steel Corp. (Japan)	2,300	21,783
Norsk Hydro ASA (Norway)*	9,605	26,774
Northam Platinum Ltd. (South Africa)*	3,017	20,383
Northern Star Resources Ltd. (Australia)	9,065	85,232
Nucor Corp.	810	33,542
Osisko Gold Royalties Ltd. (Canada)	319	3,186
OZ Minerals Ltd. (Australia)	3,277	25,145
Pan American Silver Corp. (Canada)	562	17,068
Polymetal International PLC (Russia)	898	16,725
Polyus PJSC (Russia)	106	17,909
POSCO (South Korea)	356	52,033
Regis Resources Ltd. (Australia)	698	2,537
Reliance Steel & Aluminum Co.	617	58,572
Rio Tinto PLC (Australia)	3,954	224,423
Sandstorm Gold Ltd. (Canada)*	170	1,632
Saracen Mineral Holdings Ltd. (Australia)*	647	2,463
SEMAFO, Inc. (Canada)*	1,050	3,581
Sibanye Stillwater Ltd. (South Africa)*	7,935	17,350
South32 Ltd. (Australia)	99,056	140,472
Southern Copper Corp. (Peru)	2,405	95,647
Steel Dynamics, Inc.	737	19,228
Sumitomo Metal Mining Co. Ltd. (Japan)	400	11,211
Teck Resources Ltd. (Canada) (Class B Stock)	1,060	11,045
thyssenkrupp AG (Germany)*	1,344	9,618
Torex Gold Resources, Inc. (Canada)*	210	3,309
United States Steel Corp.(a)	453	3,271
Vale SA (Brazil)	8,442	87,197
voestalpine AG (Austria)	503	10,843
Wheaton Precious Metals Corp. (Brazil)	1,315	57,836
Worthington Industries, Inc.	911	33,980
Yamana Gold, Inc. (Canada)	3,115	16,933
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	30,000	14,279

		3,140,544

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	1,380	17,802
Annaly Capital Management, Inc.	3,938	25,833
Apollo Commercial Real Estate Finance, Inc.	1,778	17,442
Cherry Hill Mortgage Investment Corp.	1,327	11,970
Ellington Residential Mortgage REIT	969	9,981
Two Harbors Investment Corp.	2,000	10,080

		93,108

	Shares	Value

COMMON STOCKS (continued)
Multiline Retail — 0.5%
Dollar General Corp.	2,332	$444,270
Dollar Tree, Inc.*	109	10,102
Lojas Renner SA (Brazil)	3,388	26,260
Next PLC (United Kingdom)	901	54,751
Pan Pacific International Holdings Corp. (Japan)	2,600	57,105
Ryohin Keikaku Co. Ltd. (Japan)	700	9,976
Target Corp.	197	23,626

		626,090

Multi-Utilities — 0.8%
Ameren Corp.	2,919	205,381
Dominion Energy, Inc.	1,446	117,386
Engie SA (France)*	6,304	78,257
NiSource, Inc.	3,050	69,357
Sempra Energy	5,503	645,117

		1,115,498

Oil, Gas & Consumable Fuels — 2.2%
Aker BP ASA (Norway)	590	10,850
Arch Resources, Inc.	608	17,273
BP PLC (United Kingdom), ADR	3,938	91,834
California Resources Corp.*(a)	314	383
Cheniere Energy, Inc.*	199	9,616
Chevron Corp.	2,085	186,045
Concho Resources, Inc.	793	40,840
ConocoPhillips	2,270	95,385
Continental Resources, Inc.	1,093	19,160
Denbury Resources, Inc.*	3,839	1,060
Devon Energy Corp.	1,216	13,789
Diamondback Energy, Inc.	403	16,853
Enbridge, Inc. (Canada)	6,073	184,741
Eni SpA (Italy)	5,645	54,217
EOG Resources, Inc.	4,757	240,990
Equinor ASA (Norway)	2,798	40,007
Exxon Mobil Corp.	3,032	135,591
Galp Energia SGPS SA (Portugal)	21,911	255,215
Gulfport Energy Corp.*	1,222	1,332
Hess Corp.	711	36,837
Kelt Exploration Ltd. (Canada)*(a)	1,840	1,897
Kosmos Energy Ltd. (Ghana)	10,513	17,452
Lundin Energy AB (Sweden)	3,035	74,441
Magnolia Oil & Gas Corp. (Class A Stock)*	1,516	9,187
Marathon Petroleum Corp.	417	15,587
Murphy Oil Corp.(a)	1,298	17,912
Parsley Energy, Inc. (Class A Stock)	987	10,541
PDC Energy, Inc.*	1,383	17,205
Penn Virginia Corp.*	284	2,707
Petronet LNG Ltd. (India)	8,832	30,067
Phillips 66	169	12,151
Pioneer Natural Resources Co.	518	50,609
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	6,761	103,251
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	15,912	35,514
SM Energy Co.	677	2,539
Suncor Energy, Inc. (Canada)	946	15,950
Targa Resources Corp.(a)	415	8,329

SEE NOTES TO FINANCIAL STATEMENTS.

A145

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (cont’d.)
TC Energy Corp. (Canada), (NYSE)	8,081	$346,352
TC Energy Corp. (Canada), (XTSE)	1,506	64,340
Torchlight Energy Resources, Inc.*(a)	2,850	1,033
TOTAL SA (France)	10,684	412,880
Williams Cos., Inc. (The)	10,860	206,557
World Fuel Services Corp.	620	15,971
WPX Energy, Inc.*	2,417	15,420

		2,939,910

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	798	20,469
Mercer International, Inc. (Germany)	2,545	20,767
Mondi PLC (United Kingdom)	2,812	52,964
Suzano SA (Brazil)*	1,100	7,480
UPM-Kymmene OYJ (Finland)	663	19,240
Verso Corp. (Class A Stock)	1,444	17,270
West Fraser Timber Co. Ltd. (Canada)	316	11,107

		149,297

Personal Products — 0.4%
Hengan International Group Co. Ltd. (China)	2,000	15,770
Kao Corp. (Japan)	600	47,527
LG Household & Health Care Ltd. (South Korea)	166	186,303
Medifast, Inc.(a)	152	21,093
Unilever NV (United Kingdom)	3,958	211,218
USANA Health Sciences, Inc.*	157	11,528

		493,439

Pharmaceuticals — 2.5%
Aerie Pharmaceuticals, Inc.*	1,001	14,775
Astellas Pharma, Inc. (Japan)	6,700	111,803
AstraZeneca PLC (United Kingdom), ADR	3,772	199,501
Baudax Bio, Inc.*	184	764
Bausch Health Cos., Inc., (XTSE)*	4,135	75,629
Bayer AG (Germany)	4,266	317,729
Catalent, Inc.*	620	45,446
Corcept Therapeutics, Inc.*	1,202	20,218
CSPC Pharmaceutical Group Ltd. (China)	12,000	22,808
Daiichi Sankyo Co. Ltd. (Japan)	600	48,958
Durect Corp.*	3,908	9,067
Elanco Animal Health, Inc.*	6,767	145,152
Endo International PLC*	1,744	5,982
GlaxoSmithKline PLC (United Kingdom), ADR	4,332	176,702
Horizon Therapeutics PLC*	531	29,513
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	700	9,169
Johnson & Johnson	1,313	184,647
Laboratorios Farmaceuticos Rovi SA (Spain)	1,000	28,623
Merck & Co., Inc.	807	62,405
MyoKardia, Inc.*	227	21,933
Novartis AG (Switzerland)	2,439	213,509
Otsuka Holdings Co. Ltd. (Japan)	5,700	248,436

	Shares	Value

COMMON STOCKS (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	6,273	$205,127
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	117	18,254
Recro Pharma, Inc.*	506	2,302
Roche Holding AG (Switzerland)	1,088	378,973
Royalty Pharma PLC (Class A Stock)*	656	31,849
Sanofi (France)	1,291	132,338
Sino Biopharmaceutical Ltd. (Hong Kong)	11,000	20,797
Supernus Pharmaceuticals, Inc.*	1,105	26,244
Takeda Pharmaceutical Co. Ltd. (Japan)	9,209	330,256
Torrent Pharmaceuticals Ltd. (India)	719	22,635
Zoetis, Inc.	1,631	223,512
Zogenix, Inc.*	323	8,724

		3,393,780

Professional Services — 0.7%
Adecco Group AG (Switzerland)	828	39,178
CBIZ, Inc.*	676	16,204
Clarivate PLC (United Kingdom)*	1,708	38,140
CoreLogic, Inc.	588	39,525
CoStar Group, Inc.*	262	186,195
DKSH Holding AG (Switzerland)	389	25,136
en-japan, Inc. (Japan)	900	22,178
Equifax, Inc.	1,477	253,867
FTI Consulting, Inc.*	504	57,733
IHS Markit Ltd.	75	5,662
Insperity, Inc.	223	14,435
Intertrust NV (Netherlands), 144A	1,033	17,643
Korn Ferry	868	26,674
ManpowerGroup, Inc.	406	27,912
Outsourcing, Inc. (Japan)	4,500	28,718
Persol Holdings Co. Ltd. (Japan)	9,000	123,745
Renrui Human Resources Technology Holdings Ltd. (China) (original cost $15,279; purchased 12/09/19-04/29/20)*(f)	3,600	14,353
TeamLease Services Ltd. (India) (original cost $11,423; purchased 11/21/17-04/29/20)*(f)	399	8,894
TransUnion	426	37,079

		983,271

Real Estate Management & Development — 0.5%
Aedas Homes SA (Spain), 144A*	835	15,151
Altus Group Ltd. (Canada)	819	24,607
Deutsche Wohnen SE (Germany)	883	39,790
Fabege AB (Sweden)	1,046	12,261
Grainger PLC (United Kingdom)	3,480	12,393
Hang Lung Properties Ltd. (Hong Kong)	13,000	30,797
Heiwa Real Estate Co. Ltd. (Japan)	1,500	42,838
Hongkong Land Holdings Ltd. (Hong Kong)	13,800	57,320
Hufvudstaden AB (Sweden) (Class A Stock)	484	6,038
Iguatemi Empresa de Shopping Centers SA (Brazil)	1,600	9,862

SEE NOTES TO FINANCIAL STATEMENTS.

A146

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Real Estate Management & Development (cont’d.)
Instone Real Estate Group AG (Germany), 144A*	859	$18,765
Jones Lang LaSalle, Inc.	173	17,899
Kojamo OYJ (Finland)	1,270	26,953
Mitsubishi Estate Co. Ltd. (Japan)	5,100	75,727
Mitsui Fudosan Co. Ltd. (Japan)	5,700	100,480
PSP Swiss Property AG (Switzerland)	373	42,245
Realogy Holdings Corp.	1,479	10,959
Shurgard Self Storage SA (Belgium)	467	17,607
Sun Hung Kai Properties Ltd. (Hong Kong)	3,500	44,782
Tokyo Tatemono Co. Ltd. (Japan)	1,500	17,211

		623,685

Road & Rail — 0.5%
Canadian Pacific Railway Ltd. (Canada)	127	32,428
J.B. Hunt Transport Services, Inc.	874	105,177
Kansas City Southern	226	33,740
Lyft, Inc. (Class A Stock)*	408	13,468
Norfolk Southern Corp.	898	157,662
PAM Transportation Services, Inc.*	440	13,530
Union Pacific Corp.	1,990	336,449

		692,454

Semiconductors & Semiconductor Equipment — 4.1%
Advanced Micro Devices, Inc.*	1,803	94,856
AIXTRON SE (Germany)*	3,758	45,756
ams AG (Austria)*	1,361	20,395
Analog Devices, Inc.	139	17,047
Applied Materials, Inc.	10,352	625,779
ASML Holding NV (Netherlands)	797	294,487
ASML Holding NV (Netherlands)	192	70,662
Broadcom, Inc.	496	156,543
Cabot Microelectronics Corp.	202	28,187
Cirrus Logic, Inc.*	426	26,318
Cree, Inc.*(a)	543	32,140
Disco Corp. (Japan)	300	72,680
Enphase Energy, Inc.*	358	17,030
Entegris, Inc.	278	16,416
Intel Corp.	3,504	209,644
IQE PLC (United Kingdom)*	32,494	20,559
KLA Corp.	47	9,141
Lam Research Corp.	152	49,166
Marvell Technology Group Ltd.	4,913	172,250
Maxim Integrated Products, Inc.	1,594	96,612
Microchip Technology, Inc.(a)	939	98,886
Micron Technology, Inc.*	5,415	278,981
MKS Instruments, Inc.	291	32,953
Monolithic Power Systems, Inc.	168	39,816
NVIDIA Corp.	911	346,098
NXP Semiconductors NV (Netherlands).	5,886	671,239
QUALCOMM, Inc.	6,027	549,723
QuickLogic Corp.*	492	1,506
Silergy Corp. (China)	1,000	65,992
Silicon Laboratories, Inc.*	324	32,487
SK Hynix, Inc. (South Korea)	708	50,487
SolarEdge Technologies, Inc.*	169	23,454

	Shares	Value

COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	58,000	$617,715
Teradyne, Inc.(a)	499	42,171
Texas Instruments, Inc.	4,211	534,671
Tokyo Electron Ltd. (Japan)	300	74,047
Universal Display Corp.	144	21,545
Vanguard International Semiconductor Corp. (Taiwan)	5,000	13,242
Xilinx, Inc.	643	63,265

		5,633,946

Software — 5.1%
2U, Inc.*	364	13,817
Aspen Technology, Inc.*	306	31,705
Atlassian Corp. PLC (Class A Stock)*	305	54,982
CDK Global, Inc.	864	35,787
Ceridian HCM Holding, Inc.*	159	12,604
Citrix Systems, Inc.	139	20,559
Cornerstone OnDemand, Inc.*	780	30,077
Coupa Software, Inc.*(a)	224	62,057
Descartes Systems Group, Inc. (The) (Canada)*	553	29,194
DocuSign, Inc.*	1,089	187,537
Dropbox, Inc. (Class A Stock)*	1,362	29,651
Envestnet, Inc.*	462	33,975
Everbridge, Inc.*	199	27,534
First Derivatives PLC (United Kingdom)	842	26,685
Five9, Inc.*	401	44,379
Guidewire Software, Inc.*	334	37,024
HubSpot, Inc.*	129	28,941
Intuit, Inc.	1,154	341,803
J2 Global, Inc.*	381	24,083
LogMeIn, Inc.	355	30,093
Microsoft Corp.	16,158	3,288,315
Netcompany Group A/S (Denmark), 144A*	471	31,088
New Relic, Inc.*	377	25,975
Nutanix, Inc. (Class A Stock)*	650	15,408
Palo Alto Networks, Inc.*	266	61,092
Paycom Software, Inc.*	110	34,070
Proofpoint, Inc.*	219	24,335
PTC, Inc.*	400	31,116
RealPage, Inc.*	892	57,989
RingCentral, Inc. (Class A Stock)*	212	60,422
salesforce.com, Inc.*	2,041	382,341
Sansan, Inc. (Japan)*	400	15,262
SAP SE (Germany)	1,034	145,318
ServiceNow, Inc.*	1,067	432,199
Slack Technologies, Inc. (Class A Stock)*	448	13,928
Smartsheet, Inc. (Class A Stock)*	261	13,290
Splunk, Inc.*	1,305	259,304
SS&C Technologies Holdings, Inc.	351	19,824
Synopsys, Inc.*	1,619	315,705
TeamViewer AG (Germany), 144A*	1,313	72,272
Temenos AG (Switzerland)	416	65,183
Trade Desk, Inc. (The) (Class A Stock)*	93	37,805
VMware, Inc. (Class A Stock)*(a)	397	61,479
WANdisco PLC (United Kingdom)*	1,170	9,066

SEE NOTES TO FINANCIAL STATEMENTS.

A147

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Software (cont’d.)
Workday, Inc. (Class A Stock)*	1,292	$242,069
Xero Ltd. (New Zealand)*	274	17,268
Zendesk, Inc.*	513	45,416
Zoom Video Communications, Inc. (Class A Stock)*	304	77,076

		6,957,102

Specialty Retail — 0.9%
American Eagle Outfitters, Inc.	1,197	13,047
Burlington Stores, Inc.*	196	38,598
Carvana Co.*(a)	835	100,367
Dick’s Sporting Goods, Inc.	600	24,756
Five Below, Inc.*	225	24,055
Grupo SBF SA (Brazil)*	1,700	10,276
Hikari Tsushin, Inc. (Japan)	100	22,804
Home Depot, Inc. (The)	959	240,239
Michaels Cos., Inc. (The)*(a)	3,595	25,417
Nextage Co. Ltd. (Japan)	3,200	25,700
O’Reilly Automotive, Inc.*	324	136,621
RH*	74	18,419
Ross Stores, Inc.	4,386	373,863
SMCP SA (France), 144A*	1,502	7,387
TJX Cos., Inc. (The)	1,349	68,205
Tractor Supply Co.	526	69,322
VT Holdings Co. Ltd. (Japan)	2,200	7,187
Watches of Switzerland Group PLC (United Kingdom), 144A*	3,544	12,324
Yellow Hat Ltd. (Japan)	1,200	16,527
Zhongsheng Group Holdings Ltd. (China)	4,000	22,421
Zumiez, Inc.*	1,050	28,749

		1,286,284

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	5,170	1,886,016
Dell Technologies, Inc. (Class C Stock)*	170	9,340
NCR Corp.*	1,158	20,057
Samsung Electronics Co. Ltd. (South Korea)	13,379	593,511
Wiwynn Corp. (Taiwan)	1,000	27,268

		2,536,192

Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp. (Japan)	4,600	52,405
Brunello Cucinelli SpA (Italy)*	360	10,746
Burberry Group PLC (United Kingdom)	3,076	61,307
Carter’s, Inc.	270	21,789
EssilorLuxottica SA (France)*	1,042	134,238
Forward Industries, Inc.*(a)	9,133	11,873
Li Ning Co. Ltd. (China)	6,000	19,301
Lululemon Athletica, Inc.*	638	199,062
Luthai Textile Co. Ltd. (China) (Class B Stock) (original cost $7,066; purchased 03/31/15-02/18/16)*(f)	4,697	2,784
LVMH Moet Hennessy Louis Vuitton SE (France)	73	32,463
NIKE, Inc. (Class B Stock)	861	84,421

	Shares	Value

COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Skechers U.S.A., Inc. (Class A Stock)*	782	$24,539
Wolverine World Wide, Inc.	956	22,762

		677,690

Thrifts & Mortgage Finance — 0.2%
Aruhi Corp. (Japan)	700	10,025
Home Federal Bancorp, Inc.	594	15,296
Housing Development Finance Corp. Ltd. (India)	10,006	232,324
MGIC Investment Corp.	3,293	26,970
New York Community Bancorp, Inc.	2,756	28,111
Waterstone Financial, Inc.	1,511	22,408

		335,134

Tobacco — 0.5%
Altria Group, Inc.	2,486	97,575
British American Tobacco PLC (United Kingdom)	1,964	75,794
Japan Tobacco, Inc. (Japan)	3,400	63,080
Philip Morris International, Inc.	6,498	455,250

		691,699

Trading Companies & Distributors — 0.3%
Ashtead Group PLC (United Kingdom)	1,264	42,805
Beacon Roofing Supply, Inc.*	363	9,572
Brenntag AG (Germany)	256	13,503
Hanwa Co. Ltd. (Japan)	900	16,553
HD Supply Holdings, Inc.*	1,000	34,650
Herc Holdings, Inc.*	908	27,903
Howden Joinery Group PLC (United Kingdom)	949	6,529
Huttig Building Products, Inc.*	496	555
IMCD NV (Netherlands)*	356	33,676
NOW, Inc.*	3,753	32,388
SiteOne Landscape Supply, Inc.*	237	27,011
Sumitomo Corp. (Japan)	5,900	67,535
United Rentals, Inc.*	292	43,520
Watsco, Inc.	150	26,655

		382,855

Transportation Infrastructure — 0.1%
Airports of Thailand PCL (Thailand)	8,600	16,877
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	166	18,640
Macquarie Infrastructure Corp.	625	19,181
Shanghai International Airport Co. Ltd. (China) (Class A Stock)	1,600	16,353

		71,051

Water Utilities — 0.1%
American States Water Co.	342	26,891
American Water Works Co., Inc.	590	75,909
California Water Service Group	521	24,852
York Water Co. (The)	529	25,371

		153,023

Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.*	476	49,575

SEE NOTES TO FINANCIAL STATEMENTS.

A148

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

COMMON STOCKS (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)	62,114	$99,110

		148,685

TOTAL COMMON STOCKS (cost $93,050,642)		102,564,691

PREFERRED STOCKS — 0.4%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)*	334	51,066

Banks — 0.1%
Banco Bradesco SA (Brazil) (PRFC)	9,386	36,159
Itau Unibanco Holding SA (Brazil) (PRFC)	17,441	82,425

		118,584

Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%(a)	508	24,592
NextEra Energy, Inc., CVT, 5.279%	707	30,012
Southern Co. (The), CVT, 6.750%	1,829	80,586

		135,190

Health Care Equipment & Supplies — 0.0%
Becton, Dickinson & Co., Series B, CVT, 6.000%*	496	26,387
Sartorius AG (Germany) (PRFC)	46	15,226

		41,613

Machinery — 0.0%
Marcopolo SA (Brazil) (PRFC)	20,700	11,115
Stanley Black & Decker, Inc., Series C, CVT, 5.000%*	19	21,641

		32,756

Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	2,408	7,107

Multi-Utilities — 0.1%
Sempra Energy, Series A, CVT, 6.000%	223	21,794
Sempra Energy, Series B, CVT, 6.750%	235	23,091

		44,885

Semiconductors & Semiconductor Equipment — 0.0%
Broadcom, Inc., Series A, CVT, 8.000%.	12	13,372

Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	1,065	41,533

TOTAL PREFERRED STOCKS (cost $538,047)		486,106

		Units	Value

RIGHTS* — 0.0%
Wireless Telecommunication Services
T-Mobile US, Inc., expiring 07/27/20 (cost $—)		364	$61

		Shares

UNAFFILIATED FUNDS** — 8.7%
T. Rowe Price Emerging Markets Bond
Fund		392,247	4,185,278
T. Rowe Price Institutional Floating Rate
Fund		411,664	3,820,240
T. Rowe Price Institutional High Yield
Fund		469,411	3,858,561

TOTAL UNAFFILIATED FUNDS (cost $12,169,041)			11,864,079

Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 0.3%
Automobiles — 0.2%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-01A, Class A, 144A
3.450%	03/20/23	100	100,323
CarMax Auto Owner Trust,
Series 2017-04, Class A3
2.110%	10/17/22	3	2,621
Series 2020-01, Class B
2.210%	09/15/25	15	15,437
Drive Auto Receivables Trust,
Series 2020-01, Class C
2.360%	03/16/26	10	10,073
Exeter Automobile Receivables Trust,
Series 2020-01A, Class B, 144A
2.260%	04/15/24	10	10,101
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class A3
2.810%	12/16/22	12	12,353
Hyundai Auto Receivables Trust,
Series 2018-A, Class A3
2.790%	07/15/22	4	3,921
Santander Retail Auto Lease Trust,
Series 2019-A, Class A3, 144A
2.770%	06/20/22	20	20,395

			175,224

Credit Cards — 0.0%
Synchrony Credit Card Master Note Trust,
Series 2017-02, Class A
2.620%	10/15/25	10	10,373

Equipment — 0.0%
CNH Equipment Trust,
Series 2017-C, Class A3
2.080%	02/15/23	3	3,053
Series 2019-C, Class B
2.350%	04/15/27	20	20,090

			23,143

SEE NOTES TO FINANCIAL STATEMENTS.

A149

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (continued)
Other — 0.1%
Jimmy Johns Funding LLC,
Series 2017-01A, Class A2I, 144A
3.610%	07/30/47	24	$23,847
Sonic Capital LLC,
Series 2018-01A, Class A2, 144A
4.026%	02/20/48	49	52,037
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	49	50,527

			126,411

TOTAL ASSET-BACKED SECURITIES (cost $328,894)			335,151

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Ashford Hospitality Trust,
Series 2018-ASHF, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.085%(c)	04/15/35	15	14,057
BANK,
Series 2017-BNK08, Class B
4.064%(cc)	11/15/50	15	15,240
Series 2020-BN25, Class B
3.043%(cc)	01/15/63	10	9,865
Barclays Commercial Mortgage Trust,
Series 2019-BWAY, Class D, 144A, 1 Month LIBOR + 2.160% (Cap N/A, Floor 2.160%)
2.345%(c)	11/25/34	10	9,426
BBCMS Mortgage Trust,
Series 2018-C02, Class A5
4.314%	12/15/51	15	17,712
CD Mortgage Trust,
Series 2016-CD2, Class A4
3.526%(cc)	11/10/49	10	11,078
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4
3.778%	09/10/58	10	11,072
Commercial Mortgage Trust,
Series 2015-CR24, Class A5
3.696%	08/10/48	10	11,032
Series 2015-LC21, Class A4
3.708%	07/10/48	10	10,990
FHLMC Multifamily Structured Pass-Through Certificates,
Series K068, Class A1
2.952%	02/25/27	9	9,632
Great Wolf Trust,
Series 2019-WOLF, Class A, 144A, 1 Month LIBOR + 1.034% (Cap N/A, Floor 1.034%)
1.219%(c)	12/15/36	10	9,603
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
1.818%(c)	12/15/36	10	9,239
GS Mortgage Securities Trust,
Series 2015-GC32, Class A4
3.764%	07/10/48	10	11,014
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	11,414

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2019-GSA01, Class B
3.511%	11/10/52	16	$16,068
Series 2020-GC45, Class A5
2.911%	02/13/53	15	16,414
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class AS
4.243%(cc)	04/15/47	10	10,615
Series 2015-C30, Class A5
3.822%	07/15/48	10	11,029
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class B
4.464%(cc)	08/15/47	10	10,317
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	10	10,680
Series 2015-C27, Class AS
4.068%	12/15/47	15	16,078
Morgan Stanley Capital I Trust,
Series 2018-H04, Class A4
4.310%	12/15/51	10	11,880
Morgan Stanley Capital Trust,
Series 2019-MEAD, Class D, 144A
3.177%	11/10/36	10	8,728
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	10,998
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	10,808
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS
4.176%	05/15/47	10	10,591

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $298,945)			305,580

CORPORATE BONDS — 2.6%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20	5	5,034
3.750%	02/15/23	10	10,574
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/26	10	11,167
3.650%	11/01/24	5	5,503
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	25	26,053

			58,331

Aerospace & Defense — 0.0%
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	12,707

Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	20	20,871

SEE NOTES TO FINANCIAL STATEMENTS.

A150

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Airlines — 0.0%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	$2,976
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	8	6,296
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	25	22,647
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	28	22,855

			54,774

Auto Manufacturers — 0.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
2.950%	04/14/22	25	25,895
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	5,196
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
4.200%	11/06/21	35	35,947
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
3.450%	03/12/21	20	20,208
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A
3.650%	09/21/21	10	10,006
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	05/10/22	25	26,044
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	04/13/21	30	30,586

			153,882

Banks — 0.5%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	50	52,971
Sr. Unsec’d. Notes, MTN
4.244%(ff)	04/24/38	20	24,385
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN
3.100%	04/13/21	25	25,523
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.887%(ff)	01/10/28	35	39,395
Sub. Notes
4.450%	09/29/27	10	11,380
4.600%	03/09/26	10	11,426
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	15	15,361

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Sub. Notes
4.300%	01/16/24	10	$11,032
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.750%	09/15/20	10	10,026
3.000%	04/26/22	40	40,732
3.500%	01/23/25	15	16,360
3.850%	01/26/27	10	11,244
Sub. Notes
5.150%	05/22/45	5	6,531
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.882%(ff)	07/24/38	20	23,625
Sub. Notes
2.956%(ff)	05/13/31	15	15,896
3.375%	05/01/23	50	53,459
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	26,157
2.900%	09/15/20	10	10,047
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	27,320
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.125%	01/23/23	15	15,909
Sr. Unsec’d. Notes, MTN
3.971%(ff)	07/22/38	15	17,851
4.300%	01/27/45	5	6,278
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22	15	15,656
State Street Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/20	10	10,028
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	35,445
Truist Bank,
Sr. Unsec’d. Notes
3.502%(ff)	08/02/22	20	20,581
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	10,174
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.069%	01/24/23	55	56,973
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	10	10,474

			632,239

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
(Belgium),
Gtd. Notes
4.900%	02/01/46	10	12,130

SEE NOTES TO FINANCIAL STATEMENTS.

A151

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	50	$56,676
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.551%	05/25/21	15	15,418
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.100%	07/17/22	5	5,253

			89,477

Biotechnology — 0.0%
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	40,427
3.625%	09/15/22	5	5,312
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.250%	09/01/22	5	5,285

			51,024

Building Materials — 0.0%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	2	2,021

Chemicals — 0.0%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	5,165
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.150%	05/15/24	10	10,669
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.250%	12/01/27	5	5,643

			21,477

Commercial Services — 0.1%
George Washington University (The),
Unsec’d. Notes
4.300%	09/15/44	5	6,103
Northwestern University,
Unsec’d. Notes
2.640%	12/01/50	20	20,535
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	30	31,868
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	10	10,784
3.500%	03/16/23	5	5,329
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	5,487

			80,106

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	$15,357
3.200%	05/13/25	25	27,918

			43,275

Diversified Financial Services — 0.1%
AIG Global Funding,
Sr. Sec’d. Notes, 144A
2.150%	07/02/20	5	5,000
Air Lease Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/21	10	10,026
3.500%	01/15/22	5	5,037
3.625%	04/01/27	5	4,891
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	4,379
5.250%	05/15/24	20	18,215
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.200%	01/30/23	25	26,387
3.650%	05/11/27	20	21,965
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	5,388
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.450%	09/21/23	25	27,118
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/26	5	5,547
Visa, Inc.,
Sr. Unsec’d. Notes
2.150%	09/15/22	15	15,574
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	5	5,210

			154,737

Electric — 0.1%
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	11,884
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	17,479
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	5	5,000
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	5,497
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	10,950

SEE NOTES TO FINANCIAL STATEMENTS.

A152

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	$27,853
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	14,616
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	11,395
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	15	15,642
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	12,239
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.900%	03/15/21	20	20,362
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	9,876
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	10	10,343

			173,136

Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.875%	07/15/23	10	10,839
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.550%	10/30/24	15	16,759
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	5,445
3.800%	12/15/26	15	17,101

			50,144

Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	15,954
3.375%	11/15/27	5	5,631

			21,585

Forest Products & Paper — 0.0%
International Paper Co.,
Sr. Unsec’d. Notes
5.000%	09/15/35	10	12,162

Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27	10	11,286
3.950%	03/30/48	15	17,323

			28,609

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	$20,046

Healthcare-Services — 0.2%
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	6,561
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	5	5,039
4.650%	01/15/43	15	18,950
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	31,520
CommonSpirit Health,
Sec’d. Notes
2.950%	11/01/22	10	10,316
Sr. Sec’d. Notes
2.760%	10/01/24	15	15,467
Hackensack Meridian Health, Inc.,
Sec’d. Notes
4.211%	07/01/48	20	23,997
HCA, Inc.,
Sr. Sec’d. Notes
4.125%	06/15/29	20	22,053
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	18,839
MedStar Health, Inc.,
Sec’d. Notes
3.626%	08/15/49	20	21,574
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	5,856
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	10,464
3.750%	07/15/25	5	5,697

			196,333

Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.300%	03/01/21	5	5,072
3.400%	06/30/30	30	32,489
Aon Corp.,
Gtd. Notes
2.200%	11/15/22	15	15,583
Aon PLC,
Gtd. Notes
3.875%	12/15/25	5	5,687
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.750%	03/15/23	15	15,886
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	10,395

SEE NOTES TO FINANCIAL STATEMENTS.

A153

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Insurance (cont’d.)
3.300%	03/14/23	5	$5,307
3.500%	06/03/24	10	10,931
4.350%	01/30/47	5	6,273
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	5	5,080
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	20,103
3.400%	05/15/25	10	10,980
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	20	23,877

			167,663

Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	5,424
3.875%	08/22/37	10	12,364
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	5,493

			23,281

Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	10,495
3.950%	05/01/28	15	17,176

			27,671

Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.350%	01/08/21	15	15,151

Media — 0.1%
Charter Communications Operating LLC/Charter Communications
Operating Capital,
Sr. Sec’d. Notes
4.908%	07/23/25	10	11,459
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	50	57,275
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	5,431
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.000%	09/01/21	10	10,266
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	58,444

			142,875

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.100%	01/09/23	15	$15,687

Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.625%	12/15/20	10	10,062

Oil & Gas — 0.2%
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	27,652
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	19,923
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	10,455
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	5	5,334
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	11	9,712
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	30	30,047
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	15	12,823
3.400%	04/15/26	10	8,183
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	11,068
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.100%	05/15/25	10	10,685
Total Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	31,843
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	03/15/28	10	10,254
4.500%	03/04/29	20	21,573

			209,552

Packaging & Containers — 0.0%
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.650%	09/15/24	5	5,446

Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	10	11,056
4.500%	05/14/35	10	12,071
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	10	10,863

SEE NOTES TO FINANCIAL STATEMENTS.

A154

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	$21,227
3.700%	06/06/27	17	18,983
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.900%	07/26/24	20	21,630
3.550%	08/15/22	10	10,626
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	16,788
3.750%	09/15/25	5	5,589
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	17	18,456
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	55,158
3.500%	07/20/22	5	5,266
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.662%	08/27/21	2	2,056
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20	20	20,065
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	35	35,775

			265,609

Pipelines — 0.1%
Boardwalk Pipelines LP,
Gtd. Notes
4.950%	12/15/24	5	5,362
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	10,683
3.701%	01/15/39	5	5,398
Energy Transfer Operating LP,
Gtd. Notes
5.250%	04/15/29	10	10,915
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	5,648
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.413%(c)	09/09/22	20	19,702
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	5,102
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	10,725
Sr. Sec’d. Notes, 144A
4.500%	05/15/30	5	5,529

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	$16,300

			95,364

Real Estate Investment Trusts (REITs) — 0.2%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.625%	11/15/27	35	35,864
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	5,168
3.900%	03/15/27	5	5,114
4.050%	07/01/30	5	5,112
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.700%	06/15/26	10	11,171
4.750%	05/15/47	5	6,184
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	15,871
3.000%	01/15/30	5	5,439
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
2.550%	01/15/21	10	10,020
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
3.625%	01/15/28	10	10,577
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	5	5,128
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	5	5,175
4.250%	08/15/29	5	5,458
4.375%	10/01/25	5	5,373
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/22	5	5,232
Life Storage LP,
Gtd. Notes
4.000%	06/15/29	15	16,393
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	5,281
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	10/01/24	5	5,376
VEREIT Operating Partnership LP,
Gtd. Notes
4.625%	11/01/25	20	21,592
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	20,754

			206,282

SEE NOTES TO FINANCIAL STATEMENTS.

A155

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail — 0.1%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.125%	04/21/26	5	$5,444
3.750%	06/01/27	15	16,831
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	54,723
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	22,418
QVC, Inc.,
Sr. Sec’d. Notes
4.850%	04/01/24	5	5,044

			104,460

Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.200%	01/15/21	20	20,125
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	10	11,201
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.150%	05/01/27	5	5,286
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	26,041
3.250%	05/20/27	12	13,603
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	15,245

			91,501

Software — 0.1%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	11,053
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	11/03/35	60	78,810
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	25	26,310

			116,173

Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	50	54,872
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.625%	08/15/26	45	48,961

			103,833

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Textiles — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/30	20	$21,892

Toys/Games/Hobbies — 0.0%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24	15	15,659

Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	10	10,486
4.150%	04/01/45	10	12,369
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	5	5,282

			28,137

Trucking & Leasing — 0.0%
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	03/15/28	15	15,375

TOTAL CORPORATE BONDS (cost $3,339,651)			3,558,609

MUNICIPAL BONDS — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	5	8,690
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	6,172

			14,862

Florida — 0.1%
Country of Miami-Dade Water & Sewer System,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	5	5,324
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	14,100
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	39,891
State Board of Administration Finance Corp.,
Taxable, Revenue Bonds, Series A
2.638%	07/01/21	5	5,103

			64,418

Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	20,913

SEE NOTES TO FINANCIAL STATEMENTS.

A156

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Taxable, Revenue Bonds, Series C
3.473%	07/01/41	30	$30,771

South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	5	5,121

Texas — 0.0%
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	26,995

Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	16,700

TOTAL MUNICIPAL BONDS (cost $166,302)			179,780

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
Connecticut Avenue Securities Trust,
Series 2020-R01, Class 1M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.985%(c)	01/25/40	10	9,687
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	01/25/40	10	9,584
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.285%(c)	11/25/29	19	18,215
Series 2017-C05, Class 1ED3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.385%(c)	01/25/30	12	11,332
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.185%(c)	02/25/30	9	8,792
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.035%(c)	07/25/30	14	13,424
Series 2018-C02, Class 2ED2, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.085%(c)	08/25/30	10	9,725
Series 2018-C03, Class 1EB2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.035%(c)	10/25/30	15	14,478
Series 2018-C03, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.035%(c)	10/25/30	13	13,334
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2018-SPI02, Class M1, 144A
3.809%(cc)	05/25/48	1	1,545
Series 2020-DNA01, Class M1, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.885%(c)	01/25/50	4	3,711
Series 2020-DNA03, Class M1, 144A
—%(p)	06/25/50	10	10,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2019-HQA04, Class M1, 144A, 1 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
0.955%(c)	11/25/49		1	$850
Series 2020-HQA01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.935%(c)	01/25/50		4	4,525
Seasoned Credit Risk Transfer Trust,
Series 2016-01, Class M1, 144A
3.000%(cc)	09/25/55		10	9,879

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $141,490)				139,081

SOVEREIGN BONDS — 0.1%
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22		20	20,728
3.300%	03/15/28		20	23,103
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22		10	10,390
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		22	23,644
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28		20	23,566
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.550%	02/12/21		20	20,269
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24		10	10,972
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		5	5,610

TOTAL SOVEREIGN BONDS (cost $126,855)				138,282

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%
Federal Home Loan Banks, Bonds
1.375%	09/28/20		40	40,115

(cost $39,990)

U.S. TREASURY OBLIGATIONS — 9.5%
U.S. Treasury Bonds
1.125%	05/15/40		85	84,190
1.250%	05/15/50		20	19,203
2.000%	02/15/50	(a)	180	206,016
2.500%	02/15/45		128	157,820
2.750%	11/15/42		10	12,803
2.750%	08/15/47	(k)	355	463,552
2.875%	08/15/45		80	105,362
3.000%	11/15/44		45	60,230
3.000%	11/15/45		50	67,367
3.000%	02/15/47		85	115,719
3.000%	05/15/47		15	20,435

SEE NOTES TO FINANCIAL STATEMENTS.

A157

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
3.000%	02/15/48		20	$27,362
3.125%	11/15/41		58	78,508
3.125%	02/15/43		17	23,718
3.125%	08/15/44		122	166,320
3.375%	05/15/44		5	7,070
3.625%	08/15/43		50	73,008
4.500%	02/15/36		37	56,622
4.625%	02/15/40		95	154,004
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/22		1,321	1,338,837
0.125%	04/15/22		512	519,493
0.125%	07/15/22		523	535,302
0.125%	01/15/23	(a)	1,107	1,134,582
0.125%	10/15/24		460	481,711
0.125%	04/15/25		1,128	1,183,190
0.125%	07/15/26		208	221,075
0.125%	01/15/30		378	409,106
0.250%	01/15/25		90	94,782
0.250%	07/15/29		335	366,494
0.250%	02/15/50		120	134,432
0.375%	07/15/23		55	57,374
0.375%	07/15/25		320	341,489
0.375%	01/15/27		49	52,648
0.375%	07/15/27		92	100,304
0.500%	04/15/24		571	600,323
0.500%	01/15/28		132	144,779
0.625%	07/15/21		45	46,290
0.625%	04/15/23	(a)	1,256	1,306,559
0.625%	01/15/24		542	570,568
0.625%	01/15/26	(a)	346	375,188
0.625%	02/15/43		18	20,748
0.750%	07/15/28		37	41,468
0.750%	02/15/42		26	30,576
0.750%	02/15/45		4	5,329
0.875%	01/15/29		36	40,540
0.875%	02/15/47		39	50,147
1.000%	02/15/46		86	111,956
1.000%	02/15/48		38	50,905
1.000%	02/15/49		3	4,083
1.375%	02/15/44		96	130,646
2.125%	02/15/40		31	45,469
3.625%	04/15/28		29	38,405
U.S. Treasury Notes
0.250%	05/31/25		75	74,894
0.375%	03/31/22	(k)	340	341,262
2.000%	11/30/22		5	5,221
2.250%	11/15/24		5	5,434
2.750%	07/31/23		5	5,395

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,174,534)				12,916,313

TOTAL LONG-TERM INVESTMENTS (cost $122,374,391)				132,527,848

			Shares

SHORT-TERM INVESTMENTS — 5.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			4,300,600	4,300,600

	Shares	Value

AFFILIATED MUTUAL FUNDS (continued)
PGIM Institutional Money Market Fund (cost $3,787,500; includes $3,786,064 of cash collateral for securities on loan)(b)(w)	3,787,377	$3,787,377

TOTAL SHORT-TERM INVESTMENTS (cost $8,088,100)		8,087,977

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.1% (cost $130,462,491)		140,615,825

OPTIONS WRITTEN* — (0.4)% (premiums received $436,140)		(503,541)
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.7% (cost $130,026,351)		140,112,284
Liabilities in excess of other assets(z) — (2.7)%		(3,684,574)

NET ASSETS — 100.0%		$136,427,710

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

*	Non-income producing security.

**	Investments are affiliated with the Subadvisor.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,631,243; cash collateral of $3,786,064 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)

Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment. (c) Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)	Indicates a restricted security; the aggregate original cost of such securities is $108,500. The aggregate value of $115,333 is 0.1% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of June 30, 2020. (r) Principal or notional amount is less than $500 par.

SEE NOTES TO FINANCIAL STATEMENTS.

A158

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	08/21/20	3,050.00	34	3	$(501,840)

(premiums received $433,064)

OTC Traded

Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#			Value
Julius Baer Group Ltd.	Call	Goldman Sachs International	07/17/20	45.00	2	CHF	—	(r)	$(32)
Julius Baer Group Ltd.	Call	Goldman Sachs International	07/17/20	47.50	1	CHF	—	(r)	(4)
Lonza Group AG	Call	JPMorgan Chase Bank, N.A.	07/17/20	510.00	1	CHF	—	(r)	(74)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A.	07/17/20	145.00	1		—	(r)	(5)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A.	09/18/20	120.00	1		—	(r)	(790)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A.	09/18/20	130.00	1		—	(r)	(393)
NXP Semiconductors NV	Call	JPMorgan Chase Bank, N.A.	01/15/21	150.00	1		—	(r)	(363)
Thales SA	Call	JPMorgan Chase Bank, N.A.	07/17/20	80.00	1	EUR	—	(r)	(40)

Total OTC Traded (premiums received $3,076)									$(1,701)

Total Options Written (premiums received $436,140)									$(503,541)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7	2 Year U.S. Treasury Notes	Sep. 2020	$1,545,797	$1,052
10	5 Year U.S. Treasury Notes	Sep. 2020	1,257,422	2,720
4	20 Year U.S. Treasury Bonds	Sep. 2020	714,250	7,621
23	S&P 500 E-Mini Index	Sep. 2020	3,553,730	(12,426)

				(1,033)

Short Positions:
7	10 Year U.S. Treasury Notes	Sep. 2020	974,203	(4,279)
4	10 Year U.S. Ultra Treasury Notes	Sep. 2020	629,938	(3,941)
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	218,156	(3,533)
9	Mini MSCI EAFE Index	Sep. 2020	800,280	(97)

				(11,850)

				$(12,883)

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Japanese Yen,
Expiring 07/15/20	Citibank, N.A.	JPY 5,823	$54,082	$53,938	$144	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A159

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$458,322

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$305,359	$705,685	$—
Air Freight & Logistics.	287,970	—	—
Airlines	52,082	13,495	—
Auto Components	384,036	336,378	—
Automobiles	408,168	341,826	—
Banks	2,027,036	1,928,897	—
Beverages	434,803	546,457	—
Biotechnology	2,171,712	184,006	—
Building Products	131,003	93,362	—
Capital Markets	2,748,364	536,298	—
Chemicals	1,898,498	964,983	—
Commercial Services & Supplies	393,922	218,477	—
Communications Equipment	247,044	94,393	—
Construction & Engineering	233,341	56,960	—
Construction Materials	11,433	102,123	—
Consumer Finance	326,898	44,298	—
Containers & Packaging.	1,029,777	245,166	—
Distributors	36,530	13,784	—
Diversified Consumer Services	178,934	76,472	—
Diversified Financial Services	338,096	180,857	—
Diversified Telecommunication Services	234,887	627,131	—
Electric Utilities	1,820,047	188,262	—
Electrical Equipment	309,931	232,351	—
Electronic Equipment, Instruments & Components	588,850	475,646	—
Energy Equipment & Services	224,448	57,961	—
Entertainment	1,133,848	14,632	—
Equity Real Estate Investment Trusts (REITs)	4,673,828	440,817	—
Food & Staples Retailing	226,134	701,647	—
Food Products	673,455	599,725	—
Gas Utilities	269,033	12,339	—
Health Care Equipment & Supplies	3,617,306	783,482	—
Health Care Providers & Services	2,470,947	137,067	—
Health Care Technology	248,628	—	—
Hotels, Restaurants & Leisure.	1,618,159	121,841	—
Household Durables	147,996	405,305	—
Household Products	191,947	121,227	—
Independent Power & Renewable Electricity Producers	42,076	130,977	—
Industrial Conglomerates	1,519,414	447,601	—
Insurance	2,717,522	1,381,376	—
Interactive Media & Services	3,420,304	1,509,405	—

SEE NOTES TO FINANCIAL STATEMENTS.

A160

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Internet & Direct Marketing Retail.	$4,232,983	$864,038	$—
IT Services	4,796,867	571,234	—
Leisure Products	132,844	46,779	—
Life Sciences Tools & Services	1,321,593	381,639	—
Machinery	1,009,473	503,229	—
Marine	29,511	20,291	—
Media	426,095	236,903	—
Metals & Mining	1,279,084	1,861,460	—
Mortgage Real Estate Investment Trusts (REITs)	93,108	—	—
Multiline Retail	504,258	121,832	—
Multi-Utilities	1,037,241	78,257	—
Oil, Gas & Consumable Fuels	1,958,982	980,928	—
Paper & Forest Products	77,093	72,204	—
Personal Products	32,621	460,818	—
Pharmaceuticals	1,507,746	1,886,034	—
Professional Services	717,779	265,492	—
Real Estate Management & Development	63,327	560,358	—
Road & Rail	692,454	—	—
Semiconductors & Semiconductor Equipment	4,358,586	1,275,360	—
Software	6,574,960	382,142	—
Specialty Retail	1,171,934	114,350	—
Technology Hardware, Storage & Peripherals	1,915,413	620,779	—
Textiles, Apparel & Luxury Goods	364,446	313,244	—
Thrifts & Mortgage Finance	77,489	257,645	—
Tobacco	552,825	138,874	—
Trading Companies & Distributors	202,254	180,601	—
Transportation Infrastructure	37,821	33,230	—
Water Utilities	153,023	—	—
Wireless Telecommunication Services	49,575	99,110	—
Preferred Stocks
Automobiles	—	51,066	—
Banks	118,584	—	—
Electric Utilities	135,190	—	—
Health Care Equipment & Supplies	26,387	15,226	—
Machinery	32,756	—	—
Metals & Mining	7,107	—	—
Multi-Utilities	44,885	—	—
Semiconductors & Semiconductor Equipment	13,372	—	—
Technology Hardware, Storage & Peripherals	—	41,533	—
Rights
Wireless Telecommunication Services	61	—	—
Unaffiliated Funds	11,864,079	—	—
Asset-Backed Securities
Automobiles	—	175,224	—
Credit Cards	—	10,373	—
Equipment	—	23,143	—
Other	—	126,411	—
Commercial Mortgage-Backed Securities	—	305,580	—
Corporate Bonds	—	3,558,609	—
Municipal Bonds	—	179,780	—
Residential Mortgage-Backed Securities	—	139,081	—
Sovereign Bonds	—	138,282	—
U.S. Government Agency Obligation	—	40,115	—
U.S. Treasury Obligations	—	12,916,313	—
Affiliated Mutual Funds	8,087,977	—	—

Total	$95,495,549	$45,120,276	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A161

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Liabilities
Options Written	$(501,840)	$(1,701)	$—

Other Financial Instruments*
Assets
Futures Contracts	$11,393	$—	$—
OTC Forward Foreign Currency Exchange Contract.	—	144	—

Total	$11,393	$144	$—

Liabilities
Futures Contracts	$(24,276)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

U.S. Treasury Obligations	9.5%
Unaffiliated Funds	8.7
Affiliated Mutual Funds (2.8% represents investments purchased with collateral from securities on loan)	5.9
Software	5.2
Semiconductors & Semiconductor Equipment	4.1
IT Services	3.9
Equity Real Estate Investment Trusts (REITs)	3.8
Internet & Direct Marketing Retail	3.7
Interactive Media & Services	3.6
Banks	3.5
Health Care Equipment & Supplies	3.2
Insurance	3.1
Pharmaceuticals	2.7
Capital Markets	2.4
Metals & Mining	2.3
Oil, Gas & Consumable Fuels	2.2
Chemicals	2.1
Health Care Providers & Services	1.9
Technology Hardware, Storage & Peripherals	1.9
Biotechnology	1.7
Electric Utilities	1.6
Industrial Conglomerates	1.4
Hotels, Restaurants & Leisure	1.3
Life Sciences Tools & Services	1.3
Machinery	1.1
Specialty Retail	0.9
Containers & Packaging	0.9
Food Products	0.9
Multi-Utilities	0.9
Automobiles	0.9
Entertainment	0.8
Beverages	0.8
Electronic Equipment, Instruments & Components	0.8
Aerospace & Defense	0.7
Professional Services	0.7
Food & Staples Retailing	0.7
Diversified Telecommunication Services	0.6
Media	0.6

Auto Components	0.5%
Road & Rail	0.5
Tobacco	0.5
Textiles, Apparel & Luxury Goods	0.5
Diversified Financial Services	0.5
Multiline Retail	0.5
Real Estate Management & Development	0.5
Commercial Services & Supplies	0.5
Household Durables	0.4
Electrical Equipment	0.4
Personal Products	0.4
Trading Companies & Distributors	0.3
Consumer Finance	0.3
Communications Equipment	0.3
Thrifts & Mortgage Finance	0.2
Household Products	0.2
Commercial Mortgage-Backed Securities	0.2
Construction & Engineering	0.2
Air Freight & Logistics	0.2
Energy Equipment & Services	0.2
Gas Utilities	0.2
Diversified Consumer Services	0.2
Health Care Technology	0.2
Building Products	0.2
Oil & Gas	0.2
Real Estate Investment Trusts (REITs)	0.2
Healthcare-Services	0.2
Municipal Bonds	0.1
Leisure Products	0.1
Electric	0.1
Independent Power & Renewable Electricity Producers	0.1
Auto Manufacturers	0.1
Water Utilities	0.1
Paper & Forest Products	0.1
Wireless Telecommunication Services	0.1
Residential Mortgage-Backed Securities	0.1
Sovereign Bonds	0.1
Other	0.1
Airlines	0.1

SEE NOTES TO FINANCIAL STATEMENTS.

A162

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification (continued):
Construction Materials	0.1%
Retail	0.1
Telecommunications	0.1
Pipelines	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Semiconductors	0.1
Commercial Services	0.1
Transportation Infrastructure	0.1
Advertising	0.1
Distributors	0.0	*
Electronics	0.0	*
Marine	0.0	*
Computers	0.0	*
U.S. Government Agency Obligation	0.0	*
Gas	0.0	*
Transportation	0.0	*
Iron/Steel	0.0	*
Internet	0.0	*
Equipment	0.0	*
Textiles	0.0	*

Environmental Control	0.0	*%
Agriculture	0.0	*
Healthcare-Products	0.0	*
Miscellaneous Manufacturing	0.0	*
Toys/Games/Hobbies	0.0	*
Trucking & Leasing	0.0	*
Machinery-Diversified	0.0	*
Forest Products & Paper	0.0	*
Credit Cards	0.0	*
Multi-National	0.0	*
Packaging & Containers	0.0	*
Building Materials	0.0	*

	103.1
Options Written	(0.4)
Liabilities in excess of other assets	(2.7)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—		Due from/to broker-variation margin futures	$12,523	*
Equity contracts	Unaffiliated investments	61		Options written outstanding, at value	503,541
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	144		—	—
Interest rate contracts	Due from/to broker-variation margin futures	11,393	*	Due from/to broker-variation margin futures	11,753	*

		$11,598			$527,817

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A163

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Options Written	Futures	Forward Currency Exchange Contracts
Equity contracts	$503	$(93,122)	$(132,998)	$—
Foreign exchange contracts	—	—	—	(127)
Interest rate contracts	—	—	(2,964)	—

Total	$503	$(93,122)	$(135,962)	$(127)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Options Written	Futures	Forward Currency Exchange Contracts
Equity contracts	$61	$52,728	$(76,032)	$—
Foreign exchange contracts	—	—	—	68
Interest rate contracts	—	—	(7,974)	—

Total	$61	$52,728	$(84,006)	$68

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Written(1)	Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$3,013	$5,446,748	$1,683,619

Forward Foreign Currency Exchange Contracts—Sold(2)
$41,510

(1)	Notional Amount in USD. (2) Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Instruments/Transactions — Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$3,631,243	$(3,631,243)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$144	$—	$144	$—	$144
Goldman Sachs International	—	(36)	(36)	—	(36)
JPMorgan Chase Bank, N.A.	—	(1,665)	(1,665)	—	(1,665)

	$144	$(1,701)	$(1,557)	$—	$(1,557)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

AST T. ROWE PRICE DIVERSIFIED REAL GROWTH PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $3,631,243:
Unaffiliated investments (cost $122,374,391)	$132,527,848
Affiliated investments (cost $8,088,100)	8,087,977
Foreign currency, at value (cost $57,939)	58,057
Cash	112
Receivable for investments sold	632,455
Dividends and interest receivable	229,470
Due from broker-variation margin futures	52,447
Tax reclaim receivable	44,115
Receivable for Portfolio shares sold	25,796
Receivable from affiliate	1,208
Unrealized appreciation on OTC forward foreign currency exchange contracts	144
Prepaid expenses and other assets	13,231

Total Assets	141,672,860

LIABILITIES
Payable to broker for collateral for securities on loan	3,786,064
Payable for investments purchased	743,659
Options written outstanding, at value (proceeds received $436,140)	503,541
Accrued expenses and other liabilities	140,354
Management fee payable	36,958
Payable to affiliate	21,429
Payable for Portfolio shares repurchased	7,220
Distribution fee payable	5,547
Affiliated transfer agent fee payable	378

Total Liabilities	5,245,150

NET ASSETS	$136,427,710

Net assets were comprised of:
Partners’ Equity	$136,427,710

Net asset value and redemption price per share, $136,427,710 / 9,466,012 outstanding shares of beneficial interest	$14.41

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of $45,503 foreign withholding tax, of which $5,686 is reimbursable by an affiliate)	$983,939
Interest income	48,420
Affiliated dividend income	10,538
Income from securities lending, net (including affiliated income of $3,121)	6,221

Total income	1,049,118

EXPENSES
Management fee	379,269
Distribution fee	129,443
Custodian and accounting fees	164,469
Audit fee	13,028
Shareholders’ reports	7,795
Legal fees and expenses	5,734
Trustees’ fees	5,358
Transfer agent’s fees and expenses (including affiliated expense of $1,449)	3,315
Miscellaneous	17,456

Total expenses	725,867
Less: Fee waiver and/or expense reimbursement	(210,682)

Net expenses	515,185

NET INVESTMENT INCOME (LOSS)	533,933

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $1,883)	1,496,121
Futures transactions	(135,962)
Forward currency contract transactions	(127)
Options written transactions	(93,122)
Foreign currency transactions	(15,153)

1,251,757

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(190)) (net of change in foreign capital gains taxes $4,323)	(1,594,634)
Futures	(84,006)
Forward currency contracts	68
Options written	52,728
Foreign currencies	(2,826)

(1,628,670)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(376,913)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$157,020

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$533,933	$1,217,007
Net realized gain (loss) on investment and foreign currency transactions	1,251,757	2,109,575
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,628,670)	12,569,825

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	157,020	15,896,407

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [367,837 and 652,842 shares, respectively]	5,168,159	9,072,450
Portfolio shares issued in merger [3,103,056 and 1,262,091 shares, respectively]	40,650,031	16,356,808
Portfolio shares repurchased [300,947 and 471,799 shares, respectively]	(3,955,559)	(6,512,059)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	41,862,631	18,917,199

CAPITAL CONTRIBUTIONS	—	150
TOTAL INCREASE (DECREASE)	42,019,651	34,813,756
NET ASSETS:
Beginning of period	94,408,059	59,594,303

End of period	$136,427,710	$94,408,059

SEE NOTES TO FINANCIAL STATEMENTS.

A166

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 97.2%

ASSET-BACKED SECURITIES — 2.7%
United States
American Credit Acceptance Receivables Trust,
Series 2019-04, Class A, 144A
2.180%	02/13/23	1,595	$1,602,749
Series 2019-04, Class B, 144A
2.430%	10/12/23	3,735	3,783,953
AmeriCredit Automobile Receivables Trust,
Series 2018-03, Class A2B, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
0.444%(c)	01/18/22	34	33,712
ARI Fleet Lease Trust,
Series 2018-A, Class A2, 144A
2.550%	10/15/26	254	254,770
Series 2018-A, Class A3, 144A
2.840%	10/15/26	1,357	1,376,238
DT Auto Owner Trust,
Series 2019-04A, Class A, 144A
2.170%	05/15/23	3,064	3,082,082
Exeter Automobile Receivables Trust,
Series 2019-04A, Class A, 144A
2.180%	01/17/23	2,631	2,641,978
First Investors Auto Owner Trust,
Series 2018-02A, Class A1, 144A
3.230%	12/15/22	308	309,253
Series 2019-02A, Class A, 144A
2.210%	09/16/24	4,394	4,450,552
HPEFS Equipment Trust,
Series 2019-01A, Class A2, 144A
2.190%	09/20/29	924	930,245
Series 2019-01A, Class A3, 144A
2.210%	09/20/29	694	704,607
Marlette Funding Trust,
Series 2018-03A, Class A, 144A
3.200%	09/15/28	99	99,475
Series 2018-04A, Class A, 144A
3.710%	12/15/28	430	434,467
Series 2019-03A, Class A, 144A
2.690%	09/17/29	4,475	4,498,481
Series 2019-04A, Class A, 144A
2.390%	12/17/29	3,596	3,609,458
Series 2020-01A, Class A, 144A
2.240%	03/15/30	1,777	1,782,778
OneMain Financial Issuance Trust,
Series 2019-01A, Class A, 144A
3.480%	02/14/31	9,475	9,635,928
SoFi Consumer Loan Program LLC,
Series 2016-01, Class A, 144A
3.260%	08/25/25	3,051	3,072,698
SoFi Consumer Loan Program Trust,
Series 2018-02, Class A2, 144A
3.350%	04/26/27	3,176	3,201,700
Series 2019-01, Class A, 144A
3.240%	02/25/28	1,463	1,477,579
Series 2019-04, Class A, 144A
2.450%	08/25/28	5,369	5,427,930
Series 2020-01, Class A, 144A
2.020%	01/25/29	3,317	3,352,234

Interest Rate	Maturity Date		Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (continued)
United States (cont’d.)
Volkswagen Auto Loan Enhanced Trust,
Series 2018-01, Class A2B, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.000%)
0.370%(c)	07/20/21			20	$20,133
Westlake Automobile Receivables Trust,
Series 2018-03A, Class A2B, 144A, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.535%(c)	01/18/22			273	273,061
Series 2019-03A, Class A2, 144A
2.150%	02/15/23			6,838	6,882,482

TOTAL ASSET-BACKED SECURITIES (cost $62,342,177)					62,938,543

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
United States
Commercial Mortgage Trust,
Series 2013-CR06, Class A4
3.101%	03/10/46			745	764,237
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46			730	774,239
Series 2013-LC06, Class A4
2.941%	01/10/46			716	736,425
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46			785	814,733
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5
3.405%	12/15/47			970	1,011,901
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class A3
2.875%	12/15/45			605	620,362

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,650,975)					4,721,897

CORPORATE BONDS — 35.6%
Belgium — 0.6%
Anheuser-Busch InBev SA,
Gtd. Notes, EMTN
1.125%	07/01/27		EUR	3,950	4,529,612
2.000%	03/17/28		EUR	1,179	1,426,477
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.500%	01/12/24			2,475	2,698,621
4.150%	01/23/25			3,225	3,655,608
4.750%	01/23/29	(a)		2,615	3,157,098

					15,467,416

Canada — 0.2%
CDP Financial, Inc.,
Gtd. Notes, 144A
2.125%	06/11/21			4,575	4,651,130

Chile — 0.1%
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
3.150%	01/14/30			900	937,909

SEE NOTES TO FINANCIAL STATEMENTS.

A167

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Chile (cont’d.)
3.700%	01/30/50			500	$509,822

					1,447,731

China — 0.3%
Alibaba Group Holding Ltd.,
Sr. Unsec’d. Notes
4.000%	12/06/37			1,300	1,496,061
China Cinda Finance 2017 I Ltd.,
Gtd. Notes, EMTN
4.100%	03/09/24			800	857,190
CNAC HK Finbridge Co. Ltd.,
Gtd. Notes
5.125%	03/14/28			500	578,033
Sinopec Group Overseas Development 2017 Ltd.,
Gtd. Notes
3.250%	09/13/27			1,300	1,398,653
State Grid Overseas Investment 2016 Ltd.,
Gtd. Notes, EMTN
4.250%	05/02/28			1,000	1,168,640
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
2.390%	06/03/30			1,400	1,407,135

					6,905,712

France — 1.5%
Airbus Finance BV,
Gtd. Notes, EMTN
0.875%	05/13/26		EUR	2,600	2,901,661
Airbus SE,
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32		EUR	1,985	2,447,083
AXA SA,
Sub. Notes, EMTN
5.125%(ff)	07/04/43		EUR	4,810	6,018,047
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22	(a)		3,445	3,563,178
Sub. Notes, EMTN
2.875%(ff)	03/20/26		EUR	1,805	2,045,900
BPCE SA,
Sr. Unsec’d. Notes
0.250%	01/15/26		EUR	5,600	6,249,052
Credit Agricole SA,
Sr. Unsec’d. Notes, EMTN
1.375%	03/13/25		EUR	3,000	3,491,548
1.375%	05/03/27		EUR	700	849,037
Orange SA,
Sr. Unsec’d. Notes, EMTN
0.500%	09/04/32		EUR	2,900	3,114,260
RCI Banque SA,
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24		EUR	5,375	6,080,841

					36,760,607

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Germany — 1.9%
BMW US Capital LLC,
Gtd. Notes, 144A
1.850%	09/15/21		2,350	$2,371,700
Daimler Finance North America LLC,
Gtd. Notes, 144A
2.000%	07/06/21		4,725	4,760,207
Deutsche Telekom AG,
Sr. Unsec’d. Notes, EMTN
0.500%	07/05/27	EUR	500	562,272
1.750%	03/25/31	EUR	2,425	2,955,063
Deutsche Telekom International Finance BV,
Gtd. Notes, EMTN
1.375%	01/30/27	EUR	1,510	1,795,642
E.ON SE,
Sr. Unsec’d. Notes, EMTN
0.250%	10/24/26	EUR	2,030	2,261,996
1.625%	05/22/29	EUR	3,925	4,770,028
Kreditanstalt fuer Wiederaufbau,
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	3,350	3,926,700
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	3,750	4,827,271
Volkswagen Bank GmbH,
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	2,600	2,919,196
Volkswagen Group of America Finance LLC,
Gtd. Notes, 144A
3.350%	05/13/25		5,280	5,661,079
Wintershall Dea Finance BV,
Gtd. Notes
0.840%	09/25/25	EUR	7,200	7,663,750

				44,474,904

Indonesia — 0.1%
Pertamina Persero PT,
Sr. Unsec’d. Notes, 144A, MTN
3.100%	01/21/30		600	604,172
Sr. Unsec’d. Notes, EMTN
4.700%	07/30/49		400	430,573
Perusahaan Listrik Negara PT,
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30		800	814,341
4.375%	02/05/50		700	716,391

				2,565,477

Ireland — 0.2%
AIB Mortgage Bank,
Covered Bonds, EMTN
2.250%	03/26/21	EUR	750	858,804
CRH Funding BV,
Gtd. Notes, EMTN
1.875%	01/09/24	EUR	4,425	5,215,009

				6,073,813

SEE NOTES TO FINANCIAL STATEMENTS.

A168

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Japan — 0.7%
Takeda Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
0.750%	07/09/27		EUR	13,905	$15,668,518

Malaysia — 0.0%
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN
3.500%	04/21/30			475	525,991

Mexico — 0.2%
America Movil SAB de CV,
Sr. Unsec’d. Notes
3.625%	04/22/29			300	332,907
4.375%	04/22/49			700	852,779
Coca-Cola Femsa SAB de CV,
Gtd. Notes
2.750%	01/22/30	(a)		1,500	1,574,682
Sigma Alimentos SA de CV,
Gtd. Notes
4.125%	05/02/26			1,000	1,049,192

					3,809,560

Netherlands — 0.5%
Cooperatieve Rabobank UA,
Sub. Notes
2.500%(ff)	05/26/26		EUR	2,975	3,377,334
Heineken NV,
Sr. Unsec’d. Notes, EMTN
2.250%	03/30/30		EUR	1,755	2,229,079
ING Groep NV,
Sr. Unsec’d. Notes
3.150%	03/29/22			1,105	1,148,356
Shell International Finance BV,
Gtd. Notes, EMTN
1.625%	03/24/21		EUR	4,025	4,580,259

					11,335,028

Saudi Arabia — 0.2%
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes, EMTN
2.875%	04/16/24			3,325	3,464,822
3.500%	04/16/29			775	838,301

					4,303,123

Spain — 0.5%
Bankia SA,
Covered Bonds
1.000%	09/25/25		EUR	900	1,073,327
1.125%	08/05/22		EUR	1,300	1,503,239
Telefonica Emisiones SA,
Gtd. Notes, EMTN
0.318%	10/17/20		EUR	4,200	4,723,058
1.477%	09/14/21		EUR	4,600	5,256,479

					12,556,103

Supranational Bank — 0.2%
European Investment Bank,
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36		EUR	4,075	5,414,586

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Switzerland — 0.4%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24			1,550	$1,711,443
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25			2,320	2,396,665
Sr. Unsec’d. Notes, EMTN
1.250%(ff)	07/17/25		EUR	175	200,406
UBS Group AG,
Sr. Unsec’d. Notes
1.500%	11/30/24		EUR	1,425	1,653,758
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30	(a)		3,725	4,019,281

					9,981,553

United Kingdom — 1.2%
Barclays PLC,
Sr. Unsec’d. Notes
4.610%(ff)	02/15/23			3,250	3,421,395
BP Capital Markets PLC,
Gtd. Notes
3.561%	11/01/21	(a)		1,425	1,479,528
Gtd. Notes, EMTN
2.517%	02/17/21		EUR	5,450	6,219,500
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23			4,235	4,401,478
Reckitt Benckiser Treasury Services Nederland BV,
Gtd. Notes, 144A
0.375%	05/19/26		EUR	6,090	6,867,639
Vodafone Group PLC,
Sr. Unsec’d. Notes, EMTN
2.200%	08/25/26		EUR	4,825	5,957,589

					28,347,129

United States — 26.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.300%	11/21/22			7,485	7,743,040
2.600%	11/21/24	(a)		7,455	7,908,262
2.950%	11/21/26	(a)		6,170	6,702,585
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.500%	06/03/30			2,345	2,377,470
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.050%	01/10/23			3,970	4,109,661
American International Group, Inc.,
Sr. Unsec’d. Notes
4.750%	04/01/48	(a)		1,670	2,003,904
American Tower Corp.,
Sr. Unsec’d. Notes
1.300%	09/15/25			4,295	4,308,553
2.750%	01/15/27	(a)		1,755	1,875,092
3.800%	08/15/29			1,295	1,468,216

SEE NOTES TO FINANCIAL STATEMENTS.

A169

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30	(a)		2,450	$2,676,148
3.450%	05/01/50			225	254,409
Amgen, Inc.,
Sr. Unsec’d. Notes
3.150%	02/21/40			3,150	3,371,760
Anthem, Inc.,
Sr. Unsec’d. Notes
2.500%	11/21/20	(a)		11,111	11,196,976
4.101%	03/01/28			1,825	2,133,002
Apple, Inc.,
Sr. Unsec’d. Notes
3.450%	02/09/45			1,450	1,690,915
AT&T, Inc.,
Sr. Unsec’d. Notes
0.250%	03/04/26		EUR	5,875	6,357,047
1.600%	05/19/28		EUR	10,755	12,376,661
2.300%	06/01/27			3,030	3,137,052
3.600%	02/17/23			75	80,500
3.950%	01/15/25			575	641,427
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.200%	09/15/49			1,350	1,437,305
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.456%(ff)	10/22/25			4,940	5,193,352
3.194%(ff)	07/23/30			3,880	4,279,772
3.458%(ff)	03/15/25			3,085	3,345,426
3.559%(ff)	04/23/27	(a)		4,775	5,332,883
3.970%(ff)	03/05/29			2,625	3,008,266
4.271%(ff)	07/23/29			2,955	3,477,035
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22			3,267	3,382,341
3.363%	06/06/24			1,400	1,508,750
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25			3,200	3,656,289
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.125%	03/16/27		EUR	1,900	2,246,900
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29			1,155	1,249,476
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.450%	03/01/24			2,275	2,474,033
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.200%	06/15/26			2,495	2,797,879
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
1.923%	02/15/23	(a)		2,200	2,244,894
2.242%	02/15/25	(a)		2,920	2,995,218

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/24			975	$1,030,075
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22			4,483	4,781,216
4.500%	02/01/24			6,790	7,510,210
4.908%	07/23/25			6,845	7,843,374
Chubb INA Holdings, Inc.,
Gtd. Notes
2.300%	11/03/20			2,855	2,869,022
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30			2,300	2,626,101
4.075%(ff)	04/23/29			5,130	5,853,715
Sub. Notes
3.875%	03/26/25			1,425	1,558,963
CNA Financial Corp.,
Sr. Unsec’d. Notes
3.450%	08/15/27			1,050	1,125,814
7.250%	11/15/23			2,575	2,996,452
Comcast Corp.,
Gtd. Notes
1.950%	01/15/31			5,300	5,389,395
3.950%	10/15/25			8,730	10,000,214
Commonwealth Edison Co.,
First Mortgage
3.700%	03/01/45			900	1,046,726
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
3.800%	10/22/21			5,950	6,185,599
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/21			6,600	6,692,882
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24			3,050	3,277,456
3.350%	09/15/26			2,773	3,062,866
3.500%	08/15/27	(a)		1,880	2,067,261
4.600%	08/15/47	(a)		1,325	1,675,985
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23			1,525	1,695,700
CVS Health Corp.,
Sr. Unsec’d. Notes
3.350%	03/09/21			8,526	8,689,795
4.100%	03/25/25			7,625	8,620,938
4.300%	03/25/28			2,693	3,148,427
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25			400	443,473
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28		EUR	2,615	2,867,937
2.200%	11/15/24			1,880	1,976,699

SEE NOTES TO FINANCIAL STATEMENTS.

A170

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
DH Europe Finance Sarl,
Gtd. Notes
1.200%	06/30/27		EUR	1,450	$1,685,723
Discover Bank,
Sr. Unsec’d. Notes
2.450%	09/12/24	(a)		2,660	2,787,294
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23	(a)		1,252	1,315,471
3.950%	03/20/28	(a)		1,100	1,225,185
4.125%	05/15/29			4,525	5,136,557
4.900%	03/11/26	(a)		1,040	1,196,790
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24			4,825	5,186,240
Sr. Unsec’d. Notes
4.250%	06/01/28			2,120	2,441,272
East Ohio Gas Co. (The),
Sr. Unsec’d. Notes, 144A
1.300%	06/15/25			2,865	2,883,651
Eli Lilly & Co.,
Sr. Unsec’d. Notes
3.950%	03/15/49			2,400	3,066,562
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29			3,225	3,454,627
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23			575	577,368
3.850%	11/15/24	(a)		625	664,395
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21			485	491,550
4.050%	04/15/30			4,700	5,433,376
5.150%	12/01/20			2,000	2,014,650
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23		EUR	5,955	6,737,711
Sr. Unsec’d. Notes
0.125%	12/03/22		EUR	4,935	5,517,034
1.500%	05/21/27		EUR	1,930	2,240,023
4.750%	05/15/48			2,675	3,442,775
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30			3,309	3,461,004
Sr. Unsec’d. Notes, Series A
1.600%	01/15/26			110	111,208
2.850%	07/15/22			4,875	5,058,338
Sr. Unsec’d. Notes, Series B
3.900%	07/15/27			3,500	3,968,989
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31			2,485	3,631,962
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24			5,900	6,295,889
3.200%	07/01/26			1,675	1,851,432
3.500%	07/01/29			1,975	2,216,278

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
4.400%	07/01/49	(a)		650	$786,961
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	(a)		1,545	1,709,719
4.709%	01/25/29	(a)		8,800	10,564,803
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23			1,825	1,937,920
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21			8,190	8,281,194
4.000%	01/15/25			1,040	1,079,374
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42			2,550	2,967,315
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40			2,380	2,918,535
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29			4,169	4,401,917
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25			5,675	6,026,654
3.200%	08/15/29	(a)		2,450	2,622,883
3.750%	06/01/23			6,100	6,567,462
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.625%	04/25/21			505	512,835
2.750%	09/15/20			2,480	2,486,358
4.223%(ff)	05/01/29			2,075	2,405,450
Sr. Unsec’d. Notes, EMTN
2.000%	07/27/23		EUR	2,975	3,483,823
Sr. Unsec’d. Notes, MTN
2.905%(ff)	07/24/23			6,570	6,824,564
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	(a)		425	439,818
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.125%	12/15/49	(a)		1,350	1,480,394
3.350%	04/15/50	(a)		1,050	1,207,206
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50			1,250	1,759,997
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.850%	05/13/22			5,313	5,556,665
3.300%	05/15/26			2,005	2,254,437
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25			8,125	8,505,594
3.960%(ff)	01/29/27	(a)		4,525	5,148,549
4.452%(ff)	12/05/29			2,050	2,457,125
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.150%	02/01/24			754	818,936
4.250%	09/01/24			1,146	1,262,819
5.300%	09/15/20			820	827,067

SEE NOTES TO FINANCIAL STATEMENTS.

A171

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
4.300%	06/01/25			2,500	$2,787,773
Gtd. Notes, 144A
5.625%	11/15/23			1,350	1,524,379
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/29			1,653	1,893,204
4.500%	04/15/30			1,872	2,297,436
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	12/29/20			1,190	1,207,572
Medtronic Global Holdings SCA,
Gtd. Notes
1.000%	07/02/31		EUR	3,385	3,900,686
Merck & Co., Inc.,
Sr. Unsec’d. Notes
4.000%	03/07/49	(a)		1,200	1,553,592
4.150%	05/18/43			725	930,551
MetLife, Inc.,
Sr. Unsec’d. Notes, Series D
4.368%	09/15/23			2,150	2,400,931
Microsoft Corp.,
Sr. Unsec’d. Notes
1.550%	08/08/21			4,300	4,359,108
2.675%	06/01/60			2,979	3,107,777
4.500%	02/06/57			825	1,161,336
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.000%	10/28/21			7,350	7,479,614
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25			3,665	3,734,083
2.750%	04/13/30			1,825	1,966,713
3.625%	02/13/26			2,450	2,761,013
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24			2,630	2,907,334
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.431%(ff)	01/23/30	(a)		3,285	3,912,676
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31			5,900	6,748,414
MPLX LP,
Sr. Unsec’d. Notes
3.500%	12/01/22			500	520,785
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.950%	09/01/22	(a)		4,160	4,269,428
2.750%	11/01/29			6,570	7,088,552
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.550%	10/15/22			4,425	4,615,001
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.056%	04/05/25			2,460	2,579,294

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
United States (cont’d.)
Pacific Life Global Funding II,
Sec’d. Notes, 144A
1.200%	06/24/25		3,020	$3,028,495
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	11/01/24		2,085	2,141,996
3.375%	02/01/22	(a)	1,625	1,665,744
3.450%	07/01/24		3,115	3,298,333
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30		1,370	1,392,828
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	03/08/22		1,375	1,435,097
Sub. Notes
3.900%	04/29/24		1,555	1,714,246
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22		900	947,492
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25		2,290	2,297,455
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.400%	01/18/23		3,745	3,897,708
Southern Co. (The),
Sr. Unsec’d. Notes
3.700%	04/30/30		1,550	1,765,782
4.400%	07/01/46		150	179,091
Southern Power Co.,
Sr. Unsec’d. Notes
2.500%	12/15/21	(a)	5,758	5,901,512
Southwestern Public Service Co.,
First Mortgage
4.500%	08/15/41		2,049	2,528,132
Starbucks Corp.,
Sr. Unsec’d. Notes
2.550%	11/15/30		1,700	1,784,257
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	03/15/23		5,575	6,588,648
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.500%	04/15/25		2,050	2,235,860
3.750%	04/15/27		9,400	10,415,959
U.S. Bancorp,
Sub. Notes, MTN
3.000%	07/30/29		4,565	4,967,178
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.700%	03/01/29	(a)	2,445	2,859,914
3.750%	03/15/24	(a)	3,300	3,623,218
3.799%	10/01/51	(a)	1,210	1,447,953
4.100%	09/15/67		900	1,075,633
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26		520	529,271

SEE NOTES TO FINANCIAL STATEMENTS.

A172

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value

CORPORATE BONDS (continued)
United States (cont’d.)
2.000%	05/15/30	(a)		1,650	$1,726,617
2.700%	07/15/20			3,850	3,853,290
2.900%	05/15/50	(a)		431	454,848
4.750%	07/15/45			144	193,040
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.875%	03/19/32		EUR	5,785	6,371,230
4.329%	09/21/28			4,650	5,596,817
4.522%	09/15/48			2,550	3,371,966
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
3.875%	12/15/21			4,925	5,165,997
4.250%	09/01/23	(a)		6,900	7,497,324
4.375%	03/15/43			142	146,490
4.750%	05/15/25			9,050	10,341,959
Walmart, Inc.,
Sr. Unsec’d. Notes
2.950%	09/24/49			1,925	2,165,124
4.050%	06/29/48			1,000	1,311,507
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
0.500%	04/26/24		EUR	6,500	7,254,861
2.000%	04/27/26		EUR	1,955	2,348,327
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28			3,275	3,383,219
4.600%	04/01/21	(a)		1,350	1,391,713
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22			2,300	2,395,127
3.600%	03/15/22			4,565	4,739,153
4.500%	11/15/23			10	10,957
4.550%	06/24/24	(a)		1,349	1,495,864
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49			2,250	2,507,082

					634,620,088

TOTAL CORPORATE BONDS (cost $819,068,118)					844,908,469

MUNICIPAL BONDS — 0.6%
California — 0.4%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31			925	1,223,960
6.548%	05/15/48			2,370	3,784,369
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39			475	788,106
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40			1,665	2,893,753
7.550%	04/01/39			635	1,125,893

					9,816,081

Interest Rate	Maturity Date	Principal Amount (000)#		Value

MUNICIPAL BONDS (continued)
New Jersey — 0.2%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40		2,175	$3,695,716

TOTAL MUNICIPAL BONDS (cost $11,239,827)				13,511,797

SOVEREIGN BONDS — 43.0%
Australia — 1.3%
Australia Government Bond,
Bonds
2.750%	04/21/24	AUD	21,891	16,497,993
5.750%	05/15/21	AUD	14,460	10,455,167
Sr. Unsec’d. Notes
3.750%	04/21/37	AUD	1,646	1,533,542
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	3,369	2,930,927

				31,417,629

Austria — 0.7%
Republic of Austria Government Bond,
Sr. Unsec’d. Notes, 144A
0.000%	07/15/24	EUR	4,811	5,526,960
0.750%	03/20/51	EUR	1,535	1,932,681
0.850%	06/30/2120	EUR	12	14,804
2.100%	09/20/2117	EUR	13	28,525
2.400%	05/23/34	EUR	2,110	3,170,120
3.650%	04/20/22	EUR	4,410	5,339,148

				16,012,238

Belgium — 0.8%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A
0.500%	10/22/24	EUR	2,865	3,360,808
Sr. Unsec’d. Notes, Series 87, 144A
0.900%	06/22/29	EUR	1,747	2,158,952
Sr. Unsec’d. Notes, Series 88, 144A
1.700%	06/22/50	EUR	2,143	3,122,083
Unsec’d. Notes, 144A
4.250%	03/28/41	EUR	1,180	2,332,930
5.000%	03/28/35	EUR	866	1,661,396
Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	4,680	5,370,769

				18,006,938

Canada — 3.1%
Canadian Government Bond,
Bonds
1.500%	02/01/22	CAD	22,271	16,727,527
2.000%	06/01/29	CAD	13,919	11,838,366
3.500%	12/01/45	CAD	5,740	6,614,185
Sr. Unsec’d. Notes
2.000%	12/01/51	CAD	270	253,030
Unsec’d. Notes
5.000%	06/01/37	CAD	1,250	1,525,274
Province of Alberta,
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	2,500	2,062,640

SEE NOTES TO FINANCIAL STATEMENTS.

A173

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Canada (cont’d.)
Province of British Columbia,
Debentures
4.700%	06/18/37	CAD	1,000	$1,053,732
Province of Ontario,
Sr. Unsec’d. Notes
2.500%	04/27/26		2,050	2,243,270
Unsec’d. Notes
3.450%	06/02/45	CAD	3,490	3,327,948
Province of Ontario Canada,
Sr. Unsec’d. Notes
2.650%	02/05/25	CAD	12,900	10,307,203
Province of Quebec,
Sr. Unsec’d. Notes
2.750%	04/12/27		1,975	2,208,753
Unsec’d. Notes
3.000%	09/01/23	CAD	18,319	14,523,117
3.500%	12/01/45	CAD	1,795	1,733,423

				74,418,468

Chile — 0.0%
Chile Government International Bond,
Sr. Unsec’d. Notes
3.500%	01/25/50		600	676,380

Colombia — 0.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes
3.000%	01/30/30		1,900	1,879,943
3.875%	04/25/27		375	396,670
4.500%	03/15/29		545	597,049

				2,873,662

Czech Republic — 0.1%
Czech Republic Government Bond,
Bonds
3.850%	09/29/21	CZK	30,900	1,364,092

Denmark — 0.2%
Denmark Government Bond,
Bonds
1.500%	11/15/23	DKK	960	154,984
1.750%	11/15/25	DKK	21,780	3,693,142
4.500%	11/15/39	DKK	3,730	1,057,444

				4,905,570

Finland — 0.2%
Finland Government Bond,
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	923	1,059,390
0.500%	09/15/29	EUR	1,160	1,395,129
2.000%	04/15/24	EUR	2,080	2,571,453

				5,025,972

France — 3.8%
Caisse d’Amortissement de la Dette Sociale,
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	9,600	10,975,714

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
France (cont’d.)
French Republic Government Bond OAT,
Bonds
0.000%	02/25/21	EUR	7,355	$8,294,235
0.000%	02/25/22	EUR	16,623	18,866,609
0.000%	03/25/23	EUR	11,490	13,129,444
0.000%	03/25/25	EUR	11,048	12,720,942
0.500%	05/25/29	EUR	3,148	3,769,653
3.250%	05/25/45	EUR	8,825	16,376,331
4.000%	04/25/55	EUR	425	983,673
4.500%	04/25/41	EUR	510	1,051,154
4.750%	04/25/35	EUR	1,313	2,486,581
Bonds, 144A
1.750%	06/25/39	EUR	974	1,390,335

				90,044,671

Germany — 3.1%
Bundesobligation,
Bonds, Series 180
0.000%	10/18/24	EUR	34,227	39,643,174
Bonds, Series 181
0.000%	04/11/25	EUR	15,851	18,415,535
Bundesrepublik Deutschland Bundesanleihe,
Bonds
0.000%	02/15/30	EUR	10,835	12,763,713
State of North Rhine-Westphalia Germany,
Sr. Unsec’d. Notes, EMTN
1.550%	06/16/48	EUR	2,100	3,140,936

				73,963,358

Indonesia — 0.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
4.350%	01/08/27		900	999,514
Sr. Unsec’d. Notes, EMTN
3.850%	07/18/27		3,050	3,304,746
Indonesia Treasury Bond,
Bonds, Series 059
7.000%	05/15/27	IDR	37,569,000	2,639,913
Bonds, Series 065
6.625%	05/15/33	IDR	58,039,000	3,729,013

				10,673,186

Ireland — 0.3%
Ireland Government Bond,
Bonds
1.100%	05/15/29	EUR	1,842	2,289,661
1.500%	05/15/50	EUR	675	932,837
Unsec’d. Notes
0.000%	10/18/22	EUR	2,890	3,286,458

				6,508,956

Israel — 0.2%
Israel Government Bond,
Bonds
2.000%	03/31/27	ILS	7,376	2,353,496
4.250%	03/31/23	ILS	3,350	1,075,988

SEE NOTES TO FINANCIAL STATEMENTS.

A174

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Israel (cont’d.)
Israel Government International Bond,
Sr. Unsec’d. Notes
2.750%	07/03/30		765	$842,362

				4,271,846

Italy — 3.1%
Italy Buoni Poliennali Del Tesoro,
Bonds
1.350%	04/15/22	EUR	4,615	5,302,278
Sr. Unsec’d. Notes
0.950%	03/01/23	EUR	15,332	17,561,209
2.050%	08/01/27	EUR	17,240	20,787,519
3.000%	08/01/29	EUR	4,114	5,350,001
Sr. Unsec’d. Notes, 144A
0.050%	01/15/23	EUR	5,335	5,975,215
1.650%	12/01/30	EUR	3,751	4,349,158
2.450%	09/01/50	EUR	3,611	4,259,795
2.700%	03/01/47	EUR	165	205,843
3.100%	03/01/40	EUR	6,222	8,313,546
3.250%	09/01/46	EUR	295	403,837
5.000%	09/01/40	EUR	628	1,058,380

				73,566,781

Japan — 13.4%
Japan Government Five Year Bond,
Bonds
0.100%	12/20/21	JPY	2,530,250	23,521,707
Japan Government Forty Year Bond,
Bonds
0.400%	03/20/56	JPY	724,800	6,262,461
1.900%	03/20/53	JPY	95,900	1,228,832
Japan Government Ten Year Bond,
Bonds
0.100%	06/20/26	JPY	893,800	8,381,560
0.100%	12/20/26	JPY	985,200	9,246,625
0.100%	03/20/27	JPY	3,135,700	29,419,645
0.100%	03/20/29	JPY	4,762,750	44,570,411
0.300%	12/20/24	JPY	2,362,800	22,290,981
0.800%	09/20/22	JPY	2,433,650	23,013,819
Japan Government Thirty Year Bond,
Bonds
0.300%	06/20/46	JPY	1,895,600	16,582,799
0.800%	09/20/47	JPY	989,150	9,749,343
1.800%	03/20/43	JPY	1,450,000	17,290,272
2.300%	03/20/39	JPY	1,932,700	24,073,366
Japan Government Twenty Year Bond,
Bonds
0.700%	03/20/37	JPY	260,050	2,555,304
1.700%	06/20/33	JPY	2,830,300	31,297,433
2.100%	03/20/27	JPY	723,850	7,699,282
Bonds, Series 157
0.200%	06/20/36	JPY	608,900	5,552,372
Japan Government Two Year Bond,
Bonds
0.100%	11/01/20	JPY	3,650,700	33,841,190

				316,577,402

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Mexico — 0.6%
Mexican Bonos,
Bonds
7.500%	06/03/27	MXN	91,714	$4,452,545
Bonds, Series M20
10.000%	12/05/24	MXN	64,919	3,402,502
Mexico Government International Bond,
Sr. Unsec’d. Notes
3.250%	04/16/30		1,000	991,332
4.500%	04/22/29		4,150	4,505,323

				13,351,702

Netherlands — 0.7%
Netherlands Government Bond,
Bonds, 144A
0.000%	01/15/24	EUR	7,129	8,191,243
0.000%	07/15/30	EUR	2,635	3,052,008
0.500%	01/15/40	EUR	4,333	5,379,805

				16,623,056

New Zealand — 0.2%
New Zealand Government Bond,
Sr. Unsec’d. Notes
4.500%	04/15/27	NZD	1,855	1,504,201
Sr. Unsec’d. Notes, Series 0429
3.000%	04/20/29	NZD	4,695	3,593,371

				5,097,572

Norway — 0.0%
Norway Government Bond,
Sr. Unsec’d. Notes, 144A
1.375%	08/19/30	NOK	8,160	910,068

Panama — 0.1%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.160%	01/23/30		1,585	1,707,803

Peru — 0.1%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.392%	01/23/26		455	472,979
2.783%	01/23/31		1,125	1,199,526

				1,672,505

Philippines — 0.1%
Philippine Government International Bond,
Sr. Unsec’d. Notes
3.950%	01/20/40		1,425	1,658,900

Poland — 0.2%
Republic of Poland Government Bond,
Bonds, Series 0726
2.500%	07/25/26	PLN	6,935	1,912,943
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes, EMTN
1.500%	01/19/26	EUR	2,050	2,497,383

				4,410,326

SEE NOTES TO FINANCIAL STATEMENTS.

A175

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Portugal — 0.4%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A
1.950%	06/15/29	EUR	2,362	$3,023,207
2.200%	10/17/22	EUR	3,370	4,020,087
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	2,020	2,354,097

				9,397,391

Qatar — 0.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes
4.625%	06/02/46		500	646,175
Sr. Unsec’d. Notes, 144A
3.400%	04/16/25		270	293,868
4.000%	03/14/29		3,600	4,141,902
4.400%	04/16/50		700	870,716

				5,952,661

Romania — 0.1%
Romanian Government International Bond,
Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	2,000	2,137,369

Russia — 0.4%
Russian Federal Bond - OFZ,
Bonds, Series 6207
8.150%	02/03/27	RUB	354,217	5,742,347
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes
4.750%	05/27/26		2,800	3,189,895

				8,932,242

Saudi Arabia — 0.3%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN
2.900%	10/22/25		1,435	1,522,489
Sr. Unsec’d. Notes, EMTN
2.500%	02/03/27		3,500	3,597,471
3.625%	03/04/28		1,975	2,171,929

				7,291,889

Singapore — 0.2%
Singapore Government Bond,
Bonds
2.875%	09/01/30	SGD	1,700	1,444,542
3.500%	03/01/27	SGD	3,760	3,184,106

				4,628,648

Slovakia — 0.0%
Slovakia Government Bond,
Sr. Unsec’d. Notes
3.375%	11/15/24	EUR	45	58,736

Slovenia — 0.0%
Slovenia Government Bond,
Bonds
3.125%	08/07/45	EUR	405	682,529

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
South Korea — 1.2%
Korea Treasury Bond,
Bonds
2.125%	06/10/27	KRW	1,377,680	$1,213,095
2.125%	03/10/47	KRW	980,830	910,235
2.250%	06/10/25	KRW	5,687,840	4,974,757
2.375%	03/10/23	KRW	4,791,340	4,140,772
2.375%	12/10/27	KRW	1,751,810	1,569,656
2.625%	03/10/48	KRW	1,472,320	1,501,917
2.750%	12/10/44	KRW	3,650,310	3,755,105
4.250%	06/10/21	KRW	7,311,090	6,287,537
Bonds, Series 2912
1.375%	12/10/29	KRW	6,015,170	4,996,769

				29,349,843

Spain — 2.2%
Spain Government Bond,
Bonds
0.050%	10/31/21	EUR	10,535	11,913,601
Sr. Unsec’d. Notes
0.000%	04/30/23	EUR	7,170	8,124,447
0.000%	01/31/25	EUR	3,632	4,107,035
Sr. Unsec’d. Notes, 144A
0.800%	07/30/27	EUR	7,032	8,261,496
1.000%	10/31/50	EUR	2,903	3,045,240
1.200%	10/31/40	EUR	3,280	3,783,201
1.250%	10/31/30	EUR	9,730	11,794,290
Unsec’d. Notes, 144A
1.500%	04/30/27	EUR	698	859,512

				51,888,822

Supranational Bank — 0.5%
European Financial Stability Facility,
Gov’t. Gtd. Notes, EMTN
0.875%	04/10/35	EUR	6,025	7,617,878
1.450%	09/05/40	EUR	3,325	4,687,185

				12,305,063

Sweden — 0.3%
Sweden Government Bond,
Bonds
1.000%	11/12/26	SEK	65,425	7,582,681

Switzerland — 0.6%
Swiss Confederation Government Bond,
Bonds
1.500%	04/30/42	CHF	1,512	2,228,888
2.000%	05/25/22	CHF	3,380	3,752,163
3.250%	06/27/27	CHF	3,835	5,148,283
3.500%	04/08/33	CHF	1,317	2,091,402

				13,220,736

Thailand — 0.5%
Thailand Government Bond,
Bonds
4.675%	06/29/44	THB	87,011	4,230,292

SEE NOTES TO FINANCIAL STATEMENTS.

A176

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (continued)
Thailand (cont’d.)
Sr. Unsec’d. Notes
3.650%	12/17/21	THB	211,175	$7,154,962

				11,385,254

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes
3.125%	05/03/26		5,500	5,969,840

United Kingdom — 3.0%
United Kingdom Gilt,
Bonds
0.625%	06/07/25	GBP	18,957	24,279,641
1.000%	04/22/24	GBP	5,915	7,630,381
1.500%	07/22/47	GBP	8,783	13,198,204
2.500%	07/22/65	GBP	3,171	6,945,057
4.250%	12/07/40	GBP	2,725	5,747,637
4.250%	12/07/46	GBP	6,141	14,270,081

				72,071,001

Uruguay — 0.0%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.125%	11/20/45		300	345,912

TOTAL SOVEREIGN BONDS (cost $989,155,652)				1,018,939,698

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.6%
Federal Home Loan Mortgage Corp.
2.500%	06/01/30		473	501,686
2.500%	07/01/30		207	220,847
2.500%	09/01/30		174	185,052
3.000%	06/01/30		137	144,004
3.000%	07/01/30		91	96,064
3.000%	07/01/30		97	102,732
3.000%	07/01/35		99	104,889
3.000%	09/01/35		531	561,863
3.000%	01/01/37		328	347,842
3.000%	02/01/37		471	499,032
3.000%	05/01/45		450	484,852
3.000%	08/01/46		1,765	1,867,587
3.000%	09/01/46		2,988	3,165,166
3.000%	02/01/47		2,127	2,249,250
3.000%	12/01/47		2,177	2,296,619
3.000%	01/01/48		897	945,578
3.500%	01/01/26		37	39,186
3.500%	05/01/30		77	80,816
3.500%	06/01/30		16	16,564
3.500%	10/01/30		122	129,498
3.500%	07/01/35		111	118,724
3.500%	08/01/42		539	584,111
3.500%	01/01/44		584	631,697
3.500%	07/01/45		657	706,543
3.500%	09/01/47		3,455	3,645,254
3.500%	10/01/47		578	609,025
3.500%	11/01/47		6,575	6,955,344
3.500%	12/01/47		513	541,977
3.500%	02/01/48		897	944,427

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	06/01/42	300	$327,798
4.000%	09/01/44	611	664,929
4.000%	04/01/45	190	205,139
4.000%	05/01/45	387	425,274
4.000%	02/01/46	2,063	2,224,102
4.000%	05/01/46	638	689,129
4.000%	01/01/47	599	662,273
4.000%	12/01/47	1,302	1,383,200
4.000%	09/01/48	138	146,060
4.500%	12/01/34	124	135,876
4.500%	09/01/40	119	132,781
4.500%	03/01/41	660	733,087
4.500%	07/01/41	206	229,575
4.500%	03/01/44	241	267,785
4.500%	07/01/45	73	79,976
4.500%	12/01/45	1,558	1,732,865
4.500%	01/01/49	1,123	1,204,877
5.000%	05/01/38	685	784,950
5.000%	12/01/38	54	61,868
5.000%	11/01/41	70	80,754
5.000%	02/01/42	738	847,022
5.500%	08/01/40	42	48,031
5.500%	06/01/41	219	251,296
5.500%	09/01/41	912	1,047,785
6.000%	11/01/37	9	10,459
Federal National Mortgage Assoc.
2.000%	04/01/30	57	59,689
2.000%	07/01/30	250	259,962
2.000%	08/01/30	61	62,975
2.000%	04/01/31	200	207,399
2.500%	05/01/30	56	58,208
2.500%	05/01/30	308	323,621
2.500%	06/01/30	122	128,789
2.500%	07/01/30	282	296,144
2.500%	07/01/30	283	300,131
2.500%	07/01/30	316	334,967
2.500%	08/01/30	163	172,859
2.500%	09/01/31	1,435	1,504,576
2.500%	06/01/35	1,219	1,276,315
2.500%	04/01/37	2,963	3,082,625
2.500%	04/01/43	41	43,717
2.500%	09/01/43	107	113,066
2.500%	04/01/45	49	51,900
2.500%	09/01/46	73	77,296
2.500%	05/01/50	249	258,941
2.500%	07/01/50	9,725	10,136,158
3.000%	06/01/30	391	414,727
3.000%	07/01/30	58	60,975
3.000%	07/01/30	258	273,157
3.000%	07/01/30	488	518,498
3.000%	09/01/30	293	308,370
3.000%	11/01/30	146	154,132
3.000%	03/01/31	475	499,708
3.000%	06/01/32	1,481	1,572,555
3.000%	02/01/33	3,416	3,593,698
3.000%	03/01/35	170	180,779
3.000%	06/01/35	1,464	1,540,901
3.000%	09/01/35	88	93,620

SEE NOTES TO FINANCIAL STATEMENTS.

A177

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
3.000%	09/01/35	315	$333,746
3.000%	03/01/36	149	157,609
3.000%	02/01/37	265	280,985
3.000%	05/01/45	2,388	2,537,387
3.000%	06/01/45	1,047	1,137,498
3.000%	07/01/45	370	399,837
3.000%	08/01/45	1,208	1,282,384
3.000%	01/01/46	181	192,082
3.000%	04/01/46	2,375	2,518,988
3.000%	10/01/46	593	627,919
3.000%	10/01/46	780	825,289
3.000%	11/01/46	2,025	2,142,964
3.000%	12/01/46	853	902,899
3.000%	12/01/46	3,319	3,511,969
3.000%	05/01/50	5,107	5,380,786
3.000%	06/01/50	10,942	11,606,632
3.500%	11/01/25	78	81,505
3.500%	11/01/26	420	441,592
3.500%	09/01/29	70	75,194
3.500%	12/01/29	180	190,672
3.500%	04/01/30	93	98,371
3.500%	05/01/30	167	176,767
3.500%	10/01/30	295	311,688
3.500%	01/01/35	57	60,765
3.500%	08/01/35	37	39,302
3.500%	02/01/36	736	787,262
3.500%	02/01/37	235	249,132
3.500%	06/01/43	1,251	1,354,390
3.500%	08/01/47	558	590,887
3.500%	09/01/47	3,283	3,458,235
3.500%	10/01/47	1,821	1,914,215
3.500%	12/01/47	2,074	2,190,259
3.500%	01/01/48	2,027	2,138,101
3.500%	01/01/48	5,962	6,328,518
3.500%	03/01/48	2,978	3,142,870
3.500%	04/01/48	442	466,051
3.500%	05/01/48	967	1,018,402
3.500%	06/01/48	1,677	1,763,083
3.500%	11/01/48	2,607	2,757,972
3.500%	02/01/50	8,673	9,116,914
3.500%	05/01/50	4,058	4,275,183
3.500%	09/01/57	2,384	2,592,296
3.500%	05/01/58	970	1,055,209
4.000%	04/01/26	33	34,637
4.000%	05/01/27	32	34,344
4.000%	05/01/32	20	21,112
4.000%	04/01/35	337	360,444
4.000%	03/01/41	749	816,947
4.000%	11/01/42	762	836,644
4.000%	06/01/44	306	333,950
4.000%	03/01/45	208	225,862
4.000%	01/01/46	767	826,382
4.000%	03/01/46	1,346	1,454,169
4.000%	06/01/46	82	88,925
4.000%	04/01/47	909	982,118
4.000%	11/01/47	960	1,020,118
4.000%	12/01/47	2,430	2,590,425
4.000%	01/01/48	1,531	1,634,308

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	09/01/48	2,273	$2,409,062
4.000%	02/01/49	3,464	3,699,037
4.000%	02/01/50	7,597	8,054,120
4.000%	03/01/50	5,652	6,002,518
4.500%	04/01/25	27	28,673
4.500%	01/01/34	16	17,472
4.500%	11/01/39	79	87,995
4.500%	03/01/40	53	59,291
4.500%	08/01/40	299	332,761
4.500%	02/01/41	239	265,517
4.500%	06/01/41	765	851,167
4.500%	09/01/41	132	147,258
4.500%	01/01/42	380	422,249
4.500%	01/01/43	376	420,264
4.500%	03/01/44	184	204,558
4.500%	06/01/44	54	59,369
4.500%	01/01/45	90	98,198
4.500%	01/01/51	1,425	1,584,520
5.000%	07/01/28	9	9,441
5.000%	12/01/35	53	60,572
5.000%	05/01/38	325	372,761
5.000%	10/01/41	259	297,350
5.500%	05/01/37	31	35,195
5.500%	07/01/38	172	197,071
5.500%	05/01/39	232	266,854
5.500%	05/01/40	161	181,351
5.500%	07/01/41	280	321,153
5.500%	09/01/41	219	251,595
5.500%	02/01/42	990	1,127,799
6.000%	02/01/36	109	127,106
6.000%	11/01/38	116	135,750
6.000%	09/01/39	267	311,063
6.000%	06/01/40	157	183,220
6.000%	05/01/41	80	93,038
Government National Mortgage Assoc.
2.500%	01/20/47	373	395,580
3.000%	11/20/43	1,226	1,311,191
3.000%	01/15/45	114	120,832
3.000%	01/15/45	239	253,037
3.000%	03/15/45	246	260,030
3.000%	07/15/45	25	26,079
3.000%	01/20/47	2,259	2,399,968
3.000%	06/20/47	3,595	3,815,928
3.000%	08/20/47	1,562	1,657,897
3.000%	03/20/50	3,429	3,637,820
3.000%	04/20/50	1,144	1,213,211
3.000%	05/20/50	948	1,005,591
3.500%	07/15/42	76	80,870
3.500%	04/15/45	239	253,363
3.500%	07/20/47	8,372	8,912,943
3.500%	08/20/47	2,097	2,232,754
3.500%	09/20/47	426	453,613
3.500%	11/20/47	1,414	1,503,876
3.500%	12/20/47	313	332,908
3.500%	02/20/50	4,056	4,292,852
3.500%	04/20/50	1,468	1,558,060
3.500%	05/20/50	1,097	1,161,945
4.000%	01/15/41	77	83,607

SEE NOTES TO FINANCIAL STATEMENTS.

A178

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
4.000%	03/15/44		361	$392,921
4.000%	05/15/45		130	139,701
4.000%	01/20/46		641	692,980
4.000%	02/20/46		217	234,365
4.000%	03/20/46		1,000	1,082,342
4.000%	07/20/47		2,387	2,567,267
4.000%	07/20/48		8,194	8,721,572
4.500%	04/15/40		85	94,878
4.500%	10/15/41		186	207,792
4.500%	07/20/44		760	832,585
4.500%	04/20/45		916	1,003,157
4.500%	01/20/49		1,042	1,112,888
4.500%	03/20/49		3,127	3,346,830
4.500%	04/20/49		598	639,076
5.000%	06/15/38		105	120,003
5.000%	01/15/39		81	92,442
5.000%	06/15/39		164	187,343
5.000%	12/15/39		141	161,262
5.000%	10/20/42		50	56,806
5.000%	03/15/44		638	726,927
5.500%	03/15/37		24	28,011

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $244,760,047)				251,008,223

U.S. TREASURY OBLIGATIONS — 4.5%
U.S. Treasury Bonds
2.000%	02/15/50	(a)	7,766	8,888,430
3.750%	08/15/41		9,226	13,588,168
4.375%	11/15/39	(k)	5,945	9,343,868
U.S. Treasury Notes
0.500%	03/15/23	(a)	35,131	35,443,885
0.500%	03/31/25	(a)(h)	25,374	25,639,634
1.500%	02/15/30	(a)(h)(k)	6,300	6,807,938
2.375%	05/15/29		7,016	8,094,710

TOTAL U.S. TREASURY OBLIGATIONS (cost $106,562,383)				107,806,633

TOTAL LONG-TERM INVESTMENTS (cost $2,237,779,179)				2,303,835,260

			Shares

SHORT-TERM INVESTMENTS — 8.7%

AFFILIATED MUTUAL FUND — 5.4%
PGIM Institutional Money Market Fund (cost $128,402,839; includes $128,339,400 of cash collateral for securities on loan)(b)(w)			128,392,954	128,392,954

			Principal Amount (000)#

COMMERCIAL PAPER — 2.0%
Consolidated Edison, Inc.
0.190%	07/17/20		23,400	23,397,647

Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER(continued)
Oglethorpe Power Corp.
0.400%	07/28/20	23,675	$23,668,242

TOTAL COMMERCIAL PAPER (cost $47,065,922)			47,065,889

U.S. TREASURY OBLIGATION(n) — 0.8%
U.S. Treasury Bills
0.138%	07/16/20	18,798	18,797,109

(cost $18,796,923)

		Shares

UNAFFILIATED FUND — 0.5%
Morgan Stanley Institutional Liquidity Funds—Government Portfolio		13,334,240	13,334,240

(cost $13,334,240)
TOTAL SHORT-TERM INVESTMENTS (cost $207,599,924)			207,590,192

TOTAL INVESTMENTS—105.9% (cost $2,445,379,103)			2,511,425,452
Liabilities in excess of other assets(z) — (5.9)%			(140,935,773)

NET ASSETS — 100.0%			$2,370,489,679

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $125,830,171; cash collateral of $128,339,400 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

(n)	Rate shown reflects yield to maturity at purchased date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A179

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,006	2 Year U.S. Treasury Notes	Sep. 2020	$222,153,095	$157,746
9	3 Year Australian Treasury Bonds	Sep. 2020	727,046	(12)
161	10 Year Australian Treasury Bonds	Sep. 2020	16,531,296	13,602
186	10 Year Canadian Government Bonds	Sep. 2020	21,074,337	37,041
220	10 Year Mini Japanese Government Bonds	Sep. 2020	30,945,682	(20,064)
109	10 Year U.K. Gilt	Sep. 2020	18,589,920	38,960
460	10 Year U.S. Treasury Notes	Sep. 2020	64,019,065	101,580
577	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	125,876,156	57,671
1,240	Euro Schatz Index	Sep. 2020	156,226,720	206,608
17	Euro-BTP Italian Government Bond	Sep. 2020	2,748,036	57,650
94	Euro-OAT	Sep. 2020	17,705,349	154,269

				805,051

Short Positions:
135	5 Year Euro-Bobl	Sep. 2020	20,472,754	(66,702)
147	5 Year U.S. Treasury Notes	Sep. 2020	18,484,102	5,476
74	10 Year Euro-Bund	Sep. 2020	14,675,696	(29,755)
235	20 Year U.S. Treasury Bonds	Sep. 2020	41,962,188	(378,822)
233	30 Year Euro Buxl	Sep. 2020	57,580,139	(2,494,352)
1,093	Euro Currency	Sep. 2020	153,750,944	985,624

				(1,978,531)

				$(1,173,480)

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/20	Bank of America, N.A.	AUD	7,433	$5,157,060	$5,129,577	$—	$(27,483)
Expiring 07/02/20	Bank of America, N.A.	AUD	2,259	1,569,750	1,558,956	—	(10,794)
Expiring 07/02/20	Bank of America, N.A.	AUD	1,057	729,102	729,445	343	—
Expiring 07/02/20	Citibank, N.A.	AUD	3,185	2,194,286	2,197,996	3,710	—
Expiring 07/02/20	Citibank, N.A.	AUD	1,976	1,355,427	1,363,654	8,227	—
Expiring 07/02/20	Citibank, N.A.	AUD	945	661,091	652,152	—	(8,939)
Expiring 07/02/20	Citibank, N.A.	AUD	429	292,903	296,057	3,154	—
Expiring 07/02/20	Deutsche Bank AG	AUD	1,932	1,329,861	1,333,289	3,428	—
Expiring 07/02/20	Deutsche Bank AG	AUD	908	630,177	626,619	—	(3,558)
Expiring 07/02/20	Deutsche Bank AG	AUD	888	611,831	612,816	985	—
Expiring 07/02/20	Deutsche Bank AG	AUD	429	292,338	296,057	3,719	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	56,646	38,828,001	39,091,890	263,889	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	9,371	6,423,352	6,467,007	43,655	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	2,791	1,925,212	1,926,093	881	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	2,148	1,477,096	1,482,353	5,257	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	2,031	1,419,704	1,401,611	—	(18,093)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	1,820	1,208,058	1,255,998	47,940	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	1,020	711,581	703,911	—	(7,670)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	994	694,859	685,968	—	(8,891)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	945	647,402	652,153	4,751	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	945	651,776	652,152	376	—

SEE NOTES TO FINANCIAL STATEMENTS.

A180

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	945	$658,277	$652,152	$—	$(6,125)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	945	660,125	652,153	—	(7,972)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	908	634,717	626,619	—	(8,098)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	803	552,814	554,157	1,343	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	747	513,359	515,511	2,152	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	743	513,070	512,750	—	(320)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	601	413,081	414,755	1,674	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	601	415,683	414,755	—	(928)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	495	341,763	341,604	—	(159)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	429	297,715	296,056	—	(1,659)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	429	292,487	296,057	3,570	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	429	299,786	296,057	—	(3,729)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	429	299,517	296,057	—	(3,460)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	429	295,122	296,056	934	—
Expiring 08/05/20	Citibank, N.A.	AUD	439	300,792	303,014	2,222	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	AUD	7,433	5,095,455	5,130,527	35,072	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	AUD	2,035	1,395,029	1,404,631	9,602	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	AUD	602	412,682	415,523	2,841	—
Brazilian Real,
Expiring 07/02/20	Citibank, N.A.	BRL	11,350	2,076,853	2,086,951	10,098	—
Expiring 07/02/20	Citibank, N.A.	BRL	9,950	1,820,677	1,829,529	8,852	—
Expiring 07/02/20	Citibank, N.A.	BRL	6,305	1,153,705	1,159,314	5,609	—
Expiring 07/02/20	Deutsche Bank AG	BRL	11,350	2,072,682	2,086,952	14,270	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	9,950	1,817,021	1,829,531	12,510	—
British Pound,
Expiring 07/02/20	Bank of America, N.A.	GBP	11,718	14,650,898	14,519,941	—	(130,957)
Expiring 07/02/20	Bank of America, N.A.	GBP	9,844	12,277,141	12,197,841	—	(79,300)
Expiring 07/02/20	Bank of America, N.A.	GBP	235	295,855	291,191	—	(4,664)
Expiring 07/02/20	Bank of America, N.A.	GBP	226	280,420	280,040	—	(380)
Expiring 07/02/20	Bank of America, N.A.	GBP	207	259,543	256,497	—	(3,046)
Expiring 07/02/20	Bank of America, N.A.	GBP	207	260,295	256,496	—	(3,799)
Expiring 07/02/20	Citibank, N.A.	GBP	2,202	2,710,883	2,728,530	17,647	—
Expiring 07/02/20	Citibank, N.A.	GBP	1,169	1,454,446	1,448,524	—	(5,922)
Expiring 07/02/20	Citibank, N.A.	GBP	935	1,164,999	1,158,572	—	(6,427)
Expiring 07/02/20	Citibank, N.A.	GBP	935	1,156,991	1,158,572	1,581	—
Expiring 07/02/20	Citibank, N.A.	GBP	935	1,158,281	1,158,572	291	—
Expiring 07/02/20	Citibank, N.A.	GBP	935	1,154,535	1,158,572	4,037	—
Expiring 07/02/20	Citibank, N.A.	GBP	234	289,407	289,952	545	—
Expiring 07/02/20	Citibank, N.A.	GBP	226	282,242	280,039	—	(2,203)
Expiring 07/02/20	Citibank, N.A.	GBP	226	279,664	280,039	375	—
Expiring 07/02/20	Citibank, N.A.	GBP	226	286,191	280,040	—	(6,151)
Expiring 07/02/20	Deutsche Bank AG	GBP	234	294,581	289,952	—	(4,629)
Expiring 07/02/20	Deutsche Bank AG	GBP	226	279,915	280,040	125	—
Expiring 07/02/20	Deutsche Bank AG	GBP	207	260,032	256,497	—	(3,535)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	59,708	73,387,461	73,985,036	597,575	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	38,279	47,048,949	47,432,056	383,107	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	11,892	14,757,270	14,735,547	—	(21,723)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	11,892	14,723,093	14,735,547	12,454	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	11,892	14,691,258	14,735,547	44,289	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	11,892	14,707,193	14,735,547	28,354	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	11,718	14,556,182	14,519,942	—	(36,240)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	9,894	12,272,676	12,259,797	—	(12,879)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	2,344	2,881,024	2,904,483	23,459	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	2,010	2,493,582	2,490,620	—	(2,962)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	1,874	2,350,897	2,322,100	—	(28,797)

SEE NOTES TO FINANCIAL STATEMENTS.

A181

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	1,321	$1,669,235	$1,636,870	$—	$(32,365)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	1,259	1,578,962	1,560,045	—	(18,917)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	1,232	1,531,339	1,526,589	—	(4,750)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	1,169	1,451,910	1,448,525	—	(3,385)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	935	1,160,966	1,158,572	—	(2,394)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	935	1,155,847	1,158,572	2,725	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	916	1,125,861	1,135,029	9,168	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	608	775,360	753,382	—	(21,978)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	317	394,180	392,800	—	(1,380)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	317	395,251	392,799	—	(2,452)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	280	347,486	346,952	—	(534)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	235	295,998	291,191	—	(4,807)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	234	293,682	289,953	—	(3,729)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	234	295,634	289,953	—	(5,681)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	227	280,779	281,279	500	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	226	283,269	280,040	—	(3,229)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	226	282,285	280,040	—	(2,245)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	226	280,472	280,040	—	(432)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	226	279,482	280,040	558	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	226	279,676	280,040	364	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	226	285,636	280,040	—	(5,596)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	208	256,062	257,736	1,674	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	103	129,176	127,628	—	(1,548)
Expiring 08/05/20	Citibank, N.A.	GBP	935	1,160,363	1,158,830	—	(1,533)
Expiring 08/05/20	Deutsche Bank AG	GBP	679	833,783	841,546	7,763	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	11,892	14,762,194	14,738,834	—	(23,360)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	11,892	14,764,037	14,738,834	—	(25,203)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	4,742	5,829,511	5,877,190	47,679	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	2,202	2,706,998	2,729,138	22,140	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	1,406	1,733,410	1,742,583	9,173	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	317	390,879	392,886	2,007	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	272	335,103	337,114	2,011	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	272	335,402	337,114	1,712	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	272	336,121	337,115	994	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	272	333,775	337,115	3,340	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	234	288,409	290,017	1,608	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	234	289,922	290,017	95	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	226	278,321	280,103	1,782	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	226	278,723	280,102	1,379	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	226	278,556	280,102	1,546	—
Canadian Dollar,
Expiring 07/02/20	Bank of America, N.A.	CAD	1,685	1,252,174	1,241,169	—	(11,005)
Expiring 07/02/20	Citibank, N.A.	CAD	1,691	1,230,464	1,245,588	15,124	—
Expiring 07/02/20	Citibank, N.A.	CAD	1,565	1,157,574	1,152,777	—	(4,797)
Expiring 07/02/20	Citibank, N.A.	CAD	696	513,881	512,673	—	(1,208)
Expiring 07/02/20	Citibank, N.A.	CAD	587	434,224	432,384	—	(1,840)
Expiring 07/02/20	Citibank, N.A.	CAD	387	285,303	285,063	—	(240)
Expiring 07/02/20	Citibank, N.A.	CAD	387	284,090	285,064	974	—
Expiring 07/02/20	Deutsche Bank AG	CAD	3,298	2,437,926	2,429,302	—	(8,624)
Expiring 07/02/20	Deutsche Bank AG	CAD	1,465	1,082,228	1,079,117	—	(3,111)
Expiring 07/02/20	Deutsche Bank AG	CAD	792	581,723	583,386	1,663	—
Expiring 07/02/20	Deutsche Bank AG	CAD	755	549,105	556,132	7,027	—
Expiring 07/02/20	Deutsche Bank AG	CAD	402	297,966	296,112	—	(1,854)
Expiring 07/02/20	Deutsche Bank AG	CAD	387	284,430	285,064	634	—
Expiring 07/02/20	Deutsche Bank AG	CAD	365	270,322	268,859	—	(1,463)

SEE NOTES TO FINANCIAL STATEMENTS.

A182

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	95,380	$69,711,521	$70,256,778	$545,257	$—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	15,521	11,344,019	11,432,748	88,729	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	8,830	6,527,073	6,504,166	—	(22,907)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	2,691	1,989,168	1,982,187	—	(6,981)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	2,602	1,923,380	1,916,630	—	(6,750)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	1,546	1,150,567	1,138,781	—	(11,786)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	1,546	1,136,768	1,138,781	2,013	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	1,391	1,026,756	1,024,609	—	(2,147)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	792	585,992	583,386	—	(2,606)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	696	512,504	512,673	169	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	568	420,090	418,388	—	(1,702)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	387	286,372	285,064	—	(1,308)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	387	286,607	285,063	—	(1,544)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	387	288,016	285,064	—	(2,952)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	387	285,808	285,064	—	(744)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	387	286,824	285,063	—	(1,761)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	387	286,044	285,063	—	(981)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	378	279,576	278,434	—	(1,142)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	367	266,635	270,331	3,696	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CAD	6,694	4,892,881	4,931,225	38,344	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CAD	3,738	2,732,236	2,753,648	21,412	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CAD	172	125,721	126,706	985	—
Chilean Peso,
Expiring 07/02/20	Bank of America, N.A.	CLP	982,600	1,212,338	1,196,327	—	(16,011)
Expiring 07/02/20	Citibank, N.A.	CLP	5,385,300	6,557,604	6,556,669	—	(935)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CLP	5,385,300	6,623,985	6,556,667	—	(67,318)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CLP	1,284,000	1,596,618	1,563,286	—	(33,332)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CLP	1,901,900	2,342,963	2,316,936	—	(26,027)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CLP	982,600	1,209,131	1,197,025	—	(12,106)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CLP	603,484	742,612	735,177	—	(7,435)
Chinese Renminbi,
Expiring 07/02/20	Citibank, N.A.	CNH	17,866	2,491,958	2,526,523	34,565	—
Expiring 07/02/20	Citibank, N.A.	CNH	7,126	999,124	1,007,725	8,601	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CNH	19,162	2,712,512	2,709,797	—	(2,715)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CNH	17,133	2,424,830	2,422,866	—	(1,964)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CNH	10,578	1,497,303	1,495,889	—	(1,414)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CNH	7,720	1,081,945	1,091,725	9,780	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CNH	2,644	374,425	373,902	—	(523)
Expiring 08/05/20	Citibank, N.A.	CNH	24,992	3,524,980	3,527,841	2,861	—
Expiring 08/05/20	Citibank, N.A.	CNH	15,825	2,235,145	2,233,839	—	(1,306)
Expiring 08/05/20	Citibank, N.A.	CNH	4,228	596,335	596,819	484	—
Colombian Peso,
Expiring 07/02/20	Citibank, N.A.	COP	291,716	78,275	77,611	—	(664)
Expiring 08/05/20	Citibank, N.A.	COP	291,716	77,245	77,385	140	—
Czech Koruna,
Expiring 07/02/20	Bank of America, N.A.	CZK	44,060	1,847,348	1,857,263	9,915	—
Expiring 07/02/20	Bank of America, N.A.	CZK	37,992	1,592,929	1,601,479	8,550	—
Expiring 08/05/20	Bank of America, N.A.	CZK	29,630	1,246,778	1,249,265	2,487	—
Danish Krone,
Expiring 07/02/20	Citibank, N.A.	DKK	31,678	4,774,193	4,776,344	2,151	—
Euro,
Expiring 07/02/20	Bank of America, N.A.	EUR	20,784	23,308,882	23,351,774	42,892	—
Expiring 07/02/20	Bank of America, N.A.	EUR	3,535	4,007,113	3,971,734	—	(35,379)
Expiring 07/02/20	Bank of America, N.A.	EUR	2,025	2,271,908	2,275,180	3,272	—
Expiring 07/02/20	Bank of America, N.A.	EUR	1,056	1,182,377	1,186,464	4,087	—

SEE NOTES TO FINANCIAL STATEMENTS.

A183

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/20	Bank of America, N.A.	EUR	892	$1,008,149	$1,002,203	$—	$(5,946)
Expiring 07/02/20	Bank of America, N.A.	EUR	567	638,994	637,050	—	(1,944)
Expiring 07/02/20	Bank of America, N.A.	EUR	528	592,101	593,232	1,131	—
Expiring 07/02/20	Bank of America, N.A.	EUR	382	431,925	429,194	—	(2,731)
Expiring 07/02/20	Bank of America, N.A.	EUR	240	268,592	269,651	1,059	—
Expiring 07/02/20	Bank of America, N.A.	EUR	240	269,274	269,651	377	—
Expiring 07/02/20	Citibank, N.A.	EUR	25,971	29,224,920	29,179,606	—	(45,314)
Expiring 07/02/20	Citibank, N.A.	EUR	25,971	29,224,920	29,179,606	—	(45,314)
Expiring 07/02/20	Citibank, N.A.	EUR	3,959	4,444,294	4,448,117	3,823	—
Expiring 07/02/20	Citibank, N.A.	EUR	3,798	4,307,588	4,267,226	—	(40,362)
Expiring 07/02/20	Citibank, N.A.	EUR	2,595	2,920,129	2,915,601	—	(4,528)
Expiring 07/02/20	Citibank, N.A.	EUR	2,595	2,941,396	2,915,601	—	(25,795)
Expiring 07/02/20	Citibank, N.A.	EUR	2,595	2,943,187	2,915,601	—	(27,586)
Expiring 07/02/20	Citibank, N.A.	EUR	2,595	2,952,819	2,915,601	—	(37,218)
Expiring 07/02/20	Citibank, N.A.	EUR	2,595	2,953,841	2,915,601	—	(38,240)
Expiring 07/02/20	Citibank, N.A.	EUR	1,500	1,687,106	1,685,319	—	(1,787)
Expiring 07/02/20	Citibank, N.A.	EUR	1,439	1,614,354	1,616,783	2,429	—
Expiring 07/02/20	Citibank, N.A.	EUR	527	599,537	592,109	—	(7,428)
Expiring 07/02/20	Citibank, N.A.	EUR	255	289,977	286,504	—	(3,473)
Expiring 07/02/20	Citibank, N.A.	EUR	255	288,267	286,504	—	(1,763)
Expiring 07/02/20	Citibank, N.A.	EUR	254	287,154	285,380	—	(1,774)
Expiring 07/02/20	Citibank, N.A.	EUR	240	267,100	269,651	2,551	—
Expiring 07/02/20	Citibank, N.A.	EUR	240	267,064	269,651	2,587	—
Expiring 07/02/20	Citibank, N.A.	EUR	237	263,945	266,281	2,336	—
Expiring 07/02/20	Deutsche Bank AG	EUR	5,800	6,574,944	6,516,565	—	(58,379)
Expiring 07/02/20	Deutsche Bank AG	EUR	1,391	1,559,315	1,562,852	3,537	—
Expiring 07/02/20	Deutsche Bank AG	EUR	720	807,360	808,952	1,592	—
Expiring 07/02/20	Deutsche Bank AG	EUR	673	755,565	756,146	581	—
Expiring 07/02/20	Deutsche Bank AG	EUR	528	591,270	593,232	1,962	—
Expiring 07/02/20	Deutsche Bank AG	EUR	521	590,642	585,368	—	(5,274)
Expiring 07/02/20	Deutsche Bank AG	EUR	240	267,473	269,651	2,178	—
Expiring 07/02/20	Deutsche Bank AG	EUR	237	264,832	266,280	1,448	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	341,314	383,234,868	383,481,880	247,012	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	203,119	230,129,765	228,213,481	—	(1,916,284)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	169,764	190,614,754	190,737,614	122,860	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	39,037	44,205,616	43,859,854	—	(345,762)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	36,602	41,097,531	41,124,020	26,489	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	11,578	13,000,033	13,008,412	8,379	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	8,506	9,550,724	9,556,880	6,156	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	7,562	8,466,604	8,496,252	29,648	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	4,790	5,353,314	5,381,784	28,470	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	3,564	4,020,620	4,004,317	—	(16,303)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	3,459	3,924,647	3,886,344	—	(38,303)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	2,459	2,767,619	2,762,799	—	(4,820)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	2,120	2,372,654	2,381,917	9,263	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	1,956	2,214,192	2,197,655	—	(16,537)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	1,681	1,902,425	1,888,681	—	(13,744)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	1,446	1,617,788	1,624,647	6,859	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	1,223	1,384,158	1,374,096	—	(10,062)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	1,171	1,324,902	1,315,672	—	(9,230)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	1,019	1,145,031	1,144,893	—	(138)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	577	653,144	648,286	—	(4,858)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	576	654,149	647,162	—	(6,987)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	560	632,268	629,186	—	(3,082)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	560	630,720	629,186	—	(1,534)

SEE NOTES TO FINANCIAL STATEMENTS.

A184

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	560	$632,813	$629,186	$—	$(3,627)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	560	635,127	629,186	—	(5,941)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	527	597,478	592,109	—	(5,369)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	521	580,016	585,368	5,352	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	459	516,259	515,708	—	(551)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	436	494,722	489,866	—	(4,856)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	335	378,629	376,388	—	(2,241)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	315	353,319	353,916	597	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	314	351,905	352,793	888	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	240	272,042	269,651	—	(2,391)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	240	267,234	269,651	2,417	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	237	263,964	266,280	2,316	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	237	265,196	266,280	1,084	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	237	264,149	266,280	2,131	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	237	263,996	266,280	2,284	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	128	145,129	143,814	—	(1,315)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	18	20,294	20,224	—	(70)
Expiring 08/05/20	Bank of America, N.A.	EUR	1,198	1,346,179	1,347,030	851	—
Expiring 08/05/20	Citibank, N.A.	EUR	2,110	2,365,775	2,372,483	6,708	—
Expiring 08/05/20	Citibank, N.A.	EUR	262	294,299	294,592	293	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	68,826	77,334,545	77,387,905	53,360	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	13,162	14,780,965	14,799,343	18,378	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	13,162	14,764,487	14,799,344	34,857	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	3,117	3,502,336	3,504,753	2,417	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	2,738	3,068,219	3,078,605	10,386	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	2,527	2,834,281	2,841,357	7,076	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	2,001	2,240,940	2,249,923	8,983	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	306	344,202	344,066	—	(136)
Hungarian Forint,
Expiring 07/02/20	Citibank, N.A.	HUF	714,600	2,319,527	2,267,189	—	(52,338)
Expiring 07/02/20	Citibank, N.A.	HUF	262,373	827,412	832,422	5,010	—
Indian Rupee,
Expiring 07/02/20	Citibank, N.A.	INR	319,910	4,223,513	4,235,001	11,488	—
Expiring 07/02/20	Citibank, N.A.	INR	253,450	3,344,991	3,355,196	10,205	—
Expiring 07/02/20	Citibank, N.A.	INR	171,951	2,273,582	2,276,305	2,723	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	INR	228,240	3,007,511	3,021,464	13,953	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	INR	203,540	2,685,224	2,694,483	9,259	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	INR	196,250	2,600,371	2,597,977	—	(2,394)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	INR	171,951	2,276,684	2,276,306	—	(378)
Expiring 08/05/20	Citibank, N.A.	INR	573,360	7,556,141	7,562,108	5,967	—
Indonesian Rupiah,
Expiring 07/02/20	Bank of America, N.A.	IDR	9,555,000	651,107	665,696	14,589	—
Expiring 08/05/20	Bank of America, N.A.	IDR	9,555,000	664,927	653,568	—	(11,359)
Israeli Shekel,
Expiring 07/02/20	Citibank, N.A.	ILS	11,514	3,331,983	3,324,088	—	(7,895)
Expiring 07/02/20	Citibank, N.A.	ILS	5,165	1,494,675	1,491,134	—	(3,541)
Expiring 07/02/20	Citibank, N.A.	ILS	1,276	369,256	368,381	—	(875)
Japanese Yen,
Expiring 07/02/20	Bank of America, N.A.	JPY	41,261,664	379,669,666	382,148,791	2,479,125	—
Expiring 07/02/20	Bank of America, N.A.	JPY	34,508,125	320,269,938	319,600,252	—	(669,686)
Expiring 07/02/20	Bank of America, N.A.	JPY	8,672,359	80,488,171	80,319,870	—	(168,301)
Expiring 07/02/20	Bank of America, N.A.	JPY	4,567,477	42,027,691	42,302,119	274,428	—
Expiring 07/02/20	Bank of America, N.A.	JPY	4,230,177	38,924,021	39,178,183	254,162	—
Expiring 07/02/20	Bank of America, N.A.	JPY	3,791,805	34,890,336	35,118,159	227,823	—
Expiring 07/02/20	Bank of America, N.A.	JPY	1,478,277	13,719,890	13,691,202	—	(28,688)

SEE NOTES TO FINANCIAL STATEMENTS.

A185

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/20	Bank of America, N.A.	JPY	695,829	$6,402,678	$6,444,485	$41,807	$—
Expiring 07/02/20	Bank of America, N.A.	JPY	683,614	6,344,622	6,331,355	—	(13,267)
Expiring 07/02/20	Bank of America, N.A.	JPY	61,408	563,839	568,736	4,897	—
Expiring 07/02/20	Bank of America, N.A.	JPY	27,936	256,428	258,732	2,304	—
Expiring 07/02/20	Citibank, N.A.	JPY	167,900	1,561,897	1,555,022	—	(6,875)
Expiring 07/02/20	Citibank, N.A.	JPY	158,131	1,476,604	1,464,545	—	(12,059)
Expiring 07/02/20	Deutsche Bank AG	JPY	56,927	531,720	527,235	—	(4,485)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	426,900	3,911,429	3,953,775	42,346	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	305,000	2,854,962	2,824,787	—	(30,175)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	253,060	2,369,477	2,343,739	—	(25,738)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	175,840	1,636,904	1,628,559	—	(8,345)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	158,163	1,475,529	1,464,841	—	(10,688)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	129,415	1,212,413	1,198,590	—	(13,823)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	126,505	1,179,100	1,171,638	—	(7,462)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	69,592	649,556	644,533	—	(5,023)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	69,578	647,967	644,404	—	(3,563)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	68,987	643,836	638,930	—	(4,906)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	68,987	642,497	638,929	—	(3,568)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	68,987	642,961	638,929	—	(4,032)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	68,987	642,366	638,929	—	(3,437)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	68,987	629,230	638,929	9,699	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	61,408	569,635	568,736	—	(899)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	61,061	566,566	565,522	—	(1,044)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	56,927	532,828	527,235	—	(5,593)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	44,277	413,103	410,076	—	(3,027)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	43,901	411,102	406,593	—	(4,509)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	295,189	292,908	—	(2,281)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	27,936	255,732	258,732	3,000	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	27,918	255,967	258,565	2,598	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	12,560	117,245	116,325	—	(920)
Expiring 08/05/20	Bank of America, N.A.	JPY	12,530,474	116,339,610	116,102,855	—	(236,755)
Expiring 08/05/20	Bank of America, N.A.	JPY	31,626	294,876	293,035	—	(1,841)
Expiring 08/05/20	Citibank, N.A.	JPY	247,600	2,296,093	2,294,173	—	(1,920)
Mexican Peso,
Expiring 07/02/20	Citibank, N.A.	MXN	176,440	7,629,211	7,674,541	45,330	—
Expiring 07/02/20	Citibank, N.A.	MXN	74,482	3,403,647	3,239,714	—	(163,933)
Expiring 07/02/20	Deutsche Bank AG	MXN	30,040	1,369,536	1,306,638	—	(62,898)
Expiring 08/05/20	Citibank, N.A.	MXN	32,872	1,414,951	1,423,158	8,207	—
Expiring 08/05/20	Citibank, N.A.	MXN	30,040	1,293,050	1,300,550	7,500	—
New Taiwanese Dollar,
Expiring 07/02/20	Bank of America, N.A.	TWD	24,484	817,359	831,062	13,703	—
Expiring 07/02/20	Citibank, N.A.	TWD	59,895	2,024,848	2,033,022	8,174	—
Expiring 07/02/20	Citibank, N.A.	TWD	59,525	2,009,622	2,020,463	10,841	—
Expiring 07/02/20	Citibank, N.A.	TWD	48,924	1,656,195	1,660,632	4,437	—
Expiring 07/02/20	Citibank, N.A.	TWD	3,275	109,280	111,164	1,884	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	TWD	57,185	1,942,425	1,941,036	—	(1,389)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	TWD	48,924	1,662,443	1,660,633	—	(1,810)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	TWD	46,385	1,566,532	1,574,451	7,919	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	TWD	9,913	331,816	336,478	4,662	—
Expiring 08/05/20	Citibank, N.A.	TWD	122,695	4,171,171	4,197,455	26,284	—
Expiring 08/05/20	Citibank, N.A.	TWD	24,484	832,364	837,609	5,245	—
New Zealand Dollar,
Expiring 07/02/20	Bank of America, N.A.	NZD	16,243	10,411,237	10,481,747	70,510	—
Expiring 07/02/20	Bank of America, N.A.	NZD	6,638	4,254,743	4,283,558	28,815	—
Expiring 07/02/20	Bank of America, N.A.	NZD	5,553	3,531,636	3,583,399	51,763	—

SEE NOTES TO FINANCIAL STATEMENTS.

A186

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 07/02/20	Bank of America, N.A.	NZD	5,171	$3,288,689	$3,336,891	$48,202	$—
Expiring 07/02/20	Bank of America, N.A.	NZD	2,774	1,764,228	1,790,086	25,858	—
Expiring 07/02/20	Bank of America, N.A.	NZD	2,347	1,504,351	1,514,539	10,188	—
Expiring 07/02/20	Bank of America, N.A.	NZD	2,272	1,456,278	1,466,141	9,863	—
Expiring 07/02/20	Bank of America, N.A.	NZD	975	635,770	629,176	—	(6,594)
Expiring 07/02/20	Bank of America, N.A.	NZD	953	598,015	614,979	16,964	—
Expiring 07/02/20	Bank of America, N.A.	NZD	953	612,507	614,979	2,472	—
Expiring 07/02/20	Bank of America, N.A.	NZD	532	342,048	343,304	1,256	—
Expiring 07/02/20	Bank of America, N.A.	NZD	478	309,282	308,458	—	(824)
Expiring 07/02/20	Bank of America, N.A.	NZD	435	273,040	280,709	7,669	—
Expiring 07/02/20	Citibank, N.A.	NZD	5,539	3,435,281	3,574,364	139,083	—
Expiring 07/02/20	Citibank, N.A.	NZD	1,035	668,919	667,894	—	(1,025)
Expiring 07/02/20	Citibank, N.A.	NZD	975	638,769	629,176	—	(9,593)
Expiring 07/02/20	Citibank, N.A.	NZD	463	297,609	298,778	1,169	—
Expiring 07/02/20	Deutsche Bank AG	NZD	4,370	2,842,497	2,819,998	—	(22,499)
Expiring 07/02/20	Deutsche Bank AG	NZD	975	633,184	629,176	—	(4,008)
Expiring 07/02/20	Deutsche Bank AG	NZD	871	558,612	562,063	3,451	—
Expiring 07/02/20	Deutsche Bank AG	NZD	620	398,809	400,092	1,283	—
Expiring 07/02/20	Deutsche Bank AG	NZD	463	295,585	298,778	3,193	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	3,048	1,959,754	1,966,900	7,146	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	2,215	1,423,204	1,429,359	6,155	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	1,329	860,632	857,615	—	(3,017)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	1,274	798,197	822,123	23,926	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	975	638,009	629,176	—	(8,833)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	975	635,303	629,176	—	(6,127)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	797	513,623	514,311	688	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	797	516,143	514,311	—	(1,832)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	463	299,565	298,778	—	(787)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	463	296,113	298,778	2,665	—
Expiring 08/05/20	Bank of America, N.A.	NZD	5,539	3,550,211	3,574,531	24,320	—
Expiring 08/05/20	Bank of America, N.A.	NZD	3,833	2,456,754	2,473,584	16,830	—
Norwegian Krone,
Expiring 07/02/20	Bank of America, N.A.	NOK	4,816	504,521	500,354	—	(4,167)
Expiring 07/02/20	Bank of America, N.A.	NOK	4,535	487,391	471,159	—	(16,232)
Expiring 07/02/20	Bank of America, N.A.	NOK	2,830	302,021	294,021	—	(8,000)
Expiring 07/02/20	Citibank, N.A.	NOK	60,675	6,347,227	6,303,773	—	(43,454)
Expiring 07/02/20	Citibank, N.A.	NOK	16,210	1,749,685	1,684,123	—	(65,562)
Expiring 07/02/20	Citibank, N.A.	NOK	8,499	888,801	882,996	—	(5,805)
Expiring 07/02/20	Citibank, N.A.	NOK	5,672	593,735	589,287	—	(4,448)
Expiring 07/02/20	Deutsche Bank AG	NOK	11,047	1,138,507	1,147,718	9,211	—
Expiring 07/02/20	Deutsche Bank AG	NOK	8,662	892,708	899,930	7,222	—
Expiring 07/02/20	Deutsche Bank AG	NOK	8,497	916,402	882,788	—	(33,614)
Expiring 07/02/20	Deutsche Bank AG	NOK	8,186	858,441	850,477	—	(7,964)
Expiring 07/02/20	Deutsche Bank AG	NOK	6,799	712,661	706,376	—	(6,285)
Expiring 07/02/20	Deutsche Bank AG	NOK	6,233	669,926	647,572	—	(22,354)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	28,325	3,050,352	2,942,800	—	(107,552)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	20,108	2,124,398	2,089,102	—	(35,296)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	11,910	1,238,471	1,237,379	—	(1,092)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	11,332	1,196,074	1,177,328	—	(18,746)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	6,233	670,488	647,572	—	(22,916)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	6,233	648,622	647,572	—	(1,050)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	6,229	669,780	647,156	—	(22,624)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	6,228	668,095	647,052	—	(21,043)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	6,228	669,396	647,052	—	(22,344)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	6,003	619,631	623,676	4,045	—

SEE NOTES TO FINANCIAL STATEMENTS.

A187

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	5,730	$590,110	$595,313	$5,203	$—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	5,669	609,030	588,975	—	(20,055)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	5,139	543,312	533,911	—	(9,401)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	5,096	527,098	529,445	2,347	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	2,830	296,152	294,020	—	(2,132)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	2,456	250,920	255,164	4,244	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	560	60,162	58,181	—	(1,981)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	218	23,098	22,649	—	(449)
Expiring 08/05/20	Deutsche Bank AG	NOK	10,634	1,096,098	1,104,951	8,853	—
Expiring 08/05/20	Deutsche Bank AG	NOK	9,313	959,936	967,690	7,754	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	NOK	3,400	350,237	353,285	3,048	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	NOK	3,400	348,702	353,287	4,585	—
Peruvian Nuevo Sol,
Expiring 07/02/20	Citibank, N.A.	PEN	5,890	1,739,516	1,663,037	—	(76,479)
Expiring 07/02/20	Citibank, N.A.	PEN	1,777	504,672	501,735	—	(2,937)
Philippine Peso,
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	PHP	70,880	1,422,295	1,422,166	—	(129)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	PHP	66,520	1,333,333	1,334,684	1,351	—
Polish Zloty,
Expiring 07/02/20	Bank of America, N.A.	PLN	12,636	3,183,248	3,193,914	10,666	—
Expiring 07/02/20	Bank of America, N.A.	PLN	8,146	2,052,132	2,059,008	6,876	—
Expiring 08/05/20	Citibank, N.A.	PLN	10,175	2,556,931	2,572,148	15,217	—
Russian Ruble,
Expiring 07/02/20	Bank of America, N.A.	RUB	394,134	5,645,001	5,536,824	—	(108,177)
Expiring 07/02/20	Bank of America, N.A.	RUB	191,220	2,701,318	2,686,274	—	(15,044)
Expiring 07/02/20	Bank of America, N.A.	RUB	178,868	2,561,845	2,512,751	—	(49,094)
Expiring 07/02/20	Citibank, N.A.	RUB	130,750	1,870,262	1,836,786	—	(33,476)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	RUB	60,470	851,570	849,487	—	(2,083)
Expiring 08/05/20	Bank of America, N.A.	RUB	130,750	1,865,246	1,828,570	—	(36,676)
Expiring 08/05/20	Bank of America, N.A.	RUB	60,470	862,649	845,687	—	(16,962)
Singapore Dollar,
Expiring 07/02/20	Citibank, N.A.	SGD	6,005	4,304,629	4,308,993	4,364	—
Expiring 07/02/20	Citibank, N.A.	SGD	2,945	2,077,698	2,113,236	35,538	—
Expiring 07/02/20	Citibank, N.A.	SGD	1,720	1,216,692	1,234,216	17,524	—
Expiring 07/02/20	Citibank, N.A.	SGD	368	263,797	264,064	267	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SGD	4,810	3,461,901	3,451,500	—	(10,401)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SGD	2,765	1,973,602	1,984,075	10,473	—
Expiring 08/05/20	Citibank, N.A.	SGD	4,665	3,344,350	3,347,701	3,351	—
Expiring 08/05/20	Citibank, N.A.	SGD	1,955	1,401,544	1,402,948	1,404	—
South African Rand,
Expiring 07/02/20	Citibank, N.A.	ZAR	50,670	2,923,309	2,919,387	—	(3,922)
Expiring 07/02/20	Citibank, N.A.	ZAR	50,670	2,898,277	2,919,386	21,109	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	ZAR	218,521	12,609,406	12,590,237	—	(19,169)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	ZAR	96,790	5,585,113	5,576,622	—	(8,491)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	ZAR	50,670	2,908,158	2,919,387	11,229	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	ZAR	50,670	2,914,649	2,919,387	4,738	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	ZAR	50,670	2,910,246	2,919,387	9,141	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	ZAR	38,060	2,196,192	2,192,853	—	(3,339)
Expiring 08/05/20	Citibank, N.A.	ZAR	50,670	2,911,985	2,908,352	—	(3,633)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	ZAR	52,741	3,031,998	3,027,223	—	(4,775)
South Korean Won,
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	KRW	35,548,626	29,530,342	29,575,126	44,784	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	KRW	1,565,350	1,300,341	1,302,313	1,972	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	KRW	1,459,770	1,180,394	1,214,474	34,080	—

SEE NOTES TO FINANCIAL STATEMENTS.

A188

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 07/02/20	Bank of America, N.A.	SEK	12,626	$1,348,137	$1,355,010	$6,873	$—
Expiring 07/02/20	Bank of America, N.A.	SEK	3,843	417,471	412,427	—	(5,044)
Expiring 07/02/20	Bank of America, N.A.	SEK	2,745	292,681	294,591	1,910	—
Expiring 07/02/20	Bank of America, N.A.	SEK	2,741	297,324	294,161	—	(3,163)
Expiring 07/02/20	Bank of America, N.A.	SEK	2,740	290,993	294,055	3,062	—
Expiring 07/02/20	Bank of America, N.A.	SEK	1,806	194,609	193,819	—	(790)
Expiring 07/02/20	Citibank, N.A.	SEK	127,907	13,705,774	13,726,860	21,086	—
Expiring 07/02/20	Citibank, N.A.	SEK	78,444	8,405,605	8,418,537	12,932	—
Expiring 07/02/20	Citibank, N.A.	SEK	64,377	6,888,842	6,908,880	20,038	—
Expiring 07/02/20	Citibank, N.A.	SEK	16,470	1,775,894	1,767,545	—	(8,349)
Expiring 07/02/20	Citibank, N.A.	SEK	10,578	1,127,077	1,135,221	8,144	—
Expiring 07/02/20	Citibank, N.A.	SEK	8,342	893,880	895,255	1,375	—
Expiring 07/02/20	Citibank, N.A.	SEK	6,035	655,705	647,670	—	(8,035)
Expiring 07/02/20	Citibank, N.A.	SEK	2,752	294,939	295,342	403	—
Expiring 07/02/20	Citibank, N.A.	SEK	2,745	291,404	294,591	3,187	—
Expiring 07/02/20	Citibank, N.A.	SEK	2,745	290,541	294,591	4,050	—
Expiring 07/02/20	Citibank, N.A.	SEK	2,745	294,279	294,591	312	—
Expiring 07/02/20	Citibank, N.A.	SEK	2,740	293,003	294,055	1,052	—
Expiring 07/02/20	Deutsche Bank AG	SEK	15,376	1,655,824	1,650,138	—	(5,686)
Expiring 07/02/20	Deutsche Bank AG	SEK	11,534	1,242,392	1,237,818	—	(4,574)
Expiring 07/02/20	Deutsche Bank AG	SEK	5,488	594,232	588,967	—	(5,265)
Expiring 07/02/20	Deutsche Bank AG	SEK	2,741	297,839	294,162	—	(3,677)
Expiring 07/02/20	Deutsche Bank AG	SEK	2,740	294,204	294,054	—	(150)
Expiring 07/02/20	Deutsche Bank AG	SEK	2,740	298,224	294,055	—	(4,169)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	17,564	1,888,471	1,884,952	—	(3,519)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	15,376	1,652,150	1,650,138	—	(2,012)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	13,721	1,475,819	1,472,525	—	(3,294)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	10,976	1,167,414	1,177,934	10,520	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	10,431	1,121,746	1,119,445	—	(2,301)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	7,033	753,653	754,775	1,122	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	6,039	649,610	648,100	—	(1,510)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	6,039	656,281	648,100	—	(8,181)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,752	293,739	295,342	1,603	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,752	291,804	295,342	3,538	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,752	292,039	295,342	3,303	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,741	297,054	294,161	—	(2,893)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,741	295,886	294,162	—	(1,724)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,740	295,750	294,054	—	(1,696)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,740	297,946	294,054	—	(3,892)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,740	293,231	294,055	824	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,740	298,318	294,054	—	(4,264)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,740	297,991	294,054	—	(3,937)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,740	292,111	294,054	1,943	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,595	280,988	278,493	—	(2,495)
Expiring 08/05/20	Citibank, N.A.	SEK	74,259	7,960,254	7,972,823	12,569	—
Expiring 08/05/20	Citibank, N.A.	SEK	20,463	2,193,548	2,197,012	3,464	—
Swiss Franc,
Expiring 07/02/20	Bank of America, N.A.	CHF	26,367	27,408,609	27,831,031	422,422	—
Expiring 07/02/20	Bank of America, N.A.	CHF	24,818	25,798,417	26,196,023	397,606	—
Expiring 07/02/20	Bank of America, N.A.	CHF	1,504	1,563,414	1,587,509	24,095	—
Expiring 07/02/20	Bank of America, N.A.	CHF	1,501	1,590,421	1,584,343	—	(6,078)
Expiring 07/02/20	Bank of America, N.A.	CHF	840	883,064	886,641	3,577	—
Expiring 07/02/20	Bank of America, N.A.	CHF	280	290,686	295,547	4,861	—
Expiring 07/02/20	Bank of America, N.A.	CHF	279	289,629	294,491	4,862	—
Expiring 07/02/20	Bank of America, N.A.	CHF	277	290,486	292,381	1,895	—

SEE NOTES TO FINANCIAL STATEMENTS.

A189

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/02/20	Citibank, N.A.	CHF	2,790	$2,920,457	$2,944,915	$24,458	$—
Expiring 07/02/20	Citibank, N.A.	CHF	555	577,068	585,816	8,748	—
Expiring 07/02/20	Citibank, N.A.	CHF	392	408,157	413,766	5,609	—
Expiring 07/02/20	Deutsche Bank AG	CHF	2,072	2,192,105	2,187,048	—	(5,057)
Expiring 07/02/20	Deutsche Bank AG	CHF	840	895,013	886,641	—	(8,372)
Expiring 07/02/20	Deutsche Bank AG	CHF	555	576,340	585,817	9,477	—
Expiring 07/02/20	Deutsche Bank AG	CHF	545	567,948	575,261	7,313	—
Expiring 07/02/20	Deutsche Bank AG	CHF	280	292,863	295,547	2,684	—
Expiring 07/02/20	Deutsche Bank AG	CHF	252	262,199	265,992	3,793	—
Expiring 07/02/20	Deutsche Bank AG	CHF	67	69,726	70,720	994	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	53,006	55,683,543	55,949,166	265,623	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	13,506	14,188,242	14,255,923	67,681	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	1,400	1,489,734	1,477,735	—	(11,999)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	1,387	1,478,930	1,464,013	—	(14,917)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	906	951,766	956,306	4,540	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	784	836,445	827,532	—	(8,913)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	599	629,337	632,260	2,923	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	333	347,814	351,490	3,676	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	280	290,768	295,547	4,779	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	279	291,086	294,492	3,406	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	279	291,725	294,492	2,767	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	252	261,722	265,992	4,270	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	252	264,226	265,992	1,766	—
Expiring 08/05/20	Bank of America, N.A.	CHF	388	407,905	409,963	2,058	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CHF	53,435	56,188,518	56,459,768	271,250	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CHF	2,592	2,725,566	2,738,724	13,158	—
Thai Baht,
Expiring 07/02/20	Citibank, N.A.	THB	93,580	2,956,807	3,027,744	70,937	—
Expiring 07/02/20	Citibank, N.A.	THB	50,450	1,594,047	1,632,290	38,243	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	THB	349,315	11,297,380	11,301,949	4,569	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	THB	91,830	2,968,003	2,971,124	3,121	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	THB	68,330	2,185,162	2,210,791	25,629	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	THB	160,160	5,181,914	5,181,398	—	(516)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	THB	31,234	1,010,564	1,010,463	—	(101)
Turkish Lira,
Expiring 07/02/20	Bank of America, N.A.	TRY	104,615	15,256,672	15,259,463	2,791	—
Expiring 07/02/20	Bank of America, N.A.	TRY	39,642	5,781,245	5,782,303	1,058	—
Expiring 07/02/20	Bank of America, N.A.	TRY	36,324	5,297,360	5,298,329	969	—
Expiring 07/02/20	Bank of America, N.A.	TRY	19,547	2,850,664	2,851,186	522	—

				$3,450,674,999	$3,453,716,737	9,457,112	(6,415,374)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/02/20	Bank of America, N.A.	AUD	438	$295,041	$302,267	$—	$(7,226)
Expiring 07/02/20	Bank of America, N.A.	AUD	430	300,380	296,747	3,633	—
Expiring 07/02/20	Bank of America, N.A.	AUD	413	281,590	285,014	—	(3,424)
Expiring 07/02/20	Citibank, N.A.	AUD	2,020	1,379,073	1,394,020	—	(14,947)
Expiring 07/02/20	Citibank, N.A.	AUD	1,289	891,529	889,550	1,979	—
Expiring 07/02/20	Citibank, N.A.	AUD	965	675,922	665,954	9,968	—
Expiring 07/02/20	Citibank, N.A.	AUD	577	393,162	398,192	—	(5,030)
Expiring 07/02/20	Citibank, N.A.	AUD	438	299,014	302,268	—	(3,254)

SEE NOTES TO FINANCIAL STATEMENTS.

A190

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/02/20	Citibank, N.A.	AUD	430	$295,827	$296,746	$—	$(919)
Expiring 07/02/20	Citibank, N.A.	AUD	413	285,644	285,015	629	—
Expiring 07/02/20	Citibank, N.A.	AUD	403	273,176	278,114	—	(4,938)
Expiring 07/02/20	Deutsche Bank AG	AUD	2,315	1,594,949	1,597,601	—	(2,652)
Expiring 07/02/20	Deutsche Bank AG	AUD	430	298,810	296,746	2,064	—
Expiring 07/02/20	Deutsche Bank AG	AUD	407	283,520	280,874	2,646	—
Expiring 07/02/20	Deutsche Bank AG	AUD	403	277,684	278,114	—	(430)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	58,047	39,961,644	40,058,732	—	(97,088)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	10,599	7,296,733	7,314,461	—	(17,728)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	7,433	5,094,950	5,129,577	—	(34,627)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	2,148	1,479,792	1,482,354	—	(2,562)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	2,035	1,394,891	1,404,371	—	(9,480)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	1,898	1,305,368	1,309,826	—	(4,458)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	1,720	1,184,110	1,186,987	—	(2,877)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	1,684	1,159,326	1,162,143	—	(2,817)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	1,289	884,129	889,550	—	(5,421)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	1,203	827,070	830,201	—	(3,131)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	966	663,850	666,645	—	(2,795)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	945	651,006	652,153	—	(1,147)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	945	645,627	652,153	—	(6,526)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	945	658,558	652,152	6,406	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	909	625,788	627,308	—	(1,520)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	602	412,641	415,445	—	(2,804)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	516	354,742	356,096	—	(1,354)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	438	307,694	302,267	5,427	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	430	297,292	296,747	545	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	430	299,895	296,746	3,149	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	413	287,043	285,015	2,028	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	413	287,658	285,015	2,643	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	412	288,222	284,325	3,897	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	403	276,276	278,114	—	(1,838)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	403	273,286	278,114	—	(4,828)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	403	271,506	278,114	—	(6,608)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	AUD	85	58,517	58,659	—	(142)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	AUD	56,646	38,831,853	39,099,134	—	(267,281)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	AUD	9,371	6,423,989	6,468,206	—	(44,217)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	AUD	527	362,339	363,755	—	(1,416)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	AUD	527	360,777	363,754	—	(2,977)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	AUD	430	295,834	296,802	—	(968)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	AUD	430	295,889	296,802	—	(913)
Brazilian Real,
Expiring 07/02/20	Citibank, N.A.	BRL	21,300	3,889,700	3,916,479	—	(26,779)
Expiring 07/02/20	Citibank, N.A.	BRL	6,305	1,181,088	1,159,315	21,773	—
Expiring 07/02/20	Deutsche Bank AG	BRL	11,350	2,126,822	2,086,950	39,872	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	BRL	9,950	1,862,250	1,829,530	32,720	—
Expiring 08/04/20	Citibank, N.A.	BRL	11,350	2,074,461	2,083,450	—	(8,989)
Expiring 08/04/20	Citibank, N.A.	BRL	9,950	1,818,581	1,826,461	—	(7,880)
Expiring 08/04/20	Citibank, N.A.	BRL	6,305	1,152,377	1,157,370	—	(4,993)
British Pound,
Expiring 07/02/20	Bank of America, N.A.	GBP	18,755	23,118,820	23,239,589	—	(120,769)
Expiring 07/02/20	Bank of America, N.A.	GBP	16,411	20,253,143	20,335,104	—	(81,961)
Expiring 07/02/20	Bank of America, N.A.	GBP	11,722	14,750,496	14,524,898	225,598	—
Expiring 07/02/20	Bank of America, N.A.	GBP	11,722	14,718,553	14,524,897	193,656	—
Expiring 07/02/20	Bank of America, N.A.	GBP	1,172	1,445,844	1,452,242	—	(6,398)
Expiring 07/02/20	Bank of America, N.A.	GBP	934	1,182,571	1,157,333	25,238	—

SEE NOTES TO FINANCIAL STATEMENTS.

A191

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/02/20	Citibank, N.A.	GBP	1,860	$2,306,988	$2,304,753	$2,235	$—
Expiring 07/02/20	Citibank, N.A.	GBP	1,321	1,661,457	1,636,870	24,587	—
Expiring 07/02/20	Citibank, N.A.	GBP	1,074	1,349,395	1,330,809	18,586	—
Expiring 07/02/20	Citibank, N.A.	GBP	964	1,187,474	1,194,506	—	(7,032)
Expiring 07/02/20	Citibank, N.A.	GBP	906	1,135,798	1,122,638	13,160	—
Expiring 07/02/20	Citibank, N.A.	GBP	408	510,408	505,559	4,849	—
Expiring 07/02/20	Citibank, N.A.	GBP	204	257,252	252,779	4,473	—
Expiring 07/02/20	Deutsche Bank AG	GBP	498	629,151	617,079	12,072	—
Expiring 07/02/20	Deutsche Bank AG	GBP	455	575,415	563,797	11,618	—
Expiring 07/02/20	Deutsche Bank AG	GBP	451	562,113	558,841	3,272	—
Expiring 07/02/20	Deutsche Bank AG	GBP	451	561,889	558,841	3,048	—
Expiring 07/02/20	Deutsche Bank AG	GBP	430	532,968	532,819	149	—
Expiring 07/02/20	Deutsche Bank AG	GBP	287	356,471	355,626	845	—
Expiring 07/02/20	Deutsche Bank AG	GBP	235	300,457	291,192	9,265	—
Expiring 07/02/20	Deutsche Bank AG	GBP	204	255,890	252,779	3,111	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	61,436	77,049,345	76,126,225	923,120	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	36,361	45,601,785	45,055,435	546,350	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	16,564	20,773,575	20,524,689	248,886	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	10,904	13,675,143	13,511,303	163,840	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	4,742	5,828,421	5,875,880	—	(47,459)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	2,283	2,899,424	2,828,898	70,526	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	2,202	2,706,491	2,728,529	—	(22,038)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	1,698	2,156,002	2,104,017	51,985	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	1,371	1,687,986	1,698,826	—	(10,840)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	1,172	1,446,985	1,452,242	—	(5,257)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	985	1,216,032	1,220,528	—	(4,496)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	679	854,623	841,358	13,265	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	620	776,036	768,251	7,785	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	514	644,753	636,905	7,848	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	514	647,142	636,905	10,237	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	514	652,679	636,905	15,774	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	455	566,504	563,797	2,707	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	455	563,487	563,797	—	(310)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	451	568,068	558,840	9,228	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	437	539,286	541,493	—	(2,207)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	327	409,401	405,191	4,210	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	235	298,734	291,192	7,542	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	226	288,663	280,040	8,623	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	204	258,113	252,779	5,334	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	204	259,379	252,779	6,600	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	204	254,444	252,779	1,665	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	GBP	187	230,222	231,714	—	(1,492)
Expiring 08/05/20	Citibank, N.A.	GBP	660	817,587	817,998	—	(411)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	59,708	73,401,194	74,001,537	—	(600,343)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	38,279	47,057,753	47,442,635	—	(384,882)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	2,344	2,881,564	2,905,132	—	(23,568)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	916	1,126,072	1,135,282	—	(9,210)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	272	336,588	337,113	—	(525)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	226	280,097	280,103	—	(6)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	GBP	226	279,283	280,103	—	(820)
Canadian Dollar,
Expiring 07/02/20	Bank of America, N.A.	CAD	949	703,111	699,032	4,079	—
Expiring 07/02/20	Bank of America, N.A.	CAD	564	421,365	415,442	5,923	—
Expiring 07/02/20	Citibank, N.A.	CAD	805	599,744	592,962	6,782	—
Expiring 07/02/20	Citibank, N.A.	CAD	404	298,775	297,586	1,189	—

SEE NOTES TO FINANCIAL STATEMENTS.

A192

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/02/20	Citibank, N.A.	CAD	366	$268,972	$269,595	$—	$(623)
Expiring 07/02/20	Deutsche Bank AG	CAD	404	297,602	297,586	16	—
Expiring 07/02/20	Deutsche Bank AG	CAD	366	267,974	269,595	—	(1,621)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	81,388	60,161,425	59,950,290	211,135	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	22,822	16,869,858	16,810,654	59,204	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	14,804	10,943,010	10,904,606	38,404	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	6,694	4,892,524	4,930,791	—	(38,267)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	3,738	2,732,037	2,753,406	—	(21,369)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	3,092	2,269,419	2,277,563	—	(8,144)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	1,933	1,412,733	1,423,845	—	(11,112)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	1,855	1,367,305	1,366,390	915	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	1,824	1,352,490	1,343,556	8,934	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	1,082	807,061	797,000	10,061	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	850	623,478	626,108	—	(2,630)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	850	634,168	626,109	8,059	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	696	515,218	512,672	2,546	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	541	399,210	398,499	711	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	464	342,000	341,782	218	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	404	297,902	297,585	317	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	404	294,507	297,586	—	(3,079)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	387	286,372	285,064	1,308	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	387	286,412	285,064	1,348	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	387	284,985	285,064	—	(79)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	367	271,785	270,332	1,453	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	172	125,712	126,695	—	(983)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CAD	93	68,745	68,504	241	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CAD	95,380	69,716,616	70,262,962	—	(546,346)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CAD	15,521	11,344,848	11,433,754	—	(88,906)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CAD	541	396,255	398,535	—	(2,280)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CAD	464	339,299	341,812	—	(2,513)
Chilean Peso,
Expiring 07/02/20	Bank of America, N.A.	CLP	982,600	1,196,497	1,196,326	171	—
Expiring 07/02/20	Citibank, N.A.	CLP	2,364,900	3,078,295	2,879,294	199,001	—
Expiring 07/02/20	Citibank, N.A.	CLP	1,661,300	2,057,337	2,022,652	34,685	—
Expiring 07/02/20	Citibank, N.A.	CLP	1,359,100	1,767,130	1,654,720	112,410	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CLP	4,402,700	5,361,104	5,360,339	765	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CLP	982,600	1,208,610	1,196,327	12,283	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CLP	680,516	846,202	828,536	17,666	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CLP	603,484	742,293	734,749	7,544	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CLP	5,385,300	6,626,838	6,560,489	66,349	—
Chinese Renminbi,
Expiring 07/02/20	Citibank, N.A.	CNH	24,992	3,531,106	3,534,248	—	(3,142)
Expiring 07/02/20	Citibank, N.A.	CNH	4,228	597,372	597,903	—	(531)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CNH	53,009	7,392,867	7,496,275	—	(103,408)
Colombian Peso,
Expiring 07/02/20	Citibank, N.A.	COP	291,716	77,481	77,612	—	(131)
Czech Koruna,
Expiring 07/02/20	Bank of America, N.A.	CZK	37,992	1,579,299	1,601,480	—	(22,181)
Expiring 07/02/20	Citibank, N.A.	CZK	44,060	1,864,412	1,857,264	7,148	—
Expiring 08/05/20	Bank of America, N.A.	CZK	44,060	1,847,418	1,857,666	—	(10,248)
Expiring 08/05/20	Bank of America, N.A.	CZK	37,992	1,592,989	1,601,826	—	(8,837)
Danish Krone,
Expiring 07/02/20	Citibank, N.A.	DKK	31,678	4,747,242	4,776,344	—	(29,102)
Expiring 08/05/20	Citibank, N.A.	DKK	31,678	4,777,111	4,779,775	—	(2,664)

SEE NOTES TO FINANCIAL STATEMENTS.

A193

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 07/02/20	Bank of America, N.A.	EUR	25,473	$28,872,244	$28,620,079	$252,165	$—
Expiring 07/02/20	Bank of America, N.A.	EUR	20,378	23,134,940	22,895,615	239,325	—
Expiring 07/02/20	Bank of America, N.A.	EUR	17,831	20,235,403	20,033,943	201,460	—
Expiring 07/02/20	Bank of America, N.A.	EUR	4,739	5,332,669	5,324,483	8,186	—
Expiring 07/02/20	Bank of America, N.A.	EUR	2,829	3,204,417	3,178,511	25,906	—
Expiring 07/02/20	Bank of America, N.A.	EUR	1,505	1,668,116	1,690,936	—	(22,820)
Expiring 07/02/20	Bank of America, N.A.	EUR	1,042	1,180,882	1,170,735	10,147	—
Expiring 07/02/20	Bank of America, N.A.	EUR	529	589,321	594,355	—	(5,034)
Expiring 07/02/20	Bank of America, N.A.	EUR	529	595,509	594,356	1,153	—
Expiring 07/02/20	Bank of America, N.A.	EUR	262	297,999	294,369	3,630	—
Expiring 07/02/20	Bank of America, N.A.	EUR	240	272,449	269,651	2,798	—
Expiring 07/02/20	Citibank, N.A.	EUR	4,705	5,346,077	5,286,283	59,794	—
Expiring 07/02/20	Citibank, N.A.	EUR	3,091	3,511,175	3,472,880	38,295	—
Expiring 07/02/20	Citibank, N.A.	EUR	2,770	3,148,050	3,112,222	35,828	—
Expiring 07/02/20	Citibank, N.A.	EUR	2,615	2,958,703	2,938,072	20,631	—
Expiring 07/02/20	Citibank, N.A.	EUR	2,572	2,895,387	2,889,759	5,628	—
Expiring 07/02/20	Citibank, N.A.	EUR	2,061	2,344,398	2,315,628	28,770	—
Expiring 07/02/20	Citibank, N.A.	EUR	796	898,509	894,342	4,167	—
Expiring 07/02/20	Citibank, N.A.	EUR	680	764,413	764,011	402	—
Expiring 07/02/20	Citibank, N.A.	EUR	306	346,434	343,805	2,629	—
Expiring 07/02/20	Citibank, N.A.	EUR	255	290,871	286,505	4,366	—
Expiring 07/02/20	Citibank, N.A.	EUR	255	286,702	286,505	197	—
Expiring 07/02/20	Citibank, N.A.	EUR	255	290,180	286,504	3,676	—
Expiring 07/02/20	Citibank, N.A.	EUR	12	13,489	13,483	6	—
Expiring 07/02/20	Deutsche Bank AG	EUR	4,804	5,388,623	5,397,514	—	(8,891)
Expiring 07/02/20	Deutsche Bank AG	EUR	786	881,182	883,107	—	(1,925)
Expiring 07/02/20	Deutsche Bank AG	EUR	560	631,155	629,186	1,969	—
Expiring 07/02/20	Deutsche Bank AG	EUR	459	515,452	515,707	—	(255)
Expiring 07/02/20	Deutsche Bank AG	EUR	384	431,583	431,442	141	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	339,515	379,261,172	381,460,621	—	(2,199,449)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	278,374	310,962,548	312,765,913	—	(1,803,365)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	68,826	77,279,347	77,329,157	—	(49,810)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	52,350	58,478,484	58,817,618	—	(339,134)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	25,760	29,108,800	28,942,537	166,263	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	25,473	28,944,802	28,620,080	324,722	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	20,368	22,752,431	22,884,379	—	(131,948)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	12,880	14,568,310	14,471,268	97,042	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	6,227	6,955,979	6,996,319	—	(40,340)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	4,707	5,258,037	5,288,530	—	(30,493)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	4,338	4,845,839	4,873,941	—	(28,102)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	4,142	4,633,324	4,653,726	—	(20,402)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	3,501	3,925,076	3,933,533	—	(8,457)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	3,117	3,499,836	3,502,092	—	(2,256)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	2,341	2,656,267	2,630,220	26,047	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	2,191	2,474,675	2,461,688	12,987	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	1,468	1,660,041	1,649,365	10,676	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	1,288	1,458,076	1,447,127	10,949	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	1,288	1,455,951	1,447,127	8,824	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	1,048	1,175,004	1,177,476	—	(2,472)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	861	955,001	967,373	—	(12,372)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	576	655,886	647,162	8,724	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	560	632,647	629,185	3,462	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	560	633,978	629,186	4,792	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	521	583,998	585,367	—	(1,369)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	520	580,875	584,244	—	(3,369)

SEE NOTES TO FINANCIAL STATEMENTS.

A194

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	480	$545,376	$539,302	$6,074	$—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	459	522,148	515,708	6,440	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	262	297,338	294,369	2,969	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	255	290,131	286,504	3,627	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	255	287,499	286,504	995	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	255	285,658	286,504	—	(846)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	255	290,893	286,505	4,388	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	240	272,091	269,651	2,440	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	240	272,749	269,651	3,098	—
Expiring 08/05/20	Bank of America, N.A.	EUR	255	287,979	286,722	1,257	—
Expiring 08/05/20	Citibank, N.A.	EUR	4,047	4,548,529	4,550,444	—	(1,915)
Expiring 08/05/20	Deutsche Bank AG	EUR	489	549,172	549,831	—	(659)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	341,314	383,508,602	383,773,219	—	(264,617)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	169,764	190,750,905	190,882,521	—	(131,616)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	36,602	41,126,886	41,155,263	—	(28,377)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	11,578	13,009,319	13,018,295	—	(8,976)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	8,506	9,557,546	9,564,141	—	(6,595)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	6,146	6,908,319	6,910,558	—	(2,239)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	306	344,491	344,066	425	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	EUR	255	285,890	286,722	—	(832)
Hungarian Forint,
Expiring 07/02/20	Citibank, N.A.	HUF	976,973	3,138,879	3,099,612	39,267	—
Expiring 08/05/20	Citibank, N.A.	HUF	262,373	827,114	832,157	—	(5,043)
Indian Rupee,
Expiring 07/02/20	Citibank, N.A.	INR	573,360	7,581,119	7,590,198	—	(9,079)
Expiring 07/02/20	Citibank, N.A.	INR	171,951	2,276,682	2,276,304	378	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	INR	292,881	3,861,573	3,877,188	—	(15,615)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	INR	211,050	2,760,267	2,793,901	—	(33,634)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	INR	205,600	2,703,485	2,721,754	—	(18,269)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	INR	90,450	1,184,056	1,197,387	—	(13,331)
Expiring 08/05/20	Citibank, N.A.	INR	171,951	2,266,091	2,267,880	—	(1,789)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	INR	179,670	2,370,317	2,369,688	629	—
Indonesian Rupiah,
Expiring 07/02/20	Bank of America, N.A.	IDR	9,555,000	671,941	665,697	6,244	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	IDR	89,091,035	6,087,532	6,043,352	44,180	—
Israeli Shekel,
Expiring 07/02/20	Citibank, N.A.	ILS	11,514	3,278,464	3,324,089	—	(45,625)
Expiring 07/02/20	Citibank, N.A.	ILS	1,276	363,325	368,381	—	(5,056)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	ILS	5,165	1,488,523	1,491,134	—	(2,611)
Expiring 08/05/20	Citibank, N.A.	ILS	11,514	3,334,637	3,326,974	7,663	—
Expiring 08/05/20	Citibank, N.A.	ILS	5,165	1,495,866	1,492,428	3,438	—
Expiring 08/05/20	Citibank, N.A.	ILS	1,276	369,550	368,701	849	—
Japanese Yen,
Expiring 07/02/20	Bank of America, N.A.	JPY	38,564,695	354,853,475	357,170,558	—	(2,317,083)
Expiring 07/02/20	Bank of America, N.A.	JPY	24,799,910	227,674,589	229,686,704	—	(2,012,115)
Expiring 07/02/20	Bank of America, N.A.	JPY	12,530,474	116,295,340	116,052,166	243,174	—
Expiring 07/02/20	Bank of America, N.A.	JPY	9,469,522	87,133,913	87,702,870	—	(568,957)
Expiring 07/02/20	Bank of America, N.A.	JPY	2,426,051	22,306,402	22,469,100	—	(162,698)
Expiring 07/02/20	Bank of America, N.A.	JPY	429,199	3,940,465	3,975,067	—	(34,602)
Expiring 07/02/20	Bank of America, N.A.	JPY	330,176	3,038,118	3,057,956	—	(19,838)
Expiring 07/02/20	Bank of America, N.A.	JPY	178,883	1,643,657	1,656,742	—	(13,085)
Expiring 07/02/20	Bank of America, N.A.	JPY	128,353	1,170,858	1,188,753	—	(17,895)
Expiring 07/02/20	Bank of America, N.A.	JPY	123,016	1,136,178	1,139,325	—	(3,147)
Expiring 07/02/20	Bank of America, N.A.	JPY	100,888	941,530	934,384	7,146	—
Expiring 07/02/20	Bank of America, N.A.	JPY	31,628	294,285	292,926	1,359	—

SEE NOTES TO FINANCIAL STATEMENTS.

A195

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/02/20	Bank of America, N.A.	JPY	31,626	$295,987	$292,907	$3,080	$—
Expiring 07/02/20	Citibank, N.A.	JPY	3,153,682	28,969,335	29,208,124	—	(238,789)
Expiring 07/02/20	Citibank, N.A.	JPY	3,153,682	28,969,335	29,208,124	—	(238,789)
Expiring 07/02/20	Citibank, N.A.	JPY	462,105	4,250,824	4,279,829	—	(29,005)
Expiring 07/02/20	Citibank, N.A.	JPY	440,100	4,028,208	4,076,027	—	(47,819)
Expiring 07/02/20	Citibank, N.A.	JPY	315,600	2,891,757	2,922,959	—	(31,202)
Expiring 07/02/20	Citibank, N.A.	JPY	315,107	2,894,534	2,918,393	—	(23,859)
Expiring 07/02/20	Citibank, N.A.	JPY	315,107	2,883,179	2,918,394	—	(35,215)
Expiring 07/02/20	Citibank, N.A.	JPY	315,107	2,881,954	2,918,393	—	(36,439)
Expiring 07/02/20	Citibank, N.A.	JPY	174,788	1,605,286	1,618,815	—	(13,529)
Expiring 07/02/20	Citibank, N.A.	JPY	167,687	1,544,100	1,553,049	—	(8,949)
Expiring 07/02/20	Citibank, N.A.	JPY	61,416	560,703	568,810	—	(8,107)
Expiring 07/02/20	Citibank, N.A.	JPY	61,393	561,683	568,597	—	(6,914)
Expiring 07/02/20	Citibank, N.A.	JPY	31,308	291,879	289,962	1,917	—
Expiring 07/02/20	Citibank, N.A.	JPY	31,308	293,890	289,962	3,928	—
Expiring 07/02/20	Deutsche Bank AG	JPY	315,107	2,887,108	2,918,394	—	(31,286)
Expiring 07/02/20	Deutsche Bank AG	JPY	251,213	2,318,276	2,326,633	—	(8,357)
Expiring 07/02/20	Deutsche Bank AG	JPY	111,605	1,030,120	1,033,640	—	(3,520)
Expiring 07/02/20	Deutsche Bank AG	JPY	31,308	293,053	289,962	3,091	—
Expiring 07/02/20	Deutsche Bank AG	JPY	31,308	293,053	289,962	3,091	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	882,621	8,142,057	8,174,477	—	(32,420)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	559,147	5,147,930	5,178,593	—	(30,663)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	315,107	2,888,525	2,918,393	—	(29,868)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	313,950	2,872,929	2,907,677	—	(34,748)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	255,300	2,379,255	2,364,485	14,770	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	200,916	1,875,872	1,860,803	15,069	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	167,619	1,534,288	1,552,419	—	(18,131)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	140,800	1,311,291	1,304,032	7,259	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	139,727	1,283,571	1,294,095	—	(10,524)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	126,505	1,185,401	1,171,638	13,763	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	113,877	1,061,484	1,054,682	6,802	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	83,943	771,915	777,447	—	(5,532)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	69,030	632,079	639,328	—	(7,249)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	69,030	630,661	639,328	—	(8,667)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	61,393	562,280	568,597	—	(6,317)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	56,927	532,992	527,235	5,757	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	44,277	414,663	410,075	4,588	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	37,953	351,682	351,505	177	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	31,626	296,977	292,907	4,070	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	31,343	290,572	290,286	286	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	289,914	289,962	—	(48)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	293,755	289,962	3,793	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	292,592	289,962	2,630	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	292,357	289,962	2,395	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	288,053	289,962	—	(1,909)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	31,308	288,336	289,962	—	(1,626)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	JPY	15,940	148,783	147,630	1,153	—
Expiring 08/05/20	Bank of America, N.A.	JPY	34,508,125	320,391,854	319,739,846	652,008	—
Expiring 08/05/20	Bank of America, N.A.	JPY	8,672,359	80,518,810	80,354,952	163,858	—
Expiring 08/05/20	Bank of America, N.A.	JPY	1,478,277	13,725,113	13,697,182	27,931	—
Expiring 08/05/20	Bank of America, N.A.	JPY	683,614	6,347,037	6,334,121	12,916	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	JPY	31,626	295,193	293,035	2,158	—
Mexican Peso,
Expiring 07/02/20	Citibank, N.A.	MXN	176,440	8,062,880	7,674,541	388,339	—
Expiring 07/02/20	Citibank, N.A.	MXN	41,610	1,901,476	1,809,894	91,582	—

SEE NOTES TO FINANCIAL STATEMENTS.

A196

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 07/02/20	Citibank, N.A.	MXN	32,872	$1,421,375	$1,429,820	$—	$(8,445)
Expiring 07/02/20	Citibank, N.A.	MXN	30,040	1,298,920	1,306,638	—	(7,718)
Expiring 08/05/20	Citibank, N.A.	MXN	176,440	7,594,730	7,638,779	—	(44,049)
New Taiwanese Dollar,
Expiring 07/02/20	Bank of America, N.A.	TWD	24,484	831,967	831,061	906	—
Expiring 07/02/20	Citibank, N.A.	TWD	122,695	4,153,521	4,164,649	—	(11,128)
Expiring 07/02/20	Citibank, N.A.	TWD	24,484	828,842	831,063	—	(2,221)
Expiring 07/02/20	Citibank, N.A.	TWD	24,440	830,473	829,569	904	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	TWD	162,407	5,422,242	5,512,596	—	(90,354)
Expiring 08/05/20	Citibank, N.A.	TWD	48,924	1,663,233	1,673,714	—	(10,481)
New Zealand Dollar,
Expiring 07/02/20	Bank of America, N.A.	NZD	21,796	13,861,973	14,065,146	—	(203,173)
Expiring 07/02/20	Bank of America, N.A.	NZD	12,412	7,893,871	8,009,570	—	(115,699)
Expiring 07/02/20	Bank of America, N.A.	NZD	5,539	3,550,320	3,574,365	—	(24,045)
Expiring 07/02/20	Bank of America, N.A.	NZD	3,833	2,456,829	2,473,468	—	(16,639)
Expiring 07/02/20	Bank of America, N.A.	NZD	3,318	2,110,205	2,141,134	—	(30,929)
Expiring 07/02/20	Bank of America, N.A.	NZD	665	428,416	429,130	—	(714)
Expiring 07/02/20	Bank of America, N.A.	NZD	470	306,418	303,295	3,123	—
Expiring 07/02/20	Bank of America, N.A.	NZD	443	289,319	285,872	3,447	—
Expiring 07/02/20	Bank of America, N.A.	NZD	433	275,310	279,419	—	(4,109)
Expiring 07/02/20	Bank of America, N.A.	NZD	433	277,658	279,418	—	(1,760)
Expiring 07/02/20	Bank of America, N.A.	NZD	425	270,173	274,257	—	(4,084)
Expiring 07/02/20	Bank of America, N.A.	NZD	310	200,993	200,046	947	—
Expiring 07/02/20	Citibank, N.A.	NZD	1,895	1,220,894	1,222,860	—	(1,966)
Expiring 07/02/20	Citibank, N.A.	NZD	1,550	1,000,346	1,000,228	118	—
Expiring 07/02/20	Citibank, N.A.	NZD	942	608,753	607,881	872	—
Expiring 07/02/20	Citibank, N.A.	NZD	433	271,947	279,419	—	(7,472)
Expiring 07/02/20	Deutsche Bank AG	NZD	961	602,945	620,142	—	(17,197)
Expiring 07/02/20	Deutsche Bank AG	NZD	697	445,599	449,780	—	(4,181)
Expiring 07/02/20	Deutsche Bank AG	NZD	470	298,931	303,295	—	(4,364)
Expiring 07/02/20	Deutsche Bank AG	NZD	470	306,717	303,295	3,422	—
Expiring 07/02/20	Deutsche Bank AG	NZD	443	287,552	285,872	1,680	—
Expiring 07/02/20	Deutsche Bank AG	NZD	425	269,418	274,256	—	(4,838)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	2,215	1,429,725	1,429,359	366	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	1,329	854,823	857,615	—	(2,792)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	1,329	852,542	857,616	—	(5,074)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	1,206	776,009	778,242	—	(2,233)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	1,020	657,242	658,215	—	(973)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	1,020	655,093	658,215	—	(3,122)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	649	420,549	418,805	1,744	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	470	307,829	303,295	4,534	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	470	298,872	303,295	—	(4,423)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	470	301,238	303,295	—	(2,057)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	470	305,474	303,295	2,179	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	470	294,841	303,295	—	(8,454)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	443	291,332	285,872	5,460	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	443	285,133	285,871	—	(738)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	443	285,778	285,872	—	(94)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	435	283,161	280,710	2,451	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	435	282,716	280,710	2,006	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	433	282,052	279,419	2,633	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	433	270,710	279,419	—	(8,709)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NZD	425	272,975	274,256	—	(1,281)
Expiring 08/05/20	Bank of America, N.A.	NZD	16,243	10,410,918	10,482,236	—	(71,318)
Expiring 08/05/20	Bank of America, N.A.	NZD	6,638	4,254,613	4,283,759	—	(29,146)

SEE NOTES TO FINANCIAL STATEMENTS.

A197

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 08/05/20	Bank of America, N.A.	NZD	2,347	$1,504,305	$1,514,610	$—	$(10,305)
Expiring 08/05/20	Bank of America, N.A.	NZD	2,272	1,456,234	1,466,210	—	(9,976)
Norwegian Krone,
Expiring 07/02/20	Bank of America, N.A.	NOK	15,182	1,581,627	1,577,320	4,307	—
Expiring 07/02/20	Bank of America, N.A.	NOK	2,833	305,792	294,332	11,460	—
Expiring 07/02/20	Bank of America, N.A.	NOK	2,828	304,663	293,812	10,851	—
Expiring 07/02/20	Citibank, N.A.	NOK	28,222	2,952,311	2,932,099	20,212	—
Expiring 07/02/20	Citibank, N.A.	NOK	17,082	1,786,952	1,774,718	12,234	—
Expiring 07/02/20	Citibank, N.A.	NOK	16,900	1,773,987	1,755,810	18,177	—
Expiring 07/02/20	Citibank, N.A.	NOK	14,165	1,450,886	1,471,660	—	(20,774)
Expiring 07/02/20	Citibank, N.A.	NOK	10,707	1,096,692	1,112,394	—	(15,702)
Expiring 07/02/20	Citibank, N.A.	NOK	8,232	861,152	855,256	5,896	—
Expiring 07/02/20	Citibank, N.A.	NOK	3,962	412,126	411,628	498	—
Expiring 07/02/20	Citibank, N.A.	NOK	2,833	306,934	294,332	12,602	—
Expiring 07/02/20	Deutsche Bank AG	NOK	11,332	1,167,400	1,177,328	—	(9,928)
Expiring 07/02/20	Deutsche Bank AG	NOK	10,634	1,095,943	1,104,810	—	(8,867)
Expiring 07/02/20	Deutsche Bank AG	NOK	9,313	959,800	967,565	—	(7,765)
Expiring 07/02/20	Deutsche Bank AG	NOK	2,833	303,625	294,332	9,293	—
Expiring 07/02/20	Deutsche Bank AG	NOK	2,830	300,597	294,020	6,577	—
Expiring 07/02/20	Deutsche Bank AG	NOK	2,729	281,254	283,527	—	(2,273)
Expiring 07/02/20	Deutsche Bank AG	NOK	678	70,898	70,440	458	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	21,370	2,171,593	2,220,216	—	(48,623)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	15,870	1,661,573	1,648,799	12,774	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	15,865	1,632,384	1,648,280	—	(15,896)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	14,830	1,576,126	1,540,750	35,376	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	14,450	1,560,981	1,501,270	59,711	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	14,430	1,485,103	1,499,192	—	(14,089)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	6,235	652,454	647,780	4,674	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	3,403	359,115	353,551	5,564	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	2,829	299,451	293,916	5,535	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	2,829	302,003	293,917	8,086	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	2,828	300,918	293,812	7,106	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	2,828	304,478	293,813	10,665	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	2,729	280,513	283,527	—	(3,014)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	2,729	292,555	283,527	9,028	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	NOK	2,668	275,066	277,189	—	(2,123)
Expiring 08/05/20	Citibank, N.A.	NOK	2,832	291,818	294,266	—	(2,448)
Expiring 08/05/20	Deutsche Bank AG	NOK	11,047	1,138,668	1,147,865	—	(9,197)
Expiring 08/05/20	Deutsche Bank AG	NOK	8,662	892,834	900,046	—	(7,212)
Peruvian Nuevo Sol,
Expiring 07/02/20	Citibank, N.A.	PEN	7,667	2,236,581	2,164,771	71,810	—
Expiring 08/05/20	Citibank, N.A.	PEN	1,777	504,328	501,422	2,906	—
Polish Zloty,
Expiring 07/02/20	Bank of America, N.A.	PLN	12,636	3,189,359	3,193,914	—	(4,555)
Expiring 07/02/20	Bank of America, N.A.	PLN	8,146	2,056,071	2,059,008	—	(2,937)
Expiring 08/05/20	Bank of America, N.A.	PLN	12,636	3,183,329	3,194,267	—	(10,938)
Expiring 08/05/20	Bank of America, N.A.	PLN	8,146	2,052,184	2,059,236	—	(7,052)
Russian Ruble,
Expiring 07/02/20	Bank of America, N.A.	RUB	394,134	5,552,356	5,536,824	15,532	—
Expiring 07/02/20	Bank of America, N.A.	RUB	178,868	2,519,800	2,512,751	7,049	—
Expiring 07/02/20	Bank of America, N.A.	RUB	130,750	1,872,673	1,836,786	35,887	—
Expiring 07/02/20	Bank of America, N.A.	RUB	60,470	866,084	849,487	16,597	—
Expiring 07/02/20	Citibank, N.A.	RUB	130,750	1,847,071	1,836,785	10,286	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	RUB	60,470	854,244	849,487	4,757	—
Expiring 08/05/20	Bank of America, N.A.	RUB	394,134	5,622,614	5,512,056	110,558	—

SEE NOTES TO FINANCIAL STATEMENTS.

A198

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 08/05/20	Bank of America, N.A.	RUB	178,868	$2,551,685	$2,501,511	$50,174	$—
Singapore Dollar,
Expiring 07/02/20	Citibank, N.A.	SGD	4,665	3,344,062	3,347,452	—	(3,390)
Expiring 07/02/20	Citibank, N.A.	SGD	1,955	1,401,424	1,402,845	—	(1,421)
Expiring 07/02/20	Deutsche Bank AG	SGD	368	262,868	264,064	—	(1,196)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SGD	6,005	4,286,249	4,308,993	—	(22,744)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SGD	2,860	2,051,931	2,052,243	—	(312)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SGD	2,392	1,707,362	1,716,422	—	(9,060)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SGD	368	262,671	264,065	—	(1,394)
Expiring 08/05/20	Citibank, N.A.	SGD	6,005	4,304,999	4,309,312	—	(4,313)
Expiring 08/05/20	Citibank, N.A.	SGD	368	263,820	264,084	—	(264)
South African Rand,
Expiring 07/02/20	Bank of America, N.A.	ZAR	38,060	2,210,505	2,192,853	17,652	—
Expiring 07/02/20	Citibank, N.A.	ZAR	48,599	2,816,623	2,800,064	16,559	—
Expiring 07/02/20	Deutsche Bank AG	ZAR	48,395	2,817,210	2,788,311	28,899	—
Expiring 07/02/20	Deutsche Bank AG	ZAR	48,395	2,827,028	2,788,311	38,717	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	ZAR	243,324	13,823,971	14,019,279	—	(195,308)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	ZAR	125,256	7,116,171	7,216,710	—	(100,539)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	ZAR	52,741	3,043,335	3,038,708	4,627	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	ZAR	1,951	110,842	112,408	—	(1,566)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	ZAR	218,521	12,562,432	12,542,647	19,785	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	ZAR	96,790	5,564,307	5,555,544	8,763	—
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	ZAR	38,060	2,188,010	2,184,564	3,446	—
South Korean Won,
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	KRW	35,548,626	28,745,210	29,575,127	—	(829,917)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	KRW	3,025,120	2,446,162	2,516,786	—	(70,624)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	KRW	35,548,626	29,530,833	29,641,405	—	(110,572)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	KRW	1,565,350	1,300,362	1,305,231	—	(4,869)
Swedish Krona,
Expiring 07/02/20	Bank of America, N.A.	SEK	6,038	657,441	647,993	9,448	—
Expiring 07/02/20	Citibank, N.A.	SEK	142,821	15,282,963	15,327,417	—	(44,454)
Expiring 07/02/20	Citibank, N.A.	SEK	90,325	9,665,481	9,693,595	—	(28,114)
Expiring 07/02/20	Citibank, N.A.	SEK	74,425	7,964,057	7,987,222	—	(23,165)
Expiring 07/02/20	Citibank, N.A.	SEK	74,259	7,957,165	7,969,407	—	(12,242)
Expiring 07/02/20	Citibank, N.A.	SEK	20,463	2,192,697	2,196,070	—	(3,373)
Expiring 07/02/20	Citibank, N.A.	SEK	6,844	732,361	734,491	—	(2,130)
Expiring 07/02/20	Citibank, N.A.	SEK	3,123	334,185	335,157	—	(972)
Expiring 07/02/20	Deutsche Bank AG	SEK	20,313	2,189,235	2,179,972	9,263	—
Expiring 07/02/20	Deutsche Bank AG	SEK	12,080	1,293,330	1,296,414	—	(3,084)
Expiring 07/02/20	Deutsche Bank AG	SEK	7,784	833,140	835,371	—	(2,231)
Expiring 07/02/20	Deutsche Bank AG	SEK	6,039	650,907	648,100	2,807	—
Expiring 07/02/20	Deutsche Bank AG	SEK	2,745	299,501	294,590	4,911	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	28,330	3,069,638	3,040,349	29,289	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	5,077	549,484	544,858	4,626	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	4,941	526,934	530,263	—	(3,329)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	3,294	352,539	353,509	—	(970)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	2,745	299,259	294,591	4,668	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	1,098	118,648	117,836	812	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	SEK	208	22,474	22,322	152	—
Expiring 08/05/20	Citibank, N.A.	SEK	127,907	13,711,094	13,732,744	—	(21,650)
Expiring 08/05/20	Citibank, N.A.	SEK	78,444	8,408,868	8,422,146	—	(13,278)
Expiring 08/05/20	Citibank, N.A.	SEK	8,342	894,227	895,639	—	(1,412)
Expiring 08/05/20	Citibank, N.A.	SEK	2,745	294,863	294,718	145	—
Swiss Franc,
Expiring 07/02/20	Bank of America, N.A.	CHF	12,375	12,863,865	13,062,123	—	(198,258)

SEE NOTES TO FINANCIAL STATEMENTS.

A199

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 07/02/20	Bank of America, N.A.	CHF	1,400	$1,481,254	$1,477,735	$3,519	$—
Expiring 07/02/20	Bank of America, N.A.	CHF	1,131	1,175,679	1,193,799	—	(18,120)
Expiring 07/02/20	Bank of America, N.A.	CHF	553	576,284	583,705	—	(7,421)
Expiring 07/02/20	Bank of America, N.A.	CHF	277	291,370	292,381	—	(1,011)
Expiring 07/02/20	Bank of America, N.A.	CHF	201	208,940	212,160	—	(3,220)
Expiring 07/02/20	Citibank, N.A.	CHF	616	644,530	650,203	—	(5,673)
Expiring 07/02/20	Citibank, N.A.	CHF	277	292,991	292,380	611	—
Expiring 07/02/20	Citibank, N.A.	CHF	252	262,365	265,993	—	(3,628)
Expiring 07/02/20	Deutsche Bank AG	CHF	1,472	1,540,044	1,553,733	—	(13,689)
Expiring 07/02/20	Deutsche Bank AG	CHF	1,177	1,223,724	1,242,353	—	(18,629)
Expiring 07/02/20	Deutsche Bank AG	CHF	672	699,400	709,313	—	(9,913)
Expiring 07/02/20	Deutsche Bank AG	CHF	610	634,118	643,870	—	(9,752)
Expiring 07/02/20	Deutsche Bank AG	CHF	503	523,753	530,929	—	(7,176)
Expiring 07/02/20	Deutsche Bank AG	CHF	277	293,064	292,381	683	—
Expiring 07/02/20	Deutsche Bank AG	CHF	277	289,764	292,381	—	(2,617)
Expiring 07/02/20	Deutsche Bank AG	CHF	277	295,464	292,380	3,084	—
Expiring 07/02/20	Deutsche Bank AG	CHF	252	263,656	265,993	—	(2,337)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	53,435	56,134,214	56,401,987	—	(267,773)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	41,081	42,754,763	43,362,028	—	(607,265)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	3,745	3,893,923	3,952,942	—	(59,019)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	2,592	2,722,932	2,735,921	—	(12,989)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	1,831	1,941,391	1,932,666	8,725	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	1,761	1,833,430	1,858,780	—	(25,350)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	1,400	1,455,639	1,477,735	—	(22,096)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	1,120	1,180,370	1,182,188	—	(1,818)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	832	878,662	878,197	465	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	616	640,815	650,204	—	(9,389)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	616	641,406	650,203	—	(8,797)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	616	640,349	650,204	—	(9,855)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	616	643,801	650,204	—	(6,403)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	610	638,065	643,870	—	(5,805)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	554	576,054	584,761	—	(8,707)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	553	575,197	583,706	—	(8,509)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	499	528,599	526,707	1,892	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	487	507,252	514,041	—	(6,789)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	277	291,370	292,380	—	(1,010)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	277	290,272	292,380	—	(2,108)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	277	292,656	292,381	275	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	277	291,171	292,380	—	(1,209)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	277	294,933	292,381	2,552	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	277	295,111	292,380	2,731	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	CHF	252	262,364	265,993	—	(3,629)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CHF	53,006	55,737,412	56,006,484	—	(269,072)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CHF	13,506	14,201,967	14,270,527	—	(68,560)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CHF	906	952,686	957,285	—	(4,599)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CHF	333	350,851	351,850	—	(999)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	CHF	277	292,792	292,680	112	—
Thai Baht,
Expiring 07/02/20	Citibank, N.A.	THB	349,315	11,037,158	11,301,950	—	(264,792)
Expiring 07/02/20	Citibank, N.A.	THB	112,796	3,563,967	3,649,470	—	(85,503)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	THB	160,160	5,179,819	5,181,914	—	(2,095)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	THB	31,234	1,010,155	1,010,564	—	(409)
Expiring 08/05/20	JPMorgan Chase Bank, N.A.	THB	349,315	11,301,949	11,300,823	1,126	—
Turkish Lira,
Expiring 07/02/20	Bank of America, N.A.	TRY	65,568	9,712,339	9,563,949	148,390	—

SEE NOTES TO FINANCIAL STATEMENTS.

A200

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contracts outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 07/02/20	Bank of America, N.A.	TRY	18,162	$2,690,268	$2,649,165	$41,103	$—
Expiring 07/02/20	Bank of America, N.A.	TRY	17,712	2,623,611	2,583,526	40,085	—
Expiring 07/02/20	Bank of America, N.A.	TRY	3,173	470,004	462,823	7,181	—
Expiring 07/02/20	Citibank, N.A.	TRY	20,095	2,928,404	2,931,118	—	(2,714)
Expiring 07/02/20	Citibank, N.A.	TRY	19,547	2,838,741	2,851,185	—	(12,444)
Expiring 07/02/20	Deutsche Bank AG	TRY	18,162	2,688,476	2,649,165	39,311	—
Expiring 07/02/20	Deutsche Bank AG	TRY	18,162	2,681,530	2,649,165	32,365	—
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	TRY	19,547	2,838,040	2,851,185	—	(13,145)
Expiring 08/05/20	Bank of America, N.A.	TRY	104,615	15,118,867	15,123,991	—	(5,124)
Expiring 08/05/20	Bank of America, N.A.	TRY	39,642	5,729,027	5,730,969	—	(1,942)
Expiring 08/05/20	Bank of America, N.A.	TRY	36,324	5,249,512	5,251,291	—	(1,779)
Expiring 08/05/20	Bank of America, N.A.	TRY	19,547	2,824,915	2,825,872	—	(957)

				$4,609,207,215	$4,619,822,002	8,241,950	(18,856,737)

						$17,699,062	$(25,272,111)

Interest rate swap agreements outstanding at June 30, 2020:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	10,871	09/16/24	1.844%(S)	6 Month BBSW(2)(S)	$—	$317,637	$317,637
AUD	16,783	12/16/25	0.594%(S)	6 Month BBSW(2)(S)	(2,852)	55,622	58,474
AUD	8,043	09/18/29	2.250%(S)	6 Month BBSW(2)(S)	7,161	277,275	270,114
AUD	3,824	12/16/30	1.094%(S)	6 Month BBSW(2)(S)	7,231	40,208	32,977
CAD	10,563	06/15/25	1.094%(S)	3 Month CDOR(2)(Q)	3,710	46,501	42,791
CAD	8,024	12/16/25	0.805%(S)	3 Month CDOR(2)(Q)	(1,190)	(3,513)	(2,323)
CAD	3,611	12/16/30	1.063%(S)	3 Month CDOR(2)(Q)	(2,229)	292	2,521
EUR	84,026	09/16/23	(0.310)%(A)	6 Month EURIBOR(2)(S)	91,960	233,204	141,244
EUR	6,934	09/21/25	(0.160)%(A)	6 Month EURIBOR(1)(S)	(1,746)	(36,825)	(35,079)
EUR	10,064	12/16/25	(0.219)%(A)	6 Month EURIBOR(1)(S)	1,526	(70,554)	(72,080)
EUR	2,234	12/16/30	(0.002)%(A)	6 Month EURIBOR(1)(S)	2,723	(36,830)	(39,553)
GBP	7,523	06/15/25	0.660%(S)	6 Month GBP LIBOR(1)(S)	(3,399)	(109,573)	(106,174)
GBP	9,251	12/16/25	0.375%(S)	6 Month GBP LIBOR(1)(S)	(31,078)	(75,024)	(43,946)
GBP	4,295	09/17/30	0.560%(S)	6 Month GBP LIBOR(1)(S)	6,364	(14,201)	(20,565)
GBP	2,051	12/16/30	0.531%(S)	6 Month GBP LIBOR(1)(S)	(14,292)	(38,383)	(24,091)
JPY	1,043,708	12/15/24	(0.130)%(S)	6 Month JPY LIBOR(1)(S)	3,785	27,045	23,260
JPY	247,602	09/16/30	(0.005)%(S)	6 Month JPY LIBOR(1)(S)	(3,414)	15,712	19,126
NOK	57,806	09/16/25	0.750%(A)	6 Month NIBOR(1)(S)	(75,683)	(21,840)	53,843
NOK	116,419	12/16/25	0.719%(A)	6 Month NIBOR(2)(S)	(26,582)	8,471	35,053
NOK	86,352	12/21/25	0.906%(A)	6 Month NIBOR(2)(S)	(1,687)	16,522	18,209
NZD	9,497	12/16/25	0.500%(S)	3 Month BBR(1)(Q)	(24,704)	(33,068)	(8,364)
NZD	8,469	06/19/29	2.969%(S)	3 Month BBR(2)(Q)	626	533,427	532,801
NZD	4,053	12/16/30	0.938%(S)	3 Month BBR(2)(Q)	2,715	39,120	36,405
SEK	77,617	09/21/25	0.340%(A)	3 Month STIBOR(1)(Q)	1,163	(50,439)	(51,602)
SEK	106,345	12/16/25	0.250%(A)	3 Month STIBOR(1)(Q)	12,630	(92,382)	(105,012)
SEK	24,679	09/16/30	0.406%(A)	3 Month STIBOR(1)(Q)	(315)	(27,134)	(26,819)
	8,413	06/15/25	0.656%(S)	3 Month LIBOR(2)(Q)	46,330	68,750	22,420
	5,843	12/16/25	0.438%(S)	3 Month LIBOR(2)(Q)	11,152	21,436	10,284
	2,665	12/16/30	0.781%(S)	3 Month LIBOR(2)(Q)	6,545	27,706	21,161
	5,964	12/17/30	1.063%(S)	3 Month LIBOR(2)(Q)	(10,135)	19,448	29,583

					$6,315	$1,138,610	$1,132,295

SEE NOTES TO FINANCIAL STATEMENTS.

A201

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	74,250	06/17/25	1.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$(233,231)	$—	$(233,231)	Morgan Stanley & Co. International PLC
CNH	170,042	09/16/25	1.850%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(572,025)	—	(572,025)	Citibank, N.A.
CNH	59,133	09/16/25	1.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(149,863)	—	(149,863)	Bank of America, N.A.
CNH	616,865	09/16/25	2.035%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,317,683)	—	(1,317,683)	JPMorgan Chase Bank, N.A.
CNH	71,708	12/16/25	2.390%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(725)	—	(725)	Citibank, N.A.

					$(2,273,527)	$—	$(2,273,527)

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$—	$—	$—	$(2,273,527)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$14,157,298
Morgan Stanley	—	2,053,188

Total	$—	$16,210,486

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	unadjusted quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
United States	$—	$62,938,543	$—
Commercial Mortgage-Backed Securities
United States	—	4,721,897	—
Corporate Bonds
Belgium	—	15,467,416	—
Canada	—	4,651,130	—
Chile	—	1,447,731	—
China	—	6,905,712	—
France	—	36,760,608	—
Germany	—	44,474,904	—

SEE NOTES TO FINANCIAL STATEMENTS.

A202

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds (continued)
Indonesia	$—	$2,565,477	$—
Ireland	—	6,073,813	—
Japan	—	15,668,519	—
Malaysia	—	525,991	—
Mexico	—	3,809,559	—
Netherlands	—	11,335,029	—
Saudi Arabia	—	4,303,123	—
Spain	—	12,556,103	—
Supranational Bank	—	5,414,586	—
Switzerland	—	9,981,554	—
United Kingdom	—	28,347,130	—
United States	—	634,620,084	—
Municipal Bonds
California	—	9,816,081	—
New Jersey	—	3,695,716	—
Sovereign Bonds
Australia	—	31,417,628	—
Austria	—	16,012,238	—
Belgium	—	18,006,937	—
Canada	—	74,418,468	—
Chile	—	676,380	—
Colombia	—	2,873,662	—
Czech Republic	—	1,364,092	—
Denmark	—	4,905,570	—
Finland	—	5,025,972	—
France	—	90,044,674	—
Germany	—	73,963,358	—
Indonesia	—	10,673,186	—
Ireland	—	6,508,956	—
Israel	—	4,271,845	—
Italy	—	73,566,780	—
Japan	—	316,577,402	—
Mexico	—	13,351,702	—
Netherlands	—	16,623,055	—
New Zealand	—	5,097,572	—
Norway	—	910,068	—
Panama	—	1,707,803	—
Peru	—	1,672,505	—
Philippines	—	1,658,900	—
Poland	—	4,410,327	—
Portugal	—	9,397,391	—
Qatar	—	5,952,661	—
Romania	—	2,137,369	—
Russia	—	8,932,243	—
Saudi Arabia	—	7,291,888	—
Singapore	—	4,628,648	—
Slovakia	—	58,736	—
Slovenia	—	682,529	—
South Korea	—	29,349,843	—
Spain	—	51,888,822	—
Supranational Bank	—	12,305,063	—
Sweden	—	7,582,681	—
Switzerland	—	13,220,736	—
Thailand	—	11,385,255	—
United Arab Emirates	—	5,969,840	—
United Kingdom	—	72,071,001	—
Uruguay	—	345,912	—
U.S. Government Agency Obligations	—	251,008,223	—
U.S. Treasury Obligations	—	107,806,633	—

SEE NOTES TO FINANCIAL STATEMENTS.

A203

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Affiliated Mutual Fund	$128,392,954	$—	$—
Commercial Paper
United States	—	47,065,889	—
U.S. Treasury Obligation	—	18,797,109	—
Unaffiliated Fund	13,334,240	—	—

Total	$141,727,194	$2,369,698,258	$—

Other Financial Instruments*
Assets
Futures Contracts	$1,816,227	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	17,699,062	—
Centrally Cleared Interest Rate Swap Agreements	—	1,667,903	—

Total	$1,816,227	$19,366,965	$—

Liabilities
Futures Contracts	$(2,989,707)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(25,272,111)	—
Centrally Cleared Interest Rate Swap Agreements	—	(535,608)	—
OTC Interest Rate Swap Agreements	—	(2,273,527)	—

Total	$(2,989,707)	$(28,081,246)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Sovereign Bonds	43.0%
U.S. Government Agency Obligations	10.6
Banks	6.4
Affiliated Mutual Fund (5.4% represents investments purchased with collateral from securities on loan)	5.4
U.S. Treasury Obligations	5.3
Media	4.1
Electric	3.9
Telecommunications	3.2
Pharmaceuticals	3.1
Commercial Paper	2.0
Software	1.6
Auto Manufacturers	1.6
Consumer Loans	1.6
Oil & Gas	1.2
Insurance	1.2
Automobiles	1.0
Foods	1.0
Healthcare-Services	0.9
Pipelines	0.8
Beverages	0.8
Commercial Services	0.7
Municipal Bonds	0.6
Unaffiliated Fund	0.5
Healthcare-Products	0.5
Retail	0.5

Building Materials	0.4%
Aerospace & Defense	0.4
Computers	0.4
Real Estate Investment Trusts (REITs)	0.4
Transportation	0.4
Trucking & Leasing	0.3
Cosmetics/Personal Care	0.3
Diversified Financial Services	0.2
Multi-National	0.2
Internet	0.2
Commercial Mortgage-Backed Securities	0.2
Savings & Loans	0.2
Gas	0.2
Biotechnology	0.1
Water	0.1
Machinery-Diversified	0.1
Semiconductors	0.1
Equipment	0.1
Mining	0.1
Chemicals	0.0 *

105.9
Liabilities in excess of other assets	(5.9)

100.0%

*	Less than +/- 0.05%

SEE NOTES TO FINANCIAL STATEMENTS.

A204

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Due from/to broker-variation margin futures	$985,624	*	—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	17,699,062		Unrealized depreciation on OTC forward foreign currency exchange contracts	25,272,111
Interest rate contracts	Due from/to broker-variation margin futures	830,603	*	Due from/to broker-variation margin futures	2,989,707	*
Interest rate contracts	Due from/to broker-variation margin swaps	1,667,903	*	Due from/to broker-variation margin swaps	535,608	*
Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	2,273,527

		$21,183,192			$31,070,953

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$(46,852)	$(1,246,655)	$17,822,426	$—
Interest rate contracts	—	9,959,486	—	5,283,509

Total	$(46,852)	$8,712,831	$17,822,426	$5,283,509

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$2,510,300	$11,190,828	$—
Interest rate contracts	(2,708,787)	—	(510,668)

Total	$(198,487)	$11,190,828	$(510,668)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$1,407,667	$583,138,195	$451,632,114	$3,116,215,817

SEE NOTES TO FINANCIAL STATEMENTS.

A205

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(2)
$4,108,708,253	$438,784,208

(1)	Cost.

(2)	Notional Amount in USD.

(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$125,830,171	$(125,830,171)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Bank of America, N.A.	$7,458,872	$(8,113,573)	$(654,701)	$281,066	$(373,635)
Citibank, N.A.	2,159,937	(2,987,475)	(827,538)	224,646	(602,892)
Deutsche Bank AG	393,880	(497,526)	(103,646)	—	(103,646)
JPMorgan Chase Bank, N.A.	7,686,373	(15,713,833)	(8,027,460)	2,372,954	(5,654,506)
Morgan Stanley & Co. International PLC	—	(233,231)	(233,231)	233,231	—

	$17,699,062	$(27,545,638)	$(9,846,576)	$3,111,897	$(6,734,679)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A206

AST WELLINGTON MANAGEMENT GLOBAL BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value, including securities on loan of $125,830,171:
Unaffiliated investments (cost $2,316,976,264)	$2,383,032,498
Affiliated investments (cost $128,402,839)	128,392,954
Foreign currency, at value (cost $549,298)	549,129
Cash	175,442
Cash segregated for counterparty—OTC	50,000
Receivable for investments sold	44,431,892
Unrealized appreciation on OTC forward foreign currency exchange contracts	17,699,062
Dividends and interest receivable	10,803,032
Receivable for Portfolio shares sold	7,507,794
Tax reclaim receivable	416,257
Due from broker-variation margin swaps	34,305
Prepaid expenses	212,977

Total Assets	2,593,305,342

LIABILITIES
Payable to broker for collateral for securities on loan	128,339,400
Payable for investments purchased	62,058,432
Unrealized depreciation on OTC forward foreign currency exchange contracts	25,272,111
Payable for Portfolio shares repurchased	3,252,500
Unrealized depreciation on OTC swap agreements	2,273,527
Management fee payable	592,728
Due to broker-variation margin futures	544,251
Accrued expenses and other liabilities	303,931
Distribution fee payable	96,954
Payable to affiliate	81,399
Affiliated transfer agent fee payable	378
Trustees’ fees payable	52

Total Liabilities	222,815,663

NET ASSETS	$2,370,489,679

Net assets were comprised of:
Partners’ Equity	$2,370,489,679

Net asset value and redemption price per share, $2,370,489,679 / 195,086,143 outstanding shares of beneficial interest	$12.15

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of $225,368 foreign withholding tax, of which $210,845 is reimbursable by an affiliate)	$17,863,825
Unaffiliated dividend income	186,704
Income from securities lending, net (including affiliated income of $115,149)	115,249

Total income	18,165,778

EXPENSES
Management fee	7,179,384
Distribution fee	2,910,782
Custodian and accounting fees	322,140
Audit fee	29,095
Trustees’ fees	20,252
Legal fees and expenses	10,132
Shareholders’ reports	6,612
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	23,689

Total expenses	10,505,546

NET INVESTMENT INCOME (LOSS)	7,660,232

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(43,500))	(1,569,995)
Futures transactions	8,712,831
Forward currency contract transactions	17,822,426
Swap agreements transactions	5,283,509
Foreign currency transactions	(9,877,378)

20,371,393

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(12,855))	17,384,921
Futures	(198,487)
Forward currency contracts	11,190,828
Swap agreements	(510,668)
Foreign currencies	53,761

27,920,355

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	48,291,748

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,951,980

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$7,660,232	$21,860,860
Net realized gain (loss) on investment and foreign currency transactions	20,371,393	85,751,470
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	27,920,355	27,592,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	55,951,980	135,204,605

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [44,286,064 and 76,845,118 shares, respectively]	536,132,817	897,778,482
Portfolio shares repurchased [65,933,820 and 31,808,090 shares, respectively]	(777,252,130)	(368,782,259)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	(241,119,313)	528,996,223

CAPITAL CONTRIBUTIONS	—	223

TOTAL INCREASE (DECREASE)	(185,167,333)	664,201,051
NET ASSETS:
Beginning of period	2,555,657,012	1,891,455,961

End of period	$2,370,489,679	$2,555,657,012

SEE NOTES TO FINANCIAL STATEMENTS.

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NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2020 consisted of 86 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 13 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for AST Goldman Sachs Global Income Portfolio, which is a non-diversified portfolio for purposes of the 1940 Act, and therefore, rnay invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST AB Global Bond Portfolio (“AB Global Bond”)	Generate current income consistent with preservation of capital.	AllianceBernstein, L.P.

AST American Funds Growth Allocation Portfolio (“American Funds Growth Allocation”)	Long-term growth of capital and secondarily to generate income.	Capital International, Inc.

AST BlackRock 60/40 Target Allocation ETF Portfolio (“BlackRock 60/40 Target Allocation ETF”)	Long-term capital appreciation.	BlackRock Financial Management, Inc.

AST BlackRock 80/20 Target Allocation ETF Portfolio (“BlackRock 80/20 Target Allocation ETF”)	Long-term capital appreciation.	BlackRock Financial Management, Inc.

AST FQ Absolute Return Currency Portfolio (“FQ Absolute Return Currency”)	Absolute returns not highly correlated with any traditional asset class.	First Quadrant, L.P.

AST Goldman Sachs Global Income Portfolio (“Goldman Sachs Global Income”)	High total return emphasizing current income and to a lesser extent, providing opportunities for capital appreciation.	Goldman Sachs Asset Management, L.P. (“GSAM”) / Goldman Sachs Asset Management International (“GSAMI”)

AST Jennison Global Infrastructure Portfolio (“Jennison Global Infrastructure”)	Total return.	Jennison Associates, LLC (“Jennison”) (a wholly-owned subsidiary of PGIM, Inc.)

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Portfolio	Objective(s)	Subadviser(s)
AST Neuberger Berman Long/Short Portfolio (“Neuberger Berman Long/Short”)	Long-term capital appreciation, with a secondary objective of principal preservation.	Neuberger Berman Investment Advisers, LLC

AST PIMCO Dynamic Bond Portfolio (“PIMCO Dynamic Bond”)	Total return.	Pacific Investment Management Company LLC

AST Prudential Flexible Multi-Strategy Portfolio (“Prudential Flexible Multi-Strategy”)	Capital appreciation.	Jennison (a wholly-owned subsidiary of PGIM, Inc.) / PGIM Limited / QMA LLC (a wholly-owned subsidiary of PGIM, Inc.) / PGIM Fixed Income (“PFI”), which is a business unit of PGIM, Inc.*

AST QMA International Core Equity Portfolio (“QMA International Core Equity”)	Long-term capital appreciation.	QMA LLC (a wholly-owned subsidiary of PGIM, Inc.)

AST T. Rowe Price Diversified Real Growth Portfolio (“T. Rowe Price Diversified Real Growth”)	Long-term capital appreciation and secondarily, income.	T. Rowe Price Associates, Inc. / T. Rowe Price International Ltd / T. Rowe Price Japan, Inc. / T. Rowe Price Hong Kong Limited (“T. Rowe”)

AST Wellington Management Global Bond Portfolio (“Wellington Management Global Bond”)	Consistent excess returns over the Bloomberg Barclays Global Aggregate Bond Index (US Hedged).	Wellington Management Company, LLP

*

The asset allocation strategy for the Portfolio is determined by QMA, as described in the Portfolio’s Prospectus. During the period ended June 30, 2020, Jennison and PGIM Fixed Income/PGIM Limited were not allocated assets to manage.

1. Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to AST Investment Services, Inc. and PGIM Investments LLC (“PGIM Investments”), as applicable, the co-managers of the Trust (collectively, the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor

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services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how the Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time each Portfolio is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash

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inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Portfolio limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Trust’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): Certain Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are

B4

included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. The Portfolios may also use options to gain additional market exposure. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Portfolio has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap

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is exercised.

Financial/Commodity Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial and/or commodity futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Short Sales: Certain Portfolios sold a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Bank Loans: Certain Portfolios invested in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Portfolios acquired interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Portfolios generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Portfolios generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Portfolios generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Portfolios may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Portfolios will assume the credit risk of both the borrower and the institution selling the participation to the Portfolios.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements: Certain Portfolios entered into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Board. In a reverse repurchase transaction, a Portfolio sells a security it owns and agrees to buy it back at a set price and date. During the term of the reverse repurchase agreement the security is held by the other party and the Portfolio may continue to receive principal and interest payments on the security. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it is required to deliver securities as collateral

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to the counterparty having a value not less than the value of the reverse repurchase agreement, including accrued interest. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Portfolio, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, the Portfolio will be obligated to deliver additional collateral to the buyer.

Swap Agreements: Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Portfolios used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: Certain Portfolios entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Portfolios to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to

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the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Portfolios are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. The Portfolios’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract.

Master Netting Arrangements: The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those

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agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2020, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Warrants and Rights: Certain Portfolios held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolios until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Delayed-Delivery Transactions: Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Portfolios entered into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Portfolios are subject to the risk that the market value of the securities the Portfolios are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): Certain Portfolios invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted

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periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions: Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in the introductory paragraphs of the Notes to Financial Statements as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations: The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

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Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
AB Global Bond	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.63%
American Funds Growth	0.6825% first $300 million; 0.6725% on next $200 million; 0.6625% on next $250 million; 0.6525% on next $2.5 billion; 0.6425% on next $2.75 billion; 0.6125% on next $4 billion; 0.5925% in excess of $10 billion	0.34%
BlackRock 60/40 Target Allocation ETF	0.525% first $300 million; 0.515% on next $200 million; 0.505% on next $250 million; 0.495% on next $2.5 billion; 0.485% on next $2.75 billion; 0.455% on next $4 billion; 0.435% in excess of $10 billion	0.27%
BlackRock 80/20 Target Allocation ETF	0.525% first $300 million; 0.515% on next $200 million; 0.505% on next $250 million; 0.495% on next $2.5 billion; 0.485% on next $2.75 billion; 0.455% on next $4 billion; 0.435% in excess of $10 billion	0.29%
FQ Absolute Return Currency

0.8325% first $300 million;

0.8225% on next $200 million;

0.8125% on next $250 million;

0.8025% on next $2.5 billion;

0.7925% on next $2.75 billion;

0.7625% on next $4 billion;

0.7425% in excess of $10 billion

		—#
Goldman Sachs Global Income	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.64%
Jennison Global Infrastructure	0.8325% first $300 million; 0.8225% on next $200 million; 0.8125% on next $250 million; 0.8025% on next $2.5 billion; 0.7925% on next $2.75 billion; 0.7625% on next $4 billion; 0.7425% in excess of $10 billion	0.18%
Neuberger Berman Long/Short	1.04% first $300 million 1.03% on next $200 million; 1.02% on next $250 million; 1.01% on next $2.5 billion; 1.00% on next $2.75 billion; 0.97% on next $4 billion; 0.95% in excess of $10 billion	0.81%

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Portfolio	Management Fee	Effective Management Fees, Net of Waiver, if Applicable
PIMCO Dynamic Bond	0.7125% first $300 million; 0.7025% on next $200 million; 0.6925% on next $250 million; 0.6825% on next $2.5 billion; 0.6725% on next $2.75 billion; 0.6425% on next $4.0 billion; 0.6225% in excess of $10 billion	0.71%
Prudential Flexible Multi-Strategy*	0.7825% first $300 million; 0.7725% on next $200 million; 0.7625% on next $250 million; 0.7525% on next $2.5 billion; 0.7425% on next $2.75 billion; 0.7125% on next $4 billion; 0.6925% in excess of $10 billion	0.29%
QMA International Core Equity	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.72%
T. Rowe Price Diversified Real Growth	0.7325% first $300 million; 0.7225% on next $200 million; 0.7125% on next $250 million; 0.7025% on next $2.5 billion; 0.6925% on next $2.75 billion; 0.6625% on next $4 billion; 0.6425% in excess of $10 billion	0.33%
Wellington Management Global Bond	0.64% first $300 million; 0.63% on next $200 million; 0.62% on next $250 million; 0.61% on next $2.5 billion; 0.60% on next $2.75 billion; 0.57% on next $4 billion; 0.55% in excess of $10 billion	0.62%

Portfolio	Fee Waivers and/or Expense Limitations
American Funds Growth Allocation	contractually limit expenses to 0.92% through June 30, 2021(a)(b)
BlackRock 60/40 Target Allocation ETF	contractually limit expenses to 0.75% through June 30, 2021(a)(b)
BlackRock 80/20 Target Allocation ETF	contractually limit expenses to 0.75% through June 30, 2021(a)(b)
FQ Absolute Return Currency	contractually limit expenses to 1.22% through June 30, 2021
Jennison Global Infrastructure	contractually limit expenses to 1.26% through June 30, 2021
Neuberger Berman Long/Short	contractually limit expenses to 1.42% through June 30, 2021
Prudential Flexible Multi-Strategy	contractually limit expenses to 1.15% through June 30, 2021(c)(d)
T. Rowe Price Diversified Real Growth	contractually waive 0.0128% through June 30, 2021
contractually limit expenses to 1.05% through June 30, 2021(a)(b)

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* Prior to April 25, 2020, the contractual management fee rate was: 0.9825% on first $300 million; 0.9725% on next $200 million; 0.9625% on next $250 million; 0.9525% on next $2.5 billion; 0.9425% on next $2.75 billion; 0.9125% on next $4 billion and 0.8925% in excess of $10 billion of average daily net assets.

#	The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

(a)

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust due to the Portfolio’s investment in any such portfolios. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

(b)	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the Subadviser.

(c)	Expense limitation includes the acquired fund fees and expenses due to investments in underlying portfolios of the Trust.

d)

The Investment Manager and Prudential Annuities Distributors, Inc. (“PAD”) have agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee they receive from other portfolios of the Trust and Funds of other affiliated investment companies due to the Portfolio’s investment in any such portfolios/funds. The Investment Manager has also agreed to waive a portion of its investment management fee equal to the amount of the management fee received by the subadviser due to the Portfolio’s investment in any fund managed or subadvised by the Subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with PAD, which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio. In addition, the 12b-1 fee is waived for the assets of Prudential Flexible Multi-Strategy Portfolio that are invested in other Portfolios. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

The Trust, on behalf of certain Portfolios, has entered into brokerage commission recapture agreements with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the reporting period ended June 30, 2020, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Jennison Global Infrastructure	$240
Neuberger Berman Long/Short	3,313

AST Investment Services, Inc., Jennison, PAD, PGIM, Inc., PGIM Limited, PGIM Investments and QMA are indirect, wholly-owned subsidiaries of Prudential.

3. Other Transactions with Affiliates

a.) Related Parties

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and

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expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures.

For the reporting period ended June 30, 2020, the Portfolios’ purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Portfolio	Purchases	Sales	Realized Gain (Loss)
PIMCO Dynamic Bond	$—	$12,168,387	$104,576
T. Rowe Price Diversified Real Growth	5,129	9,799	(8,378)

b.) Securities Lending and Foreign Withholding Tax Reclaim Matters

In September 2019, the Investment Manager reached a settlement with the SEC relating to the securities lending and foreign withholding tax reclaim matters described below. Under the settlement, the Investment Manager agreed to pay to the SEC disgorgement of fees and a civil penalty. The settlement does not affect the Investment Manager’s ability to manage the Portfolios.

In February 2016, Prudential, the parent company of the Investment Manager, self-reported to the SEC and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of the Trust due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Trust. The per share amount of opportunity loss payment to the Portfolios is disclosed in the Portfolios’ “Financial Highlights” as “Capital Contributions” for the fiscal year ended December 31, 2016.

In March 2018, Prudential further notified the SEC that it failed to timely reimburse certain Portfolios for amounts due under protocols established to ensure that the Portfolios were not harmed as a result of their tax status as partnerships instead of regulated investment companies (RICs). Specifically, as a result of their partnership status, the Portfolios are subject to higher foreign withholding tax rates on dividend and interest income in certain foreign jurisdictions and/or are subject to delays in repayment of taxes withheld by certain foreign jurisdictions (collectively, “excess withholding tax”). Prudential’s protocols were intended to protect the Portfolios from these differences and delays. In consultation with the Trust’s independent trustees, Prudential paid each of the affected Portfolios an amount equal to the excess withholding tax in addition to an amount equal to the applicable Portfolio’s rate of return (“opportunity loss”) applied to these excess withholding tax amounts for periods from the various transaction dates, beginning January 2, 2006 (the date when the Portfolios were converted to partnerships for tax purposes), through February 28, 2018 (the date through which the previously established protocols were not uniformly implemented). The amount due to each Portfolio was calculated by Prudential with the help of a third-party consultant. Those amounts and the methodology used by Prudential to derive them, were evaluated and confirmed by a consultant retained by the Trust’s independent trustees. The excess withholding tax analysis considered detriments to the Portfolios due to their tax status as partnerships arising from both timing differences (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is

B14

reclaimable) as described above as well as permanent tax detriments (i.e., jurisdictions in which the Portfolio was subject to a higher withholding tax rate due to its tax status which is not reclaimable). Further, the opportunity loss due to each Portfolio also was calculated by a third-party consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the Trust’s independent trustees. In May 2019, Prudential made an additional payment to the Portfolios relating to the opportunity loss upon the final review of the methodology used for the Portfolios’ rate of return calculation. The aggregate previously unreimbursed excess withholding tax and/or opportunity loss payments for each affected Portfolio are disclosed in the Portfolios’ “Statements of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions” for the fiscal years ended December 31, 2018 and December 31, 2019.

In addition to the above, Prudential committed to the Trust’s independent trustees that it would pay all consulting, legal, audit, and other charges, fees and expenses incurred with the matters described above. Prudential has made and continues to make these payments.

Prudential instituted a process in consultation with the Trust’s independent trustees to reimburse the affected Portfolios for any future excess withholding tax on the first business day following the pay-date of the applicable dividend or interest income event regardless of whether the excess withholding tax is due to timing differences or permanent detriments resulting from the Portfolios’ partnership tax status.

In cases in which the excess withholding tax is due to timing differences and is reclaimable from the foreign jurisdiction, the affected Portfolios have the ability to recover the excess withholding tax withheld by filing a reclaim with the relevant foreign tax authority. To avoid a Portfolio receiving and retaining a duplicate payment for the same excess withholding tax, payments received by an applicable Portfolio from a foreign tax authority for reclaims for which a Portfolio previously received reimbursement from Prudential will be payable to Prudential. Pending tax reclaim amounts due to Prudential for excess withholding tax which Prudential previously paid to the Portfolios are reported as “Payable to affiliate” on the “Statement of Assets and Liabilities” and any amounts accrued but not yet reimbursed by Prudential for excess withholding tax is recorded as “Receivable from affiliate” on the Statement of Assets and Liabilities. The full amount of tax reclaims due to a Portfolio, inclusive of timing differences and routine tax reclaims for foreign jurisdictions where the Portfolios do not incur an excess withholding tax is included as “Tax reclaim receivable” on the “Statement of Assets and Liabilities.” To the extent that there are costs associated with the filing of any reclaim attributable to excess withholding tax, those costs are borne by Prudential.

The following amounts have been paid by Prudential for excess withholding taxes related to permanent tax detriments as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
AB Global Bond	$44,471
Goldman Sachs Global Income	32,220
Jennison Global Infrastructure	2,104
Neuberger Berman Long/Short	176
Prudential Flexible Multi-Strategy	7,568
QMA International Core Equity	232,761
T. Rowe Price Diversified Real Growth	5,686
Wellington Management Global Bond	210,845

The following amounts have been paid by Prudential for excess withholding taxes related to timing differences as described above for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2020 Payments
Jennison Global Infrastructure	$794
Neuberger Berman Long/Short	1,665
Prudential Flexible Multi-Strategy	1,951
QMA International Core Equity	182,767
T. Rowe Price Diversified Real Growth	3,014

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The following capital contributions, as described above, have been paid in 2019 by Prudential for the opportunity loss associated with excess withholding taxes related to permanent tax detriments and timing differences for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	Capital Contributions
AB Global Bond	$990
Goldman Sachs Global Income	57
Jennison Global Infrastructure	289
Prudential Flexible Multi-Strategy	34
QMA International Core Equity	1464
T. Rowe Price Diversified Real Growth	150
Wellington Management Global Bond	223

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended June 30, 2020, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
AB Global Bond	$713,621,246	$862,148,829
American Funds Growth Allocation	854,201,330	661,270,866
BlackRock 60/40 Target Allocation ETF	233,005,787	179,848,947
BlackRock 80/20 Target Allocation ETF	351,671,985	281,254,050
Goldman Sachs Global Income	1,270,219,326	1,273,413,384
Jennison Global Infrastructure	4,845,304	4,745,513
Neuberger Berman Long/Short	22,638,467	22,633,401
PIMCO Dynamic Bond	879,826,292	956,051,054
Prudential Flexible Multi-Strategy	80,308,606	73,062,635
QMA International Core Equity	700,552,992	743,750,329
T. Rowe Price Diversified Real Growth	72,075,377	68,276,629
Wellington Management Global Bond	1,022,182,150	1,285,590,054

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended June 30, 2020, is presented as follows:

AB Global Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$17,131,809	$465,286,088	$450,344,698	$—	$—	$32,073,199	32,073,199	$149,112

PGIM Institutional Money Market Fund*
22,918,499	98,688,383	95,635,657	(2,456)	(7,266)	25,961,503	25,961,503	52,104	**

$40,050,308	$563,974,471	$545,980,355	$(2,456)	$(7,266)	$58,034,702		$201,216

American Funds Growth Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$45,578,657	$721,373,633	$766,356,371	$—	$—	$595,919	595,919	$323,237

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BlackRock 60/40 Target Allocation ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$1,375,990	$132,580,429	$133,329,998	$—	$—	$626,421	626,421	$12,041

PGIM Institutional Money Market Fund*
20,254,363	509,945,782	457,779,394	(1,314)	18,257	72,437,694	72,437,694	58,070	**

$21,630,353	$642,526,211	$591,109,392	$(1,314)	$18,257	$73,064,115		$70,111

BlackRock 80/20 Target Allocation ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$1,171,579	$188,756,993	$189,328,671	$—	$—	$599,901	599,901	$17,726

PGIM Institutional Money Market Fund*
30,770,515	634,427,141	591,514,023	(1,619)	(18,464)	73,663,550	73,663,550	84,209	**

$31,942,094	$823,184,134	$780,842,694	$(1,619)	$(18,464)	$74,263,451		$101,935

Goldman Sachs Global Income

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$7,532,327	$191,152,697	$175,645,923	$—	$—	$23,039,101	23,039,101	$59,472

PGIM Institutional Money Market Fund*
26,372,432	67,254,742	69,495,818	(2,856)	(20,408)	24,108,092	24,108,092	42,014	**

$33,904,759	$258,407,439	$245,141,741	$(2,856)	$(20,408)	$47,147,193		$101,486

Jennison Global Infrastructure

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$516,060	$3,825,505	$4,177,479	$—	$—	$164,086	164,086	$2,941

PGIM Institutional Money Market Fund*
284,005	2,665,679	2,950,628	—	944	—	—	172	**

$800,065	$6,491,184	$7,128,107	$—	$944	$164,086		$3,113

PIMCO Dynamic Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$769,317	$55,386,090	$55,329,085	$—	$—	$826,322	826,322	$5,881

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Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund*
8,318,398	$58,219,640	$38,508,658	$(1,696)	$(3,993)	$28,023,691	28,023,691	17,675	**

$9,087,715	$113,605,730	$93,837,743	$(1,696)	$(3,993)	$28,850,013		$23,556

Prudential Flexible Multi-Strategy

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

AST High Yield Portfolio*
$3,308,326	$—	$—	$(238,386)	$—	$3,069,940	290,714	$—

AST Prudential Core Bond Portfolio*
22,722,251	1,000,000	—	606,973	—	24,329,224	1,771,975	—

AST QMA US Equity Alpha Portfolio*
25,979,323	13,750,000	17,550,000	(7,321,481)	5,845,823	20,703,665	678,586	—

PGIM Core Ultra Short Bond Fund*
3,665,969	109,314,428	101,948,429	—	—	11,031,968	11,031,968	38,411

PGIM Institutional Money Market Fund*
70,211	188,461	258,718	(5)	51	—	—	348	**

PGIM Select Real Estate Fund (Class R6)*
2,693,710	6,928	—	(239,446)	—	2,461,192	218,773	6,927

$58,439,790	$124,259,817	$119,757,147	$(7,192,345)	$5,845,874	$61,595,989		$45,686

QMA International Core Equity

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$11,631,449	$466,277,956	$465,641,696	$—	$—	$12,267,709	12,267,709	$97,224

PGIM Institutional Money Market Fund*
1,212,418	124,629,638	115,550,897	(234)	(2,801)	10,288,124	10,288,124	21,854	**

$12,843,867	$590,907,594	$581,192,593	$(234)	$(2,801)	$22,555,833		$119,078

T. Rowe Price Diversified Real Growth

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$1,024,315	$38,032,064	$34,755,779	$—	$—	$4,300,600	4,300,600	$10,538

PGIM Institutional Money Market Fund*
993,694	10,108,468	7,316,478	(190)	1,883	3,787,377	3,787,377	3,121	**

$2,018,009	$48,140,532	$42,072,257	$(190)	$1,883	$8,087,977		$13,659

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Wellington Management Global Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund*
$68,623,796	$339,362,517	$279,537,004	$(12,855)	$(43,500)	$128,392,954	128,392,954	$115,149	**

* The Fund did not have any capital gain distributions during the reporting period.

** The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5. Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

6. Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA

Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

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The following Portfolios utilized the SCA during the reporting period ended June 30, 2020. The average balance outstanding is for the number of days the Portfolios utilized the credit facility.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2020
AB Global Bond	$826,667	2.70%	3	$1,750,000	$—
American Funds Growth Allocation	24,565,667	2.15	9	68,736,000	—
BlackRock 60/40 Target Allocation ETF	4,169,600	2.27	5	4,206,000	—
BlackRock 80/20 Target Allocation ETF	4,857,333	2.15	9	32,135,000	—
Goldman Sachs Global Income	526,500	2.31	4	1,188,000	—
PIMCO Dynamic Bond	6,970,500	2.13	2	8,226,000	—
QMA International Core Equity	2,972,429	2.64	7	10,197,000	—
T. Rowe Price Diversified Real Growth	195,000	2.16	1	195,000	—
Wellington Management Global Bond	2,742,000	2.60	2	3,426,000	—

7. Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2020, all Portfolios offer only a single share class to investors.

As of June 30, 2020, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
AB Global Bond	3	96.0%
American Funds Growth Allocation	2	100.0
BlackRock 60/40 Target Allocation ETF	2	100.0
BlackRock 80/20 Target Allocation ETF	2	100.0
FQ Absolute Return Currency	3	99.9
Goldman Sachs Global Income	3	95.9
Jennison Global Infrastructure	3	100.0
Neuberger Berman Long/Short	3	95.3
PIMCO Dynamic Bond	4	91.1
Prudential Flexible Multi-Strategy	2	99.9
QMA International Core Equity	4	94.3
T. Rowe Price Diversified Real Growth	2	100.0
Wellington Management Global Bond	3	96.6

8. Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Bond Obligations Risk: The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of

B20

fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Portfolios invest could go down. The Portfolios’ holdings can vary significantly from broad market indexes and the performance of the Portfolios can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Foreign Securities Risk: The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Fund of Funds Risk: The value of an investment in the Portfolios will be related, to a substantial degree, to the investment performance of the underlying funds in which it invests. Therefore, the principal risks of investing in the Portfolios are closely related to the principal risks associated with these underlying funds and their investments. Because the Portfolios’ allocation among different underlying funds and direct investments in securities and derivatives will vary, an investment in the Portfolios may be subject to any and all of these risks at different times and to different degrees. Investing in an underlying fund will also expose the Portfolios to a pro rata portion of the underlying fund’s fees and expenses. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing the investment purpose.

Geographic Concentration Risk: The Portfolios’ performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Portfolios invest. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk”. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise

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sharply or in a manner not anticipated by the subadviser.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Portfolios or the financial instruments in which the Portfolios invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk: The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

Non-diversification Risk: A non-diversified Portfolio may invest a greater percentage of its assets in the securities of a single company or industry than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

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In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Portfolios will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which they invest, in addition to the expenses of the Portfolios. Since certain Portfolios concentrate in the real estate industry, the holdings of such Portfolios can vary significantly from broad market indexes. As a result, the performance of such Portfolios can deviate from the performance of such indexes.

Short Sales Risk: Short sales involve costs and risks. The Portfolios must pay the lender interest on the security they borrow, and the Portfolios will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Portfolios replace the borrowed security. Although the Portfolios’ gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Portfolios already own), the Portfolios give up the opportunity for capital appreciation in the security.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

9. Reorganization

On July 23, 2018, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of AST Columbia Adaptive Risk Allocation Portfolio (“Columbia Adaptive Risk Allocation”) (the “Merged Portfolio”) for shares of T. Rowe Price Diversified Real Growth (the “Acquiring Portfolio”) and the assumption of the liabilities of the Merged Portfolio by the Acquiring Portfolio. Shareholders approved the Plan at a meeting on November 15, 2018 and the reorganization took place at the close of business on January 25, 2019.

On the reorganization date, the Merged Portfolio had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolio:

Merged Portfolio	Total Investment Value	Total Investment Cost
Columbia Adaptive Risk Allocation	$11,184,460	$11,560,418

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 25, 2019:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Columbia Adaptive Risk Allocation	1,381,151	T. Rowe Price Diversified Real Growth	1,262,091	$16,356,808

For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolio was carried forward to

B23

reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisition were as follows:

Merged Portfolio	Net Assets	Unrealized Depreciation on Investments	Acquiring Portfolio	Net Assets
Columbia Adaptive Risk Allocation	$16,356,808	$(375,958)	T. Rowe Price Diversified Real Growth	$62,994,714

Assuming the acquisition had been completed on January 1, 2019, the Acquiring Portfolio’s unaudited pro forma results of operations for the year ended December 31, 2019 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized gain on investments (b)	Net increase in net assets resulting from operations
T. Rowe Price Diversified Real Growth	$1,226,553	$15,213,990	$16,440,543

(a)

Net investment income as reported in the Statement of Operations (Year ended December 31, 2019) of the Acquiring Portfolio, plus net investment income from the Merged Portfolio pre-merger as follows: Columbia Adaptive Risk Allocation $9,546.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (Year ended December 31, 2019) of the Acquiring Portfolio, plus net realized and unrealized gain (loss) on investments from the Merged Portfolio pre-merger as follows: Columbia Adaptive Risk Allocation $534,590.

Since both the Merged Portfolio and the Acquiring Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolio that have been included in the Acquiring Portfolio’s Statement of Operations since January 25, 2019 for the Plan.

On November 13, 2019, the Board approved Agreements and Plans of Reorganization (the “Plans”) which provided for the transfer of all the assets of AST Franklin Templeton K2 Global Absolute Return Portfolio (“Franklin Templeton K2 Global Absolute Return”) and AST Goldman Sachs Global Growth Allocation Portfolio (“Goldman Sachs Global Growth Allocation”) (the “Merged Portfolios”) for shares of Prudential Flexible Multi-Strategy and Prudential T. Rowe Price Diversified Real Growth (the “Acquiring Portfolios”) and the assumption of the liabilities of the Merged Portfolios, respectively. Shareholders approved the Plan at a meeting on February 25, 2020 and the reorganization took place at the close of business on April 24, 2020.

On the reorganization date, the Merged Portfolios had the following total investment cost and value, representing the principal assets acquired by the Acquiring Portfolios:

Merged Portfolio	Total Investment Value	Total Investment Cost
Franklin Templeton K2 Global Absolute Return	$25,153,390	$26,823,735
Goldman Sachs Global Growth Allocation	40,689,540	40,725,006

The purpose of the transactions was to combine two portfolios with substantially similar investment objectives and policies.

The acquisitions were accomplished by tax-free exchanges of the following shares on April 24, 2020:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Franklin Templeton K2 Global Absolute Return	2,420,638	Prudential Flexible Multi-Strategy	1,814,358	$23,133,070
Goldman Sachs Global Growth Allocation	3,342,518	T. Rowe Price Diversified Real Growth	3,103,056	40,650,031

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For financial reporting purposes, assets received and shares issued by the Acquiring Portfolios were recorded at fair value; however, the cost basis of the investments received from the Merged Portfolios were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized depreciation immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Depreciation on Investments	Acquiring Portfolio	Net Assets
Franklin Templeton K2 Global Absolute Return	$23,133,070	$(1,670,345)	Prudential Flexible Multi-Strategy	$86,554,084
Goldman Sachs Global Growth Allocation	$40,650,031	(35,466)	T. Rowe Price Diversified Real Growth	83,433,368

Assuming the acquisitions had been completed on January 1, 2020, the Acquiring Portfolios’ unaudited pro forma results of operations for the period ended June 30, 2020 would have been as follows:

Acquiring Portfolio	Net investment income (a)	Net realized and unrealized loss on investments (b)	Net decrease in net assets resulting from operations
Prudential Flexible Multi-Strategy	$343,264	$(4,783,267)	$(4,440,003)
T. Rowe Price Diversified Real Growth	583,297	(5,518,003)	(4,934,706)

(a)

Net investment income as reported in the Statement of Operations (reporting period ended June 30, 2020) of the Acquiring Portfolios, plus net investment income from the Merged Portfolios pre-merger as follows: Franklin Templeton K2 Global Absolute Return $109,504 and Goldman Sachs Global Growth Allocation $49,364.

(b)

Net realized and unrealized loss on investments as reported in the Statement of Operations (reporting period ended June 30, 2020) of the Acquiring Portfolios, plus net realized and unrealized loss on investments from the Merged Portfolios pre-merger as follows: Franklin Templeton K2 Global Absolute Return $(2,012,374) and Goldman Sachs Global Growth Allocation $(5,141,090).

Since both the Merged Portfolios and the Acquiring Portfolios sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment portfolios had been managed as single integrated portfolios since the acquisitions were completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Portfolios that have been included in the Acquiring Portfolios’ Statement of Operations since April 24, 2020 for the Plan.

10. Subsequent Event

On March 10, 2020, the Board of Trustees approved the liquidations (the “Liquidations”) of FQ Absolute Return Currency, Jennison Global Infrastructure and Neuberger Berman Long/Short (the “Liquidating Portfolios”). The Shareholders approved the Liquidations on July 14, 2020. The Liquidations were completed at the close of business on August 14, 2020.

On July 10, 2020, the Board of Trustees approved the reorganization (the “Reorganization”) of AB Global Bond, Goldman Sachs Global Income, PIMCO Dynamic Bond and AST Templeton Global Bond Portfolio (the “Target Portfolios”) into Wellington Management Global Bond (the “Acquiring Portfolio”), which will be renamed to the AST Global Bond Portfolio on November 13, 2020. The Reorganization is subject to shareholder approval by the Target Portfolios. A special meeting of the Target Portfolios shareholders will be held on October 15, 2020. It is expected that the Reorganization, if approved, would be completed on or around November 13, 2020.

B25

Financial Highlights

(unaudited)

AST AB Global Bond Portfolio

	Six Months Ended June 30, 2020		Year Ended December 31,						July 13, 2015(a) through December 31, 2015
			2019		2018		2017	2016
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.69		$10.91		$10.86		$10.60	$10.08	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.19		0.22		0.22	0.17	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13	(c)	0.59		(0.17)		0.04	0.35	0.04

Total from investment operations	0.20		0.78		0.05		0.26	0.52	0.08

Capital Contributions	—		—	(d)(e)	—	(d)(e)	—	—	—

Net Asset Value, end of period	$11.89		$11.69		$10.91		$10.86	$10.60	$10.08

Total Return(f)	1.63%		7.15	%(g)	0.46	%(g)	2.45%	5.16%	0.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$951		$1,040		$1,583		$1,709	$1,299	$1,131
Average net assets (in millions)	$936		$1,453		$1,697		$1,688	$1,266	$802
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.92	%(i)	0.90%		0.90%		0.90%	0.91%	0.92	%(i)
Expenses before waivers and/or expense reimbursement	0.92	%(i)	0.90%		0.90%		0.90%	0.91%	0.92	%(i)
Net investment income (loss)	1.22	%(i)	1.68%		2.03%		2.01%	1.65%	0.90	%(i)
Portfolio turnover rate(j)(k)	93%		144%		210%		99%	88%	55%

AST American Funds Growth Allocation Portfolio

	Six Months Ended June 30, 2020		Year Ended December 31, 2019	April 30, 2018(a) through December 31, 2018
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.68		$9.55	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.21	0.46
Net realized and unrealized gain (loss) on investment transactions	0.26	(c)	1.92	(0.91)

Total from investment operations	0.29		2.13	(0.45)

Net Asset Value, end of period	$11.97		$11.68	$9.55

Total Return(f)	2.48%		22.30%	(4.50)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,088		$977	$298
Average net assets (in millions)	$887		$663	$151
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	0.62	%(i)	0.61%	0.60	%(i)
Expenses before waivers and/or expense reimbursement	0.95	%(i)	0.95%	1.01	%(i)
Net investment income (loss)	0.45	%(i)	1.93%	6.86	%(i)
Portfolio turnover rate(k)	75%		13%	20%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(e)	Less than $0.005 per share.

(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.

(h)	Does not include expenses of the underlying funds in which the Portfolio invests.

(i)	Annualized.

(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(k)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

AST BlackRock 60/40 Target Allocation ETF Portfolio

	Six Months Ended June 30, 2020		January 02, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.93		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.28
Net realized and unrealized gain (loss) on investment transactions	(0.03)		1.65

Total from investment operations	0.05		1.93

Net Asset Value, end of period	$11.98		$11.93

Total Return(c)	0.42%		19.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$194		$147
Average net assets (in millions)	$152		$63
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.63	%(e)
Expenses before waivers and/or expense reimbursement	0.85	%(e)	0.94	%(e)
Net investment income (loss)	1.33	%(e)	2.42	%(e)
Portfolio turnover rate(f)	116%		37%

AST BlackRock 80/20 Target Allocation ETF Portfolio

	Six Months Ended June 30, 2020		January 02, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$12.36		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.29
Net realized and unrealized gain (loss) on investment transactions	(0.17)		2.07

Total from investment operations	(0.10)		2.36

Net Asset Value, end of period	$12.26		$12.36

Total Return(c)	(0.81)%		23.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$255		$200
Average net assets (in millions)	$192		$84
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.64	%(e)
Expenses before waivers and/or expense reimbursement	0.84	%(e)	0.90	%(e)
Net investment income (loss)	1.10	%(e)	2.49	%(e)
Portfolio turnover rate(f)	142%		38%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

(e)	Annualized.

(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

AST FQ Absolute Return Currency Portfolio

	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018	2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$9.39		$9.70	$10.26	$10.58	$9.19	$9.75

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.03)		0.02	(0.01)	(0.08)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.00		(0.33)	(0.55)	(0.24)	1.49	(0.49)

Total from investment operations	1.97		(0.31)	(0.56)	(0.32)	1.39	(0.56)

Net Asset Value, end of period	$11.36		$9.39	$9.70	$10.26	$10.58	$9.19

Total Return(b)	20.98%		(3.20)%	(5.46)%	(3.02)%	15.13%	(5.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9		$10	$9	$9	$10	$6
Average net assets (in millions)	$10		$10	$9	$9	$8	$5
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.22	%(d)	1.22%	1.22%	1.22%	1.22%	1.22%
Expenses before waivers and/or expense reimbursement	2.21	%(d)	2.31%	2.38%	2.35%	2.40%	2.94%
Net investment income (loss)	(0.67	)%(d)	0.16%	(0.09)%	(0.71)%	(0.97)%	(0.79)%
Portfolio turnover rate(e)	0%		0%	0%	0%	0%	0%

AST Goldman Sachs Global Income Portfolio

	Six Months Ended June 30, 2020		Year Ended December 31,						July 13, 2015(f) through December 31, 2015
			2019		2018		2017	2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$11.71		$10.68		$10.71		$10.49	$10.14	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.08		0.18		0.16		0.14	0.10	0.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.45		0.85		(0.19)		0.08	0.25	0.09

Total from investment operations	0.53		1.03		(0.03)		0.22	0.35	0.14

Capital Contributions	—		—	(g)(h)	—	(g)(h)	—	—	—

Net Asset Value, end of period	$12.24		$11.71		$10.68		$10.71	$10.49	$10.14

Total Return(b)	4.53%		9.64	%(i)	(0.28	)%(i)	2.10%	3.45%	1.40%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$491		$523		$781		$801	$792	$754
Average net assets (in millions)	$477		$701		$796		$800	$787	$547
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.97	%(d)	0.94%		0.91%		0.90%	0.92%	0.94	%(d)
Expenses before waivers and/or expense reimbursement	0.97	%(d)	0.94%		0.92%		0.92%	0.93%	0.94	%(d)
Net investment income (loss)	1.32	%(d)	1.59%		1.51%		1.28%	0.97%	0.98	%(d)
Portfolio turnover rate(e)(j)	257%		472%		344%		182%	284%	158%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Portfolio invests.
(d)	Annualized.
(e)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(f)	Commencement of operations.
(g)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(h)	Less than $0.005 per share.
(i)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(j)	The Portfolio accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

AST Jennison Global Infrastructure Portfolio

	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.13		$11.01		$12.04		$10.12	$9.37	$10.45

Income (Loss) From Investment Operations:
Net investment income (loss)	0.10		0.20		0.18		0.13	0.10	0.10
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.27)		2.92		(1.22)		1.79	0.65	(1.18)

Total from investment operations	(1.17)		3.12		(1.04)		1.92	0.75	(1.08)

Capital Contributions	—		—	(b)(c)	0.01	(b)	—	—	—

Net Asset Value, end of period	$12.96		$14.13		$11.01		$12.04	$10.12	$9.37

Total Return(d)	(8.28)%		28.34	%(e)	(8.55	)%(f)	18.97%	8.00%	(10.33)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15		$17		$13		$13	$9	$7
Average net assets (in millions)	$15		$15		$13		$11	$8	$7
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.26	%(h)	1.26%		1.26%		1.26%	1.26%	1.26%
Expenses before waivers and/or expense reimbursement	1.91	%(h)	1.93%		2.12%		2.23%	2.59%	2.98%
Net investment income (loss)	1.57	%(h)	1.53%		1.50%		1.19%	1.03%	0.99%
Portfolio turnover rate(i)	31%		55%		78%		60%	98%	89%

AST Neuberger Berman Long/Short Portfolio

	Six Months Ended June 30, 2020		Year Ended December 31,								July 13, 2015(j) through December 31, 2015
			2019		2018		2017		2016
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$12.07		$10.45		$11.20		$9.89		$9.57		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	(0.02)		0.02		0.01		(0.01)		(0.04)		(0.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.26		1.60		(0.76)		1.32		0.36		(0.40)

Total from investment operations	0.24		1.62		(0.75)		1.31		0.32		(0.43)

Capital Contributions	—		—		—	(b)(c)	—		—		—

Net Asset Value, end of period	$12.31		$12.07		$10.45		$11.20		$9.89		$9.57

Total Return(d)	1.90%		15.50%		(6.70	)%(e)	13.25%		3.34%		(4.30)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$34		$37		$20		$19		$15		$13
Average net assets (in millions)	$36		$29		$20		$17		$14		$12
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.87	%(h)(k)	1.84	%(k)	1.81	%(k)	1.80	%(k)	1.76	%(k)	1.65	%(h)
Expenses before waivers and/or expense reimbursement	2.10	%(h)(k)	2.15	%(k)	2.30	%(k)	2.43	%(k)	2.43	%(k)	3.10	%(h)
Net investment income (loss)	(0.37	)%(h)	0.18%		0.07%		(0.12)%		(0.37)%		(0.63	)%(h)
Portfolio turnover rate(i)	66%		83%		74%		95%		88%		66%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(f)	Total return for the year includes the impact of the capital contribution. Excluding the capital contribution, the total return would have been (8.63)%.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

(j)	Commencement of operations.
(k)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.45%, 0.42%, 0.39%, 0.38% and 0.34% for the six months ended June 30, 2020 and for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

AST PIMCO Dynamic Bond Portfolio

	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018		2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$10.09		$9.59	$9.62		$9.65	$9.55	$9.77

Income (Loss) From Investment Operations:
Net investment income (loss)	0.09		0.22	0.19		0.17	0.16	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.08)		0.28	(0.22)		(0.20)	(0.06)	(0.43)

Total from investment operations	0.01		0.50	(0.03)		(0.03)	0.10	(0.22)

Capital Contributions	—		—	—	(b)(c)	—	—	—

Net Asset Value, end of period	$10.10		$10.09	$9.59		$9.62	$9.65	$9.55

Total Return(d)	—	%(e)	5.32%	(0.31	)%(f)	(0.31)%	1.05%	(2.25)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$208		$232	$280		$307	$321	$514
Average net assets (in millions)	$205		$277	$306		$313	$375	$684
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	1.09	%(h)(i)	1.03%	1.03%		1.05%	1.05%	1.03%
Expenses before waivers and/or expense reimbursement	1.09	%(h)(i)	1.05%	1.04%		1.05%	1.05%	1.03%
Net investment income (loss)	1.75	%(h)	2.18%	1.95%		1.78%	1.72%	2.20%
Portfolio turnover rate(j)	411%		368%	265%		146%	278%	264%

AST Prudential Flexible Multi-Strategy Portfolio

	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016	2015
Per Share Operating Performance(a):
Net Asset Value, beginning of period	$14.29		$12.44		$13.31		$11.38	$10.59	$10.59

Income (Loss) From Investment Operations:
Net investment income (loss)	0.03		0.08		0.04		0.01	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.62)		1.77		(0.91)		1.92	0.83	0.06

Total from investment operations	(0.59)		1.85		(0.87)		1.93	0.79	—

Capital Contributions	—		—	(b)(c)	—	(b)(c)	—	—	—

Net Asset Value, end of period	$13.70		$14.29		$12.44		$13.31	$11.38	$10.59

Total Return(d)	(4.13)%		14.87	%(f)	(6.54	)%(f)	16.96%	7.46%	—%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$117		$96		$83		$84	$61	$44
Average net assets (in millions)	$99		$90		$87		$72	$52	$27
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.71	%(h)	0.82%		0.76%		0.68%	0.60%	0.79%
Expenses before waivers and/or expense reimbursement	1.43	%(h)	1.53%		1.56%		1.57%	1.50%	1.80%
Net investment income (loss)	0.47	%(h)	0.63%		0.33%		0.04%	(0.38)%	(0.51)%
Portfolio turnover rate(j)	78%		44%		27%		39%	23%	49%

(a)	Calculated based on average shares outstanding during the period.
(b)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(c)	Less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Less than 0.005%.
(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)	The expense ratio includes interest expense on borrowed bonds — short and reverse repurchase agreements of 0.02% for the six months ended June 30, 2020.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

AST QMA International Core Equity Portfolio

	Six Months Ended June 30, 2020		Year Ended December 31,							January 05, 2015(a) through December 31, 2015
			2019		2018		2017	2016
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$12.62		$10.80		$12.77		$10.25	$10.19		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.28		0.26		0.24	0.23		0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.52)		1.54		(2.23)		2.28	(0.17)		(0.04)

Total from investment operations	(1.41)		1.82		(1.97)		2.52	0.06		0.19

Capital Contributions	—		—	(c)(d)	—	(c)(d)	—	—	(d)(e)	—

Net Asset Value, end of period	$11.21		$12.62		$10.80		$12.77	$10.25		$10.19

Total Return(f)	(11.17)%		16.85	%(g)	(15.43	)%(g)	24.59%	0.59	%(g)	1.90%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,094		$1,358		$1,116		$940	$764		$825
Average net assets (in millions)	$1,035		$1,272		$935		$886	$765		$832
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.02	%(i)	1.00%		1.00%		1.00%	1.00%		0.99	%(i)
Expenses before waivers and/or expense reimbursement	1.02	%(i)	1.00%		1.01%		1.02%	1.03%		1.04	%(i)
Net investment income (loss)	2.01	%(i)	2.36%		2.08%		2.06%	2.32%		2.17	%(i)
Portfolio turnover rate(j)	68%		108%		129%		108%	117%		106%

AST T. Rowe Price Diversified Real Growth Portfolio

	Six Months Ended June 30, 2020		Year Ended December 31,
			2019		2018		2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$14.99		$12.28		$13.21		$11.14	$10.38	$10.40

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.20		0.20		0.16	0.14	0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.65)		2.51		(1.13)		1.91	0.62	(0.15)

Total from investment operations	(0.58)		2.71		(0.93)		2.07	0.76	(0.02)

Capital Contributions	—		—	(c)(d)	—	(c)(d)	—	—	—

Net Asset Value, end of period	$14.41		$14.99		$12.28		$13.21	$11.14	$10.38

Total Return(f)	(3.87)%		22.07	%(g)	(7.04	)%(g)	18.58%	7.32%	(0.19)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$136		$94		$60		$59	$41	$32
Average net assets (in millions)	$104		$84		$63		$49	$35	$25
Ratios to average net assets(h):
Expenses after waivers and/or expense reimbursement	1.00	%(i)	0.99%		0.99%		0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.41	%(i)	1.59%		1.92%		1.95%	2.17%	3.26%
Net investment income (loss)	1.03	%(i)	1.44%		1.51%		1.26%	1.36%	1.19%
Portfolio turnover rate(j)	70%		66%		56%		44%	52%	49%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.
(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefited Prudential.
(f)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(g)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(h)	Does not include expenses of the underlying funds in which the Portfolio invests.
(i)	Annualized.
(j)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

AST Wellington Management Global Bond Portfolio

	Six Months Ended June 30, 2020		Year Ended December 31,						July 13, 2015(a) through December 31, 2015
			2019		2018		2017	2016
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$11.79		$11.02		$10.65		$10.39	$10.13	$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.04		0.11		0.11		0.10	0.09	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.32		0.66		0.26		0.16	0.17	0.09

Total from investment operations	0.36		0.77		0.37		0.26	0.26	0.13

Capital Contributions	—		—	(c)(d)	—	(c)(d)	—	—	—

Net Asset Value, end of period	$12.15		$11.79		$11.02		$10.65	$10.39	$10.13

Total Return(e)	3.05%		6.99	%(f)	3.47	%(f)	2.50%	2.57%	1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,370		$2,556		$1,892		$2,008	$1,547	$947
Average net assets (in millions)	$2,341		$2,277		$2,006		$1,977	$1,447	$677
Ratios to average net assets(g):
Expenses after waivers and/or expense reimbursement	0.90	%(h)	0.90%		0.90%		0.90%	0.91%	0.93	%(h)
Expenses before waivers and/or expense reimbursement	0.90	%(h)	0.90%		0.90%		0.90%	0.91%	0.93	%(h)
Net investment income (loss)	0.66	%(h)	0.96%		1.04%		0.93%	0.81%	0.86	%(h)
Portfolio turnover rate(i)	55%		78%		80%		73%	79%	16%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Represents payment received by the Portfolio, from Prudential, in connection with the failure to timely compensate the Portfolio for the excess foreign withholding tax withheld on dividends and interest from certain countries due to the Portfolio’s tax status as a partnership.

(d)	Less than $0.005 per share.
(e)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Total return for the year includes the impact of the capital contribution, which was not material to the total return.
(g)	Does not include expenses of the underlying funds in which the Portfolio invests.
(h)	Annualized.
(i)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Approval of Advisory Agreements

Renewal of Management and Subadvisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of Advanced Series Trust (the Trust, and the series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios and their operations, and performs the various duties imposed on the directors or trustees of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee, and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreements with PGIM Investments LLC (PGIM Investments) and AST Investment Services, Inc. (ASTIS), as applicable,1 and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 15-16, 2020 (the Meeting) and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.2

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of the Manager and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from the Manager and subadviser personnel such as portfolio managers.

The Board determined that the overall arrangements between the Trust and the Manager, which serves as the Trust’s investment manager pursuant to a management agreement, and between the Manager and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with the Manager, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

[1]

PGIM Investments serves as the sole investment manager for the following portfolios: AST AB Global Bond Portfolio, AST American Funds Growth Allocation Portfolio, AST BlackRock 60/40 Target Allocation ETF Portfolio, AST BlackRock 80/20 Target Allocation ETF Portfolio, AST FQ Absolute Return Currency Portfolio, AST Goldman Sachs Global Income Portfolio, AST Neuberger Berman Long/Short Portfolio, AST PIMCO Dynamic Bond Portfolio, AST Prudential Flexible Multi-Strategy Portfolio, AST QMA International Core Equity Portfolio, AST T. Rowe Price Diversified Real Growth Portfolio, and AST Wellington Management Global Bond Portfolio.

When used herein, the term “Manager” refers to (1) PGIM Investments with respect to each Portfolio solely managed by PGIM Investments; and (2) PGIM Investments and ASTIS collectively with respect to each Portfolio jointly managed by PGIM Investments and ASTIS.

[2]

The Board did not consider or renew the management or subadvisory agreements at the Meeting with respect to the AST BlackRock 60/40 Target Allocation ETF Portfolio or the AST BlackRock 80/20 Target Allocation ETF Portfolio, because the Portfolios recently commenced operations and the sole shareholders of the Portfolios and the Board had previously approved the management and subadvisory agreements for the Portfolios for an initial period of two years. The Board noted that it would consider the renewal of the Portfolios’ agreements as part of its annual review of the Trust’s advisory agreements in 2021.

The material factors and conclusions that formed the basis for the Board’s determinations to approve the renewal of the agreements are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by the Manager and each subadviser. The Board considered the services provided by the Manager, including but not limited to the oversight of the subadvisers, the provision of recordkeeping, compliance and other services to the Trust, and the Manager’s role as administrator of the Trust’s liquidity risk management program. With respect to the Manager’s oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (SIRG), a business unit of PGIM Investments, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that the Manager pays the salaries of all of the officers and the interested Trustee of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with each Portfolio’s investment restrictions, policies and procedures. The Board considered the Manager’s evaluation of the subadvisers, as well as the Manager’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s senior management personnel responsible for the oversight of each Portfolio and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to the Manager’s and each subadviser’s organizational structure, senior management, investment operations, and other relevant information pertaining to the Manager and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both the Manager and each subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by the Manager and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by the Manager and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by the Manager

The Board was provided with information on the profitability of the Manager and its affiliates from serving as the Trust’s investment manager. The Board discussed with the Manager the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of the Manager and its affiliates in relation to the services rendered was not unreasonable.

The Board concluded that the level of profitability of a subadviser not affiliated with the Manager may not be as significant as the Manager’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by the Manager and the unaffiliated subadvisers, as well as the fact that the Manager compensates the subadvisers out of its management fee.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as each Portfolio’s assets grow beyond current levels. The Board noted that the management fee schedules for most of the Portfolios of the Trust contain breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at current asset levels the effective fee rates for many of the Portfolios reflected some of these rate reductions. The Board took note that the fee structure for those Portfolios currently results in benefits to Portfolio shareholders whether or not the Manager realizes any economies of scale. The Board considered that economies of scale can be shared with the Portfolios in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Manager’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to the Manager and the Subadvisers

The Board considered potential ancillary benefits that might be received by the Manager, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by the Manager included compensation received by insurance company affiliates of the Manager from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from the Manager’s association with the Trust. The Board also considered information provided by the Manager regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of the Manager at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by the Manager and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional factors and made related conclusions relating to the historical performance of the Portfolios (depending on each Portfolio’s inception date) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2019, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index, and to a universe of mutual funds that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio (the Peer Universe).

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2019. The Board considered the management fee for each Portfolio as compared to the management fee charged by the Manager to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge. To the extent that the Manager deemed appropriate, and for reasons addressed in detail with the Board, the Manager may have provided, and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration. Further, to the extent that it deemed appropriate, and for the reasons summarized below, for certain Portfolios the Board considered information provided by a different, independent third-party provider, JDL Consultants, Inc. (JDL Consultants). The comparisons used by the Board placed the Portfolios in various quartiles over various time periods, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The sections below summarize certain key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of portfolio expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

AST AB Global Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that the Portfolio underperformed its benchmark index over all periods. In that regard, the Board considered the Manager’s assertion that the Peer Universe provided by Broadridge, an independent provider of mutual fund data, is an appropriate tool for comparison of the Portfolio’s performance to other similarly situated funds.

•

The Board noted that the Portfolio does not yet have a five-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST American Funds Growth Allocation Portfolio
Gross Performance	Q4 2019	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st	N/A	N/A	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index for the fourth quarter of 2019 and over the one-year period.

•

The Board noted that the Manager contractually agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to investments in the underlying portfolios managed by the subadviser or an affiliate of the subadviser through June 30, 2021.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 0.92% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board noted that the Portfolio does not yet have a five-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board noted that the Portfolio commenced operations in April 2018, and therefore does not yet have a sufficient performance record against which to evaluate the subadviser’s performance. The Board determined that it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST FQ Absolute Return Currency Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	*	*	*	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•	March 2020 Board meeting, it approved the liquidation of the Portfolio which is expected to be consummated in August 2020.

•

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.22% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles rankings are unavailable because the Peer Universe consists of only four funds.

AST Goldman Sachs Global Income Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that the Portfolio does not yet have a five-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Jennison Global Infrastructure Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: *
Net Total Expenses: *

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	At the March 2020 board meeting, the Board approved the recommendation to liquidate the AST Jennison Global Infrastructure Portfolio.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.26% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*	Note: Quartiles for Actual Management Fees and Net Total Expenses are unavailable because the Peer Group consists of four funds.

AST Neuberger Berman Long/Short Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: N/A
Net Total Expenses: N/A

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and three-year periods.

•

At the March 2020 board meeting, the Board approved the recommendation to liquidate the AST Neuberger Berman Long/Short Portfolio. The Board noted the Manager’s assertion that given Neuberger Berman’s successful long-term performance record managing long/short equities, expansive research coverage, and comprehensive risk management process, the Manager is comfortable retaining this Subadviser until the liquidation of assets is completed.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.420% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST PIMCO Dynamic Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board noted that in September 2018 the Portfolio appointed a new subadviser to replace the Portfolio’s prior subadviser, and information provided by the Manager indicating that the Portfolio’s current subadviser had outperformed the benchmark since taking over portfolio management responsibilities through December 31, 2019.

•

The Board concluded that, in light of the above, it would be prudent to allow the new subadviser time to develop a performance record, and that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Prudential Flexible Multi-Strategy Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 4th Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its custom index over the five-year period, though it underperformed its benchmark index over the remaining periods.

•

The Board considered information provided by the Manager indicating that the Portfolio beat its peer median over the trailing three- and five-year periods through the end of the first quarter of 2020; outperformed its peer median in four out of the last five calendar years; and outperformed its benchmark in three out of five trailing calendar years.

•

The Board noted that the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.15% of the Portfolio’s average daily net assets through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST QMA International Core Equity Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	N/A	N/A
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that the Portfolio’s underperformance during the periods identified above was largely the result of underperformance during one year, 2019. In that regard, the Board noted that when it considered the performance of the Portfolio one year before, the Portfolio ranked in the second quartile of its Peer Universe over the one- and three-year periods ended December 31, 2018.

•	The Board noted that the Portfolio does not yet have a five-year performance record and that, therefore, the subadviser should have more time to develop that record.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST T. Rowe Price Diversified Real Growth Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three- and five-year periods, though it underperformed its benchmark index over the one-year period.

•

The Board also noted that the Manager contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (subject to certain exclusions) do not exceed 1.05% of the Portfolio’s average daily net assets through June 30, 2021.

•	The Board noted that the Manager had contractually agreed to waive 0.0128% of its management fee through June 30, 2021.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

AST Wellington Management Global Bond Portfolio
Gross Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	N/A	N/A
Actual Management Fees: 3rd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-year period though it underperformed its benchmark index over the one-year period.

•

The Board noted that the Portfolio does not yet have a five-year performance record and that, therefore, it would be prudent to allow the subadviser more time to develop its longer-term performance record.

•

The Board concluded that, after considering a variety of information, including the factors set forth above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (888)778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-G

Advanced Series Trust

SEMIANNUAL REPORT	June 30, 2020

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports for other portfolios. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about each portfolio’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2020, were not audited; and accordingly, no auditor’s opinion is expressed on them.

Please note that this report may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

AST BlackRock Corporate Bond Portfolio

AST Dimensional Global Core Allocation Portfolio

AST PIMCO Corporate Bond Portfolio

AST Prudential Corporate Bond Portfolio

AST T. Rowe Price Corporate Bond Portfolio

AST Western Asset Corporate Bond Portfolio

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Advanced Series Trust Table of Contents	Semiannual Report	June 30, 2020

∎	LETTER TO CONTRACT OWNERS

∎	PRESENTATION OF PORTFOLIO HOLDINGS

∎	FEES AND EXPENSES

∎	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Glossary	A1
	AST BlackRock Corporate Bond Portfolio	A2
	AST Dimensional Global Core Allocation Portfolio	A14
	AST PIMCO Corporate Bond Portfolio	A18
	AST Prudential Corporate Bond Portfolio	A28
	AST T. Rowe Price Corporate Bond Portfolio	A36
	AST Western Asset Corporate Bond Portfolio	A44

Section B	Notes to Financial Statements
Section C	Financial Highlights

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

Advanced Series Trust Letter to Contract Owners	Semiannual Report	June 30, 2020

∎	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. Despite today’s uncertainties, we remain strong and ready to serve and support you. This Advanced Series Trust semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 145 years. You can count on our history of financial stability. We are diversified for endurance. Our balanced mix of risks and businesses positions us well to manage through any economic environment. We’ve applied the lessons from decades of challenges to be stronger, because we are committed to keeping our promises to you.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. A strong sense of social responsibility for our clients, our employees, and our communities has been embedded in the company since our founding. It guides our efforts to help our customers achieve peace of mind through financial wellness.

We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin President, Advanced Series Trust

July 31, 2020

Advanced Series Trust Presentation of Portfolio Holdings — unaudited	June 30, 2020

AST BlackRock Corporate Bond
Credit Quality	(% of Net Assets)
AAA	3.2%
AA	3.6%
A	19.5%
BBB	70.3%
BB	3.0%
B	0.4%
Total	100.0%

AST Dimensional Global Core Allocation
Top Holdings	Asset Class	(% of Net Assets	)
DFA U.S. Core Equity 2 Portfolio	Core Equity	30.1%
DFA U.S. Core Equity 1 Portfolio	Core Equity	25.1%
DFA International Core Equity Portfolio	Core Equity	19.8%
DFA Global Core Plus Fixed Income Portfolio	Core Bond	9.9%
DFA Selectively Hedged Global Fixed Income Portfolio	Global Bond	5.0%
DFA Emerging Markets Core Equity Portfolio	Emerging Markets	5.0%

AST PIMCO Corporate Bond
Credit Quality	(% of Net Assets)
AAA	15.6%
AA	6.6%
A	25.5%
BBB	48.8%
BB	3.0%
B	0.5%
Total	100.0%

AST Prudential Corporate Bond
Credit Quality	(% of Net Assets)
AAA	4.4%
AA	1.7%
A	23.0%
BBB	60.2%
BB	4.8%
NR	0.1%
Cash & Equivalents	5.8%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments.

Advanced Series Trust Presentation of Portfolio Holdings — unaudited (continued)	June 30, 2020

AST T. Rowe Price Corporate Bond
Credit Quality	(% of Net Assets)
AAA	4.5%
AA	3.3%
A	21.6%
BBB	67.2%
BB	3.4%
Total	100.0%

AST Western Asset Corporate Bond
Credit Quality	(% of Net Assets)
AAA	2.4%
AA	11.8%
A	40.0%
BBB	38.2%
BB	3.0%
B	0.1%
Cash & Equivalents	4.5%
Total	100.0%

Credit ratings reflect the middle rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated (NR) category consists of securities that have not been rated by a NRSRO. Ratings category may include derivative instruments that could have a negative value. Credit ratings are subject to change.

Advanced Series Trust Fees and Expenses — unaudited	June 30, 2020

As a contract owner investing in Portfolios of the Trust through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2020 through June 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

Advanced Series Trust Portfolios		Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio based on the Six-Month Period	Expenses Paid During the Six-Month Period*

AST BlackRock Corporate Bond	Actual	$1,000.00	$1,066.30	0.60%	$3.08
Portfolio	Hypothetical	$1,000.00	$1,021.88	0.60%	$3.02

AST Dimensional Global	Actual	$1,000.00	$937.00	0.87%	$4.19
Core Allocation Portfolio	Hypothetical	$1,000.00	$1,020.54	0.87%	$4.37

AST PIMCO Corporate	Actual	$1,000.00	$1,034.60	0.60%	$3.04
Bond Portfolio	Hypothetical	$1,000.00	$1,021.88	0.60%	$3.02

AST Prudential Corporate	Actual	$1,000.00	$1,025.50	0.60%	$3.02
Bond Portfolio	Hypothetical	$1,000.00	$1,021.88	0.60%	$3.02

AST T. Rowe Price Corporate	Actual	$1,000.00	$1,036.50	0.60%	$3.04
Bond Portfolio	Hypothetical	$1,000.00	$1,021.88	0.60%	$3.02

AST Western Asset Corporate	Actual	$1,000.00	$1,035.60	0.60%	$3.04
Bond Portfolio	Hypothetical	$1,000.00	$1,021.88	0.60%	$3.02

* Portfolio expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2020, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

Glossary

The following abbreviations are used in the Portfolios’ descriptions:

EUR		Euro
INR		Indian Rupee
JPY		Japanese Yen
USD		US Dollar
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	—	Build America Bonds
CDX	—	Credit Derivative Index

CVT	—	Convertible Security
EMTN	—	Euro Medium Term Note
GMTN	—	Global Medium Term Note
LIBOR	—	London Interbank Offered Rate
LP	—	Limited Partnership
MTN	—	Medium Term Note
OTC	—	Over-the-counter
Q	—	Quarterly payment frequency for swaps
REITs	—	Real Estate Investment Trust
S&P	—	Standard & Poor’s

SEE NOTES TO FINANCIAL STATEMENTS.

A1

AST BLACKROCK CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 99.6%

CORPORATE BONDS — 97.3%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.750%	03/30/30	10	$11,744

Aerospace & Defense — 4.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
4.508%	05/01/23	25	26,416
4.875%	05/01/25	15	16,360
5.805%	05/01/50	10	11,791
5.930%	05/01/60	5	5,873
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/40	5	6,222
L3 Technologies, Inc.,
Gtd. Notes
3.850%	06/15/23	25	26,947
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	30	35,604
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50	5	5,256
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	40	44,680
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	20	24,835
Sr. Unsec’d. Notes, 144A
3.500%	03/15/27	25	28,145

			232,129

Agriculture — 1.4%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	5	5,257
5.950%	02/14/49	20	26,061
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.462%	09/06/29	10	10,654
4.540%	08/15/47	20	21,666
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	5	5,081
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/01/25	15	15,341

			84,060

Auto Manufacturers — 3.8%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.346%	12/08/26	20	18,631
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	10/01/28	30	32,156

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
6.125%	10/01/25		5	$5,618
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23		50	51,009
3.450%	01/14/22		5	5,083
5.250%	03/01/26		28	30,515
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
2.650%	04/06/23		10	10,553
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
1.350%	08/25/23		30	30,554
2.150%	02/13/30		10	10,508
Volkswagen Financial Services AG (Germany),
Sr. Unsec’d. Notes, EMTN
0.875%	04/12/23		EUR 25	27,870

				222,497

Banks — 4.7%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31		5	5,297
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41		10	10,214
Sub. Notes, Series L, MTN
3.950%	04/21/25		80	88,540
BNP Paribas SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	10/24/22		EUR 30	35,891
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	—	(rr)	10	8,930
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31		5	5,165
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—	(rr)	15	13,369
Jr. Sub. Notes, Series X
6.100%(ff)	—	(rr)	25	25,622
Sr. Unsec’d. Notes
4.452%(ff)	12/05/29		25	29,965
Morgan Stanley,
Sub. Notes, GMTN
4.350%	09/08/26		20	23,029
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	—	(rr)	25	25,347

				271,369

Beverages — 2.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		20	23,396
4.900%	02/01/46		10	12,130
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25		40	45,341

SEE NOTES TO FINANCIAL STATEMENTS.

A2

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
4.750%	01/23/29	50	$60,365

			141,232

Biotechnology — 2.0%
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	75	86,018
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	30	31,403

			117,421

Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.242%	02/15/25	5	5,129

Chemicals — 1.3%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.150%	05/15/24	30	32,005
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	13	14,950
LYB International Finance III LLC,
Gtd. Notes
4.200%	10/15/49	5	5,371
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.125%	06/01/24	20	21,529

			73,855

Commercial Services — 1.5%
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.200%	08/15/29	22	23,552
3.750%	06/01/23	50	53,832
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	5	5,171
3.250%	06/01/50	5	5,468

			88,023

Computers — 4.9%
Apple, Inc.,
Sr. Unsec’d. Notes
3.350%	02/09/27	40	45,358
3.850%	08/04/46	15	18,644
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21	50	51,348
6.020%	06/15/26	27	30,889
HP, Inc.,
Sr. Unsec’d. Notes
2.200%	06/17/25	15	15,487
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.300%	05/15/26	100	112,441

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Computers (cont’d.)
NetApp, Inc.,
Sr. Unsec’d. Notes
1.875%	06/22/25	10	$10,138

			284,305

Distribution/Wholesale — 0.4%
HD Supply, Inc.,
Gtd. Notes, 144A
5.375%	10/15/26	25	25,567

Diversified Financial Services — 0.9%
Air Lease Corp.,
Sr. Unsec’d. Notes, MTN
3.000%	02/01/30	5	4,632
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21	50	50,580

			55,212

Electric — 8.0%
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23	10	10,731
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	5	5,098
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60	5	4,791
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24	5	5,374
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29	15	16,179
3.850%	11/15/42	25	29,478
Duke Energy Progress LLC,
First Mortgage
3.450%	03/15/29	25	28,778
Entergy Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/30	10	10,565
Exelon Corp.,
Sr. Unsec’d. Notes
4.700%	04/15/50	5	6,388
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.250%	06/15/22	20	21,146
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30	10	10,459
Sr. Unsec’d. Notes, Series A
2.850%	07/15/22	50	51,880
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	5	5,480

SEE NOTES TO FINANCIAL STATEMENTS.

A3

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
MidAmerican Energy Co.,
First Mortgage
3.150%	04/15/50	15	$16,974
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	20	20,573
2.750%	05/01/25	35	37,895
Northern States Power Co.,
First Mortgage
2.600%	06/01/51	5	5,089
Ohio Power Co.,
Sr. Unsec’d. Notes, Series P
2.600%	04/01/30	5	5,363
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.700%	11/15/28	15	17,589
San Diego Gas & Electric Co.,
First Mortgage
2.500%	05/15/26	25	26,906
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	25	27,483
4.000%	02/01/48	5	5,683
Southern California Edison Co.,
First Mortgage, Series A
4.200%	03/01/29	25	28,904
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
3.450%	09/01/22	25	26,305
4.450%	02/15/44	35	43,855

			468,966

Electronics — 0.2%
Jabil, Inc.,
Sr. Unsec’d. Notes
3.600%	01/15/30	10	10,483

Foods — 0.6%
General Mills, Inc.,
Sr. Unsec’d. Notes
2.875%	04/15/30	5	5,444
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	25	25,339
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	04/13/23	5	5,178

			35,961

Forest Products & Paper — 0.2%
Georgia-Pacific LLC,
Gtd. Notes, 144A
5.400%	11/01/20	10	10,159

Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	5	5,713

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Services — 2.9%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.375%	01/15/25	35	$37,079
3.125%	05/15/50	5	5,194
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	5	5,045
4.250%	12/15/27	35	36,095
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	30	32,281
Sr. Sec’d. Notes
4.125%	06/15/29	20	22,053
5.250%	06/15/49	2	2,395
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	10	10,656
2.900%	05/15/50	5	5,277
4.375%	03/15/42	10	12,592

			168,667

Insurance — 0.2%
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	10,395

Internet — 1.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	5	5,069
2.700%	06/03/60	5	5,100
3.150%	08/22/27	25	28,544
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
4.100%	04/13/25	6	6,738
Expedia Group, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	5	5,313
Gtd. Notes, Series WI
3.250%	02/15/30	5	4,649
Netflix, Inc.,
Sr. Unsec’d. Notes
5.750%	03/01/24	5	5,450

			60,863

Iron/Steel — 0.2%
Nucor Corp.,
Sr. Unsec’d. Notes
2.000%	06/01/25	5	5,178
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
2.400%	06/15/25	5	5,139

			10,317

Machinery-Diversified — 0.7%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	35	38,229

SEE NOTES TO FINANCIAL STATEMENTS.

A4

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Machinery-Diversified (cont’d.)
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.565%	02/15/30	5	$5,250

			43,479

Media — 4.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30	5	5,106
4.750%	03/01/30	8	8,195
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22	25	26,663
4.500%	02/01/24	30	33,182
6.384%	10/23/35	23	30,349
6.484%	10/23/45	10	13,354
Comcast Corp.,
Gtd. Notes
3.150%	02/15/28	100	111,276
4.000%	03/01/48	25	30,606
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22	10	10,536
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	5	5,410

			274,677

Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	5	5,059

Miscellaneous Manufacturing — 2.6%
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	100	104,082
3.450%	05/01/27	10	10,244
4.350%	05/01/50	5	4,950
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
0.375%	09/06/23	EUR 30	34,072

			153,348

Oil & Gas — 4.7%
BP Capital Markets America, Inc.,
Gtd. Notes
2.937%	04/06/23	11	11,640
3.194%	04/06/25	30	32,653
Chevron Corp.,
Sr. Unsec’d. Notes
1.554%	05/11/25	15	15,429
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	33	36,205

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	10	$10,016
3.500%	12/01/29	17	16,435
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.375%	04/15/30	5	5,968
4.950%	04/15/50	5	6,436
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.992%	03/19/25	15	16,294
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	25	26,218
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22	25	25,142
4.400%	07/15/27	25	24,548
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/23	25	26,960
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/48	10	6,781
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.700%	04/15/23	10	10,378
2.850%	04/15/25	5	5,274

			276,377

Packaging & Containers — 0.5%
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	25	29,105

Pharmaceuticals — 8.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.875%	11/14/48	10	13,034
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	60	65,836
3.450%	03/15/22	100	104,028
4.050%	11/21/39	10	11,676
4.250%	11/21/49	2	2,418
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	35	36,236
3.700%	06/06/27	35	39,083
3.794%	05/20/50	5	5,530
Cigna Corp.,
Gtd. Notes
4.125%	11/15/25	25	28,672
4.900%	12/15/48	5	6,580
Sr. Unsec’d. Notes
3.400%	03/15/50	5	5,387
CVS Health Corp.,
Sr. Unsec’d. Notes
3.000%	08/15/26	12	13,106

SEE NOTES TO FINANCIAL STATEMENTS.

A5

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
4.100%	03/25/25	35	$39,571
4.300%	03/25/28	35	40,919
5.050%	03/25/48	17	22,201
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	5	5,162
2.700%	05/28/50	10	10,308
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21	22	22,439
Upjohn, Inc.,
Gtd. Notes, 144A
1.650%	06/22/25	10	10,188

			482,374

Pipelines — 7.0%
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
3.302%	01/15/35	10	11,007
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.875%	03/31/25	20	22,448
Enbridge, Inc. (Canada),
Gtd. Notes
2.900%	07/15/22	25	25,934
3.125%	11/15/29	18	18,858
4.000%	11/15/49	5	5,407
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	30	30,690
4.900%	02/01/24	10	10,851
6.500%	02/01/42	25	27,304
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.000%	10/01/22	15	15,956
Enterprise Products Operating LLC,
Gtd. Notes
4.850%	03/15/44	25	29,028
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.400%	09/01/44	25	29,458
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21	25	25,529
MPLX LP,
Sr. Unsec’d. Notes
4.875%	06/01/25	30	33,479
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	50	51,067
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	10	10,725
Sunoco Logistics Partners Operations LP,
Gtd. Notes
5.400%	10/01/47	5	4,908

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.500%	11/15/23	50	$54,784

			407,433

Real Estate Investment Trusts (REITs) — 6.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.800%	04/15/26	25	28,141
American Tower Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/22	15	15,365
2.750%	01/15/27	20	21,369
4.400%	02/15/26	25	28,791
4.700%	03/15/22	50	53,414
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes, GMTN
3.450%	06/01/25	5	5,573
Camden Property Trust,
Sr. Unsec’d. Notes
2.800%	05/15/30	5	5,404
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	25	26,980
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.300%	07/01/30	5	5,497
4.000%	03/01/27	10	11,367
4.875%	04/15/22	50	53,581
5.250%	01/15/23	75	83,395
Duke Realty LP,
Sr. Unsec’d. Notes
3.050%	03/01/50	10	10,465
Equinix, Inc.,
Sr. Unsec’d. Notes
3.000%	07/15/50	5	4,879
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	5	5,331

			359,552

Retail — 2.0%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	30	33,675
3.350%	04/15/50	5	5,749
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	20	22,335
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45	10	12,907
Target Corp.,
Sr. Unsec’d. Notes
2.250%	04/15/25	20	21,393

SEE NOTES TO FINANCIAL STATEMENTS.

A6

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
Walmart, Inc.,
Sr. Unsec’d. Notes
4.300%	04/22/44	15	$19,819

			115,878

Semiconductors — 6.2%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.950%	01/12/21	25	25,287
2.950%	04/01/25	5	5,407
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	45	48,610
Broadcom, Inc.,
Gtd. Notes, 144A
4.110%	09/15/28	63	68,731
4.700%	04/15/25	40	45,040
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	30	35,403
Lam Research Corp.,
Sr. Unsec’d. Notes
3.800%	03/15/25	25	28,284
4.000%	03/15/29	25	29,670
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/40	5	5,827
3.500%	04/01/50	10	11,441
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.875%	03/01/24	25	28,015
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
4.300%	06/18/29	25	28,477

			360,192

Software — 2.3%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.500%	07/01/29	10	11,222
3.800%	10/01/23	15	16,386
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	11	11,377
4.100%	02/06/37	19	24,494
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	25	26,801
3.850%	04/01/60	10	11,690
4.000%	11/15/47	25	29,607

			131,577

Telecommunications — 7.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	01/15/26	75	84,371
3.950%	01/15/25	3	3,347

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
4.125%	02/17/26	25	$28,427
4.500%	05/15/35	15	17,682
4.500%	03/09/48	10	11,643
CommScope, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/24	25	25,312
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29	40	46,170
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
2.550%	02/15/31	10	10,029
3.500%	04/15/25	5	5,453
3.875%	04/15/30	10	11,107
4.500%	04/15/50	10	11,772
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/24	25	27,640
4.125%	03/16/27	20	23,474
4.329%	09/21/28	10	12,036
4.522%	09/15/48	20	26,447
4.812%	03/15/39	25	32,610
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28	25	29,686

			407,206

Transportation — 2.6%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	5	5,123
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/28	16	18,421
FedEx Corp.,
Gtd. Notes
3.100%	08/05/29	20	21,292
3.800%	05/15/25	5	5,563
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
2.900%	06/15/26	34	37,528
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	02/05/70	5	5,609
3.950%	09/10/28	50	59,325

			152,861

Trucking & Leasing — 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	07/15/25	25	27,260
4.125%	08/01/23	25	26,689

			53,949

SEE NOTES TO FINANCIAL STATEMENTS.

A7

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Water — 0.5%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
5.125%	05/24/22	EUR	25	$30,600

TOTAL CORPORATE BONDS (cost $5,446,990)				5,677,734

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Bonds
1.250%	05/15/50		87	84,014
U.S. Treasury Notes
0.625%	05/15/30		52	51,339

TOTAL U.S. TREASURY OBLIGATIONS (cost $133,423)				135,353

TOTAL LONG-TERM INVESTMENTS (cost $5,580,413)				5,813,087

			Shares

SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $89,836)(w)			89,836	89,836

TOTAL INVESTMENTS — 101.1% (cost $5,670,249)				5,902,923
Liabilities in excess of other assets(z) — (1.1)%				(65,014)

NET ASSETS — 100.0%				$5,837,909

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Sep. 2020	$441,656	$208
1	10 Year U.S. Treasury Notes	Sep. 2020	139,172	330

				538

Short Positions:
1	5 Year U.S. Treasury Notes	Sep. 2020	125,742	(255)
2	Euro Schatz Index	Sep. 2020	251,979	(226)

				(481)

				$57

Forward foreign currency exchange contract outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation Depreciation	Unrealized
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 07/06/20	Goldman Sachs International	EUR 114	$127,794	$128,095	$301	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A8

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Forward foreign currency exchange contract outstanding at June 30, 2020 (continued):

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Euro,
Expiring 07/06/20	UBS AG	EUR 115	$128,006	$129,219	$—	$(1,213)
Expiring 08/05/20	Goldman Sachs International	EUR 114	127,876	128,181	—	(305)

			$255,882	$257,400	—	(1,518)

					$301	$(1,518)

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at June 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/20	1.000	%(Q)	30	2.393%	$(191)	$102	$(293)	BNP Paribas S.A.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$102	$—	$—	$(293)

SEE NOTES TO FINANCIAL STATEMENTS.

A9

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
HSBC Securities (USA) Inc.	$4,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Corporate Bonds	$—	$5,677,734	$—
U.S. Treasury Obligations	—	135,353	—
Affiliated Mutual Fund	89,836	—	—

Total	$89,836	$5,813,087	$—

Other Financial Instruments*
Assets
Futures Contracts	$538	$—	$—
OTC Forward Foreign Currency Exchange Contract	—	301	—

Total	$538	$301	$—

Liabilities
Futures Contracts	$(481)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(1,518)	—
OTC Credit Default Swap Agreement	—	(191)	—

Total	$(481)	$(1,709)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Pharmaceuticals	8.3%
Electric	8.0
Pipelines	7.0
Telecommunications	7.0
Semiconductors	6.2
Real Estate Investment Trusts (REITs)	6.2
Computers	4.9
Oil & Gas	4.7
Media	4.7
Banks	4.7
Aerospace & Defense	4.0
Auto Manufacturers	3.8
Healthcare-Services	2.9
Miscellaneous Manufacturing	2.6

Transportation	2.6%
Beverages	2.4
U.S. Treasury Obligations	2.3
Software	2.3
Biotechnology	2.0
Retail	2.0
Affiliated Mutual Fund	1.5
Commercial Services	1.5
Agriculture	1.4
Chemicals	1.3
Internet	1.0
Diversified Financial Services	0.9
Trucking & Leasing	0.9
Machinery-Diversified	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

A10

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Foods	0.6%
Water	0.5
Packaging & Containers	0.5
Distribution/Wholesale	0.4
Advertising	0.2
Electronics	0.2
Insurance	0.2
Iron/Steel	0.2

Forest Products & Paper	0.2%
Gas	0.1
Building Materials	0.1
Mining	0.1

101.1
Liabilities in excess of other assets	(1.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$102		—	$—
Credit contracts	—	—		Unrealized depreciation on OTC swap agreements	293
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	301		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,518
Interest rate contracts	Due from/to broker-variation margin futures	538	*	Due from/to broker-variation margin futures	481	*

		$941			$2,292

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$(469)
Foreign exchange contracts	—	(149)	—
Interest rate contracts	(7,206)	—	—

Total	$(7,206)	$(149)	$(469)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$258
Foreign exchange contracts	—	1,057	—
Interest rate contracts	(2,662)	—	—

Total	$(2,662)	$1,057	$258

SEE NOTES TO FINANCIAL STATEMENTS.

A11

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$605,057	$423,923	$85,627

Forward Foreign Currency Exchange Contracts—Sold(2)	Credit Default Swap Agreements— Buy Protection(1)
$215,089	$65,000

Credit Default Swap Agreements— Sell Protection(1)
$20,000

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BNP Paribas S.A.	$102	$(293)	$(191)	$—	$(191)
Goldman Sachs International	301	(305)	(4)	—	(4)
UBS AG	—	(1,213)	(1,213)	—	(1,213)

	$403	$(1,811)	$(1,408)	$—	$(1,408)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A12

AST BLACKROCK CORPORATE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $5,580,413)	$5,813,087
Affiliated investments (cost $89,836)	89,836
Foreign currency, at value (cost $19)	18
Dividends and interest receivable	50,152
Receivable for investments sold	11,366
Deposit with broker for centrally cleared/exchange-traded derivatives	4,000
Due from Manager	1,299
Unrealized appreciation on OTC forward foreign currency exchange contracts	301
Premiums paid for OTC swap agreements	102
Prepaid expenses	1,238

Total Assets	5,971,399

LIABILITIES
Payable for investments purchased	91,377
Accrued expenses and other liabilities	39,833
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,518
Affiliated transfer agent fee payable	378
Unrealized depreciation on OTC swap agreements	293
Due to broker-variation margin futures	57
Payable for Portfolio shares repurchased	34

Total Liabilities	133,490

NET ASSETS	$5,837,909

Net assets were comprised of:
Partners’ Equity	$5,837,909

Net asset value and redemption price per share, $5,837,909 / 541,778 outstanding shares of beneficial interest	$10.78

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$74,551
Affiliated dividend income	515

Total income	75,066

EXPENSES
Management fee	14,419
Custodian and accounting fees	25,895
Audit fee	20,586
Legal fees and expenses	5,227
Trustees’ fees	4,774
Shareholders’ reports	3,979
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,460
Miscellaneous	5,839

Total expenses	84,179
Less: Fee waiver and/or expense reimbursement	(67,932)

Net expenses	16,247

NET INVESTMENT INCOME (LOSS)	58,819

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	91,427
Futures transactions	(7,206)
Forward currency contract transactions	(149)
Swap agreements transactions	(469)

83,603

Net change in unrealized appreciation (depreciation) on:
Investments	212,760
Futures	(2,662)
Forward currency contracts	1,057
Swap agreements	258
Foreign currencies	(12)

211,401

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	295,004

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$353,823

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	August 19, 2019* through December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$58,819	$40,801
Net realized gain (loss) on investment and foreign currency transactions	83,603	(4,212)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	211,401	19,834

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	353,823	56,423

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [14,480 and 527,655 shares, respectively]	152,841	5,278,504
Portfolio shares repurchased [337 and 20 shares, respectively]	(3,474)	(208)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	149,367	5,278,296

TOTAL INCREASE (DECREASE)	503,190	5,334,719
NET ASSETS:
Beginning of period	5,334,719	—

End of period	$5,837,909	$5,334,719

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A13

AST DIMENSIONAL GLOBAL CORE ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Shares	Value

LONG-TERM INVESTMENTS — 94.9%
UNAFFILIATED FUNDS**
DFA Emerging Markets Core Equity Portfolio	19,279	$359,937
DFA Global Core Plus Fixed Income Portfolio	67,739	719,384
DFA International Core Equity Portfolio	122,120	1,433,691
DFA Selectively Hedged Global Fixed Income Portfolio	37,631	363,886
DFA U.S. Core Equity 1 Portfolio	76,597	1,817,657
DFA U.S. Core Equity 2 Portfolio	101,943	2,180,563

TOTAL LONG-TERM INVESTMENTS (cost $6,390,064)		6,875,118

SHORT-TERM INVESTMENT — 4.9%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $351,991)(w)	351,991	351,991

TOTAL INVESTMENTS — 99.8% (cost $6,742,055)		7,227,109
Other assets in excess of liabilities(z) — 0.2%		14,985

NET ASSETS — 100.0%		$7,242,094

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

**	Investments are affiliated with the Subadvisor.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
23	S&P 500 E-Mini Index	Sep. 2020	$355,373	$(4,067)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$27,600	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A14

AST DIMENSIONAL GLOBAL CORE ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Unaffiliated Funds	$6,875,118	$—	$—
Affiliated Mutual Fund	351,991	—	—

Total	$7,227,109	$—	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(4,067)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Unaffiliated Funds	94.9%
Affiliated Mutual Fund	4.9

99.8
Other assets in excess of liabilities	0.2

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	—	$—	Due from/to broker-variation margin futures	$4,067	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(590)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(4,180)

SEE NOTES TO FINANCIAL STATEMENTS.

A15

AST DIMENSIONAL GLOBAL CORE ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$163,490

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A16

AST DIMENSIONAL GLOBAL CORE ALLOCATION PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $6,390,064)	$6,875,118
Affiliated investments (cost $351,991)	351,991
Deposit with broker for centrally cleared/exchange-traded derivatives	27,600
Receivable for Portfolio shares sold	8,065
Due from broker-variation margin futures	4,888
Due from Manager	1,354
Prepaid expenses and other assets	4,079

Total Assets	7,273,095

LIABILITIES
Audit fee payable	16,278
Custodian and accounting fees payable	10,301
Shareholders’ reports payable	3,407
Affiliated transfer agent fee payable	378
Distribution fee payable	292
Accrued expenses and other liabilities	210
Payable for Portfolio shares repurchased	135

Total Liabilities	31,001

NET ASSETS	$7,242,094

Net assets were comprised of:
Partners’ Equity	$7,242,094

Net asset value and redemption price per share, $7,242,094 / 748,563 outstanding shares of beneficial interest	$9.67

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$38,023
Affiliated dividend income	1,095

Total income	39,118

EXPENSES
Management fee	12,585
Distribution fee	4,610
Custodian and accounting fees	14,214
Audit fee	12,978
Legal fees and expenses	7,149
Trustees’ fees	4,774
Shareholders’ reports	3,979
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,445
Commitment fee on syndicated credit agreement	882
Miscellaneous	2,534

Total expenses	67,150
Less: Fee waiver and/or expense reimbursement	(55,518)

Net expenses	11,632

NET INVESTMENT INCOME (LOSS)	27,486

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(589,434)
Futures transactions	(590)

(590,024)

Net change in unrealized appreciation (depreciation) on:
Investments	479,841
Futures	(4,180)

475,661

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	(114,363)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(86,877)

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	November 18, 2019* through December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$27,486	$4,561
Net realized gain (loss) on investment transactions	(590,024)	—
Net change in unrealized appreciation (depreciation) on investments	475,661	5,326

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(86,877)	9,887

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [973,124 and 112,411 shares, respectively]	8,937,141	1,150,110
Portfolio shares repurchased [336,924 and 48 shares, respectively]	(2,767,686)	(481)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	6,169,455	1,149,629

TOTAL INCREASE (DECREASE)	6,082,578	1,159,516
NET ASSETS:
Beginning of period	1,159,516	—

End of period	$7,242,094	$1,159,516

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A17

AST PIMCO CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 87.9%

CORPORATE BONDS — 81.8%
Aerospace & Defense — 0.4%
Spirit AeroSystems, Inc.,
Gtd. Notes
4.600%	06/15/28		25	$20,220

Airlines — 1.7%
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29		50	50,625
JetBlue 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
2.750%	11/15/33		49	46,816

				97,441

Auto Manufacturers — 2.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN
1.744%	07/19/24	EUR	100	101,223
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36		25	26,918

				128,141

Banks — 8.0%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.000%	04/01/24		20	22,189
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23		25	25,855
4.075%(ff)	04/23/29		40	45,643
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.691%(ff)	06/05/28		50	55,908
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.900%	07/15/25		25	28,290
4.203%(ff)	07/23/29		50	58,508
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
4.500%	07/17/25		50	54,184
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26		25	25,581
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
1.995%(c)	07/19/23		20	19,875
Sr. Unsec’d. Notes
3.364%	07/12/27		50	55,063
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.196%(ff)	06/17/27		30	32,470
3.300%	09/09/24		33	36,077

				459,643

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages — 1.7%
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	75	$83,850
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	10	13,371

			97,221

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	10	13,307

Building Materials — 0.6%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/29	35	37,312

Commercial Services — 1.9%
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	60	68,648
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	40	42,491

			111,139

Computers — 2.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.950%	09/11/49	25	27,364
3.200%	05/11/27	30	33,969
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.900%	10/01/26	50	55,062
5.300%	10/01/29	5	5,525

			121,920

Diversified Financial Services — 1.4%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23	25	23,381
Credit Acceptance Corp.,
Gtd. Notes, 144A
5.125%	12/31/24	15	14,535
Synchrony Financial,
Sr. Unsec’d. Notes
3.950%	12/01/27	40	41,498

			79,414

Electric — 9.1%
Ameren Corp.,
Sr. Unsec’d. Notes
2.500%	09/15/24	50	53,054
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes, Series J
4.300%	12/01/28	45	52,862

SEE NOTES TO FINANCIAL STATEMENTS.

A18

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.800%	06/01/29	10	$11,618
Black Hills Corp.,
Sr. Unsec’d. Notes
3.050%	10/15/29	25	26,552
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.950%	03/01/30	36	38,429
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	12/01/45	10	12,384
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	50	50,514
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	5	5,571
3.950%	06/15/25	35	39,364
Nevada Power Co.,
General Ref. Mortgage, Series DD
2.400%	05/01/30	50	53,202
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
3.250%	04/01/26	60	67,091
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	20	24,443
Southern California Edison Co.,
First Mortgage
2.850%	08/01/29	40	42,391
First Ref. Mortgage, Series B
2.400%	02/01/22	50	50,773

			528,248

Electronics — 0.4%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.875%	01/12/28	5	5,244
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	15	16,067

			21,311

Foods — 1.3%
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.950%	03/15/25	45	50,557
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25	25	26,619

			77,176

Gas — 1.0%
Southern California Gas Co.,
First Mortgage, Series WW
3.950%	02/15/50	45	55,197

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Healthcare-Products — 2.1%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
3.750%	03/01/26	40	$45,395
Stryker Corp.,
Sr. Unsec’d. Notes
3.650%	03/07/28	30	34,519
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.950%	09/19/26	40	44,200

			124,114

Healthcare-Services — 1.4%
CommonSpirit Health,
Sr. Sec’d. Notes
3.347%	10/01/29	20	20,588
HCA, Inc.,
Gtd. Notes
5.375%	09/01/26	5	5,438
Sr. Sec’d. Notes
4.125%	06/15/29	25	27,567
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.950%	12/01/29	25	26,502

			80,095

Insurance — 0.3%
Protective Life Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	01/15/30	15	15,386

Iron/Steel — 0.8%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
3.600%	07/16/24	20	19,796
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	25	26,200

			45,996

Lodging — 0.8%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	40	39,730
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	10	8,397

			48,127

Machinery-Diversified — 0.6%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.400%	03/15/24	35	37,015

Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.200%	03/15/28	30	33,600
5.375%	05/01/47	20	23,613

SEE NOTES TO FINANCIAL STATEMENTS.

A19

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	25	$28,638
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	15	16,494
Discovery Communications LLC,
Gtd. Notes
5.200%	09/20/47	10	11,613
5.300%	05/15/49	10	12,188

			126,146

Mining — 0.7%
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
4.125%	03/12/24	15	16,078
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	15	15,828
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.875%	04/23/45	5	6,453

			38,359

Miscellaneous Manufacturing — 0.9%
General Electric Co.,
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	50	52,384

Oil & Gas — 4.5%
BP Capital Markets America, Inc.,
Gtd. Notes
4.234%	11/06/28	50	58,327
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	35	37,335
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	10	9,668
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	10	10,233
Hess Corp.,
Sr. Unsec’d. Notes
7.300%	08/15/31	5	5,828
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24	40	34,195
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	25	22,806
Shell International Finance BV (Netherlands),
Gtd. Notes
2.000%	11/07/24	50	52,359

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.700%	09/15/26	25	$26,431

			257,182

Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
4.080%	12/15/47	20	20,815

Packaging & Containers — 0.8%
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	25	29,105
4.900%	03/15/29	15	17,853

			46,958

Pharmaceuticals — 4.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.400%	11/06/42	25	30,119
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29	40	46,168
3.875%	08/15/25	40	45,531
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	40	44,923
5.125%	07/20/45	15	19,353
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.750%	08/14/50	10	10,505
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	40	44,424
Zoetis, Inc.,
Sr. Unsec’d. Notes
3.900%	08/20/28	30	35,370

			276,393

Pipelines — 9.3%
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	40	43,894
Enbridge, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.500%
0.881%(c)	02/18/22	50	49,941
Energy Transfer Operating LP,
Gtd. Notes
4.200%	04/15/27	100	104,645
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	02/15/21	20	20,284
3.125%	07/31/29	20	21,424
4.250%	02/15/48	15	16,501
4.900%	05/15/46	5	5,843

SEE NOTES TO FINANCIAL STATEMENTS.

A20

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes
5.200%	03/01/48	5	$6,024
5.300%	12/01/34	35	40,236
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	25	26,813
ONEOK, Inc.,
Gtd. Notes
4.350%	03/15/29	50	52,391
5.200%	07/15/48	15	14,948
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.650%	10/15/25	10	10,680
5.150%	06/01/42	15	14,597
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	25	23,100
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	25	26,811
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.500%	03/01/30	15	14,438
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	10	10,268
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	30	32,752

			535,590

Private Equity — 0.5%
Carlyle Finance Subsidiary LLC,
Gtd. Notes, 144A
3.500%	09/19/29	26	27,074

Real Estate Investment Trusts (REITs) — 4.3%
Boston Properties LP,
Sr. Unsec’d. Notes
2.900%	03/15/30	50	52,260
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.200%	02/15/49	10	13,242
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.750%	06/01/28	50	55,435
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series E
4.000%	06/15/25	40	41,456
Physicians Realty LP,
Gtd. Notes
4.300%	03/15/27	5	5,225
VEREIT Operating Partnership LP,
Gtd. Notes
4.875%	06/01/26	50	55,251

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
7.375%	03/15/32	20	$27,420

			250,289

Retail — 0.5%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.875%	02/15/44	10	13,659
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.600%	05/26/45	10	12,417

			26,076

Semiconductors — 5.6%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	20	21,604
Broadcom, Inc.,
Gtd. Notes, 144A
4.110%	09/15/28	52	56,731
KLA Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/29	35	41,303
5.000%	03/15/49	50	65,803
Marvell Technology Group Ltd.,
Sr. Unsec’d. Notes
4.200%	06/22/23	35	37,679
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	10	11,201
5.327%	02/06/29	15	17,924
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.200%	09/16/26	20	22,648
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.150%	05/01/27	25	26,429
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.250%	05/20/27	20	22,671

			323,993

Software — 3.3%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	50	53,653
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/26	25	27,662
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28	40	47,035
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/30	25	27,811

SEE NOTES TO FINANCIAL STATEMENTS.

A21

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27	35	$37,023

			193,184

Telecommunications — 4.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/31	100	103,946
3.800%	02/15/27	40	44,905
4.250%	03/01/27	45	51,387
4.550%	03/09/49	15	17,681
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29	25	29,849
5.500%	03/16/47	10	14,747

			262,515

Toys/Games/Hobbies — 0.9%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	50	52,357

Transportation — 0.6%
CSX Corp.,
Sr. Unsec’d. Notes
4.300%	03/01/48	10	12,476
FedEx Corp.,
Gtd. Notes
4.100%	02/01/45	10	10,142
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	10	11,749

			34,367

TOTAL CORPORATE BONDS (cost $4,562,698)			4,722,105

MUNICIPAL BONDS — 0.9%
California — 0.2%
San Francisco, CA, Public Utilities Commission Water Revenue,
Taxable, Revenue Bonds, Series A
2.803%	11/01/31	10	10,873

Massachusetts — 0.2%
Commonwealth of Massachusetts,
General Obligation Limited, Taxable, Series H
2.900%	09/01/49	10	10,750

New York — 0.5%
Port Authority of New York & New Jersey,
Revenue Bonds
6.040%	12/01/29	25	33,380

TOTAL MUNICIPAL BONDS (cost $52,161)			55,003

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
2.000%	02/15/50	40	45,781
2.250%	08/15/49	30	35,931

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (continued)
2.375%	11/15/49	43	$53,065
U.S. Treasury Notes
0.625%	05/15/30	135	134,578
1.750%	07/31/21	30	30,510

TOTAL U.S. TREASURY OBLIGATIONS (cost $289,562)			299,865

TOTAL LONG-TERM INVESTMENTS (cost $4,904,421)			5,076,973

		Shares

SHORT-TERM INVESTMENTS — 14.2%

AFFILIATED MUTUAL FUND — 2.1%
PGIM Core Ultra Short Bond Fund (cost $119,993)(w)		119,993	119,993

Interest Rate	Maturity Date	Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 8.6%
Federal Home Loan Bank
0.115%	07/22/20	100	99,993
0.133%	07/24/20	100	99,991
0.140%	09/25/20	100	99,958
0.270%	09/15/20	200	199,927

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $499,837)			499,869

U.S. TREASURY OBLIGATIONS(n) — 3.5%
U.S. Treasury Bills
0.100%	07/30/20	100	99,990
0.130%	07/16/20	100	99,995

TOTAL U.S. TREASURY OBLIGATIONS (cost $199,987)			199,985

TOTAL SHORT-TERM INVESTMENTS (cost $819,817)			819,847

TOTAL INVESTMENTS—102.1% (cost $5,724,238)			5,896,820
Liabilities in excess of other assets(z) — (2.1)%			(120,951)

NET ASSETS — 100.0%			$5,775,869

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2020.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A22

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
2	5 Year U.S. Treasury Notes	Sep. 2020	$251,484	$(549)

Forward foreign currency exchange contracts outstanding at June 30, 2020:

Purchase Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 08/17/20	Barclays Bank PLC	EUR 8	$9,043	$8,998	$—	$(45)
Indian Rupee,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR 944	12,364	12,392	28	—
Japanese Yen,
Expiring 08/17/20	Barclays Bank PLC	JPY 4,200	39,306	38,921	—	(385)

			$60,713	$60,311	28	(430)

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 08/17/20	Citibank, N.A.	EUR 100	$108,122	$112,469	$—	$(4,347)

					$28	$(4,777)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$7,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Corporate Bonds	$—	$4,722,105	$—
Municipal Bonds	—	55,003	—

SEE NOTES TO FINANCIAL STATEMENTS.

A23

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Affiliated Mutual Fund	$119,993	$—	$—
U.S. Government Agency Obligations	—	499,869	—
U.S. Treasury Obligations	—	499,850	—

Total	$119,993	$5,776,827	$—

Other Financial Instruments*
Assets
OTC Forward Foreign Currency Exchange Contract	$—	$28	$—

Liabilities
Futures Contracts	$(549)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(4,777)	—

Total	$(549)	$(4,777)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Pipelines	9.3%
Electric	9.1
U.S. Treasury Obligations	8.7
U.S. Government Agency Obligations	8.6
Banks	8.0
Semiconductors	5.6
Pharmaceuticals	4.8
Telecommunications	4.5
Oil & Gas	4.5
Real Estate Investment Trusts (REITs)	4.3
Software	3.3
Auto Manufacturers	2.2
Media	2.2
Healthcare-Products	2.1
Computers	2.1
Affiliated Mutual Fund	2.1
Commercial Services	1.9
Airlines	1.7
Beverages	1.7
Healthcare-Services	1.4
Diversified Financial Services	1.4
Foods	1.3

Gas	1.0%
Municipal Bonds	0.9
Miscellaneous Manufacturing	0.9
Toys/Games/Hobbies	0.9
Lodging	0.8
Packaging & Containers	0.8
Iron/Steel	0.8
Mining	0.7
Building Materials	0.6
Machinery-Diversified	0.6
Transportation	0.6
Private Equity	0.5
Retail	0.5
Electronics	0.4
Oil & Gas Services	0.4
Aerospace & Defense	0.4
Insurance	0.3
Biotechnology	0.2

102.1
Liabilities in excess of other assets	(2.1)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, interest rate contracts risk and foreign exchange contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

SEE NOTES TO FINANCIAL STATEMENTS.

A24

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$28	Unrealized depreciation on OTC forward foreign currency exchange contracts	$4,777
Interest rate contracts	—	—	Due from/to broker-variation margin futures	549	*

		$28		$5,326

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$489
Foreign exchange contracts	—	(2,959)	—
Interest rate contracts	(23,493)	—	—

Total	$(23,493)	$(2,959)	$489

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value		Futures	Forward Currency Exchange Contracts
Foreign exchange contracts		$—	$(5,342)
Interest rate contracts		(1,750)	—

Total		$(1,750)	$(5,342)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$330,047	$71,255

Forward Foreign Currency Exchange Contracts—Sold(2)
$84,878

Credit Default Swap Agreements— Sell Protection(1)
$66,667

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A25

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Barclays Bank PLC	$—	$(430)	$(430)	$—	$(430)
Citibank, N.A.	—	(4,347)	(4,347)	—	(4,347)
JPMorgan Chase Bank, N.A.	28	—	28	—	28

	$28	$(4,777)	$(4,749)	$—	$(4,749)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Portfolio is limited to the market value of financial instruments/transactions and the Portfolio’s OTC derivative exposure by counterparty.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

AST PIMCO CORPORATE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $5,604,245)	$5,776,827
Affiliated investments (cost $119,993)	119,993
Foreign currency, at value (cost $394)	390
Receivable for investments sold	56,843
Interest receivable	43,071
Deposit with broker for centrally cleared/exchange-traded derivatives	7,000
Due from broker-variation margin futures	4,511
Due from Manager	1,166
Unrealized appreciation on OTC forward foreign currency exchange contracts	28
Prepaid expenses	115

Total Assets	6,009,944

LIABILITIES
Payable for investments purchased	185,165
Audit fee payable	29,127
Custodian and accounting fees payable	14,113
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,777
Accrued expenses and other liabilities	477
Affiliated transfer agent fee payable	378
Payable for Portfolio shares repurchased	38

Total Liabilities	234,075

NET ASSETS	$5,775,869

Net assets were comprised of:
Partners’ Equity	$5,775,869

Net asset value and redemption price per share, $5,775,869 / 552,204 shares of beneficial interest issued and outstanding	$10.46

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$73,165
Affiliated dividend income	601

Total income	73,766

EXPENSES
Management fee	14,298
Custodian and accounting fees	22,757
Audit fee	22,377
Legal fees and expenses	6,701
Trustees’ fees	4,774
Shareholders’ reports	3,465
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,457
Miscellaneous	5,685

Total expenses	83,514
Less: Fee waiver and/or expense reimbursement	(67,404)

Net expenses	16,110

NET INVESTMENT INCOME (LOSS)	57,656

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	31,802
Futures transactions	(23,493)
Forward currency contract transactions	(2,959)
Swap agreements transactions	489
Foreign currency transactions	707

6,546

Net change in unrealized appreciation (depreciation) on:
Investments	145,647
Futures	(1,750)
Forward currency contracts	(5,342)
Foreign currencies	11

138,566

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	145,112

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$202,768

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	August 19, 2019* through December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$57,656	$39,458
Net realized gain (loss) on investment and foreign currency transactions	6,546	(13,158)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	138,566	28,729

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	202,768	55,029

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [26,624 and 525,965 shares, respectively]	260,952	5,261,008
Portfolio shares repurchased [366 and 19 shares, respectively]	(3,696)	(192)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	257,256	5,260,816

TOTAL INCREASE (DECREASE)	460,024	5,315,845
NET ASSETS:
Beginning of period	5,315,845	—

End of period	$5,775,869	$5,315,845

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A27

AST PRUDENTIAL CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 93.3%

CORPORATE BONDS — 85.8%
Aerospace & Defense — 2.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50	50	$45,371
7.950%	08/15/24	50	59,995
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	50	53,008

			158,374

Agriculture — 2.4%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.789%	09/06/24	150	157,754

Airlines — 1.3%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.800%	04/19/23	50	44,471
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates
2.700%	11/01/33	45	40,531

			85,002

Apparel — 0.1%
Ralph Lauren Corp.,
Sr. Unsec’d. Notes
1.700%	06/15/22	5	5,082

Auto Manufacturers — 1.4%
General Motors Financial Co., Inc.,
Gtd. Notes
3.150%	06/30/22	90	91,465

Banks — 12.3%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	175	197,689
Citigroup, Inc.,
Sub. Notes
4.300%	11/20/26	150	170,564
FNB Corp.,
Sr. Unsec’d. Notes
2.200%	02/24/23	15	14,865
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	180	203,543
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	135	153,633
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	60	61,983

			802,277

Beverages — 2.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	32	38,815

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	15	$20,056
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.417%	05/25/25	80	92,246

			151,117

Biotechnology — 0.6%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	11/15/41	30	39,668

Building Materials — 1.3%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.242%	02/15/25	25	25,644
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	40	43,495
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	15	16,289

			85,428

Chemicals — 0.5%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.800%	05/15/49	30	35,610

Commercial Services — 3.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	50	48,289
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	100	112,570
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29	40	43,748

			204,607

Computers — 1.4%
Genpact Luxembourg Sarl,
Gtd. Notes
3.375%	12/01/24	90	93,026

Diversified Financial Services — 1.0%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	50	53,997
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	10	10,141

			64,138

SEE NOTES TO FINANCIAL STATEMENTS.

A28

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric — 12.0%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.750%	12/01/47	100	$115,416
Ameren Illinois Co.,
First Mortgage
4.500%	03/15/49	40	52,637
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	20	20,393
DTE Energy Co.,
Sr. Unsec’d. Notes, Series D
3.700%	08/01/23	50	53,995
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	25	27,521
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	40	43,977
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.250%	06/01/25	45	48,533
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B
2.650%	09/15/29	40	42,235
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.600%	04/01/29	50	55,998
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24	50	56,201
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	50	51,433
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49	15	16,317
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	45	48,980
San Diego Gas & Electric Co.,
First Mortgage
5.350%	05/15/35	40	52,470
Southern California Edison Co.,
First Ref. Mortgage
5.500%	03/15/40	10	13,002
Southwestern Public Service Co.,
First Mortgage
3.750%	06/15/49	30	34,838
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	50	51,717

			785,663

Foods — 2.2%
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48	55	72,070

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Foods (cont’d.)
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	10/03/21	50	$49,399
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
5.100%	09/28/48	15	19,260

			140,729

Gas — 0.3%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	15	16,366

Healthcare-Services — 3.9%
Duke University Health System, Inc.,
Sr. Unsec’d. Notes
3.920%	06/01/47	25	30,934
HCA, Inc.,
Sr. Sec’d. Notes
5.000%	03/15/24	110	122,290
Orlando Health Obligated Group,
Unsec’d. Notes
4.089%	10/01/48	25	28,057
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	50	53,045
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/50	20	21,107

			255,433

Home Builders — 0.6%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	35	36,467

Machinery-Diversified — 0.5%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%(cc)	09/15/28	30	33,417

Media — 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	50	50,750
4.800%	03/01/50	20	22,757
Comcast Corp.,
Gtd. Notes
4.950%	10/15/58	50	71,316
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	08/15/27	50	54,980
Walt Disney Co. (The),
Gtd. Notes
6.400%	12/15/35	31	46,549

			246,352

SEE NOTES TO FINANCIAL STATEMENTS.

A29

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Mining — 1.8%
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	25	$27,306
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	15	15,828
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.125%	10/01/35	40	45,464
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	25	26,603

			115,201

Miscellaneous Manufacturing — 2.4%
Hillenbrand, Inc.,
Gtd. Notes
4.500%(cc)	09/15/26	100	102,905
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29	50	54,895

			157,800

Oil & Gas — 9.3%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	30	25,810
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	50	53,335
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28	50	44,146
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	75	75,116
Energen Corp.,
Sr. Unsec’d. Notes
4.625%	09/01/21	30	30,182
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	12/15/26	50	57,810
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.900%	11/15/24	50	50,365
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.119%(s)	10/10/36	50	21,204
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.490%	01/23/27	20	18,247
Phillips 66,
Gtd. Notes
2.150%	12/15/30	35	33,978
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	10	10,200

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.700%	04/15/23	125	$129,723
4.000%	04/01/29	50	55,728

			605,844

Pharmaceuticals — 6.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	60	65,836
4.050%	11/21/39	15	17,512
4.250%	11/21/49	25	30,223
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
7.150%	06/15/23	50	59,177
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39	50	63,549
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	70	82,814
CVS Health Corp.,
Sr. Unsec’d. Notes
5.050%	03/25/48	50	65,296
Mylan NV,
Gtd. Notes
3.950%	06/15/26	30	33,517
5.250%	06/15/46	7	8,622
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40	5	5,363
4.000%	06/22/50	5	5,347

			437,256

Pipelines — 6.8%
Colonial Enterprises, Inc.,
Gtd. Notes, 144A
3.250%	05/15/30	30	32,504
Energy Transfer Operating LP,
Gtd. Notes
6.250%	04/15/49	60	63,934
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	70	73,406
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	30	30,346
MPLX LP,
Sr. Unsec’d. Notes
5.500%	02/15/49	40	44,309
ONEOK, Inc.,
Gtd. Notes
4.350%	03/15/29	50	52,391
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
2.450%	12/15/24	50	51,525
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	20	19,445

SEE NOTES TO FINANCIAL STATEMENTS.

A30

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
3.600%	05/15/25	50	$46,200
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30	25	26,707
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.250%(cc)	02/01/50	5	4,330

			445,097

Real Estate Investment Trusts (REITs) — 1.2%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	50	50,330
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27	25	25,869

			76,199

Retail — 0.9%
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	25	27,131
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	30	34,839

			61,970

Semiconductors — 0.9%
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.875%	03/01/24	50	56,030

Telecommunications — 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.150%	02/15/50	80	102,036
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	04/15/50	5	5,886
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.000%	03/22/50	15	19,101

			127,023

Transportation — 0.5%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.950%	08/15/59	25	29,372

TOTAL CORPORATE BONDS (cost $5,428,617)			5,599,767

MUNICIPAL BONDS — 3.1%
Arizona — 0.6%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	30	41,299

Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (continued)
Illinois — 1.5%
State of Illinois,
General Obligation Unlimited, Taxable, Pension
5.100%	06/01/33	100	$101,475

Missouri — 0.4%
Health & Educational Facilities Authority of the State of Missouri, Taxable, Revenue Bonds, Series A
3.652%	08/15/57	20	24,732

Pennsylvania — 0.6%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	25	38,589

TOTAL MUNICIPAL BONDS (cost $203,758)			206,095

U.S. TREASURY OBLIGATION(k) — 4.4%
U.S. Treasury Bonds
2.000%	02/15/50	250	286,133

(cost $288,444)
TOTAL LONG-TERM INVESTMENTS (cost $5,920,819)			6,091,995

		Shares

SHORT-TERM INVESTMENT — 4.1%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $265,545)(w)		265,545	265,545

TOTAL INVESTMENTS — 97.4% (cost $6,186,364)			6,357,540
Other assets in excess of liabilities(z) — 2.6%			172,194

NET ASSETS — 100.0%			$6,529,734

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

SEE NOTES TO FINANCIAL STATEMENTS.

A31

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	2 Year U.S. Treasury Notes	Sep. 2020	$662,484	$114
3	5 Year U.S. Treasury Notes	Sep. 2020	377,226	580

				694

Short Positions:
2	10 Year U.S. Treasury Notes	Sep. 2020	278,344	(836)
3	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	654,469	3,543

				2,707

				$3,401

Credit default swap agreements outstanding at June 30, 2020:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at June 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.34.V1	06/20/30	1.000	%(Q)	500	$6,604	$4,202	$(2,402)

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$125,899
J.P. Morgan Securities LLC	160,000	—

Total	$160,000	$125,899

SEE NOTES TO FINANCIAL STATEMENTS.

A32

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Corporate Bonds	$—	$5,599,767	$—
Municipal Bonds	—	206,095	—
U.S. Treasury Obligation	—	286,133	—
Affiliated Mutual Fund	265,545	—	—

Total	$265,545	$6,091,995	$—

Other Financial Instruments*
Assets
Futures Contracts	$4,237	$—	$—

Liabilities
Futures Contracts	$(836)	$—	$—
Centrally Cleared Credit Default Swap Agreement	—	(2,402)	—

Total	$(836)	$(2,402)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Banks	12.3%
Electric	12.0
Oil & Gas	9.3
Pipelines	6.8
Pharmaceuticals	6.7
U.S. Treasury Obligation	4.4
Affiliated Mutual Fund	4.1
Healthcare-Services	3.9
Media	3.8
Municipal Bonds	3.1
Commercial Services	3.1
Aerospace & Defense	2.4
Miscellaneous Manufacturing	2.4
Agriculture	2.4
Beverages	2.3
Foods	2.2
Telecommunications	1.9
Mining	1.8
Computers	1.4

Auto Manufacturers	1.4%
Building Materials	1.3
Airlines	1.3
Real Estate Investment Trusts (REITs)	1.2
Diversified Financial Services	1.0
Retail	0.9
Semiconductors	0.9
Biotechnology	0.6
Home Builders	0.6
Chemicals	0.5
Machinery-Diversified	0.5
Transportation	0.5
Gas	0.3
Apparel	0.1

97.4
Other assets in excess of liabilities	2.6

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

SEE NOTES TO FINANCIAL STATEMENTS.

A33

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—		Due from/to broker-variation margin swaps	$2,402	*
Interest rate contracts	Due from/to broker-variation margin futures	4,237	*	Due from/to broker-variation margin futures	836	*

		$4,237			$3,238

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(168)
Interest rate contracts	(91,866)	—

Total	$(91,866)	$(168)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$(2,402)
Interest rate contracts	(14,217)	—

Total	$(14,217)	$(2,402)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$1,300,101	$992,480

Credit Default Swap Agreements— Buy Protection(1)
$166,667

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A34

AST PRUDENTIAL CORPORATE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $5,920,819)	$6,091,995
Affiliated investments (cost $265,545)	265,545
Deposit with broker for centrally cleared/exchange-traded derivatives	160,000
Interest receivable.	52,752
Due from broker-variation margin futures	3,529
Due from Manager	1,367
Prepaid expenses and other assets	5,634

Total Assets	6,580,822

LIABILITIES
Audit fee payable	29,127
Custodian and accounting fees payable	14,320
Shareholders’ reports payable	4,161
Due to broker-variation margin swaps	2,191
Accrued expenses and other liabilities	847
Affiliated transfer agent fee payable	378
Payable for Portfolio shares repurchased	64

Total Liabilities	51,088

NET ASSETS	$6,529,734

Net assets were comprised of:
Partners’ Equity	$6,529,734

Net asset value and redemption price per share, $6,529,734 / 625,499 shares of beneficial interest issued and outstanding	$10.44

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$86,524
Affiliated dividend income	1,344

Total income	87,868

EXPENSES
Management fee	13,695
Audit fee	22,377
Custodian and accounting fees	21,590
Legal fees and expenses	5,810
Trustees’ fees	4,774
Shareholders’ reports.	3,979
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,457
Miscellaneous	5,818

Total expenses	81,500
Less: Fee waiver and/or expense reimbursement	(63,675)

Net expenses	17,825

NET INVESTMENT INCOME (LOSS)	70,043

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions.	48,189
Futures transactions	(91,866)
Swap agreements transactions	(168)

(43,845)

Net change in unrealized appreciation (depreciation) on:
Investments	171,143
Futures.	(14,217)
Swap agreements	(2,402)

154,524

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	110,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$180,722

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	August 19, 2019* through December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$70,043	$46,022
Net realized gain (loss) on investment transactions	(43,845)	30,588
Net change in unrealized appreciation (depreciation) on investments	154,524	17,651

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	180,722	94,261

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [64,050 and 563,352 shares, respectively]	634,073	5,639,899
Portfolio shares repurchased [1,843 and 60 shares, respectively]	(18,612)	(609)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	615,461	5,639,290

TOTAL INCREASE (DECREASE)	796,183	5,733,551
NET ASSETS:
Beginning of period	5,733,551	—

End of period	$6,529,734	$5,733,551

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A35

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

		Shares	Value

LONG-TERM INVESTMENTS — 99.3%

PREFERRED STOCK — 0.0%
Pharmaceuticals
Elanco Animal Health, Inc., CVT,
5.000%		10	$384

(cost $500)
Interest Rate	Maturity Date	Principal Amount (000)#

ASSET-BACKED SECURITIES — 6.0%
Automobiles — 0.4%
GM Financial Automobile Leasing Trust,
Series 2020-02, Class B
1.560%	07/22/24	1	1,005
Series 2020-02, Class C
2.560%	07/22/24	1	1,014
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	25	25,265

			27,284

Other — 5.6%
Applebee’s Funding LLC/IHOP Funding LLC,
Series 2019-01A, Class A2I, 144A
4.194%	06/07/49	50	44,316
Domino’s Pizza Master Issuer LLC,
Series 2018-01A, Class A2I, 144A
4.116%	07/25/48	49	52,295
Series 2019-01A, Class A2, 144A
3.668%	10/25/49	50	52,118
Driven Brands Funding LLC,
Series 2019-02A, Class A2, 144A
3.981%	10/20/49	25	25,426
Planet Fitness Master Issuer LLC,
Series 2019-01A, Class A2, 144A
3.858%	12/05/49	50	42,858
Sonic Capital LLC,
Series 2020-01A, Class A2I, 144A
3.845%	01/20/50	25	26,115
Taco Bell Funding LLC,
Series 2018-01A, Class A2I, 144A
4.318%	11/25/48	34	35,209
Wendy’s Funding LLC,
Series 2018-01A, Class A2I, 144A
3.573%	03/15/48	49	50,527

			328,864

TOTAL ASSET-BACKED SECURITIES (cost $363,098)			356,148

CORPORATE BONDS — 91.2%
Aerospace & Defense — 0.7%
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/36	30	38,888
Agriculture — 3.4%
Altria Group, Inc.,
Gtd. Notes
2.625%	09/16/26	35	37,239

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Agriculture (cont’d.)
4.400%	02/14/26	15 $		17,248
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22		50	51,778
3.557%	08/15/27		35	37,689
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.500%	11/24/20		25	25,227
4.350%	03/15/24		26	28,392

				197,573

Airlines — 2.3%
American Airlines 2017-2 Class A Pass-Through Trust, Pass-Through Certificates
3.600%	04/15/31		67	54,390
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		20	20,020
United Airlines 2019-1 Class AA Pass-Through Trust, Pass-Through Certificates
4.150%	02/25/33		49	48,046
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates
2.700%	11/01/33		15	13,510

				135,966

Auto Manufacturers — 2.3%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	11/24/20		15	15,078
4.200%	03/01/21		5	5,061
Sr. Unsec’d. Notes
5.100%	01/17/24		25	26,784
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A
4.050%	02/04/22		60	61,769
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23		15	15,142
2.850%	11/01/22		14	14,263

				138,097

Banks — 3.5%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31		40	41,859
4.271%(ff)	07/23/29		35	41,183
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.109%(ff)	04/22/51		15	16,003
Sub. Notes
2.956%(ff)	05/13/31		10	10,597
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		25	26,530

SEE NOTES TO FINANCIAL STATEMENTS.

A36

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	15	$15,639
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	50	51,652

			203,463

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	25	30,183

Chemicals — 0.6%
Ecolab, Inc.,
Sr. Unsec’d. Notes
3.950%	12/01/47	25	31,206
Westlake Chemical Corp.,
Sr. Unsec’d. Notes
3.375%	06/15/30	5	5,095

			36,301

Commercial Services — 0.7%
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25	40	41,368

Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	5	5,221

Diversified Financial Services — 4.0%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.750%	03/09/27	35	38,690
GTP Acquisition Partners I LLC,
Sec’d. Notes, 144A
3.482%	06/15/50	100	104,742
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50	10	12,460
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22	50	50,846
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	30	31,257

			237,995

Electric — 7.5%
AES Corp. (The),
Sr. Sec’d. Notes, 144A
3.300%	07/15/25	20	20,764
3.950%	07/15/30	5	5,113
Sr. Unsec’d. Notes
5.125%	09/01/27	25	25,948
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	75	79,127

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.050%	04/15/25	35	$39,991
DPL, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/25	10	10,004
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22	5	5,146
3.550%	11/15/24	30	31,688
4.950%	04/15/25	5	5,504
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	20	19,753
2.500%	02/01/31	25	24,442
3.300%	08/01/40	5	4,871
3.500%	08/01/50	5	4,833
PacifiCorp,
First Mortgage
3.300%	03/15/51	10	11,038
Sempra Energy,
Sr. Unsec’d. Notes
2.900%	02/01/23	25	26,166
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	25	27,595
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	25	25,356
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	55	56,888
3.700%	01/30/27	20	20,603

			444,830

Electronics — 1.2%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/50	15	15,984
Keysight Technologies, Inc.,
Sr. Unsec’d. Notes
4.600%	04/06/27	13	15,242
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
3.300%	09/15/29	23	24,636
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	15	15,000

			70,862

Engineering & Construction — 1.7%
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/23	100	102,688

Environmental Control — 1.4%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.500%	05/01/29	35	39,351

SEE NOTES TO FINANCIAL STATEMENTS.

A37

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control (cont’d.)
Waste Management, Inc.,
Gtd. Notes
3.200%	06/15/26	40	$40,930

			80,281

Foods — 0.5%
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49	25	31,179

Gas — 1.2%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.250%	07/15/27	50	55,717
NiSource, Inc.,
Sr. Unsec’d. Notes
3.600%	05/01/30	15	17,138

			72,855

Healthcare-Services — 2.8%
Centene Corp.,
Sr. Unsec’d. Notes
4.250%	12/15/27	15	15,470
4.625%	12/15/29	10	10,564
Sr. Unsec’d. Notes, 144A
5.375%	06/01/26	30	31,221
CommonSpirit Health,
Sr. Sec’d. Notes
3.347%	10/01/29	24	24,706
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.875%	08/15/29	35	39,026
3.500%	08/15/39	25	28,971
4.450%	12/15/48	10	13,216

			163,174

Insurance — 1.1%
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30	10	11,667
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	35	38,752
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	15	16,926

			67,345

Internet — 1.8%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	06/03/50	15	15,206
3.875%	08/22/37	40	49,455
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/15/28	25	27,389

Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Internet (cont’d.)
4.500%	04/13/27		10	$11,483

				103,533

Lodging — 0.8%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		45	44,696

Media — 7.0%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		47	50,127
4.908%	07/23/25		35	40,105
Comcast Corp.,
Gtd. Notes
3.250%	11/01/39		35	38,614
3.900%	03/01/38		25	29,671
4.150%	10/15/28		50	59,874
4.700%	10/15/48		10	13,369
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	06/30/23		35	36,773
Fox Corp.,
Sr. Unsec’d. Notes
4.709%	01/25/29		25	30,014
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.625%	07/15/24		25	25,657
Walt Disney Co. (The),
Gtd. Notes
1.650%	09/01/22		85	86,961

				411,165

Miscellaneous Manufacturing — 0.7%
General Electric Co.,
Jr. Sub. Notes, Series D
5.000%(ff)	—	(rr)	14	11,008
Sr. Unsec’d. Notes, GMTN
3.450%	05/15/24		25	26,572
Hillenbrand, Inc.,
Gtd. Notes
5.750%	06/15/25		5	5,175

				42,755

Oil & Gas — 8.5%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.050%	07/15/25		10	10,018
2.950%	01/15/23		50	51,642
2.950%	07/15/30		10	9,962
Chevron Corp.,
Sr. Unsec’d. Notes
2.978%	05/11/40		10	10,752
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27		20	21,334

SEE NOTES TO FINANCIAL STATEMENTS.

A38

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	20	$20,010
3.500%	12/01/29	30	29,003
Equinor ASA (Norway),
Gtd. Notes
3.700%	04/06/50	25	28,949
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23	55	56,437
3.452%	04/15/51	15	16,633
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	30	31,046
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.800%	05/15/23	55	57,426
3.100%	05/15/25	10	10,685
Total Capital International SA (France),
Gtd. Notes
3.127%	05/29/50	30	30,599
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.700%	04/15/23	9	9,340
2.850%	04/15/25	5	5,274
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25	100	105,149

			504,259

Oil & Gas Services — 0.9%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.300%	05/01/29	50	55,494

Pharmaceuticals — 7.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.300%	05/14/36	10	11,824
4.875%	11/14/48	25	32,586
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	45	48,884
4.050%	11/21/39	20	23,351
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.894%	06/06/22	15	15,530
3.363%	06/06/24	6	6,466
3.700%	06/06/27	35	39,083
3.794%	05/20/50	25	27,648
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	16,788
3.750%	09/15/25	20	22,356
4.500%	11/15/44	5	5,406
4.900%	09/15/45	20	23,233
Cigna Corp.,
Gtd. Notes
4.900%	12/15/48	8	10,528

Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
Gtd. Notes, 144A
4.500%	02/25/26	70 $		81,423
Sr. Unsec’d. Notes
3.200%	03/15/40		20	21,264
3.400%	03/15/50		25	26,936
CVS Health Corp.,
Sr. Unsec’d. Notes
5.050%	03/25/48		15	19,589
McKesson Corp.,
Sr. Unsec’d. Notes
4.750%	05/30/29		23	27,725

				460,620

Pipelines — 8.8%
Boardwalk Pipelines LP,
Gtd. Notes
4.450%	07/15/27		60	62,915
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31		10	10,683
3.302%	01/15/35		35	38,526
3.701%	01/15/39		10	10,796
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27		15	16,461
5.875%	03/31/25		20	22,448
Sr. Sec’d. Notes, 144A
3.700%	11/15/29		25	25,549
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77		5	4,775
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25		5	5,115
4.050%	03/15/25		50	53,123
5.500%	06/01/27		20	22,341
Energy Transfer Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
4.500%	11/01/23		35	37,474
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30		5	5,100
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	03/01/21		5	5,061
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23		37	41,779
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		50	55,838
5.875%	06/30/26		5	5,876
Sr. Sec’d. Notes, 144A
4.500%	05/15/30		5	5,529
Transcanada Trust (Canada),
Gtd. Notes
5.300%(ff)	03/15/77		5	4,915

SEE NOTES TO FINANCIAL STATEMENTS.

A39

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30	5	$5,342
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	5	5,207
3.600%	03/15/22	10	10,382
4.000%	09/15/25	60	66,463

			521,698

Real Estate Investment Trusts (REITs) — 7.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.900%	12/15/30	20	25,032
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.300%	07/15/26	35	35,749
Boston Properties LP,
Sr. Unsec’d. Notes
3.250%	01/30/31	20	21,480
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	35	35,794
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes
3.849%	04/15/23	50	53,960
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.350%	07/15/25	10	10,057
3.300%	07/01/30	10	10,995
5.250%	01/15/23	4	4,448
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
3.950%	01/15/24	30	31,981
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25	10	10,519
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23	2	2,182
SBA Tower Trust,
Asset-Backed, 144A
2.836%	01/15/50	100	99,959
Simon Property Group LP,
Sr. Unsec’d. Notes
2.625%	06/15/22	30	30,812
VEREIT Operating Partnership LP,
Gtd. Notes
3.950%	08/15/27	75	77,840
4.600%	02/06/24	5	5,318

			456,126

Retail — 3.6%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.750%	04/20/32	55	55,685

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	10	$11,048
4.200%	04/01/50	5	6,051
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23	40	40,062
Ross Stores, Inc.,
Sr. Unsec’d. Notes
4.600%	04/15/25	20	22,979
Starbucks Corp.,
Sr. Unsec’d. Notes
3.350%	03/12/50	30	30,702
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
3.450%	06/01/26	40	43,309

			209,836

Semiconductors — 1.1%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	35	39,204
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.150%	05/01/27	5	5,286
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
4.150%	05/15/48	15	19,444

			63,934

Software — 1.4%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.100%	02/06/37	50	64,459
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50	15	16,794

			81,253

Telecommunications — 4.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/27	40	41,413
4.500%	03/09/48	5	5,821
6.375%	03/01/41	20	28,332
Rogers Communications, Inc. (Canada),
Gtd. Notes
2.900%	11/15/26	25	27,449
4.350%	05/01/49	25	30,614
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	04/15/27	50	55,404
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	25	30,090
5.250%	03/16/37	25	33,942

SEE NOTES TO FINANCIAL STATEMENTS.

A40

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	10	$12,540

			265,605

Toys/Games/Hobbies — 0.5%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.550%	11/19/26	30	31,414

Transportation — 0.6%
Kansas City Southern,
Gtd. Notes
3.500%	05/01/50	15	16,337
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	20	20,881

			37,218

TOTAL CORPORATE BONDS (cost $5,199,347)			5,387,875

MUNICIPAL BONDS — 1.0%
Texas
Central Texas Turnpike System,
Revenue Bonds, Series C
3.029%	08/15/41	35	32,832
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds
3.236%	10/01/52	25	26,101

TOTAL MUNICIPAL BONDS (cost $60,000)			58,933

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION — 1.1%
U.S. Treasury Bonds
1.125%	05/15/40	65	$64,381

(cost $64,368)
TOTAL LONG-TERM INVESTMENTS (cost $5,687,313)			5,867,721

		Shares

SHORT-TERM INVESTMENT — 2.0%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $120,688)(w)		120,688	120,688

TOTAL INVESTMENTS — 101.3% (cost $5,808,001)			5,988,409
Liabilities in excess of other assets — (1.3)%			(77,733)

NET ASSETS — 100.0%			$5,910,676

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$27,284	$—
Other	—	328,864	—
Corporate Bonds	—	5,387,875	—
Municipal Bonds	—	58,933	—
U.S. Treasury Obligation	—	64,381	—
Preferred Stock	384	—	—
Affiliated Mutual Fund	120,688	—	—

Total	$121,072	$5,867,337	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A41

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Industry Classification

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2020 were as follows:

Pipelines	8.8%
Oil & Gas	8.5
Pharmaceuticals	7.8
Real Estate Investment Trusts (REITs)	7.7
Electric	7.5
Media	7.0
Other	5.6
Telecommunications	4.5
Diversified Financial Services	4.0
Retail	3.6
Banks	3.5
Agriculture	3.4
Healthcare-Services	2.8
Auto Manufacturers	2.3
Airlines	2.3
Affiliated Mutual Fund	2.0
Internet	1.8
Engineering & Construction	1.7
Software	1.4
Environmental Control	1.4
Gas	1.2

Electronics	1.2%
Insurance	1.1
U.S. Treasury Obligation	1.1
Semiconductors	1.1
Municipal Bonds	1.0
Oil & Gas Services	0.9
Lodging	0.8
Miscellaneous Manufacturing	0.7
Commercial Services	0.7
Aerospace & Defense	0.7
Transportation	0.6
Chemicals	0.6
Toys/Games/Hobbies	0.5
Foods	0.5
Beverages	0.5
Automobiles	0.4
Computers	0.1

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is credit contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Portfolio did not hold any derivative instruments as of June 30, 2020, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Credit contracts	$(5,946)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Credit contracts	$(781)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Credit Default Swap Agreements— Sell Protection(1)
$83,333

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A42

AST T. ROWE PRICE CORPORATE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $5,687,313)	$5,867,721
Affiliated investments (cost $120,688)	120,688
Dividends and interest receivable	49,148
Due from Manager	1,547
Prepaid expenses and other assets	834

Total Assets	6,039,938

LIABILITIES
Payable for investments purchased	84,213
Audit fee payable	29,127
Custodian and accounting fees payable	15,502
Affiliated transfer agent fee payable	378
Payable for Portfolio shares repurchased	42

Total Liabilities	129,262

NET ASSETS	$5,910,676

Net assets were comprised of:
Partners’ Equity	$5,910,676

Net asset value and redemption price per share, $5,910,676 / 563,098 shares of beneficial interest issued and outstanding	$10.50

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$82,709
Affiliated dividend income	923
Unaffiliated dividend income	7

Total income	83,639

EXPENSES
Management fee	14,361
Custodian and accounting fees	23,209
Audit fee	22,377
Legal fees and expenses	5,808
Trustees’ fees	4,774
Shareholders’ reports	3,979
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,457
Commitment fee on syndicated credit agreement	1,169
Insurance expense	672
Miscellaneous	3,978

Total expenses	83,784
Less: Fee waiver and/or expense reimbursement	(67,602)

Net expenses	16,182

NET INVESTMENT INCOME (LOSS)	67,457

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(13,007)
Swap agreements transactions	(5,946)

(18,953)

Net change in unrealized appreciation (depreciation) on:
Investments	159,360
Swap agreements	(781)

158,579

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	139,626

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$207,083

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	August 19, 2019* through December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$67,457	$45,006
Net realized gain (loss) on investment transactions	(18,953)	(1,594)
Net change in unrealized appreciation (depreciation) on investments	158,579	21,829

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	207,083	65,241

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [35,826 and 527,630 shares, respectively]	363,479	5,278,505
Portfolio shares repurchased [337 and 21 shares, respectively]	(3,423)	(209)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	360,056	5,278,296

TOTAL INCREASE (DECREASE)	567,139	5,343,537
NET ASSETS:
Beginning of period	5,343,537	—

End of period	$5,910,676	$5,343,537

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A43

AST WESTERN ASSET CORPORATE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 95.4%

CORPORATE BONDS — 94.2%
Aerospace & Defense — 4.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.875%	06/15/23	10	$9,964
2.850%	10/30/24	30	30,358
5.150%	05/01/30	10	11,145
6.875%	03/15/39	20	24,689
General Dynamics Corp.,
Gtd. Notes
3.250%	04/01/25	10	11,112
3.500%	04/01/27	30	34,240
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
2.900%	12/15/29	30	32,273
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	28	28,946
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	30	32,425
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.125%	07/01/50	10	10,602
4.450%	11/16/38	20	24,458

			250,212

Agriculture — 2.9%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	50	55,077
4.800%	02/14/29	30	34,972
5.950%	02/14/49	10	13,030
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.500%	11/02/22	30	31,349
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	30	33,795

			168,223

Airlines — 0.4%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.900%	10/28/24	20	16,169
3.750%	10/28/29	10	8,007

			24,176

Auto Manufacturers — 3.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.050%	01/10/23	30	31,055
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	17	17,666
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	11/24/20	50	50,261

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Auto Manufacturers (cont’d.)
4.250%	05/15/23	50	$52,152
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.850%	11/01/22	30	30,563

			181,697

Banks — 7.8%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
4.330%(ff)	03/15/50	20	25,609
Sub. Notes, MTN, Series L
4.183%	11/25/27	50	56,969
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.572%(ff)	06/03/31	10	10,331
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.800%	03/15/30	10	11,330
3.814%(ff)	04/23/29	20	22,592
Sub. Notes
5.150%	05/22/45	20	26,123
HSBC Holdings PLC (United Kingdom),
Sub. Notes
7.625%	05/17/32	10	13,933
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.522%(ff)	04/22/31	30	31,685
Sub. Notes
2.956%(ff)	05/13/31	110	116,573
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	10	10,612
5.597%(ff)	03/24/51	10	15,090
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.100%	06/10/23	30	33,190
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
0.750%	06/12/23	10	10,059
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.068%(ff)	04/30/41	10	10,426
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31	10	12,079
5.013%(ff)	04/04/51	20	27,556
Sub. Notes, GMTN
4.300%	07/22/27	20	22,873

			457,030

Beverages — 2.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25	50	56,676
4.600%	04/15/48	10	11,680
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.650%	06/01/30	10	10,158
2.600%	06/01/50	20	20,167

SEE NOTES TO FINANCIAL STATEMENTS.

A44

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Beverages (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	03/01/24	30	$33,065

			131,746

Biotechnology — 2.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	30	31,396
3.150%	02/21/40	20	21,408
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	50	52,339
4.750%	03/01/46	10	13,485

			118,628

Building Materials — 0.5%
Carrier Global Corp.,
Sr. Unsec’d. Notes, 144A
2.493%	02/15/27	20	20,350
3.377%	04/05/40	10	9,722

			30,072

Commercial Services — 0.2%
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.300%	06/01/30	10	10,404

Computers — 1.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50	10	10,442
3.350%	02/09/27	60	68,038

			78,480

Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.550%	03/25/40	10	11,999

Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25	150	140,749
Air Lease Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	02/01/25	20	19,111
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	20	16,845
3.950%	07/01/24	20	17,517
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	10	11,344
3.850%	03/26/50	20	24,920
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.650%	04/01/30	10	11,928

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Diversified Financial Services (cont’d.)
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30	10	$10,483
4.300%	12/14/45	20	26,345

			279,242

Electric — 7.7%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.625%	01/12/23	200	210,216
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.250%	10/15/50	20	25,171
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	10	11,079
DTE Electric Co.,
First Mortgage, Series C
2.625%	03/01/31	10	10,875
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	10	10,361
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	10	11,009
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	40	41,754
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	20	29,231
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	30	34,077
MidAmerican Energy Co.,
First Mortgage
3.650%	08/01/48	20	23,799
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	10	11,752
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	21,716
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	10	10,138

			451,178

Electronics — 0.5%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.950%	06/01/30	30	31,331

Environmental Control — 1.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	30	31,908

SEE NOTES TO FINANCIAL STATEMENTS.

A45

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Environmental Control (cont’d.)
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	30	$31,263

			63,171

Foods — 0.2%
Hershey Co. (The),
Sr. Unsec’d. Notes
1.700%	06/01/30	10	10,208

Gas — 0.4%
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34	20	22,525

Healthcare-Services — 5.0%
Adventist Health System,
Bonds
2.952%	03/01/29	10	10,281
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.387%	10/15/49	20	22,223
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39	20	21,529
Centene Corp.,
Sr. Unsec’d. Notes
4.625%	12/15/29	10	10,564
4.750%	01/15/25	10	10,228
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	28,886
CommonSpirit Health,
Sr. Sec’d. Notes
4.187%	10/01/49	30	30,802
HCA, Inc.,
Sr. Sec’d. Notes
5.500%	06/15/47	20	24,406
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A
2.200%	06/01/30	20	20,044
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49	10	10,402
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	52,197
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2019
3.434%	12/01/48	30	31,337
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	20	20,929

			293,828

Home Builders — 0.2%
D.R. Horton, Inc.,
Gtd. Notes
2.500%	10/15/24	10	10,419

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Household Products/Wares — 0.2%
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30	10	$10,092

Insurance — 1.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.500%	06/30/25	10	10,579
3.400%	06/30/30	10	10,830
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
3.375%	04/15/50	10	10,316
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	10	11,284
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.500%	10/30/24	20	20,365
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
3.300%	05/15/50	10	10,409

			73,783

Internet — 0.7%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27	20	20,149
3.150%	08/22/27	10	11,418
3.875%	08/22/37	10	12,364

			43,931

Leisure Time — 0.1%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24	10	6,116

Lodging — 1.0%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	30	29,927
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/24	30	30,073

			60,000

Machinery-Diversified — 0.3%
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A
2.565%	02/15/30	20	20,998

Media — 4.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29	10	11,791
5.750%	04/01/48	20	24,821
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	10	11,428
4.250%	10/15/30	90	110,106

SEE NOTES TO FINANCIAL STATEMENTS.

A46

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Media (cont’d.)
Fox Corp.,
Sr. Unsec’d. Notes
4.030%	01/25/24	30	$33,198
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	40	52,351
Walt Disney Co. (The),
Gtd. Notes
1.650%	09/01/22	30	30,692

			274,387

Mining — 3.4%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	10	13,953
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	30	31,107
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	20	20,028
5.400%	11/14/34	20	20,175
Glencore Canada Corp. (Switzerland),
Gtd. Notes
6.200%	06/15/35	50	59,096
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	54,222

			198,581

Miscellaneous Manufacturing — 1.9%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	30	32,344
Eaton Corp.,
Gtd. Notes
2.750%	11/02/22	10	10,562
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27	10	10,244
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	30	31,357
6.875%	01/10/39	20	24,437

			108,944

Oil & Gas — 9.2%
BP Capital Markets America, Inc.,
Gtd. Notes
3.000%	02/24/50	100	98,449
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	22,186
3.078%	05/11/50	10	10,610
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	20	20,293
4.375%	03/15/29	20	20,518

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Oil & Gas (cont’d.)
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	10	$11,249
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	20	19,539
5.850%	12/15/25	20	22,174
Diamondback Energy, Inc.,
Gtd. Notes
5.375%	05/31/25	20	20,658
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	09/18/23	20	21,478
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.100%	02/01/21	30	30,629
4.375%	04/15/30	10	11,937
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.452%	04/15/51	20	22,178
3.482%	03/19/30	10	11,399
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28	10	9,631
5.050%	11/15/44	30	27,275
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	04/15/22	60	57,240
2.700%	02/15/23	10	9,206
4.400%	04/15/46	20	13,948
4.400%	08/15/49	20	13,806
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.250%	03/17/24	30	31,984
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	04/06/50	10	10,755
4.000%	05/10/46	20	23,608

			540,750

Oil & Gas Services — 0.2%
Halliburton Co.,
Sr. Unsec’d. Notes
2.920%	03/01/30	10	9,486

Pharmaceuticals — 9.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26	120	130,358
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	20	24,576
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.250%	02/27/27	50	57,474
Cigna Corp.,
Gtd. Notes, 144A
3.250%	04/15/25	20	21,811

SEE NOTES TO FINANCIAL STATEMENTS.

A47

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Pharmaceuticals (cont’d.)
3.875%	10/15/47	20	$22,595
3.900%	02/15/22	50	52,493
Sr. Unsec’d. Notes
2.400%	03/15/30	40	41,489
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	100	106,335
4.780%	03/25/38	20	24,726
5.050%	03/25/48	20	26,119
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.450%	06/24/30	10	9,993
2.350%	06/24/40	10	10,172
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	10	10,324
3.000%	12/15/26	30	33,871

			572,336

Pipelines — 5.5%
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	10	10,683
Energy Transfer Operating LP,
Gtd. Notes
3.750%	05/15/30	20	19,801
Jr. Sub. Notes, Series G
7.125%(ff)	—(rr)	10	8,580
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	10	10,413
4.150%	10/16/28	30	34,224
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	30	32,835
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	50	52,219
4.800%	02/15/29	10	11,128
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	14,453
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes
7.000%	03/15/27	10	12,378
7.000%	10/15/28	10	12,774
Gtd. Notes, 144A
2.900%	03/01/30	10	10,268
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes, 144A
3.250%	05/15/30	10	10,683
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	50	51,907
8.750%	03/15/32	20	29,173

			321,519

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Real Estate Investment Trusts (REITs) — 0.2%
Welltower, Inc.,
Sr. Unsec’d. Notes
2.750%	01/15/31	10	$9,962

Retail — 2.9%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27	20	20,468
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.950%	06/15/29	20	22,450
3.300%	04/15/40	10	11,291
3.900%	12/06/28	10	11,920
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	35,196
Target Corp.,
Sr. Unsec’d. Notes
2.350%	02/15/30	10	10,763
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	10	10,881
3.400%	06/26/23	20	21,714
3.700%	06/26/28	20	23,609

			168,292

Semiconductors — 1.1%
Applied Materials, Inc.,
Sr. Unsec’d. Notes
2.750%	06/01/50	10	10,196
Broadcom, Inc.,
Gtd. Notes, 144A
4.150%	11/15/30	20	21,762
Lam Research Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/30	10	10,191
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/50	10	11,441
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	11,176

			64,766

Software — 3.4%
Adobe, Inc.,
Sr. Unsec’d. Notes
2.150%	02/01/27	20	21,461
2.300%	02/01/30	30	32,341
Intuit, Inc.,
Sr. Unsec’d. Notes
0.650%	07/15/23	10	10,021
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	50	54,551
3.700%	08/08/46	20	25,004

SEE NOTES TO FINANCIAL STATEMENTS.

A48

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26	50	$53,941

			197,319

Telecommunications — 2.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	10	10,974
4.300%	02/15/30	10	11,692
4.500%	03/09/48	10	11,643
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/40	10	11,561
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	60	72,217
4.522%	09/15/48	20	26,447
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28	10	11,874

			156,408

Transportation — 0.8%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24	20	21,959
3.950%	09/10/28	20	23,730

			45,689

TOTAL CORPORATE BONDS (cost $5,314,994)			5,507,928

SOVEREIGN BOND — 0.2%
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	10	10,663

(cost $10,000)

Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Bonds
1.250%	05/15/50	40	$38,406
2.000%	02/15/50	10	11,445
U.S. Treasury Notes
0.625%	05/15/30	10	9,969

TOTAL U.S. TREASURY OBLIGATIONS (cost $57,791)			59,820

TOTAL LONG-TERM INVESTMENTS (cost $5,382,785)			5,578,411

		Shares

SHORT-TERM INVESTMENT — 3.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $208,353)(w)		208,353	208,353

TOTAL INVESTMENTS — 99.0% (cost $5,591,138)			5,786,764
Other assets in excess of liabilities(z) — 1.0%			60,965

NET ASSETS — 100.0%			$5,847,729

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

(rr)	Perpetual security with no stated maturity date.

(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at June 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	2 Year U.S. Treasury Notes	Sep. 2020	$662,484	$206
14	5 Year U.S. Treasury Notes	Sep. 2020	1,760,391	3,371

				3,577

Short Positions:
1	10 Year U.S. Treasury Notes	Sep. 2020	139,172	(541)
2	20 Year U.S. Treasury Bonds	Sep. 2020	357,125	(2,215)
2	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	436,312	(1,347)

				(4,103)

				$(526)

SEE NOTES TO FINANCIAL STATEMENTS.

A49

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$51,009	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Corporate Bonds	$—	$5,507,928	$—
Sovereign Bond	—	10,663	—
U.S. Treasury Obligations	—	59,820	—
Affiliated Mutual Fund	208,353	—	—

Total	$208,353	$5,578,411	$—

Other Financial Instruments*
Assets
Futures Contracts	$3,577	$—	$—

Liabilities
Futures Contracts	$(4,103)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2020 were as follows:

Pharmaceuticals	9.8%
Oil & Gas	9.2
Banks	7.8
Electric	7.7
Pipelines	5.5
Healthcare-Services	5.0
Diversified Financial Services	4.8
Media	4.7
Aerospace & Defense	4.3
Affiliated Mutual Fund	3.6
Mining	3.4
Software	3.4
Auto Manufacturers	3.1
Retail	2.9
Agriculture	2.9
Telecommunications	2.7
Beverages	2.2
Biotechnology	2.0
Miscellaneous Manufacturing	1.9

Computers	1.3%
Insurance	1.3
Semiconductors	1.1
Environmental Control	1.1
Lodging	1.0
U.S. Treasury Obligations	1.0
Transportation	0.8
Internet	0.7
Electronics	0.5
Building Materials	0.5
Airlines	0.4
Gas	0.4
Machinery-Diversified	0.3
Cosmetics/Personal Care	0.2
Sovereign Bond	0.2
Home Builders	0.2
Commercial Services	0.2
Foods	0.2
Household Products/Wares	0.2

SEE NOTES TO FINANCIAL STATEMENTS.

A50

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	as of June 30, 2020 (unaudited)

Real Estate Investment Trusts (REITs)	0.2%
Oil & Gas Services	0.2
Leisure Time	0.1

99.0
Other assets in excess of liabilities	1.0

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contract risks and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$3,577	*	Due from/to broker-variation margin futures	$4,103	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$1,317
Interest rate contracts	(21,700)	—

Total	$(21,700)	$1,317

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(2,530)

For the six months ended June 30, 2020, the Portfolio’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)
$1,099,841	$469,469

Credit Default Swap Agreements— Sell Protection(1)
$100,000

(1)	Notional Amount in USD.

SEE NOTES TO FINANCIAL STATEMENTS.

A51

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (unaudited)

as of June 30, 2020

ASSETS
Investments at value:
Unaffiliated investments (cost $5,382,785)	$5,578,411
Affiliated investments (cost $208,353)	208,353
Deposit with broker for centrally cleared/exchange-traded derivatives	51,009
Dividends and interest receivable	46,747
Due from broker-variation margin futures	2,766
Due from Manager	1,211
Prepaid expenses	5,352

Total Assets	5,893,849

LIABILITIES
Audit fee payable	26,750
Custodian and accounting fees payable	15,195
Shareholders’ reports payable	3,450
Affiliated transfer agent fee payable	378
Accrued expenses and other liabilities	307
Payable for Portfolio shares repurchased	40

Total Liabilities	46,120

NET ASSETS	$5,847,729

Net assets were comprised of:
Partners’ Equity	$5,847,729

Net asset value and redemption price per share, $5,847,729 / 558,513 shares of beneficial interest issued and outstanding	$10.47

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2020

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$76,709
Affiliated dividend income	454
Affiliated income from securities lending, net	63

Total income	77,226

EXPENSES
Management fee	14,348
Custodian and accounting fees	24,780
Audit fee	20,000
Legal fees and expenses	5,764
Trustees’ fees	4,774
Shareholders’ reports	3,481
Transfer agent’s fees and expenses (including affiliated expense of $1,092)	3,457
Miscellaneous	5,642

Total expenses	82,246
Less: Fee waiver and/or expense reimbursement	(66,080)

Net expenses	16,166

NET INVESTMENT INCOME (LOSS)	61,060

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) on:
Investment transactions (including affiliated of $(45))	(8,877)
Futures transactions	(21,700)
Swap agreements transactions	1,317

(29,260)

Net change in unrealized appreciation (depreciation) on:
Investments	179,897
Futures	(2,530)

177,367

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	148,107

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$209,167

STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2020	August 19, 2019* through December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$61,060	$40,543
Net realized gain (loss) on investment transactions	(29,260)	(1,547)
Net change in unrealized appreciation (depreciation) on investments	177,367	17,733

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	209,167	56,729

PORTFOLIO SHARE TRANSACTIONS
Portfolio shares sold [31,415 and 527,661 shares, respectively]	308,994	5,278,505
Portfolio shares repurchased [543 and 20 shares, respectively]	(5,458)	(208)

NET INCREASE (DECREASE) IN NET ASSETS FROM PORTFOLIO SHARE TRANSACTIONS	303,536	5,278,297

TOTAL INCREASE (DECREASE)	512,703	5,335,026
NET ASSETS:
Beginning of period	5,335,026	—

End of period	$5,847,729	$5,335,026

*	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A52

NOTES TO FINANCIAL STATEMENTS OF

ADVANCED SERIES TRUST

(Unaudited)

Advanced Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust operates as a series company and at June 30, 2020 consisted of 86 separate Portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The information presented in these financial statements pertains only to the 6 Portfolios listed below together with their investment objective(s). Each Portfolio is a diversified portfolio for purposes of the 1940 Act, except for AST Dimensional Global Core Allocation Portfolio which is a non-diversified portfolio for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified portfolio.

Shares of each Portfolio may only be purchased by separate accounts of participating insurance companies for investing assets which are attributable to variable annuity contracts and variable life insurance policies. These separate accounts place orders to purchase and redeem shares of the Portfolios primarily based upon the amount of premium payments to be invested, and the amount of surrender and transfer requests to be effected on a specific day under the variable annuity contracts and variable life insurance policies. Shares of the Portfolios may also be sold directly to certain qualified retirement plans.

The Portfolios have the following investment objective(s) and subadviser(s):

Portfolio	Objective(s)	Subadviser(s)
AST BlackRock Corporate Bond Portfolio (“BlackRock Corporate Bond”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	BlackRock Financial Management, Inc.

AST Dimensional Global Core Allocation Portfolio (“Dimensional Global Core Allocation”)	Long-term capital appreciation.	Dimensional Fund Advisors LP

AST PIMCO Corporate Bond Portfolio (“PIMCO Corporate Bond”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	Pacific Investment Management Company LLC

AST Prudential Corporate Bond Portfolio (“Prudential Corporate Bond”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	PGIM Fixed Income (“PFI”), a business unit of PGIM, Inc. / PGIM Limited

AST T. Rowe Price Corporate Bond Portfolio (“T. Rowe Price Corporate Bond”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	T. Rowe Price Associates, Inc.

B1

Portfolio	Objective(s)	Subadviser(s)
AST Western Asset Corporate Bond Portfolio (“Western Asset Corporate Bond”)	Maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	Western Asset Management Company, LLC; Western Asset Management Company Limited – UK; Western Asset Management Company Ltd. – Japan; Western Asset Management Company Pte. Ltd. – Singapore

1.	Accounting Policies

The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Investment Manager”). Pursuant to the Board’s delegation, the Investment Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Portfolios’ foreign investments may change on days when investors cannot purchase or redeem Portfolio shares.

Various inputs determine how each Portfolios’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating

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observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Portfolios utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Investment Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities:    Pursuant to Rule 22e-4 under the 1940 Act, the Trust has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Portfolio limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities:    Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Trust’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Portfolios’ investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

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(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period, the Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward currency contracts, as defined in the prospectus, in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolios’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolios each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements:    Certain Portfolios entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the

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net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Credit Default Swaps (“CDS”):    CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Portfolio is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Master Netting Arrangements:    The Trust, on behalf of the Portfolios, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolios to cover the Portfolios’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of certain Portfolios, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange

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contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2020, the Portfolios have not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions:    Certain Portfolios purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolio will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Portfolio forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending:    Certain Portfolios lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral.

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The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Portfolio becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. Each Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (participating insurance companies). Each Portfolio is not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items. Withholding taxes on foreign dividends, interest and capital gains are accrued in accordance with each Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded taking into account any agreements in place with Prudential Financial, Inc. (“Prudential”) as referenced below. Each Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Agreements

The Trust, on behalf of the Portfolios, has entered into investment management agreements with the Investment Manager which provide that the Investment Manager will furnish each Portfolio with investment advice, investment management and administrative services. The Investment Manager has engaged the firms referenced in the introductory paragraphs of the Notes to Financial Statements as subadvisers for their respective Portfolios.

Management Fees and Expense Limitations:    The Investment Manager receives a management fee, accrued daily and payable monthly, based on the annual rates specified below, using the value of each Portfolio’s average daily net assets, at the respective annual rate specified below. The Investment Manager pays each subadviser a fee as compensation for advisory services provided to the Portfolios. All amounts paid or payable by the Portfolios to the Investment Manager, under the agreements, are reflected in the Statement of Operations.

The Investment Manager has contractually agreed to waive a portion of its management fee and/or reimburse certain Portfolios so that management fees plus other annual ordinary operating expenses, excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales, do not exceed the percentage stated below, of the Portfolio’s average daily net assets unless otherwise noted. Expenses waived/reimbursed by the Investment Manager in accordance with these agreements may be recouped by the Investment Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

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Each voluntary waiver/reimbursement, if any, may be modified or terminated by the Investment Manager at any time without notice.

Portfolio	Management Fee	Net Effective Management Fees, Net of Wavier, if Applicable
BlackRock Corporate Bond	0.5325% first $300 million;	—	#%
0.5225% on next $200 million;
0.5125% on next $250 million;
0.5025% on next $2.5 billion;
0.4925% on next $2.75 billion;
0.4625% on next $4 billion;
0.4425% on next $2.5 billion;
0.4225% on next $2.5 billion;
0.4025% on next $5 billion;
0.3825% in excess of $20 billion
Dimensional Global Core Allocation	0.6825% first $300 million;	—	#
0.6725% on next $200 million;
0.6625% on next $250 million;
0.6525% on next $2.5 billion;
0.6425% on next $2.75 billion;
0.6125% on next $4 billion;
0.5925% in excess of $10 billion
PIMCO Corporate Bond	0.5325% first $300 million;	—	#
0.5225% on next $200 million;
0.5125% on next $250 million;
0.5025% on next $2.5 billion;
0.4925% on next $2.75 billion;
0.4625% on next $4 billion;
0.4425% on next $2.5 billion;
0.4225% on next $2.5 billion;
0.4025% on next $5 billion;
0.3825% in excess of $20 billion
Prudential Corporate Bond*	0.5325% first $300 million;	—	#
0.5225% on next $200 million;
0.5125% on next $250 million;
0.5025% on next $2.5 billion;
0.4925% on next $2.75 billion;
0.4625% on next $4 billion;
0.4425% on next $2.5 billion;
0.4225% on next $2.5 billion;
0.4025% on next $5 billion;
0.3825% in excess of $20 billion
T. Rowe Price Corporate Bond	0.5325% first $300 million;	—	#
0.5225% on next $200 million;
0.5125% on next $250 million;
0.5025% on next $2.5 billion;
0.4925% on next $2.75 billion;
0.4625% on next $4 billion;
0.4425% on next $2.5 billion;
0.4225% on next $2.5 billion;
0.4025% on next $5 billion;
0.3825% in excess of $20 billion
Western Asset Corporate Bond	0.5325% first $300 million;	—	#
0.5225% on next $200 million;
0.5125% on next $250 million;
0.5025% on next $2.5 billion;
0.4925% on next $2.75 billion;
0.4625% on next $4 billion;
0.4425% on next $2.5 billion;
0.4225% on next $2.5 billion;
0.4025% on next $5 billion;
0.3825% in excess of $20 billion

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Portfolio	Fee Waivers and/or Expense Limitations
BlackRock Corporate Bond	contractually limit expenses to
0.60% through June 30, 2021
Dimensional Global Core Allocation**	contractually limit expenses to
0.88% through February 29, 2020;
effective March 1, 2020
contractually limit expenses to 0.86%
through June 30, 2022
PIMCO Corporate Bond	contractually limit expenses to
0.60% through June 30, 2021
Prudential Corporate Bond	contractually limit expenses to
0.60% through June 30, 2021
T. Rowe Price Corporate Bond	contractually limit expenses to
0.60% through June 30, 2021
Western Asset Corporate Bond	contractually limit expenses to
0.60% through June 30, 2021

*	Management fees are calculated based on an aggregation of net assets with AST Multi-Sector Fixed Income Portfolio.

#	The waivers and/or expense reimbursements exceeded the effective management fee rate for the current period due to expense limitations described above.

**

The Investment Manager has agreed to waive a portion of its investment management fee equal to the subadvisory fee waiver due to the Portfolio’s investment in any fund managed or subadvised by the subadviser.

The Trust, on behalf of the Portfolios, has entered into an agreement with Prudential Annuities Distributors, Inc. (“PAD”), which serves as the distributor for the shares of each Portfolio. The Trust, on behalf of the Portfolios, has adopted a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the shares of each Portfolio, with the exception of BlackRock Corporate Bond, PIMCO Corporate Bond, Prudential Corporate Bond, T. Rowe Price Corporate Bond and Western Asset Corporate Bond. Under the 12b-1 Plan, the shares of each covered Portfolio are charged an annual fee, primarily to compensate PAD and its affiliates for providing various administrative and distribution services to each covered Portfolio. The annual shareholder services and distribution (12b-1) fee for each covered Portfolio’s shares is 0.25% of the average daily net assets of the Portfolios.

PAD, PGIM Investments and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential.

3.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Portfolios. The transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Certain officers and a Trustee of the Trust are officers, employees or directors of the Investment Manager. The Trust pays no compensation directly to its officers, employees or interested Trustees. The Investment Manager also pays for occupancy and certain clerical and administrative expenses. The Portfolios bear all other costs and expenses.

The Portfolios may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”) and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Portfolios’ investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Certain Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment

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company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Trust’s Rule 17a-7 procedures. For the reporting period ended June 30, 2020, no 17a-7 transactions were entered into by the Portfolios.

4.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the period ended June 30, 2020, were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
BlackRock Corporate Bond	$2,625,260	$1,975,546
Dimensional Global Core Allocation	8,133,062	2,248,807
PIMCO Corporate Bond	782,010	470,383
Prudential Corporate Bond	983,655	243,154
T. Rowe Price Corporate Bond	2,592,727	2,046,973
Western Asset Corporate Bond	1,823,275	1,493,251

A summary of the cost of purchases and proceeds from sales of shares of an affiliated investment for the period ended June 30, 2020, is presented as follows:

BlackRock Corporate Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$75,429	$1,456,402	$1,441,995	$—	$—	$89,836	89,836	$515

Dimensional Global Core Allocation

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$61,927	$5,012,880	$4,722,816	$—	$—	$351,991	351,991	$1,095

PIMCO Corporate Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$100,867	$1,188,782	$1,169,656	$—	$—	$119,993	119,993	$601

Prudential Corporate Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$244,046	$1,250,541	$1,229,042	$—	$—	$265,545	265,545	$1,344

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T. Rowe Price Corporate Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$248,167	$1,575,112	$1,702,591	$—	$—	$120,688	120,688	$923

Western Asset Corporate Bond

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$123,567	$1,232,364	$1,147,578	$—	$—	$208,353	208,353	$454

PGIM Institutional Money Market Fund*
—	230,040	229,995	—	(45)	—	—	63	**

$123,567	$1,462,404	$1,377,573	$—	$(45)	$208,353		$517

*	The Fund did not have any capital gain distributions during the reporting period.
**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

5.	Tax Information

All Portfolios are treated as partnerships for federal income tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as nontaxable return of capital distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value.

The Investment Manager has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Portfolios’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended December 31, 2019 are subject to such review.

6.	Borrowings

The Trust, on behalf of the Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these

B11

portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Investment Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Portfolios utilized the SCA during the period ended June 30, 2020.

Portfolio	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at June 30, 2020
Dimensional Global Core Allocation	$153,800	2.30%	5	$345,000	$—

7.	Capital and Ownership

The Agreement and Declaration of Trust permits the Trust’s Board of Trustees to issue multiple classes of shares, and within each class, an unlimited number of shares of beneficial interest of the Portfolios with a par value of $0.001 per share. As of June 30, 2020, all Portfolios offer only a single share class to investors.

As of June 30, 2020, all shares of the Portfolios were owned of record directly or by other Portfolios as part of their investments by insurance affiliates of Prudential.

The following number of shareholders of record, each holding greater than 5% of the Portfolio, held the following percentage of outstanding shares, on behalf of multiple beneficial owners:

Portfolio	Number of Shareholders	Percentage of Outstanding Shares
BlackRock Corporate Bond	2	99.9%
Dimensional Global Core Allocation	1	95.3
PIMCO Corporate Bond	2	99.9
Prudential Corporate Bond	2	99.9
T. Rowe Price Corporate Bond	2	99.9
Western Asset Corporate Bond	2	99.9

8.	Risks of Investing in the Portfolios

The Portfolios’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Portfolio, please refer to the Prospectus and Statement of Additional Information of that Portfolio.

Bond Obligations Risk:    The Portfolios’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Portfolios for redemption before it matures and the Portfolios may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk:    Derivatives involve special risks and costs and may result in losses to the Portfolios. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Portfolios will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Portfolios. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Portfolios’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Portfolios.

Emerging Markets Risk:    The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

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Foreign Market Disruption and Geopolitical Risks:    International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Foreign Securities Risk:    The Portfolios’ investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Portfolios may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Portfolios’ investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Fund of Funds Risk:    The value of an investment in the Portfolios will be related, to a substantial degree, to the investment performance of the underlying funds in which it invests. Therefore, the principal risks of investing in the Portfolios are closely related to the principal risks associated with these underlying funds and their investments. Because the Portfolios’ allocation among different underlying funds and direct investments in securities and derivatives will vary, an investment in the Portfolios may be subject to any and all of these risks at different times and to different degrees. Investing in an underlying fund will also expose the Portfolios to a pro rata portion of the underlying fund’s fees and expenses. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing the investment purpose.

Interest Rate Risk:    The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Portfolios may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Portfolios’ holdings may fall sharply. This is referred to as “extension risk”. The Portfolios may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Portfolios’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

LIBOR Risk:    Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Portfolios or the financial instruments in which the Portfolios invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk:    The Portfolios may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Portfolios are difficult to purchase or sell. Liquidity risk includes the risk that the Portfolios may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Portfolios are forced to sell these investments to pay redemption proceeds or for other reasons, the Portfolios may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Portfolios may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Portfolios’ value or prevent the Portfolios from being able to take advantage of other investment opportunities.

Market and Credit Risk:    Securities markets may be volatile and the market prices of the Portfolios’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and

B13

economic conditions. If the market prices of the securities owned by the Portfolios fall, the value of an investment in the Portfolios will decline. Additionally, the Portfolios may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolios has unsettled or open transactions defaults.

Non-diversification Risk:    A non-diversified Portfolio may invest a greater percentage of its assets in the securities of a single company or industry than a diversified portfolio. Investing in a non-diversified portfolio involves greater risk than investing in a diversified portfolio because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified portfolio.

U.S. Government and Agency Securities Risk:    U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

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Financial Highlights

(unaudited)

AST BlackRock Corporate Bond Portfolio
	Six Months Ended June 30, 2020		August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.11		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.56		0.03

Total from investment operations	0.67		0.11

Net Asset Value, end of period	$10.78		$10.11

Total Return(c)	6.63%		1.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6		$5
Average net assets (in millions)	$5		$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60	%(e)
Expenses before waivers and/or expense reimbursement	3.11	%(e)	4.90	%(e)
Net investment income (loss)	2.17	%(e)	2.18	%(e)
Portfolio turnover rate(f)	92%		67%

AST Dimensional Global Core Allocation Portfolio
	Six Months Ended June 30, 2020		November 18, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.32		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.07		0.18
Net realized and unrealized gain (loss) on investment transactions	(0.72)		0.14

Total from investment operations	(0.65)		0.32

Net Asset Value, end of period	$9.67		$10.32

Total Return(c)	(6.30)%		3.20%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7.2		$1.2
Average net assets (in millions)	$3.7		$0.3
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.63	%(e)	0.67	%(e)
Expenses before waivers and/or expense reimbursement	3.64	%(e)	106.62	%(e)
Net investment income (loss)	1.49	%(e)	12.95	%(e)
Portfolio turnover rate(f)	61%		0%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

(e)	Annualized.

(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

AST PIMCO Corporate Bond Portfolio
	Six Months Ended June 30, 2020		August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.11		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions .	0.24		0.03

Total from investment operations	0.35		0.11

Net Asset Value, end of period	$10.46		$10.11

Total Return(c)	3.46%		1.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6		$5
Average net assets (in millions)	$5		$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60	%(e)
Expenses before waivers and/or expense reimbursement	3.11	%(e)	4.98	%(e)
Net investment income (loss)	2.15	%(e)	2.11	%(e)
Portfolio turnover rate(f)	20%		177%

AST Prudential Corporate Bond Portfolio
	Six Months Ended June 30, 2020		August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.18		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.12		0.09
Net realized and unrealized gain (loss) on investment transactions	0.14		0.09

Total from investment operations	0.26		0.18

Net Asset Value, end of period	$10.44		$10.18

Total Return(c)	2.55%		1.80%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$7		$6
Average net assets (in millions)	$6		$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60	%(e)
Expenses before waivers and/or expense reimbursement	2.74	%(e)	4.72	%(e)
Net investment income (loss)	2.36	%(e)	2.40	%(e)
Portfolio turnover rate(f)	21%		155%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

(e)	Annualized.

(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

AST T. Rowe Price Corporate Bond Portfolio
	Six Months Ended June 30, 2020		August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.13		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.13		0.09
Net realized and unrealized gain (loss) on investment transactions	0.24		0.04

Total from investment operations	0.37		0.13

Net Asset Value, end of period	$10.50		$10.13

Total Return(c)	3.65%		1.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6		$5
Average net assets (in millions)	$5		$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60	%(e)
Expenses before waivers and/or expense reimbursement	3.11	%(e)	4.96	%(e)
Net investment income (loss)	2.50	%(e)	2.40	%(e)
Portfolio turnover rate(f)	53%		44%

AST Western Asset Corporate Bond Portfolio
	Six Months Ended June 30, 2020		August 19, 2019(a) through December 31, 2019
Per Share Operating Performance(b):
Net Asset Value, beginning of period	$10.11		$10.00

Income (Loss) From Investment Operations:
Net investment income (loss)	0.11		0.08
Net realized and unrealized gain (loss) on investment transactions	0.25		0.03

Total from investment operations	0.36		0.11

Net Asset Value, end of period	$10.47		$10.11

Total Return(c)	3.56%		1.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6		$5
Average net assets (in millions)	$5		$5
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.60	%(e)	0.60	%(e)
Expenses before waivers and/or expense reimbursement	3.05	%(e)	4.85	%(e)
Net investment income (loss)	2.27	%(e)	2.16	%(e)
Portfolio turnover rate(f)	36%		85%

(a)	Commencement of operations.

(b)	Calculated based on average shares outstanding during the period.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Portfolio invests.

(e)	Annualized.

(f)

The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Advanced Series Trust Portfolio Liquidity Risk Management Program — unaudited	June 30, 2020

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), each Portfolio has adopted and implemented a liquidity risk management program (the “LRMP”). Each Portfolio’s LRMP seeks to assess and manage the Portfolio’s liquidity risk, which is defined as the risk that the Portfolio is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Portfolio. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Portfolios’ investment manager, to serve as the administrator of each Portfolio’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

Each Portfolio’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, each Portfolio’s LRMP includes no less than annual assessments of factors that influence the Portfolio’s liquidity risk; no less than monthly classifications of the Portfolio’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Portfolio’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Portfolio does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 10-11, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of each Portfolio’s LRMP, including any material changes to the LRMP for the period from the inception of the LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that each Portfolio’s LRMP was reasonably designed to assess and manage that Portfolio’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that each Portfolio’s investment strategies continue to be appropriate given each Portfolio’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in a Portfolio, including liquidity risks presented by each Portfolio’s investment portfolio, is found in a Portfolio’s Prospectus and Statement of Additional Information.

SEE NOTES TO FINANCIAL STATEMENTS.

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The prospectuses for the Advanced Series Trust portfolios and the applicable variable annuity or variable life prospectuses contain information on the investment objectives, risks, charges and expenses of the portfolios and on the contracts and should be read carefully.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Trust’s website at www.prudential.com/variableinsuranceportfolios.

The Trust files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-PORT. Form N-PORT is available on the Commission’s website at www.sec.gov or call (800) SEC-0330.

The Trust’s Statement of Additional Information contains additional information about the Trust’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888. Owners of Individual Life Insurance contracts should call (800) 778-2255.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3714

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation and The Prudential Insurance Company of America are available upon request. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 248-4019, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2020 Prudential Financial, Inc. and its related entities. PGIM Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

AST-SAR-H

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

APPENDIX A:

Advanced Series Trust (2 of 2 AST Filings)-

AST AB Global Bond Portfolio

AST Academic Strategies Asset Allocation Portfolio

AST Advanced Strategies Portfolio

AST AllianzGI World Trends Portfolio

AST American Funds Growth Allocation Portfolio

AST AQR Emerging Markets Equity Portfolio

AST AQR Large-Cap Portfolio

AST Balanced Asset Allocation Portfolio

AST BlackRock 60/40 Target Allocation ETF Portfolio

AST BlackRock 80/20 Target Allocation ETF Portfolio

AST BlackRock Corporate Bond Portfolio

AST BlackRock Global Strategies Portfolio

AST BlackRock Low Duration Bond Portfolio

AST BlackRock/Loomis Sayles Bond Portfolio

AST Capital Growth Asset Allocation Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Cohen & Steers Realty Portfolio

AST Dimensional Global Core Allocation Portfolio

AST Emerging Markets Equity Portfolio

AST Fidelity Institutional AM Quantitative Portfolio

AST FQ Absolute Return Currency Portfolio

AST Goldman Sachs Global Income Portfolio

AST Goldman Sachs Multi-Asset Portfolio

AST Goldman Sachs Small-Cap Value Portfolio

AST Hotchkis & Wiley Large-Cap Value Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST J.P. Morgan Global Thematic Portfolio

AST J.P. Morgan International Equity Portfolio

AST J.P. Morgan Strategic Opportunities Portfolio

AST Jennison Global Infrastructure Portfolio

AST Jennison Large-Cap Growth Portfolio

AST Large-Cap Core Portfolio

AST Legg Mason Diversified Growth Portfolio

AST Loomis Sayles Large-Cap Growth Portfolio

AST MFS Global Equity Portfolio

AST MFS Growth Allocation Portfolio

AST MFS Growth Portfolio

AST MFS Large-Cap Value Portfolio

AST Mid-Cap Growth Portfolio

AST Neuberger Berman Long/Short Portfolio

AST Neuberger Berman/LSV Mid-Cap Value Portfolio

AST PIMCO Corporate Bond Portfolio

AST PIMCO Dynamic Bond Portfolio

AST Preservation Asset Allocation Portfolio

AST Prudential Corporate Bond Portfolio

AST Prudential Flexible Multi-Strategy Portfolio

AST Prudential Growth Allocation Portfolio

AST QMA International Core Equity Portfolio

AST Small-Cap Growth Opportunities Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Asset Allocation Portfolio

AST T. Rowe Price Corporate Bond Portfolio

AST T. Rowe Price Diversified Real Growth Portfolio

AST T. Rowe Price Growth Opportunities Portfolio

AST T. Rowe Price Large-Cap Growth Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Templeton Global Bond Portfolio

AST WEDGE Capital Mid-Cap Value Portfolio

AST Wellington Management Global Bond Portfolio

AST Wellington Management Hedged Equity Portfolio

AST Western Asset Corporate Bond Portfolio

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Advanced Series Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	August 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 25, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	August 25, 2020